UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS

(Exact name of registrant as specified in charter)

One Congress Street, Boston, Massachusetts 02114

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Congress Street

Boston, Massachusetts 02114

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Item 1. Reports to Shareholders.

(a)	The Reports to Shareholders are attached herewith.

SPDR® Dow Jones Global Real Estate ETF

RWO

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the SPDR® Dow Jones Global Real Estate ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® Dow Jones Global Real Estate ETF	$50	0.50%

How did the Fund perform last year and what affected its performance?

The global REIT market experienced mixed results over the fiscal year. The Dow Jones Global Select RESI Index lost -0.82% as Asian REITs gained and were almost able to overcome the underperformances produced in both the U.S. and European regions of the sector. Subsector-wise, healthcare, industrial, and mall REITs outperformed, while infrastructure, data centers, and hotels underperformed. Globally, investors showed increased interest in diversified REIT exposure, particularly in regions with strong ESG frameworks and urban growth. However, the market faced headwinds from rising interest rates, inflation, and regulatory uncertainty, particularly in the U.S., which tempered overall enthusiasm. Despite these challenges, the REIT sector showed resilience and adaptability, with emerging trends like fractional ownership and thematic investing gaining traction.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	RWO	MSCI ACWI IMI Index	Dow Jones Global Select Real Estate Securities Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,604	$10,757	$10,608
11/30/15	$10,393	$10,690	$10,395
12/31/15	$10,470	$10,491	$10,469
01/31/16	$10,043	$9,833	$10,042
02/29/16	$10,063	$9,782	$10,057
03/31/16	$11,028	$10,522	$11,018
04/30/16	$10,956	$10,688	$10,947
05/31/16	$10,992	$10,710	$10,981
06/30/16	$11,400	$10,633	$11,390
07/31/16	$11,890	$11,107	$11,881
08/31/16	$11,538	$11,144	$11,527
09/30/16	$11,371	$11,225	$11,355
10/31/16	$10,708	$11,008	$10,692
11/30/16	$10,484	$11,128	$10,466
12/31/16	$10,877	$11,368	$10,858
01/31/17	$10,877	$11,676	$10,860
02/28/17	$11,177	$11,997	$11,158
03/31/17	$10,985	$12,139	$10,958
04/30/17	$11,054	$12,335	$11,027
05/31/17	$11,135	$12,581	$11,106
06/30/17	$11,211	$12,655	$11,175
07/31/17	$11,410	$13,002	$11,375
08/31/17	$11,331	$13,048	$11,289
09/30/17	$11,308	$13,328	$11,258
10/31/17	$11,224	$13,597	$11,175
11/30/17	$11,570	$13,864	$11,520
12/31/17	$11,727	$14,090	$11,670
01/31/18	$11,621	$14,850	$11,566
02/28/18	$10,853	$14,230	$10,793
03/31/18	$11,139	$13,964	$11,073
04/30/18	$11,353	$14,095	$11,280
05/31/18	$11,523	$14,150	$11,446
06/30/18	$11,742	$14,065	$11,664
07/31/18	$11,831	$14,455	$11,754
08/31/18	$11,991	$14,588	$11,907
09/30/18	$11,715	$14,611	$11,622
10/31/18	$11,318	$13,468	$11,230
11/30/18	$11,706	$13,658	$11,613
12/31/18	$11,013	$12,670	$10,912
01/31/19	$12,179	$13,701	$12,072
02/28/19	$12,174	$14,082	$12,064
03/31/19	$12,522	$14,228	$12,400
04/30/19	$12,421	$14,698	$12,300
05/31/19	$12,365	$13,818	$12,241
06/30/19	$12,578	$14,707	$12,445
07/31/19	$12,643	$14,751	$12,506
08/31/19	$12,879	$14,379	$12,735
09/30/19	$13,201	$14,681	$13,051
10/31/19	$13,484	$15,085	$13,334
11/30/19	$13,346	$15,461	$13,195
12/31/19	$13,368	$16,009	$13,214
01/31/20	$13,418	$15,797	$13,265
02/29/20	$12,275	$14,504	$12,129
03/31/20	$9,425	$12,417	$9,312
04/30/20	$10,084	$13,784	$9,963
05/31/20	$10,114	$14,418	$9,993
06/30/20	$10,270	$14,879	$10,140
07/31/20	$10,578	$15,652	$10,443
08/31/20	$10,795	$16,600	$10,655
09/30/20	$10,475	$16,085	$10,327
10/31/20	$10,139	$15,737	$9,995
11/30/20	$11,467	$17,729	$11,304
12/31/20	$11,948	$18,611	$11,771
01/31/21	$11,866	$18,578	$11,692
02/28/21	$12,302	$19,072	$12,122
03/31/21	$12,716	$19,566	$12,519
04/30/21	$13,580	$20,416	$13,369
05/31/21	$13,822	$20,720	$13,609
06/30/21	$13,986	$20,970	$13,761
07/31/21	$14,594	$21,076	$14,361
08/31/21	$14,790	$21,598	$14,555
09/30/21	$13,969	$20,737	$13,740
10/31/21	$14,818	$21,746	$14,550
11/30/21	$14,577	$21,162	$14,314
12/31/21	$15,617	$22,002	$15,327
01/31/22	$14,670	$20,860	$14,402
02/28/22	$14,285	$20,383	$14,023
03/31/22	$15,054	$20,799	$14,766
04/30/22	$14,260	$19,147	$13,989
05/31/22	$13,543	$19,158	$13,284
06/30/22	$12,348	$17,505	$12,107
07/31/22	$13,362	$18,756	$13,102
08/31/22	$12,507	$18,090	$12,262
09/30/22	$10,962	$16,344	$10,732
10/31/22	$11,358	$17,350	$11,121
11/30/22	$12,092	$18,670	$11,840
12/31/22	$11,706	$17,953	$11,449
01/31/23	$12,800	$19,275	$12,520
02/28/23	$12,212	$18,740	$11,946
03/31/23	$11,867	$19,200	$11,588
04/30/23	$12,057	$19,445	$11,775
05/31/23	$11,577	$19,210	$11,306
06/30/23	$11,978	$20,331	$11,677
07/31/23	$12,417	$21,108	$12,105
08/31/23	$12,009	$20,502	$11,708
09/30/23	$11,249	$19,639	$10,950
10/31/23	$10,735	$18,985	$10,449
11/30/23	$11,892	$20,740	$11,575
12/31/23	$13,034	$21,827	$12,672
01/31/24	$12,499	$21,877	$12,155
02/29/24	$12,478	$22,791	$12,132
03/31/24	$12,839	$23,512	$12,470
04/30/24	$12,018	$22,714	$11,673
05/31/24	$12,441	$23,634	$12,081
06/30/24	$12,557	$24,071	$12,180
07/31/24	$13,301	$24,567	$12,900
08/31/24	$14,142	$25,140	$13,714
09/30/24	$14,534	$25,719	$14,081
10/31/24	$13,830	$25,123	$13,400
11/30/24	$14,215	$26,103	$13,773
12/31/24	$13,242	$25,401	$12,821
01/31/25	$13,487	$26,233	$13,059
02/28/25	$13,881	$26,002	$13,439
03/31/25	$13,549	$24,993	$13,100
04/30/25	$13,550	$25,227	$13,101
05/31/25	$13,839	$26,687	$13,379
06/30/25	$13,856	$27,896	$13,380
07/31/25	$13,708	$28,268	$13,238
08/31/25	$14,330	$29,037	$13,841
09/30/25	$14,476	$30,037	$13,965

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
RWO	(0.40%)	6.68%	3.77%
MSCI ACWI IMI Index	16.79%	13.30%	11.63%
Dow Jones Global Select Real Estate Securities Index	(0.82%)	6.22%	3.40%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$1,135,950,042
  Number of Portfolio Holdings226
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid$5,669,668

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
United States	70.7%
Japan	8.8%
United Kingdom	3.7%
Australia	2.8%
Singapore	2.7%
France	2.0%
Hong Kong	1.5%
Switzerland	1.2%
Sweden	1.2%
Canada	0.8%

Top Ten Holdings

Holdings	%
Welltower, Inc.	7.8%
Prologis, Inc.	6.9%
Equinix, Inc.	5.0%
Simon Property Group, Inc.	4.0%
Realty Income Corp.	3.6%
Digital Realty Trust, Inc.	3.6%
Public Storage	3.0%
Ventas, Inc.	2.1%
Mitsui Fudosan Co. Ltd.	2.0%
Extra Space Storage, Inc.	2.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs.

TSR AR RWO

SPDR® Dow Jones International Real Estate ETF

RWX

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the SPDR® Dow Jones International Real Estate ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® Dow Jones International Real Estate ETF	$60	0.59%

How did the Fund perform last year and what affected its performance?

International REITs experienced mixed results over the fiscal year producing gains while significantly lagging the broader market. The Dow Jones Global Select RESI ex-U.S. Index gained 4.44% as Asian REIT gains were able to overcome the slight underperformance produced in Europe. Across both regions, investors increasingly favored subsectors like data centers, industrial properties, and healthcare facilities, while traditional office and retail segments continued to face structural challenges. Institutional and retail investors alike showed increased interest in non-U.S. REITs as they sought exposure for currency hedging and growth potential. Despite ongoing concerns about interest rate volatility and inflation, the international REIT landscape showed resilience, adaptability, and growing appeal as a long-term investment vehicle all while introducing emerging trends like fractional ownership and thematic investing.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	RWX	MSCI All Country World ex USA Index	Dow Jones Global ex-U.S. Select Real Estate Securities Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,638	$10,744	$10,644
11/30/15	$10,211	$10,523	$10,224
12/31/15	$10,087	$10,324	$10,104
01/31/16	$9,663	$9,622	$9,684
02/29/16	$9,849	$9,512	$9,869
03/31/16	$10,679	$10,286	$10,699
04/30/16	$10,972	$10,556	$10,997
05/31/16	$10,758	$10,378	$10,784
06/30/16	$10,716	$10,219	$10,760
07/31/16	$11,170	$10,725	$11,218
08/31/16	$10,926	$10,793	$10,975
09/30/16	$10,893	$10,926	$10,942
10/31/16	$10,223	$10,769	$10,273
11/30/16	$9,888	$10,519	$9,939
12/31/16	$10,102	$10,789	$10,179
01/31/17	$10,260	$11,171	$10,341
02/28/17	$10,426	$11,349	$10,505
03/31/17	$10,449	$11,637	$10,530
04/30/17	$10,665	$11,886	$10,749
05/31/17	$10,962	$12,271	$11,051
06/30/17	$10,756	$12,309	$10,846
07/31/17	$11,095	$12,763	$11,191
08/31/17	$11,041	$12,830	$11,127
09/30/17	$10,945	$13,068	$11,033
10/31/17	$10,926	$13,314	$11,017
11/30/17	$11,271	$13,422	$11,371
12/31/17	$11,648	$13,722	$11,762
01/31/18	$12,055	$14,486	$12,179
02/28/18	$11,354	$13,803	$11,460
03/31/18	$11,470	$13,560	$11,592
04/30/18	$11,763	$13,776	$11,878
05/31/18	$11,563	$13,458	$11,674
06/30/18	$11,423	$13,205	$11,549
07/31/18	$11,550	$13,521	$11,680
08/31/18	$11,448	$13,238	$11,573
09/30/18	$11,259	$13,298	$11,378
10/31/18	$10,749	$12,217	$10,869
11/30/18	$10,911	$12,332	$11,034
12/31/18	$10,673	$11,774	$10,805
01/31/19	$11,703	$12,664	$11,850
02/28/19	$11,543	$12,911	$11,689
03/31/19	$11,879	$12,988	$12,027
04/30/19	$11,689	$13,331	$11,835
05/31/19	$11,625	$12,616	$11,771
06/30/19	$11,884	$13,375	$12,041
07/31/19	$11,781	$13,214	$11,926
08/31/19	$11,924	$12,805	$12,071
09/30/19	$12,195	$13,135	$12,358
10/31/19	$12,646	$13,593	$12,820
11/30/19	$12,578	$13,713	$12,754
12/31/19	$12,786	$14,307	$12,985
01/31/20	$12,832	$13,923	$13,036
02/29/20	$11,720	$12,822	$11,904
03/31/20	$8,876	$10,966	$9,016
04/30/20	$9,407	$11,797	$9,551
05/31/20	$9,559	$12,183	$9,709
06/30/20	$9,652	$12,733	$9,807
07/31/20	$9,896	$13,301	$10,057
08/31/20	$10,315	$13,870	$10,480
09/30/20	$10,029	$13,529	$10,189
10/31/20	$9,626	$13,238	$9,775
11/30/20	$11,007	$15,019	$11,181
12/31/20	$11,624	$15,831	$11,819
01/31/21	$11,468	$15,865	$11,664
02/28/21	$11,619	$16,179	$11,819
03/31/21	$11,788	$16,384	$11,989
04/30/21	$12,317	$16,866	$12,532
05/31/21	$12,717	$17,394	$12,947
06/30/21	$12,651	$17,281	$12,879
07/31/21	$13,007	$16,996	$13,246
08/31/21	$13,099	$17,319	$13,343
09/30/21	$12,381	$16,765	$12,610
10/31/21	$12,677	$17,165	$12,866
11/30/21	$12,235	$16,392	$12,420
12/31/21	$12,674	$17,070	$12,872
01/31/22	$12,024	$16,441	$12,213
02/28/22	$11,934	$16,115	$12,119
03/31/22	$12,265	$16,141	$12,465
04/30/22	$11,467	$15,127	$11,653
05/31/22	$11,365	$15,236	$11,547
06/30/22	$10,125	$13,925	$10,282
07/31/22	$10,795	$14,402	$10,971
08/31/22	$10,099	$13,939	$10,236
09/30/22	$8,847	$12,546	$8,959
10/31/22	$8,996	$12,920	$9,114
11/30/22	$9,739	$14,446	$9,855
12/31/22	$9,904	$14,338	$10,026
01/31/23	$10,476	$15,500	$10,610
02/28/23	$10,095	$14,956	$10,222
03/31/23	$9,804	$15,322	$9,875
04/30/23	$10,176	$15,588	$10,250
05/31/23	$9,510	$15,021	$9,575
06/30/23	$9,469	$15,695	$9,529
07/31/23	$10,003	$16,334	$10,071
08/31/23	$9,659	$15,596	$9,724
09/30/23	$9,208	$15,103	$9,264
10/31/23	$8,760	$14,480	$8,841
11/30/23	$9,710	$15,784	$9,809
12/31/23	$10,554	$16,577	$10,674
01/31/24	$10,110	$16,412	$10,226
02/29/24	$9,622	$16,827	$9,729
03/31/24	$10,146	$17,353	$10,269
04/30/24	$9,748	$17,042	$9,857
05/31/24	$9,810	$17,536	$9,910
06/30/24	$9,480	$17,520	$9,575
07/31/24	$10,063	$17,925	$10,169
08/31/24	$10,708	$18,436	$10,824
09/30/24	$11,044	$18,932	$11,166
10/31/24	$10,048	$18,003	$10,157
11/30/24	$9,850	$17,840	$9,961
12/31/24	$9,285	$17,494	$9,390
01/31/25	$9,637	$18,199	$9,750
02/28/25	$9,677	$18,451	$9,793
03/31/25	$9,834	$18,409	$9,945
04/30/25	$10,591	$19,074	$10,713
05/31/25	$10,844	$19,948	$10,967
06/30/25	$11,151	$20,625	$11,285
07/31/25	$10,951	$20,566	$11,085
08/31/25	$11,423	$21,279	$11,572
09/30/25	$11,517	$22,046	$11,663

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
RWX	4.28%	2.81%	1.42%
MSCI All Country World ex USA Index	16.45%	10.26%	8.23%
Dow Jones Global ex-U.S. Select Real Estate Securities Index	4.44%	2.74%	1.55%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$297,787,562
  Number of Portfolio Holdings121
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$1,697,325

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
Japan	30.5%
United Kingdom	12.7%
Australia	9.5%
Singapore	9.5%
France	6.8%
Hong Kong	5.1%
Switzerland	4.3%
Sweden	4.2%
Canada	2.7%
Belgium	2.6%

Top Ten Holdings

Holdings	%
Mitsui Fudosan Co. Ltd.	6.8%
Scentre Group REIT	3.2%
Link REIT	3.0%
Unibail-Rodamco-Westfield REIT	2.9%
Segro PLC REIT	2.7%
Swiss Prime Site AG	2.5%
CapitaLand Integrated Commercial Trust REIT	2.3%
Klepierre SA REIT	1.9%
CapitaLand Ascendas REIT	1.9%
Nippon Building Fund, Inc. REIT	1.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs.

TSR AR RWX

SPDR® EURO STOXX 50 ETF

FEZ

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the SPDR® EURO STOXX 50 ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® EURO STOXX 50 ETF	$32	0.29%

How did the Fund perform last year and what affected its performance?

European equities experienced a volatile but broadly positive stretch from late 2024 through Q3 2025. After a weak end to 2024 driven by energy costs, manufacturing struggles, and geopolitical tensions, markets rebounded in early 2025 on low valuations and fiscal stimulus, notably Germany’s €500B investment plan. A weaker dollar and improving sentiment further supported gains in Q2, though UK equities lagged due to sector-specific headwinds. Q3 brought modest progress amid easing inflation and continued European Central Bank rate cuts. Sector rotation favored financials, energy, defensives, and luxury goods, while Germany underperformed and France, the UK, and Netherlands led regional performance.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	FEZ	MSCI All Country World ex USA Index	EURO STOXX 50 Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,918	$10,744	$10,920
11/30/15	$10,719	$10,523	$10,722
12/31/15	$10,283	$10,324	$10,284
01/31/16	$9,561	$9,622	$9,561
02/29/16	$9,291	$9,512	$9,292
03/31/16	$9,947	$10,286	$9,948
04/30/16	$10,134	$10,556	$10,130
05/31/16	$10,108	$10,378	$10,087
06/30/16	$9,471	$10,219	$9,443
07/31/16	$9,962	$10,725	$9,935
08/31/16	$10,034	$10,793	$10,008
09/30/16	$10,062	$10,926	$10,038
10/31/16	$9,998	$10,769	$9,974
11/30/16	$9,676	$10,519	$9,653
12/31/16	$10,379	$10,789	$10,357
01/31/17	$10,450	$11,171	$10,429
02/28/17	$10,569	$11,349	$10,549
03/31/17	$11,239	$11,637	$11,218
04/30/17	$11,668	$11,886	$11,646
05/31/17	$12,189	$12,271	$12,144
06/30/17	$11,993	$12,309	$11,951
07/31/17	$12,432	$12,763	$12,390
08/31/17	$12,444	$12,830	$12,404
09/30/17	$13,010	$13,068	$12,969
10/31/17	$13,108	$13,314	$13,070
11/30/17	$13,045	$13,422	$13,007
12/31/17	$12,908	$13,722	$12,870
01/31/18	$13,803	$14,486	$13,764
02/28/18	$12,891	$13,803	$12,855
03/31/18	$12,717	$13,560	$12,680
04/30/18	$13,221	$13,776	$13,180
05/31/18	$12,478	$13,458	$12,413
06/30/18	$12,461	$13,205	$12,391
07/31/18	$12,977	$13,521	$12,906
08/31/18	$12,426	$13,238	$12,357
09/30/18	$12,437	$13,298	$12,370
10/31/18	$11,422	$12,217	$11,359
11/30/18	$11,332	$12,332	$11,271
12/31/18	$10,840	$11,774	$10,779
01/31/19	$11,478	$12,664	$11,415
02/28/19	$11,889	$12,911	$11,828
03/31/19	$11,935	$12,988	$11,876
04/30/19	$12,547	$13,331	$12,485
05/31/19	$11,815	$12,616	$11,728
06/30/19	$12,794	$13,375	$12,705
07/31/19	$12,497	$13,214	$12,410
08/31/19	$12,226	$12,805	$12,143
09/30/19	$12,614	$13,135	$12,532
10/31/19	$13,046	$13,593	$12,964
11/30/19	$13,250	$13,713	$13,170
12/31/19	$13,647	$14,307	$13,569
01/31/20	$13,117	$13,923	$13,039
02/29/20	$11,907	$12,822	$11,831
03/31/20	$9,974	$10,966	$9,902
04/30/20	$10,483	$11,797	$10,411
05/31/20	$11,152	$12,183	$11,074
06/30/20	$11,978	$12,733	$11,897
07/31/20	$12,413	$13,301	$12,324
08/31/20	$12,949	$13,870	$12,861
09/30/20	$12,407	$13,529	$12,317
10/31/20	$11,422	$13,238	$11,341
11/30/20	$13,832	$15,019	$13,753
12/31/20	$14,395	$15,831	$14,316
01/31/21	$14,025	$15,865	$13,947
02/28/21	$14,643	$16,179	$14,568
03/31/21	$15,289	$16,384	$15,218
04/30/21	$15,947	$16,866	$15,871
05/31/21	$16,643	$17,394	$16,490
06/30/21	$16,184	$17,281	$16,104
07/31/21	$16,297	$16,996	$16,219
08/31/21	$16,645	$17,319	$16,570
09/30/21	$15,796	$16,765	$15,714
10/31/21	$16,578	$17,165	$16,499
11/30/21	$15,427	$16,392	$15,353
12/31/21	$16,477	$17,070	$16,412
01/31/22	$15,793	$16,441	$15,729
02/28/22	$14,890	$16,115	$14,826
03/31/22	$14,682	$16,141	$14,620
04/30/22	$13,632	$15,127	$13,573
05/31/22	$13,986	$15,236	$13,903
06/30/22	$12,448	$13,925	$12,380
07/31/22	$13,038	$14,402	$12,973
08/31/22	$12,235	$13,939	$12,141
09/30/22	$11,257	$12,546	$11,170
10/31/22	$12,386	$12,920	$12,293
11/30/22	$14,153	$14,446	$14,049
12/31/22	$14,050	$14,338	$13,941
01/31/23	$15,708	$15,500	$15,589
02/28/23	$15,636	$14,956	$15,511
03/31/23	$16,332	$15,322	$16,201
04/30/23	$16,875	$15,588	$16,733
05/31/23	$15,972	$15,021	$15,801
06/30/23	$17,062	$15,695	$16,872
07/31/23	$17,562	$16,334	$17,348
08/31/23	$16,620	$15,596	$16,422
09/30/23	$15,764	$15,103	$15,572
10/31/23	$15,319	$14,480	$15,135
11/30/23	$17,080	$15,784	$16,879
12/31/23	$17,842	$16,577	$17,637
01/31/24	$18,059	$16,412	$17,852
02/29/24	$18,893	$16,827	$18,681
03/31/24	$19,671	$17,353	$19,451
04/30/24	$19,017	$17,042	$18,788
05/31/24	$19,748	$17,536	$19,480
06/30/24	$19,158	$17,520	$18,897
07/31/24	$19,278	$17,925	$19,019
08/31/24	$20,082	$18,436	$19,804
09/30/24	$20,430	$18,932	$20,149
10/31/24	$19,209	$18,003	$18,946
11/30/24	$18,619	$17,840	$18,364
12/31/24	$18,604	$17,494	$18,353
01/31/25	$20,189	$18,199	$19,918
02/28/25	$20,892	$18,451	$20,614
03/31/25	$20,868	$18,409	$20,588
04/30/25	$21,706	$19,074	$21,412
05/31/25	$22,820	$19,948	$22,466
06/30/25	$23,328	$20,625	$22,969
07/31/25	$22,842	$20,566	$22,493
08/31/25	$23,504	$21,279	$23,150
09/30/25	$24,393	$22,046	$24,028

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
FEZ	19.40%	14.48%	9.33%
MSCI All Country World ex USA Index	16.45%	10.26%	8.23%
EURO STOXX 50 Index	19.25%	14.30%	9.16%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$4,642,439,058
  Number of Portfolio Holdings53
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid$11,897,722

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Countries

Countries	%
Germany	30.6%
France	28.4%
Netherlands	13.1%
Spain	9.4%
Italy	8.1%
United States	5.6%
China	1.9%
Belgium	1.3%
Finland	1.1%

Top Ten Holdings

Holdings	%
ASML Holding NV	8.1%
SAP SE	5.8%
Siemens AG	4.3%
Allianz SE	3.4%
Schneider Electric SE	3.4%
Banco Santander SA	3.3%
LVMH Moet Hennessy Louis Vuitton SE	3.3%
TotalEnergies SE	2.9%
Airbus SE	2.9%
Safran SA	2.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs.

TSR AR FEZ

SPDR® MSCI ACWI Climate Paris Aligned ETF

NZAC

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the SPDR® MSCI ACWI Climate Paris Aligned ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® MSCI ACWI Climate Paris Aligned ETF	$13	0.12%

How did the Fund perform last year and what affected its performance?

The Fund exhibited negative returns during the first 6 months under review, but generated positive double digit returns during the last 6 months. News on rates took economic center stage in December as the U.S. Federal Reserve ("the Fed") signaled fewer 2025 rate cuts than expected, leading to a sharp drop in U.S. markets. Post-inauguration, early saber-rattling on tariffs, notably with neighbors Canada and Mexico, pushed U.S. markets down while in stark contrast, international markets remained steady. When “Liberation Day” arrived on April 2nd and tariffs were officially enacted, all markets tanked in response. Global markets declined across the board in the days following, but as prospects emerged of trade deals being reached more swiftly than expected, markets began to claw their way back up. Despite the fears, early returns on economic data seemed to indicate that the worst-case scenarios were not materializing. Market shifted their focus back to Artificial Intelligence ("A.I.") and rate cuts, and while some concerns about a potential bubble in A.I.-related investments surfaced, they were put to rest by evidence of significant A.I.-related investments continuing to be made. By the time the Fed cut rates in September, markets had fully priced in the event.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	NZAC	MSCI ACWI IMI Index	MSCI ACWI Climate Paris Aligned Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,781	$10,757	$10,785
11/30/15	$10,698	$10,690	$10,696
12/31/15	$10,510	$10,491	$10,506
01/31/16	$9,881	$9,833	$9,865
02/29/16	$9,818	$9,782	$9,790
03/31/16	$10,529	$10,522	$10,508
04/30/16	$10,668	$10,688	$10,642
05/31/16	$10,715	$10,710	$10,686
06/30/16	$10,627	$10,633	$10,590
07/31/16	$11,103	$11,107	$11,070
08/31/16	$11,157	$11,144	$11,121
09/30/16	$11,222	$11,225	$11,186
10/31/16	$11,013	$11,008	$10,973
11/30/16	$11,105	$11,128	$11,053
12/31/16	$11,320	$11,368	$11,270
01/31/17	$11,647	$11,676	$11,596
02/28/17	$11,988	$11,997	$11,934
03/31/17	$12,143	$12,139	$12,086
04/30/17	$12,341	$12,335	$12,283
05/31/17	$12,612	$12,581	$12,553
06/30/17	$12,671	$12,655	$12,616
07/31/17	$13,017	$13,002	$12,957
08/31/17	$13,039	$13,048	$12,976
09/30/17	$13,260	$13,328	$13,195
10/31/17	$13,520	$13,597	$13,455
11/30/17	$13,782	$13,864	$13,712
12/31/17	$13,992	$14,090	$13,928
01/31/18	$14,769	$14,850	$14,702
02/28/18	$14,167	$14,230	$14,095
03/31/18	$13,860	$13,964	$13,793
04/30/18	$13,995	$14,095	$13,915
05/31/18	$14,003	$14,150	$13,918
06/30/18	$13,908	$14,065	$13,823
07/31/18	$14,338	$14,455	$14,247
08/31/18	$14,450	$14,588	$14,352
09/30/18	$14,501	$14,611	$14,397
10/31/18	$13,421	$13,468	$13,318
11/30/18	$13,616	$13,658	$13,508
12/31/18	$12,664	$12,670	$12,566
01/31/19	$13,675	$13,701	$13,573
02/28/19	$14,028	$14,082	$13,928
03/31/19	$14,219	$14,228	$14,114
04/30/19	$14,716	$14,698	$14,606
05/31/19	$13,847	$13,818	$13,741
06/30/19	$14,770	$14,707	$14,663
07/31/19	$14,842	$14,751	$14,733
08/31/19	$14,509	$14,379	$14,396
09/30/19	$14,827	$14,681	$14,707
10/31/19	$15,249	$15,085	$15,126
11/30/19	$15,616	$15,461	$15,488
12/31/19	$16,172	$16,009	$16,046
01/31/20	$16,012	$15,797	$15,900
02/29/20	$14,742	$14,504	$14,625
03/31/20	$12,769	$12,417	$12,659
04/30/20	$14,134	$13,784	$14,019
05/31/20	$14,755	$14,418	$14,634
06/30/20	$15,219	$14,879	$15,099
07/31/20	$16,029	$15,652	$15,912
08/31/20	$17,030	$16,600	$16,903
09/30/20	$16,485	$16,085	$16,358
10/31/20	$16,094	$15,737	$15,969
11/30/20	$18,089	$17,729	$17,941
12/31/20	$18,911	$18,611	$18,763
01/31/21	$18,807	$18,578	$18,648
02/28/21	$19,224	$19,072	$19,057
03/31/21	$19,754	$19,566	$19,574
04/30/21	$20,615	$20,416	$20,446
05/31/21	$20,947	$20,720	$20,780
06/30/21	$21,201	$20,970	$21,026
07/31/21	$21,356	$21,076	$21,175
08/31/21	$21,896	$21,598	$21,707
09/30/21	$20,974	$20,737	$20,791
10/31/21	$22,046	$21,746	$21,853
11/30/21	$21,526	$21,162	$21,336
12/31/21	$22,375	$22,002	$22,190
01/31/22	$21,237	$20,860	$21,051
02/28/22	$20,686	$20,383	$20,514
03/31/22	$21,137	$20,799	$20,960
04/30/22	$19,392	$19,147	$19,229
05/31/22	$19,257	$19,158	$19,090
06/30/22	$17,751	$17,505	$17,589
07/31/22	$19,082	$18,756	$18,913
08/31/22	$18,223	$18,090	$18,055
09/30/22	$16,489	$16,344	$16,329
10/31/22	$17,442	$17,350	$17,274
11/30/22	$18,759	$18,670	$18,581
12/31/22	$17,996	$17,953	$17,812
01/31/23	$19,322	$19,275	$19,123
02/28/23	$18,763	$18,740	$18,566
03/31/23	$19,395	$19,200	$19,186
04/30/23	$19,679	$19,445	$19,463
05/31/23	$19,552	$19,210	$19,330
06/30/23	$20,613	$20,331	$20,383
07/31/23	$21,254	$21,108	$21,017
08/31/23	$20,655	$20,502	$20,420
09/30/23	$19,633	$19,639	$19,404
10/31/23	$18,985	$18,985	$18,759
11/30/23	$20,955	$20,740	$20,680
12/31/23	$22,093	$21,827	$21,804
01/31/24	$22,129	$21,877	$21,837
02/29/24	$23,063	$22,791	$22,764
03/31/24	$23,614	$23,512	$23,305
04/30/24	$22,746	$22,714	$22,439
05/31/24	$23,776	$23,634	$23,447
06/30/24	$24,314	$24,071	$23,981
07/31/24	$24,837	$24,567	$24,496
08/31/24	$25,631	$25,140	$25,284
09/30/24	$26,331	$25,719	$25,982
10/31/24	$25,651	$25,123	$25,299
11/30/24	$26,518	$26,103	$26,145
12/31/24	$25,879	$25,401	$25,514
01/31/25	$26,537	$26,233	$26,164
02/28/25	$26,283	$26,002	$25,899
03/31/25	$25,122	$24,993	$24,751
04/30/25	$25,508	$25,227	$25,120
05/31/25	$26,951	$26,687	$26,539
06/30/25	$28,124	$27,896	$27,693
07/31/25	$28,465	$28,268	$28,023
08/31/25	$29,141	$29,037	$28,680
09/30/25	$30,294	$30,037	$29,808

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
NZAC	15.05%	12.94%	11.72%
MSCI ACWI IMI Index	16.79%	13.30%	11.63%
MSCI ACWI Climate Paris Aligned IndexFootnote Reference(1)Footnote Reference(2)	14.73%	12.75%	11.54%
Footnote	Description
Footnote(1)	Effective April 22, 2022 (the “Benchmark Index Change Date”), the Fund’s benchmark index changed from the MSCI ACWI Low Carbon Target Index (the “Previous Benchmark Index”) to the MSCI ACWI Climate Paris Aligned Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund’s investment strategy to track the Previous Benchmark Index and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the MSCI ACWI Low Carbon Target Index from fund inception until 04/22/22 and of the MSCI ACWI Climate Paris Aligned Index effective 04/22/22 to 09/30/25.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$178,158,598
  Number of Portfolio Holdings744
  Portfolio Turnover Rate12%
  Total Advisory Fees Paid$184,998

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
United States	65.9%
Japan	3.8%
China	3.6%
Canada	3.4%
United Kingdom	2.1%
Switzerland	2.1%
Taiwan	1.9%
France	1.8%
India	1.4%
Australia	1.1%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	5.5%
Apple, Inc.	4.4%
Microsoft Corp.	4.4%
Amazon.com, Inc.	2.3%
Meta Platforms, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.8%
Broadcom, Inc.	1.8%
Tesla, Inc.	1.7%
Alphabet, Inc., Class A	1.3%
JPMorgan Chase & Co.	1.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs.

TSR AR NZAC

SPDR® MSCI ACWI ex-US ETF

CWI

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the SPDR® MSCI ACWI ex-US ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® MSCI ACWI ex-US ETF	$33	0.30%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was shaped first by moderating inflation and speculation on the timing of rate cuts, and then by a tariff war introduced by the newly-elected Trump administration. This injected some market volatility into the mix, but as the early economic data revealed the tariffs’ impact to be less than feared, markets resumed their upward march. To a large degree, this continued to be driven by Artificial Intelligence ("A.I."), with news of significant A.I. related investments allowing investors to shrug off concerns of excessive valuations. When the the U.S. Federal Reserve ( the "Fed") finally cut rates in September, the first in a year, markets had fully priced in the move. By the end of the reporting period, all major regional market indices ended the period higher, despite intermittent geopolitical and policy obstacles.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	CWI	MSCI All Country World ex USA Index
09/30/15	$10,000	$10,000
10/31/15	$10,768	$10,744
11/30/15	$10,553	$10,523
12/31/15	$10,334	$10,324
01/31/16	$9,667	$9,622
02/29/16	$9,549	$9,512
03/31/16	$10,311	$10,286
04/30/16	$10,588	$10,556
05/31/16	$10,417	$10,378
06/30/16	$10,286	$10,219
07/31/16	$10,771	$10,725
08/31/16	$10,840	$10,793
09/30/16	$10,966	$10,926
10/31/16	$10,817	$10,769
11/30/16	$10,550	$10,519
12/31/16	$10,809	$10,789
01/31/17	$11,195	$11,171
02/28/17	$11,365	$11,349
03/31/17	$11,647	$11,637
04/30/17	$11,892	$11,886
05/31/17	$12,287	$12,271
06/30/17	$12,326	$12,309
07/31/17	$12,766	$12,763
08/31/17	$12,824	$12,830
09/30/17	$13,076	$13,068
10/31/17	$13,321	$13,314
11/30/17	$13,424	$13,422
12/31/17	$13,717	$13,722
01/31/18	$14,464	$14,486
02/28/18	$13,781	$13,803
03/31/18	$13,511	$13,560
04/30/18	$13,760	$13,776
05/31/18	$13,428	$13,458
06/30/18	$13,187	$13,205
07/31/18	$13,500	$13,521
08/31/18	$13,230	$13,238
09/30/18	$13,306	$13,298
10/31/18	$12,232	$12,217
11/30/18	$12,368	$12,332
12/31/18	$11,790	$11,774
01/31/19	$12,688	$12,664
02/28/19	$12,936	$12,911
03/31/19	$13,037	$12,988
04/30/19	$13,389	$13,331
05/31/19	$12,681	$12,616
06/30/19	$13,445	$13,375
07/31/19	$13,284	$13,214
08/31/19	$12,879	$12,805
09/30/19	$13,226	$13,135
10/31/19	$13,684	$13,593
11/30/19	$13,808	$13,713
12/31/19	$14,383	$14,307
01/31/20	$13,984	$13,923
02/29/20	$12,897	$12,822
03/31/20	$11,069	$10,966
04/30/20	$11,863	$11,797
05/31/20	$12,197	$12,183
06/30/20	$12,773	$12,733
07/31/20	$13,336	$13,301
08/31/20	$13,895	$13,870
09/30/20	$13,548	$13,529
10/31/20	$13,259	$13,238
11/30/20	$15,032	$15,019
12/31/20	$15,848	$15,831
01/31/21	$15,919	$15,865
02/28/21	$16,238	$16,179
03/31/21	$16,456	$16,384
04/30/21	$16,922	$16,866
05/31/21	$17,464	$17,394
06/30/21	$17,357	$17,281
07/31/21	$17,064	$16,996
08/31/21	$17,345	$17,319
09/30/21	$16,797	$16,765
10/31/21	$17,207	$17,165
11/30/21	$16,459	$16,392
12/31/21	$17,175	$17,070
01/31/22	$16,597	$16,441
02/28/22	$16,195	$16,115
03/31/22	$16,255	$16,141
04/30/22	$15,261	$15,127
05/31/22	$15,372	$15,236
06/30/22	$14,072	$13,925
07/31/22	$14,517	$14,402
08/31/22	$14,055	$13,939
09/30/22	$12,688	$12,546
10/31/22	$13,082	$12,920
11/30/22	$14,629	$14,446
12/31/22	$14,509	$14,338
01/31/23	$15,698	$15,500
02/28/23	$15,138	$14,956
03/31/23	$15,535	$15,322
04/30/23	$15,801	$15,588
05/31/23	$15,231	$15,021
06/30/23	$15,950	$15,695
07/31/23	$16,562	$16,334
08/31/23	$15,806	$15,596
09/30/23	$15,327	$15,103
10/31/23	$14,708	$14,480
11/30/23	$16,014	$15,784
12/31/23	$16,819	$16,577
01/31/24	$16,663	$16,412
02/29/24	$17,117	$16,827
03/31/24	$17,617	$17,353
04/30/24	$17,317	$17,042
05/31/24	$17,870	$17,536
06/30/24	$17,840	$17,520
07/31/24	$18,256	$17,925
08/31/24	$18,759	$18,436
09/30/24	$19,254	$18,932
10/31/24	$18,349	$18,003
11/30/24	$18,218	$17,840
12/31/24	$17,863	$17,494
01/31/25	$18,565	$18,199
02/28/25	$18,775	$18,451
03/31/25	$18,772	$18,409
04/30/25	$19,430	$19,074
05/31/25	$20,342	$19,948
06/30/25	$21,052	$20,625
07/31/25	$20,998	$20,566
08/31/25	$21,744	$21,279
09/30/25	$22,595	$22,046

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
CWI	17.35%	10.77%	8.49%
MSCI All Country World ex USA Index	16.45%	10.26%	8.23%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$2,138,007,567
  Number of Portfolio Holdings1,305
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid$5,275,032

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
Japan	13.7%
China	9.6%
Canada	8.1%
United Kingdom	7.2%
United States	6.2%
Taiwan	6.0%
Germany	5.9%
France	5.8%
India	4.6%
Australia	4.3%

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.5%
Tencent Holdings Ltd.	1.7%
ASML Holding NV	1.2%
Alibaba Group Holding Ltd.	1.2%
Samsung Electronics Co. Ltd.	0.9%
SAP SE	0.9%
HSBC Holdings PLC	0.8%
Royal Bank of Canada	0.8%
Nestle SA	0.8%
Novartis AG	0.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs.

TSR AR CWI

SPDR® MSCI EAFE Fossil Fuel Reserves Free ETF

EFAX

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the SPDR® MSCI EAFE Fossil Fuel Reserves Free ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® MSCI EAFE Fossil Fuel Reserves Free ETF	$22	0.20%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was shaped first by moderating inflation in the U.S. and speculation on the timing of rate cuts, and then by a tariff war introduced by the newly-elected Trump administration. This injected some market volatility into the mix, but as the dollar declined, international markets were able to outperform their U.S. counterparts. But as the early economic data revealed the tariffs’ impact to be less than feared, international market outperformance moderated. In addition, this continued to be driven by Artificial Intelligence ("A.I."), with the U.S. having seemingly more A.I.-related growth opportunities than international markets. When the U.S. Federal Reserves finally cut rates in September—the first in a year—markets had fully priced in the move. By the end of the reporting period, all major regional market indices ended the period higher, despite intermittent geopolitical and policy obstacles.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	EFAX	MSCI All Country World ex USA Index	MSCI EAFE ex Fossil Fuels Index
10/24/16	$10,000	$10,000	$10,000
10/31/16	$9,976	$9,931	$9,957
11/30/16	$9,742	$9,701	$9,731
12/31/16	$10,057	$9,949	$10,038
01/31/17	$10,362	$10,302	$10,337
02/28/17	$10,550	$10,466	$10,517
03/31/17	$10,857	$10,731	$10,818
04/30/17	$11,164	$10,961	$11,127
05/31/17	$11,563	$11,317	$11,533
06/30/17	$11,556	$11,352	$11,530
07/31/17	$11,853	$11,770	$11,825
08/31/17	$11,813	$11,832	$11,796
09/30/17	$12,089	$12,051	$12,071
10/31/17	$12,254	$12,278	$12,237
11/30/17	$12,381	$12,378	$12,366
12/31/17	$12,538	$12,655	$12,526
01/31/18	$13,169	$13,359	$13,159
02/28/18	$12,590	$12,729	$12,579
03/31/18	$12,324	$12,505	$12,336
04/30/18	$12,567	$12,705	$12,552
05/31/18	$12,268	$12,411	$12,240
06/30/18	$12,099	$12,178	$12,073
07/31/18	$12,415	$12,469	$12,387
08/31/18	$12,216	$12,208	$12,187
09/30/18	$12,267	$12,264	$12,239
10/31/18	$11,284	$11,266	$11,256
11/30/18	$11,322	$11,373	$11,295
12/31/18	$10,736	$10,858	$10,708
01/31/19	$11,421	$11,679	$11,395
02/28/19	$11,714	$11,907	$11,689
03/31/19	$11,780	$11,978	$11,752
04/30/19	$12,152	$12,294	$12,123
05/31/19	$11,573	$11,634	$11,533
06/30/19	$12,239	$12,335	$12,211
07/31/19	$12,109	$12,186	$12,082
08/31/19	$11,851	$11,809	$11,824
09/30/19	$12,170	$12,113	$12,142
10/31/19	$12,638	$12,536	$12,611
11/30/19	$12,782	$12,646	$12,759
12/31/19	$13,190	$13,194	$13,168
01/31/20	$12,947	$12,840	$12,927
02/29/20	$11,813	$11,825	$11,793
03/31/20	$10,281	$10,113	$10,261
04/30/20	$10,990	$10,879	$10,967
05/31/20	$11,477	$11,235	$11,457
06/30/20	$11,867	$11,743	$11,853
07/31/20	$12,172	$12,266	$12,156
08/31/20	$12,796	$12,791	$12,783
09/30/20	$12,514	$12,477	$12,504
10/31/20	$12,036	$12,209	$12,024
11/30/20	$13,823	$13,851	$13,815
12/31/20	$14,446	$14,599	$14,441
01/31/21	$14,264	$14,631	$14,260
02/28/21	$14,519	$14,921	$14,516
03/31/21	$14,875	$15,109	$14,869
04/30/21	$15,360	$15,554	$15,349
05/31/21	$15,922	$16,041	$15,861
06/30/21	$15,691	$15,937	$15,686
07/31/21	$15,816	$15,674	$15,810
08/31/21	$16,118	$15,972	$16,116
09/30/21	$15,599	$15,461	$15,598
10/31/21	$15,972	$15,830	$15,970
11/30/21	$15,239	$15,117	$15,236
12/31/21	$15,997	$15,742	$15,999
01/31/22	$15,078	$15,162	$15,080
02/28/22	$14,745	$14,861	$14,747
03/31/22	$14,779	$14,885	$14,779
04/30/22	$13,818	$13,950	$13,808
05/31/22	$13,840	$14,051	$13,825
06/30/22	$12,609	$12,842	$12,588
07/31/22	$13,281	$13,281	$13,265
08/31/22	$12,579	$12,854	$12,562
09/30/22	$11,384	$11,570	$11,365
10/31/22	$11,971	$11,915	$11,958
11/30/22	$13,277	$13,322	$13,270
12/31/22	$13,299	$13,222	$13,289
01/31/23	$14,419	$14,295	$14,415
02/28/23	$14,111	$13,793	$14,108
03/31/23	$14,499	$14,130	$14,496
04/30/23	$14,904	$14,375	$14,898
05/31/23	$14,326	$13,853	$14,304
06/30/23	$14,921	$14,474	$14,911
07/31/23	$15,380	$15,063	$15,372
08/31/23	$14,765	$14,383	$14,757
09/30/23	$14,187	$13,928	$14,177
10/31/23	$13,582	$13,354	$13,570
11/30/23	$14,913	$14,556	$14,908
12/31/23	$15,722	$15,287	$15,720
01/31/24	$15,860	$15,135	$15,862
02/29/24	$16,202	$15,518	$16,211
03/31/24	$16,683	$16,003	$16,709
04/30/24	$16,193	$15,716	$16,190
05/31/24	$16,854	$16,172	$16,850
06/30/24	$16,621	$16,157	$16,614
07/31/24	$17,138	$16,531	$17,134
08/31/24	$17,748	$17,002	$17,748
09/30/24	$17,904	$17,459	$17,906
10/31/24	$16,943	$16,603	$16,943
11/30/24	$16,868	$16,453	$16,871
12/31/24	$16,517	$16,133	$16,509
01/31/25	$17,408	$16,783	$17,406
02/28/25	$17,752	$17,016	$17,754
03/31/25	$17,620	$16,977	$17,613
04/30/25	$18,541	$17,590	$18,525
05/31/25	$19,411	$18,396	$19,387
06/30/25	$19,825	$19,020	$19,804
07/31/25	$19,495	$18,966	$19,474
08/31/25	$20,286	$19,624	$20,271
09/30/25	$20,681	$20,331	$20,665

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 10/24/16
EFAX	15.51%	10.57%	8.47%
MSCI All Country World ex USA Index	16.45%	10.26%	8.27%
MSCI EAFE ex Fossil Fuels Index	15.40%	10.57%	8.46%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$417,814,192
  Number of Portfolio Holdings670
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$682,380

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
Japan	22.0%
United Kingdom	11.9%
Germany	10.3%
France	9.1%
United States	8.6%
Australia	6.0%
Switzerland	5.2%
Netherlands	4.7%
Spain	3.6%
Sweden	3.3%

Top Ten Holdings

Holdings	%
ASML Holding NV	2.1%
SAP SE	1.5%
HSBC Holdings PLC	1.3%
Roche Holding AG	1.3%
Novartis AG	1.3%
Nestle SA	1.3%
AstraZeneca PLC	1.3%
Siemens AG	1.1%
Mitsubishi UFJ Financial Group, Inc.	1.0%
Commonwealth Bank of Australia	1.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs.

TSR AR EFAX

SPDR® MSCI EAFE StrategicFactors ETF

QEFA

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the SPDR® MSCI EAFE StrategicFactors ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® MSCI EAFE StrategicFactors ETF	$32	0.30%

How did the Fund perform last year and what affected its performance?

After Trump’s November 2024 re-election, U.S. markets surged, while international markets lagged, likely due to America-first policies. In December, the U.S. Federal Reserve indication of fewer 2025 rate cuts than expected caused U.S. markets to drop, though they still closed the quarter positive; developed markets ended down. In 2025, Trump’s tariff war dominated, with early threats against Canada and Mexico dragging U.S. markets lower, while international markets stayed steady. Developed markets ended Q1 slightly up. On April 2nd, “Liberation Day,” when tariffs began, all global markets fell sharply, but optimism over quicker trade deals led to a recovery. By period end, both U.S. and developed markets were up for the quarter and year, helped by a weaker U.S. dollar.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	QEFA	MSCI All Country World ex USA Index	MSCI EAFE Factor Mix A-Series Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,710	$10,744	$10,720
11/30/15	$10,526	$10,523	$10,538
12/31/15	$10,471	$10,324	$10,481
01/31/16	$9,875	$9,622	$9,873
02/29/16	$9,812	$9,512	$9,804
03/31/16	$10,410	$10,286	$10,399
04/30/16	$10,683	$10,556	$10,664
05/31/16	$10,593	$10,378	$10,571
06/30/16	$10,374	$10,219	$10,325
07/31/16	$10,804	$10,725	$10,768
08/31/16	$10,693	$10,793	$10,671
09/30/16	$10,821	$10,926	$10,803
10/31/16	$10,462	$10,769	$10,456
11/30/16	$10,199	$10,519	$10,202
12/31/16	$10,504	$10,789	$10,505
01/31/17	$10,799	$11,171	$10,802
02/28/17	$10,995	$11,349	$10,992
03/31/17	$11,282	$11,637	$11,279
04/30/17	$11,572	$11,886	$11,565
05/31/17	$12,090	$12,271	$12,086
06/30/17	$12,018	$12,309	$12,026
07/31/17	$12,282	$12,763	$12,287
08/31/17	$12,319	$12,830	$12,339
09/30/17	$12,543	$13,068	$12,552
10/31/17	$12,691	$13,314	$12,695
11/30/17	$12,847	$13,422	$12,857
12/31/17	$13,012	$13,722	$13,023
01/31/18	$13,553	$14,486	$13,553
02/28/18	$13,017	$13,803	$13,017
03/31/18	$12,884	$13,560	$12,894
04/30/18	$13,147	$13,776	$13,132
05/31/18	$12,933	$13,458	$12,914
06/30/18	$12,790	$13,205	$12,766
07/31/18	$13,121	$13,521	$13,109
08/31/18	$12,954	$13,238	$12,951
09/30/18	$13,038	$13,298	$13,027
10/31/18	$12,092	$12,217	$12,075
11/30/18	$12,162	$12,332	$12,144
12/31/18	$11,679	$11,774	$11,654
01/31/19	$12,352	$12,664	$12,338
02/28/19	$12,675	$12,911	$12,665
03/31/19	$12,814	$12,988	$12,796
04/30/19	$13,033	$13,331	$13,020
05/31/19	$12,573	$12,616	$12,539
06/30/19	$13,271	$13,375	$13,236
07/31/19	$13,112	$13,214	$13,071
08/31/19	$12,923	$12,805	$12,873
09/30/19	$13,220	$13,135	$13,176
10/31/19	$13,702	$13,593	$13,670
11/30/19	$13,833	$13,713	$13,805
12/31/19	$14,233	$14,307	$14,202
01/31/20	$14,064	$13,923	$14,034
02/29/20	$12,856	$12,822	$12,827
03/31/20	$11,445	$10,966	$11,396
04/30/20	$12,074	$11,797	$12,039
05/31/20	$12,471	$12,183	$12,442
06/30/20	$12,777	$12,733	$12,758
07/31/20	$12,981	$13,301	$12,958
08/31/20	$13,610	$13,870	$13,593
09/30/20	$13,310	$13,529	$13,298
10/31/20	$12,818	$13,238	$12,808
11/30/20	$14,607	$15,019	$14,597
12/31/20	$15,216	$15,831	$15,202
01/31/21	$15,041	$15,865	$15,036
02/28/21	$15,210	$16,179	$15,199
03/31/21	$15,620	$16,384	$15,604
04/30/21	$16,042	$16,866	$16,027
05/31/21	$16,673	$17,394	$16,597
06/30/21	$16,571	$17,281	$16,555
07/31/21	$16,819	$16,996	$16,809
08/31/21	$17,149	$17,319	$17,144
09/30/21	$16,581	$16,765	$16,569
10/31/21	$16,942	$17,165	$16,933
11/30/21	$16,291	$16,392	$16,284
12/31/21	$17,098	$17,070	$17,097
01/31/22	$16,242	$16,441	$16,244
02/28/22	$16,061	$16,115	$16,069
03/31/22	$16,197	$16,141	$16,199
04/30/22	$15,247	$15,127	$15,232
05/31/22	$15,231	$15,236	$15,213
06/30/22	$13,991	$13,925	$13,970
07/31/22	$14,665	$14,402	$14,652
08/31/22	$13,929	$13,939	$13,910
09/30/22	$12,720	$12,546	$12,698
10/31/22	$13,235	$12,920	$13,217
11/30/22	$14,635	$14,446	$14,624
12/31/22	$14,712	$14,338	$14,702
01/31/23	$15,737	$15,500	$15,738
02/28/23	$15,350	$14,956	$15,356
03/31/23	$15,836	$15,322	$15,844
04/30/23	$16,309	$15,588	$16,314
05/31/23	$15,626	$15,021	$15,619
06/30/23	$16,229	$15,695	$16,231
07/31/23	$16,733	$16,334	$16,740
08/31/23	$16,187	$15,596	$16,196
09/30/23	$15,702	$15,103	$15,711
10/31/23	$15,152	$14,480	$15,156
11/30/23	$16,421	$15,784	$16,432
12/31/23	$17,253	$16,577	$17,268
01/31/24	$17,317	$16,412	$17,334
02/29/24	$17,488	$16,827	$17,509
03/31/24	$17,932	$17,353	$17,974
04/30/24	$17,552	$17,042	$17,565
05/31/24	$18,193	$17,536	$18,201
06/30/24	$17,929	$17,520	$17,931
07/31/24	$18,566	$17,925	$18,574
08/31/24	$19,284	$18,436	$19,298
09/30/24	$19,348	$18,932	$19,359
10/31/24	$18,332	$18,003	$18,344
11/30/24	$18,167	$17,840	$18,183
12/31/24	$17,724	$17,494	$17,736
01/31/25	$18,528	$18,199	$18,548
02/28/25	$18,970	$18,451	$18,996
03/31/25	$19,071	$18,409	$19,086
04/30/25	$20,016	$19,074	$20,023
05/31/25	$20,722	$19,948	$20,725
06/30/25	$21,028	$20,625	$21,034
07/31/25	$20,632	$20,566	$20,643
08/31/25	$21,485	$21,279	$21,498
09/30/25	$21,762	$22,046	$21,776

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
QEFA	12.48%	10.33%	8.09%
MSCI All Country World ex USA Index	16.45%	10.26%	8.23%
MSCI EAFE Factor Mix A-Series Index	12.48%	10.37%	8.09%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$935,894,126
  Number of Portfolio Holdings661
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$2,720,445

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
Japan	22.7%
United Kingdom	11.0%
United States	11.0%
France	7.4%
Germany	7.1%
Switzerland	6.2%
Australia	5.8%
Netherlands	4.9%
Spain	3.5%
Italy	3.1%

Top Ten Holdings

Holdings	%
ASML Holding NV	2.2%
Novartis AG	2.0%
Roche Holding AG	1.7%
Nestle SA	1.6%
AstraZeneca PLC	1.6%
Unilever PLC	1.3%
Shell PLC	1.3%
Novo Nordisk AS, Class B	1.1%
Zurich Insurance Group AG	1.0%
GSK PLC	1.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs.

TSR AR QEFA

SPDR® MSCI Emerging Markets Fossil Fuel Reserves Free ETF

EEMX

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the SPDR® MSCI Emerging Markets Fossil Fuel Reserves Free ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® MSCI Emerging Markets Fossil Fuel Reserves Free ETF	$34	0.31%

How did the Fund perform last year and what affected its performance?

The SPDR MSCI Emerging Markets Index performed well for the one-year period ending September 2025 despite ongoing geopolitical tensions, including new U.S. tariffs and a trade-first agenda from the Trump administration, which caused temporary market volatility, particularly in April 2025. A framework agreement between the U.S. and China later helped restore investor confidence. The fund's fossil-fuel-free mandate was supported by broader global trends, as clean energy adoption accelerated. In the first half of 2025, global renewable energy generation even surpassed coal-fired generation for the first time.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	EEMX	MSCI All Country World ex USA Index	MSCI Emerging Markets ex Fossil Fuels Index
10/24/16	$10,000	$10,000	$10,000
10/31/16	$9,868	$9,931	$9,863
11/30/16	$9,424	$9,701	$9,384
12/31/16	$9,391	$9,949	$9,370
01/31/17	$9,928	$10,302	$9,903
02/28/17	$10,262	$10,466	$10,243
03/31/17	$10,523	$10,731	$10,507
04/30/17	$10,744	$10,961	$10,750
05/31/17	$11,110	$11,317	$11,117
06/30/17	$11,243	$11,352	$11,256
07/31/17	$11,919	$11,770	$11,922
08/31/17	$12,154	$11,832	$12,179
09/30/17	$12,102	$12,051	$12,102
10/31/17	$12,496	$12,278	$12,509
11/30/17	$12,539	$12,378	$12,550
12/31/17	$12,993	$12,655	$12,988
01/31/18	$14,018	$13,359	$14,035
02/28/18	$13,365	$12,729	$13,361
03/31/18	$13,063	$12,505	$13,118
04/30/18	$13,023	$12,705	$13,036
05/31/18	$12,520	$12,411	$12,560
06/30/18	$12,041	$12,178	$12,028
07/31/18	$12,292	$12,469	$12,247
08/31/18	$11,926	$12,208	$11,894
09/30/18	$11,811	$12,264	$11,761
10/31/18	$10,768	$11,266	$10,691
11/30/18	$11,233	$11,373	$11,179
12/31/18	$10,929	$10,858	$10,905
01/31/19	$11,857	$11,679	$11,848
02/28/19	$11,867	$11,907	$11,877
03/31/19	$11,955	$11,978	$11,965
04/30/19	$12,225	$12,294	$12,239
05/31/19	$11,332	$11,634	$11,298
06/30/19	$12,033	$12,335	$12,018
07/31/19	$11,908	$12,186	$11,885
08/31/19	$11,335	$11,809	$11,319
09/30/19	$11,501	$12,113	$11,509
10/31/19	$11,964	$12,536	$11,965
11/30/19	$11,970	$12,646	$11,980
12/31/19	$12,834	$13,194	$12,892
01/31/20	$12,245	$12,840	$12,330
02/29/20	$11,776	$11,825	$11,779
03/31/20	$10,067	$10,113	$10,061
04/30/20	$10,910	$10,879	$10,955
05/31/20	$10,924	$11,235	$10,996
06/30/20	$11,760	$11,743	$11,838
07/31/20	$12,842	$12,266	$12,932
08/31/20	$13,123	$12,791	$13,246
09/30/20	$12,949	$12,477	$13,072
10/31/20	$13,300	$12,209	$13,423
11/30/20	$14,387	$13,851	$14,567
12/31/20	$15,413	$14,599	$15,615
01/31/21	$15,943	$14,631	$16,154
02/28/21	$16,021	$14,921	$16,245
03/31/21	$15,739	$15,109	$15,953
04/30/21	$16,131	$15,554	$16,354
05/31/21	$16,245	$16,041	$16,668
06/30/21	$16,421	$15,937	$16,662
07/31/21	$15,319	$15,674	$15,501
08/31/21	$15,694	$15,972	$15,890
09/30/21	$15,021	$15,461	$15,175
10/31/21	$15,205	$15,830	$15,358
11/30/21	$14,610	$15,117	$14,764
12/31/21	$14,863	$15,742	$15,005
01/31/22	$14,637	$15,162	$14,691
02/28/22	$14,238	$14,861	$14,324
03/31/22	$14,057	$14,885	$14,058
04/30/22	$13,276	$13,950	$13,244
05/31/22	$13,291	$14,051	$13,281
06/30/22	$12,447	$12,842	$12,441
07/31/22	$12,375	$13,281	$12,391
08/31/22	$12,395	$12,854	$12,405
09/30/22	$10,926	$11,570	$10,917
10/31/22	$10,570	$11,915	$10,550
11/30/22	$12,140	$13,322	$12,150
12/31/22	$11,980	$13,222	$12,011
01/31/23	$12,990	$14,295	$13,005
02/28/23	$12,140	$13,793	$12,153
03/31/23	$12,538	$14,130	$12,530
04/30/23	$12,323	$14,375	$12,329
05/31/23	$12,126	$13,853	$12,130
06/30/23	$12,557	$14,474	$12,568
07/31/23	$13,324	$15,063	$13,353
08/31/23	$12,492	$14,383	$12,499
09/30/23	$12,151	$13,928	$12,134
10/31/23	$11,697	$13,354	$11,662
11/30/23	$12,631	$14,556	$12,616
12/31/23	$13,084	$15,287	$13,093
01/31/24	$12,371	$15,135	$12,409
02/29/24	$12,978	$15,518	$13,020
03/31/24	$13,279	$16,003	$13,372
04/30/24	$13,339	$15,716	$13,400
05/31/24	$13,419	$16,172	$13,476
06/30/24	$13,963	$16,157	$14,031
07/31/24	$13,996	$16,531	$14,085
08/31/24	$14,208	$17,002	$14,308
09/30/24	$15,261	$17,459	$15,342
10/31/24	$14,673	$16,603	$14,706
11/30/24	$14,120	$16,453	$14,171
12/31/24	$14,125	$16,133	$14,173
01/31/25	$14,342	$16,783	$14,437
02/28/25	$14,537	$17,016	$14,553
03/31/25	$14,555	$16,977	$14,592
04/30/25	$14,757	$17,590	$14,802
05/31/25	$15,393	$18,396	$15,447
06/30/25	$16,314	$19,020	$16,384
07/31/25	$16,661	$18,966	$16,721
08/31/25	$16,926	$19,624	$16,965
09/30/25	$18,167	$20,331	$18,222

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 10/24/16
EEMX	19.04%	7.01%	6.91%
MSCI All Country World ex USA Index	16.45%	10.26%	8.27%
MSCI Emerging Markets ex Fossil Fuels Index	18.77%	6.87%	6.95%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$87,495,712
  Number of Portfolio Holdings1,054
  Portfolio Turnover Rate22%
  Total Advisory Fees Paid$246,842

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
China	31.6%
Taiwan	20.7%
India	13.9%
South Korea	11.3%
Brazil	3.8%
South Africa	3.2%
Saudi Arabia	3.0%
Mexico	2.2%
United Arab Emirates	1.5%
Malaysia	1.2%

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	11.5%
Tencent Holdings Ltd.	6.0%
Alibaba Group Holding Ltd.	4.0%
Samsung Electronics Co. Ltd.	3.1%
SK Hynix, Inc.	1.5%
HDFC Bank Ltd.	1.3%
Xiaomi Corp., Class B	1.3%
China Construction Bank Corp., Class H	1.0%
PDD Holdings, Inc.	1.0%
Hon Hai Precision Industry Co. Ltd.	1.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs.

TSR AR EEMX

SPDR® MSCI Emerging Markets StrategicFactors ETF

QEMM

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the SPDR® MSCI Emerging Markets StrategicFactors ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® MSCI Emerging Markets StrategicFactors ETF	$32	0.31%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was shaped first by moderating inflation in the U.S. and speculation on the timing of rate cuts, and then by a tariff war introduced by the newly-elected Trump administration. This injected some market volatility into the mix, but as the dollar declined, emerging markets were able to outperform their U.S. counterparts. But as the early economic data revealed the tariffs’ impact to be less than feared, emerging market outperformance moderated. However, reinvigorated enthusiasm for the investment prospects of Artificial Intelligence continued to drive returns in both U.S. and emerging markets, with semiconductor companies from Taiwan and South Korea posting significant gains. When the U.S. Federal Reserve finally cut rates in September—the first in a year—markets had fully priced in the move. By the end of the reporting period, all major regional market indices ended the period higher, despite intermittent geopolitical and policy obstacles. While the Fund benefitted from the outperformance of the quality factor, its tilts toward value and low volatility factors detracted because of their underperformance.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	QEMM	MSCI All Country World ex USA Index	MSCI Emerging Markets Factor Mix A-Series Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,656	$10,744	$10,663
11/30/15	$10,187	$10,523	$10,187
12/31/15	$9,987	$10,324	$10,016
01/31/16	$9,479	$9,622	$9,481
02/29/16	$9,450	$9,512	$9,454
03/31/16	$10,571	$10,286	$10,598
04/30/16	$10,673	$10,556	$10,691
05/31/16	$10,294	$10,378	$10,308
06/30/16	$10,680	$10,219	$10,704
07/31/16	$11,116	$10,725	$11,162
08/31/16	$11,336	$10,793	$11,385
09/30/16	$11,500	$10,926	$11,551
10/31/16	$11,461	$10,769	$11,518
11/30/16	$10,945	$10,519	$10,990
12/31/16	$10,924	$10,789	$10,997
01/31/17	$11,375	$11,171	$11,443
02/28/17	$11,727	$11,349	$11,808
03/31/17	$12,015	$11,637	$12,094
04/30/17	$12,219	$11,886	$12,297
05/31/17	$12,525	$12,271	$12,624
06/30/17	$12,618	$12,309	$12,706
07/31/17	$13,154	$12,763	$13,254
08/31/17	$13,401	$12,830	$13,497
09/30/17	$13,270	$13,068	$13,363
10/31/17	$13,617	$13,314	$13,725
11/30/17	$13,672	$13,422	$13,783
12/31/17	$14,217	$13,722	$14,355
01/31/18	$15,168	$14,486	$15,320
02/28/18	$14,577	$13,803	$14,723
03/31/18	$14,387	$13,560	$14,557
04/30/18	$14,319	$13,776	$14,477
05/31/18	$13,884	$13,458	$14,033
06/30/18	$13,317	$13,205	$13,471
07/31/18	$13,646	$13,521	$13,812
08/31/18	$13,384	$13,238	$13,562
09/30/18	$13,301	$13,298	$13,483
10/31/18	$12,301	$12,217	$12,461
11/30/18	$12,776	$12,332	$12,947
12/31/18	$12,494	$11,774	$12,698
01/31/19	$13,413	$12,664	$13,627
02/28/19	$13,415	$12,911	$13,634
03/31/19	$13,473	$12,988	$13,707
04/30/19	$13,742	$13,331	$13,986
05/31/19	$12,915	$12,616	$13,120
06/30/19	$13,580	$13,375	$13,805
07/31/19	$13,473	$13,214	$13,701
08/31/19	$12,949	$12,805	$13,163
09/30/19	$13,232	$13,135	$13,469
10/31/19	$13,697	$13,593	$13,949
11/30/19	$13,487	$13,713	$13,720
12/31/19	$14,270	$14,307	$14,551
01/31/20	$13,517	$13,923	$13,873
02/29/20	$12,795	$12,822	$13,048
03/31/20	$11,006	$10,966	$11,215
04/30/20	$11,988	$11,797	$12,238
05/31/20	$11,962	$12,183	$12,200
06/30/20	$12,547	$12,733	$12,788
07/31/20	$13,422	$13,301	$13,712
08/31/20	$13,585	$13,870	$13,886
09/30/20	$13,388	$13,529	$13,687
10/31/20	$13,492	$13,238	$13,818
11/30/20	$14,735	$15,019	$15,096
12/31/20	$15,763	$15,831	$16,193
01/31/21	$16,002	$15,865	$16,429
02/28/21	$16,165	$16,179	$16,592
03/31/21	$16,355	$16,384	$16,807
04/30/21	$16,638	$16,866	$17,110
05/31/21	$17,063	$17,394	$17,693
06/30/21	$17,062	$17,281	$17,537
07/31/21	$16,327	$16,996	$16,802
08/31/21	$16,871	$17,319	$17,407
09/30/21	$16,500	$16,765	$17,023
10/31/21	$16,491	$17,165	$17,009
11/30/21	$16,125	$16,392	$16,623
12/31/21	$16,717	$17,070	$17,288
01/31/22	$16,399	$16,441	$16,933
02/28/22	$16,177	$16,115	$16,814
03/31/22	$15,999	$16,141	$16,550
04/30/22	$15,169	$15,127	$15,687
05/31/22	$15,130	$15,236	$15,638
06/30/22	$14,091	$13,925	$14,543
07/31/22	$14,165	$14,402	$14,637
08/31/22	$14,071	$13,939	$14,580
09/30/22	$12,816	$12,546	$13,250
10/31/22	$12,600	$12,920	$13,018
11/30/22	$14,077	$14,446	$14,584
12/31/22	$13,807	$14,338	$14,318
01/31/23	$14,641	$15,500	$15,165
02/28/23	$13,986	$14,956	$14,483
03/31/23	$14,335	$15,322	$14,852
04/30/23	$14,359	$15,588	$14,892
05/31/23	$14,058	$15,021	$14,605
06/30/23	$14,416	$15,695	$15,010
07/31/23	$15,063	$16,334	$15,694
08/31/23	$14,390	$15,596	$15,002
09/30/23	$14,230	$15,103	$14,840
10/31/23	$13,804	$14,480	$14,386
11/30/23	$14,841	$15,784	$15,497
12/31/23	$15,415	$16,577	$16,162
01/31/24	$14,928	$16,412	$15,631
02/29/24	$15,578	$16,827	$16,304
03/31/24	$15,592	$17,353	$16,335
04/30/24	$15,575	$17,042	$16,286
05/31/24	$15,761	$17,536	$16,479
06/30/24	$16,203	$17,520	$16,982
07/31/24	$16,404	$17,925	$17,203
08/31/24	$16,662	$18,436	$17,496
09/30/24	$17,536	$18,932	$18,446
10/31/24	$16,748	$18,003	$17,556
11/30/24	$16,343	$17,840	$17,131
12/31/24	$16,342	$17,494	$17,127
01/31/25	$16,496	$18,199	$17,325
02/28/25	$16,254	$18,451	$16,976
03/31/25	$16,385	$18,409	$17,136
04/30/25	$16,662	$19,074	$17,442
05/31/25	$17,259	$19,948	$18,075
06/30/25	$18,101	$20,625	$18,986
07/31/25	$18,222	$20,566	$19,091
08/31/25	$18,462	$21,279	$19,341
09/30/25	$19,086	$22,046	$20,010

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
QEMM	8.84%	7.35%	6.68%
MSCI All Country World ex USA Index	16.45%	10.26%	8.23%
MSCI Emerging Markets Factor Mix A-Series Index	8.48%	7.89%	7.18%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$41,507,369
  Number of Portfolio Holdings842
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$124,609

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
China	27.1%
India	18.8%
Taiwan	15.9%
South Korea	8.6%
Saudi Arabia	5.4%
Brazil	4.5%
United Arab Emirates	2.8%
South Africa	2.6%
Mexico	1.9%
Malaysia	1.8%

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.0%
PDD Holdings, Inc.	1.9%
Samsung Electronics Co. Ltd.	1.9%
MediaTek, Inc.	1.7%
China Construction Bank Corp., Class H	1.5%
Saudi Arabian Oil Co.	1.4%
NetEase, Inc.	1.3%
Tata Consultancy Services Ltd.	1.2%
Industrial & Commercial Bank of China Ltd., Class H	1.0%
Infosys Ltd.	1.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs.

TSR AR QEMM

SPDR® MSCI World StrategicFactors ETF

QWLD

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the SPDR® MSCI World StrategicFactors ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® MSCI World StrategicFactors ETF	$32	0.30%

How did the Fund perform last year and what affected its performance?

At the start of the fourth quarter of 2024, markets rose on a strong jobs report but fell on persistent inflation and weak earnings. After Trump’s November re-election, U.S. markets surged, while international markets lagged, likely due to America-first policies. In December, the U.S. Federal Reserve's indication of fewer 2025 rate cuts than expected caused U.S. markets to drop, though they still closed the quarter positive; developed markets ended down. In 2025, Trump’s tariff war dominated, with early threats against Canada and Mexico dragging U.S. markets lower, while international markets stayed steady. U.S. markets ended the first quarter down, developed markets slightly up. On April 2nd, “Liberation Day,” when tariffs began, all global markets fell sharply, but optimism over quicker trade deals led to a recovery. By period end, both U.S. and developed markets were up for the quarter and year, helped by a weaker U.S. dollar.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	QWLD	MSCI ACWI IMI Index	MSCI World Factor Mix A-Series Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,742	$10,757	$10,750
11/30/15	$10,669	$10,690	$10,680
12/31/15	$10,575	$10,491	$10,574
01/31/16	$10,143	$9,833	$10,125
02/29/16	$10,196	$9,782	$10,167
03/31/16	$10,839	$10,522	$10,816
04/30/16	$10,946	$10,688	$10,925
05/31/16	$10,968	$10,710	$10,943
06/30/16	$11,017	$10,633	$10,972
07/31/16	$11,423	$11,107	$11,383
08/31/16	$11,330	$11,144	$11,295
09/30/16	$11,378	$11,225	$11,342
10/31/16	$11,117	$11,008	$11,077
11/30/16	$11,181	$11,128	$11,143
12/31/16	$11,456	$11,368	$11,411
01/31/17	$11,683	$11,676	$11,636
02/28/17	$12,061	$11,997	$12,012
03/31/17	$12,170	$12,139	$12,119
04/30/17	$12,327	$12,335	$12,284
05/31/17	$12,629	$12,581	$12,600
06/30/17	$12,604	$12,655	$12,576
07/31/17	$12,859	$13,002	$12,829
08/31/17	$12,919	$13,048	$12,894
09/30/17	$13,145	$13,328	$13,112
10/31/17	$13,416	$13,597	$13,379
11/30/17	$13,760	$13,864	$13,723
12/31/17	$13,918	$14,090	$13,867
01/31/18	$14,538	$14,850	$14,476
02/28/18	$13,972	$14,230	$13,907
03/31/18	$13,762	$13,964	$13,709
04/30/18	$13,836	$14,095	$13,769
05/31/18	$13,921	$14,150	$13,848
06/30/18	$13,919	$14,065	$13,851
07/31/18	$14,387	$14,455	$14,317
08/31/18	$14,610	$14,588	$14,533
09/30/18	$14,713	$14,611	$14,635
10/31/18	$13,794	$13,468	$13,729
11/30/18	$13,988	$13,658	$13,920
12/31/18	$13,022	$12,670	$12,959
01/31/19	$13,920	$13,701	$13,853
02/28/19	$14,381	$14,082	$14,310
03/31/19	$14,624	$14,228	$14,548
04/30/19	$15,036	$14,698	$14,958
05/31/19	$14,334	$13,818	$14,255
06/30/19	$15,191	$14,707	$15,120
07/31/19	$15,292	$14,751	$15,223
08/31/19	$15,134	$14,379	$15,065
09/30/19	$15,447	$14,681	$15,377
10/31/19	$15,829	$15,085	$15,748
11/30/19	$16,174	$15,461	$16,102
12/31/19	$16,622	$16,009	$16,546
01/31/20	$16,603	$15,797	$16,526
02/29/20	$15,226	$14,504	$15,145
03/31/20	$13,464	$12,417	$13,366
04/30/20	$14,686	$13,784	$14,591
05/31/20	$15,296	$14,418	$15,191
06/30/20	$15,480	$14,879	$15,378
07/31/20	$16,017	$15,652	$15,907
08/31/20	$16,844	$16,600	$16,737
09/30/20	$16,355	$16,085	$16,262
10/31/20	$15,861	$15,737	$15,763
11/30/20	$17,710	$17,729	$17,608
12/31/20	$18,311	$18,611	$18,202
01/31/21	$18,028	$18,578	$17,932
02/28/21	$18,399	$19,072	$18,291
03/31/21	$19,231	$19,566	$19,118
04/30/21	$19,947	$20,416	$19,830
05/31/21	$20,439	$20,720	$20,288
06/30/21	$20,644	$20,970	$20,530
07/31/21	$21,095	$21,076	$20,987
08/31/21	$21,586	$21,598	$21,474
09/30/21	$20,632	$20,737	$20,511
10/31/21	$21,579	$21,746	$21,464
11/30/21	$21,129	$21,162	$21,011
12/31/21	$22,211	$22,002	$22,091
01/31/22	$21,154	$20,860	$21,049
02/28/22	$20,645	$20,383	$20,542
03/31/22	$21,315	$20,799	$21,194
04/30/22	$19,927	$19,147	$19,802
05/31/22	$19,996	$19,158	$19,859
06/30/22	$18,552	$17,505	$18,414
07/31/22	$19,636	$18,756	$19,498
08/31/22	$18,858	$18,090	$18,700
09/30/22	$17,281	$16,344	$17,127
10/31/22	$18,457	$17,350	$18,299
11/30/22	$19,830	$18,670	$19,659
12/31/22	$19,237	$17,953	$19,052
01/31/23	$20,219	$19,275	$20,037
02/28/23	$19,663	$18,740	$19,471
03/31/23	$20,367	$19,200	$20,169
04/30/23	$20,845	$19,445	$20,640
05/31/23	$20,485	$19,210	$20,273
06/30/23	$21,503	$20,331	$21,280
07/31/23	$22,130	$21,108	$21,904
08/31/23	$21,732	$20,502	$21,498
09/30/23	$20,979	$19,639	$20,751
10/31/23	$20,507	$18,985	$20,281
11/30/23	$22,101	$20,740	$21,838
12/31/23	$23,059	$21,827	$22,786
01/31/24	$23,480	$21,877	$23,202
02/29/24	$24,206	$22,791	$23,921
03/31/24	$24,982	$23,512	$24,694
04/30/24	$24,114	$22,714	$23,819
05/31/24	$25,111	$23,634	$24,795
06/30/24	$25,366	$24,071	$25,049
07/31/24	$26,040	$24,567	$25,717
08/31/24	$26,978	$25,140	$26,642
09/30/24	$27,142	$25,719	$26,803
10/31/24	$26,434	$25,123	$26,103
11/30/24	$27,332	$26,103	$26,992
12/31/24	$26,279	$25,401	$25,945
01/31/25	$27,326	$26,233	$26,980
02/28/25	$27,684	$26,002	$27,333
03/31/25	$27,112	$24,993	$26,761
04/30/25	$27,287	$25,227	$26,922
05/31/25	$28,197	$26,687	$27,816
06/30/25	$28,882	$27,896	$28,495
07/31/25	$28,722	$28,268	$28,338
08/31/25	$29,628	$29,037	$29,232
09/30/25	$30,179	$30,037	$29,775

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
QWLD	11.19%	13.03%	11.68%
MSCI ACWI IMI Index	16.79%	13.30%	11.63%
MSCI World Factor Mix A-Series Index	11.09%	12.86%	11.53%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$172,196,530
  Number of Portfolio Holdings1,309
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$468,031

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
United States	69.5%
Japan	7.8%
Canada	2.9%
United Kingdom	2.7%
Germany	2.6%
France	2.1%
Netherlands	1.7%
Switzerland	1.7%
Australia	1.4%
Spain	1.2%

Top Ten Holdings

Holdings	%
Microsoft Corp.	2.7%
Apple, Inc.	2.6%
NVIDIA Corp.	2.6%
Meta Platforms, Inc., Class A	2.0%
Alphabet, Inc., Class A	1.6%
Alphabet, Inc., Class C	1.4%
Visa, Inc., Class A	1.3%
Johnson & Johnson	1.2%
Eli Lilly & Co.	0.9%
Procter & Gamble Co.	0.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs.

TSR AR QWLD

SPDR® Portfolio Developed World ex-US ETF

SPDW

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the SPDR® Portfolio Developed World ex-US ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® Portfolio Developed World ex-US ETF	$3	0.03%

How did the Fund perform last year and what affected its performance?

For the 12-month period ended September 30, 2025, the S&P World Ex-US Index delivered strong performance, significantly outperforming the U.S. stock market. Major drivers of this growth were a favorable currency environment, attractive valuations, and renewed investor interest in international markets after a period of U.S. market dominance. Another key factor boosting international returns was the weakening U.S. dollar, which declined substantially over the year. Entering 2025, international equities were seen as reasonably priced compared to U.S. stocks, which were viewed as expensive. In addition, heightened U.S. trade policy uncertainty and rising tariffs created an uncertain environment. This benefited international stocks by making them a more appealing allocation for investors concerned about U.S. economic risks. Finally, diverging monetary policies, with other central banks potentially cutting rates more aggressively than the U.S. Federal Reserve, also supported international stocks.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPDW	MSCI All Country World ex USA Index	S&P Developed ex-U.S. BMI Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,744	$10,744	$10,730
11/30/15	$10,586	$10,523	$10,577
12/31/15	$10,410	$10,324	$10,421
01/31/16	$9,679	$9,622	$9,699
02/29/16	$9,559	$9,512	$9,579
03/31/16	$10,242	$10,286	$10,272
04/30/16	$10,561	$10,556	$10,590
05/31/16	$10,446	$10,378	$10,479
06/30/16	$10,154	$10,219	$10,174
07/31/16	$10,660	$10,725	$10,692
08/31/16	$10,668	$10,793	$10,697
09/30/16	$10,812	$10,926	$10,851
10/31/16	$10,588	$10,769	$10,611
11/30/16	$10,404	$10,519	$10,418
12/31/16	$10,710	$10,789	$10,729
01/31/17	$11,061	$11,171	$11,076
02/28/17	$11,212	$11,349	$11,232
03/31/17	$11,501	$11,637	$11,514
04/30/17	$11,758	$11,886	$11,772
05/31/17	$12,162	$12,271	$12,193
06/30/17	$12,186	$12,309	$12,215
07/31/17	$12,548	$12,763	$12,584
08/31/17	$12,523	$12,830	$12,582
09/30/17	$12,839	$13,068	$12,899
10/31/17	$13,075	$13,314	$13,126
11/30/17	$13,206	$13,422	$13,275
12/31/17	$13,444	$13,722	$13,531
01/31/18	$14,076	$14,486	$14,160
02/28/18	$13,430	$13,803	$13,501
03/31/18	$13,215	$13,560	$13,309
04/30/18	$13,524	$13,776	$13,594
05/31/18	$13,280	$13,458	$13,353
06/30/18	$13,100	$13,205	$13,150
07/31/18	$13,371	$13,521	$13,402
08/31/18	$13,159	$13,238	$13,207
09/30/18	$13,260	$13,298	$13,290
10/31/18	$12,146	$12,217	$12,146
11/30/18	$12,163	$12,332	$12,164
12/31/18	$11,531	$11,774	$11,525
01/31/19	$12,378	$12,664	$12,378
02/28/19	$12,655	$12,911	$12,663
03/31/19	$12,700	$12,988	$12,697
04/30/19	$13,035	$13,331	$13,028
05/31/19	$12,403	$12,616	$12,380
06/30/19	$13,125	$13,375	$13,094
07/31/19	$12,957	$13,214	$12,920
08/31/19	$12,624	$12,805	$12,593
09/30/19	$13,006	$13,135	$12,957
10/31/19	$13,446	$13,593	$13,408
11/30/19	$13,622	$13,713	$13,579
12/31/19	$14,095	$14,307	$14,072
01/31/20	$13,790	$13,923	$13,762
02/29/20	$12,565	$12,822	$12,525
03/31/20	$10,793	$10,966	$10,722
04/30/20	$11,592	$11,797	$11,551
05/31/20	$12,109	$12,183	$12,096
06/30/20	$12,524	$12,733	$12,507
07/31/20	$12,876	$13,301	$12,883
08/31/20	$13,597	$13,870	$13,587
09/30/20	$13,286	$13,529	$13,279
10/31/20	$12,810	$13,238	$12,804
11/30/20	$14,779	$15,019	$14,756
12/31/20	$15,539	$15,831	$15,561
01/31/21	$15,442	$15,865	$15,431
02/28/21	$15,828	$16,179	$15,815
03/31/21	$16,210	$16,384	$16,169
04/30/21	$16,730	$16,866	$16,699
05/31/21	$17,302	$17,394	$17,206
06/30/21	$17,090	$17,281	$17,060
07/31/21	$17,127	$16,996	$17,126
08/31/21	$17,417	$17,319	$17,424
09/30/21	$16,913	$16,765	$16,894
10/31/21	$17,338	$17,165	$17,312
11/30/21	$16,483	$16,392	$16,454
12/31/21	$17,276	$17,070	$17,253
01/31/22	$16,396	$16,441	$16,331
02/28/22	$16,174	$16,115	$16,110
03/31/22	$16,338	$16,141	$16,269
04/30/22	$15,251	$15,127	$15,165
05/31/22	$15,366	$15,236	$15,258
06/30/22	$13,819	$13,925	$13,736
07/31/22	$14,540	$14,402	$14,465
08/31/22	$13,897	$13,939	$13,828
09/30/22	$12,505	$12,546	$12,427
10/31/22	$13,173	$12,920	$13,087
11/30/22	$14,582	$14,446	$14,476
12/31/22	$14,498	$14,338	$14,404
01/31/23	$15,708	$15,500	$15,593
02/28/23	$15,310	$14,956	$15,187
03/31/23	$15,625	$15,322	$15,500
04/30/23	$16,010	$15,588	$15,866
05/31/23	$15,405	$15,021	$15,260
06/30/23	$16,109	$15,695	$15,935
07/31/23	$16,685	$16,334	$16,509
08/31/23	$16,029	$15,596	$15,859
09/30/23	$15,467	$15,103	$15,288
10/31/23	$14,761	$14,480	$14,579
11/30/23	$16,187	$15,784	$15,998
12/31/23	$17,090	$16,577	$16,921
01/31/24	$17,057	$16,412	$16,865
02/29/24	$17,370	$16,827	$17,183
03/31/24	$17,963	$17,353	$17,786
04/30/24	$17,504	$17,042	$17,282
05/31/24	$18,139	$17,536	$17,889
06/30/24	$17,886	$17,520	$17,632
07/31/24	$18,480	$17,925	$18,223
08/31/24	$18,988	$18,436	$18,727
09/30/24	$19,222	$18,932	$18,951
10/31/24	$18,219	$18,003	$17,959
11/30/24	$18,244	$17,840	$17,974
12/31/24	$17,728	$17,494	$17,471
01/31/25	$18,574	$18,199	$18,291
02/28/25	$18,831	$18,451	$18,528
03/31/25	$18,742	$18,409	$18,439
04/30/25	$19,628	$19,074	$19,318
05/31/25	$20,621	$19,948	$20,281
06/30/25	$21,266	$20,625	$20,932
07/31/25	$21,103	$20,566	$20,780
08/31/25	$22,005	$21,279	$21,667
09/30/25	$22,542	$22,046	$22,195

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPDW	17.27%	11.15%	8.47%
MSCI All Country World ex USA Index	16.45%	10.26%	8.23%
S&P Developed ex-U.S. BMI Index	17.12%	10.82%	8.30%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$30,287,837,561
  Number of Portfolio Holdings2,410
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid$7,309,013

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
Japan	21.6%
Canada	10.1%
United Kingdom	9.3%
Germany	7.3%
United States	7.1%
France	6.9%
Australia	6.1%
South Korea	4.7%
Switzerland	4.0%
Netherlands	3.2%

Top Ten Holdings

Holdings	%
ASML Holding NV	1.3%
Samsung Electronics Co. Ltd.	1.0%
SAP SE	1.0%
Novartis AG	0.9%
HSBC Holdings PLC	0.9%
Nestle SA	0.8%
Roche Holding AG	0.8%
Toyota Motor Corp.	0.8%
AstraZeneca PLC	0.8%
Shell PLC	0.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs.

TSR AR SPDW

SPDR® Portfolio Emerging Markets ETF

SPEM

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the SPDR® Portfolio Emerging Markets ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® Portfolio Emerging Markets ETF	$8	0.07%

How did the Fund perform last year and what affected its performance?

Emerging markets delivered robust performance during the 12 month reporting period, consistently outpacing developed markets in several quarters. Emerging market equities benefited from easing trade tensions, especially as U.S.–China tariff disputes softened and global monetary policy shifted toward accommodation. China led gains, supported by targeted stimulus, stabilization in its property sector, and strong technology stock performance, while Taiwan and Korea also advanced on semiconductor and Artificial Intelligence demand. Latin America, notably Brazil, saw positive returns due to falling inflation and supportive rate cuts. China, Taiwan and South Africa were the strongest contributors to the Fund's performance, while India, Indonesia and Thailand were the weakest contributors.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPEM	MSCI All Country World ex USA Index	S&P Emerging BMI Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,739	$10,744	$10,758
11/30/15	$10,387	$10,523	$10,437
12/31/15	$10,158	$10,324	$10,244
01/31/16	$9,445	$9,622	$9,478
02/29/16	$9,454	$9,512	$9,507
03/31/16	$10,632	$10,286	$10,693
04/30/16	$10,752	$10,556	$10,803
05/31/16	$10,377	$10,378	$10,453
06/30/16	$10,806	$10,219	$10,856
07/31/16	$11,321	$10,725	$11,373
08/31/16	$11,605	$10,793	$11,670
09/30/16	$11,738	$10,926	$11,802
10/31/16	$11,844	$10,769	$11,907
11/30/16	$11,265	$10,519	$11,341
12/31/16	$11,292	$10,789	$11,366
01/31/17	$11,887	$11,171	$11,949
02/28/17	$12,293	$11,349	$12,362
03/31/17	$12,544	$11,637	$12,624
04/30/17	$12,783	$11,886	$12,907
05/31/17	$12,996	$12,271	$13,120
06/30/17	$13,125	$12,309	$13,245
07/31/17	$13,914	$12,763	$14,049
08/31/17	$14,353	$12,830	$14,472
09/30/17	$14,245	$13,068	$14,389
10/31/17	$14,587	$13,314	$14,763
11/30/17	$14,613	$13,422	$14,802
12/31/17	$15,181	$13,722	$15,367
01/31/18	$16,514	$14,486	$16,686
02/28/18	$15,868	$13,803	$15,998
03/31/18	$15,414	$13,560	$15,591
04/30/18	$15,270	$13,776	$15,460
05/31/18	$14,762	$13,458	$15,011
06/30/18	$14,216	$13,205	$14,418
07/31/18	$14,627	$13,521	$14,808
08/31/18	$14,122	$13,238	$14,283
09/30/18	$13,978	$13,298	$14,085
10/31/18	$12,938	$12,217	$13,013
11/30/18	$13,548	$12,332	$13,612
12/31/18	$13,201	$11,774	$13,246
01/31/19	$14,267	$12,664	$14,274
02/28/19	$14,302	$12,911	$14,378
03/31/19	$14,503	$12,988	$14,626
04/30/19	$14,818	$13,331	$14,936
05/31/19	$13,927	$12,616	$14,047
06/30/19	$14,707	$13,375	$14,821
07/31/19	$14,595	$13,214	$14,722
08/31/19	$13,950	$12,805	$14,056
09/30/19	$14,143	$13,135	$14,246
10/31/19	$14,700	$13,593	$14,807
11/30/19	$14,721	$13,713	$14,826
12/31/19	$15,702	$14,307	$15,823
01/31/20	$14,940	$13,923	$15,142
02/29/20	$14,269	$12,822	$14,364
03/31/20	$11,916	$10,966	$11,924
04/30/20	$13,028	$11,797	$13,061
05/31/20	$13,158	$12,183	$13,223
06/30/20	$14,155	$12,733	$14,219
07/31/20	$15,311	$13,301	$15,408
08/31/20	$15,700	$13,870	$15,822
09/30/20	$15,354	$13,529	$15,472
10/31/20	$15,646	$13,238	$15,786
11/30/20	$17,030	$15,019	$17,182
12/31/20	$18,072	$15,831	$18,225
01/31/21	$18,571	$15,865	$18,746
02/28/21	$18,832	$16,179	$19,027
03/31/21	$18,601	$16,384	$18,728
04/30/21	$19,124	$16,866	$19,273
05/31/21	$19,413	$17,394	$19,765
06/30/21	$19,681	$17,281	$19,851
07/31/21	$18,477	$16,996	$18,652
08/31/21	$19,042	$17,319	$19,194
09/30/21	$18,482	$16,765	$18,591
10/31/21	$18,666	$17,165	$18,773
11/30/21	$18,001	$16,392	$18,110
12/31/21	$18,321	$17,070	$18,397
01/31/22	$18,200	$16,441	$18,222
02/28/22	$17,453	$16,115	$17,596
03/31/22	$17,157	$16,141	$17,191
04/30/22	$16,197	$15,127	$16,259
05/31/22	$16,259	$15,236	$16,260
06/30/22	$15,447	$13,925	$15,403
07/31/22	$15,341	$14,402	$15,326
08/31/22	$15,497	$13,939	$15,545
09/30/22	$13,953	$12,546	$13,951
10/31/22	$13,492	$12,920	$13,456
11/30/22	$15,259	$14,446	$15,238
12/31/22	$15,070	$14,338	$15,073
01/31/23	$16,112	$15,500	$16,075
02/28/23	$15,198	$14,956	$15,178
03/31/23	$15,575	$15,322	$15,501
04/30/23	$15,477	$15,588	$15,420
05/31/23	$15,134	$15,021	$15,101
06/30/23	$15,802	$15,695	$15,742
07/31/23	$16,729	$16,334	$16,698
08/31/23	$15,851	$15,596	$15,844
09/30/23	$15,548	$15,103	$15,545
10/31/23	$15,011	$14,480	$14,992
11/30/23	$16,071	$15,784	$16,068
12/31/23	$16,619	$16,577	$16,649
01/31/24	$16,009	$16,412	$16,072
02/29/24	$16,690	$16,827	$16,741
03/31/24	$16,948	$17,353	$16,987
04/30/24	$17,211	$17,042	$17,262
05/31/24	$17,421	$17,536	$17,459
06/30/24	$17,903	$17,520	$17,970
07/31/24	$18,015	$17,925	$18,058
08/31/24	$18,352	$18,436	$18,415
09/30/24	$19,779	$18,932	$19,831
10/31/24	$19,090	$18,003	$19,080
11/30/24	$18,566	$17,840	$18,549
12/31/24	$18,600	$17,494	$18,581
01/31/25	$18,651	$18,199	$18,635
02/28/25	$18,786	$18,451	$18,625
03/31/25	$18,894	$18,409	$18,742
04/30/25	$19,021	$19,074	$18,900
05/31/25	$19,807	$19,948	$19,732
06/30/25	$20,743	$20,625	$20,666
07/31/25	$21,077	$20,566	$20,989
08/31/25	$21,561	$21,279	$21,504
09/30/25	$22,779	$22,046	$22,680

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPEM	15.16%	8.21%	8.58%
MSCI All Country World ex USA Index	16.45%	10.26%	8.23%
S&P Emerging BMI Index	14.37%	7.95%	8.53%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$14,340,847,105
  Number of Portfolio Holdings3,060
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$7,798,498

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
China	34.6%
Taiwan	20.7%
India	18.7%
Brazil	4.6%
Saudi Arabia	3.5%
South Africa	3.3%
Mexico	2.2%
Malaysia	1.6%
United Arab Emirates	1.6%
Thailand	1.6%

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	9.4%
Tencent Holdings Ltd.	4.9%
Alibaba Group Holding Ltd.	3.6%
HDFC Bank Ltd.	1.1%
Xiaomi Corp., Class B	1.1%
Reliance Industries Ltd.	1.0%
Hon Hai Precision Industry Co. Ltd.	0.9%
China Construction Bank Corp., Class H	0.9%
PDD Holdings, Inc.	0.8%
ICICI Bank Ltd.	0.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs.

TSR AR SPEM

SPDR® Portfolio Europe ETF

SPEU

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the SPDR® Portfolio Europe ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® Portfolio Europe ETF	$8	0.07%

How did the Fund perform last year and what affected its performance?

European equities experienced a volatile but broadly positive stretch from late 2024 through Q3 2025. After a weak end to 2024 driven by energy costs, manufacturing struggles, and geopolitical tensions, markets rebounded in early 2025 on low valuations and fiscal stimulus, notably Germany’s €500B investment plan. A weaker dollar and improving sentiment further supported gains in Q2, though UK equities lagged due to sector-specific headwinds. Q3 brought modest progress amid easing inflation and continued the European Central Bank rate cuts. Sector rotation favored financials, energy, defensives, and luxury goods, while Germany underperformed and France, the UK, and Netherlands led regional performance.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPEU	MSCI All Country World ex USA Index	STOXX Europe Total Market Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,698	$10,744	$10,703
11/30/15	$10,483	$10,523	$10,489
12/31/15	$10,172	$10,324	$10,178
01/31/16	$9,493	$9,622	$9,498
02/29/16	$9,237	$9,512	$9,239
03/31/16	$9,702	$10,286	$9,702
04/30/16	$10,037	$10,556	$10,035
05/31/16	$10,019	$10,378	$10,013
06/30/16	$9,693	$10,219	$9,689
07/31/16	$9,984	$10,725	$9,983
08/31/16	$9,933	$10,793	$9,937
09/30/16	$9,958	$10,926	$9,963
10/31/16	$9,622	$10,769	$9,627
11/30/16	$9,394	$10,519	$9,399
12/31/16	$9,936	$10,789	$9,946
01/31/17	$10,076	$11,171	$10,089
02/28/17	$10,249	$11,349	$10,266
03/31/17	$10,680	$11,637	$10,695
04/30/17	$10,988	$11,886	$11,000
05/31/17	$11,577	$12,271	$11,578
06/30/17	$11,409	$12,309	$11,412
07/31/17	$11,640	$12,763	$11,648
08/31/17	$11,596	$12,830	$11,643
09/30/17	$12,033	$13,068	$12,084
10/31/17	$12,057	$13,314	$12,112
11/30/17	$12,111	$13,422	$12,166
12/31/17	$12,284	$13,722	$12,343
01/31/18	$12,882	$14,486	$12,946
02/28/18	$11,976	$13,803	$12,035
03/31/18	$11,840	$13,560	$11,891
04/30/18	$12,183	$13,776	$12,231
05/31/18	$11,736	$13,458	$11,771
06/30/18	$11,734	$13,205	$11,768
07/31/18	$12,228	$13,521	$12,269
08/31/18	$11,746	$13,238	$11,773
09/30/18	$11,830	$13,298	$11,862
10/31/18	$11,101	$12,217	$11,130
11/30/18	$11,067	$12,332	$11,097
12/31/18	$10,524	$11,774	$10,550
01/31/19	$11,094	$12,664	$11,126
02/28/19	$11,547	$12,911	$11,586
03/31/19	$11,769	$12,988	$11,807
04/30/19	$12,122	$13,331	$12,158
05/31/19	$11,595	$12,616	$11,598
06/30/19	$12,387	$13,375	$12,397
07/31/19	$12,116	$13,214	$12,129
08/31/19	$11,860	$12,805	$11,874
09/30/19	$12,107	$13,135	$12,140
10/31/19	$12,519	$13,593	$12,556
11/30/19	$12,735	$13,713	$12,777
12/31/19	$13,263	$14,307	$13,310
01/31/20	$12,935	$13,923	$12,966
02/29/20	$11,746	$12,822	$11,768
03/31/20	$9,977	$10,966	$9,986
04/30/20	$10,628	$11,797	$10,638
05/31/20	$11,161	$12,183	$11,174
06/30/20	$11,595	$12,733	$11,609
07/31/20	$12,104	$13,301	$12,118
08/31/20	$12,633	$13,870	$12,652
09/30/20	$12,219	$13,529	$12,233
10/31/20	$11,549	$13,238	$11,538
11/30/20	$13,522	$15,019	$13,523
12/31/20	$14,216	$15,831	$14,218
01/31/21	$14,021	$15,865	$14,023
02/28/21	$14,376	$16,179	$14,384
03/31/21	$14,800	$16,384	$14,807
04/30/21	$15,512	$16,866	$15,516
05/31/21	$16,181	$17,394	$16,165
06/30/21	$15,895	$17,281	$15,897
07/31/21	$16,240	$16,996	$16,243
08/31/21	$16,528	$17,319	$16,533
09/30/21	$15,699	$16,765	$15,698
10/31/21	$16,396	$17,165	$16,393
11/30/21	$15,533	$16,392	$15,527
12/31/21	$16,524	$17,070	$16,523
01/31/22	$15,654	$16,441	$15,649
02/28/22	$15,171	$16,115	$15,164
03/31/22	$15,188	$16,141	$15,173
04/30/22	$14,288	$15,127	$14,264
05/31/22	$14,389	$15,236	$14,353
06/30/22	$12,886	$13,925	$12,848
07/31/22	$13,555	$14,402	$13,520
08/31/22	$12,681	$13,939	$12,642
09/30/22	$11,521	$12,546	$11,478
10/31/22	$12,363	$12,920	$12,322
11/30/22	$13,755	$14,446	$13,716
12/31/22	$13,792	$14,338	$13,750
01/31/23	$14,972	$15,500	$14,931
02/28/23	$14,901	$14,956	$14,860
03/31/23	$15,182	$15,322	$15,137
04/30/23	$15,809	$15,588	$15,755
05/31/23	$14,908	$15,021	$14,834
06/30/23	$15,613	$15,695	$15,526
07/31/23	$16,126	$16,334	$16,037
08/31/23	$15,459	$15,596	$15,374
09/30/23	$14,822	$15,103	$14,736
10/31/23	$14,251	$14,480	$14,163
11/30/23	$15,699	$15,784	$15,608
12/31/23	$16,545	$16,577	$16,452
01/31/24	$16,474	$16,412	$16,383
02/29/24	$16,705	$16,827	$16,616
03/31/24	$17,338	$17,353	$17,243
04/30/24	$17,027	$17,042	$16,919
05/31/24	$17,915	$17,536	$17,788
06/30/24	$17,461	$17,520	$17,331
07/31/24	$17,896	$17,925	$17,762
08/31/24	$18,576	$18,436	$18,432
09/30/24	$18,674	$18,932	$18,529
10/31/24	$17,554	$18,003	$17,415
11/30/24	$17,261	$17,840	$17,123
12/31/24	$16,860	$17,494	$16,722
01/31/25	$17,970	$18,199	$17,828
02/28/25	$18,569	$18,451	$18,425
03/31/25	$18,575	$18,409	$18,421
04/30/25	$19,454	$19,074	$19,280
05/31/25	$20,405	$19,948	$20,201
06/30/25	$20,874	$20,625	$20,667
07/31/25	$20,562	$20,566	$20,358
08/31/25	$21,208	$21,279	$20,998
09/30/25	$21,590	$22,046	$21,377

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPEU	15.61%	12.06%	8.00%
MSCI All Country World ex USA Index	16.45%	10.26%	8.23%
STOXX Europe Total Market IndexFootnote Reference(1)Footnote Reference(2)	15.37%	11.81%	7.89%
Footnote	Description
Footnote(1)	Effective September 23, 2019 (the “Benchmark Index Change Date”), the Fund’s benchmark index changed from the STOXX Europe 50 Index (the “Previous Benchmark Index”) to the STOXX Europe Total Market Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund’s investment strategy to track the Previous Benchmark Index and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the STOXX Europe 50 Index from fund inception until 09/23/19 and of the STOXX Europe Total Market Index effective 09/23/19 to 09/30/25.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$701,375,112
  Number of Portfolio Holdings1,817
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid$506,126

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
United Kingdom	17.7%
Germany	14.0%
France	13.8%
United States	11.5%
Switzerland	7.6%
Netherlands	6.1%
Sweden	5.7%
Italy	5.3%
Spain	5.1%
Denmark	3.0%

Top Ten Holdings

Holdings	%
ASML Holding NV	2.6%
SAP SE	1.9%
HSBC Holdings PLC	1.7%
Novartis AG	1.6%
Roche Holding AG	1.6%
Nestle SA	1.6%
AstraZeneca PLC	1.6%
Shell PLC	1.4%
Siemens AG	1.4%
Novo Nordisk AS, Class B	1.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs.

TSR AR SPEU

SPDR® Portfolio MSCI Global Stock Market ETF

SPGM

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the SPDR® Portfolio MSCI Global Stock Market ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® Portfolio MSCI Global Stock Market ETF	$10	0.09%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was shaped first by moderating inflation and speculation on the timing of rate cuts, and then by a tariff war introduced by the newly-elected Trump administration. The first quarter of the calendar year ended negative for U.S. markets and slightly positive for both developed and emerging markets, but when “Liberation Day” arrived on April 2nd and tariffs were officially enacted, all markets plummeted in response. Global markets declined about 10% in the days following, but as prospects emerged of trade deals being reached more swiftly than expected, markets began to claw their way back up as it became clear that worst-case scenarios were not materializing. Markets shifted their focus back to Artificial Intelligence (''A.I.'') and rate cuts, and while some concerns about a potential bubble in A.I.-related investments surfaced, they were put to rest by evidence of significant A.I.-related investments continuing to be made. By the time the U.S. Federal Reserve cut rates in September, markets had fully priced in the event. By the end of the reporting period, U.S., developed and emerging markets were all up, both for the final fiscal quarter and the overall period.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPGM	MSCI ACWI IMI Index
09/30/15	$10,000	$10,000
10/31/15	$10,808	$10,757
11/30/15	$10,751	$10,690
12/31/15	$10,547	$10,491
01/31/16	$9,926	$9,833
02/29/16	$9,894	$9,782
03/31/16	$10,609	$10,522
04/30/16	$10,787	$10,688
05/31/16	$10,808	$10,710
06/30/16	$10,732	$10,633
07/31/16	$11,193	$11,107
08/31/16	$11,255	$11,144
09/30/16	$11,320	$11,225
10/31/16	$11,125	$11,008
11/30/16	$11,279	$11,128
12/31/16	$11,478	$11,368
01/31/17	$11,777	$11,676
02/28/17	$12,106	$11,997
03/31/17	$12,230	$12,139
04/30/17	$12,418	$12,335
05/31/17	$12,663	$12,581
06/30/17	$12,751	$12,655
07/31/17	$13,097	$13,002
08/31/17	$13,107	$13,048
09/30/17	$13,423	$13,328
10/31/17	$13,690	$13,597
11/30/17	$13,994	$13,864
12/31/17	$14,227	$14,090
01/31/18	$14,989	$14,850
02/28/18	$14,333	$14,230
03/31/18	$14,029	$13,964
04/30/18	$14,189	$14,095
05/31/18	$14,198	$14,150
06/30/18	$14,090	$14,065
07/31/18	$14,551	$14,455
08/31/18	$14,696	$14,588
09/30/18	$14,789	$14,611
10/31/18	$13,664	$13,468
11/30/18	$13,864	$13,658
12/31/18	$12,864	$12,670
01/31/19	$13,871	$13,701
02/28/19	$14,239	$14,082
03/31/19	$14,418	$14,228
04/30/19	$14,915	$14,698
05/31/19	$14,005	$13,818
06/30/19	$14,902	$14,707
07/31/19	$14,953	$14,751
08/31/19	$14,570	$14,379
09/30/19	$14,898	$14,681
10/31/19	$15,284	$15,085
11/30/19	$15,690	$15,461
12/31/19	$16,248	$16,009
01/31/20	$15,984	$15,797
02/29/20	$14,691	$14,504
03/31/20	$12,675	$12,417
04/30/20	$14,039	$13,784
05/31/20	$14,592	$14,418
06/30/20	$15,094	$14,879
07/31/20	$15,878	$15,652
08/31/20	$16,938	$16,600
09/30/20	$16,405	$16,085
10/31/20	$16,009	$15,737
11/30/20	$18,012	$17,729
12/31/20	$18,880	$18,611
01/31/21	$18,885	$18,578
02/28/21	$19,458	$19,072
03/31/21	$20,042	$19,566
04/30/21	$20,877	$20,416
05/31/21	$21,241	$20,720
06/30/21	$21,447	$20,970
07/31/21	$21,567	$21,076
08/31/21	$22,107	$21,598
09/30/21	$21,209	$20,737
10/31/21	$22,298	$21,746
11/30/21	$21,737	$21,162
12/31/21	$22,654	$22,002
01/31/22	$21,615	$20,860
02/28/22	$21,029	$20,383
03/31/22	$21,510	$20,799
04/30/22	$19,836	$19,147
05/31/22	$19,858	$19,158
06/30/22	$18,156	$17,505
07/31/22	$19,393	$18,756
08/31/22	$18,751	$18,090
09/30/22	$16,958	$16,344
10/31/22	$18,069	$17,350
11/30/22	$19,426	$18,670
12/31/22	$18,681	$17,953
01/31/23	$20,044	$19,275
02/28/23	$19,460	$18,740
03/31/23	$19,959	$19,200
04/30/23	$20,243	$19,445
05/31/23	$19,995	$19,210
06/30/23	$21,170	$20,331
07/31/23	$21,982	$21,108
08/31/23	$21,317	$20,502
09/30/23	$20,428	$19,639
10/31/23	$19,747	$18,985
11/30/23	$21,539	$20,740
12/31/23	$22,668	$21,827
01/31/24	$22,757	$21,877
02/29/24	$23,693	$22,791
03/31/24	$24,397	$23,512
04/30/24	$23,635	$22,714
05/31/24	$24,597	$23,634
06/30/24	$25,080	$24,071
07/31/24	$25,560	$24,567
08/31/24	$26,155	$25,140
09/30/24	$26,722	$25,719
10/31/24	$26,115	$25,123
11/30/24	$27,148	$26,103
12/31/24	$26,444	$25,401
01/31/25	$27,298	$26,233
02/28/25	$27,093	$26,002
03/31/25	$26,028	$24,993
04/30/25	$26,203	$25,227
05/31/25	$27,766	$26,687
06/30/25	$29,059	$27,896
07/31/25	$29,517	$28,268
08/31/25	$30,387	$29,037
09/30/25	$31,563	$30,037

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPGM	18.12%	13.98%	12.18%
MSCI ACWI IMI Index	16.79%	13.30%	11.63%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$1,247,713,849
  Number of Portfolio Holdings2,920
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$899,935

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
United States	64.6%
Japan	5.4%
China	3.3%
Canada	2.9%
United Kingdom	2.7%
Taiwan	2.2%
Germany	2.0%
India	1.8%
France	1.8%
Australia	1.7%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	4.5%
Apple, Inc.	3.7%
Microsoft Corp.	3.7%
Amazon.com, Inc.	2.0%
Meta Platforms, Inc., Class A	1.6%
Broadcom, Inc.	1.5%
Alphabet, Inc., Class A	1.3%
Alphabet, Inc., Class C	1.3%
Tesla, Inc.	1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs.

TSR AR SPGM

SPDR® S&P China ETF

GXC

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the SPDR® S&P China ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® S&P China ETF	$68	0.59%

How did the Fund perform last year and what affected its performance?

During Q4 2024, China’s equity market experienced notable declines, with the S&P China BMI Index returning -6.70%. This downturn was driven by concerns that a second Trump presidency might intensify U.S.-China trade and technology tensions. In Q1 2025, China became central to global trade disputes. The U.S. imposed a 10% tariff on Chinese goods in February, leading China to counter with export restrictions on critical minerals and new tariffs on U.S. products. Despite these issues, Chinese equities performed strongly, with the S&P China BMI rising 12.73% for the quarter. Q2 2025 saw China’s market underperform relative to its Asia-Pacific and emerging market peers, as ongoing tariff threats fueled volatility and caution. Later in the quarter, more conciliatory trade negotiations helped stabilize equities, although sentiment remained wary. By Q3 2025, China’s market rebounded, propelled by policy stimulus, property sector stabilization, technology sector growth, and improved U.S.-China trade relations, making China a leading contributor to emerging market equity gains.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	GXC	MSCI All Country World ex USA Index	S&P China BMI Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$11,235	$10,744	$11,247
11/30/15	$11,095	$10,523	$11,117
12/31/15	$10,957	$10,324	$11,006
01/31/16	$9,499	$9,622	$9,524
02/29/16	$9,333	$9,512	$9,352
03/31/16	$10,390	$10,286	$10,396
04/30/16	$10,380	$10,556	$10,403
05/31/16	$10,273	$10,378	$10,294
06/30/16	$10,396	$10,219	$10,394
07/31/16	$10,718	$10,725	$10,713
08/31/16	$11,517	$10,793	$11,513
09/30/16	$11,781	$10,926	$11,775
10/31/16	$11,560	$10,769	$11,566
11/30/16	$11,470	$10,519	$11,481
12/31/16	$11,026	$10,789	$11,038
01/31/17	$11,748	$11,171	$11,716
02/28/17	$12,197	$11,349	$12,149
03/31/17	$12,423	$11,637	$12,354
04/30/17	$12,694	$11,886	$12,621
05/31/17	$13,295	$12,271	$13,177
06/30/17	$13,585	$12,309	$13,454
07/31/17	$14,724	$12,763	$14,574
08/31/17	$15,290	$12,830	$15,129
09/30/17	$15,493	$13,068	$15,326
10/31/17	$16,062	$13,314	$15,895
11/30/17	$16,213	$13,422	$16,047
12/31/17	$16,584	$13,722	$16,422
01/31/18	$18,635	$14,486	$18,424
02/28/18	$17,462	$13,803	$17,281
03/31/18	$16,900	$13,560	$16,767
04/30/18	$16,929	$13,776	$16,800
05/31/18	$17,230	$13,458	$17,129
06/30/18	$16,312	$13,205	$16,205
07/31/18	$15,929	$13,521	$15,815
08/31/18	$15,311	$13,238	$15,195
09/30/18	$15,084	$13,298	$14,940
10/31/18	$13,384	$12,217	$13,230
11/30/18	$14,356	$12,332	$14,182
12/31/18	$13,487	$11,774	$13,316
01/31/19	$14,876	$12,664	$14,658
02/28/19	$15,391	$12,911	$15,205
03/31/19	$15,729	$12,988	$15,545
04/30/19	$16,086	$13,331	$15,906
05/31/19	$14,089	$12,616	$13,937
06/30/19	$15,176	$13,375	$15,024
07/31/19	$15,026	$13,214	$14,865
08/31/19	$14,394	$12,805	$14,240
09/30/19	$14,370	$13,135	$14,226
10/31/19	$14,939	$13,593	$14,791
11/30/19	$15,161	$13,713	$15,004
12/31/19	$16,379	$14,307	$16,221
01/31/20	$15,361	$13,923	$15,450
02/29/20	$15,726	$12,822	$15,587
03/31/20	$14,666	$10,966	$14,554
04/30/20	$15,570	$11,797	$15,406
05/31/20	$15,596	$12,183	$15,500
06/30/20	$16,970	$12,733	$16,861
07/31/20	$18,576	$13,301	$18,489
08/31/20	$19,555	$13,870	$19,500
09/30/20	$18,953	$13,529	$18,919
10/31/20	$19,845	$13,238	$19,830
11/30/20	$20,559	$15,019	$20,513
12/31/20	$21,173	$15,831	$21,123
01/31/21	$22,684	$15,865	$22,649
02/28/21	$22,443	$16,179	$22,451
03/31/21	$21,029	$16,384	$21,037
04/30/21	$21,383	$16,866	$21,398
05/31/21	$21,289	$17,394	$21,570
06/30/21	$21,579	$17,281	$21,639
07/31/21	$18,743	$16,996	$18,830
08/31/21	$18,818	$17,319	$18,904
09/30/21	$17,998	$16,765	$18,015
10/31/21	$18,390	$17,165	$18,408
11/30/21	$17,416	$16,392	$17,490
12/31/21	$16,979	$17,070	$17,013
01/31/22	$16,567	$16,441	$16,558
02/28/22	$15,921	$16,115	$15,921
03/31/22	$14,598	$16,141	$14,594
04/30/22	$13,883	$15,127	$13,851
05/31/22	$14,114	$15,236	$14,106
06/30/22	$15,051	$13,925	$15,016
07/31/22	$13,641	$14,402	$13,691
08/31/22	$13,663	$13,939	$13,698
09/30/22	$11,771	$12,546	$11,773
10/31/22	$10,011	$12,920	$10,038
11/30/22	$12,747	$14,446	$12,785
12/31/22	$13,232	$14,338	$13,280
01/31/23	$14,753	$15,500	$14,813
02/28/23	$13,340	$14,956	$13,410
03/31/23	$13,837	$15,322	$13,883
04/30/23	$13,191	$15,588	$13,240
05/31/23	$12,100	$15,021	$12,164
06/30/23	$12,534	$15,695	$12,574
07/31/23	$13,759	$16,334	$13,817
08/31/23	$12,561	$15,596	$12,617
09/30/23	$12,252	$15,103	$12,284
10/31/23	$11,750	$14,480	$11,790
11/30/23	$12,073	$15,784	$12,138
12/31/23	$11,825	$16,577	$11,874
01/31/24	$10,519	$16,412	$10,547
02/29/24	$11,425	$16,827	$11,433
03/31/24	$11,467	$17,353	$11,490
04/30/24	$12,150	$17,042	$12,169
05/31/24	$12,407	$17,536	$12,432
06/30/24	$12,077	$17,520	$12,086
07/31/24	$11,939	$17,925	$11,950
08/31/24	$11,942	$18,436	$11,968
09/30/24	$14,773	$18,932	$14,826
10/31/24	$14,011	$18,003	$14,105
11/30/24	$13,478	$17,840	$13,590
12/31/24	$13,722	$17,494	$13,833
01/31/25	$13,767	$18,199	$13,881
02/28/25	$15,164	$18,451	$15,338
03/31/25	$15,408	$18,409	$15,594
04/30/25	$14,767	$19,074	$14,967
05/31/25	$15,192	$19,948	$15,410
06/30/25	$15,849	$20,625	$16,080
07/31/25	$16,655	$20,566	$16,883
08/31/25	$17,670	$21,279	$17,891
09/30/25	$19,129	$22,046	$19,344

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
GXC	29.49%	0.19%	6.70%
MSCI All Country World ex USA Index	16.45%	10.26%	8.23%
S&P China BMI Index	30.48%	0.45%	6.82%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$506,454,623
  Number of Portfolio Holdings1,250
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid$2,609,262

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Interactive Media & Services	15.3%
Broadline Retail	14.6%
Banks	11.1%
Automobiles	3.9%
Hotels, Restaurants & Leisure	3.9%
Technology Hardware, Storage & Peripherals	3.5%
Metals & Mining	3.3%
Insurance	3.1%
Electronic Equipment, Instruments & Components	2.8%
Biotechnology	2.7%

Top Ten Holdings

Holdings	%
Tencent Holdings Ltd.	12.9%
Alibaba Group Holding Ltd.	10.6%
Xiaomi Corp., Class B	3.0%
PDD Holdings, Inc.	2.5%
China Construction Bank Corp., Class H	2.4%
Meituan, Class B	1.8%
Industrial & Commercial Bank of China Ltd., Class H	1.4%
BYD Co. Ltd., Class H	1.3%
NetEase, Inc.	1.3%
JD.com, Inc., Class A	1.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs.

TSR AR GXC

SPDR® S&P Emerging Asia Pacific ETF

GMF

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the SPDR® S&P Emerging Asia Pacific ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® S&P Emerging Asia Pacific ETF	$53	0.49%

How did the Fund perform last year and what affected its performance?

The S&P Emerging Asia Pacific Index delivered strong gains of 13.5% over the year ending in September 2025, driven by easing trade tensions, accommodative monetary policies, and robust demand for technology and Artificial Intelligence (“A.I.”)-related sectors. Softer U.S. dollar and global rate cuts supported capital flows into emerging market assets. Trade truce extensions and accommodative policies boosted sentiment. Risks included tariff uncertainty and geopolitical tensions, but these were offset by strong sectoral performance. Taiwan was a standout performer, benefiting from semiconductor demand and global enthusiasm for A.I. themes. China posted solid returns, supported by targeted stimulus measures, stabilization in the property sector, and policy support for domestic chipmakers.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	GMF	MSCI All Country World ex USA Index	S&P Emerging Asia Pacific BMI Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,840	$10,744	$10,843
11/30/15	$10,624	$10,523	$10,633
12/31/15	$10,567	$10,324	$10,606
01/31/16	$9,662	$9,622	$9,687
02/29/16	$9,572	$9,512	$9,584
03/31/16	$10,566	$10,286	$10,579
04/30/16	$10,458	$10,556	$10,486
05/31/16	$10,425	$10,378	$10,451
06/30/16	$10,682	$10,219	$10,704
07/31/16	$11,146	$10,725	$11,180
08/31/16	$11,599	$10,793	$11,661
09/30/16	$11,724	$10,926	$11,785
10/31/16	$11,641	$10,769	$11,708
11/30/16	$11,249	$10,519	$11,306
12/31/16	$11,050	$10,789	$11,111
01/31/17	$11,662	$11,171	$11,697
02/28/17	$12,151	$11,349	$12,193
03/31/17	$12,521	$11,637	$12,541
04/30/17	$12,759	$11,886	$12,829
05/31/17	$13,138	$12,271	$13,184
06/30/17	$13,372	$12,309	$13,424
07/31/17	$14,143	$12,763	$14,203
08/31/17	$14,489	$12,830	$14,531
09/30/17	$14,423	$13,068	$14,482
10/31/17	$15,027	$13,314	$15,109
11/30/17	$15,055	$13,422	$15,168
12/31/17	$15,480	$13,722	$15,607
01/31/18	$16,810	$14,486	$16,910
02/28/18	$15,966	$13,803	$16,075
03/31/18	$15,581	$13,560	$15,700
04/30/18	$15,550	$13,776	$15,662
05/31/18	$15,528	$13,458	$15,646
06/30/18	$14,909	$13,205	$14,970
07/31/18	$15,106	$13,521	$15,155
08/31/18	$14,928	$13,238	$14,917
09/30/18	$14,513	$13,298	$14,450
10/31/18	$13,089	$12,217	$13,015
11/30/18	$13,826	$12,332	$13,802
12/31/18	$13,363	$11,774	$13,362
01/31/19	$14,190	$12,664	$14,110
02/28/19	$14,465	$12,911	$14,459
03/31/19	$14,960	$12,988	$14,936
04/30/19	$15,263	$13,331	$15,196
05/31/19	$14,112	$12,616	$14,070
06/30/19	$14,869	$13,375	$14,809
07/31/19	$14,702	$13,214	$14,656
08/31/19	$14,174	$12,805	$14,143
09/30/19	$14,287	$13,135	$14,301
10/31/19	$14,878	$13,593	$14,905
11/30/19	$15,013	$13,713	$15,016
12/31/19	$15,909	$14,307	$15,914
01/31/20	$15,134	$13,923	$15,253
02/29/20	$14,914	$12,822	$14,908
03/31/20	$13,025	$10,966	$12,971
04/30/20	$14,287	$11,797	$14,228
05/31/20	$14,272	$12,183	$14,248
06/30/20	$15,493	$12,733	$15,440
07/31/20	$16,901	$13,301	$16,850
08/31/20	$17,461	$13,870	$17,485
09/30/20	$17,120	$13,529	$17,138
10/31/20	$17,720	$13,238	$17,737
11/30/20	$18,920	$15,019	$18,922
12/31/20	$19,934	$15,831	$19,918
01/31/21	$20,775	$15,865	$20,772
02/28/21	$21,102	$16,179	$21,135
03/31/21	$20,477	$16,384	$20,472
04/30/21	$20,935	$16,866	$21,046
05/31/21	$20,963	$17,394	$21,334
06/30/21	$21,221	$17,281	$21,416
07/31/21	$19,666	$16,996	$19,827
08/31/21	$20,267	$17,319	$20,451
09/30/21	$19,641	$16,765	$19,842
10/31/21	$19,965	$17,165	$20,145
11/30/21	$19,439	$16,392	$19,596
12/31/21	$19,638	$17,070	$19,781
01/31/22	$19,201	$16,441	$19,304
02/28/22	$18,554	$16,115	$18,755
03/31/22	$17,908	$16,141	$18,126
04/30/22	$17,018	$15,127	$17,245
05/31/22	$17,021	$15,236	$17,218
06/30/22	$16,647	$13,925	$16,762
07/31/22	$16,337	$14,402	$16,465
08/31/22	$16,465	$13,939	$16,705
09/30/22	$14,648	$12,546	$14,791
10/31/22	$13,699	$12,920	$13,803
11/30/22	$16,042	$14,446	$16,150
12/31/22	$15,907	$14,338	$16,061
01/31/23	$17,126	$15,500	$17,209
02/28/23	$16,086	$14,956	$16,202
03/31/23	$16,561	$15,322	$16,617
04/30/23	$16,198	$15,588	$16,332
05/31/23	$15,938	$15,021	$16,037
06/30/23	$16,468	$15,695	$16,532
07/31/23	$17,478	$16,334	$17,518
08/31/23	$16,588	$15,596	$16,651
09/30/23	$16,300	$15,103	$16,367
10/31/23	$15,726	$14,480	$15,805
11/30/23	$16,686	$15,784	$16,849
12/31/23	$17,160	$16,577	$17,338
01/31/24	$16,486	$16,412	$16,658
02/29/24	$17,361	$16,827	$17,492
03/31/24	$17,598	$17,353	$17,807
04/30/24	$17,943	$17,042	$18,260
05/31/24	$18,440	$17,536	$18,638
06/30/24	$19,074	$17,520	$19,347
07/31/24	$19,092	$17,925	$19,355
08/31/24	$19,405	$18,436	$19,746
09/30/24	$21,152	$18,932	$21,586
10/31/24	$20,545	$18,003	$20,770
11/30/24	$19,948	$17,840	$20,181
12/31/24	$20,079	$17,494	$20,316
01/31/25	$19,861	$18,199	$20,114
02/28/25	$19,878	$18,451	$20,133
03/31/25	$19,979	$18,409	$20,145
04/30/25	$19,903	$19,074	$20,180
05/31/25	$20,904	$19,948	$21,220
06/30/25	$21,919	$20,625	$22,223
07/31/25	$22,419	$20,566	$22,679
08/31/25	$22,788	$21,279	$23,179
09/30/25	$24,261	$22,046	$24,499

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
GMF	14.70%	7.22%	9.27%
MSCI All Country World ex USA Index	16.45%	10.26%	8.23%
S&P Emerging Asia Pacific BMI Index	13.50%	7.41%	9.37%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$397,704,146
  Number of Portfolio Holdings1,288
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$1,768,263

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Countries

Countries	%
China	43.4%
Taiwan	26.8%
India	23.3%
Malaysia	2.5%
Thailand	1.9%
Indonesia	1.7%
Philippines	0.7%
Hong Kong	0.4%
United States	0.0%Footnote Reference*
Footnote	Description
Footnote*	Less than 0.05%.

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	11.8%
Tencent Holdings Ltd.	5.8%
Alibaba Group Holding Ltd.	4.8%
HDFC Bank Ltd.	1.4%
Xiaomi Corp., Class B	1.3%
Reliance Industries Ltd.	1.2%
Hon Hai Precision Industry Co. Ltd.	1.2%
China Construction Bank Corp., Class H	1.1%
ICICI Bank Ltd.	1.1%
PDD Holdings, Inc.	1.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs.

TSR AR GMF

SPDR® S&P Emerging Markets Dividend ETF

EDIV

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the SPDR® S&P Emerging Markets Dividend ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® S&P Emerging Markets Dividend ETF	$51	0.49%

How did the Fund perform last year and what affected its performance?

Emerging markets delivered robust performance during the 12 month reporting period, consistently outpacing developed markets in several quarters. Emerging market equities benefited from easing trade tensions, especially as US–China tariff disputes softened and global monetary policy shifted toward accommodation. China led gains, supported by targeted stimulus, stabilization in its property sector, and strong technology stock performance, while Taiwan and Korea also advanced on semiconductor and Artificial Intelligence demand. Latin America, notably Brazil, saw positive returns due to falling inflation and supportive rate cuts. China, Brazil and Mexico were the strongest contributors to the Fund's performance, while Taiwan, Indonesia and India were the weakest contributors.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	EDIV	MSCI All Country World ex USA Index	S&P Emerging Markets Dividend Opportunities Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,619	$10,744	$10,629
11/30/15	$10,060	$10,523	$10,072
12/31/15	$9,624	$10,324	$9,642
01/31/16	$9,223	$9,622	$9,291
02/29/16	$9,466	$9,512	$9,547
03/31/16	$10,805	$10,286	$10,904
04/30/16	$10,893	$10,556	$11,006
05/31/16	$10,157	$10,378	$10,262
06/30/16	$10,951	$10,219	$11,069
07/31/16	$11,645	$10,725	$11,792
08/31/16	$11,410	$10,793	$11,557
09/30/16	$11,470	$10,926	$11,628
10/31/16	$11,692	$10,769	$11,855
11/30/16	$10,937	$10,519	$11,093
12/31/16	$11,235	$10,789	$11,402
01/31/17	$11,890	$11,171	$12,072
02/28/17	$12,259	$11,349	$12,548
03/31/17	$12,331	$11,637	$12,651
04/30/17	$12,463	$11,886	$12,789
05/31/17	$12,550	$12,271	$12,893
06/30/17	$12,713	$12,309	$13,054
07/31/17	$13,220	$12,763	$13,585
08/31/17	$13,465	$12,830	$13,911
09/30/17	$13,129	$13,068	$13,551
10/31/17	$13,141	$13,314	$13,565
11/30/17	$13,371	$13,422	$13,808
12/31/17	$14,378	$13,722	$14,860
01/31/18	$15,511	$14,486	$16,034
02/28/18	$15,515	$13,803	$16,026
03/31/18	$15,295	$13,560	$15,835
04/30/18	$15,034	$13,776	$15,543
05/31/18	$14,383	$13,458	$14,904
06/30/18	$13,520	$13,205	$14,014
07/31/18	$14,186	$13,521	$14,735
08/31/18	$13,575	$13,238	$14,188
09/30/18	$13,819	$13,298	$14,438
10/31/18	$12,892	$12,217	$13,487
11/30/18	$13,607	$12,332	$14,237
12/31/18	$13,452	$11,774	$14,077
01/31/19	$14,542	$12,664	$15,252
02/28/19	$14,349	$12,911	$15,060
03/31/19	$14,278	$12,988	$14,986
04/30/19	$14,448	$13,331	$15,185
05/31/19	$14,108	$12,616	$14,816
06/30/19	$14,886	$13,375	$15,640
07/31/19	$14,704	$13,214	$15,463
08/31/19	$13,788	$12,805	$14,556
09/30/19	$13,970	$13,135	$14,743
10/31/19	$14,394	$13,593	$15,208
11/30/19	$14,221	$13,713	$15,029
12/31/19	$14,984	$14,307	$15,844
01/31/20	$13,940	$13,923	$14,744
02/29/20	$12,965	$12,822	$13,721
03/31/20	$10,526	$10,966	$11,134
04/30/20	$11,617	$11,797	$12,300
05/31/20	$11,514	$12,183	$12,195
06/30/20	$11,831	$12,733	$12,535
07/31/20	$12,191	$13,301	$12,925
08/31/20	$12,055	$13,870	$12,851
09/30/20	$11,776	$13,529	$12,549
10/31/20	$11,672	$13,238	$12,445
11/30/20	$12,912	$15,019	$13,769
12/31/20	$13,616	$15,831	$14,524
01/31/21	$13,501	$15,865	$14,409
02/28/21	$14,087	$16,179	$15,056
03/31/21	$14,614	$16,384	$15,626
04/30/21	$14,856	$16,866	$15,891
05/31/21	$15,102	$17,394	$16,236
06/30/21	$14,848	$17,281	$15,894
07/31/21	$14,453	$16,996	$15,482
08/31/21	$15,120	$17,319	$16,237
09/30/21	$14,951	$16,765	$16,070
10/31/21	$14,879	$17,165	$15,998
11/30/21	$14,494	$16,392	$15,592
12/31/21	$15,096	$17,070	$16,243
01/31/22	$15,511	$16,441	$16,699
02/28/22	$14,829	$16,115	$16,173
03/31/22	$14,878	$16,141	$16,046
04/30/22	$14,333	$15,127	$15,465
05/31/22	$14,096	$15,236	$15,314
06/30/22	$13,250	$13,925	$14,404
07/31/22	$13,203	$14,402	$13,898
08/31/22	$13,030	$13,939	$13,891
09/30/22	$11,832	$12,546	$12,597
10/31/22	$11,524	$12,920	$12,261
11/30/22	$12,781	$14,446	$13,778
12/31/22	$12,766	$14,338	$13,770
01/31/23	$13,600	$15,500	$14,681
02/28/23	$13,312	$14,956	$14,394
03/31/23	$13,957	$15,322	$15,105
04/30/23	$14,203	$15,588	$15,384
05/31/23	$14,440	$15,021	$15,666
06/30/23	$15,301	$15,695	$16,609
07/31/23	$16,887	$16,334	$18,319
08/31/23	$16,301	$15,596	$17,635
09/30/23	$16,478	$15,103	$17,841
10/31/23	$15,918	$14,480	$17,244
11/30/23	$17,208	$15,784	$18,679
12/31/23	$17,996	$16,577	$19,585
01/31/24	$17,842	$16,412	$19,458
02/29/24	$18,361	$16,827	$20,063
03/31/24	$18,604	$17,353	$20,340
04/30/24	$18,856	$17,042	$20,632
05/31/24	$19,383	$17,536	$21,231
06/30/24	$19,966	$17,520	$21,901
07/31/24	$19,895	$17,925	$21,820
08/31/24	$20,679	$18,436	$22,814
09/30/24	$21,626	$18,932	$23,967
10/31/24	$20,648	$18,003	$22,889
11/30/24	$20,141	$17,840	$22,338
12/31/24	$20,369	$17,494	$22,588
01/31/25	$20,311	$18,199	$22,624
02/28/25	$20,521	$18,451	$22,782
03/31/25	$20,618	$18,409	$22,900
04/30/25	$21,081	$19,074	$23,417
05/31/25	$21,964	$19,948	$24,410
06/30/25	$22,369	$20,625	$24,847
07/31/25	$22,476	$20,566	$24,973
08/31/25	$22,735	$21,279	$25,326
09/30/25	$23,224	$22,046	$25,858

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
EDIV	7.39%	14.55%	8.79%
MSCI All Country World ex USA Index	16.45%	10.26%	8.23%
S&P Emerging Markets Dividend Opportunities Index	7.89%	15.56%	9.97%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$890,905,125
  Number of Portfolio Holdings114
  Portfolio Turnover Rate90%
  Total Advisory Fees Paid$3,233,930

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
Taiwan	23.3%
Thailand	13.1%
Malaysia	11.0%
South Africa	10.4%
Brazil	9.3%
China	7.7%
Saudi Arabia	5.0%
Mexico	4.4%
United Arab Emirates	2.6%
Kuwait	2.2%

Top Ten Holdings

Holdings	%
PTT PCL	4.0%
Ambev SA	3.7%
Banco do Brasil SA	3.4%
Saudi Telecom Co.	3.0%
Arca Continental SAB de CV	2.4%
Advanced Info Service PCL	2.3%
Nedbank Group Ltd.	2.3%
Chunghwa Telecom Co. Ltd.	2.2%
Tenaga Nasional Bhd.	2.2%
Standard Bank Group Ltd.	2.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs.

TSR AR EDIV

SPDR® S&P Emerging Markets ex-China ETF

XCNY

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the SPDR® S&P Emerging Markets ex-China ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® S&P Emerging Markets ex-China ETF	$20	0.19%

How did the Fund perform last year and what affected its performance?

Emerging markets ex-China equities delivered resilient performance over the period, navigating persistent global volatility, shifting trade policies, and elevated inflation. After a challenging Q4 2024, U.S. tariff threats began to ease and domestic demand became more robust in select regions. The second quarter of 2025 saw gains, driven by technology sector strength and improving investor sentiment as trade tensions softened. During the third quarter, Emerging Markets ("EM") equities were buoyed by policy easing, stable earnings, and renewed optimism in technology and consumer sectors. Overall, EM ex-China equities benefited from accommodative monetary policy, a softer U.S. dollar, and sectoral rotation, though regional divergences persisted as global uncertainties remained.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XCNY	MSCI All Country World ex USA Index	S&P Emerging Ex-China BMI Index
09/05/24	$10,000	$10,000	$10,000
09/30/24	$10,369	$10,510	$10,393
10/31/24	$10,000	$9,995	$10,047
11/30/24	$9,771	$9,904	$9,804
12/31/24	$9,698	$9,712	$9,755
01/31/25	$9,665	$10,103	$9,781
02/28/25	$9,307	$10,243	$9,342
03/31/25	$9,343	$10,220	$9,353
04/30/25	$9,643	$10,589	$9,660
05/31/25	$10,098	$11,074	$10,149
06/30/25	$10,577	$11,450	$10,648
07/31/25	$10,569	$11,417	$10,649
08/31/25	$10,633	$11,813	$10,732
09/30/25	$11,083	$12,245	$11,172

Average Annual Total Returns (%)

Name	1 Year	Since Inception 09/05/24
XCNY	6.89%	10.07%
MSCI All Country World ex USA Index	16.45%	20.81%
S&P Emerging Ex-China BMI Index	7.50%	10.90%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$5,423,203
  Number of Portfolio Holdings1,239
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$7,430

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
Taiwan	31.6%
India	27.7%
Brazil	6.5%
South Africa	5.1%
Saudi Arabia	4.9%
Mexico	3.3%
Malaysia	2.6%
United Arab Emirates	2.4%
Indonesia	2.3%
Thailand	2.2%

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	14.2%
HDFC Bank Ltd.	1.6%
Reliance Industries Ltd.	1.4%
Hon Hai Precision Industry Co. Ltd.	1.2%
ICICI Bank Ltd.	1.1%
Delta Electronics, Inc.	1.0%
Naspers Ltd., Class N	0.9%
MediaTek, Inc.	0.8%
Infosys Ltd.	0.8%
Al Rajhi Bank	0.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs.

TSR AR XCNY

SPDR® S&P Emerging Markets Small Cap ETF

EWX

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the SPDR® S&P Emerging Markets Small Cap ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® S&P Emerging Markets Small Cap ETF	$68	0.65%

How did the Fund perform last year and what affected its performance?

Emerging market equities outperformed developed markets over the reporting period, supported by stronger economic growth, monetary easing by some emerging market central banks, and a weaker U.S. dollar. Within emerging markets, small-cap equities were buoyed by robust performance in China, where stocks surged on the back of targeted stimulus measures, stabilization in the property sector, and strong gains in technology. In contrast, India lagged due to elevated valuations and cautious foreign investor flows.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	EWX	MSCI All Country World ex USA Index	S&P Emerging Markets Under USD 2 Billion Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,757	$10,744	$10,751
11/30/15	$10,493	$10,523	$10,463
12/31/15	$10,485	$10,324	$10,467
01/31/16	$9,620	$9,622	$9,599
02/29/16	$9,838	$9,512	$9,787
03/31/16	$10,817	$10,286	$10,754
04/30/16	$10,954	$10,556	$10,916
05/31/16	$10,532	$10,378	$10,540
06/30/16	$10,924	$10,219	$10,909
07/31/16	$11,478	$10,725	$11,476
08/31/16	$11,748	$10,793	$11,691
09/30/16	$11,867	$10,926	$11,762
10/31/16	$11,943	$10,769	$11,814
11/30/16	$11,416	$10,519	$11,289
12/31/16	$11,393	$10,789	$11,289
01/31/17	$11,982	$11,171	$11,849
02/28/17	$12,587	$11,349	$12,420
03/31/17	$12,875	$11,637	$12,707
04/30/17	$13,046	$11,886	$12,880
05/31/17	$13,031	$12,271	$12,888
06/30/17	$13,233	$12,309	$13,079
07/31/17	$13,735	$12,763	$13,584
08/31/17	$14,103	$12,830	$13,947
09/30/17	$14,059	$13,068	$13,947
10/31/17	$14,451	$13,314	$14,378
11/30/17	$14,510	$13,422	$14,450
12/31/17	$15,036	$13,722	$14,950
01/31/18	$15,863	$14,486	$15,682
02/28/18	$15,309	$13,803	$15,158
03/31/18	$15,039	$13,560	$14,919
04/30/18	$14,911	$13,776	$14,735
05/31/18	$14,758	$13,458	$14,572
06/30/18	$13,929	$13,205	$13,766
07/31/18	$14,073	$13,521	$13,903
08/31/18	$13,704	$13,238	$13,511
09/30/18	$13,146	$13,298	$12,951
10/31/18	$12,058	$12,217	$11,838
11/30/18	$12,597	$12,332	$12,372
12/31/18	$12,257	$11,774	$12,076
01/31/19	$13,083	$12,664	$12,864
02/28/19	$13,302	$12,911	$13,129
03/31/19	$13,394	$12,988	$13,218
04/30/19	$13,513	$13,331	$13,325
05/31/19	$12,926	$12,616	$12,755
06/30/19	$13,503	$13,375	$13,335
07/31/19	$13,614	$13,214	$13,431
08/31/19	$13,053	$12,805	$12,871
09/30/19	$13,137	$13,135	$12,941
10/31/19	$13,548	$13,593	$13,333
11/30/19	$13,446	$13,713	$13,240
12/31/19	$14,187	$14,307	$13,975
01/31/20	$13,599	$13,923	$13,518
02/29/20	$12,836	$12,822	$12,700
03/31/20	$10,117	$10,966	$9,992
04/30/20	$11,465	$11,797	$11,326
05/31/20	$11,659	$12,183	$11,594
06/30/20	$12,730	$12,733	$12,611
07/31/20	$13,698	$13,301	$13,547
08/31/20	$14,128	$13,870	$14,029
09/30/20	$13,760	$13,529	$13,678
10/31/20	$13,694	$13,238	$13,615
11/30/20	$15,408	$15,019	$15,362
12/31/20	$16,381	$15,831	$16,343
01/31/21	$16,256	$15,865	$16,274
02/28/21	$17,259	$16,179	$17,305
03/31/21	$17,439	$16,384	$17,476
04/30/21	$18,559	$16,866	$18,579
05/31/21	$18,710	$17,394	$18,892
06/30/21	$19,418	$17,281	$19,535
07/31/21	$19,038	$16,996	$19,213
08/31/21	$19,321	$17,319	$19,531
09/30/21	$18,781	$16,765	$18,894
10/31/21	$18,829	$17,165	$18,993
11/30/21	$18,543	$16,392	$18,702
12/31/21	$19,137	$17,070	$19,340
01/31/22	$18,494	$16,441	$18,689
02/28/22	$18,147	$16,115	$18,283
03/31/22	$18,497	$16,141	$18,597
04/30/22	$17,423	$15,127	$17,521
05/31/22	$17,278	$15,236	$17,327
06/30/22	$15,857	$13,925	$15,908
07/31/22	$16,123	$14,402	$16,196
08/31/22	$16,534	$13,939	$16,684
09/30/22	$14,963	$12,546	$15,101
10/31/22	$14,849	$12,920	$14,985
11/30/22	$16,356	$14,446	$16,521
12/31/22	$16,356	$14,338	$16,507
01/31/23	$17,299	$15,500	$17,448
02/28/23	$16,853	$14,956	$17,011
03/31/23	$16,852	$15,322	$16,999
04/30/23	$17,005	$15,588	$17,171
05/31/23	$16,993	$15,021	$17,195
06/30/23	$17,653	$15,695	$17,890
07/31/23	$18,625	$16,334	$18,878
08/31/23	$18,266	$15,596	$18,542
09/30/23	$18,031	$15,103	$18,332
10/31/23	$17,394	$14,480	$17,680
11/30/23	$18,747	$15,784	$19,106
12/31/23	$19,231	$16,577	$19,671
01/31/24	$18,580	$16,412	$19,071
02/29/24	$19,225	$16,827	$19,718
03/31/24	$19,111	$17,353	$19,501
04/30/24	$19,559	$17,042	$20,012
05/31/24	$19,662	$17,536	$20,130
06/30/24	$20,018	$17,520	$20,527
07/31/24	$20,040	$17,925	$20,602
08/31/24	$20,369	$18,436	$21,006
09/30/24	$21,748	$18,932	$22,510
10/31/24	$21,229	$18,003	$21,891
11/30/24	$21,019	$17,840	$21,685
12/31/24	$20,705	$17,494	$21,361
01/31/25	$20,136	$18,199	$20,815
02/28/25	$20,240	$18,451	$20,751
03/31/25	$19,934	$18,409	$20,459
04/30/25	$19,894	$19,074	$20,429
05/31/25	$21,132	$19,948	$21,731
06/30/25	$22,063	$20,625	$22,686
07/31/25	$22,458	$20,566	$23,105
08/31/25	$23,698	$21,279	$24,346
09/30/25	$23,895	$22,046	$24,568

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
EWX	9.87%	11.67%	9.10%
MSCI All Country World ex USA Index	16.45%	10.26%	8.23%
S&P Emerging Markets Under USD 2 Billion Index	9.14%	12.43%	9.41%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$726,629,501
  Number of Portfolio Holdings3,336
  Portfolio Turnover Rate25%
  Total Advisory Fees Paid$4,551,607

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
Taiwan	25.3%
China	21.9%
India	19.3%
Saudi Arabia	4.4%
Malaysia	3.9%
South Africa	3.6%
Brazil	3.4%
Turkey	3.3%
Thailand	3.0%
Indonesia	2.1%

Top Ten Holdings

Holdings	%
Gulf Navigation Holding PJSC	0.2%
Pan African Resources PLC	0.2%
Qisda Corp.	0.2%
Advanced Echem Materials Co. Ltd.	0.2%
Redefine Properties Ltd. REIT	0.2%
Lingbao Gold Group Co. Ltd., Class H	0.2%
Inari Amertron Bhd.	0.2%
National Industries Group Holding SAK	0.2%
WinWay Technology Co. Ltd.	0.2%
Yulon Finance Corp.	0.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs.

TSR AR EWX

SPDR® S&P Global Dividend ETF

WDIV

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the SPDR® S&P Global Dividend ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® S&P Global Dividend ETF	$43	0.40%

How did the Fund perform last year and what affected its performance?

Throughout the reporting period, the index showed resilient performance amid market volatility. The Fund posted positive returns in ten of the twelve months. Benefiting from stable earnings and consistent dividend growth, the index outperformed broader benchmarks during periods of uncertainty. Defensive sectors like consumer staples and healthcare contributed positively, while industrials and financials faced headwinds from interest rate fluctuations and global economic softness. Overall, the index delivered modest gains, reinforcing its reputation as an option for income-focused investors seeking long-term stability.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	WDIV	MSCI ACWI IMI Index	S&P Global Dividend Aristocrats Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,540	$10,757	$10,542
11/30/15	$10,220	$10,690	$10,219
12/31/15	$9,850	$10,491	$9,844
01/31/16	$9,624	$9,833	$9,613
02/29/16	$9,638	$9,782	$9,630
03/31/16	$10,618	$10,522	$10,609
04/30/16	$10,898	$10,688	$10,876
05/31/16	$10,641	$10,710	$10,612
06/30/16	$10,821	$10,633	$10,792
07/31/16	$11,352	$11,107	$11,328
08/31/16	$11,133	$11,144	$11,108
09/30/16	$11,316	$11,225	$11,289
10/31/16	$10,993	$11,008	$10,966
11/30/16	$10,808	$11,128	$10,778
12/31/16	$11,173	$11,368	$11,144
01/31/17	$11,377	$11,676	$11,352
02/28/17	$11,595	$11,997	$11,581
03/31/17	$11,684	$12,139	$11,674
04/30/17	$11,894	$12,335	$11,875
05/31/17	$12,139	$12,581	$12,117
06/30/17	$12,148	$12,655	$12,122
07/31/17	$12,436	$13,002	$12,412
08/31/17	$12,420	$13,048	$12,400
09/30/17	$12,541	$13,328	$12,516
10/31/17	$12,565	$13,597	$12,541
11/30/17	$12,958	$13,864	$12,930
12/31/17	$13,275	$14,090	$13,246
01/31/18	$13,653	$14,850	$13,623
02/28/18	$12,933	$14,230	$12,887
03/31/18	$12,895	$13,964	$12,857
04/30/18	$13,108	$14,095	$13,061
05/31/18	$12,829	$14,150	$12,774
06/30/18	$12,883	$14,065	$12,821
07/31/18	$13,263	$14,455	$13,200
08/31/18	$13,039	$14,588	$12,974
09/30/18	$13,072	$14,611	$13,001
10/31/18	$12,379	$13,468	$12,308
11/30/18	$12,693	$13,658	$12,620
12/31/18	$12,100	$12,670	$12,026
01/31/19	$12,899	$13,701	$12,829
02/28/19	$13,064	$14,082	$12,999
03/31/19	$13,053	$14,228	$12,982
04/30/19	$13,332	$14,698	$13,256
05/31/19	$12,739	$13,818	$12,657
06/30/19	$13,464	$14,707	$13,374
07/31/19	$13,286	$14,751	$13,197
08/31/19	$12,936	$14,379	$12,847
09/30/19	$13,593	$14,681	$13,500
10/31/19	$13,983	$15,085	$13,873
11/30/19	$13,980	$15,461	$13,867
12/31/19	$14,572	$16,009	$14,457
01/31/20	$14,329	$15,797	$14,215
02/29/20	$13,043	$14,504	$12,945
03/31/20	$9,967	$12,417	$9,869
04/30/20	$10,774	$13,784	$10,669
05/31/20	$10,751	$14,418	$10,644
06/30/20	$11,014	$14,879	$10,901
07/31/20	$11,129	$15,652	$11,011
08/31/20	$11,755	$16,600	$11,630
09/30/20	$11,253	$16,085	$11,118
10/31/20	$11,030	$15,737	$10,896
11/30/20	$12,668	$17,729	$12,520
12/31/20	$13,149	$18,611	$13,005
01/31/21	$13,167	$18,578	$13,024
02/28/21	$13,657	$19,072	$13,509
03/31/21	$14,358	$19,566	$14,198
04/30/21	$14,785	$20,416	$14,616
05/31/21	$15,320	$20,720	$15,113
06/30/21	$15,004	$20,970	$14,829
07/31/21	$14,912	$21,076	$14,735
08/31/21	$14,975	$21,598	$14,799
09/30/21	$14,671	$20,737	$14,489
10/31/21	$14,880	$21,746	$14,695
11/30/21	$14,291	$21,162	$14,111
12/31/21	$15,031	$22,002	$14,849
01/31/22	$15,160	$20,860	$14,978
02/28/22	$15,064	$20,383	$14,881
03/31/22	$15,390	$20,799	$15,197
04/30/22	$14,765	$19,147	$14,571
05/31/22	$15,163	$19,158	$14,957
06/30/22	$14,209	$17,505	$14,014
07/31/22	$14,362	$18,756	$14,165
08/31/22	$13,841	$18,090	$13,646
09/30/22	$12,515	$16,344	$12,326
10/31/22	$12,804	$17,350	$12,611
11/30/22	$13,909	$18,670	$13,704
12/31/22	$13,931	$17,953	$13,737
01/31/23	$14,665	$19,275	$14,456
02/28/23	$14,109	$18,740	$13,909
03/31/23	$14,072	$19,200	$13,860
04/30/23	$14,330	$19,445	$14,105
05/31/23	$13,522	$19,210	$13,297
06/30/23	$13,971	$20,331	$13,720
07/31/23	$14,519	$21,108	$14,259
08/31/23	$14,077	$20,502	$13,825
09/30/23	$13,500	$19,639	$13,251
10/31/23	$13,027	$18,985	$12,788
11/30/23	$14,178	$20,740	$13,912
12/31/23	$15,113	$21,827	$14,834
01/31/24	$14,804	$21,877	$14,536
02/29/24	$14,689	$22,791	$14,422
03/31/24	$15,061	$23,512	$14,798
04/30/24	$14,794	$22,714	$14,510
05/31/24	$15,335	$23,634	$15,030
06/30/24	$15,152	$24,071	$14,842
07/31/24	$16,084	$24,567	$15,766
08/31/24	$16,822	$25,140	$16,479
09/30/24	$17,283	$25,719	$16,927
10/31/24	$16,851	$25,123	$16,510
11/30/24	$17,065	$26,103	$16,715
12/31/24	$16,233	$25,401	$15,895
01/31/25	$16,303	$26,233	$15,963
02/28/25	$16,706	$26,002	$16,368
03/31/25	$17,078	$24,993	$16,731
04/30/25	$17,629	$25,227	$17,261
05/31/25	$18,198	$26,687	$17,795
06/30/25	$18,788	$27,896	$18,372
07/31/25	$18,879	$28,268	$18,464
08/31/25	$19,550	$29,037	$19,109
09/30/25	$19,626	$30,037	$19,171

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
WDIV	13.56%	11.77%	6.98%
MSCI ACWI IMI Index	16.79%	13.30%	11.63%
S&P Global Dividend Aristocrats Index	13.25%	11.51%	6.72%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$224,972,874
  Number of Portfolio Holdings98
  Portfolio Turnover Rate52%
  Total Advisory Fees Paid$815,317

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
Canada	19.7%
United States	19.3%
Japan	10.4%
China	8.0%
Switzerland	6.6%
Hong Kong	6.0%
Italy	5.5%
United Kingdom	4.4%
South Korea	3.7%
Finland	2.4%

Top Ten Holdings

Holdings	%
APA Group	2.0%
Altria Group, Inc.	1.8%
LG Uplus Corp.	1.8%
EDP SA	1.7%
Sino Land Co. Ltd.	1.7%
Henderson Land Development Co. Ltd.	1.7%
Bouygues SA	1.7%
TELUS Corp.	1.7%
Enel SpA	1.5%
CVS Health Corp.	1.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs.

TSR AR WDIV

SPDR® S&P Global Infrastructure ETF

GII

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the SPDR® S&P Global Infrastructure ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® S&P Global Infrastructure ETF	$43	0.40%

How did the Fund perform last year and what affected its performance?

Several macroeconomic tailwinds supported infrastructure performance. Global infrastructure spending surged, with countries like Germany committing over €500 billion to decarbonization, rail, and housing projects—benefiting utilities and transportation firms. Infrastructure assets showed resilience to inflation, as essential services allowed providers to pass on rising costs, supporting stable revenue. Regulatory support and long-term policy goals, including carbon neutrality and energy transition mandates, encouraged investment in clean infrastructure. Additionally, market volatility and geopolitical uncertainty increased demand for infrastructure ETFs, which offered diversification, low correlation to broader equities, and consistent cash flows—making them attractive to risk-conscious investors.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	GII	MSCI ACWI IMI Index	S&P Global Infrastructure Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,475	$10,757	$10,477
11/30/15	$10,025	$10,690	$10,024
12/31/15	$9,758	$10,491	$9,756
01/31/16	$9,680	$9,833	$9,679
02/29/16	$9,775	$9,782	$9,765
03/31/16	$10,594	$10,522	$10,585
04/30/16	$10,835	$10,688	$10,826
05/31/16	$10,776	$10,710	$10,761
06/30/16	$11,089	$10,633	$11,077
07/31/16	$11,394	$11,107	$11,382
08/31/16	$11,189	$11,144	$11,165
09/30/16	$11,385	$11,225	$11,359
10/31/16	$11,057	$11,008	$11,036
11/30/16	$10,606	$11,128	$10,578
12/31/16	$10,895	$11,368	$10,873
01/31/17	$11,041	$11,676	$11,017
02/28/17	$11,371	$11,997	$11,338
03/31/17	$11,751	$12,139	$11,717
04/30/17	$11,947	$12,335	$11,911
05/31/17	$12,440	$12,581	$12,396
06/30/17	$12,416	$12,655	$12,376
07/31/17	$12,823	$13,002	$12,783
08/31/17	$13,030	$13,048	$12,980
09/30/17	$12,791	$13,328	$12,741
10/31/17	$12,905	$13,597	$12,859
11/30/17	$13,132	$13,864	$13,072
12/31/17	$13,005	$14,090	$12,947
01/31/18	$13,152	$14,850	$13,092
02/28/18	$12,276	$14,230	$12,207
03/31/18	$12,281	$13,964	$12,209
04/30/18	$12,579	$14,095	$12,505
05/31/18	$12,341	$14,150	$12,258
06/30/18	$12,567	$14,065	$12,483
07/31/18	$12,787	$14,455	$12,702
08/31/18	$12,479	$14,588	$12,385
09/30/18	$12,353	$14,611	$12,259
10/31/18	$11,862	$13,468	$11,771
11/30/18	$12,083	$13,658	$11,986
12/31/18	$11,699	$12,670	$11,604
01/31/19	$12,714	$13,701	$12,612
02/28/19	$13,015	$14,082	$12,900
03/31/19	$13,328	$14,228	$13,209
04/30/19	$13,482	$14,698	$13,363
05/31/19	$13,289	$13,818	$13,159
06/30/19	$13,987	$14,707	$13,861
07/31/19	$13,705	$14,751	$13,581
08/31/19	$13,760	$14,379	$13,622
09/30/19	$14,052	$14,681	$13,910
10/31/19	$14,260	$15,085	$14,119
11/30/19	$14,144	$15,461	$13,998
12/31/19	$14,734	$16,009	$14,592
01/31/20	$14,965	$15,797	$14,821
02/29/20	$13,544	$14,504	$13,397
03/31/20	$10,441	$12,417	$10,315
04/30/20	$11,417	$13,784	$11,285
05/31/20	$12,015	$14,418	$11,878
06/30/20	$11,847	$14,879	$11,720
07/31/20	$12,198	$15,652	$12,065
08/31/20	$12,397	$16,600	$12,256
09/30/20	$12,020	$16,085	$11,881
10/31/20	$11,887	$15,737	$11,748
11/30/20	$13,411	$17,729	$13,256
12/31/20	$13,805	$18,611	$13,644
01/31/21	$13,510	$18,578	$13,350
02/28/21	$13,609	$19,072	$13,444
03/31/21	$14,199	$19,566	$14,027
04/30/21	$14,694	$20,416	$14,519
05/31/21	$14,772	$20,720	$14,587
06/30/21	$14,502	$20,970	$14,325
07/31/21	$14,637	$21,076	$14,456
08/31/21	$14,897	$21,598	$14,709
09/30/21	$14,698	$20,737	$14,509
10/31/21	$15,221	$21,746	$15,030
11/30/21	$14,406	$21,162	$14,218
12/31/21	$15,342	$22,002	$15,150
01/31/22	$15,181	$20,860	$14,991
02/28/22	$15,554	$20,383	$15,357
03/31/22	$16,458	$20,799	$16,252
04/30/22	$15,912	$19,147	$15,714
05/31/22	$16,484	$19,158	$16,276
06/30/22	$15,204	$17,505	$15,008
07/31/22	$15,802	$18,756	$15,599
08/31/22	$15,563	$18,090	$15,353
09/30/22	$13,723	$16,344	$13,535
10/31/22	$14,407	$17,350	$14,214
11/30/22	$15,561	$18,670	$15,351
12/31/22	$15,208	$17,953	$15,001
01/31/23	$15,966	$19,275	$15,749
02/28/23	$15,432	$18,740	$15,210
03/31/23	$15,792	$19,200	$15,560
04/30/23	$16,201	$19,445	$15,960
05/31/23	$15,294	$19,210	$15,054
06/30/23	$15,733	$20,331	$15,495
07/31/23	$16,046	$21,108	$15,800
08/31/23	$15,297	$20,502	$15,049
09/30/23	$14,579	$19,639	$14,333
10/31/23	$14,135	$18,985	$13,897
11/30/23	$15,497	$20,740	$15,235
12/31/23	$16,137	$21,827	$15,868
01/31/24	$15,624	$21,877	$15,361
02/29/24	$15,623	$22,791	$15,350
03/31/24	$16,330	$23,512	$16,046
04/30/24	$16,235	$22,714	$15,955
05/31/24	$17,240	$23,634	$16,934
06/30/24	$16,729	$24,071	$16,420
07/31/24	$17,455	$24,567	$17,134
08/31/24	$18,264	$25,140	$17,915
09/30/24	$18,950	$25,719	$18,586
10/31/24	$18,699	$25,123	$18,346
11/30/24	$19,327	$26,103	$18,959
12/31/24	$18,447	$25,401	$18,098
01/31/25	$18,863	$26,233	$18,509
02/28/25	$18,891	$26,002	$18,520
03/31/25	$19,279	$24,993	$18,896
04/30/25	$19,983	$25,227	$19,582
05/31/25	$20,841	$26,687	$20,419
06/30/25	$21,230	$27,896	$20,795
07/31/25	$21,252	$28,268	$20,817
08/31/25	$21,669	$29,037	$21,212
09/30/25	$21,989	$30,037	$21,523

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
GII	16.03%	12.84%	8.20%
MSCI ACWI IMI Index	16.79%	13.30%	11.63%
S&P Global Infrastructure Index	15.80%	12.62%	7.97%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$622,481,861
  Number of Portfolio Holdings77
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid$2,079,937

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
United States	40.5%
Australia	8.6%
Spain	8.5%
Canada	8.4%
Mexico	7.0%
France	5.8%
China	4.5%
New Zealand	2.9%
Italy	2.7%
Switzerland	2.3%

Top Ten Holdings

Holdings	%
Aena SME SA	4.9%
Transurban Group	4.9%
NextEra Energy, Inc.	4.7%
Enbridge, Inc.	4.3%
Grupo Aeroportuario del Pacifico SAB de CV	3.6%
Iberdrola SA	3.6%
Southern Co.	3.1%
Williams Cos., Inc.	3.0%
Auckland International Airport Ltd.	2.9%
Duke Energy Corp.	2.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs.

TSR AR GII

SPDR® S&P Global Natural Resources ETF

GNR

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the SPDR® S&P Global Natural Resources ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® S&P Global Natural Resources ETF	$41	0.40%

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by strong demand and constrained supply for commodities and ongoing global interest in decarbonization and infrastructure investment despite persistent inflation worries and elevated interest rates. During the reporting period, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	GNR	MSCI ACWI IMI Index	S&P Global Natural Resources Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,983	$10,757	$10,982
11/30/15	$10,583	$10,690	$10,582
12/31/15	$10,044	$10,491	$10,045
01/31/16	$9,326	$9,833	$9,329
02/29/16	$9,989	$9,782	$9,991
03/31/16	$10,954	$10,522	$10,960
04/30/16	$12,166	$10,688	$12,174
05/31/16	$11,464	$10,710	$11,462
06/30/16	$11,703	$10,633	$11,702
07/31/16	$12,217	$11,107	$12,221
08/31/16	$12,127	$11,144	$12,133
09/30/16	$12,387	$11,225	$12,389
10/31/16	$12,395	$11,008	$12,398
11/30/16	$12,824	$11,128	$12,831
12/31/16	$13,191	$11,368	$13,204
01/31/17	$13,779	$11,676	$13,794
02/28/17	$13,585	$11,997	$13,596
03/31/17	$13,559	$12,139	$13,570
04/30/17	$13,490	$12,335	$13,494
05/31/17	$13,449	$12,581	$13,426
06/30/17	$13,445	$12,655	$13,422
07/31/17	$14,234	$13,002	$14,212
08/31/17	$14,413	$13,048	$14,405
09/30/17	$14,858	$13,328	$14,849
10/31/17	$15,177	$13,597	$15,171
11/30/17	$15,248	$13,864	$15,244
12/31/17	$16,105	$14,090	$16,107
01/31/18	$16,940	$14,850	$16,950
02/28/18	$16,070	$14,230	$16,080
03/31/18	$15,815	$13,964	$15,820
04/30/18	$16,586	$14,095	$16,602
05/31/18	$16,827	$14,150	$16,835
06/30/18	$16,640	$14,065	$16,652
07/31/18	$16,805	$14,455	$16,824
08/31/18	$16,260	$14,588	$16,274
09/30/18	$16,815	$14,611	$16,846
10/31/18	$15,290	$13,468	$15,313
11/30/18	$14,741	$13,658	$14,759
12/31/18	$13,985	$12,670	$14,000
01/31/19	$15,314	$13,701	$15,347
02/28/19	$15,540	$14,082	$15,565
03/31/19	$15,689	$14,228	$15,711
04/30/19	$15,696	$14,698	$15,707
05/31/19	$14,476	$13,818	$14,483
06/30/19	$15,855	$14,707	$15,882
07/31/19	$15,454	$14,751	$15,488
08/31/19	$14,461	$14,379	$14,480
09/30/19	$14,880	$14,681	$14,900
10/31/19	$15,137	$15,085	$15,163
11/30/19	$15,382	$15,461	$15,391
12/31/19	$16,274	$16,009	$16,298
01/31/20	$15,030	$15,797	$15,055
02/29/20	$13,348	$14,504	$13,351
03/31/20	$10,948	$12,417	$10,921
04/30/20	$12,445	$13,784	$12,423
05/31/20	$12,896	$14,418	$12,868
06/30/20	$13,135	$14,879	$13,124
07/31/20	$13,583	$15,652	$13,575
08/31/20	$14,111	$16,600	$14,103
09/30/20	$13,397	$16,085	$13,381
10/31/20	$12,950	$15,737	$12,937
11/30/20	$15,215	$17,729	$15,202
12/31/20	$16,299	$18,611	$16,290
01/31/21	$16,349	$18,578	$16,348
02/28/21	$17,806	$19,072	$17,805
03/31/21	$18,188	$19,566	$18,178
04/30/21	$18,928	$20,416	$18,927
05/31/21	$19,933	$20,720	$19,911
06/30/21	$19,469	$20,970	$19,471
07/31/21	$19,393	$21,076	$19,400
08/31/21	$19,106	$21,598	$19,112
09/30/21	$18,902	$20,737	$18,907
10/31/21	$19,810	$21,746	$19,812
11/30/21	$18,916	$21,162	$18,913
12/31/21	$20,251	$22,002	$20,264
01/31/22	$21,020	$20,860	$21,035
02/28/22	$21,987	$20,383	$22,001
03/31/22	$23,623	$20,799	$23,625
04/30/22	$22,573	$19,147	$22,591
05/31/22	$23,633	$19,158	$23,641
06/30/22	$19,918	$17,505	$19,913
07/31/22	$20,616	$18,756	$20,613
08/31/22	$20,737	$18,090	$20,737
09/30/22	$18,964	$16,344	$18,970
10/31/22	$20,898	$17,350	$20,880
11/30/22	$22,935	$18,670	$22,914
12/31/22	$22,217	$17,953	$22,208
01/31/23	$23,881	$19,275	$23,878
02/28/23	$22,553	$18,740	$22,560
03/31/23	$22,297	$19,200	$22,298
04/30/23	$22,251	$19,445	$22,242
05/31/23	$20,159	$19,210	$20,133
06/30/23	$21,439	$20,331	$21,433
07/31/23	$23,074	$21,108	$23,081
08/31/23	$22,295	$20,502	$22,287
09/30/23	$22,210	$19,639	$22,195
10/31/23	$21,119	$18,985	$21,080
11/30/23	$22,149	$20,740	$22,115
12/31/23	$22,976	$21,827	$22,958
01/31/24	$21,754	$21,877	$21,734
02/29/24	$21,668	$22,791	$21,636
03/31/24	$23,448	$23,512	$23,418
04/30/24	$23,423	$22,714	$23,398
05/31/24	$24,071	$23,634	$24,032
06/30/24	$23,024	$24,071	$22,967
07/31/24	$23,334	$24,567	$23,283
08/31/24	$23,356	$25,140	$23,247
09/30/24	$23,851	$25,719	$23,751
10/31/24	$22,789	$25,123	$22,685
11/30/24	$22,637	$26,103	$22,516
12/31/24	$21,054	$25,401	$20,925
01/31/25	$22,220	$26,233	$22,094
02/28/25	$22,176	$26,002	$22,048
03/31/25	$22,512	$24,993	$22,376
04/30/25	$21,825	$25,227	$21,692
05/31/25	$22,467	$26,687	$22,323
06/30/25	$23,249	$27,896	$23,106
07/31/25	$23,411	$28,268	$23,273
08/31/25	$24,937	$29,037	$24,790
09/30/25	$25,417	$30,037	$25,268

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
GNR	6.57%	13.66%	9.78%
MSCI ACWI IMI Index	16.79%	13.30%	11.63%
S&P Global Natural Resources Index	6.39%	13.56%	9.71%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$3,362,518,416
  Number of Portfolio Holdings104
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid$11,622,206

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
United States	39.7%
Canada	17.9%
Australia	9.7%
Brazil	6.0%
Finland	4.0%
France	3.0%
South Africa	2.8%
India	2.3%
China	2.2%
Japan	1.8%

Top Ten Holdings

Holdings	%
BHP Group Ltd.	4.9%
Nutrien Ltd.	4.9%
Shell PLC	4.7%
Exxon Mobil Corp.	4.6%
Newmont Corp.	3.3%
TotalEnergies SE	3.0%
Agnico Eagle Mines Ltd.	2.9%
Chevron Corp.	2.8%
UPM-Kymmene OYJ	2.7%
Reliance Industries Ltd.	2.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs.

TSR AR GNR

SPDR® S&P International Dividend ETF

DWX

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the SPDR® S&P International Dividend ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® S&P International Dividend ETF	$48	0.45%

How did the Fund perform last year and what affected its performance?

Over the past year, international dividend-paying equities navigated a dynamic global landscape marked by shifting monetary policies, geopolitical tensions, and evolving sector leadership. Currency movements, particularly a weaker U.S. dollar, provided a tailwind for U.S.-based investors in foreign markets. Defensive sectors, including utilities and consumer staples, saw renewed interest amid macroeconomic uncertainty. Rebalance events in January 2025 and July 2025 reflected strategic adjustments to constituent weights, driven by dividend sustainability and liquidity metrics. The index continued to reflect a diversified mix of high-yielding companies across developed and emerging markets, with a focus on sustainable income and regional balance.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	DWX	MSCI All Country World ex USA Index	S&P International Dividend Opportunities Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,651	$10,744	$10,656
11/30/15	$10,299	$10,523	$10,300
12/31/15	$10,058	$10,324	$10,065
01/31/16	$9,566	$9,622	$9,589
02/29/16	$9,498	$9,512	$9,544
03/31/16	$10,548	$10,286	$10,598
04/30/16	$10,974	$10,556	$11,024
05/31/16	$10,639	$10,378	$10,683
06/30/16	$10,636	$10,219	$10,690
07/31/16	$11,170	$10,725	$11,234
08/31/16	$11,071	$10,793	$11,135
09/30/16	$11,298	$10,926	$11,363
10/31/16	$11,245	$10,769	$11,311
11/30/16	$11,033	$10,519	$11,098
12/31/16	$11,431	$10,789	$11,508
01/31/17	$11,685	$11,171	$11,768
02/28/17	$11,812	$11,349	$11,950
03/31/17	$12,059	$11,637	$12,205
04/30/17	$12,227	$11,886	$12,370
05/31/17	$12,599	$12,271	$12,748
06/30/17	$12,562	$12,309	$12,710
07/31/17	$12,982	$12,763	$13,155
08/31/17	$13,091	$12,830	$13,299
09/30/17	$13,087	$13,068	$13,290
10/31/17	$13,112	$13,314	$13,319
11/30/17	$13,369	$13,422	$13,580
12/31/17	$13,539	$13,722	$13,762
01/31/18	$13,978	$14,486	$14,209
02/28/18	$13,321	$13,803	$13,539
03/31/18	$13,181	$13,560	$13,397
04/30/18	$13,298	$13,776	$13,507
05/31/18	$12,957	$13,458	$13,165
06/30/18	$12,925	$13,205	$13,142
07/31/18	$13,233	$13,521	$13,467
08/31/18	$12,951	$13,238	$13,212
09/30/18	$12,893	$13,298	$13,157
10/31/18	$12,131	$12,217	$12,382
11/30/18	$12,432	$12,332	$12,692
12/31/18	$12,023	$11,774	$12,281
01/31/19	$12,749	$12,664	$13,029
02/28/19	$13,016	$12,911	$13,302
03/31/19	$13,144	$12,988	$13,429
04/30/19	$13,401	$13,331	$13,688
05/31/19	$13,165	$12,616	$13,444
06/30/19	$13,838	$13,375	$14,137
07/31/19	$13,619	$13,214	$13,915
08/31/19	$13,493	$12,805	$13,802
09/30/19	$13,810	$13,135	$14,124
10/31/19	$14,191	$13,593	$14,519
11/30/19	$14,128	$13,713	$14,458
12/31/19	$14,453	$14,307	$14,798
01/31/20	$14,446	$13,923	$14,794
02/29/20	$13,284	$12,822	$13,598
03/31/20	$11,105	$10,966	$11,364
04/30/20	$11,709	$11,797	$11,979
05/31/20	$11,816	$12,183	$12,088
06/30/20	$12,173	$12,733	$12,450
07/31/20	$12,459	$13,301	$12,729
08/31/20	$12,887	$13,870	$13,186
09/30/20	$12,534	$13,529	$12,823
10/31/20	$12,086	$13,238	$12,361
11/30/20	$13,379	$15,019	$13,693
12/31/20	$13,772	$15,831	$14,103
01/31/21	$13,660	$15,865	$13,993
02/28/21	$13,679	$16,179	$14,012
03/31/21	$14,346	$16,384	$14,700
04/30/21	$14,774	$16,866	$15,137
05/31/21	$15,229	$17,394	$15,568
06/30/21	$15,025	$17,281	$15,394
07/31/21	$15,248	$16,996	$15,626
08/31/21	$15,367	$17,319	$15,768
09/30/21	$14,690	$16,765	$15,071
10/31/21	$15,018	$17,165	$15,416
11/30/21	$14,482	$16,392	$14,866
12/31/21	$15,187	$17,070	$15,584
01/31/22	$15,206	$16,441	$15,603
02/28/22	$15,122	$16,115	$15,531
03/31/22	$15,277	$16,141	$15,681
04/30/22	$14,672	$15,127	$15,055
05/31/22	$14,720	$15,236	$15,096
06/30/22	$13,594	$13,925	$13,940
07/31/22	$13,828	$14,402	$14,186
08/31/22	$13,161	$13,939	$13,502
09/30/22	$11,755	$12,546	$12,049
10/31/22	$12,008	$12,920	$12,309
11/30/22	$13,079	$14,446	$13,413
12/31/22	$13,253	$14,338	$13,595
01/31/23	$14,089	$15,500	$14,459
02/28/23	$13,795	$14,956	$14,165
03/31/23	$14,044	$15,322	$14,413
04/30/23	$14,570	$15,588	$14,949
05/31/23	$13,969	$15,021	$14,319
06/30/23	$14,346	$15,695	$14,701
07/31/23	$14,860	$16,334	$15,233
08/31/23	$14,368	$15,596	$14,776
09/30/23	$13,939	$15,103	$14,330
10/31/23	$13,633	$14,480	$14,019
11/30/23	$14,577	$15,784	$14,996
12/31/23	$15,177	$16,577	$15,635
01/31/24	$15,072	$16,412	$15,530
02/29/24	$14,758	$16,827	$15,202
03/31/24	$15,075	$17,353	$15,554
04/30/24	$14,715	$17,042	$15,131
05/31/24	$15,134	$17,536	$15,571
06/30/24	$14,979	$17,520	$15,420
07/31/24	$15,908	$17,925	$16,386
08/31/24	$16,700	$18,436	$17,221
09/30/24	$16,998	$18,932	$17,527
10/31/24	$16,127	$18,003	$16,634
11/30/24	$16,226	$17,840	$16,740
12/31/24	$15,569	$17,494	$16,063
01/31/25	$15,928	$18,199	$16,457
02/28/25	$16,403	$18,451	$16,935
03/31/25	$17,060	$18,409	$17,607
04/30/25	$18,304	$19,074	$18,895
05/31/25	$18,685	$19,948	$19,278
06/30/25	$19,102	$20,625	$19,710
07/31/25	$18,766	$20,566	$19,370
08/31/25	$19,522	$21,279	$20,189
09/30/25	$19,563	$22,046	$20,227

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
DWX	15.09%	9.31%	6.94%
MSCI All Country World ex USA Index	16.45%	10.26%	8.23%
S&P International Dividend Opportunities Index	15.41%	9.54%	7.30%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$484,969,449
  Number of Portfolio Holdings102
  Portfolio Turnover Rate70%
  Total Advisory Fees Paid$1,961,284

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
Japan	26.1%
France	9.2%
United Kingdom	9.1%
Australia	7.2%
Canada	6.9%
Singapore	4.7%
Switzerland	4.2%
South Africa	3.7%
United States	3.5%
Taiwan	3.5%

Top Ten Holdings

Holdings	%
CapitaLand Ascendas REIT	2.0%
ANZ Group Holdings Ltd.	1.7%
Land Securities Group PLC REIT	1.7%
Orange SA	1.7%
TotalEnergies SE	1.7%
Nedbank Group Ltd.	1.7%
Pembina Pipeline Corp.	1.6%
Skandinaviska Enskilda Banken AB, Class A	1.6%
Snam SpA	1.5%
Evonik Industries AG	1.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs.

TSR AR DWX

SPDR® S&P International Small Cap ETF

GWX

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the SPDR® S&P International Small Cap ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® S&P International Small Cap ETF	$44	0.40%

How did the Fund perform last year and what affected its performance?

International small-cap stocks had a strong year overall, with the index gaining 21% through September 2025, matching large-cap peers outside the U.S. While quarterly returns were moderate, the segment benefited from global rate cuts, improving trade conditions, and sector-specific tailwinds. Returns were broadly positive across non-U.S. markets, with small caps benefiting from easing trade tensions, accommodative monetary policy, and improving sentiment in developed and emerging economies. However, quarterly gains were modest compared to the strong rebound seen in U.S. small caps during the same period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	GWX	MSCI All Country World ex USA Index	S&P Developed ex-U.S. Under USD 2 Billion Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,566	$10,744	$10,564
11/30/15	$10,522	$10,523	$10,509
12/31/15	$10,536	$10,324	$10,508
01/31/16	$9,761	$9,622	$9,735
02/29/16	$9,774	$9,512	$9,755
03/31/16	$10,658	$10,286	$10,639
04/30/16	$11,116	$10,556	$11,082
05/31/16	$11,048	$10,378	$10,973
06/30/16	$10,796	$10,219	$10,731
07/31/16	$11,458	$10,725	$11,358
08/31/16	$11,317	$10,793	$11,186
09/30/16	$11,618	$10,926	$11,510
10/31/16	$11,303	$10,769	$11,196
11/30/16	$11,049	$10,519	$10,932
12/31/16	$11,295	$10,789	$11,188
01/31/17	$11,710	$11,171	$11,593
02/28/17	$12,013	$11,349	$11,858
03/31/17	$12,164	$11,637	$11,993
04/30/17	$12,400	$11,886	$12,218
05/31/17	$12,751	$12,271	$12,605
06/30/17	$12,870	$12,309	$12,748
07/31/17	$13,258	$12,763	$13,146
08/31/17	$13,277	$12,830	$13,219
09/30/17	$13,512	$13,068	$13,461
10/31/17	$13,772	$13,314	$13,718
11/30/17	$14,070	$13,422	$14,038
12/31/17	$14,473	$13,722	$14,455
01/31/18	$15,144	$14,486	$15,148
02/28/18	$14,555	$13,803	$14,558
03/31/18	$14,307	$13,560	$14,345
04/30/18	$14,559	$13,776	$14,533
05/31/18	$14,553	$13,458	$14,510
06/30/18	$14,071	$13,205	$14,007
07/31/18	$14,035	$13,521	$13,933
08/31/18	$14,080	$13,238	$13,964
09/30/18	$14,056	$13,298	$13,985
10/31/18	$12,511	$12,217	$12,471
11/30/18	$12,601	$12,332	$12,565
12/31/18	$11,699	$11,774	$11,655
01/31/19	$12,544	$12,664	$12,503
02/28/19	$12,818	$12,911	$12,763
03/31/19	$12,693	$12,988	$12,641
04/30/19	$12,938	$13,331	$12,863
05/31/19	$12,253	$12,616	$12,203
06/30/19	$12,728	$13,375	$12,654
07/31/19	$12,586	$13,214	$12,507
08/31/19	$12,182	$12,805	$12,114
09/30/19	$12,470	$13,135	$12,400
10/31/19	$13,051	$13,593	$12,972
11/30/19	$13,246	$13,713	$13,160
12/31/19	$13,868	$14,307	$13,819
01/31/20	$13,250	$13,923	$13,209
02/29/20	$11,813	$12,822	$11,756
03/31/20	$9,934	$10,966	$9,823
04/30/20	$11,054	$11,797	$10,971
05/31/20	$11,799	$12,183	$11,713
06/30/20	$11,998	$12,733	$11,915
07/31/20	$12,481	$13,301	$12,393
08/31/20	$13,355	$13,870	$13,307
09/30/20	$13,307	$13,529	$13,255
10/31/20	$12,933	$13,238	$12,879
11/30/20	$14,679	$15,019	$14,664
12/31/20	$15,702	$15,831	$15,681
01/31/21	$15,572	$15,865	$15,574
02/28/21	$16,056	$16,179	$16,089
03/31/21	$16,485	$16,384	$16,476
04/30/21	$17,083	$16,866	$17,103
05/31/21	$17,398	$17,394	$17,479
06/30/21	$17,303	$17,281	$17,377
07/31/21	$17,301	$16,996	$17,371
08/31/21	$17,706	$17,319	$17,793
09/30/21	$17,288	$16,765	$17,359
10/31/21	$17,484	$17,165	$17,511
11/30/21	$16,451	$16,392	$16,425
12/31/21	$17,149	$17,070	$17,138
01/31/22	$15,808	$16,441	$15,777
02/28/22	$15,983	$16,115	$15,893
03/31/22	$16,103	$16,141	$16,035
04/30/22	$14,946	$15,127	$14,878
05/31/22	$14,929	$15,236	$14,810
06/30/22	$13,247	$13,925	$13,110
07/31/22	$14,132	$14,402	$13,986
08/31/22	$13,749	$13,939	$13,601
09/30/22	$12,039	$12,546	$11,891
10/31/22	$12,403	$12,920	$12,262
11/30/22	$13,688	$14,446	$13,518
12/31/22	$13,771	$14,338	$13,615
01/31/23	$14,842	$15,500	$14,667
02/28/23	$14,385	$14,956	$14,189
03/31/23	$14,461	$15,322	$14,275
04/30/23	$14,487	$15,588	$14,306
05/31/23	$14,021	$15,021	$13,832
06/30/23	$14,426	$15,695	$14,242
07/31/23	$15,084	$16,334	$14,917
08/31/23	$14,599	$15,596	$14,400
09/30/23	$13,899	$15,103	$13,725
10/31/23	$13,074	$14,480	$12,870
11/30/23	$14,297	$15,784	$14,110
12/31/23	$15,297	$16,577	$15,151
01/31/24	$14,929	$16,412	$14,749
02/29/24	$15,030	$16,827	$14,848
03/31/24	$15,555	$17,353	$15,376
04/30/24	$15,143	$17,042	$14,892
05/31/24	$15,700	$17,536	$15,416
06/30/24	$15,408	$17,520	$15,142
07/31/24	$16,116	$17,925	$15,785
08/31/24	$16,265	$18,436	$15,975
09/30/24	$16,668	$18,932	$16,364
10/31/24	$15,756	$18,003	$15,454
11/30/24	$15,723	$17,840	$15,416
12/31/24	$15,355	$17,494	$15,061
01/31/25	$15,745	$18,199	$15,450
02/28/25	$15,709	$18,451	$15,436
03/31/25	$15,699	$18,409	$15,387
04/30/25	$16,615	$19,074	$16,272
05/31/25	$17,591	$19,948	$17,193
06/30/25	$18,497	$20,625	$18,093
07/31/25	$18,669	$20,566	$18,303
08/31/25	$19,632	$21,279	$19,276
09/30/25	$20,174	$22,046	$19,807

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
GWX	21.03%	8.68%	7.27%
MSCI All Country World ex USA Index	16.45%	10.26%	8.23%
S&P Developed ex-U.S. Under USD 2 Billion Index	21.04%	8.36%	7.07%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$791,709,903
  Number of Portfolio Holdings2,064
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$2,701,059

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
Japan	37.0%
South Korea	10.5%
Australia	9.1%
Canada	8.8%
United Kingdom	7.0%
Sweden	5.1%
Israel	2.9%
Germany	2.8%
United States	1.5%
France	1.4%

Top Ten Holdings

Holdings	%
Koninklijke Heijmans NV	0.3%
Insignia Financial Ltd.	0.2%
Kanematsu Corp.	0.2%
TechWing, Inc.	0.2%
DTS Corp.	0.2%
Aurinia Pharmaceuticals, Inc.	0.2%
Wesdome Gold Mines Ltd.	0.2%
Colowide Co. Ltd.	0.2%
Sinfonia Technology Co. Ltd.	0.2%
Kiyo Bank Ltd.	0.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs.

TSR AR GWX

SPDR® S&P North American Natural Resources ETF

NANR

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the SPDR® S&P North American Natural Resources ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR® S&P North American Natural Resources ETF	$38	0.35%

How did the Fund perform last year and what affected its performance?

North American natural resources experienced significant volatility over the reporting period. In Q4 2024, energy rebounded (+5.5%) as West Texas Intermediate crude oil surged over 8% due to geopolitical tensions, falling inventories, and OPEC+ production cuts. Natural gas rose slightly, but ended the year down sharply (-26%) on warm weather and high inventories. Precious metals fell in Q4 but gold posted a stellar annual gain (+26%) on monetary easing and central bank buying. Q1 2025 saw energy and industrial metals rally, led by natural gas (+31%) and copper (+25%) on supply disruptions and tariff concerns. Q2 reversed this trend: energy dropped (-10.9%), with oil and gas prices falling on robust production and weak demand, while industrial metals were flat. In Q3, commodities rebounded (+3.6%), driven by gold and silver on fiscal and geopolitical concerns. Energy remained weak, with oil flat and natural gas down (-18.2%) due to oversupply. Industrial metals were mixed, with copper down but zinc and aluminum up on supply constraints.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	NANR	MSCI ACWI IMI Index	S&P BMI North American Natural Resources Index
12/15/15	$10,000	$10,000	$10,000
12/31/15	$10,024	$10,125	$10,027
01/31/16	$9,544	$9,491	$9,548
02/29/16	$10,653	$9,441	$10,653
03/31/16	$11,669	$10,155	$11,678
04/30/16	$13,700	$10,316	$13,717
05/31/16	$13,032	$10,337	$13,040
06/30/16	$13,720	$10,263	$13,734
07/31/16	$14,117	$10,720	$14,133
08/31/16	$13,484	$10,756	$13,491
09/30/16	$13,721	$10,834	$13,731
10/31/16	$13,417	$10,625	$13,427
11/30/16	$13,985	$10,740	$13,988
12/31/16	$14,061	$10,972	$14,077
01/31/17	$14,590	$11,269	$14,610
02/28/17	$14,024	$11,579	$14,035
03/31/17	$13,945	$11,716	$13,956
04/30/17	$13,673	$11,905	$13,685
05/31/17	$13,318	$12,142	$13,321
06/30/17	$13,104	$12,214	$13,106
07/31/17	$13,811	$12,549	$13,815
08/31/17	$13,798	$12,593	$13,797
09/30/17	$14,234	$12,863	$14,235
10/31/17	$14,190	$13,123	$14,194
11/30/17	$14,321	$13,381	$14,318
12/31/17	$15,173	$13,599	$15,184
01/31/18	$15,679	$14,333	$15,694
02/28/18	$14,315	$13,734	$14,319
03/31/18	$14,369	$13,478	$14,375
04/30/18	$15,053	$13,603	$15,061
05/31/18	$15,477	$13,657	$15,477
06/30/18	$15,679	$13,575	$15,680
07/31/18	$15,519	$13,951	$15,522
08/31/18	$14,490	$14,079	$14,481
09/30/18	$14,756	$14,102	$14,748
10/31/18	$13,469	$12,999	$13,457
11/30/18	$13,484	$13,182	$13,463
12/31/18	$12,663	$12,228	$12,640
01/31/19	$13,819	$13,224	$13,798
02/28/19	$13,979	$13,591	$13,951
03/31/19	$14,206	$13,732	$14,176
04/30/19	$14,041	$14,186	$14,014
05/31/19	$12,842	$13,337	$12,803
06/30/19	$14,337	$14,194	$14,298
07/31/19	$14,109	$14,237	$14,073
08/31/19	$13,785	$13,878	$13,742
09/30/19	$13,797	$14,169	$13,754
10/31/19	$13,656	$14,559	$13,614
11/30/19	$13,828	$14,922	$13,776
12/31/19	$15,009	$15,451	$14,962
01/31/20	$13,924	$15,247	$13,881
02/29/20	$12,569	$13,999	$12,513
03/31/20	$9,742	$11,984	$9,688
04/30/20	$12,614	$13,304	$12,557
05/31/20	$12,659	$13,916	$12,587
06/30/20	$13,085	$14,361	$13,031
07/31/20	$13,661	$15,107	$13,597
08/31/20	$13,924	$16,021	$13,849
09/30/20	$12,819	$15,525	$12,745
10/31/20	$12,551	$15,189	$12,479
11/30/20	$14,558	$17,112	$14,465
12/31/20	$15,181	$17,962	$15,077
01/31/21	$15,195	$17,930	$15,096
02/28/21	$16,879	$18,407	$16,754
03/31/21	$17,611	$18,885	$17,485
04/30/21	$18,462	$19,704	$18,333
05/31/21	$19,889	$19,998	$19,693
06/30/21	$19,248	$20,240	$19,106
07/31/21	$18,656	$20,342	$18,520
08/31/21	$17,986	$20,845	$17,842
09/30/21	$18,413	$20,014	$18,263
10/31/21	$20,277	$20,988	$20,119
11/30/21	$19,595	$20,424	$19,427
12/31/21	$20,649	$21,235	$20,482
01/31/22	$22,185	$20,133	$22,014
02/28/22	$24,586	$19,673	$24,386
03/31/22	$27,211	$20,074	$26,998
04/30/22	$26,284	$18,480	$26,081
05/31/22	$27,803	$18,491	$27,576
06/30/22	$23,308	$16,895	$23,096
07/31/22	$23,966	$18,102	$23,757
08/31/22	$24,288	$17,460	$24,071
09/30/22	$22,632	$15,774	$22,406
10/31/22	$25,812	$16,745	$25,572
11/30/22	$27,296	$18,019	$27,026
12/31/22	$26,088	$17,327	$25,822
01/31/23	$27,855	$18,604	$27,575
02/28/23	$25,483	$18,087	$25,209
03/31/23	$25,836	$18,531	$25,537
04/30/23	$26,533	$18,767	$26,228
05/31/23	$23,636	$18,541	$23,337
06/30/23	$25,178	$19,622	$24,885
07/31/23	$27,064	$20,373	$26,755
08/31/23	$26,203	$19,788	$25,888
09/30/23	$25,911	$18,955	$25,596
10/31/23	$24,289	$18,323	$23,995
11/30/23	$24,702	$20,017	$24,380
12/31/23	$25,324	$21,067	$24,997
01/31/24	$23,865	$21,114	$23,558
02/29/24	$24,094	$21,997	$23,769
03/31/24	$27,009	$22,692	$26,649
04/30/24	$27,616	$21,922	$27,251
05/31/24	$28,385	$22,810	$27,993
06/30/24	$27,218	$23,233	$26,825
07/31/24	$28,123	$23,711	$27,721
08/31/24	$28,227	$24,264	$27,807
09/30/24	$28,283	$24,823	$27,860
10/31/24	$27,828	$24,248	$27,421
11/30/24	$28,816	$25,193	$28,375
12/31/24	$25,874	$24,516	$25,458
01/31/25	$27,049	$25,318	$26,620
02/28/25	$27,332	$25,096	$26,881
03/31/25	$28,095	$24,122	$27,628
04/30/25	$26,531	$24,348	$26,092
05/31/25	$27,397	$25,757	$26,921
06/30/25	$28,897	$26,924	$28,405
07/31/25	$29,328	$27,283	$28,833
08/31/25	$31,743	$28,025	$31,190
09/30/25	$33,006	$28,990	$32,432

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 12/15/15
NANR	16.70%	20.82%	12.96%
MSCI ACWI IMI Index	16.79%	13.30%	11.48%
S&P BMI North American Natural Resources Index	16.41%	20.54%	12.77%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$728,850,789
  Number of Portfolio Holdings178
  Portfolio Turnover Rate21%
  Total Advisory Fees Paid$2,095,154

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
United States	68.2%
Canada	25.0%
Brazil	2.4%
United Kingdom	1.8%
Zambia	0.7%
Chile	0.5%
Congo, the Republic of	0.3%
Burkina Faso	0.3%
Turkey	0.3%
Australia	0.2%

Top Ten Holdings

Holdings	%
Exxon Mobil Corp.	9.8%
Chevron Corp.	7.4%
Newmont Corp.	4.2%
Agnico Eagle Mines Ltd.	3.8%
ConocoPhillips	2.9%
Corteva, Inc.	2.9%
Freeport-McMoRan, Inc.	2.6%
Barrick Mining Corp.	2.5%
Wheaton Precious Metals Corp.	2.3%
Franco-Nevada Corp.	1.9%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended September 30, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 1, 2024 , the index which serves as the initial universe of eligible securities for the Fund’s benchmark index changed.  This resulted in related changes to the Fund’s principal investment strategy, as well as the addition of “Small-Capitalization Securities Risk” as a principal risk of the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=etfs.

TSR AR NANR

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has six Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Dwight Churchill, Clare Richer, James Ross, Kristi Rowsell, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees.

For the fiscal years ending September 30, 2025 and September 30, 2024, the aggregate audit fees billed for professional services rendered by the principal accountant, Ernst & Young LLP (“EY”), were $607,384 and $606,149, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b)	Audit-Related Fees.

For the fiscal years ending September 30, 2025 and September 30, 2024, the principal accountant did not bill the registrant any fees for assurances and related services that were reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees.

For the fiscal years ending September 30, 2025 and September 30, 2024 the aggregate tax fees billed for professional services rendered by EY for the review of year-end distribution requirements were $66,973 and $66,973, respectively.

(d)	All Other Fees.

For the fiscal years ended September 30, 2025 and September 30, 2024, there were no fees billed for professional services rendered by EY for products and services provided by EY to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended September 30, 2025 and September 30, 2024, the aggregate fees for professional services rendered by EY for products and services provided by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,637,151 and $9,556,710, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

a.

The Audit Committee shall pre-approve all audit, audit-related and permissible non-audit services provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

b.

The engagement to render the audit, audit-related or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

c.

Pre-Approval for a service provided to the Trust other than audit or audit-related services is not required if: (1) the aggregate amount of all such permissible non-audit services provided to the Trust constitutes not more than five percent (5%) of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

d.

The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any permissible non-audit services that need to be pre-approved.

Notwithstanding the above, Pre-Approval for any permissible non-audit services under this Sub-section is not required if: (1) the aggregate amount of all such permissible non-audit services constitutes not more than five percent (5%) of the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person) during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(e)(2)	Percentage of Services.

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

The aggregate non-audit fees billed for by EY for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were as follows:

	FY 2025 (in millions)		FY 2024 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)	See Item 4	(c)
Investment Adviser:	—		—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$18.6		$18.5
Tax Fees	$3.4		$3.2
All Other Fees	$15.8		$15.0

(1)	Information is for the calendar years 2025 and 2024, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The members of the registrant’s audit committee are Carolyn Clancy, Dwight Churchill, Clare Richer, James Ross, Sandra Sponem, Kristi Rowsell and Carl Verboncoeur.

Item 6. Investments.

(a) A schedule of investments for each applicable series of the registrant is included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Annual Financial Statements and Other Information
September 30, 2025
SPDR® Index Shares Funds
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI ACWI ex-US ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR S&P Emerging Markets ex-China ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P Global Dividend ETF
SPDR S&P Global Infrastructure ETF
SPDR S&P International Dividend ETF

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.5%
BELGIUM — 1.3%
Anheuser-Busch InBev SA	1,004,938	$59,984,737
CHINA — 1.9%
Prosus NV	1,227,702	86,466,421
FINLAND — 1.1%
Nordea Bank Abp	3,216,749	52,821,018
FRANCE — 28.4%
Air Liquide SA	566,587	117,742,704
Airbus SE	576,337	133,678,459
AXA SA	1,789,610	85,457,440
BNP Paribas SA	1,045,542	95,000,802
Cie de Saint-Gobain SA	488,802	52,644,209
Danone SA	630,085	54,904,336
EssilorLuxottica SA	306,519	99,404,092
Hermes International SCA	34,402	84,199,738
L'Oreal SA	234,963	101,736,022
LVMH Moet Hennessy Louis Vuitton SE	247,674	151,474,292
Safran SA	366,876	129,366,872
TotalEnergies SE	2,234,323	135,808,269
Vinci SA	570,883	79,119,373
		1,320,536,608
GERMANY — 30.6%
adidas AG	167,293	35,264,521
Allianz SE	378,234	158,837,445
BASF SE	874,176	43,541,168
Bayer AG	962,230	31,917,403
Bayerische Motoren Werke AG	273,817	27,489,031
Deutsche Bank AG	1,908,208	67,152,211
Deutsche Boerse AG	184,426	49,429,386
Deutsche Post AG	904,777	40,334,498
Deutsche Telekom AG	3,446,654	117,485,210
Infineon Technologies AG	1,279,082	49,896,979
Mercedes-Benz Group AG	705,076	44,297,977
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	127,957	81,699,889
Rheinmetall AG	45,002	104,935,080
SAP SE	997,735	267,175,919
Siemens AG	736,540	198,357,548
Siemens Energy AG (a)	696,786	81,397,479
Volkswagen AG Preference Shares	201,971	21,823,568
		1,421,035,312
ITALY — 8.1%
Enel SpA	7,608,704	72,111,858
Eni SpA (b)	2,101,060	36,700,363
Ferrari NV	119,051	57,576,623
Intesa Sanpaolo SpA	14,321,626	94,471,871
UniCredit SpA	1,525,664	115,572,458
		376,433,173
Security Description	Shares	Value
NETHERLANDS — 13.1%
Adyen NV (a) (c)	28,998	$46,509,158
Argenx SE (a)	59,944	43,471,980
ASML Holding NV	385,741	375,332,668
ING Groep NV	2,959,443	76,762,387
Koninklijke Ahold Delhaize NV	889,171	35,992,523
Wolters Kluwer NV	233,609	31,882,074
		609,950,790
SPAIN — 9.4%
Banco Bilbao Vizcaya Argentaria SA	5,644,839	108,378,065
Banco Santander SA	14,579,395	152,018,592
Iberdrola SA	6,002,073	113,579,456
Industria de Diseno Textil SA	1,088,560	60,077,342
		434,053,455
UNITED STATES — 5.6%
Sanofi SA	1,115,444	102,951,278
Schneider Electric SE	565,259	157,808,976
		260,760,254
TOTAL COMMON STOCKS (Cost $3,838,476,095)		4,622,041,768
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (d) (e)	1,900,692	1,900,692
State Street Navigator Securities Lending Portfolio II (f) (g)	29,592,972	29,592,972
TOTAL SHORT-TERM INVESTMENTS (Cost $31,493,664)		31,493,664
TOTAL INVESTMENTS — 100.2% (Cost $3,869,969,759)		4,653,535,432
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(11,096,374)
NET ASSETS — 100.0%		$4,642,439,058
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Eurex EURO STOXX 50 Index (long)	277	12/19/2025	$17,733,941	$18,034,566	$300,625

During the year ended September 30, 2025, the average notional value related to futures contracts was $13,668,328.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,622,041,768	$—	$—	$4,622,041,768
Short-Term Investments	31,493,664	—	—	31,493,664
TOTAL INVESTMENTS	$4,653,535,432	$—	$—	$4,653,535,432
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$300,625	$—	$—	$300,625
TOTAL OTHER FINANCIAL INSTRUMENTS:	$300,625	$—	$—	$300,625
Sector Breakdown as of September 30, 2025

% of Net Assets
Financials	25.5%
Industrials	21.7
Information Technology	14.9
Consumer Discretionary	12.3
Health Care	6.0
Consumer Staples	5.4
Utilities	4.0
Energy	3.7
Materials	3.5
Communication Services	2.5
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	773,198	$773,198	$122,011,755	$120,884,261	$—	$—	1,900,692	$1,900,692	$39,963
State Street Navigator Securities Lending Portfolio II	2,349,941	2,349,941	814,908,540	787,665,509	—	—	29,592,972	29,592,972	178,050
Total		$3,123,139	$936,920,295	$908,549,770	$—	$—		$31,493,664	$218,013
See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 1.1%
ANZ Group Holdings Ltd.	9,943	$218,845
ASX Ltd.	455	17,668
Cochlear Ltd.	142	26,280
Commonwealth Bank of Australia (a)	2,896	320,335
Goodman Group REIT	12,982	282,033
Macquarie Group Ltd.	374	54,365
Medibank Pvt Ltd.	8,697	27,782
National Australia Bank Ltd.	3,293	96,355
QBE Insurance Group Ltd.	2,014	27,483
REA Group Ltd. (a)	191	29,249
Scentre Group REIT	20,662	55,870
Stockland REIT	34,482	139,860
Suncorp Group Ltd.	7,733	103,833
Transurban Group Stapled Security	31,398	287,165
Vicinity Ltd. REIT (a)	154,975	258,828
Wesfarmers Ltd.	591	36,043
		1,981,994
AUSTRIA — 0.1%
Verbund AG	2,656	193,178
BELGIUM — 0.2%
Anheuser-Busch InBev SA	685	40,888
Groupe Bruxelles Lambert NV	233	20,821
KBC Group NV	699	83,323
Sofina SA	185	54,561
UCB SA	386	106,584
		306,177
BRAZIL — 0.9%
B3 SA - Brasil Bolsa Balcao	19,836	49,911
Banco BTG Pactual SA	5,936	53,792
BB Seguridade Participacoes SA	15,073	94,136
Caixa Seguridade Participacoes SA	7,400	20,996
Engie Brasil Energia SA	8,222	62,836
MercadoLibre, Inc. (b)	119	278,096
Motiva Infraestrutura de Mobilidade SA	40,721	113,778
NU Holdings Ltd. Class A (b)	6,100	97,661
Suzano SA	25,132	235,485
TIM SA	8,900	39,273
Wheaton Precious Metals Corp.	5,426	607,334
		1,653,298
CANADA — 3.4%
Agnico Eagle Mines Ltd.	2,417	407,176
Alamos Gold, Inc. Class A	1,401	48,845
BCE, Inc. (a)	2,294	53,616
Canadian Imperial Bank of Commerce (a)	3,450	275,747
CGI, Inc.	1,788	159,293
Dollarama, Inc. (a)	3,320	437,942
Element Fleet Management Corp. (a)	10,852	281,088
Great-West Lifeco, Inc.	6,824	277,001
Hydro One Ltd. (c)	12,936	461,602
Security Description	Shares	Value
iA Financial Corp., Inc.	1,034	$117,586
IGM Financial, Inc. (a)	1,738	63,280
Intact Financial Corp.	868	168,915
Manulife Financial Corp.	3,891	121,255
National Bank of Canada (a)	821	87,228
Pan American Silver Corp.	1,558	60,387
Power Corp. of Canada (a)	6,972	301,749
Restaurant Brands International, Inc. (a)	830	53,257
Rogers Communications, Inc. Class B (a)	2,053	70,691
Royal Bank of Canada	6,364	938,180
Shopify, Inc. Class A (b)	1,716	254,995
Stantec, Inc. (a)	2,153	232,244
Sun Life Financial, Inc. (a)	3,735	224,331
Thomson Reuters Corp.	1,195	185,597
TMX Group Ltd.	2,427	92,866
Toronto-Dominion Bank	5,205	416,280
WSP Global, Inc. (a)	950	186,736
		5,977,887
CHILE — 0.2%
Antofagasta PLC	6,505	240,915
Banco de Chile	297,168	45,118
Falabella SA	19,587	116,111
		402,144
CHINA — 3.6%
Advanced Micro-Fabrication Equipment, Inc. China Class A	781	32,762
Alibaba Group Holding Ltd.	22,024	501,034
Anhui Gujing Distillery Co. Ltd. Class A	700	15,771
Anhui Gujing Distillery Co. Ltd. Class B	2,400	33,314
Baidu, Inc. Class A (b)	4,972	85,120
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	117,700	84,715
BYD Co. Ltd. Class A	7,100	108,790
BYD Co. Ltd. Class H	21,500	304,522
China International Capital Corp. Ltd. Class H (c)	10,800	29,705
China Life Insurance Co. Ltd. Class H	22,000	62,490
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	13,300	18,175
China Resources Microelectronics Ltd. Class A	3,043	23,717
China Ruyi Holdings Ltd. (a) (b)	64,000	24,431
China Three Gorges Renewables Group Co. Ltd. Class A	67,700	40,369
China Yangtze Power Co. Ltd. Class A	17,196	65,745
Contemporary Amperex Technology Co. Ltd. Class A	6,160	347,437
Giant Biogene Holding Co. Ltd. (a) (c)	3,400	24,690

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Hansoh Pharmaceutical Group Co. Ltd. (a) (c)	10,000	$46,347
Jiangsu King's Luck Brewery JSC Ltd. Class A	2,900	15,990
Jiangsu Yanghe Distillery Co. Ltd. Class A	1,700	16,205
Jinko Solar Co. Ltd. Class A (b)	23,732	18,513
Kingdee International Software Group Co. Ltd. (b)	118,000	265,714
Kuang-Chi Technologies Co. Ltd. Class A	2,700	19,017
Kweichow Moutai Co. Ltd. Class A	402	81,444
Li Auto, Inc. Class A (a) (b)	35,768	466,155
LONGi Green Energy Technology Co. Ltd. Class A (b)	17,832	45,034
Luzhou Laojiao Co. Ltd. Class A	1,200	22,211
Meituan Class B (b) (c)	5,848	78,546
Montage Technology Co. Ltd. Class A	2,041	44,328
NARI Technology Co. Ltd. Class A	19,228	61,941
NetEase, Inc.	3,500	106,524
New China Life Insurance Co. Ltd. Class H	13,100	77,720
New Oriental Education & Technology Group, Inc. (b)	3,200	17,381
Ningbo Deye Technology Co. Ltd. Class A	2,100	23,866
NIO, Inc. ADR (b)	656	4,999
NIO, Inc. Class A (a) (b)	30,382	224,144
Nongfu Spring Co. Ltd. Class H (c)	5,800	40,180
PDD Holdings, Inc. ADR (b)	1,244	164,420
Prosus NV	5,201	366,304
Sanan Optoelectronics Co. Ltd. Class A	11,900	26,013
Seres Group Co. Ltd. Class A	3,900	93,880
Shanghai Baosight Software Co. Ltd. Class A	4,992	16,263
Shanjin International Gold Co. Ltd. Class A	5,800	18,578
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,100	29,942
Shenzhen Inovance Technology Co. Ltd. Class A	3,300	38,809
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	500	17,236
Sichuan Chuantou Energy Co. Ltd. Class A	11,700	23,441
Silergy Corp.	2,000	16,930
Sungrow Power Supply Co. Ltd. Class A	4,880	110,905
Tencent Holdings Ltd.	13,784	1,174,592
TravelSky Technology Ltd. Class H	18,000	24,569
Trip.com Group Ltd.	1,458	111,687
Unisplendour Corp. Ltd. Class A	4,600	19,478
Wuliangye Yibin Co. Ltd. Class A	1,400	23,862
Wuxi Biologics Cayman, Inc. (b) (c)	9,000	47,404
XPeng, Inc. Class A (a) (b)	26,610	318,585
Security Description	Shares	Value
Yunnan Baiyao Group Co. Ltd. Class A	2,680	$21,339
Zangge Mining Co. Ltd. Class A	3,800	31,099
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	500	13,805
Zhejiang Expressway Co. Ltd. Class H	60,960	56,334
Zhejiang Leapmotor Technology Co. Ltd. Class H (b) (c)	3,800	32,406
Zhuzhou CRRC Times Electric Co. Ltd. Class H	17,600	96,818
		6,373,745
CONGO — 0.1%
Ivanhoe Mines Ltd. Class A (a) (b)	14,485	153,657
DENMARK — 1.0%
Coloplast AS Class B	179	15,300
Genmab AS (b)	72	21,845
Novo Nordisk AS Class B	7,985	433,199
Novonesis Novozymes B Class B	5,419	331,906
Orsted AS (b)	8,952	160,008
Rockwool AS Class B	3,719	138,216
Tryg AS	917	23,283
Vestas Wind Systems AS	34,411	648,917
		1,772,674
EGYPT — 0.0% *
Talaat Moustafa Group	12,180	14,479
FINLAND — 0.6%
Kesko OYJ Class B	10,655	226,605
Nordea Bank Abp	30,524	501,223
Orion OYJ Class B	948	72,570
Sampo OYJ Class A	21,087	242,272
		1,042,670
FRANCE — 1.8%
Alstom SA (b)	3,044	79,117
Capgemini SE	160	23,227
Covivio SA REIT	2,177	146,316
Dassault Systemes SE	15,624	523,392
Edenred SE	903	21,433
EssilorLuxottica SA	624	202,363
Gecina SA REIT	1,796	180,009
Getlink SE	11,801	217,144
Hermes International SCA	41	100,349
Ipsen SA	139	18,554
Klepierre SA REIT	8,393	327,016
Legrand SA	1,376	227,322
L'Oreal SA	607	262,823
LVMH Moet Hennessy Louis Vuitton SE	520	318,026
Pernod Ricard SA	266	26,110
Sartorius Stedim Biotech	81	16,375
Unibail-Rodamco-Westfield REIT (b)	4,795	503,916
Vinci SA	321	44,488
		3,237,980

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
GERMANY — 1.1%
Allianz SE	811	$340,575
Beiersdorf AG	200	20,915
Deutsche Boerse AG	248	66,468
Hannover Rueck SE	302	91,055
Infineon Technologies AG	1,008	39,322
LEG Immobilien SE	410	32,615
Merck KGaA	280	36,009
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	213	135,999
SAP SE	3,198	856,368
Sartorius AG Preference Shares	82	19,068
Siemens AG	518	139,503
Vonovia SE	4,358	135,953
		1,913,850
GREECE — 0.0% *
Jumbo SA	1,014	34,814
HONG KONG — 0.5%
AIA Group Ltd.	25,000	239,865
China Common Rich Renewable Energy Investments Ltd. (a) (b) (d)	24,000	—
Henderson Land Development Co. Ltd. (a)	57,000	201,028
Hong Kong Exchanges & Clearing Ltd.	2,933	166,622
Hongkong Land Holdings Ltd.	20,900	132,297
MTR Corp. Ltd. (a)	60,500	205,130
		944,942
INDIA — 1.4%
ABB India Ltd.	1,165	68,010
Asian Paints Ltd.	588	15,563
Bajaj Finance Ltd.	5,018	56,454
Bajaj Finserv Ltd.	1,972	44,562
Bajaj Holdings & Investment Ltd.	586	80,829
Bharat Electronics Ltd.	60,659	275,972
Bharti Airtel Ltd.	2,605	55,111
Cholamandalam Investment & Finance Co. Ltd.	1,297	23,530
Colgate-Palmolive India Ltd.	2,527	63,251
Dabur India Ltd.	5,020	27,778
Divi's Laboratories Ltd.	324	20,762
DLF Ltd.	9,431	75,734
Dr. Reddy's Laboratories Ltd.	1,173	16,166
Eternal Ltd. (b)	16,238	59,529
GMR Airports Ltd. (b)	82,782	81,301
Godrej Properties Ltd. (b)	2,559	56,743
Havells India Ltd.	5,827	98,573
HCL Technologies Ltd.	2,138	33,353
HDFC Asset Management Co. Ltd. (c)	2,320	144,561
HDFC Bank Ltd.	21,788	233,367
Hindustan Unilever Ltd.	2,711	76,773
Infosys Ltd.	85	1,380
Security Description	Shares	Value
Infosys Ltd. ADR (a)	8,233	$133,951
Kotak Mahindra Bank Ltd.	1,574	35,326
Lodha Developers Ltd. (c)	1,923	24,599
Oberoi Realty Ltd.	1,265	22,541
PI Industries Ltd.	1,098	43,450
Sun Pharmaceutical Industries Ltd.	4,071	73,099
Suzlon Energy Ltd. (b)	237,825	147,454
Tata Consultancy Services Ltd.	3,393	110,378
Tata Consumer Products Ltd.	1,965	24,993
Tata Elxsi Ltd.	514	30,259
Tech Mahindra Ltd.	3,080	48,575
Titan Co. Ltd.	627	23,777
Torrent Pharmaceuticals Ltd.	1,785	72,438
Trent Ltd.	855	45,042
Wipro Ltd.	943	2,542
Wipro Ltd. ADR (a)	32,960	86,685
		2,534,411
INDONESIA — 0.0% *
Amman Mineral Internasional PT (b)	42,200	18,295
Bank Central Asia Tbk. PT	47,400	21,688
		39,983
IRELAND — 0.5%
Accenture PLC Class A	1,695	417,987
Kingspan Group PLC	4,775	397,232
		815,219
ISRAEL — 0.1%
Azrieli Group Ltd.	857	85,272
Bank Hapoalim BM	2,677	54,553
Nice Ltd. (b)	561	82,872
Teva Pharmaceutical Industries Ltd. ADR (b)	1,406	28,401
		251,098
ITALY — 0.6%
Banca Monte dei Paschi di Siena SpA (a)	17,507	155,104
Davide Campari-Milano NV (a)	2,535	15,995
Ferrari NV	440	212,797
FinecoBank Banca Fineco SpA	2,464	53,286
Moncler SpA	320	18,751
Recordati Industria Chimica e Farmaceutica SpA (a)	725	44,042
Terna - Rete Elettrica Nazionale	55,464	562,940
UniCredit SpA	1,260	95,448
		1,158,363
JAPAN — 3.8%
Advantest Corp.	2,000	198,395
Astellas Pharma, Inc. (a)	11,600	125,712
Central Japan Railway Co.	30,300	870,521
Chugai Pharmaceutical Co. Ltd.	5,400	235,767
Daiichi Sankyo Co. Ltd.	5,000	112,232
Disco Corp.	200	62,985
East Japan Railway Co.	35,600	872,614
Eisai Co. Ltd.	600	20,212

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
FANUC Corp.	11,300	$326,104
Fast Retailing Co. Ltd. (a)	700	213,481
Fujitsu Ltd.	1,900	44,822
Hikari Tsushin, Inc.	300	83,854
Hoya Corp.	800	110,912
Japan Exchange Group, Inc.	8,300	92,872
Keyence Corp.	700	261,543
Kikkoman Corp. (a)	1,600	13,597
Kyowa Kirin Co. Ltd.	1,000	15,564
Lasertec Corp. (a)	300	41,247
LY Corp.	4,600	14,829
M3, Inc. (a)	1,800	29,081
Mitsubishi Estate Co. Ltd.	5,800	133,645
Mitsubishi UFJ Financial Group, Inc. (a)	15,600	252,879
Mitsui Fudosan Co. Ltd.	5,900	64,439
Murata Manufacturing Co. Ltd.	2,300	43,848
NEC Corp.	4,700	150,816
Nexon Co. Ltd.	1,100	24,185
Nintendo Co. Ltd.	700	60,693
Nippon Building Fund, Inc. REIT (a)	299	282,429
Obic Co. Ltd.	500	17,449
Oracle Corp. Japan	1,400	143,143
Oriental Land Co. Ltd.	1,200	28,983
ORIX Corp.	3,700	97,257
Recruit Holdings Co. Ltd.	2,200	118,621
Renesas Electronics Corp.	2,000	23,103
Sanrio Co. Ltd. (a)	1,500	70,600
SBI Holdings, Inc.	3,600	156,885
Shionogi & Co. Ltd.	5,700	100,021
SMC Corp. (a)	300	92,284
SoftBank Group Corp.	1,700	215,083
Sony Financial Group, Inc. (b)	13,100	14,547
Sony Group Corp.	13,100	377,783
Sumitomo Realty & Development Co. Ltd.	1,100	48,652
Sysmex Corp.	1,200	14,825
Terumo Corp.	6,000	99,252
TIS, Inc.	3,700	122,360
Tokio Marine Holdings, Inc.	4,400	186,773
Tokyo Electron Ltd.	400	71,395
		6,758,294
KUWAIT — 0.2%
Boubyan Bank KSCP	19,068	44,121
National Bank of Kuwait SAKP	68,633	238,323
		282,444
LUXEMBOURG — 0.0% *
Eurofins Scientific SE	328	23,810
Reinet Investments SCA	1,518	44,434
		68,244
MALAYSIA — 0.0% *
Gamuda Bhd.	62,421	82,022
Security Description	Shares	Value
MEXICO — 0.5%
Fibra Uno Administracion SA de CV REIT	111,560	$164,244
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	2,576	60,829
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	1,788	57,681
Grupo Financiero Banorte SAB de CV Class O	2,272	22,863
Grupo Mexico SAB de CV (a)	18,498	161,162
Prologis Property Mexico SA de CV REIT	41,613	170,197
Promotora y Operadora de Infraestructura SAB de CV	7,477	101,899
Southern Copper Corp.	1,308	158,739
		897,614
NETHERLANDS — 0.7%
Adyen NV (b) (c)	32	51,324
ASML Holding NV (a)	727	707,383
EXOR NV	1,963	191,903
NN Group NV	2,298	161,739
NXP Semiconductors NV	70	15,941
Universal Music Group NV (a)	1,521	43,893
		1,172,183
NEW ZEALAND — 0.1%
Meridian Energy Ltd.	36,975	119,585
Xero Ltd. (b)	393	41,023
		160,608
NORWAY — 0.4%
DNB Bank ASA	4,027	109,576
Gjensidige Forsikring ASA	7,802	228,795
Mowi ASA	12,874	271,988
Salmar ASA	2,609	139,369
		749,728
POLAND — 0.3%
Bank Polska Kasa Opieki SA	1,799	86,631
Budimex SA	217	30,458
Powszechna Kasa Oszczednosci Bank Polski SA	6,986	135,721
Powszechny Zaklad Ubezpieczen SA	9,028	135,276
Santander Bank Polska SA	993	129,413
		517,499
QATAR — 0.1%
Mesaieed Petrochemical Holding Co.	102,215	36,439
Qatar International Islamic Bank QSC	14,583	43,456
Qatar Islamic Bank QPSC	9,701	63,679
		143,574
ROMANIA — 0.1%
NEPI Rockcastle NV	22,231	178,196

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
RUSSIA — 0.0%
Alrosa PJSC (d)	15,622	$—
Moscow Exchange MICEX-RTS PJSC (b) (d)	29,855	—
Polyus PJSC GDR (b) (d)	234	—
Sberbank of Russia PJSC (b) (d)	32,012	—
United Co. RUSAL International PJSC (b) (d)	46,750	—
VK IPJSC GDR (b) (d)	1,325	—
VTB Bank PJSC (b) (d)	2,595	—
		—
SAUDI ARABIA — 0.7%
Al Rajhi Bank	10,859	310,406
Alinma Bank	13,334	95,289
Arab National Bank	6,337	41,754
Bank AlBilad	14,290	109,894
Banque Saudi Fransi	11,762	55,984
Dar Al Arkan Real Estate Development Co. (b)	21,320	113,359
Dr. Sulaiman Al Habib Medical Services Group Co.	286	20,591
Elm Co.	81	19,342
Etihad Etisalat Co.	3,965	71,419
Riyad Bank	8,198	59,460
SAL Saudi Logistics Services	520	25,097
Saudi Awwal Bank	4,425	37,852
Saudi National Bank	10,766	112,477
Saudi Research & Media Group (b)	402	19,563
Saudi Tadawul Group Holding Co.	1,167	64,104
Saudi Telecom Co.	1,449	17,032
		1,173,623
SINGAPORE — 0.5%
CapitaLand Ascendas REIT	147,900	320,075
CapitaLand Integrated Commercial Trust REIT	231,030	410,378
Genting Singapore Ltd.	59,900	34,150
Sea Ltd. ADR (b)	100	17,873
Singapore Exchange Ltd.	3,400	43,595
		826,071
SOUTH AFRICA — 0.3%
Capitec Bank Holdings Ltd.	319	64,234
Discovery Ltd.	4,849	55,369
Gold Fields Ltd.	2,827	119,469
Naspers Ltd. Class N	613	222,236
		461,308
SOUTH KOREA — 0.7%
HLB, Inc. (b)	525	14,200
Kakao Corp.	657	27,909
KakaoBank Corp.	1,082	18,316
LG Energy Solution Ltd. (b)	1,890	468,105
NAVER Corp.	233	44,589
NH Investment & Securities Co. Ltd.	5,303	73,400
Samsung Biologics Co. Ltd. (b) (c)	111	78,876
Samsung Electronics Co. Ltd.	623	37,254
Security Description	Shares	Value
SK Biopharmaceuticals Co. Ltd. (b)	387	$27,969
SK Hynix, Inc.	757	187,490
SK Square Co. Ltd. (b)	1,418	203,647
Yuhan Corp.	369	31,323
		1,213,078
SPAIN — 0.5%
Aena SME SA (c)	4,420	120,852
Amadeus IT Group SA	1,052	83,437
EDP Renovaveis SA	12,305	161,934
Industria de Diseno Textil SA	5,296	292,285
Redeia Corp. SA	15,831	305,807
		964,315
SWEDEN — 0.6%
Atlas Copco AB Class A	4,101	69,287
Epiroc AB Class B	963	18,164
Hexagon AB Class B	3,290	39,144
Holmen AB Class B	414	15,732
Industrivarden AB Class C (a)	708	28,071
L E Lundbergforetagen AB Class B	2,965	153,970
Nibe Industrier AB Class B (a)	9,379	36,937
Sagax AB Class B (a)	4,033	84,176
Skandinaviska Enskilda Banken AB Class A	6,056	118,414
Svenska Cellulosa AB SCA Class B	23,699	313,338
Svenska Handelsbanken AB Class A	7,399	96,292
Tele2 AB Class B	5,235	89,364
		1,062,889
SWITZERLAND — 2.1%
ABB Ltd.	9,747	702,191
Baloise Holding AG	1,627	401,612
Banque Cantonale Vaudoise	162	19,119
BKW AG	824	175,954
Chocoladefabriken Lindt & Spruengli AG	1	150,317
Geberit AG	303	227,426
Givaudan SA	30	121,863
Julius Baer Group Ltd. (a)	1,126	77,779
Partners Group Holding AG (a)	202	262,385
Sandoz Group AG	1,229	72,861
Sonova Holding AG	139	37,840
Straumann Holding AG	348	37,133
Swiss Life Holding AG	62	66,672
Swiss Prime Site AG	3,167	443,018
Swisscom AG (a)	517	375,250
TE Connectivity PLC	1,121	246,093
UBS Group AG	1,279	52,260
Zurich Insurance Group AG	348	247,818
		3,717,591
TAIWAN — 1.9%
Accton Technology Corp.	6,000	205,722
Advantech Co. Ltd.	3,499	36,623
Cathay Financial Holding Co. Ltd.	48,712	104,846
Delta Electronics, Inc.	13,000	364,263

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
E Ink Holdings, Inc.	5,000	$39,455
Fortune Electric Co. Ltd.	1,210	23,066
Jentech Precision Industrial Co. Ltd.	1,000	79,073
Largan Precision Co. Ltd.	1,000	77,105
MediaTek, Inc.	2,000	86,292
Novatek Microelectronics Corp.	1,000	13,994
Taiwan High Speed Rail Corp.	79,000	72,836
Taiwan Semiconductor Manufacturing Co. Ltd.	50,000	2,140,888
Voltronic Power Technology Corp.	2,000	60,831
Wiwynn Corp.	1,000	108,767
		3,413,761
THAILAND — 0.1%
Delta Electronics Thailand PCL	10,500	51,358
Delta Electronics Thailand PCL NVDR	19,100	93,422
		144,780
TURKEY — 0.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	53,366	275,939
Turkcell Iletisim Hizmetleri AS	11,076	26,065
Yapi ve Kredi Bankasi AS (b)	22,661	18,497
		320,501
UNITED ARAB EMIRATES — 0.1%
Emaar Properties PJSC	32,773	116,441
Multiply Group PJSC (b)	79,783	63,209
		179,650
UNITED KINGDOM — 2.1%
3i Group PLC	13,249	729,333
Admiral Group PLC	489	22,067
Ashtead Group PLC	2,104	140,634
AstraZeneca PLC	3,465	521,613
AstraZeneca PLC ADR	531	40,738
Aviva PLC	17,864	164,931
Barclays PLC	19,109	97,654
Bunzl PLC	1,935	61,113
Diageo PLC	5,551	132,684
Halma PLC	3,659	169,945
HSBC Holdings PLC	12,371	174,039
Informa PLC	9,755	120,505
Land Securities Group PLC REIT	27,607	216,306
Lloyds Banking Group PLC	32,061	36,178
London Stock Exchange Group PLC	545	62,482
Next PLC	556	92,629
Pearson PLC	1,737	24,706
RELX PLC (e)	1,912	91,558
RELX PLC (e)	625	29,948
Schroders PLC	4,090	20,703
Segro PLC REIT	50,750	447,784
United Utilities Group PLC	26,919	415,488
		3,813,038
UNITED STATES — 65.9%
Abbott Laboratories	2,636	353,066
Security Description	Shares	Value
AbbVie, Inc.	3,190	$738,613
Adobe, Inc. (b)	1,095	386,261
Advanced Micro Devices, Inc. (b)	4,282	692,785
AECOM	5,207	679,357
Aflac, Inc.	3,933	439,316
Agilent Technologies, Inc.	677	86,893
Airbnb, Inc. Class A (b)	541	65,688
Alcon AG	1,069	79,619
Align Technology, Inc. (b)	175	21,913
Allegion PLC	1,013	179,656
Allstate Corp.	1,125	241,481
Alnylam Pharmaceuticals, Inc. (b)	227	103,512
Alphabet, Inc. Class A	9,373	2,278,576
Alphabet, Inc. Class C	13,032	3,173,944
Amazon.com, Inc. (b)	19,021	4,176,441
American Express Co.	1,966	653,027
American Financial Group, Inc.	819	119,345
American International Group, Inc.	2,976	233,735
American Tower Corp. REIT	858	165,011
Ameriprise Financial, Inc.	444	218,115
AMETEK, Inc.	1,327	249,476
Amgen, Inc.	1,149	324,248
Amphenol Corp. Class A	2,502	309,622
Analog Devices, Inc.	3,526	866,338
Annaly Capital Management, Inc. REIT	4,237	85,630
Aon PLC Class A	441	157,252
Apollo Global Management, Inc.	1,681	224,027
Apple, Inc.	31,081	7,914,155
Applied Materials, Inc.	1,075	220,095
AppLovin Corp. Class A (b)	353	253,645
Arch Capital Group Ltd.	1,903	172,659
Arista Networks, Inc. (b)	1,516	220,896
Arthur J Gallagher & Co.	432	133,808
AT&T, Inc.	12,665	357,660
Autodesk, Inc. (b)	1,011	321,164
Automatic Data Processing, Inc.	1,063	311,990
AvalonBay Communities, Inc. REIT	2,346	453,177
Axon Enterprise, Inc. (b)	236	169,363
Bank of America Corp.	14,636	755,071
Bank of New York Mellon Corp.	2,580	281,117
Becton Dickinson & Co.	772	144,495
Biogen, Inc. (b)	306	42,864
BioMarin Pharmaceutical, Inc. (b)	388	21,014
Blackrock, Inc.	411	479,173
Blackstone, Inc.	1,695	289,591
Block, Inc. CDI (b)	465	35,515
Block, Inc. (b)	224	16,188
Booking Holdings, Inc.	73	394,147
Booz Allen Hamilton Holding Corp.	262	26,187
Boston Scientific Corp. (b)	5,455	532,572
Bristol-Myers Squibb Co.	6,725	303,297
Broadcom, Inc.	9,488	3,130,186
Broadridge Financial Solutions, Inc.	576	137,186
Brown & Brown, Inc.	788	73,907
Brown-Forman Corp. Class B (a)	1,932	52,319

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Burlington Stores, Inc. (b)	161	$40,974
BXP, Inc. REIT (a)	5,447	404,930
Cadence Design Systems, Inc. (b)	200	70,252
Capital One Financial Corp.	1,990	423,034
Carlyle Group, Inc.	473	29,657
Carrier Global Corp.	661	39,462
Carvana Co. (b)	122	46,023
Cboe Global Markets, Inc.	249	61,067
CDW Corp.	1,168	186,039
Charles Schwab Corp.	3,598	343,501
Charter Communications, Inc. Class A (b)	304	83,632
Chipotle Mexican Grill, Inc. (b)	1,914	75,010
Chubb Ltd.	1,288	363,538
Church & Dwight Co., Inc.	1,422	124,610
Cincinnati Financial Corp.	682	107,824
Cintas Corp.	283	58,089
Cisco Systems, Inc.	10,946	748,925
Citigroup, Inc.	254	25,781
CME Group, Inc.	864	233,444
Cognizant Technology Solutions Corp. Class A	1,586	106,373
Coinbase Global, Inc. Class A (b)	279	94,160
Comcast Corp. Class A	9,201	289,095
Constellation Brands, Inc. Class A	224	30,166
Cooper Cos., Inc. (b)	369	25,299
Copart, Inc. (b)	1,117	50,231
Corning, Inc.	5,566	456,579
Corpay, Inc. (b)	196	56,460
CoStar Group, Inc. (b)	640	53,997
Crowdstrike Holdings, Inc. Class A (b)	253	124,066
Crown Castle, Inc. REIT	527	50,850
CSL Ltd.	875	114,937
Danaher Corp.	1,300	257,738
Deere & Co.	145	66,303
Dexcom, Inc. (b)	754	50,737
Digital Realty Trust, Inc. REIT	6,326	1,093,639
Docusign, Inc. (b)	284	20,474
DoorDash, Inc. Class A (b)	212	57,662
Eaton Corp. PLC	1,027	384,355
eBay, Inc.	3,508	319,053
Ecolab, Inc.	367	100,507
Edison International	12,609	697,026
Edwards Lifesciences Corp. (b)	2,539	197,458
Electronic Arts, Inc.	121	24,406
Elevance Health, Inc.	298	96,290
Eli Lilly & Co.	1,928	1,471,064
Equifax, Inc.	161	41,301
Equinix, Inc. REIT	1,557	1,219,505
Equitable Holdings, Inc.	3,401	172,703
Equity Residential REIT	1,529	98,972
Erie Indemnity Co. Class A	118	37,543
Essex Property Trust, Inc. REIT	498	133,295
Estee Lauder Cos., Inc. Class A	589	51,903
Everest Group Ltd.	123	43,078
Security Description	Shares	Value
Exelon Corp.	800	$36,008
Experian PLC	1,947	97,559
Extra Space Storage, Inc. REIT	392	55,248
F5, Inc. (b)	1,231	397,847
FactSet Research Systems, Inc.	40	11,460
Fair Isaac Corp. (b)	8	11,972
Fastenal Co.	6,564	321,899
Ferrovial SE	18,973	1,087,466
Fidelity National Information Services, Inc.	1,175	77,479
First Solar, Inc. (b)	2,318	511,189
Fiserv, Inc. (b)	1,323	170,574
Fortinet, Inc. (b)	1,411	118,637
Fortive Corp.	1,966	96,314
Fox Corp. Class A	1,279	80,654
Fox Corp. Class B	1,168	66,915
Garmin Ltd.	585	144,039
Gartner, Inc. (b)	94	24,710
Gilead Sciences, Inc.	1,088	120,768
Global Payments, Inc.	626	52,008
GoDaddy, Inc. Class A (b)	261	35,713
Goldman Sachs Group, Inc.	340	270,759
Graco, Inc.	1,031	87,594
GSK PLC	9,340	197,977
Haleon PLC	17,721	79,300
Hartford Insurance Group, Inc.	1,635	218,093
Healthpeak Properties, Inc. REIT	3,561	68,193
Hershey Co.	460	86,043
Hewlett Packard Enterprise Co.	4,940	121,326
Hilton Worldwide Holdings, Inc.	152	39,435
Hologic, Inc. (b)	913	61,618
Home Depot, Inc.	2,240	907,626
Huntington Bancshares, Inc.	1,672	28,875
IDEX Corp.	440	71,614
IDEXX Laboratories, Inc. (b)	237	151,417
Illinois Tool Works, Inc.	1,898	494,922
Illumina, Inc. (b)	414	39,318
Incyte Corp. (b)	282	23,916
Ingersoll Rand, Inc.	1,600	132,192
Insulet Corp. (b)	125	38,591
Intel Corp. (b)	11,485	385,322
Intercontinental Exchange, Inc.	1,266	213,296
International Business Machines Corp.	4,547	1,282,982
Intuit, Inc.	708	483,500
Intuitive Surgical, Inc. (b)	904	404,296
IQVIA Holdings, Inc. (b)	831	157,840
Iron Mountain, Inc. REIT	779	79,411
Jack Henry & Associates, Inc.	90	13,404
Jacobs Solutions, Inc.	1,019	152,707
Johnson & Johnson	6,266	1,161,842
JPMorgan Chase & Co.	6,931	2,186,245
Kenvue, Inc.	762	12,367
Keurig Dr. Pepper, Inc.	3,911	99,770
Keysight Technologies, Inc. (b)	698	122,094
KKR & Co., Inc.	1,335	173,483

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
KLA Corp.	371	$400,161
Labcorp Holdings, Inc.	162	46,504
Lam Research Corp.	2,241	300,070
Liberty Media Corp.-Liberty Formula One Class C (b)	754	78,755
Lowe's Cos., Inc.	1,021	256,587
Lululemon Athletica, Inc. (b)	400	71,172
M&T Bank Corp.	696	137,544
Markel Group, Inc. (b)	65	124,238
Marriott International, Inc. Class A	127	33,076
Marsh & McLennan Cos., Inc.	1,386	279,321
Marvell Technology, Inc.	5,101	428,841
Mastercard, Inc. Class A	1,993	1,133,638
McCormick & Co., Inc.	213	14,252
McDonald's Corp.	1,914	581,645
Medtronic PLC	3,568	339,816
Merck & Co., Inc.	7,585	636,609
Meta Platforms, Inc. Class A	4,565	3,352,445
MetLife, Inc.	4,025	331,539
Mettler-Toledo International, Inc. (b)	77	94,526
Micron Technology, Inc.	1,422	237,929
Microsoft Corp.	15,210	7,878,019
Monolithic Power Systems, Inc.	22	20,254
Monster Beverage Corp. (b)	824	55,463
Moody's Corp.	736	350,689
Morgan Stanley	3,075	488,802
Motorola Solutions, Inc.	860	393,269
Nasdaq, Inc.	821	72,617
NetApp, Inc.	746	88,371
Netflix, Inc. (b)	931	1,116,195
Neurocrine Biosciences, Inc. (b)	168	23,584
Newmont Corp.	515	43,420
Northern Trust Corp.	662	89,105
Novartis AG	6,214	781,934
NVIDIA Corp.	52,159	9,731,826
NVR, Inc. (b)	6	48,208
Old Dominion Freight Line, Inc.	168	23,651
Omnicom Group, Inc.	510	41,580
Oracle Corp.	5,055	1,421,668
O'Reilly Automotive, Inc. (b)	1,560	168,184
Palantir Technologies, Inc. Class A (b)	3,776	688,818
Palo Alto Networks, Inc. (b)	1,136	231,312
Paychex, Inc.	874	110,788
Paycom Software, Inc.	81	16,859
PayPal Holdings, Inc. (b)	2,346	157,323
Pentair PLC	3,387	375,144
Pfizer, Inc.	11,944	304,333
Pinterest, Inc. Class A (b)	736	23,677
PNC Financial Services Group, Inc.	1,417	284,718
Pool Corp.	109	33,798
Progressive Corp.	1,337	330,172
Prologis, Inc. REIT	3,026	346,538
Prudential Financial, Inc.	1,798	186,525
Public Storage REIT	502	145,003
Qiagen NV	357	15,812
Security Description	Shares	Value
QUALCOMM, Inc.	2,560	$425,882
Quanta Services, Inc.	1,176	487,358
Quest Diagnostics, Inc.	196	37,354
Raymond James Financial, Inc.	374	64,552
Realty Income Corp. REIT	1,802	109,544
Regency Centers Corp. REIT	1,665	121,378
Regeneron Pharmaceuticals, Inc.	206	115,828
Regions Financial Corp.	4,095	107,985
Reliance, Inc.	426	119,634
ResMed, Inc.	510	139,602
Revvity, Inc.	1,019	89,315
Rivian Automotive, Inc. Class A (a) (b)	13,666	200,617
Robinhood Markets, Inc. Class A (b)	824	117,980
ROBLOX Corp. Class A (b)	300	41,556
Roche Holding AG	1,602	523,295
Rockwell Automation, Inc.	465	162,531
Rollins, Inc.	640	37,594
Roper Technologies, Inc.	70	34,908
Ross Stores, Inc.	995	151,628
Royalty Pharma PLC Class A	2,700	95,256
S&P Global, Inc.	1,182	575,291
Salesforce, Inc.	2,569	608,853
Sanofi SA	2,561	236,371
SBA Communications Corp. REIT	124	23,975
Schneider Electric SE	4,356	1,216,108
ServiceNow, Inc. (b)	674	620,269
Sherwin-Williams Co.	2,601	900,622
Simon Property Group, Inc. REIT	1,319	247,537
Snap, Inc. Class A (b)	1,819	14,024
Snap-on, Inc.	79	27,376
Snowflake, Inc. Class A (b)	443	99,919
Spotify Technology SA (b)	221	154,258
Starbucks Corp.	2,400	203,040
State Street Corp. (f)	286	33,179
STERIS PLC	201	49,735
Strategy, Inc. Class A (b)	398	128,240
Stryker Corp.	994	367,452
Sun Communities, Inc. REIT	119	15,351
Super Micro Computer, Inc. (a) (b)	1,088	52,159
Swiss Re AG	1,013	187,220
Synchrony Financial	2,100	149,205
T. Rowe Price Group, Inc.	623	63,945
Teledyne Technologies, Inc. (b)	299	175,226
Teradyne, Inc.	504	69,371
Tesla, Inc. (b)	6,852	3,047,221
Texas Instruments, Inc.	2,111	387,854
Thermo Fisher Scientific, Inc.	965	468,044
TJX Cos., Inc.	4,712	681,072
T-Mobile U.S., Inc.	862	206,346
Trade Desk, Inc. Class A (b)	664	32,543
Tradeweb Markets, Inc. Class A	198	21,974
Trane Technologies PLC	73	30,803
TransUnion	203	17,007
Travelers Cos., Inc.	941	262,746
Trimble, Inc. (b)	1,541	125,823

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
U.S. Bancorp	3,878	$187,424
Uber Technologies, Inc. (b)	3,570	349,753
U-Haul Holding Co.	962	48,966
Ulta Beauty, Inc. (b)	221	120,832
United Rentals, Inc.	98	93,557
UnitedHealth Group, Inc.	2,021	697,851
Veeva Systems, Inc. Class A (b)	217	64,646
Ventas, Inc. REIT	1,370	95,886
Veralto Corp.	2,025	215,885
VeriSign, Inc.	121	33,828
Verisk Analytics, Inc.	252	63,381
Verizon Communications, Inc.	7,823	343,821
Vertex Pharmaceuticals, Inc. (b)	472	184,854
Vertiv Holdings Co. Class A	793	119,632
Visa, Inc. Class A	3,872	1,321,823
Vulcan Materials Co.	87	26,763
W.R. Berkley Corp.	1,916	146,804
Walmart, Inc.	4,806	495,306
Walt Disney Co.	3,933	450,328
Waste Management, Inc.	700	154,581
Waters Corp. (b)	84	25,184
Wells Fargo & Co.	5,342	447,766
Welltower, Inc. REIT	1,751	311,923
West Pharmaceutical Services, Inc.	90	23,610
Westinghouse Air Brake Technologies Corp.	665	133,313
Weyerhaeuser Co. REIT	6,614	163,961
Willis Towers Watson PLC	364	125,744
Workday, Inc. Class A (b)	155	37,313
WP Carey, Inc. REIT	378	25,541
WW Grainger, Inc.	230	219,181
Xylem, Inc.	6,590	972,025
Yum! Brands, Inc.	904	137,408
Zebra Technologies Corp. Class A (b)	58	17,235
Zillow Group, Inc. Class C (b)	326	25,118
Zoetis, Inc.	1,487	217,578
Zoom Communications, Inc. (b)	390	32,175
		117,446,511
TOTAL COMMON STOCKS (Cost $131,398,461)		176,550,085
RIGHTS — 0.0% *
BELGIUM — 0.0% *
Sofina SA (expiring 10/08/25) (a) (b) (Cost $0)	185	413
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (g) (h)	1,202,613	$1,202,613
State Street Navigator Securities Lending Portfolio II (f) (i)	4,090,279	4,090,279
TOTAL SHORT-TERM INVESTMENTS (Cost $5,292,892)		5,292,892
TOTAL INVESTMENTS — 102.1% (Cost $136,691,353)		181,843,390
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(3,684,792)
NET ASSETS — 100.0%		$178,158,598
(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2025.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI World NTR Index (long)	18	12/19/2025	$1,551,963	$1,559,205	$7,242
See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

During the year ended September 30, 2025, the average notional value related to futures contracts was $1,194,376.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$176,498,727	$51,358	$0(a)	$176,550,085
Rights	413	—	—	413
Short-Term Investments	5,292,892	—	—	5,292,892
TOTAL INVESTMENTS	$181,792,032	$51,358	$0	$181,843,390
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$7,242	$—	$—	$7,242
TOTAL OTHER FINANCIAL INSTRUMENTS:	$7,242	$—	$—	$7,242
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2025.
Sector Breakdown as of September 30, 2025

% of Net Assets
Information Technology	30.0%
Financials	17.9
Industrials	11.3
Consumer Discretionary	10.1
Health Care	9.0
Communication Services	8.4
Real Estate	6.4
Materials	2.4
Utilities	2.0
Consumer Staples	1.6
Short-Term Investments	3.0
Liabilities in Excess of Other Assets	(2.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Corp.	251	$22,206	$4,822	$1,461	$363	$7,249	286	$33,179	$832
State Street Institutional U.S. Government Money Market Fund, Class G Shares	841,331	841,331	6,928,707	6,567,425	—	—	1,202,613	1,202,613	44,959
State Street Navigator Securities Lending Portfolio II	2,440,281	2,440,281	30,728,936	29,078,938	—	—	4,090,279	4,090,279	9,438
Total		$3,303,818	$37,662,465	$35,647,824	$363	$7,249		$5,326,071	$55,229
See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 4.3%
ANZ Group Holdings Ltd.	222,963	$4,907,398
Aristocrat Leisure Ltd.	24,278	1,125,995
BHP Group Ltd. (a)	344,152	9,700,526
Brambles Ltd.	175,635	2,886,771
Cochlear Ltd.	2,671	494,330
Coles Group Ltd.	91,140	1,406,786
Commonwealth Bank of Australia	122,546	13,555,174
Evolution Mining Ltd.	42,065	301,925
Fortescue Ltd. (a)	124,050	1,535,760
Glencore PLC (b)	721,208	3,316,685
Goodman Group REIT	103,988	2,259,133
Insurance Australia Group Ltd.	267,266	1,452,470
Macquarie Group Ltd.	31,791	4,621,169
Medibank Pvt Ltd.	208,653	666,532
National Australia Bank Ltd.	208,368	6,096,932
Northern Star Resources Ltd. (a)	68,723	1,080,810
Origin Energy Ltd.	211,980	1,756,121
Pro Medicus Ltd.	3,532	721,655
QBE Insurance Group Ltd.	85,402	1,165,397
Rio Tinto Ltd. (a)	27,813	2,249,386
Rio Tinto PLC	76,154	5,010,779
Santos Ltd.	175,575	783,118
Scentre Group REIT	204,747	553,640
Sigma Healthcare Ltd. (a)	99,655	196,158
Sonic Healthcare Ltd.	63,837	907,083
South32 Ltd.	437,362	794,221
Suncorp Group Ltd.	150,181	2,016,527
Telstra Group Ltd.	309,586	988,958
Transurban Group Stapled Security	203,297	1,859,344
Unibail-Rodamco-Westfield (b)	47,453	249,346
Vicinity Ltd. REIT	458,736	766,149
Wesfarmers Ltd.	91,140	5,558,286
Westpac Banking Corp.	261,008	6,741,148
WiseTech Global Ltd.	8,916	533,294
Woodside Energy Group Ltd. (a)	142,118	2,169,165
Woolworths Group Ltd.	114,674	2,029,205
		92,457,376
AUSTRIA — 0.2%
Erste Group Bank AG	33,898	3,313,868
OMV AG	16,890	901,394
Verbund AG	721	52,440
		4,267,702
BELGIUM — 0.5%
Ageas SA	22,155	1,533,292
Anheuser-Busch InBev SA	51,598	3,079,884
KBC Group NV	22,304	2,658,720
Syensqo SA	10,616	856,950
UCB SA	11,284	3,115,794
		11,244,640
Security Description	Shares	Value
BRAZIL — 1.5%
Ambev SA ADR (a)	453,045	$1,010,290
B3 SA - Brasil Bolsa Balcao	492,694	1,239,703
Banco Bradesco SA ADR	530,949	1,794,608
Banco do Brasil SA	136,149	564,736
BB Seguridade Participacoes SA	104,954	655,476
Centrais Eletricas Brasileiras SA	100,958	995,637
Cia Energetica de Minas Gerais ADR	358,262	755,933
Embraer SA	27,090	408,419
Energisa SA	24,877	237,580
Equatorial Energia SA	116,826	810,568
Gerdau SA ADR	131,960	409,076
Itau Unibanco Holding SA ADR	474,676	3,484,122
Klabin SA	97,504	330,289
Localiza Rent a Car SA	60,818	450,521
MBRF Global Foods Co. SA	65,013	237,075
Motiva Infraestrutura de Mobilidade SA	193,900	541,772
NU Holdings Ltd. Class A (b)	191,523	3,066,283
Petroleo Brasileiro SA - Petrobras ADR (a)	271,783	3,212,475
PRIO SA (b)	78,168	559,669
Raia Drogasil SA	170,815	590,814
Rumo SA	152,328	456,794
Suzano SA	56,039	525,081
TOTVS SA	87,006	750,380
Vale SA	10,374	112,164
Vale SA ADR	229,035	2,487,320
Vibra Energia SA	112,459	519,264
WEG SA	128,899	885,620
Wheaton Precious Metals Corp.	32,232	3,607,742
Yara International ASA	19,710	720,225
		31,419,636
CANADA — 8.1%
Agnico Eagle Mines Ltd.	30,522	5,141,840
Alamos Gold, Inc. Class A (a)	1,475	51,425
Alimentation Couche-Tard, Inc. (a)	45,814	2,444,796
AtkinsRealis Group, Inc.	1,790	129,213
Bank of Montreal	61,848	8,061,043
Bank of Nova Scotia (a)	92,875	6,006,771
Barrick Mining Corp.	128,393	4,217,942
Bombardier, Inc. Class B (a) (b)	3,150	441,530
Brookfield Asset Management Ltd. Class A (a)	24,902	1,417,449
Brookfield Corp. (a)	99,621	6,836,862
Brookfield Renewable Corp. (a)	9,925	341,747
CAE, Inc. (a) (b)	38,117	1,128,936
Cameco Corp. (a)	36,346	3,051,037
Canadian Imperial Bank of Commerce (a)	71,977	5,752,883
Canadian National Railway Co.	50,102	4,725,734
Canadian Natural Resources Ltd.	170,742	5,460,701

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Canadian Pacific Kansas City Ltd. (a)	60,285	$4,490,829
Canadian Tire Corp. Ltd. Class A (a)	10,439	1,242,942
CCL Industries, Inc. Class B (a)	11,634	655,865
Celestica, Inc. (b)	6,730	1,656,478
Cenovus Energy, Inc.	85,886	1,458,593
CGI, Inc.	11,861	1,056,698
Constellation Software, Inc.	1,348	3,660,139
Dollarama, Inc. (a)	18,542	2,445,881
Enbridge, Inc.	118,541	5,981,575
Fairfax Financial Holdings Ltd.	1,239	2,168,116
FirstService Corp. (a)	1,898	361,703
Franco-Nevada Corp.	13,387	2,980,373
George Weston Ltd.	15,447	942,429
Gildan Activewear, Inc. (a)	25,583	1,478,276
IGM Financial, Inc. (a)	19,552	711,876
Imperial Oil Ltd.	31,660	2,871,335
Intact Financial Corp.	9,011	1,753,564
Kinross Gold Corp.	116,175	2,883,919
Loblaw Cos. Ltd.	88,680	3,430,821
Lundin Gold, Inc.	3,580	232,003
Magna International, Inc.	16,677	790,342
Manulife Financial Corp.	135,011	4,207,328
National Bank of Canada (a)	41,280	4,385,815
Nutrien Ltd. (a)	39,144	2,299,295
Open Text Corp. (a)	19,552	730,987
Pan American Silver Corp.	20,925	811,043
Pembina Pipeline Corp.	8,366	338,332
RB Global, Inc. (a)	9,776	1,059,102
Restaurant Brands International, Inc. (a)	16,672	1,069,769
Rogers Communications, Inc. Class B (a)	48,241	1,661,080
Royal Bank of Canada	112,754	16,622,179
Shopify, Inc. Class A (b)	79,838	11,863,810
Sun Life Financial, Inc.	54,479	3,272,107
Suncor Energy, Inc.	114,979	4,812,690
TC Energy Corp. (a)	62,143	3,379,589
Teck Resources Ltd. Class B	37,631	1,651,123
TELUS Corp.	89,843	1,415,379
TFI International, Inc. (a)	2,798	246,298
Thomson Reuters Corp. (a)	17,398	2,702,104
Toronto-Dominion Bank (a)	135,017	10,798,255
Tourmaline Oil Corp. (a)	9,160	395,129
		172,185,080
CHILE — 0.1%
Antofagasta PLC	6,341	234,841
Banco Santander Chile	3,866,292	256,052
Enel Americas SA	1,943,695	196,079
Latam Airlines Group SA	17,547,312	398,742
Lundin Mining Corp. (a)	25,427	379,377
Sociedad Quimica y Minera de Chile SA ADR (a) (b)	13,293	571,333
		2,036,424
Security Description	Shares	Value
CHINA — 9.6%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	24,500	$74,627
3SBio, Inc. (a) (c)	102,000	393,296
AAC Technologies Holdings, Inc.	68,000	399,764
Advanced Micro-Fabrication Equipment, Inc. China Class A	3,343	140,237
AECC Aviation Power Co. Ltd. Class A	53,900	318,981
Agricultural Bank of China Ltd. Class H	2,027,000	1,367,764
Air China Ltd. Class A (b)	83,300	92,446
Airtac International Group	17,789	439,501
Akeso, Inc. (b) (c)	52,000	943,705
Alibaba Group Holding Ltd.	1,089,300	24,781,001
Alibaba Health Information Technology Ltd. (a) (b)	404,000	345,823
Aluminum Corp. of China Ltd. Class A	194,300	224,631
Angel Yeast Co. Ltd. Class A	25,700	142,610
Anhui Conch Cement Co. Ltd. Class H (a)	106,500	321,674
Anhui Gujing Distillery Co. Ltd. Class B	13,800	191,558
ANTA Sports Products Ltd.	65,800	790,743
Autohome, Inc. ADR	5,863	167,389
AviChina Industry & Technology Co. Ltd. Class H	546,000	305,969
Avicopter PLC Class A	87,500	444,903
Baidu, Inc. Class A (b)	151,764	2,598,191
Bank of Chengdu Co. Ltd. Class A	73,400	177,645
Bank of China Ltd. Class H	5,312,436	2,908,716
Bank of Communications Co. Ltd. Class H	1,100,710	923,813
Bank of Ningbo Co. Ltd. Class A	14,800	54,882
Beijing Compass Technology Development Co. Ltd. Class A (b)	3,100	72,692
Beijing Enlight Media Co. Ltd. Class A	13,900	37,776
Beijing Enterprises Water Group Ltd. (a)	470,000	144,376
Beijing Roborock Technology Co. Ltd. Class A	2,440	71,816
Beijing Tiantan Biological Products Corp. Ltd. Class A	85,340	228,455
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (b)	13,000	103,144
Beijing Yanjing Brewery Co. Ltd. Class A	150,700	256,474
BeOne Medicines Ltd. Class H (b)	56,671	1,494,639
Bilibili, Inc. Class Z (b)	16,882	487,340
BOC Hong Kong Holdings Ltd.	165,000	774,909

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
BOC International China Co. Ltd. Class A	6,200	$12,492
BYD Co. Ltd. Class A	37,800	579,193
BYD Co. Ltd. Class H	221,500	3,137,281
BYD Electronic International Co. Ltd. (a)	43,500	231,131
Cambricon Technologies Corp. Ltd. Class A (b)	1,374	255,430
CGN Power Co. Ltd. Class H (c)	654,400	243,074
Changchun High-Tech Industry Group Co. Ltd. Class A	4,900	89,373
China CITIC Bank Corp. Ltd. Class H	529,000	454,862
China CITIC Financial Asset Management Co. Ltd. Class H (b) (c)	948,000	126,718
China Construction Bank Corp. Class A	152,800	184,585
China Construction Bank Corp. Class H	5,461,720	5,250,844
China Eastern Airlines Corp. Ltd. Class A (b)	316,600	184,344
China Everbright Bank Co. Ltd. Class H	36,000	14,992
China Feihe Ltd. (c)	373,000	191,764
China Galaxy Securities Co. Ltd. Class H	297,000	451,966
China Gas Holdings Ltd.	122,266	119,745
China Greatwall Technology Group Co. Ltd. Class A (b)	75,800	180,157
China Hongqiao Group Ltd. (a)	123,500	419,370
China International Capital Corp. Ltd. Class H (c)	81,200	223,341
China Life Insurance Co. Ltd. Class H	557,000	1,582,142
China Literature Ltd. (a) (b) (c)	43,000	218,194
China Longyuan Power Group Corp. Ltd. Class H (a)	250,000	267,017
China Mengniu Dairy Co. Ltd.	345,000	665,133
China Merchants Bank Co. Ltd. Class H	361,514	2,172,690
China Merchants Port Holdings Co. Ltd.	426,108	797,953
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	19,000	27,111
China Minsheng Banking Corp. Ltd. Class H	335,200	177,070
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	29,800	201,945
China Oilfield Services Ltd. Class H	348,000	298,782
China Overseas Land & Investment Ltd.	313,000	577,693
China Pacific Insurance Group Co. Ltd. Class H	192,800	767,691
China Petroleum & Chemical Corp. Class H	2,183,800	1,136,753
Security Description	Shares	Value
China Power International Development Ltd. (a)	380,000	$157,755
China Railway Group Ltd. Class H	203,000	102,538
China Rare Earth Resources & Technology Co. Ltd. Class A (b)	33,300	241,782
China Resources Beer Holdings Co. Ltd.	184,670	651,296
China Resources Gas Group Ltd.	53,700	136,935
China Resources Land Ltd.	170,000	663,796
China Resources Mixc Lifestyle Services Ltd. (c)	74,600	396,376
China Resources Power Holdings Co. Ltd. (a)	140,000	321,012
China Ruyi Holdings Ltd. (a) (b)	780,000	297,748
China Shenhua Energy Co. Ltd. Class H (a)	250,500	1,197,702
China Southern Airlines Co. Ltd. Class A (b)	199,700	169,513
China Taiping Insurance Holdings Co. Ltd.	144,200	282,084
China Tourism Group Duty Free Corp. Ltd. Class A	9,300	93,386
China Vanke Co. Ltd. Class H (a) (b)	96,100	68,798
China Yangtze Power Co. Ltd. Class A	137,600	526,082
Chongqing Changan Automobile Co. Ltd. Class A	55,400	95,062
Chongqing Zhifei Biological Products Co. Ltd. Class A	18,050	52,574
CITIC Ltd.	385,000	565,099
CITIC Securities Co. Ltd. Class H	107,725	426,447
CMOC Group Ltd. Class A	136,900	301,559
CMOC Group Ltd. Class H	18,000	36,299
CNPC Capital Co. Ltd. Class A	32,100	47,289
Contemporary Amperex Technology Co. Ltd. Class A	18,220	1,027,645
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	51,800	88,085
COSCO SHIPPING Holdings Co. Ltd. Class A	103,420	208,076
COSCO SHIPPING Holdings Co. Ltd. Class H (a)	108,649	169,109
CRRC Corp. Ltd. Class A	146,400	153,437
CSPC Innovation Pharmaceutical Co. Ltd. Class A	27,200	175,243
CSPC Pharmaceutical Group Ltd.	640,800	771,721
East Money Information Co. Ltd. Class A	42,200	160,572
Eastroc Beverage Group Co. Ltd. Class A	5,190	221,220

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Ecovacs Robotics Co. Ltd. Class A	21,300	$321,260
ENN Energy Holdings Ltd.	42,600	352,335
Eoptolink Technology, Inc. Ltd. Class A	3,400	174,484
Eve Energy Co. Ltd. Class A	19,000	242,585
Foshan Haitian Flavouring & Food Co. Ltd. Class A	31,568	172,558
Fosun International Ltd.	113,500	80,380
Foxconn Industrial Internet Co. Ltd. Class A	21,400	198,195
Fuyao Glass Industry Group Co. Ltd. Class A	13,700	141,106
Ganfeng Lithium Group Co. Ltd. Class A	13,440	114,800
GCL Technology Holdings Ltd. (a) (b)	1,026,000	172,749
GDS Holdings Ltd. Class A (b)	54,300	279,721
Geely Automobile Holdings Ltd.	486,000	1,221,184
Genscript Biotech Corp. (a) (b)	152,000	326,646
Giant Biogene Holding Co. Ltd. (c)	27,600	200,427
Giant Network Group Co. Ltd. Class A	12,600	79,870
GigaDevice Semiconductor, Inc. Class A	5,100	152,626
GoerTek, Inc. Class A	97,100	510,881
Great Wall Motor Co. Ltd. Class H	241,500	521,464
Guangdong Haid Group Co. Ltd. Class A	12,700	113,629
Guangzhou Automobile Group Co. Ltd. Class A	70,200	75,052
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	3,800	13,622
Guangzhou Tinci Materials Technology Co. Ltd. Class A	22,600	121,032
Guotai Haitong Securities Co. Ltd. Class H (c)	94,856	195,798
H World Group Ltd. ADR (a)	12,668	495,445
Haidilao International Holding Ltd. (a) (c)	129,000	222,505
Haier Smart Home Co. Ltd. Class H	172,600	562,141
Hainan Airlines Holding Co. Ltd. Class A (b)	617,000	140,239
Hainan Airport Infrastructure Co. Ltd. Class A	522,700	305,081
Hangzhou First Applied Material Co. Ltd. Class A	18,712	41,218
Hangzhou Silan Microelectronics Co. Ltd. Class A	15,600	68,814
Hangzhou Tigermed Consulting Co. Ltd. Class A	18,300	148,918
Hansoh Pharmaceutical Group Co. Ltd. (a) (c)	100,000	463,472
Security Description	Shares	Value
Hengan International Group Co. Ltd.	64,000	$208,935
Hithink RoyalFlush Information Network Co. Ltd. Class A	2,400	125,186
Horizon Robotics (a) (b)	235,800	290,340
Hoshine Silicon Industry Co. Ltd. Class A	6,600	45,791
Hua Hong Semiconductor Ltd. Class H (b) (c)	41,000	421,572
Huadian Power International Corp. Ltd. Class A	287,100	205,031
Hualan Biological Engineering, Inc. Class A	147,120	328,612
Huaneng Power International, Inc. Class H	640,000	445,838
Huatai Securities Co. Ltd. Class H (c)	144,000	380,896
Humanwell Healthcare Group Co. Ltd. Class A	36,000	106,474
Hundsun Technologies, Inc. Class A	2,900	14,046
Hygon Information Technology Co. Ltd. Class A	1,672	59,257
Iflytek Co. Ltd. Class A	10,300	80,999
Imeik Technology Development Co. Ltd. Class A	1,700	43,303
Industrial & Commercial Bank of China Ltd. Class H	4,454,045	3,285,977
Ingenic Semiconductor Co. Ltd. Class A	9,100	113,645
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	78,100	26,079
Inner Mongolia Yitai Coal Co. Ltd. Class B	119,300	228,579
Innovent Biologics, Inc. (b) (c)	98,500	1,220,426
JA Solar Technology Co. Ltd. Class A (b)	20,852	38,443
JD Health International, Inc. (b) (c)	65,150	556,845
JD.com, Inc. Class A	151,902	2,704,029
Jiangsu Eastern Shenghong Co. Ltd. Class A (b)	18,000	24,017
Jiangsu Expressway Co. Ltd. Class H	38,000	44,054
Jiangsu Hengli Hydraulic Co. Ltd. Class A	5,400	72,559
Jiangsu Hoperun Software Co. Ltd. Class A (b)	4,900	41,662
Jiangsu King's Luck Brewery JSC Ltd. Class A	23,700	130,680
Kanzhun Ltd. ADR (b)	18,486	431,833
KE Holdings, Inc. Class A	100,500	680,084
Kingdee International Software Group Co. Ltd. (b)	215,000	484,140
Kingsoft Corp. Ltd.	120,600	536,627
Kuaishou Technology (a) (c)	163,500	1,777,814
Kuang-Chi Technologies Co. Ltd. Class A	145,600	1,025,496

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Kweichow Moutai Co. Ltd. Class A	5,245	$1,062,621
Laopu Gold Co. Ltd. Class H (a)	1,200	109,814
Lenovo Group Ltd.	446,000	662,087
Lens Technology Co. Ltd. Class A	24,800	116,495
Li Auto, Inc. Class A (a) (b)	78,920	1,028,545
Li Ning Co. Ltd.	144,000	326,482
Lingyi iTech Guangdong Co. Class A	102,100	233,641
Longfor Group Holdings Ltd. (a) (c)	115,224	175,937
LONGi Green Energy Technology Co. Ltd. Class A (b)	25,592	64,632
Luxshare Precision Industry Co. Ltd. Class A	59,318	538,384
Luzhou Laojiao Co. Ltd. Class A	6,200	114,755
Mango Excellent Media Co. Ltd. Class A	40,900	205,206
Maxscend Microelectronics Co. Ltd. Class A	5,440	63,441
Meihua Holdings Group Co. Ltd. Class A	27,200	40,491
Meitu, Inc. (c)	234,500	279,396
Meituan Class B (b) (c)	324,500	4,358,420
MINISO Group Holding Ltd.	21,200	121,362
Muyuan Foods Co. Ltd. Class A	29,762	221,313
NAURA Technology Group Co. Ltd. Class A	13,965	886,327
NetEase Cloud Music, Inc. (b) (c)	4,700	156,941
NetEase, Inc.	122,775	3,736,713
New China Life Insurance Co. Ltd. Class H	74,600	442,591
New Hope Liuhe Co. Ltd. Class A	127,600	175,447
New Oriental Education & Technology Group, Inc. (b)	115,390	626,752
NIO, Inc. Class A (a) (b)	100,588	742,089
Nongfu Spring Co. Ltd. Class H (c)	116,200	804,995
OmniVision Integrated Circuits Group, Inc. Class A	8,100	171,799
PDD Holdings, Inc. ADR (b)	44,539	5,886,720
People's Insurance Co. Group of China Ltd. Class A	24,200	26,450
People's Insurance Co. Group of China Ltd. Class H	84,000	73,523
PetroChina Co. Ltd. Class H	1,348,000	1,226,652
Pharmaron Beijing Co. Ltd. Class A	27,925	140,068
PICC Property & Casualty Co. Ltd. Class H	615,415	1,388,963
Ping An Insurance Group Co. of China Ltd. Class A	46,500	359,544
Ping An Insurance Group Co. of China Ltd. Class H (a)	369,000	2,515,995
Pop Mart International Group Ltd. (c)	41,600	1,426,518
Security Description	Shares	Value
Postal Savings Bank of China Co. Ltd. Class A	167,600	$135,211
Prosus NV	103,273	7,273,464
Qfin Holdings, Inc. ADR	10,149	292,088
Range Intelligent Computing Technology Group Co. Ltd. Class A	1,900	14,222
Rockchip Electronics Co. Ltd. Class A	9,400	297,468
SAIC Motor Corp. Ltd. Class A	53,100	127,546
Seres Group Co. Ltd. Class A	26,400	635,498
SF Holding Co. Ltd. Class A	6,800	38,477
SG Micro Corp. Class A	4,706	54,994
Shandong Gold Mining Co. Ltd. Class A	79,741	440,022
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	249,600	186,388
Shanghai Allist Pharmaceuticals Co. Ltd. Class A	2,718	42,040
Shanghai Baosight Software Co. Ltd. Class A	85,714	279,243
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	72,500	303,533
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	27,700	69,761
Shanghai RAAS Blood Products Co. Ltd. Class A	315,877	296,492
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	27,300	210,474
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	16,600	451,857
Shengyi Technology Co. Ltd. Class A	49,600	375,928
Shennan Circuits Co. Ltd. Class A	11,284	342,981
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	4,900	168,909
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	51,200	433,527
Shenzhou International Group Holdings Ltd.	44,500	352,607
Sichuan Chuantou Energy Co. Ltd. Class A	167,470	335,532
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H (a) (b)	1,600	105,702
Silergy Corp.	22,000	186,233
Sinopharm Group Co. Ltd. Class H	54,400	128,232
SITC International Holdings Co. Ltd.	79,000	304,205
Smoore International Holdings Ltd. (a) (c)	135,000	305,903
Spring Airlines Co. Ltd. Class A	27,300	204,844
Sungrow Power Supply Co. Ltd. Class A	11,900	270,444

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Sunny Optical Technology Group Co. Ltd.	51,600	$599,869
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	2,700	27,086
TAL Education Group ADR (b)	37,409	418,981
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (b)	16,500	20,951
Tencent Holdings Ltd.	422,900	36,037,055
Tencent Music Entertainment Group ADR	54,051	1,261,550
Tianqi Lithium Corp. Class A (b)	4,200	28,032
Tingyi Cayman Islands Holding Corp.	280,000	374,994
Tongcheng Travel Holdings Ltd.	121,200	358,285
TongFu Microelectronics Co. Ltd. Class A	26,400	148,790
Tongwei Co. Ltd. Class A (b)	17,300	54,103
TravelSky Technology Ltd. Class H	124,000	169,256
Trina Solar Co. Ltd. Class A (b)	6,130	14,939
Trip.com Group Ltd.	40,475	3,100,496
Tsingtao Brewery Co. Ltd. Class H	60,000	408,719
Victory Giant Technology Huizhou Co. Ltd. Class A	1,900	76,108
Vipshop Holdings Ltd. ADR	37,455	735,616
Want Want China Holdings Ltd.	364,000	247,489
Weichai Power Co. Ltd. Class A	86,500	170,150
Wens Foodstuff Group Co. Ltd. Class A	25,380	66,268
Western Superconducting Technologies Co. Ltd. Class A	9,077	82,894
Wharf Holdings Ltd. (a)	56,000	160,218
Wuhan Guide Infrared Co. Ltd. Class A (b)	165,949	287,548
Wuliangye Yibin Co. Ltd. Class A	18,300	311,907
WuXi AppTec Co. Ltd. Class A	25,702	403,990
WuXi AppTec Co. Ltd. Class H (a) (c)	8,600	131,204
Wuxi Biologics Cayman, Inc. (b) (c)	254,500	1,340,472
WuXi XDC Cayman, Inc. (b)	10,500	105,669
Xiaomi Corp. Class B (b) (c)	1,104,200	7,663,719
Xinyi Solar Holdings Ltd. (a)	280,961	124,223
XPeng, Inc. Class A (b)	67,412	807,083
Yadea Group Holdings Ltd. (c)	121,463	216,530
Yankuang Energy Group Co. Ltd. Class H (a)	274,800	359,553
Yealink Network Technology Corp. Ltd. Class A	31,490	163,472
Yifeng Pharmacy Chain Co. Ltd. Class A	26,116	90,322
Yonghui Superstores Co. Ltd. Class A (b)	22,400	14,708
Yonyou Network Technology Co. Ltd. Class A (b)	28,930	63,401
Security Description	Shares	Value
Youngor Fashion Co. Ltd. Class A	131,760	$136,984
Yum China Holdings, Inc.	26,126	1,145,052
Zhaojin Mining Industry Co. Ltd. Class H	89,000	357,583
Zhejiang China Commodities City Group Co. Ltd. Class A	9,600	24,985
Zhejiang Huayou Cobalt Co. Ltd. Class A	6,240	57,695
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	8,100	51,720
Zhejiang Leapmotor Technology Co. Ltd. Class H (b) (c)	34,500	294,210
Zhejiang Weiming Environment Protection Co. Ltd. Class A	49,200	136,126
Zhongji Innolight Co. Ltd. Class A	2,500	141,594
Zhuzhou CRRC Times Electric Co. Ltd. Class H	72,300	397,722
Zijin Mining Group Co. Ltd. Class H (a)	594,000	2,488,869
ZTE Corp. Class H (a)	64,000	292,016
ZTO Express Cayman, Inc.	22,184	420,562
		205,443,774
COLOMBIA — 0.0% *
Grupo Cibest SA	6,079	93,917
CONGO — 0.0% *
Ivanhoe Mines Ltd. Class A (a) (b)	27,734	294,203
DENMARK — 1.2%
AP Moller - Maersk AS Class B	657	1,289,117
Coloplast AS Class B	4,909	419,592
Danske Bank AS	62,071	2,646,870
DSV AS	15,636	3,112,285
Genmab AS (b)	5,276	1,600,789
Novo Nordisk AS Class B	213,789	11,598,410
Novonesis Novozymes B Class B	19,155	1,173,217
Orsted AS (b) (c) (d)	11,339	202,673
Orsted AS (b) (d)	24,297	434,285
Pandora AS	8,677	1,131,474
Vestas Wind Systems AS	81,594	1,538,685
		25,147,397
EGYPT — 0.0% *
Commercial International Bank - Egypt (CIB)	280,334	591,719
Talaat Moustafa Group	15,066	17,909
		609,628
FINLAND — 0.5%
Elisa OYJ	10,423	546,952
Fortum OYJ	13,340	252,438
Kone OYJ Class B	30,893	2,105,357
Neste OYJ (a)	27,947	511,776
Nokia OYJ	207,530	994,655
Nordea Bank Abp	9,195	150,988

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Sampo OYJ Class A	163,220	$1,875,259
Stora Enso OYJ Class R (a)	68,834	755,095
UPM-Kymmene OYJ (a)	59,655	1,631,101
Wartsila OYJ Abp	32,465	970,825
		9,794,446
FRANCE — 5.8%
Accor SA	24,590	1,164,398
Air Liquide SA	45,520	9,459,532
Airbus SE	39,609	9,187,108
Alstom SA (b)	33,553	872,076
AXA SA	126,239	6,028,164
BioMerieux	672	89,856
BNP Paribas SA	74,237	6,745,377
Bouygues SA	21,963	988,906
Capgemini SE	14,798	2,148,244
Carrefour SA	53,193	805,960
Cie de Saint-Gobain SA	35,405	3,813,135
Cie Generale des Etablissements Michelin SCA	47,837	1,716,606
Credit Agricole SA	62,752	1,232,826
Danone SA	49,052	4,274,292
Dassault Systemes SE	44,911	1,504,485
Edenred SE	12,430	295,026
Engie SA	91,930	1,971,864
EssilorLuxottica SA	22,328	7,240,969
FDJ UNITED	366	12,256
Hermes International SCA	1,509	3,693,314
Kering SA	5,839	1,938,526
Klepierre SA REIT	10,375	404,241
Legrand SA	19,694	3,253,547
L'Oreal SA	17,006	7,363,384
LVMH Moet Hennessy Louis Vuitton SE	18,635	11,396,931
Orange SA	149,819	2,431,075
Pernod Ricard SA	18,162	1,782,772
Publicis Groupe SA	22,301	2,140,316
Renault SA	6,764	276,580
Safran SA	22,238	7,841,506
Sartorius Stedim Biotech	1,320	266,849
Societe Generale SA	38,949	2,579,319
Sodexo SA	12,414	781,104
Teleperformance SE (a)	2,416	179,810
Thales SA	4,167	1,305,333
TotalEnergies SE	146,141	8,882,850
Unibail-Rodamco-Westfield REIT (b)	6,321	664,286
Veolia Environnement SA	50,054	1,704,413
Vinci SA	39,932	5,534,225
		123,971,461
GERMANY — 5.9%
adidas AG	12,638	2,664,027
Allianz SE	28,882	12,128,849
Aumovio SE (b)	1	21
BASF SE	66,287	3,301,639
Bayer AG	69,356	2,300,555
Security Description	Shares	Value
Bayerische Motoren Werke AG	25,314	$2,541,323
Commerzbank AG	52,807	1,991,127
Continental AG	6,871	453,080
Covestro AG (b)	12,230	837,785
CTS Eventim AG & Co. KGaA	295	28,909
Daimler Truck Holding AG	30,024	1,235,442
Deutsche Bank AG	129,848	4,569,512
Deutsche Boerse AG	15,462	4,144,086
Deutsche Lufthansa AG	53,695	454,764
Deutsche Post AG	80,887	3,605,901
Deutsche Telekom AG	245,817	8,379,101
Dr. Ing hc F Porsche AG Preference Shares (c)	2,966	143,863
E.ON SE	169,338	3,186,538
Fresenius Medical Care AG	19,859	1,042,111
Fresenius SE & Co. KGaA	30,317	1,688,505
Heidelberg Materials AG	6,549	1,473,991
Henkel AG & Co. KGaA Preference Shares	7,506	605,903
Hensoldt AG	2,401	311,176
Infineon Technologies AG	72,314	2,820,969
LEG Immobilien SE	3,070	244,211
Mercedes-Benz Group AG	49,213	3,091,917
Merck KGaA	9,641	1,239,868
MTU Aero Engines AG	2,170	996,697
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,763	7,510,615
Porsche Automobil Holding SE Preference Shares	10,856	426,681
Rheinmetall AG	2,840	6,622,275
RWE AG	43,690	1,941,518
SAP SE	73,206	19,603,282
Sartorius AG Preference Shares	1,822	423,674
Scout24 SE (c)	1,620	202,913
Siemens AG	53,364	14,371,456
Siemens Energy AG (b)	42,283	4,939,436
Siemens Healthineers AG (c)	19,206	1,038,535
Symrise AG	9,134	794,630
Volkswagen AG Preference Shares	9,750	1,053,517
Vonovia SE	43,602	1,360,219
Zalando SE (b) (c)	14,250	435,505
		126,206,126
GREECE — 0.1%
Alpha Bank SA	23,640	100,386
Eurobank Ergasias Services & Holdings SA Class A	11,465	44,213
Hellenic Telecommunications Organization SA	2,770	52,467
Jumbo SA	30,845	1,059,017
National Bank of Greece SA	11,915	173,111
OPAP SA	56,550	1,320,287
Piraeus Financial Holdings SA	13,989	118,577
		2,868,058

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
HONG KONG — 1.2%
AIA Group Ltd.	771,600	$7,403,211
China Common Rich Renewable Energy Investments Ltd. (a) (b) (e)	448,000	—
China Huishan Dairy Holdings Co. Ltd. (b) (e)	1,418,000	—
CK Asset Holdings Ltd.	105,332	510,658
CLP Holdings Ltd.	93,500	774,520
Futu Holdings Ltd. ADR	4,073	708,335
Hang Seng Bank Ltd. (a)	53,400	813,313
Henderson Land Development Co. Ltd. (a)	222,317	784,070
Hong Kong & China Gas Co. Ltd.	723,057	628,228
Hong Kong Exchanges & Clearing Ltd.	86,040	4,887,882
Hongkong Land Holdings Ltd.	18,000	113,940
J&T Global Express Ltd. (b)	22,800	28,660
Jardine Matheson Holdings Ltd.	6,400	403,200
Link REIT	301,282	1,548,928
Prudential PLC	140,349	1,966,916
Sino Biopharmaceutical Ltd.	1,281,500	1,340,729
Sun Hung Kai Properties Ltd.	110,185	1,319,886
Swire Pacific Ltd. Class A	68,006	576,448
Techtronic Industries Co. Ltd.	113,000	1,445,832
WH Group Ltd. (c)	437,705	474,250
Wharf Real Estate Investment Co. Ltd.	101,000	298,571
		26,027,577
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	82,841	674,158
OTP Bank Nyrt	24,334	2,105,808
		2,779,966
INDIA — 4.6%
ABB India Ltd.	1,650	96,324
Adani Enterprises Ltd.	18,750	529,184
Adani Ports & Special Economic Zone Ltd.	55,754	881,314
Adani Power Ltd. (b)	361,460	588,872
Ambuja Cements Ltd.	143,750	922,756
APL Apollo Tubes Ltd.	1,324	25,143
Apollo Hospitals Enterprise Ltd.	9,153	763,774
Asian Paints Ltd.	25,323	670,232
Aurobindo Pharma Ltd.	32,274	393,989
Avenue Supermarts Ltd. (b) (c)	10,388	523,607
Axis Bank Ltd.	158,278	2,017,231
Bajaj Auto Ltd.	6,328	618,519
Bajaj Finance Ltd.	164,177	1,847,040
Bajaj Finserv Ltd.	32,720	739,389
Bajaj Holdings & Investment Ltd.	148	20,414
Balkrishna Industries Ltd.	8,285	214,131
Bharat Electronics Ltd.	496,159	2,257,307
Bharat Forge Ltd.	27,875	380,630
Bharat Heavy Electricals Ltd.	48,168	129,359
Security Description	Shares	Value
Bharat Petroleum Corp. Ltd.	155,240	$593,851
Bharti Airtel Ltd.	156,871	3,318,737
Britannia Industries Ltd.	5,073	342,299
BSE Ltd.	12,496	287,135
CG Power & Industrial Solutions Ltd.	28,930	241,423
Cholamandalam Investment & Finance Co. Ltd.	54,124	981,914
Cipla Ltd.	42,246	715,275
Colgate-Palmolive India Ltd.	7,446	186,375
Dabur India Ltd.	79,919	442,220
Divi's Laboratories Ltd.	10,359	663,795
Dixon Technologies India Ltd.	2,784	511,782
DLF Ltd.	85,357	685,442
Dr. Reddy's Laboratories Ltd. ADR	97,653	1,365,189
Eicher Motors Ltd.	13,950	1,100,666
Eternal Ltd. (b)	478,691	1,754,884
Godrej Consumer Products Ltd.	43,944	577,531
Godrej Properties Ltd. (b)	11,147	247,173
HCL Technologies Ltd.	90,008	1,404,120
HDFC Bank Ltd.	702,088	7,519,936
HDFC Life Insurance Co. Ltd. (c)	77,087	656,755
Hero MotoCorp Ltd.	12,739	785,169
Hindalco Industries Ltd.	123,735	1,061,845
Hindustan Aeronautics Ltd.	14,238	761,140
Hindustan Petroleum Corp. Ltd.	99,198	495,382
Hindustan Unilever Ltd.	63,309	1,792,841
Hitachi Energy India Ltd.	83	16,827
ICICI Bank Ltd. ADR	163,013	4,927,883
ICICI Lombard General Insurance Co. Ltd. (c)	24,001	510,843
Indian Hotels Co. Ltd.	1,689	13,702
Indian Oil Corp. Ltd.	244,909	413,171
Info Edge India Ltd.	46,808	690,242
Infosys Ltd. ADR (a)	256,101	4,166,763
InterGlobe Aviation Ltd. (c)	16,225	1,022,323
ITC Ltd.	210,338	951,260
Jio Financial Services Ltd.	164,131	541,997
JSW Energy Ltd.	14,441	86,340
JSW Steel Ltd.	60,652	780,584
Jubilant Foodworks Ltd.	61,127	425,052
Kotak Mahindra Bank Ltd.	69,034	1,549,341
Larsen & Toubro Ltd.	41,011	1,690,071
Lodha Developers Ltd. (c)	24,278	310,568
LTIMindtree Ltd. (c)	10,462	607,709
Lupin Ltd.	30,804	663,098
Mahindra & Mahindra Ltd. GDR	60,077	2,306,957
Marico Ltd.	106,946	840,018
Maruti Suzuki India Ltd.	8,409	1,518,074
Max Healthcare Institute Ltd.	53,941	677,203
Muthoot Finance Ltd.	17,243	597,581
Nestle India Ltd.	92,104	1,195,948
NHPC Ltd.	37,108	36,076
NTPC Ltd.	191,680	734,974

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
PB Fintech Ltd. (b)	27,993	$536,600
Persistent Systems Ltd.	397	21,563
Petronet LNG Ltd.	165,858	520,800
Phoenix Mills Ltd.	14,570	255,253
PI Industries Ltd.	11,246	445,021
Power Finance Corp. Ltd.	63,302	292,488
Power Grid Corp. of India Ltd.	310,354	979,592
REC Ltd.	59,064	248,027
Reliance Industries Ltd. GDR (c)	110,433	6,736,413
Samvardhana Motherson International Ltd.	346,086	411,809
SBI Life Insurance Co. Ltd. (c)	38,419	774,795
Shree Cement Ltd.	2,253	742,595
Shriram Finance Ltd.	170,883	1,185,747
Siemens Ltd.	4,447	156,727
Solar Industries India Ltd.	1,285	192,861
State Bank of India	123,888	1,217,340
Sun Pharmaceutical Industries Ltd.	62,854	1,128,613
Supreme Industries Ltd.	2,385	113,345
Suzlon Energy Ltd. (b)	618,188	383,283
Swiggy Ltd. (b)	8,236	39,233
Tata Consultancy Services Ltd.	56,686	1,844,061
Tata Consumer Products Ltd.	64,883	825,244
Tata Motors Ltd.	127,031	973,169
Tata Power Co. Ltd.	129,394	566,389
Tata Steel Ltd.	566,478	1,076,764
Tech Mahindra Ltd.	46,154	727,901
Titan Co. Ltd.	20,706	785,202
Torrent Pharmaceuticals Ltd.	11,113	450,985
Torrent Power Ltd.	12,976	178,136
Trent Ltd.	16,334	860,495
Tube Investments of India Ltd.	8,471	295,444
UltraTech Cement Ltd.	8,553	1,177,342
United Spirits Ltd.	57,958	864,454
UPL Ltd.	80,045	591,218
Varun Beverages Ltd.	79,060	395,083
Vedanta Ltd.	78,657	412,647
Voltas Ltd.	20,563	313,463
Wipro Ltd.	194,359	523,982
Yes Bank Ltd. (b)	1,421,844	340,293
		98,971,076
INDONESIA — 0.3%
Amman Mineral Internasional PT (b)	454,400	197,002
Astra International Tbk. PT	1,999,500	692,896
Bank Central Asia Tbk. PT	3,423,900	1,566,591
Bank Mandiri Persero Tbk. PT	2,801,500	739,670
Bank Rakyat Indonesia Persero Tbk. PT	5,607,876	1,312,374
Barito Pacific Tbk. PT (b)	1,694,956	381,403
Chandra Asri Pacific Tbk. PT	417,300	193,438
Charoen Pokphand Indonesia Tbk. PT	1,227,500	343,243
Dian Swastatika Sentosa Tbk. PT (b)	97,900	623,881
Security Description	Shares	Value
GoTo Gojek Tokopedia Tbk. PT (b)	63,072,600	$204,376
Petrindo Jaya Kreasi Tbk. PT	500,300	48,634
Telkom Indonesia Persero Tbk. PT	4,331,700	795,380
United Tractors Tbk. PT	219,300	352,341
		7,451,229
IRELAND — 0.2%
AerCap Holdings NV	5,718	691,878
AIB Group PLC	55,312	501,410
Bank of Ireland Group PLC	41,150	677,642
Kerry Group PLC Class A	17,197	1,550,847
Kingspan Group PLC	6,794	565,193
		3,986,970
ISRAEL — 0.6%
Bank Hapoalim BM	181,917	3,707,175
Bank Leumi Le-Israel BM	198,804	3,929,140
Check Point Software Technologies Ltd. (b)	6,280	1,299,395
Elbit Systems Ltd.	848	430,482
Nice Ltd. (b)	6,335	935,819
Nova Ltd. (b)	351	111,510
Phoenix Financial Ltd.	2,466	92,564
Teva Pharmaceutical Industries Ltd. ADR (b)	74,542	1,505,748
Wix.com Ltd. (b)	3,936	699,152
		12,710,985
ITALY — 2.0%
Banca Monte dei Paschi di Siena SpA (a)	160,040	1,417,874
Banco BPM SpA	10,147	151,717
Coca-Cola HBC AG	13,580	640,604
Enel SpA	528,043	5,004,553
Eni SpA (a)	181,959	3,178,377
Ferrari NV	10,379	5,019,595
FinecoBank Banca Fineco SpA	8,125	175,710
Generali	92,485	3,630,660
Intesa Sanpaolo SpA	952,619	6,283,902
Leonardo SpA	22,520	1,429,423
Moncler SpA	5,140	301,190
Poste Italiane SpA (c)	30,159	715,469
Prysmian SpA	18,541	1,833,918
Ryanair Holdings PLC	31,461	913,077
Snam SpA	179,360	1,078,608
Telecom Italia SpA (a) (b)	636,560	333,066
Terna - Rete Elettrica Nazionale	92,821	942,100
UniCredit SpA	114,961	8,708,553
		41,758,396
JAPAN — 13.7%
Advantest Corp.	47,000	4,662,288
Aeon Co. Ltd.	177,000	2,151,302
AGC, Inc.	23,700	774,300
Aisin Corp.	43,600	755,771
Ajinomoto Co., Inc.	44,000	1,265,017

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Asahi Group Holdings Ltd.	135,200	$1,625,403
Asahi Kasei Corp.	138,800	1,094,442
Asics Corp.	36,200	949,090
Astellas Pharma, Inc. (a)	151,600	1,642,928
Bandai Namco Holdings, Inc.	27,500	917,070
Bridgestone Corp.	48,500	2,248,895
Canon, Inc. (a)	74,800	2,196,618
Capcom Co. Ltd.	16,800	457,639
Central Japan Railway Co.	49,000	1,407,773
Chiba Bank Ltd.	122,500	1,289,408
Chubu Electric Power Co., Inc.	74,700	1,041,202
Chugai Pharmaceutical Co. Ltd.	40,400	1,763,884
Concordia Financial Group Ltd.	179,900	1,385,017
Dai-ichi Life Holdings, Inc.	224,600	1,773,258
Daiichi Sankyo Co. Ltd.	124,200	2,787,846
Daikin Industries Ltd. (a)	17,100	1,977,642
Daiwa Securities Group, Inc. (a)	191,300	1,557,628
Denso Corp.	149,600	2,163,191
Disco Corp.	4,400	1,385,679
East Japan Railway Co.	69,500	1,703,558
Eisai Co. Ltd.	18,100	609,727
ENEOS Holdings, Inc.	291,008	1,852,039
FANUC Corp.	74,600	2,152,860
Fast Retailing Co. Ltd.	12,300	3,751,173
FUJIFILM Holdings Corp.	108,000	2,691,864
Fujikura Ltd.	10,900	1,066,862
Fujitsu Ltd.	151,000	3,562,203
Hitachi Ltd.	331,700	8,826,766
Honda Motor Co. Ltd. (a)	316,000	3,275,864
Hoya Corp.	27,400	3,798,727
Idemitsu Kosan Co. Ltd. (a)	65,900	453,360
IHI Corp.	32,200	601,767
Inpex Corp.	74,700	1,352,020
ITOCHU Corp.	92,800	5,294,599
Japan Exchange Group, Inc.	67,600	756,400
Japan Tobacco, Inc.	77,400	2,548,118
JFE Holdings, Inc. (a)	33,300	409,584
Kajima Corp.	68,900	2,013,559
Kansai Electric Power Co., Inc.	70,000	1,004,130
Kao Corp. (a)	39,300	1,716,656
Kawasaki Heavy Industries Ltd. (a)	300	19,846
KDDI Corp.	238,000	3,804,036
Keyence Corp.	10,900	4,072,600
Kirin Holdings Co. Ltd.	12,700	186,392
Komatsu Ltd.	78,300	2,735,742
Konami Group Corp.	2,000	289,129
Kubota Corp.	104,600	1,319,496
Kyocera Corp.	163,300	2,199,853
Lasertec Corp. (a)	4,100	563,703
LY Corp.	257,000	828,505
M3, Inc. (a)	28,000	452,368
Makita Corp.	30,500	992,538
Marubeni Corp.	143,800	3,600,720
MEIJI Holdings Co. Ltd.	6,400	132,867
Security Description	Shares	Value
Mitsubishi Chemical Group Corp. (a)	155,900	$898,654
Mitsubishi Corp.	256,000	6,120,703
Mitsubishi Electric Corp.	164,000	4,223,124
Mitsubishi Estate Co. Ltd.	122,118	2,813,878
Mitsubishi Heavy Industries Ltd.	242,200	6,361,471
Mitsubishi UFJ Financial Group, Inc.	765,400	12,407,270
Mitsui & Co. Ltd. (a)	202,200	5,038,399
Mitsui Fudosan Co. Ltd.	123,300	1,346,670
Mizuho Financial Group, Inc.	131,480	4,440,683
MonotaRO Co. Ltd.	12,300	179,563
MS&AD Insurance Group Holdings, Inc. (a)	115,100	2,615,537
Murata Manufacturing Co. Ltd.	155,300	2,960,674
NEC Corp.	96,400	3,093,338
Nexon Co. Ltd.	24,400	536,458
NIDEC Corp.	70,000	1,248,231
Nintendo Co. Ltd.	74,100	6,424,826
Nippon Building Fund, Inc. REIT	218	205,918
Nippon Paint Holdings Co. Ltd. (a)	34,500	235,941
Nippon Steel Corp. (a)	278,000	1,147,314
Nippon Yusen KK (a)	43,700	1,494,591
Nissan Motor Co. Ltd. (a) (b)	188,400	464,095
Nitori Holdings Co. Ltd. (a)	20,500	396,091
Nitto Denko Corp.	84,400	2,009,918
Nomura Holdings, Inc.	219,800	1,615,553
Nomura Research Institute Ltd.	11,400	437,906
NTT, Inc.	2,152,400	2,254,638
Obayashi Corp.	129,800	2,134,842
Obic Co. Ltd.	11,000	383,885
Olympus Corp.	54,900	695,520
Oriental Land Co. Ltd.	48,800	1,178,655
ORIX Corp.	120,600	3,170,052
Osaka Gas Co. Ltd.	57,100	1,658,272
Otsuka Holdings Co. Ltd.	19,800	1,053,649
Panasonic Holdings Corp.	185,900	2,026,604
Rakuten Group, Inc. (b)	63,100	410,128
Recruit Holdings Co. Ltd.	87,000	4,690,937
Renesas Electronics Corp.	85,500	987,663
Resona Holdings, Inc.	96,600	988,010
Ryohin Keikaku Co. Ltd.	800	15,953
Sanrio Co. Ltd. (a)	3,600	169,439
SBI Holdings, Inc.	18,300	797,500
Secom Co. Ltd.	33,400	1,226,902
Seven & i Holdings Co. Ltd.	174,600	2,353,852
SG Holdings Co. Ltd. (a)	11,800	122,167
Shimano, Inc.	2,900	325,964
Shin-Etsu Chemical Co. Ltd.	131,400	4,317,867
Shionogi & Co. Ltd.	48,500	851,053
Shiseido Co. Ltd.	21,200	362,748
SMC Corp.	4,200	1,291,980
SoftBank Corp.	417,400	615,282
SoftBank Group Corp.	70,200	8,881,654
Sompo Holdings, Inc.	93,000	2,880,963

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Sony Financial Group, Inc. (b)	434,700	$482,722
Sony Group Corp.	434,700	12,536,055
Subaru Corp.	21,800	447,263
Sumitomo Corp.	68,800	1,997,592
Sumitomo Electric Industries Ltd.	71,500	2,042,096
Sumitomo Mitsui Financial Group, Inc.	207,900	5,878,663
Sumitomo Mitsui Trust Group, Inc.	34,300	998,447
Suzuki Motor Corp.	64,400	942,115
Sysmex Corp.	37,000	457,098
T&D Holdings, Inc.	41,100	1,007,985
Takeda Pharmaceutical Co. Ltd. (a)	112,799	3,295,715
TDK Corp.	201,600	2,932,848
Terumo Corp.	127,200	2,104,138
Tokio Marine Holdings, Inc.	135,600	5,756,010
Tokyo Electron Ltd.	32,100	5,729,465
Tokyo Gas Co. Ltd.	40,100	1,429,302
Tokyu Corp. (a)	94,500	1,154,335
TOPPAN Holdings, Inc.	35,100	901,950
Toray Industries, Inc.	195,300	1,250,073
Toyota Motor Corp.	657,700	12,689,956
Toyota Tsusho Corp.	86,100	2,391,456
Unicharm Corp.	49,000	318,317
West Japan Railway Co.	33,400	733,427
Yakult Honsha Co. Ltd. (a)	6,800	111,035
Yamaha Motor Co. Ltd.	116,600	876,365
ZOZO, Inc.	34,200	314,941
		293,255,276
KUWAIT — 0.1%
Boubyan Bank KSCP	530,180	1,226,762
Kuwait Finance House KSCP	205,277	534,103
Mabanee Co. KPSC	235,122	757,962
Mobile Telecommunications Co. KSCP	178,036	300,077
		2,818,904
LUXEMBOURG — 0.1%
ArcelorMittal SA	31,878	1,145,424
Eurofins Scientific SE	3,929	285,212
		1,430,636
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	140,000	771,580
Sands China Ltd.	210,000	585,702
		1,357,282
MALAYSIA — 0.3%
AMMB Holdings Bhd.	381,400	512,038
CIMB Group Holdings Bhd.	563,499	982,793
Gamuda Bhd.	30,800	40,472
Nestle Malaysia Bhd.	12,300	281,218
Petronas Chemicals Group Bhd.	52,900	53,170
Petronas Dagangan Bhd.	75,900	413,721
Press Metal Aluminium Holdings Bhd.	263,300	369,752
Security Description	Shares	Value
Public Bank Bhd.	994,900	$1,023,623
QL Resources Bhd.	691,350	712,952
RHB Bank Bhd.	198,686	311,590
Tenaga Nasional Bhd.	322,900	1,014,313
YTL Corp. Bhd.	245,200	161,971
YTL Power International Bhd.	162,000	162,058
		6,039,671
MEXICO — 0.6%
America Movil SAB de CV	2,205,816	2,306,586
Cemex SAB de CV (a)	1,664,478	1,489,019
Fomento Economico Mexicano SAB de CV (a)	185,923	1,831,493
Fresnillo PLC	2,850	90,549
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	13,496	318,692
Grupo Bimbo SAB de CV (a)	32,551	115,484
Grupo Carso SAB de CV (a)	18,473	131,772
Grupo Financiero Banorte SAB de CV Class O	243,213	2,447,453
Grupo Mexico SAB de CV (a)	232,685	2,027,244
Industrias Penoles SAB de CV (a) (b)	18,458	824,103
Kimberly-Clark de Mexico SAB de CV Class A (a)	326,610	690,188
Southern Copper Corp.	330	40,049
Wal-Mart de Mexico SAB de CV (a)	309,768	955,875
		13,268,507
NETHERLANDS — 2.6%
Adyen NV (b) (c)	1,410	2,261,463
Akzo Nobel NV	20,017	1,425,310
Argenx SE (b)	3,672	2,662,971
ASM International NV	2,424	1,454,860
ASML Holding NV	26,712	25,991,238
BE Semiconductor Industries NV	2,707	403,475
Heineken NV	25,231	1,969,115
ING Groep NV	244,281	6,336,190
Koninklijke Ahold Delhaize NV	85,792	3,472,752
Koninklijke KPN NV	450,434	2,163,085
Koninklijke Philips NV	73,394	1,986,922
Universal Music Group NV (a)	76,279	2,201,259
Wolters Kluwer NV	22,275	3,040,008
		55,368,648
NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	31,021	667,357
Meridian Energy Ltd.	250,589	810,460
Xero Ltd. (b)	7,525	785,483
		2,263,300
NORWAY — 0.3%
DNB Bank ASA	99,929	2,719,109
Equinor ASA	79,846	1,947,776
Kongsberg Gruppen ASA	2,778	88,801
Norsk Hydro ASA	150,990	1,022,963

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Telenor ASA	77,116	$1,278,337
		7,056,986
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	19,966	485,773
Credicorp Ltd.	7,483	1,992,573
		2,478,346
PHILIPPINES — 0.1%
Ayala Corp.	13,100	108,671
Ayala Land, Inc.	518,900	217,100
BDO Unibank, Inc.	102,790	234,722
International Container Terminal Services, Inc.	54,060	438,053
Jollibee Foods Corp.	81,660	300,262
PLDT, Inc. ADR	16,327	305,315
SM Investments Corp.	2,700	34,098
SM Prime Holdings, Inc.	729,300	281,319
		1,919,540
POLAND — 0.2%
Allegro.eu SA (b) (c)	44,506	436,675
Bank Polska Kasa Opieki SA	4,189	201,722
CD Projekt SA	6,888	513,583
Dino Polska SA (b) (c)	12,760	153,879
InPost SA (b)	1,886	23,158
KGHM Polska Miedz SA (b)	4,300	189,644
LPP SA	71	346,012
mBank SA (b)	1,755	435,382
ORLEN SA	28,114	670,486
PGE Polska Grupa Energetyczna SA (b)	43,883	129,913
Powszechna Kasa Oszczednosci Bank Polski SA	50,801	986,936
Powszechny Zaklad Ubezpieczen SA	9,974	149,451
Santander Bank Polska SA	3,750	488,719
		4,725,560
PORTUGAL — 0.1%
EDP SA	182,299	864,731
Galp Energia SGPS SA	8,454	159,928
Jeronimo Martins SGPS SA	21,311	518,337
		1,542,996
QATAR — 0.2%
Commercial Bank PSQC	309,272	389,966
Qatar Electricity & Water Co. QSC	200,147	873,479
Qatar Islamic Bank QPSC	126,309	829,109
Qatar National Bank QPSC	288,303	1,471,208
		3,563,762
ROMANIA — 0.0% *
NEPI Rockcastle NV	31,758	254,561
RUSSIA — 0.0%
LUKOIL PJSC (b) (e)	44,561	—
Security Description	Shares	Value
Sberbank of Russia PJSC (b) (e)	544,444	$—
Surgutneftegas PJSC ADR (b) (e)	139,649	—
		—
SAUDI ARABIA — 0.9%
ACWA Power Co. (b)	8,727	498,227
Al Rajhi Bank	115,498	3,301,527
Alinma Bank	86,407	617,489
Almarai Co. JSC	21,274	285,340
Arab National Bank	57,599	379,519
Bank AlBilad	138,142	1,062,347
Bank Al-Jazira (b)	118,154	403,908
Banque Saudi Fransi	91,365	434,874
Bupa Arabia for Cooperative Insurance Co.	14,965	658,026
Co. for Cooperative Insurance	5,944	215,558
Dar Al Arkan Real Estate Development Co. (b)	84,755	450,646
Dr. Sulaiman Al Habib Medical Services Group Co.	9,032	650,269
Elm Co.	1,558	372,030
Etihad Etisalat Co.	60,104	1,082,616
Jarir Marketing Co.	263,882	981,589
Makkah Construction & Development Co.	3,615	85,984
Mouwasat Medical Services Co.	6,589	129,401
Riyad Bank	90,385	655,558
SABIC Agri-Nutrients Co.	15,457	491,300
Sahara International Petrochemical Co.	34,475	187,534
Saudi Arabian Mining Co. (b)	88,744	1,514,483
Saudi Arabian Oil Co. (c)	174,016	1,142,412
Saudi Awwal Bank	63,468	542,919
Saudi Basic Industries Corp.	32,296	530,057
Saudi Electricity Co.	84,395	341,838
Saudi National Bank	170,873	1,785,186
Saudi Research & Media Group (b)	5,491	267,214
Saudi Telecom Co.	95,828	1,126,366
		20,194,217
SINGAPORE — 1.2%
CapitaLand Ascendas REIT	84,400	182,653
CapitaLand Integrated Commercial Trust REIT	164,660	292,485
CapitaLand Investment Ltd.	415,656	867,293
DBS Group Holdings Ltd.	202,984	8,053,546
Grab Holdings Ltd. Class A (b)	124,680	750,574
Sea Ltd. ADR (b)	23,867	4,265,749
Singapore Exchange Ltd.	223,600	2,866,978
Singapore Telecommunications Ltd.	845,500	2,708,591
STMicroelectronics NV	43,095	1,207,683
United Overseas Bank Ltd.	188,929	5,067,611
		26,263,163

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
SOUTH AFRICA — 1.0%
Absa Group Ltd.	29,792	$312,710
Anglo American PLC	80,155	3,005,257
Bid Corp. Ltd.	23,094	578,605
Bidvest Group Ltd. (a)	28,106	345,075
Capitec Bank Holdings Ltd.	7,391	1,488,267
Discovery Ltd.	79,664	909,654
E Media Holdings Ltd.	16,159	1,686
FirstRand Ltd.	356,576	1,605,083
Gold Fields Ltd.	67,563	2,855,210
Harmony Gold Mining Co. Ltd.	31,159	568,655
Impala Platinum Holdings Ltd.	59,539	761,126
MTN Group Ltd.	124,962	1,050,253
Naspers Ltd. Class N	12,431	4,506,705
Nedbank Group Ltd.	18,550	229,557
Remgro Ltd.	38,511	374,407
Sanlam Ltd.	226,095	1,095,452
Sasol Ltd. (b)	34,017	211,880
Sibanye Stillwater Ltd. (a) (b)	122,764	350,734
Standard Bank Group Ltd.	110,769	1,517,733
Valterra Platinum Ltd.	8,563	613,156
		22,381,205
SOUTH KOREA — 3.4%
Alteogen, Inc. (b)	2,877	939,144
Amorepacific Corp.	1,659	144,610
Celltrion, Inc.	12,155	1,502,211
Coway Co. Ltd.	3,599	252,665
Delivery Hero SE (b) (c)	12,723	364,918
Doosan Co. Ltd.	253	97,554
Doosan Enerbility Co. Ltd. (b)	27,783	1,241,577
Ecopro BM Co. Ltd. (b)	3,300	265,778
Ecopro Co. Ltd.	5,787	195,712
Hana Financial Group, Inc.	25,520	1,586,076
Hanmi Semiconductor Co. Ltd.	1,537	105,713
Hanwha Aerospace Co. Ltd.	2,396	1,890,433
Hanwha Ocean Co. Ltd. (b)	6,515	512,173
Hanwha Systems Co. Ltd.	3,108	131,803
HD Hyundai Co. Ltd.	10,512	1,164,295
HD Hyundai Electric Co. Ltd.	1,399	580,320
HD Hyundai Heavy Industries Co. Ltd.	777	285,204
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	5,344	1,565,435
HLB, Inc. (b)	9,243	250,007
HMM Co. Ltd.	17,451	249,380
HYBE Co. Ltd.	1,329	251,961
Hyosung Heavy Industries Corp.	257	245,451
Hyundai Mobis Co. Ltd.	4,422	940,784
Hyundai Motor Co.	12,183	1,866,894
Hyundai Rotem Co. Ltd.	3,851	601,097
Kakao Corp.	20,315	862,959
KakaoBank Corp.	10,457	177,010
KB Financial Group, Inc.	29,995	2,469,208
Kia Corp.	20,666	1,483,244
Korea Aerospace Industries Ltd.	8,854	681,538
Security Description	Shares	Value
Korea Electric Power Corp. ADR (a)	45,662	$595,889
Korea Zinc Co. Ltd.	842	552,712
Korean Air Lines Co. Ltd.	8,099	131,323
Krafton, Inc. (b)	2,085	434,669
KT&G Corp.	13,209	1,257,776
LG Chem Ltd.	2,892	573,020
LG Electronics, Inc.	11,948	643,789
LG Energy Solution Ltd. (b)	2,509	621,416
LG H&H Co. Ltd.	1,183	241,145
LIG Nex1 Co. Ltd.	659	240,951
LS Electric Co. Ltd.	168	34,066
Meritz Financial Group, Inc.	7,000	566,266
NAVER Corp.	11,996	2,295,660
POSCO Future M Co. Ltd. (b)	2,380	243,420
POSCO Holdings, Inc. ADR	21,435	1,054,816
Posco International Corp.	4,331	149,558
Samsung Biologics Co. Ltd. (b) (c)	1,055	749,677
Samsung C&T Corp.	5,127	674,562
Samsung Electro-Mechanics Co. Ltd.	3,177	438,152
Samsung Electronics Co. Ltd. GDR	13,367	19,970,298
Samsung Electronics Co. Ltd. Preference Shares	30,893	1,462,026
Samsung Fire & Marine Insurance Co. Ltd.	2,987	961,213
Samsung Heavy Industries Co. Ltd. (b)	49,285	769,282
Samsung Life Insurance Co. Ltd.	2,729	304,595
Samsung SDI Co. Ltd.	3,610	527,458
Samsung SDS Co. Ltd.	2,004	234,530
Samyang Foods Co. Ltd.	190	207,056
Shinhan Financial Group Co. Ltd.	38,834	1,959,622
SK Hynix, Inc.	38,407	9,512,442
SK Innovation Co. Ltd.	5,043	361,228
SK Square Co. Ltd. (b)	6,295	904,061
SK, Inc.	3,600	538,826
		72,116,658
SPAIN — 2.1%
ACS Actividades de Construccion y Servicios SA	29,302	2,341,229
Aena SME SA (c)	10,151	277,551
Amadeus IT Group SA	24,321	1,928,959
Banco Bilbao Vizcaya Argentaria SA	421,396	8,090,591
Banco de Sabadell SA	202,664	785,829
Banco Santander SA	1,072,198	11,179,753
CaixaBank SA	105,955	1,113,751
Cellnex Telecom SA (b) (c)	24,974	865,368
Grifols SA	13,298	192,580
Iberdrola SA	523,698	9,910,132
Industria de Diseno Textil SA	89,067	4,915,584
Repsol SA	111,712	1,977,456

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Telefonica SA (a)	293,640	$1,517,428
		45,096,211
SWEDEN — 1.9%
Assa Abloy AB Class B	103,888	3,607,598
Atlas Copco AB Class B	344,464	5,162,327
Beijer Ref AB (a)	18,650	290,802
Boliden AB (b)	6,268	255,049
Epiroc AB Class B	86,111	1,624,235
EQT AB	16,341	565,717
Essity AB Class B	26,259	686,273
Evolution AB (c)	11,239	924,205
Fastighets AB Balder Class B (b)	29,242	209,371
H & M Hennes & Mauritz AB Class B (a)	60,397	1,125,408
Hexagon AB Class B	71,412	849,646
Industrivarden AB Class A	2,186	86,742
Investor AB Class B	94,121	2,942,688
Lifco AB Class B	9,967	336,787
Nibe Industrier AB Class B	95,424	375,807
Saab AB Class B (a)	18,001	1,099,571
Sagax AB Class B	4,883	101,916
Sandvik AB	97,295	2,708,300
Securitas AB Class B	102,344	1,540,857
Skandinaviska Enskilda Banken AB Class A	115,678	2,261,877
Skanska AB Class B	64,471	1,671,910
SKF AB Class B	42,396	1,051,211
Svenska Cellulosa AB SCA Class B	2,634	34,826
Svenska Handelsbanken AB Class A	137,942	1,795,207
Swedbank AB Class A	70,470	2,121,945
Swedish Orphan Biovitrum AB (b)	6,347	193,546
Tele2 AB Class B	71,258	1,216,411
Telefonaktiebolaget LM Ericsson Class B (a)	250,357	2,072,045
Telia Co. AB	156,395	596,806
Volvo AB Class B	111,240	3,187,545
		40,696,628
SWITZERLAND — 2.9%
ABB Ltd.	138,724	9,993,917
Chocoladefabriken Lindt & Spruengli AG	58	886,420
Cie Financiere Richemont SA Class A	38,497	7,335,066
DSM-Firmenich AG	16,667	1,420,211
Galderma Group AG	3,664	636,877
Geberit AG	4,354	3,268,031
Givaudan SA	788	3,200,925
Julius Baer Group Ltd. (a)	14,371	992,685
Kuehne & Nagel International AG	5,864	1,091,877
Logitech International SA	6,602	720,067
Lonza Group AG	5,149	3,411,742
Partners Group Holding AG	565	733,900
Security Description	Shares	Value
Sandoz Group AG	28,396	$1,683,453
SGS SA	16,399	1,699,981
Sika AG	9,238	2,056,243
Sonova Holding AG	2,365	643,825
Straumann Holding AG	3,171	338,362
Swatch Group AG Bearer Shares	4,551	854,832
Swiss Life Holding AG	1,892	2,034,557
UBS Group AG	229,922	9,394,538
VAT Group AG (c)	1,286	508,161
Zurich Insurance Group AG	12,551	8,937,845
		61,843,515
TAIWAN — 6.0%
Accton Technology Corp.	53,000	1,817,212
Acer, Inc.	437,000	443,768
Advantech Co. Ltd.	40,644	425,403
Alchip Technologies Ltd.	4,000	454,754
ASE Technology Holding Co. Ltd.	222,000	1,194,567
Asia Vital Components Co. Ltd.	15,000	482,807
Asustek Computer, Inc.	42,000	924,667
AUO Corp. ADR (b)	127,828	614,853
Caliway Biopharmaceuticals Co. Ltd. (b)	46,000	279,972
Catcher Technology Co. Ltd.	43,000	257,481
Cathay Financial Holding Co. Ltd.	451,109	970,954
Chailease Holding Co. Ltd.	100,055	366,039
China Airlines Ltd.	246,000	168,289
China Steel Corp.	709,000	451,296
Chunghwa Telecom Co. Ltd. ADR (a)	49,985	2,180,346
Compal Electronics, Inc.	255,000	271,081
CTBC Financial Holding Co. Ltd.	836,558	1,177,516
Delta Electronics, Inc.	182,785	5,121,674
E Ink Holdings, Inc.	56,000	441,892
E.Sun Financial Holding Co. Ltd.	1,457,880	1,595,259
Eclat Textile Co. Ltd.	18,650	268,325
Elite Material Co. Ltd.	13,000	522,508
eMemory Technology, Inc.	7,000	462,793
Eva Airways Corp.	209,000	261,267
Evergreen Marine Corp. Taiwan Ltd.	68,400	401,719
Far EasTone Telecommunications Co. Ltd.	110,000	319,050
Feng TAY Enterprise Co. Ltd.	60,665	244,826
First Financial Holding Co. Ltd.	482,722	472,775
Formosa Plastics Corp.	404,000	510,998
Fortune Electric Co. Ltd.	10,230	195,014
Fubon Financial Holding Co. Ltd.	588,623	1,705,342
Global Unichip Corp.	7,000	307,763
Globalwafers Co. Ltd.	28,000	428,571
Hon Hai Precision Industry Co. Ltd. GDR	454,924	6,478,118
Hotai Motor Co. Ltd.	14,280	277,841
Innolux Corp.	637,485	301,194

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Inventec Corp.	225,000	$337,744
KGI Financial Holding Co. Ltd.	877,989	430,669
King Slide Works Co. Ltd.	1,000	107,947
Largan Precision Co. Ltd.	7,000	539,734
Lite-On Technology Corp.	130,000	735,777
MediaTek, Inc.	102,000	4,400,879
Mega Financial Holding Co. Ltd.	623,445	869,362
Micro-Star International Co. Ltd.	79,000	300,676
Novatek Microelectronics Corp.	45,000	629,716
Pegatron Corp.	48,000	111,503
PharmaEssentia Corp.	25,523	431,273
President Chain Store Corp.	35,000	284,796
Quanta Computer, Inc.	192,000	1,826,891
Realtek Semiconductor Corp.	42,000	757,924
Taiwan Cooperative Financial Holding Co. Ltd.	540,771	437,365
Taiwan High Speed Rail Corp.	387,000	356,805
Taiwan Mobile Co. Ltd.	110,000	393,398
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	267,802	74,794,421
TS Financial Holding Co. Ltd.	1,169,283	690,567
Unimicron Technology Corp.	86,000	427,489
Uni-President Enterprises Corp.	433,000	1,113,826
United Microelectronics Corp. ADR (a)	218,718	1,657,882
Vanguard International Semiconductor Corp.	105,877	354,336
Voltronic Power Technology Corp.	5,000	152,077
Wan Hai Lines Ltd.	51,635	125,877
Wistron Corp.	120,000	553,186
Wiwynn Corp.	8,000	870,136
Yageo Corp.	141,384	788,611
Yang Ming Marine Transport Corp.	125,000	217,370
Zhen Ding Technology Holding Ltd.	127,000	691,712
		128,187,883
THAILAND — 0.2%
Advanced Info Service PCL	57,900	519,947
Airports of Thailand PCL	138,700	173,348
Bangkok Dusit Medical Services PCL Class F	468,100	296,129
Bumrungrad Hospital PCL	10,900	59,033
Central Pattana PCL	79,900	138,077
Charoen Pokphand Foods PCL	71,500	49,204
CP ALL PCL	232,100	338,427
Delta Electronics Thailand PCL	287,700	1,407,204
Gulf Development PCL (b)	209,700	281,498
Krung Thai Bank PCL	88,000	67,348
Minor International PCL	170,600	121,613
PTT PCL	1,135,520	1,165,130
SCB X PCL	28,300	112,222
Siam Cement PCL	34,100	242,031
TMBThanachart Bank PCL	1,597,500	93,666
Security Description	Shares	Value
True Corp. PCL (b)	424,800	$136,334
		5,201,211
TURKEY — 0.2%
Akbank TAS	361,555	545,195
Aselsan Elektronik Sanayi Ve Ticaret AS	367,168	1,898,513
BIM Birlesik Magazalar AS	29,381	382,274
Ford Otomotiv Sanayi AS	38,158	90,897
KOC Holding AS	31,004	128,921
Turk Hava Yollari AO	29,499	223,475
Turkiye Is Bankasi AS Class C	1,272,708	433,107
Yapi ve Kredi Bankasi AS (b)	147,349	120,273
		3,822,655
UNITED ARAB EMIRATES — 0.5%
Abu Dhabi Commercial Bank PJSC	249,482	990,321
Abu Dhabi Islamic Bank PJSC	253,662	1,504,154
Aldar Properties PJSC	510,572	1,317,785
Dubai Electricity & Water Authority PJSC	129,340	95,429
Dubai Islamic Bank PJSC	290,034	756,473
Emaar Development PJSC	48,271	176,761
Emaar Properties PJSC	491,420	1,745,993
Emirates NBD Bank PJSC	108,909	720,525
Emirates Telecommunications Group Co. PJSC	223,036	1,144,023
First Abu Dhabi Bank PJSC	290,258	1,235,948
Multiply Group PJSC (b)	519,386	411,493
Salik Co. PJSC	117,736	192,647
		10,291,552
UNITED KINGDOM — 7.2%
3i Group PLC	87,625	4,823,596
Admiral Group PLC	2,013	90,839
Anglogold Ashanti PLC	34,354	2,416,439
Ashtead Group PLC	22,667	1,515,092
Associated British Foods PLC	11,932	329,462
AstraZeneca PLC	94,347	14,202,780
Auto Trader Group PLC (c)	64,729	686,849
Aviva PLC	199,279	1,839,860
BAE Systems PLC	247,343	6,856,173
Barclays PLC	1,138,176	5,816,495
Barratt Redrow PLC	44,512	233,645
British American Tobacco PLC	143,050	7,601,175
BT Group PLC	545,288	1,403,221
Centrica PLC	94,366	211,649
CK Hutchison Holdings Ltd.	130,532	859,823
Compass Group PLC	146,626	4,992,127
Diageo PLC	159,719	3,817,711
Entain PLC	30,997	364,634
HSBC Holdings PLC	1,262,631	17,763,090
Imperial Brands PLC	74,878	3,183,407
InterContinental Hotels Group PLC	12,739	1,539,030
J Sainsbury PLC	199,068	895,104
JD Sports Fashion PLC	71,001	91,093

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Kingfisher PLC	61,841	$257,003
Land Securities Group PLC REIT	100,308	785,931
Legal & General Group PLC	90,291	289,299
Lloyds Banking Group PLC	4,030,013	4,547,575
London Stock Exchange Group PLC	25,730	2,949,859
M&G PLC	136,734	465,718
Melrose Industries PLC	38,706	317,233
National Grid PLC	381,106	5,476,958
NatWest Group PLC	353,161	2,479,911
Next PLC	14,893	2,481,151
Pearson PLC	82,261	1,170,009
Reckitt Benckiser Group PLC	46,569	3,584,816
RELX PLC	130,652	6,256,417
Rentokil Initial PLC	98,406	497,856
Rolls-Royce Holdings PLC	624,130	9,998,798
Sage Group PLC	149,997	2,221,268
Segro PLC REIT	100,108	883,285
Severn Trent PLC	37,227	1,297,024
Smith & Nephew PLC	99,619	1,793,749
Smiths Group PLC	29,805	943,740
SSE PLC	110,519	2,591,112
Standard Chartered PLC	183,290	3,542,156
Tesco PLC	420,136	2,519,784
Unilever PLC	165,121	9,780,944
United Utilities Group PLC	87,428	1,349,430
Vodafone Group PLC	1,660,457	1,926,012
Whitbread PLC	19,229	833,563
Wise PLC Class A (b)	36,172	504,009
WPP PLC	106,490	527,286
		153,805,190
UNITED STATES — 6.2%
Alcon AG	34,504	2,569,857
Amrize Ltd. (b)	27,551	1,329,332
BP PLC	1,167,480	6,691,598
CSL Ltd.	31,555	4,144,971
CyberArk Software Ltd. (b)	3,473	1,677,980
Experian PLC	75,710	3,793,634
Ferrovial SE	50,408	2,889,210
GFL Environmental, Inc.	12,224	579,485
GSK PLC	271,753	5,760,269
Haleon PLC	339,723	1,520,238
Holcim AG	27,551	2,331,784
James Hardie Industries PLC CDI (b)	52,509	977,193
JBS NV Class A (b)	37,539	560,457
Legend Biotech Corp. ADR (a) (b)	6,973	227,389
Monday.com Ltd. (b)	2,501	484,419
Nestle SA	179,830	16,515,023
Novartis AG	130,401	16,408,909
Qiagen NV	232	10,276
Roche Holding AG	49,259	16,090,510
Sanofi SA	77,275	7,132,191
Schneider Electric SE	39,909	11,141,792
Security Description	Shares	Value
Shell PLC	441,208	$15,719,584
Spotify Technology SA (b)	10,328	7,208,944
Stellantis NV	125,653	1,161,059
Swiss Re AG	26,366	4,872,897
		131,799,001
ZAMBIA — 0.1%
First Quantum Minerals Ltd. (b)	52,482	1,187,389
TOTAL COMMON STOCKS (Cost $1,582,219,602)		2,121,956,520
WARRANTS — 0.0% *
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (b) (e)	1,374	—
MALAYSIA — 0.0% *
YTL Corp. Bhd. (expiring 06/02/28) (b)	46,640	14,185
YTL Power International Bhd. (expiring 06/02/28) (b)	30,900	12,923
		27,108
TOTAL WARRANTS (Cost $0)		27,108
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (f) (g)	4,534,679	4,534,679
State Street Navigator Securities Lending Portfolio II (h) (i)	67,869,177	67,869,177
TOTAL SHORT-TERM INVESTMENTS (Cost $72,403,856)		72,403,856
TOTAL INVESTMENTS — 102.6% (Cost $1,654,623,458)		2,194,387,484
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(56,379,917)
NET ASSETS — 100.0%		$2,138,007,567
(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.2% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.

See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	76	12/19/2025	$5,099,359	$5,166,860	$67,501
MSCI EAFE Index (long)	50	12/19/2025	6,946,016	6,962,887	16,871
S&P/TSX 60 Index (long)	2	12/18/2025	497,723	509,645	11,922
					$96,294

During the year ended September 30, 2025, the average notional value related to futures contracts was $10,653,325.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,116,642,297	$5,314,223	$0(a)	$2,121,956,520
Warrants	—	27,108	0(a)	27,108
Short-Term Investments	72,403,856	—	—	72,403,856
TOTAL INVESTMENTS	$2,189,046,153	$5,341,331	$0	$2,194,387,484
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$96,294	$—	$—	$96,294
TOTAL OTHER FINANCIAL INSTRUMENTS:	$96,294	$—	$—	$96,294
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2025.
See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Sector Breakdown as of September 30, 2025

% of Net Assets
Financials	24.6%
Industrials	14.5
Information Technology	14.0
Consumer Discretionary	10.8
Health Care	7.6
Materials	6.5
Communication Services	6.3
Consumer Staples	6.0
Energy	4.6
Utilities	2.9
Real Estate	1.4
Short-Term Investments	3.4
Liabilities in Excess of Other Assets	(2.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	542,651	$542,651	$98,735,488	$94,743,460	$—	$—	4,534,679	$4,534,679	$137,194
State Street Navigator Securities Lending Portfolio II	68,426,253	68,426,253	376,006,971	376,564,047	—	—	67,869,177	67,869,177	339,911
Total		$68,968,904	$474,742,459	$471,307,507	$—	$—		$72,403,856	$477,105
See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 6.0%
ANZ Group Holdings Ltd.	67,874	$1,493,901
APA Group Stapled Security	30,134	177,345
Aristocrat Leisure Ltd.	12,777	592,587
ASX Ltd.	4,331	168,141
BlueScope Steel Ltd.	10,244	154,047
Brambles Ltd.	31,155	512,070
CAR Group Ltd. (a)	8,444	205,830
Cochlear Ltd.	1,516	280,571
Coles Group Ltd.	30,896	476,893
Commonwealth Bank of Australia (a)	38,091	4,213,358
Computershare Ltd.	11,848	284,959
Evolution Mining Ltd.	45,590	327,226
Fortescue Ltd. (a)	38,283	473,950
Goodman Group REIT	46,231	1,004,366
Insurance Australia Group Ltd.	54,429	295,797
Lottery Corp. Ltd.	50,946	198,535
Macquarie Group Ltd. (a)	8,281	1,203,734
Medibank Pvt Ltd.	63,763	203,688
National Australia Bank Ltd.	69,719	2,040,006
Northern Star Resources Ltd. (a)	31,251	491,486
Pro Medicus Ltd. (a)	1,283	262,142
Qantas Airways Ltd.	17,139	124,039
QBE Insurance Group Ltd.	34,803	474,922
REA Group Ltd. (a)	1,169	179,015
Rio Tinto Ltd. (a)	8,450	683,397
Rio Tinto PLC	25,690	1,690,350
Scentre Group REIT	117,672	318,187
Sigma Healthcare Ltd. (a)	105,132	206,938
Sonic Healthcare Ltd.	10,211	145,092
Stockland REIT	56,147	227,734
Suncorp Group Ltd.	24,964	335,199
Telstra Group Ltd.	92,061	294,085
Transurban Group Stapled Security	71,343	652,499
Unibail-Rodamco-Westfield (b)	803	4,219
Vicinity Ltd. REIT	92,427	154,365
Wesfarmers Ltd.	25,930	1,581,373
Westpac Banking Corp. (a)	77,890	2,011,693
WiseTech Global Ltd.	4,638	277,414
Woolworths Group Ltd.	28,097	497,188
		24,918,341
AUSTRIA — 0.2%
Erste Group Bank AG	6,964	680,801
Mondi PLC	10,326	142,350
Verbund AG	1,503	109,317
		932,468
BELGIUM — 0.9%
Ageas SA	3,335	230,807
Anheuser-Busch InBev SA	22,498	1,342,905
D'ieteren Group	460	86,048
Elia Group SA	994	114,634
Groupe Bruxelles Lambert NV	1,882	168,173
Security Description	Shares	Value
KBC Group NV	5,215	$621,647
Lotus Bakeries NV	9	84,812
Sofina SA	348	102,634
Syensqo SA	1,597	128,914
UCB SA	2,878	794,688
		3,675,262
BRAZIL — 0.0% *
Yara International ASA	3,889	142,108
CHILE — 0.1%
Antofagasta PLC	8,795	325,726
CHINA — 0.7%
BOC Hong Kong Holdings Ltd.	84,000	394,499
Prosus NV	29,781	2,097,460
SITC International Holdings Co. Ltd.	30,000	115,521
Wharf Holdings Ltd. (a)	22,000	62,943
Wilmar International Ltd.	44,500	98,375
Yangzijiang Shipbuilding Holdings Ltd.	57,900	151,352
		2,920,150
DENMARK — 2.0%
AP Moller - Maersk AS Class A	69	135,007
AP Moller - Maersk AS Class B	90	176,591
Carlsberg AS Class B	2,139	248,755
Coloplast AS Class B	2,854	243,943
Danske Bank AS	15,205	648,381
Demant AS (b)	1,946	67,452
DSV AS	4,672	929,943
Genmab AS (b)	1,386	420,526
Novo Nordisk AS Class B	73,305	3,976,918
Novonesis Novozymes B Class B	7,972	488,274
Orsted AS (b) (c)	3,759	67,188
Orsted AS (b)	7,772	138,917
Pandora AS	1,797	234,327
Rockwool AS Class B	2,105	78,232
Tryg AS	7,638	193,932
Vestas Wind Systems AS	23,017	434,051
		8,482,437
FINLAND — 1.1%
Elisa OYJ (a)	3,203	168,079
Fortum OYJ	10,059	190,350
Kesko OYJ Class B	6,292	133,815
Kone OYJ Class B	7,689	524,005
Metso OYJ (a)	15,104	207,376
Neste OYJ (a)	9,953	182,263
Nokia OYJ	117,972	565,419
Nordea Bank Abp (d)	68,386	1,121,940
Nordea Bank Abp (d)	2,695	44,254
Orion OYJ Class B	2,451	187,627
Sampo OYJ Class A	55,109	633,155
Stora Enso OYJ Class R (a)	13,174	144,516
UPM-Kymmene OYJ (a)	12,075	330,158

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Wartsila OYJ Abp	11,288	$337,554
		4,770,511
FRANCE — 9.1%
Accor SA	4,452	210,813
Aeroports de Paris SA	756	99,756
Air Liquide SA	13,168	2,736,448
Airbus SE	13,525	3,137,055
Alstom SA (b)	7,950	206,628
Amundi SA (c)	1,333	105,567
Arkema SA	1,362	85,779
AXA SA	40,342	1,926,411
BioMerieux	967	129,302
BNP Paribas SA	23,165	2,104,835
Bollore SE	16,108	91,152
Bouygues SA	4,289	193,116
Bureau Veritas SA	7,751	242,622
Capgemini SE	3,737	542,505
Carrefour SA	12,720	192,729
Cie de Saint-Gobain SA	10,224	1,101,130
Cie Generale des Etablissements Michelin SCA	15,165	544,188
Covivio SA REIT	1,263	84,886
Credit Agricole SA	24,238	476,180
Danone SA	14,754	1,285,634
Dassault Aviation SA	454	151,820
Dassault Systemes SE	15,390	515,553
Edenred SE	5,586	132,584
Eiffage SA	1,533	195,799
EssilorLuxottica SA	6,852	2,222,103
FDJ UNITED	2,638	88,340
Gecina SA REIT	1,011	101,330
Getlink SE	7,068	130,055
Hermes International SCA	723	1,769,560
Ipsen SA	844	112,657
Kering SA	1,717	570,037
Klepierre SA REIT	4,970	193,646
Legrand SA	5,971	986,439
L'Oreal SA	5,474	2,370,173
LVMH Moet Hennessy Louis Vuitton SE	5,691	3,480,544
Orange SA	42,382	687,722
Pernod Ricard SA	4,576	449,178
Publicis Groupe SA	5,251	503,959
Renault SA	4,300	175,827
Rexel SA	5,128	167,747
Safran SA	8,196	2,890,052
Sartorius Stedim Biotech	684	138,277
Societe Generale SA	16,442	1,088,838
Sodexo SA	2,024	127,353
Teleperformance SE	1,272	94,668
Thales SA	2,109	660,655
Unibail-Rodamco-Westfield REIT (b)	2,773	291,420
Veolia Environnement SA	14,334	488,094
Security Description	Shares	Value
Vinci SA	11,305	$1,566,774
		37,847,940
GERMANY — 10.3%
adidas AG	3,920	826,316
Allianz SE	8,790	3,691,316
Aumovio SE (b)	15	619
BASF SE	20,347	1,013,448
Bayer AG	22,360	741,687
Bayerische Motoren Werke AG	6,386	641,103
Bayerische Motoren Werke AG Preference Shares	1,251	116,051
Beiersdorf AG	2,238	234,039
Brenntag SE	2,735	163,574
Commerzbank AG	17,526	660,831
Continental AG	2,459	162,149
Covestro AG (b)	4,033	276,271
CTS Eventim AG & Co. KGaA	1,413	138,467
Daimler Truck Holding AG	10,747	442,223
Deutsche Bank AG	42,140	1,482,959
Deutsche Boerse AG	4,303	1,153,279
Deutsche Lufthansa AG	13,464	114,032
Deutsche Post AG	21,849	974,017
Deutsche Telekom AG	79,449	2,708,158
Dr. Ing hc F Porsche AG Preference Shares (c)	2,542	123,297
E.ON SE	51,101	961,599
Evonik Industries AG	5,669	98,384
Fresenius Medical Care AG	5,092	267,205
Fresenius SE & Co. KGaA	9,618	535,674
GEA Group AG	3,333	246,138
Hannover Rueck SE	1,380	416,077
Heidelberg Materials AG	3,046	685,567
Henkel AG & Co. KGaA	2,296	170,366
Henkel AG & Co. KGaA Preference Shares	3,649	294,556
Hensoldt AG	1,446	187,405
Infineon Technologies AG	29,866	1,165,072
Knorr-Bremse AG	1,645	154,340
LEG Immobilien SE	1,672	133,003
Mercedes-Benz Group AG	16,516	1,037,655
Merck KGaA	2,937	377,709
MTU Aero Engines AG	1,236	567,704
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,973	1,898,245
Nemetschek SE	1,318	171,590
Porsche Automobil Holding SE Preference Shares	3,465	136,188
Rational AG	112	85,408
Rheinmetall AG	1,043	2,432,054
SAP SE	23,768	6,364,653
Sartorius AG Preference Shares	593	137,892
Scout24 SE (c)	1,742	218,194
Siemens AG	17,298	4,658,524
Siemens Energy AG (b)	15,465	1,806,598
Siemens Healthineers AG (c)	7,704	416,582

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Symrise AG	3,003	$261,252
Talanx AG	1,492	198,451
Volkswagen AG Preference Shares	4,665	504,067
Vonovia SE	17,116	533,955
Zalando SE (b) (c)	5,015	153,267
		42,939,210
HONG KONG — 1.8%
AIA Group Ltd.	241,800	2,319,980
CK Asset Holdings Ltd.	43,515	210,964
CK Infrastructure Holdings Ltd.	13,500	88,665
Futu Holdings Ltd. ADR	1,424	247,648
Hang Seng Bank Ltd.	17,500	266,535
HKT Trust & HKT Ltd. Stapled Security	89,000	131,777
Hong Kong Exchanges & Clearing Ltd.	27,375	1,555,158
Hongkong Land Holdings Ltd.	24,300	153,819
Link REIT	60,030	308,622
MTR Corp. Ltd. (a)	34,631	117,419
Power Assets Holdings Ltd.	32,500	205,851
Prudential PLC	58,767	823,588
Sino Land Co. Ltd.	77,908	98,632
Sun Hung Kai Properties Ltd.	33,500	401,290
Swire Pacific Ltd. Class A	8,000	67,811
Techtronic Industries Co. Ltd.	34,000	435,029
WH Group Ltd. (c)	183,310	198,615
Wharf Real Estate Investment Co. Ltd.	34,000	100,509
		7,731,912
IRELAND — 0.5%
AerCap Holdings NV	4,026	487,146
AIB Group PLC	48,667	441,172
Bank of Ireland Group PLC	21,927	361,086
Kerry Group PLC Class A	3,726	336,015
Kingspan Group PLC	3,511	292,080
		1,917,499
ISRAEL — 1.0%
Azrieli Group Ltd.	964	95,919
Bank Hapoalim BM	28,452	579,806
Bank Leumi Le-Israel BM	33,999	671,952
Check Point Software Technologies Ltd. (b)	1,972	408,027
Elbit Systems Ltd.	612	310,678
ICL Group Ltd.	18,195	114,011
Israel Discount Bank Ltd. Class A	28,281	280,285
Mizrahi Tefahot Bank Ltd.	3,617	238,579
Nice Ltd. (b)	1,468	216,856
Nova Ltd. (b)	667	211,901
Phoenix Financial Ltd.	5,144	193,085
Teva Pharmaceutical Industries Ltd. (b)	16,659	324,758
Teva Pharmaceutical Industries Ltd. ADR (b)	9,742	196,788
Security Description	Shares	Value
Wix.com Ltd. (b)	1,231	$218,663
		4,061,308
ITALY — 3.2%
Banca Mediolanum SpA	5,090	101,972
Banco BPM SpA	25,874	386,865
BPER Banca SpA	33,430	370,648
Coca-Cola HBC AG	4,964	234,165
Davide Campari-Milano NV (a)	13,428	84,727
Enel SpA	185,750	1,760,454
Ferrari NV	2,869	1,387,534
FinecoBank Banca Fineco SpA	13,712	296,534
Generali	19,400	761,581
Infrastrutture Wireless Italiane SpA (c)	6,362	74,828
Intesa Sanpaolo SpA	324,187	2,138,483
Leonardo SpA	9,248	587,003
Moncler SpA	5,397	316,249
Nexi SpA (a) (c)	12,568	71,120
Poste Italiane SpA (a) (c)	10,544	250,138
Prysmian SpA	6,483	641,243
Recordati Industria Chimica e Farmaceutica SpA (a)	2,603	158,126
Ryanair Holdings PLC	19,359	561,846
Snam SpA	45,107	271,258
Telecom Italia SpA (a) (b)	253,336	132,552
Terna - Rete Elettrica Nazionale	32,340	328,240
UniCredit SpA	31,908	2,417,102
Unipol Assicurazioni SpA	7,964	170,872
		13,503,540
JAPAN — 22.0%
Advantest Corp.	17,500	1,735,958
Aeon Co. Ltd.	50,700	616,220
AGC, Inc.	4,600	150,286
Aisin Corp.	11,500	199,343
Ajinomoto Co., Inc.	20,400	586,508
ANA Holdings, Inc.	3,200	61,991
Asahi Group Holdings Ltd.	33,200	399,137
Asahi Kasei Corp.	28,100	221,569
Asics Corp.	15,900	416,866
Astellas Pharma, Inc.	41,200	446,495
Bandai Namco Holdings, Inc.	13,500	450,198
Bridgestone Corp.	13,300	616,707
Canon, Inc. (a)	19,600	575,585
Capcom Co. Ltd.	8,100	220,647
Central Japan Railway Co.	17,500	502,776
Chiba Bank Ltd.	13,200	138,940
Chugai Pharmaceutical Co. Ltd.	15,400	672,372
Concordia Financial Group Ltd.	24,300	187,081
Dai Nippon Printing Co. Ltd.	9,100	154,999
Daifuku Co. Ltd.	7,400	237,656
Dai-ichi Life Holdings, Inc.	79,800	630,036
Daiichi Sankyo Co. Ltd.	39,000	875,411
Daikin Industries Ltd.	6,100	705,475
Daito Trust Construction Co. Ltd.	6,500	142,821
Daiwa House Industry Co. Ltd.	13,000	468,294

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Daiwa Securities Group, Inc. (a)	30,500	$248,341
Denso Corp.	39,900	576,947
Disco Corp.	2,100	661,347
East Japan Railway Co.	22,100	541,707
Eisai Co. Ltd.	6,200	208,857
FANUC Corp.	21,400	617,577
Fast Retailing Co. Ltd. (a)	4,500	1,372,380
Fuji Electric Co. Ltd. (a)	3,000	201,997
FUJIFILM Holdings Corp.	25,400	633,087
Fujikura Ltd.	5,900	577,476
Fujitsu Ltd.	40,200	948,348
Hankyu Hanshin Holdings, Inc.	5,200	153,657
Hikari Tsushin, Inc.	400	111,806
Hitachi Ltd.	104,100	2,770,173
Honda Motor Co. Ltd. (a)	90,300	936,109
Hoya Corp.	7,800	1,081,389
Hulic Co. Ltd. (a)	10,200	111,887
IHI Corp.	22,400	418,621
Isuzu Motors Ltd.	11,700	148,107
Japan Airlines Co. Ltd.	3,100	62,615
Japan Exchange Group, Inc.	23,000	257,355
Japan Post Bank Co. Ltd.	41,000	503,738
Japan Post Holdings Co. Ltd.	40,700	405,112
Japan Post Insurance Co. Ltd.	3,900	110,727
Japan Tobacco, Inc.	27,300	898,755
JFE Holdings, Inc. (a)	13,600	167,278
Kajima Corp.	9,400	274,709
Kansai Electric Power Co., Inc.	21,800	312,715
Kao Corp. (a)	10,400	454,280
Kawasaki Heavy Industries Ltd. (a)	3,300	218,309
Kawasaki Kisen Kaisha Ltd. (a)	8,000	114,081
KDDI Corp.	71,300	1,139,612
Keyence Corp.	4,600	1,718,712
Kikkoman Corp. (a)	14,900	126,617
Kirin Holdings Co. Ltd. (a)	17,300	253,904
Kobe Bussan Co. Ltd.	3,300	90,809
Komatsu Ltd.	21,800	761,675
Konami Group Corp.	2,300	332,498
Kubota Corp.	22,600	285,092
Kyocera Corp.	28,800	387,972
Kyowa Kirin Co. Ltd.	5,300	82,487
Lasertec Corp. (a)	1,800	247,479
LY Corp.	64,300	207,287
M3, Inc. (a)	9,800	158,329
Makita Corp.	5,300	172,474
MatsukiyoCocokara & Co. (a)	7,500	152,554
MEIJI Holdings Co. Ltd.	5,700	118,334
Minebea Mitsumi, Inc. (a)	8,100	152,994
Mitsubishi Chemical Group Corp.	30,500	175,811
Mitsubishi Electric Corp.	43,500	1,120,158
Mitsubishi Estate Co. Ltd.	24,300	559,928
Mitsubishi HC Capital, Inc.	19,400	160,588
Mitsubishi Heavy Industries Ltd.	73,100	1,919,998
Mitsubishi UFJ Financial Group, Inc. (a)	261,000	4,230,856
Mitsui Fudosan Co. Ltd.	60,100	656,406
Security Description	Shares	Value
Mitsui OSK Lines Ltd. (a)	7,900	$240,394
Mizuho Financial Group, Inc.	57,270	1,934,271
MonotaRO Co. Ltd. (a)	6,100	89,052
MS&AD Insurance Group Holdings, Inc.	29,300	665,814
Murata Manufacturing Co. Ltd.	37,800	720,628
NEC Corp.	29,300	940,195
Nexon Co. Ltd.	7,600	167,093
NIDEC Corp.	19,100	340,589
Nintendo Co. Ltd.	25,100	2,176,291
Nippon Building Fund, Inc. REIT	177	167,190
Nippon Paint Holdings Co. Ltd. (a)	21,600	147,720
Nippon Sanso Holdings Corp.	3,800	135,008
Nippon Steel Corp. (a)	111,000	458,100
Nippon Yusen KK (a)	9,900	338,592
Nissan Motor Co. Ltd. (a) (b)	50,700	124,892
Nissin Foods Holdings Co. Ltd. (a)	4,500	84,890
Nitori Holdings Co. Ltd. (a)	8,500	164,233
Nitto Denko Corp.	16,200	385,790
Nomura Holdings, Inc. (a)	67,900	499,072
Nomura Research Institute Ltd. (a)	8,500	326,509
NTT, Inc.	684,500	717,014
Obayashi Corp.	15,000	246,708
Obic Co. Ltd.	7,600	265,229
Olympus Corp.	26,400	334,458
Oracle Corp. Japan	800	81,796
Oriental Land Co. Ltd.	24,800	598,988
ORIX Corp.	26,500	696,570
Otsuka Corp.	5,500	115,002
Otsuka Holdings Co. Ltd.	9,800	521,503
Pan Pacific International Holdings Corp.	44,000	290,483
Panasonic Holdings Corp.	52,600	573,423
Rakuten Group, Inc. (b)	34,300	222,938
Recruit Holdings Co. Ltd.	30,400	1,639,132
Renesas Electronics Corp.	38,700	447,047
Resona Holdings, Inc.	47,400	484,800
Ryohin Keikaku Co. Ltd.	11,400	227,328
Sanrio Co. Ltd. (a)	4,100	192,972
SBI Holdings, Inc.	6,500	283,265
SCREEN Holdings Co. Ltd. (a)	1,900	173,166
SCSK Corp.	3,300	98,965
Secom Co. Ltd.	9,400	345,296
Sekisui Chemical Co. Ltd.	8,500	158,564
Sekisui House Ltd.	13,800	314,620
Seven & i Holdings Co. Ltd.	47,600	641,714
SG Holdings Co. Ltd. (a)	7,200	74,542
Shimadzu Corp.	5,500	139,097
Shimano, Inc.	1,600	179,842
Shin-Etsu Chemical Co. Ltd.	38,600	1,268,415
Shionogi & Co. Ltd.	17,300	303,571
Shiseido Co. Ltd.	8,800	150,575
SMC Corp.	1,300	399,898
SoftBank Corp.	654,300	964,493
SoftBank Group Corp.	21,900	2,770,772
Sompo Holdings, Inc.	20,200	625,758

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Sony Financial Group, Inc. (b)	140,200	$155,688
Sony Group Corp.	140,200	4,043,145
Subaru Corp.	13,800	283,130
Sumitomo Electric Industries Ltd.	16,300	465,541
Sumitomo Metal Mining Co. Ltd.	5,800	187,213
Sumitomo Mitsui Financial Group, Inc.	84,000	2,375,218
Sumitomo Mitsui Trust Group, Inc.	14,700	427,906
Sumitomo Realty & Development Co. Ltd.	7,100	314,028
Suntory Beverage & Food Ltd.	3,100	97,082
Suzuki Motor Corp.	35,400	517,870
Sysmex Corp.	11,000	135,894
T&D Holdings, Inc.	11,200	274,682
Taisei Corp.	3,400	234,133
Takeda Pharmaceutical Co. Ltd. (a)	36,308	1,060,832
TDK Corp.	44,300	644,470
Terumo Corp.	30,600	506,184
TIS, Inc.	5,100	168,659
Toho Co. Ltd.	2,300	147,950
Tokio Marine Holdings, Inc.	41,900	1,778,590
Tokyo Electron Ltd.	10,200	1,820,578
Tokyo Metro Co. Ltd. (a)	6,700	76,874
Tokyu Corp. (a)	11,600	141,696
TOPPAN Holdings, Inc.	5,700	146,471
Toray Industries, Inc.	32,200	206,105
Toyota Industries Corp.	3,700	416,887
Toyota Motor Corp.	215,700	4,161,812
Toyota Tsusho Corp.	15,800	438,850
Trend Micro, Inc.	2,800	153,570
Unicharm Corp.	26,400	171,501
West Japan Railway Co.	9,600	210,805
Yakult Honsha Co. Ltd. (a)	5,800	94,706
Yamaha Motor Co. Ltd.	20,300	152,575
Yokogawa Electric Corp.	5,400	155,581
Zensho Holdings Co. Ltd.	2,200	144,080
ZOZO, Inc.	10,200	93,930
		91,783,935
LUXEMBOURG — 0.2%
ArcelorMittal SA	10,655	382,850
CVC Capital Partners PLC (a) (c)	4,810	83,759
Eurofins Scientific SE	2,697	195,779
		662,388
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	51,000	281,076
Sands China Ltd.	55,200	153,956
		435,032
MEXICO — 0.0% *
Fresnillo PLC	5,032	159,874
NETHERLANDS — 4.7%
ABN AMRO Bank NV Dutch Certificate (c)	13,273	424,985
Adyen NV (b) (c)	575	922,228
Security Description	Shares	Value
Aegon Ltd. (a)	29,451	$236,421
Akzo Nobel NV	3,887	276,774
Argenx SE (b)	1,391	1,008,767
ASM International NV	1,067	640,402
ASML Holding NV	8,964	8,722,127
ASR Nederland NV	3,570	242,373
BE Semiconductor Industries NV (a)	1,664	248,017
Euronext NV (c)	1,798	269,151
EXOR NV	2,014	196,889
Heineken Holding NV (a)	2,933	201,090
Heineken NV	6,629	517,350
IMCD NV	1,338	138,349
ING Groep NV	68,773	1,783,842
JDE Peet's NV	3,866	141,727
Koninklijke Ahold Delhaize NV	20,662	836,372
Koninklijke KPN NV	87,975	422,476
Koninklijke Philips NV	17,533	474,653
NN Group NV	6,063	426,729
Randstad NV (a)	2,361	100,342
Universal Music Group NV	25,050	722,893
Wolters Kluwer NV	5,455	744,478
		19,698,435
NEW ZEALAND — 0.3%
Auckland International Airport Ltd.	38,095	174,305
Contact Energy Ltd.	19,641	103,781
Fisher & Paykel Healthcare Corp. Ltd.	13,250	285,048
Infratil Ltd.	20,801	149,165
Meridian Energy Ltd.	30,383	98,265
Xero Ltd. (b)	3,731	389,453
		1,200,017
NORWAY — 0.5%
DNB Bank ASA	20,329	553,160
Gjensidige Forsikring ASA	4,540	133,136
Kongsberg Gruppen ASA	10,166	324,966
Mowi ASA	10,810	228,382
Norsk Hydro ASA	31,456	213,115
Orkla ASA	16,083	167,958
Salmar ASA	1,558	83,226
Telenor ASA	14,242	236,087
		1,940,030
POLAND — 0.0% *
InPost SA (b)	5,029	61,750
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R	189,208	167,451
EDP SA	70,417	334,021
Jeronimo Martins SGPS SA	6,627	161,185
		662,657
SINGAPORE — 1.9%
CapitaLand Ascendas REIT	86,870	187,998
CapitaLand Integrated Commercial Trust REIT	134,813	239,468

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
CapitaLand Investment Ltd.	55,705	$116,232
DBS Group Holdings Ltd.	48,550	1,926,259
Genting Singapore Ltd.	133,200	75,940
Grab Holdings Ltd. Class A (b)	55,110	331,762
Keppel Ltd.	33,500	231,787
Oversea-Chinese Banking Corp. Ltd.	77,089	983,046
Sea Ltd. ADR (b)	8,710	1,556,738
Sembcorp Industries Ltd.	20,900	97,594
Singapore Airlines Ltd. (a)	34,600	174,986
Singapore Exchange Ltd.	19,800	253,874
Singapore Technologies Engineering Ltd.	36,100	241,096
Singapore Telecommunications Ltd.	169,400	542,679
STMicroelectronics NV	15,291	428,511
United Overseas Bank Ltd.	28,771	771,720
		8,159,690
SOUTH KOREA — 0.0% *
Delivery Hero SE (b) (c)	4,232	121,381
SPAIN — 3.6%
Abertis Infraestructuras SA (b) (e)	132	—
Acciona SA (a)	590	118,476
ACS Actividades de Construccion y Servicios SA	4,135	330,386
Aena SME SA (c)	17,070	466,732
Amadeus IT Group SA	10,313	817,950
Banco Bilbao Vizcaya Argentaria SA	131,180	2,518,590
Banco de Sabadell SA	114,349	443,388
Banco Santander SA	338,809	3,532,744
Bankinter SA	15,349	241,760
CaixaBank SA	88,702	932,395
Cellnex Telecom SA (b) (c)	11,259	390,133
EDP Renovaveis SA	7,038	92,620
Endesa SA	7,322	234,097
Grifols SA (a)	7,140	103,401
Iberdrola SA	144,470	2,733,860
Industria de Diseno Textil SA	24,925	1,375,604
Redeia Corp. SA	9,385	181,290
Telefonica SA (a)	83,916	433,649
		14,947,075
SWEDEN — 3.3%
AddTech AB Class B	6,026	195,547
Alfa Laval AB	6,660	303,361
Assa Abloy AB Class B	22,959	797,271
Atlas Copco AB Class A	61,443	1,038,085
Atlas Copco AB Class B	35,836	537,058
Beijer Ref AB (a)	8,708	135,780
Boliden AB (b)	6,625	269,576
Epiroc AB Class A (a)	15,224	321,149
Epiroc AB Class B	9,075	171,174
EQT AB	8,341	288,761
Essity AB Class B	13,804	360,764
Evolution AB (c)	3,260	268,076
Security Description	Shares	Value
Fastighets AB Balder Class B (a) (b)	16,242	$116,292
H & M Hennes & Mauritz AB Class B (a)	13,195	245,869
Hexagon AB Class B	47,694	567,454
Holmen AB Class B	1,833	69,655
Industrivarden AB Class A	2,702	107,217
Industrivarden AB Class C (a)	3,474	137,740
Indutrade AB	6,033	138,427
Investment AB Latour Class B	3,351	79,418
Investor AB Class B	39,564	1,236,967
L E Lundbergforetagen AB Class B	1,727	89,682
Lifco AB Class B	5,289	178,716
Nibe Industrier AB Class B	33,546	132,114
Saab AB Class B (a)	7,339	448,295
Sagax AB Class B (a)	4,930	102,897
Sandvik AB	24,472	681,202
Securitas AB Class B	11,037	166,169
Skandinaviska Enskilda Banken AB Class A	34,459	673,785
Skanska AB Class B	7,653	198,463
SKF AB Class B	7,975	197,741
Svenska Cellulosa AB SCA Class B	13,510	178,623
Svenska Handelsbanken AB Class A	32,996	429,417
Swedbank AB Class A	19,494	586,990
Swedish Orphan Biovitrum AB (b)	4,380	133,564
Tele2 AB Class B	12,203	208,312
Telefonaktiebolaget LM Ericsson Class B (a)	62,904	520,616
Telia Co. AB	54,097	206,435
Trelleborg AB Class B	4,618	172,099
Volvo AB Class A	4,631	132,749
Volvo AB Class B	31,702	908,410
		13,731,920
SWITZERLAND — 5.2%
ABB Ltd.	35,675	2,570,089
Avolta AG	2,110	114,192
Baloise Holding AG	938	231,538
Banque Cantonale Vaudoise	646	76,239
Barry Callebaut AG (a)	77	105,486
Belimo Holding AG	225	235,138
BKW AG	498	106,341
Chocoladefabriken Lindt & Spruengli AG (d)	21	320,945
Chocoladefabriken Lindt & Spruengli AG (d)	2	300,635
Cie Financiere Richemont SA Class A	12,237	2,331,589
DSM-Firmenich AG	4,208	358,568
EMS-Chemie Holding AG	157	110,994
Galderma Group AG	2,989	519,548
Geberit AG	769	577,197
Givaudan SA	208	844,914
Helvetia Holding AG	840	205,553

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Julius Baer Group Ltd. (a)	4,760	$328,800
Kuehne & Nagel International AG	1,097	204,261
Logitech International SA	3,521	384,029
Lonza Group AG	1,599	1,059,502
Partners Group Holding AG	517	671,551
Sandoz Group AG	9,458	560,716
Schindler Holding AG (d)	938	355,088
Schindler Holding AG (d)	523	188,323
SGS SA	3,771	390,916
SIG Group AG	7,026	72,454
Sika AG	3,477	773,929
Sonova Holding AG	1,138	309,798
Straumann Holding AG	2,525	269,431
Swatch Group AG (a)	1,093	41,761
Swatch Group AG Bearer Shares	428	80,393
Swiss Life Holding AG	651	700,051
Swiss Prime Site AG	1,862	260,467
Swisscom AG (a)	586	425,331
UBS Group AG	72,254	2,952,275
VAT Group AG (c)	625	246,968
Zurich Insurance Group AG	3,330	2,371,367
		21,656,377
UNITED KINGDOM — 11.9%
3i Group PLC	22,176	1,220,748
Admiral Group PLC	5,892	265,884
Ashtead Group PLC	9,713	649,230
Associated British Foods PLC	7,478	206,480
AstraZeneca PLC	35,294	5,313,077
Auto Trader Group PLC (c)	20,450	216,998
Aviva PLC	69,612	642,699
BAE Systems PLC	68,740	1,905,424
Barclays PLC	321,904	1,645,047
Barratt Redrow PLC	30,455	159,859
British American Tobacco PLC	47,448	2,521,220
BT Group PLC	136,021	350,031
Bunzl PLC	7,525	237,662
Coca-Cola Europacific Partners PLC (d)	905	81,821
Coca-Cola Europacific Partners PLC (d)	4,324	391,722
Compass Group PLC	38,787	1,320,568
DCC PLC (a)	2,279	146,410
Diageo PLC	50,665	1,211,029
Entain PLC	13,673	160,843
Halma PLC	8,748	406,306
Hikma Pharmaceuticals PLC	3,698	84,534
HSBC Holdings PLC	397,021	5,585,416
Imperial Brands PLC	17,573	747,109
Informa PLC	30,291	374,191
InterContinental Hotels Group PLC	3,376	407,863
International Consolidated Airlines Group SA	28,297	147,359
Intertek Group PLC	3,603	229,042
J Sainsbury PLC	40,731	183,146
JD Sports Fashion PLC	62,407	80,067
Kingfisher PLC	40,658	168,970
Security Description	Shares	Value
Land Securities Group PLC REIT	16,324	$127,901
Legal & General Group PLC	130,538	418,254
Lloyds Banking Group PLC	1,369,450	1,545,324
London Stock Exchange Group PLC	10,816	1,240,018
M&G PLC	53,383	181,823
Marks & Spencer Group PLC	45,879	225,132
Melrose Industries PLC	29,495	241,740
National Grid PLC	111,573	1,603,440
NatWest Group PLC	183,924	1,291,522
Next PLC	2,698	449,483
Pearson PLC	13,349	189,865
Phoenix Group Holdings PLC	15,750	136,444
Reckitt Benckiser Group PLC	15,461	1,190,166
RELX PLC (d)	24,295	1,163,393
RELX PLC (d)	17,478	837,484
Rentokil Initial PLC	56,654	286,624
Rolls-Royce Holdings PLC	192,309	3,080,863
Sage Group PLC	22,030	326,237
Schroders PLC	16,498	83,511
Segro PLC REIT	28,748	253,653
Severn Trent PLC	6,065	211,310
Smith & Nephew PLC	19,312	347,734
Smiths Group PLC	7,729	244,730
Spirax Group PLC	1,655	151,841
SSE PLC	25,617	600,589
Standard Chartered PLC	44,976	869,180
Tesco PLC	149,430	896,213
Unilever PLC	55,806	3,305,669
United Utilities Group PLC	15,856	244,734
Vodafone Group PLC	443,221	514,105
Whitbread PLC	3,967	171,967
Wise PLC Class A (b)	15,633	217,825
WPP PLC	23,999	118,831
		49,828,360
UNITED STATES — 8.6%
Alcon AG	11,424	850,859
Amrize Ltd. (b)	11,611	560,229
CSL Ltd.	11,020	1,447,554
CyberArk Software Ltd. (b)	1,088	525,667
Experian PLC	20,967	1,050,603
Ferrovial SE	11,732	672,437
GSK PLC	92,959	1,970,425
Haleon PLC	204,502	915,133
Holcim AG	11,611	982,699
James Hardie Industries PLC CDI (b)	13,188	245,429
Monday.com Ltd. (b)	914	177,033
Nestle SA	58,645	5,385,773
Novartis AG	43,274	5,445,350
Qiagen NV	4,824	213,663
Roche Holding AG	15,991	5,223,479
Roche Holding AG Bearer Shares	741	253,504
Sanofi SA	25,149	2,321,158
Schneider Electric SE	12,497	3,488,912
Spotify Technology SA (b)	3,489	2,435,322

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Stellantis NV (a)	45,859	$423,746
Swiss Re AG	6,799	1,256,574
Tenaris SA	8,540	152,424
		35,997,973
TOTAL COMMON STOCKS (Cost $329,367,290)		415,215,306
RIGHTS — 0.0% *
BELGIUM — 0.0% *
Sofina SA (expiring 10/08/25) (a) (b) (Cost $0)	340	759
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (f) (g)	456,696	456,696
State Street Navigator Securities Lending Portfolio II (h) (i)	11,344,922	11,344,922
TOTAL SHORT-TERM INVESTMENTS (Cost $11,801,618)		11,801,618
TOTAL INVESTMENTS — 102.2% (Cost $341,168,908)		427,017,683
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(9,203,491)
NET ASSETS — 100.0%		$417,814,192

(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$415,211,087	$4,219	$0(a)	$415,215,306
Rights	759	—	—	759
Short-Term Investments	11,801,618	—	—	11,801,618
TOTAL INVESTMENTS	$427,013,464	$4,219	$0	$427,017,683
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2025.
See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Sector Breakdown as of September 30, 2025

% of Net Assets
Financials	26.2%
Industrials	18.9
Health Care	11.5
Consumer Discretionary	10.9
Information Technology	8.9
Consumer Staples	8.0
Communication Services	5.3
Materials	4.7
Utilities	2.9
Real Estate	2.0
Energy	0.1
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	103,375	$103,375	$12,774,105	$12,420,784	$—	$—	456,696	$456,696	$12,098
State Street Navigator Securities Lending Portfolio II	5,913,786	5,913,786	79,724,726	74,293,590	—	—	11,344,922	11,344,922	51,102
Total		$6,017,161	$92,498,831	$86,714,374	$—	$—		$11,801,618	$63,200
See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 5.8%
ANZ Group Holdings Ltd.	68,913	$1,516,770
Aristocrat Leisure Ltd.	25,061	1,162,310
ASX Ltd.	9,393	364,735
BHP Group Ltd. (a)	317,328	8,944,445
BlueScope Steel Ltd.	20,664	310,741
Brambles Ltd.	146,033	2,400,227
Cochlear Ltd.	5,019	928,881
Coles Group Ltd.	166,275	2,566,528
Commonwealth Bank of Australia	28,470	3,149,151
Computershare Ltd.	32,809	789,096
Fortescue Ltd. (a)	112,566	1,393,586
Glencore PLC (b)	631,786	2,905,452
Goodman Group REIT	8,663	188,203
Insurance Australia Group Ltd.	157,974	858,517
Lottery Corp. Ltd.	152,488	594,241
Macquarie Group Ltd.	3,478	505,565
Medibank Pvt Ltd.	731,969	2,338,241
National Australia Bank Ltd.	49,121	1,437,300
Northern Star Resources Ltd. (a)	8,514	133,900
Origin Energy Ltd.	99,002	820,169
Pro Medicus Ltd.	3,156	644,831
Qantas Airways Ltd.	14,432	104,448
QBE Insurance Group Ltd.	104,570	1,426,964
REA Group Ltd. (a)	2,949	451,595
Rio Tinto Ltd. (a)	21,509	1,739,548
Rio Tinto PLC	70,276	4,624,019
Santos Ltd.	134,649	600,576
Scentre Group REIT	105,979	286,569
Sigma Healthcare Ltd. (a)	63,986	125,948
Sonic Healthcare Ltd.	7,978	113,362
South32 Ltd.	96,235	174,756
Stockland REIT	32,044	129,971
Suncorp Group Ltd.	14,492	194,589
Telstra Group Ltd.	183,353	585,713
Transurban Group Stapled Security	169,727	1,552,314
Unibail-Rodamco-Westfield (b)	824	4,330
Vicinity Ltd. REIT	59,755	99,799
Washington H Soul Pattinson & Co. Ltd. (a)	25,187	642,501
Wesfarmers Ltd.	70,493	4,299,103
Westpac Banking Corp.	62,242	1,607,547
WiseTech Global Ltd.	6,454	386,034
Woodside Energy Group Ltd. (a)	62,693	956,891
Woolworths Group Ltd.	30,875	546,346
		54,605,812
AUSTRIA — 0.2%
Erste Group Bank AG	7,332	716,776
Mondi PLC	22,722	313,237
OMV AG	12,856	686,105
Verbund AG	7,185	522,583
		2,238,701
Security Description	Shares	Value
BELGIUM — 0.9%
Ageas SA	7,615	$527,015
Anheuser-Busch InBev SA	34,535	2,061,394
D'ieteren Group	476	89,040
Groupe Bruxelles Lambert NV	25,894	2,313,855
KBC Group NV	5,064	603,648
Lotus Bakeries NV	33	310,975
Sofina SA	531	156,605
Syensqo SA (a)	2,163	174,603
UCB SA	6,113	1,687,952
		7,925,087
BRAZIL — 0.0% *
Yara International ASA	9,104	332,670
CHILE — 0.0% *
Antofagasta PLC	4,500	166,659
CHINA — 0.6%
BOC Hong Kong Holdings Ltd.	831,536	3,905,240
Prosus NV	6,951	489,555
SITC International Holdings Co. Ltd.	106,000	408,174
Wharf Holdings Ltd. (a)	203,000	580,790
Wilmar International Ltd.	116,700	257,986
Yangzijiang Shipbuilding Holdings Ltd.	144,800	378,511
		6,020,256
DENMARK — 2.0%
AP Moller - Maersk AS Class A	294	575,246
AP Moller - Maersk AS Class B	346	678,896
Carlsberg AS Class B	6,489	754,639
Coloplast AS Class B	13,800	1,179,543
Danske Bank AS	23,246	991,270
Demant AS (b)	2,855	98,960
DSV AS	2,211	440,091
Genmab AS (b)	3,645	1,105,928
Novo Nordisk AS Class B	189,046	10,256,061
Novonesis Novozymes B Class B	2,687	164,575
Orsted AS (b) (c) (d)	2,886	51,584
Orsted AS (b) (d)	6,184	110,533
Pandora AS	3,702	482,738
Rockwool AS Class B	5,132	190,729
Tryg AS	58,446	1,483,966
Vestas Wind Systems AS	9,087	171,361
		18,736,120
FINLAND — 1.7%
Elisa OYJ (a)	41,773	2,192,059
Fortum OYJ	7,842	148,397
Kesko OYJ Class B	6,628	140,961
Kone OYJ Class B	39,184	2,670,389
Metso OYJ (a)	31,631	434,290
Neste OYJ (a)	22,605	413,951
Nokia OYJ	167,475	802,678
Nordea Bank Abp (d)	67,154	1,101,728
Nordea Bank Abp (d)	89,246	1,465,475
Orion OYJ Class B	8,064	617,309

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Sampo OYJ Class A	390,596	$4,487,615
Stora Enso OYJ Class R (a)	20,894	229,203
UPM-Kymmene OYJ (a)	10,807	295,488
Wartsila OYJ Abp	23,943	715,985
		15,715,528
FRANCE — 7.4%
Accor SA	1,624	76,900
Air Liquide SA	35,646	7,407,612
Airbus SE	5,086	1,179,672
Alstom SA (b)	8,010	208,188
Amundi SA (c)	1,165	92,262
Arkema SA	1,785	112,419
AXA SA	34,732	1,658,522
BioMerieux	4,413	590,084
BNP Paribas SA	33,088	3,006,466
Bollore SE	13,007	73,604
Bouygues SA	8,914	401,362
Bureau Veritas SA	15,341	480,204
Capgemini SE	7,493	1,087,768
Carrefour SA	51,148	774,975
Cie de Saint-Gobain SA	7,729	832,417
Cie Generale des Etablissements Michelin SCA	17,079	612,871
Covivio SA REIT	1,297	87,171
Credit Agricole SA	26,055	511,876
Danone SA	39,533	3,444,826
Dassault Aviation SA	950	317,685
Dassault Systemes SE	25,294	847,330
Edenred SE	3,916	92,946
Eiffage SA	2,057	262,725
Engie SA	57,953	1,243,070
EssilorLuxottica SA	4,521	1,466,160
FDJ UNITED	7,555	252,998
Gecina SA REIT	692	69,357
Getlink SE	23,923	440,195
Hermes International SCA	1,560	3,818,138
Ipsen SA	2,360	315,013
Kering SA	1,953	648,389
Klepierre SA REIT	6,140	239,233
Legrand SA	11,039	1,823,698
L'Oreal SA	11,603	5,023,953
LVMH Moet Hennessy Louis Vuitton SE	12,534	7,665,636
Orange SA	343,284	5,570,383
Pernod Ricard SA	2,715	266,503
Publicis Groupe SA	10,426	1,000,625
Renault SA	10,621	434,293
Rexel SA	8,289	271,150
Safran SA	1,243	438,303
Societe Generale SA	25,829	1,710,473
Sodexo SA	3,999	251,622
Teleperformance SE	1,820	135,453
Thales SA	6,425	2,012,663
TotalEnergies SE	128,544	7,813,256
Unibail-Rodamco-Westfield REIT (b)	2,010	211,235
Security Description	Shares	Value
Veolia Environnement SA	15,963	$543,564
Vinci SA	8,987	1,245,519
		69,070,767
GERMANY — 7.1%
adidas AG	1,166	245,787
Allianz SE	19,830	8,327,508
Aumovio SE (b)	1	21
BASF SE	28,652	1,427,106
Bayer AG	54,395	1,804,295
Bayerische Motoren Werke AG	16,454	1,651,850
Bayerische Motoren Werke AG Preference Shares	4,111	381,362
Beiersdorf AG	19,959	2,087,212
Brenntag SE	8,567	512,371
Commerzbank AG	20,450	771,082
Continental AG	3,947	260,269
Covestro AG (b)	20,114	1,377,859
CTS Eventim AG & Co. KGaA	3,030	296,925
Daimler Truck Holding AG	13,518	556,245
Deutsche Bank AG	54,634	1,922,638
Deutsche Boerse AG	12,973	3,476,990
Deutsche Lufthansa AG	23,309	197,413
Deutsche Post AG	28,573	1,273,770
Deutsche Telekom AG	152,829	5,209,443
Dr. Ing hc F Porsche AG Preference Shares (c)	6,381	309,504
E.ON SE	131,014	2,465,372
Evonik Industries AG	7,882	136,790
Fresenius Medical Care AG	5,419	284,365
Fresenius SE & Co. KGaA	9,690	539,684
GEA Group AG	7,337	541,828
Hannover Rueck SE	5,104	1,538,881
Heidelberg Materials AG	2,071	466,122
Henkel AG & Co. KGaA	8,531	633,011
Henkel AG & Co. KGaA Preference Shares	8,083	652,480
Infineon Technologies AG	16,758	653,729
Knorr-Bremse AG	3,330	312,433
LEG Immobilien SE	905	71,990
Mercedes-Benz Group AG	49,841	3,131,372
Merck KGaA	7,791	1,001,952
MTU Aero Engines AG	2,111	969,598
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,199	5,873,514
Nemetschek SE	3,058	398,121
Porsche Automobil Holding SE Preference Shares	7,542	296,429
Rational AG	320	244,024
Rheinmetall AG	1,847	4,306,811
RWE AG	13,005	577,923
SAP SE	9,463	2,534,025
Scout24 SE (c)	3,105	388,917
Siemens AG	7,302	1,966,501
Siemens Energy AG (b)	2,525	294,967
Siemens Healthineers AG (c)	3,218	174,009

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Symrise AG	3,881	$337,635
Talanx AG	1,781	236,891
Volkswagen AG Preference Shares	23,498	2,539,029
Vonovia SE	8,674	270,596
Zalando SE (b) (c)	4,042	123,531
		66,052,180
HONG KONG — 2.7%
AIA Group Ltd.	147,223	1,412,549
CK Asset Holdings Ltd.	81,854	396,835
CK Infrastructure Holdings Ltd.	207,000	1,359,532
CLP Holdings Ltd.	382,000	3,164,349
Futu Holdings Ltd. ADR	2,596	451,470
Hang Seng Bank Ltd. (a)	137,229	2,090,077
Henderson Land Development Co. Ltd. (a)	38,000	134,019
HKT Trust & HKT Ltd. Stapled Security	1,299,540	1,924,156
Hong Kong & China Gas Co. Ltd. (a)	1,663,652	1,445,464
Hong Kong Exchanges & Clearing Ltd.	58,672	3,333,122
Hongkong Land Holdings Ltd.	39,500	250,035
Jardine Matheson Holdings Ltd.	15,300	963,900
Link REIT	58,809	302,344
MTR Corp. Ltd. (a)	210,896	715,058
Power Assets Holdings Ltd.	448,500	2,840,738
Prudential PLC	46,095	645,997
Sino Land Co. Ltd.	421,173	533,206
Sun Hung Kai Properties Ltd.	50,500	604,930
Swire Pacific Ltd. Class A	108,500	919,692
Techtronic Industries Co. Ltd.	71,500	914,841
WH Group Ltd. (c)	553,290	599,485
Wharf Real Estate Investment Co. Ltd.	50,000	147,807
		25,149,606
IRELAND — 0.4%
AerCap Holdings NV	3,813	461,373
AIB Group PLC	137,284	1,244,496
Bank of Ireland Group PLC	32,367	533,008
Kerry Group PLC Class A	12,366	1,115,181
Kingspan Group PLC	6,504	541,068
		3,895,126
ISRAEL — 1.6%
Bank Hapoalim BM	159,501	3,250,373
Bank Leumi Le-Israel BM	123,744	2,445,663
Check Point Software Technologies Ltd. (b)	13,365	2,765,352
Elbit Systems Ltd.	2,763	1,402,619
ICL Group Ltd.	79,359	497,270
Israel Discount Bank Ltd. Class A	116,215	1,151,773
Mizrahi Tefahot Bank Ltd.	22,744	1,500,202
Nice Ltd. (b)	2,422	357,783
Phoenix Financial Ltd.	2,846	106,827
Security Description	Shares	Value
Teva Pharmaceutical Industries Ltd. (b)	16,862	$328,716
Teva Pharmaceutical Industries Ltd. ADR (b)	43,787	884,497
		14,691,075
ITALY — 3.1%
Banca Monte dei Paschi di Siena SpA (a)	52,948	469,093
Banco BPM SpA	27,517	411,431
BPER Banca SpA	29,708	329,381
Coca-Cola HBC AG	11,695	551,684
Enel SpA	212,855	2,017,344
Eni SpA	299,069	5,224,002
Ferrari NV	11,183	5,408,433
FinecoBank Banca Fineco SpA	34,465	745,336
Generali	37,987	1,491,246
Intesa Sanpaolo SpA	322,209	2,125,435
Leonardo SpA	8,707	552,664
Moncler SpA	11,284	661,211
Nexi SpA (a) (c)	16,833	95,255
Poste Italiane SpA (c)	9,075	215,288
Prysmian SpA	13,160	1,301,675
Recordati Industria Chimica e Farmaceutica SpA (a)	11,170	678,549
Ryanair Holdings PLC	19,119	554,881
Snam SpA	200,217	1,204,035
Telecom Italia SpA (a) (b)	342,416	179,161
Terna - Rete Elettrica Nazionale	89,406	907,439
UniCredit SpA	41,667	3,156,368
Unipol Assicurazioni SpA	20,789	446,038
		28,725,949
JAPAN — 22.7%
Advantest Corp.	37,600	3,729,830
Aeon Co. Ltd.	135,000	1,640,823
AGC, Inc.	8,700	284,237
Aisin Corp.	26,400	457,623
Ajinomoto Co., Inc.	7,600	218,503
ANA Holdings, Inc.	54,000	1,046,105
Asahi Group Holdings Ltd.	32,300	388,317
Asahi Kasei Corp.	40,900	322,498
Asics Corp.	29,300	768,186
Astellas Pharma, Inc.	189,100	2,049,325
Bandai Namco Holdings, Inc.	34,700	1,157,176
Bridgestone Corp.	49,800	2,309,174
Canon, Inc. (a)	80,800	2,372,818
Capcom Co. Ltd.	14,300	389,538
Central Japan Railway Co.	115,900	3,329,815
Chiba Bank Ltd.	17,900	188,411
Chubu Electric Power Co., Inc.	98,200	1,368,756
Chugai Pharmaceutical Co. Ltd.	48,100	2,100,070
Concordia Financial Group Ltd.	30,700	236,354
Dai Nippon Printing Co. Ltd.	39,800	677,908
Daifuku Co. Ltd.	12,600	404,657
Dai-ichi Life Holdings, Inc.	90,832	717,135
Daiichi Sankyo Co. Ltd.	68,218	1,531,250

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Daikin Industries Ltd.	3,600	$416,346
Daito Trust Construction Co. Ltd.	108,000	2,373,024
Daiwa House Industry Co. Ltd.	53,800	1,938,017
Daiwa Securities Group, Inc.	20,400	166,104
Denso Corp.	43,200	624,665
Disco Corp.	4,700	1,480,157
East Japan Railway Co.	149,100	3,654,684
Eisai Co. Ltd.	4,100	138,115
ENEOS Holdings, Inc.	220,582	1,403,833
FANUC Corp.	8,500	245,299
Fast Retailing Co. Ltd.	12,200	3,720,676
Fuji Electric Co. Ltd.	6,400	430,928
FUJIFILM Holdings Corp.	32,000	797,589
Fujikura Ltd.	10,000	978,772
Fujitsu Ltd.	117,300	2,767,195
Hankyu Hanshin Holdings, Inc.	14,800	437,331
Hikari Tsushin, Inc.	400	111,806
Hitachi Ltd.	49,900	1,327,873
Honda Motor Co. Ltd. (a)	216,200	2,241,272
Hoya Corp.	16,500	2,287,555
Idemitsu Kosan Co. Ltd.	115,300	793,207
IHI Corp.	6,300	117,737
Inpex Corp.	48,400	876,008
Isuzu Motors Ltd.	19,200	243,047
ITOCHU Corp.	29,914	1,706,709
Japan Airlines Co. Ltd.	37,800	763,499
Japan Exchange Group, Inc.	48,012	537,223
Japan Post Bank Co. Ltd.	245,400	3,015,054
Japan Post Holdings Co. Ltd.	137,100	1,364,641
Japan Post Insurance Co. Ltd.	11,000	312,307
Japan Tobacco, Inc.	100,700	3,315,187
JFE Holdings, Inc. (a)	43,100	530,123
Kajima Corp.	11,000	321,468
Kansai Electric Power Co., Inc.	46,400	665,595
Kao Corp.	58,500	2,555,327
Kawasaki Heavy Industries Ltd. (a)	1,500	99,231
Kawasaki Kisen Kaisha Ltd. (a)	18,000	256,681
KDDI Corp.	339,636	5,428,519
Keyence Corp.	7,900	2,951,701
Kikkoman Corp. (a)	33,500	284,677
Kirin Holdings Co. Ltd. (a)	73,000	1,071,385
Kobe Bussan Co. Ltd.	40,400	1,111,728
Komatsu Ltd.	17,400	607,943
Konami Group Corp.	3,900	563,801
Kubota Corp.	31,400	396,101
Kyocera Corp.	35,200	474,188
Kyowa Kirin Co. Ltd.	52,000	809,304
Lasertec Corp. (a)	5,100	701,192
LY Corp.	27,900	89,943
M3, Inc. (a)	22,400	361,895
Makita Corp.	2,900	94,372
Marubeni Corp.	47,800	1,196,902
MatsukiyoCocokara & Co. (a)	12,100	246,121
MEIJI Holdings Co. Ltd.	69,400	1,440,772
Minebea Mitsumi, Inc.	11,200	211,548
Mitsubishi Chemical Group Corp.	70,700	407,536
Security Description	Shares	Value
Mitsubishi Corp.	135,200	$3,232,496
Mitsubishi Electric Corp.	29,500	759,647
Mitsubishi Estate Co. Ltd.	19,400	447,020
Mitsubishi HC Capital, Inc.	95,400	789,698
Mitsubishi Heavy Industries Ltd.	21,700	569,958
Mitsubishi UFJ Financial Group, Inc.	253,900	4,115,764
Mitsui & Co. Ltd.	70,700	1,761,695
Mitsui Fudosan Co. Ltd.	40,400	441,245
Mitsui OSK Lines Ltd. (a)	28,400	864,202
Mizuho Financial Group, Inc.	61,940	2,091,998
MonotaRO Co. Ltd.	21,500	313,871
MS&AD Insurance Group Holdings, Inc.	74,600	1,695,213
Murata Manufacturing Co. Ltd.	74,500	1,420,285
NEC Corp.	44,100	1,415,106
Nexon Co. Ltd.	13,800	303,407
NIDEC Corp.	9,400	167,620
Nintendo Co. Ltd.	43,800	3,797,671
Nippon Building Fund, Inc. REIT	2,055	1,941,108
Nippon Paint Holdings Co. Ltd. (a)	10,100	69,073
Nippon Sanso Holdings Corp.	3,000	106,585
Nippon Steel Corp. (a)	270,000	1,114,297
Nippon Yusen KK (a)	22,300	762,686
Nissan Motor Co. Ltd. (a) (b)	284,216	700,124
Nissin Foods Holdings Co. Ltd. (a)	32,100	605,550
Nitori Holdings Co. Ltd. (a)	71,000	1,371,829
Nitto Denko Corp.	36,300	864,455
Nomura Holdings, Inc.	71,100	522,592
Nomura Research Institute Ltd.	35,400	1,359,814
NTT, Inc.	2,892,200	3,029,579
Obayashi Corp.	38,900	639,795
Obic Co. Ltd.	77,100	2,690,682
Olympus Corp.	53,300	675,250
Oracle Corp. Japan	14,500	1,482,547
Oriental Land Co. Ltd. (a)	23,600	570,005
ORIX Corp.	30,200	793,827
Osaka Gas Co. Ltd.	55,200	1,603,093
Otsuka Corp.	84,000	1,756,387
Otsuka Holdings Co. Ltd.	59,700	3,176,912
Pan Pacific International Holdings Corp.	251,500	1,660,375
Panasonic Holdings Corp.	84,500	921,184
Rakuten Group, Inc. (b)	12,900	83,845
Recruit Holdings Co. Ltd.	63,905	3,445,682
Renesas Electronics Corp.	32,100	370,807
Resona Holdings, Inc.	50,700	518,552
Ryohin Keikaku Co. Ltd.	49,600	989,078
SBI Holdings, Inc.	9,600	418,361
SCREEN Holdings Co. Ltd. (a)	5,000	455,700
SCSK Corp.	54,300	1,628,430
Secom Co. Ltd.	124,700	4,580,678
Sekisui Chemical Co. Ltd.	52,200	973,768
Sekisui House Ltd.	12,200	278,142
Seven & i Holdings Co. Ltd.	52,200	703,729
SG Holdings Co. Ltd. (a)	114,000	1,180,255

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Shimadzu Corp.	11,200	$283,252
Shimano, Inc.	1,100	123,642
Shin-Etsu Chemical Co. Ltd.	81,700	2,684,701
Shionogi & Co. Ltd.	177,600	3,116,433
Shiseido Co. Ltd.	3,600	61,599
SMC Corp.	2,400	738,274
SoftBank Corp.	2,849,700	4,200,695
SoftBank Group Corp.	10,800	1,366,408
Sompo Holdings, Inc.	47,100	1,459,068
Sony Financial Group, Inc. (b)	71,200	79,066
Sony Group Corp.	71,200	2,053,294
Subaru Corp.	21,400	439,056
Sumitomo Corp.	33,612	975,917
Sumitomo Electric Industries Ltd.	19,700	562,648
Sumitomo Metal Mining Co. Ltd.	7,800	251,770
Sumitomo Mitsui Financial Group, Inc.	96,300	2,723,017
Sumitomo Mitsui Trust Group, Inc.	16,300	474,481
Sumitomo Realty & Development Co. Ltd.	4,400	194,609
Suntory Beverage & Food Ltd.	30,787	964,146
Suzuki Motor Corp.	82,400	1,205,439
Sysmex Corp.	20,000	247,080
T&D Holdings, Inc.	11,200	274,682
Taisei Corp.	2,300	158,384
Takeda Pharmaceutical Co. Ltd. (a)	152,551	4,457,173
TDK Corp.	28,500	414,614
Terumo Corp.	9,400	155,494
TIS, Inc.	58,000	1,918,082
Tokio Marine Holdings, Inc.	102,700	4,359,456
Tokyo Electron Ltd.	25,300	4,515,746
Tokyo Gas Co. Ltd.	27,508	980,479
Tokyo Metro Co. Ltd. (a)	6,600	75,727
Tokyu Corp. (a)	79,700	973,550
TOPPAN Holdings, Inc.	6,900	177,306
Toray Industries, Inc.	39,300	251,551
Toyota Industries Corp.	3,300	371,818
Toyota Motor Corp.	253,000	4,881,494
Toyota Tsusho Corp.	20,500	569,394
Trend Micro, Inc.	5,300	290,686
Unicharm Corp.	72,618	471,745
West Japan Railway Co.	64,500	1,416,349
Yakult Honsha Co. Ltd. (a)	36,100	589,465
Yamaha Motor Co. Ltd.	26,400	198,422
Yokogawa Electric Corp.	9,600	276,589
Zensho Holdings Co. Ltd.	4,700	307,806
ZOZO, Inc.	75,800	698,026
		212,372,727
LUXEMBOURG — 0.1%
ArcelorMittal SA	24,528	881,328
CVC Capital Partners PLC (c)	3,470	60,425
Eurofins Scientific SE	2,444	177,413
		1,119,166
Security Description	Shares	Value
MACAU — 0.0% *
Galaxy Entertainment Group Ltd.	22,000	$121,248
NETHERLANDS — 4.9%
ABN AMRO Bank NV Dutch Certificate (c)	16,730	535,674
Adyen NV (b) (c)	1,101	1,765,866
Aegon Ltd.	25,457	204,359
Akzo Nobel NV	3,042	216,606
Argenx SE (b)	1,969	1,427,938
ASM International NV	1,912	1,147,563
ASML Holding NV	21,194	20,622,129
ASR Nederland NV	3,684	250,112
BE Semiconductor Industries NV (a)	3,923	584,718
Euronext NV (c)	1,630	244,003
EXOR NV	3,591	351,056
Heineken Holding NV (a)	6,478	444,140
Heineken NV	13,718	1,070,600
IMCD NV	385	39,809
ING Groep NV	86,615	2,246,630
JDE Peet's NV	5,451	199,834
Koninklijke Ahold Delhaize NV	131,380	5,318,097
Koninklijke KPN NV	737,868	3,543,407
Koninklijke Philips NV	13,788	373,269
NN Group NV	9,604	675,953
Randstad NV (a)	5,343	227,076
Universal Music Group NV (a)	57,252	1,652,178
Wolters Kluwer NV	22,923	3,128,444
		46,269,461
NEW ZEALAND — 0.3%
Auckland International Airport Ltd.	147,987	677,118
Fisher & Paykel Healthcare Corp. Ltd.	44,238	951,695
Infratil Ltd.	77,508	555,812
Meridian Energy Ltd.	59,786	193,361
		2,377,986
NORWAY — 0.8%
Aker BP ASA	8,934	226,623
DNB Bank ASA	20,839	567,038
Equinor ASA	164,905	4,022,718
Gjensidige Forsikring ASA	8,816	258,530
Kongsberg Gruppen ASA	40,826	1,305,042
Mowi ASA	8,083	170,769
Norsk Hydro ASA	49,578	335,893
Orkla ASA	31,282	326,684
Telenor ASA	24,416	404,739
		7,618,036
POLAND — 0.0% *
InPost SA (b)	5,293	64,991
PORTUGAL — 0.3%
Banco Comercial Portugues SA Class R	347,663	307,685
EDP SA	58,419	277,109
Galp Energia SGPS SA	84,073	1,590,451

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Jeronimo Martins SGPS SA	31,403	$763,799
		2,939,044
SINGAPORE — 2.5%
CapitaLand Integrated Commercial Trust REIT	140,290	249,196
DBS Group Holdings Ltd.	149,995	5,951,167
Genting Singapore Ltd.	905,100	516,017
Keppel Ltd.	43,411	300,362
Oversea-Chinese Banking Corp. Ltd.	271,345	3,460,217
Sea Ltd. ADR (b)	721	128,864
Sembcorp Industries Ltd. (a)	35,600	166,236
Singapore Airlines Ltd. (a)	181,149	916,143
Singapore Exchange Ltd.	306,600	3,931,196
Singapore Technologies Engineering Ltd.	360,200	2,405,617
Singapore Telecommunications Ltd.	403,600	1,292,948
STMicroelectronics NV	18,194	509,864
United Overseas Bank Ltd.	116,475	3,124,190
		22,952,017
SOUTH AFRICA — 0.1%
Anglo American PLC	26,754	1,003,090
SPAIN — 3.5%
Acciona SA	697	139,963
ACS Actividades de Construccion y Servicios SA	5,860	468,214
Aena SME SA (c)	51,762	1,415,289
Amadeus IT Group SA	2,632	208,751
Banco Bilbao Vizcaya Argentaria SA	141,405	2,714,905
Banco de Sabadell SA	148,162	574,498
Banco Santander SA	477,069	4,974,374
CaixaBank SA	221,192	2,325,070
Cellnex Telecom SA (b) (c)	4,940	171,175
Endesa SA	41,720	1,333,861
Grifols SA (a)	7,903	114,450
Iberdrola SA	299,858	5,674,324
Industria de Diseno Textil SA	119,453	6,592,580
Redeia Corp. SA	130,747	2,525,639
Repsol SA	152,105	2,692,467
Telefonica SA (a)	144,310	745,743
		32,671,303
SWEDEN — 2.1%
AddTech AB Class B	12,529	406,572
Alfa Laval AB	12,688	577,935
Assa Abloy AB Class B	42,185	1,464,909
Atlas Copco AB Class A	128,370	2,168,822
Atlas Copco AB Class B	102,254	1,532,435
Boliden AB (b)	14,463	588,509
Epiroc AB Class A (a)	31,400	662,381
Epiroc AB Class B	17,803	335,802
Essity AB Class B	29,013	758,248
Evolution AB (c)	9,572	787,124
Security Description	Shares	Value
H & M Hennes & Mauritz AB Class B (a)	8,702	$162,149
Hexagon AB Class B	88,184	1,049,196
Industrivarden AB Class C (a)	6,452	255,813
Indutrade AB	11,049	253,519
Investment AB Latour Class B	7,420	175,853
Investor AB Class B	31,122	973,028
L E Lundbergforetagen AB Class B	2,290	118,918
Lifco AB Class B	9,867	333,408
Nibe Industrier AB Class B	19,888	78,325
Saab AB Class B (a)	275	16,798
Sandvik AB	51,783	1,441,430
Securitas AB Class B	13,013	195,919
Skandinaviska Enskilda Banken AB Class A	36,717	717,936
Skanska AB Class B	9,830	254,919
SKF AB Class B	16,936	419,929
Svenska Cellulosa AB SCA Class B	7,782	102,890
Svenska Handelsbanken AB Class A	38,360	499,225
Swedbank AB Class A	20,909	629,598
Tele2 AB Class B	8,962	152,986
Telefonaktiebolaget LM Ericsson Class B (a)	35,959	297,610
Telia Co. AB	41,331	157,720
Volvo AB Class B	86,917	2,490,578
		20,060,484
SWITZERLAND — 6.2%
ABB Ltd.	83,972	6,049,488
Avolta AG	1,812	98,064
Baloise Holding AG	5,457	1,347,018
Banque Cantonale Vaudoise	9,871	1,164,943
Barry Callebaut AG (a)	75	102,746
BKW AG	6,858	1,464,431
Chocoladefabriken Lindt & Spruengli AG (d)	78	1,192,082
Chocoladefabriken Lindt & Spruengli AG (d)	13	1,954,126
Cie Financiere Richemont SA Class A	21,818	4,157,115
DSM-Firmenich AG	1,917	163,349
EMS-Chemie Holding AG	1,056	746,559
Galderma Group AG	568	98,730
Geberit AG	1,789	1,342,790
Givaudan SA	667	2,709,412
Helvetia Holding AG	4,625	1,131,763
Julius Baer Group Ltd. (a)	3,418	236,100
Kuehne & Nagel International AG	6,856	1,276,587
Logitech International SA	9,749	1,063,305
Lonza Group AG	517	342,566
Partners Group Holding AG	1,192	1,548,334
Sandoz Group AG	5,315	315,099
Schindler Holding AG (d)	1,955	740,082
Schindler Holding AG (d)	7,604	2,738,071
SGS SA	8,183	848,280

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
SIG Group AG	3,698	$38,135
Sika AG	6,160	1,371,126
Sonova Holding AG	2,382	648,452
Straumann Holding AG	6,171	658,478
Swatch Group AG Bearer Shares	877	164,730
Swiss Life Holding AG	308	331,207
Swiss Prime Site AG	21,559	3,015,794
Swisscom AG	6,923	5,024,863
UBS Group AG	75,759	3,095,488
VAT Group AG (c)	1,412	557,950
Zurich Insurance Group AG	13,751	9,792,392
		57,529,655
UNITED KINGDOM — 11.0%
3i Group PLC	17,762	977,766
Admiral Group PLC	23,354	1,053,880
Ashtead Group PLC	19,098	1,276,536
Associated British Foods PLC	6,188	170,860
AstraZeneca PLC	96,664	14,551,575
Auto Trader Group PLC (c)	53,196	564,470
Aviva PLC	53,356	492,614
BAE Systems PLC	248,013	6,874,744
Barclays PLC	476,616	2,435,682
Barratt Redrow PLC	33,783	177,328
British American Tobacco PLC	140,757	7,479,333
BT Group PLC	235,559	606,177
Bunzl PLC	25,360	800,946
Centrica PLC	294,040	659,488
CK Hutchison Holdings Ltd.	169,500	1,116,507
Coca-Cola Europacific Partners PLC	13,872	1,254,167
Compass Group PLC	153,041	5,210,536
DCC PLC (a)	3,070	197,226
Diageo PLC	111,114	2,655,921
Entain PLC	12,148	142,903
Halma PLC	16,819	781,169
Hikma Pharmaceuticals PLC	10,197	233,097
HSBC Holdings PLC	516,610	7,267,832
Imperial Brands PLC	53,696	2,282,863
Informa PLC	13,260	163,803
InterContinental Hotels Group PLC	324	39,143
International Consolidated Airlines Group SA	19,521	101,658
Intertek Group PLC	8,545	543,205
J Sainsbury PLC	96,937	435,875
JD Sports Fashion PLC	72,233	92,673
Kingfisher PLC	62,071	257,959
Land Securities Group PLC REIT	17,486	137,006
Legal & General Group PLC	121,043	387,831
Lloyds Banking Group PLC	1,726,662	1,948,412
London Stock Exchange Group PLC	9,773	1,120,442
M&G PLC	69,784	237,685
Marks & Spencer Group PLC	39,293	192,814
Melrose Industries PLC	9,913	81,247
National Grid PLC	174,291	2,504,774
NatWest Group PLC	205,608	1,443,788
Security Description	Shares	Value
Next PLC	7,160	$1,192,845
Pearson PLC	84,317	1,199,252
Phoenix Group Holdings PLC	7,507	65,034
Reckitt Benckiser Group PLC	38,817	2,988,078
RELX PLC	140,936	6,748,878
Rentokil Initial PLC	29,553	149,515
Rolls-Royce Holdings PLC	20,983	336,156
Sage Group PLC	73,513	1,088,636
Schroders PLC	40,695	205,994
Segro PLC REIT	15,115	133,365
Severn Trent PLC	2,124	74,002
Smith & Nephew PLC	14,072	253,382
Smiths Group PLC	16,520	523,086
Spirax Group PLC	3,266	299,646
SSE PLC	19,767	463,436
Standard Chartered PLC	68,592	1,325,569
Tesco PLC	402,246	2,412,488
Unilever PLC	205,933	12,198,443
United Utilities Group PLC	6,100	94,152
Vodafone Group PLC	1,312,980	1,522,964
Whitbread PLC	2,838	123,025
Wise PLC Class A (b)	36,496	508,524
WPP PLC	64,616	319,947
		103,178,352
UNITED STATES — 11.0%
Alcon AG	6,232	464,159
Amrize Ltd. (b)	14,021	676,511
BP PLC	1,000,822	5,736,371
CSL Ltd.	25,152	3,303,892
Experian PLC	40,786	2,043,682
Ferrovial SE	1,678	96,177
GSK PLC	426,777	9,046,268
Haleon PLC	470,074	2,103,551
Holcim AG	14,161	1,198,519
James Hardie Industries PLC CDI (b)	21,262	395,686
Nestle SA	164,195	15,079,154
Novartis AG	145,813	18,348,266
Qiagen NV	39,304	1,740,838
Roche Holding AG	43,992	14,370,038
Roche Holding AG Bearer Shares	3,634	1,243,228
Sanofi SA	53,455	4,933,695
Schneider Electric SE	21,635	6,040,058
Shell PLC	341,108	12,153,170
Spotify Technology SA (b)	100	69,800
Stellantis NV	239,157	2,209,858
Swiss Re AG	9,461	1,748,558
Tenaris SA	8,564	152,853
		103,154,332
TOTAL COMMON STOCKS (Cost $778,031,110)		926,757,428

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
RIGHTS — 0.0% *
BELGIUM — 0.0% *
Sofina SA (expiring 10/08/25) (a) (b) (Cost $0)	531	$1,186
SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (e) (f)	2,629	2,629
State Street Navigator Securities Lending Portfolio II (g) (h)	30,223,860	30,223,860
TOTAL SHORT-TERM INVESTMENTS (Cost $30,226,489)		30,226,489
TOTAL INVESTMENTS — 102.3% (Cost $808,257,599)		956,985,103
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(21,090,977)
NET ASSETS — 100.0%		$935,894,126
(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$926,753,098	$4,330	$—	$926,757,428
Rights	1,186	—	—	1,186
Short-Term Investments	30,226,489	—	—	30,226,489
TOTAL INVESTMENTS	$956,980,773	$4,330	$—	$956,985,103

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Sector Breakdown as of September 30, 2025

% of Net Assets
Financials	20.7%
Industrials	16.0
Health Care	13.0
Consumer Staples	10.4
Consumer Discretionary	9.4
Information Technology	7.7
Communication Services	5.7
Materials	5.4
Energy	4.8
Utilities	4.2
Real Estate	1.7
Short-Term Investments	3.3
Liabilities in Excess of Other Assets	(2.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,962	$18,962	$32,593,223	$32,609,556	$—	$—	2,629	$2,629	$17,573
State Street Navigator Securities Lending Portfolio II	20,178,837	20,178,837	206,223,605	196,178,582	—	—	30,223,860	30,223,860	109,923
Total		$20,197,799	$238,816,828	$228,788,138	$—	$—		$30,226,489	$127,496
See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 100.1%
BRAZIL — 3.8%
Ambev SA	45,674	$103,689
B3 SA - Brasil Bolsa Balcao	48,783	122,746
Banco Bradesco SA	15,402	44,047
Banco Bradesco SA Preference Shares	51,266	170,291
Banco BTG Pactual SA	11,381	103,134
Banco do Brasil SA	16,627	68,968
BB Seguridade Participacoes SA	6,758	42,206
Caixa Seguridade Participacoes SA	5,775	16,385
Centrais Eletricas Brasileiras SA	11,753	115,907
Centrais Eletricas Brasileiras SA Preference Shares	2,293	23,883
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,637	115,082
Cia Energetica de Minas Gerais Preference Shares	17,502	36,644
Cia Paranaense de Energia - Copel Class B, Preference Shares	10,501	25,397
CPFL Energia SA	2,188	16,187
Embraer SA	6,825	102,896
Energisa SA	2,364	22,577
Engie Brasil Energia SA	2,012	15,377
Equatorial Energia SA	11,437	79,353
Gerdau SA Preference Shares	12,956	40,409
Itau Unibanco Holding SA Preference Shares	50,490	370,411
Itausa SA Preference Shares	55,821	120,226
Klabin SA	8,008	27,127
Localiza Rent a Car SA	8,894	65,884
Motiva Infraestrutura de Mobilidade SA	9,714	27,142
NU Holdings Ltd. Class A (a)	32,457	519,637
Raia Drogasil SA	12,427	42,982
Rede D'Or Sao Luiz SA (b)	7,702	60,858
Rumo SA	12,540	37,604
Suzano SA	6,548	61,354
Telefonica Brasil SA	7,838	50,143
TIM SA	8,218	36,263
TOTVS SA	5,352	46,158
Ultrapar Participacoes SA	7,001	28,882
Vale SA	34,685	375,015
Vibra Energia SA	9,714	44,853
WEG SA	15,888	109,161
XP, Inc. Class A	3,500	65,765
		3,354,643
CHILE — 0.5%
Banco de Chile	439,047	66,660
Banco de Credito e Inversiones SA	845	37,349
Banco Santander Chile	637,031	42,188
Cencosud SA	12,334	35,083
Empresas CMPC SA	10,865	16,017
Empresas Copec SA	3,767	27,580
Enel Americas SA	207,229	20,905
Enel Chile SA	267,215	20,676
Security Description	Shares	Value
Falabella SA	5,998	$35,556
Latam Airlines Group SA	2,474,846	56,238
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares (a)	1,350	58,245
		416,497
CHINA — 31.6%
360 Security Technology, Inc. Class A	4,100	6,506
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,200	3,655
3SBio, Inc. (b) (c)	17,000	65,549
AAC Technologies Holdings, Inc.	8,000	47,031
Advanced Micro-Fabrication Equipment, Inc. China Class A	360	15,102
AECC Aviation Power Co. Ltd. Class A	1,552	9,185
Agricultural Bank of China Ltd. Class A	47,400	44,358
Agricultural Bank of China Ltd. Class H	263,000	177,465
Aier Eye Hospital Group Co. Ltd. Class A	4,380	7,583
Air China Ltd. Class A (a)	6,800	7,547
Airtac International Group	1,092	26,979
Akeso, Inc. (a) (b)	6,000	108,889
Alibaba Group Holding Ltd.	153,800	3,498,869
Alibaba Group Holding Ltd. ADR	1,335	238,605
Alibaba Health Information Technology Ltd. (a) (c)	56,000	47,936
Anhui Conch Cement Co. Ltd. Class A	2,300	7,493
Anhui Conch Cement Co. Ltd. Class H (c)	12,000	36,245
Anhui Gujing Distillery Co. Ltd. Class A	274	6,173
Anhui Gujing Distillery Co. Ltd. Class B	1,000	13,881
Anhui Jianghuai Automobile Group Corp. Ltd. Class A (a)	1,100	8,319
Anker Innovations Technology Co. Ltd. Class A	400	6,832
ANTA Sports Products Ltd.	11,895	142,947
Autohome, Inc. ADR	543	15,503
Avary Holding Shenzhen Co. Ltd. Class A	1,200	9,440
AviChina Industry & Technology Co. Ltd. Class H	24,000	13,449
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	3,100	3,514
Baidu, Inc. Class A (a)	21,562	369,140
Bank of Beijing Co. Ltd. Class A	12,200	9,431
Bank of Changsha Co. Ltd. Class A	5,100	6,318
Bank of Chengdu Co. Ltd. Class A	2,200	5,325
Bank of China Ltd. Class A	20,362	14,799
Bank of China Ltd. Class H	680,509	372,599

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Bank of Communications Co. Ltd. Class A	30,900	$29,134
Bank of Communications Co. Ltd. Class H	85,000	71,340
Bank of Hangzhou Co. Ltd. Class A	3,378	7,237
Bank of Jiangsu Co. Ltd. Class A	10,700	15,058
Bank of Nanjing Co. Ltd. Class A	6,100	9,354
Bank of Ningbo Co. Ltd. Class A	3,800	14,091
Bank of Shanghai Co. Ltd. Class A	8,200	10,308
Beijing Enlight Media Co. Ltd. Class A	1,700	4,620
Beijing Enterprises Water Group Ltd. (c)	38,000	11,673
Beijing Kingsoft Office Software, Inc. Class A	267	11,856
Beijing New Building Materials PLC Class A	1,004	3,333
Beijing Tiantan Biological Products Corp. Ltd. Class A	1,000	2,677
Beijing Tong Ren Tang Co. Ltd. Class A	822	3,924
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (a)	700	5,554
Beijing Yanjing Brewery Co. Ltd. Class A	3,500	5,957
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	28,300	20,369
BeOne Medicines Ltd. Class H (a)	8,303	218,983
Bethel Automotive Safety Systems Co. Ltd. Class A	900	6,805
Bilibili, Inc. Class Z (a)	2,255	65,096
BOC Aviation Ltd. (b)	2,000	17,891
BOE Technology Group Co. Ltd. Class A	21,500	12,549
Bosideng International Holdings Ltd.	44,000	26,240
BYD Co. Ltd. Class A	3,200	49,032
BYD Co. Ltd. Class H	35,406	501,483
BYD Electronic International Co. Ltd. (c)	7,000	37,193
C&D International Investment Group Ltd. (c)	8,733	20,080
Caitong Securities Co. Ltd. Class A	2,810	3,320
Cambricon Technologies Corp. Ltd. Class A (a)	241	44,802
Capital Securities Co. Ltd. Class A	2,400	7,438
CGN Power Co. Ltd. Class A	9,200	4,673
CGN Power Co. Ltd. Class H (b) (c)	102,000	37,888
Changchun High-Tech Industry Group Co. Ltd. Class A	274	4,998
Changjiang Securities Co. Ltd. Class A	3,196	3,722
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	400	7,570
Chaozhou Three-Circle Group Co. Ltd. Class A	1,000	6,500
Chifeng Jilong Gold Mining Co. Ltd. Class A	1,900	7,885
Security Description	Shares	Value
China CITIC Bank Corp. Ltd. Class H	78,000	$67,069
China CITIC Financial Asset Management Co. Ltd. Class H (a) (b)	135,000	18,045
China Communications Services Corp. Ltd. Class H	20,000	11,825
China Construction Bank Corp. Class A	12,144	14,670
China Construction Bank Corp. Class H	921,340	885,767
China CSSC Holdings Ltd. Class A	2,900	14,078
China Eastern Airlines Corp. Ltd. Class A (a)	9,800	5,706
China Energy Engineering Corp. Ltd. Class A	18,800	6,357
China Everbright Bank Co. Ltd. Class A	26,800	12,634
China Everbright Bank Co. Ltd. Class H	32,000	13,326
China Feihe Ltd. (b)	34,000	17,480
China Galaxy Securities Co. Ltd. Class A	4,200	10,471
China Galaxy Securities Co. Ltd. Class H	34,500	52,501
China Greatwall Technology Group Co. Ltd. Class A (a)	1,800	4,278
China Hongqiao Group Ltd.	27,000	91,684
China International Capital Corp. Ltd. Class A	1,600	8,281
China International Capital Corp. Ltd. Class H (b)	15,200	41,808
China Jushi Co. Ltd. Class A	2,400	5,839
China Life Insurance Co. Ltd. Class A	1,552	8,632
China Life Insurance Co. Ltd. Class H	71,000	201,673
China Literature Ltd. (a) (b) (c)	3,800	19,282
China Longyuan Power Group Corp. Ltd. Class H (c)	24,000	25,634
China Mengniu Dairy Co. Ltd.	31,000	59,766
China Merchants Bank Co. Ltd. Class A	11,900	67,469
China Merchants Bank Co. Ltd. Class H	36,500	219,364
China Merchants Energy Shipping Co. Ltd. Class A	4,800	5,980
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	3,200	4,373
China Merchants Port Holdings Co. Ltd.	13,989	26,197
China Merchants Securities Co. Ltd. Class A	4,292	10,303
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	5,296	7,557
China Minsheng Banking Corp. Ltd. Class A	20,500	11,447

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
China Minsheng Banking Corp. Ltd. Class H	64,300	$33,967
China National Building Material Co. Ltd. Class H	30,554	21,677
China National Chemical Engineering Co. Ltd. Class A	3,400	3,549
China National Nuclear Power Co. Ltd. Class A	11,000	13,442
China National Software & Service Co. Ltd. Class A (a)	600	4,188
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	2,100	14,231
China Oilfield Services Ltd. Class H	20,000	17,171
China Overseas Land & Investment Ltd.	36,500	67,367
China Pacific Insurance Group Co. Ltd. Class A	3,900	19,217
China Pacific Insurance Group Co. Ltd. Class H	24,800	98,749
China Railway Group Ltd. Class A	11,870	9,176
China Railway Group Ltd. Class H	40,000	20,205
China Railway Signal & Communication Corp. Ltd. Class A	4,163	3,142
China Resources Beer Holdings Co. Ltd.	15,500	54,666
China Resources Gas Group Ltd.	9,000	22,950
China Resources Land Ltd.	31,000	121,045
China Resources Microelectronics Ltd. Class A	768	5,986
China Resources Mixc Lifestyle Services Ltd. (b)	7,200	38,256
China Resources Pharmaceutical Group Ltd. (b) (c)	18,000	11,128
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,068	4,209
China Ruyi Holdings Ltd. (a) (c)	84,000	32,065
China Southern Airlines Co. Ltd. Class A (a)	6,500	5,517
China State Construction Engineering Corp. Ltd. Class A	24,100	18,428
China State Construction International Holdings Ltd.	12,000	15,285
China Taiping Insurance Holdings Co. Ltd.	14,030	27,445
China Three Gorges Renewables Group Co. Ltd. Class A	16,600	9,898
China Tourism Group Duty Free Corp. Ltd. Class A	1,000	10,042
China Tower Corp. Ltd. Class H (b)	41,600	61,381
China United Network Communications Ltd. Class A	18,446	14,234
China Vanke Co. Ltd. Class A (a)	5,500	5,317
China Vanke Co. Ltd. Class H (a) (c)	19,900	14,246
China XD Electric Co. Ltd. Class A	3,100	2,940
China Yangtze Power Co. Ltd. Class A	14,100	53,908
Security Description	Shares	Value
China Zheshang Bank Co. Ltd. Class A	12,500	$5,226
Chongqing Changan Automobile Co. Ltd. Class A	4,840	8,305
Chongqing Rural Commercial Bank Co. Ltd. Class A	5,300	4,900
Chongqing Rural Commercial Bank Co. Ltd. Class H	22,000	16,994
Chongqing Zhifei Biological Products Co. Ltd. Class A	1,300	3,787
Chow Tai Fook Jewellery Group Ltd. (c)	20,200	40,398
Citic Pacific Special Steel Group Co. Ltd. Class A	4,100	7,835
CITIC Securities Co. Ltd. Class A	7,300	30,624
CITIC Securities Co. Ltd. Class H	15,250	60,370
CMOC Group Ltd. Class A	10,228	22,530
CMOC Group Ltd. Class H	33,000	66,548
CNPC Capital Co. Ltd. Class A	5,000	7,366
Contemporary Amperex Technology Co. Ltd. Class A	2,580	145,517
Contemporary Amperex Technology Co. Ltd. Class H	700	51,418
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	2,000	3,401
COSCO SHIPPING Holdings Co. Ltd. Class A	7,300	14,687
COSCO SHIPPING Holdings Co. Ltd. Class H (c)	24,850	38,678
CRRC Corp. Ltd. Class A	14,000	14,673
CRRC Corp. Ltd. Class H	42,000	32,389
CSC Financial Co. Ltd. Class A	2,600	9,784
CSPC Innovation Pharmaceutical Co. Ltd. Class A	1,300	8,376
CSPC Pharmaceutical Group Ltd.	78,640	94,707
Daqin Railway Co. Ltd. Class A	10,600	8,760
Dong-E-E-Jiao Co. Ltd. Class A	822	5,467
Dongfang Electric Corp. Ltd. Class A	1,500	4,060
East Money Information Co. Ltd. Class A	9,216	35,067
Eastroc Beverage Group Co. Ltd. Class A	300	12,787
Empyrean Technology Co. Ltd. Class A	300	5,316
ENN Energy Holdings Ltd.	7,400	61,204
ENN Natural Gas Co. Ltd. Class A	1,400	3,532
Eoptolink Technology, Inc. Ltd. Class A	600	30,791
Eve Energy Co. Ltd. Class A	1,000	12,768
Everbright Securities Co. Ltd. Class A	2,300	6,073
Far East Horizon Ltd.	18,000	15,894
Flat Glass Group Co. Ltd. Class A	1,000	2,420
Focus Media Information Technology Co. Ltd. Class A	8,400	9,499
Foshan Haitian Flavouring & Food Co. Ltd. Class A	2,588	14,147

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Founder Securities Co. Ltd. Class A	4,900	$5,596
Foxconn Industrial Internet Co. Ltd. Class A	7,400	68,535
Fuyao Glass Industry Group Co. Ltd. Class A	1,096	11,288
Fuyao Glass Industry Group Co. Ltd. Class H (b)	6,000	60,382
Ganfeng Lithium Group Co. Ltd. Class A	932	7,961
GCL Technology Holdings Ltd. (a) (c)	207,000	34,853
GDS Holdings Ltd. Class A (a)	10,000	51,514
Geely Automobile Holdings Ltd.	56,000	140,713
Genscript Biotech Corp. (a) (c)	12,000	25,788
GF Securities Co. Ltd. Class A	3,378	10,560
Giant Biogene Holding Co. Ltd. (b) (c)	2,800	20,333
GigaDevice Semiconductor, Inc. Class A	400	11,971
GoerTek, Inc. Class A	2,008	10,565
Goldwind Science & Technology Co. Ltd. Class A	1,939	4,073
Goneo Group Co. Ltd. Class A	560	3,509
Gotion High-tech Co. Ltd. Class A	1,096	7,178
Great Wall Motor Co. Ltd. Class A	1,300	4,487
Great Wall Motor Co. Ltd. Class H	22,713	49,044
Gree Electric Appliances, Inc. of Zhuhai Class A	1,600	8,917
GRG Banking Equipment Co. Ltd. Class A	1,300	2,532
Guangdong Haid Group Co. Ltd. Class A	1,004	8,983
Guangdong Investment Ltd.	26,801	24,354
Guangzhou Automobile Group Co. Ltd. Class A	2,922	3,124
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,800	6,453
Guangzhou Haige Communications Group, Inc. Co. Class A	1,300	2,388
Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,000	5,355
Guosen Securities Co. Ltd. Class A	3,652	6,933
Guotai Haitong Securities Co. Ltd. Class A	7,824	20,714
Guotai Haitong Securities Co. Ltd. Class H (b)	18,600	38,393
H World Group Ltd. ADR (c)	1,928	75,404
Haidilao International Holding Ltd. (b) (c)	15,000	25,873
Haier Smart Home Co. Ltd. Class A	3,500	12,439
Haier Smart Home Co. Ltd. Class H	23,200	75,560
Hainan Airlines Holding Co. Ltd. Class A (a)	24,800	5,637
Hainan Airport Infrastructure Co. Ltd. Class A	6,700	3,911
Haitian International Holdings Ltd.	7,000	19,289
Security Description	Shares	Value
Hangzhou First Applied Material Co. Ltd. Class A	1,396	$3,075
Hangzhou Silan Microelectronics Co. Ltd. Class A	1,004	4,429
Hangzhou Tigermed Consulting Co. Ltd. Class A	200	1,628
Hansoh Pharmaceutical Group Co. Ltd. (b) (c)	12,000	55,617
Henan Shuanghui Investment & Development Co. Ltd. Class A	2,000	6,942
Hengan International Group Co. Ltd.	5,500	17,955
Hengli Petrochemical Co. Ltd. Class A	4,566	10,980
Hengtong Optic-electric Co. Ltd. Class A	1,370	4,415
Hithink RoyalFlush Information Network Co. Ltd. Class A	300	15,648
HLA Group Corp. Ltd. Class A	5,936	5,388
Hoshine Silicon Industry Co. Ltd. Class A	500	3,469
Hua Hong Semiconductor Ltd. Class H (a) (b)	7,000	71,976
Huadong Medicine Co. Ltd. Class A	1,096	6,389
Huagong Tech Co. Ltd. Class A	1,100	14,273
Huaneng Power International, Inc. Class A	5,296	5,246
Huaneng Power International, Inc. Class H	40,000	27,865
Huaqin Technology Co. Ltd. Class A	500	7,391
Huatai Securities Co. Ltd. Class A	4,200	12,829
Huatai Securities Co. Ltd. Class H (b)	12,400	32,799
Huaxia Bank Co. Ltd. Class A	7,600	7,016
Huayu Automotive Systems Co. Ltd. Class A	1,800	5,177
Huizhou Desay Sv Automotive Co. Ltd. Class A	400	8,487
Hunan Valin Steel Co. Ltd. Class A	9,040	8,232
Hundsun Technologies, Inc. Class A	1,096	5,308
Hwatsing Technology Co. Ltd. Class A	430	9,967
Hygon Information Technology Co. Ltd. Class A	1,284	45,506
IEIT Systems Co. Ltd. Class A	1,000	10,441
Iflytek Co. Ltd. Class A	1,278	10,050
Imeik Technology Development Co. Ltd. Class A	200	5,094
Industrial & Commercial Bank of China Ltd. Class A	35,000	35,848
Industrial & Commercial Bank of China Ltd. Class H	621,857	458,776
Industrial Bank Co. Ltd. Class A	11,500	32,028
Industrial Securities Co. Ltd. Class A	5,100	4,680
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	26,298	8,781
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	4,930	3,618

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	3,600	$13,779
Innovent Biologics, Inc. (a) (b)	14,000	173,462
Isoftstone Information Technology Group Co. Ltd. Class A	600	4,643
JA Solar Technology Co. Ltd. Class A (a)	1,476	2,721
JCET Group Co. Ltd. Class A	1,096	6,780
JD Health International, Inc. (a) (b)	10,800	92,309
JD Logistics, Inc. (a) (b)	19,400	32,664
JD.com, Inc. Class A	23,484	418,042
Jiangsu Eastern Shenghong Co. Ltd. Class A (a)	3,800	5,070
Jiangsu Expressway Co. Ltd. Class H (c)	14,000	16,231
Jiangsu Hengli Hydraulic Co. Ltd. Class A	900	12,093
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	3,592	36,059
Jiangsu Hoperun Software Co. Ltd. Class A (a)	500	4,251
Jiangsu King's Luck Brewery JSC Ltd. Class A	800	4,411
Jiangsu Yanghe Distillery Co. Ltd. Class A	1,000	9,532
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	1,300	7,115
Jiangsu Zhongtian Technology Co. Ltd. Class A	2,000	5,309
Jiangxi Copper Co. Ltd. Class A	1,100	5,477
Jiangxi Copper Co. Ltd. Class H	10,000	39,201
Jinko Solar Co. Ltd. Class A (a)	5,797	4,522
Kanzhun Ltd. ADR (a)	3,018	70,500
KE Holdings, Inc. Class A	19,745	133,614
Kingdee International Software Group Co. Ltd. (a)	29,000	65,303
Kingsoft Corp. Ltd.	9,200	40,937
Kuaishou Technology (b) (c)	25,300	275,099
Kuang-Chi Technologies Co. Ltd. Class A	1,100	7,748
Kunlun Tech Co. Ltd. Class A (a)	800	5,454
Kweichow Moutai Co. Ltd. Class A	700	141,818
LB Group Co. Ltd. Class A	1,370	3,741
Lenovo Group Ltd.	65,880	97,799
Lens Technology Co. Ltd. Class A	3,000	14,092
Li Auto, Inc. Class A (a) (c)	11,804	153,839
Li Ning Co. Ltd.	22,000	49,879
Lingyi iTech Guangdong Co. Class A	4,000	9,153
Longfor Group Holdings Ltd. (b) (c)	20,378	31,115
LONGi Green Energy Technology Co. Ltd. Class A (a)	4,364	11,021
Loongson Technology Corp. Ltd. Class A (a)	385	8,524
Luxshare Precision Industry Co. Ltd. Class A	4,227	38,365
Luzhou Laojiao Co. Ltd. Class A	900	16,658
Security Description	Shares	Value
Mango Excellent Media Co. Ltd. Class A	1,000	$5,017
Maxscend Microelectronics Co. Ltd. Class A	288	3,359
Meitu, Inc. (b)	33,000	39,318
Meituan Class B (a) (b)	47,659	640,117
Metallurgical Corp. of China Ltd. Class A	10,300	5,564
Midea Group Co. Ltd. Class A	2,008	20,470
Midea Group Co. Ltd. Class H	3,800	40,171
MINISO Group Holding Ltd.	3,600	20,609
MMG Ltd. (a)	40,000	34,703
Montage Technology Co. Ltd. Class A	663	14,400
Muyuan Foods Co. Ltd. Class A	3,184	23,677
NARI Technology Co. Ltd. Class A	4,690	15,108
National Silicon Industry Group Co. Ltd. Class A (a)	1,591	5,759
NAURA Technology Group Co. Ltd. Class A	369	23,420
NetEase Cloud Music, Inc. (a) (b)	850	28,383
NetEase, Inc.	16,630	506,142
New China Life Insurance Co. Ltd. Class A	1,100	9,439
New China Life Insurance Co. Ltd. Class H	9,100	53,989
New Hope Liuhe Co. Ltd. Class A	2,648	3,641
New Oriental Education & Technology Group, Inc. (a)	12,300	66,809
Ningbo Deye Technology Co. Ltd. Class A	560	6,364
Ningbo Orient Wires & Cables Co. Ltd. Class A	300	2,973
Ningbo Sanxing Medical Electric Co. Ltd. Class A	900	3,099
Ningbo Tuopu Group Co. Ltd. Class A	1,100	12,500
Ningxia Baofeng Energy Group Co. Ltd. Class A	4,300	10,739
NIO, Inc. Class A (a) (c)	15,782	116,432
Nongfu Spring Co. Ltd. Class H (b)	19,200	133,011
OFILM Group Co. Ltd. Class A (a)	2,000	3,673
OmniVision Integrated Circuits Group, Inc. Class A	720	15,271
Orient Securities Co. Ltd. Class A	4,292	6,889
PDD Holdings, Inc. ADR (a)	6,687	883,821
People's Insurance Co. Group of China Ltd. Class A	5,400	5,902
People's Insurance Co. Group of China Ltd. Class H	81,000	70,897
Pharmaron Beijing Co. Ltd. Class A	750	3,762
PICC Property & Casualty Co. Ltd. Class H	64,000	144,445
Ping An Bank Co. Ltd. Class A	10,592	16,852
Ping An Insurance Group Co. of China Ltd. Class A	6,210	48,017
Ping An Insurance Group Co. of China Ltd. Class H (c)	64,000	436,379

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Piotech, Inc. Class A	320	$11,681
Poly Developments & Holdings Group Co. Ltd. Class A	6,940	7,653
Pop Mart International Group Ltd. (b)	5,200	178,315
Postal Savings Bank of China Co. Ltd. Class A	16,900	13,634
Postal Savings Bank of China Co. Ltd. Class H (b)	86,000	60,352
Power Construction Corp. of China Ltd. Class A	9,954	7,793
Qfin Holdings, Inc. ADR	1,037	29,845
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	3,100	9,069
Range Intelligent Computing Technology Group Co. Ltd. Class A	900	6,737
Rockchip Electronics Co. Ltd. Class A	200	6,329
Rongsheng Petrochemical Co. Ltd. Class A	5,800	7,853
SAIC Motor Corp. Ltd. Class A	4,500	10,809
Sailun Group Co. Ltd. Class A	1,900	3,833
Sanan Optoelectronics Co. Ltd. Class A	2,922	6,387
Sany Heavy Industry Co. Ltd. Class A	4,930	16,075
Satellite Chemical Co. Ltd. Class A	1,900	5,156
SDIC Capital Co. Ltd. Class A	3,744	4,145
SDIC Power Holdings Co. Ltd. Class A	4,300	7,879
Seres Group Co. Ltd. Class A	1,100	26,479
SF Holding Co. Ltd. Class A	2,900	16,409
SG Micro Corp. Class A	390	4,558
Shandong Gold Mining Co. Ltd. Class A	2,100	11,588
Shandong Gold Mining Co. Ltd. Class H (b) (c)	7,750	36,796
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	500	4,156
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,188	4,435
Shandong Nanshan Aluminum Co. Ltd. Class A	6,900	3,834
Shandong Sun Paper Industry JSC Ltd. Class A	3,470	6,957
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	24,000	17,922
Shanghai Baosight Software Co. Ltd. Class A	1,111	3,619
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	355	7,659
Shanghai Electric Group Co. Ltd. Class A (a)	7,300	9,669
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,100	4,605
Security Description	Shares	Value
Shanghai International Airport Co. Ltd. Class A	800	$3,579
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	1,552	3,909
Shanghai Pudong Development Bank Co. Ltd. Class A	17,000	28,383
Shanghai Putailai New Energy Technology Co. Ltd. Class A	2,800	12,147
Shanghai RAAS Blood Products Co. Ltd. Class A	3,836	3,601
Shanghai Rural Commercial Bank Co. Ltd. Class A	5,500	6,312
Shanghai United Imaging Healthcare Co. Ltd. Class A	477	10,152
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,000	7,710
Shanjin International Gold Co. Ltd. Class A	1,500	4,805
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	840	22,865
Shengyi Technology Co. Ltd. Class A	1,300	9,853
Shennan Circuits Co. Ltd. Class A	390	11,854
Shenwan Hongyuan Group Co. Ltd. Class A	13,100	9,796
Shenzhen Inovance Technology Co. Ltd. Class A	900	10,584
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	800	27,577
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	500	4,791
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,200	10,161
Shenzhen Transsion Holdings Co. Ltd. Class A	655	8,657
Shenzhou International Group Holdings Ltd.	7,943	62,938
Sichuan Changhong Electric Co. Ltd. Class A	2,696	3,960
Sichuan Chuantou Energy Co. Ltd. Class A	2,830	5,670
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,004	5,174
Sichuan Road & Bridge Group Co. Ltd. Class A	3,200	3,632
Silergy Corp.	3,000	25,395
Sinopharm Group Co. Ltd. Class H	12,400	29,229
Sinotruk Hong Kong Ltd.	6,000	17,706
Smoore International Holdings Ltd. (b) (c)	17,000	38,521
SooChow Securities Co. Ltd. Class A	2,912	4,004
Spring Airlines Co. Ltd. Class A	548	4,112
Sungrow Power Supply Co. Ltd. Class A	1,040	23,635

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Sunny Optical Technology Group Co. Ltd.	7,000	$81,378
Sunwoda Electronic Co. Ltd. Class A	1,000	4,741
SUPCON Technology Co. Ltd. Class A	1,004	7,759
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,004	10,072
Suzhou TFC Optical Communication Co. Ltd. Class A	420	9,888
TAL Education Group ADR (a)	3,947	44,206
TCL Technology Group Corp. Class A	10,866	6,571
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (a)	2,400	3,047
Tencent Holdings Ltd.	61,495	5,240,243
Tencent Music Entertainment Group ADR	5,448	127,156
Tianfeng Securities Co. Ltd. Class A (a)	5,100	3,800
Tianqi Lithium Corp. Class A (a)	1,000	6,674
Tianshan Aluminum Group Co. Ltd. Class A	2,700	4,391
Tingyi Cayman Islands Holding Corp.	20,000	26,785
Tongcheng Travel Holdings Ltd.	12,400	36,656
TongFu Microelectronics Co. Ltd. Class A	1,000	5,636
Tongling Nonferrous Metals Group Co. Ltd. Class A	7,396	5,562
Tongwei Co. Ltd. Class A (a)	2,700	8,444
TravelSky Technology Ltd. Class H	10,000	13,650
Trina Solar Co. Ltd. Class A (a)	1,024	2,496
Trip.com Group Ltd.	5,940	455,020
Tsingtao Brewery Co. Ltd. Class A	500	4,624
Tsingtao Brewery Co. Ltd. Class H	6,000	40,872
Unigroup Guoxin Microelectronics Co. Ltd. Class A	548	6,944
Unisplendour Corp. Ltd. Class A	1,644	6,961
Victory Giant Technology Huizhou Co. Ltd. Class A	500	20,028
Vipshop Holdings Ltd. ADR	3,318	65,166
Wanhua Chemical Group Co. Ltd. Class A	1,700	15,880
Want Want China Holdings Ltd.	46,000	31,276
Weichai Power Co. Ltd. Class A	3,900	7,672
Weichai Power Co. Ltd. Class H	18,000	32,273
Wens Foodstuff Group Co. Ltd. Class A	3,800	9,922
Western Mining Co. Ltd. Class A	3,014	9,303
Wingtech Technology Co. Ltd. Class A (a)	600	3,913
Wuliangye Yibin Co. Ltd. Class A	2,242	38,213
WUS Printed Circuit Kunshan Co. Ltd. Class A	1,000	10,308
WuXi AppTec Co. Ltd. Class A	1,372	21,565
WuXi AppTec Co. Ltd. Class H (b) (c)	3,080	46,989
Security Description	Shares	Value
Wuxi Biologics Cayman, Inc. (a) (b)	33,500	$176,447
XCMG Construction Machinery Co. Ltd. Class A	6,848	11,049
Xiaomi Corp. Class B (a) (b)	163,600	1,135,469
Xinjiang Daqo New Energy Co. Ltd. Class A (a)	1,037	4,180
Xinyi Solar Holdings Ltd. (c)	51,281	22,673
XPeng, Inc. Class A (a)	11,890	142,352
Yadea Group Holdings Ltd. (b)	13,130	23,407
Yealink Network Technology Corp. Ltd. Class A	800	4,153
Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,100	4,869
Yonghui Superstores Co. Ltd. Class A (a)	9,200	6,041
Yonyou Network Technology Co. Ltd. Class A (a)	2,000	4,383
Youngor Fashion Co. Ltd. Class A	6,026	6,265
YTO Express Group Co. Ltd. Class A	2,000	5,149
Yum China Holdings, Inc.	3,587	157,211
Yunnan Aluminium Co. Ltd. Class A	2,008	5,804
Yunnan Baiyao Group Co. Ltd. Class A	1,000	7,962
Yutong Bus Co. Ltd. Class A	1,200	4,581
Zangge Mining Co. Ltd. Class A	1,000	8,184
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	400	11,044
Zhaojin Mining Industry Co. Ltd. Class H	17,500	70,311
Zhejiang China Commodities City Group Co. Ltd. Class A	3,196	8,318
Zhejiang Chint Electrics Co. Ltd. Class A	1,188	5,119
Zhejiang Dahua Technology Co. Ltd. Class A	1,918	5,422
Zhejiang Expressway Co. Ltd. Class H	18,000	16,634
Zhejiang Huayou Cobalt Co. Ltd. Class A	1,150	10,633
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	900	5,747
Zhejiang Juhua Co. Ltd. Class A	1,500	8,420
Zhejiang Leapmotor Technology Co. Ltd. Class H (a) (b)	4,900	41,786
Zhejiang NHU Co. Ltd. Class A	1,756	5,871
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	1,096	7,447
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,188	3,009
Zheshang Securities Co. Ltd. Class A	2,300	3,721
Zhongji Innolight Co. Ltd. Class A	720	40,779
Zhongjin Gold Corp. Ltd. Class A	2,830	8,708
Zhongtai Securities Co. Ltd. Class A	4,000	3,900
Zhuzhou CRRC Times Electric Co. Ltd. Class A	503	3,714

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Zhuzhou CRRC Times Electric Co. Ltd. Class H	5,000	$27,505
Zijin Mining Group Co. Ltd. Class A	11,870	49,029
Zijin Mining Group Co. Ltd. Class H (c)	54,000	226,261
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	4,100	4,608
ZTE Corp. Class A	2,400	15,368
ZTE Corp. Class H (c)	7,600	34,677
ZTO Express Cayman, Inc.	4,086	77,462
		27,644,203
COLOMBIA — 0.1%
Grupo Cibest SA	2,462	38,037
Interconexion Electrica SA ESP	4,279	25,525
		63,562
CZECH REPUBLIC — 0.1%
Komercni Banka AS	734	36,833
Moneta Money Bank AS (b)	2,469	19,723
		56,556
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	22,043	46,528
Eastern Co. SAE	13,039	11,608
Talaat Moustafa Group	7,973	9,478
		67,614
GREECE — 0.6%
Alpha Bank SA	20,829	88,449
Eurobank Ergasias Services & Holdings SA Class A	24,156	93,154
Hellenic Telecommunications Organization SA	1,594	30,192
Jumbo SA	1,117	38,351
National Bank of Greece SA	8,394	121,955
OPAP SA	1,787	41,722
Piraeus Financial Holdings SA	10,266	87,019
		500,842
HONG KONG — 0.2%
J&T Global Express Ltd. (a)	23,000	28,911
Orient Overseas International Ltd.	1,500	24,350
Sino Biopharmaceutical Ltd.	99,250	103,837
		157,098
HUNGARY — 0.3%
OTP Bank Nyrt	2,163	187,181
Richter Gedeon Nyrt	1,351	41,198
		228,379
INDIA — 13.9%
ABB India Ltd.	513	29,948
Adani Ports & Special Economic Zone Ltd.	5,216	82,450
Alkem Laboratories Ltd.	398	24,318
Ambuja Cements Ltd.	5,947	38,175
APL Apollo Tubes Ltd.	1,742	33,081
Security Description	Shares	Value
Apollo Hospitals Enterprise Ltd.	973	$81,192
Ashok Leyland Ltd.	28,362	45,573
Asian Paints Ltd.	3,215	85,092
Astral Ltd.	1,296	19,945
AU Small Finance Bank Ltd. (b)	3,520	28,996
Aurobindo Pharma Ltd.	2,525	30,824
Avenue Supermarts Ltd. (a) (b)	1,570	79,136
Axis Bank Ltd.	21,705	276,627
Bajaj Auto Ltd.	647	63,240
Bajaj Finance Ltd.	26,390	296,895
Bajaj Finserv Ltd.	3,701	83,633
Bajaj Holdings & Investment Ltd.	259	35,725
Balkrishna Industries Ltd.	746	19,281
Bank of Baroda	9,990	29,089
Bharat Electronics Ltd.	34,546	157,169
Bharat Forge Ltd.	2,472	33,755
Bharat Heavy Electricals Ltd.	10,110	27,151
Bharti Airtel Ltd.	24,313	514,362
Bosch Ltd.	72	30,932
Britannia Industries Ltd.	1,046	70,579
BSE Ltd.	1,924	44,210
Canara Bank	17,523	24,415
CG Power & Industrial Solutions Ltd.	5,905	49,278
Cholamandalam Investment & Finance Co. Ltd.	4,059	73,638
Cipla Ltd.	4,886	82,726
Colgate-Palmolive India Ltd.	1,313	32,865
Container Corp. of India Ltd.	2,942	17,422
Coromandel International Ltd.	1,126	28,514
Cummins India Ltd.	1,338	59,170
Dabur India Ltd.	5,136	28,419
Divi's Laboratories Ltd.	1,153	73,883
Dixon Technologies India Ltd.	318	58,458
DLF Ltd.	7,173	57,601
Dr. Reddy's Laboratories Ltd.	5,642	77,759
Eicher Motors Ltd.	1,323	104,386
Eternal Ltd. (a)	23,107	84,710
FSN E-Commerce Ventures Ltd. (a)	10,958	28,680
GMR Airports Ltd. (a)	25,496	25,040
Godrej Consumer Products Ltd.	3,952	51,939
Godrej Properties Ltd. (a)	1,455	32,263
Grasim Industries Ltd.	2,544	78,991
Havells India Ltd.	2,103	35,576
HCL Technologies Ltd.	8,996	140,337
HDFC Asset Management Co. Ltd. (b)	929	57,887
HDFC Bank Ltd.	108,928	1,166,708
HDFC Life Insurance Co. Ltd. (b)	9,354	79,693
Hero MotoCorp Ltd.	1,159	71,435
Hindalco Industries Ltd.	12,975	111,346
Hindustan Aeronautics Ltd.	1,894	101,250
Hindustan Unilever Ltd.	7,790	220,604
Hyundai Motor India Ltd.	1,554	45,233
ICICI Bank Ltd.	50,403	765,224

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
ICICI Lombard General Insurance Co. Ltd. (b)	2,342	$49,848
ICICI Prudential Life Insurance Co. Ltd. (b)	3,487	23,375
IDFC First Bank Ltd.	34,626	27,209
Indian Hotels Co. Ltd.	8,294	67,285
Indian Railway Catering & Tourism Corp. Ltd.	2,319	18,293
Indus Towers Ltd. (a)	11,467	44,285
IndusInd Bank Ltd. (a)	5,491	45,489
Info Edge India Ltd.	3,442	50,757
Infosys Ltd.	31,539	512,147
InterGlobe Aviation Ltd. (b)	1,828	115,181
ITC Ltd.	28,401	128,444
Jindal Stainless Ltd.	3,182	26,439
Jindal Steel Ltd.	3,420	40,974
Jio Financial Services Ltd.	27,468	90,705
Jubilant Foodworks Ltd.	3,504	24,365
Kalyan Jewellers India Ltd.	3,983	20,380
Kotak Mahindra Bank Ltd.	10,358	232,466
Larsen & Toubro Ltd.	6,387	263,209
Lodha Developers Ltd. (b)	2,884	36,893
LTIMindtree Ltd. (b)	715	41,532
Lupin Ltd.	2,202	47,401
Mahindra & Mahindra Ltd.	8,843	341,315
Mankind Pharma Ltd.	967	26,527
Marico Ltd.	5,002	39,289
Maruti Suzuki India Ltd.	1,189	214,650
Max Healthcare Institute Ltd.	7,512	94,310
Mphasis Ltd.	1,005	30,050
MRF Ltd.	23	37,774
Muthoot Finance Ltd.	1,164	40,340
Nestle India Ltd.	6,360	82,583
NHPC Ltd.	29,105	28,296
NMDC Ltd.	29,719	25,556
Oberoi Realty Ltd.	1,229	21,899
Oracle Financial Services Software Ltd.	209	19,780
Page Industries Ltd.	59	27,035
PB Fintech Ltd. (a)	3,083	59,098
Persistent Systems Ltd.	1,054	57,247
Petronet LNG Ltd.	6,951	21,826
Phoenix Mills Ltd.	1,900	33,286
PI Industries Ltd.	732	28,966
Pidilite Industries Ltd.	2,948	48,741
Polycab India Ltd.	509	41,769
Power Finance Corp. Ltd.	13,995	64,664
Power Grid Corp. of India Ltd.	44,016	138,931
Prestige Estates Projects Ltd.	1,665	28,318
Punjab National Bank	22,200	28,211
Rail Vikas Nigam Ltd.	4,788	18,305
REC Ltd.	12,810	53,793
Samvardhana Motherson International Ltd.	44,590	53,058
SBI Cards & Payment Services Ltd.	2,757	27,230
SBI Life Insurance Co. Ltd. (b)	4,355	87,827
Security Description	Shares	Value
Shriram Finance Ltd.	13,616	$94,481
Siemens Ltd.	860	30,309
Solar Industries India Ltd.	262	39,323
SRF Ltd.	1,289	40,992
State Bank of India	16,894	166,003
Sun Pharmaceutical Industries Ltd.	9,089	163,203
Sundaram Finance Ltd.	640	31,799
Supreme Industries Ltd.	614	29,180
Suzlon Energy Ltd. (a)	92,251	57,197
Tata Communications Ltd.	1,102	20,023
Tata Consultancy Services Ltd.	8,584	279,247
Tata Consumer Products Ltd.	5,733	72,918
Tata Elxsi Ltd.	330	19,427
Tata Motors Ltd.	19,453	149,027
Tata Steel Ltd.	70,783	134,545
Tech Mahindra Ltd.	5,198	81,978
Titan Co. Ltd.	3,357	127,302
Torrent Pharmaceuticals Ltd.	980	39,770
Torrent Power Ltd.	1,626	22,322
Trent Ltd.	1,713	90,243
Tube Investments of India Ltd.	1,002	34,947
TVS Motor Co. Ltd.	2,295	88,883
UltraTech Cement Ltd.	1,092	150,317
Union Bank of India Ltd.	14,747	23,005
United Spirits Ltd.	2,809	41,897
UPL Ltd.	4,349	32,122
Varun Beverages Ltd.	12,954	64,734
Vodafone Idea Ltd. (a)	235,615	21,574
Voltas Ltd.	2,076	31,647
Wipro Ltd.	25,263	68,108
Yes Bank Ltd. (a)	136,194	32,596
Zydus Lifesciences Ltd.	2,428	26,851
		12,160,149
INDONESIA — 0.9%
Amman Mineral Internasional PT (a)	138,900	60,219
Bank Central Asia Tbk. PT	526,200	240,760
Bank Mandiri Persero Tbk. PT	352,900	93,175
Bank Negara Indonesia Persero Tbk. PT	144,018	35,432
Bank Rakyat Indonesia Persero Tbk. PT	645,467	151,054
Chandra Asri Pacific Tbk. PT	71,000	32,912
Charoen Pokphand Indonesia Tbk. PT	71,200	19,909
GoTo Gojek Tokopedia Tbk. PT (a)	8,702,800	28,200
Indofood CBP Sukses Makmur Tbk. PT	22,400	12,736
Indofood Sukses Makmur Tbk. PT	42,500	18,426
Kalbe Farma Tbk. PT	203,665	13,810
Sumber Alfaria Trijaya Tbk. PT	172,700	20,001
Telkom Indonesia Persero Tbk. PT	478,400	87,843
		814,477
KUWAIT — 0.8%
Boubyan Bank KSCP	14,269	33,016
Gulf Bank KSCP	19,281	22,086

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Kuwait Finance House KSCP	104,794	$272,660
Mabanee Co. KPSC	7,452	24,023
Mobile Telecommunications Co. KSCP	18,806	31,697
National Bank of Kuwait SAKP	78,677	273,200
Warba Bank KSCP (a)	21,541	20,022
		676,704
LUXEMBOURG — 0.0% *
Reinet Investments SCA	1,325	38,784
MALAYSIA — 1.2%
AMMB Holdings Bhd.	24,100	32,355
Axiata Group Bhd.	26,500	16,875
CelcomDigi Bhd.	34,000	29,892
CIMB Group Holdings Bhd.	70,849	123,567
Gamuda Bhd.	38,772	50,947
Hong Leong Bank Bhd.	6,300	30,718
IHH Healthcare Bhd.	21,300	38,212
IOI Corp. Bhd.	24,100	22,620
Kuala Lumpur Kepong Bhd.	5,012	24,533
Malayan Banking Bhd.	52,428	123,455
Maxis Bhd.	22,600	19,440
MISC Bhd.	13,000	22,550
Mr. DIY Group M Bhd. (b)	32,000	12,470
Nestle Malaysia Bhd.	800	18,291
Petronas Chemicals Group Bhd.	23,000	23,117
Petronas Dagangan Bhd.	3,000	16,353
Petronas Gas Bhd.	7,500	32,969
Press Metal Aluminium Holdings Bhd.	35,800	50,274
Public Bank Bhd.	137,600	141,572
QL Resources Bhd.	15,700	16,190
RHB Bank Bhd.	14,700	23,053
SD Guthrie Bhd.	20,055	24,875
Sunway Bhd.	22,200	29,804
Telekom Malaysia Bhd.	11,200	18,842
Tenaga Nasional Bhd.	25,000	78,531
		1,021,505
MEXICO — 2.2%
America Movil SAB de CV	176,057	184,100
Arca Continental SAB de CV (c)	4,951	51,858
Cemex SAB de CV (c)	146,413	130,979
Coca-Cola Femsa SAB de CV (c)	5,101	42,280
Fibra Uno Administracion SA de CV REIT	27,656	40,717
Fomento Economico Mexicano SAB de CV (c)	16,587	163,395
Gruma SAB de CV Class B (c)	1,757	32,584
Grupo Aeroportuario del Centro Norte SAB de CV (c)	2,801	36,208
Grupo Aeroportuario del Pacifico SAB de CV Class B (c)	3,731	88,103
Grupo Aeroportuario del Sureste SAB de CV Class B (c)	1,736	56,004
Grupo Bimbo SAB de CV (c)	12,566	44,582
Security Description	Shares	Value
Grupo Comercial Chedraui SA de CV (c)	2,801	$22,173
Grupo Financiero Banorte SAB de CV Class O	24,560	247,147
Grupo Financiero Inbursa SAB de CV Class O (c)	17,692	48,601
Grupo Mexico SAB de CV (c)	29,463	256,693
Industrias Penoles SAB de CV (a) (c)	1,926	85,991
Kimberly-Clark de Mexico SAB de CV Class A (c)	14,695	31,053
Prologis Property Mexico SA de CV REIT	10,327	42,237
Promotora y Operadora de Infraestructura SAB de CV	1,839	25,062
Qualitas Controladora SAB de CV (c)	1,924	17,574
Southern Copper Corp.	848	102,913
Wal-Mart de Mexico SAB de CV (c)	49,553	152,910
		1,903,164
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR	1,607	39,098
Credicorp Ltd.	662	176,278
		215,376
PHILIPPINES — 0.4%
Ayala Corp.	2,750	22,813
Ayala Land, Inc.	62,780	26,266
Bank of the Philippine Islands	20,360	40,230
BDO Unibank, Inc.	22,958	52,425
International Container Terminal Services, Inc.	9,670	78,357
Jollibee Foods Corp.	4,950	18,201
Manila Electric Co.	3,110	28,321
Metropolitan Bank & Trust Co.	19,850	23,192
PLDT, Inc.	835	15,782
SM Investments Corp.	2,430	30,688
SM Prime Holdings, Inc.	96,800	37,340
		373,615
POLAND — 0.9%
Allegro.eu SA (a) (b)	5,614	55,082
Bank Millennium SA (a)	5,800	23,086
Bank Polska Kasa Opieki SA	1,776	85,524
Budimex SA	122	17,124
CCC SA (a)	515	25,794
CD Projekt SA	600	44,737
Dino Polska SA (a) (b)	4,730	57,042
KGHM Polska Miedz SA (a)	1,309	57,731
LPP SA	10	48,734
mBank SA (a)	143	35,476
Powszechna Kasa Oszczednosci Bank Polski SA	8,270	160,665
Powszechny Zaklad Ubezpieczen SA	5,838	87,477
Santander Bank Polska SA	394	51,348

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Zabka Group SA (a)	2,870	$18,551
		768,371
QATAR — 0.7%
Al Rayan Bank	58,386	38,165
Barwa Real Estate Co.	20,671	15,153
Commercial Bank PSQC	31,271	39,430
Dukhan Bank	17,693	17,231
Industries Qatar QSC	14,608	50,151
Mesaieed Petrochemical Holding Co.	54,604	19,466
Ooredoo QPSC	7,734	29,037
Qatar Electricity & Water Co. QSC	4,250	18,548
Qatar Fuel QSC	5,762	23,865
Qatar Gas Transport Co. Ltd.	26,755	33,802
Qatar International Islamic Bank QSC	9,503	28,318
Qatar Islamic Bank QPSC	16,721	109,759
Qatar National Bank QPSC	44,082	224,950
		647,875
ROMANIA — 0.1%
NEPI Rockcastle NV	5,849	46,884
RUSSIA — 0.0%
Polyus PJSC GDR (a) (d)	1,137	—
Sberbank of Russia PJSC (a) (d)	267,268	—
VK IPJSC GDR (a) (d)	1,648	—
VTB Bank PJSC (a) (d)	11,225	—
		—
SAUDI ARABIA — 3.0%
ACWA Power Co. (a)	1,449	82,724
Ades Holding Co.	3,270	14,204
Al Rajhi Bank	18,599	531,655
Al Rajhi Co. for Co-operative Insurance (a)	366	11,838
Alinma Bank	11,831	84,548
Almarai Co. JSC	4,692	62,932
Arab National Bank	8,692	57,271
Arabian Internet & Communications Services Co.	232	15,924
Bank AlBilad	7,098	54,585
Bank Al-Jazira (a)	6,064	20,730
Banque Saudi Fransi	11,828	56,298
Bupa Arabia for Cooperative Insurance Co.	770	33,858
Co. for Cooperative Insurance	709	25,712
Dallah Healthcare Co.	329	13,221
Dar Al Arkan Real Estate Development Co. (a)	5,112	27,181
Dr. Sulaiman Al Habib Medical Services Group Co.	823	59,253
Elm Co.	232	55,399
Etihad Etisalat Co.	3,645	65,655
Jabal Omar Development Co. (a)	5,538	28,619
Jarir Marketing Co.	5,679	21,125
Security Description	Shares	Value
Makkah Construction & Development Co.	939	$22,334
Mouwasat Medical Services Co.	903	17,734
Nahdi Medical Co.	376	11,931
Riyad Bank	14,199	102,985
SABIC Agri-Nutrients Co.	2,253	71,612
Sahara International Petrochemical Co.	3,471	18,881
SAL Saudi Logistics Services	232	11,197
Saudi Arabian Mining Co. (a)	12,229	208,697
Saudi Aramco Base Oil Co.	490	11,648
Saudi Awwal Bank	9,488	81,162
Saudi Basic Industries Corp.	8,515	139,752
Saudi Electricity Co.	8,048	32,598
Saudi Investment Bank	5,642	21,453
Saudi National Bank	27,864	291,108
Saudi Research & Media Group (a)	347	16,886
Saudi Tadawul Group Holding Co.	464	25,488
Saudi Telecom Co.	18,943	222,657
Yanbu National Petrochemical Co.	2,661	24,792
		2,655,647
SOUTH AFRICA — 3.2%
Absa Group Ltd.	8,207	86,144
Bid Corp. Ltd.	3,253	81,502
Bidvest Group Ltd. (c)	3,287	40,357
Capitec Bank Holdings Ltd.	824	165,922
Clicks Group Ltd.	2,300	46,985
Discovery Ltd.	5,226	59,674
E Media Holdings Ltd.	2,038	213
FirstRand Ltd.	47,826	215,283
Gold Fields Ltd.	8,458	357,435
Harmony Gold Mining Co. Ltd.	5,306	96,835
Impala Platinum Holdings Ltd.	8,736	111,678
MTN Group Ltd.	16,379	137,659
Naspers Ltd. Class N	1,496	542,356
Nedbank Group Ltd.	4,478	55,415
Old Mutual Ltd.	40,618	31,430
OUTsurance Group Ltd.	8,186	34,020
Pepkor Holdings Ltd. (b)	33,625	47,380
Remgro Ltd.	4,856	47,210
Sanlam Ltd.	17,381	84,213
Shoprite Holdings Ltd. (c)	4,854	77,093
Sibanye Stillwater Ltd. (a) (c)	27,110	77,453
Standard Bank Group Ltd.	12,667	173,560
Valterra Platinum Ltd.	2,047	146,576
Vodacom Group Ltd.	6,022	46,525
		2,762,918
SOUTH KOREA — 11.3%
Alteogen, Inc. (a)	386	126,003
Amorepacific Corp.	284	24,756
Celltrion, Inc.	1,570	194,033
Coway Co. Ltd.	536	37,629
DB Insurance Co. Ltd.	445	43,928
Doosan Bobcat, Inc.	534	21,123
Doosan Co. Ltd.	71	27,377

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Doosan Enerbility Co. Ltd. (a)	4,331	$193,545
Ecopro BM Co. Ltd. (a)	470	37,853
Ecopro Co. Ltd.	983	33,244
Hana Financial Group, Inc.	2,774	172,405
Hanjin Kal Corp.	225	16,117
Hankook Tire & Technology Co. Ltd.	718	19,625
Hanmi Semiconductor Co. Ltd.	422	29,025
Hanwha Aerospace Co. Ltd.	316	249,323
Hanwha Ocean Co. Ltd. (a)	1,174	92,293
Hanwha Systems Co. Ltd.	723	30,661
HD Hyundai Co. Ltd.	419	46,408
HD Hyundai Electric Co. Ltd.	226	93,747
HD Hyundai Heavy Industries Co. Ltd.	215	78,917
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	409	119,810
HLB, Inc. (a)	1,150	31,105
HMM Co. Ltd.	2,438	34,840
HYBE Co. Ltd.	220	41,709
Hyosung Heavy Industries Corp.	54	51,573
Hyundai Glovis Co. Ltd.	363	42,793
Hyundai Mobis Co. Ltd.	583	124,034
Hyundai Motor Co.	1,290	197,676
Hyundai Motor Co. Preference Shares (e)	347	41,179
Hyundai Motor Co. Preference Shares (e)	220	25,574
Hyundai Rotem Co. Ltd.	738	115,193
Industrial Bank of Korea	2,696	37,393
Kakao Corp.	2,998	127,352
KakaoBank Corp.	1,611	27,270
KB Financial Group, Inc.	3,471	285,735
Kia Corp.	2,270	162,923
Korea Aerospace Industries Ltd.	705	54,267
Korea Investment Holdings Co. Ltd.	404	41,752
Korea Zinc Co. Ltd.	46	30,196
Korean Air Lines Co. Ltd.	1,777	28,813
Krafton, Inc. (a)	278	57,956
KT&G Corp.	935	89,032
LG Chem Ltd.	476	94,315
LG Corp.	828	42,490
LG Display Co. Ltd. (a)	2,897	29,754
LG Electronics, Inc.	1,027	55,337
LG Energy Solution Ltd. (a)	442	109,472
LG H&H Co. Ltd.	91	18,550
LG Uplus Corp.	2,067	22,614
LIG Nex1 Co. Ltd.	126	46,070
LS Electric Co. Ltd.	147	29,808
Meritz Financial Group, Inc.	794	64,231
Mirae Asset Securities Co. Ltd.	2,301	35,014
NAVER Corp.	1,371	262,367
NH Investment & Securities Co. Ltd.	1,266	17,523
Orion Corp.	229	16,909
POSCO Future M Co. Ltd. (a)	334	34,161
Samsung Biologics Co. Ltd. (a) (b)	172	122,222
Samsung C&T Corp.	777	102,230
Security Description	Shares	Value
Samsung Electro-Mechanics Co. Ltd.	540	$74,473
Samsung Electronics Co. Ltd.	45,381	2,713,706
Samsung Electronics Co. Ltd. Preference Shares	7,799	369,091
Samsung Fire & Marine Insurance Co. Ltd.	298	95,896
Samsung Heavy Industries Co. Ltd. (a)	6,375	99,506
Samsung Life Insurance Co. Ltd.	772	86,166
Samsung SDI Co. Ltd.	632	92,342
Samsung SDS Co. Ltd.	410	47,983
Samyang Foods Co. Ltd.	39	42,501
Shinhan Financial Group Co. Ltd.	4,094	206,589
SK Biopharmaceuticals Co. Ltd. (a)	304	21,970
SK Hynix, Inc.	5,183	1,283,698
SK Square Co. Ltd. (a)	912	130,978
SK Telecom Co. Ltd.	494	19,118
S-Oil Corp. (a)	434	19,302
Woori Financial Group, Inc.	6,096	112,748
Yuhan Corp.	544	46,178
		9,901,499
TAIWAN — 20.7%
Accton Technology Corp.	5,000	171,435
Acer, Inc.	29,000	29,449
Advantech Co. Ltd.	5,000	52,333
Alchip Technologies Ltd.	1,000	113,689
ASE Technology Holding Co. Ltd.	30,656	164,958
Asia Cement Corp.	22,000	27,538
Asia Vital Components Co. Ltd.	3,000	96,561
Asustek Computer, Inc.	7,000	154,111
AUO Corp.	63,400	28,395
Catcher Technology Co. Ltd.	5,000	29,940
Cathay Financial Holding Co. Ltd.	91,403	196,733
Chailease Holding Co. Ltd.	13,792	50,456
Chang Hwa Commercial Bank Ltd.	61,905	39,912
Cheng Shin Rubber Industry Co. Ltd.	17,000	21,000
China Airlines Ltd.	28,000	19,155
China Steel Corp.	115,000	73,200
Chunghwa Telecom Co. Ltd.	35,000	153,307
Compal Electronics, Inc.	40,000	42,522
CTBC Financial Holding Co. Ltd.	157,000	220,989
Delta Electronics, Inc.	18,000	504,364
E Ink Holdings, Inc.	8,000	63,127
E.Sun Financial Holding Co. Ltd.	139,082	152,188
Eclat Textile Co. Ltd.	2,000	28,775
Elite Material Co. Ltd.	3,000	120,579
eMemory Technology, Inc.	1,000	66,113
Eva Airways Corp.	26,000	32,502
Evergreen Marine Corp. Taiwan Ltd.	9,600	56,382
Far Eastern New Century Corp.	29,000	26,452
Far EasTone Telecommunications Co. Ltd.	16,000	46,407
Feng TAY Enterprise Co. Ltd.	5,000	20,178
First Financial Holding Co. Ltd.	111,795	109,491

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Formosa Chemicals & Fibre Corp.	31,397	$30,647
Formosa Plastics Corp.	36,000	45,534
Fortune Electric Co. Ltd.	1,200	22,876
Fubon Financial Holding Co. Ltd.	78,961	228,764
Gigabyte Technology Co. Ltd.	5,000	49,052
Global Unichip Corp.	1,000	43,966
Globalwafers Co. Ltd.	3,000	45,918
Hon Hai Precision Industry Co. Ltd.	119,980	850,308
Hotai Motor Co. Ltd.	3,100	60,316
Hua Nan Financial Holdings Co. Ltd.	87,222	84,709
Innolux Corp.	72,974	34,478
International Games System Co. Ltd.	2,000	51,644
Inventec Corp.	25,000	37,527
Jentech Precision Industrial Co. Ltd.	1,000	79,073
KGI Financial Holding Co. Ltd.	156,809	76,918
King Slide Works Co. Ltd.	1,000	107,947
Largan Precision Co. Ltd.	1,000	77,105
Lite-On Technology Corp.	20,000	113,196
Lotes Co. Ltd.	1,000	50,692
MediaTek, Inc.	15,000	647,188
Mega Financial Holding Co. Ltd.	115,495	161,052
Micro-Star International Co. Ltd.	7,000	26,642
Nan Ya Plastics Corp.	51,000	66,013
Nien Made Enterprise Co. Ltd.	2,000	27,856
Novatek Microelectronics Corp.	6,000	83,962
Pegatron Corp.	19,000	44,137
PharmaEssentia Corp.	3,329	56,252
President Chain Store Corp.	5,394	43,891
Quanta Computer, Inc.	26,000	247,392
Realtek Semiconductor Corp.	5,000	90,229
Shanghai Commercial & Savings Bank Ltd.	38,000	52,428
SinoPac Financial Holdings Co. Ltd.	104,017	85,321
Synnex Technology International Corp.	11,000	22,810
Taiwan Business Bank	71,380	36,887
Taiwan Cooperative Financial Holding Co. Ltd.	105,616	85,420
Taiwan High Speed Rail Corp.	19,000	17,518
Taiwan Mobile Co. Ltd.	17,000	60,798
Taiwan Semiconductor Manufacturing Co. Ltd.	235,734	10,093,604
TCC Group Holdings Co. Ltd.	65,743	51,770
TS Financial Holding Co. Ltd.	202,327	119,492
Unimicron Technology Corp.	12,000	59,650
Uni-President Enterprises Corp.	47,000	120,900
United Microelectronics Corp.	106,602	159,319
Vanguard International Semiconductor Corp.	11,000	36,813
Voltronic Power Technology Corp.	1,000	30,415
Wan Hai Lines Ltd.	7,500	18,284
Wistron Corp.	27,000	124,467
Wiwynn Corp.	1,000	108,767
WPG Holdings Ltd.	15,000	32,532
Yageo Corp.	16,116	89,892
Yang Ming Marine Transport Corp.	16,000	27,823
Security Description	Shares	Value
Yuanta Financial Holding Co. Ltd.	102,216	$116,879
Zhen Ding Technology Holding Ltd.	7,000	38,126
		18,087,440
THAILAND — 0.9%
Advanced Info Service PCL NVDR	9,915	89,038
Airports of Thailand PCL NVDR	43,040	53,792
Bangkok Dusit Medical Services PCL NVDR	107,500	68,006
Bumrungrad Hospital PCL NVDR	5,700	30,870
Central Pattana PCL NVDR	19,600	33,871
Charoen Pokphand Foods PCL NVDR	36,700	25,256
CP ALL PCL NVDR	51,600	75,238
CP Axtra PCL NVDR	20,000	13,887
Delta Electronics Thailand PCL	29,500	144,291
Gulf Development PCL NVDR (a)	45,014	60,426
Kasikornbank PCL NVDR	5,600	28,946
Krung Thai Bank PCL NVDR	33,800	25,868
Minor International PCL NVDR	32,752	23,347
SCB X PCL NVDR	8,116	32,183
Siam Cement PCL	7,229	51,309
TMBThanachart Bank PCL NVDR	235,100	13,785
True Corp. PCL NVDR (a)	100,000	32,094
		802,207
TURKEY — 0.4%
Akbank TAS	30,136	45,443
Aselsan Elektronik Sanayi Ve Ticaret AS	13,214	68,325
BIM Birlesik Magazalar AS	4,399	57,235
Eregli Demir ve Celik Fabrikalari TAS	25,682	18,159
Ford Otomotiv Sanayi AS	6,784	16,160
Haci Omer Sabanci Holding AS	10,144	21,176
Turk Hava Yollari AO	5,331	40,386
Turkcell Iletisim Hizmetleri AS	11,687	27,503
Turkiye Is Bankasi AS Class C	84,512	28,760
Turkiye Petrol Rafinerileri AS	9,305	41,735
Yapi ve Kredi Bankasi AS (a)	32,635	26,638
		391,520
UNITED ARAB EMIRATES — 1.5%
Abu Dhabi Commercial Bank PJSC	28,280	112,258
Abu Dhabi Islamic Bank PJSC	14,033	83,212
Abu Dhabi National Oil Co. for Distribution PJSC	30,182	31,226
ADNOC Drilling Co. PJSC	30,907	47,374
Adnoc Gas PLC	58,808	56,679
Aldar Properties PJSC	37,211	96,041
Americana Restaurants International PLC - Foreign Co.	28,475	15,272
Dubai Electricity & Water Authority PJSC	57,466	42,399
Dubai Islamic Bank PJSC	27,973	72,960
Emaar Development PJSC	9,515	34,843
Emaar Properties PJSC	62,731	222,880
Emirates NBD Bank PJSC	18,302	121,083

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Emirates Telecommunications Group Co. PJSC	32,902	$168,765
First Abu Dhabi Bank PJSC	41,800	177,989
Multiply Group PJSC (a)	32,452	25,711
Salik Co. PJSC	17,958	29,384
		1,338,076
UNITED KINGDOM — 0.4%
Anglogold Ashanti PLC	4,846	340,865
Metlen Energy & Metals PLC (a)	998	55,935
		396,800
UNITED STATES — 0.1%
JBS NV Class A (a)	3,741	55,853
Legend Biotech Corp. ADR (a) (c)	680	22,175
		78,028
TOTAL COMMON STOCKS (Cost $65,444,725)		87,570,433
PREFERRED STOCKS — 0.1%
COLOMBIA — 0.1%
Grupo Cibest SA Preference Shares 8.86%	4,366	56,927
INDIA — 0.0% *
TVS Motor Co. Ltd. 6.00% (a)	9,180	1,034
TOTAL PREFERRED STOCKS (Cost $32,318)		57,961
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (f) (g)	82,656	82,656
State Street Navigator Securities Lending Portfolio II (h) (i)	1,254,015	1,254,015
TOTAL SHORT-TERM INVESTMENTS (Cost $1,336,671)		1,336,671
TOTAL INVESTMENTS — 101.7% (Cost $66,813,714)		88,965,065
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(1,469,353)
NET ASSETS — 100.0%		$87,495,712

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.6% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at September 30, 2025.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$87,374,833	$195,600	$0(a)	$87,570,433
Preferred Stocks	56,927	1,034	—	57,961
Short-Term Investments	1,336,671	—	—	1,336,671
TOTAL INVESTMENTS	$88,768,431	$196,634	$0	$88,965,065
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2025.
Sector Breakdown as of September 30, 2025

% of Net Assets
Information Technology	27.1%
Financials	23.4
Consumer Discretionary	14.3
Communication Services	11.2
Industrials	6.6
Materials	6.2
Consumer Staples	4.3
Health Care	3.5
Utilities	1.6
Real Estate	1.6
Energy	0.4
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	33,570	$33,570	$4,124,616	$4,075,530	$—	$—	82,656	$82,656	$5,009
State Street Navigator Securities Lending Portfolio II	928,511	928,511	9,075,467	8,749,963	—	—	1,254,015	1,254,015	3,322
Total		$962,081	$13,200,083	$12,825,493	$—	$—		$1,336,671	$8,331
See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.3%
BRAZIL — 4.5%
Ambev SA	7,570	$17,185
Ambev SA ADR (a)	3,417	7,613
B3 SA - Brasil Bolsa Balcao	49,801	125,308
Banco Bradesco SA	5,614	16,055
Banco Bradesco SA Preference Shares	20,229	67,195
Banco BTG Pactual SA	1,290	11,690
Banco do Brasil SA	6,627	27,488
BB Seguridade Participacoes SA	8,959	55,952
Caixa Seguridade Participacoes SA	7,262	20,604
Centrais Eletricas Brasileiras SA	2,693	26,558
Centrais Eletricas Brasileiras SA ADR	673	6,972
Centrais Eletricas Brasileiras SA Preference Shares	87	906
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	6,604	163,899
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR (a)	616	15,332
Cia Energetica de Minas Gerais ADR	2,559	5,400
Cia Energetica de Minas Gerais Preference Shares	17,315	36,252
Cia Paranaense de Energia - Copel Class B, Preference Shares	10,366	25,070
CPFL Energia SA	2,736	20,242
Energisa SA	1,264	12,071
Engie Brasil Energia SA	1,133	8,659
Equatorial Energia SA	4,786	33,206
Gerdau SA Preference Shares	5,627	17,550
Itau Unibanco Holding SA ADR	10,999	80,733
Itau Unibanco Holding SA Preference Shares	312	2,289
Itausa SA Preference Shares	18,758	40,400
Klabin SA	396	1,341
Localiza Rent a Car SA	10,367	76,796
NU Holdings Ltd. Class A (b)	1,300	20,813
Petroleo Brasileiro SA - Petrobras	6,445	40,881
Petroleo Brasileiro SA - Petrobras ADR (c)	6,536	77,256
Petroleo Brasileiro SA - Petrobras ADR (c)	4,423	55,995
Petroleo Brasileiro SA - Petrobras Preference Shares	7,639	45,126
PRIO SA (b)	10,937	78,307
Raia Drogasil SA	8,007	27,695
Rumo SA	7,188	21,555
Suzano SA	1,771	16,594
Suzano SA ADR (a)	1,055	9,917
Telefonica Brasil SA	8,364	53,508
Telefonica Brasil SA ADR	601	7,663
TIM SA	3,200	14,121
TIM SA ADR (a)	402	8,973
TOTVS SA	16,326	140,803
Security Description	Shares	Value
Ultrapar Participacoes SA	37	$153
Ultrapar Participacoes SA ADR	2,489	10,205
Vale SA	1,379	14,910
Vale SA ADR	12,373	134,371
Vibra Energia SA	4,740	21,886
WEG SA	17,729	121,810
		1,845,308
CHILE — 0.4%
Banco de Chile	47,476	7,208
Banco de Credito e Inversiones SA	477	21,083
Banco Santander Chile ADR	18	477
Cencosud SA	6,421	18,264
Empresas CMPC SA	2,346	3,459
Empresas Copec SA	2,943	21,547
Enel Americas SA	123,582	12,467
Enel Chile SA	5,919	458
Enel Chile SA ADR	243	945
Falabella SA	9,259	54,887
Latam Airlines Group SA	807,853	18,358
Sociedad Quimica y Minera de Chile SA ADR (b)	96	4,126
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares (b)	350	15,100
		178,379
CHINA — 27.1%
360 Security Technology, Inc. Class A	12,900	20,470
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,800	5,483
AAC Technologies Holdings, Inc.	1,500	8,818
ACM Research Shanghai, Inc. Class A	795	22,509
Advanced Micro-Fabrication Equipment, Inc. China Class A	623	26,134
Agricultural Bank of China Ltd. Class A	20,400	19,091
Agricultural Bank of China Ltd. Class H	388,000	261,812
Akeso, Inc. (b) (d)	1,000	18,148
Alibaba Group Holding Ltd.	17,449	396,956
Alibaba Group Holding Ltd. ADR	156	27,882
Aluminum Corp. of China Ltd. Class H	18,000	18,670
Anhui Conch Cement Co. Ltd. Class A	2,100	6,841
Anhui Conch Cement Co. Ltd. Class H (a)	5,500	16,612
Anhui Gujing Distillery Co. Ltd. Class B	2,800	38,867
Anker Innovations Technology Co. Ltd. Class A	160	2,733
ANTA Sports Products Ltd.	12,200	146,612
Autohome, Inc. ADR	123	3,512

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
AviChina Industry & Technology Co. Ltd. Class H	14,000	$7,845
Baidu, Inc. Class A (b)	4,414	75,567
Bank of Beijing Co. Ltd. Class A	3,000	2,319
Bank of China Ltd. Class A	14,100	10,247
Bank of China Ltd. Class H	677,071	370,716
Bank of Communications Co. Ltd. Class A	12,800	12,068
Bank of Communications Co. Ltd. Class H	85,000	71,339
Bank of Hangzhou Co. Ltd. Class A	1,700	3,642
Bank of Jiangsu Co. Ltd. Class A	10,560	14,860
Bank of Nanjing Co. Ltd. Class A	3,400	5,214
Bank of Shanghai Co. Ltd. Class A	10,870	13,665
Baoshan Iron & Steel Co. Ltd. Class A	6,400	6,348
Beijing Enterprises Holdings Ltd.	5,500	23,512
Beijing Enterprises Water Group Ltd. (a)	26,000	7,987
Beijing Kingsoft Office Software, Inc. Class A	204	9,059
Beijing Tiantan Biological Products Corp. Ltd. Class A	3,840	10,280
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (b)	324	2,571
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	89,100	64,130
BeOne Medicines Ltd. Class H (b)	322	8,492
BOC Aviation Ltd. (d)	900	8,051
BOE Technology Group Co. Ltd. Class A	74,400	43,425
Bosideng International Holdings Ltd.	52,000	31,011
BYD Co. Ltd. Class A	900	13,790
BYD Co. Ltd. Class H	3,000	42,491
BYD Electronic International Co. Ltd. (a)	3,000	15,940
CGN Power Co. Ltd. Class H (a) (d)	227,100	84,355
Changchun High-Tech Industry Group Co. Ltd. Class A	900	16,416
Chaozhou Three-Circle Group Co. Ltd. Class A	2,700	17,551
China CITIC Bank Corp. Ltd. Class H	183,000	157,353
China Coal Energy Co. Ltd. Class H (a)	30,000	35,821
China Communications Services Corp. Ltd. Class H	12,000	7,095
China Construction Bank Corp. Class A	10,600	12,805
China Construction Bank Corp. Class H	649,394	624,321
China Eastern Airlines Corp. Ltd. Class A (b)	46,700	27,192
China Everbright Bank Co. Ltd. Class A	11,400	5,374
China Everbright Bank Co. Ltd. Class H	20,274	8,443
China Feihe Ltd. (d)	6,000	3,085
Security Description	Shares	Value
China Galaxy Securities Co. Ltd. Class H	6,334	$9,639
China Gas Holdings Ltd.	12,554	12,295
China Hongqiao Group Ltd. (a)	7,500	25,468
China International Capital Corp. Ltd. Class H (d)	3,600	9,902
China Life Insurance Co. Ltd. Class H	25,000	71,012
China Longyuan Power Group Corp. Ltd. Class H (a)	12,000	12,817
China Mengniu Dairy Co. Ltd.	11,000	21,207
China Merchants Bank Co. Ltd. Class A	4,091	23,195
China Merchants Bank Co. Ltd. Class H	11,000	66,110
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	8,000	10,932
China Merchants Port Holdings Co. Ltd.	22,000	41,198
China Minsheng Banking Corp. Ltd. Class A	6,600	3,685
China Minsheng Banking Corp. Ltd. Class H	78,960	41,711
China National Building Material Co. Ltd. Class H	50,924	36,129
China National Nuclear Power Co. Ltd. Class A	7,600	9,288
China National Software & Service Co. Ltd. Class A (b)	2,400	16,752
China Oilfield Services Ltd. Class H	8,000	6,869
China Overseas Land & Investment Ltd.	18,000	33,222
China Pacific Insurance Group Co. Ltd. Class A	1,900	9,362
China Pacific Insurance Group Co. Ltd. Class H	7,200	28,669
China Petroleum & Chemical Corp. Class A	10,400	7,719
China Petroleum & Chemical Corp. Class H	264,395	137,628
China Power International Development Ltd. (a)	13,000	5,397
China Railway Group Ltd. Class A	13,000	10,050
China Railway Group Ltd. Class H	37,000	18,689
China Railway Signal & Communication Corp. Ltd. Class A	16,683	12,593
China Resources Beer Holdings Co. Ltd.	4,092	14,432
China Resources Gas Group Ltd.	2,400	6,120
China Resources Land Ltd.	10,944	42,733
China Resources Microelectronics Ltd. Class A	2,082	16,227
China Resources Mixc Lifestyle Services Ltd. (d)	4,600	24,441
China Resources Pharmaceutical Group Ltd. (a) (d)	13,000	8,037

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
China Resources Power Holdings Co. Ltd. (a)	10,267	$23,542
China Ruyi Holdings Ltd. (a) (b)	56,000	21,377
China Shenhua Energy Co. Ltd. Class A	1,500	8,103
China Shenhua Energy Co. Ltd. Class H (a)	21,500	102,797
China State Construction Engineering Corp. Ltd. Class A	11,300	8,641
China State Construction International Holdings Ltd.	2,000	2,547
China Taiping Insurance Holdings Co. Ltd.	4,210	8,236
China Three Gorges Renewables Group Co. Ltd. Class A	24,300	14,490
China Tower Corp. Ltd. Class H (d)	54,600	80,562
China United Network Communications Ltd. Class A	21,900	16,900
China Vanke Co. Ltd. Class A (b)	1,500	1,450
China Vanke Co. Ltd. Class H (a) (b)	18,792	13,453
China Yangtze Power Co. Ltd. Class A	31,300	119,668
Chongqing Rural Commercial Bank Co. Ltd. Class A	9,700	8,969
Chongqing Zhifei Biological Products Co. Ltd. Class A	500	1,456
Chow Tai Fook Jewellery Group Ltd. (a)	2,200	4,400
CITIC Ltd.	30,000	44,034
CITIC Securities Co. Ltd. Class H	2,300	9,105
CMOC Group Ltd. Class H	6,000	12,100
COSCO SHIPPING Holdings Co. Ltd. Class A	3,700	7,444
COSCO SHIPPING Holdings Co. Ltd. Class H (a)	13,250	20,623
CRRC Corp. Ltd. Class H	16,000	12,339
CSPC Pharmaceutical Group Ltd.	15,840	19,076
Daqin Railway Co. Ltd. Class A	21,300	17,602
Eastroc Beverage Group Co. Ltd. Class A	790	33,673
Empyrean Technology Co. Ltd. Class A	900	15,948
ENN Energy Holdings Ltd.	1,800	14,887
Eoptolink Technology, Inc. Ltd. Class A	600	30,791
Everdisplay Optronics Shanghai Co. Ltd. Class A (b)	39,333	16,004
Far East Horizon Ltd.	12,000	10,596
Focus Media Information Technology Co. Ltd. Class A	11,100	12,552
Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,139	17,158
Fosun International Ltd.	6,500	4,603
Fuyao Glass Industry Group Co. Ltd. Class A	2,300	23,689
Fuyao Glass Industry Group Co. Ltd. Class H (d)	12,800	128,816
Security Description	Shares	Value
Ganfeng Lithium Group Co. Ltd. Class A	100	$854
GCL Technology Holdings Ltd. (a) (b)	110,000	18,521
Geely Automobile Holdings Ltd.	11,000	27,640
Giant Biogene Holding Co. Ltd. (a) (d)	3,200	23,238
Great Wall Motor Co. Ltd. Class H	7,000	15,115
Gree Electric Appliances, Inc. of Zhuhai Class A	3,800	21,177
Guangdong Haid Group Co. Ltd. Class A	1,900	17,000
Guangdong Investment Ltd.	10,000	9,087
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,300	8,245
Guotai Haitong Securities Co. Ltd. Class H (d)	5,208	10,750
Haidilao International Holding Ltd. (a) (d)	1,000	1,725
Haier Smart Home Co. Ltd. Class H	6,000	19,541
Hainan Airlines Holding Co. Ltd. Class A (b)	63,300	14,388
Hansoh Pharmaceutical Group Co. Ltd. (a) (d)	14,000	64,886
Henan Shuanghui Investment & Development Co. Ltd. Class A	2,500	8,678
Hengan International Group Co. Ltd.	5,374	17,544
Hengtong Optic-electric Co. Ltd. Class A	3,700	11,924
Hithink RoyalFlush Information Network Co. Ltd. Class A	400	20,864
Huadong Medicine Co. Ltd. Class A	960	5,596
Hualan Biological Engineering, Inc. Class A	3,940	8,801
Huaneng Power International, Inc. Class A	1,400	1,387
Huaneng Power International, Inc. Class H	90,000	62,696
Huatai Securities Co. Ltd. Class H (d)	2,643	6,991
Huaxia Bank Co. Ltd. Class A	11,500	10,617
Huayu Automotive Systems Co. Ltd. Class A	1,000	2,876
Hundsun Technologies, Inc. Class A	3,740	18,114
Hwatsing Technology Co. Ltd. Class A	862	19,980
Hygon Information Technology Co. Ltd. Class A	1,691	59,930
Iflytek Co. Ltd. Class A	3,100	24,378
Imeik Technology Development Co. Ltd. Class A	140	3,566
Industrial & Commercial Bank of China Ltd. Class A	10,100	10,345
Industrial & Commercial Bank of China Ltd. Class H	577,448	426,013
Industrial Bank Co. Ltd. Class A	7,400	20,609

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Ingenic Semiconductor Co. Ltd. Class A	1,300	$16,235
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	1,700	6,507
Inner Mongolia Yitai Coal Co. Ltd. Class B	17,600	33,722
JA Solar Technology Co. Ltd. Class A (b)	2,400	4,425
JD.com, Inc. Class A	7,012	124,822
Jiangsu Expressway Co. Ltd. Class H (a)	48,000	55,647
Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,400	18,812
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	5,942	59,650
Jiangsu King's Luck Brewery JSC Ltd. Class A	1,400	7,719
Jiangsu Yanghe Distillery Co. Ltd. Class A	1,100	10,485
Jiangxi Copper Co. Ltd. Class A	3,700	18,424
Jiangxi Copper Co. Ltd. Class H	6,000	23,521
KE Holdings, Inc. ADR	374	7,106
Kuaishou Technology (a) (d)	25,400	276,186
Kunlun Energy Co. Ltd.	26,000	23,258
Kweichow Moutai Co. Ltd. Class A	1,000	202,597
Lenovo Group Ltd.	108,915	161,684
Li Auto, Inc. Class A (a) (b)	800	10,426
Li Ning Co. Ltd.	2,000	4,534
Longfor Group Holdings Ltd. (a) (d)	9,451	14,431
LONGi Green Energy Technology Co. Ltd. Class A (b)	15,460	39,044
Loongson Technology Corp. Ltd. Class A (b)	748	16,561
Luzhou Laojiao Co. Ltd. Class A	1,300	24,061
Meituan Class B (b) (d)	2,947	39,582
Metallurgical Corp. of China Ltd. Class A	11,400	6,158
Midea Group Co. Ltd. Class A	700	7,136
MINISO Group Holding Ltd.	4,400	25,188
Muyuan Foods Co. Ltd. Class A	5,700	42,386
NARI Technology Co. Ltd. Class A	8,600	27,704
National Silicon Industry Group Co. Ltd. Class A (b)	4,878	17,658
NAURA Technology Group Co. Ltd. Class A	1,350	85,681
NetEase, Inc.	17,735	539,773
New China Life Insurance Co. Ltd. Class H	3,300	19,578
New Hope Liuhe Co. Ltd. Class A	11,400	15,675
New Oriental Education & Technology Group, Inc. (b)	730	3,965
Ningxia Baofeng Energy Group Co. Ltd. Class A	2,300	5,744
NIO, Inc. Class A (a) (b)	112	826
Nongfu Spring Co. Ltd. Class H (d)	34,800	241,083
OFILM Group Co. Ltd. Class A (b)	1,300	2,388
OmniVision Integrated Circuits Group, Inc. Class A	700	14,847
Security Description	Shares	Value
Oppein Home Group, Inc. Class A	480	$3,590
PDD Holdings, Inc. ADR (b)	5,921	782,579
People's Insurance Co. Group of China Ltd. Class H	71,000	62,145
PetroChina Co. Ltd. Class A	8,000	9,047
PetroChina Co. Ltd. Class H	158,000	143,777
PICC Property & Casualty Co. Ltd. Class H	54,270	122,485
Ping An Bank Co. Ltd. Class A	8,700	13,842
Ping An Insurance Group Co. of China Ltd. Class A	1,500	11,598
Ping An Insurance Group Co. of China Ltd. Class H (a)	15,000	102,276
Piotech, Inc. Class A	442	16,135
Poly Developments & Holdings Group Co. Ltd. Class A	1,000	1,103
Pop Mart International Group Ltd. (d)	6,000	205,748
Postal Savings Bank of China Co. Ltd. Class A	17,800	14,360
Postal Savings Bank of China Co. Ltd. Class H (d)	119,000	83,510
Power Construction Corp. of China Ltd. Class A	3,700	2,897
Qfin Holdings, Inc. ADR	1,150	33,097
SAIC Motor Corp. Ltd. Class A	3,700	8,887
Sanan Optoelectronics Co. Ltd. Class A	11,700	25,575
SDIC Power Holdings Co. Ltd. Class A	6,200	11,361
SF Holding Co. Ltd. Class A	2,200	12,449
Shaanxi Coal Industry Co. Ltd. Class A	6,200	17,398
Shandong Gold Mining Co. Ltd. Class H (a) (d)	10,250	48,665
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,000	3,733
Shandong Nanshan Aluminum Co. Ltd. Class A	12,900	7,167
Shandong Sun Paper Industry JSC Ltd. Class A	3,000	6,015
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	5,600	4,182
Shanghai Baosight Software Co. Ltd. Class A	1,598	5,206
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	627	13,528
Shanghai International Airport Co. Ltd. Class A	1,400	6,264
Shanghai Pudong Development Bank Co. Ltd. Class A	8,624	14,399
Shanghai RAAS Blood Products Co. Ltd. Class A	12,300	11,545
Shanxi Coking Coal Energy Group Co. Ltd. Class A	8,700	8,483
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,260	34,298

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,300	$44,813
Shenzhen Transsion Holdings Co. Ltd. Class A	959	12,675
Shenzhou International Group Holdings Ltd.	1,400	11,093
Sichuan Chuantou Energy Co. Ltd. Class A	11,099	22,237
Sinopharm Group Co. Ltd. Class H	12,000	28,286
Sungrow Power Supply Co. Ltd. Class A	1,080	24,544
Sunny Optical Technology Group Co. Ltd.	1,393	16,194
Suzhou TFC Optical Communication Co. Ltd. Class A	980	23,072
TCL Technology Group Corp. Class A	28,220	17,065
Tencent Holdings Ltd.	4,278	364,546
Tencent Music Entertainment Group ADR	692	16,151
Tianshui Huatian Technology Co. Ltd. Class A	5,000	8,264
Tingyi Cayman Islands Holding Corp.	44,000	58,928
Tongling Nonferrous Metals Group Co. Ltd. Class A	10,600	7,971
Tongwei Co. Ltd. Class A (b)	6,400	20,015
TravelSky Technology Ltd. Class H	7,000	9,555
Trip.com Group Ltd.	484	37,076
Tsingtao Brewery Co. Ltd. Class H	6,000	40,872
Unigroup Guoxin Microelectronics Co. Ltd. Class A	979	12,405
Vipshop Holdings Ltd. ADR	3,858	75,771
Wanhua Chemical Group Co. Ltd. Class A	1,000	9,341
Want Want China Holdings Ltd.	180,000	122,384
Weichai Power Co. Ltd. Class H	5,000	8,965
Wens Foodstuff Group Co. Ltd. Class A	10,500	27,416
Western Securities Co. Ltd. Class A	3,900	4,695
Wintime Energy Group Co. Ltd. Class A	3,200	732
Wuhan Guide Infrared Co. Ltd. Class A (b)	8,700	15,075
Wuliangye Yibin Co. Ltd. Class A	2,900	49,428
WuXi AppTec Co. Ltd. Class A	3,400	53,442
WuXi AppTec Co. Ltd. Class H (a) (d)	1,620	24,715
Wuxi Biologics Cayman, Inc. (b) (d)	2,000	10,534
Xiaomi Corp. Class B (b) (d)	13,000	90,227
Xinjiang Daqo New Energy Co. Ltd. Class A (b)	4,502	18,147
Yadea Group Holdings Ltd. (d)	3,130	5,580
Yankuang Energy Group Co. Ltd. Class H (a)	13,000	17,009
Yealink Network Technology Corp. Ltd. Class A	2,770	14,380
Yum China Holdings, Inc.	715	31,337
Security Description	Shares	Value
Yunnan Baiyao Group Co. Ltd. Class A	1,040	$8,281
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	600	16,566
Zhejiang Dahua Technology Co. Ltd. Class A	1,500	4,241
Zhejiang Expressway Co. Ltd. Class H	21,320	19,702
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,200	7,662
Zhongji Innolight Co. Ltd. Class A	860	48,708
Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,100	6,051
Zijin Mining Group Co. Ltd. Class A	5,800	23,957
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	1,347	1,514
ZTE Corp. Class A	6,600	42,263
ZTE Corp. Class H (a)	2,280	10,403
ZTO Express Cayman, Inc.	265	5,024
		11,241,650
COLOMBIA — 0.0% *
Grupo Cibest SA	509	7,864
Interconexion Electrica SA ESP	969	5,780
		13,644
CZECH REPUBLIC — 0.2%
CEZ AS	1,133	70,426
Moneta Money Bank AS (d)	1,864	14,890
		85,316
EGYPT — 0.3%
Commercial International Bank - Egypt (CIB)	24,160	50,996
Commercial International Bank - Egypt (CIB) GDR	15,529	31,369
Eastern Co. SAE	17,695	15,753
Talaat Moustafa Group	6,206	7,377
		105,495
GREECE — 1.0%
Alpha Bank SA	8,470	35,967
Eurobank Ergasias Services & Holdings SA Class A	8,183	31,557
FF Group (b) (e)	491	—
Hellenic Telecommunications Organization SA	5,845	110,710
Jumbo SA	2,060	70,727
National Bank of Greece SA	3,429	49,819
OPAP SA	3,916	91,428
Piraeus Financial Holdings SA	3,083	26,133
		416,341
HONG KONG — 0.0% *
China Common Rich Renewable Energy Investments Ltd. (b) (e)	598,000	—
China Huishan Dairy Holdings Co. Ltd. (b) (e)	1,072,393	—
Orient Overseas International Ltd.	500	8,116

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Sino Biopharmaceutical Ltd.	8,000	$8,370
		16,486
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	4,738	38,558
OTP Bank Nyrt	763	66,028
Richter Gedeon Nyrt	1,188	36,228
		140,814
INDIA — 18.8%
ABB India Ltd.	548	31,991
Adani Ports & Special Economic Zone Ltd.	612	9,674
Adani Power Ltd. (b)	5,950	9,693
Ambuja Cements Ltd.	626	4,018
APL Apollo Tubes Ltd.	268	5,089
Apollo Hospitals Enterprise Ltd.	746	62,250
Asian Paints Ltd.	5,495	145,438
Astral Ltd.	1,362	20,960
Aurobindo Pharma Ltd.	1,051	12,830
Avenue Supermarts Ltd. (b) (d)	642	32,360
Axis Bank Ltd.	4,544	57,913
Bajaj Auto Ltd.	881	86,112
Bajaj Finance Ltd.	1,360	15,300
Bajaj Finserv Ltd.	391	8,836
Balkrishna Industries Ltd.	452	11,682
Bank of Baroda	4,269	12,431
Bharat Electronics Ltd.	36,878	167,779
Bharat Petroleum Corp. Ltd.	8,289	31,709
Bharti Airtel Ltd.	10,067	212,976
Bosch Ltd.	113	48,547
Britannia Industries Ltd.	2,054	138,593
BSE Ltd.	1,817	41,751
CG Power & Industrial Solutions Ltd.	6,648	55,478
Cipla Ltd.	8,900	150,688
Coal India Ltd.	23,194	101,865
Colgate-Palmolive India Ltd.	2,873	71,912
Cummins India Ltd.	1,498	66,246
Dabur India Ltd.	10,232	56,617
Divi's Laboratories Ltd.	629	40,306
Dixon Technologies India Ltd.	408	75,002
Dr. Reddy's Laboratories Ltd.	6,715	92,547
Dr. Reddy's Laboratories Ltd. ADR	4,578	64,000
Eicher Motors Ltd.	1,766	139,339
Eternal Ltd. (b)	9,983	36,598
FSN E-Commerce Ventures Ltd. (b)	8,438	22,084
GAIL India Ltd. GDR	861	9,902
Godrej Consumer Products Ltd.	597	7,846
Grasim Industries Ltd.	576	17,885
Havells India Ltd.	2,121	35,880
HCL Technologies Ltd.	17,342	270,534
HDFC Asset Management Co. Ltd. (d)	1,164	72,530
HDFC Bank Ltd.	26,974	288,914
HDFC Life Insurance Co. Ltd. (d)	1,412	12,030
Hero MotoCorp Ltd.	1,272	78,400
Security Description	Shares	Value
Hindalco Industries Ltd.	2,803	$24,054
Hindustan Aeronautics Ltd.	2,110	112,797
Hindustan Petroleum Corp. Ltd.	3,431	17,134
Hindustan Unilever Ltd.	10,879	308,081
Hyundai Motor India Ltd.	1,844	53,674
ICICI Bank Ltd.	3,822	58,026
ICICI Bank Ltd. ADR	1,869	56,500
ICICI Lombard General Insurance Co. Ltd. (d)	2,561	54,509
Indian Hotels Co. Ltd.	4,430	35,938
Indian Oil Corp. Ltd.	13,015	21,957
Indian Railway Catering & Tourism Corp. Ltd.	3,037	23,957
Indus Towers Ltd. (b)	13,198	50,970
IndusInd Bank Ltd. (b)	2,161	17,902
Infosys Ltd.	25,475	413,677
Infosys Ltd. ADR (a)	19,138	311,375
InterGlobe Aviation Ltd. (d)	262	16,508
ITC Ltd.	45,506	205,802
Jio Financial Services Ltd.	5,450	17,997
JSW Steel Ltd.	1,476	18,996
Jubilant Foodworks Ltd.	1,848	12,850
Kotak Mahindra Bank Ltd.	3,201	71,841
Larsen & Toubro Ltd.	20	824
Larsen & Toubro Ltd. GDR	572	23,681
LTIMindtree Ltd. (d)	1,828	106,184
Lupin Ltd.	2,621	56,421
Mahindra & Mahindra Ltd.	57	2,200
Mahindra & Mahindra Ltd. GDR	772	29,645
Mankind Pharma Ltd.	905	24,826
Marico Ltd.	12,873	101,112
Maruti Suzuki India Ltd.	633	114,275
Max Healthcare Institute Ltd.	1,417	17,790
Mphasis Ltd.	1,210	36,179
MRF Ltd.	53	87,043
Nestle India Ltd.	13,160	170,879
NMDC Ltd.	28,359	24,386
NTPC Ltd.	7,062	27,078
Oil & Natural Gas Corp. Ltd.	10,400	28,053
Oracle Financial Services Software Ltd.	318	30,096
Page Industries Ltd.	156	71,483
Persistent Systems Ltd.	1,824	99,069
Petronet LNG Ltd.	10,328	32,430
PI Industries Ltd.	1,177	46,576
Pidilite Industries Ltd.	6,826	112,859
Polycab India Ltd.	575	47,184
Power Finance Corp. Ltd.	3,232	14,934
Power Grid Corp. of India Ltd.	8,593	27,123
REC Ltd.	1,947	8,176
Reliance Industries Ltd.	4,897	75,229
Reliance Industries Ltd. GDR (d)	1,324	80,764
SBI Life Insurance Co. Ltd. (d)	286	5,768
Shree Cement Ltd.	12	3,955
Shriram Finance Ltd.	991	6,877
Siemens Ltd.	81	2,855

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Solar Industries India Ltd.	286	$42,925
SRF Ltd.	430	13,675
State Bank of India	1,186	11,654
State Bank of India GDR	304	29,883
Sun Pharmaceutical Industries Ltd.	5,946	106,767
Supreme Industries Ltd.	677	32,174
Tata Consultancy Services Ltd.	15,808	514,252
Tata Elxsi Ltd.	1,061	62,461
Tata Motors Ltd.	2,396	18,355
Tata Power Co. Ltd.	1,569	6,868
Tata Steel Ltd.	9,344	17,761
Tata Steel Ltd. GDR	692	13,183
Tech Mahindra Ltd.	4,737	74,708
Titan Co. Ltd.	4,449	168,713
Torrent Pharmaceuticals Ltd.	3,153	127,954
Trent Ltd.	322	16,963
TVS Motor Co. Ltd.	510	19,752
UltraTech Cement Ltd.	88	12,113
United Spirits Ltd.	2,765	41,240
UPL Ltd.	1,110	8,199
Varun Beverages Ltd.	2,351	11,749
Vedanta Ltd.	2,537	13,310
Wipro Ltd.	29,237	78,822
Yes Bank Ltd. (b)	27,937	6,686
Zydus Lifesciences Ltd.	1,144	12,651
		7,817,852
INDONESIA — 1.2%
Astra International Tbk. PT	54,500	18,886
Bank Central Asia Tbk. PT	752,025	344,086
Bank Mandiri Persero Tbk. PT	70,000	18,482
Bank Negara Indonesia Persero Tbk. PT	21,700	5,339
Bank Rakyat Indonesia Persero Tbk. PT	92,849	21,729
GoTo Gojek Tokopedia Tbk. PT (b)	1,052,000	3,409
Indofood Sukses Makmur Tbk. PT	18,000	7,804
Sumber Alfaria Trijaya Tbk. PT	217,400	25,177
Telkom Indonesia Persero Tbk. PT	116,175	21,332
United Tractors Tbk. PT	21,100	33,900
		500,144
KUWAIT — 1.0%
Kuwait Finance House KSCP	59,950	155,982
Mobile Telecommunications Co. KSCP	12,103	20,399
National Bank of Kuwait SAKP	67,107	233,024
		409,405
LUXEMBOURG — 0.0% *
Reinet Investments SCA	553	16,187
MALAYSIA — 1.8%
AMMB Holdings Bhd.	10,800	14,499
CelcomDigi Bhd.	14,500	12,748
CIMB Group Holdings Bhd.	19,432	33,891
Gamuda Bhd.	13,533	17,782
Hong Leong Bank Bhd.	13,920	67,872
Security Description	Shares	Value
IHH Healthcare Bhd.	66,100	$118,583
IOI Corp. Bhd.	8,100	7,603
Kuala Lumpur Kepong Bhd.	1,231	6,026
Malayan Banking Bhd.	67,740	159,511
Maxis Bhd.	10,500	9,032
MISC Bhd.	10,900	18,907
Mr. DIY Group M Bhd. (d)	89,250	34,780
Nestle Malaysia Bhd.	600	13,718
Petronas Chemicals Group Bhd.	7,800	7,840
Petronas Dagangan Bhd.	3,600	19,623
Public Bank Bhd.	40,455	41,623
QL Resources Bhd.	39,500	40,734
SD Guthrie Bhd.	3,867	4,796
Telekom Malaysia Bhd.	31,659	53,260
Tenaga Nasional Bhd.	20,900	65,652
		748,480
MEXICO — 1.9%
Alfa SAB de CV Class A	18,775	15,034
America Movil SAB de CV	91,194	95,360
Arca Continental SAB de CV (a)	285	2,985
Cemex SAB de CV (a)	44,103	39,454
Coca-Cola Femsa SAB de CV (a)	523	4,335
Fibra Uno Administracion SA de CV REIT	9,612	14,151
Fomento Economico Mexicano SAB de CV (a)	2,161	21,288
Gruma SAB de CV Class B (a)	1,400	25,963
Grupo Aeroportuario del Centro Norte SAB de CV (a)	3,663	47,351
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	66	1,559
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	1,815	58,552
Grupo Bimbo SAB de CV (a)	6,669	23,660
Grupo Carso SAB de CV (a)	628	4,480
Grupo Financiero Banorte SAB de CV Class O	6,166	62,049
Grupo Financiero Inbursa SAB de CV Class O (a)	2,916	8,010
Grupo Mexico SAB de CV (a)	5,043	43,937
Industrias Penoles SAB de CV (a) (b)	396	17,680
Kimberly-Clark de Mexico SAB de CV Class A (a)	1,373	2,901
Promotora y Operadora de Infraestructura SAB de CV (a)	154	2,099
Qualitas Controladora SAB de CV (a)	1,400	12,788
Southern Copper Corp.	830	100,729
Wal-Mart de Mexico SAB de CV (a)	51,774	159,763
		764,128
PERU — 0.5%
Cia de Minas Buenaventura SAA ADR	3,035	73,841

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Credicorp Ltd.	495	$131,809
		205,650
PHILIPPINES — 0.6%
Ayala Corp.	430	3,567
Ayala Land, Inc.	4,800	2,008
Bank of the Philippine Islands	27,647	54,629
BDO Unibank, Inc.	19,529	44,595
International Container Terminal Services, Inc.	4,940	40,029
Jollibee Foods Corp.	8,890	32,688
Manila Electric Co.	6,490	59,101
Metropolitan Bank & Trust Co.	3,206	3,746
PLDT, Inc.	356	6,728
SM Investments Corp.	645	8,146
SM Prime Holdings, Inc.	9,500	3,665
		258,902
POLAND — 0.8%
Bank Polska Kasa Opieki SA	464	22,344
Budimex SA	136	19,089
CD Projekt SA	85	6,338
Dino Polska SA (b) (d)	4,750	57,282
KGHM Polska Miedz SA (b)	359	15,833
LPP SA	2	9,747
mBank SA (b)	113	28,033
ORLEN SA	3,228	76,984
PGE Polska Grupa Energetyczna SA (b)	5,592	16,555
Powszechna Kasa Oszczednosci Bank Polski SA	1,468	28,520
Powszechny Zaklad Ubezpieczen SA	1,173	17,576
Santander Bank Polska SA	86	11,208
		309,509
QATAR — 1.0%
Al Rayan Bank	27,771	18,153
Commercial Bank PSQC	8,863	11,175
Dukhan Bank	17,644	17,184
Industries Qatar QSC	4,898	16,815
Ooredoo QPSC	20,415	76,647
Qatar Electricity & Water Co. QSC	13,024	56,839
Qatar Fuel QSC	11,577	47,949
Qatar Gas Transport Co. Ltd.	10,160	12,836
Qatar Islamic Bank QPSC	6,558	43,048
Qatar National Bank QPSC	24,823	126,672
		427,318
ROMANIA — 0.0% *
NEPI Rockcastle NV	657	5,266
RUSSIA — 0.0%
Alrosa PJSC (e)	72,138	—
Inter RAO UES PJSC (b) (e)	435,055	—
LUKOIL PJSC (b) (e)	3,065	—
Moscow Exchange MICEX-RTS PJSC (b) (e)	5,004	—
Novolipetsk Steel PJSC (b) (e)	6,756	—
Security Description	Shares	Value
PhosAgro PJSC GDR (b) (e)	401	$—
Polyus PJSC (b) (e)	810	—
Polyus PJSC GDR (b) (e)	1,392	—
Rosneft Oil Co. PJSC (b) (e)	15,529	—
Sberbank of Russia PJSC (b) (e)	57,120	—
Severstal PAO GDR (b) (e)	5,724	—
Surgutneftegas PJSC ADR (b) (e)	34,802	—
VTB Bank PJSC (b) (e)	6,467	—
		—
SAUDI ARABIA — 5.4%
ACWA Power Co. (b)	228	13,017
Al Rajhi Bank	5,486	156,818
Alinma Bank	4,481	32,022
Almarai Co. JSC	3,276	43,940
Arab National Bank	2,358	15,537
Arabian Internet & Communications Services Co.	1,120	76,873
Bank AlBilad	1,523	11,712
Bank Al-Jazira (b)	2,226	7,610
Banque Saudi Fransi	3,373	16,055
Bupa Arabia for Cooperative Insurance Co.	1,222	53,732
Co. for Cooperative Insurance	1,499	54,361
Dallah Healthcare Co.	285	11,453
Dar Al Arkan Real Estate Development Co. (b)	5,203	27,665
Dr. Sulaiman Al Habib Medical Services Group Co.	1,947	140,176
Elm Co.	862	205,835
Etihad Etisalat Co.	5,836	105,120
Jarir Marketing Co.	25,357	94,323
Mouwasat Medical Services Co.	1,086	21,328
Nahdi Medical Co.	612	19,420
Riyad Bank	2,932	21,266
SABIC Agri-Nutrients Co.	2,684	85,311
Sahara International Petrochemical Co.	481	2,616
SAL Saudi Logistics Services	268	12,935
Saudi Arabian Mining Co. (b)	831	14,182
Saudi Arabian Oil Co. (d)	86,265	566,328
Saudi Awwal Bank	1,906	16,304
Saudi Basic Industries Corp.	4,627	75,940
Saudi Electricity Co.	10,487	42,477
Saudi National Bank	7,093	74,104
Saudi Tadawul Group Holding Co.	37	2,032
Saudi Telecom Co.	18,700	219,800
Yanbu National Petrochemical Co.	1,527	14,227
		2,254,519
SOUTH AFRICA — 2.6%
Absa Group Ltd.	3,350	35,163
Bid Corp. Ltd.	524	13,129
Bidvest Group Ltd. (a)	854	10,485
Capitec Bank Holdings Ltd.	902	181,629
Clicks Group Ltd.	2,461	50,274
Discovery Ltd.	655	7,479

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
E Media Holdings Ltd.	514	$54
FirstRand Ltd.	8,758	39,423
Gold Fields Ltd.	8,385	354,350
Harmony Gold Mining Co. Ltd.	736	13,432
Impala Platinum Holdings Ltd.	2,185	27,932
MTN Group Ltd.	3,030	25,466
Naspers Ltd. Class N	127	46,042
Nedbank Group Ltd.	1,277	15,803
Old Mutual Ltd.	18,018	13,942
OUTsurance Group Ltd.	5,456	22,675
Remgro Ltd.	1,226	11,919
Sanlam Ltd.	14,287	69,222
Sasol Ltd. (b)	6,813	42,436
Shoprite Holdings Ltd. (a)	997	15,835
Sibanye Stillwater Ltd. (a) (b)	7,143	20,407
Standard Bank Group Ltd.	3,162	43,325
Valterra Platinum Ltd.	263	18,832
Vodacom Group Ltd.	1,047	8,089
		1,087,343
SOUTH KOREA — 8.6%
Amorepacific Corp.	39	3,400
Celltrion, Inc.	421	52,031
Coway Co. Ltd.	96	6,740
DB Insurance Co. Ltd.	288	28,430
Doosan Bobcat, Inc.	88	3,481
Doosan Enerbility Co. Ltd. (b)	300	13,407
Hana Financial Group, Inc.	1,472	91,485
Hankook Tire & Technology Co. Ltd.	291	7,954
Hanmi Semiconductor Co. Ltd.	327	22,491
Hanwha Aerospace Co. Ltd.	27	21,303
HD Hyundai Co. Ltd.	446	49,398
HD Hyundai Electric Co. Ltd.	225	93,332
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	42	12,303
HMM Co. Ltd.	2,025	28,938
HYBE Co. Ltd.	73	13,840
Hyundai Glovis Co. Ltd.	126	14,854
Hyundai Mobis Co. Ltd.	297	63,187
Hyundai Motor Co.	702	107,573
Hyundai Motor Co. Preference Shares (c)	232	27,531
Hyundai Motor Co. Preference Shares (c)	315	36,618
Industrial Bank of Korea	1,901	26,366
Kakao Corp.	250	10,620
KB Financial Group, Inc.	120	9,878
KB Financial Group, Inc. ADR	1,270	105,296
Kia Corp.	1,143	82,036
Korea Aerospace Industries Ltd.	106	8,159
Korea Electric Power Corp.	1,115	28,649
Korea Electric Power Corp. ADR (a)	2,984	38,941
Korea Investment Holdings Co. Ltd.	180	18,602
Korea Zinc Co. Ltd.	10	6,564
Korean Air Lines Co. Ltd.	393	6,372
Krafton, Inc. (b)	171	35,649
KT&G Corp.	544	51,800
Security Description	Shares	Value
LG Chem Ltd.	213	$42,204
LG Corp.	336	17,242
LG Display Co. Ltd. (b)	3,122	32,064
LG Display Co. Ltd. ADR (b)	1,546	8,070
LG Electronics, Inc.	826	44,507
LG Energy Solution Ltd. (b)	47	11,641
LG H&H Co. Ltd.	37	7,542
LG Uplus Corp.	5,226	57,175
Meritz Financial Group, Inc.	200	16,179
Mirae Asset Securities Co. Ltd.	428	6,513
NAVER Corp.	272	52,052
Orion Corp.	473	34,926
POSCO Holdings, Inc.	294	57,834
POSCO Holdings, Inc. ADR	640	31,494
Posco International Corp.	58	2,003
Samsung Biologics Co. Ltd. (b) (d)	160	113,695
Samsung C&T Corp.	268	35,261
Samsung Electro-Mechanics Co. Ltd.	299	41,236
Samsung Electronics Co. Ltd.	13,058	780,846
Samsung Electronics Co. Ltd. Preference Shares	3,996	189,113
Samsung Fire & Marine Insurance Co. Ltd.	70	22,526
Samsung Heavy Industries Co. Ltd. (b)	100	1,561
Samsung Life Insurance Co. Ltd.	292	32,591
Samsung SDI Co. Ltd.	277	40,473
Samsung SDS Co. Ltd.	780	91,284
Samyang Foods Co. Ltd.	44	47,950
Shinhan Financial Group Co. Ltd.	263	13,271
Shinhan Financial Group Co. Ltd. ADR (a)	1,895	95,451
SK Hynix, Inc.	871	215,725
SK Innovation Co. Ltd.	415	29,726
SK Square Co. Ltd. (b)	200	28,723
SK Telecom Co. Ltd.	1,723	66,683
SK, Inc.	498	74,538
S-Oil Corp. (b)	135	6,004
Woori Financial Group, Inc.	3,638	67,286
Yuhan Corp.	53	4,499
		3,547,116
TAIWAN — 15.9%
Accton Technology Corp.	6,000	205,722
Acer, Inc.	11,258	11,432
Advantech Co. Ltd.	9,220	96,502
ASE Technology Holding Co. Ltd.	7,124	38,334
Asia Cement Corp.	10,200	12,768
Asia Vital Components Co. Ltd.	3,000	96,561
Asustek Computer, Inc.	1,000	22,016
AUO Corp.	18,600	8,330
Catcher Technology Co. Ltd.	15,000	89,819
Cathay Financial Holding Co. Ltd.	17,179	36,976
Chailease Holding Co. Ltd.	1,935	7,079
Chang Hwa Commercial Bank Ltd.	35,876	23,130

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Cheng Shin Rubber Industry Co. Ltd.	6,000	$7,412
China Steel Corp.	16,440	10,464
Chunghwa Telecom Co. Ltd.	49,540	216,996
Compal Electronics, Inc.	27,000	28,703
CTBC Financial Holding Co. Ltd.	26,900	37,864
Delta Electronics, Inc.	2,623	73,497
E Ink Holdings, Inc.	1,000	7,891
E.Sun Financial Holding Co. Ltd.	88,720	97,080
Eclat Textile Co. Ltd.	2,379	34,228
Elite Material Co. Ltd.	3,000	120,579
eMemory Technology, Inc.	1,000	66,113
Evergreen Marine Corp. Taiwan Ltd.	3,626	21,296
Far Eastern New Century Corp.	8,560	7,808
Far EasTone Telecommunications Co. Ltd.	56,449	163,728
Feng TAY Enterprise Co. Ltd.	4,037	16,292
First Financial Holding Co. Ltd.	151,031	147,919
Formosa Chemicals & Fibre Corp.	10,000	9,761
Formosa Plastics Corp.	11,000	13,913
Fortune Electric Co. Ltd.	1,320	25,163
Fubon Financial Holding Co. Ltd.	15,055	43,617
Gigabyte Technology Co. Ltd.	1,000	9,810
Global Unichip Corp.	1,000	43,966
Globalwafers Co. Ltd.	1,000	15,306
Hon Hai Precision Industry Co. Ltd.	32,730	231,960
Hua Nan Financial Holdings Co. Ltd.	82,241	79,872
Innolux Corp.	40,857	19,304
International Games System Co. Ltd.	3,000	77,466
Inventec Corp.	6,000	9,007
Jentech Precision Industrial Co. Ltd.	1,000	79,073
KGI Financial Holding Co. Ltd.	19,493	9,562
Lite-On Technology Corp.	4,952	28,027
Lotes Co. Ltd.	1,000	50,692
MediaTek, Inc.	15,877	685,027
Mega Financial Holding Co. Ltd.	66,385	92,570
Micro-Star International Co. Ltd.	3,000	11,418
Nan Ya Plastics Corp.	12,000	15,533
Nien Made Enterprise Co. Ltd.	2,000	27,856
Novatek Microelectronics Corp.	9,000	125,943
Pegatron Corp.	6,000	13,938
President Chain Store Corp.	18,000	146,466
Quanta Computer, Inc.	27,000	256,907
Realtek Semiconductor Corp.	7,000	126,321
Shanghai Commercial & Savings Bank Ltd.	13,295	18,343
SinoPac Financial Holdings Co. Ltd.	19,327	15,853
Synnex Technology International Corp.	20,900	43,339
Taiwan Business Bank	57,560	29,745
Taiwan Cooperative Financial Holding Co. Ltd.	174,146	140,846
Taiwan High Speed Rail Corp.	33,000	30,425
Taiwan Mobile Co. Ltd.	55,542	198,638
Taiwan Semiconductor Manufacturing Co. Ltd.	38,495	1,648,270
Security Description	Shares	Value
TCC Group Holdings Co. Ltd.	22,019	$17,339
TS Financial Holding Co. Ltd.	39,397	23,267
Unimicron Technology Corp.	3,000	14,912
Uni-President Enterprises Corp.	26,164	67,303
United Microelectronics Corp.	71,000	106,111
Vanguard International Semiconductor Corp.	3,274	10,957
Voltronic Power Technology Corp.	1,000	30,415
Wan Hai Lines Ltd.	1,100	2,682
Wistron Corp.	7,000	32,269
Wiwynn Corp.	1,000	108,767
WPG Holdings Ltd.	17,280	37,476
Yageo Corp.	4,552	25,390
Yang Ming Marine Transport Corp.	7,000	12,173
Yuanta Financial Holding Co. Ltd.	25,480	29,135
Zhen Ding Technology Holding Ltd.	3,000	16,340
		6,615,012
THAILAND — 1.5%
Advanced Info Service PCL	26,522	238,170
Airports of Thailand PCL NVDR	3,270	4,087
Bangkok Dusit Medical Services PCL Class F	74,292	46,999
Bumrungrad Hospital PCL	7,964	43,132
Charoen Pokphand Foods PCL	13,386	9,212
CP ALL PCL	12,461	18,169
Delta Electronics Thailand PCL	29,900	146,248
Gulf Development PCL (b)	2,500	3,356
Kasikornbank PCL	3,400	17,574
Krung Thai Bank PCL	20,768	15,894
Minor International PCL	885	631
Minor International PCL NVDR	2,061	1,469
PTT Exploration & Production PCL	1,228	4,377
PTT PCL	43,760	44,901
SCB X PCL	2,475	9,814
Siam Cement PCL	3,124	22,173
Siam Cement PCL NVDR	1,200	8,517
True Corp. PCL (b)	13,965	4,482
		639,205
TURKEY — 0.8%
Akbank TAS	8,503	12,822
Aselsan Elektronik Sanayi Ve Ticaret AS	18,301	94,629
BIM Birlesik Magazalar AS	1,944	25,293
Eregli Demir ve Celik Fabrikalari TAS	6,625	4,684
Ford Otomotiv Sanayi AS	14,927	35,558
Haci Omer Sabanci Holding AS	5,642	11,778
KOC Holding AS	6,263	26,043
Turk Hava Yollari AO	8,507	64,446
Turkcell Iletisim Hizmetleri AS	7,792	18,337
Turkiye Is Bankasi AS Class C	26,417	8,990
Turkiye Petrol Rafinerileri AS	6,044	27,109
Yapi ve Kredi Bankasi AS (b)	15,885	12,966
		342,655

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
UNITED ARAB EMIRATES — 2.8%
Abu Dhabi Commercial Bank PJSC	8,851	$35,134
Abu Dhabi Islamic Bank PJSC	15,819	93,803
Abu Dhabi National Oil Co. for Distribution PJSC	118,207	122,294
ADNOC Drilling Co. PJSC	46,662	71,524
Adnoc Gas PLC	58,323	56,211
Aldar Properties PJSC	11,560	29,836
Americana Restaurants International PLC - Foreign Co.	34,034	18,254
Dubai Electricity & Water Authority PJSC	59,401	43,827
Dubai Islamic Bank PJSC	60,966	159,013
Emaar Development PJSC	11,046	40,449
Emaar Properties PJSC	15,784	56,080
Emirates NBD Bank PJSC	16,378	108,354
Emirates Telecommunications Group Co. PJSC	32,383	166,103
First Abu Dhabi Bank PJSC	21,359	90,949
Multiply Group PJSC (b)	13,395	10,612
Salik Co. PJSC	23,994	39,261
		1,141,704
UNITED KINGDOM — 0.1%
Anglogold Ashanti PLC	481	33,833
UNITED STATES — 0.2%
JBS NV Class A (b)	1,849	27,606
Legend Biotech Corp. ADR (a) (b)	1,235	40,273
		67,879
TOTAL COMMON STOCKS (Cost $31,382,065)		41,235,540
PREFERRED STOCKS — 0.1%
COLOMBIA — 0.1%
Grupo Cibest SA Preference Shares 8.86%	1,938	25,269
INDIA — 0.0% *
TVS Motor Co. Ltd. 6.00% (b)	2,040	230
TOTAL PREFERRED STOCKS (Cost $15,770)		25,499
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (f) (g)	174,489	174,489
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	980,338	$980,338
TOTAL SHORT-TERM INVESTMENTS (Cost $1,154,827)		1,154,827
TOTAL INVESTMENTS — 102.2% (Cost $32,552,662)		42,415,866
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(908,497)
NET ASSETS — 100.0%		$41,507,369
(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.5% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$40,602,144	$633,396	$0(a)	$41,235,540
Preferred Stocks	25,269	230	—	25,499
Short-Term Investments	1,154,827	—	—	1,154,827
TOTAL INVESTMENTS	$41,782,240	$633,626	$0	$42,415,866
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2025.
Sector Breakdown as of September 30, 2025

% of Net Assets
Information Technology	23.6%
Financials	22.1
Consumer Discretionary	11.0
Communication Services	9.3
Consumer Staples	8.0
Industrials	5.8
Materials	5.6
Energy	5.5
Health Care	4.4
Utilities	3.3
Real Estate	0.8
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	235,338	$235,338	$3,675,987	$3,736,836	$—	$—	174,489	$174,489	$6,498
State Street Navigator Securities Lending Portfolio II	968,632	968,632	8,947,161	8,935,455	—	—	980,338	980,338	4,213
Total		$1,203,970	$12,623,148	$12,672,291	$—	$—		$1,154,827	$10,711
See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 98.4%
ARGENTINA — 0.1%
Vista Energy SAB de CV ADR (a)	100	$3,440
BRAZIL — 6.5%
Allos SA	300	1,455
Ambev SA	3,000	6,811
Auren Energia SA	500	964
Azzas 2154 SA	100	566
B3 SA - Brasil Bolsa Balcao	4,200	10,568
Banco Bradesco SA	500	1,430
Banco Bradesco SA Preference Shares	4,000	13,287
Banco BTG Pactual SA	900	8,156
Banco do Brasil SA	1,700	7,051
Banco do Estado do Rio Grande do Sul SA Preference Shares	500	1,122
Banco Pan SA Preference Shares	600	877
Banco Santander Brasil SA	300	1,656
BB Seguridade Participacoes SA	300	1,874
Bradespar SA Preference Shares	300	954
Braskem SA Preference Shares (a)	300	370
Brava Energia (a)	300	1,013
Caixa Seguridade Participacoes SA	400	1,135
Centrais Eletricas Brasileiras SA	800	7,889
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	400	9,927
Cia de Saneamento de Minas Gerais Copasa MG	300	1,943
Cia De Sanena Do Parana	200	1,391
Cia Energetica de Minas Gerais	400	1,088
Cia Energetica de Minas Gerais Preference Shares	1,300	2,722
Cia Paranaense de Energia - Copel	800	1,815
Cia Paranaense de Energia - Copel Class B, Preference Shares	700	1,693
Cia Siderurgica Nacional SA	500	742
Cosan SA (a)	1,000	1,159
Cury Construtora e Incorporadora SA	200	1,298
Cyrela Brazil Realty SA Empreendimentos e Participacoes	300	1,729
Dexco SA	700	762
Direcional Engenharia SA	600	1,822
Embraer SA	500	7,538
Energisa SA	300	2,865
Eneva SA (a)	1,144	3,555
Engie Brasil Energia SA	100	764
Equatorial Energia SA	702	4,871
Fleury SA	400	1,212
Gerdau SA Preference Shares	1,100	3,431
GPS Participacoes e Empreendimentos SA (b)	400	1,420
Grupo Mateus SA	700	914
Hapvida Participacoes e Investimentos SA (a) (b)	246	1,656
Hypera SA	300	1,280
Iguatemi SA	300	1,379
Security Description	Shares	Value
Inter & Co., Inc. BDR	148	$1,375
Itau Unibanco Holding SA Preference Shares	3,740	27,438
Itausa SA Preference Shares	4,151	8,940
Klabin SA	700	2,371
Localiza Rent a Car SA	700	5,185
Lojas Renner SA	880	2,500
M Dias Branco SA	200	1,079
Magazine Luiza SA	400	721
Marcopolo SA Preference Shares	800	1,338
MBRF Global Foods Co. SA	400	1,459
Metalurgica Gerdau SA Preference Shares	600	1,073
Motiva Infraestrutura de Mobilidade SA	700	1,956
Multiplan Empreendimentos Imobiliarios SA	200	1,092
Natura Cosmeticos SA (a)	700	1,229
Neoenergia SA	300	1,617
NU Holdings Ltd. Class A (a)	1,900	30,419
Pagseguro Digital Ltd. Class A	200	2,000
Petroleo Brasileiro SA - Petrobras	2,800	17,760
Petroleo Brasileiro SA - Petrobras Preference Shares	3,100	18,313
Petroreconcavo SA	300	710
Porto Seguro SA	200	1,872
PRIO SA (a)	600	4,296
Raia Drogasil SA	800	2,767
Rede D'Or Sao Luiz SA (b)	800	6,321
Rumo SA	1,000	2,999
Sao Martinho SA	200	652
Sendas Distribuidora SA	1,100	1,964
SLC Agricola SA	300	924
Smartfit Escola de Ginastica e Danca SA	305	1,528
StoneCo Ltd. Class A (a)	200	3,782
Suzano SA	600	5,622
Telefonica Brasil SA	560	3,583
TIM SA	600	2,648
TOTVS SA	400	3,450
Ultrapar Participacoes SA	600	2,475
Unipar Carbocloro SA Preference Shares	100	1,329
Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares (a)	900	715
Vale SA	2,700	29,192
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	700	453
Vibra Energia SA	900	4,156
Vivara Participacoes SA	200	1,073
VTEX Class A (a)	200	876
WEG SA	1,100	7,558
Wilson Sons SA	300	1,028
XP, Inc. BDR	274	5,170
		351,162

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
CAYMAN ISLANDS — 0.0% *
Patria Investments Ltd. Class A	100	$1,460
CHILE — 0.8%
Aguas Andinas SA Class A	3,226	1,225
Banco de Chile	30,901	4,692
Banco de Credito e Inversiones SA	62	2,740
Banco Itau Chile SA	89	1,370
Banco Santander Chile	45,128	2,989
Cencosud SA	922	2,623
Cencosud Shopping SA	578	1,293
Cia Cervecerias Unidas SA	172	1,057
Cia Sud Americana de Vapores SA	14,286	747
Colbun SA	7,692	1,216
Embotelladora Andina SA Preference Shares	311	1,225
Empresas CMPC SA	861	1,269
Empresas Copec SA	272	1,991
Enel Americas SA	12,899	1,301
Enel Chile SA	20,038	1,550
Falabella SA	598	3,545
Latam Airlines Group SA	138,950	3,157
Parque Arauco SA	592	1,499
Quinenco SA	286	1,264
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares (a)	109	4,703
Vina Concha y Toro SA	813	891
		42,347
COLOMBIA — 0.2%
Cementos Argos SA	461	1,248
Ecopetrol SA	3,564	1,629
Grupo Argos SA	7	32
Grupo Cibest SA	206	3,182
Interconexion Electrica SA ESP	357	2,130
		8,221
CZECH REPUBLIC — 0.3%
CEZ AS	129	8,019
Komercni Banka AS	61	3,061
Moneta Money Bank AS (b)	406	3,243
		14,323
EGYPT — 0.2%
Commercial International Bank - Egypt (CIB)	1,942	4,099
Eastern Co. SAE	2,128	1,894
EFG Holding SAE (a)	2,041	1,143
Talaat Moustafa Group	848	1,008
U Consumer Finance (a)	613	98
		8,242
GREECE — 0.9%
Aegean Airlines SA	82	1,289
Alpha Bank SA	1,669	7,087
Eurobank Ergasias Services & Holdings SA Class A	1,935	7,462
GEK Terna SA	51	1,339
Security Description	Shares	Value
Hellenic Telecommunications Organization SA	141	$2,671
Jumbo SA	88	3,021
LAMDA Development SA (a)	128	1,167
Motor Oil Hellas Corinth Refineries SA	58	1,749
National Bank of Greece SA	432	6,276
OPAP SA	134	3,129
Optima bank SA	216	2,142
Piraeus Financial Holdings SA	800	6,781
Public Power Corp. SA	183	3,015
Star Bulk Carriers Corp.	100	1,859
Tsakos Energy Navigation Ltd.	100	2,222
		51,209
HUNGARY — 0.4%
Magyar Telekom Telecommunications PLC	344	1,841
MOL Hungarian Oil & Gas PLC	320	2,604
OTP Bank Nyrt	168	14,538
Richter Gedeon Nyrt	97	2,958
		21,941
INDIA — 27.7%
360 ONE WAM Ltd.	227	2,618
Aarti Industries Ltd.	365	1,541
ABB India Ltd.	49	2,861
ACC Ltd.	92	1,891
Adani Energy Solutions Ltd. (a)	266	2,613
Adani Enterprises Ltd.	215	6,068
Adani Green Energy Ltd. (a)	280	3,238
Adani Ports & Special Economic Zone Ltd.	523	8,267
Adani Power Ltd. (a)	3,515	5,726
Adani Total Gas Ltd.	272	1,916
Aditya Birla Fashion & Retail Ltd. (a)	608	579
Aditya Birla Lifestyle Brands Ltd. (a)	608	910
Aditya Birla Real Estate Ltd.	74	1,408
Affle 3i Ltd. (a)	153	3,356
AIA Engineering Ltd.	49	1,685
Ajanta Pharma Ltd.	66	1,789
Alkem Laboratories Ltd.	36	2,200
Amara Raja Energy & Mobility Ltd.	164	1,827
Amber Enterprises India Ltd. (a)	44	4,009
Ambuja Cements Ltd.	667	4,282
Anant Raj Ltd.	295	2,320
Angel One Ltd.	82	1,969
Apar Industries Ltd.	22	2,028
APL Apollo Tubes Ltd.	166	3,152
Apollo Hospitals Enterprise Ltd.	73	6,092
Apollo Tyres Ltd.	389	2,072
Ashok Leyland Ltd.	3,268	5,251
Asian Paints Ltd.	309	8,178
Astral Ltd.	144	2,216
Atul Ltd.	27	1,843
AU Small Finance Bank Ltd. (b)	338	2,784
Aurobindo Pharma Ltd.	211	2,576

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Avenue Supermarts Ltd. (a) (b)	108	$5,444
Axis Bank Ltd.	1,683	21,450
AXISCADES Technologies Ltd. (a)	138	2,478
Bajaj Auto Ltd.	53	5,180
Bajaj Finance Ltd.	1,960	22,051
Bajaj Finserv Ltd.	250	5,649
Bajaj Holdings & Investment Ltd.	26	3,586
Balkrishna Industries Ltd.	74	1,913
Bandhan Bank Ltd. (b)	1,096	2,002
Bank of Baroda	985	2,868
BASF India Ltd.	27	1,337
Bata India Ltd.	150	1,968
Berger Paints India Ltd.	345	2,002
Bharat Electronics Ltd.	3,037	13,817
Bharat Forge Ltd.	244	3,332
Bharat Heavy Electricals Ltd.	1,325	3,558
Bharat Petroleum Corp. Ltd.	1,525	5,834
Bharti Airtel Ltd.	1,962	41,508
Biocon Ltd.	654	2,512
Birlasoft Ltd.	360	1,431
Blue Star Ltd.	150	3,178
Bosch Ltd.	8	3,437
Brigade Enterprises Ltd.	171	1,726
Britannia Industries Ltd.	72	4,858
Canara Bank	2,105	2,933
Carborundum Universal Ltd.	155	1,614
Cartrade Tech Ltd. (a)	127	3,505
Castrol India Ltd.	875	1,967
Cello World Ltd.	237	1,538
CESC Ltd.	1,064	1,941
CG Power & Industrial Solutions Ltd.	595	4,965
Chambal Fertilisers & Chemicals Ltd.	391	2,249
Cholamandalam Financial Holdings Ltd.	102	2,165
Cholamandalam Investment & Finance Co. Ltd.	338	6,132
Cipla Ltd.	393	6,654
CMS Info Systems Ltd.	362	1,522
Coal India Ltd.	1,749	7,681
Cochin Shipyard Ltd. (b)	125	2,519
Coforge Ltd.	325	5,824
Cohance Lifesciences Ltd. (a)	178	1,762
Colgate-Palmolive India Ltd.	98	2,453
Computer Age Management Services Ltd.	58	2,455
Concord Biotech Ltd.	108	2,004
Container Corp. of India Ltd.	291	1,723
Coromandel International Ltd.	128	3,241
Crompton Greaves Consumer Electricals Ltd.	763	2,503
Cummins India Ltd.	132	5,837
Cyient Ltd.	112	1,446
Dabur India Ltd.	435	2,407
Dalmia Bharat Ltd.	109	2,734
Deepak Nitrite Ltd.	91	1,881
Delhivery Ltd. (a)	511	2,590
Security Description	Shares	Value
Divi's Laboratories Ltd.	91	$5,831
Dixon Technologies India Ltd.	35	6,434
DLF Ltd.	554	4,449
Dr. Lal PathLabs Ltd. (b)	63	2,212
Dr. Reddy's Laboratories Ltd.	415	5,720
Eicher Motors Ltd.	110	8,679
EID Parry India Ltd. (a)	246	2,841
Elgi Equipments Ltd.	316	1,716
Emami Ltd.	286	1,734
Embassy Office Parks REIT	549	2,609
Escorts Kubota Ltd.	51	1,980
Eternal Ltd. (a)	5,174	18,968
Exide Industries Ltd.	511	2,249
Federal Bank Ltd.	1,629	3,540
Finolex Cables Ltd.	151	1,390
Firstsource Solutions Ltd.	685	2,537
Five-Star Business Finance Ltd.	259	1,565
Force Motors Ltd.	13	2,459
Fortis Healthcare Ltd.	538	5,876
FSN E-Commerce Ventures Ltd. (a)	1,314	3,439
GAIL India Ltd.	2,094	4,158
GE Vernova T&D India Ltd.	127	4,235
GlaxoSmithKline Pharmaceuticals Ltd.	78	2,337
Glenmark Pharmaceuticals Ltd.	140	3,079
GMR Airports Ltd. (a)	3,106	3,050
Godfrey Phillips India Ltd.	61	2,325
Godrej Consumer Products Ltd.	299	3,930
Godrej Properties Ltd. (a)	110	2,439
Grasim Industries Ltd.	243	7,545
Great Eastern Shipping Co. Ltd.	178	1,992
Grindwell Norton Ltd.	89	1,592
Gujarat Fluorochemicals Ltd.	50	2,088
Happiest Minds Technologies Ltd.	265	1,584
Havells India Ltd.	222	3,756
HCL Technologies Ltd.	772	12,043
HDFC Asset Management Co. Ltd. (b)	89	5,546
HDFC Bank Ltd.	8,182	87,636
HDFC Life Insurance Co. Ltd. (b)	749	6,381
Hero MotoCorp Ltd.	107	6,595
HFCL Ltd.	1,443	1,184
Himadri Speciality Chemical Ltd.	321	1,593
Hindalco Industries Ltd.	1,085	9,311
Hindustan Aeronautics Ltd.	162	8,660
Hindustan Copper Ltd.	614	2,278
Hindustan Petroleum Corp. Ltd.	780	3,895
Hindustan Unilever Ltd.	626	17,728
Hitachi Energy India Ltd.	15	3,041
Honeywell Automation India Ltd.	5	2,033
ICICI Bank Ltd.	3,773	57,282
ICICI Lombard General Insurance Co. Ltd. (b)	197	4,193
ICICI Prudential Life Insurance Co. Ltd. (b)	341	2,286
IDFC First Bank Ltd.	6,825	5,363
Indian Bank	407	3,441

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Indian Energy Exchange Ltd. (b)	1,026	$1,608
Indian Hotels Co. Ltd.	768	6,230
Indian Oil Corp. Ltd.	2,843	4,796
Indian Railway Catering & Tourism Corp. Ltd.	306	2,414
Indian Railway Finance Corp. Ltd. (b)	1,559	2,169
Indian Renewable Energy Development Agency Ltd. (a)	929	1,556
Indraprastha Gas Ltd.	766	1,799
Indus Towers Ltd. (a)	1,111	4,291
IndusInd Bank Ltd. (a)	426	3,529
Info Edge India Ltd.	345	5,087
Infosys Ltd.	2,654	43,097
Inox Wind Ltd. (a)	953	1,505
InterGlobe Aviation Ltd. (b)	133	8,380
Ipca Laboratories Ltd.	144	2,172
ITC Hotels Ltd. (a)	202	517
ITC Ltd.	2,029	9,176
JB Chemicals & Pharmaceuticals Ltd.	117	2,253
Jindal Stainless Ltd.	296	2,460
Jindal Steel Ltd.	306	3,666
Jio Financial Services Ltd.	2,592	8,559
JK Cement Ltd.	53	3,761
JSW Energy Ltd.	455	2,720
JSW Steel Ltd.	667	8,584
Jubilant Foodworks Ltd.	333	2,316
Kajaria Ceramics Ltd.	145	1,906
Kalpataru Projects International Ltd.	159	2,247
Kalyan Jewellers India Ltd.	325	1,663
Kaynes Technology India Ltd. (a)	39	3,098
KEC International Ltd.	204	2,006
KEI Industries Ltd.	65	2,974
Kotak Mahindra Bank Ltd.	793	17,797
KPIT Technologies Ltd.	187	2,312
Krishna Institute of Medical Sciences Ltd. (a) (b)	385	3,036
L&T Technology Services Ltd. (b)	40	1,853
Larsen & Toubro Ltd.	483	19,905
Laurus Labs Ltd. (b)	457	4,333
LIC Housing Finance Ltd.	335	2,132
Life Insurance Corp. of India	214	2,170
Linde India Ltd.	25	1,759
Lloyds Metals & Energy Ltd.	218	3,008
Lodha Developers Ltd. (b)	249	3,185
LTIMindtree Ltd. (b)	77	4,473
Lupin Ltd.	204	4,391
Mahindra & Mahindra Financial Services Ltd.	727	2,254
Mahindra & Mahindra Ltd.	683	26,362
MakeMyTrip Ltd. (a)	100	9,360
Mankind Pharma Ltd.	86	2,359
Marico Ltd.	369	2,898
Maruti Suzuki India Ltd.	96	17,331
Max Financial Services Ltd. (a)	254	4,508
Max Healthcare Institute Ltd.	601	7,545
Mazagon Dock Shipbuilders Ltd.	102	3,172
Security Description	Shares	Value
Motherson Sumi Wiring India Ltd.	4,560	$2,348
Mphasis Ltd.	123	3,678
MRF Ltd.	2	3,285
Multi Commodity Exchange of India Ltd.	37	3,249
Muthoot Finance Ltd.	109	3,778
Natco Pharma Ltd.	153	1,371
National Aluminium Co. Ltd.	1,004	2,418
Navin Fluorine International Ltd.	59	3,071
NBCC India Ltd.	1,782	2,149
NCC Ltd.	704	1,646
Nestle India Ltd.	418	5,428
NHPC Ltd.	2,783	2,706
Nippon Life India Asset Management Ltd. (b)	313	3,061
NMDC Ltd.	3,246	2,791
NTPC Ltd.	3,517	13,486
Oberoi Realty Ltd.	132	2,352
Oil & Natural Gas Corp. Ltd.	2,985	8,052
Oil India Ltd.	507	2,363
One 97 Communications Ltd. (a)	308	3,898
Oracle Financial Services Software Ltd.	26	2,461
Page Industries Ltd.	7	3,208
Patanjali Foods Ltd.	378	2,451
PB Fintech Ltd. (a)	289	5,540
Persistent Systems Ltd.	104	5,649
Petronet LNG Ltd.	651	2,044
Phoenix Mills Ltd.	181	3,171
PI Industries Ltd.	67	2,651
Pidilite Industries Ltd.	228	3,770
Piramal Pharma Ltd.	935	2,013
Polycab India Ltd.	46	3,775
Poonawalla Fincorp Ltd. (a)	534	2,993
Power Finance Corp. Ltd.	1,169	5,401
Power Grid Corp. of India Ltd.	3,167	9,996
Prestige Estates Projects Ltd.	169	2,874
Procter & Gamble Hygiene & Health Care Ltd.	10	1,593
Punjab National Bank	2,283	2,901
PVR Inox Ltd. (a)	130	1,574
Radico Khaitan Ltd.	103	3,350
Rail Vikas Nigam Ltd.	502	1,919
REC Ltd.	1,016	4,267
Redington Ltd.	1,150	3,671
Reliance Industries Ltd.	5,026	77,211
Reliance Power Ltd. (a)	4,186	2,091
Safari Industries India Ltd.	88	2,169
Samvardhana Motherson International Ltd.	3,693	4,394
SBI Cards & Payment Services Ltd.	278	2,746
SBI Life Insurance Co. Ltd. (b)	346	6,978
Schaeffler India Ltd.	54	2,560
Shree Cement Ltd.	8	2,637
Shriram Finance Ltd.	1,110	7,702
Siemens Ltd.	73	2,573

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
SKF India Ltd.	39	$2,071
Solar Industries India Ltd.	24	3,602
Sona Blw Precision Forgings Ltd. (b)	438	2,031
Sonata Software Ltd.	337	1,314
SRF Ltd.	131	4,166
Star Health & Allied Insurance Co. Ltd. (a)	354	1,781
State Bank of India	1,280	12,577
Steel Authority of India Ltd.	1,520	2,302
Sun Pharmaceutical Industries Ltd.	723	12,982
Sundaram Finance Ltd.	61	3,031
Sundram Fasteners Ltd.	153	1,720
Supreme Industries Ltd.	59	2,804
Suzlon Energy Ltd. (a)	8,774	5,440
Swiggy Ltd. (a)	1,229	5,854
Syngene International Ltd. (b)	235	1,649
Tata Chemicals Ltd.	189	1,958
Tata Communications Ltd.	99	1,799
Tata Consultancy Services Ltd.	728	23,683
Tata Consumer Products Ltd.	437	5,558
Tata Elxsi Ltd.	37	2,178
Tata Motors Ltd.	1,400	10,725
Tata Power Co. Ltd.	1,289	5,642
Tata Steel Ltd.	4,960	9,428
Tata Technologies Ltd.	196	1,478
Tech Mahindra Ltd.	508	8,012
Tejas Networks Ltd. (b)	181	1,193
Thermax Ltd.	43	1,535
Timken India Ltd.	56	1,898
Titan Co. Ltd.	325	12,325
Torrent Pharmaceuticals Ltd.	64	2,597
Torrent Power Ltd.	150	2,059
Trent Ltd.	145	7,639
Tube Investments of India Ltd.	91	3,174
TVS Motor Co. Ltd.	199	7,707
UltraTech Cement Ltd.	86	11,838
Union Bank of India Ltd.	1,761	2,747
United Breweries Ltd.	99	2,008
United Spirits Ltd.	220	3,281
UNO Minda Ltd.	213	3,116
UPL Ltd.	524	3,870
Varun Beverages Ltd.	920	4,597
Vedant Fashions Ltd.	158	1,228
Vedanta Ltd.	1,250	6,558
Vodafone Idea Ltd. (a)	21,282	1,949
Voltas Ltd.	210	3,201
Whirlpool of India Ltd.	94	1,261
Wipro Ltd.	2,350	6,336
Yes Bank Ltd. (a)	16,964	4,060
Zydus Lifesciences Ltd.	245	2,709
		1,504,272
INDONESIA — 2.3%
AKR Corporindo Tbk. PT	10,000	726
Alamtri Resources Indonesia Tbk. PT	10,500	1,065
Amman Mineral Internasional PT (a)	4,900	2,124
Aneka Tambang Tbk. PT	11,100	2,105
Security Description	Shares	Value
Astra International Tbk. PT	14,200	$4,921
Bank Central Asia Tbk. PT	39,500	18,073
Bank Jago Tbk. PT (a)	5,600	716
Bank Mandiri Persero Tbk. PT	33,300	8,792
Bank Negara Indonesia Persero Tbk. PT	11,100	2,731
Bank Rakyat Indonesia Persero Tbk. PT	52,800	12,356
Bank Syariah Indonesia Tbk. PT	5,600	870
Bank Tabungan Negara Persero Tbk. PT	11,100	856
Barito Pacific Tbk. PT (a)	20,800	4,680
Barito Renewables Energy Tbk. PT	12,100	6,807
Bukit Asam Tbk. PT	5,600	790
Bumi Resources Minerals Tbk. PT (a)	100,000	5,040
Bumi Resources Tbk. PT (a)	168,400	1,506
Bumi Serpong Damai Tbk. PT (a)	12,500	795
Bumitama Agri Ltd.	1,800	1,578
Chandra Asri Pacific Tbk. PT	5,100	2,364
Charoen Pokphand Indonesia Tbk. PT	5,300	1,482
Ciputra Development Tbk. PT	12,500	698
Dayamitra Telekomunikasi PT	25,000	870
Dian Swastatika Sentosa Tbk. PT (a)	1,000	6,373
Elang Mahkota Teknologi Tbk. PT	34,200	2,575
GoTo Gojek Tokopedia Tbk. PT (a)	766,100	2,482
Gudang Garam Tbk. PT	1,000	839
Indah Kiat Pulp & Paper Tbk. PT	2,000	882
Indo Tambangraya Megah Tbk. PT	200	274
Indocement Tunggal Prakarsa Tbk. PT	2,200	861
Indofood CBP Sukses Makmur Tbk. PT	1,600	910
Indofood Sukses Makmur Tbk. PT	200	87
Indosat Tbk. PT	6,800	714
Japfa Comfeed Indonesia Tbk. PT	9,100	1,070
Jasa Marga Persero Tbk. PT	2,900	606
Kalbe Farma Tbk. PT	14,500	983
Mayora Indah Tbk. PT	5,900	719
Medikaloka Hermina Tbk. PT	12,500	1,260
Merdeka Copper Gold Tbk. PT (a)	8,400	1,064
Mitra Adiperkasa Tbk. PT	10,000	675
Mitra Keluarga Karyasehat Tbk. PT	5,300	782
Pabrik Kertas Tjiwi Kimia Tbk. PT	2,100	879
Pacific Strategic Financial Tbk. PT (a)	14,300	1,004
Pakuwon Jati Tbk. PT	33,400	754
Pantai Indah Kapuk Dua Tbk. PT	2,300	1,932
Perusahaan Gas Negara Tbk. PT	10,000	1,014
Petrindo Jaya Kreasi Tbk. PT	19,000	1,847
Sarana Menara Nusantara Tbk. PT	20,000	702
Semen Indonesia Persero Tbk. PT	3,900	665
Sumber Alfaria Trijaya Tbk. PT	13,100	1,517
Telkom Indonesia Persero Tbk. PT	34,700	6,372
Unilever Indonesia Tbk. PT	2,300	246
United Tractors Tbk. PT	1,100	1,767

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
XLSMART Telecom Sejahtera Tbk. PT	7,200	$1,149
		124,949
KUWAIT — 1.5%
A'ayan Leasing & Investment Co. KSCP	2,271	1,434
Agility Global PLC	7,416	2,221
Agility Public Warehousing Co. KSC	2,316	1,137
Al Mazaya Holding Co. KSCP (a)	4,867	1,214
Alimtiaz Investment Group KSC (a)	6,763	1,306
Arabi Group Holding KSC (a)	998	1,257
Arzan Financial Group for Financing & Investment KPSC	1,938	2,264
Combined Group Contracting Co. SAK	527	1,556
Commercial Real Estate Co. KSC	3,183	2,156
Gulf Bank KSCP	1,902	2,179
Gulf Cables & Electrical Industries Group Co. KSCP	263	1,802
Integrated Holding Co. KCSC	663	1,189
Jazeera Airways Co. KSCP	347	1,567
Kuwait Finance House KSCP	7,983	20,771
Kuwait International Bank KSCP	2,473	2,161
Kuwait Real Estate Co. KSC (a)	1,822	2,314
Mezzan Holding Co. KSCC	413	1,502
National Bank of Kuwait SAKP	6,597	22,908
National Investments Co. KSCP	1,589	1,409
National Real Estate Co. KPSC (a)	4,919	1,278
Salhia Real Estate Co. KSCP	824	1,063
Warba Bank KSCP (a)	5,253	4,883
		79,571
MALAYSIA — 2.6%
Alliance Bank Malaysia Bhd.	1,341	1,392
AMMB Holdings Bhd.	1,800	2,417
Axiata Group Bhd.	2,600	1,656
Axis Real Estate Investment Trust	2,400	1,169
Bank Islam Malaysia Bhd.	1,700	925
Bursa Malaysia Bhd.	600	1,145
Carlsberg Brewery Malaysia Bhd. Class B	200	782
CelcomDigi Bhd.	2,700	2,374
Chin Hin Group Bhd. (a)	1,400	732
CIMB Group Holdings Bhd.	5,500	9,592
CTOS Digital Bhd.	3,400	755
D&O Green Technologies Bhd.	1,500	495
Dialog Group Bhd.	3,200	1,437
Fraser & Neave Holdings Bhd.	200	1,295
Frontken Corp. Bhd.	1,200	1,183
Gamuda Bhd.	4,457	5,857
Genting Bhd.	1,600	1,110
Genting Malaysia Bhd.	2,100	1,048
Genting Plantations Bhd.	800	922
Greatech Technology Bhd. (a)	2,000	1,012
HAP Seng Consolidated Bhd.	1,100	727
Hartalega Holdings Bhd.	1,700	473
Security Description	Shares	Value
Heineken Malaysia Bhd.	200	$1,012
Hong Leong Bank Bhd.	500	2,438
Hong Leong Financial Group Bhd.	300	1,228
IGB Real Estate Investment Trust	2,200	1,453
IHH Healthcare Bhd.	1,800	3,229
IJM Corp. Bhd.	2,000	1,340
Inari Amertron Bhd.	2,500	1,230
IOI Corp. Bhd.	2,300	2,159
IOI Properties Group Bhd.	2,200	1,093
Kossan Rubber Industries Bhd.	2,300	645
KPJ Healthcare Bhd.	2,300	1,503
Kuala Lumpur Kepong Bhd.	510	2,496
Mah Sing Group Bhd.	2,500	659
Malayan Banking Bhd.	5,200	12,245
Malaysian Pacific Industries Bhd.	100	682
Maxis Bhd.	1,900	1,634
MBSB Bhd.	5,300	926
Mega First Corp. Bhd.	1,000	903
MISC Bhd.	1,000	1,735
Mr. DIY Group M Bhd. (b)	3,100	1,208
Nestle Malaysia Bhd.	100	2,286
Pentamaster Corp. Bhd. (a)	1,100	983
Petronas Chemicals Group Bhd.	2,200	2,211
Petronas Dagangan Bhd.	300	1,635
Petronas Gas Bhd.	700	3,077
PPB Group Bhd.	600	1,454
Press Metal Aluminium Holdings Bhd.	3,000	4,213
Public Bank Bhd.	11,200	11,523
QL Resources Bhd.	1,350	1,392
RHB Bank Bhd.	1,300	2,039
Scientex Bhd.	1,000	858
SD Guthrie Bhd.	2,900	3,597
Sime Darby Bhd.	2,400	1,300
Sime Darby Property Bhd.	3,100	1,083
SP Setia Bhd. Group	3,500	857
Sunway Bhd.	1,700	2,282
Sunway Real Estate Investment Trust	2,600	1,297
Syarikat Takaful Malaysia Keluarga Bhd.	1,200	878
Telekom Malaysia Bhd.	1,600	2,692
Tenaga Nasional Bhd.	2,000	6,283
TIME dotCom Bhd.	1,100	1,333
Top Glove Corp. Bhd. (a)	4,600	634
United Plantations Bhd.	300	1,638
ViTrox Corp. Bhd.	1,200	1,069
VS Industry Bhd.	4,233	593
Westports Holdings Bhd.	1,003	1,277
Yinson Holdings Bhd.	1,900	1,093
YTL Corp. Bhd.	3,900	2,576
YTL Power International Bhd.	2,000	2,001
Zetrix Ai Bhd.	4,944	999
		143,469
MEXICO — 3.3%
Alfa SAB de CV Class A (c)	2,883	2,309
Alsea SAB de CV (a)	400	1,328
America Movil SAB de CV	14,800	15,476

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Arca Continental SAB de CV (c)	300	$3,142
Banco del Bajio SA (b)	700	1,761
Becle SAB de CV (c)	600	641
Betterware de Mexico SAPI de CV	100	1,345
Bolsa Mexicana de Valores SAB de CV	700	1,461
Cemex SAB de CV (c)	11,300	10,109
Coca-Cola Femsa SAB de CV (c)	400	3,315
Corp. Inmobiliaria Vesta SAB de CV	600	1,697
El Puerto de Liverpool SAB de CV Class C1	200	1,009
FIBRA Macquarie Mexico REIT (b)	700	1,198
Fibra Uno Administracion SA de CV REIT	2,000	2,945
Fomento Economico Mexicano SAB de CV (c)	1,200	11,821
Genomma Lab Internacional SAB de CV Class B	1,100	1,154
Gentera SAB de CV	900	2,331
Gruma SAB de CV Class B	135	2,504
Grupo Aeroportuario del Centro Norte SAB de CV	200	2,585
Grupo Aeroportuario del Pacifico SAB de CV Class B	285	6,730
Grupo Aeroportuario del Sureste SAB de CV Class B	135	4,355
Grupo Bimbo SAB de CV (c)	1,100	3,903
Grupo Carso SAB de CV (c)	400	2,853
Grupo Comercial Chedraui SA de CV (c)	200	1,583
Grupo Financiero Banorte SAB de CV Class O	1,900	19,120
Grupo Financiero Inbursa SAB de CV Class O (c)	1,400	3,846
Grupo Mexico SAB de CV (c)	2,300	20,039
Grupo Televisa SAB	2,500	1,346
Industrias Penoles SAB de CV (a) (c)	200	8,929
Kimberly-Clark de Mexico SAB de CV Class A (c)	500	1,057
La Comer SAB de CV	606	1,418
Megacable Holdings SAB de CV	500	1,610
Operadora De Sites Mexicanos SAB de CV Class A-1	1,200	1,128
Orbia Advance Corp. SAB de CV	900	869
Prologis Property Mexico SA de CV REIT	700	2,863
Promotora y Operadora de Infraestructura SAB de CV	145	1,976
Qualitas Controladora SAB de CV (c)	200	1,827
Regional SAB de CV	200	1,799
Southern Copper Corp.	101	12,257
Ternium SA ADR	100	3,473
Wal-Mart de Mexico SAB de CV	3,400	10,492
		181,604
PERU — 0.6%
Cia de Minas Buenaventura SAA ADR	200	4,866
Security Description	Shares	Value
Credicorp Ltd.	100	$26,628
		31,494
PHILIPPINES — 0.7%
Aboitiz Equity Ventures, Inc.	1,700	870
Aboitiz Power Corp.	1,600	1,135
ACEN Corp.	10,000	404
Alliance Global Group, Inc.	6,300	823
AREIT, Inc.	1,500	1,107
Ayala Corp.	160	1,327
Ayala Land, Inc.	4,200	1,757
Bank of the Philippine Islands	1,530	3,023
BDO Unibank, Inc.	1,580	3,608
Bloomberry Resorts Corp.	7,200	512
Century Pacific Food, Inc.	1,600	1,035
Converge Information & Communications Technology Solutions, Inc.	3,700	796
DMCI Holdings, Inc.	5,000	971
Globe Telecom, Inc.	25	644
International Container Terminal Services, Inc.	590	4,781
JG Summit Holdings, Inc.	2,400	949
Jollibee Foods Corp.	320	1,177
Manila Electric Co.	190	1,730
Metropolitan Bank & Trust Co.	1,350	1,577
Monde Nissin Corp. (b)	5,900	677
PLDT, Inc.	60	1,134
Puregold Price Club, Inc.	2,100	1,516
Semirara Mining & Power Corp.	1,700	1,028
SM Investments Corp.	340	4,294
SM Prime Holdings, Inc.	8,000	3,086
Universal Robina Corp.	650	792
		40,753
POLAND — 1.5%
Alior Bank SA	74	2,093
Allegro.eu SA (a) (b)	322	3,159
Bank Handlowy w Warszawie SA	41	1,178
Bank Millennium SA (a)	531	2,113
Bank Polska Kasa Opieki SA	131	6,308
Benefit Systems SA (a)	2	1,673
Budimex SA	10	1,404
CCC SA (a)	37	1,853
CD Projekt SA	54	4,026
Cyfrowy Polsat SA (a)	262	1,005
Dino Polska SA (a) (b)	360	4,341
Enea SA	365	1,777
Grupa Kety SA	8	2,035
InPost SA (a)	155	1,903
KGHM Polska Miedz SA (a)	105	4,631
KRUK SA	15	1,894
LPP SA	1	4,873
mBank SA (a)	11	2,729
Orange Polska SA	497	1,201
ORLEN SA	333	7,942

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
PGE Polska Grupa Energetyczna SA (a)	713	$2,111
Powszechna Kasa Oszczednosci Bank Polski SA	641	12,453
Powszechny Zaklad Ubezpieczen SA	273	4,091
Santander Bank Polska SA	24	3,128
Tauron Polska Energia SA (a)	1,042	2,613
XTB SA (b)	57	1,128
		83,662
QATAR — 1.1%
Al Rayan Bank	5,100	3,334
Barwa Real Estate Co.	1,334	978
Commercial Bank PSQC	2,452	3,092
Doha Bank QPSC	2,273	1,589
Dukhan Bank	1,442	1,404
Gulf International Services QSC	1,111	961
Industries Qatar QSC	1,258	4,319
Mesaieed Petrochemical Holding Co.	3,366	1,200
Ooredoo QPSC	559	2,099
Qatar Aluminum Manufacturing Co.	3,125	1,272
Qatar Electricity & Water Co. QSC	476	2,077
Qatar Fuel QSC	529	2,191
Qatar Gas Transport Co. Ltd.	2,136	2,698
Qatar International Islamic Bank QSC	960	2,861
Qatar Islamic Bank QPSC	1,230	8,074
Qatar National Bank QPSC	3,225	16,457
Qatar Navigation QSC	808	2,508
United Development Co. QSC	3,226	885
Vodafone Qatar PQSC	2,418	1,627
		59,626
ROMANIA — 0.1%
NEPI Rockcastle NV	372	2,982
SAUDI ARABIA — 4.9%
Abdullah Al Othaim Markets Co.	335	692
ACWA Power Co. (a)	121	6,908
Ades Holding Co.	276	1,199
Advanced Petrochemical Co. (a)	105	993
Al Hammadi Holding	82	753
Al Masane Al Kobra Mining Co.	58	1,137
Al Moammar Information Systems Co.	22	808
Al Rajhi Bank	1,455	41,591
Al Rajhi Co. for Co-operative Insurance (a)	28	906
Al Rajhi REIT	453	1,006
Al-Dawaa Medical Services Co.	40	707
Aldrees Petroleum & Transport Services Co.	41	1,370
Alinma Bank	920	6,575
Almarai Co. JSC	290	3,890
Almunajem Foods Co.	36	585
Arab National Bank	189	1,245
Arabian Cement Co.	142	834
Arabian Centres Co. (b)	169	1,021
Arabian Contracting Services Co. (a)	19	510
Security Description	Shares	Value
Arabian Internet & Communications Services Co.	20	$1,373
Arriyadh Development Co.	147	1,158
Astra Industrial Group Co.	29	1,075
Bank AlBilad	566	4,353
Bank Al-Jazira (a)	546	1,867
Banque Saudi Fransi	929	4,422
Bupa Arabia for Cooperative Insurance Co.	22	967
Catrion Catering Holding Co.	34	902
Co. for Cooperative Insurance	58	2,103
Dallah Healthcare Co.	25	1,005
Dar Al Arkan Real Estate Development Co. (a)	403	2,143
Dr. Sulaiman Al Habib Medical Services Group Co.	61	4,392
Eastern Province Cement Co.	116	835
Electrical Industries Co.	603	1,759
Elm Co.	20	4,776
Emaar Economic City (a)	202	749
Etihad Etisalat Co.	290	5,224
Jahez International Co. (a)	146	861
Jamjoom Pharmaceuticals Factory Co.	21	883
Jarir Marketing Co.	396	1,473
Leejam Sports Co. JSC	21	801
Middle East Healthcare Co.	49	747
Middle East Paper Co. (a)	89	655
Middle East Specialized Cables Co.	118	970
Mobile Telecommunications Co. Saudi Arabia	374	1,113
Mouwasat Medical Services Co.	72	1,414
Nahdi Medical Co.	28	889
National Agriculture Development Co. (a)	130	756
National Co. for Learning & Education	19	805
National Gas & Industrialization Co.	33	726
National Industrialization Co. (a)	325	971
National Medical Care Co.	19	893
Power & Water Utility Co. for Jubail & Yanbu (a)	64	674
Qassim Cement Co.	73	838
Retal Urban Development Co.	288	921
Riyad Bank	1,041	7,550
Riyadh Cables Group Co.	34	1,151
SABIC Agri-Nutrients Co.	173	5,499
Sahara International Petrochemical Co.	274	1,490
SAL Saudi Logistics Services	18	869
Saudi Arabian Amiantit Co. (a)	167	962
Saudi Arabian Mining Co. (a)	915	15,615
Saudi Arabian Oil Co. (b)	4,183	27,461
Saudi Aramco Base Oil Co.	39	927
Saudi Automotive Services Co. (a)	50	751
Saudi Awwal Bank	283	2,421
Saudi Basic Industries Corp.	657	10,783
Saudi Cement Co.	91	986

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Saudi Chemical Co. Holding	345	$667
Saudi Electricity Co.	548	2,220
Saudi Ground Services Co.	76	944
Saudi Industrial Investment Group	250	1,277
Saudi Investment Bank	521	1,981
Saudi Kayan Petrochemical Co. (a)	619	933
Saudi National Bank	2,195	22,932
Saudi Public Transport Co. (a)	192	690
Saudi Real Estate Co. (a)	167	706
Saudi Research & Media Group (a)	32	1,557
Saudi Tadawul Group Holding Co.	38	2,087
Saudi Telecom Co.	1,312	15,421
Saudia Dairy & Foodstuff Co.	13	936
Savola Group (a)	113	747
Seera Group Holding (a)	160	1,237
Southern Province Cement Co.	105	762
Theeb Rent A Car Co.	52	905
United Electronics Co.	42	1,004
United International Transportation Co.	41	808
Yamama Cement Co.	117	990
Yanbu Cement Co.	151	693
Yanbu National Petrochemical Co.	211	1,966
		266,151
SOUTH AFRICA — 5.1%
Absa Group Ltd.	617	6,476
Advtech Ltd. (c)	545	994
AECI Ltd.	164	923
African Rainbow Minerals Ltd. (c)	94	1,011
Aspen Pharmacare Holdings Ltd. (a)	267	1,499
AVI Ltd.	235	1,347
Barloworld Ltd.	189	1,293
Bid Corp. Ltd.	240	6,013
Bidvest Group Ltd.	244	2,996
Capitec Bank Holdings Ltd.	67	13,491
Clicks Group Ltd.	161	3,289
Coronation Fund Managers Ltd.	439	1,133
Dis-Chem Pharmacies Ltd. (b)	488	926
Discovery Ltd.	383	4,373
E Media Holdings Ltd.	172	18
Equites Property Fund Ltd. REIT	1,282	1,193
Exxaro Resources Ltd. (c)	183	1,911
FirstRand Ltd.	3,908	17,591
Fortress Real Estate Investments Ltd. Class B	944	1,262
Foschini Group Ltd.	245	1,549
Gold Fields Ltd.	671	28,356
Growthpoint Properties Ltd. REIT	2,224	1,899
Harmony Gold Mining Co. Ltd.	421	7,683
Hyprop Investments Ltd. REIT	467	1,265
Impala Platinum Holdings Ltd.	671	8,578
Investec Ltd.	162	1,203
JSE Ltd.	149	1,101
Kumba Iron Ore Ltd.	49	923
Life Healthcare Group Holdings Ltd.	1,266	851
Momentum Group Ltd.	1,004	1,908
Security Description	Shares	Value
Motus Holdings Ltd. (c)	151	$910
Mr. Price Group Ltd.	184	2,173
MTN Group Ltd.	1,258	10,573
MultiChoice Group (a)	126	915
Naspers Ltd. Class N	133	48,218
Nedbank Group Ltd.	360	4,455
Netcare Ltd.	1,316	1,083
Northam Platinum Holdings Ltd.	281	4,577
Old Mutual Ltd. (c)	3,181	2,461
Omnia Holdings Ltd.	280	1,162
OUTsurance Group Ltd.	516	2,144
Pan African Resources PLC	2,500	2,943
Pepkor Holdings Ltd. (b)	817	1,151
Pick n Pay Stores Ltd. (a) (c)	741	1,091
PSG Financial Services Ltd.	1,042	1,377
Redefine Properties Ltd. REIT	5,228	1,506
Remgro Ltd.	411	3,996
Resilient REIT Ltd.	307	1,140
Reunert Ltd.	231	721
Sanlam Ltd.	1,267	6,139
Santam Ltd.	50	1,095
Sappi Ltd.	466	624
Sasol Ltd. (a)	436	2,716
Shoprite Holdings Ltd.	329	5,225
Sibanye Stillwater Ltd. (a)	2,206	6,303
SPAR Group Ltd. (a)	144	823
Standard Bank Group Ltd.	984	13,483
Super Group Ltd.	662	488
Thungela Resources Ltd. (c)	150	761
Tiger Brands Ltd.	120	2,148
Truworths International Ltd.	272	862
Valterra Platinum Ltd.	112	8,020
Vodacom Group Ltd.	505	3,902
Vukile Property Fund Ltd. REIT	1,014	1,219
We Buy Cars Holdings Ltd.	578	1,855
Wilson Bayly Holmes-Ovcon Ltd.	89	775
Woolworths Holdings Ltd. (c)	688	2,006
		274,095
TAIWAN — 31.6%
Ability Enterprise Co. Ltd.	1,119	3,168
AcBel Polytech, Inc.	1,000	999
Accton Technology Corp.	1,000	34,287
Acer, Inc.	2,000	2,031
Advanced Echem Materials Co. Ltd.	54	1,577
Advancetek Enterprise Co. Ltd.	1,000	1,385
Advantech Co. Ltd.	1,000	10,467
Allis Electric Co. Ltd.	1,019	3,427
Ardentec Corp.	1,000	2,789
ASE Technology Holding Co. Ltd.	3,000	16,143
Asia Cement Corp.	2,000	2,503
Asustek Computer, Inc.	1,000	22,016
AUO Corp.	6,000	2,687
Aurotek Corp.	1,000	4,085
Avermedia Technologies	1,000	1,368
BES Engineering Corp. (a)	2,000	696

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Brighton-Best International Taiwan, Inc.	1,000	$1,101
Caliway Biopharmaceuticals Co. Ltd. (a)	740	4,504
Capital Securities Corp.	2,000	1,618
Career Technology MFG. Co. Ltd. (a)	2,113	1,050
Catcher Technology Co. Ltd.	1,000	5,988
Cathay Financial Holding Co. Ltd.	7,000	15,067
Center Laboratories, Inc. (a)	1,000	1,275
Chailease Holding Co. Ltd.	1,032	3,775
Chang Hwa Commercial Bank Ltd.	5,250	3,385
Chang Wah Electromaterials, Inc.	1,000	1,307
Channel Well Technology Co. Ltd.	1,000	2,644
Cheng Fwa Industrial Co. Ltd.	2,000	1,470
Cheng Loong Corp.	1,000	574
Cheng Shin Rubber Industry Co. Ltd.	2,000	2,471
Cheng Uei Precision Industry Co. Ltd.	1,000	1,554
Chicony Electronics Co. Ltd.	1,000	4,528
China Airlines Ltd.	2,000	1,368
China Bills Finance Corp.	2,000	1,066
China Man-Made Fiber Corp. (a)	4,000	853
China Motor Corp.	1,000	2,087
China Petrochemical Development Corp. (a)	3,000	718
China Steel Corp.	9,000	5,729
Chin-Poon Industrial Co. Ltd.	1,000	1,145
Chipbond Technology Corp.	1,000	1,818
ChipMOS Technologies, Inc.	1,000	968
Chung Hung Steel Corp. (a)	2,000	1,040
Chunghwa Telecom Co. Ltd.	3,000	13,141
Clevo Co.	1,000	1,363
CMC Magnetics Corp.	3,000	886
Compal Electronics, Inc.	3,000	3,189
Compeq Manufacturing Co. Ltd.	1,000	2,408
Continental Holdings Corp.	1,000	746
Coretronic Corp.	1,000	3,593
Co-Tech Development Corp.	1,000	7,612
CSBC Corp. Taiwan (a)	2,000	1,588
CTBC Financial Holding Co. Ltd.	15,000	21,114
CTCI Corp.	1,100	1,142
CviLux Corp.	1,000	1,752
DA CIN Construction Co. Ltd.	1,000	1,952
Da-Li Development Co. Ltd.	1,085	1,750
Delpha Construction Co. Ltd.	1,000	988
Delta Electronics, Inc.	2,000	56,040
E Ink Holdings, Inc.	1,000	7,891
E.Sun Financial Holding Co. Ltd.	12,120	13,262
EirGenix, Inc. (a)	1,000	2,307
Elite Semiconductor Microelectronics Technology, Inc.	1,000	2,395
Ennostar, Inc.	1,000	1,288
Eternal Materials Co. Ltd.	1,000	1,334
Eva Airways Corp.	2,000	2,500
Evergreen International Storage & Transport Corp.	1,000	1,148
Evergreen Marine Corp. Taiwan Ltd.	1,000	5,873
Security Description	Shares	Value
Everlight Electronics Co. Ltd.	1,000	$2,097
Far Eastern Department Stores Ltd.	1,000	737
Far Eastern International Bank	4,461	1,822
Far Eastern New Century Corp.	3,000	2,736
Far EasTone Telecommunications Co. Ltd.	1,000	2,900
Farglory Land Development Co. Ltd.	1,000	2,034
Favite, Inc.	1,000	2,648
Feng Hsin Steel Co. Ltd.	1,000	2,142
Feng TAY Enterprise Co. Ltd.	1,000	4,036
First Financial Holding Co. Ltd.	8,200	8,031
FLEXium Interconnect, Inc. (a)	1,000	2,044
FocalTech Systems Co. Ltd.	1,000	2,185
Formosa Chemicals & Fibre Corp.	3,000	2,928
Formosa Petrochemical Corp.	1,000	1,332
Formosa Plastics Corp.	4,000	5,059
Formosa Taffeta Co. Ltd.	2,000	997
Foxconn Technology Co. Ltd.	1,000	2,307
Fubon Financial Holding Co. Ltd.	6,457	18,707
Gemtek Technology Corp.	1,000	824
General Interface Solution GIS Holding Ltd. (a)	1,000	2,057
Gigabyte Technology Co. Ltd.	1,000	9,810
Global Brands Manufacture Ltd.	1,042	4,103
Gloria Material Technology Corp.	1,000	1,175
Goldsun Building Materials Co. Ltd.	1,000	1,193
Grand Pacific Petrochemical (a)	3,000	939
Great Wall Enterprise Co. Ltd.	1,000	1,700
Greatek Electronics, Inc.	1,000	2,070
Hannstar Board Corp.	920	2,762
HannStar Display Corp. (a)	4,000	1,070
Highwealth Construction Corp.	1,155	1,525
Himax Technologies, Inc. ADR	200	1,766
Holdings-Key Electric Wire & Cable Co. Ltd.	1,000	1,519
Hon Hai Precision Industry Co. Ltd.	9,000	63,784
Hota Industrial Manufacturing Co. Ltd.	1,000	2,074
Hsin Kuang Steel Co. Ltd.	1,000	1,385
HTC Corp. (a)	1,000	1,955
Hua Nan Financial Holdings Co. Ltd.	8,080	7,847
IBF Financial Holdings Co. Ltd.	2,057	1,039
Innolux Corp.	6,000	2,835
International CSRC Investment Holdings Co. (a)	2,000	709
Inventec Corp.	3,000	4,503
Kenda Rubber Industrial Co. Ltd.	1,000	666
KGI Financial Holding Co. Ltd.	13,130	6,440
Kindom Development Co. Ltd.	1,100	1,299
King Yuan Electronics Co. Ltd.	1,000	5,381
King's Town Bank Co. Ltd. (a)	1,000	1,857
Kinpo Electronics	2,000	1,276
KS Terminals, Inc.	1,000	1,716
Laser Tek Taiwan Co. Ltd.	1,000	1,988
Lien Hwa Industrial Holdings Corp.	1,050	1,678
Lite-On Technology Corp.	2,000	11,320
Macronix International Co. Ltd. (a)	2,000	1,644

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
MediaTek, Inc.	1,000	$43,146
Medigen Vaccine Biologics Corp. (a)	1,000	1,271
Mega Financial Holding Co. Ltd.	9,000	12,550
Mercuries Life Insurance Co. Ltd. (a)	4,294	824
Microbio Co. Ltd. (a)	1,000	758
Micro-Star International Co. Ltd.	1,000	3,806
Mirle Automation Corp.	1,000	2,218
Mitac Holdings Corp.	1,100	3,165
Mycenax Biotech, Inc. (a)	1,000	1,245
Nan Kang Rubber Tire Co. Ltd.	880	1,099
Nan Ya Plastics Corp.	4,000	5,177
Nanya Technology Corp. (a)	1,000	2,395
Nichidenbo Corp.	1,000	2,474
Novatek Microelectronics Corp.	1,000	13,994
Nuvoton Technology Corp.	1,000	2,067
O-Bank Co. Ltd.	3,000	890
OBI Pharma, Inc. (a)	1,117	958
Pan Jit International, Inc.	1,000	2,323
Pan-International Industrial Corp.	1,000	1,782
Pegatron Corp.	2,000	4,646
Phihong Technology Co. Ltd. (a)	1,000	794
Polaris Group (a)	1,025	1,239
Pou Chen Corp.	2,000	1,893
Powerchip Semiconductor Manufacturing Corp. (a)	3,000	2,500
Powertech Technology, Inc.	1,000	4,790
President Chain Store Corp.	1,000	8,137
President Securities Corp.	1,100	843
Primax Electronics Ltd.	1,000	2,579
Qisda Corp.	1,000	989
Quanta Computer, Inc.	2,000	19,030
Radiant Opto-Electronics Corp.	1,000	4,708
Realtek Semiconductor Corp.	1,000	18,046
Ruentex Development Co. Ltd.	2,000	1,942
Ruentex Industries Ltd.	1,000	1,719
Sakura Development Co. Ltd.	1,200	1,912
Sanyang Motor Co. Ltd.	1,000	2,041
Shanghai Commercial & Savings Bank Ltd.	4,000	5,519
Shieh Yih Machinery Industry Co. Ltd.	1,000	735
Shihlin Paper Corp. (a)	1,000	1,732
Shinkong Insurance Co. Ltd.	1,000	3,954
Shinkong Synthetic Fibers Corp.	2,000	929
Sigurd Microelectronics Corp.	1,000	2,986
Silicon Integrated Systems Corp.	1,000	1,880
Sino-American Silicon Products, Inc.	1,000	3,806
Sinon Corp.	1,000	1,452
SinoPac Financial Holdings Co. Ltd.	10,340	8,481
Solar Applied Materials Technology Corp.	1,000	2,044
Standard Foods Corp.	1,000	991
Sunplus Technology Co. Ltd. (a)	1,000	763
Superalloy Industrial Co. Ltd.	1,000	1,585
Supreme Electronics Co. Ltd.	1,000	1,460
Synmosa Biopharma Corp.	1,168	1,313
Security Description	Shares	Value
Synnex Technology International Corp.	1,000	$2,074
TA Chen Stainless Pipe	2,092	2,643
Ta Ya Electric Wire & Cable	1,015	1,339
Taichung Commercial Bank Co. Ltd.	3,219	2,397
TaiMed Biologics, Inc. (a)	1,000	2,484
Tainan Spinning Co. Ltd.	2,000	883
Taiwan Business Bank	6,360	3,287
Taiwan Cogeneration Corp.	1,000	1,563
Taiwan Cooperative Financial Holding Co. Ltd.	8,240	6,664
Taiwan Fertilizer Co. Ltd.	1,000	1,614
Taiwan Glass Industry Corp. (a)	2,000	1,798
Taiwan High Speed Rail Corp.	1,000	922
Taiwan Mobile Co. Ltd.	1,000	3,576
Taiwan Paiho Ltd.	1,000	1,775
Taiwan Semiconductor Co. Ltd.	1,000	1,805
Taiwan Semiconductor Manufacturing Co. Ltd.	18,000	770,720
Taiwan Shin Kong Security Co. Ltd.	1,000	1,340
Taiwan-Asia Semiconductor Corp. (a)	1,000	901
Tatung Co. Ltd.	1,900	2,416
TCC Group Holdings Co. Ltd.	4,000	3,150
Teco Electric & Machinery Co. Ltd.	1,000	3,120
Tong Yang Industry Co. Ltd.	1,000	3,064
Tong-Tai Machine & Tool Co. Ltd. (a)	1,000	1,173
TPK Holding Co. Ltd.	1,000	1,294
Tripod Technology Corp.	1,000	9,860
TS Financial Holding Co. Ltd.	18,736	11,065
TSRC Corp.	2,000	1,063
TTY Biopharm Co. Ltd.	1,000	2,569
Tung Ho Steel Enterprise Corp.	1,000	1,992
U-Ming Marine Transport Corp.	1,000	1,873
Unic Technology Corp.	2,000	1,601
Unimicron Technology Corp.	1,000	4,971
Union Bank of Taiwan	3,210	1,891
Uni-President Enterprises Corp.	4,000	10,289
Unitech Printed Circuit Board Corp.	1,047	917
United Microelectronics Corp.	9,000	13,451
United Renewable Energy Co. Ltd. (a)	3,000	677
Universal Cement Corp.	1,000	1,006
Vanguard International Semiconductor Corp.	1,091	3,651
Wafer Works Corp. (a)	1,044	1,043
Walsin Lihwa Corp.	2,158	1,837
Wan Hai Lines Ltd.	1,000	2,438
Weikeng Industrial Co. Ltd.	1,000	922
Winbond Electronics Corp. (a)	2,000	2,234
Wisdom Marine Lines Co. Ltd.	1,000	1,926
Wistron Corp.	2,000	9,220
WPG Holdings Ltd.	1,000	2,169
WT Microelectronics Co. Ltd.	1,000	4,610
Yang Ming Marine Transport Corp.	2,000	3,478
YFY, Inc.	1,000	837
Yieh Phui Enterprise Co. Ltd. (a)	2,000	1,024
Yuanta Financial Holding Co. Ltd.	10,300	11,777

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Yulon Motor Co. Ltd.	1,000	$1,145
YungShin Global Holding Corp.	1,000	1,923
Zhen Ding Technology Holding Ltd.	1,000	5,447
Zyxel Group Corp.	1,000	1,114
		1,716,246
THAILAND — 2.2%
Advanced Info Service PCL NVDR	800	7,184
Airports of Thailand PCL NVDR	2,500	3,125
Asset World Corp. PCL NVDR	8,800	608
B Grimm Power PCL NVDR	1,600	676
Bangkok Airways PCL NVDR	1,700	693
Bangkok Bank PCL NVDR	400	1,839
Bangkok Chain Hospital PCL NVDR	2,000	802
Bangkok Commercial Asset Management PCL NVDR	4,200	1,004
Bangkok Dusit Medical Services PCL NVDR	3,400	2,151
Bangkok Expressway & Metro PCL NVDR	5,300	842
Banpu PCL NVDR	6,400	897
Berli Jucker PCL NVDR	1,500	949
Betagro PCL NVDR	1,500	856
BTS Group Holdings PCL NVDR (a)	7,400	699
Bumrungrad Hospital PCL NVDR	300	1,625
Carabao Group PCL NVDR	600	1,014
Central Pattana PCL NVDR	900	1,555
Central Plaza Hotel PCL NVDR	1,000	926
Central Retail Corp. PCL NVDR	2,300	1,554
Charoen Pokphand Foods PCL NVDR	2,500	1,720
Chularat Hospital PCL NVDR	12,100	594
Com7 PCL NVDR	1,400	1,112
CP ALL PCL NVDR	2,500	3,645
CP Axtra PCL NVDR	1,183	821
CPN Retail Growth Leasehold REIT	3,000	1,074
Delta Electronics Thailand PCL NVDR	3,400	16,630
Electricity Generating PCL NVDR	300	1,060
Energy Absolute PCL NVDR (a)	7,600	783
Frasers Property Thailand Industrial Freehold & Leasehold REIT	3,300	1,039
Global Power Synergy PCL NVDR	800	957
Gulf Development PCL NVDR (a)	5,547	7,446
Hana Microelectronics PCL NVDR	900	633
Home Product Center PCL NVDR	3,600	828
Indorama Ventures PCL NVDR	1,700	1,175
IRPC PCL NVDR	24,900	861
Kasikornbank PCL NVDR	900	4,652
KCE Electronics PCL NVDR	1,000	704
Kiatnakin Phatra Bank PCL NVDR	700	1,269
Krung Thai Bank PCL NVDR	2,600	1,990
Krungthai Card PCL NVDR	900	833
Land & Houses PCL NVDR	6,300	840
MBK PCL NVDR	2,000	1,074
Mega Lifesciences PCL NVDR	900	861
Minor International PCL NVDR	2,200	1,568
Muangthai Capital PCL NVDR	800	1,000
Osotspa PCL NVDR	1,500	796
Security Description	Shares	Value
Plan B Media PCL NVDR	4,400	$595
PTT Exploration & Production PCL NVDR	900	3,208
PTT Global Chemical PCL NVDR	1,400	1,076
PTT Oil & Retail Business PCL NVDR	2,200	964
PTT PCL NVDR	4,800	4,925
Ratch Group PCL NVDR	1,100	874
SCB X PCL NVDR	600	2,379
SCG Packaging PCL NVDR	1,400	830
Siam Cement PCL NVDR	300	2,129
Siam Global House PCL NVDR	2,285	536
Srisawad Corp. PCL NVDR	990	917
Star Petroleum Refining PCL NVDR	4,600	679
Thai Beverage PCL	5,800	2,092
Thai Oil PCL NVDR	700	761
Thai Union Group PCL NVDR	2,300	909
Thanachart Capital PCL NVDR	700	1,085
TIDLOR Holdings PCL NVDR	2,100	1,277
Tisco Financial Group PCL NVDR	400	1,259
TMBThanachart Bank PCL NVDR	36,400	2,134
True Corp. PCL NVDR (a)	12,500	4,012
WHA Corp. PCL NVDR	6,800	747
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust Class F, REIT	3,300	1,003
		119,355
TURKEY — 1.2%
AG Anadolu Grubu Holding AS	1,230	765
Akbank TAS	2,436	3,673
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,720	572
Arcelik AS (a)	242	736
Aselsan Elektronik Sanayi Ve Ticaret AS	1,065	5,507
BIM Birlesik Magazalar AS	351	4,567
Coca-Cola Icecek AS	738	816
Dogan Sirketler Grubu Holding AS	2,273	936
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	2,857	1,365
Enerjisa Enerji AS (b)	572	1,094
Enka Insaat ve Sanayi AS	1,559	2,640
Eregli Demir ve Celik Fabrikalari TAS	3,330	2,354
Ford Otomotiv Sanayi AS	650	1,548
Haci Omer Sabanci Holding AS	1,210	2,526
Is Yatirim Menkul Degerler AS	918	959
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (a)	1,471	1,005
KOC Holding AS	998	4,150
Mavi Giyim Sanayi Ve Ticaret AS Class B (b)	654	588
Migros Ticaret AS	98	1,049
MLP Saglik Hizmetleri AS (a) (b)	100	798
Otokar Otomotiv Ve Savunma Sanayi AS (a)	73	900
Oyak Cimento Fabrikalari AS (a)	1,922	979
Pegasus Hava Tasimaciligi AS (a)	219	1,140

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Petkim Petrokimya Holding AS (a)	1,496	$651
Sasa Polyester Sanayi AS (a)	7,525	679
Sok Marketler Ticaret AS	637	558
TAV Havalimanlari Holding AS (a)	186	1,074
Tofas Turk Otomobil Fabrikasi AS	144	898
Turk Altin Isletmeleri AS (a)	1,316	798
Turk Hava Yollari AO	572	4,333
Turk Telekomunikasyon AS (a)	709	866
Turk Traktor ve Ziraat Makineleri AS	49	672
Turkcell Iletisim Hizmetleri AS	1,007	2,370
Turkiye Garanti Bankasi AS	504	1,694
Turkiye Is Bankasi AS Class C	7,005	2,384
Turkiye Petrol Rafinerileri AS	691	3,099
Turkiye Sise ve Cam Fabrikalari AS	1,458	1,309
Turkiye Vakiflar Bankasi TAO Class D (a)	1,695	1,044
Ulker Biskuvi Sanayi AS	228	573
Yapi ve Kredi Bankasi AS (a)	2,269	1,852
		65,521
UNITED ARAB EMIRATES — 2.4%
Abu Dhabi Commercial Bank PJSC	2,202	8,741
Abu Dhabi Islamic Bank PJSC	1,150	6,819
Abu Dhabi National Oil Co. for Distribution PJSC	2,038	2,108
Abu Dhabi Ports Co. PJSC (a)	758	770
ADNOC Drilling Co. PJSC	2,069	3,171
Adnoc Gas PLC	2,629	2,534
ADNOC Logistics & Services	988	1,555
Agthia Group PJSC	529	554
Air Arabia PJSC	1,931	1,971
Ajman Bank PJSC	2,041	795
Al Waha Capital PJSC	2,326	1,001
Aldar Properties PJSC	2,804	7,237
Amanat Holdings PJSC	3,125	970
Americana Restaurants International PLC - Foreign Co.	2,211	1,186
Apex Investment Co. PSC (a)	1,364	1,497
Borouge PLC	1,480	1,015
Dana Gas PJSC	6,082	1,258
Dubai Electricity & Water Authority PJSC	6,254	4,614
Dubai Investments PJSC	1,870	1,538
Dubai Islamic Bank PJSC	2,200	5,738
Emaar Development PJSC	567	2,076
Emaar Properties PJSC	4,550	16,166
Emirates Central Cooling Systems Corp.	2,128	939
Emirates NBD Bank PJSC	1,839	12,167
Emirates Telecommunications Group Co. PJSC	2,565	13,157
Eshraq Investments PJSC (a)	17,970	2,564
Fertiglobe PLC	1,471	985
First Abu Dhabi Bank PJSC	3,296	14,035
Gulf Navigation Holding PJSC (a)	565	1,387
Modon Holding PSC (a)	2,610	2,480
Multiply Group PJSC (a)	3,094	2,451
Security Description	Shares	Value
NMDC Group PJSC	166	$986
Phoenix Group PLC (a)	2,273	842
Pure Health Holding PJSC	981	761
Salik Co. PJSC	1,317	2,155
Sharjah Islamic Bank	1,640	1,259
Space42 PLC (a)	1,694	853
TECOM Group PJSC	1,177	1,035
		131,370
UNITED KINGDOM — 0.1%
Metlen Energy & Metals PLC (a)	79	4,428
UNITED STATES — 0.1%
GCC SAB de CV	200	1,892
JBS NV Class A (a)	250	3,733
Titan SA	33	1,349
		6,974
TOTAL COMMON STOCKS (Cost $4,941,562)		5,338,867
PREFERRED STOCKS — 0.1%
BRAZIL — 0.0% *
Raizen SA Preference Shares 0.98% (a)	1,700	326
COLOMBIA — 0.1%
Grupo Cibest SA Preference Shares 8.86%	349	4,550
INDIA — 0.0% *
TVS Motor Co. Ltd. 6.00% (a)	796	90
TOTAL PREFERRED STOCKS (Cost $3,823)		4,966
RIGHTS — 0.0% *
KUWAIT — 0.0% *
Kuwait Real Estate Co. KSC (expiring 10/14/25) (a) (Cost $0)	273	160
WARRANTS — 0.0% *
MALAYSIA — 0.0% *
Top Glove Corp. Bhd. (expiring 02/09/30) (a)	230	9
YTL Corp. Bhd. (expiring 06/02/28) (a)	780	237
YTL Power International Bhd. (expiring 06/02/28) (a)	400	167
		413
THAILAND — 0.0% *
Energy Absolute PCL (expiring 02/13/28) NVDR (a)	1,267	36
TOTAL WARRANTS (Cost $0)		449

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (d) (e)	12,011	$12,011
State Street Navigator Securities Lending Portfolio II (f) (g)	63,957	63,957
TOTAL SHORT-TERM INVESTMENTS (Cost $75,968)		75,968
TOTAL INVESTMENTS — 99.9% (Cost $5,021,353)		5,420,410
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		2,793
NET ASSETS — 100.0%		$5,423,203
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.5% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at September 30, 2025.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index (long)	1	12/19/2025	$87,220	$87,992	$772

During the year ended September 30, 2025, the average notional value related to futures contracts was $207,276.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,330,500	$8,367	$—	$5,338,867
Preferred Stocks	4,876	90	—	4,966
Rights	160	—	—	160
Warrants	45	404	—	449
Short-Term Investments	75,968	—	—	75,968
TOTAL INVESTMENTS	$5,411,549	$8,861	$—	$5,420,410
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$772	$—	$—	$772
TOTAL OTHER FINANCIAL INSTRUMENTS:	$772	$—	$—	$772
See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Sector Breakdown as of September 30, 2025

% of Net Assets
Information Technology	27.4%
Financials	24.3
Materials	9.2
Industrials	7.9
Consumer Discretionary	7.1
Consumer Staples	4.9
Energy	4.7
Communication Services	3.9
Utilities	3.4
Health Care	3.1
Real Estate	2.6
Short-Term Investments	1.4
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,636,305	$1,636,305	$243,378	$1,867,672	$—	$—	12,011	$12,011	$2,381
State Street Navigator Securities Lending Portfolio II	—	—	183,681	119,724	—	—	63,957	63,957	53
Total		$1,636,305	$427,059	$1,987,396	$—	$—		$75,968	$2,434
See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 1.4%
ANZ Group Holdings Ltd.	5,149	$113,329
APA Group Stapled Security	926	5,450
Aristocrat Leisure Ltd.	1,386	64,282
ASX Ltd.	455	17,668
BHP Group Ltd. (a)	16,940	477,484
BlueScope Steel Ltd.	1,204	18,105
Brambles Ltd.	3,518	57,823
CAR Group Ltd. (a)	112	2,730
Cochlear Ltd.	141	26,095
Coles Group Ltd.	1,466	22,628
Commonwealth Bank of Australia (a)	1,054	116,586
Computershare Ltd.	1,365	32,830
Evolution Mining Ltd.	984	7,063
Fortescue Ltd. (a)	6,603	81,746
Glencore PLC (b)	48,940	225,065
Goodman Group REIT	804	17,467
Insurance Australia Group Ltd.	1,874	10,184
Lottery Corp. Ltd.	879	3,425
Macquarie Group Ltd.	261	37,939
Medibank Pvt Ltd.	7,370	23,543
National Australia Bank Ltd.	3,744	109,551
Northern Star Resources Ltd. (a)	762	11,984
Origin Energy Ltd.	1,973	16,345
Pro Medicus Ltd. (a)	173	35,347
Qantas Airways Ltd.	705	5,102
QBE Insurance Group Ltd.	1,894	25,846
REA Group Ltd. (a)	135	20,673
Rio Tinto Ltd. (a)	1,165	94,220
Rio Tinto PLC	3,981	261,942
Santos Ltd.	7,072	31,543
Scentre Group REIT	5,006	13,536
SGH Ltd.	124	4,103
Sonic Healthcare Ltd.	619	8,796
South32 Ltd.	9,181	16,672
Stockland REIT	2,394	9,710
Suncorp Group Ltd.	1,055	14,166
Telstra Group Ltd.	3,425	10,941
Transurban Group Stapled Security	843	7,710
Vicinity Ltd. REIT (a)	4,533	7,571
Washington H Soul Pattinson & Co. Ltd.	184	4,694
Wesfarmers Ltd. (a)	2,687	163,870
Westpac Banking Corp. (a)	4,770	123,197
WiseTech Global Ltd. (a)	13	778
Woodside Energy Group Ltd. (a)	4,937	75,354
Woolworths Group Ltd.	1,506	26,649
		2,461,742
AUSTRIA — 0.1%
Erste Group Bank AG	570	55,723
Mondi PLC	939	12,945
OMV AG	481	25,670
Verbund AG	571	41,530
		135,868
Security Description	Shares	Value
BELGIUM — 0.1%
Ageas SA	204	$14,118
Anheuser-Busch InBev SA	1,011	60,347
D'ieteren Group	13	2,432
Elia Group SA	51	5,882
Groupe Bruxelles Lambert NV	123	10,991
KBC Group NV	369	43,986
Lotus Bakeries NV	1	9,423
Sofina SA	16	4,719
Syensqo SA	153	12,351
UCB SA	58	16,015
		180,264
BRAZIL — 0.1%
MercadoLibre, Inc. (b)	66	154,238
Wheaton Precious Metals Corp.	120	13,432
Yara International ASA	407	14,872
		182,542
CANADA — 2.9%
Agnico Eagle Mines Ltd.	270	45,485
Alamos Gold, Inc. Class A	180	6,276
Alimentation Couche-Tard, Inc. (a)	942	50,268
AltaGas Ltd. (a)	420	12,943
ARC Resources Ltd. (a)	808	14,738
Bank of Montreal	1,264	164,745
Bank of Nova Scotia (a)	2,302	148,884
Barrick Mining Corp. (a)	2,009	65,999
BCE, Inc. (a)	109	2,548
Bombardier, Inc. Class B (a) (b)	100	14,017
Brookfield Asset Management Ltd. Class A (a)	809	46,049
Brookfield Corp.	1,503	103,149
Brookfield Renewable Corp.	104	3,581
CAE, Inc. (a) (b)	170	5,035
Cameco Corp. (a)	90	7,555
Canadian Imperial Bank of Commerce (a)	1,352	108,061
Canadian National Railway Co. (a)	1,308	123,374
Canadian Natural Resources Ltd.	2,872	91,853
Canadian Pacific Kansas City Ltd. (a)	419	31,213
Canadian Tire Corp. Ltd. Class A (a)	104	12,383
Canadian Utilities Ltd. Class A	148	4,141
CCL Industries, Inc. Class B (a)	148	8,343
Celestica, Inc. (b)	298	73,348
Cenovus Energy, Inc. (a)	3,660	62,157
CGI, Inc.	3,468	308,965
Constellation Software, Inc.	247	670,663
Descartes Systems Group, Inc. (b)	1,242	116,970
Dollarama, Inc. (a)	1,480	195,227
Element Fleet Management Corp. (a)	252	6,527
Emera, Inc.	328	15,740
Empire Co. Ltd. Class A	272	9,765
Enbridge, Inc. (a)	1,675	84,520
Fairfax Financial Holdings Ltd. (a)	103	180,239

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
FirstService Corp.	20	$3,811
Fortis, Inc. (a)	531	26,939
Franco-Nevada Corp.	58	12,913
George Weston Ltd.	222	13,544
Gildan Activewear, Inc. (a)	112	6,472
Great-West Lifeco, Inc.	857	34,788
Hydro One Ltd. (c)	2,487	88,745
iA Financial Corp., Inc.	277	31,500
IGM Financial, Inc. (a)	124	4,515
Imperial Oil Ltd. (a)	669	60,673
Intact Financial Corp.	1,739	338,414
Keyera Corp. (a)	228	7,651
Kinross Gold Corp.	984	24,427
Loblaw Cos. Ltd. (a)	500	19,344
Lundin Gold, Inc. (a)	30	1,944
Magna International, Inc. (a)	928	43,979
Manulife Financial Corp.	2,363	73,638
Metro, Inc. (a)	203	13,637
National Bank of Canada (a)	513	54,504
Nutrien Ltd. (a)	1,009	59,268
Open Text Corp. (a)	278	10,394
Pan American Silver Corp.	268	10,388
Pembina Pipeline Corp. (a)	592	23,941
Power Corp. of Canada (a)	976	42,241
RB Global, Inc. (a)	82	8,884
Restaurant Brands International, Inc. (a)	178	11,421
Rogers Communications, Inc. Class B (a)	718	24,723
Royal Bank of Canada	1,697	250,171
Saputo, Inc. (a)	396	9,620
Shopify, Inc. Class A (b)	96	14,265
Stantec, Inc.	52	5,609
Sun Life Financial, Inc. (a)	609	36,578
Suncor Energy, Inc.	2,471	103,429
TC Energy Corp. (a)	673	36,600
Teck Resources Ltd. Class B (a)	795	34,882
TELUS Corp.	5,395	84,992
TFI International, Inc. (a)	104	9,155
Thomson Reuters Corp.	1,624	252,225
TMX Group Ltd.	102	3,903
Toromont Industries Ltd. (a)	220	24,432
Toronto-Dominion Bank	2,741	219,217
Tourmaline Oil Corp. (a)	510	22,000
Whitecap Resources, Inc. (a)	1,810	13,815
WSP Global, Inc. (a)	72	14,153
		4,982,505
CHILE — 0.0% *
Antofagasta PLC	302	11,185
Lundin Mining Corp. (a)	823	12,279
		23,464
CHINA — 0.2%
BOC Hong Kong Holdings Ltd.	47,500	223,080
Prosus NV	485	34,158
SITC International Holdings Co. Ltd.	16,000	61,611
Security Description	Shares	Value
Wharf Holdings Ltd. (a)	18,000	$51,499
Wilmar International Ltd.	7,500	16,580
Yangzijiang Shipbuilding Holdings Ltd.	8,900	23,265
		410,193
CONGO — 0.0% *
Ivanhoe Mines Ltd. Class A (a) (b)	208	2,206
DENMARK — 0.6%
AP Moller - Maersk AS Class A	18	35,219
AP Moller - Maersk AS Class B	30	58,864
Carlsberg AS Class B	262	30,469
Coloplast AS Class B	312	26,668
Danske Bank AS	1,108	47,248
Demant AS (b)	53	1,837
DSV AS	149	29,658
Genmab AS (b)	187	56,738
Novo Nordisk AS Class B	10,293	558,412
Novonesis Novozymes B Class B	169	10,351
Orsted AS (b) (c) (d)	203	3,628
Orsted AS (b) (d)	435	7,775
Pandora AS	230	29,992
Rockwool AS Class B	265	9,849
Tryg AS	2,456	62,359
Vestas Wind Systems AS	703	13,257
		982,324
FINLAND — 0.5%
Elisa OYJ (a)	2,419	126,938
Fortum OYJ	621	11,751
Kesko OYJ Class B	396	8,422
Kone OYJ Class B	1,037	70,672
Metso OYJ (a)	1,691	23,217
Neste OYJ (a)	1,548	28,348
Nokia OYJ (d)	14,532	69,649
Nokia OYJ (d)	630	3,016
Nordea Bank Abp (d)	975	15,996
Nordea Bank Abp (d)	7,341	120,544
Orion OYJ Class B	299	22,889
Sampo OYJ Class A	25,110	288,492
Stora Enso OYJ Class R	1,539	16,882
UPM-Kymmene OYJ	844	23,077
Wartsila OYJ Abp	1,318	39,413
		869,306
FRANCE — 2.1%
Accor SA	151	7,150
Aeroports de Paris SA (a)	354	46,711
Air Liquide SA	982	204,070
Airbus SE	357	82,804
Alstom SA (b)	617	16,036
Amundi SA (c)	82	6,494
Arkema SA	176	11,085
AXA SA	2,531	120,860
BioMerieux	31	4,145
BNP Paribas SA	2,533	230,155
Bollore SE	1,503	8,505

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Bouygues SA	582	$26,205
Bureau Veritas SA	212	6,636
Capgemini SE	199	28,889
Carrefour SA	3,192	48,364
Cie de Saint-Gobain SA	605	65,159
Cie Generale des Etablissements Michelin SCA	1,193	42,810
Covivio SA REIT	99	6,654
Credit Agricole SA	1,862	36,581
Danone SA	2,152	187,521
Dassault Aviation SA	10	3,344
Dassault Systemes SE	4,439	148,703
Edenred SE	186	4,415
Eiffage SA	140	17,881
Engie SA	6,269	134,468
EssilorLuxottica SA	156	50,591
FDJ UNITED	288	9,644
Gecina SA REIT	56	5,613
Getlink SE	126	2,318
Hermes International SCA	74	181,117
Ipsen SA	41	5,473
Kering SA	142	47,143
Klepierre SA REIT	239	9,312
Legrand SA	170	28,085
L'Oreal SA	571	247,236
LVMH Moet Hennessy Louis Vuitton SE	214	130,880
Orange SA	31,380	509,195
Pernod Ricard SA	268	26,307
Publicis Groupe SA	253	24,281
Renault SA	963	39,377
Rexel SA	508	16,618
Safran SA	77	27,152
Sartorius Stedim Biotech	11	2,224
Societe Generale SA	1,976	130,857
Sodexo SA	180	11,326
Teleperformance SE	123	9,154
Thales SA	49	15,350
TotalEnergies SE	7,308	444,200
Unibail-Rodamco-Westfield REIT (b)	176	18,496
Veolia Environnement SA	1,174	39,976
Vinci SA	634	87,867
		3,615,437
GERMANY — 2.6%
adidas AG	82	17,285
Allianz SE	438	183,936
BASF SE	2,089	104,049
Bayer AG	3,894	129,165
Bayerische Motoren Werke AG	1,267	127,197
Bayerische Motoren Werke AG Preference Shares	264	24,490
Beiersdorf AG	236	24,680
Brenntag SE	246	14,713
Commerzbank AG	1,612	60,782
Continental AG	294	19,387
Covestro AG (b)	2,855	195,575
Security Description	Shares	Value
CTS Eventim AG & Co. KGaA	582	$57,033
Daimler Truck Holding AG	979	40,284
Deutsche Bank AG	4,044	142,313
Deutsche Boerse AG	208	55,748
Deutsche Lufthansa AG	2,805	23,757
Deutsche Post AG	1,947	86,796
Deutsche Telekom AG	26,862	915,638
Dr. Ing hc F Porsche AG Preference Shares (c)	421	20,420
E.ON SE	6,270	117,986
Evonik Industries AG	514	8,920
Fresenius Medical Care AG	392	20,570
Fresenius SE & Co. KGaA	697	38,819
GEA Group AG	392	28,949
Hannover Rueck SE	51	15,377
Heidelberg Materials AG	159	35,786
Henkel AG & Co. KGaA	153	11,353
Henkel AG & Co. KGaA Preference Shares	225	18,163
Infineon Technologies AG	1,192	46,500
Knorr-Bremse AG	51	4,785
LEG Immobilien SE	96	7,637
Mercedes-Benz Group AG	3,629	228,000
Merck KGaA	148	19,033
MTU Aero Engines AG	29	13,320
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	404	257,952
Nemetschek SE	117	15,232
Porsche Automobil Holding SE Preference Shares	496	19,495
Rational AG	14	10,676
Rheinmetall AG	89	207,529
RWE AG	1,415	62,880
SAP SE	2,069	554,042
Sartorius AG Preference Shares	9	2,093
Scout24 SE (c)	1,097	137,405
Siemens AG	529	142,465
Siemens Energy AG (b)	208	24,298
Siemens Healthineers AG (c)	246	13,302
Symrise AG	68	5,916
Talanx AG	107	14,232
Volkswagen AG Preference Shares	1,766	190,821
Vonovia SE	785	24,489
Zalando SE (b) (c)	245	7,488
		4,548,761
HONG KONG — 0.7%
AIA Group Ltd.	7,800	74,838
CK Asset Holdings Ltd.	6,678	32,375
CK Infrastructure Holdings Ltd.	500	3,284
CLP Holdings Ltd.	20,500	169,815
Futu Holdings Ltd. ADR	150	26,087
Hang Seng Bank Ltd.	5,300	80,722
Henderson Land Development Co. Ltd. (a)	3,000	10,580

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
HKT Trust & HKT Ltd. Stapled Security	60,540	$89,638
Hong Kong & China Gas Co. Ltd.	112,277	97,552
Hong Kong Exchanges & Clearing Ltd.	2,971	168,781
Hongkong Land Holdings Ltd.	1,870	11,837
Jardine Matheson Holdings Ltd.	450	28,350
Link REIT	3,910	20,102
MTR Corp. Ltd. (a)	9,538	32,339
Power Assets Holdings Ltd.	21,000	133,011
Prudential PLC	2,957	41,441
Sino Land Co. Ltd.	6,776	8,578
Sun Hung Kai Properties Ltd.	3,500	41,926
Swire Pacific Ltd. Class A	6,000	50,859
Techtronic Industries Co. Ltd.	4,000	51,180
WH Group Ltd. (c)	21,072	22,831
Wharf Real Estate Investment Co. Ltd.	5,000	14,781
		1,210,907
IRELAND — 0.6%
Accenture PLC Class A	2,895	713,907
AerCap Holdings NV	301	36,421
AIB Group PLC	17,691	160,371
Bank of Ireland Group PLC	2,359	38,847
Kerry Group PLC Class A	141	12,715
Kingspan Group PLC	130	10,815
		973,076
ISRAEL — 0.4%
Azrieli Group Ltd.	30	2,985
Bank Hapoalim BM	8,141	165,900
Bank Leumi Le-Israel BM	7,234	142,972
Check Point Software Technologies Ltd. (b)	1,061	219,532
Elbit Systems Ltd.	10	5,076
ICL Group Ltd.	1,467	9,192
Israel Discount Bank Ltd. Class A	2,400	23,786
Mizrahi Tefahot Bank Ltd.	970	63,982
Nice Ltd. (b)	34	5,023
Phoenix Financial Ltd.	259	9,722
Teva Pharmaceutical Industries Ltd. (b)	1,659	32,341
		680,511
ITALY — 0.9%
Banca Mediolanum SpA	196	3,927
Banca Monte dei Paschi di Siena SpA (a)	1,830	16,213
Banco BPM SpA	2,162	32,326
BPER Banca SpA	3,195	35,424
Coca-Cola HBC AG	161	7,595
Davide Campari-Milano NV (a)	321	2,025
Enel SpA	12,501	118,479
Eni SpA	13,851	241,943
Ferrari NV	828	400,445
FinecoBank Banca Fineco SpA	1,694	36,634
Generali (a)	1,355	53,193
Security Description	Shares	Value
Infrastrutture Wireless Italiane SpA (c)	4,306	$50,646
Intesa Sanpaolo SpA	23,486	154,924
Leonardo SpA	293	18,598
Moncler SpA	591	34,631
Nexi SpA (a) (c)	1,035	5,857
Poste Italiane SpA (c)	543	12,882
Prysmian SpA	288	28,486
Recordati Industria Chimica e Farmaceutica SpA (a)	74	4,495
Ryanair Holdings PLC	642	18,632
Snam SpA	1,948	11,715
Telecom Italia SpA (a) (b)	29,136	15,245
Terna - Rete Elettrica Nazionale	1,252	12,707
UniCredit SpA	3,141	237,938
Unipol Assicurazioni SpA	665	14,268
		1,569,228
JAPAN — 7.8%
Advantest Corp.	1,800	178,556
Aeon Co. Ltd.	3,300	40,109
AGC, Inc.	600	19,603
Aisin Corp. (a)	1,800	31,202
Ajinomoto Co., Inc.	500	14,375
ANA Holdings, Inc.	1,600	30,996
Asahi Group Holdings Ltd.	2,300	27,651
Asahi Kasei Corp.	3,200	25,232
Asics Corp.	1,500	39,327
Astellas Pharma, Inc. (a)	10,500	113,791
Bandai Namco Holdings, Inc.	1,500	50,022
Bridgestone Corp.	2,100	97,375
Canon, Inc. (a)	14,100	414,068
Capcom Co. Ltd.	800	21,792
Central Japan Railway Co.	12,700	364,872
Chiba Bank Ltd.	1,300	13,684
Chubu Electric Power Co., Inc.	12,200	170,049
Chugai Pharmaceutical Co. Ltd.	1,600	69,857
Concordia Financial Group Ltd.	2,100	16,168
Dai Nippon Printing Co. Ltd.	900	15,330
Daifuku Co. Ltd.	900	28,904
Dai-ichi Life Holdings, Inc.	7,200	56,845
Daiichi Sankyo Co. Ltd.	700	15,712
Daikin Industries Ltd.	300	34,695
Daito Trust Construction Co. Ltd.	1,000	21,972
Daiwa House Industry Co. Ltd.	1,100	39,625
Daiwa Securities Group, Inc.	2,300	18,727
Denso Corp.	3,300	47,717
Disco Corp.	200	62,985
East Japan Railway Co.	9,400	230,409
Eisai Co. Ltd.	300	10,106
ENEOS Holdings, Inc.	14,900	94,827
FANUC Corp.	700	20,201
Fast Retailing Co. Ltd. (a)	400	121,989
Fuji Electric Co. Ltd. (a)	200	13,467
FUJIFILM Holdings Corp.	14,500	361,408
Fujikura Ltd.	100	9,788
Fujitsu Ltd.	8,500	200,521

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Hankyu Hanshin Holdings, Inc.	2,800	$82,738
Hitachi Ltd.	3,600	95,798
Honda Motor Co. Ltd. (a)	15,800	163,793
Hoya Corp.	800	110,912
Hulic Co. Ltd. (a)	600	6,582
Idemitsu Kosan Co. Ltd.	5,000	34,398
IHI Corp.	700	13,082
Inpex Corp.	8,900	161,084
Isuzu Motors Ltd.	1,500	18,988
ITOCHU Corp.	1,700	96,992
Japan Airlines Co. Ltd.	200	4,040
Japan Exchange Group, Inc.	2,400	26,854
Japan Post Bank Co. Ltd.	7,600	93,376
Japan Post Holdings Co. Ltd.	6,300	62,708
Japan Post Insurance Co. Ltd.	600	17,035
Japan Tobacco, Inc.	1,000	32,921
JFE Holdings, Inc. (a)	3,400	41,819
Kajima Corp.	600	17,535
Kansai Electric Power Co., Inc.	3,100	44,469
Kao Corp. (a)	1,000	43,681
Kawasaki Heavy Industries Ltd. (a)	200	13,231
Kawasaki Kisen Kaisha Ltd. (a)	1,400	19,964
KDDI Corp.	37,600	600,974
Keyence Corp.	600	224,180
Kikkoman Corp. (a)	500	4,249
Kirin Holdings Co. Ltd.	1,300	19,079
Kobe Bussan Co. Ltd.	400	11,007
Komatsu Ltd.	1,400	48,915
Kubota Corp.	2,400	30,275
Kyocera Corp.	21,000	282,896
Kyowa Kirin Co. Ltd.	300	4,669
Lasertec Corp. (a)	300	41,247
LY Corp.	2,800	9,027
M3, Inc. (a)	200	3,231
Makita Corp.	200	6,508
Marubeni Corp.	3,000	75,119
MatsukiyoCocokara & Co.	300	6,102
MEIJI Holdings Co. Ltd. (a)	400	8,304
Minebea Mitsumi, Inc.	700	13,222
Mitsubishi Chemical Group Corp.	6,200	35,739
Mitsubishi Corp.	6,600	157,799
Mitsubishi Electric Corp.	2,100	54,077
Mitsubishi Estate Co. Ltd.	1,200	27,651
Mitsubishi HC Capital, Inc.	2,100	17,383
Mitsubishi Heavy Industries Ltd.	1,500	39,398
Mitsubishi UFJ Financial Group, Inc. (a)	17,800	288,541
Mitsui & Co. Ltd.	5,400	134,557
Mitsui Fudosan Co. Ltd.	3,100	33,858
Mitsui OSK Lines Ltd. (a)	1,300	39,559
Mizuho Financial Group, Inc.	4,540	153,337
MonotaRO Co. Ltd. (a)	600	8,759
MS&AD Insurance Group Holdings, Inc.	4,100	93,169
Murata Manufacturing Co. Ltd.	2,100	40,035
NEC Corp.	4,800	154,025
Security Description	Shares	Value
Nexon Co. Ltd.	300	$6,596
NIDEC Corp.	800	14,265
Nintendo Co. Ltd.	2,300	199,421
Nippon Building Fund, Inc. REIT	5	4,723
Nippon Paint Holdings Co. Ltd. (a)	1,000	6,839
Nippon Sanso Holdings Corp.	200	7,106
Nippon Steel Corp. (a)	20,000	82,541
Nippon Yusen KK (a)	1,600	54,722
Nissan Motor Co. Ltd. (a) (b)	22,200	54,686
Nissin Foods Holdings Co. Ltd. (a)	200	3,773
Nitori Holdings Co. Ltd. (a)	500	9,661
Nitto Denko Corp.	800	19,051
Nomura Holdings, Inc.	5,500	40,426
Nomura Research Institute Ltd. (a)	5,100	195,905
NTT, Inc.	497,500	521,131
Obayashi Corp.	900	14,802
Obic Co. Ltd.	5,500	191,942
Olympus Corp.	1,100	13,936
Oracle Corp. Japan	700	71,571
Oriental Land Co. Ltd.	2,000	48,306
ORIX Corp.	2,300	60,457
Osaka Gas Co. Ltd.	3,800	110,358
Otsuka Corp.	4,000	83,637
Otsuka Holdings Co. Ltd.	2,400	127,715
Pan Pacific International Holdings Corp. (a)	12,000	79,223
Panasonic Holdings Corp.	6,300	68,680
Rakuten Group, Inc. (a) (b)	1,300	8,450
Recruit Holdings Co. Ltd.	3,298	177,824
Renesas Electronics Corp.	2,500	28,879
Resona Holdings, Inc.	3,600	36,820
SBI Holdings, Inc.	600	26,148
SCREEN Holdings Co. Ltd. (a)	200	18,228
SCSK Corp.	2,700	80,972
Secom Co. Ltd.	5,400	198,361
Sekisui Chemical Co. Ltd.	600	11,193
Sekisui House Ltd.	1,200	27,358
Seven & i Holdings Co. Ltd.	4,400	59,318
SG Holdings Co. Ltd. (a)	4,800	49,695
Shimadzu Corp.	4,100	103,690
Shimano, Inc.	100	11,240
Shin-Etsu Chemical Co. Ltd.	1,700	55,863
Shionogi & Co. Ltd.	4,300	75,454
Shiseido Co. Ltd.	500	8,555
SoftBank Corp.	448,200	660,684
SoftBank Group Corp.	900	113,867
Sompo Holdings, Inc.	1,100	34,076
Sony Financial Group, Inc. (b)	5,000	5,552
Sony Group Corp.	5,000	144,192
Subaru Corp.	1,700	34,878
Sumitomo Corp.	2,300	66,780
Sumitomo Electric Industries Ltd.	1,500	42,841
Sumitomo Metal Mining Co. Ltd.	900	29,050
Sumitomo Mitsui Financial Group, Inc. (a)	7,200	203,590

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Sumitomo Mitsui Trust Group, Inc. (a)	1,300	$37,842
Sumitomo Realty & Development Co. Ltd.	400	17,692
Suntory Beverage & Food Ltd.	200	6,263
Suzuki Motor Corp.	2,600	38,036
Sysmex Corp.	1,200	14,825
T&D Holdings, Inc.	600	14,715
Taisei Corp.	200	13,773
Takeda Pharmaceutical Co. Ltd. (a)	12,768	373,050
TDK Corp.	2,400	34,915
Terumo Corp.	700	11,579
TIS, Inc.	3,600	119,053
Toho Co. Ltd.	700	45,028
Tokio Marine Holdings, Inc.	5,300	224,977
Tokyo Electron Ltd.	1,200	214,186
Tokyo Gas Co. Ltd.	2,000	71,287
Tokyo Metro Co. Ltd. (a)	500	5,737
Tokyu Corp.	3,200	39,089
TOPPAN Holdings, Inc.	400	10,279
Toray Industries, Inc.	2,700	17,282
Toyota Industries Corp.	200	22,534
Toyota Motor Corp.	18,500	356,947
Toyota Tsusho Corp.	1,600	44,441
Trend Micro, Inc.	300	16,454
Unicharm Corp.	900	5,847
West Japan Railway Co. (a)	3,300	72,464
Yakult Honsha Co. Ltd. (a)	300	4,899
Yamaha Motor Co. Ltd.	2,700	20,293
Yokogawa Electric Corp.	3,700	106,602
Zensho Holdings Co. Ltd.	100	6,549
ZOZO, Inc. (a)	1,400	12,892
		13,397,409
JERSEY — 0.0% *
Aptiv PLC (b)	456	39,316
LUXEMBOURG — 0.1%
ArcelorMittal SA	2,075	74,558
CVC Capital Partners PLC (a) (c)	56	975
Eurofins Scientific SE	120	8,711
		84,244
MACAU — 0.0% *
Galaxy Entertainment Group Ltd.	2,000	11,023
Sands China Ltd.	800	2,231
		13,254
NETHERLANDS — 1.7%
ABN AMRO Bank NV Dutch Certificate (c)	1,232	39,447
Adyen NV (b) (c)	57	91,421
Aegon Ltd. (a)	1,731	13,896
Akzo Nobel NV	201	14,312
Argenx SE (b)	354	256,724
ASM International NV	107	64,220
ASML Holding NV (a)	1,194	1,161,783
ASR Nederland NV	213	14,461
Security Description	Shares	Value
BE Semiconductor Industries NV	196	$29,213
Euronext NV (c)	43	6,437
EXOR NV	558	54,550
Heineken Holding NV (a)	235	16,112
Heineken NV (a)	318	24,818
IMCD NV	43	4,446
ING Groep NV	6,264	162,476
JDE Peet's NV	251	9,202
Koninklijke Ahold Delhaize NV	7,726	312,739
Koninklijke KPN NV	60,271	289,435
Koninklijke Philips NV	861	23,309
NN Group NV	726	51,098
NXP Semiconductors NV	177	40,308
Randstad NV (a)	316	13,430
Universal Music Group NV	3,387	97,742
Wolters Kluwer NV	581	79,293
		2,870,872
NEW ZEALAND — 0.1%
Auckland International Airport Ltd.	989	4,525
Contact Energy Ltd.	606	3,202
Fisher & Paykel Healthcare Corp. Ltd.	118	2,539
Infratil Ltd.	12,020	86,196
Meridian Energy Ltd.	787	2,545
Xero Ltd. (b)	10	1,044
		100,051
NORWAY — 0.1%
Aker BP ASA	818	20,750
DNB Bank ASA	1,471	40,027
Equinor ASA	2,778	67,767
Gjensidige Forsikring ASA	504	14,780
Kongsberg Gruppen ASA	1,110	35,482
Mowi ASA	511	10,796
Norsk Hydro ASA	3,315	22,459
Orkla ASA	659	6,882
Salmar ASA	41	2,190
Telenor ASA	611	10,128
		231,261
POLAND — 0.0% *
InPost SA (b)	510	6,262
PORTUGAL — 0.1%
Banco Comercial Portugues SA Class R	12,784	11,314
EDP SA	5,111	24,244
Galp Energia SGPS SA	2,784	52,666
Jeronimo Martins SGPS SA	442	10,751
		98,975
SINGAPORE — 0.7%
CapitaLand Ascendas REIT	4,300	9,306
CapitaLand Integrated Commercial Trust REIT	6,835	12,141
CapitaLand Investment Ltd.	2,500	5,216
DBS Group Holdings Ltd.	7,653	303,639

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Genting Singapore Ltd.	5,700	$3,250
Grab Holdings Ltd. Class A (b)	587	3,534
Keppel Ltd.	2,000	13,838
Oversea-Chinese Banking Corp. Ltd.	10,151	129,446
Sea Ltd. ADR (b)	47	8,400
Sembcorp Industries Ltd.	1,000	4,670
Singapore Airlines Ltd. (a)	19,850	100,389
Singapore Exchange Ltd.	8,200	105,140
Singapore Technologies Engineering Ltd.	800	5,343
Singapore Telecommunications Ltd.	113,442	363,416
STMicroelectronics NV	1,531	42,904
United Overseas Bank Ltd.	2,300	61,692
		1,172,324
SOUTH AFRICA — 0.0% *
Anglo American PLC	2,115	79,298
SOUTH KOREA — 0.0% *
Delivery Hero SE (b) (c)	88	2,524
SPAIN — 1.2%
Acciona SA (a)	53	10,643
ACS Actividades de Construccion y Servicios SA	276	22,052
Aena SME SA (c)	6,664	182,209
Amadeus IT Group SA	216	17,131
Banco Bilbao Vizcaya Argentaria SA	10,215	196,123
Banco de Sabadell SA	11,282	43,746
Banco Santander SA	34,618	360,960
Bankinter SA	957	15,073
CaixaBank SA	6,448	67,778
Cellnex Telecom SA (b) (c)	343	11,885
EDP Renovaveis SA	261	3,435
Endesa SA	381	12,181
Grifols SA	510	7,386
Iberdrola SA	5,694	107,750
Industria de Diseno Textil SA	8,022	442,732
Redeia Corp. SA	5,794	111,923
Repsol SA	7,364	130,353
Telefonica SA (a)	62,062	320,715
		2,064,075
SWEDEN — 0.6%
AddTech AB Class B	571	18,529
Alfa Laval AB	733	33,388
Assa Abloy AB Class B	725	25,176
Atlas Copco AB Class A	7,047	119,060
Atlas Copco AB Class B	4,322	64,772
Beijer Ref AB (a)	163	2,542
Boliden AB (b)	535	21,770
Epiroc AB Class A (a)	1,589	33,520
Epiroc AB Class B	966	18,221
EQT AB	141	4,881
Essity AB Class B	675	17,641
Evolution AB (c)	501	41,198
Fastighets AB Balder Class B (a) (b)	784	5,613
Security Description	Shares	Value
H & M Hennes & Mauritz AB Class B (a)	618	$11,516
Hexagon AB Class B	1,808	21,511
Holmen AB Class B	91	3,458
Industrivarden AB Class A	133	5,278
Industrivarden AB Class C (a)	178	7,057
Indutrade AB	608	13,951
Investment AB Latour Class B	59	1,398
Investor AB Class B	1,849	57,809
L E Lundbergforetagen AB Class B	74	3,843
Lifco AB Class B	490	16,557
Nibe Industrier AB Class B	1,036	4,080
Saab AB Class B (a)	96	5,864
Sagax AB Class B (a)	74	1,545
Sandvik AB	3,063	85,262
Securitas AB Class B	815	12,270
Skandinaviska Enskilda Banken AB Class A	2,884	56,391
Skanska AB Class B	537	13,926
SKF AB Class B	512	12,695
Svenska Cellulosa AB SCA Class B	652	8,620
Svenska Handelsbanken AB Class A	2,775	36,114
Swedbank AB Class A	1,639	49,352
Swedish Orphan Biovitrum AB (b)	120	3,659
Tele2 AB Class B	413	7,050
Telefonaktiebolaget LM Ericsson Class B (a)	2,589	21,428
Telia Co. AB	18,040	68,841
Trelleborg AB Class B	161	6,000
Volvo AB Class B	4,845	138,832
		1,080,618
SWITZERLAND — 1.7%
ABB Ltd.	4,276	308,050
Avolta AG	152	8,226
Baloise Holding AG	42	10,367
Banque Cantonale Vaudoise	31	3,659
Barry Callebaut AG (a)	8	10,960
BKW AG	337	71,962
Chocoladefabriken Lindt & Spruengli AG	1	150,317
Cie Financiere Richemont SA Class A	280	53,350
DSM-Firmenich AG	534	45,503
EMS-Chemie Holding AG	18	12,725
Galderma Group AG	41	7,127
Geberit AG	104	78,061
Givaudan SA	39	158,421
Helvetia Holding AG	279	68,273
Julius Baer Group Ltd. (a)	239	16,509
Kuehne & Nagel International AG	165	30,723
Logitech International SA	437	47,663
Lonza Group AG	32	21,203
Partners Group Holding AG	67	87,029
Sandoz Group AG	378	22,410
Schindler Holding AG (d)	102	38,613

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Schindler Holding AG (d)	402	$144,753
SGS SA	89	9,226
SIG Group AG	241	2,485
Sika AG	349	77,682
Sonova Holding AG	130	35,390
Straumann Holding AG (a)	287	30,624
Swatch Group AG Bearer Shares	61	11,458
Swiss Life Holding AG	21	22,582
Swiss Prime Site AG	63	8,813
Swisscom AG	411	298,313
TE Connectivity PLC	733	160,916
UBS Group AG	5,620	229,631
VAT Group AG (a) (c)	68	26,870
Zurich Insurance Group AG	768	546,910
		2,856,804
UNITED KINGDOM — 2.7%
3i Group PLC	1,136	62,535
Admiral Group PLC	775	34,973
Ashtead Group PLC	466	31,148
Associated British Foods PLC	534	14,745
AstraZeneca PLC	4,188	630,452
Auto Trader Group PLC (c)	2,891	30,677
Aviva PLC	3,163	29,203
BAE Systems PLC	1,875	51,974
Barclays PLC	35,598	181,919
Barratt Redrow PLC	2,278	11,957
British American Tobacco PLC	2,029	107,814
British American Tobacco PLC ADR	823	43,685
BT Group PLC	15,762	40,561
Bunzl PLC	499	15,760
Centrica PLC	22,234	49,868
CK Hutchison Holdings Ltd.	11,000	72,458
Coca-Cola Europacific Partners PLC	175	15,822
Compass Group PLC	9,257	315,170
DCC PLC (a)	272	17,474
Diageo PLC	5,771	137,942
Entain PLC	865	10,175
Flutter Entertainment PLC (b)	72	18,288
Halma PLC	880	40,872
Hikma Pharmaceuticals PLC	520	11,887
HSBC Holdings PLC	36,720	516,588
Imperial Brands PLC	2,920	124,143
Informa PLC	1,198	14,799
InterContinental Hotels Group PLC	46	5,557
International Consolidated Airlines Group SA	2,310	12,029
Intertek Group PLC	450	28,606
J Sainsbury PLC	6,417	28,854
JD Sports Fashion PLC	5,713	7,330
Kingfisher PLC	4,907	20,393
Land Securities Group PLC REIT	1,084	8,493
Legal & General Group PLC	7,120	22,813
Lloyds Banking Group PLC	120,119	135,545
London Stock Exchange Group PLC	278	31,872
M&G PLC	3,351	11,414
Marks & Spencer Group PLC	2,961	14,530
Security Description	Shares	Value
Melrose Industries PLC	1,431	$11,728
National Grid PLC	5,098	73,264
NatWest Group PLC	14,678	103,069
Next PLC	362	60,309
Pearson PLC	569	8,093
Phoenix Group Holdings PLC	558	4,834
Reckitt Benckiser Group PLC	2,028	156,113
RELX PLC	5,023	240,532
Rentokil Initial PLC	2,858	14,459
Rolls-Royce Holdings PLC	1,470	23,550
Sage Group PLC	7,863	116,441
Schroders PLC	1,091	5,522
Segro PLC REIT	1,418	12,511
Severn Trent PLC	165	5,749
Smith & Nephew PLC	831	14,963
Smiths Group PLC	877	27,769
Spirax Group PLC	44	4,037
SSE PLC	1,292	30,291
Standard Chartered PLC	4,851	93,748
Tesco PLC	13,620	81,687
Unilever PLC	6,880	407,537
United Utilities Group PLC	443	6,838
Vodafone Group PLC	164,681	191,018
Whitbread PLC	218	9,450
Wise PLC Class A (b)	2,018	28,118
WPP PLC	2,950	14,607
		4,706,562
UNITED STATES — 69.5%
3M Co.	1,331	206,545
Abbott Laboratories	7,734	1,035,892
AbbVie, Inc.	2,030	470,026
Adobe, Inc. (b)	1,602	565,105
Advanced Micro Devices, Inc. (b)	581	94,000
AECOM	94	12,264
Aflac, Inc.	1,525	170,343
Agilent Technologies, Inc.	717	92,027
Air Products & Chemicals, Inc.	138	37,635
Airbnb, Inc. Class A (b)	164	19,913
Akamai Technologies, Inc. (b)	1,166	88,336
Albertsons Cos., Inc. Class A	1,442	25,249
Alcon AG	334	24,876
Alexandria Real Estate Equities, Inc. REIT	228	19,002
Align Technology, Inc. (b)	40	5,009
Allegion PLC	252	44,692
Alliant Energy Corp.	657	44,288
Allstate Corp.	778	166,998
Alphabet, Inc. Class A	11,286	2,743,627
Alphabet, Inc. Class C	9,626	2,344,412
Altria Group, Inc.	1,147	75,771
Amazon.com, Inc. (b)	3,056	671,006
Amcor PLC	1,747	14,290
Ameren Corp.	1,495	156,048
American Electric Power Co., Inc.	1,122	126,225
American Express Co.	303	100,644
American Financial Group, Inc.	205	29,873

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
American Homes 4 Rent Class A, REIT	218	$7,249
American International Group, Inc.	1,020	80,111
American Tower Corp. REIT	162	31,156
American Water Works Co., Inc.	640	89,082
Ameriprise Financial, Inc.	307	150,814
AMETEK, Inc.	104	19,552
Amgen, Inc.	715	201,773
Amphenol Corp. Class A	3,598	445,252
Amrize Ltd. (b)	578	27,888
Analog Devices, Inc.	238	58,477
Annaly Capital Management, Inc. REIT	550	11,116
Aon PLC Class A	1,047	373,339
Apollo Global Management, Inc.	185	24,655
Apple, Inc.	17,352	4,418,340
Applied Materials, Inc.	2,362	483,596
AppLovin Corp. Class A (b)	20	14,371
Arch Capital Group Ltd.	3,446	312,656
Archer-Daniels-Midland Co.	1,556	92,955
ARES Management Corp. Class A	42	6,715
Arista Networks, Inc. (b)	3,109	453,012
Arthur J Gallagher & Co.	1,031	319,342
AT&T, Inc.	39,560	1,117,174
Atlassian Corp. Class A (b)	10	1,597
Atmos Energy Corp.	108	18,441
Autodesk, Inc. (b)	563	178,848
Automatic Data Processing, Inc.	1,263	370,690
AutoZone, Inc. (b)	139	596,343
AvalonBay Communities, Inc. REIT	79	15,260
Avery Dennison Corp.	219	35,515
Axon Enterprise, Inc. (b)	10	7,176
Baker Hughes Co.	1,039	50,620
Ball Corp.	170	8,571
Bank of America Corp.	11,936	615,778
Bank of New York Mellon Corp.	725	78,996
Baxter International, Inc.	575	13,093
Becton Dickinson & Co.	555	103,879
Bentley Systems, Inc. Class B	2,290	117,889
Berkshire Hathaway, Inc. Class B (b)	2,388	1,200,543
Best Buy Co., Inc.	927	70,100
Biogen, Inc. (b)	229	32,078
BioMarin Pharmaceutical, Inc. (b)	1,170	63,367
Blackrock, Inc.	329	383,571
Blackstone, Inc.	167	28,532
Block, Inc. (b)	462	33,389
Boeing Co. (b)	142	30,648
Booking Holdings, Inc.	6	32,396
Booz Allen Hamilton Holding Corp.	298	29,785
Boston Scientific Corp. (b)	1,937	189,109
BP PLC	62,439	357,879
Bristol-Myers Squibb Co.	5,062	228,296
Broadcom, Inc.	632	208,503
Broadridge Financial Solutions, Inc.	281	66,926
Brown & Brown, Inc.	2,009	188,424
Security Description	Shares	Value
Brown-Forman Corp. Class B	463	$12,538
Builders FirstSource, Inc. (b)	212	25,705
Bunge Global SA	568	46,150
Burlington Stores, Inc. (b)	35	8,908
BXP, Inc. REIT (a)	148	11,002
Cadence Design Systems, Inc. (b)	593	208,297
Camden Property Trust REIT	60	6,407
Capital One Financial Corp.	517	109,904
Cardinal Health, Inc.	1,354	212,524
Carlisle Cos., Inc.	119	39,146
Carlyle Group, Inc.	144	9,029
Carnival Corp. (b)	597	17,259
Carrier Global Corp.	424	25,313
Carvana Co. (b)	20	7,545
Caterpillar, Inc.	1,417	676,122
Cboe Global Markets, Inc.	1,781	436,790
CBRE Group, Inc. Class A (b)	229	36,081
CDW Corp.	632	100,665
Cencora, Inc.	3,110	971,968
Centene Corp. (b)	1,679	59,907
CenterPoint Energy, Inc.	563	21,844
CF Industries Holdings, Inc.	2,366	212,230
CH Robinson Worldwide, Inc.	363	48,061
Charles Schwab Corp.	865	82,582
Charter Communications, Inc. Class A (b)	143	39,340
Cheniere Energy, Inc.	227	53,340
Chevron Corp.	4,452	691,351
Chipotle Mexican Grill, Inc. (b)	3,508	137,479
Chubb Ltd.	2,165	611,071
Church & Dwight Co., Inc.	4,193	367,433
Cigna Group	897	258,560
Cincinnati Financial Corp.	156	24,664
Cintas Corp.	969	198,897
Cisco Systems, Inc.	20,821	1,424,573
Citigroup, Inc.	4,498	456,547
Citizens Financial Group, Inc.	1,107	58,848
Clorox Co.	64	7,891
Cloudflare, Inc. Class A (b)	10	2,146
CME Group, Inc.	1,518	410,148
CMS Energy Corp.	1,687	123,590
CNH Industrial NV	1,631	17,612
Coca-Cola Co.	16,101	1,067,818
Cognizant Technology Solutions Corp. Class A	3,994	267,878
Coinbase Global, Inc. Class A (b)	35	11,812
Colgate-Palmolive Co.	5,070	405,296
Comcast Corp. Class A	6,884	216,295
ConocoPhillips	2,061	194,950
Consolidated Edison, Inc.	5,580	560,902
Constellation Brands, Inc. Class A	72	9,696
Constellation Energy Corp.	124	40,805
Cooper Cos., Inc. (b)	126	8,639
Copart, Inc. (b)	1,999	89,895
Corebridge Financial, Inc.	624	19,999
Corning, Inc.	507	41,589

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Corpay, Inc. (b)	29	$8,354
Corteva, Inc.	982	66,413
CoStar Group, Inc. (b)	104	8,774
Costco Wholesale Corp.	1,157	1,070,954
Coterra Energy, Inc.	3,046	72,038
CRH PLC	637	76,186
Crowdstrike Holdings, Inc. Class A (b)	120	58,846
Crown Castle, Inc. REIT	164	15,824
Crown Holdings, Inc.	124	11,977
CSL Ltd.	233	30,606
CSX Corp.	4,684	166,329
Cummins, Inc.	417	176,128
CVS Health Corp.	4,068	306,687
Danaher Corp.	385	76,330
Darden Restaurants, Inc.	283	53,872
Datadog, Inc. Class A (b)	20	2,848
DaVita, Inc. (b)	44	5,846
Deckers Outdoor Corp. (b)	455	46,123
Deere & Co.	185	84,593
Dell Technologies, Inc. Class C	241	34,167
Delta Air Lines, Inc.	327	18,557
Devon Energy Corp.	1,602	56,166
Dexcom, Inc. (b)	838	56,389
Diamondback Energy, Inc.	647	92,586
Dick's Sporting Goods, Inc.	178	39,555
Digital Realty Trust, Inc. REIT	142	24,549
Docusign, Inc. (b)	443	31,936
Dollar General Corp.	619	63,974
Dollar Tree, Inc. (b)	251	23,687
Dominion Energy, Inc.	1,488	91,021
Domino's Pizza, Inc.	10	4,317
DoorDash, Inc. Class A (b)	36	9,792
Dover Corp.	327	54,553
Dow, Inc.	1,913	43,865
DR Horton, Inc.	993	168,284
DraftKings, Inc. Class A (b)	42	1,571
DTE Energy Co.	196	27,720
Duke Energy Corp.	7,395	915,131
DuPont de Nemours, Inc.	466	36,301
Dynatrace, Inc. (b)	2,302	111,532
Eaton Corp. PLC	890	333,082
eBay, Inc.	260	23,647
Ecolab, Inc.	89	24,374
Edison International	664	36,706
Edwards Lifesciences Corp. (b)	1,334	103,745
Electronic Arts, Inc.	1,494	301,340
Elevance Health, Inc.	1,572	507,945
Eli Lilly & Co.	2,033	1,551,179
EMCOR Group, Inc.	136	88,337
Emerson Electric Co.	344	45,126
Entegris, Inc. (a)	92	8,506
Entergy Corp.	370	34,480
EOG Resources, Inc.	829	92,947
EQT Corp.	528	28,739
Equifax, Inc.	42	10,774
Security Description	Shares	Value
Equinix, Inc. REIT	18	$14,098
Equitable Holdings, Inc.	348	17,671
Equity LifeStyle Properties, Inc. REIT	66	4,006
Equity Residential REIT	229	14,823
Erie Indemnity Co. Class A	71	22,589
Essential Utilities, Inc.	230	9,177
Essex Property Trust, Inc. REIT	35	9,368
Estee Lauder Cos., Inc. Class A	230	20,268
Everest Group Ltd.	88	30,820
Evergy, Inc.	260	19,765
Eversource Energy	349	24,828
Exelon Corp.	1,189	53,517
Expand Energy Corp.	2,626	278,986
Expedia Group, Inc.	90	19,238
Expeditors International of Washington, Inc.	460	56,391
Experian PLC	2,018	101,117
Extra Space Storage, Inc. REIT	121	17,054
Exxon Mobil Corp.	12,421	1,400,468
F5, Inc. (b)	984	318,019
FactSet Research Systems, Inc.	90	25,784
Fair Isaac Corp. (b)	36	53,875
Fastenal Co.	3,100	152,024
FedEx Corp.	417	98,333
Ferguson Enterprises, Inc.	551	123,744
Ferrovial SE	201	11,521
Fidelity National Financial, Inc.	266	16,090
Fidelity National Information Services, Inc.	266	17,540
Fifth Third Bancorp	1,117	49,762
First Citizens BancShares, Inc. Class A	63	112,717
First Solar, Inc. (b)	470	103,649
FirstEnergy Corp.	2,599	119,086
Fiserv, Inc. (b)	333	42,934
Ford Motor Co.	13,876	165,957
Fortinet, Inc. (b)	2,803	235,676
Fortive Corp.	219	10,729
Fox Corp. Class A	245	15,450
Fox Corp. Class B	142	8,135
Freeport-McMoRan, Inc.	1,179	46,240
Gaming & Leisure Properties, Inc. REIT	194	9,042
Garmin Ltd.	378	93,071
Gartner, Inc. (b)	625	164,294
GE HealthCare Technologies, Inc.	1,288	96,729
GE Vernova, Inc.	66	40,583
Gen Digital, Inc.	4,253	120,743
General Dynamics Corp.	945	322,245
General Electric Co.	2,884	867,565
General Mills, Inc.	8,084	407,595
General Motors Co.	4,476	272,902
Genuine Parts Co.	168	23,285
GFL Environmental, Inc.	90	4,266
Gilead Sciences, Inc.	3,249	360,639

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Global Payments, Inc.	418	$34,727
GoDaddy, Inc. Class A (b)	2,149	294,048
Goldman Sachs Group, Inc.	311	247,665
Graco, Inc.	420	35,683
GSK PLC	15,695	332,682
Haleon PLC	6,857	30,685
Halliburton Co.	1,725	42,435
Hartford Insurance Group, Inc.	315	42,018
HCA Healthcare, Inc.	419	178,578
Healthpeak Properties, Inc. REIT	731	13,999
HEICO Corp.	7	2,260
HEICO Corp. Class A	20	5,082
Hershey Co.	1,463	273,654
Hewlett Packard Enterprise Co.	2,879	70,708
Hilton Worldwide Holdings, Inc.	52	13,491
Holcim AG	578	48,919
Hologic, Inc. (b)	2,474	166,970
Home Depot, Inc.	504	204,216
Honeywell International, Inc.	1,487	313,013
Hormel Foods Corp.	4,637	114,719
Howmet Aerospace, Inc.	832	163,263
HP, Inc.	1,790	48,742
Hubbell, Inc.	134	57,662
Humana, Inc.	381	99,125
Huntington Bancshares, Inc.	2,603	44,954
Hyatt Hotels Corp. Class A (a)	20	2,839
IDEX Corp.	46	7,487
IDEXX Laboratories, Inc. (b)	252	161,000
Illinois Tool Works, Inc.	735	191,659
Illumina, Inc. (b)	41	3,894
Incyte Corp. (b)	2,319	196,674
Ingersoll Rand, Inc.	196	16,194
Insulet Corp. (b)	10	3,087
Intel Corp. (b)	5,150	172,783
Interactive Brokers Group, Inc. Class A	176	12,111
Intercontinental Exchange, Inc.	240	40,435
International Business Machines Corp.	2,239	631,756
International Flavors & Fragrances, Inc.	233	14,339
International Paper Co.	543	25,195
Intuit, Inc.	1,120	764,859
Intuitive Surgical, Inc. (b)	694	310,378
Invitation Homes, Inc. REIT	374	10,969
IQVIA Holdings, Inc. (b)	164	31,150
Iron Mountain, Inc. REIT	68	6,932
J.M. Smucker Co.	486	52,780
Jabil, Inc.	354	76,878
Jack Henry & Associates, Inc.	552	82,209
Jacobs Solutions, Inc.	100	14,986
James Hardie Industries PLC CDI (b)	1,090	20,285
JB Hunt Transport Services, Inc.	84	11,270
Johnson & Johnson	10,898	2,020,707
Johnson Controls International PLC	387	42,551
Security Description	Shares	Value
JPMorgan Chase & Co.	2,987	$942,189
Kellanova	4,783	392,302
Kenvue, Inc.	1,186	19,249
Keurig Dr. Pepper, Inc.	7,005	178,698
KeyCorp	1,453	27,157
Keysight Technologies, Inc. (b)	85	14,868
Kimberly-Clark Corp.	1,321	164,253
Kimco Realty Corp. REIT	564	12,323
Kinder Morgan, Inc.	1,625	46,004
KKR & Co., Inc.	198	25,730
KLA Corp.	340	366,724
Kraft Heinz Co.	10,650	277,326
Kroger Co.	8,089	545,279
L3Harris Technologies, Inc.	151	46,117
Labcorp Holdings, Inc.	80	22,965
Lam Research Corp.	4,037	540,554
Las Vegas Sands Corp.	245	13,179
Leidos Holdings, Inc.	328	61,979
Lennar Corp. Class A	888	111,924
Lennox International, Inc.	86	45,525
Liberty Media Corp.-Liberty Formula One Class C (b)	1,916	200,126
Linde PLC	1,198	569,050
Live Nation Entertainment, Inc. (b)	72	11,765
Lockheed Martin Corp.	1,123	560,613
Loews Corp.	1,767	177,389
Lowe's Cos., Inc.	388	97,508
LPL Financial Holdings, Inc.	42	13,973
Lululemon Athletica, Inc. (b)	350	62,276
LyondellBasell Industries NV Class A	691	33,887
M&T Bank Corp.	311	61,460
Marathon Petroleum Corp.	1,435	276,582
Markel Group, Inc. (b)	18	34,404
Marriott International, Inc. Class A	72	18,752
Marsh & McLennan Cos., Inc.	3,465	698,301
Martin Marietta Materials, Inc.	34	21,430
Marvell Technology, Inc.	221	18,579
Masco Corp.	152	10,699
Mastercard, Inc. Class A	1,863	1,059,693
McCormick & Co., Inc.	168	11,241
McDonald's Corp.	2,240	680,714
McKesson Corp.	1,264	976,491
Medtronic PLC	1,035	98,573
Merck & Co., Inc.	15,072	1,264,993
Meta Platforms, Inc. Class A	4,780	3,510,336
MetLife, Inc.	810	66,720
Mettler-Toledo International, Inc. (b)	10	12,276
Microchip Technology, Inc.	380	24,404
Micron Technology, Inc.	718	120,136
Microsoft Corp.	9,108	4,717,489
Mid-America Apartment Communities, Inc. REIT	68	9,502
Molina Healthcare, Inc. (b)	190	36,358
Molson Coors Beverage Co. Class B	338	15,295

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Mondelez International, Inc. Class A	7,128	$445,286
MongoDB, Inc. (b)	10	3,104
Monolithic Power Systems, Inc.	141	129,810
Monster Beverage Corp. (b)	4,482	301,683
Moody's Corp.	398	189,639
Morgan Stanley	1,090	173,266
Motorola Solutions, Inc.	1,708	781,051
MSCI, Inc.	20	11,348
Nasdaq, Inc.	198	17,513
Natera, Inc. (b)	10	1,610
Nestle SA	7,904	725,879
NetApp, Inc.	579	68,588
Netflix, Inc. (b)	1,104	1,323,608
Neurocrine Biosciences, Inc. (b)	480	67,382
Newmont Corp.	1,257	105,978
News Corp. Class A	336	10,319
NextEra Energy, Inc.	1,300	98,137
NIKE, Inc. Class B	3,376	235,408
NiSource, Inc.	386	16,714
Nordson Corp.	34	7,716
Norfolk Southern Corp.	160	48,066
Northern Trust Corp.	222	29,881
Northrop Grumman Corp.	702	427,743
Novartis AG	10,435	1,313,080
NRG Energy, Inc.	120	19,434
Nucor Corp.	561	75,976
Nutanix, Inc. Class A (b)	6	446
NVIDIA Corp.	23,590	4,401,422
NVR, Inc. (b)	10	80,347
Occidental Petroleum Corp.	1,670	78,908
Okta, Inc. (b)	42	3,851
Old Dominion Freight Line, Inc.	510	71,798
Omnicom Group, Inc.	662	53,973
ON Semiconductor Corp. (b)	583	28,748
ONEOK, Inc.	516	37,653
Oracle Corp.	558	156,932
O'Reilly Automotive, Inc. (b)	4,595	495,387
Otis Worldwide Corp.	186	17,006
Owens Corning	129	18,248
PACCAR, Inc.	1,463	143,842
Packaging Corp. of America	71	15,473
Palantir Technologies, Inc. Class A (b)	36	6,567
Palo Alto Networks, Inc. (b)	1,020	207,692
Parker-Hannifin Corp.	272	206,217
Paychex, Inc.	991	125,619
Paycom Software, Inc.	150	31,221
PayPal Holdings, Inc. (b)	2,468	165,504
Pentair PLC	407	45,079
PepsiCo, Inc.	7,754	1,088,972
Pfizer, Inc.	12,028	306,473
PG&E Corp.	6,736	101,579
Philip Morris International, Inc.	1,220	197,884
Phillips 66 Co.	1,046	142,277
Pinterest, Inc. Class A (b)	244	7,849
PNC Financial Services Group, Inc.	667	134,020
Security Description	Shares	Value
Pool Corp.	108	$33,488
PPG Industries, Inc.	637	66,955
PPL Corp.	1,932	71,793
Principal Financial Group, Inc.	397	32,915
Procter & Gamble Co.	9,769	1,501,007
Progressive Corp.	3,567	880,871
Prologis, Inc. REIT	647	74,094
Prudential Financial, Inc.	642	66,601
PTC, Inc. (b)	712	144,550
Public Service Enterprise Group, Inc.	392	32,716
Public Storage REIT	363	104,853
PulteGroup, Inc.	773	102,136
Pure Storage, Inc. Class A (b)	42	3,520
Qiagen NV	160	7,087
QUALCOMM, Inc.	3,265	543,165
Quanta Services, Inc.	62	25,694
Quest Diagnostics, Inc.	1,011	192,676
Raymond James Financial, Inc.	171	29,515
Realty Income Corp. REIT	682	41,459
Regency Centers Corp. REIT	120	8,748
Regeneron Pharmaceuticals, Inc.	503	282,822
Regions Financial Corp.	1,788	47,150
Reliance, Inc.	75	21,062
Republic Services, Inc.	3,266	749,482
ResMed, Inc.	359	98,269
Revvity, Inc.	116	10,167
Rivian Automotive, Inc. Class A (a) (b)	248	3,641
Robinhood Markets, Inc. Class A (b)	74	10,595
ROBLOX Corp. Class A (b)	20	2,770
Roche Holding AG	2,276	743,458
Roche Holding AG Bearer Shares	105	35,922
Rockwell Automation, Inc.	245	85,635
Rollins, Inc.	2,372	139,331
Roper Technologies, Inc.	1,413	704,649
Ross Stores, Inc.	175	26,668
Royal Caribbean Cruises Ltd.	85	27,504
Royalty Pharma PLC Class A	322	11,360
RPM International, Inc.	72	8,487
RTX Corp.	1,451	242,796
S&P Global, Inc.	102	49,644
Salesforce, Inc.	1,613	382,281
Samsara, Inc. Class A (b)	10	373
Sanofi SA	3,460	319,345
SBA Communications Corp. REIT	34	6,574
Schlumberger NV	1,985	68,224
Schneider Electric SE	307	85,708
Seagate Technology Holdings PLC	75	17,705
Sempra	652	58,667
ServiceNow, Inc. (b)	404	371,793
Shell PLC	19,157	682,535
Sherwin-Williams Co.	556	192,521
Simon Property Group, Inc. REIT	153	28,714
Smurfit WestRock PLC (d)	681	28,990
Smurfit WestRock PLC (d)	87	3,650

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Snap, Inc. Class A (b)	156	$1,203
Snap-on, Inc.	144	49,900
Snowflake, Inc. Class A (b)	20	4,511
SoFi Technologies, Inc. (b)	390	10,304
Solventum Corp. (b)	119	8,687
Southern Co.	9,299	881,266
Spotify Technology SA (b)	10	6,980
SS&C Technologies Holdings, Inc.	152	13,492
Starbucks Corp.	547	46,276
State Street Corp. (e)	448	51,972
Steel Dynamics, Inc.	244	34,021
Stellantis NV	17,905	165,446
STERIS PLC	42	10,392
Strategy, Inc. Class A (b)	30	9,666
Stryker Corp.	120	44,360
Sun Communities, Inc. REIT	74	9,546
Super Micro Computer, Inc. (a) (b)	1,259	60,356
Swiss Re AG	1,838	339,694
Synchrony Financial	641	45,543
Synopsys, Inc. (b)	330	162,819
Sysco Corp.	665	54,756
T. Rowe Price Group, Inc.	717	73,593
Take-Two Interactive Software, Inc. (b)	32	8,268
Tapestry, Inc.	130	14,719
Targa Resources Corp.	121	20,272
Target Corp.	1,671	149,889
Teledyne Technologies, Inc. (b)	708	414,916
Tenaris SA	901	16,081
Teradyne, Inc.	424	58,359
Tesla, Inc. (b)	461	205,016
Texas Instruments, Inc.	2,341	430,112
Texas Pacific Land Corp.	58	54,151
Textron, Inc.	232	19,602
Thermo Fisher Scientific, Inc.	254	123,195
TJX Cos., Inc.	4,772	689,745
T-Mobile U.S., Inc.	3,413	817,004
Toast, Inc. Class A (b)	42	1,533
Tractor Supply Co.	1,472	83,713
Trade Desk, Inc. Class A (b)	50	2,451
Tradeweb Markets, Inc. Class A	32	3,551
Trane Technologies PLC	579	244,315
TransDigm Group, Inc.	10	13,180
TransUnion	82	6,870
Travelers Cos., Inc.	1,498	418,272
Trimble, Inc. (b)	106	8,655
Truist Financial Corp.	2,502	114,391
Twilio, Inc. Class A (b)	52	5,205
Tyler Technologies, Inc. (b)	480	251,117
Tyson Foods, Inc. Class A	4,577	248,531
U.S. Bancorp	2,641	127,640
Uber Technologies, Inc. (b)	4,273	418,626
UDR, Inc. REIT	172	6,409
U-Haul Holding Co.	143	7,279
Ulta Beauty, Inc. (b)	149	81,466
Union Pacific Corp.	1,675	395,920
Security Description	Shares	Value
United Airlines Holdings, Inc. (b)	180	$17,370
United Parcel Service, Inc. Class B	1,045	87,289
United Rentals, Inc.	48	45,824
United Therapeutics Corp. (b)	290	121,571
UnitedHealth Group, Inc.	4,117	1,421,600
Universal Health Services, Inc. Class B	79	16,151
Valero Energy Corp.	1,056	179,795
Veeva Systems, Inc. Class A (b)	311	92,650
Ventas, Inc. REIT	197	13,788
Veralto Corp.	678	72,282
VeriSign, Inc.	1,259	351,979
Verisk Analytics, Inc.	24	6,036
Verizon Communications, Inc.	20,622	906,337
Vertex Pharmaceuticals, Inc. (b)	1,227	480,542
Vertiv Holdings Co. Class A	58	8,750
VICI Properties, Inc. REIT	1,059	34,534
Visa, Inc. Class A	6,316	2,156,156
Vistra Corp.	130	25,470
Vulcan Materials Co.	54	16,611
W.R. Berkley Corp.	3,717	284,797
Walmart, Inc.	12,841	1,323,393
Walt Disney Co.	1,331	152,400
Warner Bros Discovery, Inc. (b)	8,407	164,189
Waste Connections, Inc.	2,349	412,954
Waste Management, Inc.	2,778	613,466
Waters Corp. (b)	155	46,471
Watsco, Inc. (a)	88	35,578
WEC Energy Group, Inc.	3,222	369,209
Wells Fargo & Co.	4,487	376,100
Welltower, Inc. REIT	1,335	237,817
West Pharmaceutical Services, Inc.	177	46,432
Western Digital Corp.	273	32,776
Westinghouse Air Brake Technologies Corp.	94	18,844
Weyerhaeuser Co. REIT	744	18,444
Williams Cos., Inc.	4,052	256,694
Williams-Sonoma, Inc.	418	81,698
Willis Towers Watson PLC	479	165,471
Workday, Inc. Class A (b)	550	132,402
WP Carey, Inc. REIT	188	12,703
WW Grainger, Inc.	147	140,085
Xcel Energy, Inc.	1,764	142,267
Xylem, Inc.	134	19,765
Yum! Brands, Inc.	2,099	319,048
Zebra Technologies Corp. Class A (b)	32	9,509
Zillow Group, Inc. Class C (b)	42	3,236
Zimmer Biomet Holdings, Inc.	220	21,670
Zoetis, Inc.	1,295	189,484
Zoom Communications, Inc. (b)	119	9,818
Zscaler, Inc. (b)	110	32,963
		119,654,980

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
ZAMBIA — 0.0% *
First Quantum Minerals Ltd. (b)	857	$19,389
TOTAL COMMON STOCKS (Cost $130,357,951)		171,306,552
RIGHTS — 0.0% *
BELGIUM — 0.0% *
Sofina SA (expiring 10/08/25) (a) (b) (Cost $0)	16	36
WARRANTS — 0.0%
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (a) (b) (f) (Cost $0)	61	—
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (g) (h)	349,957	349,957
State Street Navigator Securities Lending Portfolio II (e) (i)	4,798,169	4,798,169
TOTAL SHORT-TERM INVESTMENTS (Cost $5,148,126)		5,148,126
TOTAL INVESTMENTS — 102.5% (Cost $135,506,077)		176,454,714
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(4,258,184)
NET ASSETS — 100.0%		$172,196,530

(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2025.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$171,306,552	$—	$—	$171,306,552
Rights	36	—	—	36
Warrants	—	—	0(a)	0
Short-Term Investments	5,148,126	—	—	5,148,126
TOTAL INVESTMENTS	$176,454,714	$—	$0	$176,454,714
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2025.
See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Sector Breakdown as of September 30, 2025

% of Net Assets
Information Technology	21.0%
Financials	16.6
Health Care	12.9
Communication Services	11.6
Industrials	10.7
Consumer Staples	8.5
Consumer Discretionary	6.6
Energy	4.2
Utilities	3.7
Materials	2.9
Real Estate	0.8
Short-Term Investments	3.0
Liabilities in Excess of Other Assets	(2.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Corp.	483	$42,731	$10,892	$14,693	$3,547	$9,495	448	$51,972	$1,396
State Street Institutional U.S. Government Money Market Fund, Class G Shares	280,362	280,362	7,391,427	7,321,832	—	—	349,957	349,957	11,121
State Street Navigator Securities Lending Portfolio II	3,398,759	3,398,759	22,464,971	21,065,561	—	—	4,798,169	4,798,169	13,122
Total		$3,721,852	$29,867,290	$28,402,086	$3,547	$9,495		$5,200,098	$25,639
See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 100.7%
CHINA — 43.4%
360 Security Technology, Inc. Class A	14,300	$22,692
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	17,900	54,523
3SBio, Inc. (a) (b)	60,500	233,278
5I5J Holding Group Co. Ltd. Class A	66,800	28,585
AAC Technologies Holdings, Inc.	41,000	241,034
Addsino Co. Ltd. Class A (c)	22,500	24,434
Advanced Technology & Materials Co. Ltd. Class A	199,500	379,552
AECC Aero-Engine Control Co. Ltd. Class A	74,800	210,944
AECC Aviation Power Co. Ltd. Class A	9,900	58,588
Aerospace Hi-Tech Holdings Group Ltd. Class A (c)	29,467	69,415
Agora, Inc. ADR (c)	1,213	4,634
Agricultural Bank of China Ltd. Class H	1,586,703	1,070,664
Air China Ltd. Class H (c)	221,414	165,625
Airtac International Group	12,088	298,650
AK Medical Holdings Ltd. (a) (b)	10,000	7,095
Akeso, Inc. (a) (c)	41,000	744,075
Alibaba Group Holding Ltd.	834,904	18,993,626
A-Living Smart City Services Co. Ltd. Class H (a) (b)	13,500	5,119
All Winner Technology Co. Ltd. Class A	17,262	125,504
Alpha Group Class A (c)	29,600	37,668
Alphamab Oncology (a) (c)	38,000	66,912
Aluminum Corp. of China Ltd. Class H	410,304	425,576
Angang Steel Co. Ltd. Class H (c)	209,616	60,888
Anhui Conch Cement Co. Ltd. Class H (b)	102,860	310,679
Anhui Expressway Co. Ltd. Class H	32,000	47,052
Anhui Guangxin Agrochemical Co. Ltd. Class A	37,100	61,995
Anhui Gujing Distillery Co. Ltd. Class B	8,900	123,541
Anhui Honglu Steel Construction Group Co. Ltd. Class A	7,060	18,959
Anhui Jiangnan Chemical Industry Co. Ltd. Class A	70,080	67,647
Anhui Jinhe Industrial Co. Ltd. Class A	11,100	32,456
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	32,880	38,658
Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	38,000	51,556
ANTA Sports Products Ltd.	67,925	816,280
Antong Holdings Co. Ltd. Class A (c)	231,300	116,503
Security Description	Shares	Value
Aotecar New Energy Technology Group Co. Ltd. Class A	167,400	$77,037
Apeloa Pharmaceutical Co. Ltd. Class A	22,700	52,169
Ascentage Pharma Group International (a) (c)	5,600	55,457
Autohome, Inc. ADR	3,317	94,700
Avary Holding Shenzhen Co. Ltd. Class A	8,300	65,295
AviChina Industry & Technology Co. Ltd. Class H	262,000	146,820
Avicopter PLC Class A	35,400	179,995
Bafang Electric Suzhou Co. Ltd. Class A	3,328	12,178
BAIC Motor Corp. Ltd. Class H (a) (c)	119,000	32,425
Baidu, Inc. Class A (c)	111,890	1,915,550
Bank of China Ltd. Class H	3,864,466	2,115,910
Bank of Communications Co. Ltd. Class H	1,171,975	983,625
Bank of Jiangsu Co. Ltd. Class A	82,550	116,168
Bank of Nanjing Co. Ltd. Class A	55,900	85,724
Bank of Ningbo Co. Ltd. Class A	32,060	118,886
Bank of Shanghai Co. Ltd. Class A	49,100	61,725
Baoshan Iron & Steel Co. Ltd. Class A	81,283	80,628
BBMG Corp. Class H (b)	123,000	13,280
Beibuwan Port Co. Ltd. Class A	32,100	37,922
Beijing BDStar Navigation Co. Ltd. Class A (c)	29,100	122,158
Beijing Capital International Airport Co. Ltd. Class H (b) (c)	62,000	22,153
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	3,250	6,529
Beijing Easpring Material Technology Co. Ltd. Class A	21,400	199,336
Beijing Enterprises Holdings Ltd.	45,500	194,505
Beijing Enterprises Water Group Ltd. (b)	292,000	89,697
Beijing Jetsen Technology Co. Ltd. Class A	153,500	130,296
Beijing Leike Defense Technology Co. Ltd. Class A (c)	255,200	193,708
Beijing Shiji Information Technology Co. Ltd. Class A	21,759	32,635
Beijing SL Pharmaceutical Co. Ltd. Class A	21,000	21,214
BeOne Medicines Ltd. Class H (c)	37,075	977,815
BGI Genomics Co. Ltd. Class A (c)	400	2,759
Biem.L.Fdlkk Garment Co. Ltd. Class A	14,760	32,782
Bilibili, Inc. Class Z (c)	11,884	343,060
Blue Sail Medical Co. Ltd. Class A (c)	21,100	16,608
BOE Technology Group Co. Ltd. Class A	102,600	59,884
BOE Technology Group Co. Ltd. Class B	114,600	44,041

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Bosideng International Holdings Ltd.	120,000	$71,564
B-Soft Co. Ltd. Class A (c)	105,710	71,339
BTG Hotels Group Co. Ltd. Class A	15,000	30,895
BYD Co. Ltd. Class H	170,480	2,414,644
BYD Electronic International Co. Ltd. (b)	47,000	249,728
Cambricon Technologies Corp. Ltd. Class A (c)	824	153,183
Canaan, Inc. ADR (c)	4,821	4,250
CanSino Biologics, Inc. Class H (a) (c)	4,000	25,449
CECEP Solar Energy Co. Ltd. Class A	71,300	45,417
CECEP Wind-Power Corp. Class A	369,800	165,511
CETC Cyberspace Security Technology Co. Ltd. Class A	9,300	22,743
CETC Digital Technology Co. Ltd. Class A	14,200	57,259
CETC Potevio Science&Technology Co. Ltd. Class A	19,296	73,963
CGN New Energy Holdings Co. Ltd.	74,000	28,153
CGN Nuclear Technology Development Co. Ltd. Class A (c)	36,100	37,886
CGN Power Co. Ltd. Class H (a)	749,000	278,213
Changchun Faway Automobile Components Co. Ltd. Class A	28,490	40,852
Changchun High-Tech Industry Group Co. Ltd. Class A	600	10,944
Changjiang Securities Co. Ltd. Class A	41,700	48,560
Chengdu Hongqi Chain Co. Ltd. Class A	60,197	46,959
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	8,900	46,239
Chengxin Lithium Group Co. Ltd. Class A (c)	8,100	21,581
China Baoan Group Co. Ltd. Class A	49,200	86,011
China Cinda Asset Management Co. Ltd. Class H	656,600	114,773
China CITIC Bank Corp. Ltd. Class H	480,341	413,023
China Coal Energy Co. Ltd. Class H (b)	74,000	88,358
China Communications Services Corp. Ltd. Class H	70,000	41,386
China Conch Environment Protection Holdings Ltd. (c)	83,083	6,621
China Conch Venture Holdings Ltd.	87,583	123,488
Security Description	Shares	Value
China Construction Bank Corp. Class H	4,672,647	$4,492,237
China Dongxiang Group Co. Ltd.	240,000	16,040
China Eastern Airlines Corp. Ltd. Class H (c)	106,000	45,368
China Education Group Holdings Ltd. (b)	26,321	11,164
China Everbright Bank Co. Ltd. Class A	164,830	77,704
China Everbright Environment Group Ltd.	242,000	138,101
China Everbright Ltd.	62,000	97,458
China Feihe Ltd. (a)	96,000	49,355
China Galaxy Securities Co. Ltd. Class A	22,700	56,596
China Galaxy Securities Co. Ltd. Class H	208,100	316,681
China Gas Holdings Ltd.	156,472	153,246
China Great Wall Securities Co. Ltd. Class A	16,600	27,040
China International Capital Corp. Ltd. Class H (a)	50,800	139,725
China International Marine Containers Group Co. Ltd. Class H	87,900	93,883
China Jinmao Holdings Group Ltd.	301,552	60,075
China Kings Resources Group Co. Ltd. Class A	35,575	94,835
China Lesso Group Holdings Ltd.	85,000	53,313
China Life Insurance Co. Ltd. Class H	480,261	1,364,167
China Lilang Ltd. (b)	41,000	18,760
China Literature Ltd. (a) (b) (c)	5,000	25,371
China Longyuan Power Group Corp. Ltd. Class H (b)	284,637	304,012
China Medical System Holdings Ltd. (b)	93,000	167,224
China Meheco Group Co. Ltd. Class A	98,680	154,374
China Meidong Auto Holdings Ltd.	14,000	3,617
China Mengniu Dairy Co. Ltd.	200,041	385,663
China Merchants Bank Co. Ltd. Class A	93,845	532,070
China Merchants Bank Co. Ltd. Class H	152,946	919,201
China Merchants Port Holdings Co. Ltd.	176,831	331,143
China Merchants Securities Co. Ltd. Class A	27,266	65,455
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	30,000	42,807
China Minsheng Banking Corp. Ltd. Class H	300,220	158,591
China National Accord Medicines Corp. Ltd. Class B	62,510	108,784
China National Building Material Co. Ltd. Class H	182,003	129,127

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	14,300	$96,906
China Oilfield Services Ltd. Class H	74,557	64,012
China Overseas Land & Investment Ltd.	214,669	396,207
China Overseas Property Holdings Ltd.	127,361	82,502
China Pacific Insurance Group Co. Ltd. Class A	13,900	68,492
China Pacific Insurance Group Co. Ltd. Class H	169,397	674,505
China Petroleum & Chemical Corp. Class H	1,079,421	561,880
China Power International Development Ltd. (b)	418,000	173,531
China Railway Group Ltd. Class H	370,000	186,893
China Rare Earth Resources & Technology Co. Ltd. Class A (c)	14,200	103,102
China Resources Beer Holdings Co. Ltd.	107,590	379,450
China Resources Building Materials Technology Holdings Ltd.	34,000	7,910
China Resources Gas Group Ltd.	51,500	131,325
China Resources Land Ltd.	167,232	652,988
China Resources Medical Holdings Co. Ltd. (b)	35,500	16,015
China Resources Power Holdings Co. Ltd. (b)	137,695	315,727
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	14,399	56,748
China Shenhua Energy Co. Ltd. Class H (b)	204,023	975,484
China South City Holdings Ltd. (b) (c)	180,000	2,475
China Southern Airlines Co. Ltd. Class H (c)	152,000	81,271
China State Construction Engineering Corp. Ltd. Class A	115,400	88,241
China Taiping Insurance Holdings Co. Ltd.	72,741	142,296
China Testing & Certification International Group Co. Ltd. Class A	44,756	40,188
China Tourism Group Duty Free Corp. Ltd. Class A	8,200	82,341
China Tower Corp. Ltd. Class H (a)	274,800	405,468
China TransInfo Technology Co. Ltd. Class A (c)	21,100	34,104
China Travel International Investment Hong Kong Ltd. (b) (c)	136,000	29,191
China Vanke Co. Ltd. Class A (c)	39,600	38,281
China Vanke Co. Ltd. Class H (b) (c)	82,400	58,990
Security Description	Shares	Value
China Yangtze Power Co. Ltd. Class A	110,500	$422,472
China Yongda Automobiles Services Holdings Ltd.	51,500	12,643
China Zhenhua Group Science & Technology Co. Ltd. Class A	12,200	85,996
Chinasoft International Ltd. (b)	114,000	92,602
Chlitina Holding Ltd.	19,573	66,789
Chongqing Brewery Co. Ltd. Class A	6,500	48,873
Chongqing Changan Automobile Co. Ltd. Class A	24,554	42,133
Chongqing Changan Automobile Co. Ltd. Class B	115,556	64,904
Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	48,311	63,105
Chongqing Gas Group Corp. Ltd. Class A	129,800	103,805
Chongqing Rural Commercial Bank Co. Ltd. Class H	118,000	91,150
Chongqing Zhifei Biological Products Co. Ltd. Class A	10,800	31,457
Chongqing Zongshen Power Machinery Co. Ltd. Class A	40,700	140,132
Chow Tai Seng Jewellery Co. Ltd. Class A	19,632	37,185
CITIC Ltd.	348,000	510,791
CITIC Resources Holdings Ltd.	2,000	102
CITIC Securities Co. Ltd. Class A	31,575	132,460
CITIC Securities Co. Ltd. Class H	148,350	587,268
CITIC Telecom International Holdings Ltd.	117,000	36,542
CMOC Group Ltd. Class H	252,000	508,185
CMST Development Co. Ltd. Class A	71,500	59,388
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	79,135	64,286
Consun Pharmaceutical Group Ltd.	96,400	211,623
Contemporary Amperex Technology Co. Ltd. Class A	17,681	997,245
COSCO SHIPPING Development Co. Ltd. Class H	713,339	104,520
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (b)	149,215	172,988
COSCO SHIPPING Holdings Co. Ltd. Class A	126,100	253,707
COSCO SHIPPING Holdings Co. Ltd. Class H (b)	89,450	139,227
COSCO SHIPPING Ports Ltd.	40,207	29,404
Country Garden Services Holdings Co. Ltd.	47,865	40,665
CQ Pharmaceutical Holding Co. Ltd. Class A	52,500	37,566
CSC Financial Co. Ltd. Class A	11,500	43,274
CSG Holding Co. Ltd. Class B	120,750	27,780
CSPC Pharmaceutical Group Ltd.	490,320	590,496

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
CStone Pharmaceuticals (a) (b) (c)	34,500	$33,700
CTS International Logistics Corp. Ltd. Class A	44,980	37,676
Daan Gene Co. Ltd. Class A (c)	40,360	36,014
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	343,200	308,656
Daqo New Energy Corp. ADR (c)	2,609	73,391
Datang International Power Generation Co. Ltd. Class H (b)	186,000	53,550
Dazhong Transportation Group Co. Ltd. Class B	67,250	14,795
Deppon Logistics Co. Ltd. Class A	20,500	45,502
DHC Software Co. Ltd. Class A	58,900	89,085
Digital China Group Co. Ltd. Class A	19,500	122,706
Digital China Information Service Group Co. Ltd. Class A (c)	26,600	51,241
Do-Fluoride New Materials Co. Ltd. Class A	9,220	26,519
Dongfang Electric Corp. Ltd. Class H (b)	5,800	12,382
Dongfeng Motor Group Co. Ltd. Class H (c)	264,468	305,924
Dongyue Group Ltd.	73,000	113,904
Double Medical Technology, Inc. Class A	8,200	64,427
East Buy Holding Ltd. (a) (b) (c)	23,000	76,801
East Money Information Co. Ltd. Class A	11,300	42,997
Ecovacs Robotics Co. Ltd. Class A	8,300	125,186
Eoptolink Technology, Inc. Ltd. Class A	4,800	246,330
Eve Energy Co. Ltd. Class A	18,700	238,755
Everbright Securities Co. Ltd. Class A	20,800	54,923
Far East Horizon Ltd.	29,000	25,607
FAW Jiefang Group Co. Ltd. Class A	29,300	28,817
FIH Mobile Ltd. (c)	11,400	25,700
First Tractor Co. Ltd. Class H (b)	40,000	36,296
Flat Glass Group Co. Ltd. Class A	19,700	47,679
Flat Glass Group Co. Ltd. Class H (b)	19,000	27,742
Focus Media Information Technology Co. Ltd. Class A	66,400	75,088
Foran Energy Group Co. Ltd. Class A	35,928	67,799
Foshan Haitian Flavouring & Food Co. Ltd. Class A	20,001	109,330
Foxconn Industrial Internet Co. Ltd. Class A	80,500	745,546
Fufeng Group Ltd.	65,000	73,184
Fujian Star-net Communication Co. Ltd. Class A	45,400	193,323
Fujian Sunner Development Co. Ltd. Class A	10,900	27,573
Full Truck Alliance Co. Ltd. ADR	23,527	305,145
Security Description	Shares	Value
Fuyao Glass Industry Group Co. Ltd. Class A	19,800	$203,934
Ganfeng Lithium Group Co. Ltd. Class A	10,780	92,079
Ganfeng Lithium Group Co. Ltd. Class H (a) (b)	14,600	80,953
Gaotu Techedu, Inc. ADR (b) (c)	5,688	18,543
GCL System Integration Technology Co. Ltd. Class A (c)	56,800	20,322
GCL Technology Holdings Ltd. (b) (c)	187,000	31,486
GDS Holdings Ltd. Class A (c)	40,220	207,190
Geely Automobile Holdings Ltd.	310,709	780,726
Genimous Technology Co. Ltd. Class A (c)	31,900	43,951
Genscript Biotech Corp. (b) (c)	52,000	111,747
Getein Biotech, Inc. Class A	25,528	28,546
GF Securities Co. Ltd. Class H	62,400	162,809
Giant Network Group Co. Ltd. Class A	17,300	109,663
GigaDevice Semiconductor, Inc. Class A	3,628	108,574
Ginlong Technologies Co. Ltd. Class A	3,000	38,964
GoerTek, Inc. Class A	20,500	107,858
Goke Microelectronics Co. Ltd. Class A	6,900	93,518
Goldenmax International Group Ltd. Class A	127,900	219,824
Goldwind Science & Technology Co. Ltd. Class A	26,600	55,869
Goldwind Science & Technology Co. Ltd. Class H	15,859	28,537
GoodWe Technologies Co. Ltd. Class A (c)	3,382	30,696
Gotion High-tech Co. Ltd. Class A	35,500	232,503
Grandblue Environment Co. Ltd. Class A	49,728	188,589
Great Wall Motor Co. Ltd. Class H	204,992	442,633
Greentown China Holdings Ltd. (b)	62,500	76,314
Grinm Advanced Materials Co. Ltd. Class A	22,600	71,471
Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A (c)	93,200	134,947
Guangdong Haid Group Co. Ltd. Class A	7,900	70,683
Guangdong Hongda Holdings Group Co. Ltd. Class A	15,000	92,811
Guangdong Investment Ltd.	192,000	174,469
Guangdong Kinlong Hardware Products Co. Ltd. Class A	1,400	4,268
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	26,100	57,565
Guangshen Railway Co. Ltd. Class H	36,500	11,728

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Guangzhou Automobile Group Co. Ltd. Class H (b)	202,844	$88,642
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H (b)	46,000	107,663
Guangzhou Great Power Energy & Technology Co. Ltd. Class A (c)	5,500	31,484
Guangzhou Haige Communications Group, Inc. Co. Class A	115,500	212,124
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	7,292	30,345
Guangzhou R&F Properties Co. Ltd. Class H (b) (c)	124,976	11,083
Guangzhou Restaurant Group Co. Ltd. Class A	12,600	28,515
Guangzhou Tinci Materials Technology Co. Ltd. Class A	9,720	52,054
Guizhou Panjiang Refined Coal Co. Ltd. Class A	73,284	55,420
Guocheng Mining Co. Ltd. Class A (c)	30,400	63,978
Guolian Minsheng Securities Co. Ltd. Class A	1,500	2,351
Guosen Securities Co. Ltd. Class A	27,400	52,014
Guosheng Financial Holding, Inc. Class A (c)	1,900	6,488
Guotai Haitong Securities Co. Ltd. Class A	35,434	93,813
Guotai Haitong Securities Co. Ltd. Class H (a)	109,160	225,324
H World Group Ltd.	97,220	387,111
Haidilao International Holding Ltd. (a) (b)	37,000	63,819
Haier Smart Home Co. Ltd. Class A	21,800	77,475
Haier Smart Home Co. Ltd. Class H	118,898	387,239
Hainan Strait Shipping Co. Ltd. Class A	173,475	248,260
Haisco Pharmaceutical Group Co. Ltd. Class A	13,800	103,509
Haitian International Holdings Ltd.	37,000	101,959
Hangcha Group Co. Ltd. Class A	38,304	154,400
Hangjin Technology Co. Ltd. Class A (c)	3,900	13,012
Hangzhou Chang Chuan Technology Co. Ltd. Class A	8,400	117,407
Hangzhou GreatStar Industrial Co. Ltd.	31,200	134,695
Hangzhou Oxygen Plant Group Co. Ltd. Class A	16,300	55,710
Hangzhou Robam Appliances Co. Ltd. Class A	10,700	28,644
Hangzhou Silan Microelectronics Co. Ltd. Class A	13,600	59,992
Security Description	Shares	Value
Hangzhou Tigermed Consulting Co. Ltd. Class A	8,400	$68,356
Han's Laser Technology Industry Group Co. Ltd. Class A	8,200	46,836
Hansoh Pharmaceutical Group Co. Ltd. (a) (b)	40,000	185,389
Harbin Boshi Automation Co. Ltd. Class A	25,489	62,405
Health & Happiness H&H International Holdings Ltd. (b)	13,000	22,022
Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	3,000	7,240
Hefei Meiya Optoelectronic Technology, Inc. Class A	11,350	32,263
Hello Group, Inc. ADR	8,972	66,572
Henan Lingrui Pharmaceutical Co. Class A	27,300	83,960
Henan Shuanghui Investment & Development Co. Ltd. Class A	54,800	190,217
Henan Yicheng New Energy Co. Ltd. Class A (c)	153,200	117,360
Henan Yuguang Gold & Lead Co. Ltd. Class A	26,800	48,769
Hengan International Group Co. Ltd.	63,000	205,671
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	31,300	89,982
Hengli Petrochemical Co. Ltd. Class A	21,100	50,741
Hesai Group ADR (c)	3,180	89,358
Hexing Electrical Co. Ltd. Class A	14,600	57,028
Hiconics Eco-energy Technology Co. Ltd. Class A (c)	547,600	510,153
Hisense Home Appliances Group Co. Ltd. Class A	28,500	104,125
Hongyuan Green Energy Co. Ltd. Class A (c)	16,735	51,421
Horizon Construction Development Ltd.	33	5
Horizon Robotics (c)	433,800	534,138
Hua Hong Semiconductor Ltd. Class H (a) (c)	25,000	257,056
Huabao Flavours & Fragrances Co. Ltd. Class A	1,700	4,405
Huadian Power International Corp. Ltd. Class H	120,000	64,624
Huadong Medicine Co. Ltd. Class A	12,300	71,704
Huafon Chemical Co. Ltd. Class A	49,200	62,955
Hualan Biological Engineering, Inc. Class A	15,544	34,720
Huaneng Power International, Inc. Class H	204,472	142,440
Huangshan Tourism Development Co. Ltd. Class B	44,600	32,246
Huatai Securities Co. Ltd. Class A	39,400	120,344
Huatai Securities Co. Ltd. Class H (a)	41,400	109,507

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Huayu Automotive Systems Co. Ltd. Class A	14,300	$41,130
Hubei Dinglong Co. Ltd. Class A	4,800	24,440
Huizhou Desay Sv Automotive Co. Ltd. Class A	8,200	173,989
Hunan Aihua Group Co. Ltd. Class A	12,000	31,333
Hundsun Technologies, Inc. Class A	14,118	68,377
HUYA, Inc. ADR (b)	3,282	10,929
Hytera Communications Corp. Ltd. Class A (c)	70,300	113,724
HyUnion Holding Co. Ltd. Class A (c)	166,800	207,347
Iflytek Co. Ltd. Class A	9,200	72,349
IKD Co. Ltd. Class A	20,800	66,333
Industrial & Commercial Bank of China Ltd. Class H	3,802,028	2,804,951
Industrial Bank Co. Ltd. Class A	79,800	222,245
INESA Intelligent Tech, Inc. Class B	315,900	243,559
Inner Mongolia Berun Chemical Co. Ltd. Class A	37,700	33,588
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	37,700	119,383
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	111,700	81,964
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	16,800	64,302
Inner Mongolia Yitai Coal Co. Ltd. Class B	130,281	249,618
InnoCare Pharma Ltd. Class H (a) (b) (c)	25,000	60,151
Innovent Biologics, Inc. (a) (c)	47,500	588,530
Intco Medical Technology Co. Ltd. Class A	4,780	24,640
iQIYI, Inc. ADR (b) (c)	14,064	36,004
JA Solar Technology Co. Ltd. Class A (c)	18,784	34,630
Jason Furniture Hangzhou Co. Ltd. Class A	8,210	34,753
JD Health International, Inc. (a) (c)	44,000	376,073
JD.com, Inc. Class A	116,047	2,065,769
Jiajiayue Group Co. Ltd. Class A	15,600	22,413
Jiangsu Eastern Shenghong Co. Ltd. Class A (c)	15,300	20,415
Jiangsu Expressway Co. Ltd. Class H	208,299	241,486
Jiangsu Guotai International Group Co. Ltd. Class A	83,100	106,565
Jiangsu Hengli Hydraulic Co. Ltd. Class A	8,182	109,941
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	28,956	290,681
Jiangsu Hoperun Software Co. Ltd. Class A (c)	13,600	115,633
Security Description	Shares	Value
Jiangsu King's Luck Brewery JSC Ltd. Class A	8,300	$45,766
Jiangsu Shagang Co. Ltd. Class A	73,000	57,561
Jiangsu Yanghe Distillery Co. Ltd. Class A	5,900	56,240
Jiangsu Yangnong Chemical Co. Ltd. Class A	8,180	82,564
Jiangsu Yoke Technology Co. Ltd. Class A	20,300	210,052
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	13,897	76,062
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (c) (d)	42,100	1,654
Jiangxi Copper Co. Ltd. Class H	154,578	605,962
Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	17,000	146,950
JinkoSolar Holding Co. Ltd. ADR (b)	1,223	29,389
Jinneng Science&Technology Co. Ltd. Class A	121,000	115,612
JiuGui Liquor Co. Ltd. Class A	400	3,497
Jizhong Energy Resources Co. Ltd. Class A	106,000	87,597
JL Mag Rare-Earth Co. Ltd. Class A	4,920	23,670
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	26,100	45,701
Joinn Laboratories China Co. Ltd. Class A	22,432	111,099
Jointown Pharmaceutical Group Co. Ltd. Class A	52,331	35,610
Joy City Property Ltd. (c)	58,000	4,324
Joyoung Co. Ltd. Class A	20,000	26,293
JOYY, Inc. ADR	2,380	139,492
Juewei Food Co. Ltd. Class A	7,800	14,796
Kama Co. Ltd. Class B (c)	171,649	5,151
Kandi Technologies Group, Inc. (b) (c)	3,342	4,044
Kanzhun Ltd. ADR (c)	10,934	255,418
KE Holdings, Inc. ADR	27,119	515,261
Keshun Waterproof Technologies Co. Ltd. Class A	6,120	4,336
Kingboard Holdings Ltd.	62,200	220,967
KingClean Electric Co. Ltd. Class A	14,940	47,394
Kingdee International Software Group Co. Ltd. (c)	140,000	315,254
Kingsoft Cloud Holdings Ltd. (b) (c)	106,390	112,264
Kingsoft Corp. Ltd.	60,200	267,868
Kuaishou Technology (a) (b)	94,794	1,030,740
Kuang-Chi Technologies Co. Ltd. Class A	25,000	176,081
Kunlun Energy Co. Ltd.	256,000	229,006
Kweichow Moutai Co. Ltd. Class A	5,071	1,027,369
Laopu Gold Co. Ltd. Class H (b)	2,300	210,478
LB Group Co. Ltd. Class A	3,800	10,375

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Lee & Man Paper Manufacturing Ltd. (b)	129,000	$46,922
Lenovo Group Ltd.	421,703	626,018
Lens Technology Co. Ltd. Class A	7,700	36,170
LexinFintech Holdings Ltd. ADR	4,389	23,393
Li Auto, Inc. Class A (b) (c)	53,828	701,527
Li Ning Co. Ltd.	132,257	299,858
Lier Chemical Co. Ltd. Class A	67,360	122,767
Lifetech Scientific Corp. (b) (c)	140,000	33,829
Lingyi iTech Guangdong Co. Class A	34,000	77,804
Livzon Pharmaceutical Group, Inc. Class H	24,197	107,668
Lizhong Sitong Light Alloys Group Co. Ltd. Class A	4,800	16,096
Longfor Group Holdings Ltd. (a) (b)	81,322	124,172
LONGi Green Energy Technology Co. Ltd. Class A (c)	42,812	108,120
Luenmei Quantum Co. Ltd. Class A	171,800	218,143
Lufax Holding Ltd. ADR (c)	1,981	8,043
Lushang Freda Pharmaceutical Co. Ltd. Class A	300	325
Luxshare Precision Industry Co. Ltd. Class A	37,108	336,801
Luye Pharma Group Ltd. (a) (b) (c)	119,000	52,155
Luzhou Laojiao Co. Ltd. Class A	7,200	133,264
Maanshan Iron & Steel Co. Ltd. Class A (c)	156,400	87,774
Mango Excellent Media Co. Ltd. Class A	1,400	7,024
Maxscend Microelectronics Co. Ltd. Class A	2,592	30,228
Mayinglong Pharmaceutical Group Co. Ltd. Class A	14,800	54,923
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	37,300	26,010
Meitu, Inc. (a) (b)	153,000	182,293
Meituan Class B (a) (c)	232,517	3,122,979
Metallurgical Corp. of China Ltd. Class H	256,000	89,168
Microport Scientific Corp. (b) (c)	42,763	75,793
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	7,000	62,738
Ming Yuan Cloud Group Holdings Ltd.	25,000	11,857
MINISO Group Holding Ltd. ADR (b)	4,295	96,637
Minth Group Ltd.	62,000	269,503
MLS Co. Ltd. Class A	24,800	31,768
Montnets Cloud Technology Group Co. Ltd. Class A (c)	15,000	27,401
Muyuan Foods Co. Ltd. Class A	24,114	179,314
NanJi E-Commerce Co. Ltd. Class A	31,400	15,463
Nanjing Hanrui Cobalt Co. Ltd. Class A	39,100	307,648
Security Description	Shares	Value
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	16,647	$24,197
NARI Technology Co. Ltd. Class A	36,836	118,662
NAURA Technology Group Co. Ltd. Class A	945	59,977
NavInfo Co. Ltd. Class A (c)	22,100	29,612
NetDragon Websoft Holdings Ltd.	37,000	73,616
NetEase, Inc.	88,370	2,689,581
New China Life Insurance Co. Ltd. Class A	8,200	70,364
New China Life Insurance Co. Ltd. Class H	47,000	278,844
New Hope Liuhe Co. Ltd. Class A	23,900	32,862
New Oriental Education & Technology Group, Inc. (c)	81,310	441,643
Newborn Town, Inc. (c)	78,000	130,829
Newland Digital Technology Co. Ltd. Class A	15,299	63,451
Ningbo Huaxiang Electronic Co. Ltd. Class A	17,400	94,478
Ningbo Orient Wires & Cables Co. Ltd. Class A	2,400	23,787
Ningbo Sanxing Medical Electric Co. Ltd. Class A	29,100	100,193
Ningbo Tuopu Group Co. Ltd. Class A	26,855	305,158
Ningbo Xusheng Group Co. Ltd. Class A	16,508	42,038
NIO, Inc. ADR (c)	64,737	493,296
Niu Technologies ADR (b) (c)	2,266	10,628
Noah Holdings Ltd. ADR	1,683	19,506
Nongfu Spring Co. Ltd. Class H (a)	37,600	260,480
Offcn Education Technology Co. Ltd. Class A (c)	22,900	8,868
Offshore Oil Engineering Co. Ltd. Class A	23,500	17,475
OmniVision Integrated Circuits Group, Inc. Class A	4,955	105,094
Oppein Home Group, Inc. Class A	8,180	61,172
Orient Securities Co. Ltd. Class A	32,856	52,736
PCI Technology Group Co. Ltd. Class A (c)	41,690	43,051
PDD Holdings, Inc. ADR (c)	31,702	4,190,053
People's Insurance Co. Group of China Ltd. Class A	21,200	23,171
People's Insurance Co. Group of China Ltd. Class H	325,000	284,465
Perfect World Co. Ltd. Class A	14,700	39,517
PetroChina Co. Ltd. Class A	248,300	280,789
PetroChina Co. Ltd. Class H	627,208	570,746
Pharmaron Beijing Co. Ltd. Class A	11,300	56,679
PhiChem Corp. Class A	8,700	32,213
PICC Property & Casualty Co. Ltd. Class H	336,433	759,314
Ping An Bank Co. Ltd. Class A	90,618	144,177
Ping An Insurance Group Co. of China Ltd. Class A	27,800	214,953

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Ping An Insurance Group Co. of China Ltd. Class H	297,182	$2,026,310
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	76,100	84,136
Poly Developments & Holdings Group Co. Ltd. Class A	39,600	43,670
Poly Property Group Co. Ltd. (b)	174,155	39,172
Pop Mart International Group Ltd. (a)	24,800	850,424
Postal Savings Bank of China Co. Ltd. Class H (a)	253,000	177,546
Pylon Technologies Co. Ltd. Class A	2,288	23,832
Qfin Holdings, Inc. ADR	2,727	78,483
Qianhe Condiment & Food Co. Ltd. Class A	23,048	36,961
Qingdao East Steel Tower Stock Co. Ltd. Class A	122,900	241,406
Qudian, Inc. ADR (c)	8,098	34,578
Rainbow Digital Commercial Co. Ltd. Class A	25,400	19,387
Red Avenue New Materials Group Co. Ltd. Class A	2,100	13,020
Remegen Co. Ltd. Class H (a) (b) (c)	11,500	173,230
RLX Technology, Inc. ADR	37,602	98,893
Roshow Technology Co. Ltd. Class A (c)	139,200	181,241
SAIC Motor Corp. Ltd. Class A	25,300	60,771
Sailun Group Co. Ltd. Class A	52,500	105,922
Sany Heavy Industry Co. Ltd. Class A	31,100	101,406
Satellite Chemical Co. Ltd. Class A	42,491	115,298
Seazen Group Ltd. (c)	46,952	15,449
Seazen Holdings Co. Ltd. Class A (c)	12,000	27,359
SF Holding Co. Ltd. Class A	10,300	58,282
Shaanxi Coal Industry Co. Ltd. Class A	45,500	127,676
Shandong Dawn Polymer Co. Ltd. Class A	132,700	517,216
Shandong Denghai Seeds Co. Ltd. Class A	31,900	41,176
Shandong Gold Mining Co. Ltd. Class A	25,260	139,388
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	13,300	110,563
Shandong Linglong Tyre Co. Ltd. Class A	13,200	28,410
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	131,200	97,973
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	23,100	50,301
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	21,460	26,105
Shanghai AtHub Co. Ltd. Class A	37,624	193,256
Security Description	Shares	Value
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	22,336	$80,790
Shanghai Baosight Software Co. Ltd. Class A	14,557	47,425
Shanghai Baosight Software Co. Ltd. Class B	72,114	81,200
Shanghai Belling Co. Ltd. Class A	43,000	223,525
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	92,000	61,640
Shanghai Daimay Automotive Interior Co. Ltd. Class A	52,946	43,828
Shanghai Electric Group Co. Ltd. Class H (c)	266,418	139,708
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	32,751	42,918
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	8,300	34,749
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	18,500	61,299
Shanghai Fudan Microelectronics Group Co. Ltd. Class H (b)	32,000	187,219
Shanghai Haixin Group Co. Class B	153,413	44,030
Shanghai Haohai Biological Technology Co. Ltd. Class H (a)	9,700	33,487
Shanghai Henlius Biotech, Inc. Class H (a) (c)	1,400	13,549
Shanghai Industrial Holdings Ltd.	25,000	43,957
Shanghai International Airport Co. Ltd. Class A	10,200	45,638
Shanghai International Port Group Co. Ltd. Class A	80,400	61,478
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	20,700	32,209
Shanghai Junshi Biosciences Co. Ltd. Class A (c)	7,042	40,963
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	126,464	55,897
Shanghai M&G Stationery, Inc. Class A	7,796	30,003
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	40,084	53,672
Shanghai Medicilon, Inc. Class A (c)	3,354	32,677
Shanghai MicroPort MedBot Group Co. Ltd. Class H (c)	17,000	63,058
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	50,300	126,678
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	41,100	64,869
Shanghai Pudong Development Bank Co. Ltd. Class A	59,600	99,509
Shanghai Putailai New Energy Technology Co. Ltd. Class A	23,661	102,646
Shanghai RAAS Blood Products Co. Ltd. Class A	97,600	91,610

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Shanghai Runda Medical Technology Co. Ltd. Class A	24,500	$54,999
Shanghai Wanye Enterprises Co. Ltd. Class A	23,200	71,611
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	15,400	118,729
Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	124,100	34,128
Shanxi Blue Flame Holding Co. Ltd. Class A	169,200	162,377
Shanxi Coking Coal Energy Group Co. Ltd. Class A	52,170	50,871
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	29,000	57,940
Shanxi Meijin Energy Co. Ltd. Class A (c)	32,700	21,655
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	8,800	239,539
Shengda Resources Co. Ltd. Class A	18,100	67,144
Shengyi Technology Co. Ltd. Class A	16,600	125,815
Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	3,411	31,457
Shenzhen Agricultural Power Group Co. Ltd. Class A	59,000	66,389
Shenzhen Aisidi Co. Ltd. Class A	42,400	72,576
Shenzhen Capchem Technology Co. Ltd. Class A	3,280	24,565
Shenzhen Das Intellitech Co. Ltd. Class A	96,383	46,383
Shenzhen Expressway Corp. Ltd. Class H (b)	29,000	27,470
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	31,500	97,761
Shenzhen Gas Corp. Ltd. Class A	38,100	35,388
Shenzhen Gongjin Electronics Co. Ltd. Class A (c)	82,600	159,466
Shenzhen H&T Intelligent Control Co. Ltd. Class A	65,200	455,835
Shenzhen Huaqiang Industry Co. Ltd. Class A	19,200	77,394
Shenzhen Investment Ltd. (b) (c)	184,197	21,070
Shenzhen Kangtai Biological Products Co. Ltd. Class A	5,020	11,826
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (c)	12,300	31,236
Shenzhen Kinwong Electronic Co. Ltd. Class A	10,020	88,526
Shenzhen Megmeet Electrical Co. Ltd. Class A	33,400	363,035
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	2,600	89,625
Shenzhen MTC Co. Ltd. Class A	99,000	91,952
Security Description	Shares	Value
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (c)	81,093	$28,330
Shenzhen SC New Energy Technology Corp. Class A	600	8,479
Shenzhen Senior Technology Material Co. Ltd. Class A	10,740	21,985
Shenzhen Sunlord Electronics Co. Ltd. Class A	11,000	54,264
Shenzhen Ysstech Info-tech Co. Ltd. Class A (c)	46,400	141,529
Shenzhou International Group Holdings Ltd.	31,187	247,118
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (c)	42,400	135,813
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	10,200	52,564
Sichuan New Energy Power Co. Ltd. Class A	12,700	18,692
Sichuan Yahua Industrial Group Co. Ltd. Class A	3,500	7,302
Sinofibers Technology Co. Ltd. Class A	18,400	91,001
Sinoma Science & Technology Co. Ltd. Class A	20,400	97,372
Sino-Ocean Group Holding Ltd. (c)	499,711	10,276
Sinopec Oilfield Service Corp. Class A (c)	121,300	35,229
Sinopec Oilfield Service Corp. Class H (c)	6,000	602
Sinopec Shanghai Petrochemical Co. Ltd. Class H	372,878	65,178
Sinopharm Group Co. Ltd. Class H	92,800	218,749
Sinotrans Ltd. Class H	139,000	87,005
Sinotruk Hong Kong Ltd.	18,000	53,118
SITC International Holdings Co. Ltd.	97,000	373,518
Skshu Paint Co. Ltd. Class A	22,204	149,161
Skyworth Digital Co. Ltd. Class A	26,500	50,380
Smoore International Holdings Ltd. (a) (b)	82,000	185,808
Sohu.com Ltd. ADR (c)	2,702	42,232
SooChow Securities Co. Ltd. Class A	38,713	53,229
State Grid Information & Communication Co. Ltd. Class A	6,100	15,114
STO Express Co. Ltd. Class A	17,494	43,935
Sun Art Retail Group Ltd. (b)	129,500	31,125
Sunac China Holdings Ltd. (b) (c)	196,000	42,826
Sunac Services Holdings Ltd. (a) (b)	8,751	1,845
Sungrow Power Supply Co. Ltd. Class A	13,480	306,352
Suning Universal Co. Ltd. Class A	74,900	27,428
Sunny Optical Technology Group Co. Ltd.	42,429	493,253

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Sunresin New Materials Co. Ltd. Class A	3,175	$25,703
Suntak Technology Co. Ltd. Class A	71,800	152,014
Sunward Intelligent Equipment Co. Ltd. Class A	58,400	102,504
Sunwoda Electronic Co. Ltd. Class A	15,200	72,061
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	12,800	128,406
Suzhou Maxwell Technologies Co. Ltd. Class A	5,882	81,990
Taiji Computer Corp. Ltd. Class A	13,479	52,309
TAL Education Group ADR (c)	25,223	282,498
TCL Electronics Holdings Ltd.	82,000	110,663
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (c)	25,825	32,791
Tencent Holdings Ltd.	268,396	22,871,131
Tencent Music Entertainment Group ADR	11,391	265,866
Tianma Microelectronics Co. Ltd. Class A (c)	19,200	26,723
Tianneng Power International Ltd. (b)	52,000	65,164
Tianshui Huatian Technology Co. Ltd. Class A	40,300	66,607
Tingyi Cayman Islands Holding Corp.	170,383	228,188
Tong Ren Tang Technologies Co. Ltd. Class H (b)	88,000	53,838
Tongcheng Travel Holdings Ltd.	32,800	96,962
TongFu Microelectronics Co. Ltd. Class A	20,400	114,974
Tongwei Co. Ltd. Class A (c)	21,000	65,675
Topchoice Medical Corp. Class A	8,243	50,933
TravelSky Technology Ltd. Class H	61,000	83,263
Trip.com Group Ltd.	24,029	1,840,687
Triumph New Energy Co. Ltd. Class H (c)	42,000	23,374
Tsingtao Brewery Co. Ltd. Class H	48,000	326,975
Tuya, Inc. ADR	5,810	14,351
Unigroup Guoxin Microelectronics Co. Ltd. Class A	8,299	105,155
Uni-President China Holdings Ltd.	164,000	173,266
Unisplendour Corp. Ltd. Class A	14,520	61,483
Universal Scientific Industrial Shanghai Co. Ltd. Class A	16,600	50,936
Up Fintech Holding Ltd. ADR (c)	10,261	109,485
Valiant Co. Ltd. Class A	20,000	38,583
Victory Giant Technology Huizhou Co. Ltd. Class A	4,200	168,238
Vipshop Holdings Ltd. ADR	19,305	379,150
Visionox Technology, Inc. Class A (c)	132,700	171,102
Visual China Group Co. Ltd. Class A	18,600	53,393
Vnet Group, Inc. ADR (b) (c)	6,168	63,715
Security Description	Shares	Value
Walvax Biotechnology Co. Ltd. Class A	6,100	$9,936
Wangneng Environment Co. Ltd. Class A	65,500	154,206
Wanhua Chemical Group Co. Ltd. Class A	11,100	103,690
Want Want China Holdings Ltd.	343,287	233,406
Wasu Media Holding Co. Ltd. Class A	30,500	34,362
Weichai Power Co. Ltd. Class A	79,100	155,594
Weichai Power Co. Ltd. Class H	31,000	55,582
Weimob, Inc. (a) (b) (c)	131,000	47,649
West China Cement Ltd.	238,000	100,640
Wingtech Technology Co. Ltd. Class A (c)	14,600	95,211
Winning Health Technology Group Co. Ltd. Class A	66,000	85,192
World Union Group, Inc. Class A (c)	14,900	5,017
Wuhan Guide Infrared Co. Ltd. Class A (c)	56,712	98,268
Wuliangye Yibin Co. Ltd. Class A	17,644	300,726
WUS Printed Circuit Kunshan Co. Ltd. Class A	18,150	187,092
Wushang Group Co. Ltd. Class A	1,000	1,364
WuXi AppTec Co. Ltd. Class A	19,440	305,562
Wuxi Biologics Cayman, Inc. (a) (c)	173,280	912,680
Wuxi Taiji Industry Ltd. Co. Class A	120,900	138,076
XD, Inc.	24,000	250,630
Xiamen Faratronic Co. Ltd. Class A	6,100	108,180
Xiamen Intretech, Inc. Class A	12,960	36,530
Xiamen ITG Group Corp. Ltd. Class A	34,900	30,261
Xiamen Kingdomway Group Co. Class A	16,500	46,624
Xianhe Co. Ltd. Class A	50,400	167,236
Xiaomi Corp. Class B (a) (c)	719,043	4,990,530
Xilinmen Furniture Co. Ltd. Class A	20,400	50,432
Xinhuanet Co. Ltd. Class A	16,250	45,051
Xinjiang Xintai Natural Gas Co. Ltd. Class A (c)	15,192	59,852
Xinte Energy Co. Ltd. Class H (b) (c)	15,600	16,582
Xinyi Glass Holdings Ltd. (b)	218,196	252,960
Xinyi Solar Holdings Ltd. (b)	206,228	91,181
Xizang Zhufeng Resources Co. Ltd. Class A	8,400	15,863
XPeng, Inc. Class A (c)	57,720	691,046
Xtep International Holdings Ltd.	80,071	60,102
Yadea Group Holdings Ltd. (a)	52,920	94,340
Yangzijiang Shipbuilding Holdings Ltd.	195,300	510,519
Yankuang Energy Group Co. Ltd. Class H (b)	236,619	309,596

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Yantai Changyu Pioneer Wine Co. Ltd. Class B	68,853	$76,991
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	30,400	64,831
Yantai Eddie Precision Machinery Co. Ltd. Class A	18,681	48,358
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	8,800	68,771
Yantai Zhenghai Magnetic Material Co. Ltd. Class A	128,100	302,664
Yeahka Ltd. (b) (c)	8,000	10,282
YGSOFT, Inc. Class A	60,661	53,364
Yidu Tech, Inc. (a) (b) (c)	22,800	19,341
Yifan Pharmaceutical Co. Ltd. Class A	20,500	39,893
Yifeng Pharmacy Chain Co. Ltd. Class A	17,624	60,952
Yihai International Holding Ltd. (b)	20,000	32,338
Yixintang Pharmaceutical Group Co. Ltd. Class A	10,400	20,311
Yonyou Network Technology Co. Ltd. Class A (c)	20,020	43,875
YTO Express Group Co. Ltd. Class A	23,700	61,017
Yum China Holdings, Inc.	22,204	952,996
YUNDA Holding Group Co. Ltd. Class A	21,230	22,102
Yunnan Energy New Material Co. Ltd. Class A (c)	8,200	53,728
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	74,800	303,297
Zai Lab Ltd. (c)	38,320	131,404
ZBOM Home Collection Co. Ltd. Class A	26,180	34,197
Zhaojin Mining Industry Co. Ltd. Class H (b)	45,500	182,809
Zhejiang Akcome New Energy Technology Co. Ltd. (c)	232,300	12,059
Zhejiang Crystal-Optech Co. Ltd. Class A	81,000	300,480
Zhejiang Dahua Technology Co. Ltd. Class A	44,100	124,676
Zhejiang Dingli Machinery Co. Ltd. Class A	8,920	67,106
Zhejiang Expressway Co. Ltd. Class H	199,840	184,676
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (c)	37,300	29,725
Zhejiang Huayou Cobalt Co. Ltd. Class A	3,370	31,159
Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	15,036	90,101
Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	11,680	54,914
Zhejiang Jingu Co. Ltd. Class A	96,300	167,134
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	25,560	74,305
Security Description	Shares	Value
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (c)	71,800	$48,757
Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	28,600	97,789
Zhejiang Medicine Co. Ltd. Class A	20,000	39,762
Zhejiang Meida Industrial Co. Ltd. Class A	30,400	31,221
Zhejiang Narada Power Source Co. Ltd. Class A (c)	22,100	63,906
Zhejiang NHU Co. Ltd. Class A	15,724	52,572
Zhejiang Semir Garment Co. Ltd. Class A	24,300	19,229
Zhejiang Shibao Co. Ltd. Class A	44,700	88,116
Zhejiang Supor Co. Ltd. Class A	7,190	48,169
Zhejiang Wansheng Co. Ltd. Class A	210,900	311,287
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	32,100	44,137
Zhejiang Yasha Decoration Co. Ltd. Class A	62,116	33,117
Zhejiang Yongtai Technology Co. Ltd. Class A (c)	26,507	64,934
Zhihu, Inc. ADR (c)	1,059	5,369
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b) (c)	14,600	33,008
Zhongji Innolight Co. Ltd. Class A	4,000	226,551
Zhongsheng Group Holdings Ltd.	36,000	67,462
Zhongtian Financial Group Co. Ltd. Class A (c) (d)	92,600	2,598
Zhuhai Zhumian Group Co. Ltd. Class A (c)	50,300	42,132
Zhuzhou CRRC Times Electric Co. Ltd. Class H	48,200	265,148
Zijin Mining Group Co. Ltd. Class H (b)	486,506	2,038,468
ZMJ Group Co. Ltd. Class H	28,000	84,428
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	69,200	77,769
ZTE Corp. Class A	8,200	52,508
ZTE Corp. Class H (b)	61,440	280,335
ZTO Express Cayman, Inc. ADR (b)	27,237	522,950
		172,512,711
HONG KONG — 0.4%
C Fiber Optic (c) (d)	686,800	—
China Animal Healthcare Ltd. (c) (d)	305,700	—
China Common Rich Renewable Energy Investments Ltd. (b) (c) (d)	5,962,000	—
China First Capital Group Ltd. (c)	66,800	472
China Huishan Dairy Holdings Co. Ltd. (c) (d)	549,000	—
China Huiyuan Juice Group Ltd. (c) (d)	157,000	—

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Chong Sing Holdings FinTech Group Ltd. (c) (d)	2,260,000	$—
Citychamp Watch & Jewellery Group Ltd. (c)	268,000	7,268
Comba Telecom Systems Holdings Ltd.	163,847	66,967
CTEG (b) (c) (d)	438,000	—
Damai Entertainment Holdings Ltd. (b) (c)	750,107	103,159
Digital China Holdings Ltd.	80,000	33,212
Guotai Junan International Holdings Ltd. (b)	18,000	10,388
Huabao International Holdings Ltd.	29,000	14,909
National Agricultural Holdings Ltd. (c) (d)	57,816	—
Nine Dragons Paper Holdings Ltd. (b) (c)	102,000	71,973
Sino Biopharmaceutical Ltd.	653,000	683,181
Skyworth Group Ltd. (b) (c)	49,600	29,325
SSY Group Ltd. (b)	192,691	72,317
Tech-Pro, Inc. (b) (c) (d)	1,684,800	—
United Energy Group Ltd. (b)	164,000	11,172
United Laboratories International Holdings Ltd. (b)	62,000	119,690
Wasion Holdings Ltd.	8,000	13,038
WH Group Ltd. (a)	418,259	453,180
		1,690,251
INDIA — 23.3%
Aarti Drugs Ltd.	2,432	13,326
ABB India Ltd.	5,432	317,109
Adani Energy Solutions Ltd. (c)	13,184	129,518
Adani Enterprises Ltd.	17,601	496,756
Adani Green Energy Ltd. (c)	20,774	240,253
Adani Ports & Special Economic Zone Ltd.	56,559	894,038
Adani Power Ltd. (c)	263,795	429,761
Adani Total Gas Ltd.	13,993	98,547
Affle 3i Ltd. (c)	7,455	163,535
AIA Engineering Ltd.	5,924	203,717
Ajanta Pharma Ltd.	3,497	94,774
Alembic Pharmaceuticals Ltd.	7,821	79,396
Alok Industries Ltd. (c)	249,252	48,622
Amber Enterprises India Ltd. (c)	3,091	281,602
APL Apollo Tubes Ltd.	11,692	222,031
Apollo Hospitals Enterprise Ltd.	5,248	437,921
Apollo Tyres Ltd.	35,423	188,687
Ashok Leyland Ltd.	70,692	113,591
Asian Paints Ltd.	18,082	478,582
Astral Ltd.	7,784	119,791
AstraZeneca Pharma India Ltd.	5,641	578,498
AU Small Finance Bank Ltd. (a)	10,847	89,353
Aurobindo Pharma Ltd.	24,284	296,450
Avenue Supermarts Ltd. (a) (c)	3,731	188,061
Axis Bank Ltd.	113,776	1,450,059
Bajaj Auto Ltd.	4,192	409,740
Bajaj Electricals Ltd.	15,952	97,925
Security Description	Shares	Value
Bajaj Finance Ltd.	121,770	$1,369,949
Bajaj Finserv Ltd.	20,558	464,559
Bajaj Hindusthan Sugar Ltd. (c)	303,759	67,704
Balkrishna Industries Ltd.	5,952	153,833
Balu Forge Industries Ltd.	8,720	62,663
Bandhan Bank Ltd. (a)	35,736	65,287
Bank of Baroda	34,520	100,517
BEML Ltd.	4,944	232,409
Bharat Bijlee Ltd.	9,877	349,109
Bharat Electronics Ltd.	218,357	993,429
Bharat Forge Ltd.	18,869	257,654
Bharat Heavy Electricals Ltd.	165,803	445,279
Bharat Petroleum Corp. Ltd.	88,774	339,594
Bharti Airtel Ltd.	143,637	3,038,760
Biocon Ltd.	91,070	349,761
Birlasoft Ltd.	36,688	145,841
Bondada Engineering Ltd.	11,400	48,687
Bosch Ltd.	531	228,126
Brightcom Group Ltd. (c)	233,586	36,542
Britannia Industries Ltd.	3,731	251,748
Can Fin Homes Ltd.	44,962	386,479
Carysil Ltd.	7,654	72,623
Cholamandalam Financial Holdings Ltd.	24,256	514,959
Cholamandalam Investment & Finance Co. Ltd.	43,332	786,126
Cipla Ltd.	60,052	1,016,752
City Union Bank Ltd.	245	590
Coal India Ltd.	94,084	413,206
Crompton Greaves Consumer Electricals Ltd.	41,450	135,990
Dabur India Ltd.	23,577	130,460
DCB Bank Ltd.	50,860	72,599
Deepak Nitrite Ltd.	5,933	122,624
Delhivery Ltd. (c)	27,173	137,734
Dhani Services Ltd. (c)	20,898	14,447
Dish TV India Ltd. (c)	117,936	6,442
Dishman Carbogen Amcis Ltd. (c)	3,728	11,572
Divi's Laboratories Ltd.	6,221	398,636
Dixon Technologies India Ltd.	5,064	930,913
DLF Ltd.	45,441	364,905
Dr. Lal PathLabs Ltd. (a)	5,424	190,481
Dr. Reddy's Laboratories Ltd.	39,687	546,972
Edelweiss Financial Services Ltd.	31,649	38,276
Eicher Motors Ltd.	6,876	542,522
Elecon Engineering Co. Ltd.	32,672	208,973
Emami Ltd.	9,211	55,838
Embassy Developments Ltd. (c)	26,671	27,705
Epigral Ltd.	1,782	33,941
Escorts Kubota Ltd.	4,244	164,744
Eternal Ltd. (c)	282,116	1,034,239
Federal Bank Ltd.	111,749	242,821
Fine Organic Industries Ltd.	23	1,157
Finolex Cables Ltd.	17,626	162,277
Fortis Healthcare Ltd.	32,500	354,983

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
FSN E-Commerce Ventures Ltd. (c)	78,877	$206,439
GAIL India Ltd.	171,619	340,749
Gillette India Ltd.	724	77,302
Glenmark Pharmaceuticals Ltd.	13,101	288,126
GMR Airports Ltd. (c)	430,803	423,094
Godrej Consumer Products Ltd.	33,142	435,566
Godrej Industries Ltd. (c)	12,721	172,171
Godrej Properties Ltd. (c)	7,692	170,562
Granules India Ltd.	41,581	242,118
Graphite India Ltd.	25,609	160,206
Grasim Industries Ltd.	9,985	310,035
Gujarat Pipavav Port Ltd.	34,016	60,543
Havells India Ltd.	23,713	401,142
HCL Technologies Ltd.	66,223	1,033,075
HDFC Bank Ltd.	530,668	5,683,888
HDFC Life Insurance Co. Ltd. (a)	38,708	329,779
HEG Ltd.	38,069	216,481
Hero MotoCorp Ltd.	8,342	514,160
HFCL Ltd.	72,678	59,656
Hikal Ltd.	7,902	22,392
Hindalco Industries Ltd.	77,034	661,075
Hindustan Construction Co. Ltd. (c)	480,283	146,537
Hindustan Copper Ltd.	18,666	69,258
Hindustan Petroleum Corp. Ltd.	88,756	443,236
Hindustan Unilever Ltd.	61,822	1,750,731
Hindustan Zinc Ltd.	91,263	495,894
Hitachi Energy India Ltd.	1,010	204,767
ICICI Bank Ltd.	598	9,079
ICICI Bank Ltd. ADR	139,052	4,203,542
ICICI Lombard General Insurance Co. Ltd. (a)	1,825	38,844
ICICI Prudential Life Insurance Co. Ltd. (a)	8,385	56,209
IDFC First Bank Ltd.	383,555	301,397
IIFL Finance Ltd. (c)	60,382	307,321
India Cements Ltd. (c)	2,482	10,734
IndiaMart InterMesh Ltd. (a)	677	17,967
Indian Hotels Co. Ltd.	41,821	339,273
Indian Oil Corp. Ltd.	225,357	380,186
Indus Towers Ltd. (c)	69,251	267,446
Infibeam Avenues Ltd. (c)	631,850	115,142
Info Edge India Ltd.	21,520	317,339
Infosys Ltd. ADR (b)	169,505	2,757,846
Inox Wind Ltd. (c)	25,905	40,916
InterGlobe Aviation Ltd. (a)	5,100	321,346
IOL Chemicals & Pharmaceuticals Ltd.	9,366	10,842
Ipca Laboratories Ltd.	20,900	315,187
ITC Ltd. GDR	172,222	778,443
Jaiprakash Power Ventures Ltd. (c)	1,042,002	204,554
Jindal Stainless Ltd.	35,000	290,817
Jindal Steel Ltd.	41,416	496,192
Jio Financial Services Ltd.	152,539	503,717
Security Description	Shares	Value
Johnson Controls-Hitachi Air Conditioning India Ltd.	7,148	$139,468
JSW Energy Ltd.	39,621	236,886
JSW Holdings Ltd. (c)	191	35,084
JSW Steel Ltd.	44,772	576,210
Jubilant Foodworks Ltd.	33,010	229,538
Jubilant Ingrevia Ltd.	21,671	156,049
Jubilant Pharmova Ltd.	7,655	93,061
Just Dial Ltd. (c)	14,849	138,675
Karnataka Bank Ltd.	43,577	84,471
Kaveri Seed Co. Ltd.	8,474	100,298
Kotak Mahindra Bank Ltd.	57,993	1,301,546
KPIT Technologies Ltd.	13,542	167,420
Larsen & Toubro Ltd. GDR	34,201	1,415,921
Laurus Labs Ltd. (a)	64,432	610,875
Lemon Tree Hotels Ltd. (a) (c)	220,925	413,814
LIC Housing Finance Ltd.	27,472	174,816
Lodha Developers Ltd. (a)	14,981	191,639
LTIMindtree Ltd. (a)	6,133	356,250
Lupin Ltd.	17,444	375,506
Mahindra & Mahindra Financial Services Ltd.	62,391	193,451
Mahindra & Mahindra Ltd.	45,470	1,755,016
MakeMyTrip Ltd. (b) (c)	6,920	647,712
Manappuram Finance Ltd.	45,366	143,473
Marico Ltd.	37,008	290,683
Marksans Pharma Ltd.	129,106	239,981
Maruti Suzuki India Ltd.	5,776	1,042,739
Max Financial Services Ltd. (c)	10,737	190,570
Max Healthcare Institute Ltd.	25,018	314,089
Motherson Sumi Wiring India Ltd.	153,241	78,891
Muthoot Finance Ltd.	7,351	254,759
Natco Pharma Ltd.	7,012	62,828
Navin Fluorine International Ltd.	4,067	211,689
NCC Ltd.	61,769	144,410
Nestle India Ltd.	38,458	499,368
NOCIL Ltd.	47,352	92,871
NTPC Ltd.	210,964	808,917
Nuvama Wealth Management Ltd.	322	22,866
Oberoi Realty Ltd.	6,828	121,666
Oil & Natural Gas Corp. Ltd.	240,957	649,961
Olectra Greentech Ltd.	11,056	193,368
One 97 Communications Ltd. (c)	22,603	286,086
Onesource Specialty Pharma Ltd. (c)	8,141	168,745
Page Industries Ltd.	543	248,815
Persistent Systems Ltd.	7,284	395,625
PG Electroplast Ltd.	5,197	29,401
Phoenix Mills Ltd.	3,025	52,995
PI Industries Ltd.	6,277	248,390
Piramal Finance Ltd. (c)	3,698	45,097
Piramal Pharma Ltd.	18,356	39,520
PNB Housing Finance Ltd. (a)	36,428	354,315
Power Finance Corp. Ltd.	71,861	332,035
Power Grid Corp. of India Ltd.	162,373	512,509
Rajesh Exports Ltd. (c)	18,676	38,148

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
RattanIndia Enterprises Ltd. (c)	162,390	$93,478
RattanIndia Power Ltd. (c)	1,108,653	140,098
Raymond Ltd. (c)	6,449	41,673
Raymond Realty Ltd. (c)	6,673	43,102
RBL Bank Ltd. (a)	38,763	121,041
REC Ltd.	68,654	288,298
Reliance Industries Ltd. GDR (a)	79,175	4,829,675
Reliance Infrastructure Ltd. (c)	53,823	146,759
Reliance Power Ltd. (c)	382,282	190,993
Religare Enterprises Ltd. (c)	34,221	96,779
Sammaan Capital Ltd. (c)	30,430	55,131
Samvardhana Motherson International Ltd.	149,757	178,196
SBI Life Insurance Co. Ltd. (a)	13,123	264,651
Sequent Scientific Ltd. (c)	75,851	159,145
Shilpa Medicare Ltd.	9,660	81,946
Shree Renuka Sugars Ltd. (c)	169,213	56,716
Shriram Finance Ltd.	67,742	470,058
Siemens Energy India Ltd. (c)	4,527	175,025
Siemens Ltd.	4,231	149,114
Solara Active Pharma Sciences Ltd. (c)	1,108	7,524
Sona Blw Precision Forgings Ltd. (a)	30,012	139,178
South Indian Bank Ltd.	455,176	148,412
SpiceJet Ltd. (c)	54,281	17,803
State Bank of India	116,057	1,140,391
Steel Authority of India Ltd.	149,302	226,134
Strides Pharma Science Ltd.	15,222	140,684
Subex Ltd. (c)	91,994	12,381
Sun Pharma Advanced Research Co. Ltd. (c)	19,537	28,500
Sun Pharmaceutical Industries Ltd.	82,607	1,483,300
Suzlon Energy Ltd. (c)	714,952	443,278
Tata Communications Ltd.	5,820	105,750
Tata Consultancy Services Ltd.	59,146	1,924,087
Tata Consumer Products Ltd.	21,016	267,302
Tata Elxsi Ltd.	1,028	60,518
Tata Motors Ltd.	108,115	828,256
Tata Steel Ltd.	247,771	470,964
Tata Teleservices Maharashtra Ltd. (c)	140,458	87,038
TCI Express Ltd.	958	7,927
Tech Mahindra Ltd.	33,143	522,703
Thyrocare Technologies Ltd. (a)	25,625	334,957
Titan Co. Ltd.	11,604	440,041
Torrent Pharmaceuticals Ltd.	10,674	433,169
Trent Ltd.	10,287	541,932
TVS Motor Co. Ltd.	25,720	996,110
Ujjivan Small Finance Bank Ltd. (a) (c)	154,251	80,523
UltraTech Cement Ltd.	4,449	612,416
United Breweries Ltd.	5,076	102,951
United Spirits Ltd.	34,557	515,424
UPL Ltd.	28,921	213,613
Vedanta Ltd.	68,339	358,517
Security Description	Shares	Value
V-Mart Retail Ltd. (c)	9,356	$74,794
Vodafone Idea Ltd. (c)	537,522	49,219
Wipro Ltd. ADR (b)	323,579	851,013
Wockhardt Ltd. (c)	19,620	334,997
Yes Bank Ltd. (c)	477,488	114,278
Zee Entertainment Enterprises Ltd.	52,493	66,435
Zydus Lifesciences Ltd.	16,757	185,313
		92,746,627
INDONESIA — 1.7%
AKR Corporindo Tbk. PT	402,500	29,224
Alamtri Minerals Indonesia Tbk. PT	495,500	31,220
Alamtri Resources Indonesia Tbk. PT	1,247,500	126,509
Aspirasi Hidup Indonesia Tbk. PT	1,478,200	38,141
Astra International Tbk. PT	1,571,251	544,493
Bank Central Asia Tbk. PT	2,634,475	1,205,393
Bank Jago Tbk. PT (c)	99,400	12,705
Bank Mandiri Persero Tbk. PT	3,134,580	827,612
Bank Negara Indonesia Persero Tbk. PT	690,500	169,880
Bank Rakyat Indonesia Persero Tbk. PT	4,768,831	1,116,018
Barito Pacific Tbk. PT (c)	1,233,091	277,473
Barito Renewables Energy Tbk. PT	546,000	307,156
Bumi Resources Minerals Tbk. PT (c)	2,337,100	117,802
Chandra Asri Pacific Tbk. PT	562,612	260,797
Charoen Pokphand Indonesia Tbk. PT	359,100	100,414
Ciputra Development Tbk. PT	570,196	31,820
Dian Swastatika Sentosa Tbk. PT (c)	40,100	255,543
Elang Mahkota Teknologi Tbk. PT	640,200	48,212
GoTo Gojek Tokopedia Tbk. PT (c)	42,492,000	137,688
Gudang Garam Tbk. PT	1,900	1,593
Indah Kiat Pulp & Paper Tbk. PT	136,100	60,026
Indocement Tunggal Prakarsa Tbk. PT	175,525	68,725
Kalbe Farma Tbk. PT	617,300	41,857
Lippo Karawaci Tbk. PT (c)	2,498,010	15,439
Matahari Department Store Tbk. PT	13,000	1,260
Media Nusantara Citra Tbk. PT (c)	258,600	4,655
Pabrik Kertas Tjiwi Kimia Tbk. PT	48,800	20,425
Pakuwon Jati Tbk. PT	1,415,600	31,939
Perusahaan Gas Negara Tbk. PT	989,340	100,329
Semen Indonesia Persero Tbk. PT	383,761	65,399
Summarecon Agung Tbk. PT	606,727	15,510
Telkom Indonesia Persero Tbk. PT	3,257,394	598,117
Transcoal Pacific Tbk. PT	55,900	19,539
Unilever Indonesia Tbk. PT	206,700	22,078
United Tractors Tbk. PT	117,045	188,052
		6,893,043

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
MALAYSIA — 2.5%
AEON Credit Service M Bhd.	79,900	$104,989
Alliance Bank Malaysia Bhd.	467,299	485,231
AMMB Holdings Bhd.	70,400	94,513
Astro Malaysia Holdings Bhd. (c)	154,900	4,601
Axiata Group Bhd.	293,283	186,765
Bermaz Auto Bhd.	162,280	26,221
British American Tobacco Malaysia Bhd.	4,200	5,100
Bursa Malaysia Bhd.	210,051	400,786
Cahya Mata Sarawak Bhd.	173,500	51,945
Carlsberg Brewery Malaysia Bhd. Class B	37,303	145,897
CelcomDigi Bhd.	125,200	110,072
CIMB Group Holdings Bhd.	340,564	593,974
Dayang Enterprise Holdings Bhd.	109,350	41,573
Dialog Group Bhd.	366,200	164,457
Eco World Development Group Bhd.	144,000	74,934
Frontken Corp. Bhd.	114,400	112,810
Gamuda Bhd.	272,950	358,658
Genting Bhd.	286,900	199,061
Genting Malaysia Bhd.	317,400	158,379
Hartalega Holdings Bhd.	68,100	18,932
Hibiscus Petroleum Bhd.	68,140	24,772
Hong Leong Bank Bhd.	31,800	155,052
IHH Healthcare Bhd.	82,200	147,466
IJM Corp. Bhd.	610,480	409,066
Inari Amertron Bhd.	367,512	180,765
IOI Corp. Bhd.	405,796	380,871
IOI Properties Group Bhd.	354,816	176,207
Kuala Lumpur Kepong Bhd.	33,229	162,651
Malayan Banking Bhd.	276,029	649,982
Maxis Bhd.	214,600	184,591
MISC Bhd.	51,300	88,984
NEXG Bhd. (c)	338,100	41,374
Padini Holdings Bhd.	191,850	91,173
Pentamaster Corp. Bhd. (c)	212,175	189,563
Petronas Chemicals Group Bhd.	84,500	84,932
PPB Group Bhd.	73,720	178,673
Press Metal Aluminium Holdings Bhd.	466,170	654,643
Public Bank Bhd.	799,473	822,554
RHB Bank Bhd.	179,101	280,876
SD Guthrie Bhd.	213,499	264,813
Sime Darby Bhd.	223,588	121,131
Sime Darby Property Bhd.	267,688	93,502
Supermax Corp. Bhd. (c)	164,560	17,596
Telekom Malaysia Bhd.	86,644	145,762
Tenaga Nasional Bhd.	150,650	473,231
Top Glove Corp. Bhd. (c)	289,200	39,856
Velesto Energy Bhd.	605,300	35,238
Yinson Holdings Bhd.	243,614	140,085
YTL Corp. Bhd.	275,910	182,257
Zetrix Ai Bhd.	563,342	113,779
		9,870,343
Security Description	Shares	Value
PHILIPPINES — 0.7%
Aboitiz Equity Ventures, Inc.	79,660	$40,788
Alliance Global Group, Inc.	530,200	69,236
Ayala Land, Inc.	825,851	345,524
Bank of the Philippine Islands	71,067	140,424
BDO Unibank, Inc.	160,533	366,578
Bloomberry Resorts Corp.	313,300	22,286
Cebu Air, Inc. (c)	45,230	27,317
D&L Industries, Inc.	1,076,000	92,995
Globe Telecom, Inc.	1,749	45,077
JG Summit Holdings, Inc.	240,372	94,992
Jollibee Foods Corp.	30,150	110,861
LT Group, Inc.	376,200	98,510
Metropolitan Bank & Trust Co.	63,700	74,426
PLDT, Inc.	12,344	233,306
Puregold Price Club, Inc.	226,050	163,129
SM Investments Corp.	22,285	281,434
SM Prime Holdings, Inc.	698,900	269,593
Universal Robina Corp.	63,880	77,819
		2,554,295
TAIWAN — 26.8%
Accton Technology Corp.	25,000	857,176
Acer, Inc.	390,395	396,441
Advantech Co. Ltd.	27,085	283,487
Alchip Technologies Ltd.	5,000	568,443
ASE Technology Holding Co. Ltd.	247,043	1,329,321
Asia Cement Corp.	332,687	416,432
Asia Vital Components Co. Ltd.	30,000	965,615
ASPEED Technology, Inc.	2,000	331,387
Asustek Computer, Inc.	60,737	1,337,178
AUO Corp. ADR (c)	90,628	435,919
Bank of Kaohsiung Co. Ltd.	271,652	106,511
Caliway Biopharmaceuticals Co. Ltd. (c)	44,000	267,800
Catcher Technology Co. Ltd.	64,539	386,455
Cathay Financial Holding Co. Ltd.	712,838	1,534,293
Center Laboratories, Inc. (c)	52,582	67,026
Chailease Holding Co. Ltd.	86,660	317,035
Chang Hwa Commercial Bank Ltd.	445,870	287,465
Cheng Shin Rubber Industry Co. Ltd.	89,000	109,943
China Steel Chemical Corp.	18,877	50,664
China Steel Corp.	938,216	597,198
Chroma ATE, Inc.	17,000	322,954
Chunghwa Telecom Co. Ltd.	174,074	762,480
Compal Electronics, Inc.	584,029	620,859
Compeq Manufacturing Co. Ltd.	25,000	60,207
CTBC Financial Holding Co. Ltd.	1,333,570	1,877,097
Delta Electronics, Inc.	84,986	2,381,326
E.Sun Financial Holding Co. Ltd.	731,305	800,217
Eclat Textile Co. Ltd.	32,365	465,649
eCloudvalley Digital Technology Co. Ltd.	14,311	35,169
EirGenix, Inc. (c)	19,000	43,825
Elite Advanced Laser Corp.	6,000	53,547
Elite Material Co. Ltd.	17,000	683,280

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Elite Semiconductor Microelectronics Technology, Inc.	18,000	$43,113
eMemory Technology, Inc.	3,318	219,364
Ennostar, Inc.	73,585	94,764
Evergreen Marine Corp. Taiwan Ltd.	50,465	296,385
Everlight Electronics Co. Ltd.	93,996	197,071
Far Eastern New Century Corp.	519,352	473,718
Far EasTone Telecommunications Co. Ltd.	76,000	220,434
Faraday Technology Corp.	18,695	97,223
Feng TAY Enterprise Co. Ltd.	37,329	150,649
Firich Enterprises Co. Ltd.	24,767	20,397
First Financial Holding Co. Ltd.	541,128	529,978
FocalTech Systems Co. Ltd.	20,000	43,704
Formosa Chemicals & Fibre Corp.	354,182	345,722
Formosa Petrochemical Corp.	125,000	166,514
Formosa Plastics Corp.	352,663	446,065
Foxconn Technology Co. Ltd.	139,519	321,812
Fubon Financial Holding Co. Ltd.	601,460	1,742,533
Genius Electronic Optical Co. Ltd.	6,475	90,928
Giant Manufacturing Co. Ltd.	26,305	81,906
Globalwafers Co. Ltd.	15,884	243,122
Himax Technologies, Inc. ADR (b)	12,416	109,633
Hiwin Technologies Corp.	25,745	182,034
Holy Stone Enterprise Co. Ltd.	14,700	46,785
Hon Hai Precision Industry Co. Ltd.	660,765	4,682,894
Hotai Motor Co. Ltd.	26,640	518,325
HTC Corp. (c)	74,710	146,096
Hua Nan Financial Holdings Co. Ltd.	617,976	600,174
Innolux Corp.	456,927	215,885
Inventec Corp.	228,000	342,247
ITEQ Corp.	17,267	60,053
KGI Financial Holding Co. Ltd.	1,575,154	772,641
King Yuan Electronics Co. Ltd.	154,898	833,495
LandMark Optoelectronics Corp.	6,000	89,573
Largan Precision Co. Ltd.	6,142	473,578
Lite-On Technology Corp.	104,394	590,851
Macronix International Co. Ltd. (c)	159,673	131,236
Makalot Industrial Co. Ltd.	25,570	243,300
MediaTek, Inc.	83,601	3,607,038
Medigen Biotechnology Corp. (c)	14,000	13,321
Medigen Vaccine Biologics Corp. (c)	25,467	32,379
Mega Financial Holding Co. Ltd.	640,423	893,037
Merry Electronics Co. Ltd.	25,183	83,866
Microbio Co. Ltd. (c)	4,153	3,148
Micro-Star International Co. Ltd.	32,000	121,793
Motech Industries, Inc.	72,627	41,582
Nan Ya Plastics Corp.	483,704	626,095
Nanya Technology Corp. (c)	39,000	93,412
Nien Made Enterprise Co. Ltd.	11,000	153,209
Novatek Microelectronics Corp.	43,599	610,111
Nuvoton Technology Corp.	20,000	41,341
Security Description	Shares	Value
Oneness Biotech Co. Ltd. (c)	19,113	$43,020
PChome Online, Inc. (c)	20,893	21,902
Pegatron Corp.	198,900	462,042
PharmaEssentia Corp.	12,743	215,324
Phoenix Silicon International Corp.	20,416	120,575
PlayNitride, Inc. (c)	9,000	45,328
Pou Chen Corp.	141,000	133,468
Powertech Technology, Inc.	145,518	697,081
President Chain Store Corp.	32,000	260,385
Promos Technologies, Inc. (c) (d)	2,232	—
Quanta Computer, Inc.	135,729	1,291,470
Radiant Opto-Electronics Corp.	25,000	117,708
RDC Semiconductor Co. Ltd. (c)	10,300	52,720
Realtek Semiconductor Corp.	41,825	754,766
RichWave Technology Corp.	14,201	69,192
Ritek Corp. (c)	56,593	19,126
Senhwa Biosciences, Inc. (c)	1,000	1,347
Shanghai Commercial & Savings Bank Ltd.	252,332	348,138
Silicon Motion Technology Corp. ADR	2,361	223,846
Simplo Technology Co. Ltd.	16,000	194,238
Sino-American Silicon Products, Inc.	26,000	98,957
SinoPac Financial Holdings Co. Ltd.	1,409,416	1,156,093
Sitronix Technology Corp.	10,000	71,199
Synnex Technology International Corp.	141,000	292,381
TA-I Technology Co. Ltd.	15,750	27,130
Taiwan Cooperative Financial Holding Co. Ltd.	210,807	170,496
Taiwan FU Hsing Industrial Co. Ltd.	133,000	195,498
Taiwan High Speed Rail Corp.	89,000	82,056
Taiwan Mobile Co. Ltd.	119,260	426,515
Taiwan Paiho Ltd.	20,000	35,501
Taiwan Semiconductor Manufacturing Co. Ltd.	150,000	6,422,665
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	145,663	40,682,219
Taiwan Surface Mounting Technology Corp.	20,000	68,574
Taiwan Union Technology Corp.	13,000	134,146
TCC Group Holdings Co. Ltd.	609,631	480,056
Teco Electric & Machinery Co. Ltd.	98,000	305,788
TPK Holding Co. Ltd.	23,000	29,771
Tripod Technology Corp.	69,361	683,870
TS Financial Holding Co. Ltd.	1,731,990	1,022,896
Unimicron Technology Corp.	67,540	335,728
Uni-President Enterprises Corp.	309,893	797,152
United Integrated Services Co. Ltd.	31,755	933,542
United Microelectronics Corp. ADR	157,044	1,190,393
Vanguard International Semiconductor Corp.	20,738	69,403
Voltronic Power Technology Corp.	6,804	206,946

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Walsin Lihwa Corp.	387,382	$329,830
Walsin Technology Corp.	25,000	85,718
Win Semiconductors Corp.	25,000	76,202
Winbond Electronics Corp. (c)	92,026	102,811
Wistron Corp.	142,976	659,103
Wiwynn Corp.	8,248	897,110
WPG Holdings Ltd.	42,000	91,089
Yageo Corp.	103,212	575,695
Yang Ming Marine Transport Corp.	83,000	144,334
Yuanta Financial Holding Co. Ltd.	1,181,397	1,350,866
Zhen Ding Technology Holding Ltd.	33,000	179,736
		106,420,078
THAILAND — 1.9%
Advanced Info Service PCL	87,561	786,306
Airports of Thailand PCL	246,100	307,577
Bangkok Bank PCL NVDR	19,600	90,122
Bangkok Dusit Medical Services PCL Class F	69,300	43,840
Bangkok Expressway & Metro PCL	1,300,307	206,653
Bumrungrad Hospital PCL	25,600	138,645
Carabao Group PCL	11,700	19,768
Central Plaza Hotel PCL	34,100	31,569
Charoen Pokphand Foods PCL	175,800	120,979
Chularat Hospital PCL	1,374,900	67,462
CP ALL PCL	355,354	518,145
CPN Retail Growth Leasehold REIT	25,500	9,128
Delta Electronics Thailand PCL	208,700	1,020,798
Electricity Generating PCL	13,699	48,404
Energy Absolute PCL (b) (c)	324,300	33,426
Frasers Property Thailand Industrial Freehold & Leasehold REIT	51,187	16,112
Global Power Synergy PCL	20,300	24,275
Gulf Development PCL (c)	206,978	277,844
Gunkul Engineering PCL	1,120,743	65,367
Hana Microelectronics PCL	73,100	51,433
Ichitan Group PCL	93,600	38,127
Indorama Ventures PCL	117,800	81,429
IRPC PCL (b)	1,941,991	67,120
Jasmine International PCL (c)	445,578	19,663
Kasikornbank PCL	41,254	213,240
Kasikornbank PCL NVDR	63,200	326,678
KCE Electronics PCL	124,070	87,295
Krungthai Card PCL	62,600	57,954
MC Group PCL	212,800	72,892
Mega Lifesciences PCL	162,100	155,072
Minor International PCL	245,846	175,252
Muangthai Capital PCL	16,200	20,247
PTG Energy PCL	126,200	35,829
PTT Exploration & Production PCL	109,707	391,025
PTT Global Chemical PCL NVDR	54,500	41,878
PTT PCL	318,283	326,583
SCB X PCL	67,828	268,968
Security Description	Shares	Value
Siam Cement PCL NVDR	35,500	$251,967
Srisawad Corp. PCL	233,056	215,759
SVI PCL	560,440	102,904
Thai Beverage PCL	583,500	210,462
Thai Oil PCL	244,649	266,128
Thai Union Group PCL	153,500	60,633
TMBThanachart Bank PCL	2,340,936	137,256
True Corp. PCL NVDR (c)	587,356	188,505
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust Class F, REIT	47,800	14,530
		7,705,249
UNITED STATES — 0.0% *
JS Global Lifestyle Co. Ltd. (a) (c)	46,000	10,997
Legend Biotech Corp. ADR (b) (c)	4,498	146,680
		157,677
TOTAL COMMON STOCKS (Cost $289,834,045)		400,550,274
PREFERRED STOCKS — 0.0% *
INDIA — 0.0% *
TVS Motor Co. Ltd. 6.00% (c) (Cost $0)	102,880	11,587
WARRANTS — 0.0% *
MALAYSIA — 0.0% *
Eco World Development Group Bhd. (expiring 04/12/29) (c)	38,320	9,470
NEXG Bhd. (expiring 02/17/28) (c)	180,850	12,462
Supermax Corp. Bhd. (expiring 03/01/30) (c)	8,648	278
Top Glove Corp. Bhd. (expiring 02/09/30) (c)	15,460	569
YTL Corp. Bhd. (expiring 06/02/28) (c)	56,142	17,075
		39,854
THAILAND — 0.0% *
Jasmine International PCL (expiring 10/10/31) (c)	218,989	2,635
TOTAL WARRANTS (Cost $0)		42,489
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (e) (f)	45,607	45,607

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	755,464	$755,464
TOTAL SHORT-TERM INVESTMENTS (Cost $801,071)		801,071
TOTAL INVESTMENTS — 100.9% (Cost $290,635,116)		401,405,421
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(3,701,275)
NET ASSETS — 100.0%		$397,704,146
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.5% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	Non-income producing security.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the securities is $4,252, representing less than 0.05% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$393,668,595	$6,877,427	$4,252	$400,550,274
Preferred Stocks	—	11,587	—	11,587
Warrants	25,414	17,075	—	42,489
Short-Term Investments	801,071	—	—	801,071
TOTAL INVESTMENTS	$394,495,080	$6,906,089	$4,252	$401,405,421
Sector Breakdown as of September 30, 2025

% of Net Assets
Information Technology	27.9%
Financials	17.4
Consumer Discretionary	15.7
Communication Services	10.0
Industrials	7.7
Health Care	5.6
Materials	5.6
Consumer Staples	4.0
Energy	3.4
Utilities	2.2
Real Estate	1.2
Short-Term Investments	0.2
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	570,034	$570,034	$31,834,712	$32,359,139	$—	$—	45,607	$45,607	$16,666
State Street Navigator Securities Lending Portfolio II	5,253,468	5,253,468	37,984,585	42,482,589	—	—	755,464	755,464	91,162
Total		$5,823,502	$69,819,297	$74,841,728	$—	$—		$801,071	$107,828
See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 98.9%
BRAZIL — 9.3%
Ambev SA	14,360,213	$32,600,384
Banco ABC Brasil SA Preference Shares	389,298	1,699,576
Banco Bradesco SA	6,298,824	18,013,368
Banco do Brasil SA	7,394,983	30,673,860
		82,987,188
CHINA — 7.7%
China Railway Group Ltd. Class H	21,220,000	10,718,549
China State Construction International Holdings Ltd.	4,730,000	6,024,665
Genertec Universal Medical Group Co. Ltd. (a)	6,677,500	5,209,556
Huatai Securities Co. Ltd. Class H (a)	4,817,600	12,743,073
PICC Property & Casualty Co. Ltd. Class H	5,212,000	11,763,241
Zhejiang Expressway Co. Ltd. Class H	9,198,000	8,500,028
Zhuzhou CRRC Times Electric Co. Ltd. Class H	2,468,800	13,580,875
		68,539,987
CZECH REPUBLIC — 0.2%
Colt CZ Group SE	37,847	1,411,144
GREECE — 1.1%
Hellenic Telecommunications Organization SA	506,848	9,600,206
HONG KONG — 0.4%
Crystal International Group Ltd. (a)	4,588,500	3,986,718
INDIA — 2.0%
ITC Ltd.	4,014,137	18,154,065
INDONESIA — 0.9%
Bank Central Asia Tbk. PT	17,845,000	8,164,904
KUWAIT — 2.2%
Integrated Holding Co. KCSC	1,485,528	2,664,275
Kuwait Telecommunications Co.	869,773	1,622,551
Mobile Telecommunications Co. KSCP	3,841,623	6,474,999
National Bank of Kuwait SAKP	2,613,342	9,074,639
		19,836,464
MALAYSIA — 11.0%
Axiata Group Bhd.	6,720,900	4,279,913
CelcomDigi Bhd.	2,781,500	2,445,420
Hong Leong Bank Bhd.	612,300	2,985,481
IGB Real Estate Investment Trust	1,993,700	1,316,974
Malayan Banking Bhd.	7,429,500	17,494,676
MISC Bhd.	1,847,700	3,204,992
Petronas Gas Bhd.	576,600	2,534,656
Public Bank Bhd.	12,723,200	13,090,521
RHB Bank Bhd.	6,803,000	10,668,837
Sime Darby Bhd.	9,817,500	5,318,736
Security Description	Shares	Value
Sunway Real Estate Investment Trust	3,638,700	$1,815,675
Telekom Malaysia Bhd.	6,631,000	11,155,395
Tenaga Nasional Bhd.	6,113,200	19,203,161
Westports Holdings Bhd.	2,224,630	2,833,318
		98,347,755
MEXICO — 4.4%
Arca Continental SAB de CV (b)	2,022,098	21,180,050
Kimberly-Clark de Mexico SAB de CV Class A (b)	4,772,248	10,084,652
Megacable Holdings SAB de CV	830,339	2,673,209
Prologis Property Mexico SA de CV REIT	1,245,341	5,093,450
		39,031,361
PHILIPPINES — 1.2%
Bank of the Philippine Islands	1,927,120	3,807,883
Manila Electric Co.	245,510	2,235,744
Metropolitan Bank & Trust Co.	2,114,250	2,470,258
PLDT, Inc.	90,480	1,710,103
		10,223,988
POLAND — 0.4%
KRUK SA	27,579	3,481,726
QATAR — 1.7%
Al Rayan Bank	10,611,970	6,936,690
Ooredoo QPSC	1,498,280	5,625,237
Qatar Navigation QSC	487,595	1,513,272
United Development Co. QSC	4,491,527	1,232,363
		15,307,562
ROMANIA — 2.0%
NEPI Rockcastle NV	2,226,320	17,845,402
RUSSIA — 0.0%
Federal Grid Co-Rosseti PJSC (c) (d)	767,865,898	—
Inter RAO UES PJSC (c) (d)	110,161,174	—
Unipro PAO (c) (d)	23,862,428	—
		—
SAUDI ARABIA — 5.0%
Al Hammadi Holding	296,572	2,721,990
Jarir Marketing Co.	1,519,536	5,652,373
Riyadh Cement Co.	235,932	1,795,504
Saudi Telecom Co.	2,277,029	26,764,290
United Electronics Co.	305,350	7,299,511
		44,233,668
SOUTH AFRICA — 10.4%
AVI Ltd.	1,069,027	6,129,439
Bidvest Group Ltd. (b)	1,046,125	12,843,947
FirstRand Ltd.	3,559,475	16,022,537
Investec Ltd.	657,165	4,880,219
Nedbank Group Ltd.	1,628,957	20,158,372
Reunert Ltd.	396,591	1,237,185
Sanlam Ltd.	2,706,962	13,115,488

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Standard Bank Group Ltd.	1,358,935	$18,619,832
		93,007,019
TAIWAN — 23.3%
Cheng Shin Rubber Industry Co. Ltd. (b)	9,290,000	11,476,097
Chunghwa Telecom Co. Ltd.	4,466,000	19,562,012
Cleanaway Co. Ltd.	370,000	2,452,261
Eclat Textile Co. Ltd. (b)	1,043,000	15,006,086
Far Eastern International Bank	4,546,277	1,857,115
Gloria Material Technology Corp. (b)	3,451,000	4,053,606
Hu Lane Associate, Inc. (b)	1,031,365	4,314,556
IEI Integration Corp.	1,793,000	3,906,267
Marketech International Corp. (b)	1,033,000	8,286,912
Mega Financial Holding Co. Ltd.	6,564,000	9,153,160
Nan Pao Resins Chemical Co. Ltd. (b)	499,000	6,434,379
Nien Made Enterprise Co. Ltd.	927,000	12,911,329
Pegavision Corp. (b)	179,000	1,876,452
President Chain Store Corp. (b)	1,346,000	10,952,425
Primax Electronics Ltd.	2,238,000	5,771,599
Sercomm Corp. (b)	2,760,000	9,146,269
Shanghai Commercial & Savings Bank Ltd.	6,542,000	9,025,891
Sinbon Electronics Co. Ltd.	1,702,000	12,844,019
Sino-American Silicon Products, Inc. (b)	3,812,000	14,508,563
Sporton International, Inc.	255,150	1,498,519
Taiwan Mobile Co. Ltd. (b)	4,917,000	17,584,914
Taiwan Secom Co. Ltd.	513,000	1,876,747
TTY Biopharm Co. Ltd.	534,000	1,371,881
Uni-President Enterprises Corp.	7,034,000	18,093,891
YungShin Global Holding Corp.	1,780,000	3,422,403
		207,387,353
THAILAND — 13.1%
Advanced Info Service PCL	249,300	2,238,738
Advanced Info Service PCL NVDR	2,017,900	18,120,935
Home Product Center PCL NVDR (b)	42,324,472	9,730,514
Kiatnakin Phatra Bank PCL NVDR	1,883,100	3,414,045
Krungthai Card PCL	281,000	260,145
Krungthai Card PCL	148,800	137,756
Krungthai Card PCL NVDR (b)	8,186,800	7,579,201
PTT PCL	993,700	1,019,612
PTT PCL	607,200	623,033
PTT PCL NVDR	33,030,600	33,891,913
Ratch Group PCL	67,500	53,638
Ratch Group PCL	36,000	28,607
Ratch Group PCL NVDR	1,945,100	1,545,636
Supalai PCL	591,500	332,211
Supalai PCL NVDR (b)	5,951,300	3,342,498
Thai Beverage PCL (b)	31,143,500	11,233,112
Thanachart Capital PCL NVDR (b)	1,573,577	2,440,125
Tisco Financial Group PCL NVDR (b)	2,743,100	8,634,353
Security Description	Shares	Value
WHA Corp. PCL NVDR (b)	107,874,500	$11,851,048
		116,477,120
UNITED ARAB EMIRATES — 2.6%
Abu Dhabi National Oil Co. for Distribution PJSC	4,792,081	4,957,775
Emirates Telecommunications Group Co. PJSC	3,176,995	16,295,830
Sharjah Islamic Bank	2,745,368	2,107,797
		23,361,402
TOTAL COMMON STOCKS (Cost $849,727,266)		881,385,032
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (e) (f)	2,317,957	2,317,957
State Street Navigator Securities Lending Portfolio II (g) (h)	21,747,232	21,747,232
TOTAL SHORT-TERM INVESTMENTS (Cost $24,065,189)		24,065,189
TOTAL INVESTMENTS — 101.6% (Cost $873,792,455)		905,450,221
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(14,545,096)
NET ASSETS — 100.0%		$890,905,125
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.5% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	Non-income producing security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	110	12/19/2025	$7,390,918	$7,478,033	$87,115

During the year ended September 30, 2025, the average notional value related to futures contracts was $5,115,767.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$877,480,688	$3,904,344	$0(a)	$881,385,032
Short-Term Investments	24,065,189	—	—	24,065,189
TOTAL INVESTMENTS	$901,545,877	$3,904,344	$0	$905,450,221
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$87,115	$—	$—	$87,115
TOTAL OTHER FINANCIAL INSTRUMENTS:	$87,115	$—	$—	$87,115
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2025.
Sector Breakdown as of September 30, 2025

% of Net Assets
Financials	30.4%
Communication Services	16.4
Consumer Staples	14.4
Industrials	8.5
Consumer Discretionary	8.4
Information Technology	6.1
Real Estate	4.8
Energy	4.0
Utilities	2.9
Health Care	1.6
Materials	1.4
Short-Term Investments	2.7
Liabilities in Excess of Other Assets	(1.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	226,859	$226,859	$255,910,200	$253,819,102	$—	$—	2,317,957	$2,317,957	$122,737
State Street Navigator Securities Lending Portfolio II	7,133,380	7,133,380	194,514,966	179,901,114	—	—	21,747,232	21,747,232	61,072
Total		$7,360,239	$450,425,166	$433,720,216	$—	$—		$24,065,189	$183,809
See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.0%
BELGIUM — 0.0% *
Viohalco SA	41,234	$360,952
BRAZIL — 3.4%
Afya Ltd. Class A	11,355	177,138
Alpargatas SA Preference Shares	147,988	261,766
Alupar Investimento SA	93,794	563,410
Anima Holding SA	238,010	153,294
Auren Energia SA	44,100	85,044
Azzas 2154 SA	75,082	425,068
Banco ABC Brasil SA Preference Shares	24,296	106,070
Banco do Estado do Rio Grande do Sul SA Preference Shares	148,728	333,731
Banco Pan SA Preference Shares	158,431	231,449
Bemobi Mobile Tech SA	41,670	181,060
Boa Safra Sementes SA	54,890	110,078
Bradespar SA	42,610	124,496
Bradespar SA Preference Shares	125,396	398,636
BrasilAgro - Co. Brasileira de Propriedades Agricolas	32,246	122,613
Braskem SA Preference Shares (a)	57,400	70,813
Brava Energia (a)	230,700	778,884
C&A Modas SA	75,911	233,625
CI&T, Inc. Class A (a)	18,496	95,254
Cia Brasileira de Aluminio (a)	266,086	177,872
Cia Brasileira de Distribuicao (a)	190,479	142,353
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	141,232	171,052
Cia de Saneamento de Minas Gerais Copasa MG	128,074	829,449
Cia De Sanena Do Parana	161,911	1,126,419
Cia Siderurgica Nacional SA	405,000	600,783
Cogna Educacao SA	850,500	533,404
Construtora Tenda SA	56,037	274,527
Cosan SA (a)	820,000	950,024
Cury Construtora e Incorporadora SA	82,971	538,594
CVC Brasil Operadora e Agencia de Viagens SA (a)	188,049	68,856
Cyrela Brazil Realty SA Empreendimentos e Participacoes	141,913	818,081
Dexco SA	310,142	337,772
Dimed SA Distribuidora da Medicamentos	95,455	175,117
Direcional Engenharia SA	222,684	676,137
EcoRodovias Infraestrutura e Logistica SA	118,582	174,348
Even Construtora e Incorporadora SA	82,670	121,858
Ez Tec Empreendimentos e Participacoes SA	25,300	78,101
Fleury SA	119,760	362,953
Fras-Le SA	81,377	344,728
Grendene SA	211,129	206,548
Security Description	Shares	Value
Grupo SBF SA	66,212	$161,628
Hidrovias do Brasil SA (a)	479,840	302,741
Iguatemi SA	140,507	645,870
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	35,217	77,899
Iochpe Maxion SA	96,536	216,073
Irani Papel e Embalagem SA	78,761	123,343
IRB-Brasil Resseguros SA (a)	41,331	380,284
JHSF Participacoes SA	143,737	174,626
JSL SA	71,808	85,621
Kepler Weber SA	82,659	113,615
Lavvi Empreendimentos Imobiliarios SA	78,249	219,221
LOG Commercial Properties e Participacoes SA	49,267	217,400
Log-in Logistica Intermodal SA (a)	5,895	29,998
Lojas Quero-Quero SA	171,552	73,124
LWSA SA (b)	99,200	85,312
M Dias Branco SA	59,874	323,118
Magazine Luiza SA	181,096	326,449
Mahle Metal Leve SA	36,876	189,104
Marcopolo SA Preference Shares	425,409	711,738
Mills Locacao Servicos e Logistica SA	85,140	190,086
Minerva SA (a)	192,813	244,386
Moura Dubeux Engenharia SA	44,068	247,666
Movida Participacoes SA	113,836	191,524
MRV Engenharia e Participacoes SA (a)	165,870	232,038
Nexa Resources SA	25,474	127,115
Oceanpact Servicos Maritimos SA (a)	101,910	146,774
Odontoprev SA	154,630	384,430
Oncoclinicas do Brasil Servicos Medicos SA (a)	86,000	53,613
Orizon Valorizacao de Residuos SA (a)	46,984	491,847
Pet Center Comercio e Participacoes SA	109,200	77,714
Petroreconcavo SA	96,683	228,929
Plano & Plano Desenvolvimento Imobiliario SA	48,100	154,175
Randon SA Implementos e Participacoes Preference Shares	99,903	115,369
Sao Martinho SA	62,978	205,293
Schulz SA Preference Shares	136,695	122,179
Serena Energia SA (a)	186,377	432,210
Simpar SA	171,815	160,989
SLC Agricola SA	152,514	469,952
Tegma Gestao Logistica SA	47,157	307,441
Tres Tentos Agroindustrial SA	109,651	287,843
Tupy SA	47,274	115,843
Unipar Carbocloro SA Preference Shares	33,837	449,779

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares (a)	298,542	$237,127
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	50,089	198,924
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	294,650	190,880
Vinci Compass Investments Ltd. Class A	18,386	197,649
Vivara Participacoes SA	69,938	375,065
VTEX Class A (a) (c)	32,808	143,699
Vulcabras SA	47,816	176,699
Wilson Sons SA	89,006	305,013
YDUQS Participacoes SA	80,984	196,470
		25,077,290
BRITISH VIRGIN ISLANDS — 0.0% *
SF Real Estate Investment Trust	621,000	224,283
CAYMAN ISLANDS — 0.1%
Amax Holding Co. Ltd.	14,000	83,601
HealthyWay, Inc. (a)	214,500	229,928
Wanka Online, Inc. (a) (b)	1,261,000	175,040
		488,569
CHILE — 0.5%
CAP SA (a)	49,493	269,962
Empresa Nacional de Telecomunicaciones SA	79,912	281,736
Engie Energia Chile SA	433,214	626,250
Inversiones Aguas Metropolitanas SA	380,531	363,694
Inversiones La Construccion SA	21,882	295,820
Ripley Corp. SA	1,031,294	501,948
Salfacorp SA	282,293	273,032
SMU SA	1,530,929	255,573
SONDA SA	330,280	125,418
Vina Concha y Toro SA	350,138	383,804
		3,377,237
CHINA — 21.9%
361 Degrees International Ltd.	689,000	554,360
ABA Chemicals Corp. Class A	100,300	100,196
Abbisko Cayman Ltd. (a)	265,000	610,354
Adicon Holdings Ltd. (a) (c)	138,500	121,938
Aerospace Nanhu Electronic Information Technology Co. Ltd. Class A (a)	15,603	94,353
Agora, Inc. ADR (a)	23,860	91,139
AIM Vaccine Co. Ltd. Class H (a)	405,800	221,144
AInnovation Technology Group Co. Ltd. Class H (a) (b)	129,100	137,058
AK Medical Holdings Ltd. (b) (c)	260,000	184,464
A-Living Smart City Services Co. Ltd. Class H (b) (c)	530,500	201,143
Alpha Group Class A (a)	104,800	133,364
Alphamab Oncology (a) (b)	100,000	176,083
Amoy Diagnostics Co. Ltd. Class A	23,400	75,511
Security Description	Shares	Value
ANE Cayman, Inc.	451,500	$588,429
Angelalign Technology, Inc. (b) (c)	26,000	210,529
Anhui Anfu Battery Technology Co. Ltd. Class A	29,500	177,065
Anhui Golden Seed Winery Co. Ltd. Class A (a)	81,600	120,098
Anhui Huaren Health Pharmaceutical Co. Ltd. Class A	77,600	137,837
Anhui Jinhe Industrial Co. Ltd. Class A	44,500	130,115
Anhui Tatfook Technology Co. Ltd. Class A (a)	35,900	61,853
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	44,548	52,377
Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	191,700	167,025
Anhui Xinhua Media Co. Ltd. Class A	66,900	61,199
Antengene Corp. Ltd. (a) (b)	324,000	279,425
Anton Oilfield Services Group	1,128,000	200,072
Antong Holdings Co. Ltd. Class A (a)	421,900	212,507
Anyang Iron & Steel, Inc. Class A (a)	502,200	156,422
Aoshikang Technology Co. Ltd. Class A	14,300	81,217
Aotecar New Energy Technology Group Co. Ltd. Class A	115,300	53,061
Appotronics Corp. Ltd. Class A	18,053	53,824
Archermind Technology Co. Ltd. Class A (a)	13,060	95,979
Arcplus Group PLC Class A	44,600	179,529
Arctech Solar Holding Co. Ltd. Class A	14,276	95,001
AsiaInfo Technologies Ltd. (b) (c)	140,800	177,348
ATRenew, Inc. ADR (a)	68,777	316,374
Autostreets Development Ltd. (a)	511,800	281,541
Bafang Electric Suzhou Co. Ltd. Class A	7,312	26,755
Bairong, Inc. (a) (b) (c)	186,865	261,309
Baowu Magnesium Technology Co. Ltd. Class A	64,520	142,485
Baoxiniao Holding Co. Ltd. Class A	72,000	40,913
Baozun, Inc. ADR (a)	41,206	166,884
Bear Electric Appliance Co. Ltd. Class A	11,345	79,539
Beauty Farm Medical & Health Industry, Inc.	23,000	106,185
Beijing Aerospace Changfeng Co. Ltd. Class A (a)	60,200	121,373
Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	35,000	85,396
Beijing Baination Pictures Co. Ltd. Class A (a)	82,300	76,672

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A (a)	112,600	$88,786
Beijing Caishikou Department Store Co. Ltd. Class A	59,700	118,020
Beijing Capital Development Co. Ltd. Class A (a)	111,300	116,806
Beijing Capital International Airport Co. Ltd. Class H (a) (c)	1,170,000	418,050
Beijing Changjiu Logistics Corp. Class A	6,500	8,053
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H (c)	172,500	346,534
Beijing CTJ Information Technology Co. Ltd. Class A	34,600	110,149
Beijing Cuiwei Tower Co. Ltd. Class A (a)	76,000	134,675
Beijing eGOVA Co. Ltd. Class A (a)	42,580	97,916
Beijing Electronic Zone High-tech Group Co. Ltd. Class A (a)	144,600	112,598
Beijing Gehua CATV Network Co. Ltd. Class A	146,300	164,211
Beijing GeoEnviron Engineering & Technology, Inc. Class A	185,700	186,549
Beijing Global Safety Technology Co. Ltd. Class A (a)	18,400	57,518
Beijing Jingyuntong Technology Co. Ltd. Class A (a)	132,600	77,766
Beijing Join-Cheer Software Co. Ltd. Class A (a)	133,100	125,679
Beijing Leike Defense Technology Co. Ltd. Class A (a)	246,600	187,180
Beijing Philisense Technology Co. Ltd. Class A (a)	109,300	90,018
Beijing Relpow Technology Co. Ltd. Class A (a)	1,300	4,093
Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	62,400	147,521
Beijing Sifang Automation Co. Ltd. Class A	59,400	168,264
Beijing Sinohytec Co. Ltd. Class A (a)	38,914	166,414
Beijing Strong Biotechnologies, Inc. Class A	40,900	76,665
Beijing Sun-Novo Pharmaceutical Research Co. Ltd. Class A	2,175	20,153
Beijing SuperMap Software Co. Ltd. Class A (a)	30,100	72,131
Beijing UBOX Online Technology Corp. Class H (a) (c)	653,500	262,059
Beijing Urban Construction Investment & Development Co. Ltd. Class A	194,900	144,929
Beijing Wandong Medical Technology Co. Ltd. Class A	54,300	136,523
Beijing Watertek Information Technology Co. Ltd. Class A (a)	189,400	173,791
Security Description	Shares	Value
Beisen Holding Ltd. (a)	108,200	$114,731
Bengang Steel Plates Co. Ltd. Class A (a)	384,800	187,881
Bestlink Technologies Co. Ltd. Class A (a)	43,538	104,273
Bestore Co. Ltd. Class A	28,900	51,496
Bestway Marine & Energy Technology Co. Ltd. Class A (a)	110,700	97,539
Beyondsoft Corp. Class A	31,300	62,228
BGM Group Ltd. (a) (c)	42,100	431,104
Binjiang Service Group Co. Ltd.	74,284	238,690
Biocytogen Pharmaceuticals Beijing Co. Ltd. Class H (a)	50,000	183,024
Bio-Thera Solutions Ltd. Class A (a)	29,292	118,896
Black Sesame International Holding Ltd. (a) (c)	461,400	1,228,755
Blue Sail Medical Co. Ltd. Class A (a)	225,200	177,256
BMC Medical Co. Ltd. Class A	7,440	86,985
BOE HC SemiTek Corp. (a)	154,300	184,015
Bomin Electronics Co. Ltd. Class A (a)	83,700	154,543
Bona Film Group Co. Ltd. Class A (a)	87,400	79,339
Boyaa Interactive International Ltd.	379,000	325,397
Breton Technology Co. Ltd. Class H (a)	69,000	346,046
Bright Real Estate Group Co. Ltd. Class A (a)	300,800	157,418
Brii Biosciences Ltd. (a)	565,000	145,237
Broncus Holding Corp. (a)	451,000	188,390
Bros Eastern Co. Ltd. Class A	147,200	111,111
Business-intelligence of Oriental Nations Corp. Ltd. Class A (a)	78,700	120,136
C&D Property Management Group Co. Ltd.	134,293	54,025
C&S Paper Co. Ltd. Class A	151,400	175,034
C*Core Technology Co. Ltd. Class A (a)	26,535	117,161
Canaan, Inc. ADR (a) (c)	95,500	84,193
Canggang Railway Ltd. (c)	744,000	82,237
Cango, Inc. ADR (a) (c)	46,900	198,856
Capitalonline Data Service Co. Ltd. Class A (a)	25,300	84,234
CARsgen Therapeutics Holdings Ltd. (a) (b)	211,500	524,102
CATARC Automotive Proving Ground Co. Ltd. Class A	134,100	125,306
CCS Supply Chain Management Co. Ltd. Class A	134,500	83,220
CECEP Techand Ecology & Environment Co. Ltd. Class A (a)	450,000	139,532
Center International Group Co. Ltd. Class A	34,600	69,711
Central China Land Media Co. Ltd. Class A	57,700	95,527

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Central China Management Co. Ltd. (a)	49,616	$701
CGN New Energy Holdings Co. Ltd.	1,370,000	521,207
Chacha Food Co. Ltd. Class A	34,000	102,085
Changbai Mountain Tourism Co. Ltd. Class A	10,900	69,828
Changchun Faway Automobile Components Co. Ltd. Class A	118,200	169,487
Changchun UP Optotech Co. Ltd. Class A	19,300	156,108
Changjiang Publishing & Media Co. Ltd. Class A	81,100	96,832
Changzhou Fusion New Material Co. Ltd. Class A	9,081	104,400
Chaoju Eye Care Holdings Ltd.	239,000	80,789
Cheng De Lolo Co. Ltd. Class A	46,300	54,762
Chengdu B-Ray Media Co. Ltd. Class A	131,800	90,056
Chengdu Guoguang Electric Co. Ltd. Class A	6,494	76,079
Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	21,100	104,088
Chengdu Kanghua Biological Products Co. Ltd. Class A	12,800	137,296
Chengdu Leejun Industrial Co. Ltd. Class A	47,400	74,950
Chengdu RML Technology Co. Ltd. Class A	23,840	157,776
Chengdu XGimi Technology Co. Ltd. Class A (a)	7,137	119,761
Chengdu Xuguang Electronics Co. Ltd. Class A	80,100	188,242
Chengzhi Co. Ltd. Class A	67,400	68,843
Chervon Holdings Ltd.	109,900	300,303
China Aluminum International Engineering Corp. Ltd. Class A (a)	269,000	178,896
China Animal Husbandry Industry Co. Ltd. Class A	29,300	29,434
China Bester Group Telecom Co. Ltd. Class A	33,700	117,307
China BlueChemical Ltd. Class H	1,516,000	463,740
China CAMC Engineering Co. Ltd. Class A	123,800	143,820
China Chunlai Education Group Co. Ltd.	227,000	128,666
China CYTS Tours Holding Co. Ltd. Class A	58,300	80,652
China Dongxiang Group Co. Ltd.	1,404,000	93,836
China Education Group Holdings Ltd. (c)	503,995	213,766
China Electronics Huada Technology Co. Ltd.	442,000	94,304
China Express Airlines Co. Ltd. Class A (a)	37,200	52,297
China Foods Ltd.	524,000	297,008
Security Description	Shares	Value
China Forestry Holdings Co. Ltd. (a) (d)	1,642,000	$—
China Fortune Land Development Co. Ltd. Class A (a)	365,600	110,284
China High Speed Railway Technology Co. Ltd. Class A (a)	279,600	111,802
China Lesso Group Holdings Ltd.	936,000	587,075
China Lilang Ltd. (c)	330,000	150,995
China Meidong Auto Holdings Ltd.	306,000	79,052
China Modern Dairy Holdings Ltd. (c)	1,320,000	223,947
China Oriental Group Co. Ltd.	436,000	77,893
China Overseas Grand Oceans Group Ltd. (c)	854,000	273,310
China Publishing & Media Co. Ltd. Class A	140,500	132,863
China Qidian Guofeng Holdings Ltd. (a)	368,000	204,802
China Qinfa Group Ltd.	670,000	285,037
China Railway Tielong Container Logistics Co. Ltd. Class A	140,900	125,532
China Reform Health Management & Services Group Co. Ltd. Class A (a)	73,000	104,982
China Renaissance Holdings Ltd. (a) (b)	380,200	346,951
China Resources Building Materials Technology Holdings Ltd.	1,144,000	266,135
China Resources Medical Holdings Co. Ltd. (c)	785,000	354,140
China Risun Group Ltd. (c)	1,186,000	361,269
China Sanjiang Fine Chemicals Co. Ltd. (a)	161,097	60,874
China Shineway Pharmaceutical Group Ltd.	265,138	285,230
China Sports Industry Group Co. Ltd. Class A	97,000	124,254
China Testing & Certification International Group Co. Ltd. Class A	52,322	46,982
China Tianying, Inc. Class A	208,400	155,845
China Travel International Investment Hong Kong Ltd. (a) (c)	1,662,000	356,735
China Union Holdings Ltd. Class A (a)	282,200	172,233
China Water Affairs Group Ltd. (c)	399,357	304,379
China West Construction Group Co. Ltd. Class A	1,600	1,479
China XLX Fertiliser Ltd.	585,118	596,369
China Yongda Automobiles Services Holdings Ltd.	647,500	158,954
China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	51,500	67,704
Chipsea Technologies Shenzhen Corp. Ltd. Class A (a)	19,473	108,875

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Chlitina Holding Ltd.	33,569	$114,547
Chongqing Baiya Sanitary Products Co. Ltd. Class A	40,900	151,437
Chongqing Chuanyi Automation Co. Ltd. Class A	32,420	108,849
Chongqing Construction Engineering Group Corp. Ltd. Class A (a)	333,500	154,411
Chongqing Department Store Co. Ltd. Class A	19,200	71,521
Chongqing Gas Group Corp. Ltd. Class A	160,100	128,037
Chongqing Genrix Biopharmaceutical Co. Ltd. Class A (a)	28,885	123,809
Chongqing Hongjiu Fruit Co. Ltd. Class H (a) (d)	248,300	13,883
Chongqing Machinery & Electric Co. Ltd. Class H	1,412,000	323,037
Chongqing Road & Bridge Co. Ltd. Class A	121,100	107,212
Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	43,220	75,193
Chow Tai Seng Jewellery Co. Ltd. Class A	78,900	149,444
Chutian Dragon Co. Ltd. Class A	24,200	69,808
Chuzhou Duoli Automotive Technology Co. Ltd. Class A	50,271	179,363
CIG Shanghai Co. Ltd. Class A	15,900	285,100
CIMC Enric Holdings Ltd.	358,000	369,945
CIMC Vehicles Group Co. Ltd. Class A	95,300	128,495
Cinda Real Estate Co. Ltd. Class A (a)	194,900	111,568
CITIC Guoan Information Industry Co. Ltd. Class A (a)	360,300	133,456
CITIC Niya Wine Co. Ltd. Class A (a)	109,700	82,959
CITIC Telecom International Holdings Ltd.	1,220,287	381,124
CMST Development Co. Ltd. Class A	118,100	98,094
CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	98,900	107,817
CoCreation Grass Co. Ltd. Class A	30,000	130,061
COFCO Joycome Foods Ltd. (a) (c)	1,760,236	407,232
Cofoe Medical Technology Co. Ltd. Class A	10,700	59,149
Consun Pharmaceutical Group Ltd.	338,000	741,998
COSCO SHIPPING International Hong Kong Co. Ltd.	408,000	303,624
Cosonic Intelligent Technologies Co. Ltd. Class A	32,300	77,449
Country Garden Holdings Co. Ltd. (a)	11,888,000	916,765
Security Description	Shares	Value
CPT Technology Group Co. Ltd. Class A (a)	195,400	$129,400
CQ Pharmaceutical Holding Co. Ltd. Class A	66,300	47,441
Crystal Clear Electronic Material Co. Ltd. Class A	52,110	112,227
CSG Holding Co. Ltd. Class B	602,100	138,522
CSG Smart Science&Technology Co. Ltd. Class A (a)	41,600	79,145
CSSC Hong Kong Shipping Co. Ltd.	952,321	226,440
CStone Pharmaceuticals (a) (b) (c)	653,500	638,348
Cybrid Technologies, Inc. Class A (a)	36,400	59,089
Daan Gene Co. Ltd. Class A (a)	41,500	37,032
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	102,100	91,823
Dalipal Holdings Ltd. (a) (c)	446,000	361,138
Daqo New Energy Corp. ADR (a) (c)	29,240	822,521
Datang Huayin Electric Power Co. Ltd. Class A (a)	193,700	169,583
Datang Telecom Technology Co. Ltd. Class A (a)	83,900	95,231
Dawei Technology Guangdong Group Co. Ltd. Class A (a)	69,000	71,058
DeHua TB New Decoration Materials Co. Ltd. Class A	44,900	67,658
Dezhan Healthcare Co. Ltd. Class A (a)	200,100	123,248
Digital China Information Service Group Co. Ltd. Class A (a)	99,900	192,444
DingDong Cayman Ltd. ADR (a) (c)	93,028	192,568
Dmall, Inc. (a)	200,000	255,771
Dongfang Electronics Co. Ltd. Class A	65,000	109,710
Dongguan Aohai Technology Co. Ltd. Class A	17,400	111,786
Dongguan Development Holdings Co. Ltd. Class A	61,600	96,539
Dongguan Yutong Optical Technology Co. Ltd. Class A	33,800	158,913
Donghua Testing Technology Co. Ltd. Class A	7,600	51,492
DouYu International Holdings Ltd. ADR	14,140	106,333
DPC Dash Ltd. (a)	36,600	409,259
DR Corp. Ltd. Class A	19,703	93,603
Dynagreen Environmental Protection Group Co. Ltd. Class H	553,058	373,188
Easou Technology Holdings Ltd. (a)	314,500	121,670
Eastern Communications Co. Ltd. Class A	53,200	94,645
Eastern Communications Co. Ltd. Class B	171,400	71,817

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
ECARX Holdings, Inc. Class A (a)	88,500	$177,885
E-Commodities Holdings Ltd.	1,154,000	129,040
Edan Instruments, Inc. Class A	51,600	86,152
Edifier Technology Co. Ltd. Class A	72,100	143,443
EEKA Fashion Holdings Ltd.	257,104	249,490
EFORT Intelligent Robot Co. Ltd. (a)	23,333	82,694
EHang Holdings Ltd. ADR (a) (c)	30,432	565,122
EIT Environmental Development Group Co. Ltd. Class A	20,800	77,656
EmbedWay Technologies Shanghai Corp. Class A	25,200	125,445
Emdoor Information Co. Ltd. Class A	16,700	119,356
Emei Shan Tourism Co. Ltd. Class A	65,900	121,215
Era Co. Ltd. Class A	69,500	41,442
EVA Precision Industrial Holdings Ltd.	679,189	103,881
Ever Sunshine Services Group Ltd. (c)	358,000	83,284
Evergrande Property Services Group Ltd. (a) (b)	3,373,500	511,636
Fangda Special Steel Technology Co. Ltd. Class A	157,600	119,846
Far East Smarter Energy Co. Ltd. Class A (a)	196,100	222,034
FAWER Automotive Parts Co. Ltd. Class A	120,900	95,500
Fengzhushou Co. Ltd. Class A	15,500	82,117
FESCO Group Co. Ltd. Class A	20,600	54,366
FIH Mobile Ltd. (a) (c)	168,519	379,906
Financial Street Holdings Co. Ltd. Class A (a)	424,200	182,717
First Tractor Co. Ltd. Class A	16,900	30,042
First Tractor Co. Ltd. Class H (c)	288,000	261,334
Flaircomm Microelectronics, Inc. Class A	4,100	81,351
Focus Lightings Tech Co. Ltd. Class A	59,160	74,620
Focused Photonics Hangzhou, Inc. Class A	39,800	97,386
Focuslight Technologies, Inc. Class A (a)	4,580	98,104
Foshan Blue Rocket Electronics Co. Ltd. Class A	9,000	29,573
Foshan Nationstar Optoelectronics Co. Ltd. Class A	73,700	93,477
Fu Shou Yuan International Group Ltd. (c)	1,076,000	394,144
Fujian Apex Software Co. Ltd. Class A	16,600	99,823
Fujian Boss Software Development Co. Ltd. Class A	58,892	114,274
Fujian Foxit Software Development JSC Ltd. Class A	7,776	85,785
Security Description	Shares	Value
Fujian Snowman Group Co. Ltd. Class A (a)	57,600	$84,694
Fujian Start Group Co. Ltd. Class A (a)	197,800	102,405
Fujian Tianma Science & Technology Group Co. Ltd. Class A	69,400	157,351
Fujian Yongfu Power Engineering Co. Ltd. Class A	42,100	159,483
Funshine Culture Group Co. Ltd. Class A	20,320	79,114
Fushun Special Steel Co. Ltd. Class A	160,600	118,522
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (a)	829,200	189,634
Gaotu Techedu, Inc. ADR (a) (c)	80,639	262,883
GemPharmatech Co. Ltd. Class A	49,529	125,501
Genertec Universal Medical Group Co. Ltd. (b)	902,636	704,206
Genimous Technology Co. Ltd. Class A (a)	89,960	123,945
Giantec Semiconductor Corp. Class A	12,295	280,266
GKHT Medical Technology Co. Ltd. Class A	81,800	123,261
GL-Carlink Technology Holding Ltd. (a)	90,500	139,698
Global New Material International Holdings Ltd. (a) (c)	324,000	194,057
Globe Jiangsu Co. Ltd. Class A (a)	42,900	123,450
Goldenmax International Group Ltd. Class A	41,100	70,639
GoodWe Technologies Co. Ltd. Class A (a)	17,565	159,424
Gosuncn Technology Group Co. Ltd. Class A (a)	92,500	75,403
Greattown Holdings Ltd. Class A (a)	247,300	155,443
Greentown Management Holdings Co. Ltd. (b) (c)	658,904	267,613
GRG Metrology & Test Group Co. Ltd. Class A	65,100	171,075
Guangdong Advertising Group Co. Ltd. Class A	118,300	141,082
Guangdong Baolihua New Energy Stock Co. Ltd. Class A	28,300	18,344
Guangdong Chj Industry Co. Ltd. Class A	89,800	180,043
Guangdong Deerma Technology Co. Ltd. Class A	80,400	112,014
Guangdong Dongpeng Holdings Co. Ltd. Class A	70,600	71,121
Guangdong Ellington Electronics Technology Co. Ltd. Class A	99,801	164,529
Guangdong Golden Dragon Development, Inc. Class A (a)	40,700	80,687
Guangdong Guanghua Sci-Tech Co. Ltd. Class A (a)	23,800	74,031

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Guangdong Guangzhou Daily Media Co. Ltd. Class A	120,800	$136,437
Guangdong Hong Kong Greater Bay Area Holdings Ltd. (a)	280,000	217,727
Guangdong Hongtu Technology Holdings Co. Ltd. Class A	46,100	87,577
Guangdong Huate Gas Co. Ltd. Class A	11,903	108,552
Guangdong Jia Yuan Technology Shares Co. Ltd. Class A (a)	15,983	84,138
Guangdong Mingyang Electric Co. Ltd. Class A	26,600	180,185
Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A (a)	37,700	75,851
Guangdong Shaoneng Group Co. Ltd. Class A	144,300	101,836
Guangdong Shirongzhaoye Co. Ltd. Class A	76,400	65,494
Guangdong Shunkong Development Co. Ltd. Class A	52,600	97,858
Guangdong Sirio Pharma Co. Ltd. Class A	35,984	120,058
Guangdong South New Media Co. Ltd. Class A	9,000	60,106
Guangdong Tapai Group Co. Ltd. Class A	69,600	85,543
Guangdong TCL Smart Home Appliances Co. Ltd. (a)	58,000	78,609
Guangdong Vanward New Electric Co. Ltd. Class A	73,400	124,712
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	49,700	109,617
Guangdong Yowant Technology Group Co. Ltd. Class A (a)	80,600	74,862
Guangxi Radio & Television Information Network Corp. Ltd. Class A (a)	204,700	104,254
GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A (a)	49,400	131,342
Guangzhou Great Power Energy & Technology Co. Ltd. Class A (a)	17,200	98,459
Guangzhou Guangri Stock Co. Ltd. Class A	66,600	92,414
Guangzhou Haoyang Electronic Co. Ltd. Class A	9,850	59,412
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	27,300	113,606
Guangzhou Lingnan Group Holdings Co. Ltd. Class A	62,000	120,218
Guangzhou Sie Consulting Co. Ltd. Class A	20,500	81,110
Guangzhou Wondfo Biotech Co. Ltd. Class A	32,400	96,781
Guilin Layn Natural Ingredients Corp. Class A	76,500	85,114
Guilin Sanjin Pharmaceutical Co. Ltd. Class A	43,100	88,167
Security Description	Shares	Value
Guiyang Longmaster Information & Technology Co. Ltd. Class A	67,000	$133,579
Guizhou Broadcasting & TV Information Network Co. Ltd. Class A (a)	90,300	124,034
Guizhou Panjiang Refined Coal Co. Ltd. Class A	28,600	21,628
Guizhou Qianyuan Power Co. Ltd. Class A	14,200	33,531
Guizhou Sanli Pharmaceutical Co. Ltd. Class A	60,600	107,555
Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	16,950	141,119
GuoChuang Software Co. Ltd. Class A (a)	39,200	140,907
Guoguang Electric Co. Ltd. Class A (a)	24,900	63,897
Guoquan Food Shanghai Co. Ltd. Class H	966,000	398,548
Guotai Epoint Software Co. Ltd. Class A	39,111	153,044
Haichang Ocean Park Holdings Ltd. (a) (b) (c)	3,137,000	358,841
Haima Automobile Co. Ltd. Class A (a)	173,900	142,001
Hainan Development Holdings Nanhai Co. Ltd. Class A (a)	126,000	184,031
Hainan Drinda New Energy Technology Co. Ltd. Class A (a)	12,200	72,628
Hainan Haide Capital Management Co. Ltd. Class A (a)	182,190	169,987
Hainan Haiqi Transportation Group Co. Ltd. Class A (a)	29,800	93,865
Hainan Haiyao Co. Ltd. Class A (a)	163,800	126,400
Hainan Meilan International Airport Co. Ltd. Class H (a) (c)	151,000	204,752
Haining China Leather Market Co. Ltd. Class A	226,800	140,330
Haitong UniTrust International Leasing Co. Ltd. Class H (b)	1,410,000	150,416
Halo Microelectronics Co. Ltd. Class A (a)	15,481	36,469
Hangxiao Steel Structure Co. Ltd. Class A	221,200	81,622
Hangzhou Dptech Technologies Co. Ltd. Class A	45,150	121,626
Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	25,700	75,902
Hangzhou Greenda Electronic Materials Co. Ltd. Class A	22,600	94,682
Hangzhou Haoyue Personal Care Co. Ltd. Class A	15,260	69,048
Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	13,418	159,267
Hangzhou Huaxing Chuangye Communication Technology Co. Ltd. Class A (a)	77,100	66,527

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Hangzhou SF Intra-City Industrial Co. Ltd. Class H (a) (b) (c)	150,800	$259,525
Hangzhou Sunrise Technology Co. Ltd. Class A	40,600	88,350
Hangzhou Weiguang Electronic Co. Ltd. Class A	33,500	170,005
Harbin Fuerjia Technology Co. Ltd. Class A	37,208	129,310
Harbin Gloria Pharmaceuticals Co. Ltd. Class A (a)	312,800	135,611
HBIS Resources Co. Ltd. Class A	15,000	37,693
HBM Holdings Ltd. (a) (b) (c)	356,842	719,610
Health & Happiness H&H International Holdings Ltd. (c)	158,000	267,652
Hefei Chipmore Technology Co. Ltd. Class A (a)	47,193	95,745
Hefei Jianghang Aircraft Equipment Co. Ltd. Class A	14,612	22,285
Hefei Urban Construction Development Co. Ltd. Class A (a)	33,200	36,333
HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	66,400	103,409
Hello Group, Inc. ADR	94,180	698,816
Henan Liliang Diamond Co. Ltd. Class A	24,100	107,019
Henan Lingrui Pharmaceutical Co. Class A	36,900	113,484
Henan Yicheng New Energy Co. Ltd. Class A (a)	198,200	151,833
Henan Yuguang Gold & Lead Co. Ltd. Class A	65,600	119,375
Henan Yuneng Holdings Co. Ltd. Class A (a)	213,200	163,324
Hengdian Group Tospo Lighting Co. Ltd. Class A	58,800	111,456
Hengtong Logistics Co. Ltd. Class A	90,100	123,506
Hicon Network Technology Shandong Co. Ltd. Class A	36,700	126,051
Hiecise Precision Equipment Co. Ltd. Class A	22,700	136,568
HighTide Therapeutics, Inc. (a)	266,000	131,284
Hitevision Co. Ltd. Class A	34,700	139,970
HitGen, Inc. Class A	44,796	155,052
Hongbo Co. Ltd. Class A (a)	48,500	116,021
Hongli Zhihui Group Co. Ltd. Class A	102,600	107,244
Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou (a)	208,900	92,618
Hongrun Construction Group Co. Ltd. Class A	59,500	83,481
Hongyuan Green Energy Co. Ltd. Class A (a)	24,400	74,973
Hopson Development Holdings Ltd. (a)	554,800	246,010
Security Description	Shares	Value
Horizon Construction Development Ltd.	494,000	$78,731
Hua Medicine (a) (b)	357,000	198,221
Huabao Flavours & Fragrances Co. Ltd. Class A	38,100	98,733
Huachangda Intelligent Equipment Group Co. Ltd. Class A (a)	187,100	143,854
Hualan Biological Vaccine, Inc. Class A	47,600	115,404
Huangshan Tourism Development Co. Ltd. Class B	241,461	174,576
Huatu Cendes Co. Ltd. Class A	14,140	144,824
Huayi Brothers Media Corp. Class A (a)	287,500	104,474
Hubei Broadcasting & Television Information Network Co. Ltd. Class A (a)	139,700	120,739
Hubei Century Network Technology Co. Ltd. Class A (a)	24,900	49,609
HuBei NengTer Technology Co. Ltd. Class A (a)	330,100	175,994
Hubei Wanrun New Energy Technology Co. Ltd. Class A (a)	26,896	259,586
Hubei Zhenhua Chemical Co. Ltd. Class A	31,500	82,071
Huitongda Network Co. Ltd. Class H (a) (b) (c)	47,700	100,545
HuiZhou Intelligence Technology Group Co. Ltd. Class A (a)	87,900	46,864
Hunan Corun New Energy Co. Ltd. Class A (a)	176,600	162,789
Hunan Jiudian Pharmaceutical Co. Ltd. Class A	33,580	77,502
Hunan Kaimeite Gases Co. Ltd. Class A (a)	34,200	116,793
Hunan New Wellful Co. Ltd. Class A (a)	89,800	79,375
Hunan Silver Co. Ltd. Class A (a)	227,900	224,466
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	108,900	128,039
Hunan Zhongke Electric Co. Ltd. Class A	76,600	244,285
HUYA, Inc. ADR (c)	56,071	186,716
Hwa Create Co. Ltd. Class A (a)	25,100	80,328
Hygeia Healthcare Holdings Co. Ltd. (a) (b) (c)	194,400	357,548
Hymson Laser Technology Group Co. Ltd. Class A (a)	18,525	109,293
HyUnion Holding Co. Ltd. Class A (a)	57,900	71,975
I-Mab ADR (a)	52,900	199,962
ImmuneOnco Biopharmaceuticals Shanghai Class H (a)	188,000	324,271
IMotion Automotive Technology Suzhou Co. Ltd. Class H (a)	259,600	273,267
Infotmic Co. Ltd. Class A (a)	90,900	113,890
Inkeverse Group Ltd. (a)	1,263,494	211,113

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Inmyshow Digital Technology Group Co. Ltd. Class A	144,800	$114,176
Inner Mongolia Furui Medical Science Co. Ltd. Class A (a)	17,100	178,500
Inner Mongolia Xinhua Distribution Group Co. Ltd. Class A	14,800	25,479
Innuovo Technology Co. Ltd. Class A	49,900	75,122
Insigma Technology Co. Ltd. Class A (a)	62,400	98,581
IReader Technology Co. Ltd. Class A	31,400	84,807
Jacobio Pharmaceuticals Group Co. Ltd. (a) (b)	255,300	324,851
Jadard Technology, Inc. Class A	34,612	139,858
Jade Bird Fire Co. Ltd. Class A	28,080	49,995
Jangho Group Co. Ltd. Class A	101,500	103,958
JC Finance & Tax Interconnect Holdings Ltd. Class A (a)	79,600	126,535
Jiangsu Ankura Intelligent Power Co. Ltd. Class A	9,100	46,908
Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	133,300	119,509
Jiangsu Boqian New Materials Stock Co. Ltd. Class A	25,300	232,291
Jiangsu Cai Qin Technology Co. Ltd. Class A	33,556	133,943
Jiangsu Dagang Co. Ltd. Class A (a)	44,700	107,495
Jiangsu Etern Co. Ltd. Class A	147,800	263,566
Jiangsu Gian Technology Co. Ltd. Class A	10,700	76,714
Jiangsu Guomao Reducer Co. Ltd. Class A	52,400	125,203
Jiangsu Guotai International Group Co. Ltd. Class A	127,200	163,118
Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	58,000	64,450
Jiangsu Hongdou Industrial Co. Ltd. Class A (a)	271,300	109,625
Jiangsu Hongtian Technology Co. Ltd. Class A	9,000	61,975
Jiangsu Huachang Chemical Co. Ltd. Class A	40,300	35,678
Jiangsu Huaxicun Co. Ltd. Class A	76,200	81,573
Jiangsu Jiangnan Water Co. Ltd. Class A	104,200	81,578
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	139,900	87,347
Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (a)	40,500	85,178
Jiangsu Linyang Energy Co. Ltd. Class A	89,400	77,015
Jiangsu Lopal Tech Group Co. Ltd. Class A (a)	59,300	143,354
Jiangsu New Energy Development Co. Ltd. Class A	58,800	106,011
Security Description	Shares	Value
Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	90,100	$118,576
Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	45,600	142,096
Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	94,500	75,177
Jiangsu Sidike New Material Science & Technology Co. Ltd. Class A	22,600	82,950
Jiangsu Soho High Hope Group Corp. Class A	244,600	98,837
Jiangsu ToLand Alloy Co. Ltd. Class A	26,900	112,999
Jiangsu Tongrun Equipment Technology Co. Ltd. Class A	20,000	58,422
Jiangsu Transimage Technology Co. Ltd. Class A (a)	32,000	85,843
Jiangsu Yike Food Group Co. Ltd. Class A	58,500	87,905
Jiangsu Yunyi Electric Co. Ltd. Class A	40,700	78,403
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	64,660	39,010
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (a) (d)	244,900	9,621
Jiangsu Zongyi Co. Ltd. Class A (a)	169,500	136,506
Jiangxi Black Cat Carbon Black Co. Ltd. Class A (a)	69,400	110,029
Jiangxi Firstar Panel Technology Co. Ltd. Class A (a)	122,300	74,814
Jiangxi Guoke Military Industry Group Co. Ltd. Class A	21,756	156,224
Jiangxi Rimag Group Co. Ltd. Class H (a) (c)	186,500	407,498
Jiangxi Xinyu Guoke Technology Co. Ltd. Class A	21,500	94,900
Jiangyin Jianghua Microelectronics Materials Co. Ltd. Class A	45,700	133,111
Jiangyin Zhongnan Heavy Industries Co. Ltd. Class A (a)	278,300	102,302
Jiangzhong Pharmaceutical Co. Ltd. Class A	34,300	105,536
Jianmin Pharmaceutical Group Co. Ltd. Class A	12,400	70,217
Jilin Chemical Fibre Class A (a)	120,500	71,346
Jilin Liyuan Precision Manufacturing Co. Ltd. Class A (a)	423,100	150,781
Jilin Yatai Group Co. Ltd. Class A (a)	387,000	104,251
Jingjin Equipment, Inc. Class A	48,000	108,023
Jinhong Gas Co. Ltd. Class A	6,887	19,094
Jinhui Liquor Co. Ltd. Class A	20,800	58,921
Jinke Smart Services Group Co. Ltd. Class H (a)	214,200	182,529

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Jinko Power Technology Co. Ltd. Class A	358,900	$188,328
JinkoSolar Holding Co. Ltd. ADR (c)	28,653	688,532
Jinlei Technology Co. Ltd. Class A	30,100	126,652
Jinlongyu Group Co. Ltd. Class A	21,400	96,740
Jinxin Fertility Group Ltd. (a) (b) (c)	1,014,500	372,920
Jinyu Bio-Technology Co. Ltd. Class A	105,800	143,097
Jinzi Ham Co. Ltd. Class A	190,800	205,325
Jishi Media Co. Ltd. Class A (a)	257,600	136,256
Jiumaojiu International Holdings Ltd. (b) (c)	604,000	162,249
JNBY Design Ltd.	140,770	331,643
Joeone Co. Ltd. Class A	57,200	69,419
Jointo Energy Investment Co. Ltd. Hebei Class A	102,900	106,691
Jones Tech PLC Class A	15,200	87,096
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	50,800	130,859
Joy City Property Ltd. (a)	3,160,000	235,566
Joyoung Co. Ltd. Class A	64,300	84,532
JS Corrugating Machinery Co. Ltd. Class A	46,200	82,192
JSTI Group Class A	40,400	48,407
Jutze Intelligent Technology Co. Ltd. Class A	54,700	162,932
JW Cayman Therapeutics Co. Ltd. (a) (b)	259,000	145,805
Jwipc Technology Co. Ltd. Class A	10,800	90,659
Kama Co. Ltd. Class B (a)	252,300	7,569
Kangji Medical Holdings Ltd.	219,500	250,804
KEDE Numerical Control Co. Ltd. Class A	13,011	119,898
Keli Motor Group Co. Ltd. Class A	36,300	75,275
KHGEARS International Ltd. (c)	25,000	143,136
Kinetic Development Group Ltd. (c)	1,660,000	279,497
KingClean Electric Co. Ltd. Class A	32,600	103,416
Kingenta Ecological Engineering Group Co. Ltd. Class A (a)	590,900	142,597
Kingsignal Technology Co. Ltd. Class A (a)	38,700	78,460
Kintor Pharmaceutical Ltd. (a) (b)	365,000	112,121
Konka Group Co. Ltd. Class B (a)	344,600	75,737
KPC Pharmaceuticals, Inc. Class A	36,600	71,686
KTK Group Co. Ltd. Class A	80,000	139,181
Kuaijishan Shaoxing Wine Co. Ltd. Class A	24,100	69,385
Kuangda Technology Group Co. Ltd. Class A	171,800	150,410
Kunshan Dongwei Technology Co. Ltd. Class A	13,253	72,983
Security Description	Shares	Value
Kunwu Jiuding Investment Holdings Co. Ltd. Class A (a)	29,700	$70,964
Kyland Technology Co. Ltd. Class A (a)	23,600	85,627
Laekna, Inc. (a) (c)	151,000	333,813
Lancy Co. Ltd. Class A	35,700	86,052
Lanzhou LS Heavy Equipment Co. Ltd. Class A (a)	120,100	135,983
Laobaixing Pharmacy Chain JSC Class A	47,200	108,540
Lee & Man Paper Manufacturing Ltd. (c)	1,394,000	507,046
LEPU ScienTech Medical Technology Shanghai Co. Ltd. Class H (c)	45,000	117,989
LexinFintech Holdings Ltd. ADR	60,215	320,946
LianChuang Electronic Technology Co. Ltd. Class A (a)	89,500	142,901
Lianhe Chemical Technology Co. Ltd. Class A	70,500	108,410
Lianlian DigiTech Co. Ltd. Class H (a)	314,500	362,990
Liaoning Chengda Biotechnology Co. Ltd. Class A	19,989	75,442
Liaoning Energy Industry Co. Ltd. Class A	309,300	164,470
Lifetech Scientific Corp. (a) (c)	2,030,000	490,515
Lihuayi Weiyuan Chemical Co. Ltd. Class A	62,000	125,698
Linewell Software Co. Ltd. Class A (a)	64,500	105,518
Lingbao Gold Group Co. Ltd. Class H	555,000	1,316,096
Lingyuan Iron & Steel Co. Ltd. Class A (a)	558,500	159,854
Linklogis, Inc. Class B (b)	532,500	234,069
Linktel Technologies Co. Ltd. Class A	5,900	80,246
Logan Group Co. Ltd. (a)	672,000	112,282
Longhorn Auto Co. Ltd. Class A	3,800	91,649
Lonking Holdings Ltd.	1,012,000	387,610
Lontium Semiconductor Corp. Class A	11,649	121,501
Lotus Holdings Co. Ltd. (a)	91,300	74,424
Lotus Technology, Inc. ADR (a)	50,000	103,000
Lucky Harvest Co. Ltd. Class A	21,710	138,562
Luenmei Quantum Co. Ltd. Class A	167,700	212,937
Luolai Lifestyle Technology Co. Ltd. Class A	46,400	52,341
Luoniushan Co. Ltd. Class A	159,700	143,177
Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A (a)	187,700	131,412
Lushang Freda Pharmaceutical Co. Ltd. Class A	17,700	19,147
Luye Pharma Group Ltd. (a) (b) (c)	1,567,721	687,102
Maccura Biotechnology Co. Ltd. Class A	30,300	49,441

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Malion New Materials Co. Ltd. Class A (a)	71,500	$110,248
Maoyan Entertainment (b) (c)	241,996	248,204
Maoye Commercial Co. Ltd. Class A (a)	132,200	73,265
Marssenger Kitchenware Co. Ltd. Class A (a)	35,800	64,242
Mayinglong Pharmaceutical Group Co. Ltd. Class A	16,200	60,119
MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A (a)	45,200	77,750
Medlive Technology Co. Ltd. (b) (c)	194,000	325,644
Mehow Innovative Ltd. Class A	21,000	73,777
MeiG Smart Technology Co. Ltd. Class A	18,700	128,534
Mercurity Fintech Holding, Inc. (a)	26,900	661,202
Mesnac Co. Ltd. Class A	120,900	152,325
Microport Cardioflow Medtech Corp. (a) (b)	567,000	98,382
MicroPort NeuroScientific Corp. (c)	119,000	192,256
Migao Group Holdings Ltd.	92,000	75,559
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	12,070	108,179
Minami Acoustics Ltd. Class A	14,500	79,749
Ming Yuan Cloud Group Holdings Ltd. (c)	481,000	228,123
Mingyue Optical Lens Co. Ltd. Class A	11,900	74,381
Minieye Technology Co. Ltd. Class H (a)	274,600	963,521
Minmetals Development Co. Ltd. Class A (a)	103,700	132,400
MLS Co. Ltd. Class A	104,200	133,477
Mokingran Jewellery Group Co. Ltd. Class H	329,000	740,001
Montnets Cloud Technology Group Co. Ltd. Class A (a)	40,300	73,618
Moon Environment Technology Co. Ltd. Class A	45,240	85,689
Morimatsu International Holdings Co. Ltd.	264,000	372,906
Motorcomm Electronic Technology Co. Ltd. Class A (a)	9,050	154,249
Mount Everest Gold Group Co. Ltd. (a)	471,000	85,357
Nancal Technology Co. Ltd. Class A	12,300	83,025
NanJi E-Commerce Co. Ltd. Class A	154,900	76,283
Nanjing Cosmos Chemical Co. Ltd. Class A	32,760	60,442
Nanjing Gaoke Co. Ltd. Class A	36,700	41,502
Nanjing Hanrui Cobalt Co. Ltd. Class A	34,500	271,454
Nanjing Pharmaceutical Co. Ltd. Class A	176,700	122,471
Security Description	Shares	Value
Nanjing Vazyme Biotech Co. Ltd. Class A	25,960	$84,537
Nanjing Xinjiekou Department Store Co. Ltd. Class A	158,600	162,663
Nantong Jiangshan Agrochemical & Chemical LLC Class A	18,195	66,629
Nanya New Material Technology Co. Ltd. Class A	19,466	203,471
Naruida Technology Co. Ltd. Class A	22,611	137,651
NetDragon Websoft Holdings Ltd.	83,000	165,138
Neusoft Corp. Class A	130,600	205,591
New Guomai Digital Culture Co. Ltd. Class A	55,300	110,563
New Horizon Health Ltd. (a) (b) (c) (d)	171,500	155,841
New Journey Health Technology Group Co. Ltd. Class A (a)	247,700	77,847
New Trend International Logis-Tech Co. Ltd. Class A	51,485	99,468
Newborn Town, Inc. (a)	487,315	817,369
Ningbo Cixing Co. Ltd. Class A	118,500	116,382
Ningbo Dechang Electrical Machinery Made Co. Ltd. Class A	45,240	108,095
Ningbo Energy Group Co. Ltd. Class A	122,800	76,670
Ningbo Fujia Industrial Co. Ltd. Class A	29,600	78,408
Ningbo Hengshuai Co. Ltd. Class A	5,900	106,611
Ningbo Peacebird Fashion Co. Ltd. Class A	19,400	37,644
Ningbo Xusheng Group Co. Ltd. Class A	92,600	235,807
Ningbo Yongxin Optics Co. Ltd. Class A	9,800	154,753
Ningxia Western Venture Industrial Co. Ltd. Class A	172,900	124,203
Niu Technologies ADR (a) (c)	27,400	128,506
Noah Holdings Ltd. ADR	16,300	188,917
Norinco International Cooperation Ltd. Class A	96,700	147,613
North China Pharmaceutical Co. Ltd. Class A	176,500	144,867
North Electro-Optic Co. Ltd. Class A (a)	73,500	187,169
Northeast Pharmaceutical Group Co. Ltd. Class A	186,400	139,393
Novogene Co. Ltd. Class A	2,436	5,410
Novoray Corp. Class A	21,153	184,303
Nuode New Materials Co. Ltd. Class A (a)	103,000	96,968
NYOCOR Co. Ltd. Class A	154,500	123,775
Ocumension Therapeutics (a) (b) (c)	159,000	171,866
Opple Lighting Co. Ltd. Class A	78,300	188,955

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
OPT Machine Vision Tech Co. Ltd. Class A	4,873	$100,182
ORG Technology Co. Ltd. Class A	109,700	83,267
OSL Group Ltd. (a) (c)	215,000	414,503
PCI Technology Group Co. Ltd. Class A (a)	130,700	134,965
Peijia Medical Ltd. (a) (b)	240,000	198,036
Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (a)	593,600	29,982
Pengxin International Mining Co. Ltd. Class A (a)	252,600	237,098
PharmaBlock Sciences Nanjing, Inc. Class A	18,000	104,605
Piesat Information Technology Co. Ltd. Class A (a)	15,354	75,850
PNC Process Systems Co. Ltd. Class A	33,600	144,019
Poly Property Group Co. Ltd. (c)	1,115,000	250,790
Porton Pharma Solutions Ltd. Class A (a)	21,800	78,821
Precision Tsugami China Corp. Ltd.	165,000	682,446
Primarius Technologies Co. Ltd. Class A	13,783	81,626
Pulike Biological Engineering, Inc. Class A	39,600	76,340
Puya Semiconductor Shanghai Co. Ltd. Class A	10,920	172,026
Puyang Huicheng Electronic Material Co. Ltd. Class A	32,500	68,489
Pylon Technologies Co. Ltd. Class A	21,907	228,186
Qian Xun Technology Ltd. (a)	426,000	256,791
Qiming Information Technology Co. Ltd. Class A	24,400	71,549
Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A (a)	70,600	138,874
Qingdao Baheal Pharmaceutical Co. Ltd. Class A	30,100	118,248
Qingdao Citymedia Co. Ltd. Class A	65,300	60,010
Qingdao East Steel Tower Stock Co. Ltd. Class A	51,600	101,355
Qingdao Gon Technology Co. Ltd. Class A	16,000	110,357
Qingdao Haier Biomedical Co. Ltd. Class A	23,613	108,136
Qingdao NovelBeam Technology Co. Ltd. Class A	934	6,513
Qingdao Yunlu Advanced Materials Technology Co. Ltd. Class A	10,306	157,495
Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	24,600	33,238
Qudian, Inc. ADR (a) (c)	104,574	446,531
Quechen Silicon Chemical Co. Ltd. Class A	57,500	164,576
Security Description	Shares	Value
Queclink Wireless Solutions Co. Ltd. Class A	71,900	$122,164
R&G PharmaStudies Co. Ltd. Class A	9,400	72,537
Radiance Holdings Group Co. Ltd. (a) (c)	246,000	84,420
Rainbow Digital Commercial Co. Ltd. Class A	182,300	139,141
Red Star Macalline Group Corp. Ltd. Class A (a)	429,800	168,847
Renhe Pharmacy Co. Ltd. Class A	25,700	21,743
Richinfo Technology Co. Ltd. Class A	35,200	133,838
Rigol Technologies Co. Ltd. Class A	16,896	90,864
Risen Energy Co. Ltd. Class A (a)	79,200	116,343
Riyue Heavy Industry Co. Ltd. Class A	76,100	156,847
Rongan Property Co. Ltd. Class A (a)	176,000	50,622
Ronglian Group Ltd. Class A (a)	97,700	128,304
Runjian Co. Ltd. Class A	8,900	61,574
Sanbo Hospital Management Group Ltd. Class A	12,930	106,036
Sanhe Tongfei Refrigeration Co. Ltd. Class A	14,500	172,924
Sanjiang Shopping Club Co. Ltd. Class A	49,200	101,956
Sanquan Food Co. Ltd. Class A	86,400	130,314
Sansteel Minguang Co. Ltd. Fujian Class A (a)	339,600	198,688
Sansure Biotech, Inc. Class A	46,163	137,115
Sanwei Holding Group Co. Ltd. Class A (a)	43,900	71,448
Sanxiang Advanced Materials Co. Ltd. Class A	18,700	75,300
SBT Ultrasonic Technology Co. Ltd. Class A	6,434	86,724
Shaanxi Lighte Optoelectronics Material Co. Ltd. Class A	33,304	115,322
Shaanxi Sirui Advanced Materials Co. Ltd. Class A	67,891	167,075
Shandong BoAn Biotechnology Co. Ltd. Class H (a) (c)	210,000	343,054
Shandong Dawn Polymer Co. Ltd. Class A	21,800	84,968
Shandong Denghai Seeds Co. Ltd. Class A	79,900	103,134
Shandong Dongyue Silicone Material Co. Ltd. Class A	106,600	137,000
Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	89,200	76,717
Shandong Humon Smelting Co. Ltd. Class A	45,200	94,936
Shandong Intco Recycling Resources Co. Ltd. Class A	25,567	94,736
Shandong Jinjing Science & Technology Co. Ltd. Class A	125,400	87,618

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Shandong Kaisheng New Materials Co. Ltd. Class A	40,300	$125,976
Shandong Longda Meishi Co. Ltd. Class A (a)	94,600	66,496
Shandong Sanyuan Biotechnology Co. Ltd. Class A	33,800	137,099
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	18,710	40,741
Shandong Xinhua Pharmaceutical Co. Ltd. Class H	250,000	233,600
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	60,800	73,959
Shanghai Acrel Co. Ltd. Class A	9,000	31,215
Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A (a)	149,700	171,808
Shanghai Anlogic Infotech Co. Ltd. Class A (a)	33,419	151,355
Shanghai Aohua Photoelectricity Endoscope Co. Ltd. Class A	2,925	21,250
Shanghai Baolong Automotive Corp. Class A	19,900	124,693
Shanghai Baosteel Packaging Co. Ltd. Class A	140,000	96,838
Shanghai Bolex Foods Technology Co. Ltd. Class A	40,200	81,614
Shanghai Bright Power Semiconductor Co. Ltd. Class A	5,518	89,675
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	213,100	142,777
Shanghai Daimay Automotive Interior Co. Ltd. Class A	113,308	93,795
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	214,500	176,658
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	42,437	55,611
Shanghai Foreign Service Holding Group Co. Ltd. Class A	214,300	158,754
Shanghai Fullhan Microelectronics Co. Ltd. Class A	16,800	123,465
Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A (a)	24,100	88,286
Shanghai Gentech Co. Ltd. Class A	21,340	129,853
Shanghai Hanbell Precise Machinery Co. Ltd. Class A	42,100	151,922
Shanghai Haohai Biological Technology Co. Ltd. Class A	9,758	71,138
Shanghai Haohai Biological Technology Co. Ltd. Class H (b)	37,200	128,424
Shanghai Haoyuan Chemexpress Co. Ltd. Class A	23,271	269,689
Shanghai Hile Bio-Technology Co. Ltd. Class A	125,400	119,640
Shanghai Industrial Development Co. Ltd. Class A (a)	192,200	139,416
Security Description	Shares	Value
Shanghai Jahwa United Co. Ltd. Class A	19,600	$72,379
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	80,500	125,255
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	79,700	60,971
Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	10,300	31,041
Shanghai Liangxin Electrical Co. Ltd. Class A	46,200	73,571
Shanghai Medicilon, Inc. Class A (a)	7,229	70,430
Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	6,342	99,302
Shanghai Milkground Food Tech Co. Ltd. Class A (a)	54,100	185,055
Shanghai New Power Automotive Technology Co. Ltd. Class A (a)	140,700	131,078
Shanghai Pudong Construction Co. Ltd. Class A	99,625	140,197
Shanghai QiFan Cable Co. Ltd. Class A	62,700	168,023
Shanghai Runda Medical Technology Co. Ltd. Class A	30,700	68,917
Shanghai Sanyou Medical Co. Ltd. Class A	33,726	93,123
Shanghai Shibei Hi-Tech Co. Ltd. Class A	193,600	161,890
Shanghai SMI Holding Co. Ltd. Class A	225,300	150,466
Shanghai STEP Electric Corp. Class A (a)	77,400	222,403
Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	39,500	76,313
Shanghai V-Test Semiconductor Tech. Co. Ltd. Class A	13,845	173,135
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	105,300	163,696
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	81,000	60,183
Shanghai Wanye Enterprises Co. Ltd. Class A	34,300	105,873
Shanghai Yaoji Technology Co. Ltd. Class A	25,900	101,058
Shanghai Zijiang Enterprise Group Co. Ltd. Class A	81,900	85,032
Shantou Wanshun New Material Group Co. Ltd. Class A	120,200	101,524
Shanying International Holding Co. Ltd. Class A (a)	277,600	70,107
Shengda Resources Co. Ltd. Class A	34,700	128,724
Shenwan Hongyuan HK Ltd. (a)	760,000	190,479
Shenzhen Agricultural Power Group Co. Ltd. Class A	238,200	268,031

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Shenzhen Baoming Technology Co. Ltd. Class A (a)	12,100	$95,494
Shenzhen Bluetrum Technology Co. Ltd. Class A	5,148	118,462
Shenzhen Cereals Holdings Co. Ltd. Class A	88,765	81,325
Shenzhen Changhong Technology Co. Ltd. Class A	31,900	58,005
Shenzhen China Micro Semicon Co. Ltd. Class A	41,072	224,970
Shenzhen Clou Electronics Co. Ltd. Class A (a)	147,800	194,927
Shenzhen Desay Battery Technology Co. Class A	15,500	60,696
Shenzhen Dynanonic Co. Ltd. Class A (a)	29,900	194,274
Shenzhen Edadoc Technology Co. Ltd. Class A	19,180	108,233
Shenzhen Farben Information Technology Co. Ltd. Class A	38,300	149,924
Shenzhen Feima International Supply Chain Co. Ltd. Class A (a)	314,200	178,979
Shenzhen Fenda Technology Co. Ltd. Class A (a)	119,500	122,394
Shenzhen Fine Made Electronics Group Co. Ltd. Class A (a)	12,200	66,329
Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	59,700	58,800
Shenzhen Gongjin Electronics Co. Ltd. Class A (a)	82,400	159,080
Shenzhen Hello Tech Energy Co. Ltd. Class A	16,100	170,456
Shenzhen Hemei Group Co. Ltd. Class A (a)	128,400	64,133
Shenzhen Heungkong Holding Co. Ltd. Class A	395,100	115,303
Shenzhen Injoinic Technology Co. Ltd. Class A	28,724	92,289
Shenzhen Investment Ltd. (a) (c)	920,000	105,239
Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	109,200	152,752
Shenzhen Jinjia Group Co. Ltd. Class A (a)	119,900	76,374
Shenzhen Kingkey Smart Agriculture Times Co. Ltd. Class A	20,900	47,680
Shenzhen Lifotronic Technology Co. Ltd. Class A	37,727	73,152
Shenzhen Lions King Hi-Tech Co. Ltd.	52,300	147,271
Shenzhen Manst Technology Co. Ltd. Class A (a)	8,000	72,430
Shenzhen Mason Technologies Co. Ltd. Class A (a)	55,100	123,460
Shenzhen Microgate Technology Co. Ltd. Class A	51,400	92,453
Security Description	Shares	Value
Shenzhen Minglida Precision Technology Co. Ltd. Class A (a)	1,200	$3,995
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (a)	431,895	150,885
Shenzhen Pagoda Industrial Group Corp. Ltd. Class H	418,000	111,210
Shenzhen Qingyi Photomask Ltd. Class A	30,299	140,200
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	22,896	126,504
Shenzhen SEG Co. Ltd. Class A	105,200	144,795
Shenzhen SEICHI Technologies Co. Ltd. Class A	4,993	126,797
Shenzhen Sinexcel Electric Co. Ltd. Class A	23,200	134,694
Shenzhen Sunline Tech Co. Ltd. Class A	34,300	72,619
Shenzhen Sunnypol Optoelectronics Co. Ltd. Class A	17,500	60,253
Shenzhen Textile Holdings Co. Ltd. Class A	76,135	136,516
Shenzhen Tianyuan Dic Information Technology Co. Ltd. Class A	33,400	76,665
Shenzhen Topraysolar Co. Ltd. Class A	183,500	93,457
Shenzhen Topway Video Communication Co. Ltd. Class A	56,400	65,283
Shenzhen United Winners Laser Co. Ltd. Class A	14,521	54,092
Shenzhen Weiguang Biological Products Co. Ltd. Class A	23,500	88,033
Shenzhen YHLO Biotech Co. Ltd. Class A	37,881	77,331
Shenzhen Yinghe Technology Co. Ltd. Class A	55,500	268,568
Shenzhen Yitoa Intelligent Control Co. Ltd. Class A (a)	105,500	171,704
Shenzhen Zesum Technology Co. Ltd. Class A	5,300	68,717
Shenzhen Zhenye Group Co. Ltd. Class A (a)	144,700	208,907
Shida Shinghwa Advanced Material Group Co. Ltd. Class A (a)	15,600	113,377
Shinva Medical Instrument Co. Ltd. Class A	42,480	95,540
Shiyue Daotian Group Co. Ltd. Class H	471,900	467,024
Shoucheng Holdings Ltd. (c)	1,946,895	630,581
Shougang Fushan Resources Group Ltd.	2,396,374	874,724
Shuangliang Eco-Energy Systems Co. Ltd. Class A (a)	222,600	188,951
Shui On Land Ltd.	1,558,000	148,183

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Shunfa Hengneng Corp. Class A (a)	181,700	$81,833
Sichuan Anning Iron & Titanium Co. Ltd. Class A	23,000	104,425
Sichuan Baicha Baidao Industrial Co. Ltd. Class H	104,200	111,025
Sichuan Chengfei Integration Technology Corp. Class A (a)	16,300	101,403
Sichuan Furong Technology Co. Ltd. Class A	29,772	38,513
Sichuan Gold Co. Ltd. Class A	37,700	146,571
Sichuan Haite High-tech Co. Ltd. Class A (a)	31,700	55,551
Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	7,200	19,183
Sichuan Lutianhua Co. Ltd. Class A (a)	60,600	35,710
Sichuan Teway Food Group Co. Ltd. Class A	97,200	157,650
Sihuan Pharmaceutical Holdings Group Ltd. (c)	3,354,000	694,044
Sineng Electric Co. Ltd. Class A	38,360	197,091
Sino Biological, Inc. Class A	10,700	111,543
Sino GeoPhysical Co. Ltd. Class A (a)	11,700	33,767
Sinocare, Inc. Class A	38,500	107,656
Sinodata Co. Ltd. Class A (a)	15,000	67,451
Sinofert Holdings Ltd.	1,928,000	346,923
Sinomach Automobile Co. Ltd. Class A	109,400	91,788
Sinopec Kantons Holdings Ltd. (c)	746,000	421,881
Sino-Platinum Metals Co. Ltd. Class A	33,240	80,542
Sinoseal Holding Co. Ltd. Class A	15,000	76,522
Sipai Health Technology Co. Ltd. (a) (c)	300,800	124,103
Skyworth Digital Co. Ltd. Class A	79,400	150,948
Snowsky Salt Industry Group Co. Ltd. Class A	130,500	108,210
Sohu.com Ltd. ADR (a)	17,880	279,464
Sokan New Materials Group Co. Ltd. Class A	7,539	38,819
Solareast Holdings Co. Ltd. Class A	55,700	74,007
Southern Publishing & Media Co. Ltd. Class A	41,400	76,325
So-Young International, Inc. ADR (c)	41,800	161,766
Star Lake Bioscience Co., Inc. Zhaoqing Guangdong Class A	132,000	140,567
Star Plus Legend Holdings Ltd. Class H (a) (c)	119,500	167,414
Star Shine Holdings Group Ltd. (a) (c)	635,000	738,619
Streamax Technology Co. Ltd. Class A	19,700	131,731
Sumavision Technologies Co. Ltd. Class A	60,900	50,156
Security Description	Shares	Value
Sumec Corp. Ltd. Class A	100,900	$148,645
Sun King Technology Group Ltd.	636,000	158,583
Sunac China Holdings Ltd. (a)	346,000	75,600
Sunac Services Holdings Ltd. (b) (c)	1,257,000	264,958
Sunflower Pharmaceutical Group Co. Ltd. Class A	28,400	60,845
Sunstone Development Co. Ltd. Class A	47,500	177,274
Suzhou Anjie Technology Co. Ltd. Class A	52,100	108,332
Suzhou Everbright Photonics Co. Ltd. Class A (a)	7,479	79,487
Suzhou Good-Ark Electronics Co. Ltd. Class A	45,600	68,329
Suzhou Hengmingda Electronic Technology Co. Ltd. Class A	12,800	86,993
Suzhou HYC Technology Co. Ltd. Class A (a)	27,226	120,671
Suzhou Nanomicro Technology Co. Ltd. Class A	20,516	83,130
Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	167,200	137,234
Suzhou Oriental Semiconductor Co. Ltd. Class A	6,737	72,470
Suzhou Secote Precision Electronic Co. Ltd. Class A	18,340	121,968
Suzhou SLAC Precision Equipment Co. Ltd. Class A (a)	77,200	177,527
Suzhou Sonavox Electronics Co. Ltd. Class A	15,581	64,096
Suzhou Sushi Testing Group Co. Ltd. Class A	45,900	112,892
Suzhou TZTEK Technology Co. Ltd. Class A	18,799	153,137
Suzhou Veichi Electric Co. Ltd. Class A	8,706	116,468
Suzhou Victory Precision Manufacture Co. Ltd. Class A (a)	334,300	169,791
SVG Optronics Co. Ltd. Class A (a)	11,200	55,360
SY Holdings Group Ltd. (c)	301,639	421,420
SYoung Group Co. Ltd. Class A (a)	36,200	110,976
Tangshan Sanyou Chemical Industries Co. Ltd. Class A	176,600	139,498
Tansun Technology Co. Ltd. Class A	22,600	72,169
Tanwan, Inc. (a) (c)	104,600	196,552
Tatwah Smartech Co. Ltd. Class A (a)	142,000	74,911
TDG Holdings Co. Ltd. Class A	112,900	172,025
Telling Telecommunication Holding Co. Ltd. Class A	58,100	78,256
Three Squirrels, Inc. Class A	23,800	80,475
Tiangong International Co. Ltd. (c)	996,000	340,517

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Tianjin Capital Environmental Protection Group Co. Ltd. Class A	124,170	$103,484
Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	265,300	137,351
Tianli International Holdings Ltd. (c)	800,667	289,172
Tianneng Power International Ltd. (c)	552,000	691,738
Tianyu Digital Technology Dalian Group Co. Ltd. Class A (a)	146,900	144,893
Tibet Mineral Development Co. Ltd. Class A	45,100	154,586
Tibet Urban Development & Investment Co. Ltd. Class A	76,000	115,161
Time Publishing & Media Co. Ltd. Class A	59,480	71,018
TKD Science & Technology Co. Ltd. Class A	22,100	48,557
Tofflon Science & Technology Group Co. Ltd. Class A	83,000	165,944
Tong Ren Tang Technologies Co. Ltd. Class H (c)	591,000	361,570
Tongdao Liepin Group	158,600	74,404
Tongqinglou Catering Co. Ltd. Class A	22,400	62,667
Tongyu Communication, Inc. Class A	30,030	69,014
Top Energy Co. Ltd. Class A (a)	176,700	140,817
Topsec Technologies Group, Inc. Class A	55,400	76,096
Toread Holdings Group Co. Ltd. Class A	76,900	95,162
Toyou Feiji Electronics Co. Ltd. Class A (a)	56,300	159,483
TPV Technology Co. Ltd. Class A (a)	240,900	93,286
Transwarp Technology Shanghai Co. Ltd. Class A (a)	14,993	126,551
Triangle Tyre Co. Ltd. Class A	26,000	50,523
Triumph New Energy Co. Ltd. Class A (a)	38,000	57,474
Triumph New Energy Co. Ltd. Class H (a)	134,000	74,575
Triumph Science & Technology Co. Ltd. Class A	82,400	150,178
TSP Wind Power Group Co. Ltd. Class A	92,400	104,750
Tuhu Car, Inc. (a) (b) (c)	262,600	646,341
Tunghsu Optoelectronic Technology Co. Ltd. Class A (a)	517,000	26,839
Tuya, Inc. ADR	169,396	418,408
TYK Medicines, Inc. Class H (a)	186,500	396,472
Unicomp Technology Group Co. Ltd. Class A	9,576	90,286
Union Semiconductor Hefei Co. Ltd. Class A	44,131	119,810
UTour Group Co. Ltd. Class A (a)	98,900	102,128
Security Description	Shares	Value
Uxin Ltd. ADR (a)	66,200	$229,052
VanJee Technology Co. Ltd. Class A (a)	17,900	70,446
Vats Liquor Chain Store Management JSC Ltd. Class A	37,000	103,877
Vcanbio Cell & Gene Engineering Corp. Ltd. Class A (a)	72,200	250,412
Venus MedTech Hangzhou, Inc. Class H (a) (b)	493,000	211,003
Visionox Technology, Inc. Class A (a)	93,000	119,913
Viva Biotech Holdings (a) (b)	1,249,000	423,803
Vnet Group, Inc. ADR (a) (c)	18,200	188,006
Wangneng Environment Co. Ltd. Class A	25,200	59,328
Warom Technology, Inc. Co. Class A	30,300	86,257
Waterdrop, Inc. ADR	74,800	141,372
Wedge Industrial Co. Ltd. Class A	59,900	128,164
Weimob, Inc. (a) (b) (c)	2,686,000	976,991
WellCell Holdings Co. Ltd. (a) (c)	361,600	478,700
Wellhope Foods Co. Ltd. Class A	173,600	194,367
Wencan Group Co. Ltd. Class A	1,000	3,112
Wenzhou Yihua Connector Co. Ltd. Class A	10,500	71,022
West China Cement Ltd. (c)	1,846,761	780,917
Western Metal Materials Co. Ltd. Class A	51,300	125,526
Winall Hi-Tech Seed Co. Ltd. Class A	48,100	61,885
Windey Energy Technology Group Co. Ltd. Class A	31,400	83,397
Winnovation Culturaltainment Development Ltd. Class A (a)	539,000	122,510
Wonders Information Co. Ltd. Class A (a)	147,100	142,407
Wuhan Fingu Electronic Technology Co. Ltd. Class A	36,700	68,844
Wuhan P&S Information Technology Co. Ltd. Class A (a)	78,300	131,719
Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	19,800	76,451
Wushang Group Co. Ltd. Class A	65,300	89,053
Wutong Holding Group Co. Ltd. Class A (a)	189,400	128,616
Wuxi Autowell Technology Co. Ltd. Class A	14,034	98,628
Wuxi Best Precision Machinery Co. Ltd. Class A	18,900	77,139
Wuxi Boton Technology Co. Ltd. Class A	28,900	99,788
Wuxi Chipown Micro-Electronics Ltd. Class A	15,256	152,894
Wuxi ETEK Microelectronics Co. Ltd. Class A	11,660	70,738
Wuxi NCE Power Co. Ltd. Class A	28,120	142,229
Wuxi Rural Commercial Bank Co. Ltd. Class A	139,900	115,415

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Wuxi Taclink Optoelectronics Technology Co. Ltd. Class A	13,153	$223,332
Wuxi Taiji Industry Ltd. Co. Class A	147,900	168,912
Wuxi Xinje Electric Co. Ltd. Class A	9,300	82,269
X Financial ADR (c)	23,700	326,112
Xiamen Changelight Co. Ltd. Class A	73,100	128,408
Xiamen King Long Motor Group Co. Ltd. Class A	41,400	65,811
Xiamen Kingdomway Group Co. Class A	35,100	99,183
Xi'an Catering Co. Ltd. Class A (a)	98,400	123,977
Xi'an ChenXi Aviation Technology Corp. Ltd. Class A (a)	32,200	76,621
Xian International Medical Investment Co. Ltd. Class A (a)	192,100	130,719
Xi'an Manareco New Materials Co. Ltd. Class A	24,836	175,797
Xi'an Novastar Tech Co. Ltd. Class A	4,680	113,595
Xi'an Sinofuse Electric Co. Ltd. Class A	5,200	89,373
Xi'an Tian He Defense Technology Co. Ltd. Class A (a)	62,400	107,861
Xiangtan Electrochemical Scientific Co. Ltd. Class A	69,500	148,217
Xiangyang Changyuandonggu Industry Co. Ltd. Class A	16,400	84,814
Xiangyu Medical Co. Ltd. Class A	10,078	72,254
Xilinmen Furniture Co. Ltd. Class A	24,100	59,579
Xingtong Shipping Co. Ltd. Class A	25,300	52,074
Xinhuanet Co. Ltd. Class A	54,470	151,013
Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A (a)	199,000	121,175
Xinjiang Communications Construction Group Co. Ltd. Class A	34,700	78,481
Xinjiang Lixin Energy Co. Ltd. Class A	96,316	96,351
Xinjiang Xinxin Mining Industry Co. Ltd. Class H	359,000	114,431
Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	95,100	121,420
Xinte Energy Co. Ltd. Class H (a) (c)	227,600	241,922
Xinxiang Chemical Fiber Co. Ltd. Class A	158,800	96,919
Xinyi Energy Holdings Ltd. (c)	1,107,212	182,154
Xinyu Iron & Steel Co. Ltd. Class A	243,700	142,923
Xinzhi Group Co. Ltd. Class A (a)	49,200	213,163
Xizang Zhufeng Resources Co. Ltd. Class A	91,100	172,041
Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	60,500	143,878
Xtep International Holdings Ltd.	820,000	615,495
Security Description	Shares	Value
Xunlei Ltd. ADR (a)	30,600	$292,842
XXF Group Holdings Ltd. (a) (c)	645,000	907,762
Yangling Metron New Material, Inc. Class A	32,200	78,112
Yango Group Co. Ltd. Class A (a) (d)	292,400	—
Yanlord Land Group Ltd. (a)	305,500	175,357
Yantai Changyu Pioneer Wine Co. Ltd. Class A	48,300	146,850
Yapp Automotive Parts Co. Ltd. Class A	60,900	222,157
Yatsen Holding Ltd. ADR (a)	42,782	387,605
YD Electronic Technology Co. Ltd. Class A (a)	11,300	73,057
Yeahka Ltd. (a) (c)	128,800	165,544
Yechiu Metal Recycling China Ltd. Class A	287,400	118,954
YGSOFT, Inc. Class A	108,491	95,440
Yidu Tech, Inc. (a) (b) (c)	288,900	245,070
Yihai International Holding Ltd. (c)	266,000	430,091
Yinbang Clad Material Co. Ltd. Class A	74,100	105,213
Yizumi Holdings Co. Ltd. Class A	41,380	151,821
Yongjin Technology Group Co. Ltd.	24,900	61,452
Yotrio Group Co. Ltd. Class A	166,980	86,215
Youngy Co. Ltd. Class A	23,200	128,021
YSB, Inc.	458,800	643,938
Yuexiu Transport Infrastructure Ltd.	919,013	540,985
Yueyang Forest & Paper Co. Ltd. Class A	67,000	41,550
Yuneng Technology Co. Ltd. Class A	16,969	142,254
Yunnan Energy Investment Co. Ltd. Class A	77,200	133,010
Yunnan Nantian Electronics Information Co. Ltd. Class A	38,200	98,241
Yunnan Tourism Co. Ltd. Class A (a)	106,800	88,408
Zai Lab Ltd. (a) (c)	10,200	34,977
ZBOM Home Collection Co. Ltd. Class A	30,040	39,239
Zengame Technology Holding Ltd.	240,000	71,564
Zhejiang Akcome New Energy Technology Co. Ltd. (a)	405,700	21,061
Zhejiang Cayi Vacuum Container Co. Ltd. Class A	8,700	75,387
Zhejiang Communications Technology Co. Ltd. Class A	129,100	75,170
Zhejiang Conba Pharmaceutical Co. Ltd. Class A	116,100	70,858
Zhejiang Construction Investment Group Co. Ltd. Class A	59,800	76,770
Zhejiang Dun'An Artificial Environment Co. Ltd. Class A (a)	77,700	155,130

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	34,100	$67,603
Zhejiang Gongdong Medical Technology Co. Ltd. Class A	21,756	57,966
Zhejiang HangKe Technology, Inc. Co. Class A	21,691	111,325
Zhejiang Hangmin Co. Ltd. Class A	97,600	96,814
Zhejiang Hengtong Holding Co. Ltd. Class A (a)	251,400	165,780
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (a)	76,600	61,044
Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	100,000	145,916
Zhejiang Huakang Pharmaceutical Co. Ltd. Class A	48,418	127,780
Zhejiang Huangma Technology Co. Ltd. Class A	103,894	275,062
Zhejiang Huatong Meat Products Co. Ltd. Class A (a)	43,200	65,521
Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	20,580	96,758
Zhejiang Jinggong Integration Technology Co. Ltd. Class A	44,600	138,229
Zhejiang Jingu Co. Ltd. Class A	52,500	91,117
Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	62,800	156,837
Zhejiang Lante Optics Co. Ltd. Class A	39,391	179,231
Zhejiang Orient Gene Biotech Co. Ltd. Class A (a)	21,189	76,849
Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	40,500	96,997
Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	135,800	101,173
Zhejiang Shibao Co. Ltd. Class A	29,500	58,152
Zhejiang Sunriver Culture Tourism Co. Ltd. Class A (a)	107,200	116,113
Zhejiang Taihua New Material Group Co. Ltd. Class A	77,800	97,913
Zhejiang Tiantie Science & Technology Co. Ltd. Class A	132,700	164,213
Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	22,800	82,532
Zhejiang Vie Science & Technology Co. Ltd. Class A	56,700	121,635
Zhejiang Wanliyang Co. Ltd. Class A	99,500	138,485
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	42,000	57,749
Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	3,100	8,090
Zhejiang Yonghe Refrigerant Co. Ltd. Class A	27,600	109,898
Zhejiang Yongtai Technology Co. Ltd. Class A (a)	84,600	207,245
Security Description	Shares	Value
Zhende Medical Co. Ltd. Class A	29,700	$194,433
Zhengzhou GL Tech Co. Ltd. Class A	5,400	13,918
Zhenjiang Dongfang Electric Heating Technology Co. Ltd. Class A	157,800	126,419
Zhihu, Inc. ADR (a)	18,900	95,823
Zhiou Home Furnishing Technology Co. Ltd. Class A	34,200	92,849
Zhongmin Energy Co. Ltd. Class A	182,600	131,940
Zhongnongfa Seed Industry Group Co. Ltd. Class A (a)	70,700	61,798
Zhongtian Financial Group Co. Ltd. Class A (a) (d)	493,900	13,859
Zhongyuan Environment-Protection Co. Ltd. Class A	116,200	137,763
Zhou Hei Ya International Holdings Co. Ltd. (b)	451,000	118,251
Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A (a)	53,300	103,722
Zhuhai Zhumian Group Co. Ltd. Class A (a)	107,500	90,043
Zhuzhou Smelter Group Co. Ltd. Class A (a)	84,400	192,190
ZJMI Environmental Energy Co. Ltd. Class A	17,000	32,677
Zonqing Environmental Ltd. (a) (c)	156,000	64,763
Zotye Automobile Co. Ltd. Class A (a)	473,500	237,169
ZWSOFT Co. Ltd. Guangzhou Class A	16,917	180,269
Zylox-Tonbridge Medical Technology Co. Ltd. Class H (b)	102,500	320,131
		159,428,414
COLOMBIA — 0.1%
Corp. Financiera Colombiana SA (a)	58,375	259,079
Geopark Ltd. (c)	25,771	164,161
Mineros SA	32,205	103,457
		526,697
CZECH REPUBLIC — 0.1%
Colt CZ Group SE	7,632	284,563
Philip Morris CR AS (c)	419	364,258
		648,821
EGYPT — 0.2%
Abou Kir Fertilizers & Chemical Industries	177,491	197,707
Credit Agricole Egypt SAE	249,546	97,054
EFG Holding SAE (a)	806,243	451,395
Egypt Kuwait Holding Co. SAE	106,181	55,077
Fawry for Banking & Payment Technology Services SAE (a)	191,709	56,892
Heliopolis Housing	839,869	57,746

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Telecom Egypt Co.	192,204	$204,857
		1,120,728
GREECE — 0.8%
Aegean Airlines SA	35,761	562,216
Aktor SA Holding Co. Technical & Energy Projects (a)	26,091	263,956
Athens Water Supply & Sewage Co. SA	27,945	215,072
Autohellas Tourist & Trading SA	11,501	153,786
Avax SA	28,187	80,315
Danaos Corp. (c)	6,645	596,788
Ellaktor SA	76,535	125,900
Euroseas Ltd. (c)	1,700	101,337
FF Group (a) (d)	24,815	—
Fourlis Holdings SA	41,035	207,329
Hellenic Exchanges - Athens Stock Exchange SA	53,939	420,832
Holding Co. ADMIE IPTO SA	69,917	250,565
Intracom Holdings SA	50,444	208,933
Intralot SA-Integrated Information Systems & Gaming Services (a)	179,090	267,247
Kri-Kri Milk Industry SA	5,639	119,265
LAMDA Development SA (a)	66,493	606,283
Piraeus Port Authority SA	4,435	230,071
Qualco Group SA (a)	12,606	81,466
Quest Holdings SA	25,577	219,687
Sarantis SA	29,925	455,698
StealthGas, Inc. (a)	28,397	186,000
Tsakos Energy Navigation Ltd.	16,070	357,075
		5,709,821
HONG KONG — 0.6%
Agritrade Resources Ltd. (a) (d)	1,595,000	—
Anxin-China Holdings Ltd. (a) (d)	2,248,000	—
Boshiwa International Holding Ltd. (a) (c) (d)	1,843,000	—
China Animal Healthcare Ltd. (a) (d)	1,059,700	—
China Huiyuan Juice Group Ltd. (a) (d)	1,494,400	—
China Metal Recycling Holdings Ltd. (a) (c) (d)	693,675	—
China Star Entertainment Ltd. (a)	640,000	188,371
China Zhongwang Holdings Ltd. (a) (c) (d)	346,000	—
Chong Sing Holdings FinTech Group Ltd. (a) (c) (d)	9,212,000	—
Comba Telecom Systems Holdings Ltd.	1,234,000	504,360
CTEG (a) (c) (d)	3,217,900	—
Digital China Holdings Ltd. (c)	691,000	286,866
Fenbi Ltd. (a) (c)	658,000	245,257
GR Life Style Co. Ltd. (a)	504,000	125,022
Gushengtang Holdings Ltd. (c)	108,500	431,467
Hong Kong Robotics Group Holding Ltd. (a)	900,000	149,221
Security Description	Shares	Value
Huabao International Holdings Ltd. (c)	548,000	$281,733
Marketingforce Management Ltd. (a)	78,600	529,361
MH Development NPV (a) (d)	27,600	—
National Agricultural Holdings Ltd. (a) (c) (d)	164,600	—
Nissin Foods Co. Ltd. (c)	201,000	179,289
Real Gold Mining Ltd. (a) (c) (d)	251,500	—
Sinic Holdings Group Co. Ltd. (a) (d)	315,921	—
Skyworth Group Ltd. (a) (c)	559,099	330,556
SSY Group Ltd. (c)	1,000,000	375,302
Tech-Pro, Inc. (a) (c) (d)	6,035,100	—
United Energy Group Ltd. (c)	4,878,000	332,289
Untrade.China Dili (a) (c) (d)	1,900,000	80,587
Untrade.Lumena Newmat (a) (c) (d)	104,532	—
Wasion Holdings Ltd.	350,000	570,408
Xiaocaiyuan International Holding Ltd.	52,000	68,505
		4,678,594
HUNGARY — 0.1%
4iG Nyrt (a) (c)	22,830	179,041
ANY Security Printing Co. (c)	6,745	153,808
Opus Global Nyrt	74,594	126,449
		459,298
INDIA — 19.3%
63 Moons Technologies Ltd.	16,203	152,844
Aarti Drugs Ltd.	15,428	84,535
Aarti Industries Ltd.	127,964	540,313
Aarti Pharmalabs Ltd.	32,830	306,027
Aavas Financiers Ltd. (a)	33,813	622,230
Acme Solar Holdings Ltd.	49,684	155,002
Action Construction Equipment Ltd.	34,555	417,437
Acutaas Chemicals Ltd.	37,627	558,459
ADF Foods Ltd.	62,049	154,464
Aditya Birla Fashion & Retail Ltd. (a)	90,385	86,009
Aditya Birla Lifestyle Brands Ltd. (a)	205,297	307,314
Aditya Vision Ltd. (b)	33,175	209,836
Advanced Enzyme Technologies Ltd.	57,704	211,673
Advent Hotels International Pvt Ltd. (a)	13,227	39,135
Aether Industries Ltd. (a)	16,103	136,376
Afcons Infrastructure Ltd.	45,513	233,284
AGI Greenpac Ltd.	19,758	187,903
Ahluwalia Contracts India Ltd.	26,407	295,986
Ajax Engineering Ltd. (a)	20,657	151,934
Akzo Nobel India Ltd.	7,419	276,535
Alembic Ltd.	57,781	64,934
Alivus Life Sciences Ltd.	11,557	120,941
Alkyl Amines Chemicals	6,474	139,529

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Allied Blenders & Distillers Ltd.	30,597	$174,956
Alok Industries Ltd. (a)	1,047,739	204,382
Amara Raja Energy & Mobility Ltd.	97,322	1,084,434
Amrutanjan Health Care Ltd.	29,061	233,565
Antony Waste Handling Cell Ltd. (a) (b)	12,705	77,320
Anup Engineering Ltd.	7,635	201,829
Anupam Rasayan India Ltd.	23,667	285,586
Apcotex Industries Ltd.	23,108	103,231
Apeejay Surrendra Park Hotels Ltd.	47,573	77,273
Apollo Micro Systems Ltd.	110,245	404,904
Apollo Pipes Ltd.	37,898	142,136
Aptus Value Housing Finance India Ltd.	173,512	624,859
Archean Chemical Industries Ltd.	37,517	291,258
Arman Financial Services Ltd. (a)	4,699	76,427
Artemis Medicare Services Ltd.	30,878	81,441
Arvind Fashions Ltd.	68,161	405,333
Arvind Ltd.	116,427	398,433
Arvind SmartSpaces Ltd.	10,669	78,508
Ashapura Minechem Ltd.	38,721	283,903
Ashiana Housing Ltd.	45,939	154,883
Ashoka Buildcon Ltd. (a)	95,854	199,440
ASK Automotive Ltd.	20,478	121,707
ASM Technologies Ltd.	1,604	72,532
Astra Microwave Products Ltd.	39,925	442,423
Ather Energy Ltd. (a)	34,534	219,949
AurionPro Solutions Ltd.	22,804	292,791
Avalon Technologies Ltd. (a) (b)	24,352	276,779
Avantel Ltd.	106,055	208,255
Avanti Feeds Ltd.	34,468	248,760
Awfis Space Solutions Ltd. (a)	12,304	78,961
AXISCADES Technologies Ltd. (a)	14,614	262,361
Azad Engineering Ltd. (a)	14,441	254,116
Baazar Style Retail Ltd. (a)	18,667	77,936
Bajaj Consumer Care Ltd. (a)	48,048	128,198
Bajaj Electricals Ltd.	31,976	196,292
Bajaj Hindusthan Sugar Ltd. (a)	849,913	189,436
Bajel Projects Ltd. (a)	55,775	127,476
Balaji Amines Ltd.	4,826	75,508
Balmer Lawrie & Co. Ltd.	59,112	140,222
Balmer Lawrie Investments Ltd. Class A	152,570	134,444
Balrampur Chini Mills Ltd.	75,991	389,974
Balu Forge Industries Ltd.	38,447	276,286
Banco Products India Ltd.	36,753	343,734
Bansal Wire Industries Ltd. (a)	19,981	76,165
Bata India Ltd.	37,409	490,845
BEML Ltd.	11,882	558,552
BF Utilities Ltd. (a)	11,950	105,161
Bhagiradha Chemicals & Industries Ltd.	25,799	74,341
Bhansali Engineering Polymers Ltd.	58,466	66,843
Bharat Bijlee Ltd.	7,872	278,241
Bharat Rasayan Ltd.	744	82,797
Security Description	Shares	Value
Birla Corp. Ltd.	19,403	$266,475
Birlasoft Ltd.	19,652	78,120
BL Kashyap & Sons Ltd. (a)	154,658	104,146
Black Box Ltd.	33,659	195,327
BlackBuck Ltd. (a)	24,599	172,575
BLS International Services Ltd.	69,464	252,152
Blue Dart Express Ltd.	1,370	87,997
Blue Jet Healthcare Ltd.	15,123	107,331
Bombay Burmah Trading Co.	11,723	233,433
Bombay Dyeing & Manufacturing Co. Ltd.	69,578	129,511
Bondada Engineering Ltd.	15,600	66,625
Borosil Ltd. (a)	18,568	72,410
Borosil Renewables Ltd. (a)	36,817	237,620
Camlin Fine Sciences Ltd. (a)	81,449	179,082
Campus Activewear Ltd.	78,423	238,125
Can Fin Homes Ltd.	63,439	545,302
Capacit'e Infraprojects Ltd. (a)	25,796	83,993
Caplin Point Laboratories Ltd.	15,992	354,120
Capri Global Capital Ltd.	218,211	455,106
Carborundum Universal Ltd.	85,705	892,536
Care Ratings Ltd.	17,760	304,979
Cartrade Tech Ltd. (a)	25,523	704,300
Carysil Ltd.	21,558	204,548
CCL Products India Ltd.	46,796	445,488
CE Info Systems Ltd.	10,203	189,526
Ceat Ltd.	14,173	540,079
Ceinsys Tech Ltd.	3,952	68,198
Cello World Ltd.	12,995	84,303
Cemindia Projects Ltd.	53,759	490,583
Centum Electronics Ltd.	2,805	84,315
Century Enka Ltd.	21,693	117,348
Century Plyboards India Ltd.	45,384	415,613
Cera Sanitaryware Ltd.	3,662	254,166
Chemplast Sanmar Ltd. (a)	51,723	226,550
Chennai Petroleum Corp. Ltd.	27,759	236,919
Chennai Super Kings Cricket Ltd. (a) (d)	418,560	—
Choice International Ltd. (a)	42,559	367,885
CIE Automotive India Ltd.	19,164	86,950
Cigniti Technologies Ltd. (a)	12,876	219,268
City Union Bank Ltd.	216,806	521,890
Clean Science & Technology Ltd.	27,790	343,851
CMS Info Systems Ltd.	94,570	397,553
Concord Biotech Ltd.	34,024	631,401
Confidence Petroleum India Ltd.	110,703	56,181
Cosmo First Ltd.	9,420	89,973
Craftsman Automation Ltd.	7,885	603,306
CSB Bank Ltd. (a)	68,130	285,062
Cupid Ltd. (a)	99,698	241,372
Cyient DLM Ltd. (a)	13,403	63,650
Cyient Ltd.	35,664	460,397
Data Patterns India Ltd.	17,234	494,842
Datamatics Global Services Ltd.	24,409	230,348
DB Corp. Ltd.	38,891	117,936
DCB Bank Ltd.	187,028	266,970

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
DCW Ltd.	98,039	$74,996
Dcx Systems Ltd. (a)	56,484	153,983
Deccan Gold Mines Ltd. (a)	112,832	179,055
Dhani Services Ltd. (a)	325,586	225,079
Dhanuka Agritech Ltd.	6,101	105,771
Diamond Power Infrastructure Ltd. (a)	46,002	77,358
Digitide Solutions Ltd. (a)	71,178	127,439
Dilip Buildcon Ltd. (b)	39,360	209,548
Dish TV India Ltd. (a)	457,189	24,974
Dishman Carbogen Amcis Ltd. (a)	75,756	235,146
Dodla Dairy Ltd.	23,445	349,871
Doms Industries Ltd.	8,719	244,153
Dr. Agarwal's Health Care Ltd. (a)	59,347	339,116
Dynamatic Technologies Ltd.	2,073	159,861
Edelweiss Financial Services Ltd.	391,079	472,966
EFCI Ltd. (a)	22,704	77,863
Elecon Engineering Co. Ltd.	62,832	401,879
Electronics Mart India Ltd. (a)	52,152	82,490
Electrosteel Castings Ltd.	203,589	214,598
Elgi Equipments Ltd.	155,737	845,787
Embassy Developments Ltd. (a)	391,572	406,748
EMS Ltd.	11,237	68,759
eMudhra Ltd.	19,120	147,176
Engineers India Ltd.	141,833	308,414
Entero Healthcare Solutions Ltd. (a)	5,714	71,698
Enviro Infra Engineers Ltd. (a)	27,571	75,494
Epack Durable Ltd. (a)	18,696	73,077
Epigral Ltd.	8,789	167,398
EPL Ltd.	86,138	199,772
Equitas Small Finance Bank Ltd. (a) (b)	254,657	163,999
ESAB India Ltd.	2,905	161,349
Ethos Ltd. (a)	7,875	224,785
Eureka Forbes Ltd. (a)	46,999	301,695
Eveready Industries India Ltd.	30,966	131,727
Exicom Tele-Systems Ltd. (a)	74,283	120,717
FDC Ltd.	32,770	163,243
Fedbank Financial Services Ltd. (a)	44,823	77,955
FIEM Industries Ltd.	12,473	267,894
Fine Organic Industries Ltd.	4,857	244,336
Fineotex Chemical Ltd.	42,226	118,643
Finolex Cables Ltd.	42,600	392,205
Finolex Industries Ltd.	101,628	229,035
Five-Star Business Finance Ltd.	120,476	728,104
G R Infraprojects Ltd.	14,221	195,596
Gabriel India Ltd.	48,871	650,265
Galaxy Surfactants Ltd.	6,816	169,101
Gallantt Ispat Ltd.	43,606	321,856
Ganesh Housing Ltd.	22,554	211,991
Ganesha Ecosphere Ltd.	10,745	142,583
Garware Hi-Tech Films Ltd.	5,592	185,164
Garware Technical Fibres Ltd.	28,330	237,102
Gateway Distriparks Ltd.	174,999	120,780
Security Description	Shares	Value
Genesys International Corp. Ltd. (a)	11,863	$66,831
Genus Power Infrastructures Ltd.	95,061	331,953
Geojit Financial Services Ltd.	66,190	58,408
GHCL Ltd.	47,819	325,808
Globus Spirits Ltd.	3,893	45,819
GMM Pfaudler Ltd.	20,720	247,295
GMR Power & Urban Infra Ltd. (a)	242,694	310,075
Go Fashion India Ltd. (a)	23,366	177,412
Godawari Power & Ispat Ltd.	136,303	375,802
Godrej Agrovet Ltd. (b)	33,094	257,256
Gokaldas Exports Ltd. (a)	46,100	373,805
Goodluck India Ltd.	14,618	209,222
Granules India Ltd.	101,637	591,813
Graphite India Ltd.	48,250	301,845
Grauer & Weil India Ltd.	83,612	80,421
Gravita India Ltd.	18,909	334,314
Great Eastern Shipping Co. Ltd.	58,031	649,500
Greaves Cotton Ltd.	83,631	199,544
Greenlam Industries Ltd.	82,998	223,646
Greenpanel Industries Ltd.	61,847	188,281
Greenply Industries Ltd.	52,885	179,641
Grindwell Norton Ltd.	32,408	579,695
Gufic Biosciences Ltd.	40,720	162,557
Gujarat Alkalies & Chemicals Ltd.	14,597	89,854
Gujarat Ambuja Exports Ltd.	122,129	145,611
Gujarat Industries Power Co. Ltd.	40,239	82,160
Gujarat Mineral Development Corp. Ltd.	54,621	368,523
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	51,826	286,597
Gujarat Pipavav Port Ltd.	163,083	290,262
Gujarat State Fertilizers & Chemicals Ltd.	158,667	350,827
Gujarat State Petronet Ltd.	111,110	387,370
Gujarat Themis Biosyn Ltd.	18,286	81,299
Gulf Oil Lubricants India Ltd.	6,926	94,402
Happiest Minds Technologies Ltd.	42,526	254,254
Happy Forgings Ltd.	14,025	144,888
Harsha Engineers Ltd. (b)	39,783	175,529
Hathway Cable & Datacom Ltd. (a)	899,929	141,797
HealthCare Global Enterprises Ltd. (a)	27,138	196,623
HEG Ltd.	57,805	328,710
HeidelbergCement India Ltd.	26,651	60,270
Hemisphere Properties India Ltd. (a)	68,100	127,941
Heritage Foods Ltd.	20,446	111,132
Hester Biosciences Ltd.	3,222	69,605
HFCL Ltd.	136,831	112,314
HG Infra Engineering Ltd.	12,886	134,943
Hikal Ltd.	51,501	145,938
Himatsingka Seide Ltd.	52,846	71,167
Hind Rectifiers Ltd.	4,012	73,563
Hinduja Global Solutions Ltd. (a)	5,133	28,336
Hindustan Construction Co. Ltd. (a)	885,379	270,135

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Hindustan Foods Ltd. (a)	34,934	$204,909
Hindustan Oil Exploration Co. Ltd. (a)	72,255	138,588
Hindware Home Innovation Ltd. (a)	53,005	197,122
Hle Glascoat Ltd.	20,109	101,701
Home First Finance Co. India Ltd. (b)	50,280	688,606
Honasa Consumer Ltd. (a)	85,528	270,584
Honda India Power Products Ltd.	2,559	79,379
HPL Electric & Power Ltd.	28,714	147,517
Hubtown Ltd. (a)	20,176	62,922
ICRA Ltd.	2,094	149,712
ideaForge Technology Ltd. (a)	13,819	78,481
IFB Industries Ltd. (a)	6,045	113,773
IFCI Ltd. (a)	143,310	87,240
IIFL Capital Services Ltd.	80,908	255,011
Imagicaaworld Entertainment Ltd. (a)	105,064	63,638
Indegene Ltd.	29,131	184,060
India Cements Ltd. (a)	84,953	367,411
India Glycols Ltd.	28,073	271,343
India Pesticides Ltd.	72,526	169,330
India Shelter Finance Corp. Ltd.	20,371	200,180
IndiaMart InterMesh Ltd. (b)	6,278	166,614
Indian Energy Exchange Ltd. (b)	305,449	478,838
Indian Metals & Ferro Alloys Ltd.	7,517	93,809
Indo Count Industries Ltd.	78,745	239,697
Indoco Remedies Ltd.	23,509	77,301
Indraprastha Medical Corp. Ltd.	23,393	117,191
Infibeam Avenues Ltd. (a) (e)	974,052	177,502
Infibeam Avenues Ltd. (a) (e)	244,425	27,391
Ingersoll Rand India Ltd.	5,933	263,003
Innova Captab Ltd. (a)	12,586	120,915
Inox Green Energy Services Ltd. (a)	99,873	226,216
INOX India Ltd.	8,843	117,334
Intellect Design Arena Ltd.	60,506	664,151
International Gemmological Institute India Ltd.	50,257	195,337
IOL Chemicals & Pharmaceuticals Ltd.	99,410	115,075
ION Exchange India Ltd.	52,699	239,609
IRCON International Ltd. (b)	57,918	111,532
ISGEC Heavy Engineering Ltd.	26,699	264,017
J Kumar Infraprojects Ltd.	43,178	309,749
Jai Balaji Industries Ltd. (a)	181,494	192,903
Jain Irrigation Systems Ltd. (a)	341,552	202,149
Jaiprakash Power Ventures Ltd. (a)	3,060,044	600,713
Jammu & Kashmir Bank Ltd.	231,267	273,570
Jamna Auto Industries Ltd.	137,628	155,983
Jana Small Finance Bank Ltd. (a)	15,497	83,481
Jash Engineering Ltd.	14,013	74,138
Jayaswal NECO Industries Ltd. (a)	123,373	93,514
JBM Auto Ltd.	12,053	90,986
Jindal Saw Ltd.	45,600	104,164
Security Description	Shares	Value
Jindal Worldwide Ltd. (a)	301,361	$119,847
JK Lakshmi Cement Ltd.	42,610	411,469
JK Paper Ltd.	50,054	217,323
JK Tyre & Industries Ltd.	80,705	325,088
Johnson Controls-Hitachi Air Conditioning India Ltd.	6,198	120,932
JTEKT India Ltd.	62,836	115,476
JTL Industries Ltd.	92,890	71,287
Jubilant Ingrevia Ltd.	50,698	365,066
Jubilant Pharmova Ltd.	44,541	541,482
Juniper Hotels Ltd. (a)	23,824	75,573
Jupiter Life Line Hospitals Ltd.	13,258	227,102
Jupiter Wagons Ltd.	72,093	272,453
Just Dial Ltd. (a)	14,217	132,773
Jyothy Labs Ltd.	23,635	83,918
Jyoti Structures Ltd. (a)	88,255	14,870
Kalyani Steels Ltd.	19,698	168,996
Karnataka Bank Ltd.	108,010	209,369
Kaveri Seed Co. Ltd.	15,919	188,417
KCP Ltd.	67,111	146,983
KDDL Ltd.	5,232	157,345
Kennametal India Ltd.	1,843	43,377
Kernex Microsystems India Ltd. (a)	6,254	71,930
Keystone Realtors Ltd.	13,372	88,962
Kingfa Science & Technology India Ltd. (a)	2,547	130,355
Kiri Industries Ltd. (a)	44,796	279,809
Kirloskar Brothers Ltd.	19,327	420,045
Kirloskar Ferrous Industries Ltd.	47,160	283,474
Kirloskar Industries Ltd.	1,548	68,501
Kirloskar Oil Engines Ltd.	56,207	581,639
Kirloskar Pneumatic Co. Ltd.	28,713	389,162
Kitex Garments Ltd.	34,345	72,199
KNR Constructions Ltd.	93,235	208,262
Kolte-Patil Developers Ltd. (a)	31,901	155,825
Kovai Medical Center & Hospital Ltd.	1,378	95,184
KP Energy Ltd.	23,120	104,183
KPI Green Energy Ltd. (b)	60,156	297,058
KRBL Ltd.	49,045	190,267
KRN Heat Exchanger & Refrigeration Ltd. (a)	8,490	80,364
Krsnaa Diagnostics Ltd.	8,200	69,894
KSB Ltd.	36,072	333,790
LA Opala RG Ltd.	44,770	121,857
Latent View Analytics Ltd. (a)	33,662	154,853
Laxmi Organic Industries Ltd.	26,359	61,337
Le Travenues Technology Ltd. (a)	66,993	200,099
Lemon Tree Hotels Ltd. (a) (b)	341,080	638,876
LG Balakrishnan & Bros Ltd.	16,019	247,568
Lloyds Engineering Works Ltd. (e)	328,372	214,578
Lloyds Engineering Works Ltd. (e)	86,922	38,415
Lloyds Enterprises Ltd. (e)	227,403	159,817
Lloyds Enterprises Ltd. (a) (e)	45,480	21,129
LMW Ltd.	3,994	649,422
LT Foods Ltd.	127,559	582,708

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Lumax Auto Technologies Ltd.	29,959	$421,706
Lumax Industries Ltd.	1,653	94,037
Magellanic Cloud Ltd.	139,251	120,778
Mahanagar Gas Ltd.	7,839	114,342
Mahanagar Telephone Nigam Ltd. (a)	176,803	85,744
Maharashtra Seamless Ltd.	28,719	193,409
Mahindra Holidays & Resorts India Ltd. (a)	72,247	287,072
Mahindra Lifespace Developers Ltd.	74,322	295,777
Mahindra Logistics Ltd. (b)	21,839	84,661
Maithan Alloys Ltd.	6,140	76,013
Man Industries India Ltd. (a)	38,193	156,577
Man Infraconstruction Ltd.	154,412	254,708
Mangalam Cement Ltd.	9,491	79,807
Manorama Industries Ltd.	10,181	159,855
Marathon Nextgen Realty Ltd.	11,492	76,384
Marksans Pharma Ltd.	174,465	324,294
Marsons Ltd. (a)	36,745	75,051
MAS Financial Services Ltd. (b)	58,666	199,476
Mastek Ltd.	12,130	299,627
Max Estates Ltd. (a)	33,152	173,734
Mayur Uniquoters Ltd.	36,832	210,297
Medi Assist Healthcare Services Ltd. (a) (b)	29,015	170,403
Medplus Health Services Ltd. (a)	32,372	276,163
Metropolis Healthcare Ltd. (a) (b)	13,733	314,909
Minda Corp. Ltd.	47,817	306,676
Mishra Dhatu Nigam Ltd. (b)	62,257	264,486
MM Forgings Ltd.	14,342	49,783
MMTC Ltd. (a)	99,703	72,698
MOIL Ltd.	54,449	227,084
Mold-Tek Packaging Ltd.	14,902	122,454
Monarch Networth Capital Ltd.	41,679	147,655
Morepen Laboratories Ltd.	210,190	113,276
Moschip Technologies Ltd. (a)	66,552	180,875
MPS Ltd.	6,883	164,980
Mrs Bectors Food Specialities Ltd.	25,160	356,393
MSTC Ltd.	16,147	86,637
MTAR Technologies Ltd. (a)	13,673	285,106
Nalwa Sons Investments Ltd. (a)	1,265	108,287
Natco Pharma Ltd.	9,771	87,548
National Fertilizers Ltd.	145,766	151,087
Nava Ltd.	86,218	632,103
Navneet Education Ltd.	56,648	97,469
Nazara Technologies Ltd. (a)	122,892	352,390
NCC Ltd.	217,511	508,521
NELCO Ltd.	7,423	70,406
Neogen Chemicals Ltd.	10,949	185,034
NESCO Ltd.	19,255	284,091
Netweb Technologies India Ltd.	10,320	424,069
Network People Services Technologies Ltd.	3,267	71,162
Network18 Media & Investments Ltd. (a)	323,747	187,600
Neuland Laboratories Ltd.	5,140	845,487
Security Description	Shares	Value
Newgen Software Technologies Ltd.	43,253	$433,413
NIIT Learning Systems Ltd.	55,902	206,543
NIIT Ltd.	55,902	66,424
Nitin Spinners Ltd.	40,184	147,451
NMDC Steel Ltd. (a)	939,168	474,509
NOCIL Ltd.	76,994	151,007
Northern Arc Capital Ltd. (a)	27,484	84,103
NRB Bearings Ltd.	64,376	205,732
Nucleus Software Exports Ltd.	6,519	73,106
Nuvoco Vistas Corp. Ltd. (a)	88,090	416,298
Olectra Greentech Ltd.	27,907	488,089
Optiemus Infracom Ltd. (a)	15,326	107,347
Orient Cement Ltd.	68,452	169,086
Orient Electric Ltd.	61,460	135,700
Orient Green Power Co. Ltd. (a)	965,012	139,445
Orissa Minerals Development Co. Ltd. (a)	2,591	136,229
Paisalo Digital Ltd.	250,511	107,158
Paradeep Phosphates Ltd. (b)	246,076	543,265
Parag Milk Foods Ltd. Class F (a) (b)	75,579	221,037
Paras Defence & Space Technologies Ltd.	35,306	266,777
Patel Engineering Ltd. (a)	487,578	202,909
PC Jeweller Ltd. (a)	1,497,961	208,189
PCBL Chemical Ltd.	106,950	450,018
PDS Ltd.	34,128	122,288
Pearl Global Industries Ltd.	13,137	188,262
Pennar Industries Ltd. (a)	55,649	146,881
PG Electroplast Ltd.	85,689	484,764
Piccadily Agro Industries Ltd. (a)	13,758	102,439
Pilani Investment & Industries Corp. Ltd.	2,866	172,853
Pitti Engineering Ltd.	14,972	167,934
PNC Infratech Ltd.	80,832	267,653
Pokarna Ltd.	14,669	127,164
Polyplex Corp. Ltd.	13,425	156,932
Pondy Oxides & Chemicals Ltd.	5,736	73,918
Power Mech Projects Ltd.	7,768	236,753
Praj Industries Ltd.	82,597	306,941
Prakash Industries Ltd.	79,955	148,053
Precision Wires India Ltd.	47,965	99,129
Premier Explosives Ltd.	15,049	95,704
Pricol Ltd. (a)	46,017	277,277
Prime Focus Ltd. (a)	71,454	141,590
Prism Johnson Ltd. (a)	86,512	154,582
Privi Speciality Chemicals Ltd.	8,469	227,481
Procter & Gamble Health Ltd.	5,010	355,907
Protean eGov Technologies Ltd.	23,898	237,126
Prudent Corporate Advisory Services Ltd.	7,774	225,772
PSP Projects Ltd. (a)	8,976	76,033
PTC India Financial Services Ltd. (a)	344,337	135,968
PTC India Ltd.	171,008	320,719

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Punjab Chemicals & Crop Protection Ltd.	6,201	$94,675
Puravankara Ltd. (a)	63,940	189,576
PVR Inox Ltd. (a)	46,248	559,943
Quality Power Electrical Equipments Ltd.	7,052	84,929
Quess Corp. Ltd. (b)	37,193	106,650
R Systems International Ltd.	32,668	147,466
Railtel Corp. of India Ltd.	81,464	341,495
Rain Industries Ltd.	122,910	177,508
Rainbow Children's Medicare Ltd.	31,329	478,463
Rallis India Ltd.	60,689	208,371
Ramco Industries Ltd.	53,060	199,329
Ramkrishna Forgings Ltd.	32,604	198,183
Ramky Infrastructure Ltd. (a)	24,989	157,580
Rane Holdings Ltd.	4,085	74,441
Rashtriya Chemicals & Fertilizers Ltd. (a)	143,889	236,313
Rategain Travel Technologies Ltd. (a)	33,773	245,247
Ratnamani Metals & Tubes Ltd.	8,519	231,280
RattanIndia Enterprises Ltd. (a)	230,109	132,459
RattanIndia Power Ltd. (a)	1,827,595	230,948
Raymond Lifestyle Ltd. (a)	17,271	225,855
Raymond Ltd. (a)	21,036	135,934
Raymond Realty Ltd. (a)	22,932	148,121
RBL Bank Ltd. (b)	312,225	974,948
Redtape Ltd.	103,086	166,700
Refex Industries Ltd.	46,103	185,136
Relaxo Footwears Ltd.	14,952	75,098
Reliance Infrastructure Ltd. (a)	171,406	467,372
Reliance Power Ltd. (a)	1,690,512	844,601
Religare Enterprises Ltd. (a)	72,338	204,576
Repco Home Finance Ltd.	43,552	177,271
Responsive Industries Ltd.	78,834	163,406
Restaurant Brands Asia Ltd. (a)	243,325	210,936
Rhi Magnesita India Ltd.	43,880	217,896
RITES Ltd.	96,258	266,738
Rolex Rings Ltd. (a)	9,173	133,687
Rossari Biotech Ltd.	21,833	152,051
RPG Life Sciences Ltd.	3,645	91,719
RPSG Ventures Ltd. (a)	10,846	101,670
RR Kabel Ltd.	14,240	202,304
Safari Industries India Ltd.	16,572	408,436
Sagar Cements Ltd. (a)	24,590	68,559
Sai Silks Kalamandir Ltd.	43,887	74,790
Saksoft Ltd.	65,123	145,328
Salzer Electronics Ltd.	8,418	71,415
SAMHI Hotels Ltd. (a)	80,258	177,196
Sammaan Capital Ltd. (a)	480,496	870,522
Sandhar Technologies Ltd.	13,814	69,211
Sandur Manganese & Iron Ores Ltd.	141,765	269,595
Sangam India Ltd.	17,038	83,646
Sanghvi Movers Ltd.	29,880	121,369
Sanofi Consumer Healthcare India Ltd.	1,352	71,880
Security Description	Shares	Value
Sanofi India Ltd.	5,686	$297,784
Sansera Engineering Ltd. (b)	22,039	340,605
Sapphire Foods India Ltd. (a)	99,290	328,548
Saregama India Ltd.	48,366	255,561
Sasken Technologies Ltd.	7,711	119,614
Satin Creditcare Network Ltd. (a)	55,243	90,298
SBFC Finance Ltd. (a)	320,863	383,025
Senores Pharmaceuticals Ltd. (a)	9,381	72,701
Sequent Scientific Ltd. (a)	105,645	221,657
SG Mart Ltd. (a)	39,210	159,178
Shaily Engineering Plastics Ltd.	12,811	314,097
Shakti Pumps India Ltd.	34,647	318,808
Shanthi Gears Ltd.	10,557	61,745
Sharda Cropchem Ltd.	20,163	186,622
Sharda Motor Industries Ltd.	7,772	91,560
Share India Securities Ltd.	53,108	76,514
Sheela Foam Ltd. (a)	22,713	169,730
Shilchar Technologies Ltd.	2,235	110,810
Shilpa Medicare Ltd.	34,707	294,421
Shipping Corp. of India Land & Assets Ltd.	246,243	135,479
Shipping Corp. of India Ltd.	129,796	325,540
Shivalik Bimetal Controls Ltd.	20,533	115,628
Shoppers Stop Ltd. (a)	39,111	228,661
Shree Renuka Sugars Ltd. (a)	755,668	253,283
Shriram Properties Ltd. (a)	69,915	68,947
Sigachi Industries Ltd.	153,249	66,796
SignatureGlobal India Ltd. (a)	7,352	87,275
Sika Interplant Systems Ltd.	6,164	81,052
Sindhu Trade Links Ltd. (a)	271,668	86,437
SIS Ltd. (a)	22,507	88,544
Siyaram Silk Mills Ltd.	10,262	75,264
SJS Enterprises Ltd.	16,752	274,028
Skipper Ltd.	22,370	129,765
SKY Gold & Diamonds Ltd. (a)	24,806	73,547
SML ISUZU Ltd.	5,852	204,945
Sobha Ltd.	29,530	512,683
Solara Active Pharma Sciences Ltd. (a)	21,277	144,489
SOM Distilleries & Breweries Ltd. (a)	141,273	197,712
Somany Ceramics Ltd.	13,715	68,970
Sonata Software Ltd.	77,876	303,562
South Indian Bank Ltd.	705,873	230,153
Spandana Sphoorty Financial Ltd. (a)	24,245	68,424
SpiceJet Ltd. (a)	334,260	109,627
Star Cement Ltd.	80,297	229,979
Steel Strips Wheels Ltd.	40,987	103,972
Sterling & Wilson Renewable (a)	71,805	195,831
Sterlite Technologies Ltd. (a)	155,796	198,753
STL Networks Ltd. (a)	95,630	31,881
Stove Kraft Ltd.	7,540	57,551
Strides Pharma Science Ltd.	47,077	435,093
Stylam Industries Ltd. (a)	5,541	102,771

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Styrenix Performance Materials Ltd.	6,471	$171,336
Subros Ltd.	12,144	148,441
Sudarshan Chemical Industries Ltd.	31,991	480,718
Sula Vineyards Ltd.	32,780	96,130
Sun Pharma Advanced Research Co. Ltd. (a)	51,007	74,406
Sundaram-Clayton Ltd.	7,252	137,315
Sunflag Iron & Steel Co. Ltd.	42,404	125,294
Sunteck Realty Ltd.	37,589	175,755
Suprajit Engineering Ltd.	70,373	366,810
Supreme Petrochem Ltd.	23,550	220,716
Supriya Lifescience Ltd.	22,015	180,767
Surya Roshni Ltd.	78,625	253,527
Suryoday Small Finance Bank Ltd. (a)	53,878	81,907
Suven Life Sciences Ltd. (a)	58,419	134,361
Swan Corp. Ltd.	65,571	335,799
Swaraj Engines Ltd.	5,037	234,557
Symphony Ltd.	13,454	137,156
Syrma SGS Technology Ltd.	50,106	433,065
Talbros Automotive Components Ltd.	24,752	81,904
Tamilnad Mercantile Bank Ltd.	32,737	155,576
Tanfac Industries Ltd.	2,565	133,101
Tanla Platforms Ltd.	41,710	308,519
TARC Ltd. (a)	42,553	75,244
Tasty Bite Eatables Ltd.	702	70,090
Tata Teleservices Maharashtra Ltd. (a)	124,329	77,043
Tatva Chintan Pharma Chem Pvt Ltd.	15,299	174,358
Tbo Tek Ltd. (a)	9,206	158,129
TCI Express Ltd.	7,658	63,368
TCPL Packaging Ltd.	2,178	81,604
TD Power Systems Ltd.	84,802	564,320
TeamLease Services Ltd. (a)	7,328	146,958
Technocraft Industries India Ltd.	6,993	173,705
Tega Industries Ltd.	13,275	282,742
Tejas Networks Ltd. (b)	30,278	199,628
Texmaco Rail & Engineering Ltd.	137,427	212,822
Thanga Mayil Jewellery Ltd.	8,542	193,711
Thirumalai Chemicals Ltd. (a)	71,046	224,807
Thomas Cook India Ltd.	106,593	189,911
Thyrocare Technologies Ltd. (b)	7,467	97,605
Tilaknagar Industries Ltd.	70,541	356,365
Time Technoplast Ltd.	187,444	442,914
Timex Group India Ltd. (a)	21,052	84,254
Tips Music Ltd.	37,598	248,737
Titagarh Rail System Ltd.	56,881	559,176
Tourism Finance Corp. of India Ltd.	248,030	204,902
Transformers & Rectifiers India Ltd.	75,340	412,810
Transport Corp. of India Ltd.	18,777	249,821
Transrail Lighting Ltd.	8,716	70,964
Security Description	Shares	Value
Trident Ltd.	256,295	$81,315
Triveni Engineering & Industries Ltd.	78,769	295,865
Triveni Turbine Ltd.	92,005	537,748
TTK Prestige Ltd.	15,153	108,405
TVS Srichakra Ltd.	2,091	74,805
TVS Supply Chain Solutions Ltd. (a)	113,031	158,289
Uflex Ltd.	32,550	198,771
Ujjivan Small Finance Bank Ltd. (a) (b)	422,398	220,503
Unichem Laboratories Ltd. (a)	27,511	142,964
Universal Cables Ltd.	22,224	176,926
Usha Martin Ltd.	113,657	588,006
UTI Asset Management Co. Ltd.	52,891	776,846
V2 Retail Ltd. (a)	7,668	179,754
VA Tech Wabag Ltd.	28,149	454,943
Vadilal Industries Ltd.	2,018	122,152
Vaibhav Global Ltd.	54,633	138,624
Valor Estate Ltd. (a)	171,323	312,087
Vardhman Textiles Ltd.	69,986	325,421
Varroc Engineering Ltd. (b)	29,718	197,610
Vascon Engineers Ltd. (a)	128,460	99,482
Veedol Corporation Ltd.	6,923	138,056
Venky's India Ltd.	700	11,744
Ventive Hospitality Ltd. (a)	9,287	72,867
Venus Pipes & Tubes Ltd. (b)	9,575	140,602
Vesuvius India Ltd.	64,240	370,910
V-Guard Industries Ltd.	132,462	560,200
Vijaya Diagnostic Centre Ltd.	29,531	332,598
Vimta Labs Ltd.	8,505	67,675
Vindhya Telelinks Ltd.	9,906	154,500
VIP Industries Ltd. (a)	49,672	232,699
Vishnu Chemicals Ltd.	14,050	71,636
V-Mart Retail Ltd. (a)	21,444	171,429
Voltamp Transformers Ltd.	2,744	223,612
VRL Logistics Ltd.	45,458	139,975
VST Tillers Tractors Ltd.	3,212	182,688
Waaree Renewable Technologies Ltd.	17,553	207,272
Walchandnagar Industries Ltd. (a)	58,598	124,127
Websol Energy System Ltd. (a)	18,788	261,372
Welspun Enterprises Ltd.	53,505	300,974
Welspun Living Ltd.	68,894	88,999
West Coast Paper Mills Ltd.	19,131	100,623
Westlife Foodworld Ltd.	40,565	314,144
Wheels India Ltd.	19,185	195,310
Whirlpool of India Ltd.	40,019	536,899
Windsor Machines Ltd. (a)	22,555	74,558
Wonderla Holidays Ltd.	14,386	94,185
WPIL Ltd.	31,750	160,415
XPRO India Ltd.	11,932	151,991
Yatharth Hospital & Trauma Care Services Ltd. Class C (a)	27,031	225,652
Zaggle Prepaid Ocean Services Ltd. (a)	44,022	171,598

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Zee Entertainment Enterprises Ltd.	577,735	$731,175
Zen Technologies Ltd.	27,652	446,225
Zydus Wellness Ltd.	54,270	279,453
		140,105,014
INDONESIA — 2.1%
AKR Corporindo Tbk. PT	7,548,900	548,105
Astra Agro Lestari Tbk. PT	848,322	416,143
Astra Otoparts Tbk. PT	2,375,500	329,277
Bank BTPN Syariah Tbk. PT	2,924,324	236,894
Bank Danamon Indonesia Tbk. PT	2,283,088	326,058
Bank Jago Tbk. PT (a)	2,924,200	373,750
Bank OCBC Nisp Tbk. PT	6,297,500	512,038
Bank Pan Indonesia Tbk. PT	3,981,200	258,008
Bank Tabungan Negara Persero Tbk. PT	5,568,599	429,382
Bintang Oto Global Tbk. PT (a)	2,122,263	63,674
Blue Bird Tbk. PT	1,491,500	158,413
Bukit Asam Tbk. PT	2,273,200	320,553
Bumi Serpong Damai Tbk. PT (a)	8,237,200	523,938
Bumitama Agri Ltd.	619,300	542,824
Dharma Satya Nusantara Tbk. PT	4,114,000	407,327
Gudang Garam Tbk. PT	322,100	270,108
Harum Energy Tbk. PT (a)	4,093,770	277,585
Indika Energy Tbk. PT	1,903,800	265,035
Indo Tambangraya Megah Tbk. PT	383,100	525,857
Indocement Tunggal Prakarsa Tbk. PT	1,317,500	515,853
Inti Agri Resources Tbk. PT (a) (d)	258,200	—
ITSEC Asia Tbk. PT (a)	1,190,100	76,769
Japfa Comfeed Indonesia Tbk. PT	4,404,247	517,991
Jasa Marga Persero Tbk. PT	1,199,000	250,376
Matahari Department Store Tbk. PT	1,205,000	116,776
Medco Energi Internasional Tbk. PT	5,709,900	469,401
Medikaloka Hermina Tbk. PT	6,982,353	703,892
Mitra Adiperkasa Tbk. PT	6,797,800	458,897
Pabrik Kertas Tjiwi Kimia Tbk. PT	1,258,585	526,770
Pacific Strategic Financial Tbk. PT (a)	6,911,900	485,264
Pam Mineral Tbk. PT	1,266,000	79,766
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	3,385,223	275,246
Raharja Energi Cepu PT	665,500	244,596
Rimo International Lestari Tbk. PT (a) (d)	100,200	—
Rukun Raharja Tbk. PT	460,500	87,596
Saratoga Investama Sedaya Tbk. PT	2,209,900	233,389
Sawit Sumbermas Sarana Tbk. PT	2,928,600	289,082
Selamat Sempurna Tbk. PT	2,661,100	295,412
Semen Indonesia Persero Tbk. PT	2,859,500	487,307
Siloam International Hospitals Tbk. PT (a)	794,400	96,768
Solusi Sinergi Digital Tbk. PT	1,391,800	234,681
Security Description	Shares	Value
Sumber Tani Agung Resources Tbk. PT	5,046,600	$331,595
Surya Semesta Internusa Tbk. PT	2,525,200	273,506
TBS Energi Utama Tbk. PT	1,032,600	77,143
Timah Tbk. PT	3,506,212	337,682
Trada Alam Minera Tbk. PT (a) (d)	6,757,200	—
Transcoal Pacific Tbk. PT	544,900	190,462
Triputra Agro Persada PT	4,163,700	428,488
Ultrajaya Milk Industry & Trading Co. Tbk. PT	2,379,500	184,192
		15,053,869
KUWAIT — 1.6%
A'ayan Leasing & Investment Co. KSCP	204,522	129,186
Agility Public Warehousing Co. KSC	1,419,947	697,078
Al Mazaya Holding Co. KSCP (a)	435,959	108,722
Al Safat Investment Co.	131,581	117,994
Ali Alghanim Sons Automotive Co. KSCC	91,726	324,516
Alimtiaz Investment Group KSC (a)	483,470	93,355
Arabi Group Holding KSC (a)	287,929	362,797
Arzan Financial Group for Financing & Investment KPSC	406,921	475,440
Boubyan Petrochemicals Co. KSCP	249,836	512,673
Combined Group Contracting Co. SAK	51,074	150,773
Commercial Real Estate Co. KSC	1,110,046	752,019
Gulf Cables & Electrical Industries Group Co. KSCP	98,982	678,345
Heavy Engineering & Ship Building Co. KSCP Class B	84,238	237,096
Humansoft Holding Co. KSC	62,954	511,791
IFA Hotels & Resorts-KPSC (a)	32,682	117,123
Integrated Holding Co. KCSC	173,105	310,462
International Financial Advisors KSC (a)	552,688	783,223
Jazeera Airways Co. KSCP	57,558	259,958
Kuwait Business Town Real Estate Co. KSCP	240,801	83,538
Kuwait Cement Co. KSC	127,032	145,096
Kuwait International Bank KSCP	661,455	578,002
Kuwait Investment Co. SAK	111,215	77,892
Kuwait Projects Co. Holding KSCP (a)	478,475	131,853
Kuwait Real Estate Co. KSC (a)	418,409	531,313
Kuwait Telecommunications Co.	195,516	364,733
Mezzan Holding Co. KSCC	86,581	314,814
National Industries Group Holding SAK	1,400,677	1,283,553
National Investments Co. KSCP	437,362	387,907
National Real Estate Co. KPSC (a)	752,470	195,536
Noor Financial Investment Co. KSC	140,389	204,921
Oula Fuel Marketing Co.	85,671	94,489

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Rasiyat Holding Co. (a)	90,761	$113,470
Real Estate Trade Centers Co. KSC (a)	21,813	76,030
Salhia Real Estate Co. KSCP	307,128	396,035
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	323,860	164,288
United Real Estate Co. SAKP (a)	111,051	94,496
		11,860,517
MALAYSIA — 3.9%
Aeon Co. M Bhd.	369,000	113,984
AEON Credit Service M Bhd.	106,700	140,205
AFFIN Bank Bhd. (a)	666,242	368,859
Alliance Bank Malaysia Bhd.	799,364	830,039
Allianz Malaysia Bhd.	22,700	99,139
Alpha IVF Group Bhd.	1,396,700	111,178
Ancom Nylex Bhd.	749,943	163,941
Aumas Resources Bhd.	1,425,800	277,808
Aurelius Technologies Bhd.	428,100	108,843
Axis Real Estate Investment Trust	1,183,719	576,601
Bank Islam Malaysia Bhd.	809,018	440,217
Berjaya Corp. Bhd. (a)	2,151,359	138,022
Bumi Armada Bhd.	2,422,700	201,484
Bursa Malaysia Bhd.	478,447	912,898
Cahya Mata Sarawak Bhd.	456,700	136,733
Capital A Bhd. (a)	1,962,600	391,727
Capitaland Malaysia Trust REIT	1,046,613	152,945
Carlsberg Brewery Malaysia Bhd. Class B	109,500	428,269
Chin Hin Group Bhd. (a)	50,000	26,138
CTOS Digital Bhd.	1,500,900	333,454
D&O Green Technologies Bhd.	663,424	219,118
Dayang Enterprise Holdings Bhd.	535,900	203,740
DRB-Hicom Bhd.	503,000	137,448
Duopharma Biotech Bhd.	280,291	87,914
DXN Holdings Bhd.	572,300	68,673
Eastern & Oriental Bhd.	521,600	98,532
Eco World Development Group Bhd.	817,400	425,355
EG Industries Bhd. (a)	442,600	129,357
Ekovest Bhd. (a)	1,810,500	167,778
Farm Fresh Bhd.	533,700	287,870
Frontken Corp. Bhd.	726,015	715,923
Gas Malaysia Bhd.	302,900	310,205
Genting Plantations Bhd.	319,447	368,140
Greatech Technology Bhd. (a)	584,200	295,675
Hap Seng Plantations Holdings Bhd.	149,400	70,999
Hartalega Holdings Bhd.	1,250,500	347,650
Heineken Malaysia Bhd.	97,800	494,984
Hextar Global Bhd.	994,156	210,241
HextarTechnologies Solutions Bhd. (a)	634,300	182,370
Hibiscus Petroleum Bhd.	553,760	201,319
Inari Amertron Bhd.	2,627,000	1,292,121
ITMAX SYSTEM Bhd.	219,600	234,289
Security Description	Shares	Value
Jaya Tiasa Holdings Bhd.	377,000	$107,497
Johor Plantations Group Bhd.	408,200	136,762
Kelington Group Bhd.	408,942	532,494
Kerjaya Prospek Group Bhd.	204,500	115,163
KSL Holdings Bhd.	262,696	209,108
LBS Bina Group Bhd.	639,900	68,422
Leong Hup International Bhd.	1,107,800	164,518
Lotte Chemical Titan Holding Bhd. (a) (b)	639,800	88,175
Mah Sing Group Bhd.	1,210,900	319,377
Malakoff Corp. Bhd.	1,383,800	345,251
Malayan Cement Bhd.	189,200	316,045
Malayan Flour Mills Bhd.	862,319	119,866
Malaysia Smelting Corp. Bhd.	304,200	96,135
Malaysian Pacific Industries Bhd.	54,600	372,606
Malaysian Resources Corp. Bhd.	1,631,400	203,513
Matrix Concepts Holdings Bhd.	968,625	324,525
MBM Resources Bhd.	99,000	121,853
MBSB Bhd.	2,352,207	410,805
Mega First Corp. Bhd.	356,519	321,913
Mi Technovation Bhd.	239,100	135,785
MMAG Holdings Bhd. (a)	582,400	93,411
MNRB Holdings Bhd.	167,700	77,305
Nam Cheong Ltd. (a)	207,000	117,212
Nationgate Holdings Bhd.	525,000	152,192
NEXG Bhd. (a)	1,240,300	151,777
Nextgreen Global Bhd. (a)	358,200	67,240
Oriental Holdings Bhd.	50,400	82,154
Oriental Kopi Holdings Bhd. (a)	295,200	94,694
OSK Holdings Bhd.	879,150	286,191
Padini Holdings Bhd.	315,150	149,768
Pavilion Real Estate Investment Trust	900,600	389,472
Pekat Group Bhd.	229,000	97,401
Pentamaster Corp. Bhd. (a)	395,459	353,315
PIE Industrial Bhd.	175,079	130,212
Ranhill Utilities Bhd. (a)	263,200	121,328
RCE Capital Bhd.	286,200	76,166
Sam Engineering & Equipment M Bhd.	242,400	221,175
Scientex Bhd.	593,364	508,980
SKP Resources Bhd.	371,415	82,076
Solarvest Holdings Bhd. (a)	308,800	199,581
Southern Cable Group Bhd.	498,400	275,935
Southern Score Builders Bhd.	1,361,000	181,100
SP Setia Bhd. Group	1,940,209	474,852
Sports Toto Bhd.	382,272	129,892
Sunway Construction Group Bhd.	261,300	375,636
Sunway Real Estate Investment Trust	1,699,300	847,934
Supermax Corp. Bhd. (a)	1,477,791	158,015
Syarikat Takaful Malaysia Keluarga Bhd.	368,714	269,844
Ta Ann Holdings Bhd.	250,611	247,127
Tanco Holdings Bhd. (a)	1,657,400	354,440
TMK Chemical Bhd.	676,000	218,453

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Top Glove Corp. Bhd. (a)	3,288,400	$453,195
TSH Resources Bhd.	556,172	150,656
Uchi Technologies Bhd.	210,600	165,137
UEM Sunrise Bhd.	887,800	160,325
Unisem M Bhd.	352,882	236,457
UWC Bhd. (a)	365,727	319,799
ViTrox Corp. Bhd.	492,600	438,933
VS Industry Bhd.	1,905,926	267,197
VSTECS Bhd.	76,600	70,439
Wasco Bhd.	200,000	47,523
WCE Holdings Bhd. (a)	892,400	145,252
WCT Holdings Bhd. (a)	972,000	189,388
Yinson Holdings Bhd.	1,481,990	852,184
YTL Hospitality REIT	297,900	77,864
Zetrix Ai Bhd.	3,440,045	694,794
		28,266,019
MEXICO — 1.2%
Alpek SAB de CV (a)	184,735	100,165
Betterware de Mexico SAPI de CV	3,974	53,450
Bolsa Mexicana de Valores SAB de CV	397,356	829,500
Controladora Alpek SAB de CV (a) (c)	2,773,500	458,405
Controladora Vuela Cia de Aviacion SAB de CV ADR (a) (c)	74,900	537,782
FIBRA Macquarie Mexico REIT (b)	522,586	894,518
Fibra MTY SAPI de CV REIT	1,608,712	1,226,772
Genomma Lab Internacional SAB de CV Class B (c)	563,522	591,418
Grupo Herdez SAB de CV (c)	69,438	254,647
Grupo Nutrisa SAB de CV (a) (c)	69,438	18,143
Grupo Rotoplas SAB de CV (c)	84,014	62,738
Grupo Televisa SAB (c)	1,446,754	778,915
Grupo Traxion SAB de CV (a) (b) (c)	279,813	221,469
La Comer SAB de CV (c)	359,835	842,248
Megacable Holdings SAB de CV (c)	268,730	865,155
Nemak SAB de CV (a) (b)	1,376,670	318,401
Orbia Advance Corp. SAB de CV (c)	753,400	727,817
		8,781,543
MONACO — 0.1%
Costamare, Inc.	36,170	430,784
Safe Bulkers, Inc.	61,211	271,777
		702,561
PERU — 0.0% *
Auna SA Class A (a)	18,500	124,320
PHILIPPINES — 0.5%
Alliance Global Group, Inc.	2,338,683	305,395
Apex Mining Co., Inc.	1,131,500	204,137
Converge Information & Communications Technology Solutions, Inc.	1,750,000	376,460
D&L Industries, Inc.	2,178,252	188,258
Security Description	Shares	Value
DigiPlus Interactive Corp.	1,142,000	$495,455
First Gen Corp.	275,000	74,562
Manila Water Co., Inc.	819,600	539,359
Philcomsat Holdings Corp. (a) (d)	36,115	—
Philippine National Bank	77,210	70,311
Robinsons Land Corp.	1,396,572	358,022
Robinsons Retail Holdings, Inc.	251,700	152,880
Security Bank Corp.	310,039	380,357
Synergy Grid & Development Phils, Inc.	924,900	243,144
Wilcon Depot, Inc.	692,500	107,920
		3,496,260
POLAND — 0.8%
11 bit studios SA (a)	2,219	115,909
Auto Partner SA	54,870	279,504
Bioceltix SA (a)	2,870	80,218
Bloober Team SA (a)	10,720	73,577
Celon Pharma SA (a)	12,526	75,270
Comp SA (a)	1,008	81,966
Creotech Instruments SA (a)	992	101,036
Cyber Folks SA	1,610	84,409
Datawalk SA (a)	2,487	69,156
Diagnostyka SA	11,492	602,500
Dom Development SA	4,200	270,325
Eurocash SA (a)	89,064	205,852
Grupa Azoty SA (a)	20,945	105,711
Grupa Niewiadow - PGM SA (a)	17,911	77,315
Grupa Pracuj SA	4,435	80,684
Jastrzebska Spolka Weglowa SA (a)	31,627	198,244
Lubawa SA (a)	33,670	95,037
Lubelski Wegiel Bogdanka SA (a)	12,555	78,212
Mirbud SA	55,949	213,442
Mo-BRUK SA	3,266	250,272
Neuca SA	411	76,471
PKP Cargo SA (a)	23,626	105,761
PlayWay SA	2,517	195,998
Polimex-Mostostal SA (a)	47,145	90,707
Rainbow Tours SA	8,328	275,698
Ryvu Therapeutics SA (a)	9,606	73,610
Selvita SA (a)	8,199	86,333
Shoper SA	5,496	75,293
Synektik SA	3,919	272,224
TEN Square Games SA	7,852	184,837
Text SA	14,415	210,989
Torpol SA	5,939	81,198
Voxel SA	4,165	185,757
Warsaw Stock Exchange	25,465	403,610
Wirtualna Polska Holding SA	4,306	70,978
		5,528,103
QATAR — 0.5%
Al Khaleej Takaful Group QSC	160,915	107,483
Al Meera Consumer Goods Co. QSC	94,114	380,747
Baladna (a)	687,498	311,555

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Gulf International Services QSC	796,642	$689,212
Gulf Warehousing Co.	152,339	115,269
Lesha Bank LLC (a)	831,414	424,270
Mannai Corp. QSC	50,661	78,113
Medicare Group	276,369	534,369
Meeza QSTP LLC	118,412	107,973
Qatar National Cement Co. QSC	77,818	69,461
Qatari Investors Group QSC	562,332	233,211
Salam International Investment Ltd. QSC	1,154,128	238,687
United Development Co. QSC	1,279,507	351,065
		3,641,415
RUSSIA — 0.0%
M.Video PJSC (a) (d)	61,705	—
Mosenergo PJSC (a) (d)	8,150,848	—
OGK-2 PJSC (a) (d)	21,527,092	—
		—
SAUDI ARABIA — 4.4%
Abdullah Saad Mohammed Abo Moati Stationaries Co.	8,021	95,135
Al Babtain Power & Telecommunication Co.	27,004	416,199
Al Hammadi Holding	40,388	370,688
Al Hassan Ghazi Ibrahim Shaker Co.	15,987	115,527
Al Jouf Agricultural Development Co.	14,608	182,999
Al Jouf Cement Co. (a)	38,597	69,985
Al Khaleej Training & Education Co. (a)	25,485	176,822
Al Maather REIT Fund	47,345	113,622
Al Majed for Oud Co.	8,181	265,705
Al Masane Al Kobra Mining Co.	26,003	509,632
Al Moammar Information Systems Co.	11,676	429,031
Al Rajhi REIT	174,810	388,291
Al Taiseer Group TALCO Industrial Co.	7,648	86,714
Al Yamamah Steel Industries Co.	27,065	264,862
Alahli REIT Fund 1	62,744	111,260
Alandalus Property Co.	39,062	208,320
Alaseel Co.	275,549	277,739
Al-Dawaa Medical Services Co.	5,039	89,085
Al-Etihad Cooperative Insurance Co.	57,223	170,439
Alinma Retail REIT Fund	156,520	190,318
AlJazira Takaful Ta'awuni Co.	31,081	106,001
Alkhabeer REIT	66,610	102,308
AlKhorayef Water & Power Technologies Co.	11,838	442,244
Almawarid Manpower Co.	5,145	169,982
Almunajem Foods Co.	16,138	262,282
AlSaif Stores For Development & Investment Co. (a)	90,100	161,210
Alujain Corp.	23,234	221,919
AME Co. for Medical Supplies	2,519	80,604
Security Description	Shares	Value
Amlak International Finance Co. (a)	54,831	$185,684
Arabian Cement Co.	54,055	317,394
Arabian Contracting Services Co. (a)	4,613	123,868
Arabian Drilling Co.	5,681	119,370
Arabian Shield Cooperative Insurance Co. (a)	34,983	129,757
Armah Sports Co. (a)	3,895	82,673
ARTEX Industrial Investment Co. (a)	50,172	172,984
Ataa Educational Co.	18,500	323,363
Ayyan Investment Co. (a)	23,343	79,300
BAAN Holding Group Co. (a)	268,931	163,501
Basic Chemical Industries Ltd.	22,250	165,768
Batic Investments & Logistic Co. (a)	450,087	274,838
Bawan Co. (a)	25,236	397,698
BinDawood Holding Co.	60,846	91,670
Bonyan REIT	32,924	81,384
City Cement Co.	73,851	310,355
Derayah Financial Co.	56,877	480,775
Derayah REIT	61,676	92,262
East Pipes Integrated Co. for Industry	5,943	203,953
Eastern Province Cement Co.	34,090	245,435
Emaar Economic City (a)	58,418	216,525
Etihad Atheeb Telecommunication Co.	10,246	305,178
Fawaz Abdulaziz Al Hokair & Co. (a)	40,545	307,044
First Milling Co.	5,869	83,257
Fitaihi Holding Group (a)	179,786	160,121
GAS Arabian Services Co. Ltd.	18,970	86,954
Gulf Insurance Group	24,460	172,972
Gulf Union Cooperative Insurance Co. (a)	51,459	184,419
Halwani Brothers Co. (a)	12,697	137,323
Herfy Food Services Co. (a)	14,432	86,433
Jahez International Co. (a)	75,973	447,913
Knowledge Economic City Co. (a)	25,527	87,808
Ladun Investment Co.	120,205	85,581
L'Azurde Co. for Jewelry (a)	25,035	87,651
Lumi Rental Co. (a)	16,901	280,542
Maharah Human Resources Co.	183,935	233,953
Malath Cooperative Insurance Co. (a)	37,712	134,750
Mediterranean & Gulf Cooperative Insurance & Reinsurance Co. (a)	49,770	228,664
Methanol Chemicals Co. (a)	49,903	143,713
Miahona	34,526	228,780
Middle East Healthcare Co.	27,968	426,582
Middle East Paper Co. (a)	32,672	240,627
Middle East Pharmaceutical Co.	3,964	132,549
Middle East Specialized Cables Co.	21,419	176,140

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Modern Mills Co.	20,619	$180,448
Najran Cement Co. (a)	94,622	201,093
Nama Chemicals Co. (a)	27,727	200,067
Naqi Water Co. (a)	11,833	171,175
Naseej International Trading Co. (a)	3,247	78,876
National Agriculture Development Co. (a)	39,570	230,127
National Co. for Glass Industries	8,909	98,303
National Co. for Learning & Education	10,000	423,711
National Gas & Industrialization Co.	5,492	120,818
National Gypsum (a)	35,555	195,305
National Industrialization Co. (a)	164,522	491,785
Nayifat Finance Co.	44,288	158,602
Nice One Beauty Digital Marketing Co. (a)	29,086	191,957
Northern Region Cement Co.	46,564	102,187
Perfect Presentation For Commercial Services Co. (a)	114,261	338,195
Qassim Cement Co.	43,932	504,430
Rasan Information Technology Co. (a)	25,941	708,324
Retal Urban Development Co.	144,219	461,092
Riyad REIT Fund	148,418	212,919
Riyadh Cement Co.	29,796	226,755
Saudi Advanced Industries Co.	22,536	150,352
Saudi Arabia Refineries Co. (a)	6,373	104,682
Saudi Arabian Amiantit Co. (a)	30,350	174,888
Saudi Automotive Services Co. (a)	28,480	427,937
Saudi Azm For Communications & Information Technology Co. (a)	12,120	90,620
Saudi Cable Co. (a)	2,091	87,817
Saudi Cement Co.	31,958	346,321
Saudi Ceramic Co.	31,098	266,185
Saudi Chemical Co. Holding	103,634	200,348
Saudi Co. For Hardware CJSC (a)	11,060	87,119
Saudi Fisheries Co. (a)	4,473	113,250
Saudi Kayan Petrochemical Co. (a)	738,131	1,112,058
Saudi Manpower Solutions Co.	57,134	92,628
Saudi Marketing Co. (a)	44,845	205,559
Saudi Paper Manufacturing Co. (a)	12,777	195,222
Saudi Pharmaceutical Industries & Medical Appliances Corp. (a)	25,237	197,175
Saudi Public Transport Co. (a)	69,531	249,927
Saudi Real Estate Co. (a)	26,511	112,047
Saudi Reinsurance Co. (a)	39,826	522,914
Saudi Steel Pipe Co.	17,563	249,615
Savola Group (a)	109,791	726,046
Scientific & Medical Equipment House Co.	11,216	117,119
Sedco Capital REIT Fund	123,220	230,984
Seera Group Holding (a)	76,228	589,465
Shams (a)	1,031,970	258,667
SHL Finance Co. (a)	40,662	227,695
Security Description	Shares	Value
Sinad Holding Co. (a)	94,668	$272,377
Southern Province Cement Co.	30,672	222,626
Sumou Real Estate Co.	14,337	153,837
Sustained Infrastructure Holding Co.	35,949	316,334
Tabuk Cement Co.	32,301	87,079
Takween Advanced Industries Co. (a)	47,512	98,820
Tamkeen Human Resources Co.	5,172	79,576
Tanmiah Food Co.	5,564	122,476
Theeb Rent A Car Co.	17,952	312,348
Umm Al-Qura Cement Co. (a)	27,453	110,465
United Electronics Co.	25,021	598,137
United International Holding Co. (a)	5,198	221,770
United International Transportation Co.	25,851	509,755
United Wire Factories Co.	22,466	147,369
Walaa Cooperative Insurance Co. (a)	61,543	200,209
Wataniya Insurance Co. (a)	22,138	94,391
Yamama Cement Co.	69,600	589,063
Yanbu Cement Co.	56,066	257,142
Zahrat Al Waha For Trading Co.	20,923	147,402
Zamil Industrial Investment Co. (a)	22,270	198,935
		31,969,354
SINGAPORE — 0.1%
Geo Energy Resources Ltd.	537,000	197,855
Guan Chong Bhd.	691,623	150,371
Riverstone Holdings Ltd. (c)	468,800	260,000
		608,226
SOUTH AFRICA — 3.6%
Adcock Ingram Holdings Ltd. (c)	42,610	177,825
Advtech Ltd. (c)	387,807	707,617
AECI Ltd.	60,539	340,864
Afrimat Ltd.	81,714	180,218
Altron Ltd. Class A	79,345	83,932
Astral Foods Ltd.	21,535	256,223
Attacq Ltd. REIT	369,247	295,355
AVI Ltd.	206,377	1,183,296
Barloworld Ltd.	94,092	643,551
Blu Label Unlimited Group Ltd. (a)	130,729	90,853
Boxer Retail Ltd. (a) (c)	103,961	416,748
Burstone Group Ltd. REIT	299,347	141,410
Coronation Fund Managers Ltd.	192,464	496,541
Curro Holdings Ltd. (c)	346,982	241,344
DataTec Ltd.	142,007	494,360
Dis-Chem Pharmacies Ltd. (b) (c)	317,895	603,268
DRDGOLD Ltd. (c)	357,952	998,593
Equites Property Fund Ltd. REIT	473,723	440,979
Fairvest Ltd. Class B, REIT	1,133,027	361,859
Famous Brands Ltd.	51,972	161,165
Fortress Real Estate Investments Ltd. Class B (c)	676,248	904,277
Grindrod Ltd. (c)	419,322	365,304

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Hosken Consolidated Investments Ltd. (c)	42,670	$305,300
Hudaco Industries Ltd.	8,327	84,942
Hyprop Investments Ltd. REIT (c)	233,062	631,405
JSE Ltd.	56,285	415,894
Life Healthcare Group Holdings Ltd.	909,839	611,218
Motus Holdings Ltd. (c)	109,824	662,031
Nampak Ltd. (a)	4,717	125,238
Netcare Ltd.	848,966	698,758
Ninety One Ltd.	123,545	325,610
Oceana Group Ltd.	72,526	208,088
Omnia Holdings Ltd.	124,999	518,616
Pan African Resources PLC (c)	1,236,356	1,455,464
Pick n Pay Stores Ltd. (a) (c)	302,333	444,935
PPC Ltd.	835,950	261,651
Premier Group Ltd.	10,666	94,175
PSG Financial Services Ltd.	745,652	985,415
Raubex Group Ltd.	123,005	303,725
Redefine Properties Ltd. REIT	4,695,208	1,352,568
Renergen Ltd. (a)	94,329	83,161
Resilient REIT Ltd.	172,075	638,929
Reunert Ltd.	106,563	332,428
SA Corporate Real Estate Ltd. REIT	1,636,510	294,055
Sappi Ltd.	335,381	449,443
Southern Sun Ltd.	173,929	86,196
SPAR Group Ltd. (a)	117,968	674,200
Stor-Age Property REIT Ltd. (c)	237,617	213,480
Sun International Ltd.	108,806	254,474
Telkom SA SOC Ltd.	243,633	722,603
Thungela Resources Ltd.	97,582	494,966
Truworths International Ltd.	353,293	1,120,135
Tsogo Sun Ltd.	209,539	79,067
Vukile Property Fund Ltd. REIT	664,389	798,692
We Buy Cars Holdings Ltd.	191,459	614,578
Wilson Bayly Holmes-Ovcon Ltd.	28,188	245,568
		26,172,590
SOUTH KOREA — 0.0% *
Doosan Skoda Power AS	5,036	116,262
TAIWAN — 25.3%
91APP, Inc.	75,000	195,141
Aaeon Technology, Inc.	32,542	127,593
Abico Avy Co. Ltd. (c)	117,040	211,592
Ability Enterprise Co. Ltd. (c)	144,453	409,026
Ability Opto-Electronics Technology Co. Ltd. (c)	61,070	211,395
AblePrint Technology Co. Ltd.	6,483	227,601
AcBel Polytech, Inc. (c)	591,709	591,165
Ace Pillar Co. Ltd.	17,000	54,662
Acepodia, Inc. (a)	210,389	122,873
Acer E-Enabling Service Business, Inc.	15,000	119,841
ACES Electronic Co. Ltd. (c)	71,000	166,563
Acme Electronics Corp. (a)	74,221	67,578
Action Electronics Co. Ltd. (c)	146,000	63,712
Security Description	Shares	Value
Actron Technology Corp.	57,983	$259,685
ADATA Technology Co. Ltd.	182,961	942,479
Addcn Technology Co. Ltd.	22,549	133,912
Adlink Technology, Inc.	108,000	216,865
Advanced Ceramic X Corp.	37,642	157,469
Advanced Echem Materials Co. Ltd. (c)	47,157	1,377,050
Advanced International Multitech Co. Ltd.	39,805	78,361
Advanced Power Electronics Corp.	44,793	138,885
Advanced Wireless Semiconductor Co. (c)	89,426	337,423
Advancetek Enterprise Co. Ltd. (c)	178,042	246,518
AGV Products Corp.	248,000	85,846
AIC, Inc.	17,682	138,077
Alar Pharmaceuticals, Inc.	25,767	198,253
Alcor Micro Corp. (a) (c)	54,837	183,522
Alexander Marine Co. Ltd.	34,763	255,493
ALI Corp. (a)	79,565	73,618
All Ring Tech Co. Ltd.	49,555	624,356
Allied Circuit Co. Ltd.	25,613	129,418
Allied Supreme Corp.	33,000	322,659
Allis Electric Co. Ltd. (c)	147,049	494,538
Alltek Technology Corp.	150,000	154,046
Alltop Technology Co. Ltd.	30,607	252,564
Alpha Networks, Inc.	161,285	153,993
Altek Corp.	183,011	312,244
Amazing Microelectronic Corp.	49,664	118,465
Ambassador Hotel	97,000	137,012
AMPACS Corp.	26,412	27,341
Ampak Technology, Inc.	27,000	64,847
AMPOC Far-East Co. Ltd.	72,184	253,418
AmTRAN Technology Co. Ltd.	278,227	121,869
Andes Technology Corp. (a) (c)	25,089	252,717
Anpec Electronics Corp.	43,582	318,164
AP Memory Technology Corp.	83,324	930,895
Apac Opto Electronics, Inc. (c)	37,000	105,010
Apacer Technology, Inc.	69,000	164,135
APAQ Technology Co. Ltd.	25,000	159,951
Apex Biotechnology Corp.	65,000	77,310
Apex Dynamics, Inc. (c)	8,000	178,227
ARBOR Technology Corp. (c)	79,000	110,161
Arcadyan Technology Corp.	112,318	808,905
Ardentec Corp.	259,083	722,556
Argosy Research, Inc.	44,368	254,026
Arizon RFID Technology Cayman Co. Ltd.	24,000	110,243
Asia Optical Co., Inc. (c)	143,540	746,476
Asia Polymer Corp. (c)	353,020	136,098
ASIX Electronics Corp.	30,703	96,004
ASRock Rack, Inc.	10,642	181,219
ASROCK, Inc.	34,801	319,144
Aten International Co. Ltd.	38,000	78,673
Auden Techno Corp.	26,000	81,383
Aurotek Corp.	37,000	151,142
Avalue Technology, Inc.	31,000	111,375

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Avermedia Technologies	64,000	$87,565
Axiomtek Co. Ltd.	50,052	131,543
Azurewave Technologies, Inc. (c)	66,000	170,641
Bafang Yunji International Co. Ltd.	29,661	201,451
Bank of Kaohsiung Co. Ltd.	272,333	106,778
Baotek Industrial Materials Ltd. (c)	75,000	110,613
BenQ Materials Corp.	97,822	77,030
BES Engineering Corp. (a)	963,356	335,047
Billion Electric Co. Ltd. (a)	93,000	77,810
Bin Chuan Enterprise Co. Ltd. (a) (c)	84,000	170,602
Bionet Corp. (a)	31,000	80,760
Biostar Microtech International Corp. (a)	128,251	80,373
Bioteque Corp.	26,729	104,801
Bonny Worldwide Ltd.	14,000	79,467
Brave C&H Supply Co. Ltd.	14,000	36,243
Brighton-Best International Taiwan, Inc.	266,227	293,061
Brillian Network & Automation Integrated System Co. Ltd.	22,813	192,741
Brogent Technologies, Inc.	35,136	101,334
Browave Corp. (c)	46,337	342,077
C Sun Manufacturing Ltd.	64,322	404,149
Calin Technology Co. Ltd. (a)	55,000	68,213
Capital Securities Corp.	1,463,771	1,183,869
Career Technology MFG. Co. Ltd. (a)	184,196	91,560
Cashbox Partyworld Co. Ltd.	34,377	81,098
Castles Technology Co. Ltd.	56,700	142,317
Caswell, Inc.	45,166	121,518
Cathay Real Estate Development Co. Ltd.	459,332	352,660
CCP Contact Probes Co. Ltd. (a) (c)	107,060	156,666
Cenra, Inc.	43,000	47,334
Center Laboratories, Inc. (a) (c)	427,045	544,350
Central Reinsurance Co. Ltd.	235,178	185,577
Century Iron & Steel Industrial Co. Ltd.	116,000	666,054
Century Wind Power Co. Ltd.	39,818	375,605
CH Biotech R&D Co. Ltd.	33,000	122,351
Champion Microelectronic Corp.	47,000	105,325
Chang Wah Electromaterials, Inc.	239,190	312,741
Chang Wah Technology Co. Ltd. (c)	257,000	290,072
Channel Well Technology Co. Ltd. (c)	128,937	340,978
Chant Sincere Co. Ltd.	44,000	60,490
Charoen Pokphand Enterprise	127,542	587,954
CHC Healthcare Group (c)	65,000	102,689
Chen Full International Co. Ltd.	41,000	56,365
Cheng Fwa Industrial Co. Ltd.	118,000	86,725
Cheng Loong Corp.	798,128	458,273
Cheng Mei Materials Technology Corp. (a)	468,047	219,603
Security Description	Shares	Value
Cheng Uei Precision Industry Co. Ltd.	196,915	$305,923
Chenming Electronic Technology Corp. (c)	81,000	313,603
Chia Chang Co. Ltd.	56,000	66,697
Chia Hsin Cement Corp.	400,424	179,992
Chicony Power Technology Co. Ltd. (c)	101,000	330,724
Chief Telecom, Inc.	19,800	266,681
Chieftek Precision Co. Ltd.	53,267	138,944
China Bills Finance Corp.	592,394	315,848
China Electric Manufacturing Corp.	398,000	169,762
China General Plastics Corp.	111,557	41,727
China Glaze Co. Ltd.	137,000	87,204
China Man-Made Fiber Corp. (a)	1,245,828	265,696
China Metal Products	173,727	155,327
China Motor Corp.	156,000	325,533
China Petrochemical Development Corp. (a)	1,900,225	454,513
China Steel Chemical Corp. (c)	103,000	276,442
China Steel Structure Co. Ltd.	64,808	89,627
China Wire & Cable Co. Ltd.	116,000	151,860
Chinese Maritime Transport Ltd.	43,000	75,763
Ching Feng Home Fashions Co. Ltd.	17,232	11,506
Chin-Poon Industrial Co. Ltd.	188,000	215,277
Chip Hope Co. Ltd. (a)	46,000	63,164
Chipbond Technology Corp.	351,000	638,014
ChipMOS Technologies, Inc.	330,875	320,258
CHO Pharma, Inc. (a)	36,921	45,549
Chong Hong Construction Co. Ltd. (c)	132,275	331,143
Chun Yuan Steel Industry Co. Ltd.	258,000	173,958
Chung Hung Steel Corp. (a) (c)	601,000	312,548
Chung Hwa Pulp Corp. (a)	199,488	78,544
Chung Tai Resource Technology Corp.	38,816	145,824
Chunghwa Precision Test Tech Co. Ltd.	14,000	884,244
Cleanaway Co. Ltd. (c)	68,000	450,686
Clevo Co.	313,212	426,995
CMC Magnetics Corp.	803,267	237,201
CoAsia Electronics Corp.	65,000	90,213
Compucase Enterprise	39,000	124,762
Comtrend Corp.	2,625	3,002
Concord International Securities Co. Ltd.	305,694	144,432
Concord Securities Co. Ltd.	498,330	215,009
Continental Holdings Corp.	362,233	270,385
Contrel Technology Co. Ltd.	63,000	88,677
Coremax Corp.	40,000	91,213
Coretronic Corp. (c)	169,652	609,518
Co-Tech Development Corp.	149,511	1,138,085
Crowell Development Corp.	96,600	91,757
CSBC Corp. Taiwan (a)	535,705	425,358
CTCI Corp. (c)	445,481	462,612

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
CTI Traffic Industries Co. Ltd.	28,800	$95,439
Cub Elecparts, Inc.	40,149	157,419
CviLux Corp.	57,000	99,869
Cyberlink Corp.	56,000	181,534
CyberPower Systems, Inc. (c)	52,050	356,928
CyberTAN Technology, Inc. (a) (c)	217,000	169,097
DA CIN Construction Co. Ltd.	126,745	247,435
Dah San Electric Wire & Cable Co. Ltd.	51,450	81,789
Da-Li Development Co. Ltd. (c)	202,622	326,756
Darfon Electronics Corp.	138,000	167,078
Darwin Precisions Corp.	281,318	106,147
Daxin Materials Corp. (c)	30,000	386,344
Delpha Construction Co. Ltd. (c)	306,000	302,205
Depo Auto Parts Ind Co. Ltd. (c)	75,000	324,824
Desiccant Technology Corp.	14,000	70,740
Dimerco Data System Corp.	44,000	177,571
Dimerco Express Corp.	77,568	201,822
D-Link Corp.	395,390	226,378
D-Link India Ltd.	24,575	129,824
Dong Fang Offshore Co. Ltd.	38,689	319,891
Drewloong Precision, Inc.	11,448	61,601
Dyaco International, Inc.	80,846	59,418
Dynamic Holding Co. Ltd.	158,189	464,010
Dynapack International Technology Corp. (c)	88,000	1,076,974
E&R Engineering Corp. (a)	61,393	172,226
Eastech Holding Ltd.	33,000	123,975
Eastern Media International Corp.	147,000	106,592
eCloudvalley Digital Technology Co. Ltd. (c)	36,000	88,470
ECOVE Environment Corp.	29,000	270,703
Edom Technology Co. Ltd. (a)	133,000	175,643
Egis Technology, Inc. (a) (c)	46,000	192,434
EirGenix, Inc. (a)	149,977	345,934
Elan Microelectronics Corp. (c)	168,029	716,706
E-Lead Electronic Co. Ltd.	79,295	127,224
Elite Advanced Laser Corp. (c)	82,600	737,161
Elite Semiconductor Microelectronics Technology, Inc. (c)	170,674	408,793
Elitegroup Computer Systems Co. Ltd.	241,147	171,694
Ennoconn Corp.	72,311	698,720
Ennostar, Inc.	460,000	592,395
Episil Technologies, Inc. (a) (c)	138,501	269,477
Episil-Precision, Inc. (c)	119,347	226,336
Eris Technology Corp.	18,165	89,401
Eson Precision Ind Co. Ltd.	98,000	255,305
Eternal Materials Co. Ltd.	553,764	738,582
Etron Technology, Inc. (a)	248,356	279,093
Eurocharm Holdings Co. Ltd.	24,000	87,407
Ever Fortune AI Co. Ltd.	46,878	111,050
Ever Supreme Bio Technology Co. Ltd.	69,885	425,345
Evergreen International Storage & Transport Corp.	323,214	371,169
Security Description	Shares	Value
EVERGREEN Steel Corp.	141,445	$448,774
Everlight Chemical Industrial Corp.	302,385	191,483
Everlight Electronics Co. Ltd.	245,000	513,666
Excelsior Medical Co. Ltd.	73,464	206,812
Far Eastern Department Stores Ltd.	501,490	369,396
Faraday Technology Corp. (c)	211,000	1,097,300
Farglory F T Z Investment Holding Co. Ltd.	99,358	168,542
Farglory Land Development Co. Ltd. (c)	306,000	622,482
Favite, Inc.	20,000	52,956
Federal Corp. (a)	154,806	95,744
Feedback Technology Corp.	36,442	132,721
Feng Hsin Steel Co. Ltd.	325,270	696,900
FIC Global, Inc. (a)	81,000	109,362
Firich Enterprises Co. Ltd. (c)	125,516	103,368
First Copper Technology Co. Ltd.	76,756	106,529
First Hi-Tec Enterprise Co. Ltd. (c)	52,000	545,968
First Steamship Co. Ltd. (a)	178,000	33,582
FIT Holding Co. Ltd. (c)	110,533	127,477
Fitipower Integrated Technology, Inc.	50,948	285,849
FLEXium Interconnect, Inc. (a) (c)	191,011	390,445
Flytech Technology Co. Ltd.	71,000	244,603
FocalTech Systems Co. Ltd.	131,405	287,144
FOCI Fiber Optic Communications, Inc. (a)	57,598	669,942
Forcecon Tech Co. Ltd.	63,192	221,850
Foresee Pharmaceuticals Co. Ltd. (a)	77,339	208,585
Formosa Advanced Technologies Co. Ltd. (c)	63,000	65,629
Formosa International Hotels Corp.	41,562	271,371
Formosa Laboratories, Inc.	66,724	142,958
Formosa Oilseed Processing Co. Ltd.	29,909	29,146
Formosa Pharmaceuticals, Inc. (a)	67,666	67,937
Formosa Sumco Technology Corp.	31,000	103,238
Formosa Taffeta Co. Ltd.	656,000	327,161
Formosan Rubber Group, Inc.	187,449	146,992
Formosan Union Chemical Corp.	323,409	174,024
Foxsemicon Integrated Technology, Inc.	57,050	564,360
Franbo Lines Corp.	115,000	79,426
FSP Technology, Inc.	130,000	230,330
Fu Hua Innovation Co. Ltd.	194,725	127,461
Fukuta Electric & Machinery Co. Ltd.	26,187	75,610
Fulgent Sun International Holding Co. Ltd.	92,671	303,755
Fulltech Fiber Glass Corp. (a) (c)	279,080	602,515
Fusheng Precision Co. Ltd.	63,364	542,621
Fwusow Industry Co. Ltd.	157,082	69,836
G Shank Enterprise Co. Ltd.	101,590	349,989
G Tech Optoelectronics Corp. (a)	96,951	132,171

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Galaxy Software Services Corp.	17,000	$75,579
Gallant Micro Machining Co. Ltd.	4,000	92,132
Gallant Precision Machining Co. Ltd. (c)	73,375	260,007
Gamania Digital Entertainment Co. Ltd.	81,000	162,914
GEM Services, Inc.	56,000	150,482
Gemtek Technology Corp. (c)	224,234	184,667
General Interface Solution GIS Holding Ltd. (a)	129,416	266,237
Genesys Logic, Inc.	57,553	219,992
Genius Electronic Optical Co. Ltd.	60,972	856,225
GeoVision, Inc. (c)	53,190	92,844
GFC Ltd.	59,000	256,496
Giant Manufacturing Co. Ltd.	339,000	1,055,552
Giantplus Technology Co. Ltd. (a)	199,000	88,472
Gigasolar Materials Corp. (a)	35,000	88,195
Gigastorage Corp. (a)	202,446	136,833
Global Brands Manufacture Ltd.	187,207	737,084
Global Lighting Technologies, Inc.	31,000	46,788
Global Mixed Mode Technology, Inc.	37,860	290,055
Global PMX Co. Ltd. (c)	40,412	177,013
Globaltek Fabrication Co. Ltd.	40,000	70,740
Globe Union Industrial Corp.	191,124	64,277
Gloria Material Technology Corp.	350,909	412,184
GMI Technology, Inc. (c)	52,000	71,744
Golden Biotechnology Corp. (a)	10,305	3,888
Golden Long Teng Development Co. Ltd.	64,000	59,111
Goldsun Building Materials Co. Ltd. (c)	521,044	621,430
Gongwin Biopharm Holdings Co. Ltd. (a)	44,875	147,974
Good Will Instrument Co. Ltd.	59,000	108,793
Gorilla Technology Group, Inc. (a) (c)	17,000	313,820
Gourmet Master Co. Ltd.	71,000	172,387
Grade Upon Technology Corp.	7,000	197,290
Grand Fortune Securities Co. Ltd.	322,000	119,384
Grand Pacific Petrochemical (a) (c)	932,280	291,815
Grand Process Technology Corp. (c)	14,181	725,847
GrandTech CG Systems, Inc.	2,000	3,576
Grape King Bio Ltd. (c)	73,000	311,372
Great Giant Fibre Garment Co. Ltd.	21,179	177,546
Great Tree Pharmacy Co. Ltd.	55,198	233,629
Great Wall Enterprise Co. Ltd.	495,604	842,322
Greatek Electronics, Inc.	223,474	462,668
Green World FinTech Service Co. Ltd.	81,000	153,612
Group Up Industrial Co. Ltd.	29,000	241,207
GTM Holdings Corp.	63,000	63,459
Gudeng Precision Industrial Co. Ltd. (c)	46,739	528,302
Security Description	Shares	Value
GUS Technology Co. Ltd. (a)	129,757	$149,648
Handa Pharmaceuticals, Inc.	59,577	254,118
Hannstar Board Corp.	181,540	545,013
HannStar Display Corp. (a)	1,347,599	360,356
Harvatek Corp. (a)	93,969	64,284
HD Renewable Energy Co. Ltd.	57,540	237,878
Her Chee Industrial Co. Ltd.	49,000	278,135
Heran Co. Ltd. (a)	2,000	4,482
Himax Technologies, Inc. ADR (c)	72,077	636,440
Hitron Technology, Inc. (a)	53,000	40,257
Hiwin Mikrosystem Corp.	44,000	168,187
Hiyes International Co. Ltd.	35,370	100,152
Ho Tung Chemical Corp.	648,351	168,906
Hocheng Corp. (c)	174,000	109,613
Holdings-Key Electric Wire & Cable Co. Ltd.	92,000	139,760
Holiday Entertainment Co. Ltd.	49,000	105,788
Holtek Semiconductor, Inc. (a)	106,648	146,441
Holy Stone Enterprise Co. Ltd.	122,150	388,757
Hong Pu Real Estate Development Co. Ltd.	174,000	157,569
Hong TAI Electric Industrial	127,559	160,506
Horizon Fixture Group Co. Ltd.	18,000	103,353
Horng Terng Automation Co. Ltd.	6,000	102,172
Hota Industrial Manufacturing Co. Ltd.	133,106	276,012
Hotai Finance Co. Ltd.	88,000	199,226
Hsin Kuang Steel Co. Ltd.	190,000	263,075
Hsin-Li Chemical Industrial Corp.	82,000	202,054
HTC Corp. (a) (c)	437,515	855,564
Hu Lane Associate, Inc.	52,227	218,484
HUA ENG Wire & Cable Co. Ltd. (c)	232,429	244,036
Hua Yu Lien Development Co. Ltd. (c)	33,837	80,379
Huaku Development Co. Ltd. (c)	153,820	484,000
Huang Hsiang Construction Corp.	61,042	85,821
Hung Ching Development & Construction Co. Ltd.	98,000	81,672
Hung Sheng Construction Ltd.	164,000	115,959
Hwang Chang General Contractor Co. Ltd. (c)	160,811	390,446
Ibase Technology, Inc. (c)	93,817	151,909
IBF Financial Holdings Co. Ltd.	1,853,589	936,586
IC Plus Corp. (a)	44,000	78,968
ICARES Medicus, Inc.	25,300	76,121
ICatch Technology, Inc. (a)	53,000	95,643
Ichia Technologies, Inc.	169,709	289,549
I-Chiun Precision Industry Co. Ltd.	122,717	326,139
IEI Integration Corp.	59,000	128,539
In Win Development, Inc.	33,000	90,193
Infortrend Technology, Inc. (c)	109,000	79,753
Ingentec Corp.	28,780	188,385
Innodisk Corp.	53,442	577,766
Inpaq Technology Co. Ltd. (c)	63,652	155,172
Insyde Software Corp.	22,400	196,968

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Integrated Service Technology, Inc.	48,083	$189,316
International CSRC Investment Holdings Co. (a)	606,767	215,010
Iron Force Industrial Co. Ltd. (c)	62,226	215,396
I-Sheng Electric Wire & Cable Co. Ltd.	38,000	59,535
ITE Technology, Inc.	87,992	385,423
ITEQ Corp. (c)	148,640	516,958
ITH Corp.	146,000	203,110
Jarllytec Co. Ltd. (c)	30,750	104,928
Jean Co. Ltd.	123,930	104,502
Jiin Yeeh Ding Enterprise Co. Ltd.	59,848	137,259
Jiu Han System Technology Co. Ltd.	22,000	98,530
Johnson Health Tech Co. Ltd.	64,121	366,069
Jong Shyn Shipbuilding Co. Ltd.	573	1,792
JPC connectivity, Inc.	53,000	280,842
JPP Holding Co. Ltd.	26,452	248,655
JSL Construction & Development Co. Ltd. (c)	315,000	587,046
K Laser Technology, Inc.	124,885	66,585
Kaimei Electronic Corp.	46,000	121,196
Kaori Heat Treatment Co. Ltd.	53,000	574,726
Kedge Construction Co. Ltd.	14,055	40,443
KEE TAI Properties Co. Ltd.	380,792	132,436
Kenda Rubber Industrial Co. Ltd.	487,180	324,488
Kenmec Mechanical Engineering Co. Ltd.	128,498	308,618
Kerry TJ Logistics Co. Ltd.	94,000	105,942
Keystone Microtech Corp.	12,586	159,607
Kindom Development Co. Ltd. (c)	206,059	243,393
King Polytechnic Engineering Co. Ltd. (c)	65,000	103,862
Kinik Co.	74,869	824,153
Kinko Optical Co. Ltd. (a) (c)	139,338	172,584
Kinpo Electronics	764,371	487,795
Kinsus Interconnect Technology Corp.	169,000	596,086
KMC Kuei Meng International, Inc.	16,000	45,305
KS Terminals, Inc.	79,712	136,785
Kung Long Batteries Industrial Co. Ltd.	45,000	190,465
Kung Sing Engineering Corp. (a)	312,724	123,641
Kuo Toong International Co. Ltd.	160,917	268,741
Kuo Yang Construction Co. Ltd. (a)	246,662	153,769
Kwong Lung Enterprise Co. Ltd.	27,000	44,250
KYE Systems Corp. (c)	87,000	119,604
LandMark Optoelectronics Corp.	52,398	782,239
Lanner Electronics, Inc. (c)	77,360	203,058
Laser Tek Taiwan Co. Ltd. (c)	54,000	107,369
Laster Tech Co. Ltd.	56,250	41,341
Leadtek Research, Inc. (a)	40,000	71,658
Leadtrend Technology Corp.	27,883	48,304
Lealea Enterprise Co. Ltd. (a)	689,600	147,523
Lelon Electronics Corp. (c)	73,818	210,715
Li Peng Enterprise Co. Ltd. (a)	639,985	120,740
Security Description	Shares	Value
Lian HWA Food Corp. (c)	103,022	$434,357
Lin BioScience, Inc. (a)	55,370	291,584
LINE Pay Taiwan Ltd.	10,000	198,832
Lingsen Precision Industries Ltd.	203,694	126,983
Lintes Technology Co. Ltd.	39,646	121,105
Lion Travel Service Co. Ltd.	41,859	217,687
Liton Technology Corp.	52,551	69,486
Long Da Construction & Development Corp.	119,846	115,214
Longchen Paper & Packaging Co. Ltd. (a)	265,972	87,267
Longwell Co. (c)	106,000	426,045
Lotus Pharmaceutical Co. Ltd.	128,000	1,089,835
Lumax International Corp. Ltd.	60,689	205,098
Lumosa Therapeutics Co. Ltd. (a)	70,397	666,367
Lung Yen Life Service Corp. (a)	95,000	173,305
LuxNet Corp. (c)	68,109	482,694
M3 Technology, Inc.	12,000	34,215
M31 Technology Corp. (c)	17,553	262,045
Macauto Industrial Co. Ltd.	43,114	82,188
Machvision, Inc.	26,915	462,742
Macronix International Co. Ltd. (a) (c)	1,098,000	902,451
Marketech International Corp. (c)	55,750	447,237
Materials Analysis Technology, Inc.	32,025	214,355
Mayer Steel Pipe Corp.	93,955	75,527
Mechema Chemicals International Corp.	31,000	74,759
Medeon Biodesign, Inc. (a)	26,000	78,312
Medigen Biotechnology Corp. (a)	78,000	74,217
Medigen Vaccine Biologics Corp. (a)	112,000	142,398
Mega Union Technology, Inc.	32,535	562,568
Mercuries & Associates Holding Ltd.	640,693	254,360
Mercuries Life Insurance Co. Ltd. (a)	2,781,323	533,852
Merry Electronics Co. Ltd. (c)	113,385	377,603
METAAGE Corp. (c)	60,000	101,778
Microbio Co. Ltd. (a)	311,961	236,443
Mildef Crete, Inc.	33,000	123,433
MIN AIK Technology Co. Ltd. (c)	116,736	98,818
Mirle Automation Corp. (c)	113,718	252,226
Mitac Holdings Corp. (c)	53,654	154,389
MOSA Industrial Corp. (a) (c)	120,214	75,730
Mosel Vitelic, Inc. (c)	59,289	62,250
Motech Industries, Inc.	119,400	68,362
MSSCORPS Co. Ltd.	25,000	136,164
Mycenax Biotech, Inc. (a)	184,106	229,242
Myson Century, Inc. (a)	29,000	131,308
Nak Sealing Technologies Corp.	43,102	156,976
Namchow Holdings Co. Ltd.	62,215	80,938
Nan Juen International Co. Ltd.	22,000	172,157
Nan Kang Rubber Tire Co. Ltd.	295,888	369,399
Nan Pao Resins Chemical Co. Ltd.	38,000	489,993
Nantex Industry Co. Ltd.	206,504	159,563
Netronix, Inc. (c)	47,228	223,914

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Newmax Technology Co. Ltd. (a)	57,000	$62,184
Nexcom International Co. Ltd.	79,000	220,841
Nichidenbo Corp.	113,000	279,552
North-Star International Co. Ltd. (c)	142,867	181,877
Nova Technology Corp.	21,000	122,646
Nuvoton Technology Corp. (c)	91,810	189,777
O-Bank Co. Ltd. (c)	1,019,970	302,531
Ocean Plastics Co. Ltd.	106,000	125,727
Oneness Biotech Co. Ltd. (a)	232,000	522,186
Optimax Technology Corp.	89,656	65,599
Orient Semiconductor Electronics Ltd.	264,704	407,765
Oriental Union Chemical Corp. (a)	369,500	149,119
Pacific Construction Co.	263,000	83,099
Pacific Hospital Supply Co. Ltd.	42,000	122,370
Paiho Shih Holdings Corp.	96,000	79,375
Pan German Universal Motors Ltd.	16,000	158,016
Pan Jit International, Inc.	210,000	487,827
Pan-International Industrial Corp. (c)	297,539	530,099
Panion & BF Biotech, Inc. (c)	53,785	124,942
PCL Technologies, Inc.	48,795	194,520
P-Duke Technology Co. Ltd.	42,000	137,667
Pegavision Corp. (c)	26,271	275,398
Pell Bio-Med Technology Co. Ltd. (a)	21,000	282,154
PharmaEngine, Inc.	59,000	129,700
Pharmally International Holding Co. Ltd. (a) (d)	38,461	—
Pharmosa Biopharm, Inc. (a)	48,424	74,436
Phihong Technology Co. Ltd. (a) (c)	221,847	176,150
Phoenix Silicon International Corp.	84,082	496,580
Phoenix Tours International, Inc.	35,805	62,616
Pixart Imaging, Inc. (c)	85,060	676,785
Planet Technology Corp.	16,000	74,808
PlayNitride, Inc. (a)	38,645	194,632
Polaris Group (a)	179,487	217,012
Polytronics Technology Corp.	39,000	64,364
Posiflex Technology, Inc.	31,000	232,922
Power Wind Health Industry, Inc.	53,000	285,189
Poya International Co. Ltd.	39,523	608,186
President Securities Corp.	661,764	506,995
Primax Electronics Ltd.	283,000	729,831
Prince Housing & Development Corp.	947,996	284,293
Progate Group Corp.	24,016	123,319
Promate Electronic Co. Ltd.	154,798	249,125
Prosperity Dielectrics Co. Ltd.	63,000	109,141
Qisda Corp.	1,455,000	1,439,341
QNAP Systems, Inc.	3,612	90,661
Qualipoly Chemical Corp. (c)	46,000	290,537
Quang Viet Enterprise Co. Ltd.	25,753	59,232
Quanta Storage, Inc.	130,000	488,385
Radium Life Tech Co. Ltd.	459,722	167,429
Raydium Semiconductor Corp. (c)	37,349	340,673
Security Description	Shares	Value
RDC Semiconductor Co. Ltd. (a)	40,199	$205,756
Rechi Precision Co. Ltd.	152,000	122,186
Rexon Industrial Corp. Ltd.	105,000	98,530
Rich Development Co. Ltd.	494,710	134,236
RichWave Technology Corp.	51,857	252,666
Ritek Corp. (a)	479,693	162,112
Ruentex Engineering & Construction Co. (c)	66,403	335,523
Run Long Construction Co. Ltd. (c)	327,430	308,329
Sampo Corp.	100,221	82,043
San Fang Chemical Industry Co. Ltd.	171,000	169,160
San Fu Chemical Co. Ltd. (c)	44,000	178,293
Sanyang Motor Co. Ltd.	356,945	728,459
Savior Lifetec Corp.	152,500	89,314
SCI Pharmtech, Inc.	43,157	84,960
Scientech Corp. (c)	37,639	487,808
ScinoPharm Taiwan Ltd.	169,000	105,077
SciVision Biotech, Inc.	44,000	146,532
SDI Corp. (c)	89,570	236,577
Sea Sonic Electronics Co. Ltd.	29,592	61,654
SEETEL NEW ENERGY Co. Ltd. (a)	16,000	112,081
Senao Networks, Inc.	33,522	173,780
Senhwa Biosciences, Inc. (a)	97,000	130,647
Sensortek Technology Corp.	15,000	110,490
Sercomm Corp.	176,000	583,240
Sesoda Corp. (c)	128,914	129,642
ShenMao Technology, Inc. (c)	60,853	213,638
Shih Her Technologies, Inc. (c)	33,000	171,074
Shih Wei Navigation Co. Ltd. (a)	19,605	11,096
Shihlin Paper Corp. (a)	129,558	224,446
Shin Ruenn Development Co. Ltd.	55,370	115,362
Shin Zu Shing Co. Ltd.	106,962	912,465
Shinfox Energy Co. Ltd. (c)	75,955	140,307
Shining Building Business Co. Ltd. (a)	281,127	84,399
Shinkong Insurance Co. Ltd.	174,841	691,264
Shinkong Synthetic Fibers Corp.	969,796	450,247
Shinkong Textile Co. Ltd.	274,000	507,940
Shiny Brands Group Co. Ltd.	1,370	5,282
Shiny Chemical Industrial Co. Ltd.	106,520	471,822
ShunSin Technology Holding Ltd.	28,000	142,857
Shuttle, Inc. (c)	189,000	118,133
Sigurd Microelectronics Corp.	274,144	818,528
Silicon Integrated Systems Corp. (c)	252,662	475,016
Sincere Navigation Corp.	158,709	120,289
Singatron Enterprise Co. Ltd.	98,000	89,228
Sinmag Equipment Corp.	21,271	95,963
Sinon Corp.	224,662	326,179
Sinphar Pharmaceutical Co. Ltd.	159,714	160,091
Sinyi Realty, Inc.	158,828	125,330
Sitronix Technology Corp.	65,000	462,793
Siward Crystal Technology Co. Ltd.	68,000	49,196
Skytech, Inc./TW	15,000	125,500

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Softstar Entertainment, Inc. (a)	114,567	$189,078
Soft-World International Corp.	60,848	217,614
Solar Applied Materials Technology Corp.	327,736	669,924
Solomon Technology Corp. (c)	74,000	344,773
Solteam, Inc.	24,530	40,041
Sonix Technology Co. Ltd.	84,123	105,299
Southeast Cement Co. Ltd.	88,000	47,641
Speed Tech Corp.	82,000	122,147
Spirox Corp.	49,000	88,424
Sporton International, Inc. (c)	54,169	318,139
Sports Gear Co. Ltd. (c)	42,000	140,560
St. Shine Optical Co. Ltd.	17,000	77,531
Standard Chemical & Pharmaceutical Co. Ltd.	61,000	113,482
Standard Foods Corp.	236,000	233,847
Stark Technology, Inc.	74,000	432,181
S-Tech Corp. (c)	113,898	98,658
STL Technology Co. Ltd.	56,000	290,308
Sun Yad Construction Co. Ltd. (a) (c)	235,876	118,023
Sunfun Info Co. Ltd.	101,000	110,020
SunMax Biotechnology Co. Ltd.	23,000	316,950
Sunonwealth Electric Machine Industry Co. Ltd.	143,000	593,526
Sunplus Innovation Technology, Inc.	19,507	79,684
Sunplus Technology Co. Ltd. (a)	309,747	236,289
Sunrex Technology Corp.	59,000	79,853
Superalloy Industrial Co. Ltd.	115,000	182,246
Supreme Electronics Co. Ltd.	258,398	377,279
Swancor Holding Co. Ltd.	53,000	230,412
Sweeten Real Estate Development Co. Ltd.	6,070	5,656
Symtek Automation Asia Co. Ltd.	38,655	224,488
Syncmold Enterprise Corp.	60,932	139,545
SyneuRx International Taiwan Corp. (a) (d)	58,218	16,427
Synmosa Biopharma Corp. (c)	286,156	321,571
Syntec Technology Co. Ltd.	16,148	460,948
Syscom Computer Engineering Co. (c)	67,000	136,955
Sysgration (c)	116,760	255,908
Systex Corp.	163,000	647,122
T3EX Global Holdings Corp.	66,518	152,774
Ta Liang Technology Co. Ltd.	42,000	245,981
Ta Ya Electric Wire & Cable (c)	460,229	607,035
TA-I Technology Co. Ltd.	40,000	68,902
Tai Tung Communication Co. Ltd.	102,000	74,464
TaiDoc Technology Corp.	24,000	96,069
Taiflex Scientific Co. Ltd. (c)	140,501	282,588
TaiMed Biologics, Inc. (a)	181,737	451,391
Taimide Tech, Inc.	67,000	151,463
Tainan Enterprises Co. Ltd.	83,000	69,988
Tainan Spinning Co. Ltd.	956,105	421,931
TaiSol Electronics Co. Ltd. (c)	32,000	61,316
Taisun Enterprise Co. Ltd.	256,549	161,195
Security Description	Shares	Value
Taita Chemical Co. Ltd. (c)	264,243	$93,202
TAI-TECH Advanced Electronics Co. Ltd.	40,474	172,637
Taiwan Cogeneration Corp.	333,669	521,666
Taiwan FamilyMart Co. Ltd.	37,000	233,693
Taiwan Fertilizer Co. Ltd.	446,000	719,968
Taiwan Fire & Marine Insurance Co. Ltd.	159,000	195,633
Taiwan FU Hsing Industrial Co. Ltd.	90,000	132,292
Taiwan Hon Chuan Enterprise Co. Ltd.	175,514	734,236
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	52,629	58,970
Taiwan Mask Corp. (a) (c)	99,778	131,769
Taiwan Microloops Corp.	25,239	146,575
Taiwan Navigation Co. Ltd.	58,000	52,143
Taiwan Paiho Ltd.	135,000	239,632
Taiwan PCB Techvest Co. Ltd.	142,000	162,370
Taiwan Puritic Corp.	21,791	338,541
Taiwan Sakura Corp.	107,283	301,313
Taiwan Secom Co. Ltd.	200,000	731,675
Taiwan Semiconductor Co. Ltd.	138,000	249,032
Taiwan Shin Kong Security Co. Ltd.	148,470	198,996
Taiwan Speciality Chemicals Corp.	64,442	664,972
Taiwan Surface Mounting Technology Corp.	172,308	590,793
Taiwan TEA Corp. (a) (c)	414,616	191,133
Taiwan-Asia Semiconductor Corp. (a) (c)	251,900	226,874
Taiyen Biotech Co. Ltd.	42,979	45,548
Tanvex BioPharma, Inc. (a)	48,000	81,423
TBI Motion Technology Co. Ltd. (a)	53,000	71,384
TCI Co. Ltd.	54,672	210,774
Team Group, Inc. (c)	44,000	127,764
Tehmag Foods Corp. (c)	11,000	108,094
Test Research, Inc. (c)	99,000	579,812
Thinking Electronic Industrial Co. Ltd.	48,573	272,524
Thunder Tiger Corp. (a)	96,104	466,677
Thye Ming Industrial Co. Ltd.	78,974	146,402
Tigerair Taiwan Co. Ltd. (c)	57,146	144,374
Ton Yi Industrial Corp.	562,000	330,068
Tong Hsing Electronic Industries Ltd. (c)	122,084	464,655
Tong Yang Industry Co. Ltd. (c)	288,872	885,250
Tong-Tai Machine & Tool Co. Ltd. (a) (c)	60,000	70,379
Top Union Electronics Corp.	13,127	12,900
Topco Scientific Co. Ltd.	113,837	1,172,807
Topkey Corp.	36,033	228,177
Topoint Technology Co. Ltd. (c)	80,000	265,109
TPK Holding Co. Ltd.	216,000	279,585
Transcend Information, Inc.	150,484	543,121
TrueLight Corp. (a)	84,000	93,983
TSC Auto ID Technology Co. Ltd.	15,732	97,041

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
TSEC Corp. (a) (c)	237,701	$117,766
TSRC Corp.	319,028	169,573
Ttet Union Corp.	13,584	65,741
TTFB Co. Ltd.	16,956	104,869
TTY Biopharm Co. Ltd.	121,436	311,977
Tul Corp. (a)	30,000	81,501
Tung Ho Steel Enterprise Corp. (c)	313,392	624,152
Tung Thih Electronic Co. Ltd.	2,044	4,500
TURVO International Co. Ltd. (c)	28,245	186,737
Twoway Communications, Inc.	23,334	68,292
TXC Corp.	192,080	572,875
TYC Brother Industrial Co. Ltd.	120,000	165,562
Tyntek Corp. (c)	253,667	149,813
UDE Corp. (c)	55,000	175,586
Ultra Chip, Inc.	60,000	92,132
U-Ming Marine Transport Corp. (c)	270,000	505,840
Union Bank of Taiwan	129,706	76,390
Uniplus Electronics Co. Ltd. (a) (c)	115,903	88,036
Unitech Computer Co. Ltd.	67,000	95,297
Unitech Printed Circuit Board Corp.	401,620	351,836
United Alloy-Tech Co.	103,000	180,465
United Orthopedic Corp.	60,000	242,142
United Renewable Energy Co. Ltd. (a)	751,952	169,743
Unity Opto Technology Co. Ltd. (a) (d)	771,307	—
Universal Cement Corp.	264,392	265,884
Universal Microwave Technology, Inc.	31,963	469,304
Universal Vision Biotechnology Co. Ltd.	31,472	164,186
UPC Technology Corp.	659,632	226,168
UPI Semiconductor Corp. (c)	41,069	284,322
Userjoy Technology Co. Ltd.	26,461	71,800
USI Corp.	643,590	213,277
Utechzone Co. Ltd.	40,244	123,724
Vactronics Technologies, Inc.	60,000	105,125
Ventec International Group Co. Ltd.	32,000	100,374
Via Technologies, Inc. (c)	152,000	277,289
Viking Tech Corp.	62,313	80,350
Visco Vision, Inc.	24,000	161,034
Visual Photonics Epitaxy Co. Ltd. (c)	111,371	588,317
Vivotek, Inc.	6,000	18,033
Vizionfocus, Inc.	17,000	99,843
Wafer Works Corp. (a)	357,047	356,719
Waffer Technology Corp.	88,152	185,108
Wah Lee Industrial Corp. (c)	128,620	402,597
Walsin Technology Corp.	212,000	726,885
Walton Advanced Engineering, Inc. (c)	201,184	118,817
Wave Power Technology, Inc.	14,000	123,565
We & Win Development Co. Ltd. (a)	183,000	66,348
Security Description	Shares	Value
We&Win Diversification Co. Ltd. (c)	87,000	$68,508
Wei Chuan Foods Corp.	226,899	114,648
Weikeng Industrial Co. Ltd. (c)	220,998	203,755
Weltrend Semiconductor	105,619	181,588
Wholetech System Hitech Ltd.	33,000	144,547
Win Semiconductors Corp.	238,000	725,448
Winmate, Inc.	24,000	140,560
Winstek Semiconductor Co. Ltd. (c)	60,000	189,383
WinWay Technology Co. Ltd.	17,000	1,263,370
Wisdom Marine Lines Co. Ltd.	276,000	531,570
Wiselink Co. Ltd.	107,628	722,158
WITS Corp. (c)	32,299	122,401
WNC Corp.	231,344	884,296
Wonderful Hi-Tech Co. Ltd.	127,000	170,636
World Gym Corp.	42,000	101,700
Wowprime Corp.	47,066	355,180
WUS Printed Circuit Co. Ltd. (c)	107,187	339,377
Xxentria Technology Materials Corp.	91,593	116,452
Yankey Engineering Co. Ltd.	52,480	761,940
Yao Sheng Electronic Co. Ltd. (a)	34,000	78,758
YC INOX Co. Ltd.	156,000	100,833
Yea Shin International Development Co. Ltd. (c)	195,724	163,756
Yem Chio Co. Ltd.	223,001	103,533
YFY, Inc.	964,000	806,549
Yieh Phui Enterprise Co. Ltd. (a)	1,010,440	517,188
Young Fast Optoelectronics Co. Ltd.	42,000	74,966
Young Optics, Inc. (a)	40,000	78,483
Youngtek Electronics Corp.	96,000	188,989
Yulon Finance Corp.	379,000	1,262,173
Yulon Motor Co. Ltd. (c)	326,000	373,299
Yungshin Construction & Development Co. Ltd. (c)	103,000	295,705
YungShin Global Holding Corp.	172,000	330,704
Zeng Hsing Industrial Co. Ltd.	16,272	48,264
Zenitron Corp.	69,348	71,673
Zero One Technology Co. Ltd.	84,000	340,377
Zhong Yang Technology Co. Ltd. (a)	63,000	89,090
ZillTek Technology Corp.	26,727	187,224
Zinwell Corp. (a) (c)	156,000	67,819
Zippy Technology Corp.	80,000	136,229
Zyxel Group Corp. (c)	224,647	250,238
		183,777,760
THAILAND — 3.0%
AEON Thana Sinsap Thailand PCL NVDR	83,954	301,825
Amata Corp. PCL	285,100	141,648
AP Thailand PCL NVDR (c)	1,256,522	343,164
Aurora Design PCL NVDR	258,900	117,446

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Axtra Future City Freehold & Leasehold Real Estate Investment Trust	753,700	$286,083
B Grimm Power PCL NVDR (c)	739,700	312,726
Bangchak Corp. PCL NVDR (c)	348,255	330,469
Bangchak Sriracha PCL NVDR (a) (c)	477,700	66,337
Bangkok Airways PCL NVDR	659,609	268,688
Bangkok Chain Hospital PCL NVDR	813,462	326,339
Bangkok Commercial Asset Management PCL NVDR	937,600	224,237
Bangkok Life Assurance PCL NVDR (c)	321,952	186,783
Banpu PCL NVDR (c)	2,187,000	306,403
Banpu Power PCL NVDR	548,671	137,993
BCPG PCL	382,200	99,663
BCPG PCL NVDR	347,800	90,693
Betagro PCL NVDR (c)	472,500	269,750
BTS Group Holdings PCL NVDR (a)	4,640,400	438,192
Cal-Comp Electronics Thailand PCL NVDR	427,500	72,558
Carabao Group PCL NVDR	301,500	509,401
Central Plaza Hotel PCL NVDR	527,547	488,394
CH Karnchang PCL NVDR (c)	589,992	280,385
CK Power PCL NVDR (c)	1,451,524	121,838
Com7 PCL NVDR	438,700	348,604
CPN Retail Growth Leasehold REIT	801,200	286,805
Dhipaya Group Holdings PCL NVDR	188,478	126,214
Ditto Thailand PCL NVDR (c)	367,781	147,544
Dohome PCL NVDR	518,542	62,728
Electricity Generating PCL NVDR	159,200	562,518
Energy Absolute PCL NVDR (a) (c)	1,892,500	195,061
Erawan Group PCL NVDR (c)	1,895,200	153,230
Exotic Food PCL NVDR	119,200	58,855
Frasers Property Thailand Industrial Freehold & Leasehold REIT	1,153,270	363,011
GFPT PCL	245,400	75,350
Gunkul Engineering PCL NVDR (c)	5,090,003	296,871
Hana Microelectronics PCL NVDR (c)	383,636	269,924
Humanica PCL NVDR	394,400	74,851
Ichitan Group PCL NVDR (c)	598,709	243,881
IMPACT Growth Real Estate Investment Trust	309,900	97,546
Inter Far East Energy Corp. (a) (d)	283,900	—
International Engineering PCL (a) (d)	159,640	—
I-TAIL Corp. PCL NVDR	475,200	230,231
Jasmine Technology Solution PCL NVDR (a) (c)	152,896	140,369
Security Description	Shares	Value
Jaymart Group Holdings PCL NVDR	650,600	$186,717
JMT Network Services PCL NVDR (c)	427,900	155,816
Karmarts PCL NVDR	324,600	82,139
KCE Electronics PCL NVDR (c)	352,300	247,877
KGI Securities Thailand PCL NVDR	781,907	95,552
Kiatnakin Phatra Bank PCL NVDR	269,335	488,302
Land & Houses PCL NVDR	2,026,700	270,185
LH Hotel Leasehold Real Estate Investment Trust Class F,	284,600	110,661
Major Cineplex Group PCL NVDR	346,100	86,512
MBK PCL NVDR	531,300	285,284
MC Group PCL NVDR	454,100	155,547
Mega Lifesciences PCL NVDR (c)	367,200	351,279
MK Restaurants Group PCL NVDR	243,459	255,442
Moshi Moshi Retail Corp. PLC NVDR	62,900	79,098
Northeast Rubber PCL	1,254,700	164,170
One Enterprise Public Co. Ltd.	1,884,100	133,727
Osotspa PCL NVDR (c)	876,300	465,125
Plan B Media PCL NVDR (c)	1,093,400	147,789
Praram 9 Hospital PCL NVDR	355,600	253,491
Precious Shipping PCL	389,018	83,434
Prima Marine PCL NVDR	1,069,536	227,736
PTG Energy PCL NVDR	1,117,699	317,322
Ratch Group PCL NVDR (c)	398,700	316,819
Regional Container Lines PCL	38,300	31,321
Regional Container Lines PCL NVDR	103,800	84,885
Rojana Industrial Park PCL NVDR	722,254	107,876
Sabina PCL NVDR	240,300	122,356
Samart Corp. PCL	246,900	46,096
Sappe PCL	41,400	44,716
SCGJWD Logistics PCL NVDR	379,171	111,160
SISB PCL	164,500	63,963
SKY ICT PCL NVDR (a)	278,500	115,164
Sri Trang Agro-Industry PCL NVDR	604,078	234,883
Sri Trang Gloves Thailand PCL NVDR (c)	608,599	137,101
Srinanaporn Marketing PCL NVDR (c)	238,700	66,295
Srisawad Corp. PCL NVDR (c)	511,611	473,641
Star Petroleum Refining PCL NVDR (c)	1,397,601	206,157
Stecon Group PCL NVDR (a)	300,300	74,600
Supalai PCL NVDR	614,736	345,261
SVI PCL	637,240	117,006
SVI PCL NVDR	500,000	91,807
Taokaenoi Food & Marketing PCL NVDR (c)	775,600	136,427
Thai Coconut PCL NVDR	326,700	84,183
Thai Union Group PCL NVDR	1,282,900	506,746
Thai Vegetable Oil PCL NVDR	359,099	279,810

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Thaicom PCL NVDR (a)	536,179	$155,534
Thaifoods Group PCL NVDR (c)	1,577,198	245,791
Thanachart Capital PCL NVDR	392,200	608,179
Thonburi Healthcare Group PCL NVDR (a)	330,321	78,490
Thoresen Thai Agencies PCL	657,317	96,148
TIDLOR Holdings PCL NVDR (c)	956,880	581,717
Tipco Asphalt PCL NVDR	523,797	235,996
TOA Paint Thailand PCL NVDR (c)	242,343	101,709
TPI Polene Power PCL NVDR	1,222,600	84,512
TQM Alpha PCL NVDR	116,700	48,978
TTW PCL NVDR	1,163,660	326,780
VGI PCL NVDR (c)	2,167,700	105,693
WHA Corp. PCL NVDR	5,642,400	619,872
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust Class F, REIT	896,023	272,360
WHA Utilities & Power PCL NVDR	1,413,450	182,324
		21,640,169
TURKEY — 3.3%
Adese Alisveris Merkezleri Ticaret AS (a)	445,516	196,612
AG Anadolu Grubu Holding AS	1,332,365	828,633
Agesa Hayat ve Emeklilik AS	25,035	110,784
Akcansa Cimento AS	20,727	68,591
Akfen Yenilenebilir Enerji AS (a)	211,010	84,291
AKIS Gayrimenkul Yatirimi AS REIT	754,634	142,105
Aksa Akrilik Kimya Sanayii AS (c)	1,353,637	360,380
Aksa Enerji Uretim AS (a)	166,380	149,172
Alarko Holding AS (c)	118,216	233,984
Albaraka Turk Katilim Bankasi AS	775,474	154,235
Alfa Solar Enerji Sanayi VE Ticaret AS	53,281	58,765
Altinay Savunma Teknolojileri AS (a)	13,810	24,079
Anadolu Anonim Turk Sigorta Sirketi	381,115	196,330
Anadolu Hayat Emeklilik AS	80,304	174,492
Avrupakent Gayrimenkul Yatirim Ortakligi AS REIT	66,265	96,655
Aygaz AS	33,955	148,949
Balsu Gida Sanayi Ve Ticaret AS (a)	149,012	84,575
Baticim Bati Anadolu Cimento Sanayii AS (a)	1,935,417	201,080
BatiSoke Soke Cimento Sanayii TAS (a)	264,055	95,701
Bera Holding AS (a)	439,688	177,650
Bin Ulasim Ve Akilli Sehir Teknolojileri AS (a)	67,818	227,688
Biotrend Cevre VE Enerji Yatirimlari AS (a)	148,978	97,168
Blume Metal Chemical ASA (a)	62,141	97,813
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (a) (c)	16,564	169,701
Borusan Yatirim ve Pazarlama AS	3,920	213,250
Security Description	Shares	Value
Bosch Fren Sistemleri Sanayi ve Ticaret AS (a)	17,152	$75,694
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	69,664	133,194
Bursa Cimento Fabrikasi AS	407,432	64,671
Celebi Hava Servisi AS	1,652	60,191
Cemas Dokum Sanayi AS (a)	448,137	74,473
Cimsa Cimento Sanayi VE Ticaret AS (c)	275,633	312,221
CVK Maden Isletmeleri Sanayi VE Ticaret AS (a)	205,415	78,005
DAP Gayrimenkul Gelistirme AS (a)	314,330	108,328
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR (a) (c)	126,975	341,563
Dogan Burda Dergi Yayincilik ve Pazarlama AS (a)	9,230	74,197
Dogan Sirketler Grubu Holding AS (c)	730,398	300,903
Dogus Otomotiv Servis ve Ticaret AS (c)	41,732	176,541
Eczacibasi Yatirim Holding Ortakligi AS	15,317	106,459
Efor Cay Sanayi Ticaret AS	59,950	190,459
EGE Endustri VE Ticaret AS	797	155,450
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	153,378	308,375
Emek Elektrik Endustrisi AS (a)	59,053	144,151
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	1,125,917	538,040
Enda Enerji Holding LLC (a)	205,960	78,856
Enerya Enerji AS	1,633,113	374,692
Erbosan Erciyas Boru Sanayii ve Ticaret AS (a)	46,677	212,390
Esenboga Elektrik Uretim AS (a)	305,663	102,180
Europen Endustri Insaat Sanayi VE Ticaret AS (a)	436,316	86,045
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (a)	121,654	82,213
Fenerbahce Futbol AS (a)	409,638	111,718
Galata Wind Enerji AS (a)	110,516	64,693
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	61,189	272,095
Gezinomi Seyahat Turizm Ticaret AS (a)	11,339	76,765
Girsim Elektrik Sanayi Taahut Ve Ticaret AS (a)	164,119	178,405
Global Yatirim Holding AS	597,696	118,733
Grainturk Tarim AS	24,367	287,882
Gulermak Agir Sanayi Insaat ve Taahhut AS (a)	18,467	77,811
GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	11,071	97,982
Hektas Ticaret TAS (a) (c)	1,591,557	142,006
IC Enterra Yenilenebilir Enerji AS (a)	675,204	178,623

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS (a)	93,736	$162,537
Is Finansal Kiralama AS (a)	191,889	75,638
Is Gayrimenkul Yatirim Ortakligi AS REIT (a)	434,069	198,032
Is Yatirim Menkul Degerler AS	275,040	287,208
Isiklar Enerji ve Yapi Holding AS (a)	388,266	276,396
Izdemir Enerji Elektrik Uretim AS (a)	854,489	189,679
Izmir Demir Celik Sanayi AS (a)	274,894	45,088
Jantsa Jant Sanayi Ve Ticaret AS	119,521	63,525
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	115,827	94,544
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (a) (c)	651,740	445,147
Karsan Otomotiv Sanayii Ve Ticaret AS (a)	307,503	77,725
Katilimevim Tasarruf Finansman AS	845,996	270,602
Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS (a)	1,115,022	79,643
Kayseri Seker Fabrikasi AS (a)	335,135	150,640
Kizilbuk Gayrimenkul Yatirim Ortakligi AS REIT (a)	245,291	91,201
Kocaer Celik Sanayi Ve Ticaret AS	347,534	117,097
Konya Cimento Sanayii AS (a)	477	57,473
Kordsa Teknik Tekstil AS (a) (c)	56,932	86,328
Koza Anadolu Metal Madencilik Isletmeleri AS (a) (c)	129,319	279,908
Kuyumcukent Gayrimenkul Yatirimlari AS REIT (a) (c)	239,373	301,659
LDR Turizm AS	37,095	282,804
Lila Kagit Sanayi ve Ticaret AS	134,304	94,380
Limak Dogu Anadolu Cimento Sanayi VE Ticaret AS	129,080	83,755
Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret AS (a)	4,829	39,748
Logo Yazilim Sanayi Ve Ticaret AS	71,573	298,131
Lydia Holding AS (a)	26,175	79,254
Lydia Yesil Enerji Kaynaklari Anonimsirketi (a)	524	158,597
Margun Enerji Uretim Sanayi VE Ticaret AS (a)	375,075	203,141
Mavi Giyim Sanayi Ve Ticaret AS Class B (b) (c)	414,036	372,011
MIA Teknoloji AS (a) (c)	184,429	197,201
MLP Saglik Hizmetleri AS (a) (b)	55,644	444,290
NET Holding AS (a)	82,405	84,822
Nuh Cimento Sanayi AS	52,750	283,030
OBA Makarnacilik Sanayi VE Ticaret AS	155,471	176,557
ODAS Elektrik Uretim ve Sanayi Ticaret AS (a) (c)	328,780	43,252
Odine Solutions Teknoloji Ticaret VE Sanayi AS (a)	34,424	122,445
Security Description	Shares	Value
Otokar Otomotiv Ve Savunma Sanayi AS (a)	25,425	$313,376
Ozak Gayrimenkul Yatirim Ortakligi REIT (a)	314,616	99,423
Pasifik Donanim VE Yazilim Bilgi Teknolojileri AS Class B (a)	110,483	81,679
Pasifik Eurasia Lojistik Dis Ticaret AS (a)	123,612	338,903
Pasifik Gayrimenkul Yatirim Ortakligi REIT	1,288,395	100,703
Peker Gayrimenkul Yatirim Ortakligi AS REIT (a)	2,115,987	455,456
Petkim Petrokimya Holding AS (a) (c)	818,304	356,011
Politeknik Metal Sanayi ve Ticaret AS (a)	513	109,187
Qua Granite Hayal (a)	544,802	131,417
Ral Yatirim Holding AS (a)	81,257	311,696
Reeder Teknoloji Sanayi VE Ticaret AS (a)	357,188	90,799
Reysas Gayrimenkul Yatirim Ortakligi AS REIT (a)	315,084	151,175
Reysas Tasimacilik ve Lojistik Ticaret AS (a)	729,663	255,326
Ronesans Gayrimenkul Yatirim AS (a)	29,253	104,052
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	771,918	278,652
Sekerbank Turk AS	1,205,073	195,626
Selcuk Ecza Deposu Ticaret ve Sanayi AS	111,158	213,732
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT (a)	1,454,401	160,199
Sok Marketler Ticaret AS (c)	180,344	157,875
Sumer Varlik Yonetim AS	20,264	146,569
Suwen Tekstil Sanayi Pazarlama AS	236,440	64,028
TAB Gida Sanayi Ve Ticaret AS Class A	35,971	203,297
Tekfen Holding AS (c)	147,958	290,006
Tera Yatirim Teknoloji Holding AS REIT (a)	285,360	281,376
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	111,718	200,837
Tukas Gida Sanayi ve Ticaret AS (a)	2,090,506	137,254
Tumosan Motor ve Traktor Sanayi AS (a)	22,760	62,072
Turk Altin Isletmeleri AS (a)	1,304,504	791,226
Turkiye Sinai Kalkinma Bankasi AS (a)	860,926	276,619
Ufuk Yatirim Yonetim ve Gayrimenkul AS (a)	9,006	225,256
Ulker Biskuvi Sanayi AS (c)	95,521	240,063
Verusa Holding AS	16,535	131,726
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (a)	101,939	86,051

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Yayla Agro Gida Sanayi VE Nakliyat AS (a)	272,262	$68,032
Yeni Gimat Gayrimenkul Ortakligi AS REIT	100,619	330,553
YEO Teknoloji Enerji VE Endustri AS (a)	67,160	59,116
Zorlu Enerji Elektrik Uretim AS (a)	2,204,449	188,738
		24,180,281
UNITED ARAB EMIRATES — 1.2%
Abu Dhabi National Hotels	1,000,000	120,338
Abu Dhabi Ship Building Co. PJSC	107,909	227,393
Agthia Group PJSC	198,839	208,421
Ajman Bank PJSC	583,815	227,295
AL Seer Marine Supplies & Equipment Co. LLC (a)	121,390	105,758
Al Waha Capital PJSC	846,570	364,166
Amanat Holdings PJSC	1,139,881	353,788
Amlak Finance PJSC (a)	519,527	251,772
Arabtec Holding PJSC (a) (d)	483,581	—
Bank of Sharjah (a)	744,961	283,949
Dana Gas PJSC	3,769,154	779,896
Deyaar Development PJSC	1,085,605	295,268
Dubai Taxi Co. PJSC	378,304	266,759
E7 Group PJSC	638,767	184,343
ESG Emirates Stallions Group PrJSC (a)	18,871	82,718
Eshraq Investments PJSC (a)	1,526,193	217,731
Ghitha Holding PJSC (a)	30,699	224,496
Gulf Marine Services PLC (a)	408,432	89,296
Gulf Navigation Holding PJSC (a)	620,959	1,524,925
Gulf Pharmaceutical Industries PSC (a)	224,911	79,604
Investcorp Capital PLC	451,705	196,768
Mair Group PJSC	1,091,892	371,594
Manazel PJSC (a)	1,099,894	94,627
Orascom Construction PLC	21,968	192,846
RAK Properties PJSC (a)	857,048	345,339
Ras Al Khaimah Ceramics PJSC	331,912	218,684
Shuaa Capital PSC (a)	1,104,741	74,592
Spinneys 1961 Holding PLC	627,197	262,969
Taaleem Holdings PJSC	243,680	284,614
Union Properties PJSC (a)	1,692,514	376,012
Yalla Group Ltd. ADR (a)	38,620	290,036
		8,595,997
UNITED STATES — 0.3%
Bit Digital, Inc. (a) (c)	134,060	402,180
GCS Holdings, Inc. (a) (c)	58,000	262,616
IntelliEPI, Inc. (a)	33,000	163,495
JS Global Lifestyle Co. Ltd. (a) (b) (c)	1,219,000	291,417
Marti Technologies, Inc. (a)	34,300	69,972
MicroAlgo, Inc. (a) (c)	8,600	78,690
Seanergy Maritime Holdings Corp.	11,237	92,817
SS Innovations International, Inc. (a)	15,900	103,350
Security Description	Shares	Value
Structure Therapeutics, Inc. ADR (a) (c)	39,300	$1,100,400
		2,564,937
TOTAL COMMON STOCKS (Cost $632,888,013)		719,285,901
PREFERRED STOCKS — 0.0% *
BRAZIL — 0.0% *
Raizen SA , Preference Shares 0.98% (a)	379,900	72,762
Track & Field Co. SA , Preference Shares 1.54%	41,460	132,425
		205,187
TOTAL PREFERRED STOCKS (Cost $192,003)		205,187
RIGHTS — 0.0% *
HONG KONG — 0.0%
Sihuan Pharmaceutical Holdings Group Ltd. (expiring 10/09/25) (a) (d)	1,229	—
KUWAIT — 0.0% *
Kuwait Real Estate Co. KSC (expiring 10/14/25) (a)	62,761	36,767
TOTAL RIGHTS (Cost $0)		36,767
WARRANTS — 0.0% *
BRAZIL — 0.0% *
Orizon Valorizacao de Residuos SA (expiring 12/31/45) (a)	8,030	4,252
MALAYSIA — 0.0% *
Aurelius Technologies Bhd. (expiring 06/18/30) (a)	142,700	8,477
Eco World Development Group Bhd. (expiring 04/12/29) (a)	49,240	12,168
		20,645
SINGAPORE — 0.0% *
Guan Chong Bhd. (expiring 06/19/28) (a)	74,102	2,641
THAILAND — 0.0% *
Jasmine International PCL (expiring 10/10/31) NVDR (a)	1,615,734	19,446
Kiatnakin Phatra Bank PCL (expiring 03/17/26) NVDR (a)	27,203	1,100
		20,546
TOTAL WARRANTS (Cost $0)		48,084
SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (f) (g)	6,809,839	6,809,839

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	16,812,451	$16,812,451
TOTAL SHORT-TERM INVESTMENTS (Cost $23,622,290)		23,622,290
TOTAL INVESTMENTS — 102.3% (Cost $656,702,306)		743,198,229
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(16,568,728)
NET ASSETS — 100.0%		$726,629,501
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.4% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at September 30, 2025.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the securities is $290,218, representing less than 0.05% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	130	12/19/2025	$8,739,197	$8,837,743	$98,546

During the year ended September 30, 2025, the average notional value related to futures contracts was $4,147,412.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$713,332,096	$5,663,587	$290,218	$719,285,901
Preferred Stocks	205,187	—	—	205,187
Rights	36,767	—	0(a)	36,767
Warrants	43,832	4,252	—	48,084
Short-Term Investments	23,622,290	—	—	23,622,290
TOTAL INVESTMENTS	$737,240,172	$5,667,839	$290,218	$743,198,229
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$98,546	$—	$—	$98,546
See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL OTHER FINANCIAL INSTRUMENTS:	$98,546	$—	$—	$98,546
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2025.
Sector Breakdown as of September 30, 2025

% of Net Assets
Information Technology	19.2%
Industrials	17.7
Materials	12.7
Consumer Discretionary	12.4
Health Care	8.6
Financials	7.6
Real Estate	6.7
Consumer Staples	6.6
Utilities	2.9
Communication Services	2.7
Energy	1.9
Short-Term Investments	3.3
Liabilities in Excess of Other Assets	(2.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,862,098	$1,862,098	$88,592,623	$83,644,882	$—	$—	6,809,839	$6,809,839	$130,945
State Street Navigator Securities Lending Portfolio II	15,145,971	15,145,971	83,010,595	81,344,115	—	—	16,812,451	16,812,451	472,414
Total		$17,008,069	$171,603,218	$164,988,997	$—	$—		$23,622,290	$603,359
See accompanying notes to financial statements.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 2.0%
APA Group Stapled Security	766,316	$4,509,937
BELGIUM — 1.2%
Warehouses De Pauw CVA REIT	104,267	2,607,092
CANADA — 19.7%
Atco Ltd. Class I	51,005	1,846,796
Bank of Montreal (a)	14,078	1,834,875
Bank of Nova Scotia (a)	32,910	2,128,483
Canadian Imperial Bank of Commerce (a)	20,630	1,648,888
Canadian Natural Resources Ltd.	64,934	2,076,731
Canadian Tire Corp. Ltd. Class A (a)	17,147	2,041,644
Canadian Utilities Ltd. Class A	89,305	2,498,666
Emera, Inc.	58,318	2,798,543
Fortis, Inc. (a)	39,531	2,005,529
Great-West Lifeco, Inc.	44,581	1,809,641
IGM Financial, Inc. (a)	48,172	1,753,912
Keyera Corp.	64,873	2,176,887
Magna International, Inc. (a)	45,983	2,179,186
Pembina Pipeline Corp. (a)	56,299	2,276,804
Power Corp. of Canada (a)	51,632	2,234,641
Quebecor, Inc. Class B	77,477	2,440,019
Rogers Communications, Inc. Class B (a)	65,094	2,241,378
TC Energy Corp. (a)	42,066	2,287,720
TELUS Corp.	235,875	3,715,955
Toronto-Dominion Bank	29,731	2,377,796
		44,374,094
CHINA — 8.0%
Bank of Communications Co. Ltd. Class H	2,574,000	2,160,328
China Merchants Bank Co. Ltd. Class H	317,000	1,905,162
China Resources Land Ltd.	820,500	3,203,793
Far East Horizon Ltd.	3,845,000	3,395,089
Jiangsu Expressway Co. Ltd. Class H	2,330,000	2,701,223
Ping An Insurance Group Co. of China Ltd. Class H (a)	331,500	2,260,305
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	3,138,000	2,343,296
		17,969,196
FINLAND — 2.4%
Elisa OYJ (a)	48,854	2,563,638
Valmet OYJ (a)	86,043	2,859,122
		5,422,760
FRANCE — 2.4%
Bouygues SA	84,544	3,806,678
Teleperformance SE	20,729	1,542,745
		5,349,423
Security Description	Shares	Value
GERMANY — 2.0%
Allianz SE	4,505	$1,891,852
Deutsche Post AG	60,404	2,692,779
		4,584,631
HONG KONG — 6.0%
CK Infrastructure Holdings Ltd.	260,303	1,709,614
CLP Holdings Ltd.	231,500	1,917,662
Henderson Land Development Co. Ltd. (a)	1,089,883	3,843,811
Power Assets Holdings Ltd.	319,053	2,020,838
Sino Land Co. Ltd.	3,083,264	3,903,418
		13,395,343
ITALY — 5.5%
A2A SpA	774,141	2,025,714
Enel SpA	362,361	3,434,294
ERG SpA (a)	102,973	2,540,858
Hera SpA	458,612	2,063,868
Terna - Rete Elettrica Nazionale	225,733	2,291,111
		12,355,845
JAPAN — 10.4%
Japan Metropolitan Fund Invest REIT	4,352	3,350,526
Japan Real Estate Investment Corp. REIT	2,763	2,329,238
Mitsui Chemicals, Inc.	81,000	2,030,416
Nomura Real Estate Holdings, Inc. (a)	338,200	2,161,998
Ono Pharmaceutical Co. Ltd. (a)	193,500	2,231,306
Takeda Pharmaceutical Co. Ltd. (a)	73,406	2,144,747
Takeuchi Manufacturing Co. Ltd.	48,900	1,715,150
Toyo Tire Corp.	114,400	3,045,038
Yamato Kogyo Co. Ltd. (a)	34,600	2,130,564
Zeon Corp.	203,000	2,263,192
		23,402,175
NORWAY — 1.2%
DNB Bank ASA	102,841	2,798,345
PORTUGAL — 1.7%
EDP SA	827,142	3,923,527
SAUDI ARABIA — 0.7%
Saudi Electricity Co.	369,576	1,496,949
SOUTH KOREA — 3.7%
KT&G Corp.	26,817	2,553,545
LG Corp.	33,807	1,734,866
LG Uplus Corp.	368,934	4,036,305
		8,324,716
SWITZERLAND — 6.6%
Baloise Holding AG	7,894	1,948,572
Banque Cantonale Vaudoise	16,106	1,900,777
Cembra Money Bank AG	15,351	1,764,405
Helvetia Holding AG	7,369	1,803,235
Julius Baer Group Ltd. (a)	20,007	1,381,996

See accompanying notes to financial statements.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Swiss Life Holding AG	1,803	$1,938,851
Swisscom AG	3,158	2,292,145
Zurich Insurance Group AG	2,510	1,787,427
		14,817,408
TAIWAN — 0.9%
Vanguard International Semiconductor Corp.	629,761	2,107,606
UNITED ARAB EMIRATES — 1.0%
Emirates Telecommunications Group Co. PJSC	439,936	2,256,573
UNITED KINGDOM — 4.4%
IG Group Holdings PLC	108,863	1,578,417
Legal & General Group PLC	960,372	3,077,104
LondonMetric Property PLC REIT	1,073,736	2,629,396
Schroders PLC	502,076	2,541,459
		9,826,376
UNITED STATES — 19.3%
AES Corp.	198,777	2,615,905
Altria Group, Inc.	62,130	4,104,308
Amcor PLC	225,487	1,844,484
Avista Corp.	57,949	2,191,052
Columbia Banking System, Inc.	57,115	1,470,140
CVS Health Corp.	45,262	3,412,302
Deluxe Corp.	96,282	1,864,020
First Interstate BancSystem, Inc. Class A	55,183	1,758,682
Getty Realty Corp. REIT (a)	82,695	2,218,707
HA Sustainable Infrastructure Capital, Inc.	70,535	2,165,424
Highwoods Properties, Inc. REIT	87,962	2,798,951
LTC Properties, Inc. REIT	77,584	2,859,746
LyondellBasell Industries NV Class A	37,900	1,858,616
Northwest Bancshares, Inc.	143,065	1,772,575
Pfizer, Inc.	100,825	2,569,021
Security Description	Shares	Value
Universal Corp.	47,533	$2,655,669
Verizon Communications, Inc.	70,315	3,090,344
Western Union Co. (a)	266,625	2,130,334
		43,380,280
TOTAL COMMON STOCKS (Cost $197,349,845)		222,902,276
SHORT-TERM INVESTMENTS — 5.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b) (c)	614,449	614,449
State Street Navigator Securities Lending Portfolio II (d) (e)	12,400,390	12,400,390
TOTAL SHORT-TERM INVESTMENTS (Cost $13,014,839)		13,014,839
TOTAL INVESTMENTS — 104.9% (Cost $210,364,684)		235,917,115
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.9)%		(10,944,241)
NET ASSETS — 100.0%		$224,972,874
(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	The rate shown is the annualized seven-day yield at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	1	12/19/2025	$332,436	$336,937	$4,501
MSCI EAFE Index (long)	8	12/19/2025	1,112,088	1,114,120	2,032
S&P/TSX 60 Index (long)	2	12/18/2025	497,727	509,645	11,918
					$18,451

During the year ended September 30, 2025, the average notional value related to futures contracts was $1,841,627.
See accompanying notes to financial statements.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$222,902,276	$—	$—	$222,902,276
Short-Term Investments	13,014,839	—	—	13,014,839
TOTAL INVESTMENTS	$235,917,115	$—	$—	$235,917,115
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$18,451	$—	$—	$18,451
TOTAL OTHER FINANCIAL INSTRUMENTS:	$18,451	$—	$—	$18,451
Sector Breakdown as of September 30, 2025

% of Net Assets
Financials	25.4%
Utilities	18.6
Real Estate	14.2
Communication Services	10.1
Industrials	8.4
Health Care	5.7
Materials	4.5
Consumer Staples	4.2
Energy	3.9
Consumer Discretionary	3.2
Information Technology	0.9
Short-Term Investments	5.8
Liabilities in Excess of Other Assets	(4.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	462,556	$462,556	$30,010,777	$29,858,884	$—	$—	614,449	$614,449	$27,340
State Street Navigator Securities Lending Portfolio II	11,992,820	11,992,820	126,467,086	126,059,516	—	—	12,400,390	12,400,390	53,792
Total		$12,455,376	$156,477,863	$155,918,400	$—	$—		$13,014,839	$81,132
See accompanying notes to financial statements.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.6%
ARGENTINA — 0.3%
Corp. America Airports SA (a) (b)	90,136	$1,633,264
AUSTRALIA — 8.6%
Atlas Arteria Ltd. Stapled Security	2,386,245	7,765,084
Dalrymple Bay Infrastructure Ltd.	1,236,064	3,579,909
Qube Holdings Ltd.	4,416,774	12,030,858
Transurban Group Stapled Security	3,310,350	30,276,287
		53,652,138
BRAZIL — 0.7%
Centrais Eletricas Brasileiras SA ADR	146,402	1,452,308
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR (b)	78,567	1,955,532
Cia Energetica de Minas Gerais ADR	345,699	729,425
		4,137,265
CAMEROON — 0.2%
Golar LNG Ltd.	29,425	1,189,064
CANADA — 8.4%
Enbridge, Inc. (b)	534,021	26,946,683
Gibson Energy, Inc.	40,500	753,008
Keyera Corp.	56,370	1,891,559
Pembina Pipeline Corp.	137,622	5,565,610
South Bow Corp.	51,971	1,470,906
TC Energy Corp.	258,636	14,065,679
Westshore Terminals Investment Corp.	78,569	1,406,043
		52,099,488
CHINA — 4.5%
Anhui Expressway Co. Ltd. Class H	1,020,000	1,499,769
Beijing Capital International Airport Co. Ltd. Class H (a) (b)	4,754,000	1,698,643
CGN Power Co. Ltd. Class H (b) (c)	2,065,000	767,036
China Gas Holdings Ltd. (b)	529,997	519,071
China Longyuan Power Group Corp. Ltd. Class H (b)	541,000	577,825
China Merchants Port Holdings Co. Ltd.	2,751,354	5,152,335
China Resources Power Holdings Co. Ltd. (b)	400,000	917,176
COSCO SHIPPING Ports Ltd.	3,267,351	2,389,495
Guangdong Investment Ltd.	516,000	468,886
Huaneng Power International, Inc. Class H	726,000	505,748
Jiangsu Expressway Co. Ltd. Class H	2,974,000	3,447,828
Kunlun Energy Co. Ltd.	688,000	615,454
Shenzhen Expressway Corp. Ltd. Class H	1,466,000	1,388,672
Security Description	Shares	Value
Shenzhen International Holdings Ltd. (b)	3,296,069	$3,308,609
Yuexiu Transport Infrastructure Ltd.	1,690,000	994,833
Zhejiang Expressway Co. Ltd. Class H	3,745,840	3,461,594
		27,712,974
FRANCE — 5.8%
Aeroports de Paris SA (b)	95,778	12,638,144
Engie SA	321,084	6,887,130
Gaztransport Et Technigaz SA	9,536	1,765,876
Getlink SE	799,899	14,718,539
		36,009,689
GERMANY — 2.2%
E.ON SE	402,470	7,573,528
Fraport AG Frankfurt Airport Services Worldwide (a)	74,366	6,426,801
		14,000,329
HONG KONG — 0.4%
Hutchison Port Holdings Trust Stapled Security	13,214,100	2,642,820
ITALY — 2.7%
Enav SpA (c)	603,198	3,063,250
Enel SpA	1,453,711	13,777,616
		16,840,866
JAPAN — 1.3%
Japan Airport Terminal Co. Ltd.	245,200	7,841,552
MEXICO — 7.0%
Grupo Aeroportuario del Centro Norte SAB de CV ADR	78,058	8,107,884
Grupo Aeroportuario del Pacifico SAB de CV ADR	95,550	22,663,505
Grupo Aeroportuario del Sureste SAB de CV ADR	40,493	13,092,602
		43,863,991
NEW ZEALAND — 2.9%
Auckland International Airport Ltd.	3,976,372	18,193,976
SINGAPORE — 1.2%
SATS Ltd.	2,198,021	5,779,779
SIA Engineering Co. Ltd.	576,600	1,583,280
		7,363,059
SPAIN — 8.5%
Aena SME SA (c)	1,114,880	30,483,322
Iberdrola SA	1,172,322	22,184,284
		52,667,606
SWITZERLAND — 2.3%
Flughafen Zurich AG	47,646	14,527,644
UNITED KINGDOM — 2.1%
National Grid PLC	929,658	13,360,320
UNITED STATES — 40.5%
American Electric Power Co., Inc.	103,060	11,594,250

See accompanying notes to financial statements.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Antero Midstream Corp.	80,615	$1,567,156
Cheniere Energy, Inc.	57,646	13,545,657
Consolidated Edison, Inc.	68,330	6,868,532
Constellation Energy Corp.	54,066	17,791,499
Dominion Energy, Inc.	158,799	9,713,735
DT Midstream, Inc.	24,716	2,794,391
Duke Energy Corp.	146,270	18,100,912
Entergy Corp.	82,462	7,684,634
Exelon Corp.	188,959	8,505,044
Kinder Morgan, Inc.	483,174	13,678,656
NextEra Energy, Inc.	388,090	29,296,914
ONEOK, Inc.	168,839	12,320,182
PG&E Corp.	418,812	6,315,685
Public Service Enterprise Group, Inc.	93,653	7,816,279
Sempra	120,420	10,835,392
Sky Harbour Group Corp. (a) (b)	61,144	603,491
Southern Co.	205,672	19,491,535
Targa Resources Corp.	55,121	9,234,972
Vistra Corp.	52,979	10,379,646
WEC Energy Group, Inc.	57,876	6,632,011
Williams Cos., Inc.	295,287	18,706,431
Xcel Energy, Inc.	110,357	8,900,292
		252,377,296
TOTAL COMMON STOCKS (Cost $505,111,535)		620,113,341
SHORT-TERM INVESTMENTS — 5.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (d) (e)	1,732,859	1,732,859
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	31,829,465	$31,829,465
TOTAL SHORT-TERM INVESTMENTS (Cost $33,562,324)		33,562,324
TOTAL INVESTMENTS — 105.0% (Cost $538,673,859)		653,675,665
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(31,193,804)
NET ASSETS — 100.0%		$622,481,861
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.5% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$620,113,341	$—	$—	$620,113,341
Short-Term Investments	33,562,324	—	—	33,562,324
TOTAL INVESTMENTS	$653,675,665	$—	$—	$653,675,665
Sector Breakdown as of September 30, 2025

% of Net Assets
Utilities	40.5%
Industrials	38.9
Energy	20.2
Short-Term Investments	5.4
Liabilities in Excess of Other Assets	(5.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,009,731	$1,009,731	$43,790,753	$43,067,625	$—	$—	1,732,859	$1,732,859	$33,302
State Street Navigator Securities Lending Portfolio II	2,528,660	2,528,660	136,730,573	107,429,768	—	—	31,829,465	31,829,465	26,148
Total		$3,538,391	$180,521,326	$150,497,393	$—	$—		$33,562,324	$59,450
See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 7.2%
ANZ Group Holdings Ltd.	385,202	$8,478,266
Coles Group Ltd.	327,009	5,047,529
Medibank Pvt Ltd.	1,377,249	4,399,559
National Storage REIT (a)	2,034,762	3,169,064
Steadfast Group Ltd. (a)	861,651	3,386,380
Telstra Group Ltd.	1,567,608	5,007,652
Worley Ltd.	592,417	5,516,371
		35,004,821
BRAZIL — 1.4%
Ambev SA	2,966,800	6,735,194
CANADA — 6.9%
Canadian Apartment Properties REIT	134,600	3,937,200
Fortis, Inc. (a)	101,111	5,129,672
Gibson Energy, Inc. (a)	254,899	4,739,282
Pembina Pipeline Corp. (a)	193,404	7,821,506
Quebecor, Inc. Class B	149,144	4,697,060
SmartCentres Real Estate Investment Trust	125,600	2,414,690
Sun Life Financial, Inc.	78,694	4,726,504
		33,465,914
FINLAND — 0.6%
Huhtamaki OYJ	89,672	3,106,148
FRANCE — 9.2%
Bouygues SA	152,666	6,873,938
Cie Generale des Etablissements Michelin SCA	153,582	5,511,212
Danone SA	52,005	4,531,611
Gecina SA REIT	57,215	5,734,515
Orange SA	494,952	8,031,461
TotalEnergies SE	131,890	8,016,635
Veolia Environnement SA	168,543	5,739,141
		44,438,513
GERMANY — 2.4%
Evonik Industries AG	426,323	7,398,728
Henkel AG & Co. KGaA	58,744	4,358,877
		11,757,605
HONG KONG — 2.3%
CLP Holdings Ltd.	732,000	6,063,622
HKT Trust & HKT Ltd. Stapled Security	3,342,000	4,948,311
		11,011,933
INDIA — 0.7%
ITC Ltd.	736,926	3,332,772
ITALY — 2.8%
Snam SpA	1,234,129	7,421,618
Terna - Rete Elettrica Nazionale	592,537	6,014,042
		13,435,660
Security Description	Shares	Value
JAPAN — 26.1%
Advance Residence Investment Corp. REIT	2,528	$2,843,219
AEON Financial Service Co. Ltd.	341,400	3,487,165
Asahi Kasei Corp.	541,500	4,269,741
Bridgestone Corp.	91,200	4,228,849
Canon, Inc. (a)	142,100	4,172,988
Casio Computer Co. Ltd. (a)	332,900	2,741,012
Electric Power Development Co. Ltd. (a)	236,600	4,444,911
GLP J-Reit	4,798	4,434,621
Hulic Co. Ltd.	402,100	4,410,753
Iida Group Holdings Co. Ltd. (a)	187,600	2,999,745
Isuzu Motors Ltd.	375,400	4,752,076
Japan Metropolitan Fund Invest REIT	6,857	5,279,080
Japan Real Estate Investment Corp. REIT	5,199	4,382,811
Kamigumi Co. Ltd.	102,200	3,108,524
KDDI Corp.	176,400	2,819,462
KDX Realty Investment Corp. REIT	3,892	4,440,546
Kirin Holdings Co. Ltd.	267,300	3,923,031
Kyocera Corp.	265,800	3,580,656
MEIJI Holdings Co. Ltd. (a)	152,200	3,159,733
NH Foods Ltd.	81,700	3,243,991
Nippon Building Fund, Inc. REIT	3,988	3,766,977
Nissui Corp.	507,700	3,583,825
Nomura Real Estate Holdings, Inc. (a)	717,000	4,583,537
Nomura Real Estate Master Fund, Inc. REIT	3,545	3,850,208
NTT, Inc.	3,312,500	3,469,843
Orix JREIT, Inc.	6,333	4,296,757
Sekisui Chemical Co. Ltd.	177,800	3,316,782
Sekisui House Ltd.	199,000	4,536,906
Seven Bank Ltd. (a)	2,171,300	4,295,994
Takeda Pharmaceutical Co. Ltd. (a)	153,200	4,476,135
United Urban Investment Corp. REIT	3,297	4,005,023
USS Co. Ltd.	240,600	2,765,471
Zenkoku Hosho Co. Ltd. (a)	133,700	3,038,204
		126,708,576
KUWAIT — 0.7%
National Bank of Kuwait SAKP	1,011,656	3,512,901
MALAYSIA — 2.5%
Malayan Banking Bhd.	2,877,300	6,775,346
RHB Bank Bhd.	3,455,900	5,419,731
		12,195,077
NETHERLANDS — 1.1%
Koninklijke KPN NV	1,123,267	5,394,180
RUSSIA — 0.0%
Inter RAO UES PJSC (b) (c)	71,668,770	—

See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
SAUDI ARABIA — 1.0%
Saudi Telecom Co.	417,847	$4,911,390
SINGAPORE — 4.7%
CapitaLand Ascendas REIT	4,432,100	9,591,653
CapitaLand Integrated Commercial Trust REIT	3,779,900	6,714,219
Keppel Ltd.	946,600	6,549,544
		22,855,416
SOUTH AFRICA — 3.7%
Bidvest Group Ltd. (a)	301,273	3,698,922
FirstRand Ltd.	1,378,821	6,206,593
Nedbank Group Ltd.	647,239	8,009,594
		17,915,109
SOUTH KOREA — 0.9%
LG Corp.	81,053	4,159,378
SPAIN — 1.5%
Iberdrola SA	255,437	4,833,729
Inmobiliaria Colonial Socimi SA REIT	379,354	2,476,091
		7,309,820
SWEDEN — 2.4%
Essity AB Class B	161,205	4,213,053
Skandinaviska Enskilda Banken AB Class A	388,645	7,599,262
		11,812,315
SWITZERLAND — 4.2%
Allreal Holding AG	13,591	3,184,016
SGS SA	50,470	5,231,905
Swisscom AG	7,312	5,307,208
Zurich Insurance Group AG	9,551	6,801,479
		20,524,608
TAIWAN — 3.5%
Chang Hwa Commercial Bank Ltd.	4,484,000	2,890,957
Chunghwa Telecom Co. Ltd.	820,000	3,591,771
President Chain Store Corp.	401,000	3,262,944
Shanghai Commercial & Savings Bank Ltd.	2,657,000	3,665,820
Uni-President Enterprises Corp.	1,292,000	3,323,473
		16,734,965
THAILAND — 0.8%
Advanced Info Service PCL NVDR	435,200	3,908,138
Security Description	Shares	Value
UNITED KINGDOM — 9.1%
DCC PLC (a)	89,048	$5,720,716
Hiscox Ltd.	257,451	4,744,864
Intertek Group PLC	66,544	4,230,197
Land Securities Group PLC REIT	1,058,038	8,289,914
Severn Trent PLC	156,490	5,452,261
Smith & Nephew PLC	289,772	5,217,662
Unilever PLC	74,661	4,422,545
United Utilities Group PLC	380,779	5,877,232
		43,955,391
UNITED STATES — 3.5%
Novartis AG	41,498	5,221,869
Sanofi SA	65,084	6,007,008
Shell PLC	157,081	5,596,562
		16,825,439
TOTAL COMMON STOCKS (Cost $445,886,319)		481,011,263
SHORT-TERM INVESTMENT — 7.8%
State Street Navigator Securities Lending Portfolio II (d) (e) (Cost $37,812,479)	37,812,479	37,812,479
TOTAL INVESTMENTS — 107.0% (Cost $483,698,798)		518,823,742
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.0)%		(33,854,293)
NET ASSETS — 100.0%		$484,969,449
(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(c)	Non-income producing security.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$481,011,263	$—	$0(a)	$481,011,263
Short-Term Investment	37,812,479	—	—	37,812,479
TOTAL INVESTMENTS	$518,823,742	$—	$0	$518,823,742
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2025.
Sector Breakdown as of September 30, 2025

% of Net Assets
Real Estate	18.9%
Financials	18.0
Consumer Staples	11.0
Communication Services	10.7
Utilities	10.5
Industrials	10.0
Consumer Discretionary	5.7
Energy	5.4
Health Care	4.3
Materials	3.1
Information Technology	1.6
Short-Term Investment	7.8
Liabilities in Excess of Other Assets	(7.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	234,621	$234,621	$64,105,907	$64,340,528	$—	$—	—	$—	$25,383
State Street Navigator Securities Lending Portfolio II	17,668,100	17,668,100	213,860,548	193,716,169	—	—	37,812,479	37,812,479	72,182
Total		$17,902,721	$277,966,455	$258,056,697	$—	$—		$37,812,479	$97,565
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI Climate Paris Aligned ETF	SPDR MSCI ACWI ex-US ETF	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
ASSETS
Investments in unaffiliated issuers, at value*	$4,622,041,768	$176,517,319	$2,121,983,628	$415,216,065
Investments in affiliated issuers, at value	31,493,664	5,326,071	72,403,856	11,801,618
Total Investments	4,653,535,432	181,843,390	2,194,387,484	427,017,683
Foreign currency, at value	10,251,158	107,231	8,696,632	360,314
Net cash at broker	976,870	47,525	374,109	—
Cash	—	—	—	—
Receivable from broker — accumulated variation margin on futures contracts	301,064	8,541	96,657	—
Receivable for investments sold	—	29,793	—	426,068
Receivable for fund shares sold	—	—	—	—
Dividends receivable — unaffiliated issuers	—	158,734	4,594,679	1,063,963
Dividends receivable — affiliated issuers	4,008	4,330	12,429	410
Securities lending income receivable — unaffiliated issuers	891	914	36,175	1,630
Securities lending income receivable — affiliated issuers	10,679	1,177	17,463	2,067
Receivable for foreign taxes recoverable	9,650,412	157,968	3,166,714	853,205
Other receivable	21,910	1,382	—	1,382
TOTAL ASSETS	4,674,752,424	182,360,985	2,211,382,342	429,726,722
LIABILITIES
Payable upon return of securities loaned	29,592,972	4,090,279	67,869,177	11,344,922
Payable for investments purchased	—	18,206	603,402	502,016
Deferred foreign taxes payable	—	76,415	4,391,720	—
Advisory fee payable	1,088,261	17,427	509,901	65,503
Trustees’ fees and expenses payable	416	60	575	89
Accrued expenses and other liabilities	1,631,717	—	—	—
TOTAL LIABILITIES	32,313,366	4,202,387	73,374,775	11,912,530
NET ASSETS	$4,642,439,058	$178,158,598	$2,138,007,567	$417,814,192
NET ASSETS CONSIST OF:
Paid-in capital	$4,691,529,150	$149,423,907	$1,832,537,136	$349,347,615
Total distributable earnings (loss)**	(49,090,092)	28,734,691	305,470,431	68,466,577
NET ASSETS	$4,642,439,058	$178,158,598	$2,138,007,567	$417,814,192
NET ASSET VALUE PER SHARE
Net asset value per share	$61.98	$42.42	$34.88	$49.15
Shares outstanding (unlimited amount authorized, $0.01 par value)	74,900,967	4,200,000	61,299,982	8,500,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,838,476,095	$131,374,510	$1,582,219,602	$329,367,290
Investments in affiliated issuers	31,493,664	5,316,843	72,403,856	11,801,618
Total cost of investments	$3,869,969,759	$136,691,353	$1,654,623,458	$341,168,908
Foreign currency, at cost	$10,271,802	$112,419	$8,710,892	$360,879
* Includes investments in securities on loan, at value	$27,769,934	$6,968,604	$121,111,079	$22,647,751
** Includes deferred foreign taxes	$—	$76,416	$4,391,720	$—
See accompanying notes to financial statements.

SPDR MSCI EAFE StrategicFactors ETF	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	SPDR MSCI Emerging Markets StrategicFactors ETF	SPDR S&P Emerging Markets ex-China ETF	SPDR MSCI World StrategicFactors ETF	SPDR S&P Emerging Asia Pacific ETF	SPDR S&P Emerging Markets Dividend ETF

$926,758,614	$87,628,394	$41,261,039	$5,344,442	$171,254,616	$400,604,350	$881,385,032
30,226,489	1,336,671	1,154,827	75,968	5,200,098	801,071	24,065,189
956,985,103	88,965,065	42,415,866	5,420,410	176,454,714	401,405,421	905,450,221
2,565,177	282,625	273,651	56,128	189,683	1,719,988	3,636,872
—	—	—	3,010	—	—	151,361
—	—	—	—	—	—	2,258
—	—	—	775	—	—	87,432
308,766	—	—	—	54,169	—	—
—	—	—	—	—	—	11,595,461
2,380,866	104,629	54,255	7,328	217,688	403,866	4,787,459
146	279	592	150	877	369	14,294
2,896	1,324	379	—	604	24,690	141,398
5,750	436	1,491	25	904	4,379	7,359
4,447,667	1,097	288	—	125,058	—	14,578
—	—	—	—	—	—	—
966,696,371	89,355,455	42,746,522	5,487,826	177,043,697	403,558,713	925,888,693

30,223,860	1,254,015	980,338	63,957	4,798,169	755,464	21,747,232
348,680	—	—	—	6,940	—	12,883,895
—	584,698	248,635	—	—	4,942,312	—
229,207	20,993	10,150	666	42,000	156,620	352,420
498	37	30	—	58	171	21
—	—	—	—	—	—	—
30,802,245	1,859,743	1,239,153	64,623	4,847,167	5,854,567	34,983,568
$935,894,126	$87,495,712	$41,507,369	$5,423,203	$172,196,530	$397,704,146	$890,905,125

$873,503,666	$76,348,948	$43,184,785	$5,006,000	$136,439,576	$358,731,024	$1,051,200,246
62,390,460	11,146,764	(1,677,416)	417,203	35,756,954	38,973,122	(160,295,121)
$935,894,126	$87,495,712	$41,507,369	$5,423,203	$172,196,530	$397,704,146	$890,905,125

$87.88	$41.66	$66.41	$27.12	$140.57	$139.55	$38.65
10,650,000	2,100,000	625,000	200,000	1,225,000	2,850,000	23,050,000

$778,031,110	$65,477,043	$31,397,835	$4,945,385	$130,324,216	$289,834,045	$849,727,266
30,226,489	1,336,671	1,154,827	75,968	5,181,861	801,071	24,065,189
$808,257,599	$66,813,714	$32,552,662	$5,021,353	$135,506,077	$290,635,116	$873,792,455
$2,559,629	$281,390	$296,662	$56,362	$189,782	$1,726,909	$3,646,994
$46,361,837	$3,348,701	$1,976,378	$80,501	$6,836,875	$14,813,991	$77,115,751
$—	$584,698	$248,635	$—	$—	$4,941,020	$—

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
September 30, 2025

	SPDR S&P Emerging Markets Small Cap ETF	SPDR S&P Global Dividend ETF	SPDR S&P Global Infrastructure ETF	SPDR S&P International Dividend ETF
ASSETS
Investments in unaffiliated issuers, at value*	$719,575,939	$222,902,276	$620,113,341	$481,011,263
Investments in affiliated issuers, at value	23,622,290	13,014,839	33,562,324	37,812,479
Total Investments	743,198,229	235,917,115	653,675,665	518,823,742
Foreign currency, at value	2,255,078	603,229	783,313	1,023,732
Net cash at broker	208,695	74,879	—	—
Cash	17,542	—	—	—
Receivable from broker — accumulated variation margin on futures contracts	98,853	18,480	—	—
Receivable for investments sold	316	7,322,528	21,366,769	—
Dividends receivable — unaffiliated issuers	985,083	856,198	1,636,482	2,015,078
Dividends receivable — affiliated issuers	16,879	1,826	4,085	1,073
Securities lending income receivable — unaffiliated issuers	292,676	11,313	888	14,698
Securities lending income receivable — affiliated issuers	27,142	4,576	2,986	16,379
Receivable for foreign taxes recoverable	58,657	509,439	208,195	1,369,042
TOTAL ASSETS	747,159,150	245,319,583	677,678,383	523,263,744
LIABILITIES
Due to custodian	—	5,054	—	94,890
Payable upon return of securities loaned	16,812,451	12,400,390	31,829,465	37,812,479
Payable for investments purchased	—	7,867,367	23,166,939	206,157
Deferred foreign taxes payable	3,324,980	—	—	37
Advisory fee payable	391,849	73,826	199,958	180,638
Trustees’ fees and expenses payable	369	72	160	94
TOTAL LIABILITIES	20,529,649	20,346,709	55,196,522	38,294,295
NET ASSETS	$726,629,501	$224,972,874	$622,481,861	$484,969,449
NET ASSETS CONSIST OF:
Paid-in capital	$668,437,595	$296,594,079	$570,239,476	$909,186,431
Total distributable earnings (loss)**	58,191,906	(71,621,205)	52,242,385	(424,216,982)
NET ASSETS	$726,629,501	$224,972,874	$622,481,861	$484,969,449
NET ASSET VALUE PER SHARE
Net asset value per share	$67.28	$72.57	$69.55	$42.72
Shares outstanding (unlimited amount authorized, $0.01 par value)	10,800,000	3,100,000	8,950,000	11,351,326
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$633,080,016	$197,349,845	$505,111,535	$445,886,319
Investments in affiliated issuers	23,622,290	13,014,839	33,562,324	37,812,479
Total cost of investments	$656,702,306	$210,364,684	$538,673,859	$483,698,798
Foreign currency, at cost	$2,594,167	$608,632	$785,605	$1,023,394
* Includes investments in securities on loan, at value	$70,496,731	$28,980,352	$37,515,598	$49,402,240
** Includes deferred foreign taxes	$3,314,490	$—	$—	$—
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2025

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI Climate Paris Aligned ETF	SPDR MSCI ACWI ex-US ETF	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$16,378	$1,463	$8,944	$—
Dividend income — unaffiliated issuers	134,615,406	2,725,344	56,046,993	10,911,247
Dividend income — affiliated issuers	39,963	45,791	137,194	12,098
Unaffiliated securities lending income	215,388	6,769	206,445	12,613
Affiliated securities lending income	178,050	9,438	339,911	51,102
Foreign taxes withheld	(11,707,273)	(170,305)	(5,084,435)	(929,699)
TOTAL INVESTMENT INCOME (LOSS)	123,357,912	2,618,500	51,655,052	10,057,361
EXPENSES
Advisory fee	11,897,722	184,998	5,275,032	682,380
Trustees’ fees and expenses	30,888	904	13,032	2,483
Miscellaneous expenses	2,413	1,204	8,310	1,340
TOTAL EXPENSES	11,931,023	187,106	5,296,374	686,203
NET INVESTMENT INCOME (LOSS)	$111,426,889	$2,431,394	$46,358,678	$9,371,158
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(107,240,460)	(1,691,246)	(19,017,793)	(3,838,491)
Investments — affiliated issuers	—	—	—	—
In-kind redemptions — unaffiliated issuers	288,988,920	2,377,948	10,528,560	1,275,231
In-kind redemptions — affiliated issuers	—	363	—	—
Foreign currency transactions	807,485	(15,881)	(712,314)	31,417
Futures contracts	858,695	176,131	1,729,179	—
Net realized gain (loss)	183,414,640	847,315	(7,472,368)	(2,531,843)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	401,661,645	19,856,687	267,085,088	47,848,744
Investments — affiliated issuers	—	7,249	—	—
Foreign currency translations	347,246	3,496	(6,562)	43,181
Futures contracts	300,625	(10,507)	(231,666)	—
Net change in unrealized appreciation/depreciation	402,309,516	19,856,925	266,846,860	47,891,925
NET REALIZED AND UNREALIZED GAIN (LOSS)	585,724,156	20,704,240	259,374,492	45,360,082
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$697,151,045	$23,135,634	$305,733,170	$54,731,240
* Includes foreign capital gain taxes	$—	$(23,927)	$(443)	$—
** Includes foreign deferred taxes	$—	$95,502	$890,191	$—
See accompanying notes to financial statements.

SPDR MSCI EAFE StrategicFactors ETF	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	SPDR MSCI Emerging Markets StrategicFactors ETF	SPDR S&P Emerging Markets ex-China ETF	SPDR MSCI World StrategicFactors ETF	SPDR S&P Emerging Asia Pacific ETF	SPDR S&P Emerging Markets Dividend ETF

$—	$—	$—	$191	$—	$—	$6,615
30,371,318	2,332,481	2,639,217	151,842	3,559,712	8,865,436	41,455,811
17,573	5,009	6,498	2,381	12,517	16,666	122,737
33,315	8,190	3,092	35	4,518	102,105	1,029,143
109,923	3,322	4,213	53	13,122	91,162	61,072
(2,444,593)	(270,288)	(278,253)	(21,105)	(172,432)	(1,239,880)	(4,283,989)
28,087,536	2,078,714	2,374,767	133,397	3,417,437	7,835,489	38,391,389

2,720,445	246,842	124,609	7,430	468,031	1,768,263	3,233,930
7,280	630	337	39	1,210	2,769	4,425
5,644	4,431	3,677	1,754	1,211	287	3,348
2,733,369	251,903	128,623	9,223	470,452	1,771,319	3,241,703
$25,354,167	$1,826,811	$2,246,144	$124,174	$2,946,985	$6,064,170	$35,149,686

2,496,098	1,422,282	749,577	784	(2,232,186)	(1,623,943)	39,572,341
—	—	—	—	(33)	—	—
39,357,184	816,675	516,711	—	9,305,555	4,630,250	—
—	—	—	—	3,580	—	—
8,367	(131,379)	(1,121,013)	(1,409)	13,171	(80,872)	(780,862)
—	—	—	(17,057)	—	—	1,932,425
41,861,649	2,107,578	145,275	(17,682)	7,090,087	2,925,435	40,723,904

30,208,026	10,595,517	269,161	257,083	7,789,242	41,016,610	(11,474,872)
—	—	—	—	9,495	—	—
226,051	(3,438)	(421)	(315)	4,778	(20,074)	74,804
—	—	—	(15,977)	—	—	(15,844)
30,434,077	10,592,079	268,740	240,791	7,803,515	40,996,536	(11,415,912)
72,295,726	12,699,657	414,015	223,109	14,893,602	43,921,971	29,307,992
$97,649,893	$14,526,468	$2,660,159	$347,283	$17,840,587	$49,986,141	$64,457,678
$—	$(290,869)	$(148,494)	$(145)	$—	$(489,421)	$(110,532)
$—	$456,121	$374,961	$—	$—	$1,678,480	$448,427

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended September 30, 2025

	SPDR S&P Emerging Markets Small Cap ETF	SPDR S&P Global Dividend ETF	SPDR S&P Global Infrastructure ETF	SPDR S&P International Dividend ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$6,208	$2,895	$—	$—
Dividend income — unaffiliated issuers	19,310,147	10,705,546	21,157,012	21,344,147
Dividend income — affiliated issuers	130,945	27,340	33,302	25,383
Unaffiliated securities lending income	3,547,365	68,286	9,556	112,300
Affiliated securities lending income	472,414	53,792	26,148	72,182
Foreign taxes withheld	(2,274,757)	(870,874)	(1,208,900)	(2,045,068)
TOTAL INVESTMENT INCOME (LOSS)	21,192,322	9,986,985	20,017,118	19,508,944
EXPENSES
Advisory fee	4,551,607	815,317	2,079,937	1,961,284
Trustees’ fees and expenses	5,368	1,498	3,759	3,076
Miscellaneous expenses	6,622	1,253	4,175	5,220
TOTAL EXPENSES	4,563,597	818,068	2,087,871	1,969,580
NET INVESTMENT INCOME (LOSS)	$16,628,725	$9,168,917	$17,929,247	$17,539,364
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	37,971,897	6,842,991	(1,572,463)	28,717,519
In-kind redemptions — unaffiliated issuers	37,589,672	1,580,299	4,404,983	3,638,486
Foreign currency transactions	(507,698)	65,043	3,150	(447,011)
Futures contracts	1,022,143	269,640	—	—
Net realized gain (loss)	76,076,014	8,757,973	2,835,670	31,908,994
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(28,837,697)	8,334,532	58,968,029	12,051,603
Foreign currency translations	(7,496)	(38)	(10,885)	6,606
Futures contracts	(318,289)	(14,769)	—	—
Net change in unrealized appreciation/depreciation	(29,163,482)	8,319,725	58,957,144	12,058,209
NET REALIZED AND UNREALIZED GAIN (LOSS)	46,912,532	17,077,698	61,792,814	43,967,203
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$63,541,257	$26,246,615	$79,722,061	$61,506,567
* Includes foreign capital gain taxes	$(1,426,754)	$—	$—	$(36)
** Includes foreign deferred taxes	$3,933,414	$—	$—	$—
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR EURO STOXX 50 ETF		SPDR MSCI ACWI Climate Paris Aligned ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/25	Year Ended 9/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$111,426,889	$94,473,554	$2,431,394	$2,443,785
Net realized gain (loss)	183,414,640	128,424,924	847,315	27,308,150
Net change in unrealized appreciation/depreciation	402,309,516	473,883,498	19,856,925	23,679,194
Net increase (decrease) in net assets resulting from operations	697,151,045	696,781,976	23,135,634	53,431,129
Net equalization credits and charges	2,461,895	6,184,401	(96,640)	(328,173)
Distributions to shareholders	(112,647,298)	(99,902,821)	(2,154,965)	(2,797,054)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,276,662,792	1,470,411,138	26,562,215	14,286,162
Cost of shares redeemed	(1,093,962,752)	(551,473,859)	(7,863,713)	(158,886,876)
Net income equalization	(2,461,895)	(6,184,401)	96,640	328,173
Other capital	—	—	4,388	1,664
Net increase (decrease) in net assets from beneficial interest transactions	180,238,145	912,752,878	18,799,530	(144,270,877)
Net increase (decrease) in net assets during the period	767,203,787	1,515,816,434	39,683,559	(93,964,975)
Net assets at beginning of period	3,875,235,271	2,359,418,837	138,475,039	232,440,014
NET ASSETS AT END OF PERIOD	$4,642,439,058	$3,875,235,271	$178,158,598	$138,475,039
SHARES OF BENEFICIAL INTEREST:
Shares sold	23,000,000	28,950,000	700,000	400,000
Shares redeemed	(20,900,000)	(12,050,000)	(200,000)	(4,900,000)
Net increase (decrease) from share transactions	2,100,000	16,900,000	500,000	(4,500,000)
See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF		SPDR MSCI EAFE Fossil Fuel Reserves Free ETF		SPDR MSCI EAFE StrategicFactors ETF
Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/25	Year Ended 9/30/24

$46,358,678	$41,967,638	$9,371,158	$6,936,264	$25,354,167	$26,976,342
(7,472,368)	(13,410,336)	(2,531,843)	(1,240,964)	41,861,649	3,034,431
266,846,860	326,783,027	47,891,925	54,262,210	30,434,077	166,356,665
305,733,170	355,340,329	54,731,240	59,957,510	97,649,893	196,367,438
—	—	268,794	62,149	—	—
(48,068,780)	(43,248,827)	(9,333,548)	(6,708,612)	(28,061,700)	(27,861,709)

230,272,680	—	83,476,180	24,238,860	77,279,504	7,269,959
(33,968,744)	(70,794,293)	(3,968,818)	(8,303,579)	(194,804,984)	(118,145,210)
—	—	(268,794)	(62,149)	—	—
53,106	21,795	1,095	422	2,790	—
196,357,042	(70,772,498)	79,239,663	15,873,554	(117,522,690)	(110,875,251)
454,021,432	241,319,004	124,906,149	69,184,601	(47,934,497)	57,630,478
1,683,986,135	1,442,667,131	292,908,043	223,723,442	983,828,623	926,198,145
$2,138,007,567	$1,683,986,135	$417,814,192	$292,908,043	$935,894,126	$983,828,623

7,400,000	—	1,900,000	600,000	950,000	100,000
(1,200,000)	(2,600,000)	(100,000)	(200,000)	(2,500,000)	(1,650,000)
6,200,000	(2,600,000)	1,800,000	400,000	(1,550,000)	(1,550,000)

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF		SPDR MSCI Emerging Markets StrategicFactors ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/25	Year Ended 9/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,826,811	$1,792,645	$2,246,144	$2,161,000
Net realized gain (loss)	2,107,578	(2,526,435)	145,275	(1,863,798)
Net change in unrealized appreciation/depreciation	10,592,079	19,154,235	268,740	9,568,274
Net increase (decrease) in net assets resulting from operations	14,526,468	18,420,445	2,660,159	9,865,476
Net equalization credits and charges	(54,948)	(31,955)	—	—
Distributions to shareholders	(1,566,580)	(1,735,199)	(1,788,008)	(2,255,522)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	—	—	—	—
Cost of shares redeemed	(11,144,220)	(6,564,858)	(8,720,902)	(4,332,591)
Net income equalization	54,948	31,955	—	—
Other capital	20,254	12,645	14,568	7,289
Net increase (decrease) in net assets from beneficial interest transactions	(11,069,018)	(6,520,258)	(8,706,334)	(4,325,302)
Net increase (decrease) in net assets during the period	1,835,922	10,133,033	(7,834,183)	3,284,652
Net assets at beginning of period	85,659,790	75,526,757	49,341,552	46,056,900
NET ASSETS AT END OF PERIOD	$87,495,712	$85,659,790	$41,507,369	$49,341,552
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	—	—	—
Shares redeemed	(300,000)	(200,000)	(150,000)	(75,000)
Net increase (decrease) from share transactions	(300,000)	(200,000)	(150,000)	(75,000)
See accompanying notes to financial statements.

SPDR S&P Emerging Markets ex-China ETF		SPDR MSCI World StrategicFactors ETF		SPDR S&P Emerging Asia Pacific ETF
Year Ended 9/30/25	For the Period 9/5/24*- 9/30/24	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/25	Year Ended 9/30/24

$124,174	$12,992	$2,946,985	$2,186,308	$6,064,170	$5,692,771
(17,682)	6,540	7,090,087	5,544,647	2,925,435	9,268,798
240,791	158,855	7,803,515	21,425,282	40,996,536	69,901,686
347,283	178,387	17,840,587	29,156,237	49,986,141	84,863,255
—	—	—	—	—	—
(108,467)	—	(2,848,685)	(1,931,529)	(7,266,474)	(8,183,581)

—	5,000,000	35,122,662	43,112,977	37,223,272	15,716,048
—	—	(19,589,311)	(14,697,788)	(23,649,915)	(89,495,195)
—	—	—	—	—	—
—	6,000	129	626	57,680	121,759
—	5,006,000	15,533,480	28,415,815	13,631,037	(73,657,388)
238,816	5,184,387	30,525,382	55,640,523	56,350,704	3,022,286
5,184,387	—	141,671,148	86,030,625	341,353,442	338,331,156
$5,423,203	$5,184,387	$172,196,530	$141,671,148	$397,704,146	$341,353,442

—	200,000	275,000	375,000	300,000	150,000
—	—	(150,000)	(125,000)	(200,000)	(850,000)
—	200,000	125,000	250,000	100,000	(700,000)

*	Commencement of operations.

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Emerging Markets Dividend ETF		SPDR S&P Emerging Markets Small Cap ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/25	Year Ended 9/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$35,149,686	$19,478,037	$16,628,725	$15,254,877
Net realized gain (loss)	40,723,904	32,969,599	76,076,014	51,545,385
Net change in unrealized appreciation/depreciation	(11,415,912)	53,086,308	(29,163,482)	78,107,742
Net increase (decrease) in net assets resulting from operations	64,457,678	105,533,944	63,541,257	144,908,004
Net equalization credits and charges	(1,574,029)	(788,904)	—	—
Distributions to shareholders	(35,283,472)	(15,903,065)	(21,982,443)	(18,047,894)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	361,973,710	183,902,053	54,752,856	22,209,268
Cost of shares redeemed	—	(25,713,253)	(153,237,619)	(158,762,211)
Net income equalization	1,574,029	788,904	—	—
Other capital	308,113	217,440	156,251	270,808
Net increase (decrease) in net assets from beneficial interest transactions	363,855,852	159,195,144	(98,328,512)	(136,282,135)
Net increase (decrease) in net assets during the period	391,456,029	248,037,119	(56,769,698)	(9,422,025)
Net assets at beginning of period	499,449,096	251,411,977	783,399,199	792,821,224
NET ASSETS AT END OF PERIOD	$890,905,125	$499,449,096	$726,629,501	$783,399,199
SHARES OF BENEFICIAL INTEREST:
Shares sold	9,800,000	5,550,000	800,000	400,000
Shares redeemed	—	(750,000)	(2,400,000)	(2,800,000)
Net increase (decrease) from share transactions	9,800,000	4,800,000	(1,600,000)	(2,400,000)
See accompanying notes to financial statements.

SPDR S&P Global Dividend ETF		SPDR S&P Global Infrastructure ETF		SPDR S&P International Dividend ETF
Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/25	Year Ended 9/30/24

$9,168,917	$9,133,367	$17,929,247	$14,477,221	$17,539,364	$18,350,002
8,757,973	(7,747,631)	2,835,670	5,135,164	31,908,994	17,211,814
8,319,725	48,966,356	58,957,144	90,411,070	12,058,209	53,879,554
26,246,615	50,352,092	79,722,061	110,023,455	61,506,567	89,441,370
—	—	—	—	—	—
(9,635,220)	(9,721,323)	(16,644,958)	(15,753,503)	(17,341,386)	(19,481,657)

13,956,668	—	116,435,407	11,255,310	40,280,435	—
(13,060,255)	(42,904,898)	(18,088,306)	(62,276,754)	(43,211,869)	(116,880,664)
—	—	—	—	—	—
6,068	3,562	6,639	—	19,289	42,239
902,481	(42,901,336)	98,353,740	(51,021,444)	(2,912,145)	(116,838,425)
17,513,876	(2,270,567)	161,430,843	43,248,508	41,253,036	(46,878,712)
207,458,998	209,729,565	461,051,018	417,802,510	443,716,413	490,595,125
$224,972,874	$207,458,998	$622,481,861	$461,051,018	$484,969,449	$443,716,413

200,000	—	1,800,000	200,000	1,000,000	—
(200,000)	(725,000)	(300,000)	(1,200,000)	(1,150,000)	(3,350,000)
—	(725,000)	1,500,000	(1,000,000)	(150,000)	(3,350,000)

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR EURO STOXX 50 ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$53.23	$42.21	$31.10	$45.45	$36.40
Income (loss) from investment operations:
Net investment income (loss) (a)	1.50	1.48	1.47	1.30	1.06
Net realized and unrealized gain (loss) (b)	8.65	10.82	10.99	(13.98)	8.77
Total from investment operations	10.15	12.30	12.46	(12.68)	9.83
Net equalization credits and charges (a)	0.03	0.10	0.01	(0.08)	0.12
Other capital	—	—	—	0.00(c)	—
Distributions to shareholders from:
Net investment income	(1.43)	(1.38)	(1.36)	(1.59)	(0.90)
Net asset value, end of period	$61.98	$53.23	$42.21	$31.10	$45.45
Total return (d)	19.40%	29.60%	40.03%	(28.73)%	27.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,642,439	$3,875,235	$2,359,419	$1,279,611	$2,622,326
Ratios to average net assets:
Total expenses	0.29%	0.29%	0.29%	0.30%	0.29%
Net investment income (loss)	2.72%	3.00%	3.43%	3.16%	2.39%
Portfolio turnover rate (e)	10%	6%	12%	8%	11%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI Climate Paris Aligned ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)
Net asset value, beginning of period	$37.43	$28.35	$24.24	$31.40	$25.09
Income (loss) from investment operations:
Net investment income (loss) (b)	0.60	0.46	0.52	0.55	0.53
Net realized and unrealized gain (loss) (c)	4.98	9.19	4.11	(6.37)	6.25
Total from investment operations	5.58	9.65	4.63	(5.82)	6.78
Net equalization credits and charges (b)	(0.02)	(0.06)	(0.01)	0.14	0.02
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.57)	(0.51)	(0.51)	(1.48)	(0.49)
Net asset value, end of period	$42.42	$37.43	$28.35	$24.24	$31.40
Total return (e)	15.05%	34.11%	19.07%	(21.38)%	27.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$178,159	$138,475	$232,440	$206,007	$113,024
Ratios to average net assets:
Total expenses	0.12%	0.13%	0.13%	0.16%	0.24%
Net investment income (loss)	1.58%	1.46%	1.86%	1.89%	1.75%
Portfolio turnover rate (f)	12%	13%	12%	32%	10%
(a)	Effective on April 22, 2022, the SPDR MSCI ACWI Climate Paris Aligned ETF underwent a 4-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI ex-US ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$30.56	$25.00	$21.34	$29.15	$24.01
Income (loss) from investment operations:
Net investment income (loss) (a)	0.81	0.74	0.72	0.77	0.71
Net realized and unrealized gain (loss) (b)	4.35	5.58	3.70	(7.71)	5.05
Total from investment operations	5.16	6.32	4.42	(6.94)	5.76
Other capital	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.84)	(0.76)	(0.76)	(0.87)	(0.62)
Net asset value, end of period	$34.88	$30.56	$25.00	$21.34	$29.15
Total return (d)	17.35%	25.62%	20.80%	(24.46)%	23.98%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,138,008	$1,683,986	$1,442,667	$1,320,709	$1,763,381
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%	0.32%
Net investment income (loss)	2.64%	2.70%	2.85%	2.90%	2.48%
Portfolio turnover rate (e)	3%	4%	4%	2%	5%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23(a)	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)
Net asset value, beginning of period	$43.72	$35.51	$29.33	$41.42	$33.95
Income (loss) from investment operations:
Net investment income (loss) (b)	1.21	1.07	0.97	1.00	1.08
Net realized and unrealized gain (loss) (c)	5.38	8.14	6.62	(11.96)	7.20
Total from investment operations	6.59	9.21	7.59	(10.96)	8.28
Net equalization credits and charges (b)	0.03	0.01	(0.05)	0.04	0.08
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(1.19)	(1.01)	(1.36)	(1.17)	(0.89)
Net asset value, end of period	$49.15	$43.72	$35.51	$29.33	$41.42
Total return (e)	15.51%	26.20%	24.61%	(27.02)%	24.65%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$417,814	$292,908	$223,723	$202,335	$240,241
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.21%	0.20%	0.24%
Net investment income (loss)	2.75%	2.68%	2.73%	2.69%	2.66%
Portfolio turnover rate (f)	4%	5%	4%	8%	6%
(a)	Effective on January 12, 2023, the SPDR MSCI EAFE Fossil Fuel Reserves Free ETF underwent a 2-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE StrategicFactors ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$80.64	$67.36	$56.11	$75.41	$61.74
Income (loss) from investment operations:
Net investment income (loss) (a)	2.24	2.11	2.07	2.09	1.94
Net realized and unrealized gain (loss) (b)	7.53	13.34	11.07	(19.22)	13.19
Total from investment operations	9.77	15.45	13.14	(17.13)	15.13
Other capital	0.00(c)	—	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(2.53)	(2.17)	(1.89)	(2.17)	(1.46)
Net asset value, end of period	$87.88	$80.64	$67.36	$56.11	$75.41
Total return (d)	12.48%	23.22%	23.45%	(23.29)%	24.57%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$935,894	$983,829	$926,198	$687,312	$810,662
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	2.80%	2.86%	3.08%	3.00%	2.65%
Portfolio turnover rate (e)	16%	16%	14%	14%	13%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
	Year Ended 9/30/25(a)	Year Ended 9/30/24(a)	Year Ended 9/30/23(a)	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)
Net asset value, beginning of period	$35.69	$29.05	$26.76	$37.46	$32.76
Income (loss) from investment operations:
Net investment income (loss) (b)	0.78	0.71	0.71	0.73	0.66
Net realized and unrealized gain (loss) (c)	5.86	6.62	2.82	(10.71)	4.53
Total from investment operations	6.64	7.33	3.53	(9.98)	5.19
Net equalization credits and charges (b)	(0.02)	(0.01)	(0.03)	(0.11)	0.04
Other capital	0.01	0.00	0.01	0.03	0.02
Distributions to shareholders from:
Net investment income	(0.66)	(0.68)	(1.22)	(0.64)	(0.55)
Net asset value, end of period	$41.66	$35.69	$29.05	$26.76	$37.46
Total return (d)	19.04%	25.60%	11.20%	(27.26)%	16.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$87,496	$85,660	$75,527	$85,638	$172,318
Ratios to average net assets:
Total expenses	0.31%	0.31%	0.30%	0.30%	0.30%
Net investment income (loss)	2.22%	2.27%	2.40%	2.12%	1.69%
Portfolio turnover rate (e)	22%	3%	9%	8%	11%
(a)	Effective on January 12, 2023, the SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF underwent a 2-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets StrategicFactors ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$63.67	$54.18	$51.37	$68.01	$56.44
Income (loss) from investment operations:
Net investment income (loss) (a)	3.28	2.68	2.36	2.05	1.39
Net realized and unrealized gain (loss) (b)	1.95	9.56	3.25	(16.91)	11.58
Total from investment operations	5.23	12.24	5.61	(14.86)	12.97
Other capital	0.02	0.01	0.01	0.04	0.09
Distributions to shareholders from:
Net investment income	(2.51)	(2.76)	(2.81)	(1.82)	(1.49)
Net asset value, end of period	$66.41	$63.67	$54.18	$51.37	$68.01
Total return (c)	8.84%	23.23%	11.03%	(22.33)%	23.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$41,507	$49,342	$46,057	$39,810	$81,610
Ratios to average net assets:
Total expenses	0.31%	0.31%	0.30%	0.30%	0.30%
Net investment income (loss)	5.41%	4.67%	4.29%	3.26%	2.10%
Portfolio turnover rate (d)	19%	20%	25%	23%	26%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets ex-China ETF
	Year Ended 9/30/25	For the Period 9/5/24*- 9/30/24
Net asset value, beginning of period	$25.92	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.62	0.06
Net realized and unrealized gain (loss) (b)	1.13	0.83
Total from investment operations	1.75	0.89
Other capital	—	0.03
Distributions to shareholders from:
Net investment income	(0.38)	—
Net realized gains	(0.17)	—
Total distributions	(0.55)	—
Net asset value, end of period	$27.12	$25.92
Total return (c)	6.89%	3.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,423	$5,184
Ratios to average net assets:
Total expenses	0.19%	0.15%(d)
Net investment income (loss)	2.50%	3.45%(d)
Portfolio turnover rate (e)	1%	1%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI World StrategicFactors ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$128.79	$101.21	$85.01	$103.50	$83.48
Income (loss) from investment operations:
Net investment income (loss) (a)	2.46	2.22	2.09	2.04	1.83
Net realized and unrealized gain (loss) (b)	11.72	27.27	16.03	(18.49)	19.90
Total from investment operations	14.18	29.49	18.12	(16.45)	21.73
Other capital	0.00(c)	0.00(c)	0.00(c)	0.00(c)	—
Distributions to shareholders from:
Net investment income	(2.40)	(1.91)	(1.92)	(2.04)	(1.71)
Net asset value, end of period	$140.57	$128.79	$101.21	$85.01	$103.50
Total return (d)	11.19%	29.37%	21.40%	(16.24)%	26.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$172,197	$141,671	$86,031	$59,509	$51,752
Ratios to average net assets:
Total expenses	0.30%	0.31%	0.32%	0.30%	0.30%
Net investment income (loss)	1.89%	1.92%	2.12%	2.03%	1.88%
Portfolio turnover rate (e)	16%	18%	14%	13%	25%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Asia Pacific ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$124.13	$98.07	$90.49	$124.88	$110.29
Income (loss) from investment operations:
Net investment income (loss) (a)	2.05	1.82	2.13	2.17	1.69
Net realized and unrealized gain (loss) (b)	15.79	26.76	8.03	(33.17)	14.53
Total from investment operations	17.84	28.58	10.16	(31.00)	16.22
Other capital	0.02	0.04	0.02	0.03	0.06
Distributions to shareholders from:
Net investment income	(2.44)	(2.56)	(2.60)	(3.42)	(1.69)
Net asset value, end of period	$139.55	$124.13	$98.07	$90.49	$124.88
Total return (c)	14.70%	29.77%	11.28%	(25.42)%	14.73%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$397,704	$341,353	$338,331	$334,812	$599,447
Ratios to average net assets:
Total expenses	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	1.68%	1.73%	2.16%	1.92%	1.31%
Portfolio turnover rate (d)	6%	5%	9%	2%	17%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Dividend ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$37.69	$29.75	$22.42	$29.82	$24.29
Income (loss) from investment operations:
Net investment income (loss) (a)	1.97	1.70	1.45	1.12	1.05
Net realized and unrealized gain (loss) (b)	0.81	7.56	7.25	(7.18)	5.51
Total from investment operations	2.78	9.26	8.70	(6.06)	6.56
Net equalization credits and charges (a)	(0.09)	(0.07)	0.03	(0.03)	(0.01)
Other capital	0.02	0.02	0.00(c)	0.01	0.00(c)
Distributions to shareholders from:
Net investment income	(1.75)	(1.27)	(1.40)	(1.32)	(1.02)
Net asset value, end of period	$38.65	$37.69	$29.75	$22.42	$29.82
Total return (d)	7.39%	31.24%	39.27%	(20.86)%	26.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$890,905	$499,449	$251,412	$180,460	$295,201
Ratios to average net assets:
Total expenses	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	5.33%	5.07%	5.47%	3.94%	3.63%
Portfolio turnover rate (e)	90%	98%	99%	71%	75%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Small Cap ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$63.18	$53.57	$45.63	$59.20	$44.37
Income (loss) from investment operations:
Net investment income (loss) (a)	1.44	1.10	1.34	1.47	1.09
Net realized and unrealized gain (loss) (b)	4.54	9.76	7.90	(13.23)	14.99
Total from investment operations	5.98	10.86	9.24	(11.76)	16.08
Contribution from affiliate (Note 5)	—	—	0.00(c)	—	—
Other capital	0.01	0.02	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(1.89)	(1.27)	(1.31)	(1.82)	(1.26)
Net asset value, end of period	$67.28	$63.18	$53.57	$45.63	$59.20
Total return (d)	9.87%	20.61%	20.50%(e)	(20.33)%	36.48%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$726,630	$783,399	$792,821	$552,177	$651,163
Ratios to average net assets:
Total expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	2.37%	1.95%	2.62%	2.70%	1.97%
Portfolio turnover rate (f)	25%	26%	29%	23%	42%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended September 30, 2023, the total return would have remained 20.50%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Dividend ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$66.92	$54.83	$53.52	$65.92	$53.12
Income (loss) from investment operations:
Net investment income (loss) (a)	3.02	2.67	2.91	2.92	2.90
Net realized and unrealized gain (loss) (b)	5.77	12.33	1.35	(12.21)	13.07
Total from investment operations	8.79	15.00	4.26	(9.29)	15.97
Other capital	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(3.14)	(2.91)	(2.95)	(3.11)	(3.18)
Net asset value, end of period	$72.57	$66.92	$54.83	$53.52	$65.92
Total return (d)	13.56%	28.02%	7.87%	(14.69)%	30.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$224,973	$207,459	$209,730	$216,737	$322,998
Ratios to average net assets:
Total expenses	0.40%	0.41%	0.41%	0.40%	0.40%
Net investment income (loss)	4.50%	4.49%	4.99%	4.49%	4.46%
Portfolio turnover rate (e)	52%	56%	71%	49%	49%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Infrastructure ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$61.89	$49.44	$48.01	$52.87	$44.29
Income (loss) from investment operations:
Net investment income (loss) (a)	2.20	1.90	1.72	1.42	1.46
Net realized and unrealized gain (loss) (b)	7.48	12.62	1.37	(4.73)	8.36
Total from investment operations	9.68	14.52	3.09	(3.31)	9.82
Other capital	0.00(c)	—	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(2.02)	(2.07)	(1.66)	(1.55)	(1.24)
Net asset value, end of period	$69.55	$61.89	$49.44	$48.01	$52.87
Total return (d)	16.03%	29.98%	6.24%	(6.63)%	22.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$622,482	$461,051	$417,803	$489,707	$438,813
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	3.45%	3.54%	3.24%	2.60%	2.84%
Portfolio turnover rate (e)	10%	14%	21%	14%	14%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Dividend ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$38.58	$33.03	$29.02	$38.11	$33.70
Income (loss) from investment operations:
Net investment income (loss) (a)	1.58	1.40	1.42	1.50	1.34
Net realized and unrealized gain (loss) (b)	4.11	5.71	3.98	(8.88)	4.44
Total from investment operations	5.69	7.11	5.40	(7.38)	5.78
Other capital	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.55)	(1.56)	(1.39)	(1.71)	(1.37)
Net asset value, end of period	$42.72	$38.58	$33.03	$29.02	$38.11
Total return (d)	15.09%	21.95%	18.58%	(19.98)%	17.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$484,969	$443,716	$490,595	$460,070	$632,730
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.46%	0.45%	0.45%
Net investment income (loss)	4.02%	4.00%	4.23%	4.06%	3.52%
Portfolio turnover rate (e)	70%	61%	64%	71%	54%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of September 30, 2025, the Trust consists of twenty-five (25) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI ACWI ex-US ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR S&P Emerging Markets ex-China ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P Global Dividend ETF
SPDR S&P Global Infrastructure ETF
SPDR S&P International Dividend ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exception of the SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF which is a non-diversified investment company.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2025, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in U.S. real estate investment trusts (“U.S. REITs”). U.S. REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the U.S. REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Fund and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2025, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
As a result of several court cases, in certain countries across the European Union (“EU”), certain Funds filed for additional tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for such EU reclaims is reflected in the Statement of Operations and presented separately as EU reclaims in cases where such reclaims exceed 5% of total investment income. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
For U.S. income tax purposes, EU reclaims received by a Fund, if any, reduce the amounts of foreign taxes the Fund’s shareholders can use as tax credits in their individual income tax returns. In the event that EU reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and the Fund previously passed foreign tax credit on to its shareholders, a Fund will enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of a Fund’s shareholders.
Equalization
Certain Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

The following Funds utilized equalization during the year ended September 2025:
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR S&P Emerging Markets Dividend ETF
Distributions
The following Funds declare and distribute from net investment income, if any, to its shareholders quarterly:
SPDR EURO STOXX 50 ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Global Dividend ETF
SPDR S&P International Dividend ETF
The following Funds declare and distribute from net investment income, if any, to their shareholders semi-annually:
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI ACWI ex-US ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR S&P Emerging Markets ex-China ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P Global Infrastructure ETF
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended September 30, 2025, the Funds included in the tables below entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

The following tables summarize the value of the Fund's derivative instruments as of September 30, 2025, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR EURO STOXX 50 ETF
Futures Contracts	$—	$—	$—	$301,064	$—	$301,064
SPDR MSCI ACWI Climate Paris Aligned ETF
Futures Contracts	—	—	—	8,541	—	8,541
SPDR MSCI ACWI ex-US ETF
Futures Contracts	—	—	—	96,657	—	96,657
SPDR S&P Emerging Markets ex-China ETF
Futures Contracts	—	—	—	775	—	775
SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	—	—	—	87,432	—	87,432
SPDR S&P Emerging Markets Small Cap ETF
Futures Contracts	—	—	—	98,853	—	98,853
SPDR S&P Global Dividend ETF
Futures Contracts	—	—	—	18,480	—	18,480
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR EURO STOXX 50 ETF
Futures Contracts	$—	$—	$—	$858,695	$—	$858,695
SPDR MSCI ACWI Climate Paris Aligned ETF
Futures Contracts	—	—	—	176,131	—	176,131
SPDR MSCI ACWI ex-US ETF
Futures Contracts	—	—	—	1,729,179	—	1,729,179
SPDR S&P Emerging Markets ex-China ETF
Futures Contracts	—	—	—	(17,057)	—	(17,057)
SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	—	—	—	1,932,425	—	1,932,425
SPDR S&P Emerging Markets Small Cap ETF
Futures Contracts	—	—	—	1,022,143	—	1,022,143
SPDR S&P Global Dividend ETF
Futures Contracts	—	—	—	269,640	—	269,640

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR EURO STOXX 50 ETF
Futures Contracts	$—	$—	$—	$300,625	$—	$300,625
SPDR MSCI ACWI Climate Paris Aligned ETF
Futures Contracts	—	—	—	(10,507)	—	(10,507)
SPDR MSCI ACWI ex-US ETF
Futures Contracts	—	—	—	(231,666)	—	(231,666)
SPDR S&P Emerging Markets ex-China ETF
Futures Contracts	—	—	—	(15,977)	—	(15,977)
SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	—	—	—	(15,844)	—	(15,844)
SPDR S&P Emerging Markets Small Cap ETF
Futures Contracts	—	—	—	(318,289)	—	(318,289)
SPDR S&P Global Dividend ETF
Futures Contracts	—	—	—	(14,769)	—	(14,769)
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR EURO STOXX 50 ETF	0.29%
SPDR MSCI ACWI Climate Paris Aligned ETF	0.12
SPDR MSCI ACWI ex-US ETF	0.30
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	0.20
SPDR MSCI EAFE StrategicFactors ETF	0.30
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	0.30
SPDR MSCI Emerging Markets StrategicFactors ETF	0.30
SPDR S&P Emerging Markets ex-China ETF	0.15
SPDR MSCI World StrategicFactors ETF	0.30
SPDR S&P Emerging Asia Pacific ETF	0.49
SPDR S&P Emerging Markets Dividend ETF	0.49
SPDR S&P Emerging Markets Small Cap ETF	0.65
SPDR S&P Global Dividend ETF	0.40
SPDR S&P Global Infrastructure ETF	0.40
SPDR S&P International Dividend ETF	0.45
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2026. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2026 except with the approval of the Board.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to a Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended September 30, 2025, are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended September 30, 2025, were as follows:
	Purchases	Sales
SPDR EURO STOXX 50 ETF	$410,376,449	$424,343,234
SPDR MSCI ACWI Climate Paris Aligned ETF	20,557,732	18,408,363
SPDR MSCI ACWI ex-US ETF	93,269,502	51,228,207
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	23,911,139	14,949,449

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

	Purchases	Sales
SPDR MSCI EAFE StrategicFactors ETF	$148,532,048	$153,320,289
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	17,943,126	25,214,676
SPDR MSCI Emerging Markets StrategicFactors ETF	7,813,591	14,493,584
SPDR S&P Emerging Markets ex-China ETF	1,730,965	55,080
SPDR MSCI World StrategicFactors ETF	26,660,416	24,595,351
SPDR S&P Emerging Asia Pacific ETF	38,693,765	23,506,897
SPDR S&P Emerging Markets Dividend ETF	850,426,070	591,729,926
SPDR S&P Emerging Markets Small Cap ETF	176,929,386	202,977,765
SPDR S&P Global Dividend ETF	108,635,974	105,181,466
SPDR S&P Global Infrastructure ETF	67,890,103	54,325,280
SPDR S&P International Dividend ETF	302,409,066	302,491,724
For the year ended September 30, 2025, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR EURO STOXX 50 ETF	$1,276,554,493	$1,093,917,639	$288,988,920
SPDR MSCI ACWI Climate Paris Aligned ETF	23,851,256	7,181,321	2,378,311
SPDR MSCI ACWI ex-US ETF	174,157,562	29,208,527	10,528,560
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	73,703,670	3,963,386	1,275,231
SPDR MSCI EAFE StrategicFactors ETF	74,095,685	190,053,676	39,357,184
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	—	4,055,862	816,675
SPDR MSCI Emerging Markets StrategicFactors ETF	—	2,906,937	516,711
SPDR MSCI World StrategicFactors ETF	34,215,156	20,818,003	9,309,135
SPDR S&P Emerging Asia Pacific ETF	7,698,186	11,440,195	4,630,250
SPDR S&P Emerging Markets Dividend ETF	97,046,080	—	—
SPDR S&P Emerging Markets Small Cap ETF	—	81,419,113	37,589,672
SPDR S&P Global Dividend ETF	10,924,651	12,239,819	1,580,299
SPDR S&P Global Infrastructure ETF	102,868,176	18,064,993	4,404,983
SPDR S&P International Dividend ETF	35,961,111	38,873,313	3,638,486
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book tax differences will reverse in the future. These book tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, foreign currency gains and losses, foreign capital gains taxes, real estate investment trusts, in-kind transactions, futures contracts, corporate actions, passive foreign investment companies, distributions in excess of current earnings, wash sale loss deferrals and partnership basis adjustments.
The tax character of distributions paid during the year ended September 30, 2025, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR EURO STOXX 50 ETF	$112,647,298	$—	$112,647,298
SPDR MSCI ACWI Climate Paris Aligned ETF	2,154,965	—	2,154,965
SPDR MSCI ACWI ex-US ETF	48,068,780	—	48,068,780
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	9,333,548	—	9,333,548
SPDR MSCI EAFE StrategicFactors ETF	28,061,700	—	28,061,700
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	1,566,580	—	1,566,580
SPDR MSCI Emerging Markets StrategicFactors ETF	1,788,008	—	1,788,008
SPDR S&P Emerging Markets ex-China ETF	88,320	20,147	108,467
SPDR MSCI World StrategicFactors ETF	2,848,685	—	2,848,685
SPDR S&P Emerging Asia Pacific ETF	7,266,474	—	7,266,474
SPDR S&P Emerging Markets Dividend ETF	35,283,472	—	35,283,472
SPDR S&P Emerging Markets Small Cap ETF	21,982,443	—	21,982,443
SPDR S&P Global Dividend ETF	9,635,220	—	9,635,220
SPDR S&P Global Infrastructure ETF	16,644,958	—	16,644,958
SPDR S&P International Dividend ETF	17,341,386	—	17,341,386
The tax character of distributions paid during the year ended September 30, 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR EURO STOXX 50 ETF	$ 99,902,821	$ —	$ 99,902,821
SPDR MSCI ACWI Climate Paris Aligned ETF	2,797,054	—	2,797,054
SPDR MSCI ACWI ex-US ETF	43,248,827	—	43,248,827
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	6,708,612	—	6,708,612
SPDR MSCI EAFE StrategicFactors ETF	27,861,709	—	27,861,709
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	1,735,199	—	1,735,199
SPDR MSCI Emerging Markets StrategicFactors ETF	2,255,522	—	2,255,522
SPDR MSCI World StrategicFactors ETF	1,931,529	—	1,931,529
SPDR S&P Emerging Asia Pacific ETF	8,183,581	—	8,183,581
SPDR S&P Emerging Markets Dividend ETF	15,903,065	—	15,903,065

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P Emerging Markets Small Cap ETF	$18,047,894	$—	$18,047,894
SPDR S&P Global Dividend ETF	9,721,323	—	9,721,323
SPDR S&P Global Infrastructure ETF	15,753,503	—	15,753,503
SPDR S&P International Dividend ETF	19,481,657	—	19,481,657
At September 30, 2025, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR EURO STOXX 50 ETF	$39,213,730	$(831,406,776)	$—	$743,102,954	$(49,090,092)
SPDR MSCI ACWI Climate Paris Aligned ETF	2,166,076	(16,835,891)	—	43,404,506	28,734,691
SPDR MSCI ACWI ex-US ETF	28,568,876	(231,603,114)	—	508,504,669	305,470,431
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	5,723,375	(18,199,258)	—	80,942,460	68,466,577
SPDR MSCI EAFE StrategicFactors ETF	10,263,075	(91,687,677)	—	143,815,062	62,390,460
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	1,393,236	(10,789,088)	—	20,542,616	11,146,764
SPDR MSCI Emerging Markets StrategicFactors ETF	—	(10,921,672)	—	9,244,256	(1,677,416)
SPDR S&P Emerging Markets ex-China ETF	93,866	(32,106)	—	355,443	417,203
SPDR MSCI World StrategicFactors ETF	1,188,734	(6,054,789)	—	40,623,009	35,756,954
SPDR S&P Emerging Asia Pacific ETF	3,066,519	(59,767,561)	—	95,674,164	38,973,122
SPDR S&P Emerging Markets Dividend ETF	3,139,927	(190,992,818)	—	27,557,770	(160,295,121)
SPDR S&P Emerging Markets Small Cap ETF	14,379,743	(19,909,193)	—	63,721,356	58,191,906
SPDR S&P Global Dividend ETF	1,594,073	(95,920,475)	—	22,705,197	(71,621,205)
SPDR S&P Global Infrastructure ETF	2,012,465	(62,734,400)	—	112,964,320	52,242,385
SPDR S&P International Dividend ETF	7,542,942	(461,792,529)	—	30,032,605	(424,216,982)
As of September 30, 2025, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR EURO STOXX 50 ETF	$81,547,601	$749,859,175
SPDR MSCI ACWI Climate Paris Aligned ETF	4,124,024	12,711,867
SPDR MSCI ACWI ex-US ETF	16,442,734	215,160,380
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	2,896,046	15,303,212
SPDR MSCI EAFE StrategicFactors ETF	14,574,476	77,113,201
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	3,263,662	7,525,426
SPDR MSCI Emerging Markets StrategicFactors ETF	7,841,636	3,080,036
SPDR S&P Emerging Markets ex-China ETF	11,825	20,281
SPDR MSCI World StrategicFactors ETF	1,339,573	4,715,216
SPDR S&P Emerging Asia Pacific ETF	12,694,420	47,073,141
SPDR S&P Emerging Markets Dividend ETF	63,209,754	127,783,064
SPDR S&P Emerging Markets Small Cap ETF	—	19,909,193
SPDR S&P Global Dividend ETF	54,833,215	41,087,260
SPDR S&P Global Infrastructure ETF	10,392,851	52,341,549
SPDR S&P International Dividend ETF	187,136,377	274,656,152

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

As of September 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR EURO STOXX 50 ETF	$3,910,761,965	$947,989,938	$204,915,846	$743,074,092
SPDR MSCI ACWI Climate Paris Aligned ETF	138,378,906	50,430,139	6,958,413	43,471,726
SPDR MSCI ACWI ex-US ETF	1,681,827,575	656,918,542	144,262,339	512,656,203
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	346,151,586	102,206,419	21,340,322	80,866,097
SPDR MSCI EAFE StrategicFactors ETF	813,648,811	191,638,906	48,302,614	143,336,292
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	67,839,325	30,027,109	8,901,369	21,125,740
SPDR MSCI Emerging Markets StrategicFactors ETF	32,900,357	13,008,732	3,493,223	9,515,509
SPDR S&P Emerging Markets ex-China ETF	5,065,556	811,941	456,315	355,626
SPDR MSCI World StrategicFactors ETF	135,844,113	44,213,948	3,603,347	40,610,601
SPDR S&P Emerging Asia Pacific ETF	300,783,019	161,139,909	60,517,507	100,622,402
SPDR S&P Emerging Markets Dividend ETF	878,085,274	57,049,653	29,597,591	27,452,062
SPDR S&P Emerging Markets Small Cap ETF	675,976,243	138,730,409	71,409,877	67,320,532
SPDR S&P Global Dividend ETF	213,272,159	29,252,968	6,589,561	22,663,407
SPDR S&P Global Infrastructure ETF	540,718,326	127,365,817	14,408,478	112,957,339
SPDR S&P International Dividend ETF	488,904,103	41,675,700	11,756,061	29,919,639
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of September 30, 2025, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of September 30, 2025:
Funds	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR EURO STOXX 50 ETF	$ 27,769,934	$ 29,592,972	$ —	$ 29,592,972
SPDR MSCI ACWI Climate Paris Aligned ETF	6,968,604	4,090,279	3,196,396	7,286,675
SPDR MSCI ACWI ex-US ETF	121,111,079	67,869,177	58,911,485	126,780,662
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	22,647,751	11,344,922	12,461,762	23,806,684
SPDR MSCI EAFE StrategicFactors ETF	46,361,837	30,223,860	18,441,695	48,665,555
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	3,348,701	1,254,015	2,248,634	3,502,649

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

Funds	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR MSCI Emerging Markets StrategicFactors ETF	$1,976,378	$980,338	$1,079,162	$2,059,500
SPDR S&P Emerging Markets ex-China ETF	80,501	63,957	20,747	84,704
SPDR MSCI World StrategicFactors ETF	6,836,875	4,798,169	2,363,416	7,161,585
SPDR S&P Emerging Asia Pacific ETF	14,813,991	755,464	14,972,582	15,728,046
SPDR S&P Emerging Markets Dividend ETF	77,115,751	21,747,232	59,976,083	81,723,315
SPDR S&P Emerging Markets Small Cap ETF	70,496,731	16,812,451	59,394,213	76,206,664
SPDR S&P Global Dividend ETF	28,980,352	12,400,390	18,096,259	30,496,649
SPDR S&P Global Infrastructure ETF	37,515,598	31,829,465	7,440,033	39,269,498
SPDR S&P International Dividend ETF	49,402,240	37,812,479	14,086,815	51,899,294
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of September 30, 2025:
		Remaining Contractual Maturity of the Agreements as of September 30, 2025
Funds	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR EURO STOXX 50 ETF	Common Stocks	$29,592,972	$—	$—	$—	$29,592,972	$29,592,972
SPDR MSCI ACWI Climate Paris Aligned ETF	Common Stocks	4,089,763	—	—	—	4,089,763	4,089,763
SPDR MSCI ACWI Climate Paris Aligned ETF	Rights	516	—	—	—	516	516
SPDR MSCI ACWI ex-US ETF	Common Stocks	67,869,177	—	—	—	67,869,177	67,869,177
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	Common Stocks	11,344,922	—	—	—	11,344,922	11,344,922
SPDR MSCI EAFE StrategicFactors ETF	Common Stocks	30,223,860	—	—	—	30,223,860	30,223,860
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	Common Stocks	1,254,015	—	—	—	1,254,015	1,254,015
SPDR MSCI Emerging Markets StrategicFactors ETF	Common Stocks	980,338	—	—	—	980,338	980,338
SPDR S&P Emerging Markets Ex-China ETF	Common Stocks	63,957	—	—	—	63,957	63,957
SPDR MSCI World StrategicFactors ETF	Common Stocks	4,798,124	—	—	—	4,798,124	4,798,124
SPDR MSCI World StrategicFactors ETF	Rights	44	—	—	—	44	44
SPDR MSCI World StrategicFactors ETF	Warrants	1	—	—	—	1	1
SPDR S&P Emerging Asia Pacific ETF	Common Stocks	755,464	—	—	—	755,464	755,464
SPDR S&P Emerging Markets Dividend ETF	Common Stocks	21,747,232	—	—	—	21,747,232	21,747,232
SPDR S&P Emerging Markets Small Cap ETF	Common Stocks	16,812,451	—	—	—	16,812,451	16,812,451
SPDR S&P Global Dividend ETF	Common Stocks	12,400,390	—	—	—	12,400,390	12,400,390
SPDR S&P Global Infrastructure ETF	Common Stocks	31,829,465	—	—	—	31,829,465	31,829,465

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

		Remaining Contractual Maturity of the Agreements as of September 30, 2025
Funds	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P International Dividend ETF	Common Stocks	$37,812,479	$—	$—	$—	$37,812,479	$37,812,479
11.    Line of Credit
Certain Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $194.29 million of a $1.36 billion ($180 million of $1.26 billion prior to November 1, 2024 and $180 million of $960 million prior to October 3, 2024) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
Effective October 2, 2025, the Fund and other Participants have access to $210 million of a $1.425 billion revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2026 unless extended or renewed.
The following Funds participate in the credit facility as of September 30, 2025:
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI ACWI ex-US ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P International Dividend ETF
The Funds had no outstanding loans as of September 30, 2025.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
12.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
Each Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR INDEX SHARES FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SPDR EURO STOXX 50 ETF, SPDR MSCI ACWI Climate Paris Aligned ETF, SPDR MSCI ACWI ex-US ETF, SPDR MSCI EAFE Fossil Fuel Reserves Free ETF, SPDR MSCI EAFE StrategicFactors ETF, SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF, SPDR MSCI Emerging Markets StrategicFactors ETF, SPDR S&P Emerging Markets ex-China ETF, SPDR MSCI World StrategicFactors ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR S&P Global Dividend ETF, SPDR S&P Global Infrastructure ETF and SPDR S&P International Dividend ETF and the Board of Trustees of SPDR® Index Shares Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR EURO STOXX 50 ETF, SPDR MSCI ACWI Climate Paris Aligned ETF, SPDR MSCI ACWI ex-US ETF, SPDR MSCI EAFE Fossil Fuel Reserves Free ETF, SPDR MSCI EAFE StrategicFactors ETF, SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF, SPDR MSCI Emerging Markets StrategicFactors ETF, SPDR S&P Emerging Markets ex-China ETF, SPDR MSCI World StrategicFactors ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR S&P Global Dividend ETF, SPDR S&P Global Infrastructure ETF and SPDR S&P International Dividend ETF (collectively referred to as the “Funds”) (fifteen of the funds constituting SPDR® Index Shares Funds (the “Trust”)), including the schedules of investments, as of September 30, 2025, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (fifteen of the funds constituting SPDR® Index Shares Funds) at September 30, 2025, and the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual Fund constituting the SPDR® Index Shares Funds	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI ACWI ex-US ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P Global Dividend ETF
SPDR S&P Global Infrastructure ETF
SPDR S&P International Dividend ETF	For the year ended September 30, 2024	For each of the two years in the period ended September 30, 2024	For each of the five years in the period ended September 30, 2024
SPDR S&P Emerging Markets ex-China ETF	For the period from September 5, 2024 (commencement of operations) through September 30, 2024

SPDR INDEX SHARES FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  (continued)

Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
November 25, 2025

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
September 30, 2025 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2025.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2025 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Long Term Capital Gain Distributions
Long term capital gains dividends were paid from the following Fund during the fiscal year ended September 30, 2025:
Amount
SPDR S&P Emerging Markets ex-China ETF	$20,147
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the year ended September 30, 2025, the total amount of foreign taxes that will be passed through are:
Amount
SPDR EURO STOXX 50 ETF	$8,467,055
SPDR MSCI ACWI ex-US ETF	3,606,316
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	515,741
SPDR MSCI EAFE StrategicFactors ETF	1,769,343
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	535,225
SPDR MSCI Emerging Markets StrategicFactors ETF	387,768
SPDR S&P Emerging Markets ex-China ETF	19,882
SPDR S&P Emerging Asia Pacific ETF	1,678,306
SPDR S&P Emerging Markets Dividend ETF	3,871,018
SPDR S&P Emerging Markets Small Cap ETF	2,976,462
SPDR S&P Global Dividend ETF	452,742
SPDR S&P Global Infrastructure ETF	888,453
SPDR S&P International Dividend ETF	1,375,540

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2025 (Unaudited)

The amount of foreign source income earned on the following Funds during the year ended September 30, 2025 was as follows:
Amount
SPDR EURO STOXX 50 ETF	$134,580,585
SPDR MSCI ACWI ex-US ETF	56,000,148
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	10,903,043
SPDR MSCI EAFE StrategicFactors ETF	30,355,805
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	2,326,637
SPDR MSCI Emerging Markets StrategicFactors ETF	2,639,240
SPDR S&P Emerging Markets ex-China ETF	151,616
SPDR S&P Emerging Asia Pacific ETF	8,844,328
SPDR S&P Emerging Markets Dividend ETF	41,457,330
SPDR S&P Emerging Markets Small Cap ETF	19,370,295
SPDR S&P Global Dividend ETF	8,571,248
SPDR S&P Global Infrastructure ETF	15,237,608
SPDR S&P International Dividend ETF	21,341,206

SPDR INDEX SHARES
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
September 30, 2025 (Unaudited)

Board Considerations Regarding Renewal of Investment Advisory Agreement
At a meeting held on May 14-15, 2025, the Board of Trustees of the Trust (the “Board”) evaluated a proposal to approve for an additional one year period the Investment Advisory Agreement between the SPDR Index Shares Funds (the “Trust” or “SIS”) and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series of SIS (the “Advisory Agreement” or “Agreement”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. The Board submitted additional questions and met with representatives of the Adviser and affiliated service providers both on April 17th and again on May 13th to discuss matters related to the Board’s evaluation of the Advisory Agreement and provide the Trustees an opportunity to ask additional questions. In deciding whether to approve the Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, the proposed cost of those services in relation to the services provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the SPDR ETFs, and extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Investment Management (formerly known as “State Street Global Advisors”), through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity and fixed income exchange-traded funds with index-based investment objectives, as well as actively managed exchange-traded funds. The Board also considered the Adviser’s role in overseeing third party sub-advisers, as applicable.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for the actively managed funds. The Board focused on the extent to which each index-based SPDR ETF achieved its objective as a passively managed index fund and reviewed information regarding such SPDR ETF’s index tracking. To the extent such tracking was not consistent with management’s expectations, the Trustees sought additional information about steps being taken to address the positive or negative tracking differences.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on each SPDR ETF’s historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss with representatives of the Adviser and State Street Investment Management, methodologies used in computing costs that formed the bases of profitability calculations.

SPDR INDEX SHARES
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
September 30, 2025 (Unaudited)

Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity or fixed income indexes with respect to each series of SIS. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (Broadridge) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds, which may include characteristics of a Fund’s investment strategy that differ from such other similar funds. In their assessment of the reasonableness of the fee, the Trustees noted that the fees for many services to the Funds are paid from the unitary fee.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trusts.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF does not provide for breakpoints as assets of the SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees initially, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement for each SPDR ETF. In approving the continuance of the Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Advisory Agreement are fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly for those SPDR ETFs measured against an index, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of under performance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trusts’ relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trusts. The Independent Trustees were advised by their independent counsel throughout the process.

Annual Financial Statements and Other Information
September 30, 2025
SPDR® Index Shares Funds
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR Portfolio Developed World ex-US ETF
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Europe ETF
SPDR Portfolio MSCI Global Stock Market ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 2.8%
Centuria Industrial REIT	394,928	$913,467
Charter Hall Long Wale REIT	491,026	1,431,881
Charter Hall Retail REIT	381,585	1,044,458
Dexus REIT	793,633	3,776,537
GPT Group REIT	1,414,399	5,033,799
National Storage REIT	1,022,656	1,592,748
Region Group REIT	852,045	1,349,615
Scentre Group REIT	3,850,384	10,411,512
Vicinity Ltd. REIT (a)	2,863,363	4,782,187
Waypoint REIT Ltd.	494,623	885,091
		31,221,295
BELGIUM — 0.8%
Aedifica SA REIT	35,038	2,595,746
Cofinimmo SA REIT	28,691	2,487,940
Warehouses De Pauw CVA REIT	139,005	3,475,680
		8,559,366
BRAZIL — 0.2%
Allos SA	258,759	1,255,034
Iguatemi SA	92,815	426,643
Multiplan Empreendimentos Imobiliarios SA	205,790	1,123,710
		2,805,387
CANADA — 0.8%
Boardwalk Real Estate Investment Trust	17,660	877,415
Canadian Apartment Properties REIT	56,397	1,649,675
Dream Industrial Real Estate Investment Trust	104,553	934,019
First Capital Real Estate Investment Trust	79,340	1,127,319
Granite Real Estate Investment Trust	22,742	1,263,935
H&R Real Estate Investment Trust	99,056	800,906
RioCan Real Estate Investment Trust	109,948	1,497,423
SmartCentres Real Estate Investment Trust	52,629	1,011,805
		9,162,497
FINLAND — 0.2%
Kojamo OYJ (a) (b)	135,508	1,727,557
FRANCE — 2.0%
Covivio SA REIT	40,349	2,711,856
Gecina SA REIT	38,504	3,859,159
Klepierre SA REIT	163,168	6,357,513
Unibail-Rodamco-Westfield REIT (b)	90,429	9,503,363
		22,431,891
GERMANY — 0.6%
Aroundtown SA (b)	520,323	1,995,542
Security Description	Shares	Value
LEG Immobilien SE	54,967	$4,372,487
		6,368,029
HONG KONG — 1.5%
Hang Lung Properties Ltd.	1,286,135	1,443,108
Link REIT	1,912,588	9,832,852
Swire Properties Ltd.	720,400	2,049,979
Wharf Real Estate Investment Co. Ltd.	1,190,000	3,517,814
		16,843,753
ISRAEL — 0.2%
Azrieli Group Ltd.	26,800	2,666,614
JAPAN — 8.8%
Activia Properties, Inc. REIT	1,581	1,440,922
Advance Residence Investment Corp. REIT	2,156	2,424,834
AEON REIT Investment Corp.	1,264	1,110,071
Comforia Residential REIT, Inc.	532	1,170,735
Daiwa House REIT Investment Corp.	3,384	2,887,118
Daiwa Office Investment Corp. REIT	510	1,260,453
Daiwa Securities Living Investments Corp. REIT	1,823	1,325,728
Frontier Real Estate Investment Corp. REIT	1,949	1,178,493
Global One Real Estate Investment Corp. REIT	746	722,335
GLP J-Reit	3,539	3,270,972
Hoshino Resorts REIT, Inc.	430	784,094
Hulic Co. Ltd.	499,100	5,474,774
Hulic Reit, Inc.	928	1,065,078
Industrial & Infrastructure Fund Investment Corp. REIT	1,915	1,760,890
Invincible Investment Corp. REIT	5,634	2,571,226
Japan Excellent, Inc. REIT	882	867,159
Japan Hotel REIT Investment Corp.	3,840	2,319,315
Japan Logistics Fund, Inc. REIT	2,094	1,386,689
Japan Metropolitan Fund Invest REIT	5,309	4,087,303
Japan Prime Realty Investment Corp. REIT	2,902	2,025,908
Japan Real Estate Investment Corp. REIT	5,252	4,427,491
KDX Realty Investment Corp. REIT	2,979	3,398,866
LaSalle Logiport REIT	1,338	1,300,085
Leopalace21 Corp.	138,000	667,177
Mitsubishi Estate Logistics REIT Investment Corp.	1,128	929,530
Mitsui Fudosan Accommodations Fund, Inc. REIT (a)	1,877	1,677,652
Mitsui Fudosan Co. Ltd.	2,057,800	22,475,075
Mitsui Fudosan Logistics Park, Inc. REIT	2,385	1,716,664
Mori Hills REIT Investment Corp.	1,151	1,114,487

See accompanying notes to financial statements.
1

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Mori Trust Reit, Inc.	1,872	$960,812
Nippon Building Fund, Inc. REIT	6,371	6,017,906
Nippon Prologis REIT, Inc.	5,258	3,076,082
NIPPON REIT Investment Corp.	1,299	851,428
Nomura Real Estate Master Fund, Inc. REIT	3,187	3,461,386
NTT UD REIT Investment Corp.	1,009	929,167
Orix JREIT, Inc.	4,069	2,760,699
Sekisui House Reit, Inc.	3,203	1,726,369
Tokyu REIT, Inc.	632	856,303
United Urban Investment Corp. REIT	2,258	2,742,900
		100,224,176
MEXICO — 0.7%
Corp. Inmobiliaria Vesta SAB de CV	668,831	1,891,297
Fibra Uno Administracion SA de CV REIT	2,020,345	2,974,450
Prologis Property Mexico SA de CV REIT	756,718	3,094,980
		7,960,727
ROMANIA — 0.3%
NEPI Rockcastle NV	462,478	3,707,062
SAUDI ARABIA — 0.1%
Arabian Centres Co. (c)	173,643	1,049,211
SINGAPORE — 2.7%
CapitaLand Ascendas REIT	2,824,191	6,111,924
CapitaLand Ascott Trust REIT	2,009,093	1,449,315
CapitaLand Integrated Commercial Trust REIT	4,269,017	7,583,035
Frasers Centrepoint Trust REIT	1,019,477	1,834,616
Frasers Logistics & Commercial Trust REIT (a)	2,188,800	1,612,907
Keppel DC REIT (a)	1,361,635	2,524,284
Keppel REIT	1,831,612	1,434,943
Mapletree Industrial Trust REIT (a)	1,568,032	2,590,683
Mapletree Logistics Trust REIT (a)	2,567,563	2,489,492
Mapletree Pan Asia Commercial Trust REIT (a)	1,668,431	1,850,649
Suntec Real Estate Investment Trust	1,657,895	1,646,064
		31,127,912
SOUTH AFRICA — 0.2%
Growthpoint Properties Ltd. REIT	2,547,146	2,174,726
SPAIN — 0.5%
Inmobiliaria Colonial Socimi SA REIT	256,751	1,675,845
Merlin Properties Socimi SA REIT	296,421	4,472,103
		6,147,948
SWEDEN — 1.2%
Castellum AB	272,429	3,079,096
Fabege AB (a)	143,130	1,210,619
Security Description	Shares	Value
Fastighets AB Balder Class B (a) (b)	513,546	$3,676,961
Sagax AB Class B (a)	162,142	3,384,172
Samhallsbyggnadsbolaget i Norden AB (a) (b)	967,789	528,497
Wihlborgs Fastigheter AB	198,370	1,941,495
		13,820,840
SWITZERLAND — 1.2%
PSP Swiss Property AG	33,877	5,820,381
Swiss Prime Site AG	59,294	8,294,378
		14,114,759
THAILAND — 0.2%
Central Pattana PCL NVDR	996,000	1,721,216
TURKEY — 0.0% *
Is Gayrimenkul Yatirim Ortakligi AS REIT (b)	341,161	155,646
UNITED KINGDOM — 3.7%
Big Yellow Group PLC REIT	148,461	1,942,694
British Land Co. PLC REIT	737,381	3,456,579
Derwent London PLC REIT	84,638	1,986,043
Grainger PLC REIT	560,402	1,463,616
Hammerson PLC REIT	389,906	1,525,391
Land Securities Group PLC REIT	549,781	4,307,631
LondonMetric Property PLC REIT	1,736,063	4,251,322
Primary Health Properties PLC REIT	1,870,230	2,298,749
Safestore Holdings PLC REIT	165,153	1,462,979
Segro PLC REIT	1,005,321	8,870,272
Shaftesbury Capital PLC REIT	1,439,437	2,749,798
Supermarket Income REIT PLC	950,587	1,003,307
Tritax Big Box REIT PLC	1,829,974	3,559,906
UNITE Group PLC REIT	306,674	2,968,463
		41,846,750
UNITED STATES — 70.7%
Acadia Realty Trust REIT	98,772	1,990,256
Agree Realty Corp. REIT	82,236	5,842,045
Alexander & Baldwin, Inc. REIT	54,781	996,466
Alexandria Real Estate Equities, Inc. REIT	115,605	9,634,521
American Assets Trust, Inc. REIT	35,398	719,287
American Healthcare REIT, Inc.	124,459	5,228,523
American Homes 4 Rent Class A, REIT	242,097	8,049,725
Americold Realty Trust, Inc. REIT	209,862	2,568,711
Apartment Investment & Management Co. Class A, REIT	96,657	766,490
Apple Hospitality REIT, Inc.	162,231	1,948,394
AvalonBay Communities, Inc. REIT	105,600	20,398,752
Brandywine Realty Trust REIT	133,115	555,090
Brixmor Property Group, Inc. REIT	226,068	6,257,562
Broadstone Net Lease, Inc. REIT	139,356	2,490,292
BXP, Inc. REIT	109,069	8,108,189
Camden Property Trust REIT	79,006	8,436,261

See accompanying notes to financial statements.
2

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
CareTrust REIT, Inc.	162,731	$5,643,511
Centerspace REIT	12,513	737,016
Community Healthcare Trust, Inc. REIT	18,300	279,990
COPT Defense Properties REIT	82,990	2,411,689
Cousins Properties, Inc. REIT	123,961	3,587,431
CubeSmart REIT	168,479	6,850,356
Curbline Properties Corp. REIT	71,540	1,595,342
DiamondRock Hospitality Co. REIT	155,309	1,236,260
Digital Realty Trust, Inc. REIT	237,909	41,129,708
Diversified Healthcare Trust REIT	163,512	721,088
Douglas Emmett, Inc. REIT	126,326	1,966,896
Easterly Government Properties, Inc. REIT	32,686	749,490
EastGroup Properties, Inc. REIT	39,551	6,694,402
Elme Communities REIT	66,664	1,123,955
Empire State Realty Trust, Inc. Class A, REIT	104,070	797,176
EPR Properties REIT	56,122	3,255,637
Equinix, Inc. REIT	72,657	56,907,869
Equity Commonwealth REIT (a) (b) (d)	82,633	—
Equity LifeStyle Properties, Inc. REIT	143,591	8,715,974
Equity Residential REIT	257,965	16,698,074
Essential Properties Realty Trust, Inc. REIT	148,054	4,406,087
Essex Property Trust, Inc. REIT	47,859	12,809,940
Extra Space Storage, Inc. REIT	157,571	22,208,057
Federal Realty Investment Trust REIT	58,194	5,895,634
First Industrial Realty Trust, Inc. REIT	97,811	5,034,332
Four Corners Property Trust, Inc. REIT	77,986	1,902,858
Getty Realty Corp. REIT	38,485	1,032,553
Gladstone Commercial Corp. REIT	33,724	415,480
Global Medical REIT, Inc.	9,437	318,121
Global Net Lease, Inc. REIT	148,787	1,209,638
Healthcare Realty Trust, Inc. REIT (a)	259,560	4,679,867
Healthpeak Properties, Inc. REIT	516,057	9,882,492
Highwoods Properties, Inc. REIT	80,958	2,576,084
Host Hotels & Resorts, Inc. REIT	474,969	8,083,972
Hudson Pacific Properties, Inc. REIT (a) (b)	280,370	773,821
Independence Realty Trust, Inc. REIT	173,976	2,851,467
Innovative Industrial Properties, Inc. REIT	20,697	1,108,945
Invitation Homes, Inc. REIT	418,725	12,281,204
JBG SMITH Properties REIT (a)	45,167	1,004,966
Kennedy-Wilson Holdings, Inc.	89,767	746,861
Kilroy Realty Corp. REIT	80,962	3,420,645
Kimco Realty Corp. REIT	502,847	10,987,207
Kite Realty Group Trust REIT	162,150	3,615,945
Security Description	Shares	Value
LXP Industrial Trust REIT	219,216	$1,964,175
Macerich Co. REIT	186,381	3,392,134
Medical Properties Trust, Inc. REIT	362,455	1,837,647
Mid-America Apartment Communities, Inc. REIT	86,892	12,141,419
National Health Investors, Inc. REIT	35,201	2,798,480
National Storage Affiliates Trust REIT	53,160	1,606,495
NET Lease Office Properties REIT	11,221	332,815
NETSTREIT Corp.	62,274	1,124,668
NexPoint Residential Trust, Inc. REIT	16,419	529,020
NNN REIT, Inc.	139,466	5,937,068
Omega Healthcare Investors, Inc. REIT	219,089	9,249,938
Paramount Group, Inc. REIT (b)	135,433	885,732
Park Hotels & Resorts, Inc. REIT	147,938	1,639,153
Pebblebrook Hotel Trust REIT	89,449	1,018,824
Phillips Edison & Co., Inc. REIT	92,607	3,179,198
Piedmont Realty Trust, Inc. REIT (a)	95,817	862,353
Plymouth Industrial REIT, Inc.	33,537	748,881
Prologis, Inc. REIT	688,516	78,848,852
Public Storage REIT	117,178	33,846,865
Realty Income Corp. REIT	678,461	41,243,644
Regency Centers Corp. REIT	121,362	8,847,290
Rexford Industrial Realty, Inc. REIT	175,448	7,212,667
RLJ Lodging Trust REIT	110,143	793,030
Ryman Hospitality Properties, Inc. REIT	46,496	4,165,577
Service Properties Trust REIT (a)	128,083	347,105
Sila Realty Trust, Inc. REIT	40,964	1,028,196
Simon Property Group, Inc. REIT	242,287	45,470,001
SITE Centers Corp. REIT	35,958	323,982
SL Green Realty Corp. REIT	53,140	3,178,303
STAG Industrial, Inc. REIT	137,869	4,865,397
Summit Hotel Properties, Inc. REIT (a)	82,706	454,056
Sun Communities, Inc. REIT	87,310	11,262,990
Sunstone Hotel Investors, Inc. REIT	139,406	1,306,234
Tanger, Inc. REIT	83,392	2,821,985
Terreno Realty Corp. REIT	76,280	4,328,890
UDR, Inc. REIT	223,948	8,344,303
UMH Properties, Inc. REIT	59,930	889,961
Universal Health Realty Income Trust REIT	9,735	381,320
Urban Edge Properties REIT	94,818	1,940,924
Ventas, Inc. REIT	337,331	23,609,797
Veris Residential, Inc. REIT	60,950	926,440
Vornado Realty Trust REIT	119,074	4,826,069
Welltower, Inc. REIT	496,182	88,389,862
WP Carey, Inc. REIT	162,617	10,988,031

See accompanying notes to financial statements.
3

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Xenia Hotels & Resorts, Inc. REIT	72,714	$997,636
		803,226,011
TOTAL COMMON STOCKS (Cost $1,135,357,893)		1,129,063,373
RIGHTS — 0.0% *
SINGAPORE — 0.0% *
Keppel DC REIT (expiring 10/13/25) (b) (Cost $0)	108,930	12,674
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (e) (f)	3,851,384	3,851,384
State Street Navigator Securities Lending Portfolio II (g) (h)	9,880,183	9,880,183
TOTAL SHORT-TERM INVESTMENTS (Cost $13,731,567)		13,731,567
TOTAL INVESTMENTS — 100.6% (Cost $1,149,089,460)		1,142,807,614
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(6,857,572)
NET ASSETS — 100.0%		$1,135,950,042

(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Dow Jones US Real Estate Index (long)	187	12/19/2025	$6,948,548	$6,928,350	$(20,198)

During the year ended September 30, 2025, the average notional value related to futures contracts was $6,197,710.
See accompanying notes to financial statements.
4

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,129,063,373	$—	$0(a)	$1,129,063,373
Rights	—	12,674	—	12,674
Short-Term Investments	13,731,567	—	—	13,731,567
TOTAL INVESTMENTS	$1,142,794,940	$12,674	$0	$1,142,807,614
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(20,198)	$—	$—	$(20,198)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(20,198)	$—	$—	$(20,198)
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2025.

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,544,303	$3,544,303	$72,853,569	$72,546,488	$—	$—	3,851,384	$3,851,384	$70,148
State Street Navigator Securities Lending Portfolio II	2,242,533	2,242,533	100,940,670	93,303,020	—	—	9,880,183	9,880,183	13,067
Total		$5,786,836	$173,794,239	$165,849,508	$—	$—		$13,731,567	$83,215
See accompanying notes to financial statements.
5

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 9.5%
Centuria Industrial REIT (a)	356,991	$825,719
Charter Hall Long Wale REIT	439,711	1,282,241
Charter Hall Retail REIT	337,627	924,138
Dexus REIT (a)	721,158	3,431,662
GPT Group REIT	1,283,616	4,568,346
National Storage REIT (a)	930,063	1,448,538
Region Group REIT	776,251	1,229,560
Scentre Group REIT	3,494,382	9,448,876
Vicinity Ltd. REIT	2,598,305	4,339,506
Waypoint REIT Ltd. (a)	449,783	804,853
		28,303,439
BELGIUM — 2.6%
Aedifica SA REIT	31,881	2,361,863
Cofinimmo SA REIT	25,603	2,220,164
Warehouses De Pauw CVA REIT	126,582	3,165,056
		7,747,083
BRAZIL — 0.9%
Allos SA	235,745	1,143,411
Iguatemi SA	82,847	380,824
Multiplan Empreendimentos Imobiliarios SA	189,600	1,035,305
		2,559,540
CANADA — 2.7%
Boardwalk Real Estate Investment Trust	16,131	801,449
Canadian Apartment Properties REIT	51,661	1,511,142
Dream Industrial Real Estate Investment Trust	93,086	831,579
First Capital Real Estate Investment Trust	69,499	987,491
Granite Real Estate Investment Trust	19,823	1,101,705
H&R Real Estate Investment Trust	86,004	695,375
RioCan Real Estate Investment Trust	97,068	1,322,006
SmartCentres Real Estate Investment Trust	47,385	910,988
		8,161,735
FINLAND — 0.5%
Kojamo OYJ (b)	122,712	1,564,424
FRANCE — 6.8%
Covivio SA REIT	36,753	2,470,168
Gecina SA REIT	34,988	3,506,759
Klepierre SA REIT	148,272	5,777,121
Unibail-Rodamco-Westfield REIT (b)	81,712	8,587,276
		20,341,324
GERMANY — 2.0%
Aroundtown SA (b)	472,755	1,813,110
LEG Immobilien SE	49,927	3,971,567
		5,784,677
Security Description	Shares	Value
HONG KONG — 5.1%
Hang Lung Properties Ltd.	1,169,548	$1,312,291
Link REIT	1,736,352	8,926,801
Swire Properties Ltd.	658,000	1,872,413
Wharf Real Estate Investment Co. Ltd.	1,081,000	3,195,594
		15,307,099
ISRAEL — 0.8%
Azrieli Group Ltd.	24,397	2,427,514
JAPAN — 30.5%
Activia Properties, Inc. REIT	1,418	1,292,364
Advance Residence Investment Corp. REIT	1,922	2,161,656
AEON REIT Investment Corp.	1,160	1,018,736
Comforia Residential REIT, Inc.	476	1,047,500
Daiwa House REIT Investment Corp.	3,083	2,630,314
Daiwa Office Investment Corp. REIT	463	1,144,294
Daiwa Securities Living Investments Corp. REIT (a)	1,617	1,175,920
Frontier Real Estate Investment Corp. REIT	1,726	1,043,652
Global One Real Estate Investment Corp. REIT (a)	688	666,175
GLP J-Reit	3,217	2,973,359
Hoshino Resorts REIT, Inc.	393	716,626
Hulic Co. Ltd.	453,090	4,970,077
Hulic Reit, Inc.	833	956,045
Industrial & Infrastructure Fund Investment Corp. REIT	1,704	1,566,870
Invincible Investment Corp. REIT	5,128	2,340,300
Japan Excellent, Inc. REIT	810	796,371
Japan Hotel REIT Investment Corp.	3,419	2,065,036
Japan Logistics Fund, Inc. REIT	1,859	1,231,067
Japan Metropolitan Fund Invest REIT	4,820	3,710,830
Japan Prime Realty Investment Corp. REIT	2,659	1,856,268
Japan Real Estate Investment Corp. REIT	4,769	4,020,317
KDX Realty Investment Corp. REIT	2,706	3,087,389
LaSalle Logiport REIT	1,219	1,184,457
Leopalace21 Corp.	125,800	608,194
Mitsubishi Estate Logistics REIT Investment Corp.	1,014	835,588
Mitsui Fudosan Accommodations Fund, Inc. REIT	1,689	1,509,618
Mitsui Fudosan Co. Ltd.	1,866,200	20,382,440
Mitsui Fudosan Logistics Park, Inc. REIT	2,154	1,550,396
Mori Hills REIT Investment Corp.	1,049	1,015,723
Mori Trust Reit, Inc.	1,688	866,374
Nippon Building Fund, Inc. REIT	5,804	5,482,331
Nippon Prologis REIT, Inc.	4,791	2,802,874
NIPPON REIT Investment Corp.	1,187	778,018

See accompanying notes to financial statements.
6

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Nomura Real Estate Master Fund, Inc. REIT	2,895	$3,144,246
NTT UD REIT Investment Corp.	921	848,129
Orix JREIT, Inc.	3,702	2,511,700
Sekisui House Reit, Inc.	2,927	1,577,609
Tokyu REIT, Inc.	577	781,783
United Urban Investment Corp. REIT	2,052	2,492,662
		90,843,308
MEXICO — 2.4%
Corp. Inmobiliaria Vesta SAB de CV (a)	590,525	1,669,866
Fibra Uno Administracion SA de CV REIT	1,840,543	2,709,737
Prologis Property Mexico SA de CV REIT	701,168	2,867,780
		7,247,383
ROMANIA — 1.1%
NEPI Rockcastle NV	421,042	3,374,925
SAUDI ARABIA — 0.3%
Arabian Centres Co. (c)	154,499	933,536
SINGAPORE — 9.5%
CapitaLand Ascendas REIT	2,563,189	5,547,081
CapitaLand Ascott Trust REIT	1,814,698	1,309,083
CapitaLand Integrated Commercial Trust REIT	3,872,731	6,879,114
Frasers Centrepoint Trust REIT	936,152	1,684,667
Frasers Logistics & Commercial Trust REIT (a)	1,973,400	1,454,181
Keppel DC REIT (a)	1,243,758	2,305,757
Keppel REIT	1,619,553	1,268,809
Mapletree Industrial Trust REIT	1,437,687	2,375,328
Mapletree Logistics Trust REIT	2,289,917	2,220,289
Mapletree Pan Asia Commercial Trust REIT (a)	1,516,371	1,681,982
Suntec Real Estate Investment Trust	1,480,976	1,470,407
		28,196,698
SOUTH AFRICA — 0.7%
Growthpoint Properties Ltd. REIT	2,305,534	1,968,440
SPAIN — 1.9%
Inmobiliaria Colonial Socimi SA REIT (a)	227,306	1,483,654
Merlin Properties Socimi SA REIT	268,631	4,052,835
		5,536,489
SWEDEN — 4.2%
Castellum AB (a)	248,196	2,805,205
Fabege AB (a)	130,360	1,102,608
Fastighets AB Balder Class B (b)	467,208	3,345,184
Sagax AB Class B	147,380	3,076,064
Samhallsbyggnadsbolaget i Norden AB (a) (b)	874,035	477,299
Security Description	Shares	Value
Wihlborgs Fastigheter AB	181,535	$1,776,727
		12,583,087
SWITZERLAND — 4.3%
PSP Swiss Property AG	30,737	5,280,900
Swiss Prime Site AG	53,832	7,530,323
		12,811,223
THAILAND — 0.5%
Central Pattana PCL NVDR	903,259	1,560,948
TURKEY — 0.1%
Is Gayrimenkul Yatirim Ortakligi AS REIT (b)	332,901	151,877
UNITED KINGDOM — 12.7%
Big Yellow Group PLC REIT	131,969	1,726,887
British Land Co. PLC REIT	670,414	3,142,662
Derwent London PLC REIT	75,328	1,767,582
Grainger PLC REIT	497,751	1,299,989
Hammerson PLC REIT	354,696	1,387,643
Land Securities Group PLC REIT	499,257	3,911,766
LondonMetric Property PLC REIT	1,572,542	3,850,887
Primary Health Properties PLC REIT (a)	1,673,980	2,057,533
Safestore Holdings PLC REIT	147,061	1,302,714
Segro PLC REIT	908,082	8,012,301
Shaftesbury Capital PLC REIT	1,311,515	2,505,425
Supermarket Income REIT PLC	832,417	878,583
Tritax Big Box REIT PLC	1,663,772	3,236,588
UNITE Group PLC REIT	278,986	2,700,456
		37,781,016
TOTAL COMMON STOCKS (Cost $371,342,829)		295,185,765
RIGHTS — 0.0% *
SINGAPORE — 0.0% *
Keppel DC REIT (expiring 10/13/25) (b) (Cost $0)	99,500	11,577
SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (d) (e)	224,008	224,008
State Street Navigator Securities Lending Portfolio II (f) (g)	9,480,516	9,480,516
TOTAL SHORT-TERM INVESTMENTS (Cost $9,704,524)		9,704,524
TOTAL INVESTMENTS — 102.4% (Cost $381,047,353)		304,901,866
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(7,114,304)
NET ASSETS — 100.0%		$297,787,562

See accompanying notes to financial statements.
7

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$295,185,765	$—	$—	$295,185,765
Rights	—	11,577	—	11,577
Short-Term Investments	9,704,524	—	—	9,704,524
TOTAL INVESTMENTS	$304,890,289	$11,577	$—	$304,901,866

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,154,557	$1,154,557	$18,917,036	$19,847,585	$—	$—	224,008	$224,008	$22,388
State Street Navigator Securities Lending Portfolio II	1,402,106	1,402,106	106,854,046	98,775,636	—	—	9,480,516	9,480,516	36,183
Total		$2,556,663	$125,771,082	$118,623,221	$—	$—		$9,704,524	$58,571
See accompanying notes to financial statements.
8

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 6.1%
Abacus Group REIT (a)	381,923	$312,602
Abacus Storage King REIT	448,775	416,396
Actinogen Medical Ltd. (b)	16	—
AGL Energy Ltd.	761,147	4,464,383
ALS Ltd.	519,920	6,863,972
AMP Ltd.	3,989,930	4,389,580
Ampol Ltd.	288,345	5,715,819
Ansell Ltd.	503,899	10,639,933
ANZ Group Holdings Ltd.	3,143,074	69,178,812
APA Group Stapled Security	2,130,450	12,538,163
ARB Corp. Ltd. (a)	84,264	2,153,420
Aristocrat Leisure Ltd.	810,587	37,594,403
ASX Ltd.	218,540	8,486,020
Atlas Arteria Ltd. Stapled Security	1,014,208	3,300,336
AUB Group Ltd.	104,346	2,263,453
Aurizon Holdings Ltd.	2,359,258	4,987,877
Bank of Queensland Ltd.	718,730	3,453,452
Beach Energy Ltd.	1,681,053	1,275,665
Bendigo & Adelaide Bank Ltd.	652,226	5,649,673
BHP Group Ltd.	5,425,268	152,920,671
BlueScope Steel Ltd.	907,286	13,643,579
Boss Energy Ltd. (a) (b)	1,214,988	1,658,780
BrainChip Holdings Ltd. (a) (b)	2,721,663	360,756
Brambles Ltd.	1,354,227	22,258,340
Breville Group Ltd. (a)	97,420	1,935,661
BWP Property Group Ltd. (a)	532,788	1,313,551
Calix Ltd. (a) (b)	896	243
CAR Group Ltd.	588,451	14,344,045
Cettire Ltd. (a) (b)	1,005,317	459,729
Chalice Mining Ltd. (a) (b)	664,417	1,096,452
Challenger Ltd.	712,748	4,090,755
Charter Hall Group REIT	470,542	7,094,624
Charter Hall Long Wale REIT	574,349	1,674,859
Cleanaway Waste Management Ltd.	2,107,529	3,869,038
Clinuvel Pharmaceuticals Ltd. (a)	15,503	121,240
Cochlear Ltd.	75,745	14,018,346
Coles Group Ltd.	1,515,436	23,391,426
Commonwealth Bank of Australia	1,774,433	196,275,258
Computershare Ltd.	578,075	13,903,392
Core Lithium Ltd. (a) (b)	3,796,886	264,220
Deep Yellow Ltd. (a) (b)	1,554,489	2,019,265
Deterra Royalties Ltd. (a)	579,953	1,529,768
Dexus REIT	722,658	3,438,800
Domino's Pizza Enterprises Ltd. (a)	69,105	617,375
Downer EDI Ltd.	701,148	3,424,734
DroneShield Ltd. (b)	1,524,231	4,707,457
Dubber Corp. Ltd. (b)	20	—
Dyno Nobel Ltd.	1,814,387	3,727,702
Eagers Automotive Ltd. (a)	176,006	3,420,118
Elevra Lithium Ltd. (a) (b)	108,851	259,708
Security Description	Shares	Value
Endeavour Group Ltd.	1,143,577	$2,751,197
Evolution Mining Ltd. (a)	1,916,572	13,756,350
Firefinch Ltd. (a) (b) (c)	764,682	30,408
Flight Centre Travel Group Ltd. (a)	293,920	2,253,783
Fortescue Ltd. (a)	1,836,743	22,739,184
Glencore PLC (b)	11,317,226	52,045,552
Goodman Group REIT	2,221,285	48,257,281
GPT Group REIT	1,889,913	6,726,137
GWA Group Ltd. (a)	345,740	582,013
Harvey Norman Holdings Ltd. (a)	627,522	3,069,269
HMC Capital Ltd. REIT	236,611	498,668
HUB24 Ltd.	84,656	5,653,215
IDP Education Ltd. (a)	251,759	1,096,226
IGO Ltd. (a) (b)	831,735	2,855,383
Iluka Resources Ltd. (a)	577,426	2,422,421
Imugene Ltd. (a) (b)	1,176	238
Ingenia Communities Group REIT	1,666,763	6,009,279
Insignia Financial Ltd. (b)	748,621	2,222,745
Insurance Australia Group Ltd.	3,323,376	18,061,048
IREN Ltd. (a) (b)	363,380	17,053,423
IRESS Ltd.	197,721	1,155,769
JB Hi-Fi Ltd.	130,878	10,061,767
Kogan.com Ltd. (a)	164,892	370,466
Lendlease Corp. Ltd. Stapled Security	604,874	2,204,841
Leo Lithium Ltd. (a) (b) (c)	526,635	72,161
Liontown Resources Ltd. (a) (b)	2,544,940	1,661,359
Lottery Corp. Ltd.	3,601,811	14,036,145
Lynas Rare Earths Ltd. (a) (b)	916,439	10,209,886
Macquarie Group Ltd.	385,835	56,085,329
Magellan Financial Group Ltd.	148,645	946,724
Medibank Pvt Ltd.	2,950,914	9,426,559
Megaport Ltd. (b)	229,496	2,398,592
Mesoblast Ltd. (a) (b)	1,054,995	1,657,099
Metals X Ltd. (b)	895,083	465,675
Metcash Ltd.	1,542,329	3,884,277
Mineral Resources Ltd. (a) (b)	174,287	4,752,027
Mirvac Group REIT	4,415,239	6,642,471
Myer Holdings Ltd.	743,683	236,580
National Australia Bank Ltd.	3,294,306	96,392,726
National Storage REIT	1,414,232	2,202,613
Netwealth Group Ltd.	211,542	4,120,461
Neuren Pharmaceuticals Ltd. (a) (b)	111,650	1,460,681
NEXTDC Ltd. (a) (b)	640,785	7,185,588
nib holdings Ltd.	469,121	2,306,951
Nine Entertainment Co. Holdings Ltd.	514,493	412,586
Northern Star Resources Ltd. (a)	1,400,468	22,025,235
OceanaGold Corp.	319,700	6,826,424
Orica Ltd.	415,409	5,820,101
Origin Energy Ltd.	2,412,295	19,984,351
Orora Ltd.	2,240,549	3,088,641
Paladin Energy Ltd. (a) (b)	238,443	1,314,793

See accompanying notes to financial statements.
9

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Peninsula Energy Ltd. (a) (b)	77,297	$27,920
Perpetual Ltd. (a)	370,370	4,597,515
Perseus Mining Ltd.	1,433,851	4,656,394
Pilbara Minerals Ltd. (a) (b)	3,557,675	5,941,778
Pinnacle Investment Management Group Ltd. (a)	280,520	3,337,167
PointsBet Holdings Ltd. (b)	866,390	660,330
PolyNovo Ltd. (a) (b)	1,553,788	1,467,426
Premier Investments Ltd.	103,477	1,320,153
Pro Medicus Ltd.	56,758	11,596,746
Qantas Airways Ltd.	1,084,935	7,851,922
QBE Insurance Group Ltd.	1,689,072	23,049,108
Qube Holdings Ltd.	1,999,575	5,446,646
Ramelius Resources Ltd.	1,546,420	3,976,572
Ramsay Health Care Ltd. (a)	144,402	3,036,637
REA Group Ltd. (a)	60,589	9,278,295
Reece Ltd. (a)	288,153	2,156,089
Region Group REIT	1,237,007	1,959,385
Renascor Resources Ltd. (a) (b)	22,112	938
Rio Tinto Ltd. (a)	417,480	33,763,845
Rio Tinto PLC	1,174,227	77,261,760
Ryzon Materials Ltd. (a) (b)	1,306,968	36,380
Sandfire Resources Ltd. (b)	477,046	4,511,634
Santos Ltd.	3,566,176	15,906,237
Scentre Group REIT	5,832,951	15,772,412
SEEK Ltd.	378,913	7,159,560
SGH Ltd.	162,029	5,361,718
Sigma Healthcare Ltd. (a)	4,475,987	8,810,385
Silver Mines Ltd. (a) (b)	7,975,462	1,136,433
Sonic Healthcare Ltd.	656,067	9,322,290
South32 Ltd. (a) (d)	1,887,109	3,414,460
South32 Ltd. (d)	3,642,664	6,614,839
Steadfast Group Ltd.	1,037,886	4,079,002
Stockland REIT	2,956,358	11,991,073
Suncorp Group Ltd.	1,139,344	15,298,326
Super Retail Group Ltd. (a)	273,881	2,951,427
Tabcorp Holdings Ltd.	3,856,038	2,619,478
Technology One Ltd.	291,181	7,422,017
Telix Pharmaceuticals Ltd. (a) (b)	615,230	5,940,824
Telstra Group Ltd.	4,646,970	14,844,532
Temple & Webster Group Ltd. (b)	294,859	4,490,700
TPG Telecom Ltd.	251,659	837,271
Transurban Group Stapled Security	3,403,299	31,126,394
Treasury Wine Estates Ltd.	1,483,806	6,952,582
Unibail-Rodamco-Westfield (b)	760,865	3,998,040
Vault Minerals Ltd. (b)	902,769	394,885
Ventia Services Group Pty. Ltd.	892,816	3,023,657
Vicinity Ltd. REIT	3,582,046	5,982,481
Viva Energy Group Ltd. (a) (e)	1,167,168	1,403,976
Washington H Soul Pattinson & Co. Ltd. (a)	250,266	6,384,096
WEB Travel Group Ltd. (b)	401,310	1,050,574
Webjet Group Ltd. (a) (b)	403,262	232,518
Wesfarmers Ltd.	1,234,912	75,312,637
West African Resources Ltd. (b)	1,194,583	2,406,797
Security Description	Shares	Value
Westgold Resources Ltd.	721,733	$2,142,911
Westpac Banking Corp.	3,666,509	94,696,249
Whitehaven Coal Ltd. (a)	1,148,604	5,016,552
WiseTech Global Ltd.	211,279	12,637,267
Woodside Energy Group Ltd.	2,026,814	30,935,522
Woolworths Group Ltd.	1,288,477	22,800,142
Worley Ltd.	897,204	8,354,436
Zip Co. Ltd. (b)	2,129,138	6,236,999
		1,860,012,888
AUSTRIA — 0.4%
ams-OSRAM AG (b)	13,289	185,393
ANDRITZ AG	36,906	2,597,536
BAWAG Group AG (e)	84,667	11,142,175
Erste Group Bank AG	378,168	36,969,696
Kontron AG	48,870	1,571,072
Lenzing AG (b)	20,221	604,684
Mondi PLC	702,557	9,685,171
Oesterreichische Post AG	33,263	1,156,887
OMV AG	283,722	15,141,815
Raiffeisen Bank International AG	141,116	4,864,903
Telekom Austria AG	141,378	1,511,684
UNIQA Insurance Group AG	117,370	1,743,179
Verbund AG	85,352	6,207,863
Vienna Insurance Group AG Wiener Versicherung Gruppe	35,706	1,965,570
voestalpine AG	334,845	11,952,792
		107,300,420
BELGIUM — 0.8%
Ackermans & van Haaren NV	22,949	5,878,385
Aedifica SA REIT	152,108	11,268,729
Ageas SA	274,567	19,002,092
Anheuser-Busch InBev SA	1,070,684	63,909,115
Barco NV	77,808	1,236,058
Bekaert SA	104,444	4,773,873
Colruyt Group NV (a)	64,846	2,554,024
D'ieteren Group	22,213	4,155,163
Elia Group SA (a)	34,862	4,020,503
Fagron	64,762	1,505,166
Galapagos NV (a) (b)	43,942	1,505,584
Gimv NV	28,384	1,517,479
Groupe Bruxelles Lambert NV (d)	118,676	10,604,737
Groupe Bruxelles Lambert NV (d)	108	9,651
KBC Ancora	37,011	2,931,086
KBC Group NV	272,656	32,501,611
Materialise NV ADR (a) (b)	8,978	50,007
Melexis NV (a)	19,563	1,550,441
Proximus SADP	152,965	1,337,220
Shurgard Self Storage Ltd. REIT (a)	26,692	1,011,460
Sofina SA (a)	20,135	5,938,314
Solvay SA	78,663	2,497,432
Syensqo SA (a)	78,663	6,349,873
Tessenderlo Group SA (a)	27,488	834,913

See accompanying notes to financial statements.
10

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
UCB SA	166,677	$46,023,677
Umicore SA	210,490	3,737,091
VGP NV (a)	8,493	949,029
Warehouses De Pauw CVA REIT	174,690	4,367,948
		242,020,661
BRAZIL — 0.2%
Pluxee NV	106,415	1,889,318
Wheaton Precious Metals Corp.	478,924	53,606,169
Yara International ASA	266,990	9,756,114
		65,251,601
BURKINA FASO — 0.0% *
IAMGOLD Corp. (a) (b)	900,326	11,634,226
CAMEROON — 0.0% *
Golar LNG Ltd. (a)	196,184	7,927,795
CANADA — 10.1%
AbCellera Biologics, Inc. (a) (b)	506,525	2,547,821
AGF Management Ltd. Class B (a)	12,330	128,758
Agnico Eagle Mines Ltd.	572,565	96,456,257
Air Canada (a) (b)	281,123	3,547,880
Alamos Gold, Inc. Class A (a)	435,256	15,174,837
Algonquin Power & Utilities Corp. (a)	639,238	3,436,467
Alimentation Couche-Tard, Inc. (a)	898,980	47,972,736
AltaGas Ltd. (a)	363,293	11,195,921
ARC Resources Ltd. (a)	604,522	11,026,857
Aritzia, Inc. (a) (b)	175,575	10,622,325
Atco Ltd. Class I	78,663	2,848,241
Athabasca Oil Corp. (b)	363,623	1,740,498
AtkinsRealis Group, Inc.	211,473	15,265,451
Aurinia Pharmaceuticals, Inc. (b)	111,704	1,234,329
Aurora Cannabis, Inc. (a) (b)	8,501	50,771
Aya Gold & Silver, Inc. (a) (b)	153,231	1,773,048
B2Gold Corp.	1,291,362	6,385,346
Badger Infrastructure Solutions Ltd. (a)	69,689	3,074,250
Ballard Power Systems, Inc. (a) (b)	643,010	1,742,236
Bank of Montreal (a)	773,625	100,831,460
Bank of Nova Scotia (a)	1,387,606	89,744,620
Barrick Mining Corp.	1,813,428	59,574,381
Baytex Energy Corp. (a)	1,292,431	3,028,119
BCE, Inc. (a)	307,921	7,196,774
BlackBerry Ltd. (a) (b)	689,264	3,363,592
Bombardier, Inc. Class B (a) (b)	103,061	14,445,872
Boralex, Inc. Class A (a)	77,411	1,511,612
BOYD GROUP, Inc. (a)	30,476	5,141,100
Brookfield Asset Management Ltd. Class A (a)	401,074	22,829,568
Brookfield Corp.	1,594,558	109,432,473
Brookfield Infrastructure Corp. Class A (a)	154,958	6,365,818
Brookfield Renewable Corp. (a)	199,630	6,873,849
Brookfield Wealth Solutions Ltd.	12,349	846,786
Security Description	Shares	Value
CAE, Inc. (a) (b)	307,353	$9,103,074
Cameco Corp. (a)	579,732	48,665,156
Canadian Apartment Properties REIT	78,741	2,303,262
Canadian Imperial Bank of Commerce (a)	1,007,677	80,540,290
Canadian National Railway Co. (a)	676,013	63,763,078
Canadian Natural Resources Ltd.	2,236,555	71,529,896
Canadian Pacific Kansas City Ltd. (a)	1,014,597	75,580,695
Canadian Solar, Inc. (a) (b)	75,651	986,489
Canadian Tire Corp. Ltd. Class A (a)	90,400	10,763,668
Canadian Utilities Ltd. Class A	125,201	3,503,000
Canopy Growth Corp. (a) (b)	18,964	27,668
Capital Power Corp. (a)	173,525	8,149,963
Capstone Copper Corp. (b)	571,774	4,857,244
Cargojet, Inc. (a)	14,022	927,141
CCL Industries, Inc. Class B	152,807	8,614,475
Celestica, Inc. (b)	121,784	29,975,109
Cenovus Energy, Inc.	1,333,919	22,653,806
CES Energy Solutions Corp. (a)	334,792	2,259,377
CGI, Inc.	237,357	21,146,165
Choice Properties Real Estate Investment Trust	160,048	1,690,891
Cineplex, Inc. (a) (b)	64,846	556,462
Colliers International Group, Inc. (a)	37,017	5,790,657
Constellation Software, Inc.	20,924	56,813,607
CT Real Estate Investment Trust	309,491	3,607,837
Definity Financial Corp. (a)	128,300	6,595,730
Denison Mines Corp. (b)	427,924	1,177,914
Descartes Systems Group, Inc. (b)	85,412	8,043,976
Docebo, Inc. (b)	71,426	1,949,148
Dollarama, Inc. (a)	357,675	47,181,019
DPM Metals, Inc. (a)	103,165	2,287,365
Dye & Durham Ltd. (a)	29,989	159,493
ECN Capital Corp. (a)	112	229
Element Fleet Management Corp. (a)	410,701	10,637,965
Emera, Inc.	314,351	15,084,962
Empire Co. Ltd. Class A	172,883	6,206,343
Enbridge, Inc.	2,323,088	117,222,947
Encore Energy Corp. (a) (b)	227,604	730,609
Enghouse Systems Ltd.	41,866	629,765
Equinox Gold Corp. (a) (b)	761,644	8,533,872
Exchange Income Corp. (a)	152,929	7,981,676
Fairfax Financial Holdings Ltd.	21,973	38,450,381
Finning International, Inc.	148,069	6,879,877
First Capital Real Estate Investment Trust	141,747	2,014,042
First Majestic Silver Corp. (a)	293,170	3,600,888
FirstService Corp.	41,870	7,979,193
Fortis, Inc. (a)	521,002	26,432,033

See accompanying notes to financial statements.
11

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Franco-Nevada Corp.	203,248	$45,249,485
George Weston Ltd.	229,866	14,024,238
Gildan Activewear, Inc. (a)	246,410	14,238,439
Global Atomic Corp. (a) (b)	158,943	86,817
GoGold Resources, Inc. (b)	106,406	206,480
Granite Real Estate Investment Trust	27,768	1,543,265
Great-West Lifeco, Inc. (a)	323,065	13,113,922
H&R Real Estate Investment Trust	141,747	1,146,079
Hudbay Minerals, Inc.	206,119	3,122,746
Hydro One Ltd. (a) (e)	328,388	11,718,028
iA Financial Corp., Inc.	99,363	11,299,560
IGM Financial, Inc. (a)	84,422	3,073,752
Imperial Oil Ltd.	264,936	24,027,795
Intact Financial Corp.	188,329	36,649,305
International Petroleum Corp. (b)	6,506	108,605
K92 Mining, Inc. (b)	203,865	2,464,431
Keyera Corp.	239,655	8,041,894
Kinaxis, Inc. (b)	23,190	2,994,167
Kinross Gold Corp.	1,260,154	31,281,960
Lightspeed Commerce, Inc. (a) (b)	110,623	1,277,642
Linamar Corp.	50,910	2,731,006
Lithium Americas Corp. (a) (b)	241,945	1,382,394
Lithium Argentina AG (a) (b)	75,309	251,138
Loblaw Cos. Ltd.	790,160	30,569,436
Lundin Gold, Inc. (a)	84,596	5,482,263
Magna International, Inc.	356,834	16,910,762
Manulife Financial Corp.	1,764,289	54,980,287
Maple Leaf Foods, Inc. (a)	78,656	2,035,649
MEG Energy Corp.	611,629	12,343,354
Methanex Corp. (a)	90,408	3,595,138
Metro, Inc.	260,512	17,500,400
MTY Food Group, Inc. (a)	176,038	4,872,232
National Bank of Canada (a)	399,489	42,443,912
New Gold, Inc. (b)	637,539	4,568,251
NexGen Energy Ltd. (a) (b)	440,594	3,945,523
Northland Power, Inc. (a)	191,837	3,212,449
Nutrien Ltd.	588,559	34,571,602
Onex Corp.	85,654	7,601,993
Open Text Corp. (a)	232,369	8,687,534
OR Royalties, Inc. (a)	159,080	6,377,377
Pan American Silver Corp.	425,903	16,507,797
Parex Resources, Inc.	388,287	5,076,139
Parkland Corp.	177,579	4,913,606
Pembina Pipeline Corp.	613,016	24,791,153
Peyto Exploration & Development Corp. (a)	141,112	1,838,695
Pizza Pizza Royalty Corp. (a)	288,184	3,183,404
Power Corp. of Canada (a)	676,506	29,279,281
PrairieSky Royalty Ltd. (a)	218,493	4,054,542
Precision Drilling Corp. (a) (b)	32,521	1,831,965
Premium Brands Holdings Corp. (a)	29,812	2,002,251
Primaris Real Estate Investment Trust	35,296	388,880
Security Description	Shares	Value
Quebecor, Inc. Class B	175,622	$5,530,944
Restaurant Brands International, Inc.	340,818	21,868,788
RioCan Real Estate Investment Trust	166,936	2,273,564
Rogers Communications, Inc. Class B (a)	401,309	13,818,251
Royal Bank of Canada	1,492,496	220,023,559
Russel Metals, Inc.	62,730	1,879,105
Sandstorm Gold Ltd. (a)	183,236	2,294,072
Saputo, Inc. (a)	279,432	6,787,984
Shopify, Inc. Class A (b)	1,291,952	191,982,173
SmartCentres Real Estate Investment Trust	71,240	1,369,606
SNDL, Inc. (a) (b)	268,041	718,350
South Bow Corp. (a)	224,051	6,341,188
SSR Mining, Inc. (b)	99,165	2,421,753
Stantec, Inc. (a)	115,047	12,410,094
Stella-Jones, Inc. (a)	63,106	3,601,586
Sun Life Financial, Inc.	599,538	36,009,336
Suncor Energy, Inc.	1,263,076	52,868,727
TC Energy Corp. (a)	1,119,596	60,888,191
Teck Resources Ltd. Class B	561,295	24,627,756
TELUS Corp.	586,116	9,233,623
TFI International, Inc. (a)	95,888	8,440,680
Thomson Reuters Corp. (a)	142,760	22,172,227
Tilray Brands, Inc. (a) (b) (d)	95,958	166,007
Tilray Brands, Inc. (a) (b) (d)	418,123	721,213
TMC the metals Co., Inc. (a) (b)	321,454	2,047,662
TMX Group Ltd.	310,817	11,892,983
Torex Gold Resources, Inc. (a) (b)	90,348	3,755,734
Toromont Industries Ltd. (a)	83,455	9,267,979
Toronto-Dominion Bank (a)	1,944,261	155,496,165
Tourmaline Oil Corp. (a)	363,323	15,672,450
TransAlta Corp. (a)	294,986	4,030,246
Vermilion Energy, Inc. (a)	118,387	924,872
Victoria Gold Corp./Vancouver (a) (b)	6,188	2,135
Well Health Technologies Corp. (b)	46,460	171,629
Wesdome Gold Mines Ltd. (b)	126,530	1,971,518
West Fraser Timber Co. Ltd. (a)	61,033	4,150,016
Whitecap Resources, Inc. (a)	1,313,446	10,025,008
WSP Global, Inc. (a)	137,853	27,097,021
Xenon Pharmaceuticals, Inc. (a) (b)	133,641	5,365,686
		3,064,917,394
CHILE — 0.1%
Antofagasta PLC	387,132	14,337,566
Lundin Mining Corp.	838,835	12,515,606
		26,853,172
CHINA — 0.5%
BOC Aviation Ltd. (e)	492,900	4,409,264
BOC Hong Kong Holdings Ltd.	3,873,000	18,189,222

See accompanying notes to financial statements.
12

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
BOE Varitronix Ltd. (a)	361,000	$259,832
Budweiser Brewing Co. APAC Ltd. (a) (e)	1,371,300	1,459,355
China Ruyi Holdings Ltd. (a) (b)	3,056,400	1,166,715
China Tobacco International HK Co. Ltd. (a)	288,000	1,665,724
China Traditional Chinese Medicine Holdings Co. Ltd. (a)	3,296,000	1,033,654
Chow Tai Fook Jewellery Group Ltd. (a)	1,310,200	2,620,265
ENN Energy Holdings Ltd.	619,900	5,127,058
Fosun International Ltd.	2,361,000	1,672,036
Gemdale Properties & Investment Corp. Ltd. (a) (b)	9,522,000	238,650
HUTCHMED China Ltd. ADR (a) (b)	62,782	988,817
Inspur Digital Enterprise Technology Ltd. (a)	746,000	894,579
KLN Logistics Group Ltd.	752,000	715,233
Nexteer Automotive Group Ltd.	320,000	351,242
Prosus NV	1,408,109	99,172,393
S-Enjoy Service Group Co. Ltd. (b)	282,000	101,486
Shandong Hi-Speed Holdings Group Ltd. (a) (b)	1,742,500	996,623
Shangri-La Asia Ltd.	514,000	300,589
Towngas Smart Energy Co. Ltd. (a)	1,997,259	1,011,413
VSTECS Holdings Ltd. (a)	882,000	1,218,639
Wharf Holdings Ltd. (a)	1,471,000	4,208,583
Wilmar International Ltd. (a)	3,480,500	7,694,248
Youzan Technology Ltd. (a) (b)	8,168,000	175,320
Zhongyu Energy Holdings Ltd. (a)	277,000	115,351
		155,786,291
COLOMBIA — 0.0% *
Gran Tierra Energy, Inc. (b)	53,774	231,111
CONGO — 0.0% *
Ivanhoe Mines Ltd. Class A (a) (b)	1,194,189	12,667,982
DENMARK — 1.6%
ALK-Abello AS (b)	184,136	6,040,477
Ambu AS Class B	364,358	5,310,973
AP Moller - Maersk AS Class A	2,079	4,067,808
AP Moller - Maersk AS Class B	6,688	13,122,705
Ascendis Pharma AS ADR (b)	36,642	7,284,796
Bavarian Nordic AS (b)	71,663	2,576,475
Better Collective AS (a) (b)	35,222	449,399
Carlsberg AS Class B	111,291	12,942,607
cBrain AS	42,816	1,221,235
Chemometec AS	12,785	1,255,799
Coloplast AS Class B	92,464	7,903,279
D/S Norden AS	112,199	4,076,239
Danske Bank AS	810,544	34,563,715
Demant AS (b)	97,132	3,366,778
DSV AS	211,306	42,059,633
Security Description	Shares	Value
FLSmidth & Co. AS	195,798	$13,746,050
Genmab AS (b)	57,716	17,511,584
GN Store Nord AS (b)	153,097	2,588,247
Green Hydrogen Systems AS (b)	149,938	9,700
H&H International AS Class B (b)	97,598	1,494,819
ISS AS	190,658	6,038,344
Jyske Bank AS	50,752	5,656,154
Netcompany Group AS (b) (e)	21,171	805,143
NKT AS (b)	71,912	6,984,275
Novo Nordisk AS Class B	3,332,673	180,803,071
Novonesis Novozymes B Class B	392,244	24,024,389
Orsted AS (b) (d) (e)	216,249	3,865,236
Orsted AS (b) (d)	462,062	8,258,900
Pandora AS	132,087	17,224,038
Ringkjoebing Landbobank AS	28,216	6,546,780
Royal Unibrew AS	43,398	3,313,189
Tryg AS	419,082	10,640,651
Vestas Wind Systems AS	1,124,692	21,209,247
Zealand Pharma AS (b)	103,923	7,542,957
		484,504,692
FINLAND — 0.9%
Amer Sports, Inc. (b)	158,415	5,504,921
Citycon OYJ	167,061	642,283
Elisa OYJ (a)	162,044	8,503,338
Fortum OYJ	479,061	9,065,449
Hiab OYJ Class B	69,941	4,077,804
Huhtamaki OYJ	99,022	3,430,022
Kalmar OYJ Class B	69,941	2,771,132
Kemira OYJ	104,955	2,352,986
Kesko OYJ Class B	319,588	6,796,836
Kone OYJ Class B	409,466	27,905,102
Konecranes OYJ	71,778	5,920,607
Mandatum OYJ	469,530	3,149,090
Metsa Board OYJ Class B (a)	204,422	719,627
Metso OYJ (a)	914,851	12,560,787
Neste OYJ	404,440	7,406,256
Nokia OYJ (d)	4,223,743	20,243,657
Nokia OYJ (a) (d)	2,256,273	10,800,664
Nokian Renkaat OYJ (a)	118,378	1,070,329
Nordea Bank Abp (d)	3,416,891	56,057,488
Nordea Bank Abp (d)	48,237	792,082
Orion OYJ Class B	106,418	8,146,429
Outokumpu OYJ (a)	642,647	2,920,766
QT Group OYJ (a) (b)	33,238	1,783,235
Sampo OYJ Class A	2,347,499	26,970,763
Stora Enso OYJ Class R (a)	599,595	6,577,436
Tokmanni Group Corp. (a)	124,003	1,323,716
UPM-Kymmene OYJ (a)	549,751	15,031,426
Valmet OYJ (a)	183,382	6,093,599
Wartsila OYJ Abp	479,070	14,325,987
YIT OYJ (a) (b)	132,996	464,748
		273,408,565
FRANCE — 6.9%
Accor SA	376,785	17,841,708

See accompanying notes to financial statements.
13

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Aeroports de Paris SA (a)	34,787	$4,590,231
Air France-KLM (b)	269,701	3,620,567
Air Liquide SA	608,746	126,503,785
Airbus SE	665,768	154,421,528
Alstom SA (b)	550,056	14,296,503
Alten SA	29,637	2,434,160
Amundi SA (e)	89,170	7,061,817
Arkema SA	43,946	2,767,719
AXA SA	1,869,425	89,268,765
BioMerieux	43,753	5,850,431
BNP Paribas SA	1,097,384	99,711,308
Bollore SE	574,841	3,252,910
Bouygues SA	279,599	12,589,222
Bureau Veritas SA	245,519	7,685,234
Capgemini SE	166,993	24,242,578
Carrefour SA	738,127	11,183,821
Christian Dior SE	2,010	1,164,342
Cie de Saint-Gobain SA	526,646	56,720,026
Cie Generale des Etablissements Michelin SCA	788,056	28,278,990
Covivio SA REIT	86,489	5,812,924
Credit Agricole SA	1,493,522	29,341,727
Danone SA	689,227	60,057,850
Dassault Aviation SA	22,060	7,376,973
Dassault Systemes SE	689,129	23,085,300
Edenred SE	360,267	8,550,935
Eiffage SA	55,769	7,122,955
Elior Group SA (a) (b) (e)	125,968	391,345
Elis SA (a)	205,039	5,897,741
Engie SA	1,932,238	41,445,772
EssilorLuxottica SA	309,422	100,345,534
Eurazeo SE	54,127	3,564,736
Euroapi SA (b)	51,001	185,052
Eutelsat Communications SACA (a) (b)	102,983	413,232
FDJ UNITED	118,240	3,959,561
Fnac Darty SA (d)	36,265	1,244,252
Fnac Darty SA (d)	1,274	43,449
Forvia SE (b) (d)	133,932	1,795,592
Forvia SE (a) (b) (d)	18,703	253,493
Gaztransport Et Technigaz SA	22,702	4,203,955
Gecina SA REIT	43,969	4,406,902
Getlink SE	433,397	7,974,720
Hermes International SCA	36,624	89,638,138
ICADE REIT (a)	48,991	1,233,030
Imerys SA	41,638	1,097,869
Ipsen SA	36,863	4,920,472
Kering SA	78,722	26,135,404
Klepierre SA REIT	202,429	7,887,240
Legrand SA	288,605	47,678,979
L'Oreal SA	245,930	106,484,595
Louis Hachette Group	1,169,347	2,120,055
LVMH Moet Hennessy Louis Vuitton SE	267,370	163,520,117
Nanobiotix SA (a) (b)	90,277	1,769,339
Nexans SA	104,315	15,443,833
Security Description	Shares	Value
Opmobility	76,631	$1,229,966
Orange SA	1,948,573	31,619,001
Pernod Ricard SA	223,226	21,911,748
Publicis Groupe SA	242,745	23,297,204
Renault SA	255,845	10,461,500
Rexel SA	314,080	10,274,183
Rubis SCA	110,544	4,127,878
Safran SA	351,052	123,787,054
Sartorius Stedim Biotech	25,961	5,248,242
SCOR SE	195,346	6,885,945
SEB SA	29,666	2,176,854
Societe BIC SA	27,912	1,741,499
Societe Generale SA	786,395	52,077,426
Sodexo SA	106,415	6,695,763
SOITEC (b)	21,092	960,841
SPIE SA	146,043	7,859,302
Technip Energies NV	146,434	6,896,161
Teleperformance SE (a)	62,593	4,658,452
Television Francaise 1 SA	125,355	1,274,813
Thales SA	106,475	33,353,819
TotalEnergies SE	2,384,179	144,916,927
Ubisoft Entertainment SA (b)	168,029	1,921,823
Unibail-Rodamco-Westfield REIT (b)	142,714	14,998,097
Valeo SE	406,909	5,084,785
Vallourec SACA	13,711	260,747
Valneva SE (a) (b)	148,927	866,546
Veolia Environnement SA	849,507	28,926,982
Vinci SA	549,096	76,099,886
Viridien (a) (b)	7,315	549,658
Vivendi SE (b)	1,169,347	4,119,199
Wendel SE	29,902	2,863,490
Worldline SA (a) (b) (e)	260,359	841,285
		2,096,875,792
GERMANY — 7.3%
1&1 AG	43,927	1,037,446
adidas AG	182,037	38,372,482
AIXTRON SE	137,713	2,386,738
Allianz SE	405,107	170,122,625
Aroundtown SA (b)	1,120,287	4,296,524
Aumovio SE (b)	55,409	2,286,507
Aurubis AG	29,887	3,729,449
Auto1 Group SE (b)	167,724	5,715,194
BASF SE	935,914	46,616,229
Bayer AG	1,025,453	34,014,526
Bayerische Motoren Werke AG	336,226	33,754,394
Bayerische Motoren Werke AG Preference Shares	43,944	4,076,519
Bechtle AG	83,676	3,858,049
Beiersdorf AG	110,087	11,512,346
Bilfinger SE	131,922	14,524,280
BioNTech SE ADR (b)	83,839	8,268,202
Birkenstock Holding PLC (a) (b)	70,490	3,189,673
Brenntag SE	166,854	9,979,119
CANCOM SE	56,190	1,726,508
Carl Zeiss Meditec AG	36,897	1,827,803

See accompanying notes to financial statements.
14

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Ceconomy AG (b)	173,897	$895,982
Commerzbank AG	1,143,402	43,112,821
Continental AG	111,138	7,328,549
Covestro AG (b)	191,066	13,088,496
CTS Eventim AG & Co. KGaA	48,848	4,786,859
CureVac NV (a) (b)	49,633	267,522
Daimler Truck Holding AG	574,597	23,643,800
Deutsche Bank AG	2,163,600	76,139,773
Deutsche Boerse AG	189,262	50,725,518
Deutsche Lufthansa AG	726,925	6,156,617
Deutsche Pfandbriefbank AG (e)	218,567	1,285,365
Deutsche Post AG	989,191	44,097,631
Deutsche Telekom AG	3,706,434	126,340,264
Deutz AG	126,049	1,327,784
Dr. Ing hc F Porsche AG Preference Shares (a) (e)	111,286	5,397,815
Duerr AG	48,881	1,146,406
DWS Group GmbH & Co. KGaA (e)	35,040	2,194,467
E.ON SE	2,290,122	43,094,648
Evonik Industries AG	127,433	2,211,567
Evotec SE (a) (b)	125,154	909,982
Fielmann Group AG	27,788	1,678,256
Fraport AG Frankfurt Airport Services Worldwide (b)	55,700	4,813,663
Freenet AG	139,039	4,446,953
Fresenius Medical Care AG	230,352	12,087,834
Fresenius SE & Co. KGaA	432,978	24,114,705
FUCHS SE	57,302	2,050,194
FUCHS SE Preference Shares	71,816	3,213,335
GEA Group AG	188,550	13,924,179
Gerresheimer AG	43,859	1,819,161
Grand City Properties SA	127,109	1,678,728
Grenke AG	27,790	542,044
Hamborner REIT AG	538,818	3,596,071
Hannover Rueck SE	62,794	18,932,701
Hapag-Lloyd AG (a) (e)	19,372	2,549,355
Heidelberg Materials AG	152,927	34,419,464
HelloFresh SE (b)	231,091	1,986,527
Henkel AG & Co. KGaA	107,122	7,948,585
Henkel AG & Co. KGaA Preference Shares	142,557	11,507,555
Hensoldt AG	81,856	10,608,740
HOCHTIEF AG	16,014	4,286,387
HUGO BOSS AG	69,671	3,310,556
Hypoport SE (b)	5,098	825,443
Immatics NV (a) (b)	172,552	1,470,143
Infineon Technologies AG	1,397,285	54,508,077
Jenoptik AG	53,959	1,089,243
Jumia Technologies AG ADR (b)	212,539	2,467,578
Jungheinrich AG Preference Shares	48,848	1,696,637
K&S AG	225,224	3,053,924
KION Group AG	89,679	6,053,668
Knorr-Bremse AG	68,564	6,432,930
Krones AG	15,941	2,322,603
Security Description	Shares	Value
Lanxess AG	97,504	$2,417,367
LEG Immobilien SE	69,692	5,543,823
Mercedes-Benz Group AG	823,688	51,750,042
Merck KGaA	151,424	19,473,690
MTU Aero Engines AG	55,656	25,563,213
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	142,205	90,797,163
Nemetschek SE	55,625	7,241,817
Nordex SE (b)	106,232	2,721,132
Norma Group SE	50,876	852,453
Patrizia SE	81,975	691,582
Pfeiffer Vacuum Technology AG	6,885	1,255,548
Porsche Automobil Holding SE Preference Shares	187,577	7,372,478
Puma SE	97,925	2,434,709
Rational AG	6,772	5,164,157
RENK Group AG	97,279	10,014,069
Rheinmetall AG	49,255	114,852,170
RWE AG	718,301	31,920,213
Salzgitter AG	106,560	3,222,853
SAP SE	1,077,934	288,651,804
Sartorius AG Preference Shares	42,126	9,795,662
Schaeffler AG	174,544	1,163,881
Scout24 SE (e)	64,854	8,123,286
Siemens AG	791,955	213,281,358
Siemens Energy AG (b)	723,746	84,546,905
Siemens Healthineers AG (e)	285,839	15,456,312
Siltronic AG	20,930	1,146,022
Sixt SE	12,316	1,191,711
Sixt SE Preference Shares	16,018	1,080,334
Softwareone Holding AG	11,091	114,047
Stabilus SE	23,049	666,231
Stroeer SE & Co. KGaA	42,260	1,881,943
Suedzucker AG	71,718	789,176
Symrise AG	132,089	11,491,344
TAG Immobilien AG	182,160	3,146,358
Talanx AG	68,093	9,057,048
TeamViewer SE (b) (e)	103,193	1,050,646
thyssenkrupp AG	646,786	8,872,689
TUI AG (b)	661,055	6,013,517
Uniper SE (b)	56	2,270
United Internet AG	64,853	2,046,793
Volkswagen AG (a)	32,879	3,621,827
Volkswagen AG Preference Shares	189,381	20,463,181
Vonovia SE	870,996	27,171,804
Wacker Chemie AG (a)	20,827	1,568,637
Zalando SE (b) (e)	209,289	6,396,237
		2,216,961,220
GHANA — 0.0% *
Tullow Oil PLC (a) (b)	1,920,894	269,462
GUATEMALA — 0.0% *
Millicom International Cellular SA (a)	91,336	4,433,449

See accompanying notes to financial statements.
15

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
HONG KONG — 1.6%
AIA Group Ltd.	12,308,200	$118,092,531
ASMPT Ltd.	234,800	2,476,137
Bank of East Asia Ltd.	1,471,525	2,288,501
Cafe de Coral Holdings Ltd.	140,000	116,241
Cathay Pacific Airways Ltd. (a)	1,655,000	2,227,116
Champion REIT (a)	1,702,000	468,135
Chow Sang Sang Holdings International Ltd.	508,000	902,992
CK Asset Holdings Ltd.	2,324,531	11,269,512
CK Infrastructure Holdings Ltd.	287,500	1,888,238
CLP Holdings Ltd.	2,048,500	16,969,028
CTF Services Ltd.	1,792,000	1,939,314
Dah Sing Banking Group Ltd.	658,125	828,958
Dah Sing Financial Holdings Ltd.	46,885	204,765
DFI Retail Group Holdings Ltd.	652,400	2,126,824
Fortune Real Estate Investment Trust	1,781,000	1,155,988
Futu Holdings Ltd. ADR	71,975	12,517,172
Hang Lung Group Ltd. (a)	1,790,000	3,372,757
Hang Lung Properties Ltd.	2,182,516	2,448,893
Hang Seng Bank Ltd. (a)	829,100	12,627,673
Henderson Land Development Co. Ltd. (a)	1,677,869	5,917,527
HK Electric Investments & HK Electric Investments Ltd. Stapled Security (a)	3,160,500	2,404,781
HKT Trust & HKT Ltd. Stapled Security	4,951,900	7,331,999
Hong Kong & China Gas Co. Ltd. (a)	8,505,625	7,390,112
Hong Kong Exchanges & Clearing Ltd.	1,341,039	76,183,646
Hong Kong Technology Venture Co. Ltd.	841,642	167,671
Hongkong Land Holdings Ltd.	2,176,700	13,778,511
Hysan Development Co. Ltd.	377,841	772,155
Jardine Matheson Holdings Ltd.	183,905	11,586,015
Johnson Electric Holdings Ltd. (a)	112,537	588,692
Kerry Properties Ltd.	764,500	2,047,733
Link REIT	3,289,620	16,912,344
LK Technology Holdings Ltd. (a)	92,500	57,661
Long Well International Holdings Ltd. (b) (c)	3,424,000	—
Luk Fook Holdings International Ltd. (a)	132,000	422,446
Man Wah Holdings Ltd. (a)	834,000	461,999
Melco International Development Ltd. (b)	229,000	185,133
Melco Resorts & Entertainment Ltd. ADR (b)	224,846	2,061,838
Modern Dental Group Ltd.	753,966	508,755
MTR Corp. Ltd. (a)	2,146,388	7,277,481
New World Development Co. Ltd. (a) (b)	631,129	634,341
Pacific Basin Shipping Ltd. (a)	8,867,000	2,860,543
Security Description	Shares	Value
Pacific Textiles Holdings Ltd.	1,761,000	$337,244
PAX Global Technology Ltd.	1,661,000	1,227,540
PCCW Ltd.	1,977,875	1,354,953
Power Assets Holdings Ltd.	1,515,500	9,598,972
Prudential PLC	2,704,454	37,901,473
Realord Group Holdings Ltd. (a) (b)	550,000	853,941
Sino Land Co. Ltd.	10,262,132	12,991,877
Sun Hung Kai Properties Ltd.	1,585,509	18,992,525
Sunlight Real Estate Investment Trust	1,542,000	441,964
Swire Pacific Ltd. Class A	25,500	216,149
Swire Pacific Ltd. Class B	892,500	1,339,828
Swire Properties Ltd.	1,374,000	3,909,871
Techtronic Industries Co. Ltd.	1,622,000	20,753,445
Value Partners Group Ltd.	402,000	136,404
Vitasoy International Holdings Ltd.	230,000	249,499
VTech Holdings Ltd.	198,900	1,602,878
Wharf Real Estate Investment Co. Ltd.	1,349,000	3,987,841
Yue Yuen Industrial Holdings Ltd. (a)	921,500	1,569,312
Yuexiu Real Estate Investment Trust (a)	421,000	50,323
		470,988,197
INDONESIA — 0.0% *
First Pacific Co. Ltd.	3,780,000	3,172,510
IRELAND — 0.3%
AerCap Holdings NV	194,693	23,557,853
AIB Group PLC	2,427,277	22,003,565
Amarin Corp. PLC ADR (a) (b)	15,026	246,126
Bank of Ireland Group PLC	963,470	15,866,059
C&C Group PLC (a)	550,219	1,022,211
Dalata Hotel Group PLC	532,352	4,003,286
Glanbia PLC (a)	132,109	2,174,745
Greencore Group PLC	454,487	1,398,084
Kerry Group PLC Class A	161,962	14,605,933
Kingspan Group PLC	152,938	12,722,910
		97,600,772
ISRAEL — 0.9%
Airport City Ltd. (b)	64,789	1,204,975
Alony Hetz Properties & Investments Ltd.	141,249	1,678,655
Amot Investments Ltd.	187,900	1,408,326
Ashdod Refinery Ltd. (b)	63,879	1,082,859
Bank Hapoalim BM	1,492,716	30,419,144
Bank Leumi Le-Israel BM	1,684,617	33,294,580
Bezeq The Israeli Telecommunication Corp. Ltd.	2,261,334	4,344,691
Camtek Ltd. (b)	18,533	1,940,537
Cellebrite DI Ltd. (a) (b)	154,130	2,856,029
Check Point Software Technologies Ltd. (b)	134,224	27,772,288
Compugen Ltd. (a) (b)	310,592	456,570

See accompanying notes to financial statements.
16

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Delek Group Ltd.	12,442	$3,015,683
Elbit Systems Ltd.	26,326	13,364,220
Electra Ltd.	1,462	853,966
Enlight Renewable Energy Ltd. (b)	83,448	2,574,046
First International Bank of Israel Ltd.	54,096	3,882,598
Gav-Yam Lands Corp. Ltd.	91,276	1,085,866
Global-e Online Ltd. (b)	79,506	2,843,135
Harel Insurance Investments & Financial Services Ltd.	118,088	3,989,290
ICL Group Ltd.	962,700	6,032,357
Innoviz Technologies Ltd. (a) (b)	902,846	1,841,806
Isracard Ltd.	55,200	223,574
Israel Discount Bank Ltd. Class A	1,206,521	11,957,469
Kornit Digital Ltd. (b)	192,480	2,598,480
Melisron Ltd.	21,081	2,552,565
Mivne Real Estate KD Ltd.	603,232	2,359,242
Mizrahi Tefahot Bank Ltd.	152,692	10,071,617
Nano Dimension Ltd. ADR (a) (b)	305,015	478,874
Nano-X Imaging Ltd. (a) (b)	174,257	644,751
Nice Ltd. (b)	67,912	10,032,104
Nova Ltd. (b)	27,379	8,698,126
Oddity Tech Ltd. Class A (b)	46,455	2,894,146
Oramed Pharmaceuticals, Inc. (b)	224	591
Paz Retail & Energy Ltd.	8,866	1,821,777
Phoenix Financial Ltd.	147,765	5,546,499
Plus500 Ltd.	110,018	4,769,198
Radware Ltd. (b)	41,702	1,104,686
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	11,911	1,100,780
Reit 1 Ltd.	1,333,102	9,886,786
Sapiens International Corp. NV	27,294	1,174,877
Shapir Engineering & Industry Ltd.	145,212	1,190,356
Shikun & Binui Ltd. (b)	256,585	1,172,827
Shufersal Ltd.	290,815	3,434,144
Strauss Group Ltd.	376,726	10,675,139
Teva Pharmaceutical Industries Ltd. ADR (b)	1,143,519	23,099,084
Tower Semiconductor Ltd. (b)	111,061	7,913,958
Wix.com Ltd. (b)	51,618	9,168,905
ZIM Integrated Shipping Services Ltd.	161,441	2,187,526
		282,699,702
ITALY — 2.9%
A2A SpA	1,557,320	4,075,077
AMCO - Asset Management Co. SpA Class B (a) (b) (c)	97	—
Amplifon SpA (a)	85,776	1,396,401
Azimut Holding SpA	113,148	4,378,006
Banca Generali SpA	76,640	4,270,265
Banca IFIS SpA	204,355	5,417,041
Banca Mediolanum SpA	260,683	5,222,457
Security Description	Shares	Value
Banca Monte dei Paschi di Siena SpA (a)	2,284,575	$20,240,188
Banca Popolare di Sondrio SpA	768,451	11,981,878
Banco BPM SpA	1,697,981	25,387,995
BFF Bank SpA (b) (e)	307,579	3,946,545
Biesse SpA	11,898	103,313
BPER Banca SpA	1,470,600	16,304,980
Brembo NV (a)	469,845	4,960,329
Brunello Cucinelli SpA (a)	35,185	3,844,840
Buzzi SpA	119,795	6,581,895
Coca-Cola HBC AG	228,333	10,771,063
Davide Campari-Milano NV (a)	548,802	3,462,803
De' Longhi SpA	77,486	2,802,397
DiaSorin SpA	25,904	2,298,617
Enav SpA (e)	259,142	1,316,014
Enel SpA	7,830,211	74,211,201
Eni SpA	2,517,594	43,976,190
ERG SpA	56,041	1,382,811
Esprinet SpA	426,334	2,945,541
Ferrari NV	127,175	61,505,633
FinecoBank Banca Fineco SpA	531,943	11,503,731
Generali	1,152,971	45,261,885
Hera SpA	768,421	3,458,086
Immobiliare Grande Distribuzione SIIQ SpA REIT	560,000	2,270,100
Infrastrutture Wireless Italiane SpA (a) (e)	244,413	2,874,724
Interpump Group SpA	209,556	9,597,977
Intesa Sanpaolo SpA	17,557,594	115,817,768
Iren SpA	3,167,863	9,804,376
Italgas SpA	429,163	3,950,927
Iveco Group NV	211,836	4,568,693
Leonardo SpA	499,466	31,702,849
Lottomatica Group SpA	322,954	8,697,472
MFE-MediaForEurope NV Class A (a)	456,905	1,706,152
MFE-MediaForEurope NV Class B (a)	153,457	781,111
Moncler SpA	168,725	9,886,819
Nexi SpA (a) (e)	256,183	1,449,688
Pirelli & C SpA (e)	415,201	2,826,667
Poste Italiane SpA (e)	546,184	12,957,257
PRADA SpA	489,400	2,943,797
Prysmian SpA	308,318	30,496,190
Recordati Industria Chimica e Farmaceutica SpA	166,857	10,136,144
Reply SpA	84,112	11,978,388
Ryanair Holdings PLC ADR (a)	328,447	19,779,078
Saipem SpA (a)	875,031	2,526,192
Salvatore Ferragamo SpA (a) (b)	71,645	450,378
Snam SpA	2,295,379	13,803,603
Technogym SpA (e)	183,609	3,115,293
Telecom Italia SpA (a) (b) (d)	15,308,458	8,009,805
Telecom Italia SpA (b) (d)	4,137,475	2,394,791
Terna - Rete Elettrica Nazionale	1,500,074	15,225,223
UniCredit SpA	1,754,900	132,937,597
Unipol Assicurazioni SpA	385,247	8,265,665

See accompanying notes to financial statements.
17

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Wizz Air Holdings PLC (a) (b) (e)	90,176	$1,402,164
Zignago Vetro SpA (a)	417,410	3,830,466
		869,194,536
IVORY COAST — 0.0% *
Endeavour Mining PLC	191,698	8,000,277
JAPAN — 21.6%
77 Bank Ltd.	81,400	3,406,801
ABC-Mart, Inc.	28,500	566,102
Acom Co. Ltd.	690,900	2,252,086
Activia Properties, Inc. REIT	507	462,079
ADEKA Corp.	22,400	500,676
Advance Residence Investment Corp. REIT	3,048	3,428,058
Advanced Media, Inc.	6,800	48,346
Advantest Corp.	858,500	85,161,154
Aeon Co. Ltd.	3,018,555	36,688,264
AEON Financial Service Co. Ltd.	147,000	1,501,503
AEON REIT Investment Corp.	545	478,630
AGC, Inc.	202,200	6,606,053
Aica Kogyo Co. Ltd.	13,300	335,371
Ain Holdings, Inc.	6,000	283,577
Air Water, Inc.	202,200	3,484,436
Aisin Corp.	772,500	13,390,663
Ajinomoto Co., Inc.	1,010,000	29,037,885
Akita Bank Ltd.	16,555	401,867
Alconix Corp.	20,300	290,579
Alfresa Holdings Corp.	204,000	2,923,560
Alps Alpine Co. Ltd. (a)	203,000	2,579,338
ALSOK Co. Ltd.	131,000	989,918
Amada Co. Ltd. (a)	489,700	6,036,489
Amano Corp.	23,000	653,939
ANA Holdings, Inc.	113,800	2,204,569
Anritsu Corp. (a)	34,000	434,079
Aoyama Trading Co. Ltd.	2,100	34,653
Aozora Bank Ltd. (a)	131,700	2,064,431
Arcs Co. Ltd.	21,600	462,173
ARE Holdings, Inc.	33,200	483,101
As One Corp.	20,000	332,464
Asahi Group Holdings Ltd.	1,995,408	23,989,213
Asahi Intecc Co. Ltd.	170,500	2,772,494
Asahi Kasei Corp.	1,390,550	10,964,522
Asics Corp.	947,300	24,836,277
Astellas Pharma, Inc. (a)	2,276,100	24,666,676
Atom Corp. (a) (b)	908,200	3,935,728
Awa Bank Ltd.	2,310	58,108
Azbil Corp.	502,900	4,779,227
Bandai Namco Holdings, Inc.	755,800	25,204,422
Bank of Iwate Ltd.	204,955	5,398,483
BASE, Inc. (a) (b)	422,600	938,571
BayCurrent, Inc.	210,100	12,376,816
Bic Camera, Inc.	170,500	1,888,736
BIPROGY, Inc.	82,700	3,381,133
Bridgestone Corp.	635,765	29,479,762
Brother Industries Ltd.	203,200	3,410,172
Calbee, Inc. (a)	133,000	2,572,015
Security Description	Shares	Value
Can Do Co. Ltd. (a)	5,300	$126,682
Canon Marketing Japan, Inc.	48,900	1,983,019
Canon, Inc. (a)	1,340,416	39,363,403
Capcom Co. Ltd.	463,400	12,623,206
Carenet, Inc.	136,000	1,029,543
Casio Computer Co. Ltd. (a)	700,600	5,768,559
Central Japan Railway Co.	1,187,600	34,119,828
Change Holdings, Inc. (a)	51,600	398,657
Chiba Bank Ltd.	680,250	7,160,163
Chubu Electric Power Co., Inc.	694,465	9,679,766
Chugai Pharmaceutical Co. Ltd.	776,440	33,899,754
Chugin Financial Group, Inc.	202,200	2,987,442
Chugoku Electric Power Co., Inc. (a)	202,700	1,157,443
Citizen Watch Co. Ltd. (a)	205,100	1,392,933
CKD Corp.	56,700	1,057,714
Coca-Cola Bottlers Japan Holdings, Inc.	201,800	3,600,521
Colowide Co. Ltd. (a)	2,400	29,739
Comforia Residential REIT, Inc.	127	279,480
COMSYS Holdings Corp.	118,900	2,971,594
Concordia Financial Group Ltd.	1,390,700	10,706,747
Cosmo Energy Holdings Co. Ltd. (a)	119,000	2,885,459
Cosmos Pharmaceutical Corp.	66,600	3,896,293
Credit Saison Co. Ltd.	161,700	4,324,847
Creek & River Co. Ltd.	9,600	97,765
Cyber Security Cloud, Inc. (a)	31,300	372,162
CyberAgent, Inc.	611,100	7,348,841
Dai Nippon Printing Co. Ltd.	514,500	8,763,414
Daicel Corp.	206,100	1,883,278
Daido Steel Co. Ltd.	207,700	1,798,046
Daifuku Co. Ltd.	464,200	14,908,085
Dai-ichi Life Holdings, Inc.	4,894,300	38,641,391
Daiichi Sankyo Co. Ltd.	2,082,495	46,744,564
Daiichikosho Co. Ltd.	30,000	339,743
Daikin Industries Ltd.	299,810	34,673,493
Daio Paper Corp. (a)	41,700	251,581
Daiseki Co. Ltd. (a)	21,720	502,979
Daishi Hokuetsu Financial Group, Inc.	421,302	4,093,634
Daito Trust Construction Co. Ltd.	358,775	7,883,163
Daiwa House Industry Co. Ltd.	698,100	25,147,388
Daiwa House REIT Investment Corp.	3,925	3,348,681
Daiwa Office Investment Corp. REIT	184	454,752
Daiwa Securities Group, Inc. (a)	2,753,550	22,420,313
Daiwa Securities Living Investments Corp. REIT (a)	570	414,517
Daiwabo Holdings Co. Ltd.	40,000	799,675
DCM Holdings Co. Ltd.	49,200	534,026
DeNA Co. Ltd. (a)	202,800	3,185,121
Denka Co. Ltd. (a)	7,000	108,234
Denso Corp.	2,289,740	33,109,251
Dentsu Group, Inc.	166,400	3,648,327
Dexerials Corp. (a)	161,700	2,492,535

See accompanying notes to financial statements.
18

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
DIC Corp.	36,700	$907,032
Digital Garage, Inc.	12,500	305,972
Dip Corp.	32,300	508,498
Disco Corp.	100,700	31,713,153
DMG Mori Co. Ltd.	143,600	2,892,711
Dowa Holdings Co. Ltd. (a)	75,800	2,770,548
Duskin Co. Ltd.	18,300	477,187
East Japan Railway Co.	1,330,900	32,622,528
Ebara Corp.	522,500	11,968,836
Eisai Co. Ltd.	258,751	8,716,432
Electric Power Development Co. Ltd. (a)	196,200	3,685,932
EM Systems Co. Ltd.	45,000	231,879
en Japan, Inc.	33,700	372,175
ENEOS Holdings, Inc.	3,410,000	21,701,994
eRex Co. Ltd. (a)	212,700	1,060,007
Eternal Hospitality Group Co. Ltd. (a)	34,800	712,801
euglena Co. Ltd. (a) (b)	630,200	1,950,106
EXEO Group, Inc.	255,000	3,698,480
Ezaki Glico Co. Ltd.	48,500	1,662,698
FANUC Corp.	1,164,375	33,602,372
Fast Retailing Co. Ltd.	212,100	64,684,863
Feed One Co. Ltd. (a)	905,680	6,948,136
Financial Partners Group Co. Ltd. (a)	207,200	3,337,704
FINDEX, Inc.	188,900	1,126,864
Fixstars Corp. (a)	33,900	420,981
Focus Systems Corp. (a)	13,300	144,451
Food & Life Cos. Ltd.	153,200	8,025,923
Foster Electric Co. Ltd. (a)	486,600	7,703,361
FP Corp.	11,600	197,699
Freee KK (b)	19,200	456,973
Fronteo, Inc. (b)	12,000	86,292
Frontier Real Estate Investment Corp. REIT	885	535,129
Fuji Corp.	29,600	541,152
Fuji Electric Co. Ltd.	131,500	8,854,224
Fuji Kyuko Co. Ltd.	11,500	200,355
Fuji Oil Co. Ltd.	20,000	486,034
Fuji Seal International, Inc.	17,500	337,594
FUJIFILM Holdings Corp.	1,565,830	39,027,797
Fujikura Ltd.	269,800	26,407,279
Fujitec Co. Ltd.	30,500	1,166,222
Fujitsu Ltd.	1,848,910	43,617,175
Fukuoka Financial Group, Inc.	143,234	4,304,245
Fukuyama Transporting Co. Ltd. (a)	9,000	224,261
Funai Soken Holdings, Inc.	41,400	724,363
Furukawa Electric Co. Ltd.	205,455	12,676,345
Fuyo General Lease Co. Ltd.	30,000	898,873
GA Technologies Co. Ltd. (b)	15,300	224,292
Gakujo Co. Ltd. (a)	23,700	277,143
giftee, Inc. (a)	33,500	273,108
Glory Ltd. (a)	15,000	372,042
GLP J-Reit	4,894	4,523,350
Security Description	Shares	Value
GMO internet group, Inc.	26,400	$647,107
GMO Payment Gateway, Inc.	31,600	1,775,300
GNI Group Ltd. (a) (b)	85,300	1,405,831
Godo Steel Ltd. (a)	52,000	1,401,361
Goldwin, Inc. (a)	94,800	1,616,963
GS Yuasa Corp.	74,100	1,756,103
GungHo Online Entertainment, Inc.	8,100	148,415
Gunma Bank Ltd. (a)	493,500	5,518,605
H.U. Group Holdings, Inc. (a)	20,000	462,471
Hachijuni Bank Ltd.	689,000	7,212,608
Hakuhodo DY Holdings, Inc. (a)	206,600	1,662,620
Hamamatsu Photonics KK	532,900	5,791,411
Hankyu Hanshin Holdings, Inc.	207,700	6,137,406
Hankyu Hanshin REIT, Inc.	4,906	5,667,221
Hanwa Co. Ltd. (a)	18,700	797,711
Harmonic Drive Systems, Inc.	67,500	1,209,822
Haseko Corp.	207,000	3,541,223
Hazama Ando Corp.	162,500	1,841,927
Heiwa Real Estate REIT, Inc.	772	794,033
Hikari Tsushin, Inc.	17,600	4,919,443
Hino Motors Ltd. (b)	203,700	533,646
Hirogin Holdings, Inc. (a)	197,000	1,928,849
Hirose Electric Co. Ltd.	22,240	2,775,388
HIS Co. Ltd. (a)	46,700	444,280
Hisamitsu Pharmaceutical Co., Inc.	23,800	663,631
Hitachi Construction Machinery Co. Ltd. (a)	77,600	2,487,446
Hitachi Ltd.	4,945,875	131,613,155
Hokkaido Electric Power Co., Inc. (a)	258,900	1,900,312
Hokkoku Financial Holdings, Inc. (a)	165,550	771,225
Hokuhoku Financial Group, Inc.	192,700	5,053,506
Hokuriku Electric Power Co. (a)	204,600	1,171,201
Honda Motor Co. Ltd. (a)	4,381,025	45,416,591
Horiba Ltd.	47,800	4,058,720
Hoshino Resorts REIT, Inc.	196	357,401
Hoshizaki Corp.	86,100	3,239,135
House Foods Group, Inc.	12,000	235,677
Hoya Corp.	370,406	51,352,966
Hulic Co. Ltd.	640,500	7,025,832
Hulic Reit, Inc.	1,701	1,952,260
Hyakugo Bank Ltd.	202,550	1,254,923
Ibiden Co. Ltd.	140,500	8,546,921
Ichigo Office REIT Investment Corp.	13,927	8,911,545
Idemitsu Kosan Co. Ltd. (a)	1,253,070	8,620,504
IHI Corp.	1,202,600	22,474,700
Iida Group Holdings Co. Ltd.	188,600	3,015,736
Iino Kaiun Kaisha Ltd. (a)	158,000	1,266,696
Inaba Denki Sangyo Co. Ltd. (a)	37,900	1,079,888
Industrial & Infrastructure Fund Investment Corp. REIT	4,701	4,322,685
Infomart Corp.	1,386,200	3,134,989
INFRONEER Holdings, Inc. (a)	135,812	1,415,274

See accompanying notes to financial statements.
19

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Inpex Corp.	908,300	$16,439,624
Intage Holdings, Inc. (a)	440,400	5,129,079
Internet Initiative Japan, Inc.	170,200	3,017,698
Invincible Investment Corp. REIT	6,738	3,075,067
Iriso Electronics Co. Ltd.	4,400	87,979
Isetan Mitsukoshi Holdings Ltd. (a)	491,000	9,086,251
Istyle, Inc. (a)	923,300	3,132,162
Isuzu Motors Ltd.	884,100	11,191,556
ITmedia, Inc.	9,100	102,532
Ito En Ltd.	8,200	193,278
ITOCHU Corp.	1,530,450	87,318,087
Itoham Yonekyu Holdings, Inc.	29,100	1,121,163
Iwatani Corp.	210,400	2,303,665
Iyogin Holdings, Inc.	207,900	3,161,049
Izumi Co. Ltd.	6,100	134,858
J Front Retailing Co. Ltd.	202,600	3,388,442
Jade Group, Inc. (a) (b)	90,600	858,242
JAFCO Group Co. Ltd. (a)	41,100	721,202
Japan Airlines Co. Ltd.	144,100	2,910,589
Japan Airport Terminal Co. Ltd.	63,900	2,043,537
Japan Elevator Service Holdings Co. Ltd.	102,400	1,301,451
Japan Excellent, Inc. REIT	2,028	1,993,876
Japan Exchange Group, Inc.	1,391,800	15,573,345
Japan Hotel REIT Investment Corp.	4,895	2,956,522
Japan Logistics Fund, Inc. REIT	111	73,506
Japan Metropolitan Fund Invest REIT	7,193	5,537,760
Japan Petroleum Exploration Co. Ltd.	621,400	5,448,847
Japan Post Bank Co. Ltd.	1,978,900	24,313,329
Japan Post Holdings Co. Ltd.	2,147,800	21,378,380
Japan Post Insurance Co. Ltd.	137,100	3,892,476
Japan Prime Realty Investment Corp. REIT	4,959	3,461,915
Japan Real Estate Investment Corp. REIT	7,728	6,514,785
Japan Steel Works Ltd.	43,700	2,663,101
Japan Tobacco, Inc.	1,238,900	40,786,348
JCR Pharmaceuticals Co. Ltd.	24,400	106,730
Jeol Ltd.	15,300	526,386
JFE Holdings, Inc. (a)	696,610	8,568,183
JGC Holdings Corp.	203,900	2,084,768
JMDC, Inc. (a)	24,400	740,170
JTEKT Corp.	204,900	2,040,190
Justsystems Corp.	13,100	425,328
JX Advanced Metals Corp.	720,900	9,569,858
Kadokawa Corp.	184,200	4,498,828
Kagome Co. Ltd.	11,700	228,082
Kajima Corp.	552,837	16,156,309
Kakaku.com, Inc.	206,300	3,546,709
Kaken Pharmaceutical Co. Ltd.	36,900	912,724
Kamigumi Co. Ltd.	18,400	559,656
Kanadevia Corp.	134,100	928,898
Kandenko Co. Ltd.	168,200	4,619,421
Security Description	Shares	Value
Kaneka Corp.	7,600	$216,547
Kansai Electric Power Co., Inc.	1,204,900	17,283,953
Kansai Paint Co. Ltd. (a)	206,300	3,368,605
Kao Corp.	664,000	29,004,056
Katitas Co. Ltd. (a)	20,300	385,286
Kawasaki Heavy Industries Ltd.	155,800	10,306,842
Kawasaki Kisen Kaisha Ltd. (a)	713,300	10,171,715
KDDI Corp.	2,921,400	46,693,738
KDX Realty Investment Corp. REIT	5,738	6,546,724
Keihan Holdings Co. Ltd.	119,300	2,714,209
Keikyu Corp. (a)	208,000	2,114,013
Keio Corp.	83,800	2,170,396
Keisei Electric Railway Co. Ltd. (a)	605,500	5,623,071
Kewpie Corp.	135,000	3,692,081
Key Coffee, Inc. (a)	16,100	216,069
Keyence Corp.	208,800	78,014,585
Kikkoman Corp. (a)	1,067,800	9,073,968
Kinden Corp.	160,800	5,510,436
Kintetsu Group Holdings Co. Ltd. (a)	119,410	2,492,745
Kirin Holdings Co. Ltd.	899,300	13,198,583
Kiyo Bank Ltd.	221,200	4,397,489
KNT-CT Holdings Co. Ltd. (a) (b)	71,300	787,421
Kobayashi Pharmaceutical Co. Ltd.	14,300	519,771
Kobe Bussan Co. Ltd.	127,000	3,494,790
Kobe Steel Ltd. (a)	489,699	5,797,736
Koei Tecmo Holdings Co. Ltd.	42,120	549,013
Koito Manufacturing Co. Ltd.	176,500	2,679,439
Kokusai Electric Corp.	87,300	2,482,125
Kokuyo Co. Ltd.	723,500	4,315,966
Komatsu Ltd.	1,238,820	43,283,415
Konami Group Corp.	110,900	16,032,197
Konica Minolta, Inc.	1,191,175	4,259,468
Kosaido Holdings Co. Ltd. (a)	568,300	1,696,992
Kose Corp.	10,300	413,506
Kotobuki Spirits Co. Ltd.	48,000	589,904
K's Holdings Corp.	202,600	2,192,198
Kubota Corp.	1,408,050	17,762,110
Kuraray Co. Ltd.	489,300	5,643,922
Kureha Corp. (a)	24,000	620,781
Kurita Water Industries Ltd.	174,310	5,959,246
Kusuri No. Aoki Holdings Co. Ltd.	21,000	569,489
Kyocera Corp.	1,499,000	20,193,388
Kyoritsu Maintenance Co. Ltd. (a)	2,400	51,921
Kyoto Financial Group, Inc.	255,600	5,444,816
Kyowa Kirin Co. Ltd.	204,100	3,176,517
Kyudenko Corp.	70,100	3,395,710
Kyushu Electric Power Co., Inc.	491,800	4,926,825
Kyushu Financial Group, Inc.	203,900	1,257,626
Kyushu Railway Co.	107,900	2,863,257
LaSalle Logiport REIT	298	289,555
Lasertec Corp.	72,300	9,940,424

See accompanying notes to financial statements.
20

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Lifenet Insurance Co. (a) (b)	135,000	$1,894,031
LIKE, Inc. (a)	6,200	63,308
Lion Corp.	202,400	2,116,713
Lixil Corp. (a)	204,200	2,516,464
LY Corp.	4,740,300	15,281,558
M3, Inc. (a)	631,100	10,196,056
Mabuchi Motor Co. Ltd.	85,800	1,504,703
Macnica Holdings, Inc.	156,900	2,181,100
Makita Corp.	302,900	9,857,043
Mani, Inc.	21,000	180,943
Marubeni Corp.	2,215,050	55,464,366
Maruha Nichiro Corp.	10,200	236,965
Marui Group Co. Ltd. (a)	204,500	4,395,050
Maruichi Steel Tube Ltd.	196,500	1,713,063
Maruwa Co. Ltd. (a)	11,200	2,934,895
MatsukiyoCocokara & Co.	479,480	9,752,906
Matsuya Co. Ltd. (a)	694,500	6,771,710
Mazda Motor Corp. (a)	697,100	5,102,516
McDonald's Holdings Co. Japan Ltd.	61,600	2,590,216
Mebuki Financial Group, Inc.	898,300	5,755,300
Medipal Holdings Corp.	698,899	12,060,427
Medley, Inc. (a) (b)	61,500	1,013,999
MEIJI Holdings Co. Ltd.	306,700	6,367,215
Meiko Network Japan Co. Ltd. (a)	694,400	3,432,386
MEITEC Group Holdings, Inc.	31,500	680,827
Menicon Co. Ltd.	20,200	155,516
Mercari, Inc. (b)	74,200	1,143,509
Micronics Japan Co. Ltd. (a)	66,600	2,651,644
Milbon Co. Ltd.	22,600	379,357
Minebea Mitsumi, Inc. (a)	491,000	9,274,094
Mirait One Corp.	39,700	775,532
MISUMI Group, Inc.	233,100	3,640,486
Mitsubishi Chemical Group Corp.	1,597,300	9,207,309
Mitsubishi Corp.	4,734,914	113,207,037
Mitsubishi Electric Corp.	2,628,250	67,679,417
Mitsubishi Estate Co. Ltd.	1,394,025	32,121,523
Mitsubishi Estate Logistics REIT Investment Corp.	417	343,629
Mitsubishi Gas Chemical Co., Inc.	204,100	3,651,923
Mitsubishi HC Capital, Inc.	1,226,300	10,151,009
Mitsubishi Heavy Industries Ltd.	3,630,100	95,345,891
Mitsubishi Logistics Corp.	327,500	2,688,789
Mitsubishi Materials Corp. (a)	154,200	2,900,549
Mitsubishi Motors Corp. (a)	905,000	2,463,419
Mitsubishi UFJ Financial Group, Inc.	13,155,424	213,251,752
Mitsui & Co. Ltd.	3,266,552	81,395,615
Mitsui Chemicals, Inc. (a)	167,210	4,191,431
Mitsui E&S Co. Ltd. (a)	157,600	4,775,434
Mitsui Fudosan Accommodations Fund, Inc. REIT	595	531,808
Mitsui Fudosan Co. Ltd.	2,871,800	31,365,497
Mitsui Fudosan Logistics Park, Inc. REIT	544	391,558
Security Description	Shares	Value
Mitsui High-Tec, Inc.	127,500	$669,939
Mitsui Mining & Smelting Co. Ltd.	82,100	6,395,778
Mitsui OSK Lines Ltd. (a)	390,965	11,896,921
Miura Co. Ltd.	141,100	2,779,771
MIXI, Inc.	2,100	45,218
Mizuho Financial Group, Inc.	2,649,670	89,491,512
Mochida Pharmaceutical Co. Ltd.	12,000	257,982
Modec, Inc.	78,500	4,395,809
Monex Group, Inc.	72,300	408,779
Money Forward, Inc. (b)	31,200	1,264,816
MonotaRO Co. Ltd.	176,000	2,569,360
Mori Hills REIT Investment Corp.	482	466,710
Mori Trust Reit, Inc.	474	243,283
Morinaga & Co. Ltd.	41,800	741,410
Morinaga Milk Industry Co. Ltd.	24,000	562,928
MS&AD Insurance Group Holdings, Inc. (a)	1,595,197	36,249,322
m-up Holdings, Inc.	11,400	163,491
Murata Manufacturing Co. Ltd.	2,174,700	41,458,969
Musashino Bank Ltd. (a)	208,555	5,726,313
Nabtesco Corp.	140,900	3,195,139
Nachi-Fujikoshi Corp.	1,500	37,935
Nagase & Co. Ltd.	175,600	3,807,233
Nagawa Co. Ltd. (a)	15,700	710,133
Nagoya Railroad Co. Ltd. (a)	190,400	2,278,715
Nakanishi, Inc.	32,700	453,462
Nankai Electric Railway Co. Ltd.	29,100	549,744
NANO MRNA Co. Ltd. (b)	2,800	2,541
Nanto Bank Ltd.	208,355	7,181,007
NEC Corp.	1,463,800	46,971,244
Nexon Co. Ltd.	598,600	13,160,810
NexTone, Inc. (a) (b)	25,800	388,175
NGK Insulators Ltd.	207,900	3,490,456
NH Foods Ltd.	106,000	4,208,850
NHK Spring Co. Ltd.	204,700	3,085,365
Nichias Corp.	24,600	925,800
Nichirei Corp.	459,300	5,398,956
NIDEC Corp.	1,358,000	24,215,682
Nifco, Inc.	100,100	3,029,739
Nihon Kohden Corp.	182,400	2,087,871
Nihon M&A Center Holdings, Inc.	125,300	640,817
Nihon Parkerizing Co. Ltd.	40,600	376,351
Nikkon Holdings Co. Ltd. (a)	189,200	4,371,130
Nikon Corp. (a)	696,300	8,132,969
Nintendo Co. Ltd.	1,288,300	111,701,808
Nippon Building Fund, Inc. REIT	8,949	8,453,028
Nippon Electric Glass Co. Ltd.	33,700	1,108,083
Nippon Express Holdings, Inc.	182,100	4,144,213
Nippon Gas Co. Ltd.	43,500	815,303
Nippon Kayaku Co. Ltd.	151,400	1,424,453
Nippon Paint Holdings Co. Ltd. (a)	1,439,300	9,843,200
Nippon Parking Development Co. Ltd.	1,603,300	3,115,733
Nippon Prologis REIT, Inc.	6,403	3,745,940

See accompanying notes to financial statements.
21

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
NIPPON REIT Investment Corp.	388	$254,314
Nippon Sanso Holdings Corp.	202,900	7,208,696
Nippon Shinyaku Co. Ltd.	18,500	417,514
Nippon Shokubai Co. Ltd.	48,800	602,710
Nippon Steel Corp. (a)	5,740,500	23,691,199
Nippon Television Holdings, Inc.	2,000	53,438
Nippon Yusen KK (a)	597,665	20,440,843
Nipro Corp.	181,300	1,848,171
Nishimatsu Construction Co. Ltd. (a)	24,600	873,164
Nishi-Nippon Financial Holdings, Inc.	153,800	2,613,928
Nishi-Nippon Railroad Co. Ltd.	16,000	253,242
Nissan Chemical Corp.	95,900	3,487,037
Nissan Motor Co. Ltd. (a) (b)	2,776,541	6,839,595
Nissei ASB Machine Co. Ltd.	7,300	354,904
Nisshin Seifun Group, Inc.	205,600	2,528,148
Nisshinbo Holdings, Inc.	190,100	1,465,476
Nissin Foods Holdings Co. Ltd. (a)	167,700	3,163,572
Nissui Corp.	456,700	3,223,819
Niterra Co. Ltd.	189,500	7,331,841
Nitori Holdings Co. Ltd. (a)	371,000	7,168,287
Nitto Boseki Co. Ltd. (a)	42,600	1,903,782
Nitto Denko Corp.	927,400	22,085,288
NOF Corp.	170,400	2,984,899
NOK Corp. (a)	53,700	945,027
Nomura Holdings, Inc.	3,360,085	24,696,972
Nomura Real Estate Holdings, Inc.	618,600	3,954,500
Nomura Real Estate Master Fund, Inc. REIT	4,914	5,337,073
Nomura Research Institute Ltd.	534,400	20,527,821
NS Solutions Corp. (a)	112,300	2,743,531
NSD Co. Ltd.	29,700	699,439
NSK Ltd. (a)	491,700	2,544,981
NTN Corp. (a)	678,400	1,563,648
NTT UD REIT Investment Corp.	285	262,450
NTT, Inc.	31,850,200	33,363,076
Nxera Pharma Co. Ltd. (a) (b)	68,700	460,527
Obayashi Corp.	698,450	11,487,524
Obic Co. Ltd.	407,400	14,217,690
Odakyu Electric Railway Co. Ltd. (a)	490,099	5,523,715
Ogaki Kyoritsu Bank Ltd. (a)	16,555	389,536
Oisix ra daichi, Inc.	4,200	50,536
Oji Holdings Corp.	713,100	3,906,273
Okinawa Financial Group, Inc.	205,000	5,364,966
OKUMA Corp. (a)	23,600	540,123
Olympus Corp.	1,396,600	17,693,324
Omron Corp.	203,700	5,613,698
Ono Pharmaceutical Co. Ltd. (a)	691,600	7,975,047
Open House Group Co. Ltd.	81,200	4,208,863
Oracle Corp. Japan	34,200	3,496,767
Organo Corp.	30,000	2,303,551
Oriental Land Co. Ltd.	1,259,100	30,410,737
ORIX Corp.	1,393,100	36,618,575
Security Description	Shares	Value
Orix JREIT, Inc.	4,115	$2,791,908
Osaka Gas Co. Ltd.	499,200	14,497,537
Osaka Soda Co. Ltd. (a)	100,000	1,121,983
OSAKA Titanium Technologies Co. Ltd. (a)	113,800	2,007,306
OSG Corp.	39,500	567,285
Otsuka Corp.	208,600	4,361,694
Otsuka Holdings Co. Ltd.	692,400	36,845,797
PALTAC Corp.	12,000	376,287
Pan Pacific International Holdings Corp.	3,139,000	20,723,330
Panasonic Holdings Corp.	2,594,450	28,283,607
Park24 Co. Ltd.	50,100	641,155
Penta-Ocean Construction Co. Ltd.	197,700	1,560,878
PeptiDream, Inc. (a) (b)	121,800	1,296,885
Persol Holdings Co. Ltd.	2,709,200	4,947,498
Pharma Foods International Co. Ltd.	167,900	944,747
Pigeon Corp.	188,300	2,262,507
Pilot Corp.	15,200	494,024
Pola Orbis Holdings, Inc.	30,800	278,521
Rakus Co. Ltd. (a)	62,600	575,622
Rakuten Bank Ltd. (b)	122,300	6,847,674
Rakuten Group, Inc. (b)	1,882,400	12,234,931
Recruit Holdings Co. Ltd.	1,846,100	99,539,522
Relo Group, Inc.	128,200	1,549,060
Remixpoint, Inc. (a) (b)	124,300	283,638
Renesas Electronics Corp.	2,102,400	24,286,112
Rengo Co. Ltd.	496,600	3,143,659
RENOVA, Inc. (b)	15,500	98,761
ReproCELL, Inc. (a) (b)	697,900	916,766
Resona Holdings, Inc.	2,294,900	23,471,893
Resonac Holdings Corp.	179,100	6,089,048
Resorttrust, Inc.	74,200	943,546
Ricoh Co. Ltd.	694,900	6,147,455
Rinnai Corp.	132,400	3,143,138
Riso Kyoiku Group Corp.	1,201,318	1,830,223
Rock Field Co. Ltd. (a)	693,700	6,886,036
Rohm Co. Ltd. (a)	219,200	3,283,139
Rohto Pharmaceutical Co. Ltd.	190,502	3,207,389
Rorze Corp.	115,000	1,731,405
Round One Corp.	369,500	3,270,044
Ryohin Keikaku Co. Ltd.	633,900	12,640,657
Sakata Seed Corp.	12,700	313,448
SanBio Co. Ltd. (b)	187,500	3,168,907
San-In Godo Bank Ltd. (a)	202,650	1,889,488
Sanken Electric Co. Ltd. (a) (b)	11,100	540,400
Sankyo Co. Ltd.	246,300	4,288,590
Sankyu, Inc.	80,900	4,437,079
Sanrio Co. Ltd. (a)	194,100	9,135,587
Sansan, Inc. (b)	32,400	418,808
Santen Pharmaceutical Co. Ltd.	491,800	5,459,634
Sanwa Holdings Corp.	202,900	5,819,714
Sapporo Holdings Ltd.	81,900	4,098,743

See accompanying notes to financial statements.
22

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Sawai Group Holdings Co. Ltd. (a)	36,900	$500,837
SBI Holdings, Inc.	316,100	13,775,398
SCREEN Holdings Co. Ltd. (a)	112,200	10,225,900
SCSK Corp.	165,300	4,957,265
Secom Co. Ltd.	544,396	19,997,619
Sega Sammy Holdings, Inc.	190,800	4,025,682
Seibu Holdings, Inc.	204,400	7,408,696
Seiko Epson Corp.	492,100	6,324,311
Seino Holdings Co. Ltd. (a)	203,600	3,005,370
Sekisui Chemical Co. Ltd.	490,900	9,157,528
Sekisui House Ltd.	696,300	15,874,612
Sekisui House Reit, Inc.	6,823	3,677,495
Senko Group Holdings Co. Ltd.	56,600	779,527
Seria Co. Ltd.	20,100	422,592
Seven & i Holdings Co. Ltd.	2,609,584	35,180,836
Seven Bank Ltd. (a)	699,800	1,384,579
SG Holdings Co. Ltd. (a)	665,300	6,887,928
Sharp Corp. (a) (b)	173,700	976,088
SHIFT, Inc. (b)	102,000	863,324
Shiga Bank Ltd. (a)	76,910	3,530,824
Shikoku Electric Power Co., Inc. (a)	203,700	1,813,762
Shimadzu Corp.	319,200	8,072,668
Shimamura Co. Ltd.	58,000	3,883,685
Shimano, Inc.	70,500	7,924,298
Shimizu Corp.	695,013	9,786,231
Shin-Etsu Chemical Co. Ltd.	2,208,485	72,571,877
Shionogi & Co. Ltd.	919,200	16,129,646
Ship Healthcare Holdings, Inc.	19,200	296,675
Shiseido Co. Ltd.	496,600	8,497,195
Shizuoka Financial Group, Inc. (a)	684,700	9,418,479
SHO-BOND Holdings Co. Ltd.	17,600	579,894
Shochiku Co. Ltd. (a)	3,400	283,170
Skylark Holdings Co. Ltd.	197,400	4,088,747
SMC Corp.	62,200	19,133,602
SMS Co. Ltd.	185,200	1,955,018
Socionext, Inc. (a)	199,000	3,759,420
SoftBank Corp.	30,100,700	44,370,941
SoftBank Group Corp.	1,064,872	134,726,840
Sojitz Corp. (a)	176,200	4,672,101
Sompo Holdings, Inc.	1,149,800	35,618,614
Sony Financial Group, Inc. (b)	6,823,100	7,576,859
Sony Group Corp.	6,823,100	196,767,328
Sotetsu Holdings, Inc.	83,200	1,501,358
Sourcenext Corp. (a) (b)	1,437,200	1,732,211
Square Enix Holdings Co. Ltd.	332,700	7,168,307
Stanley Electric Co. Ltd.	195,773	3,962,254
Starts Proceed Investment Corp. REIT	51	71,587
Subaru Corp.	696,800	14,295,995
Sugi Holdings Co. Ltd.	175,300	4,232,791
SUMCO Corp.	467,800	4,995,230
Sumitomo Bakelite Co. Ltd.	30,600	1,028,322
Sumitomo Chemical Co. Ltd.	2,742,250	8,654,655
Security Description	Shares	Value
Sumitomo Corp.	1,431,775	$41,571,258
Sumitomo Electric Industries Ltd.	1,188,720	33,950,780
Sumitomo Forestry Co. Ltd. (a)	640,100	7,634,737
Sumitomo Heavy Industries Ltd.	92,400	2,228,587
Sumitomo Metal Mining Co. Ltd.	323,900	10,454,896
Sumitomo Mitsui Financial Group, Inc.	4,188,300	118,430,042
Sumitomo Mitsui Trust Group, Inc.	775,010	22,559,962
Sumitomo Osaka Cement Co. Ltd.	8,800	231,791
Sumitomo Pharma Co. Ltd. (b)	189,900	2,200,081
Sumitomo Realty & Development Co. Ltd.	506,300	22,393,280
Sumitomo Rubber Industries Ltd.	204,200	2,486,737
Sumitomo Warehouse Co. Ltd.	68,000	1,434,269
Sun Corp. (a)	1,800	99,942
Sun Frontier Fudousan Co. Ltd.	3,100	49,160
Sundrug Co. Ltd.	58,600	1,720,880
Suntory Beverage & Food Ltd.	86,900	2,721,417
SUNWELS Co. Ltd. (a) (b)	129,900	571,724
Suruga Bank Ltd. (a)	203,300	2,124,061
Suzuken Co. Ltd.	90,900	3,580,359
Suzuki Motor Corp.	2,105,400	30,800,127
Sysmex Corp.	575,000	7,103,548
Systena Corp.	162,400	582,808
T&D Holdings, Inc.	779,100	19,107,561
Tadano Ltd.	5,200	36,777
Taiheiyo Cement Corp.	138,800	3,613,678
Taisei Corp.	194,487	13,392,916
Taiyo Yuden Co. Ltd. (a)	493,300	11,056,119
Takara Bio, Inc.	39,500	249,274
Takara Holdings, Inc.	186,000	2,198,348
Takasago Thermal Engineering Co. Ltd.	122,800	3,423,283
Takashimaya Co. Ltd. (a)	433,300	4,973,041
Takeda Pharmaceutical Co. Ltd.	1,620,615	47,350,467
Takeuchi Manufacturing Co. Ltd.	31,700	1,111,866
Takuma Co. Ltd.	33,400	507,496
TDK Corp.	2,314,025	33,664,101
Teijin Ltd.	697,410	5,942,990
tella, Inc. (b) (c)	600	—
TerraSky Co. Ltd. (b)	49,400	688,727
Terumo Corp.	1,569,000	25,954,342
THK Co. Ltd.	121,800	3,374,788
TIS, Inc.	166,000	5,489,684
Toagosei Co. Ltd.	55,100	562,622
Tobu Railway Co. Ltd.	195,300	3,492,483
Toda Corp.	191,000	1,319,159
Toei Animation Co. Ltd.	38,500	795,104
Toei Co. Ltd. (a)	17,000	619,291
Toho Co. Ltd.	202,800	13,045,333
Toho Gas Co. Ltd. (a)	138,700	4,280,696
Toho Holdings Co. Ltd. (a)	13,500	499,103
Tohoku Electric Power Co., Inc.	694,300	5,058,515
Tokai Carbon Co. Ltd.	203,500	1,419,960

See accompanying notes to financial statements.
23

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Tokio Marine Holdings, Inc.	2,163,195	$91,824,284
Tokuyama Corp. (a)	9,100	226,445
Tokyo Century Corp.	162,800	2,080,127
Tokyo Electric Power Co. Holdings, Inc. (b)	1,393,575	6,550,562
Tokyo Electron Ltd.	555,565	99,161,685
Tokyo Gas Co. Ltd.	501,995	17,892,824
Tokyo Metro Co. Ltd. (a)	250,000	2,868,436
Tokyo Ohka Kogyo Co. Ltd.	131,600	4,319,984
Tokyo Seimitsu Co. Ltd.	20,800	1,416,149
Tokyo Tatemono Co. Ltd.	202,700	4,070,196
Tokyu Corp.	713,475	8,715,231
Tokyu Fudosan Holdings Corp.	492,400	4,084,301
Tokyu REIT, Inc.	379	513,511
Tomy Co. Ltd.	109,400	2,370,451
TOPPAN Holdings, Inc.	461,100	11,848,695
Toray Industries, Inc.	2,600,350	16,644,282
Tosoh Corp. (a)	304,900	4,520,287
TOTO Ltd.	187,800	4,951,709
Towa Corp.	91,500	1,324,004
Toyo Seikan Group Holdings Ltd.	201,600	4,607,103
Toyo Suisan Kaisha Ltd.	120,000	8,592,613
Toyo Tire Corp.	202,600	5,392,698
Toyoda Gosei Co. Ltd.	16,000	398,903
Toyota Boshoku Corp.	36,100	599,976
Toyota Industries Corp.	203,400	22,917,534
Toyota Motor Corp.	13,091,700	252,597,076
Toyota Tsusho Corp.	742,100	20,612,074
Trend Micro, Inc.	128,800	7,064,225
Trusco Nakayama Corp.	85,800	1,387,347
TS Tech Co. Ltd.	36,400	458,558
Tsuburaya Fields Holdings, Inc.	68,200	1,045,501
Tsumura & Co.	48,500	1,189,142
Tsuruha Holdings, Inc.	199,000	3,190,117
UBE Corp. (a)	35,100	542,834
Ulvac, Inc.	24,700	1,078,581
Unicharm Corp.	1,353,300	8,791,387
United Urban Investment Corp. REIT	2,070	2,514,528
Ushio, Inc.	30,600	482,667
USS Co. Ltd.	556,220	6,393,225
Valor Holdings Co. Ltd.	18,900	372,152
Visional, Inc. (b)	30,000	2,297,457
Wacoal Holdings Corp. (a)	25,300	965,506
Wacom Co. Ltd.	62,600	347,154
Warabeya Nichiyo Holdings Co. Ltd.	208,800	4,175,010
Welcia Holdings Co. Ltd.	13,000	237,668
West Japan Railway Co.	496,600	10,904,789
Workman Co. Ltd.	5,600	236,612
Yakult Honsha Co. Ltd. (a)	590,500	9,642,081
Yamada Holdings Co. Ltd.	1,606,080	5,278,743
Yamaguchi Financial Group, Inc.	175,800	2,145,644
Yamaha Corp. (a)	740,100	4,931,661
Yamaha Motor Co. Ltd.	1,269,700	9,543,061
Yamato Holdings Co. Ltd. (a)	209,400	3,354,710
Security Description	Shares	Value
Yamato Kogyo Co. Ltd.	21,300	$1,311,590
Yamazaki Baking Co. Ltd.	203,600	4,538,384
Yaoko Co. Ltd. (b)	27,100	1,769,662
Yaskawa Electric Corp.	223,800	4,784,078
Yokogawa Electric Corp.	204,000	5,877,510
Yokohama Rubber Co. Ltd.	129,900	4,824,468
Yoshinoya Holdings Co. Ltd. (a)	22,600	460,615
Zenkoku Hosho Co. Ltd.	163,800	3,722,198
Zensho Holdings Co. Ltd. (a)	67,900	4,446,821
Zeon Corp.	191,400	2,133,867
ZOZO, Inc.	414,600	3,817,964
		6,530,507,348
LUXEMBOURG — 0.1%
Aperam SA (a)	49,425	1,604,014
ArcelorMittal SA	561,350	20,170,144
Eurofins Scientific SE (a)	104,212	7,564,904
SES SA (a)	358,080	2,728,524
SUSE SA (b) (c)	46	—
		32,067,586
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	1,578,000	8,696,807
MGM China Holdings Ltd.	639,200	1,366,240
Sands China Ltd.	2,768,800	7,722,349
SJM Holdings Ltd. (a) (b)	71,250	30,403
Wynn Macau Ltd. (a)	817,200	758,340
		18,574,139
MEXICO — 0.0% *
Fresnillo PLC	211,322	6,714,018
NETHERLANDS — 3.2%
Aalberts NV	104,248	3,429,758
ABN AMRO Bank NV Dutch Certificate (e)	463,840	14,851,574
Adyen NV (b) (e)	34,234	54,907,046
Aegon Ltd.	1,639,561	13,161,737
Akzo Nobel NV	174,952	12,457,455
Argenx SE (b)	61,161	44,354,560
ASM International NV	49,638	29,792,225
ASML Holding NV	416,202	404,971,749
ASR Nederland NV	155,137	10,532,481
BE Semiconductor Industries NV	85,094	12,683,152
Euronext NV (e)	100,625	15,063,056
EXOR NV	96,894	9,472,356
Fugro NV (a)	131,709	1,405,977
Heineken Holding NV	99,605	6,829,042
Heineken NV	311,425	24,304,692
IMCD NV	55,527	5,741,491
ING Groep NV	3,257,342	84,489,327
JDE Peet's NV	205,350	7,528,129
Koninklijke Ahold Delhaize NV	954,268	38,627,568
Koninklijke KPN NV	4,884,504	23,456,482
Koninklijke Philips NV	1,182,141	32,002,915
Merus NV (b)	118,312	11,139,075
NN Group NV	253,920	17,871,521
OCI NV (b)	41,817	193,592

See accompanying notes to financial statements.
24

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Pharming Group NV (b)	471,589	$688,767
PostNL NV (a)	1,551,669	1,905,255
Randstad NV (a)	69,568	2,956,622
Redcare Pharmacy NV (a) (b) (e)	22,796	1,972,737
SBM Offshore NV	462,963	11,837,036
Universal Music Group NV (a)	1,157,227	33,395,250
Wolters Kluwer NV	288,866	39,423,341
		971,445,968
NEW ZEALAND — 0.3%
a2 Milk Co. Ltd. (a)	1,738,128	10,041,977
Air New Zealand Ltd.	1,332,883	460,494
Auckland International Airport Ltd.	2,104,616	9,629,716
Contact Energy Ltd. (a)	805,412	4,255,728
Fisher & Paykel Healthcare Corp. Ltd.	755,854	16,260,748
Fletcher Building Ltd. (a) (b)	455,064	890,465
Goodman Property Trust REIT (a)	2,474,774	3,060,762
Infratil Ltd. (a)	1,238,982	8,884,773
Meridian Energy Ltd.	1,434,747	4,640,288
Ryman Healthcare Ltd. (a) (b)	759,994	1,142,943
Spark New Zealand Ltd. (a)	2,289,817	3,137,814
Xero Ltd. (b)	143,051	14,932,106
		77,337,814
NORWAY — 0.6%
Aker BP ASA	339,058	8,600,652
Aker Solutions ASA	148,069	444,008
AutoStore Holdings Ltd. (b) (e)	495,657	452,548
DNB Bank ASA	976,123	26,560,704
DNO ASA	849,762	1,307,287
Equinor ASA	1,175,645	28,678,866
Gjensidige Forsikring ASA	195,939	5,745,931
Kongsberg Gruppen ASA	452,988	14,480,198
Leroy Seafood Group ASA	292,782	1,445,453
LINK Mobility Group Holding ASA (b)	285,807	849,303
Mowi ASA	367,002	7,753,615
NEL ASA (b)	251,941	54,338
Nordic Semiconductor ASA (b)	658,105	10,078,218
Norsk Hydro ASA	2,148,813	14,558,295
Orkla ASA	1,556,198	16,251,662
Pexip Holding ASA	246,628	1,527,552
Salmar ASA	56,066	2,994,967
SpareBank 1 Sor-Norge ASA	190,400	3,392,844
Storebrand ASA	518,678	7,911,844
Telenor ASA	886,725	14,699,064
TGS ASA	143,193	1,060,551
TOMRA Systems ASA	229,428	3,426,083
Vend Marketplaces ASA Class A	71,816	2,553,701
Vend Marketplaces ASA Class B	71,649	2,408,454
		177,236,138
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R	8,920,299	7,894,552
Security Description	Shares	Value
EDP SA	3,960,778	$18,787,848
Galp Energia SGPS SA	446,105	8,439,189
Jeronimo Martins SGPS SA	257,986	6,274,863
Mota-Engil SGPS SA	577,409	3,460,123
NOS SGPS SA	1,368,610	6,255,573
		51,112,148
SINGAPORE — 1.5%
AIMS APAC REIT	2,999,431	3,164,153
CapitaLand Ascendas REIT	2,612,934	5,654,736
CapitaLand Ascott Trust REIT	3,289,288	2,372,819
Capitaland India Trust	2,051,500	1,909,556
CapitaLand Integrated Commercial Trust REIT	5,891,233	10,464,570
CapitaLand Investment Ltd.	5,665,446	11,821,323
CDL Hospitality Trusts REIT (a)	56,794	35,463
City Developments Ltd. (a)	690,900	3,708,523
ComfortDelGro Corp. Ltd.	2,095,400	2,356,756
COSCO Shipping International Singapore Co. Ltd. (a) (b)	9,916,300	930,711
DBS Group Holdings Ltd.	2,266,907	89,941,276
Digital Core REIT Management Pte. Ltd.	4,841,700	2,299,808
ESR-REIT	812,852	1,765,425
Frasers Centrepoint Trust REIT	1,657,444	2,982,679
Genting Singapore Ltd. (a)	14,060,964	8,016,451
Grab Holdings Ltd. Class A (b)	2,663,328	16,033,235
IGG, Inc.	668,000	386,355
Jardine Cycle & Carriage Ltd. (a)	143,133	3,184,187
Keppel Infrastructure Trust	6,505,469	2,346,450
Keppel Ltd.	1,417,575	9,808,229
Keppel REIT (a)	1,260,544	987,550
Manulife U.S. Real Estate Investment Trust (a) (b)	2,856,300	217,079
Mapletree Logistics Trust REIT (a)	2,635,683	2,555,541
Mapletree Pan Asia Commercial Trust REIT (a)	2,095,300	2,324,138
New Noble (b) (c)	1,611	—
Oversea-Chinese Banking Corp. Ltd.	4,235,230	54,008,052
Parkway Life Real Estate Investment Trust	729,900	2,332,600
SATS Ltd. (a)	847,650	2,228,928
Sea Ltd. ADR (b)	386,682	69,111,674
Seatrium Ltd. (a)	3,240,518	5,957,204
Sembcorp Industries Ltd. (a)	890,800	4,159,646
Singapore Airlines Ltd. (a)	1,384,789	7,003,432
Singapore Exchange Ltd.	877,800	11,255,068
Singapore Technologies Engineering Ltd.	1,846,000	12,328,622
Singapore Telecommunications Ltd.	6,407,200	20,525,703
STMicroelectronics NV	798,208	22,364,088
Suntec Real Estate Investment Trust	2,276,900	2,260,652
United Overseas Bank Ltd. (a)	1,388,508	37,243,722

See accompanying notes to financial statements.
25

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
UOL Group Ltd.	695,454	$4,213,075
Venture Corp. Ltd.	194,900	2,107,436
		442,366,915
SOUTH AFRICA — 0.2%
Anglo American PLC	1,323,487	49,621,587
SOUTH KOREA — 4.7%
ABLBio, Inc. (b)	29,927	1,970,888
Advanced Nano Products Co. Ltd.	20,743	669,725
Advanced Process Systems Corp.	33,773	469,868
Alteogen, Inc. (b)	37,701	12,306,802
Amorepacific Corp.	28,529	2,486,794
Amorepacific Holdings Corp.	27,425	520,920
APR Corp.	14,067	2,506,504
Asiana Airlines, Inc. (b)	230,989	1,526,152
BGF retail Co. Ltd.	8,387	645,591
BHI Co. Ltd. (b)	21,396	719,783
Bioneer Corp. (b)	31,398	312,626
BNC Korea Co. Ltd. (b)	177,972	635,501
BNK Financial Group, Inc.	299,965	3,119,268
Bukwang Pharmaceutical Co. Ltd. (b)	57,402	144,420
Celltrion Pharm, Inc. (b)	34,178	1,303,249
Celltrion, Inc.	173,150	21,399,244
Cheil Worldwide, Inc.	70,272	1,016,729
Chunbo Co. Ltd. (b)	4,893	144,727
CJ CGV Co. Ltd. (b)	409,726	1,430,924
CJ CheilJedang Corp.	12,918	2,122,233
CJ Corp.	13,916	1,820,025
CJ ENM Co. Ltd. (b)	14,901	755,113
CJ Logistics Corp.	8,058	483,578
Classys, Inc.	23,325	839,537
CMG Pharmaceutical Co. Ltd. (b)	168,930	220,817
Com2uSCorp	8,248	214,864
Cosmax, Inc.	8,792	1,344,132
CosmoAM&T Co. Ltd. (b)	25,077	692,587
Coupang, Inc. (b)	5,600	180,320
Coway Co. Ltd.	53,428	3,750,870
CS Wind Corp.	21,816	651,502
Daewoo Engineering & Construction Co. Ltd. (b)	192,658	491,583
DB HiTek Co. Ltd.	38,779	1,569,899
DB Insurance Co. Ltd.	63,661	6,284,201
Delivery Hero SE (b) (e)	185,286	5,314,326
Devsisters Co. Ltd. (b)	19,273	682,017
Digitech Systems Co. Ltd. (b) (c)	19,094	—
DIO Corp. (b)	24,738	307,671
DL E&C Co. Ltd.	27,826	830,982
DL Holdings Co. Ltd.	12,225	306,268
Dongjin Semichem Co. Ltd.	33,550	983,987
Dongkuk CM Co. Ltd.	17,727	68,480
Dongkuk Steel Mill Co. Ltd.	31,183	203,582
Dongsuh Cos., Inc.	48,362	927,221
Dongwon Industries Co. Ltd.	100,362	3,251,098
Security Description	Shares	Value
Doosan Bobcat, Inc.	47,748	$1,888,752
Doosan Co. Ltd.	26,243	10,119,000
Doosan Enerbility Co. Ltd. (b)	469,778	20,993,607
Doosan Fuel Cell Co. Ltd. (b)	45,913	932,626
Doosan Robotics, Inc. (b)	21,729	1,020,592
Douzone Bizon Co. Ltd.	19,349	1,225,991
Ecopro BM Co. Ltd. (b)	49,473	3,984,497
Ecopro Co. Ltd.	108,380	3,665,323
Ecopro Materials Co. Ltd. (b)	27,113	914,041
E-MART, Inc.	15,107	812,928
Enchem Co. Ltd. (b)	18,997	969,449
Eo Technics Co. Ltd.	9,027	1,499,085
Eone Diagnomics Genome Center Co. Ltd. (b)	272,504	80,602
Eubiologics Co. Ltd. (b)	13,166	121,427
F&F Co. Ltd.	19,850	887,064
GeneOne Life Science, Inc. (b)	194,177	307,932
Genexine, Inc. (b)	24,151	95,017
Gradiant Corp.	58,301	599,610
Gravity Co. Ltd. ADR (b)	1,923	123,072
Green Cross Corp.	6,168	567,981
Green Cross Holdings Corp.	33,989	380,334
GS Engineering & Construction Corp.	81,560	1,069,601
GS Holdings Corp.	66,899	2,190,948
GS P&L Co. Ltd. (b)	17,521	616,273
GS Retail Co. Ltd.	74,607	885,362
Hana Financial Group, Inc.	290,837	18,075,611
Hana Tour Service, Inc.	85,384	3,054,971
Hanall Biopharma Co. Ltd. (b)	78,069	1,827,851
Hancom, Inc.	132,405	2,415,857
Hanjin Kal Corp.	34,342	2,459,906
Hankook Tire & Technology Co. Ltd.	77,252	2,111,553
Hanmi Pharm Co. Ltd.	6,899	1,804,592
Hanmi Science Co. Ltd.	38,536	1,068,423
Hanmi Semiconductor Co. Ltd.	71,612	4,925,383
Hanon Systems (b)	250,598	544,759
Hansol Chemical Co. Ltd.	8,136	1,211,948
Hanssem Co. Ltd.	44,431	1,434,535
Hanwha Aerospace Co. Ltd.	33,804	26,671,201
Hanwha Corp.	52,037	3,137,686
Hanwha Engine (b)	49,830	1,594,645
Hanwha Galleria Corp. (b)	104,495	82,818
Hanwha Ocean Co. Ltd. (b)	130,183	10,234,265
Hanwha Solutions Corp.	127,552	2,595,495
Hanwha Systems Co. Ltd.	151,126	6,408,893
Hanwha Vision Co. Ltd. (b)	60,914	2,305,359
Harim Co. Ltd. (b)	861,203	1,823,009
HD Hyundai Co. Ltd.	44,830	4,965,313
HD Hyundai Construction Equipment Co. Ltd.	1,651	109,317
HD Hyundai Electric Co. Ltd.	22,954	9,521,562
HD Hyundai Heavy Industries Co. Ltd.	23,243	8,531,517
HD Hyundai Infracore Co. Ltd.	317,117	3,412,898

See accompanying notes to financial statements.
26

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
HD Hyundai Marine Solution Co. Ltd.	7,513	$1,124,500
HD Hyundai Mipo	21,658	3,141,301
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	48,200	14,119,383
HD-Hyundai Marine Engine (b)	18,490	1,092,492
Hite Jinro Co. Ltd.	32,512	441,434
HL Mando Co. Ltd.	32,603	780,771
HLB Global Co. Ltd. (b)	76,351	111,012
HLB, Inc. (b)	112,792	3,050,822
HMM Co. Ltd.	355,722	5,083,373
Hotel Shilla Co. Ltd. (b)	91,759	3,361,543
HPSP Co. Ltd.	47,247	1,136,514
HS Hyosung Advanced Materials Corp.	1,617	207,563
HS Industries Co. Ltd.	139,951	391,510
Hugel, Inc. (b)	6,870	1,478,736
Humasis Co. Ltd. (b)	125,528	117,919
Huons Co. Ltd.	73,985	1,568,764
Huons Global Co. Ltd.	44,476	1,455,008
HYBE Co. Ltd.	19,029	3,607,650
Hyosung Heavy Industries Corp.	11,152	10,650,853
Hyosung TNC Corp.	1,670	254,717
Hyundai Autoever Corp.	7,182	781,648
Hyundai Elevator Co. Ltd.	85,545	4,877,659
Hyundai Engineering & Construction Co. Ltd.	67,691	2,624,561
Hyundai Glovis Co. Ltd.	41,540	4,896,986
Hyundai Marine & Fire Insurance Co. Ltd. (b)	105,101	2,108,687
Hyundai Mobis Co. Ltd.	65,844	14,008,363
Hyundai Motor Co.	145,919	22,360,276
Hyundai Motor Co. Preference Shares (d)	35,656	4,231,299
Hyundai Motor Co. Preference Shares (d)	19,514	2,268,439
Hyundai Rotem Co. Ltd.	67,271	10,500,231
Hyundai Steel Co.	80,807	1,955,310
Hyundai Wia Corp.	14,807	510,786
iM Financial Group Co. Ltd.	164,250	1,610,834
Industrial Bank of Korea	263,566	3,655,603
ISU Specialty Chemical (b)	43,426	1,437,681
IsuPetasys Co. Ltd.	54,231	2,755,903
Jenax, Inc. (b) (c)	19,545	—
Jusung Engineering Co. Ltd.	98,863	2,177,304
JYP Entertainment Corp.	26,721	1,420,752
Kakao Corp.	303,145	12,877,262
Kakao Games Corp. (b)	38,458	427,875
KakaoBank Corp.	364,808	6,175,254
Kakaopay Corp. (b)	17,001	651,904
Kangwon Land, Inc.	80,713	1,056,192
KB Financial Group, Inc.	464,657	38,250,870
KCC Corp.	1,797	491,820
KCC Glass Corp.	1,410	27,837
KEPCO Engineering & Construction Co., Inc.	19,228	1,148,431
Security Description	Shares	Value
KEPCO Plant Service & Engineering Co. Ltd.	22,624	$768,350
KG Eco Solution Co. Ltd.	31,991	128,826
Kia Corp.	274,101	19,672,835
KIWOOM Securities Co. Ltd.	19,005	3,318,645
KMW Co. Ltd. (b)	33,965	284,202
Koh Young Technology, Inc.	447,233	4,606,049
Kolmar Korea Co. Ltd.	15,328	849,947
Korea Aerospace Industries Ltd.	70,505	5,427,134
Korea Electric Power Corp. ADR (a)	759,082	9,906,020
Korea Gas Corp.	29,011	808,474
Korea Investment Holdings Co. Ltd.	54,291	5,610,773
Korea Zinc Co. Ltd.	13,121	8,612,980
Korean Air Lines Co. Ltd.	239,560	3,884,388
Krafton, Inc. (b)	45,038	9,389,270
KT&G Corp.	105,943	10,088,012
Kum Yang Co. Ltd. (b) (c)	46,833	165,228
Kumho Petrochemical Co. Ltd.	18,073	1,344,800
L&F Co. Ltd. (b)	28,682	1,518,886
LabGenomics Co. Ltd. (b)	227,571	376,298
LEENO Industrial, Inc.	40,416	1,483,500
LG Chem Ltd.	46,183	9,150,689
LG Chem Ltd. Preference Shares	19,554	1,927,457
LG CNS Co. Ltd.	33,830	1,584,142
LG Corp.	112,853	5,791,252
LG Display Co. Ltd. (b)	269,677	2,769,713
LG Display Co. Ltd. ADR (a) (b)	761,513	3,975,098
LG Electronics, Inc.	118,894	6,406,319
LG Energy Solution Ltd. (b)	42,060	10,417,198
LG H&H Co. Ltd.	8,603	1,753,650
LG H&H Co. Ltd. Preference Shares	1,604	131,471
LG Innotek Co. Ltd.	25,994	3,479,329
LG Uplus Corp.	218,628	2,391,889
LIG Nex1 Co. Ltd.	11,378	4,160,161
LigaChem Biosciences, Inc. (b)	25,947	2,598,306
Lotte Chemical Corp.	14,809	714,564
Lotte Corp.	74,369	1,534,502
Lotte Energy Materials Corp. (b)	20,026	322,574
LOTTE Fine Chemical Co. Ltd.	14,729	486,050
Lotte Shopping Co. Ltd.	13,045	658,270
Lotte Wellfood Co. Ltd.	18,595	1,525,451
LS Corp.	26,672	3,174,672
LS Electric Co. Ltd.	34,361	6,967,467
Lunit, Inc. (b)	45,731	1,297,241
LX Holdings Corp.	51,494	283,335
LX Semicon Co. Ltd.	11,493	446,433
MedPacto, Inc. (b)	27,915	83,961
Medytox, Inc.	14,569	1,243,980
Meritz Financial Group, Inc.	80,159	6,484,478
Mezzion Pharma Co. Ltd. (b)	53,040	2,457,218
Mirae Asset Securities Co. Ltd.	370,758	5,641,768
Mirae Asset Securities Co. Ltd. Preference Shares	120,476	817,456

See accompanying notes to financial statements.
27

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Misto Holdings Corp.	47,716	$1,311,038
Modetour Network, Inc.	397,097	3,450,064
mPlus Corp.	168	1,642
Naturecell Co. Ltd. (b)	19,124	278,740
NAVER Corp.	153,436	29,362,864
NCSoft Corp.	15,117	2,327,267
NeoPharm Co. Ltd.	11,274	141,904
Netmarble Corp. (e)	60,258	2,649,883
Nexon Games Co. Ltd. (b)	179,062	1,788,004
NH Investment & Securities Co. Ltd.	139,211	1,926,858
NHN Corp.	11,778	226,653
NongShim Co. Ltd.	4,678	1,438,692
OCI Co. Ltd.	4,398	168,328
OCI Holdings Co. Ltd.	8,038	506,439
Orion Corp.	15,036	1,110,245
Oscotec, Inc. (b)	26,850	896,563
Otoki Corp.	6,590	1,928,082
Pan Ocean Co. Ltd.	232,395	639,353
Pearl Abyss Corp. (b)	33,209	839,071
Peptron, Inc. (b)	21,964	4,696,340
PharmaResearch Co. Ltd.	6,386	2,735,459
Pharmicell Co. Ltd.	118,189	1,000,738
Poongsan Corp.	16,699	1,484,170
Posco DX Co. Ltd.	76,342	1,142,641
POSCO Future M Co. Ltd. (b)	35,720	3,653,341
POSCO Holdings, Inc. ADR (a)	377,675	18,585,387
Posco International Corp.	47,926	1,654,976
Rainbow Robotics (b)	17,533	3,861,371
S-1 Corp.	34,655	2,077,250
Sam Chun Dang Pharm Co. Ltd.	40,755	6,259,722
Samsung Biologics Co. Ltd. (b) (e)	19,394	13,781,275
Samsung C&T Corp.	87,847	11,558,074
Samsung E&A Co. Ltd.	164,286	3,138,067
Samsung Electro-Mechanics Co. Ltd.	53,078	7,320,190
Samsung Electronics Co. Ltd. GDR	210,108	313,901,352
Samsung Electronics Co. Ltd. Preference Shares	854,914	40,459,206
Samsung Fire & Marine Insurance Co. Ltd.	32,371	10,416,953
Samsung Heavy Industries Co. Ltd. (b)	716,611	11,185,475
Samsung Life Insurance Co. Ltd.	106,299	11,864,455
Samsung SDI Co. Ltd.	65,066	9,506,810
Samsung SDS Co. Ltd.	34,750	4,066,819
Samsung Securities Co. Ltd.	93,554	4,780,886
Samyang Foods Co. Ltd.	4,295	4,680,557
SD Biosensor, Inc.	29,361	207,801
Seegene, Inc.	38,476	678,722
Shin Poong Pharmaceutical Co. Ltd. (b)	22,842	217,178
Shinhan Financial Group Co. Ltd.	519,508	26,215,150
Shinsegae, Inc.	8,593	1,145,897
Security Description	Shares	Value
Silicon2 Co. Ltd. (b)	33,972	$1,108,954
SK Biopharmaceuticals Co. Ltd. (b)	19,475	1,407,480
SK Bioscience Co. Ltd. (b)	19,356	645,637
SK Chemicals Co. Ltd.	10,879	448,946
SK Hynix, Inc.	564,429	139,794,788
SK IE Technology Co. Ltd. (b) (e)	19,874	375,369
SK Innovation Co. Ltd.	70,566	5,054,619
SK Square Co. Ltd. (b)	97,430	13,992,477
SK Telecom Co. Ltd.	148,311	5,739,843
SK, Inc.	38,774	5,803,457
SKC Co. Ltd. (b)	24,808	1,787,598
SM Entertainment Co. Ltd.	19,227	1,781,483
S-Oil Corp. (b)	39,219	1,744,247
SOLUM Co. Ltd. (b)	93,187	1,158,320
Solus Advanced Materials Co. Ltd.	29,503	161,073
Soulbrain Co. Ltd.	9,193	1,890,296
Taihan Cable & Solution Co. Ltd. (b)	106,525	1,178,339
TCC Steel	41,017	463,069
TechWing, Inc.	32,493	1,361,739
Voronoi, Inc. (b)	11,185	1,295,437
Wemade Co. Ltd. (b)	26,767	508,421
WONIK IPS Co. Ltd.	32,570	1,091,044
Woori Financial Group, Inc.	654,623	12,107,528
YG Entertainment, Inc.	12,344	859,562
Youlchon Chemical Co. Ltd.	125,034	2,611,095
Yuhan Corp.	55,167	4,682,933
Yungjin Pharmaceutical Co. Ltd. (b)	68,745	95,740
		1,425,710,878
SPAIN — 2.8%
Abertis Infraestructuras SA (b) (c)	1,256	—
Acciona SA	27,872	5,596,905
Acerinox SA	293,304	3,825,417
ACS Actividades de Construccion y Servicios SA	327,962	26,204,159
Aedas Homes SA (e)	22,844	569,044
Aena SME SA (e)	752,015	20,561,778
Almirall SA (a)	169,855	2,295,165
Amadeus IT Group SA	479,507	38,030,891
Amper SA (a) (b)	8,308,667	1,316,009
Atresmedia Corp. de Medios de Comunicacion SA (a)	244,350	1,607,823
Audax Renovables SA (a) (b)	581,942	912,165
Banco Bilbao Vizcaya Argentaria SA (a)	6,288,421	120,734,515
Banco de Sabadell SA	4,986,296	19,334,359
Banco Santander SA	15,830,692	165,065,801
Bankinter SA	861,107	13,563,186
Befesa SA (e)	64,402	2,179,363
CaixaBank SA	4,126,270	43,373,485
Cellnex Telecom SA (b) (e)	603,274	20,903,892
CIE Automotive SA	57,611	1,800,631

See accompanying notes to financial statements.
28

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Construcciones y Auxiliar de Ferrocarriles SA	47,265	$2,926,766
EDP Renovaveis SA (a)	313,705	4,128,357
eDreams ODIGEO SA (b)	290,495	2,788,679
Enagas SA	243,292	3,804,904
Ence Energia y Celulosa SA (a)	490,233	1,626,691
Endesa SA	328,305	10,496,483
Ercros SA (b)	448	1,421
Faes Farma SA	365,742	1,832,870
Fluidra SA	110,199	2,985,896
Gestamp Automocion SA (e)	181,008	700,157
Global Dominion Access SA (e)	118,311	454,580
Grenergy Renovables SA (b)	54,474	4,115,646
Grifols SA	440,131	6,373,921
Grifols SA ADR (a)	271,977	2,708,891
Iberdrola SA	6,327,559	119,738,748
Indra Sistemas SA (a)	67,120	3,004,794
Industria de Diseno Textil SA	1,155,246	63,757,725
Inmobiliaria Colonial Socimi SA REIT	313,966	2,049,295
Laboratorios Farmaceuticos Rovi SA	42,828	2,926,276
Let's GOWEX SA (a) (b) (c)	4,019	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	876,243	1,328,165
Logista Integral SA	122,406	4,156,601
Mapfre SA	1,031,394	4,883,907
Melia Hotels International SA	113,781	989,994
Merlin Properties Socimi SA REIT	336,990	5,084,167
Naturgy Energy Group SA (a)	189,452	5,890,156
Neinor Homes SA (e)	92,796	1,890,672
Obrascon Huarte Lain SA (b)	3,003,429	1,558,066
Pharma Mar SA (b)	50,594	5,388,956
Prosegur Cash SA (e)	1,690,600	1,513,678
Redeia Corp. SA	464,951	8,981,457
Repsol SA	1,324,369	23,443,148
Sacyr SA	772,962	3,235,116
Solaria Energia y Medio Ambiente SA (b)	127,778	1,635,766
Soltec Power Holdings SA (a) (b)	124,317	233,424
Talgo SA (a) (b) (e)	95,584	308,294
Tecnicas Reunidas SA (b)	162,186	5,050,066
Telefonica SA (a)	6,034,685	31,185,134
Tubacex SA (a)	796,009	3,301,646
Unicaja Banco SA (a) (e)	3,605,836	9,871,875
Viscofan SA	48,016	3,277,932
		847,504,908
SWEDEN — 2.9%
AAK AB	181,833	4,728,961
AddTech AB Class B	267,161	8,669,502
AFRY AB (a)	152,872	2,629,923
Alfa Laval AB	553,124	25,194,663
Arise AB	224	739
Arjo AB Class B	78,652	275,634
Security Description	Shares	Value
Asmodee Group AB Class B (a) (b)	107,593	$1,378,503
Assa Abloy AB Class B	1,061,917	36,875,960
Atlas Copco AB Class A	2,637,096	44,553,971
Atlas Copco AB Class B	1,679,415	25,168,637
Atrium Ljungberg AB Class B (a)	308,093	1,037,285
Avanza Bank Holding AB	166,711	6,188,005
Axfood AB (a)	142,226	4,417,201
Beijer Ref AB (a)	292,395	4,559,199
BHG Group AB (b)	216,392	629,037
BICO Group AB (b)	116,868	246,160
Bilia AB Class A	322,875	3,947,925
Billerud Aktiebolag	227,081	2,040,206
Boliden AB (b)	304,226	12,379,166
BoneSupport Holding AB (b) (e)	110,917	3,441,280
Boozt AB (a) (b) (e)	69,825	719,401
Bravida Holding AB (e)	209,605	2,044,769
Brighter AB (b) (c)	1,979,850	—
Bure Equity AB	88,935	2,624,997
Camurus AB (b)	35,651	2,581,401
Castellum AB (a)	528,443	5,972,663
Catena AB	49,883	2,270,037
Cellavision AB (a)	6,544	120,094
Cibus Nordic Real Estate AB publ (a)	89,960	1,621,750
Cint Group AB (b)	444,742	292,236
Dometic Group AB (e)	309,246	1,614,441
Electrolux AB Class B (a) (b)	518,100	2,824,868
Electrolux Professional AB Class B (a)	350,209	2,256,506
Elekta AB Class B (a)	279,264	1,410,409
Embracer Group AB (b)	109,377	1,211,798
Enad Global 7 AB (b)	532	820
Epiroc AB Class A (a)	684,761	14,444,991
Epiroc AB Class B	419,877	7,919,765
EQT AB	528,501	18,296,448
Essity AB Class B	635,905	16,619,222
Evolution AB (e)	238,096	19,579,106
Fabege AB (a)	293,175	2,479,726
Fastighets AB Balder Class B (b)	745,204	5,335,620
G5 Entertainment AB	84	816
Genovis AB (b)	1,288	3,184
Getinge AB Class B	299,847	6,455,967
H & M Hennes & Mauritz AB Class B (a)	1,092,761	20,361,970
Hansa Biopharma AB (a) (b)	151,880	637,227
Hemnet Group AB	70,747	1,781,256
Hexagon AB Class B	1,947,263	23,168,146
Hexatronic Group AB (a) (b)	319,567	650,510
Hexpol AB	334,997	3,006,214
HMS Networks AB (a) (b)	55,424	2,438,512
Holmen AB Class B	104,346	3,965,217
Hufvudstaden AB Class A	189,589	2,556,048
Husqvarna AB Class B	441,057	2,351,341
Industrivarden AB Class A	232,410	9,222,168
Industrivarden AB Class C (a)	175,595	6,962,114

See accompanying notes to financial statements.
29

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Indutrade AB	280,062	$6,426,022
Instalco AB	364,594	988,522
Investment AB Latour Class B	127,727	3,027,118
Investor AB Class A	2,352	73,473
Investor AB Class B	1,979,157	61,878,249
INVISIO AB	35,062	1,174,313
JM AB (a)	85,754	1,281,054
Kinnevik AB (b)	1,176	2,876
Kinnevik AB Class B (b)	344,253	3,059,994
KNOW IT AB	410,478	4,512,810
L E Lundbergforetagen AB Class B	76,682	3,982,040
Lagercrantz Group AB Class B	272,458	5,863,361
Lifco AB Class B	217,818	7,360,109
Lindab International AB (a)	33,502	706,010
Loomis AB	76,576	3,269,813
Medicover AB Class B	13,419	369,536
MIPS AB	40,211	1,457,927
Modern Times Group MTG AB Class B (b)	195,390	2,289,394
Munters Group AB (e)	155,819	1,853,903
Mycronic AB	238,050	5,440,543
NCC AB Class B	152,501	3,505,621
Net Insight AB Class B (b)	877,927	402,787
Nibe Industrier AB Class B	1,708,531	6,728,688
Nolato AB Class B	340,504	2,132,427
Nyfosa AB (a)	299,416	2,612,102
Orron Energy AB (a) (b)	244,238	125,325
Pandox AB	78,446	1,503,011
Peab AB Class B	320,151	2,604,071
PowerCell Sweden AB (a) (b)	55,629	185,842
Rvrc Holding AB	33,841	178,109
Saab AB Class B (a)	419,808	25,643,501
Sagax AB Class B	252,645	5,273,119
Samhallsbyggnadsbolaget i Norden AB (a) (b)	873,574	477,047
Sandvik AB	1,394,934	38,829,329
Sectra AB Class B	216,798	7,196,557
Securitas AB Class B	530,050	7,980,253
Sedana Medical AB (b)	256,378	348,376
Skandinaviska Enskilda Banken AB Class A	1,862,127	36,410,581
Skanska AB Class B	428,042	11,100,301
SKF AB Class B	391,936	9,718,076
SSAB AB Class A	386,835	2,313,993
SSAB AB Class B (a)	724,041	4,203,319
Stillfront Group AB (b)	530,908	359,298
Storskogen Group AB Class B	630,973	643,243
Svenska Cellulosa AB SCA Class B	528,533	6,988,025
Svenska Handelsbanken AB Class A	1,594,947	20,756,984
Swedbank AB Class A	931,202	28,039,724
SwedenCare AB (a)	202,390	730,576
Swedish Orphan Biovitrum AB (b)	268,384	8,184,127
Tele2 AB Class B	917,136	15,655,994
Security Description	Shares	Value
Telefonaktiebolaget LM Ericsson Class B (a)	3,437,770	$28,452,225
Telia Co. AB	2,837,411	10,827,602
Thule Group AB (a) (e)	96,175	2,358,078
Trelleborg AB Class B	260,069	9,691,995
Truecaller AB Class B	391,254	1,725,576
Vicore Pharma Holding AB (a) (b)	202,515	287,243
Vimian Group AB (a) (b)	110,377	334,237
Vitec Software Group AB Class B (a)	19,437	684,886
Vitrolife AB	106,357	1,466,705
Volvo AB Class A	219,500	6,292,033
Volvo AB Class B	1,643,345	47,089,502
Volvo Car AB Class B (a) (b)	118,798	243,846
Wallenstam AB Class B (a)	438,553	2,035,834
Wihlborgs Fastigheter AB	275,034	2,691,825
Xvivo Perfusion AB (b)	13,789	253,932
		864,446,707
SWITZERLAND — 4.0%
ABB Ltd.	1,743,995	125,640,412
Accelleron Industries AG	106,440	8,956,398
Adecco Group AG (a)	321,022	8,997,412
Allreal Holding AG	12,538	2,937,326
ALSO Holding AG	6,849	2,074,542
Aryzta AG (b)	10,803	881,185
Ascom Holding AG	34,290	150,408
Avolta AG	79,621	4,309,031
Bachem Holding AG (a)	34,097	2,506,975
Baloise Holding AG	50,919	12,568,958
Banque Cantonale Vaudoise	18,807	2,219,540
Barry Callebaut AG (a)	2,035	2,787,846
Belimo Holding AG	11,799	12,330,633
BKW AG	20,753	4,431,515
Bucher Industries AG	6,953	3,294,515
Cembra Money Bank AG	28,174	3,238,248
Chocoladefabriken Lindt & Spruengli AG (d)	1,124	17,178,207
Chocoladefabriken Lindt & Spruengli AG (d)	124	18,639,352
Cie Financiere Richemont SA Class A	579,598	110,434,308
Clariant AG	306,889	2,834,958
Comet Holding AG	8,005	1,935,728
Daetwyler Holding AG Bearer Shares	7,211	1,263,386
DKSH Holding AG	33,227	2,246,732
DocMorris AG (a) (b)	33,921	250,682
dormakaba Holding AG	2,000	1,834,978
DSM-Firmenich AG	280,591	23,909,435
EMS-Chemie Holding AG	6,979	4,933,938
Flughafen Zurich AG	20,827	6,350,318
Forbo Holding AG	357	325,300
Galderma Group AG	138,400	24,056,708
Galenica AG (e)	50,754	5,517,779
Geberit AG	41,760	31,344,275

See accompanying notes to financial statements.
30

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Georg Fischer AG	70,390	$5,480,627
Givaudan SA	9,027	36,668,465
Helvetia Holding AG	34,604	8,467,792
Idorsia Ltd. (a) (b)	104,514	566,804
Inficon Holding AG	16,744	1,973,967
International Workplace Group PLC	729,504	2,192,036
Interroll Holding AG (a)	220	687,111
Julius Baer Group Ltd.	312,657	21,596,969
Kuehne & Nagel International AG	74,814	13,930,364
Leonteq AG (a)	48,795	1,074,453
Logitech International SA	180,877	19,727,903
Lonza Group AG	74,909	49,634,921
Medmix AG (e)	78,452	881,494
Mobimo Holding AG	6,938	2,851,412
OC Oerlikon Corp. AG Pfaffikon	198,412	671,805
On Holding AG Class A (b)	271,408	11,494,129
Partners Group Holding AG	23,486	30,506,857
PSP Swiss Property AG	41,790	7,179,907
Sandoz Group AG	496,965	29,462,501
Schindler Holding AG (d)	48,701	18,436,173
Schindler Holding AG (d)	23,018	8,288,389
Schweiter Technologies AG	317	114,744
SFS Group AG	18,881	2,534,394
SGS SA	187,321	19,418,383
Siegfried Holding AG	21,455	2,138,354
SIG Group AG	412,607	4,254,937
Sika AG	181,811	40,468,457
Sonova Holding AG	58,083	15,811,950
St. Galler Kantonalbank AG	1,960	1,248,941
Straumann Holding AG	136,059	14,518,204
Sulzer AG	43,883	7,434,712
Sunrise Communications AG Class A	97,112	5,738,963
Swatch Group AG (a)	62,701	2,395,664
Swatch Group AG Bearer Shares	32,899	6,179,546
Swiss Life Holding AG	34,804	37,426,384
Swiss Prime Site AG	76,500	10,701,251
Swisscom AG	27,831	20,200,343
Swissquote Group Holding SA	12,538	8,753,672
Tecan Group AG	6,646	1,192,797
Temenos AG	104,307	8,416,401
u-blox Holding AG (b)	16,075	2,715,365
UBS Group AG	3,438,718	140,504,898
Valiant Holding AG	15,742	2,544,361
VAT Group AG (e)	28,377	11,213,132
Vontobel Holding AG	28,251	2,126,858
Zurich Insurance Group AG	157,667	112,278,165
		1,202,485,983
TURKEY — 0.0% *
Eldorado Gold Corp. (b)	174,608	5,043,478
UNITED KINGDOM — 9.3%
3i Group PLC	1,028,230	56,602,179
Security Description	Shares	Value
Aberdeen Group PLC	3,930,939	$10,451,754
Admiral Group PLC	260,853	11,771,332
AO World PLC (b)	334,114	466,893
Ashtead Group PLC	469,117	31,356,400
Associated British Foods PLC	382,359	10,557,540
Aston Martin Lagonda Global Holdings PLC (a) (b) (e)	1,081,670	1,199,907
AstraZeneca PLC	1,635,859	246,258,439
Auto Trader Group PLC (e)	796,715	8,454,057
Aviva PLC	2,926,021	27,014,733
Avon Technologies PLC	282,472	8,080,907
B&M European Value Retail SA	828,636	2,919,398
Babcock International Group PLC	553,391	9,908,536
BAE Systems PLC	3,343,797	92,687,681
Balfour Beatty PLC	650,174	5,663,171
Barclays PLC	15,039,392	76,856,791
Barratt Redrow PLC	2,034,104	10,677,072
Beazley PLC	564,156	6,888,621
Bellway PLC	106,545	3,519,925
Berkeley Group Holdings PLC	101,019	5,216,839
Big Yellow Group PLC REIT	298,989	3,912,436
Bodycote PLC	224,083	1,942,766
British American Tobacco PLC	2,061,916	109,562,986
British Land Co. PLC REIT	1,847,705	8,661,381
BT Group PLC	9,239,049	23,775,373
Bunzl PLC	355,692	11,233,831
Burberry Group PLC (b)	586,476	9,221,867
Capita PLC (a) (b)	165,487	719,602
Capricorn Energy PLC (b)	392	1,069
Centrica PLC	7,302,532	16,378,504
CK Hutchison Holdings Ltd.	2,527,000	16,645,513
Clarkson PLC	99,904	4,935,995
Close Brothers Group PLC (b)	160,190	1,065,340
Coca-Cola Europacific Partners PLC (a)	246,272	22,265,451
Compass Group PLC	1,787,305	60,851,777
Convatec Group PLC (e)	1,665,449	5,188,245
Croda International PLC	147,181	5,357,772
Currys PLC	1,085,099	2,040,758
DCC PLC (a)	90,608	5,820,935
Derwent London PLC REIT	120,258	2,821,871
Diageo PLC	2,305,347	55,103,952
Diploma PLC	127,243	9,087,513
Dowlais Group PLC	1,478,575	1,590,435
Drax Group PLC	410,506	3,865,743
easyJet PLC	444,491	2,776,558
Endava PLC ADR (a) (b)	71,934	654,599
EnQuest PLC	14,270,358	2,251,584
Entain PLC	584,652	6,877,574
Firstgroup PLC (a)	1,056,170	3,207,737
Frasers Group PLC (a) (b)	166,891	1,669,350
Future PLC	119,225	1,051,319
Games Workshop Group PLC	34,401	6,729,185
Genuit Group PLC	224,089	1,108,673
Genus PLC	68,171	2,175,073

See accompanying notes to financial statements.
31

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Global Ship Lease, Inc. Class A	304,245	$9,340,321
Grafton Group PLC CDI	232,174	2,850,274
Great Portland Estates PLC REIT	301,348	1,292,122
Greggs PLC (a)	64,286	1,388,182
Gym Group PLC (b) (e)	1,005,705	2,003,817
Halma PLC	405,468	18,832,217
Hammerson PLC REIT (a)	433,047	1,694,168
Hays PLC	1,478,205	1,118,399
Hikma Pharmaceuticals PLC	148,100	3,385,466
Hiscox Ltd.	313,844	5,784,197
Howden Joinery Group PLC	634,553	7,205,743
HSBC Holdings PLC	18,495,336	260,198,197
ICG PLC	315,432	9,452,717
IG Group Holdings PLC	385,827	5,594,150
IMI PLC	246,271	7,579,059
Immunocore Holdings PLC ADR (a) (b)	57,270	2,080,619
Imperial Brands PLC	980,021	41,665,181
Inchcape PLC	442,839	4,128,492
Informa PLC	1,271,001	15,700,919
IntegraFin Holdings PLC	224,083	1,046,801
InterContinental Hotels Group PLC	201,937	24,396,512
International Consolidated Airlines Group SA	2,617,943	13,607,732
Intertek Group PLC	179,847	11,432,862
Investec PLC	602,910	4,508,814
ITV PLC	3,881,804	4,178,090
J Sainsbury PLC	2,613,153	11,749,978
JD Sports Fashion PLC	2,557,243	3,280,882
John Wood Group PLC (a) (b)	1,058,165	262,688
Johnson Matthey PLC	210,930	5,707,687
Jupiter Fund Management PLC	889,932	1,725,222
Just Eat Takeaway.com NV (a) (b) (e)	89,652	2,126,836
Keller Group PLC	106,394	2,159,953
Kingfisher PLC	3,690,190	15,335,965
Lancashire Holdings Ltd.	210,976	1,917,179
Land Securities Group PLC REIT	1,200,464	9,405,847
Launchmycareer Holdings PLC (a) (b) (c)	3,498,648	353,254
Legal & General Group PLC	6,263,126	20,067,528
Lloyds Banking Group PLC	72,120,447	81,382,651
London Stock Exchange Group PLC	486,688	55,797,155
LondonMetric Property PLC REIT	999,268	2,447,036
M&G PLC	2,704,454	9,211,405
Man Group PLC	2,683,244	6,444,375
Marks & Spencer Group PLC	2,984,987	14,647,575
Marshalls PLC	327,916	798,154
Melrose Industries PLC	1,478,575	12,118,358
Mobico Group PLC (b)	672,866	260,340
MONY Group PLC	882,946	2,355,936
National Grid PLC	5,193,848	74,641,934
Security Description	Shares	Value
NatWest Group PLC	8,752,399	$61,459,703
NewRiver REIT PLC	1,307,150	1,259,982
Next PLC	112,441	18,732,497
Ninety One PLC	384,795	1,055,746
Nomad Foods Ltd.	155,349	2,042,839
Ocado Group PLC (a) (b)	579,378	1,754,972
Oxford Nanopore Technologies PLC (a) (b)	1,148,046	2,353,883
Pearson PLC	1,147,741	16,324,473
Pennon Group PLC	481,808	3,033,013
Persimmon PLC	164,644	2,568,947
Petrofac Ltd. (a) (b)	300,249	16,067
Phoenix Group Holdings PLC	595,218	5,156,445
Playtech PLC	518,119	2,573,841
Quilter PLC (e)	2,138,293	4,784,362
Reckitt Benckiser Group PLC	759,673	58,478,552
RELX PLC (d)	1,334,013	63,880,704
RELX PLC (d)	634,426	30,399,467
Rentokil Initial PLC	1,959,476	9,913,397
Rightmove PLC	1,080,432	10,306,812
Rolls-Royce Holdings PLC	9,617,663	154,078,586
Rotork PLC	1,159,408	5,291,292
RS Group PLC	587,730	4,498,152
S4 Capital PLC (a)	188,928	57,100
Sage Group PLC	1,188,409	17,598,854
Schroders PLC	712,261	3,605,394
Segro PLC REIT	1,411,373	12,453,001
Serco Group PLC	1,918,323	6,115,461
Severn Trent PLC	253,090	8,817,897
Shaftesbury Capital PLC REIT	1,905,133	3,639,431
Smith & Nephew PLC	1,013,432	18,247,954
Smiths Group PLC	554,374	17,553,589
Spectris PLC	131,647	7,266,422
Spirax Group PLC	76,654	7,032,771
Spirent Communications PLC	1,074,749	2,870,612
SSE PLC	1,418,191	33,249,412
SSP Group PLC	691,032	1,593,607
St. James's Place PLC	554,025	9,472,374
Standard Chartered PLC	1,952,077	37,724,710
Subsea 7 SA	267,010	5,512,644
Supermarket Income REIT PLC	2,642,302	2,788,844
Tate & Lyle PLC	827,021	5,005,744
Taylor Wimpey PLC	2,610,078	3,620,989
Telecom Plus PLC	64,816	1,635,225
Tesco PLC	7,396,842	44,362,889
THG PLC (a) (b)	783,424	395,718
TP ICAP Group PLC	867,135	3,216,134
Trainline PLC (b) (e)	299,832	1,126,988
Travis Perkins PLC	152,007	1,249,324
Tritax Big Box REIT PLC	2,568,182	4,995,965
Trustpilot Group PLC (b) (e)	581,455	1,772,223
Unilever PLC (d)	2,685,059	159,049,488
Unilever PLC (d)	27,131	1,611,798
UNITE Group PLC REIT	292,095	2,827,345
United Utilities Group PLC	752,191	11,609,886
Vanquis Banking Group PLC (b)	118,212	195,746

See accompanying notes to financial statements.
32

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Verona Pharma PLC ADR (b)	72,950	$7,784,494
Victrex PLC	99,517	964,618
Vistry Group PLC (b)	389,428	3,388,865
Vodafone Group PLC	28,609,076	33,184,501
Weir Group PLC	273,568	10,061,709
WH Smith PLC	113,407	1,032,841
Whitbread PLC	271,360	11,763,254
Wickes Group PLC	169,006	509,655
Wise PLC Class A (b)	489,940	6,826,672
Workspace Group PLC REIT	251,080	1,340,235
WPP PLC	1,422,126	7,041,668
		2,813,905,714
UNITED STATES — 7.1%
Access Bio, Inc. KDR (b)	78,162	217,542
Adaptimmune Therapeutics PLC ADR (a) (b)	1,204	157
Alcon AG	551,245	41,056,719
ARM Holdings PLC ADR (a) (b)	155,235	21,964,200
Bausch Health Cos., Inc. (a) (b)	357,947	2,305,020
BP PLC	18,265,856	104,693,677
Brightstar Lottery PLC (a)	138,340	2,386,365
Carnival PLC (b)	299,026	7,960,699
Constellium SE (b)	85,647	1,274,427
CSL Ltd.	524,485	68,894,783
CyberArk Software Ltd. (b)	64,402	31,115,826
Energy Fuels, Inc. (a) (b)	167,085	2,566,197
Experian PLC	1,146,405	57,443,409
Ferroglobe PLC (a)	143,341	652,202
Ferrovial SE	538,013	30,837,016
Fiverr International Ltd. (a) (b)	65,130	1,589,823
GFL Environmental, Inc. (a)	206,476	9,788,096
GSK PLC	4,160,267	88,183,968
Haleon PLC	9,807,127	43,886,261
Hecla Mining Co.	17,224	208,410
Holcim AG	544,533	46,086,661
ICON PLC (b)	86,104	15,068,200
Inmode Ltd. (b)	57,919	862,993
James Hardie Industries PLC CDI (b)	664,762	12,371,231
JFrog Ltd. (b)	132,735	6,282,348
MDA Space Ltd. (b)	111,002	2,765,078
Monday.com Ltd. (b)	36,169	7,005,574
Nestle SA	2,803,073	257,425,250
Nordic American Tankers Ltd. (a)	775,897	2,436,317
Novartis AG	2,083,952	262,232,482
PolyPeptide Group AG (b) (e)	19,649	585,284
Qiagen NV	232,388	10,292,840
Reliance Worldwide Corp. Ltd.	824,681	2,235,419
RHI Magnesita NV	1,275	35,359
Roche Holding AG	747,375	244,130,915
Roche Holding AG Bearer Shares	27,602	9,442,926
Sanofi SA	1,179,920	108,902,170
Schneider Electric SE (a)	602,320	168,155,664
Schneider Electric SE	2,000	558,830
Shell PLC	6,276,180	223,610,944
Security Description	Shares	Value
Signify NV (e)	155,156	$4,065,474
Sinch AB (b) (e)	656,035	2,111,427
Spotify Technology SA (b)	162,291	113,279,118
Stellantis NV	2,256,128	20,847,070
Stratasys Ltd. (b)	107,301	1,201,771
Swiss Re AG	315,695	58,345,943
Tenaris SA	399,158	7,124,270
UroGen Pharma Ltd. (a) (b)	165,715	3,306,014
Waste Connections, Inc.	274,016	48,182,230
Zymeworks, Inc. (b)	71,708	1,224,773
		2,157,199,372
ZAMBIA — 0.0% *
First Quantum Minerals Ltd. (b)	666,033	15,068,793
TOTAL COMMON STOCKS (Cost $22,706,324,795)		30,051,062,209
RIGHTS — 0.0% *
BELGIUM — 0.0% *
Sofina SA (expiring 10/08/25) (a) (b)	20,135	44,951
CANADA — 0.0% *
Pan American Silver Corp. (expiring 02/22/29) (b)	32,412	11,341
TOTAL RIGHTS (Cost $14,245)		56,292
WARRANTS — 0.0%
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (b) (c) (Cost $0)	15,020	—
SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (f) (g)	39,783,529	39,783,529
State Street Navigator Securities Lending Portfolio II (h) (i)	846,724,173	846,724,173
TOTAL SHORT-TERM INVESTMENTS (Cost $886,507,702)		886,507,702
TOTAL INVESTMENTS — 102.1% (Cost $23,592,846,742)		30,937,626,203
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(649,788,642)
NET ASSETS — 100.0%		$30,287,837,561

See accompanying notes to financial statements.
33

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the securities is $621,051, representing less than 0.05% of the Fund's net assets.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	870	12/19/2025	$120,857,394	$121,160,550	$303,156

During the year ended September 30, 2025, the average notional value related to futures contracts was $98,361,100.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$30,041,511,650	$8,929,508	$621,051	$30,051,062,209
Rights	44,951	11,341	—	56,292
Warrants	—	—	0(a)	0
Short-Term Investments	886,507,702	—	—	886,507,702
TOTAL INVESTMENTS	$30,928,064,303	$8,940,849	$621,051	$30,937,626,203
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$303,156	$—	$—	$303,156
TOTAL OTHER FINANCIAL INSTRUMENTS:	$303,156	$—	$—	$303,156
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2025.
See accompanying notes to financial statements.
34

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Sector Breakdown as of September 30, 2025

% of Net Assets
Financials	23.4%
Industrials	19.0
Consumer Discretionary	10.0
Information Technology	9.9
Health Care	8.8
Materials	7.0
Consumer Staples	6.5
Communication Services	4.4
Energy	4.4
Utilities	3.1
Real Estate	2.7
Short-Term Investments	2.9
Liabilities in Excess of Other Assets	(2.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	44,678,969	$44,678,969	$1,478,855,680	$1,483,751,120	$—	$—	39,783,529	$39,783,529	$1,863,468
State Street Navigator Securities Lending Portfolio II	562,172,963	562,172,963	3,356,687,143	3,072,135,933	—	—	846,724,173	846,724,173	3,591,880
Total		$606,851,932	$4,835,542,823	$4,555,887,053	$—	$—		$886,507,702	$5,455,348
See accompanying notes to financial statements.
35

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 100.4%
ARGENTINA — 0.0% *
Vista Energy SAB de CV ADR (a) (b)	94,370	$3,246,328
BRAZIL — 4.6%
Afya Ltd. Class A	22,574	352,154
Allos SA	848,762	4,116,668
Ambev SA ADR (b)	6,868,001	15,315,642
Anima Holding SA	137,747	88,718
Auren Energia SA	162,117	312,633
Azzas 2154 SA	28,211	159,713
B3 SA - Brasil Bolsa Balcao	9,434,462	23,738,730
Banco Bradesco SA	1,365,683	3,905,578
Banco Bradesco SA ADR (b)	8,735,743	29,526,811
Banco BTG Pactual SA	1,294,818	11,733,608
Banco do Brasil SA	4,172,844	17,308,658
Banco Pan SA Preference Shares	880,598	1,286,450
Banco Santander Brasil SA	82,423	455,021
BB Seguridade Participacoes SA	1,241,244	7,752,021
Bradespar SA Preference Shares	901,258	2,865,112
Braskem SA Class A, ADR (a) (b)	290,702	703,499
Brava Energia (a)	238,153	804,047
Centrais Eletricas Brasileiras SA ADR (b)	1,652,186	16,389,685
CI&T, Inc. Class A (a)	40,027	206,139
Cia Brasileira de Distribuicao ADR (a)	559,832	387,572
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	753,236	18,693,882
Cia Energetica de Minas Gerais ADR (b)	6,338,007	13,373,195
Cia Siderurgica Nacional SA ADR (b)	1,496,607	2,244,911
Cogna Educacao SA	3,027,163	1,898,532
Cosan SA (a)	1,914,113	2,217,626
CVC Brasil Operadora e Agencia de Viagens SA (a)	188,369	68,973
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,072,122	6,180,422
Dexco SA	1,180,101	1,285,236
Embraer SA	1,668,033	25,147,895
Eneva SA (a)	2,507,370	7,792,054
Engie Brasil Energia SA	200,789	1,534,511
Equatorial Energia SA	825,476	5,727,359
Gerdau SA ADR (b)	2,794,456	8,662,814
Hapvida Participacoes e Investimentos SA (a) (c)	406,506	2,736,476
Hypera SA	324,045	1,383,058
Inter & Co., Inc. BDR	164,161	1,525,230
IRB-Brasil Resseguros SA (a)	42,473	390,791
Itau Unibanco Holding SA ADR	8,621,616	63,282,661
Security Description	Shares	Value
Itausa SA Preference Shares	10,428,680	$22,460,959
Kepler Weber SA	98,122	134,869
Klabin SA	805,148	2,727,393
Localiza Rent a Car SA	949,686	7,034,975
Lojas Renner SA	2,422,571	6,882,575
LWSA SA (c)	219,772	189,005
Magazine Luiza SA	430,278	775,632
Marcopolo SA Preference Shares	1,044,437	1,747,413
MBRF Global Foods Co. SA	599,282	2,185,325
MBRF Global Foods Co. SA ADR (b)	2,842	10,118
Metalurgica Gerdau SA Preference Shares	2,943,614	5,262,030
Mills Locacao Servicos e Logistica SA	42,508	94,905
MMX Mineracao e Metalicos SA (a) (d)	20,968	—
Motiva Infraestrutura de Mobilidade SA	1,240,340	3,465,606
MRV Engenharia e Participacoes SA (a)	234,226	327,663
Natura Cosmeticos SA (a)	1,426,256	2,504,059
Nexa Resources SA	36,599	182,629
NU Holdings Ltd. Class A (a)	3,960,573	63,408,774
OI SA ADR (a) (b)	208	31
Pagseguro Digital Ltd. Class A (b)	278,673	2,786,730
Pet Center Comercio e Participacoes SA	205,235	146,058
Petroleo Brasileiro SA - Petrobras ADR (b) (e)	3,345,688	39,546,032
Petroleo Brasileiro SA - Petrobras ADR (e)	2,509,206	31,766,548
Petroreconcavo SA	23,890	56,568
PRIO SA (a)	876,196	6,273,409
Raia Drogasil SA	1,523,905	5,270,879
Rede D'Or Sao Luiz SA (c)	1,206,975	9,536,951
Rumo SA	1,381,253	4,142,034
Sendas Distribuidora SA	976,333	1,743,468
StoneCo Ltd. Class A (a)	332,500	6,287,575
Suzano SA	482,524	4,521,213
Suzano SA ADR (b)	441,930	4,154,142
Telefonica Brasil SA	2,047,688	13,100,005
TIM SA ADR (b)	539,584	12,043,515
TOTVS SA	499,596	4,308,746
Ultrapar Participacoes SA	1,336,741	5,514,585
Usinas Siderurgicas de Minas Gerais SA Usiminas ADR (a)	1,889,555	1,526,760
Vale SA	246,211	2,662,040
Vale SA ADR	4,965,990	53,930,651
Vasta Platform Ltd. (a) (b)	180	895
Vibra Energia SA	1,189,680	5,493,185
VTEX Class A (a) (b)	189,676	830,781
WEG SA	2,442,162	16,779,245
XP, Inc. BDR	64,648	1,219,748

See accompanying notes to financial statements.
36

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
YDUQS Participacoes SA	580,511	$1,408,343
		655,998,152
CAYMAN ISLANDS — 0.0% *
Gracell Biotechnologies, Inc. ADR (a) (b)	1,110	56
CHILE — 0.5%
Banco de Chile	22,916,818	3,479,428
Banco Santander Chile	7,990,072	529,156
Cencosud SA	1,308,066	3,720,638
Cia Sud Americana de Vapores SA	3,374,227	176,511
Empresas Copec SA	1,021,934	7,482,141
Enel Americas SA	46,308,577	4,671,577
Enel Chile SA ADR (b)	2,312,518	8,995,695
Falabella SA	2,629,651	15,588,465
Latam Airlines Group SA	143,952,639	3,271,158
Parque Arauco SA	4,549,639	11,516,696
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares (a)	222,895	9,616,606
		69,048,071
CHINA — 34.6%
360 Security Technology, Inc. Class A	886,300	1,406,411
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,317,630	4,013,490
3peak, Inc. Class A (a)	19,267	468,578
3SBio, Inc. (b) (c)	2,056,000	7,927,613
AAC Technologies Holdings, Inc.	1,537,632	9,039,547
Abbisko Cayman Ltd. (a)	561,000	1,292,108
Accelink Technologies Co. Ltd. Class A	42,100	393,392
ACM Research Shanghai, Inc. Class A	26,955	763,184
Acrobiosystems Co. Ltd. Class A	45,990	384,315
Addsino Co. Ltd. Class A (a)	573,500	622,792
Advanced Fiber Resources Zhuhai Ltd. Class A	38,700	645,054
Advanced Micro-Fabrication Equipment, Inc. China Class A	90,397	3,792,098
Advanced Technology & Materials Co. Ltd. Class A	280,600	533,846
AECC Aero Science & Technology Co. Ltd. Class A (a)	231,000	921,420
AECC Aviation Power Co. Ltd. Class A	405,700	2,400,935
Agora, Inc. ADR (a)	83,397	318,577
Agricultural Bank of China Ltd. Class A	14,118,300	13,212,260
Agricultural Bank of China Ltd. Class H	44,828,216	30,248,848
Aier Eye Hospital Group Co. Ltd. Class A	851,017	1,473,405
Security Description	Shares	Value
AIMA Technology Group Co. Ltd. Class A	213,314	$1,039,125
Air China Ltd. Class H (a)	5,439,443	4,068,886
Airtac International Group	82,669	2,042,449
AK Medical Holdings Ltd. (c)	334,000	236,965
Akeso, Inc. (a) (c)	742,000	13,465,940
Alibaba Group Holding Ltd.	22,585,600	513,810,498
Alibaba Health Information Technology Ltd. (a) (b)	5,380,000	4,605,265
All Winner Technology Co. Ltd. Class A	80,522	585,438
Alpha Group Class A (a)	885,200	1,126,465
Aluminum Corp. of China Ltd. Class H	11,621,495	12,054,067
Amlogic Shanghai Co. Ltd. Class A (a)	49,303	769,075
An Hui Wenergy Co. Ltd. Class A	545,400	543,303
Andon Health Co. Ltd. Class A	27,500	149,665
ANE Cayman, Inc.	330,000	430,081
Angang Steel Co. Ltd. Class H (a)	5,927,231	1,721,704
Angelalign Technology, Inc. (b) (c)	19,000	153,848
Anhui Conch Cement Co. Ltd. Class A	261,800	852,905
Anhui Conch Cement Co. Ltd. Class H (b)	2,684,010	8,106,811
Anhui Construction Engineering Group Co. Ltd. Class A	855,400	548,472
Anhui Guangxin Agrochemical Co. Ltd. Class A	966,864	1,615,645
Anhui Gujing Distillery Co. Ltd. Class A	33,800	761,512
Anhui Gujing Distillery Co. Ltd. Class B	280,800	3,897,794
Anhui Honglu Steel Construction Group Co. Ltd. Class A	212,240	569,952
Anhui Huaheng Biotechnology Co. Ltd. Class A	31,960	151,114
Anhui Jiangnan Chemical Industry Co. Ltd. Class A	917,400	885,556
Anhui Jinhe Industrial Co. Ltd. Class A	264,100	772,209
Anhui Kouzi Distillery Co. Ltd. Class A	16,300	76,361
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	1,493,140	1,755,551
Anhui Yingjia Distillery Co. Ltd. Class A	86,700	500,562
Anji Microelectronics Technology Shanghai Co. Ltd. Class A	55,509	1,779,117
Anjoy Foods Group Co. Ltd. Class A	65,900	651,936
Anker Innovations Technology Co. Ltd. Class A	7,670	130,997
ANTA Sports Products Ltd.	1,816,106	21,824,830
Antengene Corp. Ltd. (a) (c)	1,163,000	1,002,999

See accompanying notes to financial statements.
37

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Aoshikang Technology Co. Ltd. Class A	60,300	$342,473
Aotecar New Energy Technology Group Co. Ltd. Class A	307,193	141,369
Apeloa Pharmaceutical Co. Ltd. Class A	541,900	1,245,380
APT Medical, Inc. Class A	30,527	1,356,570
Archermind Technology Co. Ltd. Class A (a)	13,650	100,315
Arcsoft Corp. Ltd. Class A	87,166	725,222
Ascentage Pharma Group International (a) (c)	202,300	2,003,395
Ascletis Pharma, Inc. (a) (b) (c)	714,000	914,938
Asia - Potash International Investment Guangzhou Co. Ltd. Class A (a)	51,100	280,830
Asymchem Laboratories Tianjin Co. Ltd. Class A	25,760	410,937
ATRenew, Inc. ADR (a)	218,668	1,005,873
Autel Intelligent Technology Corp. Ltd. Class A	139,041	765,102
Autohome, Inc. ADR	78,317	2,235,950
Avary Holding Shenzhen Co. Ltd. Class A	267,300	2,102,802
AVIC Chengdu UAS Co. Ltd. Class A (a)	69,952	488,174
AviChina Industry & Technology Co. Ltd. Class H	5,957,000	3,338,199
Bafang Electric Suzhou Co. Ltd. Class A	36,566	133,799
Baidu, Inc. Class A (a)	3,101,459	53,096,800
Bank of China Ltd. Class A	4,588,600	3,334,869
Bank of China Ltd. Class H	114,532,074	62,709,711
Bank of Communications Co. Ltd. Class A	2,180,700	2,056,052
Bank of Communications Co. Ltd. Class H	34,818,841	29,223,052
Bank of Ningbo Co. Ltd. Class A	605,990	2,247,147
Baoshan Iron & Steel Co. Ltd. Class A	1,482,000	1,470,065
BBMG Corp. Class H (b)	2,254,000	243,350
Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	222,206	542,156
Beijing Baination Pictures Co. Ltd. Class A (a)	260,400	242,593
Beijing BDStar Navigation Co. Ltd. Class A (a)	277,900	1,166,592
Beijing Capital International Airport Co. Ltd. Class H (a) (b)	6,427,490	2,296,594
Beijing Certificate Authority Co. Ltd. Class A	21,150	101,605
Beijing Changjiu Logistics Corp. Class A	190,200	235,635
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class A	50,843	177,694
Security Description	Shares	Value
Beijing Compass Technology Development Co. Ltd. Class A (a)	38,570	$904,426
Beijing CTJ Information Technology Co. Ltd. Class A	39,798	126,697
Beijing Dabeinong Technology Group Co. Ltd. Class A	831,400	475,926
Beijing Easpring Material Technology Co. Ltd. Class A	364,500	3,395,229
Beijing E-Hualu Information Technology Co. Ltd. Class A (a)	26,500	80,942
Beijing Enterprises Holdings Ltd.	1,505,500	6,435,778
Beijing Enterprises Water Group Ltd. (b)	11,914,000	3,659,768
Beijing GeoEnviron Engineering & Technology, Inc. Class A	1,832,148	1,840,528
Beijing Hotgen Biotech Co. Ltd. Class A (a)	39,170	933,828
Beijing Huafeng Test & Control Technology Co. Ltd. Class A	21,032	614,665
Beijing Jingcheng Machinery Electric Co. Ltd. Class A (a)	98,700	165,899
Beijing Jingyuntong Technology Co. Ltd. Class A (a)	268,000	157,174
Beijing Kingsoft Office Software, Inc. Class A	44,364	1,970,032
Beijing Oriental Jicheng Co. Ltd. Class A	312,400	1,332,896
Beijing Relpow Technology Co. Ltd. Class A (a)	56,898	179,138
Beijing Shiji Information Technology Co. Ltd. Class A	588,946	883,328
Beijing Shougang Co. Ltd. Class A	166,900	99,755
Beijing SL Pharmaceutical Co. Ltd. Class A	545,150	550,703
Beijing Sun-Novo Pharmaceutical Research Co. Ltd. Class A	160,735	1,489,314
Beijing Tieke Shougang Railway-Tech Co. Ltd. Class A	58,762	174,784
Beijing Tricolor Technology Co. Ltd. Class A	42,600	984,401
Beijing Ultrapower Software Co. Ltd. Class A	98,300	196,810
Beijing United Information Technology Co. Ltd. Class A	74,045	300,444
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (a)	49,344	391,504
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	11,100	91,355
Beijing Zhidemai Technology Co. Ltd. Class A	34,400	185,818
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	627,200	451,432
Bengang Steel Plates Co. Ltd. Class A (a)	503,500	245,837

See accompanying notes to financial statements.
38

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
BeOne Medicines Ltd. Class H (a)	1,146,753	$30,244,424
Bestechnic Shanghai Co. Ltd. Class A	30,153	1,258,596
Bethel Automotive Safety Systems Co. Ltd. Class A	200,700	1,517,485
BGI Genomics Co. Ltd. Class A (a)	20,100	138,636
Biem.L.Fdlkk Garment Co. Ltd. Class A	329,863	732,628
Bilibili, Inc. Class Z (a)	314,496	9,078,685
Bio-Thera Solutions Ltd. Class A (a)	200,986	815,799
Bloomage Biotechnology Corp. Ltd. Class A	10,172	79,094
Blue Sail Medical Co. Ltd. Class A (a)	239,200	188,275
Bluefocus Intelligent Communications Group Co. Ltd. Class A	1,299,160	1,239,483
BMC Medical Co. Ltd. Class A	10,220	119,487
BOE Technology Group Co. Ltd. Class A	2,103,900	1,227,969
BOE Technology Group Co. Ltd. Class B	1,733,900	666,336
Bosideng International Holdings Ltd.	5,860,000	3,494,730
Brilliance China Automotive Holdings Ltd.	404,000	213,932
B-Soft Co. Ltd. Class A (a)	509,019	343,517
BYD Co. Ltd. Class A	819,600	12,558,369
BYD Co. Ltd. Class H (b)	4,578,365	64,847,029
BYD Electronic International Co. Ltd. (b)	1,424,500	7,568,869
C*Core Technology Co. Ltd. Class A (a)	99,219	438,087
Caitong Securities Co. Ltd. Class A	313,440	370,284
CALB Group Co. Ltd. Class H (a) (c)	98,800	450,292
Cambricon Technologies Corp. Ltd. Class A (a)	46,004	8,552,249
Canaan, Inc. ADR (a) (b)	192,083	169,340
Canggang Railway Ltd. (b)	864,000	95,502
Canmax Technologies Co. Ltd. Class A	41,080	144,034
CanSino Biologics, Inc. Class A (a)	12,621	140,812
CanSino Biologics, Inc. Class H (a) (c)	34,400	218,858
CARsgen Therapeutics Holdings Ltd. (a) (c)	536,500	1,329,459
Castech, Inc. Class A	265,680	1,852,611
CECEP Wind-Power Corp. Class A	1,408,680	630,481
Central China Land Media Co. Ltd. Class A	81,100	134,268
Security Description	Shares	Value
Central China Securities Co. Ltd. Class A	901,000	$578,974
CETC Chips Technology, Inc. Class A (a)	303,400	605,319
CETC Digital Technology Co. Ltd. Class A	303,890	1,225,384
CETC Potevio Science&Technology Co. Ltd. Class A	605,181	2,319,716
CGN New Energy Holdings Co. Ltd.	364,000	138,481
CGN Nuclear Technology Development Co. Ltd. Class A (a)	544,400	571,332
CGN Power Co. Ltd. Class H (c)	21,156,000	7,858,316
Changchun High-Tech Industry Group Co. Ltd. Class A	11,925	217,506
Changchun UP Optotech Co. Ltd. Class A	68,903	557,322
Changjiang Securities Co. Ltd. Class A	856,800	997,761
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	27,200	514,737
Chengdu ALD Aviation Manufacturing Corp. Class A (a)	265,800	962,898
Chengdu Guoguang Electric Co. Ltd. Class A	15,021	175,976
Chengdu Hongqi Chain Co. Ltd. Class A	1,785,086	1,392,524
Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	20,800	102,608
Chengdu RML Technology Co. Ltd. Class A	86,072	569,635
Chengdu Xuguang Electronics Co. Ltd. Class A	672,700	1,580,903
China Baoan Group Co. Ltd. Class A	597,400	1,044,365
China Cinda Asset Management Co. Ltd. Class H (b)	19,485,000	3,405,943
China CITIC Bank Corp. Ltd. Class H	14,788,208	12,715,684
China Coal Energy Co. Ltd. Class H (b)	6,020,750	7,188,932
China Communications Services Corp. Ltd. Class H	152,000	89,867
China Conch Environment Protection Holdings Ltd. (a)	2,480,200	197,641
China Conch Venture Holdings Ltd.	3,035,200	4,279,490
China Construction Bank Corp. Class H	132,203,351	127,099,001
China CSSC Holdings Ltd. Class A	305,900	1,484,993
China Datang Corp. Renewable Power Co. Ltd. Class H (b)	2,726,000	956,504

See accompanying notes to financial statements.
39

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
China Education Group Holdings Ltd. (b)	505,578	$214,437
China Everbright Bank Co. Ltd. Class A	1,143,300	538,975
China Everbright Environment Group Ltd.	6,354,111	3,626,067
China Feihe Ltd. (c)	3,325,000	1,709,424
China Galaxy Securities Co. Ltd. Class A	305,700	762,170
China Galaxy Securities Co. Ltd. Class H	6,059,400	9,221,029
China Gas Holdings Ltd.	4,867,652	4,767,301
China Great Wall Securities Co. Ltd. Class A	264,100	430,199
China Greatwall Technology Group Co. Ltd. Class A (a)	315,200	749,149
China Green Electricity Investment of Tianjin Co. Ltd. Class A	205,000	261,736
China High Speed Railway Technology Co. Ltd. Class A (a)	1,448,900	579,365
China Hongqiao Group Ltd. (b)	1,833,500	6,226,039
China International Capital Corp. Ltd. Class A	66,500	344,191
China International Capital Corp. Ltd. Class H (c)	1,214,800	3,341,309
China International Marine Containers Group Co. Ltd. Class H	290,960	310,765
China Jinmao Holdings Group Ltd.	984,333	196,097
China Jushi Co. Ltd. Class A	223,300	543,259
China Leadshine Technology Co. Ltd. Class A	52,700	349,145
China Lesso Group Holdings Ltd.	2,935,000	1,840,882
China Life Insurance Co. Ltd. Class H	12,348,490	35,075,527
China Literature Ltd. (a) (b) (c)	494,400	2,508,729
China Longyuan Power Group Corp. Ltd. Class H (b)	5,868,000	6,267,426
China Medical System Holdings Ltd. (b)	3,035,000	5,457,258
China Mengniu Dairy Co. Ltd.	5,322,085	10,260,562
China Merchants Bank Co. Ltd. Class A	1,899,962	10,772,156
China Merchants Bank Co. Ltd. Class H	4,878,399	29,319,050
China Merchants Energy Shipping Co. Ltd. Class A	556,700	693,590
China Merchants Port Holdings Co. Ltd.	4,189,081	7,844,701
China Merchants Securities Co. Ltd. Class A	867,641	2,082,855
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	307,757	439,135
Security Description	Shares	Value
China Minsheng Banking Corp. Ltd. Class H	15,044,379	$7,947,200
China National Accord Medicines Corp. Ltd. Class B	810,254	1,410,061
China National Building Material Co. Ltd. Class H	4,973,982	3,528,916
China National Gold Group Gold Jewellery Co. Ltd. Class A	213,300	250,786
China National Nuclear Power Co. Ltd. Class A	2,544,400	3,109,370
China National Software & Service Co. Ltd. Class A (a)	264,470	1,846,028
China Nonferrous Mining Corp. Ltd.	242,000	465,935
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	328,800	2,228,167
China Oilfield Services Ltd. Class H	5,268,422	4,523,297
China Overseas Land & Investment Ltd.	6,009,494	11,091,504
China Pacific Insurance Group Co. Ltd. Class A	583,638	2,875,855
China Pacific Insurance Group Co. Ltd. Class H	4,144,133	16,501,111
China Petroleum & Chemical Corp. Class H	41,595,492	21,652,067
China Power International Development Ltd. (b)	9,559,511	3,968,590
China Publishing & Media Co. Ltd. Class A	225,200	212,960
China Railway Group Ltd. Class H	12,126,487	6,125,276
China Rare Earth Resources & Technology Co. Ltd. Class A (a)	257,700	1,871,086
China Resources Beer Holdings Co. Ltd.	1,932,930	6,817,079
China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	19,825	68,592
China Resources Building Materials Technology Holdings Ltd.	738,000	171,685
China Resources Gas Group Ltd.	876,800	2,235,838
China Resources Land Ltd.	4,576,320	17,869,082
China Resources Microelectronics Ltd. Class A	39,756	309,853
China Resources Mixc Lifestyle Services Ltd. (c)	541,200	2,875,586
China Resources Power Holdings Co. Ltd. (b)	4,487,155	10,288,783
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	43,674	172,125
China Science Publishing & Media Ltd. Class A	70,302	192,735
China Shenhua Energy Co. Ltd. Class A	517,100	2,793,214

See accompanying notes to financial statements.
40

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
China Shenhua Energy Co. Ltd. Class H (b)	5,888,088	$28,152,392
China Southern Airlines Co. Ltd. Class H (a)	5,226,387	2,794,428
China Southern Power Grid Energy Storage Co. Ltd. Class A	288,100	500,013
China Southern Power Grid Technology Co. Ltd. Class A	27,153	230,866
China State Construction Engineering Corp. Ltd. Class A	2,488,400	1,902,767
China State Construction International Holdings Ltd.	700,000	891,599
China Suntien Green Energy Corp. Ltd. Class A	335,000	361,913
China Taiping Insurance Holdings Co. Ltd.	2,422,235	4,738,370
China Testing & Certification International Group Co. Ltd. Class A	2,212,282	1,986,503
China Three Gorges Renewables Group Co. Ltd. Class A	2,721,500	1,622,804
China Tianying, Inc. Class A	1,176,100	879,509
China Tourism Group Duty Free Corp. Ltd. Class A	298,900	3,001,413
China Tower Corp. Ltd. Class H (c)	5,800,800	8,559,095
China TransInfo Technology Co. Ltd. Class A (a)	600,600	970,748
China Travel International Investment Hong Kong Ltd. (a) (b)	15,644,000	3,357,858
China United Network Communications Ltd. Class A	2,598,800	2,005,416
China Vanke Co. Ltd. Class A (a)	904,800	874,663
China Vanke Co. Ltd. Class H (a) (b)	2,404,200	1,721,170
China Wafer Level CSP Co. Ltd. Class A	33,900	153,866
China World Trade Center Co. Ltd. Class A	262,500	749,853
China Yangtze Power Co. Ltd. Class A	2,750,500	10,515,914
China Yongda Automobiles Services Holdings Ltd. (b)	1,584,000	388,854
China Zhenhua Group Science & Technology Co. Ltd. Class A	278,307	1,961,745
ChinaCache International Holdings Ltd. ADR (a) (b) (d)	18,355	—
Chinasoft International Ltd. (b)	1,074,000	872,408
Chinese Universe Publishing & Media Group Co. Ltd. Class A	334,700	477,110
Chipsea Technologies Shenzhen Corp. Ltd. Class A (a)	107,306	599,958
Chongqing Brewery Co. Ltd. Class A	27,511	206,852
Security Description	Shares	Value
Chongqing Changan Automobile Co. Ltd. Class A	305,652	$524,472
Chongqing Changan Automobile Co. Ltd. Class B	4,305,510	2,418,266
Chongqing Department Store Co. Ltd. Class A	24,800	92,382
Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	177,098	231,330
Chongqing Gas Group Corp. Ltd. Class A	267,500	213,928
Chongqing Genrix Biopharmaceutical Co. Ltd. Class A (a)	291,710	1,250,349
Chongqing Iron & Steel Co. Ltd. Class A (a)	1,137,900	236,284
Chongqing Millison Technologies, Inc. Class A (a)	73,600	353,781
Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	242,200	221,899
Chongqing Zhifei Biological Products Co. Ltd. Class A	358,200	1,043,330
Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	86,710	150,855
Chow Tai Seng Jewellery Co. Ltd. Class A	328,743	622,672
CIG Shanghai Co. Ltd. Class A	28,700	514,614
Circuit Fabology Microelectronics Equipment Co. Ltd. Class A	60,595	1,201,630
CITIC Ltd.	8,732,961	12,818,160
Citic Pacific Special Steel Group Co. Ltd. Class A	292,050	558,089
CITIC Press Corp. Class A	44,200	182,508
CITIC Resources Holdings Ltd.	3,772,000	191,499
CITIC Securities Co. Ltd. Class A	1,265,170	5,307,487
CITIC Securities Co. Ltd. Class H	3,275,225	12,965,520
CITIC Telecom International Holdings Ltd.	2,912,000	909,485
Client Service International, Inc. Class A (a)	484,450	1,242,493
CMOC Group Ltd. Class A	3,392,500	7,472,886
CMOC Group Ltd. Class H	1,092,000	2,202,134
CMST Development Co. Ltd. Class A	543,500	451,430
CNGR Advanced Material Co. Ltd. Class A	68,040	476,358
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	2,670,828	2,169,668
CNPC Capital Co. Ltd. Class A	223,900	329,847
COFCO Biotechnology Co. Ltd. Class A (a)	272,300	227,318
COL Group Co. Ltd. Class A (a)	87,100	334,107
Contemporary Amperex Technology Co. Ltd. Class A	562,427	31,722,038
CooTek Cayman, Inc. ADR (a)	225	4

See accompanying notes to financial statements.
41

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
COSCO SHIPPING Development Co. Ltd. Class H	14,769,709	$2,164,088
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (b)	4,246,000	4,922,487
COSCO SHIPPING Holdings Co. Ltd. Class A	670,600	1,349,216
COSCO SHIPPING Holdings Co. Ltd. Class H (b)	7,500,062	11,673,661
COSCO SHIPPING Ports Ltd.	5,750,464	4,205,457
Country Garden Services Holdings Co. Ltd.	2,688,000	2,283,646
CQ Pharmaceutical Holding Co. Ltd. Class A	1,190,900	852,147
CRRC Corp. Ltd. Class A	1,826,300	1,914,087
CSC Financial Co. Ltd. Class A	313,800	1,180,812
CSG Holding Co. Ltd. Class B	1,453,345	334,364
CSPC Pharmaceutical Group Ltd.	12,420,960	14,958,665
CStone Pharmaceuticals (a) (b) (c)	1,255,000	1,225,901
CTS International Logistics Corp. Ltd. Class A	610,490	511,354
Daan Gene Co. Ltd. Class A (a)	1,499,419	1,337,978
Dajin Heavy Industry Co. Ltd. Class A	59,100	391,463
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	846,600	761,386
Daqo New Energy Corp. ADR (a) (b)	86,493	2,433,048
DaShenLin Pharmaceutical Group Co. Ltd. Class A	52,867	122,313
Datang Huayin Electric Power Co. Ltd. Class A (a)	1,333,300	1,167,297
Datang International Power Generation Co. Ltd. Class H (b)	16,134,000	4,645,026
Dazhong Transportation Group Co. Ltd. Class B	2,420,450	532,499
Deppon Logistics Co. Ltd. Class A	271,400	602,400
DHC Software Co. Ltd. Class A	246,400	372,673
Digital China Group Co. Ltd. Class A	327,600	2,061,461
Digital China Information Service Group Co. Ltd. Class A (a)	272,800	525,513
DingDong Cayman Ltd. ADR (a) (b)	149,210	308,865
Do-Fluoride New Materials Co. Ltd. Class A	339,600	976,766
Dongfang Electric Corp. Ltd. Class A	692,845	1,875,155
Dongfang Electric Corp. Ltd. Class H (b)	543,600	1,160,505
Dongfang Electronics Co. Ltd. Class A	288,600	487,114
Dongfeng Motor Group Co. Ltd. Class H (a)	1,094,714	1,266,314
Security Description	Shares	Value
Dongguan Aohai Technology Co. Ltd. Class A	32,200	$206,869
Dongguan Dingtong Precision Metal Co. Ltd. Class A	32,700	435,440
Dongguan Eontec Co. Ltd. Class A	370,400	871,511
Dongguan Yiheda Automation Co. Ltd. Class A	61,080	273,461
Dongguan Yutong Optical Technology Co. Ltd. Class A	200,250	941,490
Donghua Testing Technology Co. Ltd. Class A	80,800	547,441
Dongjiang Environmental Co. Ltd. Class A (a)	576,400	367,154
Dongyue Group Ltd.	2,454,000	3,829,053
Dosilicon Co. Ltd. Class A (a)	73,311	1,099,552
Double Medical Technology, Inc. Class A	269,800	2,119,819
DouYu International Holdings Ltd. ADR	12,467	93,752
Eaglerise Electric & Electronic China Co. Ltd. Class A	52,070	153,929
East Buy Holding Ltd. (a) (b) (c)	351,500	1,173,715
East Money Information Co. Ltd. Class A	1,183,988	4,505,115
Eastcompeace Technology Co. Ltd. Class A	268,800	865,150
Eastern Communications Co. Ltd. Class B	708,200	296,736
Easy Click Worldwide Network Technology Co. Ltd. Class A	41,700	201,965
Ecovacs Robotics Co. Ltd. Class A	102,900	1,552,004
EHang Holdings Ltd. ADR (a) (b)	43,054	799,513
Electric Connector Technology Co. Ltd. Class A	30,200	241,519
Empyrean Technology Co. Ltd. Class A	8,900	157,711
Eoptolink Technology, Inc. Ltd. Class A	98,725	5,066,454
Espressif Systems Shanghai Co. Ltd. Class A	56,968	1,733,322
Eve Energy Co. Ltd. Class A	276,399	3,528,960
Everbright Securities Co. Ltd. Class A	276,700	730,630
Everest Medicines Ltd. (a) (c)	310,000	2,243,201
EverProX Technologies Co. Ltd. Class A	52,800	787,251
Far East Horizon Ltd.	5,596,000	4,941,201
FAW Jiefang Group Co. Ltd. Class A	553,700	544,580
Ferrotec Anhui Technology Development Co. Ltd. Class A	56,200	337,323
Fiberhome Telecommunication Technologies Co. Ltd. Class A	30,400	117,081
Fibocom Wireless, Inc. Class A	76,168	324,553
Ficont Industry Beijing Co. Ltd. Class A	31,500	183,544

See accompanying notes to financial statements.
42

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
FinVolution Group ADR (b)	57,870	$426,502
First Capital Securities Co. Ltd. Class A	530,600	582,905
First Tractor Co. Ltd. Class A	293,600	521,917
Flat Glass Group Co. Ltd. Class A	318,100	769,878
Flat Glass Group Co. Ltd. Class H (b)	196,000	286,176
Focus Lightings Tech Co. Ltd. Class A	567,325	715,584
Focus Media Information Technology Co. Ltd. Class A	1,789,100	2,023,199
Focus Technology Co. Ltd. Class A	53,715	364,385
Focuslight Technologies, Inc. Class A (a)	29,907	640,613
Foryou Corp. Class A	52,700	250,361
Foshan Haitian Flavouring & Food Co. Ltd. Class A	593,875	3,246,257
Foxconn Industrial Internet Co. Ltd. Class A	1,453,200	13,458,727
Fujian Apex Software Co. Ltd. Class A	16,080	96,696
Fujian Boss Software Development Co. Ltd. Class A	50,652	98,285
Fujian Foxit Software Development JSC Ltd. Class A	11,227	123,857
Fujian Funeng Co. Ltd. Class A	59,670	82,296
Fujian Mindong Electric Power Ltd. Co. Class A (a)	285,200	394,144
Fujian Star-net Communication Co. Ltd. Class A	314,600	1,339,634
Fujian Sunner Development Co. Ltd. Class A	268,800	679,976
Fujian Yongfu Power Engineering Co. Ltd. Class A	23,200	87,886
Fulin Precision Co. Ltd. Class A	466,696	1,454,946
Full Truck Alliance Co. Ltd. ADR	905,103	11,739,186
Fuyao Glass Industry Group Co. Ltd. Class A	716,717	7,381,962
Fuyao Glass Industry Group Co. Ltd. Class H (c)	172,000	1,730,965
Ganfeng Lithium Group Co. Ltd. Class A	666,800	5,695,595
Ganfeng Lithium Group Co. Ltd. Class H (b) (c)	155,400	861,647
Gaona Aero Material Co. Ltd. Class A	67,340	153,625
Gaotu Techedu, Inc. ADR (a) (b)	286,901	935,297
G-bits Network Technology Xiamen Co. Ltd. Class A	14,600	1,163,510
GCL Energy Technology Co. Ltd. Class A	66,300	110,323
GCL System Integration Technology Co. Ltd. Class A (a)	811,200	290,226
Security Description	Shares	Value
GCL Technology Holdings Ltd. (a) (b)	21,996,000	$3,703,506
GD Power Development Co. Ltd. Class A	2,166,300	1,513,620
GDS Holdings Ltd. Class A (a)	1,301,600	6,705,070
Geely Automobile Holdings Ltd.	6,871,489	17,266,157
GEM Co. Ltd. Class A	970,800	1,146,861
Gemac Engineering Machinery Co. Ltd. Class A	184,200	302,891
Gemdale Corp. Class A (a)	238,800	145,410
GemPharmatech Co. Ltd. Class A	196,404	497,665
Genertec Universal Medical Group Co. Ltd. (c)	1,475,100	1,150,822
Genimous Technology Co. Ltd. Class A (a)	925,900	1,275,688
Genscript Biotech Corp. (a) (b)	692,000	1,487,101
Getein Biotech, Inc. Class A	570,278	637,696
GF Securities Co. Ltd. Class H	3,631,800	9,475,803
Giant Biogene Holding Co. Ltd. (b) (c)	427,600	3,105,162
Giant Network Group Co. Ltd. Class A	593,700	3,763,415
Giantec Semiconductor Corp. Class A	42,535	969,591
GigaDevice Semiconductor, Inc. Class A	36,960	1,106,093
Ginlong Technologies Co. Ltd. Class A	24,650	320,152
GoerTek, Inc. Class A	594,700	3,128,946
Goke Microelectronics Co. Ltd. Class A	34,200	463,524
Goldwind Science & Technology Co. Ltd. Class A	1,210,300	2,542,048
GoodWe Technologies Co. Ltd. Class A (a)	32,910	298,699
Gotion High-tech Co. Ltd. Class A	215,844	1,413,643
Grandjoy Holdings Group Co. Ltd. Class A (a)	227,900	105,518
Great Microwave Technology Co. Ltd. Class A (a)	90,741	831,353
Great Wall Motor Co. Ltd. Class H	4,818,876	10,405,264
Gree Electric Appliances, Inc. of Zhuhai Class A	310,400	1,729,816
Greentown China Holdings Ltd. (b)	1,491,000	1,820,536
Greentown Service Group Co. Ltd.	484,000	311,660
Gresgying Digital Energy Technology Co. Ltd. Class A (a)	1,549,800	1,872,180
Grinm Advanced Materials Co. Ltd. Class A	277,000	875,997
Guangdong Chj Industry Co. Ltd. Class A	500,500	1,003,472

See accompanying notes to financial statements.
43

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A (a)	217,300	$314,636
Guangdong Dtech Technology Co. Ltd. Class A	45,200	454,638
Guangdong Electric Power Development Co. Ltd. Class B	4,331,040	1,013,122
Guangdong Golden Dragon Development, Inc. Class A (a)	290,400	575,715
Guangdong Haid Group Co. Ltd. Class A	275,200	2,462,259
Guangdong Hongda Holdings Group Co. Ltd. Class A	272,800	1,687,920
Guangdong Hoshion Industrial Aluminium Co. Ltd. Class A	75,540	199,570
Guangdong Huicheng Vacuum Technology Co. Ltd. Class A	39,900	969,202
Guangdong Investment Ltd.	6,712,229	6,099,360
Guangdong Jia Yuan Technology Shares Co. Ltd. Class A (a)	38,935	204,961
Guangdong Kinlong Hardware Products Co. Ltd. Class A	28,300	86,281
Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A (a)	994,100	2,000,083
Guangdong Provincial Expressway Development Co. Ltd. Class B	553,000	584,956
Guangdong Shunkong Development Co. Ltd. Class A	75,200	139,904
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	560,700	1,236,665
Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	280,800	680,785
Guanghui Energy Co. Ltd. Class A	1,405,800	994,084
Guanglian Aviation Industry Co. Ltd. Class A (a)	292,140	761,972
Guangshen Railway Co. Ltd. Class H	11,662,000	3,747,237
Guangxi Guiguan Electric Power Co. Ltd. Class A	552,700	509,476
Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A (a)	347,900	1,651,786
Guangzhou Automobile Group Co. Ltd. Class H (b)	6,428,090	2,809,047
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	507,100	1,817,831
Guangzhou Great Power Energy & Technology Co. Ltd. Class A (a)	45,300	259,315
Guangzhou Haige Communications Group, Inc. Co. Class A	1,163,800	2,137,405
Guangzhou R&F Properties Co. Ltd. Class H (a) (b)	1,855,482	164,552
Security Description	Shares	Value
Guangzhou Restaurant Group Co. Ltd. Class A	336,860	$762,347
Guangzhou Tinci Materials Technology Co. Ltd. Class A	565,498	3,028,462
Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	1,172,384	1,287,954
Guangzhou Zhujiang Brewery Co. Ltd. Class A	580,600	815,417
Guizhou Aviation Technical Development Co. Ltd. Class A	39,286	242,471
Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	558,700	297,873
Guizhou Zhenhua E-chem, Inc. Class A (a)	42,152	96,399
Guocheng Mining Co. Ltd. Class A (a)	284,100	597,904
Guosen Securities Co. Ltd. Class A	905,700	1,719,298
Guosheng Financial Holding, Inc. Class A (a)	852,900	2,912,645
Guotai Haitong Securities Co. Ltd. Class A	921,734	2,440,318
Guotai Haitong Securities Co. Ltd. Class H (c)	3,320,968	6,855,013
Guoyuan Securities Co. Ltd. Class A	276,610	354,330
H World Group Ltd.	2,146,060	8,545,183
Haichang Ocean Park Holdings Ltd. (a) (b) (c)	4,518,000	516,814
Haidilao International Holding Ltd. (b) (c)	742,000	1,279,837
Haier Smart Home Co. Ltd. Class A	1,113,500	3,957,257
Haier Smart Home Co. Ltd. Class H	2,930,800	9,545,328
Hainan Drinda New Energy Technology Co. Ltd. Class A (a)	29,400	175,021
Hainan Haiqi Transportation Group Co. Ltd. Class A (a)	200,100	630,278
Hainan Jinpan Smart Technology Co. Ltd. Class A	196,622	1,459,341
Hainan Meilan International Airport Co. Ltd. Class H (a)	65,000	88,138
Haisco Pharmaceutical Group Co. Ltd. Class A	306,100	2,295,943
Haitian International Holdings Ltd.	189,000	520,816
Halo Microelectronics Co. Ltd. Class A (a)	226,376	533,273
Hangjin Technology Co. Ltd. Class A (a)	289,400	965,560
Hangzhou Alltest Biotech Co. Ltd. Class A	32,067	310,214
Hangzhou Bio-Sincerity Pharma-Tech Co. Ltd. Class A (a)	28,100	236,552

See accompanying notes to financial statements.
44

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Hangzhou Chang Chuan Technology Co. Ltd. Class A	394,630	$5,515,762
Hangzhou Cogeneration Group Co. Ltd. Class A	69,300	209,629
Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	30,300	89,488
Hangzhou First Applied Material Co. Ltd. Class A	710,906	1,565,960
Hangzhou GreatStar Industrial Co. Ltd.	629,800	2,718,936
Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	21,310	252,943
Hangzhou Lion Microelectronics Co. Ltd. Class A (a)	28,300	129,600
Hangzhou Onechance Tech Corp. Class A	69,000	338,833
Hangzhou Robam Appliances Co. Ltd. Class A	35,200	94,230
Hangzhou Silan Microelectronics Co. Ltd. Class A	257,900	1,137,634
Hangzhou Sunrise Technology Co. Ltd. Class A	58,900	128,173
Hangzhou Tigermed Consulting Co. Ltd. Class A	256,122	2,084,221
Hansoh Pharmaceutical Group Co. Ltd. (b) (c)	490,000	2,271,014
Hanwang Technology Co. Ltd. Class A (a)	43,100	149,121
Hanwei Electronics Group Corp. Class A	44,800	399,576
Haohua Chemical Science & Technology Co. Ltd. Class A	34,119	147,057
Harbin Boshi Automation Co. Ltd. Class A	1,235,020	3,023,697
Harbin Electric Co. Ltd. Class H	5,682,942	8,604,321
HBM Holdings Ltd. (a) (c)	1,223,000	2,466,309
Hebei Sinopack Electronic Technology Co. Ltd. Class A	24,920	211,600
Hefei Jianghang Aircraft Equipment Co. Ltd. Class A	214,039	326,431
Hefei Meiya Optoelectronic Technology, Inc. Class A	317,320	901,998
Hello Group, Inc. ADR	228,140	1,692,799
Henan Ancai Hi-Tech Co. Ltd. Class A (a)	323,700	234,802
Henan Lingrui Pharmaceutical Co. Class A	626,500	1,926,773
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	266,600	748,473
Henan Shijia Photons Technology Co. Ltd. Class A	192,330	1,924,002
Henan Shuanghui Investment & Development Co. Ltd. Class A	260,540	904,363
Henan Zhongfu Industry Co. Ltd. Class A (a)	855,600	623,027
Security Description	Shares	Value
Hengan International Group Co. Ltd.	1,439,500	$4,699,411
Hengbao Co. Ltd. Class A	433,400	1,299,458
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	263,800	758,378
Hengli Petrochemical Co. Ltd. Class A	861,700	2,072,220
Hesai Group ADR (a)	93,802	2,635,836
HG Technologies Co. Ltd. Class A	42,600	105,254
Hisense Home Appliances Group Co. Ltd. Class A	888,700	3,246,871
HitGen, Inc. Class A	63,909	221,208
Hithink RoyalFlush Information Network Co. Ltd. Class A	36,100	1,883,000
HOB Biotech Group Corp. Ltd. Class A	42,105	936,632
Hongbo Co. Ltd. Class A (a)	36,600	87,554
Hongli Zhihui Group Co. Ltd. Class A	550,600	575,521
Hongyuan Green Energy Co. Ltd. Class A (a)	60,374	185,508
Hopson Development Holdings Ltd. (a)	623,159	276,322
Horizon Robotics (a)	10,086,600	12,419,622
Hoshine Silicon Industry Co. Ltd. Class A	39,000	270,583
Hoymiles Power Electronics, Inc. Class A	10,475	174,363
Hua Hong Semiconductor Ltd. Class H (a) (b) (c)	456,000	4,688,705
Hua Medicine (a) (c)	1,852,000	1,028,307
Huachangda Intelligent Equipment Group Co. Ltd. Class A (a)	241,000	185,296
Huada Automotive Technology Corp. Ltd. Class A	77,100	460,281
Huadian Power International Corp. Ltd. Class H (b)	6,173,308	3,324,528
Huadong Medicine Co. Ltd. Class A	35,500	206,951
Huafon Chemical Co. Ltd. Class A	2,414,000	3,088,880
Huafu Fashion Co. Ltd. Class A	210,100	156,232
Huagong Tech Co. Ltd. Class A	268,200	3,479,970
Huaibei Mining Holdings Co. Ltd. Class A	375,400	649,421
Huakai Yibai Technology Co. Ltd. Class A	46,900	72,119
Hualan Biological Engineering, Inc. Class A	545,927	1,219,401
Huaneng Power International, Inc. Class H	11,088,416	7,724,438
Huangshan Tourism Development Co. Ltd. Class B	1,907,182	1,378,893
Huatai Securities Co. Ltd. Class A	908,900	2,776,153

See accompanying notes to financial statements.
45

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Huatai Securities Co. Ltd. Class H (c)	1,801,000	$4,763,840
Huaxi Securities Co. Ltd. Class A	595,600	858,211
Huayu Automotive Systems Co. Ltd. Class A	285,561	821,337
Hubei Century Network Technology Co. Ltd. Class A (a)	82,000	163,370
Hubei Feilihua Quartz Glass Co. Ltd. Class A	25,694	272,896
Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	47,600	241,760
Huizhou Desay Sv Automotive Co. Ltd. Class A	237,562	5,040,618
Humanwell Healthcare Group Co. Ltd. Class A	34,900	103,220
Hunan Gold Corp. Ltd. Class A	361,050	1,136,735
Hunan Kaimeite Gases Co. Ltd. Class A (a)	421,800	1,440,443
Hunan Valin Steel Co. Ltd. Class A	1,790,400	1,630,285
Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	44,853	380,225
Hunan Zhongke Electric Co. Ltd. Class A	51,300	163,601
Hundsun Technologies, Inc. Class A	842,910	4,082,450
HUYA, Inc. ADR (b)	48,041	159,977
Hwa Create Co. Ltd. Class A (a)	74,000	236,824
Hwatsing Technology Co. Ltd. Class A	51,427	1,191,983
Hygeia Healthcare Holdings Co. Ltd. (a) (b) (c)	459,600	845,313
Hygon Information Technology Co. Ltd. Class A	132,893	4,709,820
Hymson Laser Technology Group Co. Ltd. Class A (a)	52,571	310,157
Hytera Communications Corp. Ltd. Class A (a)	903,000	1,460,784
HyUnion Holding Co. Ltd. Class A (a)	220,400	273,977
IEIT Systems Co. Ltd. Class A	65,416	683,034
Iflytek Co. Ltd. Class A	326,400	2,566,815
IKD Co. Ltd. Class A	188,200	600,189
I-Mab ADR (a) (b)	271,000	1,024,380
Imeik Technology Development Co. Ltd. Class A	34,120	869,109
ImmuneOnco Biopharmaceuticals Shanghai Class H (a)	675,600	1,165,307
Industrial & Commercial Bank of China Ltd. Class A	8,911,505	9,127,310
Industrial & Commercial Bank of China Ltd. Class H	95,523,656	70,472,699
Industrial Bank Co. Ltd. Class A	1,846,400	5,142,273
Industrial Securities Co. Ltd. Class A	871,100	799,309
Security Description	Shares	Value
INESA Intelligent Tech, Inc. Class B	5,224,800	$4,028,321
Infotmic Co. Ltd. Class A (a)	773,400	969,002
Ingenic Semiconductor Co. Ltd. Class A	35,700	445,837
Inmyshow Digital Technology Group Co. Ltd. Class A	163,200	128,684
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	4,401,700	1,469,827
Inner Mongolia Berun Chemical Co. Ltd. Class A	231,900	206,606
Inner Mongolia ERDOS Resources Co. Ltd. Class A	267,160	381,582
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	909,000	667,013
Inner Mongolia OJing Science & Technology Co. Ltd. Class A (a)	38,200	145,459
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	802,200	3,701,821
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	336,400	1,287,565
Inner Mongolia Yitai Coal Co. Ltd. Class B	1,095,936	2,099,813
InnoCare Pharma Ltd. Class H (a) (b) (c)	188,000	452,337
Innovent Biologics, Inc. (a) (c)	1,469,500	18,207,264
Intco Medical Technology Co. Ltd. Class A	56,700	292,275
InventisBio Co. Ltd. Class A (a)	444,441	1,939,916
iQIYI, Inc. ADR (a) (b)	521,129	1,334,090
iRay Group Class A	11,487	186,567
JA Solar Technology Co. Ltd. Class A (a)	509,564	939,427
Jacobio Pharmaceuticals Group Co. Ltd. (a) (c)	1,058,100	1,346,356
Jade Bird Fire Co. Ltd. Class A	79,248	141,097
Jason Furniture Hangzhou Co. Ltd. Class A	323,140	1,367,839
JCET Group Co. Ltd. Class A	71,800	444,154
JD Health International, Inc. (a) (c)	1,505,200	12,865,123
JD Logistics, Inc. (a) (c)	1,787,000	3,008,804
JD.com, Inc. Class A	3,631,232	64,640,074
JF SmartInvest Holdings Ltd.	124,000	1,188,936
Jiajiayue Group Co. Ltd. Class A	299,800	430,725
Jiangling Motors Corp. Ltd. Class A	264,600	785,180
Jiangsu Ankura Intelligent Power Co. Ltd. Class A	38,100	196,396
Jiangsu Boqian New Materials Stock Co. Ltd. Class A	28,400	260,754
Jiangsu Cai Qin Technology Co. Ltd. Class A	41,838	167,002
Jiangsu Changshu Automotive Trim Group Co. Ltd. Class A	39,700	98,089

See accompanying notes to financial statements.
46

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	314,052	$301,388
Jiangsu Cnano Technology Co. Ltd. Class A	41,161	397,669
Jiangsu Eastern Shenghong Co. Ltd. Class A (a)	886,300	1,182,579
Jiangsu Etern Co. Ltd. Class A	167,700	299,053
Jiangsu Expressway Co. Ltd. Class H	5,369,087	6,224,508
Jiangsu General Science Technology Co. Ltd. Class A (a)	358,500	222,824
Jiangsu Guomao Reducer Co. Ltd. Class A	77,500	185,176
Jiangsu Hengli Hydraulic Co. Ltd. Class A	276,751	3,718,669
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	866,416	8,697,711
Jiangsu Hongtian Technology Co. Ltd. Class A	45,800	315,383
Jiangsu Hoperun Software Co. Ltd. Class A (a)	538,400	4,577,692
Jiangsu Jiejie Microelectronics Co. Ltd. Class A	282,950	1,270,365
Jiangsu King's Luck Brewery JSC Ltd. Class A	193,900	1,069,151
Jiangsu Linyang Energy Co. Ltd. Class A	271,100	233,543
Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	258,456	1,574,510
Jiangsu Olive Sensors High-Tech Co. Ltd. Class A	299,700	394,420
Jiangsu Pacific Quartz Co. Ltd. Class A	50,100	284,542
Jiangsu Shagang Co. Ltd. Class A	188,500	148,633
Jiangsu Tongli Risheng Machinery Co. Ltd. Class A	29,000	171,500
Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	49,000	570,890
Jiangsu Yanghe Distillery Co. Ltd. Class A	246,565	2,350,314
Jiangsu Yangnong Chemical Co. Ltd. Class A	18,850	190,261
Jiangsu Yinhe Electronics Co. Ltd. Class A (a)	182,100	118,804
Jiangsu Yoke Technology Co. Ltd. Class A	290,100	3,001,778
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	534,878	2,927,518
Jiangsu Zhongtian Technology Co. Ltd. Class A	799,300	2,121,777
Jiangxi Copper Co. Ltd. Class H	3,030,000	11,877,924
Jiangxi Ganneng Co. Ltd. Class A	219,200	282,634
Security Description	Shares	Value
Jiangxi Jovo Energy Co. Ltd. Class A	37,300	$181,544
Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	284,100	2,455,790
Jiangxi Xinyu Guoke Technology Co. Ltd. Class A	32,400	143,012
Jiangyin Hengrun Heavy Industries Co. Ltd. Class A (a)	57,500	136,179
Jianshe Industry Group Yunnan Co. Ltd. Class A (a)	292,400	1,224,179
Jilin Liyuan Precision Manufacturing Co. Ltd. Class A (a)	930,500	331,603
Jilin OLED Material Tech Co. Ltd. Class A	82,885	287,470
Jinan Acetate Chemical Co. Ltd. (b)	393,560	813,514
Jinko Solar Co. Ltd. Class A (a)	463,126	361,279
JinkoSolar Holding Co. Ltd. ADR (b)	60,094	1,444,059
Jinlei Technology Co. Ltd. Class A	51,000	214,593
Jinxin Fertility Group Ltd. (a) (b) (c)	1,312,000	482,279
JiuGui Liquor Co. Ltd. Class A	22,500	196,702
Jiujiang Defu Technology Co. Ltd. Class A (a)	211,900	1,069,995
Jiumaojiu International Holdings Ltd. (b) (c)	225,000	60,440
JL Mag Rare-Earth Co. Ltd. Class A	99,584	479,100
Joinn Laboratories China Co. Ltd. Class A	335,311	1,660,701
Jointo Energy Investment Co. Ltd. Hebei Class A	177,000	183,521
Jointown Pharmaceutical Group Co. Ltd. Class A	1,577,177	1,073,226
Jolywood Suzhou Sunwatt Co. Ltd. Class A (a)	101,300	91,672
Jones Tech PLC Class A	59,900	343,227
Joy City Property Ltd. (a)	3,726,000	277,760
Joyoung Co. Ltd. Class A	560,856	737,326
JOYY, Inc. ADR	59,946	3,513,435
Kama Co. Ltd. Class B (a)	1,693,400	50,802
Kangji Medical Holdings Ltd.	117,500	134,257
Kanzhun Ltd. ADR (a)	364,365	8,511,566
KE Holdings, Inc. ADR	927,045	17,613,855
Keboda Technology Co. Ltd. Class A	10,600	155,533
Keda Industrial Group Co. Ltd. Class A	226,300	388,311
KEDE Numerical Control Co. Ltd. Class A	52,526	484,035
Kehua Data Co. Ltd. Class A	34,800	349,103
Keli Sensing Technology Ningbo Co. Ltd. Class A	35,200	375,538

See accompanying notes to financial statements.
47

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Keshun Waterproof Technologies Co. Ltd. Class A	199,360	$141,253
Kexing Biopharrm Co. Ltd. Class A	248,801	1,362,098
Keymed Biosciences, Inc. (a) (c)	140,500	1,340,821
Kingboard Holdings Ltd.	1,588,891	5,644,562
KingClean Electric Co. Ltd. Class A	45,640	144,782
Kingdee International Software Group Co. Ltd. (a)	3,368,700	7,585,680
Kingnet Network Co. Ltd. Class A	879,400	3,464,595
Kingsemi Co. Ltd. Class A	28,496	595,716
Kingsoft Cloud Holdings Ltd. (a) (b)	1,130,565	1,192,990
Kingsoft Corp. Ltd.	1,207,200	5,371,609
Konfoong Materials International Co. Ltd. Class A	20,700	295,947
KPC Pharmaceuticals, Inc. Class A	284,600	557,429
KSEC Intelligent Technology Co. Ltd. Class A	40,800	111,053
Kuaishou Technology (b) (c)	3,309,300	35,983,597
Kuang-Chi Technologies Co. Ltd. Class A	628,490	4,426,607
Kunlun Energy Co. Ltd.	7,316,152	6,544,704
Kunlun Tech Co. Ltd. Class A (a)	74,300	506,529
Kunshan Dongwei Technology Co. Ltd. Class A	40,447	222,738
Kunshan Huguang Auto Harness Co. Ltd. Class A	215,500	1,137,457
Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	49,180	315,060
Kweichow Moutai Co. Ltd. Class A	119,879	24,287,128
Kyland Technology Co. Ltd. Class A (a)	277,300	1,006,114
Laekna, Inc. (a) (b)	552,500	1,221,403
Lanzhou LS Heavy Equipment Co. Ltd. Class A (a)	138,000	156,251
Lao Feng Xiang Co. Ltd. Class A	27,600	193,929
Laobaixing Pharmacy Chain JSC Class A	46,854	107,744
Laopu Gold Co. Ltd. Class H (b)	47,300	4,328,518
LB Group Co. Ltd. Class A	583,300	1,592,589
Leader Harmonious Drive Systems Co. Ltd. Class A	16,669	422,794
Lenovo Group Ltd.	11,022,282	16,362,572
Lens Technology Co. Ltd. Class A	576,465	2,707,867
Leo Group Co. Ltd. Class A	2,980,400	2,358,427
Lepu Biopharma Co. Ltd. Class H (a) (c)	1,703,000	1,737,934
Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	28,400	80,848
Levima Advanced Materials Corp. Class A	65,900	196,663
Security Description	Shares	Value
LexinFintech Holdings Ltd. ADR (b)	108,887	$580,368
Li Auto, Inc. Class A (a) (b)	1,504,154	19,603,261
Li Ning Co. Ltd.	3,304,193	7,491,384
Lifetech Scientific Corp. (a) (b)	5,544,000	1,339,612
Ligao Foods Co. Ltd. Class A	22,700	134,657
Lingbao Gold Group Co. Ltd. Class H	672,000	1,593,543
Lingyi iTech Guangdong Co. Class A	1,182,100	2,705,061
Link Motion, Inc. ADR (a) (b) (d)	16,509	—
Linklogis, Inc. Class B (c)	340,500	149,672
Linktel Technologies Co. Ltd. Class A	17,700	240,738
Livzon Pharmaceutical Group, Inc. Class H	551,527	2,454,098
Lizhong Sitong Light Alloys Group Co. Ltd. Class A	51,700	173,363
Long Young Electronic Kunshan Co. Ltd. Class A	107,400	908,637
Longfor Group Holdings Ltd. (b) (c)	1,904,125	2,907,435
LONGi Green Energy Technology Co. Ltd. Class A (a)	1,229,704	3,105,575
Longshine Technology Group Co. Ltd. Class A	39,450	107,766
Loongson Technology Corp. Ltd. Class A (a)	45,654	1,010,775
Lucky Harvest Co. Ltd. Class A	24,700	157,646
Luenmei Quantum Co. Ltd. Class A	586,208	744,336
Lufax Holding Ltd. ADR (a)	147,918	600,547
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	34,140	208,268
Luxshare Precision Industry Co. Ltd. Class A	1,237,329	11,230,296
Luye Pharma Group Ltd. (a) (b) (c)	1,421,000	622,797
Luzhou Laojiao Co. Ltd. Class A	279,142	5,166,598
Maanshan Iron & Steel Co. Ltd. Class H (a)	4,870,000	1,671,238
Mabwell Shanghai Bioscience Co. Ltd. Class A (a)	235,730	1,624,584
Malion New Materials Co. Ltd. Class A (a)	92,150	142,089
Mango Excellent Media Co. Ltd. Class A	245,050	1,229,479
Maxscend Microelectronics Co. Ltd. Class A	33,696	392,964
MeiG Smart Technology Co. Ltd. Class A	76,400	525,133
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	568,360	396,323
Meitu, Inc. (b) (c)	4,473,000	5,329,380
Meituan Class B (a) (c)	6,495,027	87,235,916
Mesnac Co. Ltd. Class A	185,300	233,464
Metallurgical Corp. of China Ltd. Class A	1,849,500	999,042

See accompanying notes to financial statements.
48

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Metallurgical Corp. of China Ltd. Class H	2,775,000	$966,563
Microport Scientific Corp. (a) (b)	876,937	1,554,285
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	23,525	210,845
Ming Yang Smart Energy Group Ltd. Class A	233,000	528,282
Ming Yuan Cloud Group Holdings Ltd.	372,000	176,428
MINISO Group Holding Ltd. ADR (b)	126,232	2,840,220
Minmetals Development Co. Ltd. Class A (a)	176,300	225,093
Minth Group Ltd.	250,000	1,086,705
Miracll Chemicals Co. Ltd. Class A	48,880	111,306
MMG Ltd. (a)	2,368,799	2,055,086
Mobvista, Inc. (a) (c)	718,000	1,936,101
Montage Technology Co. Ltd. Class A	273,859	5,947,944
Montnets Cloud Technology Group Co. Ltd. Class A (a)	574,900	1,050,200
Morimatsu International Holdings Co. Ltd. (b)	167,000	235,891
Motic Xiamen Electric Group Co. Ltd. Class A	65,400	170,212
Muyuan Foods Co. Ltd. Class A	866,284	6,441,767
Nancal Technology Co. Ltd. Class A	77,848	525,475
Nanhua Futures Co. Ltd. Class A	498,100	1,496,243
NanJi E-Commerce Co. Ltd. Class A	904,300	445,337
Nanjing Vazyme Biotech Co. Ltd. Class A	32,140	104,662
Nantong Jianghai Capacitor Co. Ltd. Class A	250,700	1,062,962
Nanya New Material Technology Co. Ltd. Class A	95,906	1,002,469
NARI Technology Co. Ltd. Class A	798,179	2,571,231
National Silicon Industry Group Co. Ltd. Class A (a)	196,843	712,539
Nations Technologies, Inc. Class A (a)	373,500	1,288,076
NAURA Technology Group Co. Ltd. Class A	103,481	6,567,706
NavInfo Co. Ltd. Class A (a)	300,000	401,970
NBTM New Materials Group Co. Ltd. Class A	301,248	1,396,475
NetEase, Inc.	2,556,280	77,801,540
New China Life Insurance Co. Ltd. Class H	1,512,500	8,973,446
New Hope Liuhe Co. Ltd. Class A	863,900	1,187,841
New Horizon Health Ltd. (a) (b) (c) (d)	115,500	104,954
Security Description	Shares	Value
New Oriental Education & Technology Group, Inc. (a)	2,126,110	$11,548,173
New Trend International Logis-Tech Co. Ltd. Class A	56,405	108,973
Neway Valve Suzhou Co. Ltd. Class A	50,000	314,350
Newland Digital Technology Co. Ltd. Class A	855,220	3,546,918
Ninestar Corp. Class A (a)	26,600	87,592
Ningbo Deye Technology Co. Ltd. Class A	140,310	1,594,566
Ningbo Energy Group Co. Ltd. Class A	947,300	591,448
Ningbo Haitian Precision Machinery Co. Ltd. Class A	51,881	151,987
Ningbo Hengshuai Co. Ltd. Class A	43,400	784,225
Ningbo Jifeng Auto Parts Co. Ltd. Class A (a)	98,700	183,763
Ningbo Joyson Electronic Corp. Class A	33,300	162,683
Ningbo Orient Wires & Cables Co. Ltd. Class A	49,800	493,570
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	90,479	405,971
Ningbo Sanxing Medical Electric Co. Ltd. Class A	296,000	1,019,143
Ningbo Shanshan Co. Ltd. Class A (a)	207,400	462,674
Ningbo Sunrise Elc Technology Co. Ltd. Class A	39,800	106,879
Ningbo Tuopu Group Co. Ltd. Class A	314,495	3,573,666
Ningbo Xusheng Group Co. Ltd. Class A	220,212	560,772
Ningbo Yongxin Optics Co. Ltd. Class A	10,500	165,807
Ningbo Yunsheng Co. Ltd. Class A	229,900	461,581
Ningbo Zhenyu Technology Co. Ltd. Class A	35,700	942,613
Ningxia Baofeng Energy Group Co. Ltd. Class A	346,800	866,100
Ningxia Western Venture Industrial Co. Ltd. Class A	242,800	174,416
NIO, Inc. ADR (a)	1,951,975	14,874,050
Niu Technologies ADR (a) (b)	30,325	142,224
Noah Holdings Ltd. ADR	25,711	297,990
Nongfu Spring Co. Ltd. Class H (c)	2,342,400	16,227,361
North Copper Co. Ltd. Class A	876,900	1,963,595
Northeast Securities Co. Ltd. Class A	256,400	311,893
Novogene Co. Ltd. Class A	44,728	99,341
Novoray Corp. Class A	34,115	297,239
NYOCOR Co. Ltd. Class A	779,700	624,644
OFILM Group Co. Ltd. Class A (a)	239,200	439,309

See accompanying notes to financial statements.
49

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
OmniVision Integrated Circuits Group, Inc. Class A	210,004	$4,454,121
Oppein Home Group, Inc. Class A	18,620	139,244
OPT Machine Vision Tech Co. Ltd. Class A	7,099	145,946
Orient Securities Co. Ltd. Class A	1,321,056	2,120,392
OSL Group Ltd. (a) (b)	513,000	989,024
Ourpalm Co. Ltd. Class A (a)	172,100	128,458
Ovctek China, Inc. Class A	73,300	176,375
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	555,200	239,142
PDD Holdings, Inc. ADR (a)	894,614	118,241,132
Peijia Medical Ltd. (a) (c)	149,000	122,947
Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (a)	1,197,300	60,475
People.cn Co. Ltd. Class A	330,400	919,246
People's Insurance Co. Group of China Ltd. Class H	12,044,000	10,541,828
Perfect World Co. Ltd. Class A	594,450	1,598,011
PetroChina Co. Ltd. Class A	4,590,600	5,191,267
PetroChina Co. Ltd. Class H	30,885,988	28,105,598
Pharmaron Beijing Co. Ltd. Class A	507,175	2,543,916
Phenix Optical Co. Ltd. Class A (a)	96,000	321,239
PhiChem Corp. Class A	43,000	159,212
PICC Property & Casualty Co. Ltd. Class H	11,305,102	25,515,088
Ping An Bank Co. Ltd. Class A	1,550,300	2,466,594
Ping An Insurance Group Co. of China Ltd. Class A	914,730	7,072,813
Ping An Insurance Group Co. of China Ltd. Class H (b)	8,777,420	59,848,097
Piotech, Inc. Class A	32,105	1,171,967
PNC Process Systems Co. Ltd. Class A	42,415	181,802
POCO Holding Co. Ltd. Class A	54,432	643,952
Poly Developments & Holdings Group Co. Ltd. Class A	929,700	1,025,261
Poly Property Group Co. Ltd. (b)	2,814,198	632,981
Pony AI, Inc. ADR (a) (b)	170,300	3,830,047
Pop Mart International Group Ltd. (c)	1,110,400	38,077,055
Postal Savings Bank of China Co. Ltd. Class A	197,000	158,929
Postal Savings Bank of China Co. Ltd. Class H (c)	9,797,000	6,875,176
Power Construction Corp. of China Ltd. Class A	878,800	688,007
Primarius Technologies Co. Ltd. Class A	135,532	802,650
Puxin Ltd. ADR (a) (d)	1,690	—
Puya Semiconductor Shanghai Co. Ltd. Class A	69,007	1,087,087
Security Description	Shares	Value
Pylon Technologies Co. Ltd. Class A	21,735	$226,395
Qfin Holdings, Inc. ADR	139,392	4,011,702
Qianhe Condiment & Food Co. Ltd. Class A	532,865	854,540
Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A (a)	66,000	129,826
Qingdao Gaoce Technology Co. Ltd. Class A	217,167	306,521
Qingdao Gon Technology Co. Ltd. Class A	284,400	1,961,599
Qingdao Haier Biomedical Co. Ltd. Class A	41,644	190,709
Qingdao Hanhe Cable Co. Ltd. Class A	1,457,700	736,274
Qingdao TGOOD Electric Co. Ltd. Class A	51,400	195,867
Qingdao Tianneng Heavy Industries Co. Ltd. Class A (a)	251,600	222,039
Qingdao Yunlu Advanced Materials Technology Co. Ltd. Class A	31,053	474,548
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	261,900	766,144
Quectel Wireless Solutions Co. Ltd. Class A	32,398	477,829
Qutoutiao, Inc. ADR (a)	1,218	30
R&G PharmaStudies Co. Ltd. Class A	23,200	179,027
Range Intelligent Computing Technology Group Co. Ltd. Class A	56,900	425,908
Raytron Technology Co. Ltd. Class A	102,003	1,265,699
Remegen Co. Ltd. Class A (a)	170,238	2,791,680
Remegen Co. Ltd. Class H (a) (b) (c)	124,500	1,875,405
Rigol Technologies Co. Ltd. Class A	24,157	129,912
Risen Energy Co. Ltd. Class A (a)	245,600	360,781
Rising Nonferrous Metals Share Co. Ltd. Class A (a)	51,200	414,778
Riyue Heavy Industry Co. Ltd. Class A	44,400	91,511
RLX Technology, Inc. ADR	1,130,554	2,973,357
RoboSense Technology Co. Ltd. (a)	240,400	1,305,756
RoboTechnik Intelligent Technology Co. Ltd. Class A	16,100	592,732
Rockchip Electronics Co. Ltd. Class A	44,200	1,398,730
RongFa Nuclear Equipment Co. Ltd. Class A (a)	230,600	244,273
Rongsheng Petrochemical Co. Ltd. Class A	895,200	1,212,038

See accompanying notes to financial statements.
50

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Roshow Technology Co. Ltd. Class A (a)	233,500	$304,021
Ruijie Networks Co. Ltd. Class A	32,918	412,941
Sai Micro Electronics, Inc. Class A (a)	47,600	167,963
SAIC Motor Corp. Ltd. Class A	626,400	1,504,612
Sailun Group Co. Ltd. Class A	2,049,732	4,135,470
Sangfor Technologies, Inc. Class A	19,261	339,150
Sanhe Tongfei Refrigeration Co. Ltd. Class A	28,200	336,308
Sany Heavy Industry Co. Ltd. Class A	1,186,100	3,867,464
Satellite Chemical Co. Ltd. Class A	1,078,825	2,927,361
Sealand Securities Co. Ltd. Class A	1,771,740	1,131,046
Seazen Group Ltd. (a)	511,238	168,214
Semitronix Corp. Class A	10,900	136,185
Sensteed Hi-tech Group Class A (a)	1,184,300	704,525
Seres Group Co. Ltd. Class A	70,498	1,697,020
SF Holding Co. Ltd. Class A	531,600	3,008,029
SG Micro Corp. Class A	46,199	539,876
Shaanxi Coal Industry Co. Ltd. Class A	1,150,600	3,228,667
Shaanxi Huaqin Technology Industry Co. Ltd. Class A	9,585	101,305
Shaanxi International Trust Co. Ltd. Class A	1,152,200	578,735
Shaanxi Lighte Optoelectronics Material Co. Ltd. Class A	177,460	614,490
Shaanxi Sirui Advanced Materials Co. Ltd. Class A	267,544	658,406
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	260,750	269,625
Shandong BoAn Biotechnology Co. Ltd. Class H (a)	549,000	896,842
Shandong Gold Mining Co. Ltd. Class A	1,205,180	6,650,353
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	580,900	4,829,016
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	36,600	136,645
Shandong Humon Smelting Co. Ltd. Class A	255,500	536,638
Shandong Linglong Tyre Co. Ltd. Class A	552,400	1,188,907
Shandong Pharmaceutical Glass Co. Ltd. Class A	217,664	655,368
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	2,396,800	1,789,806
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	546,092	1,189,122
Security Description	Shares	Value
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	298,540	$363,154
Shanghai Acrel Co. Ltd. Class A	34,200	118,616
Shanghai Aiko Solar Energy Co. Ltd. Class A (a)	194,200	450,392
Shanghai Anlogic Infotech Co. Ltd. Class A (a)	71,464	323,661
Shanghai Aohua Photoelectricity Endoscope Co. Ltd. Class A	16,282	118,287
Shanghai AtHub Co. Ltd. Class A	623,478	3,202,504
Shanghai Awinic Technology Co. Ltd. Class A	28,017	363,332
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	549,836	1,988,772
Shanghai Baolong Automotive Corp. Class A	40,500	253,771
Shanghai Baosight Software Co. Ltd. Class A	530,020	1,726,726
Shanghai Baosight Software Co. Ltd. Class B	2,806,156	3,159,732
Shanghai Baosteel Packaging Co. Ltd. Class A	198,300	137,163
Shanghai Belling Co. Ltd. Class A	270,100	1,404,047
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	13,944	300,854
Shanghai Bright Power Semiconductor Co. Ltd. Class A	23,196	376,967
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	4,101,720	2,748,152
Shanghai Cooltech Power Co. Ltd. Class A (a)	186,000	1,051,427
Shanghai Daimay Automotive Interior Co. Ltd. Class A	1,471,384	1,217,999
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	838,000	690,162
Shanghai Electric Group Co. Ltd. Class H (a)	12,132,077	6,361,996
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	540,774	708,650
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	332,400	1,391,646
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (b)	144,500	478,794
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	95,817	896,007
Shanghai Fudan Microelectronics Group Co. Ltd. Class H (b)	174,000	1,018,004
Shanghai Fullhan Microelectronics Co. Ltd. Class A	65,663	482,564
Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A (a)	25,500	93,415
Shanghai Gentech Co. Ltd. Class A	68,920	419,376

See accompanying notes to financial statements.
51

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Shanghai Geoharbour Construction Group Co. Ltd. Class A	29,900	$105,296
Shanghai Haohai Biological Technology Co. Ltd. Class A	21,829	159,137
Shanghai Haoyuan Chemexpress Co. Ltd. Class A	68,551	794,443
Shanghai Henlius Biotech, Inc. Class H (a) (c)	86,100	833,290
Shanghai Huafon Aluminium Corp. Class A	72,400	172,483
Shanghai Huayi Group Co. Ltd. Class B	466,300	264,392
Shanghai International Airport Co. Ltd. Class A	290,800	1,301,121
Shanghai International Port Group Co. Ltd. Class A	2,103,300	1,608,298
Shanghai Jinjiang International Hotels Co. Ltd. Class B	568,500	763,496
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,919,666	1,468,544
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	175,406	1,020,335
Shanghai Liangxin Electrical Co. Ltd. Class A	275,080	438,050
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	251,600	304,995
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,285,968	568,398
Shanghai M&G Stationery, Inc. Class A	287,481	1,106,379
Shanghai Medicilon, Inc. Class A (a)	23,666	230,570
Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	24,609	385,325
Shanghai MicroPort MedBot Group Co. Ltd. Class H (a)	148,500	550,834
Shanghai Moons' Electric Co. Ltd. Class A	226,316	2,687,570
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	586,100	1,476,064
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	588,800	929,318
Shanghai Pudong Development Bank Co. Ltd. Class A	2,183,400	3,645,433
Shanghai Putailai New Energy Technology Co. Ltd. Class A	202,520	878,570
Shanghai RAAS Blood Products Co. Ltd. Class A	854,300	801,873
Shanghai Runda Medical Technology Co. Ltd. Class A	315,300	707,804
Shanghai Sanyou Medical Co. Ltd. Class A	115,191	318,063
Security Description	Shares	Value
Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	49,100	$428,146
Shanghai Stonehill Technology Co. Ltd. Class A (a)	1,442,700	1,590,990
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	252,900	393,149
Shanghai Wanye Enterprises Co. Ltd. Class A	293,740	906,681
Shanghai Yaoji Technology Co. Ltd. Class A	70,900	276,641
Shanghai Yizhong Pharmaceutical Co. Ltd. Class A (a)	174,186	1,417,458
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	845,788	683,523
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	273,100	2,105,515
Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,177,300	1,222,328
Shannon Semiconductor Technology Co. Ltd. Class A	94,100	1,204,867
Shanxi Blue Flame Holding Co. Ltd. Class A	187,000	179,460
Shanxi Coking Coal Energy Group Co. Ltd. Class A	229,300	223,593
Shanxi Guoxin Energy Corp. Ltd. Class A (a)	465,360	189,999
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	524,600	1,048,111
Shanxi Meijin Energy Co. Ltd. Class A (a)	558,700	369,990
Shanxi Securities Co. Ltd. Class A	262,830	238,588
Shanxi Taigang Stainless Steel Co. Ltd. Class A (a)	555,800	311,923
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	118,520	3,226,151
Sharetronic Data Technology Co. Ltd. Class A	42,840	1,093,870
Shengda Resources Co. Ltd. Class A	270,500	1,003,454
Shenghe Resources Holding Co. Ltd. Class A	61,200	197,921
Shengyi Electronics Co. Ltd. Class A	216,834	2,388,174
Shengyi Technology Co. Ltd. Class A	600,700	4,552,826
Shennan Circuits Co. Ltd. Class A	30,758	934,901
Shenwan Hongyuan Group Co. Ltd. Class A	1,173,800	877,789
Shenyang Jinbei Automotive Co. Ltd. Class A (a)	689,700	470,290
Shenzhen Agricultural Power Group Co. Ltd. Class A	1,162,600	1,308,198

See accompanying notes to financial statements.
52

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Shenzhen Ampron Technology Co. Ltd. Class A	40,200	$936,105
Shenzhen Baoming Technology Co. Ltd. Class A (a)	18,000	142,057
Shenzhen BSC Technology Co. Ltd. Class A	22,330	121,591
Shenzhen Capchem Technology Co. Ltd. Class A	22,680	169,860
Shenzhen CECport Technologies Co. Ltd. Class A	80,700	250,567
Shenzhen Changhong Technology Co. Ltd. Class A	62,800	114,191
Shenzhen Click Technology Co. Ltd. Class A	79,700	188,979
Shenzhen Coship Electronics Co. Ltd. Class A (a)	781,200	1,703,265
Shenzhen Das Intellitech Co. Ltd. Class A	2,072,737	997,487
Shenzhen Desay Battery Technology Co. Class A	47,270	185,103
Shenzhen Dynanonic Co. Ltd. Class A (a)	24,360	158,278
Shenzhen Energy Group Co. Ltd. Class A	207,700	193,497
Shenzhen Envicool Technology Co. Ltd. Class A	386,799	4,340,459
Shenzhen Expressway Corp. Ltd. Class H (b)	4,877,732	4,620,442
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	876,400	2,719,921
Shenzhen Fortune Trend Technology Co. Ltd. Class A	26,007	589,221
Shenzhen FRD Science & Technology Co. Ltd. Class A	289,400	1,313,535
Shenzhen Gongjin Electronics Co. Ltd. Class A (a)	597,000	1,152,555
Shenzhen H&T Intelligent Control Co. Ltd. Class A	588,800	4,116,495
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	305,700	512,974
Shenzhen Honor Electronic Co. Ltd. Class A	15,400	465,626
Shenzhen Injoinic Technology Co. Ltd. Class A	218,443	701,847
Shenzhen Inovance Technology Co. Ltd. Class A	400,258	4,707,134
Shenzhen International Holdings Ltd.	1,768,218	1,774,945
Shenzhen Investment Ltd. (a) (b)	5,368,326	614,083
Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	187,700	262,560
Shenzhen Jinjia Group Co. Ltd. Class A (a)	543,100	345,943
Shenzhen Kaifa Technology Co. Ltd. Class A	312,500	1,221,957
Security Description	Shares	Value
Shenzhen Kangtai Biological Products Co. Ltd. Class A	59,840	$140,965
Shenzhen Kedali Industry Co. Ltd. Class A	33,300	914,332
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (a)	287,800	730,867
Shenzhen Kinwong Electronic Co. Ltd. Class A	21,420	189,244
Shenzhen Kstar Science & Technology Co. Ltd. Class A	68,500	396,830
Shenzhen Lifotronic Technology Co. Ltd. Class A	90,899	176,253
Shenzhen Longsys Electronics Co. Ltd. Class A	8,300	207,320
Shenzhen Manst Technology Co. Ltd. Class A (a)	26,640	241,193
Shenzhen Megmeet Electrical Co. Ltd. Class A	288,000	3,130,365
Shenzhen Microgate Technology Co. Ltd. Class A	212,000	381,323
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	60,722	2,093,160
Shenzhen Minglida Precision Technology Co. Ltd. Class A (a)	67,600	225,068
Shenzhen MTC Co. Ltd. Class A	3,060,300	2,842,437
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (a)	2,354,962	822,720
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	27,230	260,938
Shenzhen Qingyi Photomask Ltd. Class A	114,783	531,125
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	21,024	116,161
Shenzhen SC New Energy Technology Corp. Class A	116,401	1,644,907
Shenzhen SED Industry Co. Ltd. Class A	82,500	254,304
Shenzhen Sunlord Electronics Co. Ltd. Class A	273,400	1,348,703
Shenzhen Sunnypol Optoelectronics Co. Ltd. Class A	35,200	121,195
Shenzhen Tagen Group Co. Ltd. Class A	548,500	278,583
Shenzhen Techwinsemi Technology Co. Ltd. Class A	47,356	1,360,005
Shenzhen Topband Co. Ltd. Class A	229,400	503,705
Shenzhen Transsion Holdings Co. Ltd. Class A	97,688	1,291,103
Shenzhen TXD Technology Co. Ltd. Class A	51,200	104,377
Shenzhen United Winners Laser Co. Ltd. Class A	65,130	242,613

See accompanying notes to financial statements.
53

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Shenzhen Xinyichang Technology Co. Ltd. Class A	18,097	$189,923
Shenzhen YHLO Biotech Co. Ltd. Class A	63,241	129,101
Shenzhen Yinghe Technology Co. Ltd. Class A	67,000	324,218
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	34,400	132,196
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	54,600	1,050,648
Shenzhou International Group Holdings Ltd.	1,148,000	9,096,473
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (a)	585,200	1,874,473
Shijiazhuang Shangtai Technology Co. Ltd. Class A	34,800	408,720
Shoucheng Holdings Ltd. (b)	720,400	233,331
Shouyao Holdings Beijing Co. Ltd. Class A (a)	216,862	1,372,236
Shuangliang Eco-Energy Systems Co. Ltd. Class A (a)	206,302	175,117
SICC Co. Ltd. Class A (a)	35,730	411,872
Sichuan Gold Co. Ltd. Class A	47,100	183,116
Sichuan Hebang Biotechnology Co. Ltd. Class A	1,702,500	496,843
Sichuan Hongda Co. Ltd. Class A (a)	608,000	902,523
Sichuan Injet Electric Co. Ltd. Class A	24,500	178,334
Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	28,200	75,135
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	27,400	141,202
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H (a)	16,200	1,070,228
Sichuan New Energy Power Co. Ltd. Class A	59,900	88,160
Sichuan Swellfun Co. Ltd. Class A	21,800	132,469
Siglent Technologies Co. Ltd. Class A	39,181	207,191
Sihuan Pharmaceutical Holdings Group Ltd. (b)	1,734,000	358,817
Silergy Corp. (b)	245,820	2,080,896
Sineng Electric Co. Ltd. Class A	304,019	1,562,025
Sino Wealth Electronic Ltd. Class A	29,887	114,140
Sinocare, Inc. Class A	234,300	655,162
Sinocelltech Group Ltd. Class A (a)	67,590	529,158
Sinoma Science & Technology Co. Ltd. Class A	866,693	4,136,838
Sinomine Resource Group Co. Ltd. Class A	283,444	1,968,527
Sino-Ocean Group Holding Ltd. (a)	9,906,980	203,732
Security Description	Shares	Value
Sinopec Shanghai Petrochemical Co. Ltd. Class H	11,252,600	$1,966,934
Sinopharm Group Co. Ltd. Class H	2,394,400	5,644,092
Sino-Platinum Metals Co. Ltd. Class A	350,279	848,741
Sinotrans Ltd. Class H	8,709,024	5,451,255
Sinotruk Hong Kong Ltd.	110,500	326,086
Sinotruk Jinan Truck Co. Ltd. Class A	321,060	775,240
Sipai Health Technology Co. Ltd. (a) (b)	150,400	62,051
SITC International Holdings Co. Ltd.	2,469,000	9,507,383
Skshu Paint Co. Ltd. Class A	471,762	3,169,173
Skyworth Digital Co. Ltd. Class A	868,400	1,650,927
Smoore International Holdings Ltd. (b) (c)	2,744,000	6,217,768
Sohu.com Ltd. ADR (a)	17,680	276,338
SooChow Securities Co. Ltd. Class A	291,430	400,709
Southern Publishing & Media Co. Ltd. Class A	201,548	371,572
Southwest Securities Co. Ltd. Class A	1,188,700	792,200
StarPower Semiconductor Ltd. Class A	13,440	207,425
STO Express Co. Ltd. Class A	285,879	717,966
Sumavision Technologies Co. Ltd. Class A	186,300	153,433
Sun Art Retail Group Ltd.	2,427,500	583,444
Sunac China Holdings Ltd. (a) (b)	3,090,000	675,158
Sunac Services Holdings Ltd. (c)	315,000	66,398
Sungrow Power Supply Co. Ltd. Class A	373,834	8,495,894
Suning Universal Co. Ltd. Class A	776,500	284,348
Sunny Optical Technology Group Co. Ltd.	1,191,100	13,846,974
Sunresin New Materials Co. Ltd. Class A	47,700	386,156
Sunrise Group Co. Ltd. Class A	796,656	603,578
Sunshine Guojian Pharmaceutical Shanghai Co. Ltd. Class A	132,802	1,058,704
Sunshine Lake Pharma Co. Ltd. (a) (b)	19,507	124,357
Sunward Intelligent Equipment Co. Ltd. Class A	543,500	953,950
Sunwoda Electronic Co. Ltd. Class A	265,000	1,256,328
Suzhou Anjie Technology Co. Ltd. Class A	282,900	588,234
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	315,000	3,159,988

See accompanying notes to financial statements.
54

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Suzhou Everbright Photonics Co. Ltd. Class A (a)	38,363	$407,722
Suzhou Good-Ark Electronics Co. Ltd. Class A	234,081	350,757
Suzhou Hengmingda Electronic Technology Co. Ltd. Class A	37,500	254,862
Suzhou HYC Technology Co. Ltd. Class A (a)	57,666	255,587
Suzhou Maxwell Technologies Co. Ltd. Class A	20,704	288,596
Suzhou Novosense Microelectronics Co. Ltd. Class A (a)	35,106	985,001
Suzhou Oriental Semiconductor Co. Ltd. Class A	36,459	392,192
Suzhou Recodeal Interconnect System Co. Ltd. Class A	29,069	306,376
Suzhou Secote Precision Electronic Co. Ltd. Class A	61,320	407,802
Suzhou Shijing Environmental Technology Co. Ltd. Class A (a)	43,540	92,304
Suzhou SLAC Precision Equipment Co. Ltd. Class A (a)	697,200	1,603,265
Suzhou TFC Optical Communication Co. Ltd. Class A	74,088	1,744,250
Suzhou TZTEK Technology Co. Ltd. Class A	87,929	716,272
Suzhou Wanxiang Technology Co. Ltd. Class A (a)	98,700	210,074
Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A (a)	65,610	1,040,293
SVG Optronics Co. Ltd. Class A (a)	27,988	138,342
T&S Communications Co. Ltd. Class A	97,100	1,434,280
Taiji Computer Corp. Ltd. Class A	301,836	1,171,365
TAL Education Group ADR (a)	618,209	6,923,941
Talkweb Information System Co. Ltd. Class A (a)	98,300	498,437
Tangrenshen Group Co. Ltd. Class A (a)	562,800	379,022
Tayho Advanced Materials Group Co. Ltd. Class A	567,800	787,084
TBEA Co. Ltd. Class A	302,820	756,264
TCL Technology Group Corp. Class A	2,307,900	1,395,607
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (a)	667,925	848,096
Telling Telecommunication Holding Co. Ltd. Class A	51,300	69,097
Tencent Holdings Ltd.	8,293,194	706,697,293
Tencent Music Entertainment Group ADR	735,735	17,172,055
Security Description	Shares	Value
Three's Co. Media Group Co. Ltd. Class A	42,873	$184,728
Thunder Software Technology Co. Ltd. Class A	19,500	212,526
Tiangong International Co. Ltd. (b)	280,000	95,728
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (a)	23,800	73,096
Tianjin Capital Environmental Protection Group Co. Ltd. Class A	242,000	201,684
Tianli International Holdings Ltd. (b)	2,453,000	885,935
Tianma Microelectronics Co. Ltd. Class A (a)	257,000	357,696
Tianneng Power International Ltd. (b)	288,000	360,907
Tianqi Lithium Corp. Class A (a)	550,274	3,672,662
Tianshan Aluminum Group Co. Ltd. Class A	984,400	1,600,751
TianShan Material Co. Ltd. Class A (a)	255,600	215,887
Tianshui Huatian Technology Co. Ltd. Class A	322,400	532,855
Tianyu Digital Technology Dalian Group Co. Ltd. Class A (a)	214,000	211,076
Time Publishing & Media Co. Ltd. Class A	119,640	142,848
Tingyi Cayman Islands Holding Corp.	4,939,020	6,614,646
Titan Wind Energy Suzhou Co. Ltd. Class A	1,166,089	1,343,209
TKD Science & Technology Co. Ltd. Class A	50,660	111,308
Tofflon Science & Technology Group Co. Ltd. Class A	73,900	147,750
Tongcheng Travel Holdings Ltd.	1,060,000	3,133,515
TongFu Microelectronics Co. Ltd. Class A	683,044	3,849,633
Tongling Jingda Special Magnet Wire Co. Ltd. Class A	165,800	241,928
Tongwei Co. Ltd. Class A (a)	635,000	1,985,878
Top Energy Co. Ltd. Class A (a)	96,517	76,917
Topchoice Medical Corp. Class A	43,217	267,037
Topsec Technologies Group, Inc. Class A	542,600	745,300
Topsports International Holdings Ltd. (c)	2,353,000	955,668
Toread Holdings Group Co. Ltd. Class A	213,838	264,620
Transfar Zhilian Co. Ltd. Class A	233,200	206,128
TravelSky Technology Ltd. Class H	2,575,514	3,515,495
Trina Solar Co. Ltd. Class A (a)	227,086	553,425
Trip.com Group Ltd.	651,658	49,918,792
TRS Information Technology Corp. Ltd. Class A (a)	37,900	119,165

See accompanying notes to financial statements.
55

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Tsingtao Brewery Co. Ltd. Class A	331,844	$3,069,164
Tsingtao Brewery Co. Ltd. Class H	274,000	1,866,485
Tuya, Inc. ADR (b)	65,309	161,313
UBTech Robotics Corp. Ltd. Class H (a)	201,750	3,995,897
Unigroup Guoxin Microelectronics Co. Ltd. Class A	184,859	2,342,315
Uni-President China Holdings Ltd.	145,000	153,193
Unisplendour Corp. Ltd. Class A	322,376	1,365,057
Universal Scientific Industrial Shanghai Co. Ltd. Class A	295,100	905,497
Up Fintech Holding Ltd. ADR (a)	130,079	1,387,943
Valiant Co. Ltd. Class A	591,900	1,141,879
Vanchip Tianjin Technology Co. Ltd. Class A (a)	59,121	293,639
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	77,942	2,001,205
Victory Giant Technology Huizhou Co. Ltd. Class A	67,400	2,699,820
Vipshop Holdings Ltd. ADR	412,496	8,101,421
Visionox Technology, Inc. Class A (a)	231,700	298,752
Visual China Group Co. Ltd. Class A	299,800	860,609
Viva Biotech Holdings (a) (c)	3,030,500	1,028,292
Vnet Group, Inc. ADR (a) (b)	118,501	1,224,115
Walvax Biotechnology Co. Ltd. Class A	267,800	436,226
Wangneng Environment Co. Ltd. Class A	282,810	665,818
Wanhua Chemical Group Co. Ltd. Class A	303,200	2,832,317
Want Want China Holdings Ltd.	9,420,976	6,405,450
Wasu Media Holding Co. Ltd. Class A	548,300	617,736
Wcon Electronics Guangdong Co. Ltd. Class A	32,800	219,513
Weaver Network Technology Co. Ltd. Class A	23,800	191,171
Weichai Power Co. Ltd. Class A	3,157,788	6,211,548
Weichai Power Co. Ltd. Class H	2,653,000	4,756,741
Weimob, Inc. (a) (c)	2,698,000	981,356
Wellhope Foods Co. Ltd. Class A	539,200	603,701
Wencan Group Co. Ltd. Class A	49,500	154,041
Wens Foodstuff Group Co. Ltd. Class A	255,300	666,601
Wenzhou Yihua Connector Co. Ltd. Class A	33,100	223,890
WeRide, Inc. ADR (a) (b)	96,000	950,400
West China Cement Ltd.	5,534,000	2,340,093
Western Region Gold Co. Ltd. Class A	207,344	869,824
Western Superconducting Technologies Co. Ltd. Class A	34,156	311,925
Security Description	Shares	Value
Wetown Electric Group Co. Ltd. Class A	219,420	$1,539,271
Willfar Information Technology Co. Ltd. Class A	39,303	207,340
WINBO-Dongjian Automotive Technology Co. Ltd. Class A	104,300	168,726
Windey Energy Technology Group Co. Ltd. Class A	78,700	209,023
Wingtech Technology Co. Ltd. Class A (a)	253,172	1,651,014
Winning Health Technology Group Co. Ltd. Class A	327,800	423,122
Wolong Electric Group Co. Ltd. Class A	343,000	2,330,171
Wondershare Technology Group Co. Ltd. Class A (a)	22,514	244,838
Wuhan Dr. Laser Technology Corp. Ltd. Class A	33,689	344,623
Wuhan Guide Infrared Co. Ltd. Class A (a)	1,547,511	2,681,449
Wuhan Jingce Electronic Group Co. Ltd. Class A (a)	21,400	235,756
Wuliangye Yibin Co. Ltd. Class A	588,475	10,030,017
WUS Printed Circuit Kunshan Co. Ltd. Class A	332,150	3,423,838
WuXi AppTec Co. Ltd. Class A	611,499	9,611,672
WuXi AppTec Co. Ltd. Class H (b) (c)	364,000	5,553,288
Wuxi Autowell Technology Co. Ltd. Class A	54,888	385,742
Wuxi Biologics Cayman, Inc. (a) (c)	4,794,500	25,253,022
Wuxi Boton Technology Co. Ltd. Class A	33,900	117,052
Wuxi Chipown Micro-Electronics Ltd. Class A	43,305	433,998
Wuxi DK Electronic Materials Co. Ltd. Class A	31,500	306,011
Wuxi ETEK Microelectronics Co. Ltd. Class A	65,882	399,688
Wuxi Lead Intelligent Equipment Co. Ltd. Class A	192,500	1,680,466
Wuxi NCE Power Co. Ltd. Class A	58,212	294,433
Wuxi Taclink Optoelectronics Technology Co. Ltd. Class A	72,138	1,224,870
Wuxi Taiji Industry Ltd. Co. Class A	216,600	247,373
WuXi XDC Cayman, Inc. (a)	110,000	1,107,012
Wuxi Xinje Electric Co. Ltd. Class A	20,900	184,884
XD, Inc.	477,800	4,989,621
XGD, Inc. Class A	371,900	1,442,225
Xiamen Amoytop Biotech Co. Ltd. Class A	31,005	365,627
Xiamen C & D, Inc. Class A	218,500	314,534
Xiamen Changelight Co. Ltd. Class A	115,900	203,590

See accompanying notes to financial statements.
56

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Xiamen Faratronic Co. Ltd. Class A	16,312	$289,283
Xiamen Jihong Technology Co. Ltd. Class A	70,400	183,522
Xiamen Kingdomway Group Co. Class A	272,400	769,725
Xiamen Voke Mold & Plastic Engineering Co. Ltd. Class A	97,800	1,314,264
Xi'an Sinofuse Electric Co. Ltd. Class A	21,016	361,206
Xi'an Tian He Defense Technology Co. Ltd. Class A (a)	80,000	138,283
Xi'an Triangle Defense Co. Ltd. Class A	23,800	82,713
Xiangcai Co. Ltd. Class A (a)	66,400	122,787
Xiangtan Electrochemical Scientific Co. Ltd. Class A	65,800	140,326
Xiaomi Corp. Class B (a) (c)	22,064,800	153,141,124
Xilinmen Furniture Co. Ltd. Class A	279,100	689,977
Xingtong Shipping Co. Ltd. Class A	69,040	142,102
Xinhua Winshare Publishing & Media Co. Ltd. Class A	325,980	668,205
Xinhuanet Co. Ltd. Class A	325,380	902,083
Xinte Energy Co. Ltd. Class H (a) (b)	139,600	148,385
Xinxiang Richful Lube Additive Co. Ltd. Class A	27,550	204,864
Xinyi Glass Holdings Ltd. (b)	5,885,314	6,822,982
Xinyi Solar Holdings Ltd. (b)	6,246,876	2,761,973
Xinzhi Group Co. Ltd. Class A (a)	70,800	306,746
Xizang Zhufeng Resources Co. Ltd. Class A	53,900	101,789
Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	79,400	188,825
XPeng, Inc. Class A (a) (b)	1,445,430	17,305,255
XtalPi Holdings Ltd. (a) (b)	2,069,000	3,781,448
Xtep International Holdings Ltd.	1,589,858	1,193,354
Xuji Electric Co. Ltd. Class A	244,300	909,347
Yadea Group Holdings Ltd. (c)	649,204	1,157,326
Yangling Metron New Material, Inc. Class A	45,500	110,376
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class A	71,200	1,007,353
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class H (c)	143,500	872,760
Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	41,000	399,450
Yangzijiang Shipbuilding Holdings Ltd.	1,440,900	3,766,547
Yankuang Energy Group Co. Ltd. Class H (b)	5,053,386	6,611,931
Security Description	Shares	Value
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	863,412	$1,841,325
Yantai Eddie Precision Machinery Co. Ltd. Class A	603,529	1,562,296
Yatsen Holding Ltd. ADR (a)	60,712	550,051
Yeahka Ltd. (a) (b)	136,400	175,312
Yealink Network Technology Corp. Ltd. Class A	28,903	150,042
YGSOFT, Inc. Class A	2,109,177	1,855,451
Yidu Tech, Inc. (a) (b) (c)	539,800	457,904
Yifeng Pharmacy Chain Co. Ltd. Class A	103,695	358,628
Yihai International Holding Ltd. (b)	250,000	404,221
Yinbang Clad Material Co. Ltd. Class A	489,100	694,460
Yixintang Pharmaceutical Group Co. Ltd. Class A	33,900	66,208
Yizumi Holdings Co. Ltd. Class A	48,800	179,044
Yonfer Agricultural Technology Co. Ltd. Class A	626,000	1,226,986
YongXing Special Materials Technology Co. Ltd. Class A	26,650	144,927
Yonyou Network Technology Co. Ltd. Class A (a)	638,870	1,400,111
Yotrio Group Co. Ltd. Class A	1,728,430	892,418
Youngy Co. Ltd. Class A	17,200	94,912
Youzu Interactive Co. Ltd. Class A (a)	309,500	503,284
YTO Express Group Co. Ltd. Class A	901,400	2,320,719
Yuexiu Property Co. Ltd.	3,742,600	2,506,162
Yum China Holdings, Inc.	572,523	24,572,687
YUNDA Holding Group Co. Ltd. Class A	1,224,488	1,274,757
Yuneng Technology Co. Ltd. Class A	17,559	147,200
Yunnan Aluminium Co. Ltd. Class A	668,900	1,933,291
Yunnan Baiyao Group Co. Ltd. Class A	37,100	295,399
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	10,600	67,044
Yunnan Energy New Material Co. Ltd. Class A (a)	36,683	240,354
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	628,700	2,549,237
Yunnan Tin Co. Ltd. Class A	54,400	176,616
Yunnan Yuntianhua Co. Ltd. Class A	53,700	201,919
Yusys Technologies Co. Ltd. Class A	28,320	100,209
Yutong Heavy Industries Co. Ltd. Class A	182,900	297,674
Zai Lab Ltd. (a) (b)	1,031,390	3,536,770
Zangge Mining Co. Ltd. Class A	63,200	517,223

See accompanying notes to financial statements.
57

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	15,400	$425,199
Zhaojin Mining Industry Co. Ltd. Class H	1,183,500	4,755,052
Zhefu Holding Group Co. Ltd. Class A	2,413,700	1,371,536
Zhejiang Akcome New Energy Technology Co. Ltd. (a)	599,000	31,095
Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	517,926	947,576
Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	99,764	142,772
Zhejiang Cfmoto Power Co. Ltd. Class A	15,224	572,977
Zhejiang China Commodities City Group Co. Ltd. Class A	183,900	478,624
Zhejiang Chint Electrics Co. Ltd. Class A	230,900	994,884
Zhejiang Communications Technology Co. Ltd. Class A	785,240	457,214
Zhejiang Crystal-Optech Co. Ltd. Class A	597,900	2,217,986
Zhejiang Dahua Technology Co. Ltd. Class A	607,007	1,716,080
Zhejiang Daily Digital Culture Group Co. Ltd. Class A	78,900	160,404
Zhejiang Dingli Machinery Co. Ltd. Class A	108,100	813,245
Zhejiang Expressway Co. Ltd. Class H	5,829,940	5,387,547
Zhejiang Gongdong Medical Technology Co. Ltd. Class A	41,356	110,188
Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	288,650	392,027
Zhejiang HangKe Technology, Inc. Co. Class A	125,171	642,416
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (a)	290,600	231,586
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	32,100	95,434
Zhejiang Huayou Cobalt Co. Ltd. Class A	221,500	2,047,991
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	257,400	304,081
Zhejiang Jinggong Integration Technology Co. Ltd. Class A	78,200	242,366
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	293,000	1,870,869
Zhejiang Jingu Co. Ltd. Class A	598,500	1,038,730
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	294,820	857,069
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (a)	1,786,800	1,213,361
Zhejiang Juhua Co. Ltd. Class A	589,300	3,308,064
Zhejiang Lante Optics Co. Ltd. Class A	102,477	466,275
Security Description	Shares	Value
Zhejiang Leapmotor Technology Co. Ltd. Class H (a) (c)	57,700	$492,056
Zhejiang Meida Industrial Co. Ltd. Class A	261,900	268,977
Zhejiang Narada Power Source Co. Ltd. Class A (a)	218,200	630,960
Zhejiang NHU Co. Ltd. Class A	650,888	2,176,202
Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	817,221	720,059
Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	221,700	228,935
Zhejiang Rongtai Electric Material Co. Ltd. Class A	105,500	1,666,413
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	333,742	2,267,745
Zhejiang Semir Garment Co. Ltd. Class A	225,900	178,757
Zhejiang Shibao Co. Ltd. Class A	182,200	359,165
Zhejiang Songyuan Automotive Safety Systems Co. Ltd. Class A	273,440	1,530,748
Zhejiang Sunoren Solar Technology Co. Ltd.	243,200	315,627
Zhejiang Sunriver Culture Tourism Co. Ltd. Class A (a)	376,100	407,370
Zhejiang Supor Co. Ltd. Class A	24,277	162,644
Zhejiang Tiantie Science & Technology Co. Ltd. Class A	220,300	272,616
Zhejiang Weiming Environment Protection Co. Ltd. Class A	629,341	1,741,253
Zhejiang Weixing New Building Materials Co. Ltd. Class A	264,100	369,430
Zhejiang XCC Group Co. Ltd. Class A	74,800	484,331
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	294,800	405,343
Zhejiang Yasha Decoration Co. Ltd. Class A	1,818,825	969,713
Zhejiang Yinlun Machinery Co. Ltd. Class A	92,400	536,193
Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	53,200	138,833
Zhejiang Yonghe Refrigerant Co. Ltd. Class A	38,500	153,300
Zhejiang Yongtai Technology Co. Ltd. Class A (a)	311,460	762,984
Zhengzhou GL Tech Co. Ltd. Class A	74,400	191,757
Zheshang Securities Co. Ltd. Class A	812,200	1,313,897
Zhihu, Inc. ADR (a)	75,087	380,691
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b) (c)	583,100	1,318,278
Zhongji Innolight Co. Ltd. Class A	100,180	5,673,971

See accompanying notes to financial statements.
58

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Zhongsheng Group Holdings Ltd.	193,000	$361,670
Zhuhai Zhumian Group Co. Ltd. Class A (a)	569,000	476,602
Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,239,425	6,818,080
Zhuzhou Smelter Group Co. Ltd. Class A (a)	730,200	1,662,759
Zijin Mining Group Co. Ltd. Class A	1,204,600	4,975,647
Zijin Mining Group Co. Ltd. Class H (b)	11,080,431	46,427,182
ZJAMP Group Co. Ltd. Class A	65,400	81,573
Zkteco Co. Ltd. Class A	42,240	194,387
ZMJ Group Co. Ltd. Class H	123,800	373,290
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	3,472,700	3,902,731
ZTE Corp. Class H (b)	2,254,345	10,286,007
ZTO Express Cayman, Inc. ADR (b)	646,389	12,410,669
ZWSOFT Co. Ltd. Guangzhou Class A	14,879	158,552
		4,960,001,257
COLOMBIA — 0.2%
Bancolombia SA ADR (a)	2,520	130,889
Cementos Argos SA	370,619	1,003,203
Corp. Financiera Colombiana SA (a)	178,661	792,930
Ecopetrol SA	4,552,911	2,081,121
Grupo Argos SA	5,630	25,504
Grupo Cibest SA	438,984	6,782,022
Grupo Cibest SA ADR	158,291	8,221,634
Grupo de Inversiones Suramericana SA	66	735
Grupo de Inversiones Suramericana SA Preference Shares	175,722	1,592,977
Interconexion Electrica SA ESP	681,584	4,065,812
Procaps Group SA (a)	150	171
		24,696,998
CZECH REPUBLIC — 0.2%
CEZ AS	365,359	22,710,203
Komercni Banka AS	237,763	11,931,155
		34,641,358
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	3,621,002	7,643,076
EFG Holding SAE (a)	3,409,880	1,909,105
U Consumer Finance (a)	1,016,960	161,949
		9,714,130
GREECE — 0.6%
Alpha Bank SA	1,425,670	6,054,035
Danaos Corp. (b)	8,144	731,412
Eurobank Ergasias Services & Holdings SA Class A	5,847,830	22,551,275
Security Description	Shares	Value
FF Group (a) (d)	5,627	$—
GEK Terna SA	75,953	1,993,728
Hellenic Exchanges - Athens Stock Exchange SA	405,481	3,163,562
Hellenic Telecommunications Organization SA	336,387	6,371,505
Jumbo SA	137,861	4,733,250
LAMDA Development SA (a)	35,182	320,789
MIG Holdings SA (a)	1,004	4,719
National Bank of Greece SA	589,245	8,561,065
OPAP SA	520,228	12,145,891
Piraeus Financial Holdings SA	1,014,333	8,597,941
Public Power Corp. SA	282,156	4,648,096
Sarantis SA	42,794	651,667
Star Bulk Carriers Corp.	95,673	1,778,561
Tsakos Energy Navigation Ltd.	42,250	938,795
		83,246,291
HONG KONG — 0.4%
C Fiber Optic (a) (d)	88,800	—
China Common Rich Renewable Energy Investments Ltd. (a) (d)	856,000	—
China Huishan Dairy Holdings Co. Ltd. (a) (d)	310,600	—
China Huiyuan Juice Group Ltd. (a) (d)	188,500	—
Chong Sing Holdings FinTech Group Ltd. (a) (d)	2,281,618	—
Citychamp Watch & Jewellery Group Ltd. (a)	4,894,000	132,722
Damai Entertainment Holdings Ltd. (a) (b)	26,262,400	3,611,738
Digital China Holdings Ltd. (b)	2,908,000	1,207,244
Fortior Technology Shenzhen Co. Ltd. Class A	34,010	1,160,579
Guotai Junan International Holdings Ltd. (b)	2,348,000	1,355,010
Gushengtang Holdings Ltd.	57,000	226,670
Huabao International Holdings Ltd. (b)	2,111,651	1,085,626
Imperial Pacific Ltd. (a) (d)	1,043,500	—
Kingboard Laminates Holdings Ltd.	1,495,000	2,369,203
MH Development NPV (a) (d)	10,600	—
National Agricultural Holdings Ltd. (a) (b) (d)	72,000	—
Nine Dragons Paper Holdings Ltd. (a)	3,805,735	2,685,400
Orient Overseas International Ltd.	72,000	1,168,783
Ozner Water International Holding Ltd. (a) (d)	738,000	—
Sino Biopharmaceutical Ltd.	18,681,000	19,544,412
Skyworth Group Ltd. (a) (b)	867,005	512,599
SSY Group Ltd. (b)	199,740	74,963
Tech-Pro, Inc. (a) (b) (d)	484,000	—

See accompanying notes to financial statements.
59

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Time Interconnect Technology Ltd.	1,088,000	$2,182,880
United Energy Group Ltd. (b)	10,150,000	691,417
United Laboratories International Holdings Ltd. (b)	168,000	324,323
Untrade Real Nutri (a) (d)	199,000	—
Untrade Yincheng International (a) (d)	96,000	—
Untrade.Chi Ocean Ind (a) (d)	57,625	231
Untrade.China Dili (a) (b) (d)	2,637,100	111,851
WH Group Ltd. (c)	11,622,721	12,593,123
		51,038,774
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	1,058,100	8,610,797
OTP Bank Nyrt	345,726	29,918,324
Richter Gedeon Nyrt	227,801	6,946,747
		45,475,868
INDIA — 18.7%
360 ONE WAM Ltd.	57,286	660,679
Aarti Drugs Ltd.	14,881	81,537
Aarti Industries Ltd.	221,626	935,790
Aarti Pharmalabs Ltd.	40,509	377,607
ABB India Ltd.	40,370	2,356,715
Action Construction Equipment Ltd.	31,941	385,859
Adani Energy Solutions Ltd. (a)	419,969	4,125,725
Adani Enterprises Ltd.	443,214	12,508,904
Adani Green Energy Ltd. (a)	581,364	6,723,528
Adani Ports & Special Economic Zone Ltd.	1,213,740	19,185,810
Adani Power Ltd. (a)	7,650,680	12,464,089
Adani Total Gas Ltd.	394,398	2,777,571
Aditya Birla Capital Ltd. GDR (a)	278	917
Aditya Birla Fashion & Retail Ltd. (a)	468,959	446,254
Aditya Birla Lifestyle Brands Ltd. (a)	436,760	653,796
Advent Hotels International Pvt Ltd. (a)	9,610	28,433
Aegis Logistics Ltd.	80,633	695,412
Affle 3i Ltd. (a)	34,480	756,365
AGI Greenpac Ltd.	37,904	360,475
AIA Engineering Ltd.	39,301	1,351,497
Ajanta Pharma Ltd.	14,783	400,640
Alembic Pharmaceuticals Ltd.	34,197	347,155
Alkem Laboratories Ltd.	11,327	692,081
Alok Industries Ltd. (a)	4,011,819	782,585
Ambuja Cements Ltd.	707,153	4,539,335
Anant Raj Ltd.	1,688,475	13,276,556
Angel One Ltd.	64,797	1,556,274
Anup Engineering Ltd.	14,407	380,844
Apar Industries Ltd.	24,090	2,221,010
Apcotex Industries Ltd.	58,385	260,826
APL Apollo Tubes Ltd.	261,671	4,969,137
Apollo Hospitals Enterprise Ltd.	226,510	18,901,185
Security Description	Shares	Value
Apollo Micro Systems Ltd.	559,399	$2,054,540
Aptus Value Housing Finance India Ltd.	150,304	541,281
Asahi India Glass Ltd.	89,302	860,646
Ashapura Minechem Ltd.	343,633	2,519,521
Ashok Leyland Ltd.	3,506,528	5,634,456
Asian Paints Ltd.	622,730	16,481,992
Astra Microwave Products Ltd.	79,051	875,992
Astral Ltd.	96,026	1,477,776
AstraZeneca Pharma India Ltd.	85,234	8,740,952
Atul Ltd.	17,597	1,200,830
AU Small Finance Bank Ltd. (c)	433,573	3,571,571
AurionPro Solutions Ltd.	24,044	308,712
Aurobindo Pharma Ltd.	738,158	9,011,158
Avalon Technologies Ltd. (a) (c)	24,998	284,121
Avantel Ltd.	497,512	976,939
Avanti Feeds Ltd.	49,252	355,458
Avenue Supermarts Ltd. (a) (c)	229,059	11,545,727
AWL Agri Business Ltd. (a)	191,525	564,186
Axis Bank Ltd.	3,613,966	46,059,483
Bajaj Auto Ltd.	122,630	11,986,253
Bajaj Finance Ltd.	4,316,887	48,566,270
Bajaj Finserv Ltd.	669,810	15,136,003
Bajaj Hindusthan Sugar Ltd. (a)	2,811,117	626,566
Bajaj Holdings & Investment Ltd.	37,009	5,104,805
Balkrishna Industries Ltd.	107,441	2,776,879
Balrampur Chini Mills Ltd.	970,584	4,980,886
Bandhan Bank Ltd. (c)	1,690,096	3,087,671
BASF India Ltd.	17,643	873,717
Bata India Ltd.	11,366	149,134
Bayer CropScience Ltd.	17,616	954,420
Berger Paints India Ltd.	298,844	1,734,053
Bharat Dynamics Ltd.	76,396	1,284,786
Bharat Electronics Ltd.	4,921,687	22,391,524
Bharat Forge Ltd.	292,708	3,996,894
Bharat Heavy Electricals Ltd.	3,540,575	9,508,526
Bharat Petroleum Corp. Ltd.	1,783,357	6,822,004
Bharti Airtel Ltd.	4,233,148	89,555,774
Biocon Ltd.	974,987	3,744,512
Birlasoft Ltd.	446,186	1,773,663
Blue Jet Healthcare Ltd.	125,628	891,605
Bombay Dyeing & Manufacturing Co. Ltd.	213,131	396,719
Borosil Renewables Ltd. (a)	48,977	316,102
Bosch Ltd.	3,248	1,395,390
Britannia Industries Ltd.	299,869	20,233,590
Camlin Fine Sciences Ltd. (a)	116,985	257,215
Can Fin Homes Ltd.	205,730	1,768,390
Caplin Point Laboratories Ltd.	161,721	3,581,080
Carborundum Universal Ltd.	13,566	141,277
Care Ratings Ltd.	40,445	694,530
Cartrade Tech Ltd. (a)	89,356	2,465,753
Carysil Ltd.	41,454	393,326
Castrol India Ltd.	511,490	1,150,077
Ceat Ltd.	19,476	742,156
Central Bank of India Ltd.	656,587	279,381

See accompanying notes to financial statements.
60

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
CG Power & Industrial Solutions Ltd.	1,032,076	$8,612,766
Chalet Hotels Ltd. (a)	136,564	1,463,020
Chambal Fertilisers & Chemicals Ltd.	122,493	704,631
Chennai Petroleum Corp. Ltd.	86,939	742,013
Cholamandalam Investment & Finance Co. Ltd.	576,437	10,457,684
CIE Automotive India Ltd.	20,025	90,857
Cipla Ltd.	1,068,952	18,098,639
City Union Bank Ltd.	144,499	347,834
Coal India Ltd.	2,275,969	9,995,795
Coforge Ltd.	308,209	5,522,778
Cohance Lifesciences Ltd. (a)	685,972	6,791,829
Colgate-Palmolive India Ltd.	113,234	2,834,269
Computer Age Management Services Ltd.	2,672	113,111
Container Corp. of India Ltd.	216,016	1,279,230
CORE Education & Technologies Ltd. (a) (d)	9,253	—
Coromandel International Ltd.	114,946	2,910,781
Craftsman Automation Ltd.	2,366	181,030
CreditAccess Grameen Ltd. (a)	74,435	1,134,439
CRISIL Ltd.	23,747	1,186,591
Crompton Greaves Consumer Electricals Ltd.	501,291	1,644,646
Cummins India Ltd.	55,590	2,458,354
Cupid Ltd. (a)	421,941	1,021,531
Cyient Ltd.	45,663	589,477
Dabur India Ltd.	885,165	4,897,935
Dalmia Bharat Ltd.	30,583	767,152
Data Patterns India Ltd.	34,402	987,788
DCB Bank Ltd.	2,780,404	3,968,841
DCM Shriram Ltd.	49,367	638,238
Deepak Fertilisers & Petrochemicals Corp. Ltd.	70,645	1,194,991
Deepak Nitrite Ltd.	200,766	4,149,464
Delhivery Ltd. (a)	231,507	1,173,456
Dhani Services Ltd. (a)	432,513	298,998
Diamond Power Infrastructure Ltd. (a)	574,713	966,456
Dilip Buildcon Ltd. (c)	22,822	121,501
Dish TV India Ltd. (a)	2,826,943	154,419
Dishman Carbogen Amcis Ltd. (a)	202,154	627,485
Divi's Laboratories Ltd.	183,818	11,778,885
Dixon Technologies India Ltd.	57,935	10,650,168
DLF Ltd.	583,830	4,688,328
Dr. Lal PathLabs Ltd. (c)	42,590	1,495,684
Dr. Reddy's Laboratories Ltd. ADR (b)	1,333,255	18,638,905
Dynamatic Technologies Ltd.	3,529	272,141
Easy Trip Planners Ltd. (a)	2,233,350	201,480
Edelweiss Financial Services Ltd.	806,064	974,844
Eicher Motors Ltd.	178,501	14,083,865
EID Parry India Ltd. (a)	81,873	945,624
Security Description	Shares	Value
Elecon Engineering Co. Ltd.	160,286	$1,025,202
Elgi Equipments Ltd.	295,308	1,603,779
Emami Ltd.	92,614	561,439
Embassy Developments Ltd. (a)	736,970	765,533
Embassy Office Parks REIT	304,019	1,444,718
eMudhra Ltd.	32,746	252,062
Endurance Technologies Ltd. (c)	19,757	610,898
Enviro Infra Engineers Ltd. (a)	335,571	918,855
Epigral Ltd.	15,345	292,266
EPL Ltd.	154,231	357,694
Equitas Small Finance Bank Ltd. (a) (c)	221,686	142,766
Era Infra Engineering Ltd. (a) (d)	2,941	—
Escorts Kubota Ltd.	82,891	3,217,661
Eternal Ltd. (a)	7,382,673	27,064,916
Eureka Forbes Ltd. (a)	45,040	289,119
Exide Industries Ltd.	168,831	743,008
FDC Ltd.	361,499	1,800,803
Federal Bank Ltd.	828,372	1,799,978
Fertilisers & Chemicals Travancore Ltd.	51,145	514,337
FIEM Industries Ltd.	12,880	276,636
Fine Organic Industries Ltd.	14,742	741,610
Finolex Cables Ltd.	28,100	258,708
Finolex Industries Ltd.	188,339	424,453
Firstsource Solutions Ltd.	55,050	203,860
Force Motors Ltd.	2,862	541,367
Fortis Healthcare Ltd.	1,049,799	11,466,487
FSN E-Commerce Ventures Ltd. (a)	708,405	1,854,054
Gabriel India Ltd.	80,977	1,077,459
GAIL India Ltd.	6,667,311	13,237,941
Gammon India Ltd. (a) (d)	139,302	—
Garden Reach Shipbuilders & Engineers Ltd.	72,236	2,057,604
Gateway Distriparks Ltd.	2,526,152	1,743,493
GE Vernova T&D India Ltd.	61,664	2,056,074
Genus Power Infrastructures Ltd.	69,418	242,407
Gitanjali Gems Ltd. (a) (d)	3,573	—
Gland Pharma Ltd. (c)	21,589	484,258
Glenmark Pharmaceuticals Ltd.	172,204	3,787,222
GMM Pfaudler Ltd.	12,719	151,802
Godawari Power & Ispat Ltd.	361,657	997,127
Godfrey Phillips India Ltd.	70,479	2,686,162
Godrej Consumer Products Ltd.	391,087	5,139,834
Godrej Industries Ltd. (a)	1,065,788	14,424,772
Godrej Properties Ltd. (a)	64,444	1,428,980
Gokaldas Exports Ltd. (a)	94,648	767,460
Goodluck India Ltd.	79,555	1,138,641
Granules India Ltd.	801,586	4,667,483
Graphite India Ltd.	169,997	1,063,477
Grasim Industries Ltd.	476,980	14,810,279
Gravita India Ltd.	15,309	270,666
Great Eastern Shipping Co. Ltd.	15,488	173,346
Grindwell Norton Ltd.	22,841	408,566
Gujarat Ambuja Exports Ltd.	93,132	111,038

See accompanying notes to financial statements.
61

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Gujarat Fluorochemicals Ltd.	41,768	$1,744,223
Gujarat Gas Ltd.	276,564	1,337,986
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	56,234	310,973
Gujarat NRE Coke Ltd. (a) (d)	25,505	—
Gujarat State Petronet Ltd.	198,502	692,050
Happiest Minds Technologies Ltd.	30,823	184,284
Havells India Ltd.	391,898	6,629,565
HBL Engineering Ltd.	79,175	725,506
HCL Technologies Ltd.	2,018,346	31,486,095
HDFC Asset Management Co. Ltd. (c)	21,097	1,314,571
HDFC Bank Ltd.	15,361,197	164,530,961
HDFC Life Insurance Co. Ltd. (c)	1,232,798	10,503,020
HEG Ltd.	231,302	1,315,306
Hemisphere Properties India Ltd. (a)	255,978	480,913
Hero MotoCorp Ltd.	341,953	21,076,294
HFCL Ltd.	1,114,327	914,667
Himadri Speciality Chemical Ltd.	649,105	3,220,714
Hindalco Industries Ltd.	2,047,759	17,573,059
Hindustan Aeronautics Ltd.	118,275	6,322,786
Hindustan Construction Co. Ltd. (a)	7,783,886	2,374,912
Hindustan Oil Exploration Co. Ltd. (a)	183,247	351,474
Hindustan Petroleum Corp. Ltd.	816,829	4,079,143
Hindustan Unilever Ltd.	1,483,577	42,013,273
Hindustan Zinc Ltd.	48,935	265,897
Hindware Home Innovation Ltd. (a)	59,531	221,392
Hitachi Energy India Ltd.	15,458	3,133,949
Hle Glascoat Ltd.	8,490	42,938
Honeywell Automation India Ltd.	2,536	1,030,952
ICICI Bank Ltd.	86,207	1,308,804
ICICI Bank Ltd. ADR	3,861,996	116,748,139
ICICI Lombard General Insurance Co. Ltd. (c)	312,508	6,651,492
ICICI Prudential Life Insurance Co. Ltd. (c)	337,661	2,263,528
IDFC First Bank Ltd.	2,867,776	2,253,492
IFB Industries Ltd. (a)	17,648	332,154
IFCI Ltd. (a)	2,206,704	1,343,327
IIFL Capital Services Ltd.	81,135	255,726
IIFL Finance Ltd. (a)	157,922	803,761
India Cements Ltd. (a)	81,926	354,319
Indiabulls Enterprises Ltd. (a)	29,442	6,433
IndiaMart InterMesh Ltd. (c)	16,374	434,556
Indian Energy Exchange Ltd. (c)	607,070	951,675
Indian Hotels Co. Ltd.	2,039,445	16,545,027
Indian Oil Corp. Ltd.	4,114,927	6,942,038
Indian Overseas Bank (a)	640,626	285,288
Indian Railway Catering & Tourism Corp. Ltd.	152,327	1,201,614
Indian Railway Finance Corp. Ltd. (c)	1,692,333	2,354,128
Security Description	Shares	Value
Indo Count Industries Ltd.	73,644	$224,170
Indraprastha Gas Ltd.	894,173	2,100,163
Indus Towers Ltd. (a)	1,308,328	5,052,731
IndusInd Bank Ltd. (a)	577,815	4,786,776
Infibeam Avenues Ltd. (a)	4,121,866	751,129
Info Edge India Ltd.	578,641	8,532,778
Infosys Ltd. ADR (b)	4,983,382	81,079,625
Inox Wind Ltd. (a)	1,341,406	2,118,723
Intellect Design Arena Ltd.	222,862	2,446,271
InterGlobe Aviation Ltd. (c)	128,007	8,065,607
IOL Chemicals & Pharmaceuticals Ltd.	79,247	91,735
ION Exchange India Ltd.	79,236	360,266
Ipca Laboratories Ltd.	168,421	2,539,913
IRB Infrastructure Developers Ltd.	817,744	379,360
ITC Hotels Ltd. (a)	324,938	831,734
ITC Ltd.	3,612,510	16,337,694
IVRCL Ltd. (a) (d)	5,304,684	—
Jain Irrigation Systems Ltd. (a)	986,311	583,752
Jaiprakash Power Ventures Ltd. (a)	15,953,125	3,131,736
Jammu & Kashmir Bank Ltd.	130,396	154,248
JB Chemicals & Pharmaceuticals Ltd.	52,454	1,010,045
JBM Auto Ltd.	68,714	518,709
Jet Airways India Ltd. (a)	8,634	3,322
Jindal Saw Ltd.	588,563	1,344,454
Jindal Stainless Ltd.	375,801	3,122,549
Jindal Steel Ltd.	457,840	5,485,237
Jio Financial Services Ltd.	3,962,697	13,085,698
JK Cement Ltd.	15,032	1,066,595
JK Paper Ltd.	56,636	245,900
JK Tyre & Industries Ltd.	142,281	573,122
JM Financial Ltd.	229,959	413,616
Johnson Controls-Hitachi Air Conditioning India Ltd.	5,216	101,772
JSW Energy Ltd.	733,598	4,386,034
JSW Steel Ltd.	1,236,458	15,913,058
JTEKT India Ltd.	74,427	136,777
JTL Industries Ltd.	354,776	272,269
Jubilant Foodworks Ltd.	738,132	5,132,663
Jubilant Ingrevia Ltd.	110,563	796,142
Jubilant Pharmova Ltd.	120,884	1,469,580
Jupiter Wagons Ltd.	193,523	731,361
Just Dial Ltd. (a)	63,139	589,656
Kalyan Jewellers India Ltd.	218,196	1,116,430
Kaynes Technology India Ltd. (a)	38,520	3,059,431
KEI Industries Ltd.	226,985	10,385,113
Kfin Technologies Ltd.	78,493	929,747
Kirloskar Brothers Ltd.	34,690	753,939
Kirloskar Ferrous Industries Ltd.	45,590	274,037
Kirloskar Industries Ltd.	2,886	127,709
Kirloskar Oil Engines Ltd.	45,703	472,942
Kotak Mahindra Bank Ltd.	1,706,070	38,289,600
KPI Green Energy Ltd. (c)	191,068	943,518

See accompanying notes to financial statements.
62

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
KPIT Technologies Ltd.	371,981	$4,598,821
KRN Heat Exchanger & Refrigeration Ltd. (a)	100,402	950,378
L&T Finance Ltd.	142,576	400,291
L&T Technology Services Ltd. (c)	36,801	1,705,122
Lanco Infratech Ltd. (a) (d)	15,749,074	—
Larsen & Toubro Ltd. GDR	1,488,387	61,619,222
Laurus Labs Ltd. (c)	338,613	3,210,366
Le Travenues Technology Ltd. (a)	418,831	1,250,992
Lemon Tree Hotels Ltd. (a) (c)	636,254	1,191,766
LIC Housing Finance Ltd.	713,783	4,542,100
Linde India Ltd.	59,062	4,154,487
Lloyds Engineering Works Ltd.	914,186	597,385
Lloyds Metals & Energy Ltd.	168,275	2,321,655
Lodha Developers Ltd. (c)	169,493	2,168,182
LTIMindtree Ltd. (c)	119,655	6,950,438
Lumax Auto Technologies Ltd.	93,150	1,311,189
Lupin Ltd.	386,343	8,316,565
LUX Industries Ltd.	101,821	1,468,335
Magellanic Cloud Ltd.	127,493	110,580
Mahanagar Gas Ltd.	11,397	166,240
Mahindra & Mahindra Financial Services Ltd.	1,234,275	3,827,015
Mahindra & Mahindra Ltd. GDR	1,911,974	73,419,802
Maithan Alloys Ltd.	21,025	260,288
MakeMyTrip Ltd. (a) (b)	72,033	6,742,289
Manappuram Finance Ltd.	687,184	2,173,263
Mangalore Refinery & Petrochemicals Ltd. (a)	351,234	525,296
Manpasand Beverages Ltd. (a) (d)	64,129	—
Marico Ltd.	469,945	3,691,229
Marksans Pharma Ltd.	2,989,195	5,556,298
Maruti Suzuki India Ltd.	237,287	42,837,334
Max Financial Services Ltd. (a)	273,644	4,856,872
Max Healthcare Institute Ltd.	788,621	9,900,757
Mazagon Dock Shipbuilders Ltd.	132,935	4,134,533
Metropolis Healthcare Ltd. (a) (c)	26,844	615,555
Minda Corp. Ltd.	107,643	690,372
Morepen Laboratories Ltd.	905,818	488,163
Moschip Technologies Ltd. (a)	591,543	1,607,695
Motherson Sumi Wiring India Ltd.	3,265,764	1,681,272
Mphasis Ltd.	55,036	1,645,587
MRF Ltd.	6,076	9,978,768
Multi Commodity Exchange of India Ltd.	89,740	7,879,523
Muthoot Finance Ltd.	141,535	4,905,096
Natco Pharma Ltd.	6,669	59,754
National Aluminium Co. Ltd.	1,586,836	3,822,293
Navin Fluorine International Ltd.	73,208	3,810,514
Nazara Technologies Ltd. (a)	209,788	601,563
NCC Ltd.	642,353	1,501,763
Nestle India Ltd.	964,491	12,523,678
Netweb Technologies India Ltd.	70,888	2,912,924
Security Description	Shares	Value
Network18 Media & Investments Ltd. (a)	734,207	$425,447
Neuland Laboratories Ltd.	6,140	1,009,978
NHPC Ltd.	767,475	746,136
NIIT Learning Systems Ltd.	177,720	656,626
NIIT Ltd.	172,124	204,520
Nippon Life India Asset Management Ltd. (c)	209,050	2,044,500
NMDC Ltd.	2,386,486	2,052,154
NMDC Steel Ltd. (a)	610,267	308,334
NTPC Ltd.	5,655,253	21,684,401
Nuvama Wealth Management Ltd.	7,843	556,941
Oberoi Realty Ltd.	78,252	1,394,349
Oil & Natural Gas Corp. Ltd.	8,004,242	21,590,753
Oil India Ltd.	636,943	2,968,473
Olectra Greentech Ltd.	39,456	690,079
One 97 Communications Ltd. (a)	423,954	5,365,990
Onesource Specialty Pharma Ltd. (a)	140,233	2,906,729
Opto Circuits India Ltd. (a)	3,157,839	64,018
Orient Electric Ltd.	195,436	431,510
Orissa Minerals Development Co. Ltd. (a)	17,400	914,850
Page Industries Ltd.	9,109	4,173,948
Paisalo Digital Ltd.	862,593	368,980
Paradeep Phosphates Ltd. (c)	960,566	2,120,653
Patanjali Foods Ltd.	318,683	2,066,677
Patel Engineering Ltd. (a)	205,759	85,628
PB Fintech Ltd. (a)	299,215	5,735,681
PCBL Chemical Ltd.	379,997	1,598,929
Persistent Systems Ltd.	89,707	4,872,374
Petronet LNG Ltd.	1,170,462	3,675,295
Pfizer Ltd.	36,369	2,062,810
PG Electroplast Ltd.	438,313	2,479,645
Phoenix Mills Ltd.	136,028	2,383,090
PI Industries Ltd.	74,126	2,933,274
Pidilite Industries Ltd.	477,142	7,888,887
Piramal Finance Ltd. (a)	115,276	1,405,788
Piramal Pharma Ltd.	740,522	1,594,326
PNB Housing Finance Ltd. (c)	101,705	989,229
Poly Medicure Ltd.	8,290	181,890
Polycab India Ltd.	11,435	938,355
Pondy Oxides & Chemicals Ltd.	67,431	868,968
Poonawalla Fincorp Ltd. (a)	218,387	1,223,909
Power Finance Corp. Ltd.	583,127	2,694,349
Power Grid Corp. of India Ltd.	5,863,030	18,505,882
Praj Industries Ltd.	115,430	428,952
Prakash Industries Ltd.	537,393	995,090
Premier Explosives Ltd.	143,472	912,407
Prestige Estates Projects Ltd.	166,461	2,831,133
Pricol Ltd. (a)	178,553	1,075,878
Prism Johnson Ltd. (a)	488,100	872,150
Procter & Gamble Health Ltd.	12,125	861,353
PTC India Ltd.	1,826,708	3,425,923
Punj Lloyd Ltd. (a) (d)	739,833	—

See accompanying notes to financial statements.
63

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Quality Power Electrical Equipments Ltd.	88,731	$1,068,605
Quess Corp. Ltd. (c)	156,577	448,981
Radico Khaitan Ltd.	245,267	7,977,436
Rail Vikas Nigam Ltd.	689,635	2,636,557
Rain Industries Ltd.	353,702	510,822
Rajesh Exports Ltd. (a)	292,162	596,770
Rajratan Global Wire Ltd.	19,374	68,832
Rallis India Ltd.	194,258	666,971
Ramkrishna Forgings Ltd.	109,132	663,356
Rategain Travel Technologies Ltd. (a)	95,893	696,338
RattanIndia Enterprises Ltd. (a)	1,354,101	779,469
RattanIndia Power Ltd. (a)	10,823,351	1,367,718
Raymond Ltd. (a)	105,566	682,164
Raymond Realty Ltd. (a)	97,390	629,057
RBL Bank Ltd. (c)	506,157	1,580,516
REC Ltd.	710,137	2,982,074
Redington Ltd.	548,507	1,750,935
Redtape Ltd.	341,066	551,537
Refex Industries Ltd.	287,162	1,153,160
REI Agro Ltd. (a) (d)	1,873,023	—
Relaxo Footwears Ltd.	86,292	433,410
Reliance Industries Ltd. GDR (c)	2,441,453	148,928,633
Reliance Power Ltd. (a)	5,618,737	2,807,193
Religare Enterprises Ltd. (a)	185,926	525,810
ReNew Energy Global PLC Class A (a) (b)	99,135	763,339
Repco Home Finance Ltd.	83,736	340,834
Responsive Industries Ltd.	60,295	124,979
RITES Ltd.	186,769	517,550
Safari Industries India Ltd.	14,374	354,264
SAI Life Sciences Ltd. (a) (c)	262,556	2,545,164
Saksoft Ltd.	35,838	79,976
Sammaan Capital Ltd. (a)	680,717	1,233,266
Samvardhana Motherson International Ltd.	4,511,123	5,367,799
Sandur Manganese & Iron Ores Ltd.	222,810	423,719
Sanghvi Movers Ltd.	99,910	405,823
SBI Cards & Payment Services Ltd.	352,580	3,482,367
SBI Life Insurance Co. Ltd. (c)	478,500	9,649,895
Schaeffler India Ltd.	32,191	1,525,931
Schneider Electric Infrastructure Ltd. (a)	448,480	4,144,925
Sequent Scientific Ltd. (a)	1,428,325	2,996,806
Sharda Cropchem Ltd.	36,976	342,238
Share India Securities Ltd.	37,241	53,654
Shilpa Medicare Ltd.	200,960	1,704,755
Shivalik Bimetal Controls Ltd.	27,165	152,975
Shree Cement Ltd.	8,812	2,904,458
Shree Renuka Sugars Ltd. (a)	1,695,252	568,210
Shriram Finance Ltd.	1,546,398	10,730,366
Siemens Ltd.	238,284	8,397,892
Sigachi Industries Ltd.	3,380,488	1,473,440
SJS Enterprises Ltd.	59,296	969,960
Security Description	Shares	Value
SML ISUZU Ltd.	23,288	$815,577
Sobha Ltd.	14,393	249,883
Solar Industries India Ltd.	9,426	1,414,716
Solara Active Pharma Sciences Ltd. (a)	149,715	1,016,690
Sona Blw Precision Forgings Ltd. (c)	333,573	1,546,915
SRF Ltd.	150,445	4,784,351
Star Health & Allied Insurance Co. Ltd. (a)	32,476	163,406
State Bank of India GDR	325,913	32,037,248
Steel Authority of India Ltd.	1,813,839	2,747,252
Steel Strips Wheels Ltd.	159,889	405,590
Sterling & Wilson Renewable (a)	363,489	991,329
Sterlite Technologies Ltd. (a)	277,365	353,841
STL Networks Ltd. (a)	252,980	84,337
Strides Pharma Science Ltd.	302,082	2,791,891
Sudarshan Chemical Industries Ltd.	91,326	1,372,326
Sumitomo Chemical India Ltd.	48,166	289,277
Sun Pharma Advanced Research Co. Ltd. (a)	368,674	537,801
Sun Pharmaceutical Industries Ltd.	1,974,595	35,456,033
Sun TV Network Ltd.	224,972	1,326,312
Sundaram Finance Ltd.	43,825	2,177,460
Sundram Fasteners Ltd.	111,386	1,252,499
Sunflag Iron & Steel Co. Ltd.	78,546	232,085
Supreme Industries Ltd.	55,312	2,628,650
Suryoday Small Finance Bank Ltd. (a)	115,143	175,045
Suzlon Energy Ltd. (a)	13,969,375	8,661,166
Swan Corp. Ltd.	454,265	2,326,357
Swiggy Ltd. (a)	986,287	4,698,231
Symphony Ltd.	29,875	304,558
Syngene International Ltd. (c)	119,986	841,698
Syrma SGS Technology Ltd.	193,706	1,674,198
Tanla Platforms Ltd.	83,141	614,975
Tata Communications Ltd.	304,078	5,525,126
Tata Consultancy Services Ltd.	1,560,308	50,758,611
Tata Consumer Products Ltd.	721,670	9,178,887
Tata Elxsi Ltd.	89,940	5,294,774
Tata Motors Ltd.	2,355,380	18,044,285
Tata Power Co. Ltd.	4,370,877	19,132,394
Tata Steel Ltd.	10,814,968	20,557,133
Tata Teleservices Maharashtra Ltd. (a)	1,063,243	658,863
TD Power Systems Ltd.	163,132	1,085,572
TeamLease Services Ltd. (a)	29,858	598,783
Tech Mahindra Ltd.	919,588	14,502,953
Technocraft Industries India Ltd.	13,642	338,865
Tejas Networks Ltd. (c)	351,978	2,320,653
Texmaco Rail & Engineering Ltd.	164,016	253,998
Thermax Ltd.	26,576	948,925
Thirumalai Chemicals Ltd. (a)	56,924	180,122
Thyrocare Technologies Ltd. (c)	148,954	1,947,049
Timken India Ltd.	42,520	1,441,409

See accompanying notes to financial statements.
64

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Titagarh Rail System Ltd.	98,181	$965,182
Titan Co. Ltd.	577,751	21,909,168
Torrent Pharmaceuticals Ltd.	93,398	3,790,251
Torrent Power Ltd.	73,556	1,009,783
Transrail Lighting Ltd.	178,967	1,457,113
Trent Ltd.	240,501	12,669,887
Trident Ltd.	2,677,919	849,623
Triveni Turbine Ltd.	25,040	146,353
Tube Investments of India Ltd.	133,798	4,666,495
TVS Motor Co. Ltd.	218,309	8,454,890
Ujjivan Small Finance Bank Ltd. (a) (c)	1,643,206	857,796
UltraTech Cement Ltd.	180,886	24,899,424
Union Bank of India Ltd.	116,447	181,657
United Breweries Ltd.	136,932	2,777,234
United Spirits Ltd.	706,646	10,539,751
UNO Minda Ltd.	324,978	4,753,771
UPL Ltd.	763,905	5,642,256
Usha Martin Ltd.	442,766	2,290,657
UTI Asset Management Co. Ltd.	59,422	872,771
VA Tech Wabag Ltd.	182,782	2,954,115
Vaibhav Global Ltd.	183,278	465,044
Valor Estate Ltd. (a)	101,266	184,469
Vardhman Textiles Ltd.	87,484	406,783
Varun Beverages Ltd.	1,023,255	5,113,466
Vedanta Ltd.	1,522,142	7,985,401
Veedol Corporation Ltd.	20,230	403,421
Venky's India Ltd.	24,521	411,386
Venus Pipes & Tubes Ltd. (c)	16,522	242,614
Vesuvius India Ltd.	59,761	345,049
Videocon Industries Ltd. (a) (d)	1,170,924	—
Vimta Labs Ltd.	356,878	2,839,710
Vinati Organics Ltd.	17,342	339,071
VIP Industries Ltd. (a)	144,477	676,834
VL E-Governance & IT Solutions Ltd. (a)	60,356	18,408
V-Mart Retail Ltd. (a)	156,214	1,248,815
Vodafone Idea Ltd. (a)	20,485,061	1,875,728
Voltamp Transformers Ltd.	2,677	218,152
Voltas Ltd.	183,134	2,791,704
VST Industries Ltd.	435,904	1,268,848
Waaree Renewable Technologies Ltd.	78,125	922,529
Welspun Corp. Ltd.	201,899	1,949,550
Welspun Living Ltd.	324,513	419,216
Westlife Foodworld Ltd.	147,928	1,145,588
Wheels India Ltd.	14,121	143,757
Whirlpool of India Ltd.	7,999	107,316
Wipro Ltd. ADR (b)	6,203,465	16,315,113
Wockhardt Ltd. (a)	259,764	4,435,272
Yes Bank Ltd. (a)	14,112,840	3,377,656
Zee Entertainment Enterprises Ltd.	1,234,931	1,562,914
Zen Technologies Ltd.	36,286	585,554
Zensar Technologies Ltd.	109,531	941,370
Security Description	Shares	Value
Zydus Lifesciences Ltd.	248,184	$2,744,626
		2,677,844,376
INDONESIA — 1.4%
Alamtri Minerals Indonesia Tbk. PT	10,147,100	639,331
Alamtri Resources Indonesia Tbk. PT	18,034,900	1,828,922
Amman Mineral Internasional PT (a)	3,366,300	1,459,437
Aneka Tambang Tbk. PT	4,491,000	851,579
Astra International Tbk. PT	34,733,451	12,036,344
Astrindo Nusantara Infrastructure Tbk. PT (a)	54,795,100	335,380
Avia Avian Tbk. PT	12,265,200	300,282
Bank BTPN Syariah Tbk. PT	1,203,300	97,477
Bank Central Asia Tbk. PT	78,998,148	36,145,267
Bank Danamon Indonesia Tbk. PT	7,030,818	1,004,101
Bank Jago Tbk. PT (a)	6,073,900	776,322
Bank Mandiri Persero Tbk. PT	72,125,474	19,043,030
Bank Negara Indonesia Persero Tbk. PT	10,698,200	2,632,020
Bank Neo Commerce Tbk. PT (a)	10,078,033	200,775
Bank Pan Indonesia Tbk. PT	5,448,800	353,118
Bank Rakyat Indonesia Persero Tbk. PT	109,703,367	25,673,155
Bank Syariah Indonesia Tbk. PT	1,778,714	276,440
Barito Pacific Tbk. PT (a)	62,708,121	14,110,738
Barito Renewables Energy Tbk. PT	2,954,600	1,662,129
BFI Finance Indonesia Tbk. PT	4,856,800	222,949
Bukalapak.com Tbk. PT (a)	647,500	6,605
Bumi Resources Minerals Tbk. PT (a)	91,000,060	4,586,862
Bumi Resources Tbk. PT (a)	1,487,500	13,300
Bumi Serpong Damai Tbk. PT (a)	10,501,500	667,962
Chandra Asri Pacific Tbk. PT	7,258,556	3,364,677
Charoen Pokphand Indonesia Tbk. PT	11,574,200	3,236,470
Ciputra Development Tbk. PT	16,376,852	913,920
Dian Swastatika Sentosa Tbk. PT (a)	652,500	4,158,146
Elang Mahkota Teknologi Tbk. PT	39,017,600	2,938,319
ESSA Industries Indonesia Tbk. PT	13,255,300	556,778
Garuda Indonesia Persero Tbk. PT (a)	20,137,000	99,084
Harum Energy Tbk. PT (a)	3,090,800	209,577
Indah Kiat Pulp & Paper Tbk. PT	2,202,000	971,179
Indo Tambangraya Megah Tbk. PT	68,500	94,026
Indocement Tunggal Prakarsa Tbk. PT	1,516,300	593,691

See accompanying notes to financial statements.
65

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Indofood Sukses Makmur Tbk. PT	15,003,518	$6,504,676
Indosat Tbk. PT	26,834,000	2,817,852
Indosterling Technomedia Tbk. PT (a)	594,000	1,782
Japfa Comfeed Indonesia Tbk. PT	3,046,600	358,316
Kalbe Farma Tbk. PT	54,995,061	3,729,038
Matahari Department Store Tbk. PT	898,000	87,025
Mayora Indah Tbk. PT	16,151,907	1,967,499
MD Entertainment Tbk. PT (a)	2,358,920	750,212
Medco Energi Internasional Tbk. PT	34,756,629	2,857,281
Merdeka Copper Gold Tbk. PT (a)	16,826,468	2,130,444
Mitra Keluarga Karyasehat Tbk. PT	4,309,000	636,072
Modernland Realty Tbk. PT (a)	5,400	22
Pabrik Kertas Tjiwi Kimia Tbk. PT	915,338	383,107
Pakuwon Jati Tbk. PT	15,008,400	338,623
Pantai Indah Kapuk Dua Tbk. PT	2,069,900	1,738,890
Perusahaan Gas Negara Tbk. PT	37,120,900	3,764,436
Petrindo Jaya Kreasi Tbk. PT	20,249,200	1,968,419
Pollux Properties Indonesia Tbk. PT (a)	44,400	298
Samudera Indonesia Tbk. PT	11,050,700	210,869
Semen Indonesia Persero Tbk. PT	2,736,054	466,270
Sigmagold Inti Perkasa Tbk. PT (a) (d)	1,312,600	—
Solusi Sinergi Digital Tbk. PT	6,250,000	1,053,855
Sumber Alfaria Trijaya Tbk. PT	23,138,800	2,679,741
Summarecon Agung Tbk. PT	13,266,411	339,123
Surya Citra Media Tbk. PT	25,950,600	523,216
Surya Semesta Internusa Tbk. PT	9,090,900	984,643
Telkom Indonesia Persero Tbk. PT	82,524,300	15,152,977
Transcoal Pacific Tbk. PT	966,800	337,930
Trimegah Bangun Persada Tbk. PT	2,160,100	154,247
Unilever Indonesia Tbk. PT	8,880,000	948,479
United Tractors Tbk. PT	4,226,922	6,791,229
Vale Indonesia Tbk. PT	1,870,341	493,819
XLSMART Telecom Sejahtera Tbk. PT	1,367,432	218,264
		202,448,046
KUWAIT — 0.8%
A'ayan Leasing & Investment Co. KSCP	2,120,046	1,339,122
Agility Global PLC	1,300,466	389,467
Agility Public Warehousing Co. KSC	1,670,642	820,148
Al Ahli Bank of Kuwait KSCP	333,279	314,136
Security Description	Shares	Value
Al Mazaya Holding Co. KSCP (a)	2,712,460	$676,451
Alimtiaz Investment Group KSC (a)	733,672	141,668
Arabi Group Holding KSC (a)	422,759	532,686
Boubyan Bank KSCP	1,847,446	4,274,732
Boubyan Petrochemicals Co. KSCP	994,608	2,040,973
Burgan Bank SAK	580,381	455,871
Gulf Bank KSCP	3,406,794	3,902,399
Gulf Cables & Electrical Industries Group Co. KSCP	79,020	541,541
Heavy Engineering & Ship Building Co. KSCP Class B	252,672	711,170
Humansoft Holding Co. KSC	351,835	2,860,279
Integrated Holding Co. KCSC	654,242	1,173,375
Jazeera Airways Co. KSCP	82,740	373,691
Kuwait Finance House KSCP	8,803,336	22,905,096
Kuwait Projects Co. Holding KSCP (a)	553,459	152,516
Kuwait Real Estate Co. KSC (a)	8,726,901	11,081,779
Mabanee Co. KPSC	947,418	3,054,187
Mezzan Holding Co. KSCC	51,507	187,283
Mobile Telecommunications Co. KSCP	2,709,496	4,566,815
National Bank of Kuwait SAKP	12,729,125	44,200,954
National Industries Group Holding SAK	3,181,197	2,915,186
National Investments Co. KSCP	3,636,749	3,225,524
Warba Bank KSCP (a)	8,214,145	7,634,813
		120,471,862
MALAYSIA — 1.6%
Aeon Co. M Bhd.	12,226,848	3,776,857
AEON Credit Service M Bhd.	602,900	792,215
Alliance Bank Malaysia Bhd.	12,160,870	12,627,540
Axiata Group Bhd.	4,318,938	2,750,328
Bursa Malaysia Bhd.	3,532,647	6,740,443
Carlsberg Brewery Malaysia Bhd. Class B	941,020	3,680,454
CelcomDigi Bhd.	12,945,929	11,381,713
Chin Hin Group Bhd. (a)	1,339,300	700,121
CIMB Group Holdings Bhd.	9,742,979	16,992,626
D&O Green Technologies Bhd.	541,000	178,684
Dagang NeXchange Bhd. (a)	4,078,000	237,403
Dialog Group Bhd.	9,524,306	4,277,281
Frontken Corp. Bhd.	2,361,250	2,328,428
Gamuda Bhd.	6,238,438	8,197,353
Genetec Technology Bhd. (a)	564,100	74,391
Genting Bhd.	7,953,200	5,518,200
Genting Malaysia Bhd.	1,785,700	891,047
Greatech Technology Bhd. (a)	1,132,800	573,331
Hartalega Holdings Bhd.	2,713,800	754,460
Hextar Industries Bhd.	1,559,200	127,818
Hong Leong Bank Bhd.	242,200	1,180,930
IHH Healthcare Bhd.	3,028,100	5,432,376
IJM Corp. Bhd.	1,735,100	1,162,643
Inari Amertron Bhd.	3,346,500	1,646,015

See accompanying notes to financial statements.
66

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
IOI Corp. Bhd.	12,974,162	$12,177,246
IOI Properties Group Bhd.	12,217,562	6,067,412
Kossan Rubber Industries Bhd.	2,118,900	594,108
KPJ Healthcare Bhd.	4,579,080	2,992,152
Kuala Lumpur Kepong Bhd.	19,678	96,321
Lingkaran Trans Kota Holdings Bhd. (a) (d)	672,300	—
Magnum Bhd.	9,494,243	3,068,117
Malayan Banking Bhd.	8,469,291	19,943,133
Malaysian Pacific Industries Bhd.	269,500	1,839,145
Malaysian Resources Corp. Bhd.	21,621,459	2,697,224
Maxis Bhd.	289,900	249,362
Mega First Corp. Bhd.	592,400	534,898
MISC Bhd.	316,600	549,170
NEXG Bhd. (a)	5,253,900	642,927
OSK Holdings Bhd.	27,955,513	9,100,405
Padini Holdings Bhd.	774,750	368,183
Pavilion Real Estate Investment Trust	3,938,400	1,703,193
Pentamaster Corp. Bhd. (a)	1,500,250	1,340,368
Petronas Chemicals Group Bhd.	3,401,900	3,419,279
Petronas Dagangan Bhd.	632,600	3,448,222
Petronas Gas Bhd.	339,300	1,491,517
PPB Group Bhd.	57,800	140,088
Press Metal Aluminium Holdings Bhd.	3,344,400	4,696,544
Public Bank Bhd.	22,944,200	23,606,602
RHB Bank Bhd.	912,078	1,430,371
SD Guthrie Bhd.	2,985,987	3,703,660
Sime Darby Bhd.	3,016,924	1,634,451
Sime Darby Property Bhd.	733,324	256,145
SKP Resources Bhd.	1,331,525	294,242
SP Setia Bhd. Group	463,263	113,380
Sports Toto Bhd.	6,415,321	2,179,852
Sunway Real Estate Investment Trust	4,254,900	2,123,153
Supermax Corp. Bhd. (a)	4,231,701	452,481
Telekom Malaysia Bhd.	2,148,647	3,614,689
Tenaga Nasional Bhd.	3,233,700	10,157,898
TIME dotCom Bhd.	60,900	73,801
Top Glove Corp. Bhd. (a)	6,703,400	923,838
Uchi Technologies Bhd.	177,600	139,261
UEM Sunrise Bhd.	11,345,888	2,048,919
Unisem M Bhd.	270,300	181,121
ViTrox Corp. Bhd.	1,208,400	1,076,749
VS Industry Bhd.	10,083,352	1,413,610
WCT Holdings Bhd. (a)	23,258,626	4,531,798
YTL Corp. Bhd.	4,879,770	3,223,419
YTL Power International Bhd.	1,543,500	1,544,050
Zetrix Ai Bhd.	7,502,128	1,515,221
		235,420,382
MEXICO — 2.2%
Alfa SAB de CV Class A (b)	8,316,622	6,659,649
America Movil SAB de CV	30,850,631	32,260,008
Betterware de Mexico SAPI de CV (b)	80,127	1,077,708
Security Description	Shares	Value
Bolsa Mexicana de Valores SAB de CV	542,500	$1,132,496
Cemex SAB de CV (b)	24,062,234	21,525,740
Coca-Cola Femsa SAB de CV (b)	1,300,642	10,780,447
El Puerto de Liverpool SAB de CV Class C1 (b)	662,189	3,339,390
FIBRA Macquarie Mexico REIT (c)	918,400	1,572,038
Fibra Uno Administracion SA de CV REIT	4,372,376	6,437,225
Fomento Economico Mexicano SAB de CV (b)	2,741,351	27,004,532
Gruma SAB de CV Class B	14,779	274,080
Grupo Aeroportuario del Pacifico SAB de CV Class B (b)	569,503	13,448,130
Grupo Aeroportuario del Sureste SAB de CV Class B (b)	424,402	13,691,291
Grupo Bimbo SAB de CV (b)	2,750,524	9,758,303
Grupo Financiero Banorte SAB de CV Class O	3,713,076	37,364,694
Grupo Financiero Inbursa SAB de CV Class O (b)	3,928,292	10,791,152
Grupo Mexico SAB de CV (b)	4,674,768	40,728,430
Grupo Televisa SAB (b)	5,180,761	2,789,260
Industrias CH SAB de CV (a)	237,087	2,211,476
Industrias Penoles SAB de CV (a) (b)	329,311	14,702,908
Kimberly-Clark de Mexico SAB de CV Class A (b)	3,809,423	8,050,023
Nemak SAB de CV (a) (c)	3,427,040	792,617
Operadora De Sites Mexicanos SAB de CV Class A-1 (b)	3,652,185	3,434,538
Orbia Advance Corp. SAB de CV (b)	179,748	173,644
Prologis Property Mexico SA de CV REIT	1,226,100	5,014,754
Sare Holding SAB de CV Class B (a) (d)	1,493,393	—
Southern Copper Corp.	131,554	15,965,393
Ternium SA ADR (b)	53,500	1,858,055
TV Azteca SAB de CV (a) (b)	7,680,384	209,475
Wal-Mart de Mexico SAB de CV (b)	6,594,121	20,347,984
		313,395,440
MONACO — 0.0% *
Safe Bulkers, Inc. (b)	257,596	1,143,726
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR	596,774	14,519,511
Credicorp Ltd.	103,260	27,496,073
		42,015,584
PHILIPPINES — 0.4%
Aboitiz Equity Ventures, Inc.	1,453,480	744,222
Alliance Global Group, Inc.	5,839,600	762,559
Ayala Corp.	243,250	2,017,888

See accompanying notes to financial statements.
67

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Ayala Land, Inc.	15,923,914	$6,662,325
Bank of the Philippine Islands	5,653,321	11,170,651
BDO Unibank, Inc.	5,127,285	11,708,182
Bloomberry Resorts Corp.	2,378,700	169,207
Cebu Air, Inc. (a)	2,706,420	1,634,547
Converge Information & Communications Technology Solutions, Inc.	1,162,700	250,120
D&L Industries, Inc.	6,032,305	521,349
JG Summit Holdings, Inc.	3,709,536	1,465,968
Jollibee Foods Corp.	302,010	1,110,484
Manila Electric Co.	28,500	259,536
Megaworld Corp.	19,488,300	666,353
Monde Nissin Corp. (c)	4,236,800	486,286
PLDT, Inc.	268,882	5,081,962
Puregold Price Club, Inc.	869,780	627,676
SM Investments Corp.	471,705	5,957,099
SM Prime Holdings, Inc.	15,802,290	6,095,557
Universal Robina Corp.	680,990	829,591
		58,221,562
POLAND — 1.1%
11 bit studios SA (a)	3,398	177,494
Allegro.eu SA (a) (c)	435,507	4,273,019
Asseco Poland SA	160,837	8,884,528
Bank Polska Kasa Opieki SA	402,992	19,406,178
CCC SA (a)	24,426	1,223,370
CD Projekt SA	82,292	6,135,862
Dino Polska SA (a) (c)	368,725	4,446,633
Getin Holding SA	54	8
InPost SA (a) (b)	202,098	2,481,510
KGHM Polska Miedz SA (a)	318,338	14,039,743
LPP SA	398	1,939,617
mBank SA (a)	49,218	12,210,042
Orange Polska SA	3,104,025	7,501,989
ORLEN SA	844,395	20,137,838
PGE Polska Grupa Energetyczna SA (a)	1,795,973	5,316,854
PlayWay SA	3,366	262,110
Powszechna Kasa Oszczednosci Bank Polski SA	1,427,767	27,737,921
Powszechny Zaklad Ubezpieczen SA	918,191	13,758,249
Santander Bank Polska SA	71,795	9,356,692
		159,289,657
QATAR — 0.7%
Al Meera Consumer Goods Co. QSC	362,069	1,464,783
Al Rayan Bank	9,000,204	5,883,133
Baladna (a)	522,787	236,913
Commercial Bank PSQC	2,919,591	3,681,363
Doha Bank QPSC	1,070,714	748,706
Estithmar Holding QPSC (a)	1,734,068	2,071,261
Ezdan Holding Group QSC (a)	843,635	291,484
Gulf International Services QSC	1,004,780	869,282
Gulf Warehousing Co.	135,196	102,297
Security Description	Shares	Value
Industries Qatar QSC	2,245,763	$7,709,980
Lesha Bank LLC (a)	2,554,556	1,303,588
Mannai Corp. QSC	810,542	1,249,762
Mazaya Real Estate Development QPSC (a)	4,220,038	737,145
Medicare Group	694,203	1,342,266
Mesaieed Petrochemical Holding Co.	6,902,800	2,460,817
Ooredoo QPSC	2,447,439	9,188,819
Qatar Aluminum Manufacturing Co.	2,641,957	1,075,359
Qatar Electricity & Water Co. QSC	485,943	2,120,745
Qatar Fuel QSC	418,857	1,734,788
Qatar Gas Transport Co. Ltd.	1,906,555	2,408,721
Qatar International Islamic Bank QSC	878,532	2,617,982
Qatar Islamic Bank QPSC	1,853,085	12,163,892
Qatar National Bank QPSC	6,600,399	33,681,794
Qatar Navigation QSC	432,011	1,340,765
Qatari Investors Group QSC	2,451,253	1,016,587
United Development Co. QSC	930,809	255,391
Vodafone Qatar PQSC	4,750,180	3,196,358
		100,953,981
ROMANIA — 0.0% *
NEPI Rockcastle NV	445,265	3,569,088
RUSSIA — 0.0%
LUKOIL PJSC (a) (d)	340,951	—
Mechel PJSC ADR (a) (d)	217,515	—
Novorossiysk Commercial Sea Port PJSC (a) (d)	5,589,825	—
Rosneft Oil Co. PJSC (a) (d)	1,683,986	—
Rostelecom PJSC (a) (d)	781,704	—
Rostelecom PJSC ADR (a) (b) (d)	5,355	—
Sberbank of Russia PJSC (a) (d)	8,602,924	—
Severstal PAO GDR (a) (d)	486,985	—
Sistema PJSFC GDR (a) (d)	198,224	—
VK IPJSC GDR (a) (d)	52,451	—
VTB Bank PJSC (a) (d)	1,190,904	—
		—
SAUDI ARABIA — 3.5%
Abdullah Al Othaim Markets Co.	1,066,281	2,203,530
ACWA Power Co. (a)	218,893	12,496,665
Advanced Petrochemical Co. (a)	90,545	856,148
Al Hammadi Holding	371,339	3,408,215
Al Jouf Agricultural Development Co.	85,590	1,072,214
Al Khaleej Training & Education Co. (a)	518,143	3,595,030
Al Rajhi Bank	2,659,508	76,022,414
Al Rajhi Co. for Co-operative Insurance (a)	76,550	2,476,005
Al Rajhi REIT	599,924	1,332,560

See accompanying notes to financial statements.
68

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Aldrees Petroleum & Transport Services Co.	93,437	$3,121,875
Al-Etihad Cooperative Insurance Co.	590,688	1,759,369
Alinma Bank	1,116,076	7,975,798
Almarai Co. JSC	324,000	4,345,688
Alujain Corp.	103,198	985,695
Arabian Cement Co.	75,237	441,768
BAAN Holding Group Co. (a)	2,703,769	1,643,804
Bank AlBilad	837,560	6,441,051
Banque Saudi Fransi	1,309,601	6,233,368
Basic Chemical Industries Ltd.	412,516	3,073,355
Batic Investments & Logistic Co. (a)	5,133,817	3,134,884
Bawan Co. (a)	519,274	8,183,322
Bupa Arabia for Cooperative Insurance Co.	57,106	2,511,007
Catrion Catering Holding Co.	15,554	412,470
City Cement Co.	142,661	599,525
Co. for Cooperative Insurance	66,517	2,412,221
Dallah Healthcare Co.	136,295	5,476,950
Dar Al Arkan Real Estate Development Co. (a)	428,644	2,279,122
Derayah REIT	574,964	860,100
Dr. Sulaiman Al Habib Medical Services Group Co.	100,546	7,238,926
Eastern Province Cement Co.	217,573	1,566,442
Elm Co.	23,922	5,712,269
Etihad Etisalat Co.	489,510	8,817,237
Fawaz Abdulaziz Al Hokair & Co. (a)	23,557	178,396
Fitaihi Holding Group (a)	3,058,237	2,723,725
Gulf Insurance Group	260,112	1,839,414
Herfy Food Services Co. (a)	82,248	492,584
Jarir Marketing Co.	808,727	3,008,304
Leejam Sports Co. JSC	110,259	4,204,319
Malath Cooperative Insurance Co. (a)	372,300	1,330,281
Mediterranean & Gulf Cooperative Insurance & Reinsurance Co. (a)	165,007	758,112
Methanol Chemicals Co. (a)	438,790	1,263,648
Middle East Healthcare Co.	97,855	1,492,535
Mobile Telecommunications Co. Saudi Arabia	1,005,074	2,990,941
Mouwasat Medical Services Co.	210,734	4,138,595
Musharaka Real Estate Income Fund REIT	458,755	527,234
Najran Cement Co. (a)	167,802	356,616
Nama Chemicals Co. (a)	228,767	1,650,695
National Co. for Glass Industries	360,149	3,973,912
National Co. for Learning & Education	198,833	8,424,768
National Gas & Industrialization Co.	54,202	1,192,380
National Medical Care Co.	122,099	5,739,975
Qassim Cement Co.	173,548	1,992,688
Security Description	Shares	Value
Rabigh Refining & Petrochemical Co. (a)	96,428	$189,760
Riyad Bank	2,133,902	15,477,077
Riyad REIT Fund	246,892	354,189
SABIC Agri-Nutrients Co.	298,681	9,493,567
Sahara International Petrochemical Co.	318,652	1,733,374
Saudi Advanced Industries Co.	348,581	2,325,608
Saudi Arabian Mining Co. (a)	1,699,554	29,004,175
Saudi Arabian Oil Co. (c)	6,586,205	43,238,325
Saudi Automotive Services Co. (a)	550,981	8,278,966
Saudi Awwal Bank	255,838	2,188,492
Saudi Basic Industries Corp.	1,113,627	18,277,356
Saudi Cement Co.	113,744	1,232,616
Saudi Ceramic Co.	450,915	3,859,627
Saudi Chemical Co. Holding	3,372,484	6,519,788
Saudi Co. For Hardware CJSC (a)	87,620	690,175
Saudi Electricity Co.	741,445	3,003,186
Saudi Industrial Investment Group	139,063	710,481
Saudi Kayan Petrochemical Co. (a)	412,587	621,598
Saudi National Bank	3,815,799	39,865,342
Saudi Pharmaceutical Industries & Medical Appliances Corp. (a)	288,951	2,257,550
Saudi Public Transport Co. (a)	533,931	1,919,202
Saudi Reinsurance Co. (a)	934,169	12,265,608
Saudi Research & Media Group (a)	57,973	2,821,202
Saudi Tadawul Group Holding Co.	21,292	1,169,578
Saudi Telecom Co.	2,328,117	27,364,780
Saudia Dairy & Foodstuff Co.	24,437	1,759,370
Savola Group (a)	127,985	846,362
Southern Province Cement Co.	145,921	1,059,135
Sustained Infrastructure Holding Co.	348,787	3,069,162
Tabuk Cement Co.	327,066	881,723
Takween Advanced Industries Co. (a)	630,424	1,311,212
Umm Al-Qura Cement Co. (a)	638,444	2,568,962
United Electronics Co.	129,896	3,105,215
United International Transportation Co.	161,885	3,192,202
Walaa Cooperative Insurance Co. (a)	222,638	724,277
Yamama Cement Co.	155,788	1,318,519
Yanbu Cement Co.	196,976	903,415
Yanbu National Petrochemical Co.	210,879	1,964,725
		494,534,050
SINGAPORE — 0.0% *
Guan Chong Bhd.	13,439,687	2,922,018

See accompanying notes to financial statements.
69

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Riverstone Holdings Ltd. (b)	953,000	$528,541
		3,450,559
SOUTH AFRICA — 3.3%
Absa Group Ltd.	1,068,478	11,215,226
Adcock Ingram Holdings Ltd.	315,614	1,317,155
African Rainbow Minerals Ltd. (b)	329,191	3,539,674
ArcelorMittal South Africa Ltd. (a)	162	14
Ascendis Health Ltd. (a)	3,151	170
Aspen Pharmacare Holdings Ltd. (a) (b)	421,745	2,368,275
Astral Foods Ltd.	45,342	539,478
Barloworld Ltd.	446,906	3,056,653
Bid Corp. Ltd.	368,570	9,234,278
Bidvest Group Ltd. (b)	407,502	5,003,163
Capitec Bank Holdings Ltd.	104,105	20,962,804
Clicks Group Ltd.	147,326	3,009,626
Coronation Fund Managers Ltd.	1,606,506	4,144,650
Curro Holdings Ltd.	375,770	261,367
Discovery Ltd.	548,077	6,258,291
E Media Holdings Ltd.	406,228	42,383
FirstRand Ltd.	6,615,264	29,777,795
Foschini Group Ltd.	630,910	3,990,065
Gold Fields Ltd.	1,249,121	52,787,806
Grindrod Ltd. (b)	3,263,704	2,843,267
Group Five Ltd. (a) (d)	219,472	—
Growthpoint Properties Ltd. REIT	2,514,239	2,146,630
Harmony Gold Mining Co. Ltd.	716,180	13,070,363
Impala Platinum Holdings Ltd.	1,271,160	16,250,070
Investec Ltd.	567,096	4,211,351
Kumba Iron Ore Ltd. (b)	119,998	2,259,461
Life Healthcare Group Holdings Ltd.	379,843	255,173
Momentum Group Ltd.	3,543,262	6,734,303
Motus Holdings Ltd. (b)	386,046	2,327,128
Mr. Price Group Ltd.	477,783	5,641,177
MTN Group Ltd.	2,085,964	17,531,649
MultiChoice Group (a)	768,265	5,576,573
Murray & Roberts Holdings Ltd. (a) (d)	324	—
Naspers Ltd. Class N	307,219	111,378,440
Nedbank Group Ltd.	666,725	8,250,734
Netcare Ltd.	3,683,073	3,031,424
Ninety One Ltd.	372,614	982,047
Northam Platinum Holdings Ltd.	137,513	2,239,742
Old Mutual Ltd. (b)	5,057,837	3,853,958
OUTsurance Group Ltd.	1,191,620	4,952,277
PPC Ltd.	3,033,158	949,373
Redefine Properties Ltd. REIT	1,482,007	426,928
Remgro Ltd.	968,031	9,411,264
Sanlam Ltd.	1,949,452	9,445,280
Sappi Ltd.	903,350	1,210,575
Sasol Ltd. (a)	833,150	5,189,410
Shoprite Holdings Ltd. (b)	688,828	10,940,198
Sibanye Stillwater Ltd. (a) (b)	4,227,938	12,079,123
Security Description	Shares	Value
Standard Bank Group Ltd.	1,737,402	$23,805,504
Sun International Ltd.	910,547	2,129,580
Telkom SA SOC Ltd.	837,646	2,484,414
Thungela Resources Ltd.	140,437	712,340
Tiger Brands Ltd. (b)	289,292	5,177,325
Truworths International Ltd. (b)	1,019,500	3,232,381
Valterra Platinum Ltd.	89,929	6,439,391
Vodacom Group Ltd.	701,950	5,423,151
Wilson Bayly Holmes-Ovcon Ltd.	292,430	2,547,586
Woolworths Holdings Ltd. (b)	700,935	2,043,183
		474,691,646
TAIWAN — 20.7%
Ability Opto-Electronics Technology Co. Ltd. (b)	66,000	228,460
Accton Technology Corp.	412,000	14,126,255
Acer, Inc. (b)	8,237,701	8,365,275
Acter Group Corp. Ltd.	84,000	2,135,967
ADATA Technology Co. Ltd.	143,696	740,215
Adimmune Corp. (a) (b)	546,505	339,795
Advanced Echem Materials Co. Ltd.	34,833	1,017,172
Advanced Energy Solution Holding Co. Ltd.	52,000	1,979,132
Advanced Power Electronics Corp.	28,000	86,817
Advancetek Enterprise Co. Ltd. (b)	6,213,456	8,603,184
Advantech Co. Ltd.	466,840	4,886,212
AGV Products Corp. (b)	14,938,415	5,170,952
AIC, Inc.	25,150	196,394
Alchip Technologies Ltd. (b)	75,000	8,526,642
Alcor Micro Corp. (a) (b)	198,184	663,258
Alexander Marine Co. Ltd. (b)	24,254	178,256
ALI Corp. (a) (b)	151,800	140,454
All Ring Tech Co. Ltd.	93,821	1,182,074
Amazing Microelectronic Corp.	56,178	134,003
Andes Technology Corp. (a)	9,000	90,656
Anpec Electronics Corp.	38,000	277,413
AP Memory Technology Corp.	87,000	971,963
ARBOR Technology Corp. (b)	75,000	104,584
Arcadyan Technology Corp.	37,169	267,688
ASE Technology Holding Co. Ltd. (b)	5,956,787	32,053,057
Asia Vital Components Co. Ltd.	249,000	8,014,601
ASIX Electronics Corp.	81,000	253,274
ASMedia Technology, Inc.	19,000	922,633
ASPEED Technology, Inc.	32,200	5,335,324
Asustek Computer, Inc.	887,050	19,529,187
Auden Techno Corp.	25,435	79,615
Audix Corp.	2,637,657	5,495,479
AUO Corp. ADR (a) (b)	1,419,933	6,829,871
AURAS Technology Co. Ltd.	19,000	523,656
Bank of Kaohsiung Co. Ltd.	9,243,367	3,624,196
Baotek Industrial Materials Ltd.	117,000	172,556
Basso Industry Corp. (b)	5,706,905	6,094,880

See accompanying notes to financial statements.
70

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
BioGend Therapeutics Co. Ltd. (a)	101,000	$137,360
Biostar Microtech International Corp. (a) (b)	3,274,384	2,051,996
Bizlink Holding, Inc. (b)	119,738	4,046,530
Bora Pharmaceuticals Co. Ltd. (b)	51,590	1,167,960
Brave C&H Supply Co. Ltd.	38,000	98,373
Brillian Network & Automation Integrated System Co. Ltd.	30,417	256,985
Browave Corp. (b)	32,000	236,236
C Sun Manufacturing Ltd. (b)	3,068,139	19,277,794
Caliway Biopharmaceuticals Co. Ltd. (a)	1,498,000	9,117,363
Career Technology MFG. Co. Ltd. (a)	115,061	57,195
Catcher Technology Co. Ltd. (b)	2,094,673	12,542,746
Cathay Financial Holding Co. Ltd. (b)	16,092,960	34,638,040
Cenra, Inc.	2,919,500	3,213,768
Center Laboratories, Inc. (a) (b)	2,948,895	3,758,927
Century Iron & Steel Industrial Co. Ltd.	109,000	625,861
Chailease Holding Co. Ltd. (b)	3,144,352	11,503,224
Champion Microelectronic Corp. (b)	126,000	282,361
Chang Hwa Commercial Bank Ltd.	22,275,484	14,361,614
Chang Wah Electromaterials, Inc.	74,310	97,160
Channel Well Technology Co. Ltd. (b)	102,000	269,742
Charoen Pokphand Enterprise (b)	2,708,329	12,485,079
Chenbro Micom Co. Ltd.	25,000	485,596
Cheng Loong Corp.	2,957,000	1,697,864
Cheng Shin Rubber Industry Co. Ltd.	485,850	600,179
Chenming Electronic Technology Corp. (b)	210,000	813,045
Chieftek Precision Co. Ltd. (b)	146,510	382,162
China Airlines Ltd. (b)	5,701,761	3,900,575
China Motor Corp.	112,000	233,716
China Steel Chemical Corp. (b)	2,785,757	7,476,702
China Steel Corp. (b)	21,509,298	13,691,200
Chinese Maritime Transport Ltd.	58,000	102,192
Chipbond Technology Corp.	66,000	119,968
CHO Pharma, Inc. (a)	67,899	83,765
Chroma ATE, Inc.	296,000	5,623,204
Chun Yuan Steel Industry Co. Ltd.	187,000	126,086
Chung Hung Steel Corp. (a) (b)	390,000	202,818
Chung Hwa Pulp Corp. (a) (b)	5,333,589	2,099,976
Chung-Hsin Electric & Machinery Manufacturing Corp. (b)	159,000	811,224
Chunghwa Telecom Co. Ltd.	6,060,561	26,546,522
CMC Magnetics Corp.	2,675,736	790,131
Security Description	Shares	Value
Compal Electronics, Inc. (b)	10,325,774	$10,976,937
Co-Tech Development Corp. (b)	249,000	1,895,400
CTBC Financial Holding Co. Ltd.	38,888,708	54,738,683
CyberPower Systems, Inc.	44,000	301,726
Da-Li Development Co. Ltd. (b)	3,943,537	6,359,500
Darfon Electronics Corp.	76,000	92,014
Delta Electronics, Inc.	3,048,463	85,418,577
Dimerco Express Corp.	516,389	1,343,581
Drewloong Precision, Inc.	21,538	115,894
Dynamic Holding Co. Ltd.	221,000	648,251
E Ink Holdings, Inc.	662,000	5,223,801
E&R Engineering Corp. (a)	108,000	302,973
E.Sun Financial Holding Co. Ltd.	15,980,793	17,486,694
Eclat Textile Co. Ltd.	71,854	1,033,794
Egis Technology, Inc. (a)	43,000	179,884
EirGenix, Inc. (a)	131,485	303,281
Elan Microelectronics Corp. (b)	34,400	146,729
E-Lead Electronic Co. Ltd.	101,000	162,048
Elite Material Co. Ltd. (b)	288,000	11,575,563
Elite Semiconductor Microelectronics Technology, Inc. (b)	540,175	1,293,811
eMemory Technology, Inc.	54,000	3,570,116
Emerging Display Technologies Corp. (b)	128,000	91,975
Energenesis Biomedical Co. Ltd. (a)	82,308	143,940
Ennostar, Inc.	564,590	727,087
Episil Technologies, Inc. (a) (b)	146,978	285,970
Episil-Precision, Inc.	67,580	128,162
Eris Technology Corp.	26,642	131,121
Etron Technology, Inc. (a)	258,020	289,953
Eva Airways Corp. (b)	3,203,110	4,004,150
Ever Fortune AI Co. Ltd.	101,000	239,261
Ever Supreme Bio Technology Co. Ltd.	54,449	331,396
Evergreen International Storage & Transport Corp.	127,000	145,843
Evergreen Marine Corp. Taiwan Ltd. (b)	2,410,400	14,156,493
Excelsior Medical Co. Ltd.	94,623	266,377
EZconn Corp.	64,100	1,667,803
Far Eastern New Century Corp.	12,310,236	11,228,577
Faraday Technology Corp. (b)	193,184	1,004,648
Feng TAY Enterprise Co. Ltd. (b)	171,343	691,489
FIC Global, Inc. (a)	79,000	106,662
First Financial Holding Co. Ltd.	7,307,735	7,157,159
First Hi-Tec Enterprise Co. Ltd. (b)	187,000	1,963,383
Fitipower Integrated Technology, Inc.	42,465	238,254
FocalTech Systems Co. Ltd.	137,000	299,370
FOCI Fiber Optic Communications, Inc. (a)	123,645	1,438,157
Forcecon Tech Co. Ltd.	72,141	253,267
Formosa Chemicals & Fibre Corp. (b)	8,927,224	8,713,988

See accompanying notes to financial statements.
71

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Formosa Petrochemical Corp.	549,000	$731,327
Formosa Plastics Corp. (b)	8,603,922	10,882,643
Fortune Electric Co. Ltd. (b)	263,670	5,026,323
Fositek Corp.	77,058	2,518,202
Founding Construction & Development Co. Ltd.	4,856,000	2,358,055
Foxconn Technology Co. Ltd. (b)	3,107,223	7,167,064
Fubon Financial Holding Co. Ltd. (b)	15,679,767	45,426,978
Fulltech Fiber Glass Corp. (a)	498,000	1,075,149
Fwusow Industry Co. Ltd. (b)	3,201,280	1,423,235
Galaxy Software Services Corp.	69,176	307,545
Genesys Logic, Inc.	64,000	244,635
Genius Electronic Optical Co. Ltd.	22,665	318,283
Giant Manufacturing Co. Ltd.	87,358	272,008
Gigabyte Technology Co. Ltd.	390,000	3,826,038
Global Unichip Corp. (b)	76,000	3,341,427
Globalwafers Co. Ltd. (b)	133,000	2,035,714
Gold Circuit Electronics Ltd. (b)	241,000	3,443,648
Gongwin Biopharm Holdings Co. Ltd. (a)	25,536	84,204
Grade Upon Technology Corp.	78,000	2,198,373
Grand Process Technology Corp. (b)	40,000	2,047,378
Grape King Bio Ltd.	73,664	314,204
Great Wall Enterprise Co. Ltd. (b)	3,144,216	5,343,867
Group Up Industrial Co. Ltd.	18,000	149,715
Gudeng Precision Industrial Co. Ltd. (b)	65,769	743,402
Handa Pharmaceuticals, Inc.	58,539	249,691
HannStar Display Corp. (a) (b)	2,968,500	793,795
HD Renewable Energy Co. Ltd. (b)	35,112	145,158
Himax Technologies, Inc. ADR (b)	186,422	1,646,106
Hiwin Technologies Corp.	64,488	455,974
Hocheng Corp. (b)	5,621,348	3,541,239
Holy Stone Enterprise Co. Ltd.	59,850	190,480
Hon Hai Precision Industry Co. Ltd.	18,375,067	130,225,555
Hon Precision, Inc.	26,190	1,520,976
Hong TAI Electric Industrial (b)	5,931,000	7,462,886
Hotai Motor Co. Ltd. (b)	273,721	5,325,696
Hsin Kuang Steel Co. Ltd. (b)	63,000	87,230
HTC Corp. (a) (b)	2,576,439	5,038,249
HUA ENG Wire & Cable Co. Ltd. (b)	301,000	316,031
Hua Nan Financial Holdings Co. Ltd.	26,942,760	26,166,602
Hung Sheng Construction Ltd.	2,692,032	1,903,448
Ibase Technology, Inc. (b)	977,222	1,582,319
ICARES Medicus, Inc.	33,790	101,665
Ichia Technologies, Inc.	75,000	127,961
I-Chiun Precision Industry Co. Ltd.	201,865	536,487
Security Description	Shares	Value
Ingentec Corp.	34,807	$227,836
Innolux Corp. (b)	9,866,585	4,661,685
Integrated Service Technology, Inc.	38,000	149,616
International Games System Co. Ltd.	96,000	2,478,903
Inventec Corp. (b)	3,224,000	4,839,491
ITE Technology, Inc.	37,000	162,068
J&V Energy Technology Co. Ltd. (b)	118,000	460,726
Jentech Precision Industrial Co. Ltd. (b)	86,099	6,808,143
JPP Holding Co. Ltd.	67,101	630,764
Kaimei Electronic Corp.	38,640	101,804
Kaori Heat Treatment Co. Ltd.	109,000	1,181,984
KEE TAI Properties Co. Ltd.	3,022,060	1,051,048
Kenmec Mechanical Engineering Co. Ltd.	250,172	600,846
Kerry TJ Logistics Co. Ltd.	2,797,373	3,152,758
KGI Financial Holding Co. Ltd. (b)	34,410,804	16,879,110
Kindom Development Co. Ltd. (b)	3,401,890	4,018,244
King Slide Works Co. Ltd.	37,000	3,994,028
King Yuan Electronics Co. Ltd.	717,000	3,858,127
Kinsus Interconnect Technology Corp.	133,000	469,109
Kuo Yang Construction Co. Ltd. (a)	2,471,734	1,540,880
L&K Engineering Co. Ltd.	221,557	2,609,717
Largan Precision Co. Ltd.	57,000	4,394,973
Leadtrend Technology Corp.	155,271	268,991
Lin BioScience, Inc. (a)	47,956	252,541
Lingsen Precision Industries Ltd. (b)	336,000	209,463
Lite-On Technology Corp.	3,721,014	21,060,270
Longchen Paper & Packaging Co. Ltd. (a)	6,164,467	2,022,596
Lotes Co. Ltd. (b)	57,804	2,930,218
Lotus Pharmaceutical Co. Ltd.	27,000	229,887
LuxNet Corp. (b)	113,549	804,731
M3 Technology, Inc.	57,000	162,520
M31 Technology Corp. (b)	40,360	602,526
Machvision, Inc.	15,597	268,155
Macronix International Co. Ltd. (a) (b)	520,221	427,572
Makalot Industrial Co. Ltd. (b)	37,404	355,901
Materials Analysis Technology, Inc.	48,000	321,281
MediaTek, Inc.	2,564,969	110,667,834
Medigen Biotechnology Corp. (a)	114,248	108,708
Medigen Vaccine Biologics Corp. (a)	161,886	205,823
Mega Financial Holding Co. Ltd.	19,323,561	26,945,710
Merida Industry Co. Ltd.	19,100	63,608
Microbio Co. Ltd. (a)	221,620	167,971
Micro-Star International Co. Ltd.	125,000	475,753

See accompanying notes to financial statements.
72

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
momo.com, Inc.	67,573	$535,431
Motech Industries, Inc.	130,796	74,886
MPI Corp.	91,000	5,120,579
MSSCORPS Co. Ltd. (b)	105,408	574,110
Myson Century, Inc. (a)	348,000	1,575,694
Namchow Holdings Co. Ltd. (b)	3,033,000	3,945,746
Nan Ya Plastics Corp. (b)	11,524,128	14,916,558
Nan Ya Printed Circuit Board Corp.	95,000	704,443
Nanya Technology Corp. (a) (b)	2,672,982	6,402,247
New Era Electronics Co. Ltd. (b)	70,000	121,497
Nexcom International Co. Ltd. (b)	2,696,638	7,538,341
Novatek Microelectronics Corp. (b)	562,904	7,877,110
Nuvoton Technology Corp.	113,000	233,578
OBI Pharma, Inc. (a)	61,784	53,010
Oneness Biotech Co. Ltd. (a)	163,659	368,364
Optimax Technology Corp. (b)	225,000	164,627
Orient Semiconductor Electronics Ltd.	348,000	536,078
Pacific Hospital Supply Co. Ltd.	74,782	217,883
Pan Jit International, Inc. (b)	136,900	318,017
Parade Technologies Ltd. (b)	50,000	1,215,631
Pegatron Corp.	3,035,686	7,051,859
Pell Bio-Med Technology Co. Ltd. (a)	71,000	953,950
PharmaEssentia Corp. (b)	307,970	5,203,903
Pharmally International Holding Co. Ltd. (a) (d)	23,076	—
Phihong Technology Co. Ltd. (a)	93,402	74,163
Phison Electronics Corp.	25,000	579,106
Pihsiang Machinery Manufacturing Co. Ltd. (a) (d)	51,000	—
Polaris Group (a)	269,324	325,631
Pou Chen Corp. (b)	11,532,674	10,916,650
Powerchip Semiconductor Manufacturing Corp. (a) (b)	2,942,519	2,452,260
Powertech Technology, Inc. (b)	3,047,285	14,597,533
Poya International Co. Ltd.	16,484	253,658
President Chain Store Corp.	194,000	1,578,581
Progate Group Corp.	88,754	455,739
Promate Electronic Co. Ltd. (b)	3,612,957	5,814,540
Promos Technologies, Inc. (a) (d)	257	—
Prosperity Dielectrics Co. Ltd.	52,000	90,085
PSS Co. Ltd.	22,495	105,914
Quanta Computer, Inc. (b)	3,790,975	36,071,355
Quanta Storage, Inc.	48,000	180,327
Radiant Opto-Electronics Corp.	51,000	240,124
RDC Semiconductor Co. Ltd. (a)	43,260	221,424
Realtek Semiconductor Corp.	487,000	8,788,306
Ruentex Development Co. Ltd.	417,150	405,133
Sampo Corp.	5,575,479	4,564,217
Sanyang Motor Co. Ltd.	365,000	744,898
Scientech Corp. (b)	51,000	660,969
SciVision Biotech, Inc. (b)	107,000	356,339
SDI Corp.	83,000	219,224
Security Description	Shares	Value
Sea Sonic Electronics Co. Ltd.	39,000	$81,255
Sensortek Technology Corp.	13,000	95,758
Sesoda Corp. (b)	2,438,174	2,451,934
Shanghai Commercial & Savings Bank Ltd.	3,475,068	4,794,495
ShenMao Technology, Inc. (b)	116,000	407,245
Shieh Yih Machinery Industry Co. Ltd. (b)	184,000	135,232
Shih Wei Navigation Co. Ltd. (a)	2,450,265	1,386,806
Shihlin Electric & Engineering Corp.	164,000	979,329
Shinfox Energy Co. Ltd. (b)	116,626	215,436
Shiny Brands Group Co. Ltd.	3,162	12,190
Silicon Integrated Systems Corp.	157,300	295,731
Silicon Motion Technology Corp. ADR	40,163	3,807,854
Sinbon Electronics Co. Ltd.	131,710	993,940
Sincere Navigation Corp.	176,000	133,395
Sino-American Silicon Products, Inc.	191,000	726,951
Sinon Corp.	3,402,000	4,939,251
SinoPac Financial Holdings Co. Ltd.	35,496,238	29,116,279
Sinphar Pharmaceutical Co. Ltd.	2,821,711	2,828,377
Sitronix Technology Corp.	46,000	327,515
Softstar Entertainment, Inc. (a)	59,295	97,859
Solar Applied Materials Technology Corp.	3,013,736	6,160,370
Stark Technology, Inc. (b)	2,788,747	16,287,058
STL Technology Co. Ltd.	398,000	2,063,259
SunMax Biotechnology Co. Ltd.	20,000	275,609
Sunonwealth Electric Machine Industry Co. Ltd.	181,000	751,247
Sunplus Innovation Technology, Inc.	81,109	331,323
Sunplus Technology Co. Ltd. (a) (b)	132,000	100,696
Supreme Electronics Co. Ltd. (b)	5,796,520	8,463,322
T3EX Global Holdings Corp.	36,000	82,683
TA Chen Stainless Pipe	3,143,611	3,971,029
Ta Ya Electric Wire & Cable (b)	5,101,368	6,728,624
TA-I Technology Co. Ltd.	60,000	103,353
TaiMed Biologics, Inc. (a)	138,219	343,303
Taimide Tech, Inc. (b)	428,950	969,705
Tainan Enterprises Co. Ltd. (b)	2,619,589	2,208,919
TaiSol Electronics Co. Ltd. (b)	50,000	95,807
Taisun Enterprise Co. Ltd. (b)	5,707,284	3,586,012
Taiwan Cogeneration Corp. (b)	3,374,728	5,276,127
Taiwan Cooperative Financial Holding Co. Ltd.	7,229,161	5,846,802
Taiwan FU Hsing Industrial Co. Ltd.	2,934,000	4,312,724
Taiwan Glass Industry Corp. (a) (b)	314,000	282,289
Taiwan Land Development Corp. (a) (d)	3,962,750	—
Taiwan Mobile Co. Ltd. (b)	1,871,000	6,691,351

See accompanying notes to financial statements.
73

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Taiwan Navigation Co. Ltd.	190,000	$170,812
Taiwan Paiho Ltd.	2,874,433	5,102,265
Taiwan Puritic Corp.	41,603	646,336
Taiwan Sakura Corp.	3,061,726	8,599,112
Taiwan Semiconductor Co. Ltd.	82,000	147,976
Taiwan Semiconductor Manufacturing Co. Ltd.	31,316,912	1,340,920,341
Taiwan Surface Mounting Technology Corp.	62,000	212,580
Taiwan Taxi Co. Ltd.	45,000	190,465
Taiwan TEA Corp. (a) (b)	5,985,913	2,759,436
Taiwan Union Technology Corp. (b)	260,612	2,689,234
Taiyen Biotech Co. Ltd.	2,919,500	3,094,030
Tatung Co. Ltd.	804,650	1,023,039
TCC Group Holdings Co. Ltd.	12,751,662	10,041,338
TCI Co. Ltd.	28,724	110,738
Teco Electric & Machinery Co. Ltd.	135,000	421,238
Thunder Tiger Corp. (a) (b)	387,584	1,882,093
Topoint Technology Co. Ltd.	322,000	1,067,065
Transasia Airways Corp. (a) (d)	361,784	—
Tripod Technology Corp.	856,079	8,440,572
TrueLight Corp. (a)	322,100	360,378
TS Financial Holding Co. Ltd. (b)	32,940,020	19,454,044
Tul Corp. (a)	48,000	130,402
Twoway Communications, Inc.	313,000	916,057
UDE Corp. (b)	86,000	274,552
Ultra Chip, Inc. (b)	77,000	118,236
U-Ming Marine Transport Corp.	259,000	485,232
Unimicron Technology Corp. (b)	2,471,000	12,282,843
Uni-President Enterprises Corp. (b)	6,300,993	16,208,342
United Alloy-Tech Co.	166,000	290,846
United Integrated Services Co. Ltd.	89,000	2,616,445
United Microelectronics Corp. ADR (b)	3,999,025	30,312,609
United Orthopedic Corp.	68,000	274,427
Unity Opto Technology Co. Ltd. (a) (d)	12,759	—
UPI Semiconductor Corp.	18,156	125,694
Vactronics Technologies, Inc. (b)	138,619	242,872
Vanguard International Semiconductor Corp. (b)	571,956	1,914,152
Via Technologies, Inc.	169,000	308,301
Visco Vision, Inc.	32,000	214,712
VisEra Technologies Co. Ltd.	14,474	132,972
Visual Photonics Epitaxy Co. Ltd.	310,151	1,638,372
Vizionfocus, Inc.	22,070	129,619
Voltronic Power Technology Corp.	45,000	1,368,692
Wafer Works Corp. (a)	236,105	235,888
Waffer Technology Corp.	95,224	199,959
Walsin Lihwa Corp.	2,835,974	2,414,644
Walsin Technology Corp.	100,000	342,870
Wan Hai Lines Ltd. (b)	913,450	2,226,830
Security Description	Shares	Value
Wei Chuan Foods Corp.	2,930,000	$1,480,478
Wei Mon Industry Co. Ltd. (a) (d)	240,450	—
Weikeng Industrial Co. Ltd. (b)	3,094,199	2,852,779
Weltrend Semiconductor	54,000	92,841
Win Semiconductors Corp.	161,000	490,744
Winbond Electronics Corp. (a)	3,203,942	3,579,442
WinWay Technology Co. Ltd. (b)	30,025	2,231,335
Wisdom Marine Lines Co. Ltd. (b)	279,000	537,348
Wistron Corp. (b)	5,044,476	23,254,442
Wiwynn Corp.	84,733	9,216,152
XinTec, Inc. (b)	174,000	819,247
Yageo Corp.	1,629,948	9,091,514
Yang Ming Marine Transport Corp. (b)	2,831,000	4,922,994
Yao Sheng Electronic Co. Ltd. (a)	92,000	213,111
Yieh Phui Enterprise Co. Ltd. (a)	2,508,085	1,283,750
Yuanta Financial Holding Co. Ltd.	9,664,837	11,051,236
Yulon Motor Co. Ltd. (b)	341,000	390,475
Zeng Hsing Industrial Co. Ltd.	75,579	224,173
Zenitron Corp.	6,054,000	6,257,005
Zhen Ding Technology Holding Ltd. (b)	39,000	212,415
ZillTek Technology Corp.	24,000	168,121
		2,971,015,439
THAILAND — 1.6%
Advanced Info Service PCL	2,953,842	26,525,784
Airports of Thailand PCL	8,070,300	10,086,318
All Energy & Utilities PCL (a)	45,000	167
Asset World Corp. PCL	925,600	63,982
B Grimm Power PCL (b)	569,700	240,854
Bangkok Commercial Asset Management PCL	288,686	69,042
Bangkok Dusit Medical Services PCL Class F	2,434,700	1,540,236
Bangkok Expressway & Metro PCL (b)	50,532,643	8,030,955
Bangkok Land PCL	33,036,200	519,934
Banpu PCL	17,054,617	2,389,383
Berli Jucker PCL (b)	248,500	157,206
BTS Group Holdings PCL (a)	1,526,000	144,100
Bumrungrad Hospital PCL (b)	306,600	1,660,494
Central Pattana PCL	2,440,800	4,218,016
Central Plaza Hotel PCL (b)	1,829,300	1,693,535
Central Retail Corp. PCL	2,422,700	1,637,313
CH Karnchang PCL (b)	271,248	128,907
Charoen Pokphand Foods PCL (b)	839,100	577,440
CP ALL PCL	8,291,486	12,089,885
CPN Retail Growth Leasehold REIT	596,600	213,565
Delta Electronics Thailand PCL	6,369,000	31,152,183
Ditto Thailand PCL	345,260	138,509
Electricity Generating PCL	1,558,573	5,507,070

See accompanying notes to financial statements.
74

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Energy Absolute PCL (a) (b)	5,811,100	$598,953
Global Power Synergy PCL (b)	361,600	432,402
Gulf Development PCL (a) (b)	5,889,870	7,906,476
Hana Microelectronics PCL	296,400	208,546
Indorama Ventures PCL	1,486,600	1,027,614
IRPC PCL (b)	35,927,858	1,241,759
Jasmine International PCL (a) (b)	10,343,867	456,464
Jasmine Technology Solution PCL (a)	3,700	3,397
Kasikornbank PCL	2,743,500	14,181,029
KCE Electronics PCL	43,900	30,888
Krung Thai Bank PCL	2,132,800	1,632,262
Land & Houses PCL	2,959,300	394,512
Minor International PCL	1,571,418	1,120,190
Muangthai Capital PCL	578,700	723,263
Precious Shipping PCL	887,800	190,409
PSG Corp. PCL (a)	4,990,800	157,094
PTT Exploration & Production PCL (b)	3,495,051	12,457,287
PTT Global Chemical PCL (b)	1,228,900	944,287
PTT PCL	17,426,599	17,881,019
Quality Houses PCL	11,318,483	475,023
Regional Container Lines PCL (b)	265,700	217,283
Sansiri PCL	11,741,133	528,994
SCB X PCL	2,101,762	8,334,406
Siam Cement PCL (b)	1,220,627	8,663,608
Sri Trang Agro-Industry PCL	898,800	349,479
Sri Trang Gloves Thailand PCL	2,374,300	534,868
Srisawad Corp. PCL	731,687	677,383
Thai Beverage PCL (b)	14,183,500	5,115,830
Thai Oil PCL	4,100,042	4,460,006
Thaicom PCL (a)	1,832,200	531,482
Tisco Financial Group PCL (b)	3,645,980	11,476,314
TMBThanachart Bank PCL (b)	179,466,349	10,522,637
True Corp. PCL (a) (b)	11,549,665	3,706,728
		225,966,770
TURKEY — 0.8%
AG Anadolu Grubu Holding AS	876,795	545,302
Akbank TAS	5,362,949	8,086,889
Akfen Gayrimenkul Yatirim Ortakligi AS REIT (a)	4,074,056	260,627
Akfen Yenilenebilir Enerji AS (a)	550,638	219,961
AKIS Gayrimenkul Yatirimi AS REIT	2,973,467	559,932
Anadolu Efes Biracilik Ve Malt Sanayii AS	7,747,455	2,576,864
Aselsan Elektronik Sanayi Ve Ticaret AS	1,130,190	5,843,866
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	228,207	535,660
Bera Holding AS (a)	1,350,989	545,848
BIM Birlesik Magazalar AS	601,312	7,823,614
Biotrend Cevre VE Enerji Yatirimlari AS (a)	498,262	324,981
Security Description	Shares	Value
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (a)	48,621	$498,131
Borusan Yatirim ve Pazarlama AS	5,720	311,171
Can2 Termik AS (a)	2,181,241	109,638
Cimsa Cimento Sanayi VE Ticaret AS	143,966	163,076
Coca-Cola Icecek AS	235,316	260,327
CW Enerji Muhendislik Ticaret VE Sanayi AS (a)	344,617	197,585
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR (a) (b)	686,455	1,846,564
Dogan Sirketler Grubu Holding AS	6,639,277	2,735,196
EGE Endustri VE Ticaret AS	657	128,144
Enka Insaat ve Sanayi AS	790,009	1,337,565
Eregli Demir ve Celik Fabrikalari TAS	6,934,138	4,902,867
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (a)	330,367	223,261
Ford Otomotiv Sanayi AS	2,019,831	4,811,493
Girsim Elektrik Sanayi Taahut Ve Ticaret AS (a)	143,200	155,665
Global Yatirim Holding AS	969,952	192,682
Gubre Fabrikalari TAS (a)	79,044	542,257
Haci Omer Sabanci Holding AS	2,538,310	5,298,765
Investco Holding AS (a)	11,732	92,475
Is Gayrimenkul Yatirim Ortakligi AS REIT (a)	759,635	346,563
Is Yatirim Menkul Degerler AS	606,912	633,762
Izmir Demir Celik Sanayi AS (a)	856,947	140,556
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	137,200	111,989
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (a)	333,509	227,791
Kiler Holding AS (a)	147,955	394,969
Kizilbuk Gayrimenkul Yatirim Ortakligi AS REIT (a)	722,190	268,517
KOC Holding AS	2,202,903	9,160,109
Kontrolmatik Enerji Ve Muhendislik AS	327,410	286,303
Kuyumcukent Gayrimenkul Yatirimlari AS REIT (a)	350,976	442,302
Logo Yazilim Sanayi Ve Ticaret AS	100,098	416,950
Margun Enerji Uretim Sanayi VE Ticaret AS (a)	1,221,612	661,625
MIA Teknoloji AS (a)	396,110	423,541
Migros Ticaret AS	39,866	426,651
MLP Saglik Hizmetleri AS (a) (c)	166,335	1,328,104
Nuh Cimento Sanayi AS	42,752	229,386
ODAS Elektrik Uretim ve Sanayi Ticaret AS (a)	1,371,034	180,362
Otokar Otomotiv Ve Savunma Sanayi AS (a)	29,443	362,899
Oyak Cimento Fabrikalari AS (a)	1,348,783	687,034

See accompanying notes to financial statements.
75

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Oyak Yatirim Menkul Degerler AS (a)	253,656	$276,346
Ozak Gayrimenkul Yatirim Ortakligi REIT (a)	1,341,080	423,799
Pasifik Gayrimenkul Yatirim Ortakligi REIT	8,925,265	697,613
Pegasus Hava Tasimaciligi AS (a)	211,305	1,100,216
Politeknik Metal Sanayi ve Ticaret AS (a)	901	191,769
Reysas Gayrimenkul Yatirim Ortakligi AS REIT (a)	3,600,918	1,727,693
Reysas Tasimacilik ve Lojistik Ticaret AS (a)	1,115,123	390,208
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	804,036	290,246
Sasa Polyester Sanayi AS (a)	8,346,282	752,722
SDT Uzay VE Savunma Teknolojileri AS	24,945	123,944
Selcuk Ecza Deposu Ticaret ve Sanayi AS	207,794	399,541
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (a)	216,421	145,632
Sok Marketler Ticaret AS	116,989	102,413
Tofas Turk Otomobil Fabrikasi AS	59,146	368,769
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	463,760	833,710
Turk Altin Isletmeleri AS (a)	650,512	394,558
Turk Hava Yollari AO	1,249,840	9,468,371
Turk Traktor ve Ziraat Makineleri AS	18,719	256,832
Turkcell Iletisim Hizmetleri AS	2,187,649	5,148,121
Turkiye Garanti Bankasi AS	1,122,232	3,773,116
Turkiye Halk Bankasi AS (a)	484,910	307,176
Turkiye Is Bankasi AS Class C	14,758,328	5,022,314
Turkiye Petrol Rafinerileri AS	1,657,527	7,434,465
Turkiye Sigorta AS	3,111,316	694,388
Turkiye Sinai Kalkinma Bankasi AS (a)	1,069,009	343,477
Turkiye Sise ve Cam Fabrikalari AS	128,051	114,930
Turkiye Vakiflar Bankasi TAO Class D (a)	827,470	509,451
Ulker Biskuvi Sanayi AS	948,144	2,382,873
Yapi ve Kredi Bankasi AS (a)	5,885,170	4,803,758
Yeni Gimat Gayrimenkul Ortakligi AS REIT	163,212	536,183
YEO Teknoloji Enerji VE Endustri AS (a)	225,638	198,611
Ziraat Gayrimenkul Yatirim Ortakligi AS REIT	2,337,796	1,295,387
		118,368,451
UNITED ARAB EMIRATES — 1.6%
Abu Dhabi Commercial Bank PJSC	5,484,758	21,771,786
Security Description	Shares	Value
Abu Dhabi Islamic Bank PJSC	1,343,182	$7,964,744
Abu Dhabi National Energy Co. PJSC	996,066	951,863
Abu Dhabi National Oil Co. for Distribution PJSC	3,676,330	3,803,445
Abu Dhabi Ports Co. PJSC (a)	833,887	846,828
ADNOC Drilling Co. PJSC	2,705,973	4,147,734
Adnoc Gas PLC	5,358,831	5,164,787
Agthia Group PJSC	119,100	124,839
Air Arabia PJSC	9,880,719	10,087,856
Ajman Bank PJSC	4,927,424	1,918,382
AL Seer Marine Supplies & Equipment Co. LLC (a)	638,886	556,612
Al Waha Capital PJSC	1,856,862	798,759
Aldar Properties PJSC	8,289,119	21,394,187
Amanat Holdings PJSC	892,616	277,044
Americana Restaurants International PLC - Foreign Co.	1,609,900	863,464
Amlak Finance PJSC (a)	900,697	436,494
Apex Investment Co. PSC (a)	1,527,146	1,675,578
Arabtec Holding PJSC (a) (d)	504,845	—
Burjeel Holdings PLC	615,296	216,099
Dana Gas PJSC	4,501,653	931,461
Deyaar Development PJSC	4,541,095	1,235,109
Dubai Electricity & Water Authority PJSC	11,765,869	8,681,052
Dubai Financial Market PJSC	4,004,098	1,755,131
Dubai Investments PJSC	3,396,750	2,792,863
Dubai Islamic Bank PJSC	3,785,835	9,874,299
Emaar Development PJSC	1,018,332	3,728,986
Emaar Properties PJSC	7,961,891	28,288,232
Emirates NBD Bank PJSC	2,859,668	18,919,121
Emirates Telecommunications Group Co. PJSC	4,626,948	23,733,107
EMSTEEL Building Materials PJSC (a)	539,619	170,422
Eshraq Investments PJSC (a)	5,331,392	760,591
Fertiglobe PLC	1,565,167	1,048,274
First Abu Dhabi Bank PJSC	6,509,316	27,717,316
Ghitha Holding PJSC (a)	74,487	544,710
Gulf General Investment Co. (a) (d)	638,957	—
Gulf Navigation Holding PJSC (a)	585,565	1,438,006
Invest bank PSC (a) (d)	76,929	4,713
Modon Holding PSC (a)	2,970,491	2,822,492
Multiply Group PJSC (a)	4,775,843	3,783,747
National Central Cooling Co. PJSC	4,676,418	3,654,048
NMDC Group PJSC	313,230	1,860,789
Orascom Construction PLC	33,959	298,108
RAK Properties PJSC (a)	7,806,555	3,145,576
Ras Al Khaimah Ceramics PJSC	424,915	279,960
Salik Co. PJSC	1,703,087	2,786,701
Shuaa Capital PSC (a)	7,873,411	531,611
Space42 PLC (a)	644,168	324,452

See accompanying notes to financial statements.
76

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Union Properties PJSC (a)	3,116,834	$692,441
Yalla Group Ltd. ADR (a)	94,402	708,959
		235,512,778
UNITED KINGDOM — 0.1%
Metlen Energy & Metals PLC (a)	129,563	7,261,681
UNITED STATES — 0.1%
Belite Bio, Inc. ADR (a) (b)	11,396	843,304
GCS Holdings, Inc. (a)	231,000	1,045,935
HUUUGE, Inc. (a) (c)	86,137	555,592
JBS NV Class A (a) (b)	1,528	22,813
JS Global Lifestyle Co. Ltd. (a) (c)	1,315,500	314,486
Legend Biotech Corp. ADR (a) (b)	84,300	2,749,023
Seanergy Maritime Holdings Corp. (b)	17,745	146,574
Titan SA	72,696	2,972,539
		8,650,266
TOTAL COMMON STOCKS (Cost $11,033,943,845)		14,391,332,627
PREFERRED STOCKS — 0.0% *
INDIA — 0.0% *
TVS Motor Co. Ltd. 6.00% (a) (Cost $0)	841,844	94,814
RIGHTS — 0.0% *
HONG KONG — 0.0%
Sihuan Pharmaceutical Holdings Group Ltd. (expiring 10/09/25) (a) (d)	635	—
KUWAIT — 0.0% *
Kuwait Real Estate Co. KSC (expiring 10/14/25) (a)	1,309,035	766,870
TOTAL RIGHTS (Cost $0)		766,870
WARRANTS — 0.0% *
GREECE — 0.0% *
Diana Shipping, Inc. (expiring 12/14/26) (a)	13,092	1,276
MALAYSIA — 0.0% *
Comfort Gloves Bhd. (expiring 06/26/26) (a)	75,600	180
Dagang NeXchange Bhd. (expiring 07/23/30) (a)	1,349,066	25,644
Frontken Corp. Bhd. (expiring 05/03/26) (a)	348,950	21,558
GDEX Bhd. (expiring 01/04/28) (a)	160,612	382
Malaysian Resources Corp. Bhd. (expiring 10/29/27) (a)	179,301	1,917
NEXG Bhd. (expiring 02/17/28) (a)	2,525,250	174,010
SKP Resources Bhd. (expiring 04/25/26) (a)	108,980	129
Security Description	Shares	Value
Supermax Corp. Bhd. (expiring 03/01/30) (a)	199,450	$6,398
Top Glove Corp. Bhd. (expiring 02/09/30) (a)	293,315	10,803
VS Industry Bhd. (expiring 09/05/26) (a)	847,330	4,027
YTL Corp. Bhd. (expiring 06/02/28) (a)	898,714	273,341
YTL Power International Bhd. (expiring 06/02/28) (a)	286,600	119,857
		638,246
SINGAPORE — 0.0% *
Guan Chong Bhd. (expiring 06/19/28) (a)	1,439,966	51,324
THAILAND — 0.0% *
VGI PCL (expiring 05/23/27) (a)	70,080	43
TOTAL WARRANTS (Cost $7,872)		690,889
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (f) (g)	13,111,137	13,111,137
State Street Navigator Securities Lending Portfolio II (h) (i)	264,474,935	264,474,935
TOTAL SHORT-TERM INVESTMENTS (Cost $277,586,072)		277,586,072
TOTAL INVESTMENTS — 102.3% (Cost $11,311,537,789)		14,670,471,272
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(329,624,167)
NET ASSETS — 100.0%		$14,340,847,105
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.0% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the securities is $221,749, representing less than 0.05% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.

See accompanying notes to financial statements.
77

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

(g)	The rate shown is the annualized seven-day yield at September 30, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	660	12/19/2025	$44,506,621	$44,870,100	$363,479

During the year ended September 30, 2025, the average notional value related to futures contracts was $68,527,392.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$14,163,855,993	$227,254,885	$221,749	$14,391,332,627
Preferred Stocks	—	94,814	—	94,814
Rights	766,870	—	0(a)	766,870
Warrants	297,562	393,327	—	690,889
Short-Term Investments	277,586,072	—	—	277,586,072
TOTAL INVESTMENTS	$14,442,506,497	$227,743,026	$221,749	$14,670,471,272
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$363,479	$—	$—	$363,479
TOTAL OTHER FINANCIAL INSTRUMENTS:	$363,479	$—	$—	$363,479
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2025.
Sector Breakdown as of September 30, 2025

% of Net Assets
Information Technology	21.8%
Financials	21.3
Consumer Discretionary	13.9
Communication Services	9.9
Industrials	7.8
Materials	7.6
Health Care	4.6
Consumer Staples	4.5
Energy	4.0
Utilities	2.9
Real Estate	2.1
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(2.3)
See accompanying notes to financial statements.
78

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

% of Net Assets
TOTAL	100.0%%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	70,193,807	$70,193,807	$1,139,981,513	$1,197,064,183	$—	$—	13,111,137	$13,111,137	$2,844,070
State Street Navigator Securities Lending Portfolio II	197,452,962	197,452,962	1,646,397,719	1,579,375,746	—	—	264,474,935	264,474,935	2,278,808
Total		$267,646,769	$2,786,379,232	$2,776,439,929	$—	$—		$277,586,072	$5,122,878
See accompanying notes to financial statements.
79

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 0.8%
Glencore PLC (a)	457,801	$2,105,331
Rio Tinto PLC	50,884	3,348,064
		5,453,395
AUSTRIA — 0.6%
Addiko Bank AG (a)	551	13,531
Agrana Beteiligungs AG	554	8,039
AMAG Austria Metall AG (b)	146	4,169
ams-OSRAM AG (a)	4,612	64,341
ANDRITZ AG	3,015	212,203
AT&S Austria Technologie & Systemtechnik AG (a)	1,135	29,873
BAWAG Group AG (b)	3,782	497,711
CA Immobilien Anlagen AG	2,125	58,377
CPI Europe AG (a)	1,416	30,913
DO & Co. AG	396	103,297
Erste Group Bank AG	14,258	1,393,862
EVN AG	1,849	50,838
FACC AG (a)	820	8,999
Flughafen Wien AG	166	10,182
Frequentis AG	139	12,053
Kontron AG	2,223	71,465
Lenzing AG (a)	841	25,149
Mayr Melnhof Karton AG	409	38,013
Mondi PLC	19,071	262,905
Oesterreichische Post AG	1,520	52,866
OMV AG	6,765	361,038
Palfinger AG	575	23,850
PIERER Mobility AG (a)	413	6,935
Porr AG	1,118	37,373
Raiffeisen Bank International AG	6,191	213,432
Rosenbauer International AG (a)	138	7,459
SBO AG	536	16,816
Semperit AG Holding	447	6,712
Strabag SE	800	72,944
Telekom Austria AG	3,926	41,979
UBM Development AG (a)	138	3,454
UNIQA Insurance Group AG	5,336	79,250
Verbund AG	3,077	223,798
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,800	99,088
voestalpine AG	5,206	185,836
Wienerberger AG	5,345	172,208
Zumtobel Group AG	1,273	5,983
		4,506,941
BELGIUM — 1.5%
Ackermans & van Haaren NV	1,050	268,957
Aedifica SA REIT	2,223	164,688
Ageas SA	7,618	527,223
AGFA-Gevaert NV (a)	5,209	5,711
Anheuser-Busch InBev SA	48,764	2,910,723
Ascencio REIT	167	10,066
Atenor (a)	147	515
Azelis Group NV	8,515	115,459
Security Description	Shares	Value
Banque Nationale de Belgique (a)	4	$1,936
Banqup Group (a)	1,197	5,274
Barco NV	3,248	51,598
Bekaert SA	1,661	75,920
Biocartis Group NV (a) (b) (c)	1,354	—
bpost SA (a)	4,492	12,219
Care Property Invest NV REIT	2,224	30,418
Cie d'Entreprises CFE	294	3,178
Cie du Bois Sauvage SA	26	7,943
CMB Tech NV (a) (d)	5,285	50,797
Cofinimmo SA REIT	1,885	163,458
Colruyt Group NV (d)	1,542	60,733
Deceuninck NV	3,252	7,852
Deme Group NV	286	41,737
D'ieteren Group	1,011	189,118
Econocom Group SA NV	4,095	8,507
Elia Group SA (d)	2,381	274,592
EVS Broadcast Equipment SA	539	22,578
Fagron	3,250	75,535
Financiere de Tubize SA	988	226,840
Floridienne SA	8	5,875
Fluxys Belgium SA	279	6,425
Galapagos NV (a)	1,980	67,841
Gimv NV	1,096	58,595
Groupe Bruxelles Lambert NV	3,636	324,908
Home Invest Belgium SA REIT	308	7,100
Immobel SA (a)	161	4,890
Ion Beam Applications (d)	1,001	12,397
Jensen-Group NV	163	11,530
KBC Ancora	1,856	146,986
KBC Group NV	10,466	1,247,586
Kinepolis Group NV (d)	688	25,869
Lotus Bakeries NV	20	188,470
Melexis NV (d)	968	76,718
Montea NV REIT	970	78,187
Nextensa SA REIT (a)	138	6,745
Nyxoah SA (a)	538	2,497
Ontex Group NV (a) (d)	3,065	22,761
Orange Belgium SA (a)	567	12,658
Proximus SADP	7,181	62,776
Recticel SA (d)	1,836	19,286
Retail Estates NV REIT	747	55,736
Shurgard Self Storage Ltd. REIT	1,437	54,453
Sipef NV	279	24,128
Sofina SA	728	214,705
Solvay SA	3,368	106,929
Syensqo SA	3,492	281,883
Tessenderlo Group SA (d)	966	29,341
TINC Comm VA	1,334	16,051
UCB SA	5,835	1,611,189
Umicore SA	9,008	159,930
Van de Velde NV	269	9,767
Vastned NV REIT	530	18,682
VGP NV	677	75,650
Warehouses De Pauw CVA REIT	9,022	225,586

See accompanying notes to financial statements.
80

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Wereldhave Belgium Comm VA REIT	129	$7,852
X-Fab Silicon Foundries SE (a) (b) (d)	2,274	18,423
Xior Student Housing NV REIT	1,888	64,888
		10,678,868
BERMUDA — 0.0% *
Conduit Holdings Ltd.	7,318	33,595
Himalaya Shipping Ltd. (a)	724	6,030
Northern Ocean Ltd. (a)	5,064	3,035
		42,660
BRAZIL — 0.1%
Pluxee NV	3,794	67,360
Yara International ASA	7,753	283,303
		350,663
CANADA — 0.0% *
International Petroleum Corp. (a)	3,292	54,954
CHILE — 0.1%
Antofagasta PLC	18,797	696,153
CHINA — 0.6%
Prosus NV	59,456	4,187,455
CYPRUS — 0.0% *
ASBISc Enterprises PLC	1,712	12,789
DENMARK — 3.0%
ALK-Abello AS (a)	6,380	209,292
Alm Brand AS	40,229	112,338
Ambu AS Class B	8,855	129,073
AP Moller - Maersk AS Class A	133	260,230
AP Moller - Maersk AS Class B	209	410,085
Asetek AS (a)	5,667	677
Atlantic Sapphire ASA (a)	241	184
Bang & Olufsen AS (a)	4,073	8,232
Bavarian Nordic AS (a)	3,627	130,400
Better Collective AS (a) (d)	1,525	19,458
Broedrene A&O Johansen AS Class B	932	13,937
Cadeler AS (a)	10,400	52,950
Carlsberg AS Class B	4,474	520,305
cBrain AS	584	16,657
Cementir Holding NV	2,101	35,055
Chemometec AS	879	86,339
Coloplast AS Class B	7,258	620,371
D/S Norden AS	1,011	36,730
Danske Bank AS	30,796	1,313,222
Demant AS (a)	4,473	155,043
Dfds AS (a)	1,557	23,712
Djurslands Bank AS	127	14,394
DSV AS	9,401	1,871,232
FLSmidth & Co. AS	1,972	138,445
Genmab AS (a)	3,010	913,263
GN Store Nord AS (a)	6,474	109,449
Gubra AS	314	19,257
H Lundbeck AS	13,060	93,621
Security Description	Shares	Value
H&H International AS Class B (a)	729	$11,165
ISS AS	7,296	231,072
Jeudan AS	413	13,262
Jyske Bank AS	1,994	222,225
Lan & Spar Bank	165	25,453
Matas AS	1,671	34,194
Napatech AS (a)	1,423	3,851
Netcompany Group AS (a) (b)	2,134	81,157
Nilfisk Holding AS (a)	447	7,810
NKT AS (a)	2,536	246,303
Novo Nordisk AS Class B	152,120	8,252,764
Novonesis Novozymes B Class B	16,434	1,006,559
NTG Nordic Transport Group AS (a)	724	21,152
Orsted AS (a) (b)	6,894	123,223
Orsted AS (a)	14,772	264,035
Pandora AS	3,709	483,651
Per Aarsleff Holding AS	853	92,110
Ringkjoebing Landbobank AS	1,250	290,030
Rockwool AS Class A	2,730	101,395
Rockwool AS Class B	4,485	166,684
Royal Unibrew AS	1,993	152,154
Scandinavian Tobacco Group AS (b)	2,406	33,215
Schouw & Co. AS	571	52,940
Solar AS Class B	258	8,204
SP Group AS	407	17,234
Sparekassen Sjaelland-Fyn AS	470	25,376
Sydbank AS	2,241	180,083
Trifork Group AG (a)	580	7,450
Tryg AS	15,324	389,082
UIE PLC	589	27,165
Vestas Wind Systems AS	48,235	909,607
Zealand Pharma AS (a)	3,049	221,303
		21,015,859
FAEROE ISLANDS — 0.0% *
Bakkafrost P	2,374	108,828
FINLAND — 1.9%
Afarak Group SE (a)	7,029	2,147
Aktia Bank OYJ	2,929	34,416
Alandsbanken Abp Class A	125	6,580
Alandsbanken Abp Class B	297	15,006
Alisa Pankki OYJ (a)	273	6,271
Alma Media OYJ (d)	1,941	32,728
Anora Group OYJ (d)	1,983	7,025
Aspo OYJ	1,150	8,080
Atria OYJ	419	6,400
Bittium OYJ	1,573	27,872
CapMan OYJ Class B	7,024	15,202
Citycon OYJ	3,487	13,406
Digia OYJ	676	5,084
Elisa OYJ	7,153	375,357
Endomines Finland OYJ (a)	274	8,387
Enento Group OYJ (b)	974	17,373
eQ OYJ	837	11,802
Etteplan OYJ	447	5,305
Evli OYJ Class B	158	3,629

See accompanying notes to financial statements.
81

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Finnair OYJ (d)	3,932	$13,278
Fiskars OYJ Abp (d)	2,261	32,411
Fortum OYJ	20,632	390,427
F-Secure OYJ	5,174	10,335
Gofore OYJ	308	5,349
GRK Infra OYJ (a)	1,869	29,454
Harvia OYJ (d)	972	39,345
Hiab OYJ Class B	1,947	113,517
HKFoods OYJ	2,527	4,365
Huhtamaki OYJ	4,523	156,672
Incap OYJ (a) (d)	730	8,440
Kalmar OYJ Class B	1,852	73,378
Kamux Corp.	1,244	2,923
Kemira OYJ	5,466	122,542
Kempower OYJ (a)	1,111	18,563
Kesko OYJ Class A	4,384	94,061
Kesko OYJ Class B	13,277	282,369
Kojamo OYJ (a) (d)	8,276	105,509
Kone OYJ Class B	18,838	1,283,809
Konecranes OYJ	3,368	277,809
Lassila & Tikanoja OYJ	1,678	20,584
Lindex Group OYJ (a) (d)	5,645	19,003
Mandatum OYJ	19,380	129,980
Marimekko OYJ (d)	1,832	26,951
Metsa Board OYJ Class B (d)	7,891	27,779
Metso OYJ (d)	30,673	421,136
Musti Group OYJ (a)	250	5,852
Neste OYJ	20,309	371,906
Nokia OYJ	241,630	1,158,090
Nokian Renkaat OYJ (d)	5,640	50,995
Nordea Bank Abp (e)	118,060	1,936,891
Nordea Bank Abp (e)	37,775	620,289
Olvi OYJ Class A	718	25,267
Oma Saastopankki OYJ	409	5,507
Optomed OYJ (a)	551	2,357
Oriola OYJ Class B	5,174	6,991
Orion OYJ Class A	1,283	97,688
Orion OYJ Class B	5,199	397,990
Orthex OYJ	419	2,265
Outokumpu OYJ (d)	18,257	82,976
Pihlajalinna OYJ	829	15,585
Ponsse OYJ	536	16,753
Puuilo OYJ	4,070	70,969
QT Group OYJ (a) (d)	967	51,880
Raisio OYJ Class V	5,751	16,556
Rapala VMC OYJ (a)	974	1,362
Relais Group OYJ	441	7,980
Remedy Entertainment OYJ (a)	436	7,920
Revenio Group OYJ	1,099	29,830
Sampo OYJ Class A (e)	106,155	1,219,630
Sampo OYJ Class A (e)	12,709	145,519
Sanoma OYJ	3,771	47,322
Scanfil OYJ	1,004	12,552
Sitowise Group PLC (a)	1,292	4,069
Stora Enso OYJ Class A	1,470	16,443
Stora Enso OYJ Class R	29,746	326,308
Security Description	Shares	Value
Suominen OYJ (a)	1,383	$2,941
Taaleri PLC (d)	729	6,210
Talenom OYJ	1,255	5,139
Tecnotree OYJ	391	2,095
Terveystalo OYJ (b)	4,376	52,035
TietoEVRY OYJ (d)	4,937	89,335
Tokmanni Group Corp. (d)	2,237	23,880
United Bankers OYJ	168	3,760
UPM-Kymmene OYJ	24,809	678,334
Vaisala OYJ Class A	1,514	79,163
Valmet OYJ (d)	7,046	234,131
Verkkokauppa.com OYJ (a) (d)	1,112	4,821
Viking Line Abp	434	11,219
Wartsila OYJ Abp	23,162	692,631
WithSecure OYJ (a)	4,508	8,984
YIT OYJ (a) (d)	7,865	27,484
		12,989,963
FRANCE — 13.8%
AB Science SA (a)	966	1,430
Abivax SA (a)	2,306	194,817
Accor SA	10,077	477,171
Aeroports de Paris SA (d)	1,104	145,676
Air France-KLM (a)	6,483	87,030
Air Liquide SA	27,400	5,694,007
Airbus SE	27,873	6,465,002
Alstom SA (a)	16,528	429,579
Altarea SCA REIT (d)	276	33,987
Alten SA	1,416	116,300
Amundi SA (b)	3,102	245,663
Antin Infrastructure Partners SA	1,288	17,707
ARGAN SA REIT	629	47,079
Arkema SA	3,139	197,694
Atos SE (a)	903	60,669
Aubay	419	23,607
AXA SA	86,668	4,138,569
Ayvens SA (b)	13,648	164,694
Beneteau SACA (d)	1,566	15,861
BioMerieux	2,358	315,300
BNP Paribas SA	50,575	4,595,383
Bollore SE	33,102	187,318
Bonduelle SCA	578	5,569
Bouygues SA	13,104	590,021
Bureau Veritas SA	15,871	496,794
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	698	23,764
Caisse Regionale de Credit Agricole Mutuel Nord de France	700	21,821
Canal & SA	33,783	111,427
Capgemini SE	8,068	1,171,241
Carmila SA REIT (a)	2,416	49,849
Carrefour SA	29,537	447,533
Casino Guichard Perrachon SA (a) (d)	7,155	4,039
Christian Dior SE	235	136,130
Cie de L'Odet SE	21	33,657
Cie de Saint-Gobain SA	23,530	2,534,192

See accompanying notes to financial statements.
82

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Cie des Alpes	1,519	$38,017
Cie Generale des Etablissements Michelin SCA	33,240	1,192,801
Clariane SE (a)	7,738	43,024
Coface SA	4,937	92,061
Covivio SA REIT	2,705	181,803
Credit Agricole SA	53,033	1,041,886
Danone SA	30,579	2,664,592
Dassault Aviation SA	867	289,929
Dassault Systemes SE	34,744	1,163,898
DBV Technologies SA (a)	3,502	6,905
Derichebourg SA	4,057	25,074
Edenred SE	11,234	266,639
Eiffage SA	4,684	598,252
Elior Group SA (a) (b) (d)	7,046	21,890
Elis SA	8,354	240,294
Emeis SA (a)	3,080	53,416
Engie SA	87,644	1,879,931
Equasens	167	7,790
Eramet SA (d)	535	35,077
EssilorLuxottica SA	14,844	4,813,908
Eurazeo SE	2,161	142,321
Euroapi SA (a)	2,503	9,082
Eutelsat Communications SACA (a) (d)	7,754	31,114
Exail Technologies SA (a)	465	55,512
Exosens SAS	1,424	72,282
FDJ UNITED	5,609	187,831
Fnac Darty SA	586	20,106
Forvia SE (a) (e)	7,051	94,531
Forvia SE (a) (d) (e)	849	11,507
Gaztransport Et Technigaz SA	1,784	330,361
Gecina SA REIT	2,262	226,715
Getlink SE	14,922	274,572
Hermes International SCA	1,664	4,072,681
ICADE REIT	1,399	35,211
ID Logistics Group SACA (a)	137	64,631
Imerys SA	1,536	40,500
Interparfums SA	1,080	35,633
Ipsen SA	1,801	240,397
IPSOS SA	1,820	80,964
JCDecaux SE	3,627	65,077
Kaufman & Broad SA	586	20,484
Kering SA	3,414	1,133,435
Klepierre SA REIT	10,527	410,163
Lagardere SA	817	18,988
Lectra	1,399	38,876
Legrand SA	12,471	2,060,271
LISI SA	727	39,465
L'Oreal SA	11,415	4,942,551
LVMH Moet Hennessy Louis Vuitton SE	11,995	7,335,991
Maisons du Monde SA (a) (b)	970	2,124
Manitou BF SA	447	9,801
Mercialys SA REIT	4,758	61,273
Mersen SA	870	25,658
Security Description	Shares	Value
Metropole Television SA	2,363	$35,428
Neurones	402	18,776
Nexans SA	1,639	242,654
Nexity SA (a)	1,853	24,015
Opmobility	2,815	45,182
Orange SA	93,560	1,518,174
OVH Groupe SA (a)	2,008	28,973
Pernod Ricard SA	9,267	909,644
Peugeot Invest SA	166	14,570
Planisware SA	1,097	25,187
Publicis Groupe SA	11,189	1,073,853
Quadient SA	1,545	23,781
Remy Cointreau SA	1,010	54,567
Renault SA	9,947	406,733
Rexel SA	11,042	361,206
Robertet SA (d)	44	41,050
Rubis SCA	3,784	141,300
Safran SA	17,743	6,256,491
Sartorius Stedim Biotech	1,328	268,467
SCOR SE	7,614	268,393
SEB SA (d)	1,385	101,630
Societe BIC SA	1,117	69,692
Societe Generale SA	37,719	2,497,865
Societe LDC SADIR	330	35,518
Sodexo SA	4,123	259,424
SOITEC (a)	1,306	59,494
Solutions 30 SE (a) (d)	3,361	4,194
Sopra Steria Group	770	146,389
SPIE SA	8,017	431,435
Stef SA	140	19,773
Sword Group	308	12,956
Technip Energies NV	6,192	291,606
Teleperformance SE (d)	2,650	197,225
Television Francaise 1 SA	4,658	47,370
Thales SA	4,545	1,423,744
Thermador Groupe (d)	395	34,531
Tikehau Capital SCA (d)	1,973	42,888
TotalEnergies SE	108,211	6,577,361
Trigano SA	400	69,701
Ubisoft Entertainment SA (a)	4,640	53,070
Unibail-Rodamco-Westfield REIT (a)	5,400	567,497
Valeo SE	10,129	126,573
Vallourec SACA	7,983	151,816
Valneva SE (a)	7,637	44,437
Veolia Environnement SA	31,366	1,068,059
Verallia SA (b) (d)	1,315	36,465
Vetoquinol SA	150	13,589
Vicat SACA	831	58,293
Vinci SA	27,599	3,824,979
Virbac SACA	216	79,820
Viridien (a) (d)	304	22,843
Vivendi SE (a)	33,783	119,006
Voltalia SA (a)	1,830	16,095
VusionGroup	418	125,243
Waga Energy SA (a)	411	10,455
Wavestone	408	23,131

See accompanying notes to financial statements.
83

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Wendel SE	1,284	$122,959
Worldline SA (a) (b) (d)	10,821	34,965
		96,708,410
GABON — 0.0% *
BW Energy Ltd. (a)	2,136	9,965
GEORGIA — 0.1%
Georgia Capital PLC (a)	1,620	52,560
Lion Finance Group PLC	1,685	173,535
TBC Bank Group PLC	2,197	134,428
		360,523
GERMANY — 14.0%
7C Solarparken AG (a)	3,222	6,307
Adesso SE	132	15,200
adidas AG	8,102	1,707,861
ADLER Group SA (a) (b)	4,067	970
Adtran Networks SE	851	21,498
AIXTRON SE	5,186	89,880
Allianz SE	18,337	7,700,530
AlzChem Group AG	316	55,769
Amadeus Fire AG	258	15,158
Aroundtown SA (a)	31,710	121,614
Atoss Software SE	438	56,611
Aumovio SE (a)	2,622	108,179
Aurubis AG	1,245	155,357
Auto1 Group SE (a)	6,627	225,815
BASF SE	42,442	2,113,961
Basler AG (a)	676	14,139
Bayer AG	46,277	1,535,019
Bayerische Motoren Werke AG	13,260	1,331,198
Bayerische Motoren Werke AG Preference Shares	2,784	258,261
BayWa AG (a)	564	5,328
Bechtle AG	3,908	180,186
Beiersdorf AG	4,512	471,842
Bike24 Holding AG (a)	1,127	3,959
Bilfinger SE	1,566	172,413
Borussia Dortmund GmbH & Co. KGaA	3,251	13,828
BRANICKS Group AG (a)	1,678	3,872
Brenntag SE	5,755	344,192
CANCOM SE	1,087	33,399
Carl Zeiss Meditec AG	1,711	84,760
Ceconomy AG (a)	7,714	39,745
Cewe Stiftung & Co. KGaA	258	30,285
Commerzbank AG	35,891	1,353,297
Continental AG	5,243	345,729
Covestro AG (a)	755	51,719
CTS Eventim AG & Co. KGaA	2,814	275,758
Daimler Truck Holding AG	26,209	1,078,461
Dermapharm Holding SE	853	32,624
Deutsche Bank AG	92,341	3,249,595
Deutsche Beteiligungs AG	551	15,927
Deutsche Boerse AG	8,882	2,380,531
Deutsche EuroShop AG	681	14,819
Deutsche Lufthansa AG	29,286	248,035
Security Description	Shares	Value
Deutsche Pfandbriefbank AG (b)	6,174	$36,309
Deutsche Post AG	44,125	1,967,070
Deutsche Telekom AG	166,917	5,689,657
Deutsche Wohnen SE	2,363	60,112
Deutz AG	6,918	72,873
DMG Mori AG	414	22,571
Douglas AG (a)	1,265	18,282
Dr. Ing hc F Porsche AG Preference Shares (b)	5,256	254,937
Draegerwerk AG & Co. KGaA Preference Shares	396	29,314
Duerr AG	2,249	52,746
DWS Group GmbH & Co. KGaA (b)	1,411	88,367
E.ON SE	105,805	1,990,998
Eckert & Ziegler SE	2,034	42,589
Elmos Semiconductor SE	396	38,108
ElringKlinger AG	1,263	6,827
EnBW Energie Baden-Wuerttemberg AG	970	73,628
Energiekontor AG	307	15,836
Evonik Industries AG	11,918	206,834
Evotec SE (a)	7,041	51,194
Fielmann Group AG	1,112	67,159
flatexDEGIRO AG	4,338	142,109
Fraport AG Frankfurt Airport Services Worldwide (a)	1,691	146,138
Freenet AG	5,612	179,491
Fresenius Medical Care AG	9,979	523,653
Fresenius SE & Co. KGaA	19,658	1,094,852
Friedrich Vorwerk Group SE	293	28,196
FUCHS SE	1,520	54,384
FUCHS SE Preference Shares	3,211	143,673
GEA Group AG	6,849	505,790
Gerresheimer AG	1,520	63,046
GFT Technologies SE	700	14,953
Grand City Properties SA	3,531	46,634
Grenke AG	1,273	24,830
Hamborner REIT AG	3,257	21,737
Hannover Rueck SE	2,870	865,319
Hapag-Lloyd AG (b)	302	39,743
Heidelberg Materials AG	6,016	1,354,028
Heidelberger Druckmaschinen AG (a)	10,812	28,457
Hella GmbH & Co. KGaA	966	92,166
HelloFresh SE (a)	7,466	64,180
Henkel AG & Co. KGaA	4,753	352,678
Henkel AG & Co. KGaA Preference Shares	7,614	614,621
Hensoldt AG	2,815	364,831
HOCHTIEF AG	908	243,040
Hornbach Holding AG & Co. KGaA	408	46,981
HUGO BOSS AG	2,228	105,868
Hypoport SE (a)	255	41,288
Indus Holding AG	841	21,443
Infineon Technologies AG	62,086	2,421,974
Instone Real Estate Group SE (b)	2,231	22,518
IONOS Group SE (a)	2,484	116,018

See accompanying notes to financial statements.
84

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Jenoptik AG	2,365	$47,741
JOST Werke SE (b)	566	33,020
Jungheinrich AG Preference Shares	2,135	74,155
K&S AG	7,881	106,862
KION Group AG	3,376	227,893
Kloeckner & Co. SE	3,386	22,996
Knorr-Bremse AG	3,212	301,362
Koenig & Bauer AG (a)	573	9,318
Krones AG	632	92,082
KSB SE & Co. KGaA Preference Shares	32	32,110
KWS Saat SE & Co. KGaA	437	34,043
Lanxess AG	4,217	104,550
LEG Immobilien SE	3,488	277,462
LPKF Laser & Electronics SE (a)	1,004	8,388
Medios AG (a)	817	12,902
Mercedes-Benz Group AG	34,230	2,150,576
Merck KGaA	6,152	791,170
Mister Spex SE (a)	684	1,270
MLP SE	2,105	18,402
Montana Aerospace AG (a) (b)	1,289	45,038
MTU Aero Engines AG	2,534	1,163,885
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,191	3,952,922
Mutares SE & Co. KGaA	573	19,996
Nagarro SE	397	24,210
Nemetschek SE	3,039	395,647
Nordex SE (a)	5,650	144,725
Norma Group SE	1,520	25,468
Patrizia SE	2,081	17,556
Pfeiffer Vacuum Technology AG	154	28,083
PNE AG	1,941	30,105
Porsche Automobil Holding SE Preference Shares	7,264	285,502
ProSiebenSat.1 Media SE	2,696	18,120
Puma SE	4,911	122,102
PVA TePla AG (a) (d)	820	26,284
Rational AG	237	180,730
RENK Group AG	4,057	417,635
Rheinmetall AG	2,180	5,083,296
RWE AG	31,845	1,415,144
SAF-Holland SE	1,944	33,760
Salzgitter AG	994	30,063
SAP SE	48,460	12,976,737
Sartorius AG	133	25,223
Sartorius AG Preference Shares	1,211	281,597
Schaeffler AG	11,240	74,950
Schott Pharma AG & Co. KGaA	1,561	38,701
Scout24 SE (b)	3,629	454,550
Secunet Security Networks AG	115	25,755
SFC Energy AG (a)	832	16,854
SGL Carbon SE (a)	2,384	8,824
Siemens AG	35,705	9,615,712
Siemens Energy AG (a)	33,744	3,941,923
Siemens Healthineers AG (b)	15,452	835,544
Security Description	Shares	Value
Siltronic AG	871	$47,692
Sixt SE	569	55,057
Sixt SE Preference Shares	727	49,033
SMA Solar Technology AG (a)	1,004	25,387
Softwareone Holding AG (d)	5,315	54,610
Softwareone Holding AG	5,579	57,368
Springer Nature AG & Co. KGaA	1,388	37,837
Stabilus SE	1,127	32,576
STO SE & Co. KGaA Preference Shares	127	17,937
STRATEC SE	284	9,561
Stroeer SE & Co. KGaA	1,530	68,135
Suedzucker AG	2,645	29,105
SUSS MicroTec SE	872	31,148
Symrise AG	6,350	552,431
TAG Immobilien AG	8,715	150,530
Takkt AG	1,382	8,095
Talanx AG	2,865	381,074
TeamViewer SE (a) (b)	6,582	67,014
thyssenkrupp AG	23,158	317,684
Thyssenkrupp Nucera AG & Co. KGaA (a) (b) (d)	993	12,041
Tonies SE Class A (a)	3,340	29,826
Traton SE	3,070	98,406
TUI AG (a)	21,711	197,502
United Internet AG	3,810	120,245
Verbio SE	870	10,918
Volkswagen AG	1,356	149,372
Volkswagen AG Preference Shares	9,709	1,049,086
Vonovia SE	34,781	1,085,037
Vossloh AG	488	51,893
Wacker Chemie AG	957	72,079
Wacker Neuson SE	1,393	36,009
Washtec AG	545	24,654
Westwing Group SE (a)	206	2,941
Wuestenrot & Wuerttembergische AG	957	15,180
Zalando SE (a) (b)	11,231	343,239
		97,927,326
GHANA — 0.0% *
Tullow Oil PLC (a) (d)	52,536	7,370
GREECE — 0.0% *
Okeanis Eco Tankers Corp. (b)	537	15,823
HONG KONG — 0.2%
Prudential PLC	116,023	1,626,000
IRELAND — 0.5%
AIB Group PLC	101,481	919,938
Bank of Ireland Group PLC	45,654	751,813
C&C Group PLC	17,794	33,058
Cairn Homes PLC	31,006	69,804
COSMO Pharmaceuticals NV	406	32,964
Dalata Hotel Group PLC	8,575	64,484
Glanbia PLC	8,669	142,707
Glenveagh Properties PLC (a) (b)	27,646	62,889
Greencore Group PLC	19,995	61,508

See accompanying notes to financial statements.
85

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Irish Residential Properties REIT PLC	27,364	$31,477
Kerry Group PLC Class A	7,743	698,273
Kingspan Group PLC	7,406	616,105
		3,485,020
ISRAEL — 0.0% *
Energean PLC	7,466	83,324
Plus500 Ltd.	3,522	152,676
		236,000
ITALY — 5.3%
A2A SpA	75,798	198,342
ACEA SpA	1,981	47,810
AMCO - Asset Management Co. SpA Class B (a) (c) (d)	88	—
Amplifon SpA (d)	6,066	98,752
Antares Vision SpA (a)	1,533	9,168
Aquafil SpA (a)	1,403	3,116
Ariston Holding NV (d)	5,182	25,573
Arnoldo Mondadori Editore SpA	7,024	17,703
Ascopiave SpA	2,977	10,651
Avio SpA (d)	817	51,359
Azimut Holding SpA	5,355	207,200
Banca Generali SpA	2,679	149,270
Banca IFIS SpA	1,248	33,082
Banca Mediolanum SpA	10,683	214,020
Banca Monte dei Paschi di Siena SpA	106,182	940,719
Banca Popolare di Sondrio SpA	4,153	64,755
Banco BPM SpA	52,947	791,657
Banco di Desio e della Brianza SpA	1,972	17,818
BasicNet SpA	1,135	9,402
BF SpA	5,645	28,190
BFF Bank SpA (a) (b)	8,438	108,268
Biesse SpA	560	4,863
BPER Banca SpA	67,202	745,089
Brembo NV (d)	7,142	75,401
Brunello Cucinelli SpA (d)	1,617	176,698
Buzzi SpA	3,681	202,245
Carel Industries SpA (b) (d)	2,414	63,395
Cembre SpA	167	10,675
CIR SpA-Compagnie Industriali (a)	40,818	31,319
Coca-Cola HBC AG	4,510	212,748
Credito Emiliano SpA	3,386	54,506
d'Amico International Shipping SA (d)	1,959	9,972
Danieli & C Officine Meccaniche SpA (e)	1,680	60,641
Danieli & C Officine Meccaniche SpA (d) (e)	561	28,674
Datalogic SpA	1,006	5,402
Davide Campari-Milano NV (d)	28,486	179,739
De' Longhi SpA	3,252	117,613
DiaSorin SpA	1,266	112,340
Digital Bros SpA (a) (d)	150	1,956
doValue SpA (a) (b)	4,961	17,861
Security Description	Shares	Value
El.En. SpA (d)	1,811	$24,173
Enav SpA (b)	11,523	58,518
Enel SpA	368,196	3,489,595
Eni SpA	101,619	1,775,035
Equita Group SpA	1,673	11,107
ERG SpA	2,543	62,749
Esprinet SpA	1,390	9,604
Eurogroup Laminations SpA	3,936	16,205
Eurotech SpA (a)	1,101	1,327
Ferrari NV	5,777	2,793,930
Ferretti SpA (d)	6,755	21,383
Fila SpA	1,239	13,568
Fincantieri SpA (a)	4,069	106,809
Fine Foods & Pharmaceuticals NTM	444	4,570
FinecoBank Banca Fineco SpA	29,189	631,238
Garofalo Health Care SpA	1,277	7,532
Generali	51,348	2,015,755
GVS SpA (a) (b) (d)	2,815	15,380
Hera SpA	38,281	172,274
Immobiliare Grande Distribuzione SIIQ SpA REIT	2,114	8,570
Industrie De Nora SpA	1,397	12,122
Infrastrutture Wireless Italiane SpA (b)	13,628	160,289
Intercos SpA	2,731	38,764
Interpump Group SpA	3,909	179,038
Intesa Sanpaolo SpA	692,859	4,570,409
Iren SpA	32,623	100,967
Italgas SpA	30,392	279,792
Italian Sea Group SpA	596	3,565
Italmobiliare SpA (d)	710	25,486
Iveco Group NV	9,582	206,656
Juventus Football Club SpA (a) (d)	3,394	10,871
KME Group SpA (a)	5,318	5,624
Leonardo SpA	18,994	1,205,615
Lottomatica Group SpA	11,936	321,448
LU-VE SpA	299	12,068
Maire SpA	7,323	108,417
MARR SpA (d)	1,530	16,557
MFE-MediaForEurope NV Class A	7,716	28,813
MFE-MediaForEurope NV Class A	8,794	32,094
MFE-MediaForEurope NV Class B (d)	3,487	17,749
Moltiply Group SpA	667	32,525
Moncler SpA	10,958	642,109
NewPrinces SpA (a)	880	23,834
Nexi SpA (b) (d)	31,529	178,416
OVS SpA (b)	9,254	45,560
Pharmanutra SpA (d)	138	6,413
Philogen SpA (a) (b)	432	12,081
Piaggio & C SpA (d)	8,160	18,773
Pirelli & C SpA (b)	18,080	123,088
Poste Italiane SpA (b)	22,310	529,266
Prysmian SpA	14,171	1,401,675
RAI Way SpA (b)	4,349	30,814

See accompanying notes to financial statements.
86

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Recordati Industria Chimica e Farmaceutica SpA (d)	5,337	$324,209
Reply SpA	1,089	155,084
Revo SpA (a)	728	14,850
Risanamento SpA (a)	62,810	1,535
Ryanair Holdings PLC	14,349	416,444
Ryanair Holdings PLC ADR	12,891	776,296
Sabaf SpA	299	4,831
Safilo Group SpA (a)	10,527	20,112
Saipem SpA	63,716	183,946
Salvatore Ferragamo SpA (a) (d)	3,253	20,449
Sanlorenzo SpA (d)	810	33,454
Seco SpA (a) (d)	3,346	12,286
Seri Industrial SpA (a)	696	2,257
Sesa SpA (d)	395	40,100
Snam SpA	98,926	594,906
SOL SpA	1,677	99,903
Tamburi Investment Partners SpA (d)	4,941	48,477
Technogym SpA (b)	4,899	83,121
Technoprobe SpA (a) (d)	7,326	72,222
Telecom Italia SpA (a) (d) (e)	553,204	289,451
Telecom Italia SpA (a) (e)	274,795	159,053
Terna - Rete Elettrica Nazionale	67,090	680,940
Tinexta SpA	869	15,224
TXT e-solutions SpA	396	14,052
UniCredit SpA	73,790	5,589,757
Unipol Assicurazioni SpA	18,601	399,094
Webuild SpA (d)	23,461	97,476
Wiit SpA (d)	446	10,188
Wizz Air Holdings PLC (a) (b) (d)	3,996	62,135
Zignago Vetro SpA (d)	1,669	15,316
		36,995,380
JERSEY — 0.0% *
Coinshares International Ltd.	1,261	18,905
JTC PLC (b)	7,588	134,638
		153,543
LIECHTENSTEIN — 0.0% *
Liechtensteinische Landesbank AG	577	55,985
LUXEMBOURG — 0.3%
Aperam SA (d)	1,978	64,193
ArcelorMittal SA	19,857	713,492
Brederode SA	562	69,469
CVC Capital Partners PLC (b)	12,589	219,219
Eurofins Scientific SE (d)	5,558	403,463
Global Fashion Group SA (a)	3,663	1,429
Reinet Investments SCA (d)	4,886	144,674
RTL Group SA	1,663	68,293
SES SA	17,136	130,574
		1,814,806
MALTA — 0.0% *
Catena Media PLC (a)	3,080	628
Gentoo Media, Inc. (a)	5,924	4,208
		4,836
Security Description	Shares	Value
MEXICO — 0.0% *
Fresnillo PLC	8,434	$267,961
MONACO — 0.0% *
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	269	36,033
NETHERLANDS — 6.1%
Aalberts NV	4,637	152,557
ABN AMRO Bank NV Dutch Certificate (b)	27,507	880,740
Adyen NV (a) (b)	1,397	2,240,613
Aegon Ltd.	60,178	483,085
Akzo Nobel NV	8,133	579,110
Alfen NV (a) (b) (d)	973	11,033
AMG Critical Materials NV	1,521	51,256
Arcadis NV	3,525	177,686
Argenx SE (a)	2,910	2,110,361
ASM International NV	2,193	1,316,216
ASML Holding NV	18,695	18,190,558
ASR Nederland NV	6,289	426,969
Basic-Fit NV (a) (b) (d)	2,408	73,225
BE Semiconductor Industries NV	3,464	516,305
Corbion NV	2,664	51,273
CTP NV (b)	6,355	141,577
Eurocommercial Properties NV REIT	2,556	80,038
Euronext NV (b)	3,748	561,057
EXOR NV	4,468	436,792
Flow Traders Ltd. (a)	1,424	42,700
Fugro NV (d)	4,781	51,037
Havas NV	32,289	59,394
Heineken Holding NV	5,764	395,187
Heineken NV	13,559	1,058,192
IMCD NV	2,813	290,864
ING Groep NV	143,322	3,717,503
JDE Peet's NV	7,614	279,129
Koninklijke Ahold Delhaize NV	43,023	1,741,517
Koninklijke BAM Groep NV	13,366	126,190
Koninklijke Heijmans NV Dutch Certificate	1,119	77,838
Koninklijke KPN NV	185,662	891,590
Koninklijke Philips NV	37,189	1,006,780
Koninklijke Vopak NV	2,837	130,139
NN Group NV	11,822	832,062
NSI NV REIT	910	22,775
OCI NV (a)	6,071	28,106
Onward Medical NV (a)	678	4,127
Pharming Group NV (a)	28,536	41,677
PostNL NV (d)	18,550	22,777
Randstad NV (d)	5,034	213,944
Redcare Pharmacy NV (a) (b) (d)	821	71,048
SBM Offshore NV	6,487	165,860
TKH Group NV Dutch Certificate (d)	1,837	79,259
TomTom NV (a)	3,112	19,599
Universal Music Group NV (e)	10,776	310,974
Universal Music Group NV (d) (e)	41,588	1,200,146

See accompanying notes to financial statements.
87

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Van Lanschot Kempen NV Dutch Certificate	1,700	$101,273
Wolters Kluwer NV	11,244	1,534,539
		42,996,677
NIGERIA — 0.0% *
Airtel Africa PLC (b)	37,603	123,520
NORWAY — 1.3%
2020 Bulkers Ltd.	1,000	13,460
ABG Sundal Collier Holding ASA	19,652	13,610
ABL Group ASA	2,680	2,342
AF Gruppen ASA	2,526	42,582
Agilyx ASA (a)	1,838	4,403
Akastor ASA	6,440	7,397
Aker ASA Class A	1,161	91,123
Aker BioMarine ASA (a)	721	6,706
Aker BP ASA	14,581	369,866
Aker Carbon Capture ASA	17,105	290
Aker Solutions ASA	13,058	39,156
AKVA Group ASA	418	3,938
ArcticZymes Technologies ASA (a)	2,378	6,435
Arendals Fossekompani ASA	571	7,497
Austevoll Seafood ASA	4,098	39,018
AutoStore Holdings Ltd. (a) (b)	47,234	43,126
Axactor ASA (a)	7,435	5,633
B2 Impact ASA	13,197	22,829
BEWi ASA (a)	1,976	3,351
Bluenord ASA	909	41,178
Bonheur ASA	976	22,009
Borregaard ASA	4,347	84,607
Bouvet ASA	4,093	27,033
BW Offshore Ltd.	4,226	15,607
Cloudberry Clean Energy ASA (a)	7,280	10,069
DNB Bank ASA (e)	40,659	1,106,348
DNB Bank ASA (a) (e)	894	1,460
DNB Bank ASA (a) (e)	67	109
DNO ASA	45,423	69,879
DOF Group ASA	7,018	69,035
Elkem ASA (b)	13,892	36,617
Elliptic Laboratories ASA (a)	3,538	3,287
Elmera Group ASA (b)	5,086	17,356
Elopak ASA	7,078	32,560
Endur ASA (a)	1,825	15,163
Entra ASA (a) (b)	3,113	37,127
Equinor ASA	32,527	793,469
Europris ASA (b)	7,603	77,114
Frontline PLC	6,892	157,487
Gjensidige Forsikring ASA	8,841	259,263
Grieg Seafood ASA (a)	2,784	18,499
Hexagon Composites ASA (a)	5,052	5,509
Hexagon Purus ASA (a)	5,313	905
Hoegh Autoliners ASA	5,591	59,957
Hofseth BioCare ASA (a)	8,271	1,467
Kid ASA (b)	1,814	27,089
Kitron ASA	9,405	54,953
Security Description	Shares	Value
Klaveness Combination Carriers ASA (b)	1,115	$7,979
Komplett ASA (a)	1,116	1,594
Kongsberg Gruppen ASA	20,910	668,408
Leroy Seafood Group ASA	12,897	63,672
LINK Mobility Group Holding ASA (a)	8,857	26,319
Magnora ASA	1,944	4,179
Medistim ASA	699	15,973
Moreld AS	8,517	14,153
Morrow Bank ASA	6,196	9,221
Mowi ASA	21,427	452,686
MPC Container Ships ASA	19,612	32,392
Multiconsult ASA (b)	975	17,100
NEL ASA (a)	75,165	16,211
Norbit ASA	2,322	42,866
Norconsult Norge AS	14,576	69,390
Nordic Mining ASA (a)	2,379	3,553
Nordic Semiconductor ASA (a)	8,571	131,256
Norsk Hydro ASA	63,907	432,972
Norske Skog ASA (a) (b)	3,628	6,967
Norwegian Air Shuttle ASA	37,865	60,358
NRC Group ASA (a)	1,808	1,624
Nykode Therapeutics ASA	9,005	1,525
Odfjell Drilling Ltd.	6,428	49,992
Odfjell SE Class A	1,142	14,055
Odfjell SE Class B	295	3,548
OKEA ASA (a)	1,383	2,628
Olav Thon Eiendomsselskap ASA	1,393	38,113
Orkla ASA	35,927	375,192
Otello Corp. ASA (a)	2,962	4,646
Panoro Energy ASA	5,920	13,646
Pareto Bank ASA	1,853	16,993
Pexip Holding ASA	4,092	25,345
PhotoCure ASA (a)	1,118	6,600
Polaris Media ASA	548	2,883
poLight ASA (a) (b)	1,863	939
Protector Forsikring ASA	2,730	134,341
Public Property Invest AS	3,934	9,246
Rana Gruber ASA	1,137	7,544
Rogaland Sparebank	958	13,812
Salmar ASA	3,493	186,591
Salmon Evolution ASA (a)	14,175	7,188
SATS ASA	9,805	37,244
Sea1 offshore, Inc.	2,195	4,818
Selvaag Bolig ASA	1,979	7,041
Solstad Offshore ASA	2,238	12,157
SpareBank 1 Helgeland	554	10,100
SpareBank 1 Nord Norge	4,620	65,102
Sparebank 1 Oestlandet	2,335	44,052
Sparebank 1 Ostfold Akershus	210	9,510
SpareBank 1 Ringerike Hadeland	156	6,223
SpareBank 1 SMN	6,504	126,237
SpareBank 1 Sor-Norge ASA	11,527	205,406
Sparebanken More	1,852	19,964
Sparebanken Norge	6,440	113,222

See accompanying notes to financial statements.
88

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Sparebanken Ost	686	$5,107
Stolt-Nielsen Ltd.	1,112	38,282
Storebrand ASA	20,937	319,370
StrongPoint ASA (a)	2,696	2,837
Telenor ASA	30,566	506,686
TGS ASA	8,594	63,651
Thor Medical ASA (a)	2,578	845
TOMRA Systems ASA	10,954	163,578
Treasure ASA	1,705	6,152
Var Energi ASA	42,096	140,492
Veidekke ASA	4,945	78,305
Vend Marketplaces ASA Class A	3,383	120,296
Vend Marketplaces ASA Class B	5,093	171,199
Vow ASA (a)	6,631	1,409
Wallenius Wilhelmsen ASA	4,665	41,471
Wilh Wilhelmsen Holding ASA Class A	739	37,477
Wilh Wilhelmsen Holding ASA Class B	348	16,602
Zalaris ASA	676	5,420
Zaptec ASA (a)	2,975	9,064
		9,150,937
PERU — 0.0% *
Hochschild Mining PLC	13,462	64,410
POLAND — 1.0%
11 bit studios SA (a)	119	6,216
AB SA	575	15,374
AC SA (a)	273	2,054
Agora SA	1,572	3,917
Alior Bank SA	4,067	115,020
Allegro.eu SA (a) (b)	36,316	356,318
Ambra SA	434	2,271
Amica SA	167	2,697
Apator SA	1,239	8,453
Archicom SA	418	5,761
Arctic Paper SA (a)	688	1,585
Asseco Business Solutions SA	1,046	24,508
Asseco Poland SA	2,539	140,253
Asseco South Eastern Europe SA	1,239	23,121
Atal SA	288	4,533
Auto Partner SA	2,975	15,154
Bank Handlowy w Warszawie SA	1,524	43,773
Bank Millennium SA (a)	27,642	110,024
Bank Ochrony Srodowiska SA (a)	1,554	4,798
Bank Polska Kasa Opieki SA	8,501	409,368
Benefit Systems SA (a)	124	103,736
Bioton SA (a)	1,699	2,075
BNPP Bank Polska SA	1,441	41,111
Boryszew SA	3,501	5,829
Budimex SA	575	80,706
Bumech SA (a)	401	2,913
Captor Therapeutics SA (a)	115	1,281
CCC SA (a)	2,283	114,343
CD Projekt SA	3,487	259,998
Celon Pharma SA (a)	694	4,170
Security Description	Shares	Value
CI Games SA (a)	3,542	$3,066
Comp SA (a)	124	10,083
Cyber Folks SA	415	21,757
Cyfrowy Polsat SA (a)	11,504	44,141
Datawalk SA (a)	133	3,698
Develia SA	18,818	41,912
Diagnostyka SA	842	44,144
Dino Polska SA (a) (b)	22,578	272,279
Dom Development SA	399	25,681
Echo Investment SA (a)	8,281	12,783
Enea SA	13,201	64,261
Energa SA (a)	3,218	12,684
Enter Air SA	405	6,363
Erbud SA	166	1,464
Eurocash SA (a)	3,629	8,388
Fabryki Mebli Forte SA (a)	678	4,822
Ferro SA	831	6,963
Firma Oponiarska Debica SA	115	2,542
Globe Trade Centre SA (a)	8,559	9,909
Grupa Azoty SA (a)	2,130	10,750
Grupa Kety SA	489	124,412
Grupa Pracuj SA	722	13,135
ING Bank Slaski SA	1,522	127,328
InPost SA (a)	12,742	156,456
Inter Cars SA	414	63,906
Jastrzebska Spolka Weglowa SA (a)	2,399	15,037
KGHM Polska Miedz SA (a)	6,351	280,100
KRUK SA	821	103,648
LPP SA	64	311,898
Lubawa SA (a)	4,964	14,011
Lubelski Wegiel Bogdanka SA (a)	448	2,791
Mabion SA (a)	407	965
Mangata Holding SA	124	1,996
mBank SA (a)	628	155,795
Medicalgorithmics SA (a)	133	1,454
Mennica Polska SA	1,102	9,933
Mirbud SA	1,554	5,928
MLP Group SA (a)	279	5,660
Mo-BRUK SA	71	5,441
Neuca SA	83	15,443
Newag SA	992	23,270
Oponeo.pl SA	17	422
Orange Polska SA	29,468	71,220
ORLEN SA	27,323	651,622
PCC Rokita SA	133	2,456
PCF Group SA (a)	307	277
PGE Polska Grupa Energetyczna SA (a)	39,192	116,025
PKP Cargo SA (a)	1,393	6,236
PlayWay SA	13	1,012
Polenergia SA (a)	844	13,773
Polimex-Mostostal SA (a)	3,082	5,930
Powszechna Kasa Oszczednosci Bank Polski SA	40,337	783,646
Powszechny Zaklad Ubezpieczen SA	27,082	405,799

See accompanying notes to financial statements.
89

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Poznanska Korporacja Budowlana Pekabex SA	434	$1,794
Rainbow Tours SA	627	20,757
Ryvu Therapeutics SA (a)	414	3,172
Sanok Rubber Co. SA	1,113	6,903
Santander Bank Polska SA	1,852	241,362
Selvita SA (a)	410	4,317
Shoper SA	277	3,795
Sniezka SA	255	5,764
Stalexport Autostrady SA	4,373	3,502
Synektik SA	135	9,377
Synthaverse SA (a)	1,272	1,536
Tauron Polska Energia SA (a)	47,545	119,208
TEN Square Games SA	147	3,460
Text SA	677	9,909
Torpol SA	412	5,633
Toya SA (a)	1,122	2,984
Vercom SA Class D	402	13,962
Vigo Photonics SA (a)	8	1,142
Voxel SA	172	7,671
VRG SA (a)	8,268	11,031
Warsaw Stock Exchange	1,257	19,923
Wawel SA	3	559
Wielton SA (a)	1,112	2,176
Wirtualna Polska Holding SA	831	13,698
XTB SA (b)	3,769	74,594
Zabka Group SA (a)	19,461	125,794
Zespol Elektrocieplowni Wroclawskich Kogeneracja SA (a)	286	4,572
Zespol Elektrowni Patnow Adamow Konin SA (a)	1,126	7,433
		6,742,103
PORTUGAL — 0.3%
Altri SGPS SA (d)	3,817	22,470
Banco Comercial Portugues SA Class R	432,937	383,153
Corticeira Amorim SGPS SA (d)	1,700	14,382
CTT-Correios de Portugal SA	3,001	25,565
EDP SA	132,084	626,537
Galp Energia SGPS SA	19,596	370,707
Ibersol SGPS SA	535	6,286
Jeronimo Martins SGPS SA	13,216	321,446
Mota-Engil SGPS SA (d)	3,208	19,224
Navigator Co. SA (d)	9,986	38,392
NOS SGPS SA	7,880	36,017
Novabase SGPS SA	1,725	15,911
Pharol SGPS SA (a)	21,593	1,593
REN - Redes Energeticas Nacionais SGPS SA	15,983	57,467
Semapa-Sociedade de Investimento e Gestao (d)	539	11,565
Sonae SGPS SA	43,105	67,768
		2,018,483
SINGAPORE — 0.1%
BW LPG Ltd. (b)	4,407	63,028
Security Description	Shares	Value
Hafnia Ltd.	14,170	$85,379
STMicroelectronics NV	31,558	884,188
		1,032,595
SOUTH AFRICA — 0.3%
Anglo American PLC	51,973	1,948,627
Scatec ASA (a) (b)	6,824	67,195
		2,015,822
SOUTH KOREA — 0.0% *
Delivery Hero SE (a) (b)	10,094	289,513
SPAIN — 5.1%
Acciona SA	1,145	229,925
Acerinox SA	8,972	117,017
ACS Actividades de Construccion y Servicios SA	9,870	788,613
Aedas Homes SA (b)	700	17,437
Aena SME SA (b)	35,430	968,736
Alantra Partners SA	820	7,959
Almirall SA (d)	3,736	50,483
Amadeus IT Group SA	21,225	1,683,407
AmRest Holdings SE	3,259	12,990
Atalaya Mining Copper SA	5,214	44,011
Atresmedia Corp. de Medios de Comunicacion SA	3,632	23,899
Banco Bilbao Vizcaya Argentaria SA	273,053	5,242,480
Banco de Sabadell SA	258,218	1,001,240
Banco Santander SA	706,061	7,362,061
Bankinter SA	30,744	484,245
Befesa SA (b)	1,677	56,750
CaixaBank SA	170,810	1,795,477
Cellnex Telecom SA (a) (b)	23,152	802,234
CIE Automotive SA (d)	2,377	74,293
Construcciones y Auxiliar de Ferrocarriles SA	958	59,322
Corp. ACCIONA Energias Renovables SA (d)	2,692	69,715
Corp. Financiera Alba SA (a)	1,216	119,905
Distribuidora Internacional de Alimentacion SA (a)	615	17,632
Ebro Foods SA (d)	2,381	51,253
EDP Renovaveis SA	14,498	190,794
eDreams ODIGEO SA (a)	4,102	39,378
Elecnor SA (d)	1,851	52,742
Enagas SA	10,962	171,437
Ence Energia y Celulosa SA (d)	6,492	21,542
Endesa SA	15,143	484,148
Ercros SA (a)	3,351	10,631
Faes Farma SA	15,012	75,231
Fluidra SA	4,375	118,543
Fomento de Construcciones y Contratas SA	3,278	43,215
Gestamp Automocion SA (b)	6,483	25,077
Global Dominion Access SA (b)	4,210	16,176
Grenergy Renovables SA (a)	676	51,073
Grifols SA	13,888	201,124

See accompanying notes to financial statements.
90

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Grifols SA Class B, Preference Shares	11,942	$120,323
Grupo Catalana Occidente SA	2,097	120,488
Iberdrola SA	290,672	5,500,494
Indra Sistemas SA	4,085	182,875
Industria de Diseno Textil SA	52,824	2,915,343
Inmobiliaria Colonial Socimi SA REIT	13,604	88,795
Laboratorios Farmaceuticos Rovi SA	1,010	69,009
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	30,445	46,147
Logista Integral SA	2,978	101,125
Mapfre SA	45,284	214,431
Melia Hotels International SA	5,645	49,116
Merlin Properties Socimi SA REIT	18,044	272,230
Metrovacesa SA (a) (b)	540	6,408
Naturgy Energy Group SA	6,241	194,036
Neinor Homes SA (b)	2,551	51,975
Obrascon Huarte Lain SA (a)	29,165	15,130
Parques Reunidos Servicios Centrales SAU (a) (c)	1,617	—
Pharma Mar SA (a)	573	61,032
Promotora de Informaciones SA Class A (a)	32,791	14,179
Prosegur Cash SA (b)	16,271	14,568
Prosegur Cia de Seguridad SA	3,932	13,491
Puig Brands SA Class B (d)	6,333	101,797
Redeia Corp. SA	19,300	372,818
Repsol SA	54,965	972,956
Sacyr SA	25,566	107,003
Solaria Energia y Medio Ambiente SA (a)	3,681	47,123
Soltec Power Holdings SA (a) (d)	1,013	1,902
Talgo SA (a) (b)	3,509	11,318
Tecnicas Reunidas SA (a)	2,587	80,553
Telefonica SA (d)	174,901	903,827
Tubacex SA (d)	4,665	19,349
Unicaja Banco SA (b) (d)	51,437	140,822
Vidrala SA	1,140	120,555
Viscofan SA	1,913	130,596
		35,644,009
SWEDEN — 5.7%
AAK AB	8,445	219,631
AcadeMedia AB (b)	3,788	39,309
AddLife AB Class B (d)	5,317	100,290
Addnode Group AB	6,309	70,435
AddTech AB Class B	12,396	402,256
AFRY AB	4,962	85,363
Alfa Laval AB	14,057	640,293
Alimak Group AB (b)	3,065	50,447
Alleima AB	9,692	73,423
Alligo AB Class B	1,115	13,586
Ambea AB (b)	3,539	51,137
Apotea AB (a)	2,789	26,576
AQ Group AB	2,667	51,014
Security Description	Shares	Value
Arise AB	1,261	$4,163
Arjo AB Class B	9,393	32,918
Asker Healthcare Group AB (a)	10,817	97,990
Asmodee Group AB Class B (a) (d)	8,510	109,032
Assa Abloy AB Class B	46,692	1,621,419
Atea ASA	3,779	54,463
Atlas Copco AB Class A	121,516	2,053,024
Atlas Copco AB Class B	73,477	1,101,167
Atrium Ljungberg AB Class B (d)	11,825	39,812
Attendo AB (b)	5,314	39,833
Avanza Bank Holding AB	6,015	223,266
Axfood AB (d)	5,344	165,972
Bactiguard Holding AB (a)	712	1,529
Balco Group AB (a)	539	1,318
Beijer Alma AB	2,081	54,541
Beijer Ref AB (d)	18,393	286,795
Bergman & Beving AB (d)	1,120	38,702
Betsson AB Class B	5,611	92,651
BHG Group AB (a)	4,330	12,587
BICO Group AB (a)	1,838	3,871
Bilia AB Class A	3,252	39,764
Billerud Aktiebolag	9,982	89,683
BioArctic AB (a) (b) (d)	1,952	61,849
BioGaia AB Class B	4,962	56,557
BioInvent International AB (a)	1,704	5,118
Boliden AB (a)	13,579	552,539
Bonava AB Class B (a)	10,398	13,311
BoneSupport Holding AB (a) (b)	3,065	95,094
Boozt AB (a) (b) (d)	1,800	18,545
Bravida Holding AB (b)	9,276	90,491
Brinova Fastigheter AB (a)	7,548	12,038
BTS Group AB Class B	683	13,057
Bufab AB	6,270	58,906
Bulten AB	587	3,320
Bure Equity AB	2,503	73,878
Byggmax Group AB	2,541	15,400
Camurus AB (a)	1,887	136,633
Castellum AB (d)	18,375	207,681
Catella AB	1,815	6,011
Catena AB (d)	2,146	97,659
Cellavision AB (d)	580	10,644
Cibus Nordic Real Estate AB publ (d)	2,838	51,162
Cint Group AB (a)	8,557	5,623
Clas Ohlson AB Class B	1,941	76,277
Cloetta AB Class B	9,397	33,891
Coor Service Management Holding AB (b)	4,371	22,457
Corem Property Group AB Class B (d)	24,407	10,687
Corem Property Group AB Class D	282	7,331
Ctek AB (a)	1,423	1,870
CTT Systems AB	404	9,515
Dios Fastigheter AB	5,358	37,201
Dometic Group AB (b) (d)	14,299	74,649
Duni AB	1,528	15,873

See accompanying notes to financial statements.
91

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Dustin Group AB (a) (b) (d)	14,579	$2,612
Dynavox Group AB (a)	4,490	54,567
Eastnine AB	2,216	11,062
Elanders AB Class B	692	4,091
Electrolux AB Class B (a) (d)	10,824	59,016
Electrolux Professional AB Class B (d)	10,388	66,933
Elekta AB Class B	16,998	85,848
Embracer Group AB (a)	7,120	78,883
Enea AB (a)	696	5,395
Engcon AB	1,849	14,587
Eolus AB Class B	1,114	4,981
Ependion AB	854	10,933
Epiroc AB Class A	29,564	623,651
Epiroc AB Class B	18,645	351,684
EQT AB	44,501	1,540,603
Essity AB Class A	1,409	36,854
Essity AB Class B	28,139	735,406
Evolution AB (b)	6,994	575,131
Fabege AB (d)	10,964	92,735
Fagerhult Group AB	4,068	17,691
Fasadgruppen Group AB	1,800	6,699
Fastighets AB Balder Class B (a)	33,922	242,880
Fastighets AB Trianon (a)	2,644	5,476
Fastighetsbolaget Emilshus AB Class B (a)	2,678	13,781
FastPartner AB Class A (d)	2,233	12,037
Ferronordic AB (a)	69	338
Fingerprint Cards AB Class B (a)	7	12
FM Mattsson AB	1,010	5,756
G5 Entertainment AB	411	3,994
GARO AB (a)	1,400	2,706
Getinge AB Class B	10,117	217,828
Granges AB	4,769	59,225
Green Landscaping Group AB (a) (b)	1,252	6,922
Gruvaktiebolaget Viscaria (a)	2,532	4,932
H & M Hennes & Mauritz AB Class B (d)	23,444	436,844
Hansa Biopharma AB (a) (d)	1,557	6,533
Hanza AB	1,148	12,377
Heba Fastighets AB Class B	3,125	10,516
Hemnet Group AB	4,182	105,294
Hexagon AB Class B	95,526	1,136,549
Hexatronic Group AB (a) (d)	7,723	15,721
Hexpol AB	11,918	106,950
HMS Networks AB (a) (d)	1,540	67,756
Hoist Finance AB (b)	1,887	19,963
Holmen AB Class B	3,962	150,559
Hufvudstaden AB Class A	5,355	72,196
Humana AB	1,530	6,784
Humble Group AB (a)	17,243	15,584
Husqvarna AB Class A	1,136	6,088
Husqvarna AB Class B	16,100	85,832
IAR Systems Group AB	676	12,693
Immunovia AB (a)	710	38
Security Description	Shares	Value
Industrivarden AB Class A	6,996	$277,605
Industrivarden AB Class C (d)	7,443	295,105
Indutrade AB	12,775	293,122
Instalco AB	10,252	27,796
Intea Fastigheter AB	8,277	61,164
Intrum AB (a)	4,346	24,056
Investment AB Latour Class B	6,901	163,553
Investment AB Oresund	1,570	19,631
Investor AB Class A	26,948	841,812
Investor AB Class B	85,889	2,685,315
INVISIO AB (d)	1,680	56,267
Inwido AB	2,662	50,381
Irlab Therapeutics AB (a)	1,822	566
ITAB Shop Concept AB (a)	6,422	11,553
JM AB (d)	3,214	48,013
John Mattson Fastighetsforetagen AB (a)	1,400	9,021
Karnell Group AB (a)	1,280	7,934
Karnov Group AB (a) (d)	3,461	41,436
K-fast Holding AB (a)	2,787	4,255
Kinnevik AB Class A (a)	430	3,850
Kinnevik AB Class B (a)	11,245	99,955
Klarabo Sverige AB Class B (a)	4,476	7,491
KNOW IT AB	964	10,598
L E Lundbergforetagen AB Class B	3,399	176,508
Lagercrantz Group AB Class B	9,580	206,164
Lifco AB Class B	10,823	365,711
Lime Technologies AB (d)	411	13,918
Lindab International AB (d)	3,628	76,455
Logistea AB Class B	13,152	21,479
Loomis AB	3,488	148,938
Maha Capital AB (a)	3,935	3,933
Medcap AB (a)	672	40,370
Medicover AB Class B	3,254	89,609
MEKO AB	1,942	16,746
Midsona AB Class B	2,132	1,800
Mildef Group AB	1,792	38,717
MIPS AB	1,095	39,701
Modern Times Group MTG AB Class B (a)	4,937	57,847
Momentum Group AB	1,659	27,694
Munters Group AB (b)	6,451	76,753
Mycronic AB	7,262	165,970
NCAB Group AB (a)	9,256	48,459
NCC AB Class B	3,948	90,755
Nederman Holding AB	860	14,704
Neobo Fastigheter AB (a)	7,331	13,119
Net Insight AB Class B (a)	13,041	5,983
New Wave Group AB Class B	3,962	46,297
Nibe Industrier AB Class B	67,688	266,575
Nivika Fastigheter AB Class B	1,389	5,922
Nobia AB (a)	20,064	9,958
Nolato AB Class B	8,837	55,342
Nordisk Bergteknik AB Class B (a)	1,432	1,842
Nordnet AB publ	8,176	237,323
Norion Bank AB (a)	4,786	34,451

See accompanying notes to financial statements.
92

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Note AB	850	$16,195
NP3 Fastigheter AB (d)	1,700	45,459
Nyfosa AB (d)	7,590	66,215
OEM International AB Class B	4,268	64,893
Oncopeptides AB (a) (b)	9,947	5,690
Orron Energy AB (a) (d)	8,558	4,391
Ovzon AB (a)	4,516	18,462
Pandox AB (d)	5,373	102,946
Peab AB Class B	9,431	76,711
Platzer Fastigheter Holding AB Class B	3,937	28,884
PowerCell Sweden AB (a)	1,399	4,674
Pricer AB Class B (a)	4,773	2,548
Prisma Properties AB (a)	5,070	12,668
Proact IT Group AB	981	9,680
Ratos AB Class B	9,679	37,933
RaySearch Laboratories AB (d)	1,151	30,840
Rejlers AB	713	14,252
Roko AB (a)	382	81,740
Rusta AB	2,263	14,593
Rvrc Holding AB	4,189	22,047
Saab AB Class B (d)	15,615	953,825
Sagax AB Class A	258	5,349
Sagax AB Class B	10,381	216,669
Sagax AB Class D	4,657	16,712
Samhallsbyggnadsbolaget i Norden AB (a) (d)	55,914	30,534
Samhallsbyggnadsbolaget i Norden AB Class D (a) (d)	6,864	6,554
Sandvik AB	50,278	1,399,536
Scandi Standard AB	1,060	10,639
Scandic Hotels Group AB (b)	7,953	75,174
Sdiptech AB Class B (a) (d)	1,565	28,904
Sectra AB Class B	7,014	232,828
Securitas AB Class B	23,858	359,198
Sedana Medical AB (a)	3,674	4,992
Sivers Semiconductors AB (a)	4,516	1,688
Skandinaviska Enskilda Banken AB Class A	73,770	1,442,441
Skandinaviska Enskilda Banken AB Class C	700	13,680
Skanska AB Class B	16,736	434,010
SKF AB Class A	588	14,692
SKF AB Class B	16,078	398,655
SkiStar AB (d)	1,941	32,504
SmartCraft ASA (a)	3,640	9,959
SSAB AB Class A	10,128	60,584
SSAB AB Class B (d)	29,462	171,038
Stendorren Fastigheter AB (a)	565	11,805
Stenhus Fastigheter I Norden AB	8,268	9,072
Stillfront Group AB (a)	19,369	13,108
Storskogen Group AB Class B	73,339	74,765
Sveafastigheter AB (a)	3,633	15,644
Svedbergs Group AB	1,700	9,941
Svenska Cellulosa AB SCA Class A	973	12,890
Svenska Cellulosa AB SCA Class B	25,955	343,165
Security Description	Shares	Value
Svenska Handelsbanken AB Class A	73,277	$953,643
Svenska Handelsbanken AB Class B (d)	1,661	37,087
Sweco AB Class B	9,923	165,434
Swedbank AB Class A	42,629	1,283,616
Swedish Logistic Property AB Class B (a)	7,442	32,521
Swedish Orphan Biovitrum AB (a)	11,133	339,491
SynAct Pharma AB (a)	1,115	2,650
Synsam AB	4,412	27,021
Systemair AB	4,489	37,372
Tele2 AB Class B	26,438	451,311
Telefonaktiebolaget LM Ericsson Class A	2,697	22,310
Telefonaktiebolaget LM Ericsson Class B (d)	137,441	1,137,511
Telia Co. AB	110,303	420,918
TF Bank AB	807	15,531
Thule Group AB (b)	5,068	124,260
Tobii AB (a) (d)	4,486	1,622
Trelleborg AB Class B	9,498	353,962
Troax Group AB	1,800	26,335
Truecaller AB Class B (d)	11,098	48,946
VBG Group AB Class B (d)	831	27,779
Vestum AB (a) (d)	12,074	11,169
Viaplay Group AB (a) (d)	32,002	4,457
Vicore Pharma Holding AB (a) (d)	2,676	3,796
Vimian Group AB (a) (d)	10,352	31,347
Vitec Software Group AB Class B (d)	1,660	58,492
Vitrolife AB	3,364	46,391
VNV Global AB (a)	4,470	12,272
Volati AB	1,011	11,566
Volvo AB Class A	8,870	254,261
Volvo AB Class B	74,871	2,145,404
Volvo Car AB Class B (a) (d)	30,443	62,488
Wallenstam AB Class B (d)	23,298	108,153
Wihlborgs Fastigheter AB	12,619	123,505
XANO Industri AB Class B	856	5,097
Xvivo Perfusion AB (a) (d)	1,272	23,425
Yubico AB (a) (d)	2,961	42,659
		40,051,753
SWITZERLAND — 7.6%
ABB Ltd.	74,784	5,387,568
Accelleron Industries AG	4,497	378,400
Adecco Group AG (d)	8,024	224,892
Allreal Holding AG	729	170,786
ALSO Holding AG	283	85,720
Arbonia AG	2,365	15,486
Aryzta AG (a)	1,163	94,864
Ascom Holding AG	1,535	6,733
Autoneum Holding AG	142	28,056
Avolta AG	4,726	255,768
Bachem Holding AG (d)	1,432	105,287
Baloise Holding AG	1,961	484,058

See accompanying notes to financial statements.
93

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Banque Cantonale de Geneve	115	$34,255
Banque Cantonale Vaudoise	1,379	162,745
Barry Callebaut AG (d)	176	241,111
Basellandschaftliche Kantonalbank	26	30,325
Basilea Pharmaceutica Ag Allschwil (a)	575	34,183
Belimo Holding AG	468	489,087
Bell Food Group AG	121	36,727
Berner Kantonalbank AG	209	67,377
BKW AG	957	204,354
Bossard Holding AG Class A (d)	350	73,902
Bucher Industries AG	310	146,886
Burckhardt Compression Holding AG	145	112,443
Burkhalter Holding AG	407	69,261
Bystronic AG	68	26,109
Cembra Money Bank AG	1,393	160,108
Cham Swiss Properties AG	1,049	31,774
Chocoladefabriken Lindt & Spruengli AG (e)	47	718,306
Chocoladefabriken Lindt & Spruengli AG (e)	5	751,587
Cie Financiere Richemont SA Class A	25,474	4,853,715
Cie Financiere Tradition SA	117	41,174
Clariant AG	10,667	98,539
Comet Holding AG	343	82,942
Daetwyler Holding AG Bearer Shares	395	69,205
DKSH Holding AG	1,710	115,626
DocMorris AG (a)	1,710	12,637
dormakaba Holding AG	138	126,613
Dottikon Es Holding AG (a) (d)	149	56,368
DSM-Firmenich AG	8,730	743,892
EFG International AG	5,803	118,007
Emmi AG	98	84,618
EMS-Chemie Holding AG	320	226,230
Fenix Outdoor International AG	167	8,203
Flughafen Zurich AG	907	276,551
Forbo Holding AG (d)	51	46,471
Fundamenta Real Estate AG	1,263	28,176
Galderma Group AG	6,429	1,117,490
Galenica AG (b)	2,368	257,440
Geberit AG	1,610	1,208,436
Georg Fischer AG	3,690	287,307
Givaudan SA	385	1,563,904
Gurit Holding AG Class BR (a) (d)	133	1,926
Helvetia Holding AG	1,660	406,211
Huber & Suhner AG	697	119,488
Idorsia Ltd. (a)	5,751	31,189
Implenia AG	770	64,453
Inficon Holding AG (d)	787	92,780
International Workplace Group PLC	39,124	117,561
Interroll Holding AG	36	112,436
Intershop Holding AG	278	54,786
Julius Baer Group Ltd. (d)	9,862	681,224
Jungfraubahn Holding AG	268	74,271
Security Description	Shares	Value
Kardex Holding AG	277	$107,576
Komax Holding AG (a) (d)	166	14,479
Kongsberg Automotive ASA (a)	36,892	6,005
Kuehne & Nagel International AG	2,537	472,389
Kuros Biosciences AG (a)	1,468	46,975
Landis & Gyr Group AG	1,137	91,743
LEM Holding SA (a) (d)	24	14,433
Leonteq AG (d)	419	9,226
Logitech International SA	6,929	755,733
Lonza Group AG	3,331	2,207,130
Luzerner Kantonalbank AG	862	86,671
Medacta Group SA (b)	271	49,660
Medmix AG (b)	1,101	12,371
Meyer Burger Technology AG (a) (d)	1,552	1,465
Mobilezone Holding AG	1,941	27,274
Mobimo Holding AG	340	139,735
Molecular Partners AG (a)	1,128	3,991
OC Oerlikon Corp. AG Pfaffikon	9,121	30,883
Orior AG (a)	278	4,207
Partners Group Holding AG	1,064	1,382,070
Peach Property Group AG (a)	419	3,344
Plazza AG Class A	71	35,337
PSP Swiss Property AG	2,223	381,932
R&S Group Holding AG	1,497	52,305
Rieter Holding AG (d)	138	1,133
Romande Energie Holding SA	587	30,691
Sandoz Group AG	20,714	1,228,027
Schindler Holding AG (e)	1,944	735,918
Schindler Holding AG (e)	988	355,762
Schweiter Technologies AG	50	18,098
Schweizerische Nationalbank	3	14,139
Sensirion Holding AG (a) (b)	536	40,352
SFS Group AG	866	116,243
SGS SA	7,942	823,297
Siegfried Holding AG	1,890	188,371
SIG Group AG	14,708	151,674
Sika AG	7,564	1,683,635
SKAN Group AG	568	38,050
Sonova Holding AG	2,335	635,658
St. Galler Kantonalbank AG	136	86,661
Stadler Rail AG	2,645	64,459
Straumann Holding AG	5,562	593,494
Sulzer AG	845	143,161
Sunrise Communications AG Class A	3,110	183,790
Swatch Group AG (d)	2,544	97,201
Swatch Group AG Bearer Shares	1,388	260,713
Swiss Life Holding AG	1,350	1,451,719
Swiss Prime Site AG	3,850	538,560
Swisscom AG	1,191	864,454
Swissquote Group Holding SA	521	363,747
Tecan Group AG	587	105,352
Temenos AG	2,727	220,038
Thurgauer Kantonalbank (d)	156	30,782
TX Group AG	141	35,709
u-blox Holding AG (a)	306	51,689

See accompanying notes to financial statements.
94

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
UBS Group AG	148,865	$6,082,575
Valiant Holding AG	713	115,241
VAT Group AG (b) (d)	1,303	514,879
Vaudoise Assurances Holding SA	45	34,896
Vetropack Holding AG	676	20,051
Vontobel Holding AG	1,274	95,912
VZ Holding AG	769	160,826
Walliser Kantonalbank	226	36,500
Ypsomed Holding AG	208	81,694
Zehnder Group AG	419	36,073
Zug Estates Holding AG Class B	14	37,303
Zuger Kantonalbank	7	76,541
Zurich Insurance Group AG	6,933	4,937,143
		53,127,172
TANZANIA, UNITED REPUBLIC OF — 0.0% *
Helios Towers PLC (a)	51,973	104,253
UKRAINE — 0.0% *
Ferrexpo PLC (a)	13,319	9,683
UNITED ARAB EMIRATES — 0.0% *
Shelf Drilling Ltd. (a) (b)	6,195	11,374
UNITED KINGDOM — 17.7%
3i Group PLC	46,275	2,547,354
4imprint Group PLC	1,275	55,442
Aberdeen Group PLC	90,109	239,586
Admiral Group PLC	12,709	573,510
AG Barr PLC	4,380	39,389
AJ Bell PLC	16,125	117,550
Allfunds Group PLC	16,827	125,452
Alpha Group International PLC	1,811	102,398
Alphawave IP Group PLC (a) (d)	15,810	39,695
AO World PLC (a)	22,174	30,986
Argo Blockchain PLC (a)	13,187	346
Ashmore Group PLC	22,735	54,542
Ashtead Group PLC	20,135	1,345,850
ASOS PLC (a) (d)	3,231	12,136
Associated British Foods PLC	14,102	389,379
Aston Martin Lagonda Global Holdings PLC (a) (b) (d)	9,982	11,073
AstraZeneca PLC	73,623	11,083,037
Auction Technology Group PLC (a)	4,331	18,775
Auto Trader Group PLC (b)	41,919	444,809
Aviva PLC	144,197	1,331,311
Avon Technologies PLC	1,275	36,475
B&M European Value Retail SA	45,092	158,865
Babcock International Group PLC	23,867	427,342
BAE Systems PLC	143,026	3,964,579
Balfour Beatty PLC	24,915	217,016
Baltic Classifieds Group PLC	23,103	96,417
Barclays PLC	675,080	3,449,906
Barratt Redrow PLC	69,194	363,201
Beazley PLC	29,362	358,524
Bellway PLC	5,778	190,888
Berkeley Group Holdings PLC	4,883	252,169
Big Yellow Group PLC REIT	9,431	123,410
Bloomsbury Publishing PLC	3,482	22,384
Security Description	Shares	Value
Bodycote PLC	8,719	$75,592
Breedon Group PLC	13,195	63,807
Bridgepoint Group PLC (b) (d)	32,185	132,154
British American Tobacco PLC	104,123	5,532,731
British Land Co. PLC REIT	48,255	226,202
BT Group PLC	297,792	766,325
Bunzl PLC	15,373	485,526
Burberry Group PLC (a)	17,640	277,375
Bytes Technology Group PLC (d)	10,528	56,211
Cab Payments Holdings PLC (a)	6,032	4,231
Capita PLC (a)	5,108	22,212
Capricorn Energy PLC (a)	3,787	10,324
Centrica PLC	232,578	521,638
Ceres Power Holdings PLC (a)	5,347	10,164
Chemring Group PLC	12,897	102,266
Chesnara PLC	10,941	40,653
Clarkson PLC	1,526	75,396
Close Brothers Group PLC (a)	6,910	45,955
CLS Holdings PLC REIT	7,743	6,275
Coats Group PLC	94,712	106,213
Compass Group PLC	84,858	2,889,132
Computacenter PLC	2,971	107,432
Convatec Group PLC (b)	78,624	244,931
Cranswick PLC	2,638	178,281
Crest Nicholson Holdings PLC	11,663	25,530
Croda International PLC	6,311	229,737
Currys PLC	53,447	100,518
DCC PLC (d)	4,794	307,981
Deliveroo PLC (a) (b)	54,240	131,218
Derwent London PLC REIT	4,802	112,680
DFS Furniture PLC (a)	11,094	22,851
Diageo PLC	105,793	2,528,735
Diploma PLC	6,440	459,936
DiscoverIE Group PLC	4,369	34,938
Domino's Pizza Group PLC	14,996	40,195
Dowlais Group PLC	62,506	67,235
Dr. Martens PLC	29,326	39,224
Drax Group PLC	16,420	154,627
Dunelm Group PLC	7,198	108,919
easyJet PLC	19,411	121,253
Elementis PLC	26,513	57,966
Empiric Student Property PLC REIT	27,506	34,290
EnQuest PLC	97,668	15,410
Entain PLC	30,421	357,858
Essentra PLC	13,200	19,121
Evoke PLC (a) (d)	17,417	12,216
FDM Group Holdings PLC	4,225	7,463
Firstgroup PLC	28,342	86,079
Foresight Group Holdings Ltd.	4,113	26,994
Forterra PLC (b)	9,149	23,057
Frasers Group PLC (a) (d)	5,453	54,544
Future PLC	5,078	44,777
Galliford Try Holdings PLC	5,643	39,960
Games Workshop Group PLC	1,560	305,152
Gamma Communications PLC	4,448	59,881
Genuit Group PLC	11,513	56,960

See accompanying notes to financial statements.
95

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Genus PLC	2,964	$94,570
Grafton Group PLC CDI	8,999	110,476
Grainger PLC REIT	30,444	79,511
Great Portland Estates PLC REIT	16,581	71,096
Greggs PLC (d)	4,892	105,637
Gym Group PLC (a) (b)	7,565	15,073
Halfords Group PLC	11,402	21,950
Halma PLC	18,211	845,821
Hammerson PLC REIT	24,456	95,677
Harbour Energy PLC	27,786	77,582
Hays PLC	75,522	57,139
Headlam Group PLC (a)	3,630	2,639
Helical PLC REIT	4,665	12,875
Henry Boot PLC	5,034	15,045
Hikma Pharmaceuticals PLC	7,907	180,749
Hill & Smith PLC	3,643	100,295
Hilton Food Group PLC	4,096	36,835
Hiscox Ltd.	16,561	305,222
Hollywood Bowl Group PLC	7,714	26,222
Howden Joinery Group PLC	26,471	300,595
HSBC Holdings PLC	823,305	11,582,513
Hunting PLC	7,045	32,104
Ibstock PLC (b)	18,679	35,004
ICG PLC	14,010	419,845
IG Group Holdings PLC	16,874	244,658
IMI PLC	12,376	380,875
Imperial Brands PLC	36,285	1,542,642
Inchcape PLC	17,351	161,760
Informa PLC	61,659	761,685
IntegraFin Holdings PLC	14,997	70,058
InterContinental Hotels Group PLC	7,216	871,783
International Consolidated Airlines Group SA	118,869	617,866
Intertek Group PLC	7,729	491,332
Investec PLC	25,402	189,967
IP Group PLC (a)	45,759	33,081
ITV PLC	170,437	183,446
J D Wetherspoon PLC	4,659	42,745
J Sainsbury PLC	80,920	363,855
JD Sports Fashion PLC	120,723	154,885
John Wood Group PLC (a) (d)	48,127	11,947
Johnson Matthey PLC	7,804	211,173
Johnson Service Group PLC	18,805	37,974
Jupiter Fund Management PLC	20,875	40,468
Just Eat Takeaway.com NV (a) (b)	9,583	227,340
Just Group PLC	47,202	134,399
Kainos Group PLC	4,958	63,043
Keller Group PLC	3,661	74,324
Kier Group PLC	18,958	56,276
Kingfisher PLC	83,435	346,745
Lancashire Holdings Ltd.	11,788	107,120
Land Securities Group PLC REIT	35,204	275,830
Legal & General Group PLC	256,867	823,021
Liontrust Asset Management PLC	2,815	13,018
Lloyds Banking Group PLC	2,846,017	3,211,522
London Stock Exchange Group PLC	24,340	2,790,500
Security Description	Shares	Value
LondonMetric Property PLC REIT	105,906	$259,346
M&G PLC	115,530	393,497
Man Group PLC	57,686	138,545
Marks & Spencer Group PLC	99,275	487,151
Marshalls PLC	11,793	28,704
Marston's PLC (a)	28,060	14,827
Melrose Industries PLC	57,712	473,006
Mitchells & Butlers PLC (a)	12,078	40,162
Mitie Group PLC	61,658	115,546
MJ Gleeson PLC	2,506	12,921
Mobico Group PLC (a)	24,551	9,499
Molten Ventures PLC (a)	8,706	45,241
MONY Group PLC	24,416	65,148
Moonpig Group PLC	17,362	53,058
Morgan Advanced Materials PLC	13,047	38,642
Morgan Sindall Group PLC	2,167	129,529
National Grid PLC	246,466	3,542,017
NatWest Group PLC	393,325	2,761,944
NCC Group PLC (d)	13,339	26,541
Next PLC	5,489	914,459
Ninety One PLC	12,359	33,909
Ocado Group PLC (a) (d)	28,901	87,543
On the Beach Group PLC (b)	6,772	20,194
OSB Group PLC	16,887	129,016
Oxford Biomedica PLC (a) (d)	3,229	24,256
Oxford Instruments PLC	2,870	71,402
Oxford Nanopore Technologies PLC (a)	30,576	62,691
Pagegroup PLC	15,009	46,110
Paragon Banking Group PLC	9,430	110,130
Paratus Energy Services Ltd.	5,671	23,189
PayPoint PLC (d)	2,713	27,429
Pearson PLC	31,851	453,021
Pennon Group PLC	22,403	141,028
Pepco Group NV	7,315	52,223
Persimmon PLC	15,492	241,722
Pets at Home Group PLC	22,867	63,047
Phoenix Group Holdings PLC	41,016	355,327
Picton Property Income Ltd. REIT	23,151	24,466
Pinewood Technologies Group PLC (a)	2,975	16,621
Playtech PLC	14,036	69,726
Premier Foods PLC	29,743	76,880
Primary Health Properties PLC REIT	111,973	137,629
PZ Cussons PLC	14,719	16,051
QinetiQ Group PLC	23,719	175,465
Quilter PLC (b)	55,071	123,220
Raspberry PI Holdings PLC (a)	4,678	25,745
Rathbones Group PLC	2,933	72,101
Reach PLC	14,028	12,559
Reckitt Benckiser Group PLC	32,104	2,471,320
RELX PLC	89,152	4,269,143
Renishaw PLC	1,555	74,840
Rentokil Initial PLC	112,392	568,615
Rightmove PLC	36,927	352,266
Rolls-Royce Holdings PLC	401,112	6,425,965

See accompanying notes to financial statements.
96

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Rotork PLC	40,787	$186,143
RS Group PLC	21,851	167,235
S4 Capital PLC (d)	20,487	6,192
Sabre Insurance Group PLC (b)	11,381	22,247
Safestore Holdings PLC REIT	10,267	90,948
Sage Group PLC	46,045	681,869
Savills PLC	6,581	84,521
Schroders PLC	41,362	209,370
Segro PLC REIT	58,955	520,179
Senior PLC	17,939	47,963
Serco Group PLC	47,296	150,776
Severn Trent PLC	12,661	441,121
Shaftesbury Capital PLC REIT	71,949	137,446
Smith & Nephew PLC	41,882	754,131
Smiths Group PLC	15,640	495,222
Softcat PLC	6,348	134,856
Spectris PLC	4,687	258,705
Spirax Group PLC	3,496	320,747
Spire Healthcare Group PLC (b)	12,057	40,417
Spirent Communications PLC	27,924	74,584
SSE PLC	53,562	1,255,758
SSP Group PLC	36,187	83,452
St. James's Place PLC	26,027	444,993
Standard Chartered PLC	89,692	1,733,336
SThree PLC	5,754	12,627
Subsea 7 SA	11,098	229,127
Synthomer PLC (a)	5,509	5,740
Tate & Lyle PLC	19,044	115,268
Taylor Wimpey PLC	170,068	235,937
Telecom Plus PLC	3,628	91,530
Tesco PLC	314,018	1,883,337
THG PLC (a) (d)	33,076	16,707
TORM PLC Class A	2,606	53,594
TP ICAP Group PLC	35,938	133,291
Trainline PLC (a) (b)	21,470	80,700
Travis Perkins PLC	10,122	83,191
Treatt PLC	2,548	9,210
Tritax Big Box REIT PLC	109,143	212,319
Trustpilot Group PLC (a) (b)	15,707	47,874
TT Electronics PLC (a)	7,438	11,335
Unilever PLC	119,769	7,094,518
UNITE Group PLC REIT	17,647	170,815
United Utilities Group PLC	32,992	509,224
Vanquis Banking Group PLC (a)	11,233	18,601
Vesuvius PLC	8,818	44,398
Victrex PLC	3,944	38,229
Videndum PLC (a)	3,215	2,021
Vistry Group PLC (a)	14,582	126,895
Vodafone Group PLC	961,511	1,115,285
Volution Group PLC	10,086	85,951
Watches of Switzerland Group PLC (a) (b)	11,524	56,689
Weir Group PLC	12,361	454,632
WH Smith PLC	6,196	56,429
Whitbread PLC	8,235	356,981
Wickes Group PLC	11,095	33,458
Security Description	Shares	Value
Wise PLC Class A (a)	37,267	$519,267
Workspace Group PLC REIT	6,905	36,858
WPP PLC	52,184	258,390
XPS Pensions Group PLC	9,433	43,050
Zegona Communications PLC (a)	11,645	192,828
Zigup PLC	11,243	49,343
		124,284,432
UNITED STATES — 11.5%
Alcon AG	23,555	1,754,376
Amrize Ltd. (a)	25,536	1,232,108
BP PLC	781,165	4,477,372
Carnival PLC (a)	6,455	171,846
Diversified Energy Co. PLC	4,049	56,635
Experian PLC	43,283	2,168,800
Ferrovial SE	23,273	1,333,927
GSK PLC	193,169	4,094,547
Haleon PLC	425,343	1,903,382
Holcim AG	25,536	2,161,245
HUUUGE, Inc. (a) (b)	1,241	8,005
Nestle SA	122,004	11,204,465
Novartis AG	91,261	11,483,757
PolyPeptide Group AG (a) (b) (d)	700	20,851
Profoto Holding AB (a)	715	1,372
PureTech Health PLC (a)	11,243	20,131
Qiagen NV	10,553	467,409
RHI Magnesita NV	990	27,455
Roche Holding AG	33,268	10,867,031
Roche Holding AG Bearer Shares	1,394	476,902
Sanofi SA	53,962	4,980,489
Schneider Electric SE	27,405	7,650,926
Shell PLC (e)	124,228	4,426,059
Shell PLC (e)	153,237	5,485,328
Signify NV (b)	6,034	158,106
Sinch AB (a) (b)	33,359	107,365
Stellantis NV (e)	1,236	11,431
Stellantis NV (e)	95,350	881,053
Swiss Re AG	14,171	2,619,048
Tenaris SA	16,760	299,137
		80,550,558
TOTAL COMMON STOCKS (Cost $673,012,261)		698,020,803
PREFERRED STOCKS — 0.0% *
ITALY — 0.0% *
Edison SpA 3.75%	5,172	14,585
SWEDEN — 0.0% *
Corem Property Group AB Preference Shares 8.02%	445	11,805
TOTAL PREFERRED STOCKS (Cost $22,538)		26,390
RIGHTS — 0.0% *
BELGIUM — 0.0% *
Sofina SA (expiring 10/08/25) (a) (d)	728	1,625

See accompanying notes to financial statements.
97

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
SWITZERLAND — 0.0% *
Rieter Holding AG (expiring 10/01/25) (a) (d)	138	$607
TOTAL RIGHTS (Cost $17,674)		2,232
WARRANTS — 0.0% *
DENMARK — 0.0% *
Atlantic Sapphire ASA (expiring 12/14/26) (a)	88	6
ITALY — 0.0% *
Fincantieri SpA (expiring 09/30/26) (a) (d)	972	2,986
Webuild SpA (expiring 08/02/30) (a) (c) (d)	775	—
		2,986
TOTAL WARRANTS (Cost $0)		2,992
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (f) (g)	566,751	566,751
State Street Navigator Securities Lending Portfolio II (h) (i)	9,156,450	9,156,450
TOTAL SHORT-TERM INVESTMENTS (Cost $9,723,201)		9,723,201
TOTAL INVESTMENTS — 100.9% (Cost $682,775,674)		707,775,618
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(6,400,506)
NET ASSETS — 100.0%		$701,375,112

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.5% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	All or a portion of the shares of the security are on loan at September 30, 2025.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The rate shown is the annualized seven-day yield at September 30, 2025.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$697,884,015	$136,788	$0(a)	$698,020,803
Preferred Stocks	26,390	—	—	26,390
Rights	2,232	—	—	2,232
Warrants	2,992	—	0(a)	2,992
Short-Term Investments	9,723,201	—	—	9,723,201
TOTAL INVESTMENTS	$707,638,830	$136,788	$0	$707,775,618
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2025.
See accompanying notes to financial statements.
98

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Sector Breakdown as of September 30, 2025

% of Net Assets
Financials	23.6%
Industrials	20.2
Health Care	12.4
Consumer Discretionary	8.6
Consumer Staples	8.5
Information Technology	7.3
Materials	5.4
Energy	4.3
Utilities	4.1
Communication Services	3.4
Real Estate	1.7
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	443,364	$443,364	$27,288,355	$27,164,968	$—	$—	566,751	$566,751	$24,794
State Street Navigator Securities Lending Portfolio II	3,923,584	3,923,584	126,552,217	121,319,351	—	—	9,156,450	9,156,450	127,017
Total		$4,366,948	$153,840,572	$148,484,319	$—	$—		$9,723,201	$151,811
See accompanying notes to financial statements.
99

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 1.7%
Alpha HPA Ltd. (a)	85,021	$46,487
AMP Ltd.	79,719	87,704
ANZ Group Holdings Ltd.	20,970	461,548
Aussie Broadband Ltd.	11,230	43,019
Bellevue Gold Ltd. (a)	76,152	57,788
BHP Group Ltd. (b)	36,192	1,020,135
Boss Energy Ltd. (a) (b)	21,864	29,850
Brambles Ltd.	59,445	977,050
Capricorn Metals Ltd. (a)	3,357	29,435
Catalyst Metals Ltd. (a)	7,422	38,860
Centuria Capital Group REIT (b)	36,951	54,121
Codan Ltd.	1,337	26,158
Coles Group Ltd.	27,163	419,273
Commonwealth Bank of Australia (b)	10,896	1,205,239
Deep Yellow Ltd. (a) (b)	39,891	51,818
Deterra Royalties Ltd. (b)	9,933	26,201
Develop Global Ltd. (a)	6,321	17,720
DroneShield Ltd. (a)	17,278	53,362
Emerald Resources NL (a) (b)	11,079	36,860
Endeavour Group Ltd. (b)	10,265	24,695
Firefinch Ltd. (a) (b) (c)	22,838	908
Fortescue Ltd. (b)	42,639	527,878
Genesis Minerals Ltd. (a) (b)	42,232	164,857
Glencore PLC (a)	46,765	215,062
Greatland Resources Ltd. (a) (b)	4,926	23,542
Helia Group Ltd.	10,338	39,602
HMC Capital Ltd. REIT (b)	18,532	39,057
Iluka Resources Ltd. (b)	9,933	41,671
Ingenia Communities Group REIT	17,026	61,385
Insurance Australia Group Ltd.	132,623	720,746
IperionX Ltd. (a) (b)	5,885	29,408
Lendlease Corp. Ltd. Stapled Security	70,110	255,560
Leo Lithium Ltd. (a) (b) (c)	19,090	2,616
Liontown Resources Ltd. (a) (b)	18,056	11,787
Lynas Rare Earths Ltd. (a) (b)	6,214	69,229
Macquarie Group Ltd. (b)	12,240	1,779,218
Mader Group Ltd. (b)	5,934	32,563
Megaport Ltd. (a)	11,358	118,709
Mesoblast Ltd. (a) (b)	23,239	36,502
Mineral Resources Ltd. (a) (b)	873	23,803
Nanosonics Ltd. (a) (b)	18,205	50,916
National Australia Bank Ltd.	26,466	774,406
Neuren Pharmaceuticals Ltd. (a) (b)	4,245	55,536
Northern Star Resources Ltd. (b)	5,425	85,319
Nufarm Ltd. (a) (b)	2,018	3,063
Nuix Ltd. (a) (b)	16,869	32,757
Objective Corp. Ltd. (b)	5,713	75,650
Ora Banda Mining Ltd. (a)	47,242	36,945
Origin Energy Ltd.	44,189	366,078
Orora Ltd. (b)	4,922	6,785
Security Description	Shares	Value
Paladin Energy Ltd. (a) (b) (d)	3,267	$18,014
Paladin Energy Ltd. (a) (b) (d)	5,454	29,320
Pantoro Gold Ltd. (a)	4,969	19,957
Perseus Mining Ltd.	16,550	53,746
Pilbara Minerals Ltd. (a) (b)	21,494	35,898
PolyNovo Ltd. (a) (b)	87,121	82,279
Pro Medicus Ltd. (b)	3,678	751,486
QBE Insurance Group Ltd.	20,854	284,574
Ramelius Resources Ltd. (b)	35,502	91,292
Region Group REIT	885,707	1,402,935
Regis Resources Ltd.	5,727	22,811
Resolute Mining Ltd. (a)	11,741	8,015
Rio Tinto Ltd. (b)	1,426	115,328
Rio Tinto PLC	18,865	1,241,279
Santos Ltd.	37,223	166,026
Scentre Group REIT	62,075	167,852
Silex Systems Ltd. (a) (b)	10,493	45,689
SiteMinder Ltd. (a) (b)	13,175	62,956
Sonic Healthcare Ltd.	32,920	467,772
South32 Ltd. (b)	18,215	32,957
Suncorp Group Ltd.	37,057	497,576
Superloop Ltd. (a) (b)	17,686	39,853
Telix Pharmaceuticals Ltd. (a) (b)	11,333	109,434
Temple & Webster Group Ltd. (a)	10,196	155,285
Transurban Group Stapled Security	61,293	560,583
Tuas Ltd. (a)	4,829	22,371
Unibail-Rodamco-Westfield (a)	17,628	92,628
Vault Minerals Ltd. (a)	189,062	82,698
Vicinity Ltd. REIT	235,976	394,110
Vulcan Energy Resources Ltd. (a) (b)	11,905	47,340
WA1 Resources Ltd. (a)	2,868	34,974
Wesfarmers Ltd.	27,163	1,656,569
West African Resources Ltd. (a)	53,709	108,211
Westgold Resources Ltd. (b)	22,190	65,885
Westpac Banking Corp. (b)	30,572	789,594
Woodside Energy Group Ltd. (b)	21,284	324,860
Woolworths Group Ltd.	10,265	181,643
Zip Co. Ltd. (a)	72,048	211,054
		20,863,735
AUSTRIA — 0.1%
DO & Co. AG	2,591	675,862
Kontron AG	1,657	53,269
OMV AG	5,597	298,704
SBO AG	3,873	121,506
		1,149,341
BAHAMAS — 0.0% *
OneSpaWorld Holdings Ltd.	4,912	103,840
BELGIUM — 0.2%
Anheuser-Busch InBev SA	10,566	630,684
KBC Group NV	3,021	360,115
Liberty Global Ltd. Class C (a)	14,189	166,721
Solvay SA	4,007	127,216
Syensqo SA	4,007	323,455

See accompanying notes to financial statements.
100

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
UCB SA	4,914	$1,356,878
		2,965,069
BRAZIL — 0.7%
Afya Ltd. Class A	880	13,728
Ambev SA ADR (b)	90,399	201,590
Banco Bradesco SA ADR	128,215	433,367
Banco Pan SA Preference Shares	6,154	8,990
Braskem SA Preference Shares (a)	13,836	17,069
Brava Energia (a)	9,871	33,326
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	6,624	8,023
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,388	133,720
Cia de Saneamento de Minas Gerais Copasa MG	6,071	39,318
Cia De Sanena Do Parana	8,886	61,820
Cia Energetica de Minas Gerais ADR	20,018	42,238
Cia Siderurgica Nacional SA ADR (b)	44,444	66,666
Cosan SA (a)	11,600	13,439
Cury Construtora e Incorporadora SA	6,132	39,805
Cyrela Brazil Realty SA Empreendimentos e Participacoes	6,378	36,767
Direcional Engenharia SA	11,700	35,525
Embraer SA	12,723	191,817
ERO Copper Corp. (a) (b)	702	14,223
Gerdau SA ADR	50,526	156,631
Iguatemi SA	21,752	99,988
Inter & Co., Inc. Class A	880	8,122
Itau Unibanco Holding SA ADR	95,119	698,173
Karoon Energy Ltd. (b)	11,046	12,079
MBRF Global Foods Co. SA	3,605	13,146
MercadoLibre, Inc. (a)	576	1,346,077
Minerva SA (a)	22,322	28,293
NU Holdings Ltd. Class A (a)	33,712	539,729
Orizon Valorizacao de Residuos SA (a)	13,011	136,204
Pagseguro Digital Ltd. Class A	1,348	13,480
Petroleo Brasileiro SA - Petrobras ADR (b) (d)	56,083	662,901
Petroleo Brasileiro SA - Petrobras ADR (d)	22,887	289,749
Petroreconcavo SA	8,637	20,451
Pluxee NV	8,023	142,442
PRIO SA (a)	67,897	486,131
Serena Energia SA (a)	67,471	156,466
Sigma Lithium Corp. (a)	6,952	44,562
StoneCo Ltd. Class A (a)	4,044	76,472
TOTVS SA	2,000	17,249
Tres Tentos Agroindustrial SA	6,400	16,801
Vale SA ADR	69,365	753,304
Security Description	Shares	Value
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	5,200	$3,369
VTEX Class A (a) (b)	14,304	62,651
Wheaton Precious Metals Corp.	8,264	924,993
Yara International ASA	5,038	184,094
		8,284,988
BURKINA FASO — 0.0% *
IAMGOLD Corp. (a) (b)	5,719	73,902
CANADA — 2.9%
Advantage Energy Ltd. (a) (b)	32,581	267,176
Agnico Eagle Mines Ltd.	4,051	682,445
Alamos Gold, Inc. Class A (b)	1,036	36,119
Algonquin Power & Utilities Corp. (b)	14,628	78,638
Allied Gold Corp. (a)	418	7,306
Altius Minerals Corp.	8,714	209,614
AtkinsRealis Group, Inc.	7,360	531,291
Aurinia Pharmaceuticals, Inc. (a)	8,257	91,240
Aya Gold & Silver, Inc. (a)	8,969	103,781
B2Gold Corp.	12,395	61,289
Bank of Montreal	7,357	958,885
Bank of Nova Scotia (b)	8,969	580,078
Barrick Mining Corp. (b)	11,854	389,425
Birchcliff Energy Ltd. (b)	4,563	18,791
Bitfarms Ltd. (a) (b)	29,744	84,012
BlackBerry Ltd. (a) (b)	6,404	31,251
Bombardier, Inc. Class B (a) (b)	1,750	245,294
Brookfield Asset Management Ltd. Class A (b)	7,204	410,060
Brookfield Corp. (b)	28,336	1,944,663
Brookfield Wealth Solutions Ltd.	249	17,074
Cameco Corp. (b)	13,534	1,136,101
Canada Goose Holdings, Inc. (a)	1,958	26,962
Canadian Imperial Bank of Commerce (b)	6,366	508,813
Canadian National Railway Co. (b)	12,861	1,213,079
Canadian Natural Resources Ltd.	25,671	821,014
Canadian Pacific Kansas City Ltd. (b)	13,529	1,007,820
Canadian Tire Corp. Ltd. Class A (b)	3,225	383,992
Celestica, Inc. (a)	996	245,149
Cenovus Energy, Inc. (b)	16,491	280,065
CES Energy Solutions Corp. (b)	1,800	12,147
Champion Iron Ltd. (b)	6,936	21,467
Collective Mining Ltd. (a) (b)	4,334	62,951
Computer Modelling Group Ltd. (b)	13,468	60,690
Cronos Group, Inc. (a) (b)	2,574	7,122
Defi Technologies, Inc. (a) (b)	9,019	18,474
Denison Mines Corp. (a)	27,396	75,411
Discovery Silver Corp. (a)	18,608	69,008
Docebo, Inc. (a)	4,286	116,961
DPM Metals, Inc. (b)	9,582	212,451

See accompanying notes to financial statements.
101

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
D-Wave Quantum, Inc. (a) (b)	4,360	$107,736
Enbridge, Inc.	17,619	889,054
Endeavour Silver Corp. (a) (b)	7,520	58,910
Enerflex Ltd.	1,600	17,260
EQB, Inc. (b)	371	24,797
Equinox Gold Corp. (a) (b)	17,165	192,326
First Majestic Silver Corp. (b) (d)	34,347	421,870
First Majestic Silver Corp. (b) (d)	9,612	118,131
Fortuna Mining Corp. (a) (b)	6,006	53,784
G Mining Ventures Corp. (a)	1,605	31,895
George Weston Ltd.	2,673	163,081
Headwater Exploration, Inc. (b)	1,094	5,905
Hut 8 Corp. (a) (b)	1,976	68,785
IGM Financial, Inc. (b)	4,997	181,938
Imperial Oil Ltd.	9,279	841,539
Jamieson Wellness, Inc. (b) (e)	2,562	66,674
Just Energy Group, Inc. (a) (c)	352	—
K92 Mining, Inc. (a) (b)	3,972	48,016
Kinaxis, Inc. (a)	339	43,770
Kinross Gold Corp.	27,556	684,048
Lightspeed Commerce, Inc. (a) (b)	6,640	76,689
Lithium Americas Corp. (a) (b)	13,215	75,506
Loblaw Cos. Ltd.	41,500	1,605,538
Manulife Financial Corp.	23,564	734,322
MEG Energy Corp.	3,340	67,405
Meren Energy, Inc.	25,964	34,335
MTY Food Group, Inc. (b)	5,225	144,613
National Bank of Canada (b)	17,621	1,872,152
New Gold, Inc. (a) (b)	7,937	56,872
NexGen Energy Ltd. (a) (b)	46,145	413,229
Novagold Resources, Inc. (a)	2,902	25,654
Nutrien Ltd. (b)	6,961	408,885
Onex Corp. (b)	11,035	979,382
Orla Mining Ltd. (a)	5,847	63,076
Pan American Silver Corp.	5,804	224,960
Rogers Communications, Inc. Class B (b)	18,607	640,694
Royal Bank of Canada	16,183	2,385,696
Sandstorm Gold Ltd.	1,356	16,977
Shopify, Inc. Class A (a)	14,253	2,117,975
Skeena Resources Ltd. (a)	6,816	125,553
Slate Grocery REIT Class U,	18,317	190,884
Solaris Resources, Inc. (a)	2,184	13,938
South Bow Corp. (b)	2,421	68,520
Southern Cross Gold Consolidated Ltd. CDI (a)	9,139	48,818
SSR Mining, Inc. (a)	11,574	282,654
Sun Life Financial, Inc. (b)	18,202	1,093,245
Suncor Energy, Inc.	25,903	1,084,225
SunOpta, Inc. (a) (b)	4,459	26,086
Taseko Mines Ltd. (a) (b)	15,842	67,175
TC Energy Corp. (b)	12,217	664,410
Teck Resources Ltd. Class B (b)	9,252	405,947
TELUS Corp.	68,612	1,080,908
TerraVest Industries, Inc. (b)	420	42,048
Security Description	Shares	Value
Tilray Brands, Inc. (a) (b) (d)	8,009	$13,856
Tilray Brands, Inc. (a) (b) (d)	4,359	7,519
TMC the metals Co., Inc. (a)	4,434	28,245
Torex Gold Resources, Inc. (a) (b)	1,025	42,609
Toronto-Dominion Bank	21,607	1,728,063
TransAlta Corp. (b)	28,902	394,874
Triple Flag Precious Metals Corp. (b)	613	17,949
Vizsla Silver Corp. (a)	6,740	29,113
Voyager Digital Ltd. (a)	6,606	1
Well Health Technologies Corp. (a) (b)	2,418	8,932
Wesdome Gold Mines Ltd. (a) (b)	12,028	187,413
Whitecap Resources, Inc. (b)	8,767	66,915
		36,711,488
CHILE — 0.0% *
Aguas Andinas SA Class A	28,728	10,905
Cia Cervecerias Unidas SA	903	5,548
Embotelladora Andina SA Preference Shares	31,550	124,291
Enel Chile SA ADR	5,604	21,799
Inversiones Aguas Metropolitanas SA	12,101	11,566
Lundin Mining Corp. (b)	392	5,849
Parque Arauco SA	10,889	27,564
Sociedad Quimica y Minera de Chile SA ADR (a) (b)	1,347	57,894
Vina Concha y Toro SA	11,637	12,756
		278,172
CHINA — 3.3%
360 Security Technology, Inc. Class A	10,000	15,868
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	9,400	28,632
3SBio, Inc. (b) (e)	8,500	32,775
AAC Technologies Holdings, Inc.	2,500	14,697
Abbisko Cayman Ltd. (a)	5,000	11,516
Accelink Technologies Co. Ltd. Class A	2,400	22,426
AECC Aviation Power Co. Ltd. Class A	5,800	34,324
Agricultural Bank of China Ltd. Class H	378,000	255,064
AK Medical Holdings Ltd. (b) (e)	28,000	19,865
Akeso, Inc. (a) (e)	14,000	254,074
Alibaba Group Holding Ltd.	186,000	4,231,402
Alibaba Group Holding Ltd. ADR	2,632	470,417
Alibaba Health Information Technology Ltd. (a) (b)	86,000	73,616
A-Living Smart City Services Co. Ltd. Class H (b) (e)	112,250	42,560
Aluminum Corp. of China Ltd. Class A	8,800	10,174

See accompanying notes to financial statements.
102

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Amlogic Shanghai Co. Ltd. Class A (a)	1,802	$28,109
Angel Yeast Co. Ltd. Class A	2,300	12,763
Anhui Conch Cement Co. Ltd. Class H (b)	6,000	18,122
Anhui Gujing Distillery Co. Ltd. Class A	900	20,277
Anhui Gujing Distillery Co. Ltd. Class B	3,600	49,972
Anhui Jianghuai Automobile Group Corp. Ltd. Class A (a)	6,500	49,155
ANTA Sports Products Ltd.	11,400	136,998
Ascentage Pharma Group International (a) (e)	24,200	239,655
AsiaInfo Technologies Ltd. (b) (e)	5,200	6,550
Autohome, Inc. ADR	754	21,527
Avicopter PLC Class A	43,300	220,163
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	88,400	100,215
Baidu, Inc. Class A (a)	29,110	498,362
Bank of China Ltd. Class H	1,063,000	582,024
Bank of Communications Co. Ltd. Class H	312,000	261,858
Beijing Compass Technology Development Co. Ltd. Class A (a)	1,000	23,449
Beijing Enlight Media Co. Ltd. Class A	15,400	41,852
Beijing Fourth Paradigm Technology Co. Ltd. Class H (a)	4,700	41,893
Beijing Yanjing Brewery Co. Ltd. Class A	67,800	115,388
BeOne Medicines Ltd. Class H (a)	4,131	108,951
Bestechnic Shanghai Co. Ltd. Class A	1,282	53,511
Bethel Automotive Safety Systems Co. Ltd. Class A	2,400	18,146
Bilibili, Inc. Class Z (a) (b)	1,995	57,590
Black Sesame International Holding Ltd. (a) (b)	1,200	3,196
BOE Varitronix Ltd. (b)	57,000	41,026
Boyaa Interactive International Ltd. (b)	15,000	12,879
BYD Co. Ltd. Class A	7,500	114,919
BYD Co. Ltd. Class H	34,500	488,651
C&D Property Management Group Co. Ltd.	27,000	10,862
Cambricon Technologies Corp. Ltd. Class A (a)	255	47,405
Canggang Railway Ltd. (b)	32,000	3,537
CARsgen Therapeutics Holdings Ltd. (a) (e)	11,000	27,258
CCOOP Group Co. Ltd. Class A (a)	19,400	6,995
CGN Mining Co. Ltd. (b)	40,000	16,195
Security Description	Shares	Value
CGN New Energy Holdings Co. Ltd.	14,000	$5,326
Chifeng Jilong Gold Mining Co. Ltd. Class A	18,600	77,193
China CITIC Bank Corp. Ltd. Class H	62,000	53,311
China Conch Venture Holdings Ltd.	5,000	7,050
China Construction Bank Corp. Class H	1,204,000	1,157,514
China East Education Holdings Ltd. (e)	26,500	26,022
China Foods Ltd.	60,000	34,009
China Gas Holdings Ltd. (b)	22,110	21,654
China Jushi Co. Ltd. Class A	8,600	20,923
China Life Insurance Co. Ltd. Class H	96,000	272,685
China Mengniu Dairy Co. Ltd.	58,000	111,819
China Merchants Bank Co. Ltd. Class H	118,674	713,228
China Merchants Energy Shipping Co. Ltd. Class A	7,700	9,593
China Minsheng Banking Corp. Ltd. Class H	43,500	22,979
China National Software & Service Co. Ltd. Class A (a)	7,700	53,747
China Overseas Land & Investment Ltd.	48,000	88,592
China Overseas Property Holdings Ltd.	5,000	3,239
China Pacific Insurance Group Co. Ltd. Class H	18,400	73,265
China Petroleum & Chemical Corp. Class H (b)	599,200	311,907
China Rare Earth Resources & Technology Co. Ltd. Class A (a)	13,800	100,198
China Resources Beer Holdings Co. Ltd.	8,000	28,214
China Resources Gas Group Ltd.	2,000	5,100
China Resources Land Ltd.	31,000	121,045
China Ruyi Holdings Ltd. (a) (b)	164,000	62,603
China Shenhua Energy Co. Ltd. Class H (b)	44,500	212,765
China Tower Corp. Ltd. Class H (e)	42,000	61,971
China Vanke Co. Ltd. Class H (a) (b)	12,400	8,877
CITIC Ltd.	89,000	130,633
CMOC Group Ltd. Class A	7,400	16,300
COFCO Joycome Foods Ltd. (a) (b)	64,000	14,806
Contemporary Amperex Technology Co. Ltd. Class A	720	40,609
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	5,700	9,693

See accompanying notes to financial statements.
103

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
COSCO SHIPPING Ports Ltd.	43,703	$31,961
Country Garden Services Holdings Co. Ltd.	10,000	8,496
CSG Holding Co. Ltd. Class B	200,900	46,220
CSPC Pharmaceutical Group Ltd.	26,880	32,372
Dalipal Holdings Ltd. (a) (b)	10,000	8,097
Daqo New Energy Corp. ADR (a)	4,046	113,814
Dongyue Group Ltd.	23,000	35,888
East Buy Holding Ltd. (a) (b) (e)	9,000	30,052
Eastroc Beverage Group Co. Ltd. Class A	900	38,362
Ecovacs Robotics Co. Ltd. Class A	3,100	46,756
Empyrean Technology Co. Ltd. Class A	2,700	47,845
ENN Energy Holdings Ltd.	27,300	225,792
Eoptolink Technology, Inc. Ltd. Class A	3,920	201,170
Everest Medicines Ltd. (a) (e)	8,000	57,889
Evergrande Property Services Group Ltd. (a) (e)	93,000	14,105
Ganfeng Lithium Group Co. Ltd. Class A	980	8,371
GDS Holdings Ltd. Class A (a)	11,561	59,555
Geely Automobile Holdings Ltd.	56,000	140,713
GEM Co. Ltd. Class A	3,900	4,607
Genscript Biotech Corp. (a) (b)	10,000	21,490
Giant Network Group Co. Ltd. Class A	8,500	53,881
Global New Material International Holdings Ltd. (a) (b)	24,000	14,375
Great Wall Motor Co. Ltd. Class A	24,400	84,216
Great Wall Motor Co. Ltd. Class H	6,500	14,035
Guangdong Investment Ltd.	4,000	3,635
Guangzhou Automobile Group Co. Ltd. Class A	73,700	78,794
Guangzhou Haige Communications Group, Inc. Co. Class A	12,700	23,324
Guangzhou R&F Properties Co. Ltd. Class H (a) (b)	111,200	9,862
Guangzhou Tinci Materials Technology Co. Ltd. Class A	2,380	12,746
Guoquan Food Shanghai Co. Ltd. Class H	33,200	13,698
H World Group Ltd. ADR (b)	662	25,891
Haichang Ocean Park Holdings Ltd. (a) (b) (e)	207,000	23,679
Haidilao International Holding Ltd. (b) (e)	2,000	3,450
Haier Smart Home Co. Ltd. Class H	79,000	257,295
Hainan Airport Infrastructure Co. Ltd. Class A	119,200	69,573
Security Description	Shares	Value
Hainan Meilan International Airport Co. Ltd. Class H (a) (b)	23,000	$31,187
Hangzhou First Applied Material Co. Ltd. Class A	548	1,207
Hangzhou Tigermed Consulting Co. Ltd. Class A	300	2,441
HBM Holdings Ltd. (a) (e)	13,000	26,216
Health & Happiness H&H International Holdings Ltd. (b)	47,500	80,465
Hello Group, Inc. ADR	4,308	31,965
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	3,700	10,388
Hengan International Group Co. Ltd.	8,500	27,749
Hithink RoyalFlush Information Network Co. Ltd. Class A	400	20,864
Horizon Robotics (a) (b)	41,400	50,976
Huafon Chemical Co. Ltd. Class A	9,400	12,028
Huagong Tech Co. Ltd. Class A	4,100	53,199
Huaneng Power International, Inc. Class H	170,000	118,426
Huangshan Tourism Development Co. Ltd. Class B	10,600	7,664
Hundsun Technologies, Inc. Class A	11,700	56,666
Hwatsing Technology Co. Ltd. Class A	591	13,698
Hygeia Healthcare Holdings Co. Ltd. (a) (b) (e)	1,200	2,207
Iflytek Co. Ltd. Class A	1,100	8,650
indie Semiconductor, Inc. Class A (a) (b)	4,980	20,269
Industrial & Commercial Bank of China Ltd. Class H	727,000	536,345
INESA Intelligent Tech, Inc. Class B	289,000	222,819
Ingenic Semiconductor Co. Ltd. Class A	2,700	33,719
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	6,700	21,217
Innovent Biologics, Inc. (a) (e)	8,500	105,316
Inspur Digital Enterprise Technology Ltd.	56,000	67,153
iQIYI, Inc. ADR (a) (b)	14,938	38,241
Isoftstone Information Technology Group Co. Ltd. Class A	5,500	42,558
JA Solar Technology Co. Ltd. Class A (a)	3,528	6,504
JD Health International, Inc. (a) (e)	4,250	36,325
JD.com, Inc. Class A	27,923	497,061
JF SmartInvest Holdings Ltd. (b)	500	4,794
Jiangsu Hoperun Software Co. Ltd. Class A (a)	12,300	104,580
Jiangsu King's Luck Brewery JSC Ltd. Class A	11,300	62,307

See accompanying notes to financial statements.
104

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Jiangsu Yanghe Distillery Co. Ltd. Class A	600	$5,719
Jinan Acetate Chemical Co. Ltd.	13,700	28,319
Jinchuan Group International Resources Co. Ltd. (a) (b)	28,000	2,303
JinkoSolar Holding Co. Ltd. ADR (b)	3,007	72,258
Jinxin Fertility Group Ltd. (a) (b) (e)	4,500	1,654
Jiumaojiu International Holdings Ltd. (b) (e)	9,000	2,418
JOYY, Inc. ADR	651	38,155
Kangji Medical Holdings Ltd.	5,000	5,713
Kanzhun Ltd. ADR (a)	3,363	78,560
KE Holdings, Inc. ADR	6,590	125,210
Kingdee International Software Group Co. Ltd. (a)	34,000	76,562
Kingsoft Cloud Holdings Ltd. ADR (a) (b)	12,697	189,439
Kingsoft Corp. Ltd.	800	3,560
Kuaishou Technology (b) (e)	24,600	267,488
Kuang-Chi Technologies Co. Ltd. Class A	42,600	300,042
Kunlun Tech Co. Ltd. Class A (a)	3,100	21,134
Kweichow Moutai Co. Ltd. Class A	700	141,818
Laekna, Inc. (a) (b)	5,500	12,159
Laopu Gold Co. Ltd. Class H (b)	100	9,151
Lenovo Group Ltd.	78,000	115,791
Lepu Biopharma Co. Ltd. Class H (a) (e)	2,000	2,041
Li Auto, Inc. ADR (a)	30	760
Li Auto, Inc. Class A (a) (b)	22,504	293,289
Li Ning Co. Ltd.	42,500	96,358
Lianlian DigiTech Co. Ltd. Class H (a)	24,000	27,700
Lifetech Scientific Corp. (a) (b)	12,000	2,900
Lingbao Gold Group Co. Ltd. Class H	3,000	7,114
Lingyi iTech Guangdong Co. Class A	11,700	26,774
Longfor Group Holdings Ltd. (b) (e)	9,024	13,779
Luzhou Laojiao Co. Ltd. Class A	600	11,105
Mango Excellent Media Co. Ltd. Class A	2,700	13,547
Maxscend Microelectronics Co. Ltd. Class A	960	11,196
Medlive Technology Co. Ltd. (b) (e)	21,000	35,250
Meitu, Inc. (b) (e)	103,500	123,316
Meituan Class B (a) (e)	61,390	824,541
Microport Scientific Corp. (a) (b)	3,008	5,331
Ming Yuan Cloud Group Holdings Ltd.	65,000	30,827
MINISO Group Holding Ltd. ADR	390	8,775
MMG Ltd. (a) (b)	50,400	43,725
Mobvista, Inc. (a) (e)	11,000	29,662
Security Description	Shares	Value
NetEase, Inc.	28,880	$878,976
New Horizon Health Ltd. (a) (b) (c) (e)	11,500	10,450
New Oriental Education & Technology Group, Inc. (a)	23,710	128,783
Newborn Town, Inc. (a)	8,000	13,418
Ningbo Deye Technology Co. Ltd. Class A	840	9,546
Ningbo Orient Wires & Cables Co. Ltd. Class A	700	6,938
NIO, Inc. Class A (a) (b)	25,064	184,910
Nongfu Spring Co. Ltd. Class H (e)	18,000	124,698
Ocumension Therapeutics (a) (e)	3,500	3,783
OmniVision Integrated Circuits Group, Inc. Class A	810	17,180
OSL Group Ltd. (a) (b)	6,500	12,531
PDD Holdings, Inc. ADR (a)	7,335	969,467
PetroChina Co. Ltd. Class H	164,000	149,237
Pharmaron Beijing Co. Ltd. Class A	2,925	14,671
PICC Property & Casualty Co. Ltd. Class H	169,788	383,204
Ping An Healthcare & Technology Co. Ltd. (b) (e)	9,500	22,357
Ping An Insurance Group Co. of China Ltd. Class H (b)	64,500	439,788
Piotech, Inc. Class A	288	10,513
Pop Mart International Group Ltd. (e)	3,800	130,307
Postal Savings Bank of China Co. Ltd. Class H (e)	68,000	47,720
Prosus NV	23,588	1,661,291
Q Technology Group Co. Ltd.	18,000	38,797
Qfin Holdings, Inc. ADR	390	11,224
Radiance Holdings Group Co. Ltd. (a) (b)	6,000	2,059
Range Intelligent Computing Technology Group Co. Ltd. Class A	2,100	15,719
Remegen Co. Ltd. Class H (a) (b) (e)	500	7,532
RLX Technology, Inc. ADR	39,549	104,014
RoboSense Technology Co. Ltd. (a) (b)	2,900	15,752
Rockchip Electronics Co. Ltd. Class A	1,400	44,304
Seres Group Co. Ltd. Class A	3,400	81,844
SG Micro Corp. Class A	253	2,957
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	2,700	22,445
Shanghai Baosight Software Co. Ltd. Class A	11,589	37,755
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	924	19,936
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	144,800	97,016

See accompanying notes to financial statements.
105

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	9,300	$71,700
Shanjin International Gold Co. Ltd. Class A	4,300	13,773
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,260	34,298
Shengyi Technology Co. Ltd. Class A	8,800	66,697
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	2,900	27,790
Shenzhou International Group Holdings Ltd.	7,700	61,013
Shoucheng Holdings Ltd. (b)	18,000	5,830
Sichuan Changhong Electric Co. Ltd. Class A	5,100	7,492
Sichuan Chuantou Energy Co. Ltd. Class A	2,600	5,209
Silergy Corp.	1,000	8,465
Silvercorp Metals, Inc. (b)	11,915	75,186
Smoore International Holdings Ltd. (b) (e)	25,000	56,649
Spring Airlines Co. Ltd. Class A	1,700	12,756
Star Plus Legend Holdings Ltd. Class H (a) (b)	7,500	10,507
Sunac China Holdings Ltd. (a) (b)	38,000	8,303
Sunac Services Holdings Ltd. (b) (e)	29,257	6,167
Sunny Optical Technology Group Co. Ltd.	8,000	93,003
SUPCON Technology Co. Ltd. Class A	969	7,488
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	3,700	37,117
Suzhou TFC Optical Communication Co. Ltd. Class A	3,920	92,288
TAL Education Group ADR (a)	14,800	165,760
Tencent Holdings Ltd.	95,400	8,129,428
Tencent Music Entertainment Group ADR	9,209	214,938
Tianli International Holdings Ltd. (b)	46,000	16,614
Tianshan Aluminum Group Co. Ltd. Class A	3,500	5,691
Trip.com Group Ltd.	13,246	1,014,680
Tsingtao Brewery Co. Ltd. Class A	6,400	59,192
Tuya, Inc. ADR	20,374	50,324
UBTech Robotics Corp. Ltd. Class H (a)	400	7,922
Up Fintech Holding Ltd. ADR (a)	8,988	95,902
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	2,085	53,534
Security Description	Shares	Value
Victory Giant Technology Huizhou Co. Ltd. Class A	5,000	$200,283
Vipshop Holdings Ltd. ADR	9,697	190,449
Vnet Group, Inc. ADR (a) (b)	5,072	52,394
Weimob, Inc. (a) (b) (e)	145,000	52,742
Western Superconducting Technologies Co. Ltd. Class A	8,791	80,283
Wintime Energy Group Co. Ltd. Class A	314,000	71,810
Wuhan Guide Infrared Co. Ltd. Class A (a)	32,270	55,916
Wuliangye Yibin Co. Ltd. Class A	1,200	20,453
WUS Printed Circuit Kunshan Co. Ltd. Class A	9,640	99,370
WuXi AppTec Co. Ltd. Class A	1,100	17,290
Wuxi Biologics Cayman, Inc. (a) (e)	34,500	181,714
XD, Inc.	10,000	104,429
Xiamen Tungsten Co. Ltd. Class A	9,700	40,284
Xiaomi Corp. Class B (a) (e)	187,000	1,297,877
Xinyi Solar Holdings Ltd. (b)	2,000	884
XPeng, Inc. ADR (a)	60	1,405
XPeng, Inc. Class A (a) (b)	22,344	267,511
Yadea Group Holdings Ltd. (e)	10,470	18,665
Yankuang Energy Group Co. Ltd. Class H (b)	66,300	86,748
Yantai Changyu Pioneer Wine Co. Ltd. Class B	105,203	117,637
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	13,600	106,283
Yeahka Ltd. (a)	20,800	26,734
Yidu Tech, Inc. (a) (b) (e)	62,300	52,848
Yifeng Pharmacy Chain Co. Ltd. Class A	6,908	23,891
Yihai International Holding Ltd.	4,000	6,468
Yonghui Superstores Co. Ltd. Class A (a)	31,800	20,881
Yonyou Network Technology Co. Ltd. Class A (a)	11,000	24,107
Yum China Holdings, Inc.	9,000	394,453
Yutong Bus Co. Ltd. Class A	10,000	38,177
Zai Lab Ltd. ADR (a)	2,070	70,152
Zhejiang Leapmotor Technology Co. Ltd. Class H (a) (e)	4,700	40,081
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	5,800	14,688
Zhongji Innolight Co. Ltd. Class A	2,660	150,656
Zhou Hei Ya International Holdings Co. Ltd. (e)	20,500	5,375
Zijin Mining Group Co. Ltd. Class A	8,800	36,349
Zijin Mining Group Co. Ltd. Class H (b)	124,000	519,562
Zonqing Environmental Ltd. (a) (b)	26,000	10,794

See accompanying notes to financial statements.
106

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
ZTO Express Cayman, Inc. (b)	2,764	$52,400
		40,985,270
COSTA RICA — 0.0% *
Establishment Labs Holdings, Inc. (a) (b)	339	13,896
DENMARK — 0.4%
Ambu AS Class B	763	11,122
AP Moller - Maersk AS Class B	118	231,531
Chemometec AS	923	90,661
Coloplast AS Class B	1,565	133,767
D/S Norden AS	763	27,720
Danske Bank AS	14,514	618,915
Dfds AS (a)	339	5,163
DSV AS	2,560	509,558
Genmab AS (a)	773	234,535
Novo Nordisk AS Class B	40,046	2,172,562
Novonesis Novozymes B Class B	4,569	279,845
Vestas Wind Systems AS	12,301	231,970
Zealand Pharma AS (a)	3,116	226,166
		4,773,515
FINLAND — 0.3%
Fortum OYJ	11,265	213,172
Mandatum OYJ	7,926	53,159
Metso OYJ (b)	28,867	396,340
Nokia OYJ	69,766	334,376
Nordea Bank Abp (d)	46,805	767,882
Nordea Bank Abp (d)	759	12,463
Sampo OYJ Class A	39,615	455,143
UPM-Kymmene OYJ (b)	25,633	700,864
Valmet OYJ (b)	3,568	118,561
Wartsila OYJ Abp	22,886	684,377
		3,736,337
FRANCE — 1.8%
Accor SA	14,024	664,071
Air Liquide SA	2,235	464,456
Airbus SE	5,708	1,323,942
Alstom SA (a)	16,625	432,100
AXA SA	27,160	1,296,944
BNP Paribas SA	14,354	1,304,244
Bouygues SA	8,255	371,690
Canal & SA	29,483	97,244
Capgemini SE	6,975	1,012,569
Carrefour SA	18,594	281,729
Credit Agricole SA	31,366	616,216
Danone SA	7,899	688,303
Engie SA	13,870	297,506
EssilorLuxottica SA	5,785	1,876,075
Exail Technologies SA (a)	20	2,388
Fnac Darty SA	7,241	248,439
Forvia SE (a) (b)	273	3,700
Hermes International SCA	18	44,055
Kering SA	1,623	538,830
L'Oreal SA	3,241	1,403,312
Security Description	Shares	Value
Louis Hachette Group	29,817	$54,059
LVMH Moet Hennessy Louis Vuitton SE	2,665	1,629,880
Orange SA	39,522	641,314
Pernod Ricard SA	3,896	382,429
Publicis Groupe SA	8,014	769,136
Renault SA	9,589	392,094
Safran SA	439	154,799
Societe Generale SA	8,870	587,398
Sodexo SA	8,023	504,817
Technip Energies NV	1,722	81,096
TotalEnergies SE	23,953	1,455,929
Unibail-Rodamco-Westfield REIT (a)	1,806	189,796
Veolia Environnement SA	28,859	982,692
Vinci SA	11,746	1,627,893
Vivendi SE (a)	29,817	105,035
Voltalia SA (a) (b)	2,004	17,625
		22,543,805
GEORGIA — 0.0% *
TBC Bank Group PLC	608	37,202
GERMANY — 2.0%
adidas AG	4,375	922,228
AIXTRON SE	4,227	73,259
Allianz SE	5,735	2,408,384
BASF SE	10,382	517,109
Bayer AG	13,517	448,362
Bayerische Motoren Werke AG	2,560	257,003
Commerzbank AG	9,386	353,906
Daimler Truck Holding AG	7,259	298,697
Deutsche Bank AG	19,210	676,024
Deutsche Boerse AG	4,997	1,339,283
Deutsche Lufthansa AG	54,342	460,244
Deutsche Post AG	24,893	1,109,717
Deutsche Telekom AG	41,114	1,401,442
Dr. Ing hc F Porsche AG Preference Shares (e)	1,366	66,256
E.ON SE	25,802	485,532
Eckert & Ziegler SE	1,125	23,556
Elmos Semiconductor SE	2,324	223,644
flatexDEGIRO AG	4,885	160,028
Fresenius Medical Care AG	2,576	135,177
Heidelberg Materials AG	1,618	364,165
HelloFresh SE (a)	3,556	30,568
Infineon Technologies AG	15,918	620,961
Mercedes-Benz Group AG	14,292	897,927
Merck KGaA	3,935	506,056
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,018	1,926,978
Orion SA	100	758
Puma SE	1,338	33,267
Rheinmetall AG	546	1,273,156
RWE AG	8,609	382,571
Salzgitter AG	7,550	228,346
SAP SE	12,633	3,382,896

See accompanying notes to financial statements.
107

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Siemens AG	10,262	$2,763,659
Siemens Energy AG (a)	6,159	719,485
Softwareone Holding AG	19,802	203,621
thyssenkrupp AG	16,174	221,877
Verbio SE	3,607	45,264
Volkswagen AG Preference Shares	2,057	222,265
		25,183,671
GHANA — 0.0% *
Kosmos Energy Ltd. (a) (b)	32,489	53,932
GREECE — 0.0% *
Athens Water Supply & Sewage Co. SA	6,303	48,510
Piraeus Financial Holdings SA	3,751	31,795
		80,305
HONG KONG — 0.5%
AIA Group Ltd.	129,000	1,237,706
Bank of East Asia Ltd.	75,470	117,370
CK Asset Holdings Ltd.	50,270	243,713
Cowell e Holdings, Inc. (a) (b)	1,000	5,013
Damai Entertainment Holdings Ltd. (a) (b)	40,000	5,501
Fenbi Ltd. (a) (b)	87,500	32,614
Futu Holdings Ltd. ADR	1,052	182,953
GigaCloud Technology, Inc. Class A (a)	100	2,840
Gushengtang Holdings Ltd.	2,300	9,146
Hang Lung Properties Ltd.	106,621	119,634
Henderson Land Development Co. Ltd. (b)	18,910	66,692
Hong Kong Exchanges & Clearing Ltd.	22,868	1,299,118
Link REIT	96,250	494,833
Marketingforce Management Ltd. (a)	3,200	21,552
Melco International Development Ltd. (a)	4,000	3,234
Melco Resorts & Entertainment Ltd. ADR (a)	662	6,071
New World Development Co. Ltd. (a) (b)	32,383	32,548
Polestar Automotive Holding U.K. PLC Class A, ADR (a)	1,972	1,854
Prudential PLC	33,022	462,786
Sino Biopharmaceutical Ltd.	83,500	87,359
Stella International Holdings Ltd.	14,000	27,639
Sun Hung Kai Properties Ltd.	106,753	1,278,775
Swire Pacific Ltd. Class A	8,500	72,050
Techtronic Industries Co. Ltd.	500	6,397
Tongguan Gold Group Ltd.	74,000	25,775
Vitasoy International Holdings Ltd.	8,000	8,678
Viva Goods Co. Ltd. (a)	56,000	4,390
Security Description	Shares	Value
Yue Yuen Industrial Holdings Ltd. (b)	3,000	$5,109
		5,861,350
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	14,158	115,218
Richter Gedeon Nyrt	15,693	478,555
		593,773
INDIA — 1.8%
Aarti Pharmalabs Ltd.	2,875	26,799
Acme Solar Holdings Ltd.	6,337	19,770
Action Construction Equipment Ltd.	1,432	17,299
Acutaas Chemicals Ltd.	388	5,759
Adani Power Ltd. (a)	24,555	40,004
Advent Hotels International Pvt Ltd. (a)	1,586	4,693
Aegis Logistics Ltd.	2,852	24,597
Affle 3i Ltd. (a)	585	12,833
AGI Greenpac Ltd.	1,751	16,652
Ahluwalia Contracts India Ltd.	1,469	16,465
Akzo Nobel India Ltd.	1,896	70,671
Alkyl Amines Chemicals	10,456	225,351
Allied Blenders & Distillers Ltd.	12,766	72,997
Alok Industries Ltd. (a)	253,617	49,473
Amber Enterprises India Ltd. (a)	4,689	427,186
Anant Raj Ltd.	11,163	87,775
Anup Engineering Ltd.	859	22,707
APL Apollo Tubes Ltd.	4,579	86,955
Aptus Value Housing Finance India Ltd.	5,879	21,172
Arvind Fashions Ltd.	342	2,034
Arvind Ltd.	6,799	23,267
Astra Microwave Products Ltd.	5,484	60,770
AstraZeneca Pharma India Ltd.	367	37,637
AurionPro Solutions Ltd.	3,444	44,219
Avalon Technologies Ltd. (a) (e)	2,300	26,141
Avanti Feeds Ltd.	353	2,548
Axis Bank Ltd.	27,072	345,029
Azad Engineering Ltd. (a)	1,107	19,480
Balu Forge Industries Ltd.	7,163	51,474
Banco Products India Ltd.	3,360	31,425
Bayer CropScience Ltd.	94	5,093
BEML Ltd.	29	1,363
Bharat Heavy Electricals Ltd.	6,962	18,697
Bharti Airtel Ltd.	27,165	574,698
Birlasoft Ltd.	1,965	7,811
BlackBuck Ltd. (a)	1,851	12,986
BLS International Services Ltd.	3,992	14,491
Blue Star Ltd.	925	19,596
Bondada Engineering Ltd.	10,400	44,416
Brigade Enterprises Ltd.	1,301	13,130
BSE Ltd.	876	20,129
Can Fin Homes Ltd.	10,200	87,676
Cartrade Tech Ltd. (a)	2,313	63,827
CE Info Systems Ltd.	192	3,567

See accompanying notes to financial statements.
108

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Cemindia Projects Ltd.	3,995	$36,457
Central Depository Services India Ltd.	17,340	284,857
Cera Sanitaryware Ltd.	89	6,177
Chemplast Sanmar Ltd. (a)	2,741	12,006
Chennai Petroleum Corp. Ltd.	266	2,270
City Union Bank Ltd.	15,205	36,601
CMS Info Systems Ltd.	1,173	4,931
Cyient DLM Ltd. (a)	7,348	34,895
Data Patterns India Ltd.	2,573	73,879
Dhanuka Agritech Ltd.	354	6,137
Dixon Technologies India Ltd.	4,294	789,364
Dodla Dairy Ltd.	1,901	28,369
Doms Industries Ltd.	757	21,198
Dr. Reddy's Laboratories Ltd. ADR	88,250	1,233,735
Elecon Engineering Co. Ltd.	5,031	32,179
Electrosteel Castings Ltd.	26,475	27,907
Embassy Developments Ltd. (a)	25,140	26,114
eMudhra Ltd.	4,677	36,001
Entero Healthcare Solutions Ltd. (a)	2,387	29,952
Epigral Ltd.	507	9,656
EPL Ltd.	31,940	74,076
Equitas Small Finance Bank Ltd. (a) (e)	65,238	42,013
Eternal Ltd. (a)	30,282	111,014
Ethos Ltd. (a)	2,286	65,252
Eureka Forbes Ltd. (a)	5,108	32,789
Gabriel India Ltd.	1,995	26,545
Galaxy Surfactants Ltd.	148	3,672
Ganesha Ecosphere Ltd.	1,093	14,504
Garden Reach Shipbuilders & Engineers Ltd.	3,122	88,928
Garware Hi-Tech Films Ltd.	611	20,232
Garware Technical Fibres Ltd.	7,576	63,406
GE Vernova T&D India Ltd.	628	20,940
Genus Power Infrastructures Ltd.	6,312	22,041
GMR Power & Urban Infra Ltd. (a)	15,285	19,529
Godawari Power & Ispat Ltd.	11,754	32,407
Godfrey Phillips India Ltd.	11,268	429,457
Gokaldas Exports Ltd. (a)	2,810	22,785
Granules India Ltd.	16,644	96,915
Graphite India Ltd.	914	5,718
Gravita India Ltd.	1,414	25,000
Greaves Cotton Ltd.	9,477	22,612
Greenlam Industries Ltd.	9,717	26,183
Gujarat Mineral Development Corp. Ltd.	9,098	61,383
Gujarat Pipavav Port Ltd.	5,188	9,234
HBL Engineering Ltd.	4,410	40,410
HDFC Bank Ltd.	67,562	723,644
HEG Ltd.	5,248	29,843
Heritage Foods Ltd.	12,024	65,355
HFCL Ltd.	146,906	120,584
HG Infra Engineering Ltd.	391	4,095
Security Description	Shares	Value
Himadri Speciality Chemical Ltd.	7,833	$38,866
Hindustan Construction Co. Ltd. (a)	42,588	12,994
Hindustan Copper Ltd.	10,575	39,237
Hindustan Foods Ltd. (a)	9,643	56,562
Home First Finance Co. India Ltd. (e)	5,209	71,339
ICICI Bank Ltd. ADR	62,058	1,876,013
IFCI Ltd. (a)	70,905	43,163
IIFL Finance Ltd. (a)	1,210	6,158
India Cements Ltd. (a)	1,672	7,231
IndiaMart InterMesh Ltd. (e)	1,999	53,052
Indigo Paints Ltd.	4,314	51,123
Indo Count Industries Ltd.	6,458	19,658
Infibeam Avenues Ltd. (a)	468,388	85,354
Infosys Ltd. ADR (b)	79,530	1,293,953
Inox Green Energy Services Ltd. (a)	17,416	39,448
Inox Wind Ltd. (a)	7,128	11,259
Intellect Design Arena Ltd.	6,426	70,536
International Gemmological Institute India Ltd.	516	2,006
ION Exchange India Ltd.	26	118
J Kumar Infraprojects Ltd.	672	4,821
Jaiprakash Power Ventures Ltd. (a)	274,638	53,914
Jammu & Kashmir Bank Ltd.	68,276	80,765
JB Chemicals & Pharmaceuticals Ltd.	10,341	199,124
Jio Financial Services Ltd.	10,921	36,064
JSW Holdings Ltd. (a)	80	14,695
Jubilant Ingrevia Ltd.	1,626	11,709
Jupiter Life Line Hospitals Ltd.	171	2,929
Jupiter Wagons Ltd.	2,810	10,620
Just Dial Ltd. (a)	2,248	20,994
Jyothy Labs Ltd.	20,591	73,110
Jyoti CNC Automation Ltd. (a)	483	4,623
Karnataka Bank Ltd.	29,950	58,056
Karur Vysya Bank Ltd.	122,979	292,126
Kaveri Seed Co. Ltd.	2,937	34,762
Kaynes Technology India Ltd. (a)	505	40,109
Keystone Realtors Ltd.	7,143	47,521
Kirloskar Brothers Ltd.	526	11,432
Kirloskar Ferrous Industries Ltd.	1,897	11,403
Kirloskar Pneumatic Co. Ltd.	1,695	22,973
Kovai Medical Center & Hospital Ltd.	71	4,904
KPI Green Energy Ltd. (e)	13,121	64,793
Larsen & Toubro Ltd. GDR	26,495	1,096,893
Latent View Analytics Ltd. (a)	9,678	44,521
Laurus Labs Ltd. (e)	23,685	224,556
Laxmi Organic Industries Ltd.	2,747	6,392
LIC Housing Finance Ltd.	7,815	49,730
Lloyds Engineering Works Ltd.	6,180	4,038
Lodha Developers Ltd. (e)	357	4,567
LT Foods Ltd.	3,854	17,606
Mahanagar Gas Ltd.	1,433	20,902

See accompanying notes to financial statements.
109

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Mahindra & Mahindra Ltd. GDR	20,538	$788,659
Mahindra Lifespace Developers Ltd.	45,642	181,640
Man Infraconstruction Ltd.	8,953	14,768
Manorama Industries Ltd.	3,794	59,571
Mastek Ltd.	326	8,053
Max Estates Ltd. (a)	11,057	57,945
Mishra Dhatu Nigam Ltd. (e)	8,908	37,844
MOIL Ltd.	3,555	14,826
Mrs Bectors Food Specialities Ltd.	1,210	17,140
MTAR Technologies Ltd. (a)	767	15,993
Nava Ltd.	4,246	31,129
Navin Fluorine International Ltd.	362	18,842
Nazara Technologies Ltd. (a)	39,448	113,116
Neogen Chemicals Ltd.	1,722	29,101
NESCO Ltd.	249	3,674
Network18 Media & Investments Ltd. (a)	20,601	11,938
Newgen Software Technologies Ltd.	2,936	29,420
NIIT Learning Systems Ltd.	34,095	125,972
NMDC Steel Ltd. (a)	67,270	33,988
Ola Electric Mobility Ltd. (a)	134,965	86,568
Olectra Greentech Ltd.	484	8,465
One 97 Communications Ltd. (a)	3,931	49,755
Orient Cement Ltd.	10,051	24,827
Orient Electric Ltd.	9,024	19,924
Paras Defence & Space Technologies Ltd.	21,040	158,981
PB Fintech Ltd. (a)	278	5,329
PC Jeweller Ltd. (a)	33,339	4,634
PG Electroplast Ltd.	6,253	35,375
Phoenix Mills Ltd.	793	13,893
Piccadily Agro Industries Ltd. (a)	6,388	47,564
PNB Housing Finance Ltd. (e)	9,422	91,643
PNC Infratech Ltd.	1,640	5,430
Poly Medicure Ltd.	993	21,787
Power Mech Projects Ltd.	553	16,854
Praj Industries Ltd.	1,537	5,712
Pricol Ltd. (a)	3,564	21,475
Prism Johnson Ltd. (a)	11,142	19,909
Procter & Gamble Health Ltd.	67	4,760
PTC India Ltd.	3,285	6,161
PTC Industries Ltd. (a)	88	15,390
Puravankara Ltd. (a)	10,229	30,328
PVR Inox Ltd. (a)	533	6,453
Quess Corp. Ltd. (e)	10,123	29,027
Radico Khaitan Ltd.	1,067	34,705
Railtel Corp. of India Ltd.	24,353	102,087
Rallis India Ltd.	19,867	68,212
Ramco Cements Ltd.	537	5,960
Ramkrishna Forgings Ltd.	1,116	6,784
Rategain Travel Technologies Ltd. (a)	14,650	106,383
Ratnamani Metals & Tubes Ltd.	330	8,959
RattanIndia Enterprises Ltd. (a)	101,382	58,359
Security Description	Shares	Value
RattanIndia Power Ltd. (a)	401,766	$50,770
Raymond Ltd. (a)	1,145	7,399
Raymond Realty Ltd. (a)	5,228	33,768
RBL Bank Ltd. (e)	8,480	26,479
Refex Industries Ltd.	18,436	74,034
Reliance Industries Ltd.	28,841	443,064
Reliance Industries Ltd. GDR (e)	20,995	1,280,695
Reliance Power Ltd. (a)	132,653	66,275
Restaurant Brands Asia Ltd. (a)	5,892	5,108
Rhi Magnesita India Ltd.	3,864	19,188
Route Mobile Ltd.	5,314	47,374
Safari Industries India Ltd.	1,671	41,184
Sagility Ltd. (a)	10,424	5,008
Sammaan Capital Ltd. (a)	26,497	48,005
Sandur Manganese & Iron Ores Ltd.	8,886	16,899
Sapphire Foods India Ltd. (a)	2,250	7,445
Sarda Energy & Minerals Ltd.	5,074	30,825
Saregama India Ltd.	2,764	14,605
Shaily Engineering Plastics Ltd.	2,543	62,349
Shakti Pumps India Ltd.	2,241	20,621
Sharda Motor Industries Ltd.	444	5,231
Shree Renuka Sugars Ltd. (a)	114,259	38,297
SignatureGlobal India Ltd. (a)	2,090	24,810
Sobha Ltd.	2,021	35,087
Sonata Software Ltd.	4,196	16,356
South Indian Bank Ltd.	15,106	4,925
SpiceJet Ltd. (a)	215,665	70,732
Star Cement Ltd.	20,119	57,623
State Bank of India GDR	11,710	1,151,093
Sterling & Wilson Renewable (a)	16,616	45,316
Sudarshan Chemical Industries Ltd.	1,155	17,356
Sumitomo Chemical India Ltd.	1,002	6,018
Sundaram-Clayton Ltd.	409	7,744
Sunteck Realty Ltd.	18,690	87,389
Supreme Industries Ltd.	388	18,439
Surya Roshni Ltd.	2,661	8,580
Suzlon Energy Ltd. (a)	44,900	27,838
Symphony Ltd.	2,917	29,737
Syrma SGS Technology Ltd.	2,914	25,186
Tanla Platforms Ltd.	777	5,747
TARC Ltd. (a)	40,785	72,118
Tata Consultancy Services Ltd.	10,835	352,475
Tata Motors Ltd.	9,932	76,088
Tata Teleservices Maharashtra Ltd. (a)	184,397	114,266
TD Power Systems Ltd.	13,157	87,554
Techno Electric & Engineering Co. Ltd.	925	13,891
Tejas Networks Ltd. (e)	3,391	22,357
Texmaco Rail & Engineering Ltd.	7,333	11,356
Thomas Cook India Ltd.	8,952	15,949
Tilaknagar Industries Ltd.	1,256	6,345
Time Technoplast Ltd.	8,986	21,233
Tips Music Ltd.	3,360	22,229

See accompanying notes to financial statements.
110

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Titagarh Rail System Ltd.	328	$3,224
Transformers & Rectifiers India Ltd.	2,175	11,917
Transrail Lighting Ltd.	1,767	14,387
Ujjivan Small Finance Bank Ltd. (a) (e)	9,618	5,021
Usha Martin Ltd.	5,069	26,225
V2 Retail Ltd. (a)	911	21,356
VA Tech Wabag Ltd.	7,241	117,029
Vaibhav Global Ltd.	12,388	31,433
Valor Estate Ltd. (a)	30,391	55,361
V-Guard Industries Ltd.	12,984	54,911
VIP Industries Ltd. (a)	694	3,251
Vodafone Idea Ltd. (a)	289,115	26,473
Voltamp Transformers Ltd.	368	29,989
Waaree Renewable Technologies Ltd.	1,743	20,582
Welspun Enterprises Ltd.	1,168	6,570
Whirlpool of India Ltd.	258	3,461
Wipro Ltd. ADR (b)	200,244	526,642
Wonderla Holidays Ltd.	889	5,820
Yatharth Hospital & Trauma Care Services Ltd. Class C (a)	303	2,529
Yes Bank Ltd. (a)	27,213	6,513
Zaggle Prepaid Ocean Services Ltd. (a)	14,154	55,173
Zen Technologies Ltd.	4,317	69,664
		22,795,938
INDONESIA — 0.2%
Astra International Tbk. PT	430,800	149,287
Bank Central Asia Tbk. PT	1,852,800	847,741
Bank Mandiri Persero Tbk. PT	1,130,000	298,350
Bank Rakyat Indonesia Persero Tbk. PT	1,457,099	340,995
Dian Swastatika Sentosa Tbk. PT (a)	2,300	14,657
GoTo Gojek Tokopedia Tbk. PT (a)	1,288,300	4,174
Nickel Industries Ltd.	8,603	4,048
Telkom Indonesia Persero Tbk. PT	1,684,900	309,379
		1,968,631
IRELAND — 0.2%
Accenture PLC Class A	8,512	2,099,059
Cairn Homes PLC	201,292	453,169
Cimpress PLC (a)	686	43,246
Glenveagh Properties PLC (a) (e)	28,171	64,083
Kerry Group PLC Class A	1,280	115,432
Kingspan Group PLC (b)	1,280	106,483
		2,881,472
ISRAEL — 0.3%
Bank Hapoalim BM	58,222	1,186,470
Bank Leumi Le-Israel BM	123,678	2,444,358
Security Description	Shares	Value
Bet Shemesh Engines Holdings 1997 Ltd. (a)	398	$81,829
Cellebrite DI Ltd. (a)	5,958	110,402
Global-e Online Ltd. (a)	580	20,741
Isracard Ltd.	3,244	13,141
Kornit Digital Ltd. (a)	260	3,510
SimilarWeb Ltd. (a) (b)	100	930
Taboola.com Ltd. (a) (b)	8,374	28,555
Teva Pharmaceutical Industries Ltd. ADR (a)	8,930	180,386
Wix.com Ltd. (a)	293	52,046
		4,122,368
ITALY — 0.7%
Enel SpA	107,514	1,018,969
Eni SpA	33,310	581,844
Ferrari NV	1,990	962,423
FinecoBank Banca Fineco SpA	19,541	422,591
Generali (b)	12,935	507,786
Intesa Sanpaolo SpA	193,999	1,279,704
Italgas SpA	12,532	115,371
Iveco Group NV	2,370	51,114
MFE-MediaForEurope NV Class A	19,095	71,304
MFE-MediaForEurope NV Class B (b)	19,095	97,195
Moncler SpA	5,009	293,514
Prysmian SpA	7,310	723,043
Saipem SpA (b)	234	676
Snam SpA	43,806	263,434
Telecom Italia SpA (a) (b)	458,730	240,020
Terna - Rete Elettrica Nazionale	37,906	384,733
UniCredit SpA	24,539	1,858,884
		8,872,605
JAPAN — 5.4%
Advantest Corp.	7,100	704,303
Aisin Corp. (b)	5,100	88,404
Anycolor, Inc.	800	30,497
Appier Group, Inc.	9,700	101,804
ARCLANDS Corp.	2,431	32,082
Asahi Group Holdings Ltd.	5,100	61,313
Asahi Kasei Corp.	89,800	708,075
Asahi Yukizai Corp. (b)	900	28,033
Asics Corp.	2,000	52,436
Astellas Pharma, Inc. (b)	33,400	361,964
BayCurrent, Inc.	3,000	176,727
Bridgestone Corp.	1,700	78,827
C Uyemura & Co. Ltd.	200	15,845
Canon, Inc. (b)	1,700	49,923
Change Holdings, Inc. (b)	4,000	30,904
Chiyoda Corp. (a)	13,900	36,989
Chugai Pharmaceutical Co. Ltd.	700	30,562
Cover Corp. (a) (b)	3,400	42,038
CRE Logistics REIT, Inc.	30	30,897
Credit Saison Co. Ltd. (b)	34,200	914,717
Cybozu, Inc.	9,900	228,588

See accompanying notes to financial statements.
111

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Daiichi Sankyo Co. Ltd.	34,000	$763,178
Daikin Industries Ltd.	1,700	196,608
Daikokutenbussan Co. Ltd.	100	4,882
Daiwa Securities Group, Inc. (b)	63,500	517,038
DeNA Co. Ltd. (b)	400	6,282
Denso Corp.	58,400	844,454
Digital Arts, Inc. (b)	2,000	104,005
Dip Corp.	600	9,446
Disco Corp.	700	220,449
eGuarantee, Inc.	900	9,970
Eisai Co. Ltd.	1,700	57,267
en Japan, Inc. (b)	200	2,209
ENEOS Holdings, Inc.	32,800	208,746
Fast Retailing Co. Ltd. (b)	1,600	487,957
Financial Partners Group Co. Ltd. (b)	1,700	27,385
Freee KK (a)	3,600	85,682
FUJIFILM Holdings Corp.	53,600	1,335,962
Fujikura Ltd.	2,000	195,754
Fujitsu Ltd.	24,300	573,255
GENDA, Inc. (a) (b)	2,600	15,440
GNI Group Ltd. (a) (b)	2,700	44,499
Hitachi Ltd.	64,700	1,721,712
Hokuhoku Financial Group, Inc.	10,000	262,247
Honda Motor Co. Ltd. (b)	31,500	326,550
Hoya Corp.	6,200	859,566
IHI Corp.	4,200	78,491
Infomart Corp.	36,700	83,000
Insource Co. Ltd.	10,600	69,047
Internet Initiative Japan, Inc.	400	7,092
Ise Chemicals Corp.	100	19,095
Ito En Ltd.	100	2,357
ITOCHU Corp.	9,200	524,896
Japan Elevator Service Holdings Co. Ltd.	800	10,168
Japan Tobacco, Inc.	9,100	299,585
JCU Corp.	3,200	98,913
JFE Holdings, Inc. (b)	23,200	285,356
JMDC, Inc. (b)	1,300	39,435
K&O Energy Group, Inc. (b)	600	13,163
Kajima Corp.	33,300	973,171
Kamigumi Co. Ltd.	29,500	897,275
Kansai Electric Power Co., Inc.	10,000	143,447
Kao Corp. (b)	1,700	74,257
Kasumigaseki Capital Co. Ltd. (b)	1,000	65,003
Kawasaki Heavy Industries Ltd.	100	6,615
KDDI Corp.	135,600	2,167,341
KeePer Technical Laboratory Co. Ltd. (b)	1,100	27,857
Keyence Corp.	1,200	448,360
Kobe Steel Ltd. (b)	9,700	114,842
Komatsu Ltd.	10,000	349,392
Konami Group Corp.	200	28,913
Konica Minolta, Inc.	33,000	118,003
Koshidaka Holdings Co. Ltd. (b)	1,500	13,955
Security Description	Shares	Value
Kotobuki Spirits Co. Ltd.	1,500	$18,434
Krosaki Harima Corp.	800	22,318
Kyocera Corp.	131,200	1,767,427
Lasertec Corp. (b)	400	54,995
Leopalace21 Corp.	9,300	44,962
Lifedrink Co., Inc.	3,100	47,754
M&A Capital Partners Co. Ltd. (b)	400	8,681
M&A Research Institute Holdings, Inc. (a) (b)	2,700	23,840
M3, Inc. (b)	1,000	16,156
Maeda Kosen Co. Ltd.	3,300	43,461
Makita Corp.	10,100	328,677
Marubeni Corp.	64,600	1,617,570
Marui Group Co. Ltd. (b)	33,300	715,673
Mebuki Financial Group, Inc.	76,100	487,564
Medley, Inc. (a) (b)	5,900	97,278
Menicon Co. Ltd. (b)	2,200	16,937
Metaplanet, Inc. (a)	5,000	19,467
Micronics Japan Co. Ltd. (b)	1,100	43,796
Mirai Corp. REIT	565	185,738
Mirai Industry Co. Ltd. (b)	1,300	32,789
Mitani Sekisan Co. Ltd.	1,300	77,110
Mitsubishi Chemical Group Corp.	33,100	190,798
Mitsubishi Corp.	38,800	927,669
Mitsubishi Electric Corp.	56,300	1,449,767
Mitsubishi Heavy Industries Ltd.	30,400	798,467
Mitsubishi UFJ Financial Group, Inc.	155,700	2,523,925
Mitsui & Co. Ltd.	27,100	675,275
Mitsui E&S Co. Ltd.	100	3,030
Mitsui Fudosan Logistics Park, Inc. REIT	7	5,038
Mitsuuroko Group Holdings Co. Ltd.	1,500	23,340
Mizuho Financial Group, Inc.	30,300	1,023,370
Modec, Inc.	1,700	95,196
Money Forward, Inc. (a)	1,400	56,755
Monogatari Corp.	1,800	52,043
MonotaRO Co. Ltd. (b)	300	4,380
MS&AD Insurance Group Holdings, Inc.	37,300	847,607
Murata Manufacturing Co. Ltd.	91,700	1,748,189
Nagawa Co. Ltd. (b)	1,000	45,231
Namura Shipbuilding Co. Ltd.	1,300	30,061
NEC Corp.	1,000	32,089
Nexon Co. Ltd.	300	6,596
Nichiden Corp.	3,800	70,013
NIDEC Corp.	200	3,566
Nihon M&A Center Holdings, Inc.	2,500	12,786
Nintendo Co. Ltd.	12,700	1,101,151
Nippon Paint Holdings Co. Ltd. (b)	1,800	12,310
Nippon Steel Corp. (b)	152,500	629,372
Nissan Motor Co. Ltd. (a) (b)	33,000	81,291
Nissan Shatai Co. Ltd. (b)	10,800	90,168
Nitto Boseki Co. Ltd. (b)	400	17,876

See accompanying notes to financial statements.
112

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Nitto Denko Corp.	8,500	$202,421
Nomura Holdings, Inc. (b)	90,100	662,244
Nomura Micro Science Co. Ltd. (b)	1,600	35,698
Nxera Pharma Co. Ltd. (a) (b)	400	2,681
Obayashi Corp.	63,900	1,050,974
Olympus Corp.	2,100	26,605
Oriental Land Co. Ltd.	1,500	36,229
ORIX Corp.	33,100	870,056
Osaka Gas Co. Ltd.	23,200	673,764
Osaka Soda Co. Ltd. (b)	500	5,610
Panasonic Holdings Corp.	31,400	342,310
Pasona Group, Inc. (b)	300	4,449
PeptiDream, Inc. (a) (b)	300	3,194
PILLAR Corp. (b)	200	5,579
PKSHA Technology, Inc. (a) (b)	3,400	88,865
Plus Alpha Consulting Co. Ltd.	6,900	116,616
Rakus Co. Ltd. (b)	4,800	44,137
Recruit Holdings Co. Ltd.	11,500	620,066
Relo Group, Inc.	2,500	30,208
Renesas Electronics Corp.	6,900	79,706
Resona Holdings, Inc.	56,700	579,919
Rohm Co. Ltd. (b)	6,800	101,849
Rorze Corp. (b)	5,000	75,278
Round One Corp.	1,500	13,275
RS Technologies Co. Ltd.	1,400	35,122
Sakura Internet, Inc. (b)	1,700	36,490
Samty Residential Investment Corp. REIT	330	256,519
SanBio Co. Ltd. (a) (b)	1,100	18,591
Sanrio Co. Ltd. (b)	1,300	61,186
Sansan, Inc. (a)	5,200	67,216
Sanyo Denki Co. Ltd. (b)	900	21,482
SCREEN Holdings Co. Ltd.	100	9,114
Secom Co. Ltd.	3,400	124,894
Senshu Electric Co. Ltd.	2,400	71,666
Septeni Holdings Co. Ltd.	1,100	3,113
Seven & i Holdings Co. Ltd.	5,100	68,755
SHIFT, Inc. (a)	7,500	63,480
Shin Nippon Air Technologies Co. Ltd. (b)	3,200	65,762
Shinagawa Refractories Co. Ltd. (b)	1,300	16,461
Shin-Etsu Chemical Co. Ltd.	8,500	279,314
Sinko Industries Ltd.	5,100	44,651
SMS Co. Ltd.	900	9,501
Socionext, Inc. (b)	700	13,224
SoftBank Corp.	344,700	508,117
SoftBank Group Corp.	15,700	1,986,353
Sompo Holdings, Inc.	37,600	1,164,776
Sony Financial Group, Inc. (a)	107,800	119,709
Sony Group Corp.	107,800	3,108,780
SOSiLA Logistics REIT, Inc.	69	55,458
Sumitomo Chemical Co. Ltd.	75,700	238,912
Sumitomo Corp.	23,200	673,607
Sumitomo Electric Industries Ltd.	10,100	288,464
Security Description	Shares	Value
Sumitomo Mitsui Financial Group, Inc. (b)	35,900	$1,015,123
Sumitomo Mitsui Trust Group, Inc.	3,400	98,971
Suruga Bank Ltd.	1,700	17,761
Synspective, Inc. (a)	4,300	26,321
Systena Corp.	4,800	17,226
T&D Holdings, Inc.	32,900	806,878
Takara Holdings, Inc.	1,300	15,365
Takara Leben Real Estate Investment Corp. REIT (b)	57	36,319
Takeda Pharmaceutical Co. Ltd. (b)	20,000	584,352
Tama Home Co. Ltd. (b)	3,300	81,559
Tamron Co. Ltd.	1,200	8,410
TDK Corp.	26,100	379,699
TechMatrix Corp.	3,500	51,261
Teijin Ltd. (b)	23,200	197,699
Terumo Corp.	66,600	1,101,695
Timee, Inc. (a) (b)	2,000	20,002
Toho Bank Ltd. (b)	10,800	34,005
Tokio Marine Holdings, Inc.	42,400	1,799,814
Tokyo Electron Ltd.	5,100	910,289
Tokyu Corp. (b)	31,700	387,221
TOPPAN Holdings, Inc.	33,400	858,266
Toridoll Holdings Corp. (b)	700	22,761
Totech Corp.	6,700	143,132
Towa Corp.	1,500	21,705
Toyo Tanso Co. Ltd. (b)	400	11,782
Toyota Motor Corp.	162,900	3,143,065
Toyota Tsusho Corp.	62,200	1,727,626
Trend Micro, Inc.	100	5,485
Tri Chemical Laboratories, Inc. (b)	1,400	27,652
Trial Holdings, Inc. (b)	1,400	22,287
Tsuburaya Fields Holdings, Inc.	900	13,797
UT Group Co. Ltd. (b)	1,300	24,066
Visional, Inc. (a)	200	15,316
Wakita & Co. Ltd.	7,000	87,971
West Holdings Corp.	2,210	29,315
West Japan Railway Co. (b)	3,400	74,660
WingArc1st, Inc.	1,500	33,213
Yamada Holdings Co. Ltd.	32,900	108,133
Yamaha Corp. (b)	95,100	633,699
Yuasa Trading Co. Ltd.	600	20,598
Zuken, Inc.	400	13,285
		67,582,720
JERSEY — 0.0% *
Aptiv PLC (a)	100	8,622
KUWAIT — 0.1%
Al Ahli Bank of Kuwait KSCP	50,567	47,662
Gulf Cables & Electrical Industries Group Co. KSCP	1,303	8,930
Jazeera Airways Co. KSCP	6,821	30,807
Kuwait Finance House KSCP	122,369	318,388
National Bank of Kuwait SAKP	91,657	318,272

See accompanying notes to financial statements.
113

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
National Investments Co. KSCP	18,466	$16,378
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	21,763	11,040
Warba Bank KSCP (a)	126,035	117,146
		868,623
LUXEMBOURG — 0.0% *
ArcelorMittal SA	9,876	354,859
MACAU — 0.0% *
Sands China Ltd.	38,800	108,216
MALAYSIA — 0.1%
Axis Real Estate Investment Trust	205,300	100,004
Bumi Armada Bhd.	224,300	18,654
Carlsberg Brewery Malaysia Bhd. Class B	26,100	102,081
Chin Hin Group Bhd. (a)	36,000	18,819
CIMB Group Holdings Bhd.	63,444	110,652
CTOS Digital Bhd.	190,500	42,323
Dialog Group Bhd.	25,000	11,227
Eco World Development Group Bhd.	57,300	29,817
Farm Fresh Bhd.	84,300	45,470
Fraser & Neave Holdings Bhd.	10,100	65,373
Frontken Corp. Bhd.	71,800	70,802
Greatech Technology Bhd. (a)	14,200	7,187
Hartalega Holdings Bhd.	2,800	778
Heineken Malaysia Bhd.	9,100	46,057
IGB Real Estate Investment Trust	21,100	13,938
ITMAX SYSTEM Bhd.	53,500	57,079
Kossan Rubber Industries Bhd.	12,400	3,477
Mah Sing Group Bhd.	135,700	35,791
Malakoff Corp. Bhd.	256,800	64,070
Malayan Banking Bhd.	32,504	76,539
Matrix Concepts Holdings Bhd.	279,600	93,676
Mega First Corp. Bhd.	112,500	101,580
Nationgate Holdings Bhd.	79,700	23,104
Pavilion Real Estate Investment Trust	37,700	16,304
Public Bank Bhd.	157,700	162,253
Sam Engineering & Equipment M Bhd.	7,900	7,208
Sime Darby Property Bhd.	78,400	27,385
SP Setia Bhd. Group	16,100	3,940
Sunway Construction Group Bhd.	5,000	7,188
Supermax Corp. Bhd. (a)	53,064	5,674
Tanco Holdings Bhd. (a)	616,060	131,746
Tenaga Nasional Bhd.	25,300	79,474
Top Glove Corp. Bhd. (a)	37,300	5,141
UEM Sunrise Bhd.	52,600	9,499
YTL Corp. Bhd.	80,000	52,845
YTL Power International Bhd.	47,400	47,417
		1,694,572
Security Description	Shares	Value
MEXICO — 0.3%
America Movil SAB de CV	658,150	$688,217
Cemex SAB de CV	304,512	272,412
Fomento Economico Mexicano SAB de CV	67,684	666,742
Grupo Financiero Banorte SAB de CV Class O	65,078	654,880
Grupo Mexico SAB de CV	103,415	900,992
Grupo Televisa SAB	57,493	30,954
Industrias Penoles SAB de CV (a)	3,019	134,791
Prologis Property Mexico SA de CV REIT	9,233	37,763
Southern Copper Corp.	1,042	126,457
		3,513,208
NETHERLANDS — 0.9%
Adyen NV (a) (e)	96	153,972
Akzo Nobel NV	5,587	397,822
Argenx SE (a)	672	487,341
ASML Holding NV	5,064	4,927,360
Havas NV	29,579	54,409
Heineken NV	4,591	358,298
ING Groep NV	46,763	1,212,944
Koninklijke Ahold Delhaize NV	25,274	1,023,060
Koninklijke KPN NV	4,006	19,238
Koninklijke Philips NV	22,431	607,252
NXP Semiconductors NV	331	75,379
Pharming Group NV (a)	36,115	52,747
Redcare Pharmacy NV (a) (e)	289	25,010
TomTom NV (a)	4,202	26,464
Universal Music Group NV (b)	21,274	613,925
Wolters Kluwer NV	3,617	493,634
		10,528,855
NEW ZEALAND — 0.0% *
Auckland International Airport Ltd.	15,654	71,625
Fisher & Paykel Healthcare Corp. Ltd.	7,191	154,701
Spark New Zealand Ltd.	25,670	35,176
		261,502
NORWAY — 0.2%
DNB Bank ASA	31,844	866,488
Frontline PLC	2,918	66,679
Norsk Hydro ASA	88,154	597,247
Telenor ASA	26,138	433,284
		1,963,698
PERU — 0.0% *
Cia de Minas Buenaventura SAA ADR	674	16,398
PHILIPPINES — 0.0% *
Converge Information & Communications Technology Solutions, Inc.	52,200	11,229
DigiPlus Interactive Corp.	32,900	14,274

See accompanying notes to financial statements.
114

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
PLDT, Inc. ADR	2,834	$52,996
TaskUS, Inc. Class A (a) (b)	1,323	23,615
		102,114
POLAND — 0.0% *
Bank Polska Kasa Opieki SA	2,258	108,734
CCC SA (a)	599	30,001
Jastrzebska Spolka Weglowa SA (a)	720	4,513
ORLEN SA	3,045	72,620
Powszechna Kasa Oszczednosci Bank Polski SA	10,595	205,834
Powszechny Zaklad Ubezpieczen SA	7,356	110,223
		531,925
PORTUGAL — 0.0% *
EDP SA	38,259	181,480
Galp Energia SGPS SA	5,662	107,111
		288,591
PUERTO RICO — 0.0% *
Liberty Latin America Ltd. Class C (a)	3,758	31,718
RUSSIA — 0.0%
Gazprom PJSC (a) (c)	81,484	—
LUKOIL PJSC (a) (c)	3,048	—
Sberbank of Russia PJSC (a) (c)	79,092	—
Surgutneftegas PJSC ADR (a) (c)	492	—
Tatneft PJSC ADR (a) (c)	46	—
		—
SAUDI ARABIA — 0.4%
ACWA Power Co. (a)	736	42,018
Al Babtain Power & Telecommunication Co.	2,037	31,395
Al Rajhi Bank	2,559	73,149
Al Rajhi Co. for Co-operative Insurance (a)	4,336	140,248
Alandalus Property Co.	4,895	26,105
Aldrees Petroleum & Transport Services Co.	19,285	644,342
AlKhorayef Water & Power Technologies Co.	5,391	201,397
Alujain Corp.	355	3,391
Arriyadh Development Co.	3,931	30,964
Astra Industrial Group Co.	511	18,940
Ataa Educational Co.	2,854	49,885
Bank AlBilad	1,947	14,973
Bawan Co. (a)	3,469	54,669
Catrion Catering Holding Co.	281	7,452
City Cement Co.	10,818	45,462
East Pipes Integrated Co. for Industry	517	17,742
Eastern Province Cement Co.	1,084	7,804
Electrical Industries Co.	210,397	613,765
Emaar Economic City (a)	2,567	9,515
Security Description	Shares	Value
Etihad Atheeb Telecommunication Co.	4,595	$136,862
Etihad Etisalat Co.	2,596	46,760
Fawaz Abdulaziz Al Hokair & Co. (a)	2,803	21,227
Jadwa REIT Saudi Fund	56,378	165,066
Leejam Sports Co. JSC	5,650	215,442
Maharah Human Resources Co.	32,829	41,756
Mediterranean & Gulf Cooperative Insurance & Reinsurance Co. (a)	1,224	5,624
Miahona	24,891	164,936
Middle East Healthcare Co.	601	9,167
Mobile Telecommunications Co. Saudi Arabia	50,830	151,262
National Agriculture Development Co. (a)	10,011	58,221
National Co. for Learning & Education	673	28,516
National Gas & Industrialization Co.	812	17,863
National Medical Care Co.	681	32,014
Nice One Beauty Digital Marketing Co. (a)	2,797	18,459
Perfect Presentation For Commercial Services Co. (a)	7,554	22,359
Power & Water Utility Co. for Jubail & Yanbu (a)	18,940	199,592
Qassim Cement Co.	393	4,512
Retal Urban Development Co.	19,890	63,592
Saudi Advanced Industries Co.	2,994	19,975
Saudi Arabian Mining Co. (a)	8,074	137,789
Saudi Ceramic Co.	10,651	91,168
Saudi Ground Services Co.	644	7,995
Saudi Paper Manufacturing Co. (a)	2,268	34,653
Saudi Pharmaceutical Industries & Medical Appliances Corp. (a)	2,114	16,516
Saudi Public Transport Co. (a)	35,766	128,560
Saudi Real Estate Co. (a)	5,620	23,753
Saudi Reinsurance Co. (a)	983	12,907
Saudi Research & Media Group (a)	1,079	52,509
Saudi Steel Pipe Co.	3,464	49,232
Saudia Dairy & Foodstuff Co.	537	38,662
Sumou Real Estate Co.	8,816	94,596
Sustained Infrastructure Holding Co.	1,757	15,461
Yamama Cement Co.	12,609	106,717
Zamil Industrial Investment Co. (a)	4,048	36,160
		4,303,099
SINGAPORE — 0.4%
CapitaLand Ascott Trust REIT	10,535	7,600
CapitaLand Integrated Commercial Trust REIT	37,761	67,075

See accompanying notes to financial statements.
115

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
CapitaLand Investment Ltd.	263,184	$549,151
DBS Group Holdings Ltd.	24,806	984,197
Grab Holdings Ltd. Class A (a)	6,721	40,460
Guan Chong Bhd.	82,900	18,024
Oversea-Chinese Banking Corp. Ltd.	39,400	502,432
Sea Ltd. ADR (a)	4,381	783,016
Singapore Exchange Ltd.	122,600	1,571,965
Singapore Telecommunications Ltd.	76,000	243,469
United Overseas Bank Ltd.	11,900	319,192
		5,086,581
SOUTH AFRICA — 0.4%
Anglo American PLC	13,700	513,655
Discovery Ltd.	94,746	1,081,870
FirstRand Ltd.	93,866	422,526
Gold Fields Ltd.	15,941	673,666
Harmony Gold Mining Co. Ltd.	12,944	236,229
Impala Platinum Holdings Ltd.	10,363	132,477
MTN Group Ltd.	34,604	290,832
MultiChoice Group (a)	3,908	28,367
Naspers Ltd. Class N	1,992	722,175
Nedbank Group Ltd.	3,632	44,946
Old Mutual Ltd. (b)	21,283	16,217
Sanlam Ltd.	86,856	420,825
Sasol Ltd. (a)	6,694	41,695
Standard Bank Group Ltd.	22,364	306,427
Valterra Platinum Ltd. (b)	1,596	113,877
		5,045,784
SOUTH KOREA — 1.3%
ABLBio, Inc. (a)	2,263	149,033
Advanced Nano Products Co. Ltd.	1,870	60,376
APR Corp.	109	19,422
Asiana Airlines, Inc. (a)	830	5,484
BHI Co. Ltd. (a)	588	19,781
Binggrae Co. Ltd.	430	22,986
Cafe24 Corp. (a)	1,338	39,481
Celltrion Pharm, Inc. (a)	114	4,347
Celltrion, Inc.	1,038	128,284
Chabiotech Co. Ltd. (a)	3,561	28,121
CJ CGV Co. Ltd. (a)	10,357	36,171
CJ ENM Co. Ltd. (a)	54	2,736
Cosmax, Inc.	89	13,606
CosmoAM&T Co. Ltd. (a)	97	2,679
CS Wind Corp.	111	3,315
D&D PharmaTech, Inc. (a)	209	29,941
Daeduck Electronics Co. Ltd.	1,326	26,699
Daejoo Electronic Materials Co. Ltd.	274	12,889
Dear U Co. Ltd.	1,778	55,505
Delivery Hero SE (a) (e)	43	1,233
Dentium Co. Ltd.	108	4,318
DI Dong Il Corp.	127	1,847
Dongsuh Cos., Inc.	2,794	53,568
Security Description	Shares	Value
Doosan Enerbility Co. Ltd. (a)	3,711	$165,838
Doosan Fuel Cell Co. Ltd. (a)	515	10,461
Doosan Robotics, Inc. (a)	651	30,577
Douzone Bizon Co. Ltd.	478	30,287
Duk San Neolux Co. Ltd. (a)	2,938	98,837
Ecopro BM Co. Ltd. (a)	371	29,880
Ecopro Co. Ltd.	1,128	38,148
Ecopro Materials Co. Ltd. (a)	667	22,486
E-MART, Inc.	113	6,081
EMRO, Inc.	3,124	91,401
Enchem Co. Ltd. (a)	848	43,275
Eo Technics Co. Ltd.	127	21,090
ESR Kendall Square REIT Co. Ltd.	23,823	76,917
Eugene Technology Co. Ltd.	630	31,387
GemVax & Kael Co. Ltd. (a)	1,564	56,182
GI Innovation, Inc. (a)	3,505	46,390
Han Kuk Carbon Co. Ltd.	3,893	90,732
Hana Financial Group, Inc.	1,520	94,468
Hana Micron, Inc.	462	7,294
Hanall Biopharma Co. Ltd. (a)	771	18,052
Hanmi Science Co. Ltd.	681	18,881
Hanmi Semiconductor Co. Ltd.	281	19,327
Hansol Chemical Co. Ltd.	153	22,791
Hanwha Aerospace Co. Ltd.	464	366,094
Hanwha Engine (a)	1,339	42,850
Hanwha Ocean Co. Ltd. (a)	923	72,561
Hanwha Solutions Corp.	577	11,741
Hanwha Systems Co. Ltd.	2,734	115,942
Hanwha Vision Co. Ltd. (a)	827	31,299
HD Hyundai Electric Co. Ltd.	387	160,532
HD Hyundai Heavy Industries Co. Ltd.	150	55,059
HD Hyundai Mipo	102	14,794
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	309	90,516
HD-Hyundai Marine Engine (a)	1,228	72,557
Hite Jinro Co. Ltd.	9,378	127,330
HLB Life Science Co. Ltd. (a)	10,883	25,481
Hlb Pharma Ceutical Co. Ltd. (a)	2,519	24,238
HLB, Inc. (a)	712	19,258
HPSP Co. Ltd.	516	12,412
HYBE Co. Ltd.	282	53,463
Hyundai Feed, Inc. (a) (c)	970	515
Hyundai Mobis Co. Ltd.	1,136	241,685
Hyundai Motor Co.	2,518	385,852
Hyundai Steel Co.	578	13,986
Hyundai Wia Corp.	137	4,726
Iljin Electric Co. Ltd.	1,302	32,758
ISC Co. Ltd.	245	13,585
ISU Specialty Chemical (a)	898	29,730
IsuPetasys Co. Ltd.	1,237	62,862
JNTC Co. Ltd. (a)	1,071	18,778
Jusung Engineering Co. Ltd.	1,102	24,270
JYP Entertainment Corp.	686	36,475
Kakao Corp.	2,056	87,337

See accompanying notes to financial statements.
116

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Kakao Games Corp. (a)	5,118	$56,942
KB Financial Group, Inc.	6,164	507,425
KEPCO Engineering & Construction Co., Inc.	417	24,906
Kia Corp.	1,205	86,485
Korea Aerospace Industries Ltd.	1,270	97,758
Korea Electric Power Corp. ADR (b)	5,277	68,865
Korea Electric Terminal Co. Ltd.	451	19,672
Korea Zinc Co. Ltd.	36	23,631
Krafton, Inc. (a)	213	44,405
KT&G Corp.	1,725	164,256
Kum Yang Co. Ltd. (a) (c)	697	2,459
Kyung Dong Navien Co. Ltd.	634	32,806
L&F Co. Ltd. (a)	624	33,045
Lake Materials Co. Ltd.	5,048	44,002
LG Chem Ltd.	572	113,336
LG Electronics, Inc.	438	23,601
LG H&H Co. Ltd.	295	60,133
LIG Nex1 Co. Ltd.	312	114,077
LigaChem Biosciences, Inc. (a)	778	77,908
Lotte Chemical Corp.	24	1,158
Lotte Chilsung Beverage Co. Ltd.	264	21,695
LOTTE REIT Co. Ltd.	46,923	130,263
LS Eco Energy Ltd.	434	11,631
LS Electric Co. Ltd.	97	19,669
LS Marine Solution Co. Ltd.	2,617	41,594
LS Materials Ltd. (a)	8,671	59,267
Lunit, Inc. (a)	2,713	76,959
Medytox, Inc.	57	4,867
NAVER Corp.	3,370	644,913
NCSoft Corp.	86	13,240
Nexon Games Co. Ltd. (a)	6,494	64,845
NEXTIN, Inc.	638	22,509
NHN Corp.	1,723	33,157
NICE Information Service Co. Ltd.	9,315	92,483
NKMax Co. Ltd. (a) (c)	6,826	2,457
OliX Pharmaceuticals, Inc. (a)	631	42,725
Oscotec, Inc. (a)	1,078	35,996
Park Systems Corp.	230	42,457
Pearl Abyss Corp. (a)	1,557	39,340
People & Technology, Inc.	551	13,411
Peptron, Inc. (a)	334	71,416
PharmaResearch Co. Ltd.	142	60,826
Poongsan Corp.	192	17,065
Posco DX Co. Ltd.	2,015	30,159
POSCO Future M Co. Ltd. (a)	230	23,524
POSCO Holdings, Inc. ADR	9,598	472,318
Posco International Corp.	79	2,728
PSK Holdings, Inc.	197	6,396
Rainbow Robotics (a)	223	49,112
Robotis Co. Ltd. (a)	600	68,722
S&S Tech Corp.	234	8,247
Sam Chun Dang Pharm Co. Ltd.	1,816	278,927
Security Description	Shares	Value
Samsung C&T Corp.	530	$69,732
Samsung E&A Co. Ltd.	1,037	19,808
Samsung Electronics Co. Ltd. GDR	2,608	3,896,352
Samsung Electronics Co. Ltd. Preference Shares	9,370	443,440
Samsung Fire & Marine Insurance Co. Ltd.	285	91,713
Samsung Heavy Industries Co. Ltd. (a)	3,312	51,696
Samsung SDI Co. Ltd.	120	17,533
Samsung Securities Co. Ltd.	786	40,167
Samyang Foods Co. Ltd.	125	136,221
Seegene, Inc.	396	6,985
Seojin System Co. Ltd. (a)	826	12,569
SHIFT UP Corp. (a)	584	17,086
Shinhan Financial Group Co. Ltd.	6,057	305,645
Shinsung Delta Tech Co. Ltd.	550	21,717
Silicon2 Co. Ltd. (a)	1,027	33,525
SK Chemicals Co. Ltd.	115	4,746
SK Hynix, Inc.	9,401	2,328,390
SK Innovation Co. Ltd.	305	21,847
SK oceanplant Co. Ltd. (a)	2,004	34,994
SK REITs Co. Ltd.	13,165	47,009
SK Square Co. Ltd. (a)	288	41,361
SK, Inc.	294	44,004
SKC Co. Ltd. (a)	207	14,916
SM Entertainment Co. Ltd.	297	27,519
SNT Dynamics Co. Ltd.	1,006	51,840
Solus Advanced Materials Co. Ltd.	636	3,472
Soop Co. Ltd.	184	9,836
Soulbrain Co. Ltd.	26	5,346
ST Pharm Co. Ltd.	114	7,272
Studio Dragon Corp. (a)	647	20,682
Taesung Co. Ltd. (a)	2,855	53,110
Taihan Cable & Solution Co. Ltd. (a)	568	6,283
TechWing, Inc.	626	26,235
Tokai Carbon Korea Co. Ltd.	87	10,851
Voronoi, Inc. (a)	624	72,271
VT Co. Ltd. (a)	2,622	56,718
Wemade Co. Ltd. (a)	1,768	33,582
YC Corp. (a)	940	9,045
YG Entertainment, Inc.	1,246	86,764
Youlchon Chemical Co. Ltd.	1,079	22,533
Yuhan Corp.	65	5,518
		16,351,411
SPAIN — 0.9%
Acciona SA (b)	6,265	1,258,059
Acerinox SA	25,631	334,292
ACS Actividades de Construccion y Servicios SA	26,032	2,079,957
Amadeus IT Group SA	8,581	680,581

See accompanying notes to financial statements.
117

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Banco Bilbao Vizcaya Argentaria SA	71,489	$1,372,553
Banco Santander SA	183,084	1,909,007
Distribuidora Internacional de Alimentacion SA (a)	996	28,555
Grenergy Renovables SA (a)	317	23,950
Iberdrola SA	95,979	1,816,246
Industria de Diseno Textil SA	13,336	736,010
Repsol SA	14,660	259,502
Telefonica SA (b)	56,340	291,145
		10,789,857
SWEDEN — 0.8%
Alleima AB (b)	4,999	37,871
Assa Abloy AB Class B	28,940	1,004,966
Atlas Copco AB Class B	93,593	1,402,636
Boozt AB (a) (b) (e)	8,246	84,958
Camurus AB (a)	3,346	242,276
Epiroc AB Class B	26,937	508,088
Evolution AB (e)	4,652	382,543
Industrivarden AB Class A	355	14,087
Mildef Group AB (b)	635	13,719
MIPS AB	2,996	108,626
Sandvik AB	24,979	695,314
Securitas AB Class B	60,766	914,872
Skandinaviska Enskilda Banken AB Class A	59,073	1,155,067
Skanska AB Class B	25,564	662,944
SKF AB Class B	18,202	451,320
Svenska Handelsbanken AB Class A	23,898	311,014
Tele2 AB Class B	17,883	305,272
Telefonaktiebolaget LM Ericsson Class B (b)	47,778	395,428
Telia Co. AB	41,114	156,892
Volvo AB Class A	31,613	906,196
Xvivo Perfusion AB (a) (b)	726	13,370
		9,767,459
SWITZERLAND — 1.3%
ABB Ltd.	35,540	2,560,363
Accelleron Industries AG (b)	1,731	145,655
Adecco Group AG (b)	6,927	194,146
Basilea Pharmaceutica Ag Allschwil (a)	120	7,134
Cie Financiere Richemont SA Class A	9,554	1,820,381
DSM-Firmenich AG	7,393	629,965
Geberit AG	2,533	1,901,222
Givaudan SA	279	1,133,322
Kuehne & Nagel International AG (b)	2,550	474,810
Sandoz Group AG	4,598	272,592
Sensirion Holding AG (a) (e)	418	31,469
SGS SA (b)	9,011	934,113
Swatch Group AG Bearer Shares	349	65,554
TE Connectivity PLC	11,551	2,535,791
Security Description	Shares	Value
UBS Group AG	49,152	$2,008,335
Vetropack Holding AG (b)	87	2,581
Zurich Insurance Group AG	1,655	1,178,562
		15,895,995
TAIWAN — 2.2%
Ability Opto-Electronics Technology Co. Ltd.	9,000	31,154
Accton Technology Corp.	2,000	68,574
Acter Group Corp. Ltd.	4,000	101,713
Advanced Energy Solution Holding Co. Ltd.	1,000	38,060
Advanced Wireless Semiconductor Co.	3,000	11,320
Advancetek Enterprise Co. Ltd.	43,000	59,538
Alchip Technologies Ltd.	3,000	341,066
All Ring Tech Co. Ltd.	3,000	37,798
Allied Supreme Corp.	5,000	48,888
Allis Electric Co. Ltd.	4,079	13,718
Alpha Networks, Inc.	16,000	15,277
Andes Technology Corp. (a)	6,000	60,437
AP Memory Technology Corp.	4,000	44,688
Apex Dynamics, Inc.	1,000	22,278
Asia Optical Co., Inc.	12,000	62,406
AUO Corp. ADR (a)	57,389	276,041
AURAS Technology Co. Ltd.	2,000	55,122
Bank of Kaohsiung Co. Ltd.	763,081	299,193
Bizlink Holding, Inc.	3,063	103,514
C Sun Manufacturing Ltd.	7,000	43,983
Caliway Biopharmaceuticals Co. Ltd. (a)	10,000	60,864
Century Iron & Steel Industrial Co. Ltd.	4,000	22,967
Chailease Holding Co. Ltd.	4,298	15,724
Channel Well Technology Co. Ltd.	26,000	68,758
Charoen Pokphand Enterprise	5,500	25,354
Chenming Electronic Technology Corp.	6,000	23,230
Chief Telecom, Inc.	8,300	111,790
China Motor Corp.	11,000	22,954
Chung Hung Steel Corp. (a)	53,000	27,562
Chunghwa Precision Test Tech Co. Ltd.	3,000	189,481
Chunghwa Telecom Co. Ltd. ADR (b)	23,149	1,009,759
Crowell Development Corp.	48,300	45,878
CTBC Financial Holding Co. Ltd.	236,000	332,187
CyberPower Systems, Inc.	2,000	13,715
Da-Li Development Co. Ltd.	18,900	30,479
Daxin Materials Corp.	5,000	64,391
Delpha Construction Co. Ltd.	33,000	32,591
Delta Electronics, Inc.	8,000	224,162
Dynapack International Technology Corp.	6,000	73,430
E Ink Holdings, Inc.	4,000	31,564
EirGenix, Inc. (a)	16,000	36,905

See accompanying notes to financial statements.
118

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Elite Advanced Laser Corp.	11,000	$98,169
Elite Material Co. Ltd.	1,000	40,193
Elite Semiconductor Microelectronics Technology, Inc.	11,000	26,347
Evergreen Aviation Technologies Corp.	8,000	42,522
Evergreen Marine Corp. Taiwan Ltd.	1,600	9,397
Faraday Technology Corp.	12,463	64,813
First Hi-Tec Enterprise Co. Ltd.	4,000	41,997
Fitipower Integrated Technology, Inc.	10,629	59,635
FocalTech Systems Co. Ltd.	28,000	61,185
Formosa Chemicals & Fibre Corp.	11,000	10,737
Formosa Plastics Corp.	14,000	17,708
Fortune Electric Co. Ltd.	1,210	23,066
Fositek Corp.	2,000	65,359
Fulgent Sun International Holding Co. Ltd.	5,197	17,035
G Shank Enterprise Co. Ltd.	6,000	20,671
Genius Electronic Optical Co. Ltd.	1,079	15,152
Global Unichip Corp.	1,000	43,966
Globalwafers Co. Ltd.	1,000	15,306
Gold Circuit Electronics Ltd.	34,800	497,257
Goldsun Building Materials Co. Ltd.	4,000	4,771
Grand Process Technology Corp.	1,000	51,184
Great Tree Pharmacy Co. Ltd.	12,649	53,538
Gudeng Precision Industrial Co. Ltd.	1,049	11,857
HD Renewable Energy Co. Ltd.	16,989	70,235
Hiyes International Co. Ltd.	7,000	19,821
Hon Hai Precision Industry Co. Ltd. GDR (b)	134,697	1,918,085
Hota Industrial Manufacturing Co. Ltd.	10,000	20,736
Hu Lane Associate, Inc.	3,150	13,178
Hwang Chang General Contractor Co. Ltd.	25,964	63,040
I-Chiun Precision Industry Co. Ltd.	13,000	34,549
International Games System Co. Ltd.	16,000	413,150
ITE Technology, Inc.	1,000	4,380
J&V Energy Technology Co. Ltd.	19,000	74,185
Jentech Precision Industrial Co. Ltd.	3,299	260,863
Johnson Health Tech Co. Ltd.	9,000	51,381
JSL Construction & Development Co. Ltd.	7,000	13,045
Kaori Heat Treatment Co. Ltd.	4,000	43,376
Kenmec Mechanical Engineering Co. Ltd.	5,096	12,239
Kindom Development Co. Ltd.	14,300	16,891
King's Town Bank Co. Ltd. (a)	8,000	14,857
Security Description	Shares	Value
Kinik Co.	2,000	$22,016
Kinsus Interconnect Technology Corp.	8,000	28,217
L&K Engineering Co. Ltd.	4,099	48,282
LandMark Optoelectronics Corp.	4,000	59,715
Lian HWA Food Corp.	17,600	74,204
Lotus Pharmaceutical Co. Ltd.	3,000	25,543
Lumosa Therapeutics Co. Ltd. (a)	1,000	9,466
Lung Yen Life Service Corp. (a)	51,000	93,038
LuxNet Corp.	19,000	134,654
M31 Technology Corp.	2,000	29,858
MediaTek, Inc.	8,000	345,167
Medigen Vaccine Biologics Corp. (a)	21,303	27,085
Merry Electronics Co. Ltd.	3,000	9,991
Microbio Co. Ltd. (a)	43,538	32,998
MPI Corp.	1,000	56,270
Nan Pao Resins Chemical Co. Ltd.	1,000	12,895
Nan Ya Plastics Corp.	16,000	20,710
Nuvoton Technology Corp.	17,000	35,140
O-Bank Co. Ltd.	19,000	5,636
Oneness Biotech Co. Ltd. (a)	1,193	2,685
Orient Semiconductor Electronics Ltd.	21,000	32,350
Pan Jit International, Inc.	24,500	56,913
Pan-International Industrial Corp.	13,000	23,161
Pegavision Corp.	1,085	11,374
Pharmally International Holding Co. Ltd. (a) (c)	1,282	—
Phoenix Silicon International Corp.	9,000	53,153
Polaris Group (a)	8,205	9,920
Posiflex Technology, Inc.	6,000	45,082
Promate Electronic Co. Ltd.	4,799	7,723
Quanta Computer, Inc.	8,000	76,120
Sakura Development Co. Ltd.	38,400	61,169
Sanyang Motor Co. Ltd.	40,000	81,633
Scientech Corp.	4,000	51,841
Shin Zu Shing Co. Ltd.	2,000	17,061
Shinfox Energy Co. Ltd.	42,629	78,746
Shiny Chemical Industrial Co. Ltd.	1,200	5,315
ShunSin Technology Holding Ltd.	1,000	5,102
Silicon Integrated Systems Corp.	10,000	18,800
Sincere Navigation Corp.	82,000	62,150
Soft-World International Corp.	11,000	39,340
Solar Applied Materials Technology Corp.	5,000	10,220
Solomon Technology Corp.	9,000	41,932
Sporton International, Inc.	11,760	69,068
Sunonwealth Electric Machine Industry Co. Ltd.	2,000	8,301
Ta Ya Electric Wire & Cable	4,263	5,623
TaiMed Biologics, Inc. (a)	8,505	21,124
Taiwan Cogeneration Corp.	27,056	42,300

See accompanying notes to financial statements.
119

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Taiwan Sakura Corp.	7,000	$19,660
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	53,020	14,807,956
Taiwan Speciality Chemicals Corp.	5,000	51,595
Taiwan Surface Mounting Technology Corp.	3,000	10,286
Taiwan Union Technology Corp.	6,000	61,913
Test Research, Inc.	5,000	29,283
Thinking Electronic Industrial Co. Ltd.	1,000	5,611
Tigerair Taiwan Co. Ltd.	19,000	48,002
Topkey Corp.	4,000	25,330
Ttet Union Corp.	4,000	19,358
Unimicron Technology Corp.	2,000	9,942
Union Bank of Taiwan	48,085	28,320
Unitech Printed Circuit Board Corp.	16,239	14,226
United Integrated Services Co. Ltd.	7,000	205,788
United Microelectronics Corp. ADR (b)	90,446	685,581
Universal Cement Corp.	33,000	33,186
Universal Microwave Technology, Inc.	5,000	73,414
Universal Vision Biotechnology Co. Ltd.	4,452	23,226
Via Technologies, Inc.	2,000	3,649
Visual Photonics Epitaxy Co. Ltd.	2,000	10,565
Voltronic Power Technology Corp.	1,000	30,415
Win Semiconductors Corp.	2,000	6,096
Wistron Corp.	4,000	18,440
XinTec, Inc.	15,000	70,625
Yageo Corp.	1,516	8,456
Yankey Engineering Co. Ltd.	3,450	50,089
Yulon Motor Co. Ltd.	16,896	19,347
Yungshin Construction & Development Co. Ltd.	1,000	2,871
		26,916,710
THAILAND — 0.1%
Amata Corp. PCL	71,400	35,474
Asia Aviation PCL (a)	1,753,900	68,738
B Grimm Power PCL	119,200	50,395
Bangkok Airways PCL	106,000	43,178
BCPG PCL	222,500	58,019
Carabao Group PCL	45,700	77,212
CK Power PCL	560,300	47,030
CP ALL PCL NVDR	65,400	95,360
Delta Electronics Thailand PCL	42,400	207,388
Energy Absolute PCL (a)	620,710	63,977
Fabrinet (a)	100	36,462
Hana Microelectronics PCL	27,900	19,630
I-TAIL Corp. PCL	18,400	8,915
Jasmine Technology Solution PCL (a) (b)	69,700	63,989
Security Description	Shares	Value
KCE Electronics PCL	10,200	$7,177
Muangthai Capital PCL	8,800	10,998
Osotspa PCL	124,800	66,242
Plan B Media PCL	301,700	40,779
PTT PCL	167,500	171,868
Regional Container Lines PCL	39,700	32,466
SCB X PCL NVDR	9,400	37,275
Star Petroleum Refining PCL	41,700	6,151
TOA Paint Thailand PCL	4,400	1,847
VGI PCL	252,506	12,312
WHA Corp. PCL	30,100	3,307
		1,266,189
TURKEY — 0.1%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (a)	48,886	33,978
Akbank TAS	79,064	119,222
Akcansa Cimento AS	2,892	9,570
Baticim Bati Anadolu Cimento Sanayii AS (a)	533,712	55,450
Cimsa Cimento Sanayi VE Ticaret AS	9,282	10,514
Destek Finans Faktoring AS (a)	215	3,449
Eldorado Gold Corp. (a) (b)	2,542	73,425
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	26,479	12,653
Enerya Enerji AS	101,007	23,175
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (a)	26,251	17,740
Girsim Elektrik Sanayi Taahut Ve Ticaret AS (a)	10,907	11,856
Grainturk Tarim AS	1,370	16,186
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A (a)	19,218	14,762
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (a)	22,934	15,664
Kocaer Celik Sanayi Ve Ticaret AS	79,279	26,712
Koza Anadolu Metal Madencilik Isletmeleri AS (a)	18,354	39,727
LDR Turizm AS	1,188	9,057
Lydia Holding AS (a)	12,958	39,235
Lydia Yesil Enerji Kaynaklari Anonimsirketi (a)	111	33,596
Margun Enerji Uretim Sanayi VE Ticaret AS (a)	33,670	18,236
Migros Ticaret AS	12,623	135,093
Nuh Cimento Sanayi AS	12,650	67,874
OBA Makarnacilik Sanayi VE Ticaret AS	26,407	29,989
Oyak Cimento Fabrikalari AS (a)	22,359	11,389
Pasifik Eurasia Lojistik Dis Ticaret AS (a)	9,515	26,087
Ral Yatirim Holding AS (a)	3,126	11,991

See accompanying notes to financial statements.
120

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Reysas Tasimacilik ve Lojistik Ticaret AS (a)	1,571	$550
Sok Marketler Ticaret AS	27,858	24,387
Tekfen Holding AS	4,264	8,358
Turkiye Is Bankasi AS Class C	324,285	110,355
Verusa Holding AS	368	2,932
Visne Madencilik Uretim Sanayi VE Ticaret AS (a)	261	1,043
Ziraat Gayrimenkul Yatirim Ortakligi AS REIT	124,329	68,891
		1,083,146
UNITED ARAB EMIRATES — 0.2%
Abu Dhabi Commercial Bank PJSC	20,964	83,217
Abu Dhabi Islamic Bank PJSC	10,218	60,590
Agthia Group PJSC	28,483	29,856
Ajman Bank PJSC	538,440	209,629
Al Waha Capital PJSC	44,906	19,317
Alef Education Holding PLC	419,362	106,182
Amanat Holdings PJSC	688,056	213,554
Apex Investment Co. PSC (a)	101,019	110,838
Dana Gas PJSC	249,163	51,556
Deyaar Development PJSC	612,652	166,632
Dubai Taxi Co. PJSC	20,917	14,750
Emaar Properties PJSC	29,299	104,098
Emirates Central Cooling Systems Corp.	102,791	45,337
Emirates Telecommunications Group Co. PJSC	2,619	13,434
First Abu Dhabi Bank PJSC	10,361	44,118
Gulf Navigation Holding PJSC (a)	46,018	113,009
Multiply Group PJSC (a)	15,333	12,148
Parkin Co. PJSC	43,670	65,392
Phoenix Group PLC (a)	168,289	62,312
RAK Properties PJSC (a)	530,007	213,561
Ras Al Khaimah Ceramics PJSC	24,747	16,305
Space42 PLC (a)	426,450	214,792
Spinneys 1961 Holding PLC	65,664	27,531
Taaleem Holdings PJSC	255,720	298,676
Union Properties PJSC (a)	195,115	43,347
		2,340,181
UNITED KINGDOM — 2.7%
3i Group PLC	27,164	1,495,328
Aberdeen Group PLC	129,257	343,674
Alphawave IP Group PLC (a) (b)	3,897	9,784
Anglogold Ashanti PLC	6,703	471,485
AO World PLC (a)	27,265	38,100
Aston Martin Lagonda Global Holdings PLC (a) (b) (e)	19,887	22,061
AstraZeneca PLC	13,712	2,064,173
AstraZeneca PLC ADR	13,027	999,431
BAE Systems PLC	78,351	2,171,834
Barclays PLC	177,966	909,471
British American Tobacco PLC	14,539	772,552
Security Description	Shares	Value
British Land Co. PLC REIT	10,389	$48,700
BT Group PLC	107,577	276,834
Burberry Group PLC (a)	4,362	68,589
Cerillion PLC	381	7,745
CK Hutchison Holdings Ltd.	114,420	753,692
Cohort PLC (b)	2,070	39,906
Compass Group PLC	38,167	1,299,459
Craneware PLC	237	7,626
Diageo PLC	23,898	571,226
Eurasia Mining PLC (a)	1,119	46
Flutter Entertainment PLC (a)	99	25,776
Hammerson PLC REIT (b)	4,232	16,556
HSBC Holdings PLC	222,905	3,135,898
Imperial Brands PLC	8,266	351,426
Indivior PLC (a)	1,572	37,901
InterContinental Hotels Group PLC	6,846	827,082
J Sainsbury PLC	21,630	97,259
Land Securities Group PLC REIT	8,430	66,051
Lloyds Banking Group PLC	761,403	859,188
M&G PLC	38,549	131,298
Marks & Spencer Group PLC	23,651	116,057
National Grid PLC	24,276	348,876
Next PLC	6,362	1,059,899
Ocado Group PLC (a) (b)	4,316	13,073
Pearson PLC	8,932	127,041
Quilter PLC (e)	32,502	72,722
Reckitt Benckiser Group PLC	7,031	541,236
RELX PLC (d)	15,517	743,049
RELX PLC (d)	45,784	2,193,809
Rolls-Royce Holdings PLC	104,142	1,668,394
Sage Group PLC	12,503	185,154
Serica Energy PLC	2,663	7,077
Severn Trent PLC	21,912	763,435
Smith & Nephew PLC	39,858	717,651
Smiths Group PLC	30,601	968,944
Soho House & Co., Inc. (a) (b)	4,549	40,259
SSE PLC	13,913	326,190
Standard Chartered PLC	42,862	828,326
TechnipFMC PLC	10,036	395,920
Telecom Plus PLC	5,255	132,577
Tesco PLC	81,992	491,751
THG PLC (a) (b)	25,053	12,655
Unilever PLC (d)	30,795	1,824,142
Unilever PLC (d)	2	119
United Utilities Group PLC	39,102	603,530
Vodafone Group PLC	290,763	337,264
Whitbread PLC	27,622	1,197,393
WNS Holdings Ltd. (a)	100	7,627
WPP PLC	30,270	149,882
		33,794,203
UNITED STATES — 64.6%
10X Genomics, Inc. Class A (a) (b)	1,715	20,048
3M Co.	8,583	1,331,910

See accompanying notes to financial statements.
121

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
89bio, Inc. (a)	2,080	$30,576
A10 Networks, Inc.	1,017	18,459
AAON, Inc. (b)	879	82,134
Abbott Laboratories	28,817	3,859,749
AbbVie, Inc.	23,039	5,334,450
Abercrombie & Fitch Co. Class A (a)	290	24,810
Accel Entertainment, Inc. (a)	14,619	161,832
ACM Research, Inc. Class A (a)	3,009	117,742
ACV Auctions, Inc. Class A (a)	1,978	19,602
AdaptHealth Corp. (a)	460	4,117
Adaptive Biotechnologies Corp. (a)	3,098	46,346
Addus HomeCare Corp. (a)	100	11,799
Adient PLC (a)	1,245	29,980
ADMA Biologics, Inc. (a)	2,858	41,869
Adobe, Inc. (a)	6,908	2,436,797
Advanced Micro Devices, Inc. (a)	18,286	2,958,492
AeroVironment, Inc. (a)	312	98,246
AES Corp.	5,073	66,761
Aeva Technologies, Inc. (a)	1,760	25,520
Affiliated Managers Group, Inc.	273	65,091
Affirm Holdings, Inc. (a)	3,414	249,495
Aflac, Inc.	24,981	2,790,378
Agilent Technologies, Inc.	13,955	1,791,124
agilon health, Inc. (a)	17,916	18,453
Agilysys, Inc. (a)	1,425	149,981
AGNC Investment Corp. REIT (b)	8,015	78,467
Air Products & Chemicals, Inc.	2,720	741,798
Airbnb, Inc. Class A (a)	3,552	431,284
Akero Therapeutics, Inc. (a)	3,964	188,211
Albemarle Corp.	1,008	81,729
Alcoa Corp.	9,037	297,227
Alcon AG	4,669	347,747
Alexander & Baldwin, Inc. REIT	3,703	67,358
Align Technology, Inc. (a)	331	41,448
Alignment Healthcare, Inc. (a)	1,700	29,665
Alkami Technology, Inc. (a) (b)	1,655	41,110
Allegiant Travel Co. (a)	724	43,997
Allegion PLC	2,910	516,089
Allstate Corp.	8,845	1,898,579
Ally Financial, Inc.	4,404	172,637
Alnylam Pharmaceuticals, Inc. (a)	955	435,480
Alpha & Omega Semiconductor Ltd. (a)	432	12,079
Alpha Metallurgical Resources, Inc. (a)	238	39,053
Alphabet, Inc. Class A	67,271	16,353,580
Alphabet, Inc. Class C	66,097	16,097,924
Alphatec Holdings, Inc. (a)	1,757	25,547
Altice USA, Inc. Class A (a) (b)	12,670	30,535
Altria Group, Inc.	17,538	1,158,560
A-Mark Precious Metals, Inc.	563	14,565
Amazon.com, Inc. (a)	112,470	24,695,038
Security Description	Shares	Value
AMC Entertainment Holdings, Inc. Class A (a)	16,159	$46,861
Amcor PLC CDI	25,299	206,065
Ameresco, Inc. Class A (a) (b)	533	17,898
American Airlines Group, Inc. (a) (b)	2,072	23,289
American Electric Power Co., Inc.	17,538	1,973,025
American Express Co.	13,563	4,505,086
American Healthcare REIT, Inc.	1,284	53,941
American Superconductor Corp. (a)	2,940	174,607
American Tower Corp. REIT	8,712	1,675,492
Amgen, Inc.	7,876	2,222,607
Amphenol Corp. Class A	3,668	453,915
Amplitude, Inc. Class A (a)	4,219	45,228
Amprius Technologies, Inc. (a)	2,596	27,310
Amrize Ltd. (a)	6,364	307,062
Analog Devices, Inc.	8,375	2,057,737
AnaptysBio, Inc. (a)	260	7,961
Anavex Life Sciences Corp. (a) (b)	736	6,550
Annaly Capital Management, Inc. REIT	4,046	81,770
Antero Resources Corp. (a)	763	25,606
Aon PLC Class A	2,230	795,173
APA Corp.	4,542	110,280
Apartment Investment & Management Co. Class A, REIT (b)	20,328	161,201
Apellis Pharmaceuticals, Inc. (a)	398	9,007
Apogee Therapeutics, Inc. (a)	100	3,973
Apollo Global Management, Inc.	1,224	163,122
Appfolio, Inc. Class A (a)	101	27,842
Appian Corp. Class A (a)	329	10,058
Apple, Inc.	182,519	46,474,813
Applied Digital Corp. (a) (b)	6,600	151,404
Applied Materials, Inc.	14,853	3,041,003
Applied Optoelectronics, Inc. (a) (b)	3,293	85,387
AppLovin Corp. Class A (a)	2,756	1,980,296
Arbor Realty Trust, Inc. REIT	8,599	104,994
Arbutus Biopharma Corp. (a) (b)	16,240	73,730
Archer Aviation, Inc. Class A (a)	10,224	97,946
Archer-Daniels-Midland Co.	16,206	968,146
Arcus Biosciences, Inc. (a)	4,994	67,918
Arcutis Biotherapeutics, Inc. (a)	2,780	52,403
Ardelyx, Inc. (a)	3,876	21,357
Argan, Inc.	256	69,133
Aris Water Solutions, Inc. Class A	960	23,674
Arista Networks, Inc. (a)	10,315	1,502,999
Arlo Technologies, Inc. (a)	1,650	27,968
Armada Hoffler Properties, Inc. REIT	971	6,807
ARMOUR Residential REIT, Inc. (b)	1,385	20,692

See accompanying notes to financial statements.
122

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Array Technologies, Inc. (a) (b)	3,707	$30,212
Arrowhead Pharmaceuticals, Inc. (a)	5,255	181,245
ARS Pharmaceuticals, Inc. (a) (b)	1,700	17,085
Arthur J Gallagher & Co.	1,507	466,778
Arvinas, Inc. (a)	3,021	25,739
Asana, Inc. Class A (a)	3,576	47,775
Aspen Aerogels, Inc. (a)	7,417	51,622
AST SpaceMobile, Inc. (a) (b)	3,020	148,222
Astera Labs, Inc. (a)	1,366	267,463
Astrana Health, Inc. (a)	247	7,002
Astronics Corp. (a)	4,188	191,015
AT&T, Inc.	101,248	2,859,244
ATI, Inc. (a)	624	50,756
Atkore, Inc.	373	23,402
Atlassian Corp. Class A (a)	1,276	203,777
Atmus Filtration Technologies, Inc.	2,978	134,278
Aurora Innovation, Inc. (a)	16,260	87,641
Autodesk, Inc. (a)	331	105,149
Automatic Data Processing, Inc.	8,324	2,443,094
Avanos Medical, Inc. (a)	1,090	12,600
Aveanna Healthcare Holdings, Inc. (a)	3,660	32,464
AvePoint, Inc. (a)	8,937	134,144
Avidity Biosciences, Inc. (a)	2,057	89,623
AvidXchange Holdings, Inc. (a)	5,898	58,685
Avis Budget Group, Inc. (a) (b)	100	16,058
Axcelis Technologies, Inc. (a)	398	38,861
Axon Enterprise, Inc. (a)	1,044	749,216
Axos Financial, Inc. (a)	390	33,014
Axsome Therapeutics, Inc. (a)	347	42,143
Baker Hughes Co.	7,032	342,599
Bancorp, Inc. (a)	6,016	450,538
Bank of America Corp.	119,123	6,145,556
Bank of New York Mellon Corp.	26,568	2,894,849
Bar Harbor Bankshares	1,240	37,770
Barrett Business Services, Inc.	260	11,523
Bath & Body Works, Inc.	2,579	66,435
Baxter International, Inc.	16,965	386,293
Beam Therapeutics, Inc. (a) (b)	1,067	25,896
Beazer Homes USA, Inc. (a)	2,744	67,365
Becton Dickinson & Co.	7,714	1,443,829
BellRing Brands, Inc. (a)	392	14,249
Berkshire Hathaway, Inc. Class B (a)	16,588	8,339,451
BigBear.ai Holdings, Inc. (a)	9,013	58,765
Bill Holdings, Inc. (a)	972	51,487
BioCryst Pharmaceuticals, Inc. (a)	8,626	65,471
Biogen, Inc. (a)	4,612	646,049
Biohaven Ltd. (a)	1,142	17,141
BioLife Solutions, Inc. (a)	2,618	66,785
Bit Digital, Inc. (a) (b)	14,528	43,584
Bitdeer Technologies Group Class A (a) (b)	2,478	42,349
Security Description	Shares	Value
BJ's Restaurants, Inc. (a) (b)	1,385	$42,284
Blackrock, Inc.	955	1,113,406
BlackSky Technology, Inc. (a) (b)	1,348	27,162
Blackstone, Inc.	3,684	629,411
Blend Labs, Inc. Class A (a)	11,964	43,669
Block, Inc. CDI (a)	1,404	107,231
Block, Inc. (a)	4,061	293,488
Bloom Energy Corp. Class A (a)	4,540	383,948
Blue Bird Corp. (a)	1,559	89,720
BlueLinx Holdings, Inc. (a)	273	19,951
Boeing Co. (a)	7,975	1,721,244
Booking Holdings, Inc.	567	3,061,386
Boot Barn Holdings, Inc. (a)	393	65,128
Boston Beer Co., Inc. Class A (a)	101	21,353
Boston Scientific Corp. (a)	17,570	1,715,359
BP PLC	191,452	1,097,338
Braze, Inc. Class A (a)	932	26,506
Bridgebio Pharma, Inc. (a)	5,208	270,504
Brighthouse Financial, Inc. (a)	2,244	119,112
BrightSpire Capital, Inc. REIT (b)	55,729	302,608
Bristol-Myers Squibb Co.	26,582	1,198,848
Broadcom, Inc.	55,422	18,284,272
Builders FirstSource, Inc. (a)	879	106,579
Bumble, Inc. Class A (a)	2,610	15,895
Burlington Stores, Inc. (a)	100	25,450
Business First Bancshares, Inc.	260	6,139
C3.ai, Inc. Class A (a) (b)	4,211	73,019
Cadence Design Systems, Inc. (a)	2,550	895,713
Cadre Holdings, Inc. (b)	400	14,604
Caesars Entertainment, Inc. (a)	2,089	56,455
Calavo Growers, Inc.	800	20,592
Calix, Inc. (a)	373	22,891
Calumet, Inc. (a) (b)	2,400	43,800
Cantaloupe, Inc. (a)	6,355	67,172
Capital City Bank Group, Inc.	1,354	56,584
Capital One Financial Corp.	15,234	3,238,444
CareDx, Inc. (a)	1,080	15,703
Carnival Corp. (a)	8,712	251,864
Carnival PLC (a)	2,070	55,108
Carpenter Technology Corp.	100	24,554
Carrier Global Corp.	8,712	520,106
Cars.com, Inc. (a)	2,715	33,177
Carvana Co. (a)	1,417	534,549
Cass Information Systems, Inc.	894	35,161
Castle Biosciences, Inc. (a)	1,251	28,485
Catalyst Pharmaceuticals, Inc. (a)	4,898	96,491
Caterpillar, Inc.	8,324	3,971,797
Cava Group, Inc. (a) (b)	360	21,748
Cboe Global Markets, Inc.	1,248	306,072
CECO Environmental Corp. (a)	390	19,968
Celldex Therapeutics, Inc. (a)	2,636	68,193
Celsius Holdings, Inc. (a)	2,377	136,654
Centene Corp. (a)	373	13,309
Central Pacific Financial Corp.	360	10,922

See accompanying notes to financial statements.
123

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Centrus Energy Corp. Class A (a) (b)	694	$215,189
Century Aluminum Co. (a)	4,864	142,807
Century Communities, Inc.	1,077	68,249
Certara, Inc. (a)	7,359	89,927
CEVA, Inc. (a)	311	8,214
CF Industries Holdings, Inc.	2,648	237,526
CH Robinson Worldwide, Inc.	8,712	1,153,469
Champion Homes, Inc. (a)	2,049	156,482
Charles Schwab Corp.	23,841	2,276,100
Charter Communications, Inc. Class A (a)	2,339	643,471
Chefs' Warehouse, Inc. (a)	426	24,849
Chemours Co. (b)	2,238	35,450
Chevron Corp.	32,075	4,980,927
Chipotle Mexican Grill, Inc. (a)	19,218	753,153
Chord Energy Corp.	1,689	167,836
Chubb Ltd.	9,747	2,751,091
Church & Dwight Co., Inc.	7,277	637,684
Cigna Group	2,588	745,991
Cintas Corp.	2,120	435,151
Cipher Mining, Inc. (a)	10,906	137,307
Cisco Systems, Inc.	66,631	4,558,893
Citigroup, Inc.	39,033	3,961,849
Citizens Financial Group, Inc.	5,066	269,309
Cleanspark, Inc. (a)	7,611	110,360
Clear Channel Outdoor Holdings, Inc. (a)	57,316	90,559
Clear Secure, Inc. Class A	662	22,098
Clearwater Analytics Holdings, Inc. Class A (a)	891	16,056
Cleveland-Cliffs, Inc. (a)	3,860	47,092
Clorox Co.	7,946	979,742
Cloudflare, Inc. Class A (a)	3,620	776,816
Clover Health Investments Corp. (a) (b)	13,820	42,289
CME Group, Inc.	4,370	1,180,730
CNH Industrial NV	11,816	127,592
Coastal Financial Corp. (a)	1,378	149,058
Coca-Cola Co.	50,342	3,338,681
Coeur Mining, Inc. (a)	34,841	653,617
Cogent Biosciences, Inc. (a)	620	8,903
Cogent Communications Holdings, Inc.	200	7,670
Cognizant Technology Solutions Corp. Class A	17,621	1,181,840
Coherent Corp. (a)	780	84,022
Coinbase Global, Inc. Class A (a)	2,225	750,915
Colgate-Palmolive Co.	14,653	1,171,361
Collegium Pharmaceutical, Inc. (a)	2,325	81,352
Comcast Corp. Class A	44,852	1,409,250
Comfort Systems USA, Inc.	100	82,518
CommScope Holding Co., Inc. (a)	6,960	107,741
Community Healthcare Trust, Inc. REIT	338	5,171
Security Description	Shares	Value
Compass, Inc. Class A (a)	21,963	$176,363
Conagra Brands, Inc.	17,538	321,121
Confluent, Inc. Class A (a)	1,476	29,225
ConocoPhillips	24,231	2,292,010
Constellation Energy Corp.	5,205	1,712,809
Corcept Therapeutics, Inc. (a)	100	8,311
Core Natural Resources, Inc.	101	8,431
Core Scientific, Inc. (a)	4,998	89,664
CorMedix, Inc. (a) (b)	1,280	14,886
Corning, Inc.	30,844	2,530,133
Corsair Gaming, Inc. (a)	1,292	11,525
Corteva, Inc.	13,956	943,844
CoStar Group, Inc. (a)	5,157	435,096
Costco Wholesale Corp.	6,667	6,171,175
Coty, Inc. Class A (a)	1,351	5,458
Coursera, Inc. (a)	3,300	38,643
Covenant Logistics Group, Inc.	546	11,826
Credo Technology Group Holding Ltd. (a)	1,450	211,135
CRH PLC	14,189	1,697,017
Cricut, Inc. Class A (b)	1,406	8,844
Crocs, Inc. (a)	696	58,151
Crowdstrike Holdings, Inc. Class A (a)	2,734	1,340,699
CSL Ltd.	9,237	1,213,345
CSX Corp.	58,091	2,062,811
Cullinan Therapeutics, Inc. (a)	270	1,601
Cummins, Inc.	6,942	2,932,093
Customers Bancorp, Inc. (a)	290	18,957
CVS Health Corp.	23,140	1,744,525
Cytokinetics, Inc. (a) (b)	419	23,028
Daily Journal Corp. (a)	100	46,514
Dana, Inc.	393	7,876
Danaher Corp.	13,226	2,622,187
Datadog, Inc. Class A (a)	2,276	324,102
Dave & Buster's Entertainment, Inc. (a)	3,907	70,951
Dave, Inc. (a)	100	19,935
Day One Biopharmaceuticals, Inc. (a)	1,824	12,859
Deckers Outdoor Corp. (a)	100	10,137
Deere & Co.	4,852	2,218,626
Delek U.S. Holdings, Inc.	412	13,295
Dell Technologies, Inc. Class C	1,893	268,371
Devon Energy Corp.	3,901	136,769
Dexcom, Inc. (a)	2,375	159,814
DiamondRock Hospitality Co. REIT	5,368	42,729
Digi International, Inc. (a)	563	20,527
Digital Realty Trust, Inc. REIT	393	67,942
DigitalOcean Holdings, Inc. (a)	1,027	35,082
Diversified Healthcare Trust REIT	8,380	36,956
DNOW, Inc. (a)	1,004	15,311
Docusign, Inc. (a)	1,405	101,286
Dollar General Corp.	312	32,245
Dollar Tree, Inc. (a)	6,541	617,274

See accompanying notes to financial statements.
124

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
DoorDash, Inc. Class A (a)	2,625	$713,974
Dow, Inc.	14,195	325,491
Doximity, Inc. Class A (a)	1,641	120,039
DR Horton, Inc.	100	16,947
DraftKings, Inc. Class A (a)	5,559	207,907
Dream Finders Homes, Inc. Class A (a) (b)	979	25,376
Ducommun, Inc. (a)	586	56,332
Duke Energy Corp.	9,585	1,186,144
Duolingo, Inc. (a)	360	115,862
DuPont de Nemours, Inc.	10,237	797,462
Dutch Bros, Inc. Class A (a)	326	17,063
DXC Technology Co. (a)	2,909	39,650
DXP Enterprises, Inc. (a)	360	42,865
Dynatrace, Inc. (a)	1,025	49,661
Dynavax Technologies Corp. (a)	10,590	105,159
Dyne Therapeutics, Inc. (a)	5,405	68,373
Dynex Capital, Inc. REIT (b)	28,531	350,646
Eagle Bancorp, Inc.	980	19,816
Easterly Government Properties, Inc. REIT	19,814	454,335
Eaton Corp. PLC	7,015	2,625,364
eBay, Inc.	14,630	1,330,599
EchoStar Corp. Class A (a)	1,200	91,632
Ecolab, Inc.	6,004	1,644,255
Edison International	15,195	839,980
Elanco Animal Health, Inc. (a) (b)	3,674	73,994
Elastic NV (a)	391	33,036
Electronic Arts, Inc.	331	66,763
Elevance Health, Inc.	4,559	1,473,104
elf Beauty, Inc. (a) (b)	510	67,565
Eli Lilly & Co.	9,806	7,481,978
Ellington Financial, Inc. REIT (b)	6,373	82,722
Embecta Corp.	1,590	22,435
Emerson Electric Co.	17,538	2,300,635
Energy Fuels, Inc. (a) (b)	8,932	137,183
EnerSys	1,019	115,106
Enliven Therapeutics, Inc. (a)	415	8,495
Enova International, Inc. (a)	273	31,420
Enovix Corp. (a) (b)	6,205	61,864
Enphase Energy, Inc. (a)	1,314	46,502
Enviri Corp. (a)	2,251	28,565
EOG Resources, Inc.	12,698	1,423,700
Eos Energy Enterprises, Inc. (a) (b)	8,200	93,398
EPAM Systems, Inc. (a)	577	87,006
EQT Corp.	1,094	59,546
Equinix, Inc. REIT	563	440,964
Equity Bancshares, Inc. Class A	2,320	94,424
Equity Residential REIT	8,712	563,928
Essential Properties Realty Trust, Inc. REIT	4,361	129,783
Estee Lauder Cos., Inc. Class A	7,388	651,031
Etsy, Inc. (a)	668	44,349
Eve Holding, Inc. (a) (b)	5,620	21,412
EverQuote, Inc. Class A (a)	720	16,466
Security Description	Shares	Value
Evolent Health, Inc. Class A (a)	3,863	$32,681
Evolus, Inc. (a) (b)	1,600	9,824
Evolv Technologies Holdings, Inc. (a)	13,697	103,412
Exact Sciences Corp. (a)	1,592	87,098
Exelon Corp.	12,152	546,962
eXp World Holdings, Inc. (b)	4,531	48,300
Expedia Group, Inc.	652	139,365
Experian PLC	26,207	1,313,165
Expro Group Holdings NV (a) (b)	1,029	12,225
Extreme Networks, Inc. (a)	3,057	63,127
Exxon Mobil Corp.	61,158	6,895,564
Fair Isaac Corp. (a)	100	149,653
Farmers National Banc Corp.	1,080	15,563
Fastenal Co.	35,282	1,730,229
Fastly, Inc. Class A (a) (b)	3,392	29,002
FB Financial Corp.	1,414	78,816
FedEx Corp.	6,620	1,561,062
Ferguson Enterprises, Inc.	7,028	1,578,348
Fidelity National Information Services, Inc.	1,324	87,305
Figs, Inc. Class A (a)	1,231	8,235
First Busey Corp.	1,128	26,113
First Community Bankshares, Inc.	360	12,528
First Financial Corp.	100	5,644
First Solar, Inc. (a)	894	197,154
FirstEnergy Corp.	17,538	803,591
Fiserv, Inc. (a)	2,400	309,432
Five Star Bancorp	1,453	46,787
Five9, Inc. (a)	683	16,529
Fiverr International Ltd. (a) (b)	723	17,648
Flagstar Financial, Inc.	2,220	25,641
Fluence Energy, Inc. (a) (b)	2,582	27,886
Flywire Corp. (a)	2,661	36,030
Ford Motor Co.	68,684	821,461
Fortinet, Inc. (a)	3,851	323,792
Fortive Corp.	8,595	421,069
Fox Corp. Class A	12,489	787,556
Franklin BSP Realty Trust, Inc. REIT	1,077	11,696
Franklin Resources, Inc.	24,945	576,978
Freeport-McMoRan, Inc.	10,225	401,025
Freshpet, Inc. (a)	524	28,878
Freshworks, Inc. Class A (a)	1,982	23,328
Frontier Group Holdings, Inc. (a) (b)	2,957	13,055
FRP Holdings, Inc. (a)	1,340	32,642
FTAI Aviation Ltd.	1,094	182,545
FTAI Infrastructure, Inc. (b)	3,672	16,010
fuboTV, Inc. (a)	21,584	89,574
Fulgent Genetics, Inc. (a) (b)	1,931	43,641
Galaxy Digital, Inc. Class A (a) (b)	1,660	56,125
GameStop Corp. Class A (a)	4,424	120,687
Gannett Co., Inc. (a)	5,920	24,450
GCI Liberty, Inc. (a) (c)	1,328	—

See accompanying notes to financial statements.
125

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
GCI Liberty, Inc. Class C (a)	262	$9,765
GE HealthCare Technologies, Inc.	2,922	219,442
GE Vernova, Inc.	2,865	1,761,689
Genco Shipping & Trading Ltd. (b)	1,392	24,778
GeneDx Holdings Corp. (a)	880	94,811
Generac Holdings, Inc. (a)	394	65,956
General Dynamics Corp.	8,324	2,838,484
General Electric Co.	9,588	2,884,262
General Mills, Inc.	8,712	439,259
General Motors Co.	13,613	829,985
Gentherm, Inc. (a)	293	9,980
GEO Group, Inc. (a)	868	17,785
Geron Corp. (a)	26,856	36,793
Gibraltar Industries, Inc. (a)	686	43,081
Gilead Sciences, Inc.	21,080	2,339,880
Ginkgo Bioworks Holdings, Inc. (a)	8,168	119,089
Gitlab, Inc. Class A (a) (b)	1,100	49,588
Gladstone Commercial Corp. REIT	31,833	392,183
Glaukos Corp. (a)	101	8,237
Global Medical REIT, Inc. (b)	3,109	104,804
Global Payments, Inc.	432	35,891
Globalstar, Inc. (a) (b)	4,621	168,158
Gogo, Inc. (a)	1,292	11,098
Goldman Sachs Group, Inc.	6,318	5,031,339
GoodRx Holdings, Inc. Class A (a) (b)	6,289	26,602
GRAIL, Inc. (a)	387	22,883
Green Brick Partners, Inc. (a)	2,080	153,629
Grid Dynamics Holdings, Inc. (a)	3,668	28,280
Groupon, Inc. (a) (b)	100	2,335
GSK PLC	43,962	931,850
Guardant Health, Inc. (a)	700	43,736
GXO Logistics, Inc. (a)	563	29,777
HA Sustainable Infrastructure Capital, Inc. (b)	2,602	79,881
Hackett Group, Inc.	1,440	27,374
Haemonetics Corp. (a)	101	4,923
Haleon PLC	104,390	467,139
Halliburton Co.	10,679	262,703
Harley-Davidson, Inc.	273	7,617
Hawaiian Electric Industries, Inc. (a) (b)	3,200	35,328
Hayward Holdings, Inc. (a)	1,272	19,233
HCA Healthcare, Inc.	746	317,945
Healthpeak Properties, Inc. REIT	23,879	457,283
HealthStream, Inc.	6,978	197,059
Hecla Mining Co.	4,086	49,441
Heidrick & Struggles International, Inc.	1,079	53,702
Helen of Troy Ltd. (a)	312	7,862
Herc Holdings, Inc.	228	26,598
Hershey Co.	7,220	1,350,501
Security Description	Shares	Value
Hertz Global Holdings, Inc. (a) (b)	3,650	$24,820
Hewlett Packard Enterprise Co.	35,195	864,389
Hims & Hers Health, Inc. (a) (b)	4,776	270,895
Holcim AG	6,364	538,618
Home Depot, Inc.	14,965	6,063,668
Honeywell International, Inc.	10,196	2,146,258
Host Hotels & Resorts, Inc. REIT	1,938	32,985
Hovnanian Enterprises, Inc. Class A (a)	1,372	176,288
Howmet Aerospace, Inc.	1,484	291,205
HP, Inc.	32,510	885,247
HubSpot, Inc. (a)	331	154,842
Hudson Pacific Properties, Inc. REIT (a)	6,640	18,326
Humana, Inc.	460	119,678
Huron Consulting Group, Inc. (a)	101	14,824
I3 Verticals, Inc. Class A (a) (b)	1,094	35,511
Ibotta, Inc. Class A (a) (b)	412	11,474
Ichor Holdings Ltd. (a)	327	5,729
Ideaya Biosciences, Inc. (a)	2,329	63,372
IDEXX Laboratories, Inc. (a)	100	63,889
IDT Corp. Class B	373	19,512
Illinois Tool Works, Inc.	5,409	1,410,451
Illumina, Inc. (a)	977	92,786
ImmunityBio, Inc. (a)	8,327	20,484
Immunome, Inc. (a) (b)	2,140	25,059
Immunovant, Inc. (a) (b)	2,329	37,543
Independent Bank Corp.	720	22,302
Ingersoll Rand, Inc.	13,482	1,113,883
Ingevity Corp. (a)	100	5,519
Inmode Ltd. (a)	5,028	74,917
Innodata, Inc. (a) (b)	1,479	113,987
Innovative Industrial Properties, Inc. REIT	1,894	101,481
Innovex International, Inc. (a)	2,060	38,192
Insmed, Inc. (a)	612	88,134
Inspire Medical Systems, Inc. (a)	754	55,947
Installed Building Products, Inc.	43	10,606
Insteel Industries, Inc.	1,272	48,768
Insulet Corp. (a)	101	31,182
Intapp, Inc. (a)	1,986	81,227
Integral Ad Science Holding Corp. (a)	1,958	19,913
Intel Corp. (a)	60,660	2,035,143
Intellia Therapeutics, Inc. (a)	2,708	46,767
Intercontinental Exchange, Inc.	7,018	1,182,393
International Business Machines Corp.	14,215	4,010,904
International Flavors & Fragrances, Inc.	2,615	160,927
International Seaways, Inc.	702	32,348
Intuit, Inc.	5,049	3,448,013
Intuitive Machines, Inc. (a) (b)	4,339	45,646
Intuitive Surgical, Inc. (a)	3,636	1,626,128
IonQ, Inc. (a) (b)	3,275	201,413

See accompanying notes to financial statements.
126

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Iovance Biotherapeutics, Inc. (a) (b)	10,472	$22,724
iRhythm Technologies, Inc. (a)	101	17,371
Itron, Inc. (a)	586	72,992
Ivanhoe Electric, Inc. (a) (b)	2,308	28,965
J.M. Smucker Co.	6,897	749,014
James Hardie Industries PLC (a) (b)	4,156	79,837
James Hardie Industries PLC CDI (a)	905	16,842
Jamf Holding Corp. (a)	101	1,081
Janus International Group, Inc. (a)	5,581	55,084
Janux Therapeutics, Inc. (a)	620	15,153
JetBlue Airways Corp. (a) (b)	4,668	22,967
JFrog Ltd. (a)	973	46,052
Joby Aviation, Inc. (a) (b)	3,570	57,620
Johnson & Johnson	27,226	5,048,245
Johnson Controls International PLC	22,308	2,452,765
JPMorgan Chase & Co.	39,749	12,538,027
Karman Holdings, Inc. (a)	412	29,746
Kellanova	8,712	714,558
Kenvue, Inc.	16,203	262,975
Keysight Technologies, Inc. (a)	8,710	1,523,553
Kimberly-Clark Corp.	8,712	1,083,250
Kimco Realty Corp. REIT	1,377	30,087
Kinder Morgan, Inc.	12,954	366,728
Kiniksa Pharmaceuticals International PLC (a)	763	29,627
Kirby Corp. (a)	1,019	85,036
KKR & Co., Inc.	7,588	986,061
KKR Real Estate Finance Trust, Inc. REIT	4,259	38,331
KLA Corp.	713	769,042
Kohl's Corp.	7,011	107,759
Koppers Holdings, Inc.	1,645	46,060
Kraft Heinz Co.	1,007	26,222
Kratos Defense & Security Solutions, Inc. (a)	1,236	112,933
Krispy Kreme, Inc. (b)	1,600	6,192
Krystal Biotech, Inc. (a)	2	353
Kura Oncology, Inc. (a)	3,072	27,187
Kura Sushi USA, Inc. Class A (a)	100	5,941
Kymera Therapeutics, Inc. (a)	1,308	74,033
Kyndryl Holdings, Inc. (a)	2,892	86,847
Lam Research Corp.	9,258	1,239,646
Lamb Weston Holdings, Inc.	5,918	343,717
Landbridge Co. LLC Class A (b)	742	39,586
Lantheus Holdings, Inc. (a)	3,579	183,567
Las Vegas Sands Corp.	8,712	468,618
Lattice Semiconductor Corp. (a)	101	7,405
Legacy Housing Corp. (a) (b)	2,318	63,768
Legalzoom.com, Inc. (a)	3,904	40,524
Leidos Holdings, Inc.	2,243	423,837
Lemonade, Inc. (a) (b)	753	40,308
LendingClub Corp. (a)	3,920	59,545
Security Description	Shares	Value
LendingTree, Inc. (a)	2,220	$143,701
LENZ Therapeutics, Inc. (a) (b)	360	16,769
LGI Homes, Inc. (a)	43	2,224
Liberty Broadband Corp. Class C (a)	1,294	82,221
Life360, Inc. (a) (b)	1,436	152,647
Light & Wonder, Inc. (a) (b)	2,985	250,561
Limbach Holdings, Inc. (a) (b)	360	34,963
Lindblad Expeditions Holdings, Inc. (a) (b)	6,688	85,606
Linde PLC (d)	6,217	2,953,075
Linde PLC (d)	744	355,624
Liquidity Services, Inc. (a)	260	7,132
Live Oak Bancshares, Inc.	1,925	67,799
LiveRamp Holdings, Inc. (a)	1,665	45,188
Loar Holdings, Inc. (a)	312	24,960
Lockheed Martin Corp.	4,998	2,495,052
Lowe's Cos., Inc.	12,304	3,092,118
Lucid Group, Inc. (a) (b)	2,928	69,657
Lululemon Athletica, Inc. (a)	674	119,925
Lumen Technologies, Inc. (a)	12,284	75,178
Lyft, Inc. Class A (a)	4,517	99,419
LyondellBasell Industries NV Class A	8,611	422,283
M&T Bank Corp.	6,718	1,327,611
M/I Homes, Inc. (a)	765	110,497
Macy's, Inc.	3,678	65,947
Madrigal Pharmaceuticals, Inc. (a)	347	159,155
Magnera Corp. (a)	1,340	15,705
Magnite, Inc. (a) (b)	5,706	124,277
Maplebear, Inc. (a)	212	7,793
MARA Holdings, Inc. (a) (b)	5,300	96,778
Marathon Petroleum Corp.	9,887	1,905,620
Marqeta, Inc. Class A (a)	3,617	19,098
Marsh & McLennan Cos., Inc.	8,351	1,682,977
Marvell Technology, Inc.	8,189	688,449
Mastercard, Inc. Class A	8,931	5,080,042
Matador Resources Co.	2,716	122,030
Match Group, Inc.	993	35,073
Matson, Inc.	919	90,604
Mattel, Inc. (a)	585	9,846
MaxLinear, Inc. (a)	432	6,947
McCormick & Co., Inc.	15,243	1,019,909
McDonald's Corp.	8,324	2,529,580
McKesson Corp.	3,439	2,656,765
MDA Space Ltd. (a)	2,663	66,336
MediaAlpha, Inc. Class A (a)	611	6,953
Medtronic PLC	28,282	2,693,578
Merchants Bancorp	2,285	72,663
Merck & Co., Inc.	35,013	2,938,641
Meridianlink, Inc. (a)	270	5,381
Meta Platforms, Inc. Class A	27,301	20,049,308
MetLife, Inc.	26,007	2,142,197
Metrocity Bankshares, Inc.	100	2,769
Metropolitan Bank Holding Corp.	1,340	100,259

See accompanying notes to financial statements.
127

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
MGP Ingredients, Inc.	277	$6,701
Microchip Technology, Inc.	1,660	106,605
Micron Technology, Inc.	11,042	1,847,547
Microsoft Corp.	88,629	45,905,391
Middlesex Water Co.	1,666	90,164
MiMedx Group, Inc. (a)	1,655	11,552
Mind Medicine MindMed, Inc. (a) (b)	6,700	78,993
Moderna, Inc. (a)	3,941	101,796
Modine Manufacturing Co. (a) (b)	3,208	456,049
Monarch Casino & Resort, Inc.	1,054	111,555
Monday.com Ltd. (a)	349	67,598
Mondelez International, Inc. Class A	8,712	544,239
MongoDB, Inc. (a)	769	238,682
Monolithic Power Systems, Inc.	375	345,240
Montrose Environmental Group, Inc. (a)	1,097	30,124
Moody's Corp.	370	176,298
Morgan Stanley	24,298	3,862,410
Mosaic Co.	8,015	277,960
MP Materials Corp. (a)	1,137	76,259
Mr. Cooper Group, Inc.	100	21,079
MRC Global, Inc. (a)	7,720	111,322
Myriad Genetics, Inc. (a)	2,360	17,063
N-able, Inc. (a)	763	5,951
Nabors Industries Ltd. (a) (b)	1,440	58,853
NANO Nuclear Energy, Inc. (a) (b)	638	24,601
Napco Security Technologies, Inc.	994	42,692
Natera, Inc. (a)	438	70,505
National Beverage Corp. (a)	432	15,949
National Presto Industries, Inc.	260	29,159
National Vision Holdings, Inc. (a)	646	18,857
Natural Grocers by Vitamin Cottage, Inc.	963	38,520
Navitas Semiconductor Corp. (a)	2,496	18,021
NB Bancorp, Inc.	3,660	64,599
nCino, Inc. (a) (b)	347	9,407
Neogen Corp. (a)	1,391	7,943
NeoGenomics, Inc. (a)	3,288	25,383
Nestle SA	32,702	3,003,249
NetApp, Inc.	8,712	1,032,024
Netflix, Inc. (a)	4,882	5,853,127
New Fortress Energy, Inc. (a) (b)	4,456	9,848
Newmont Corp.	8,712	734,509
Newmont Corp. CDI	5,599	479,501
News Corp. Class A	4,592	141,020
NexPoint Residential Trust, Inc. REIT	16,292	524,928
NextDecade Corp. (a)	2,914	19,786
Nextdoor Holdings, Inc. (a)	14,549	30,407
NextEra Energy, Inc.	35,138	2,652,568
NextNav, Inc. (a) (b)	3,112	44,502
NEXTracker, Inc. Class A (a)	1,300	96,187
NIKE, Inc. Class B	22,464	1,566,415
Security Description	Shares	Value
NMI Holdings, Inc. (a)	339	$12,997
Noble Corp. PLC	92	2,602
Norfolk Southern Corp.	6,883	2,067,722
Northeast Bank	460	46,074
Northrop Grumman Corp.	3,578	2,180,147
Norwegian Cruise Line Holdings Ltd. (a)	1,730	42,610
NOV, Inc.	3,901	51,688
Novartis AG	22,904	2,882,107
Novavax, Inc. (a) (b)	3,589	31,117
Novocure Ltd. (a)	1,409	18,204
NPK International, Inc. (a)	13,848	156,621
NRG Energy, Inc.	1,374	222,519
Nucor Corp.	1,094	148,160
Nurix Therapeutics, Inc. (a)	2,820	26,057
NuScale Power Corp. (a)	2,420	87,120
Nutanix, Inc. Class A (a)	356	26,483
Nutex Health, Inc. (a) (b)	100	10,332
Nuvalent, Inc. Class A (a)	398	34,419
Nuvation Bio, Inc. (a) (b)	14,180	52,466
nVent Electric PLC	655	64,609
NVIDIA Corp.	299,830	55,942,281
Occidental Petroleum Corp.	10,382	490,550
Oceaneering International, Inc. (a)	6,541	162,086
Oklo, Inc. (a) (b)	1,386	154,719
Okta, Inc. (a)	1,310	120,127
Olaplex Holdings, Inc. (a) (b)	3,560	4,664
Old Dominion Freight Line, Inc.	2,345	330,129
ON Semiconductor Corp. (a)	2,087	102,910
OneSpan, Inc.	3,100	49,259
Opendoor Technologies, Inc. (a) (b)	28,891	230,261
OPKO Health, Inc. (a) (b)	8,040	12,462
Oracle Corp.	23,091	6,494,113
O'Reilly Automotive, Inc. (a)	25,989	2,801,874
Organon & Co.	3,078	32,873
ORIC Pharmaceuticals, Inc. (a)	212	2,544
Ormat Technologies, Inc.	1,665	160,256
Orrstown Financial Services, Inc.	1,960	66,601
Oscar Health, Inc. Class A (a)	2,194	41,532
Otis Worldwide Corp.	4,361	398,726
Ouster, Inc. (a)	836	22,614
Ovintiv, Inc.	101	4,078
Owens & Minor, Inc. (a) (b)	8,866	42,557
Pagaya Technologies Ltd. Class A (a) (b)	3,300	97,977
PagerDuty, Inc. (a)	1,417	23,409
Palantir Technologies, Inc. Class A (a)	26,838	4,895,788
Palo Alto Networks, Inc. (a)	6,078	1,237,602
Palomar Holdings, Inc. (a)	1,569	183,181
Par Pacific Holdings, Inc. (a)	430	15,231
PAR Technology Corp. (a) (b)	684	27,073
Paragon 28, Inc. (a)	646	58
Paramount Skydance Corp. Class B	6,640	125,629

See accompanying notes to financial statements.
128

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Parker-Hannifin Corp.	2,637	$1,999,242
Pathward Financial, Inc.	1,227	90,810
Patterson-UTI Energy, Inc.	7,949	41,176
Paymentus Holdings, Inc. Class A (a)	3,593	109,946
Payoneer Global, Inc. (a)	4,670	28,254
PayPal Holdings, Inc. (a)	18,620	1,248,657
PBF Energy, Inc. Class A	3,365	101,522
PDF Solutions, Inc. (a)	398	10,276
Peabody Energy Corp.	2,408	63,860
Peapack-Gladstone Financial Corp.	1,565	43,194
Pediatrix Medical Group, Inc. (a)	620	10,385
Peloton Interactive, Inc. Class A (a)	17,436	156,924
Penn Entertainment, Inc. (a)	1,068	20,570
Pennant Group, Inc. (a)	2,418	60,982
PennyMac Financial Services, Inc.	339	41,995
Pentair PLC	655	72,548
Penumbra, Inc. (a)	373	94,488
PepsiCo, Inc.	17,488	2,456,015
Perpetua Resources Corp. (a) (b)	3,400	68,782
Petco Health & Wellness Co., Inc. (a) (b)	6,960	26,935
Pfizer, Inc.	75,373	1,920,504
PG&E Corp.	1,756	26,480
Philip Morris International, Inc.	17,538	2,844,664
Phillips 66 Co.	4,334	589,511
Photronics, Inc. (a)	1,950	44,753
Phreesia, Inc. (a)	5,684	133,688
Pinterest, Inc. Class A (a)	5,279	169,825
Planet Labs PBC (a)	15,144	196,569
Plug Power, Inc. (a) (b)	22,479	52,376
PNC Financial Services Group, Inc.	8,712	1,750,502
Porch Group, Inc. (a)	1,560	26,177
PotlatchDeltic Corp. REIT	1,589	64,752
Powell Industries, Inc. (b)	586	178,619
Power Solutions International, Inc. (a)	100	9,822
PPG Industries, Inc.	2,796	293,888
PPL Corp.	26,293	977,048
Praxis Precision Medicines, Inc. (a)	460	24,380
Preformed Line Products Co.	293	57,472
Privia Health Group, Inc. (a)	331	8,242
PROCEPT BioRobotics Corp. (a) (b)	585	20,879
Procter & Gamble Co.	30,760	4,726,274
PROG Holdings, Inc.	879	28,444
Progressive Corp.	7,190	1,775,570
Prologis, Inc. REIT	21,289	2,438,016
ProPetro Holding Corp. (a)	3,300	17,292
PROS Holdings, Inc. (a)	2,911	66,691
Security Description	Shares	Value
Protagonist Therapeutics, Inc. (a)	994	$66,031
Prudential Financial, Inc.	13,186	1,367,916
PTC Therapeutics, Inc. (a)	2,221	136,303
Public Service Enterprise Group, Inc.	17,538	1,463,721
Public Storage REIT	7,072	2,042,747
PubMatic, Inc. Class A (a) (b)	2,075	17,181
Pulse Biosciences, Inc. (a) (b)	460	8,142
PulteGroup, Inc.	2,496	329,796
PureCycle Technologies, Inc. (a) (b)	5,344	70,274
Pursuit Attractions & Hospitality, Inc. (a)	981	35,493
Q2 Holdings, Inc. (a)	2,953	213,768
QUALCOMM, Inc.	17,683	2,941,744
Quanex Building Products Corp.	979	13,921
Quanta Services, Inc.	312	129,299
Quantum Computing, Inc. (a) (b)	2,762	50,848
QuantumScape Corp. (a) (b)	9,985	123,015
QuidelOrtho Corp. (a)	101	2,974
QuinStreet, Inc. (a)	1,572	24,319
QXO, Inc. (a) (b)	5,220	99,493
RadNet, Inc. (a)	1,392	106,084
Ralliant Corp.	2,871	125,549
Ramaco Resources, Inc. Class A (a)	1,982	65,783
Range Resources Corp.	662	24,918
RealReal, Inc. (a)	3,498	37,184
Recursion Pharmaceuticals, Inc. Class A (a) (b)	6,356	31,017
Red Cat Holdings, Inc. (a) (b)	1,448	14,987
Reddit, Inc. Class A (a)	1,084	249,309
Redwire Corp. (a) (b)	3,297	29,640
Regency Centers Corp. REIT	710	51,759
Regeneron Pharmaceuticals, Inc.	1,301	731,513
Relay Therapeutics, Inc. (a)	7,420	38,732
Remitly Global, Inc. (a)	4,200	68,460
Repligen Corp. (a)	315	42,106
Replimune Group, Inc. (a)	3,012	12,620
Resideo Technologies, Inc. (a)	1,689	72,931
Revolution Medicines, Inc. (a)	632	29,514
Revolve Group, Inc. (a)	3,614	76,978
RH (a)	100	20,316
Rhythm Pharmaceuticals, Inc. (a)	2,700	272,673
Ribbon Communications, Inc. (a)	2,367	8,995
Rigetti Computing, Inc. (a) (b)	3,932	117,134
Riley Exploration Permian, Inc. (b)	1,440	39,038
RingCentral, Inc. Class A (a)	1,094	31,004
Riot Platforms, Inc. (a)	6,669	126,911
Rivian Automotive, Inc. Class A (a) (b)	10,365	152,158
RLJ Lodging Trust REIT (b)	4,249	30,593

See accompanying notes to financial statements.
129

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Robinhood Markets, Inc. Class A (a)	7,988	$1,143,722
ROBLOX Corp. Class A (a)	5,229	724,321
Roche Holding AG	8,596	2,807,893
Rocket Lab Corp. (a) (b)	5,521	264,511
Roivant Sciences Ltd. (a)	4,311	65,225
Roku, Inc. (a)	1,329	133,073
Root, Inc. Class A (a) (b)	360	32,224
Ross Stores, Inc.	13,306	2,027,701
Royal Caribbean Cruises Ltd.	1,630	527,435
RTX Corp.	29,461	4,929,709
Rubrik, Inc. Class A (a)	1,030	84,718
Rumble, Inc. (a) (b)	1,340	9,702
S&P Global, Inc.	5,006	2,436,470
Sable Offshore Corp. (a) (b)	1,340	23,396
Sabre Corp. (a)	35,693	65,318
Safehold, Inc. REIT	1,900	29,431
Saia, Inc. (a)	100	29,936
Salesforce, Inc.	14,649	3,471,813
Samsara, Inc. Class A (a)	1,472	54,832
Sana Biotechnology, Inc. (a) (b)	5,644	20,036
Sandisk Corp. (a)	3,643	408,745
Sanofi SA	12,616	1,164,409
Sarepta Therapeutics, Inc. (a)	666	12,834
Schlumberger NV	17,970	617,629
Schneider Electric SE	8,966	2,503,127
Scholar Rock Holding Corp. (a) (b)	3,735	139,091
Schrodinger, Inc. (a) (b)	5,213	104,573
Seagate Technology Holdings PLC	6,760	1,595,766
Select Water Solutions, Inc.	21,566	230,541
SEMrush Holdings, Inc. Class A (a)	6,188	43,811
SentinelOne, Inc. Class A (a)	1,742	30,677
ServiceNow, Inc. (a)	1,890	1,739,329
Sezzle, Inc. (a) (b)	654	52,013
Sharplink Gaming, Inc. (a)	100	1,701
Shell PLC	89,542	3,190,248
Shenandoah Telecommunications Co.	373	5,006
Sherwin-Williams Co.	947	327,908
Shift4 Payments, Inc. Class A (a) (b)	1,044	80,806
Shoals Technologies Group, Inc. Class A (a)	2,560	18,970
SI-BONE, Inc. (a)	1,342	19,754
SIGA Technologies, Inc.	3,574	32,702
Simon Property Group, Inc. REIT	8,712	1,634,981
Sinch AB (a) (e)	4,708	15,153
SiteOne Landscape Supply, Inc. (a)	293	37,738
SiTime Corp. (a)	101	30,432
SM Energy Co.	331	8,265
Snap, Inc. Class A (a)	11,344	87,462
Snowflake, Inc. Class A (a)	2,909	656,125
SoFi Technologies, Inc. (a)	11,589	306,181
Security Description	Shares	Value
SolarEdge Technologies, Inc. (a) (b)	898	$33,226
Solaris Energy Infrastructure, Inc.	1,060	42,368
Soleno Therapeutics, Inc. (a)	100	6,760
Solventum Corp. (a)	2,109	153,957
Sonos, Inc. (a)	3,950	62,410
Sotera Health Co. (a)	919	14,456
SoundHound AI, Inc. Class A (a) (b)	7,006	112,656
South Plains Financial, Inc.	1,240	47,926
Southern Co.	8,712	825,636
Southern Missouri Bancorp, Inc.	980	51,509
Spirit AeroSystems Holdings, Inc. Class A (a)	1,669	64,423
Spotify Technology SA (a)	1,440	1,005,120
Sprinklr, Inc. Class A (a)	1,574	12,151
Sprout Social, Inc. Class A (a)	5,492	70,957
Sprouts Farmers Market, Inc. (a)	221	24,045
Spyre Therapeutics, Inc. (a) (b)	260	4,358
STAAR Surgical Co. (a)	612	16,444
Standard BioTools, Inc. (a) (b)	13,588	17,664
Starbucks Corp.	21,562	1,824,145
State Street Corp. (f)	8,712	1,010,679
Stellantis NV (b)	25,170	232,576
Sterling Infrastructure, Inc. (a)	100	33,968
Stoke Therapeutics, Inc. (a) (b)	2,580	60,630
Strategy, Inc. Class A (a)	3,054	984,029
Stryker Corp.	5,619	2,077,176
Summit Hotel Properties, Inc. REIT	4,539	24,919
Sunrun, Inc. (a)	4,108	71,027
Super Micro Computer, Inc. (a) (b)	5,852	280,545
Surgery Partners, Inc. (a) (b)	373	8,072
Sweetgreen, Inc. Class A (a) (b)	3,128	24,961
Swiss Re AG (b)	8,275	1,529,364
Synchrony Financial	9,718	690,464
Syndax Pharmaceuticals, Inc. (a)	1,635	25,154
Synopsys, Inc. (a)	1,417	699,134
Sysco Corp.	17,538	1,444,079
Take-Two Interactive Software, Inc. (a)	238	61,490
Talen Energy Corp. (a)	256	108,897
Tandem Diabetes Care, Inc. (a)	754	9,154
Tapestry, Inc.	8,357	946,180
Target Corp.	8,712	781,466
Target Hospitality Corp. (a) (b)	331	2,807
TechTarget, Inc. (a)	7,292	42,367
Teladoc Health, Inc. (a)	12,846	99,300
Teledyne Technologies, Inc. (a)	624	365,689
Tempus AI, Inc. (a) (b)	736	59,403
Terawulf, Inc. (a) (b)	8,232	94,009
Tesla, Inc. (a)	34,891	15,516,726
Texas Instruments, Inc.	15,291	2,809,415
Texas Pacific Land Corp.	100	93,364
TG Therapeutics, Inc. (a)	5,550	200,494

See accompanying notes to financial statements.
130

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Thermo Fisher Scientific, Inc.	7,405	$3,591,573
Thermon Group Holdings, Inc. (a)	3,368	89,993
Thor Industries, Inc.	100	10,369
ThredUp, Inc. Class A (a)	1,448	13,684
Thryv Holdings, Inc. (a)	1,240	14,954
TJX Cos., Inc.	30,934	4,471,200
T-Mobile U.S., Inc.	3,031	725,561
Toast, Inc. Class A (a)	4,275	156,080
Tourmaline Bio, Inc. (a)	100	4,783
Trade Desk, Inc. Class A (a)	4,743	232,454
Trane Technologies PLC	5,038	2,125,834
Transcat, Inc. (a)	293	21,448
TransDigm Group, Inc.	100	131,802
TransMedics Group, Inc. (a)	2,231	250,318
Transocean Ltd. (a) (b)	2,119	6,611
Travelers Cos., Inc.	8,712	2,432,565
Travere Therapeutics, Inc. (a)	620	14,818
Trex Co., Inc. (a)	1,369	70,736
Triumph Financial, Inc. (a)	1,021	51,091
Trump Media & Technology Group Corp. (a)	1,132	18,587
Trupanion, Inc. (a)	675	29,214
Turning Point Brands, Inc.	881	87,096
Twilio, Inc. Class A (a)	1,381	138,224
Twist Bioscience Corp. (a)	2,330	65,566
Tyson Foods, Inc. Class A	13,523	734,299
U.S. Bancorp	26,582	1,284,708
U.S. Lime & Minerals, Inc.	620	81,561
Uber Technologies, Inc. (a)	19,699	1,929,911
Udemy, Inc. (a)	8,528	59,781
UiPath, Inc. Class A (a)	3,640	48,703
Ultra Clean Holdings, Inc. (a)	432	11,772
UMH Properties, Inc. REIT	50,265	746,435
Union Pacific Corp.	11,641	2,751,583
United Parcel Service, Inc. Class B	8,712	727,713
United Rentals, Inc.	275	262,532
UnitedHealth Group, Inc.	12,282	4,240,975
Uniti Group, Inc.	11,038	67,553
Unitil Corp.	6,753	323,199
Unity Software, Inc. (a)	3,743	149,870
Universal Corp.	317	17,711
Universal Logistics Holdings, Inc. (b)	1,765	41,372
Universal Technical Institute, Inc. (a)	1,340	43,617
Upstart Holdings, Inc. (a) (b)	1,754	89,103
Upwork, Inc. (a) (b)	3,277	60,854
Uranium Energy Corp. (a)	4,737	63,192
USA Rare Earth, Inc. (a)	624	10,727
UWM Holdings Corp. (b)	4,076	24,823
Valero Energy Corp.	8,651	1,472,919
Varonis Systems, Inc. (a)	680	39,080
Vaxcyte, Inc. (a)	273	9,833
Veeva Systems, Inc. Class A (a)	765	227,901
Security Description	Shares	Value
Vera Therapeutics, Inc. (a)	460	$13,368
Veracyte, Inc. (a)	642	22,040
Veralto Corp.	4,568	486,994
Verint Systems, Inc. (a)	312	6,318
Veris Residential, Inc. REIT	373	5,670
Verizon Communications, Inc.	35,300	1,551,435
Vertex Pharmaceuticals, Inc. (a)	1,662	650,906
Vertex, Inc. Class A (a)	3,298	81,757
Vertiv Holdings Co. Class A	4,317	651,263
Viasat, Inc. (a)	100	2,930
Viatris, Inc.	11,023	109,128
Vicor Corp. (a)	1,349	67,072
Victoria's Secret & Co. (a)	902	24,480
Viking Therapeutics, Inc. (a) (b)	994	26,122
Vimeo, Inc. (a)	10,657	82,592
Vir Biotechnology, Inc. (a)	989	5,647
Viridian Therapeutics, Inc. (a)	1,982	42,772
Visa, Inc. Class A	24,098	8,226,575
Vistra Corp.	3,652	715,500
Vita Coco Co., Inc. (a)	1,292	54,871
Vital Energy, Inc. (a) (b)	621	10,489
Vital Farms, Inc. (a) (b)	1,344	55,306
Vobile Group Ltd. (a) (b)	86,000	65,989
Vontier Corp.	3,382	141,943
Walgreens Boots Alliance, Inc. (a)	636	337
Walmart, Inc.	52,396	5,399,932
Walt Disney Co.	27,844	3,188,138
Warby Parker, Inc. Class A (a)	1,929	53,202
Warner Bros Discovery, Inc. (a)	25,183	491,824
Waste Management, Inc.	10,958	2,419,855
WaVe Life Sciences Ltd. (a)	880	6,442
Wayfair, Inc. Class A (a)	1,346	120,238
Weave Communications, Inc. (a)	10,811	72,217
Wells Fargo & Co.	56,441	4,730,885
Welltower, Inc. REIT	4,260	758,876
WesBanco, Inc.	275	8,781
Western Digital Corp.	10,929	1,312,136
Westrock Coffee Co. (a) (b)	2,100	10,206
Whitestone REIT	4,209	51,687
Williams Cos., Inc.	15,941	1,009,862
Willis Lease Finance Corp. (b)	260	35,643
Winnebago Industries, Inc.	393	13,142
Workday, Inc. Class A (a)	1,005	241,934
World Acceptance Corp. (a)	393	66,472
Xenia Hotels & Resorts, Inc. REIT	919	12,609
Xometry, Inc. Class A (a)	1,860	101,314
XPO, Inc. (a)	646	83,508
YETI Holdings, Inc. (a) (b)	1,938	64,303
Yext, Inc. (a)	4,536	38,647
Yum! Brands, Inc.	8,712	1,324,224
Zeta Global Holdings Corp. Class A (a)	4,312	85,679
Zillow Group, Inc. Class C (a)	1,410	108,641
Zoetis, Inc.	5,664	828,756

See accompanying notes to financial statements.
131

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Zoom Communications, Inc. (a)	2,623	$216,398
ZoomInfo Technologies, Inc. (a)	2,317	25,278
Zscaler, Inc. (a)	1,087	325,730
		806,451,900
ZAMBIA — 0.0% *
First Quantum Minerals Ltd. (a)	7,213	163,192
TOTAL COMMON STOCKS (Cost $932,428,467)		1,242,045,933
RIGHTS — 0.0% *
SOUTH KOREA — 0.0% *
Robotis Co. Ltd. (expiring 11/10/25) (a)	61	2,343
UNITED STATES — 0.0% *
Gen Digital, Inc. (expiring 04/17/27) (a)	2	14
Inhibrx, Inc. CVR (a)	2,929	1,904
		1,918
TOTAL RIGHTS (Cost $1,912)		4,261
WARRANTS — 0.0% *
BRAZIL — 0.0% *
Orizon Valorizacao de Residuos SA (expiring 12/31/45) (a)	1,673	886
MALAYSIA — 0.0% *
Supermax Corp. Bhd. (expiring 03/01/30) (a)	2,653	85
Top Glove Corp. Bhd. (expiring 02/09/30) (a)	1,865	69
YTL Corp. Bhd. (expiring 06/02/28) (a)	11,740	3,571
YTL Power International Bhd. (expiring 06/02/28) (a)	7,120	2,977
		6,702
SINGAPORE — 0.0% *
Guan Chong Bhd. (expiring 06/19/28) (a)	8,625	307
TOTAL WARRANTS (Cost $0)		7,895
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (g) (h)	2,946,657	2,946,657
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (i)	22,191,899	$22,191,899
TOTAL SHORT-TERM INVESTMENTS (Cost $25,138,556)		25,138,556
TOTAL INVESTMENTS — 101.6% (Cost $957,568,935)		1,267,196,645
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(19,482,796)
NET ASSETS — 100.0%		$1,247,713,849
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the securities is $19,405, representing 0.00% of the Fund's net assets.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2025.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
CVR	Contingent Value Rights
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
132

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	58	12/19/2025	$3,891,728	$3,943,130	$51,402
E-mini S&P 500 Index (long)	2	12/19/2025	664,732	673,875	9,143
MSCI EAFE Index (long)	1	12/19/2025	138,654	139,265	611
					$61,156

During the year ended September 30, 2025, the average notional value related to futures contracts was $4,188,749.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,240,768,475	$1,258,053	$19,405	$1,242,045,933
Rights	14	4,247	—	4,261
Warrants	461	7,434	—	7,895
Short-Term Investments	25,138,556	—	—	25,138,556
TOTAL INVESTMENTS	$1,265,907,506	$1,269,734	$19,405	$1,267,196,645
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$61,156	$—	$—	$61,156
TOTAL OTHER FINANCIAL INSTRUMENTS:	$61,156	$—	$—	$61,156
Sector Breakdown as of September 30, 2025

% of Net Assets
Information Technology	25.5%
Financials	17.4
Industrials	12.2
Consumer Discretionary	10.7
Health Care	8.6
Communication Services	8.5
Consumer Staples	5.0
Materials	3.8
Energy	3.6
Utilities	2.3
Real Estate	2.0
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(1.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
133

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Corp.	7,256	$641,938	$199,734	$48,723	$12,647	$205,083	8,712	$1,010,679	$23,264
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,331,827	2,331,827	48,636,447	48,021,617	—	—	2,946,657	2,946,657	94,836
State Street Navigator Securities Lending Portfolio II	17,074,988	17,074,988	116,586,841	111,469,930	—	—	22,191,899	22,191,899	161,234
Total		$20,048,753	$165,423,022	$159,540,270	$12,647	$205,083		$26,149,235	$279,334
See accompanying notes to financial statements.
134

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 0.4%
AECC Aero Science & Technology Co. Ltd. Class A (a)	43,200	$172,317
AECC Aero-Engine Control Co. Ltd. Class A	33,592	94,733
AECC Aviation Power Co. Ltd. Class A	53,766	318,187
AVIC Chengdu UAS Co. Ltd. Class A (a)	15,543	108,470
AviChina Industry & Technology Co. Ltd. Class H	426,000	238,723
Avicopter PLC Class A	25,300	128,640
Beijing Leike Defense Technology Co. Ltd. Class A (a)	192,200	145,888
Cirrus Aircraft Ltd.	7,900	62,395
EHang Holdings Ltd. ADR (a) (b)	7,011	130,194
Gaona Aero Material Co. Ltd. Class A	19,420	44,304
Hwa Create Co. Ltd. Class A (a)	14,800	47,365
Kuang-Chi Technologies Co. Ltd. Class A	24,300	171,151
North Electro-Optic Co. Ltd. Class A (a)	75,500	192,262
YaGuang Technology Group Co. Ltd. Class A (a)	91,100	75,923
		1,930,552
AIR FREIGHT & LOGISTICS — 0.6%
Hangzhou SF Intra-City Industrial Co. Ltd. Class H (a) (b) (c)	38,800	66,775
J&T Global Express Ltd. (a)	639,000	803,226
JD Logistics, Inc. (a) (c)	262,400	441,808
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	4,700	42,124
SF Holding Co. Ltd. Class A	70,900	401,184
Sinotrans Ltd. Class H	334,000	209,061
STO Express Co. Ltd. Class A	12,871	32,325
YTO Express Group Co. Ltd. Class A	58,200	149,840
YUNDA Holding Group Co. Ltd. Class A	48,558	50,551
ZTO Express Cayman, Inc. ADR (b)	52,290	1,003,968
		3,200,862
AIRLINES — 0.2%
Air China Ltd. Class A (a)	206,500	229,174
Air China Ltd. Class H (a) (b)	96,000	71,811
China Eastern Airlines Corp. Ltd. Class A (a)	299,900	174,620
China Eastern Airlines Corp. Ltd. Class H (a)	96,000	41,088
China Southern Airlines Co. Ltd. Class A (a)	187,300	158,987
China Southern Airlines Co. Ltd. Class H (a)	262,000	140,085
Security Description	Shares	Value
Hainan Airlines Holding Co. Ltd. Class A (a)	412,000	$93,644
Juneyao Airlines Co. Ltd. Class A	32,808	62,602
Spring Airlines Co. Ltd. Class A	13,318	99,931
		1,071,942
AUTO COMPONENTS — 0.7%
Bethel Automotive Safety Systems Co. Ltd. Class A	4,840	36,595
CALB Group Co. Ltd. Class H (a) (c)	27,700	126,246
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	4,700	88,944
China First Capital Group Ltd. (a)	431,600	3,051
ECARX Holdings, Inc. Class A (a)	23,100	46,431
Fuyao Glass Industry Group Co. Ltd. Class A	43,580	448,860
Fuyao Glass Industry Group Co. Ltd. Class H (c)	56,400	567,596
Greatoo Intelligent Equipment, Inc. Class A (a)	1,000	1,155
Hesai Group ADR (a)	10,783	303,002
Huayu Automotive Systems Co. Ltd. Class A	56,600	162,794
Huizhou Desay Sv Automotive Co. Ltd. Class A	4,700	99,725
IKD Co. Ltd. Class A	19,400	61,869
Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	10,900	126,994
Jianshe Industry Group Yunnan Co. Ltd. Class A (a)	11,400	47,728
Kandi Technologies Group, Inc. (a) (b)	7,573	9,163
Keboda Technology Co. Ltd. Class A	4,800	70,430
Minieye Technology Co. Ltd. Class H (a)	14,800	51,931
Minth Group Ltd.	94,000	408,601
Ningbo Jifeng Auto Parts Co. Ltd. Class A (a)	28,600	53,248
Ningbo Joyson Electronic Corp. Class A	35,800	174,896
Ningbo Tuopu Group Co. Ltd. Class A	19,495	221,525
Ningbo Xusheng Group Co. Ltd. Class A	23,220	59,130
Sailun Group Co. Ltd. Class A	49,800	100,475
Shandong Linglong Tyre Co. Ltd. Class A	44,952	96,748
Shenzhen Kedali Industry Co. Ltd. Class A	4,800	131,796
Tianneng Power International Ltd. (b)	90,000	112,783
Wencan Group Co. Ltd. Class A	5,500	17,116
WeRide, Inc. ADR (a) (b)	15,300	151,470

See accompanying notes to financial statements.
135

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Zhejiang Sling Automobile Bearing Co. Ltd. Class A	300	$5,640
		3,785,942
AUTOMOBILES — 3.9%
AIMA Technology Group Co. Ltd. Class A	14,550	70,878
Anhui Jianghuai Automobile Group Corp. Ltd. Class A (a)	38,600	291,907
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	152,900	173,336
BAIC Motor Corp. Ltd. Class H (a) (c)	43,400	11,826
Beiqi Foton Motor Co. Ltd. Class A (a)	222,600	85,575
Brilliance China Automotive Holdings Ltd.	326,000	172,629
BYD Co. Ltd. Class A	55,200	845,805
BYD Co. Ltd. Class H	468,500	6,635,738
China Automotive Engineering Research Institute Co. Ltd. Class A	33,300	83,537
Chongqing Changan Automobile Co. Ltd. Class A	142,740	244,929
Chongqing Qianli Technology Co. Ltd. Class A (a)	181,900	317,229
Dongfeng Motor Group Co. Ltd. Class H (a)	287,300	332,335
Geely Automobile Holdings Ltd.	713,000	1,791,572
Great Wall Motor Co. Ltd. Class A	23,600	81,455
Great Wall Motor Co. Ltd. Class H	351,000	757,904
Guangzhou Automobile Group Co. Ltd. Class A	48,086	51,409
Guangzhou Automobile Group Co. Ltd. Class H (b)	471,691	206,127
Haima Automobile Co. Ltd. Class A (a)	132,800	108,440
IAT Automobile Technology Co. Ltd. Class A (a)	25,700	39,844
Li Auto, Inc. Class A (a) (b)	154,500	2,013,560
Lotus Technology, Inc. ADR (a)	6,330	13,040
NIO, Inc. ADR (a)	199,293	1,518,613
NIO, Inc. Class A (a) (b)	5,810	42,863
Niu Technologies ADR (a) (b)	13,192	61,870
SAIC Motor Corp. Ltd. Class A	139,279	334,548
Seres Group Co. Ltd. Class A	21,700	522,360
XPeng, Inc. Class A (a) (b)	176,400	2,111,930
Yadea Group Holdings Ltd. (c)	121,043	215,781
ZEEKR Intelligent Technology Holding Ltd. ADR (a) (b)	3,520	107,290
Zhejiang Leapmotor Technology Co. Ltd. Class H (a) (c)	73,800	629,355
Zotye Automobile Co. Ltd. Class A (a)	121,700	60,958
		19,934,643
Security Description	Shares	Value
BANKS — 11.1%
Agricultural Bank of China Ltd. Class A	1,218,300	$1,140,116
Agricultural Bank of China Ltd. Class H	3,943,000	2,660,628
Bairong, Inc. (a) (c)	50,000	69,919
Bank of Beijing Co. Ltd. Class A	221,100	170,926
Bank of Chengdu Co. Ltd. Class A	87,800	212,497
Bank of China Ltd. Class A	610,926	444,004
Bank of China Ltd. Class H	10,330,700	5,656,365
Bank of Chongqing Co. Ltd. Class H	214,000	202,162
Bank of Communications Co. Ltd. Class A	340,900	321,414
Bank of Communications Co. Ltd. Class H	2,825,824	2,371,681
Bank of Hangzhou Co. Ltd. Class A	105,866	226,811
Bank of Jiangsu Co. Ltd. Class A	248,400	349,560
Bank of Nanjing Co. Ltd. Class A	119,700	183,562
Bank of Ningbo Co. Ltd. Class A	94,310	349,723
Bank of Shanghai Co. Ltd. Class A	215,800	271,287
Bank of Zhengzhou Co. Ltd. Class A	360,760	100,220
Beijing Compass Technology Development Co. Ltd. Class A (a)	9,240	216,668
Caitong Securities Co. Ltd. Class A	148,570	175,514
Central China Securities Co. Ltd. Class H (b)	225,000	79,816
Changjiang Securities Co. Ltd. Class A	175,400	204,257
China Bohai Bank Co. Ltd. Class H (a) (c)	402,000	53,218
China Cinda Asset Management Co. Ltd. Class H	1,184,200	206,996
China CITIC Bank Corp. Ltd. Class H	1,377,471	1,184,423
China CITIC Financial Asset Management Co. Ltd. Class H (a) (c)	1,570,000	209,861
China Construction Bank Corp. Class H	12,622,623	12,135,266
China Everbright Bank Co. Ltd. Class A	607,300	286,293
China Everbright Bank Co. Ltd. Class H	262,000	109,105
China Everbright Ltd. (b)	178,000	279,798
China Galaxy Securities Co. Ltd. Class H	620,000	943,499
China International Capital Corp. Ltd. Class A	44,000	227,735
China International Capital Corp. Ltd. Class H (c)	139,200	382,870
China Merchants Bank Co. Ltd. Class A	225,700	1,279,644

See accompanying notes to financial statements.
136

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
China Merchants Bank Co. Ltd. Class H	407,235	$2,447,472
China Merchants Securities Co. Ltd. Class A	103,116	247,540
China Minsheng Banking Corp. Ltd. Class A	68,800	38,419
China Minsheng Banking Corp. Ltd. Class H	1,311,759	692,937
Chongqing Rural Commercial Bank Co. Ltd. Class H	524,000	404,766
CITIC Securities Co. Ltd. Class A	137,125	575,250
CITIC Securities Co. Ltd. Class H	189,350	749,573
CNPC Capital Co. Ltd. Class A	145,500	214,349
CSC Financial Co. Ltd. Class A	52,604	197,946
Dongxing Securities Co. Ltd. Class A	111,300	180,987
East Money Information Co. Ltd. Class A	208,258	792,429
Everbright Securities Co. Ltd. Class A	76,700	202,527
GF Securities Co. Ltd. Class A	91,470	285,932
GF Securities Co. Ltd. Class H	110,000	287,003
Guosen Securities Co. Ltd. Class A	106,650	202,455
Guotai Haitong Securities Co. Ltd. Class A	239,698	634,607
Guotai Junan International Holdings Ltd. (b)	494,000	285,083
Guoyuan Securities Co. Ltd. Class A	177,886	227,867
Hithink RoyalFlush Information Network Co. Ltd. Class A	4,700	245,155
Huatai Securities Co. Ltd. Class A	122,600	374,471
Huatai Securities Co. Ltd. Class H (c)	149,600	395,708
Huaxi Securities Co. Ltd. Class A	126,000	181,556
Huaxia Bank Co. Ltd. Class A	77,100	71,179
Industrial & Commercial Bank of China Ltd. Class A	1,052,300	1,077,783
Industrial & Commercial Bank of China Ltd. Class H	9,689,789	7,148,654
Industrial Bank Co. Ltd. Class A	227,600	633,872
Industrial Securities Co. Ltd. Class A	192,500	176,635
JF SmartInvest Holdings Ltd.	15,000	143,823
Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	157,332	150,988
Noah Holdings Ltd. ADR	9,031	104,669
Orient Securities Co. Ltd. Class A	172,078	276,198
OSL Group Ltd. (a) (b)	44,000	84,829
Pacific Securities Co. Ltd. Class A (a)	149,100	95,810
Ping An Bank Co. Ltd. Class A	207,032	329,397
Postal Savings Bank of China Co. Ltd. Class A	384,200	309,952
Postal Savings Bank of China Co. Ltd. Class H (c)	892,000	625,973
Security Description	Shares	Value
Shaanxi International Trust Co. Ltd. Class A	446,730	$224,387
Shanghai Pudong Development Bank Co. Ltd. Class A	341,170	569,622
Shanxi Securities Co. Ltd. Class A	212,310	192,727
Shenwan Hongyuan Group Co. Ltd. Class A	331,210	247,685
SooChow Securities Co. Ltd. Class A	141,468	194,515
Southwest Securities Co. Ltd. Class A	273,100	182,005
Up Fintech Holding Ltd. ADR (a)	14,149	150,959
Western Securities Co. Ltd. Class A	139,556	167,998
Yangzijiang Financial Holding Ltd.	242,100	225,349
Zheshang Securities Co. Ltd. Class A	110,900	179,403
		56,134,282
BEVERAGES — 1.6%
Anhui Gujing Distillery Co. Ltd. Class A	8,618	194,163
Anhui Kouzi Distillery Co. Ltd. Class A	14,300	66,992
Anhui Yingjia Distillery Co. Ltd. Class A	8,000	46,188
Beijing Shunxin Agriculture Co. Ltd. Class A	15,180	33,161
Beijing Yanjing Brewery Co. Ltd. Class A	102,700	174,783
China Huiyuan Juice Group Ltd. (a) (d)	701,000	—
China Resources Beer Holdings Co. Ltd.	225,667	795,885
Chongqing Brewery Co. Ltd. Class A	10,139	76,234
Eastroc Beverage Group Co. Ltd. Class A	5,320	226,761
Jiangsu King's Luck Brewery JSC Ltd. Class A	24,300	133,989
Jiangsu Yanghe Distillery Co. Ltd. Class A	6,900	65,772
JiuGui Liquor Co. Ltd. Class A	4,800	41,963
Kweichow Moutai Co. Ltd. Class A	12,131	2,457,705
Luzhou Laojiao Co. Ltd. Class A	17,700	327,607
Nongfu Spring Co. Ltd. Class H (c)	234,200	1,622,459
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	10,420	37,689
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	14,640	398,505
Shede Spirits Co. Ltd. Class A	5,500	46,539
Sichuan Swellfun Co. Ltd. Class A	14,800	89,933
Tsingtao Brewery Co. Ltd. Class A	13,000	120,235
Tsingtao Brewery Co. Ltd. Class H	83,000	565,395
Wuliangye Yibin Co. Ltd. Class A	37,600	640,858
Yantai Changyu Pioneer Wine Co. Ltd. Class A	16,800	51,078

See accompanying notes to financial statements.
137

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
ZJLD Group, Inc. (b) (c)	66,800	$77,271
		8,291,165
BIOTECHNOLOGY — 2.7%
3SBio, Inc. (b) (c)	229,000	882,988
Abbisko Cayman Ltd. (a)	48,000	110,555
AIM Vaccine Co. Ltd. Class H (a)	28,600	15,586
Akeso, Inc. (a) (c)	82,000	1,488,150
Alphamab Oncology (a) (c)	59,000	103,889
Ascentage Pharma Group International (a) (c)	33,500	331,753
Ascletis Pharma, Inc. (a) (b) (c)	36,000	46,131
Beijing SL Pharmaceutical Co. Ltd. Class A	43,557	44,001
Beijing Tiantan Biological Products Corp. Ltd. Class A	41,240	110,399
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (a)	14,181	112,514
BeOne Medicines Ltd. Class A (a)	1,130	48,657
BeOne Medicines Ltd. Class H (a)	111,100	2,930,147
BGI Genomics Co. Ltd. Class A (a)	8,099	55,861
Bio-Thera Solutions Ltd. Class A (a)	20,616	83,680
CanSino Biologics, Inc. Class A (a)	1,766	19,703
CanSino Biologics, Inc. Class H (a) (c)	9,200	58,532
CARsgen Therapeutics Holdings Ltd. (a) (c)	55,500	137,530
Changchun BCHT Biotechnology Co. Ltd. Class A	9,476	29,143
Chongqing Zhifei Biological Products Co. Ltd. Class A	33,550	97,721
CStone Pharmaceuticals (a) (b) (c)	127,500	124,544
Daan Gene Co. Ltd. Class A (a)	71,140	63,480
Duality Biotherapeutics, Inc. (a)	1,300	60,753
Everest Medicines Ltd. (a) (c)	30,000	217,084
Gan & Lee Pharmaceuticals Co. Ltd. Class A	16,300	173,579
Getein Biotech, Inc. Class A	76,228	85,240
HBM Holdings Ltd. (a) (b) (c)	134,000	270,225
HighTide Therapeutics, Inc. (a)	92,500	45,653
Hualan Biological Engineering, Inc. Class A	35,942	80,281
I-Mab ADR (a)	13,500	51,030
Imeik Technology Development Co. Ltd. Class A	7,380	187,984
ImmuneOnco Biopharmaceuticals Shanghai Class H (a)	33,800	58,300
InnoCare Pharma Ltd. Class H (a) (b) (c)	116,000	279,101
Innovent Biologics, Inc. (a) (c)	171,000	2,118,709
InventisBio Co. Ltd. Class A (a)	4,228	18,455
Jacobio Pharmaceuticals Group Co. Ltd. (a) (c)	69,600	88,561
JW Cayman Therapeutics Co. Ltd. (a) (c)	78,000	43,910
Keymed Biosciences, Inc. (a) (c)	22,500	214,722
Laekna, Inc. (a) (b)	51,500	113,850
Security Description	Shares	Value
Legend Biotech Corp. ADR (a) (b)	10,752	$350,623
Lepu Biopharma Co. Ltd. Class H (a) (b) (c)	154,000	157,159
Remegen Co. Ltd. Class H (a) (b) (c)	25,000	376,587
Shandong BoAn Biotechnology Co. Ltd. Class H (a)	27,200	44,434
Shanghai Haohai Biological Technology Co. Ltd. Class H (c)	12,880	44,465
Shanghai Henlius Biotech, Inc. Class H (a) (c)	8,400	81,297
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	26,585	154,645
Shanghai Junshi Biosciences Co. Ltd. Class H (a) (b) (c)	9,600	37,584
Shanghai RAAS Blood Products Co. Ltd. Class A	149,056	139,909
Shenzhen Kangtai Biological Products Co. Ltd. Class A	21,560	50,789
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H (a) (b)	4,600	303,892
Sinocelltech Group Ltd. Class A (a)	9,294	72,762
TYK Medicines, Inc. Class H (a)	23,000	48,895
Walvax Biotechnology Co. Ltd. Class A	33,600	54,732
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	53,100	113,242
Zai Lab Ltd. (a)	118,600	406,695
		13,440,111
BROADLINE RETAIL — 14.6%
Alibaba Group Holding Ltd.	2,358,500	53,654,632
JD.com, Inc. Class A	366,932	6,531,808
MINISO Group Holding Ltd. ADR (b)	16,139	363,128
PDD Holdings, Inc. ADR (a)	96,422	12,744,096
Vipshop Holdings Ltd. ADR	36,017	707,374
		74,001,038
BUILDING PRODUCTS — 0.2%
Beijing New Building Materials PLC Class A	33,886	112,488
China Lesso Group Holdings Ltd.	169,000	106,000
Guangdong Kinlong Hardware Products Co. Ltd. Class A	4,900	14,939
Triumph New Energy Co. Ltd. Class A (a)	25,400	38,417
Xinyi Glass Holdings Ltd. (b)	373,644	433,174
Zhejiang Weixing New Building Materials Co. Ltd. Class A	54,375	76,061
Zhuzhou Kibing Group Co. Ltd. Class A	47,700	48,052
		829,131
CAPITAL MARKETS — 0.1%
Guotai Haitong Securities Co. Ltd. Class H (c)	206,876	427,025

See accompanying notes to financial statements.
138

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Webull Corp. (a) (b)	18,700	$276,573
		703,598
CHEMICALS — 1.6%
ADAMA Ltd. Class A (a)	131,700	120,107
Anhui Huaheng Biotechnology Co. Ltd. Class A	7,807	36,913
Asia - Potash International Investment Guangzhou Co. Ltd. Class A (a)	14,400	79,138
Canmax Technologies Co. Ltd. Class A	16,640	58,343
Cathay Biotech, Inc. Class A	11,386	83,134
Chengxin Lithium Group Co. Ltd. Class A (a)	15,500	41,298
China BlueChemical Ltd. Class H	282,000	86,263
China Kings Resources Group Co. Ltd. Class A	27,540	73,415
COFCO Biotechnology Co. Ltd. Class A (a)	177,800	148,429
Do-Fluoride New Materials Co. Ltd. Class A	25,816	74,253
Dongyue Group Ltd.	183,000	285,541
Fufeng Group Ltd.	150,000	168,886
Fujian Kuncai Material Technology Co. Ltd. Class A (a)	20,500	54,246
Ganfeng Lithium Group Co. Ltd. Class A	52,296	446,696
Ganfeng Lithium Group Co. Ltd. Class H (b) (c)	29,360	162,792
Global New Material International Holdings Ltd. (a) (b)	135,000	80,857
Guangzhou Tinci Materials Technology Co. Ltd. Class A	25,080	134,313
Hangjin Technology Co. Ltd. Class A (a)	22,000	73,401
Hangzhou Oxygen Plant Group Co. Ltd. Class A	14,800	50,583
Haohua Chemical Science & Technology Co. Ltd. Class A	15,900	68,531
Hengli Petrochemical Co. Ltd. Class A	63,754	153,316
Hoshine Silicon Industry Co. Ltd. Class A	7,400	51,341
Huabao International Holdings Ltd.	142,000	73,004
Huapont Life Sciences Co. Ltd. Class A	214,500	136,933
Hubei Feilihua Quartz Glass Co. Ltd. Class A	10,300	109,396
Hubei Xingfa Chemicals Group Co. Ltd. Class A	25,900	102,366
Inner Mongolia Berun Chemical Co. Ltd. Class A	83,500	74,392
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	226,030	165,858
Jiangsu Cnano Technology Co. Ltd. Class A	7,168	69,252
Security Description	Shares	Value
Jiangsu Eastern Shenghong Co. Ltd. Class A (a)	87,000	$116,083
Jiangsu Yoke Technology Co. Ltd. Class A	14,200	146,933
Jinan Shengquan Group Share Holding Co. Ltd. Class A	25,300	120,299
KBC Corp. Ltd. Class A (a)	3,480	17,558
LB Group Co. Ltd. Class A	55,234	150,806
Levima Advanced Materials Corp. Class A	14,900	44,465
Ningbo Shanshan Co. Ltd. Class A (a)	29,282	65,323
Ningxia Baofeng Energy Group Co. Ltd. Class A	94,300	235,505
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	62,300	182,248
Rongsheng Petrochemical Co. Ltd. Class A	56,100	75,955
Sanwei Holding Group Co. Ltd. Class A (a)	41,010	66,745
Satellite Chemical Co. Ltd. Class A	52,636	142,826
Shaanxi Huaqin Technology Industry Co. Ltd. Class A	5,875	62,093
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	43,840	163,676
Shandong Sinocera Functional Material Co. Ltd. Class A	23,600	73,905
Shandong Weifang Rainbow Chemical Co. Ltd. Class A	4,700	52,662
Shanghai Putailai New Energy Technology Co. Ltd. Class A	33,606	145,789
Shenzhen Capchem Technology Co. Ltd. Class A	5,200	38,945
Shenzhen Dynanonic Co. Ltd. Class A (a)	5,260	34,177
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	11,368	62,810
Shenzhen Senior Technology Material Co. Ltd. Class A	25,579	52,361
Sichuan Development Lomon Co. Ltd. Class A	46,400	70,504
Sichuan Lutianhua Co. Ltd. Class A (a)	77,600	45,728
Sichuan Yahua Industrial Group Co. Ltd. Class A	23,406	48,832
Sinoma Science & Technology Co. Ltd. Class A	36,700	175,174
Sinopec Shanghai Petrochemical Co. Ltd. Class H	665,999	116,415
Skshu Paint Co. Ltd. Class A	7,998	53,728
Sunresin New Materials Co. Ltd. Class A	13,000	105,242
Tianqi Lithium Corp. Class A (a)	19,900	132,817
Tianqi Lithium Corp. Class H (a)	10,000	57,761
Tongkun Group Co. Ltd. Class A	50,828	107,042
Transfar Zhilian Co. Ltd. Class A	150,000	132,587
Untrade.Lumena Newmat (a) (b) (d)	89,113	—

See accompanying notes to financial statements.
139

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Wanhua Chemical Group Co. Ltd. Class A	37,600	$351,237
Weihai Guangwei Composites Co. Ltd. Class A	14,560	62,000
Xinxiang Chemical Fiber Co. Ltd. Class A	184,000	112,299
Yunnan Energy New Material Co. Ltd. Class A (a)	15,107	98,984
Yunnan Yuntianhua Co. Ltd. Class A	25,800	97,012
Zangge Mining Co. Ltd. Class A	18,400	150,584
Zhejiang Juhua Co. Ltd. Class A	62,300	349,724
Zhejiang NHU Co. Ltd. Class A	69,904	233,719
Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	14,700	121,314
Zhejiang Yongtai Technology Co. Ltd. Class A (a)	15,400	37,725
Zibo Qixiang Tengda Chemical Co. Ltd. Class A	12,700	8,589
		7,983,178
COMMERCIAL SERVICES & SUPPLIES — 0.1%
China Conch Environment Protection Holdings Ltd. (a)	314,000	25,022
China Everbright Environment Group Ltd.	469,925	268,169
Hongbo Co. Ltd. Class A (a)	9,500	22,726
Shanghai M&G Stationery, Inc. Class A	30,536	117,519
Tuhu Car, Inc. (a) (c)	32,800	80,731
Zhejiang Weiming Environment Protection Co. Ltd. Class A	26,900	74,426
Zonqing Environmental Ltd. (a) (b)	74,000	30,721
		619,314
COMMUNICATIONS EQUIPMENT — 0.8%
Addsino Co. Ltd. Class A (a)	96,300	104,577
Beijing BDStar Navigation Co. Ltd. Class A (a)	4,900	20,570
BYD Electronic International Co. Ltd. (b)	119,500	634,946
C Fiber Optic (a) (d)	1,131,600	—
CIG Shanghai Co. Ltd. Class A	7,000	125,516
Comba Telecom Systems Holdings Ltd.	472,310	193,042
EverProX Technologies Co. Ltd. Class A	2,900	43,239
Fiberhome Telecommunication Technologies Co. Ltd. Class A	16,700	64,317
Flaircomm Microelectronics, Inc. Class A	100	1,984
Fujian Star-net Communication Co. Ltd. Class A	44,500	189,491
Guangzhou Haige Communications Group, Inc. Co. Class A	44,600	81,911
Hengtong Optic-electric Co. Ltd. Class A	33,494	107,944
Security Description	Shares	Value
Hytera Communications Corp. Ltd. Class A (a)	8,500	$13,750
Kyland Technology Co. Ltd. Class A (a)	5,800	21,044
Suzhou TFC Optical Communication Co. Ltd. Class A	7,780	183,164
T&S Communications Co. Ltd. Class A	1,600	23,634
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (a)	14,400	44,226
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class A	25,200	356,535
Yealink Network Technology Corp. Ltd. Class A	15,180	78,803
Zhongji Innolight Co. Ltd. Class A	13,040	738,556
ZTE Corp. Class A	54,200	347,067
ZTE Corp. Class H (b)	104,997	479,075
		3,853,391
CONSTRUCTION & ENGINEERING — 0.5%
China Communications Services Corp. Ltd. Class H	469,600	277,641
China Conch Venture Holdings Ltd.	272,000	383,507
China Energy Engineering Corp. Ltd. Class A	244,400	82,639
China National Chemical Engineering Co. Ltd. Class A	66,600	69,521
China Railway Group Ltd. Class A	194,006	149,981
China Railway Group Ltd. Class H	621,000	313,677
China State Construction Engineering Corp. Ltd. Class A	427,600	326,966
China State Construction International Holdings Ltd.	118,000	150,298
CSSC Science & Technology Co. Ltd. Class A	23,700	40,634
Metallurgical Corp. of China Ltd. Class A	424,800	229,464
Metallurgical Corp. of China Ltd. Class H	236,000	82,202
Power Construction Corp. of China Ltd. Class A	249,926	195,666
Shanghai Construction Group Co. Ltd. Class A	252,900	104,674
Shenzhen SED Industry Co. Ltd. Class A	24,100	74,288
Sichuan Road & Bridge Group Co. Ltd. Class A	67,800	76,957
Sinoma International Engineering Co. Class A	55,400	69,411
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	141,300	69,387
Xinte Energy Co. Ltd. Class H (a) (b)	33,600	35,714
		2,732,627

See accompanying notes to financial statements.
140

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
CONSTRUCTION MATERIALS — 0.4%
Anhui Conch Cement Co. Ltd. Class A	28,900	$94,152
Anhui Conch Cement Co. Ltd. Class H (b)	191,000	576,898
BBMG Corp. Class H (b)	427,000	46,101
BBMG Jidong Cement Group Co. Ltd. Class A	3,526	2,424
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	41,400	71,562
China Jushi Co. Ltd. Class A	129,870	315,956
China National Building Material Co. Ltd. Class H	516,792	366,651
China Resources Building Materials Technology Holdings Ltd.	281,163	65,409
CSG Holding Co. Ltd. Class A	180,217	117,070
Huaxin Cement Co. Ltd. Class A	62,972	163,451
Sichuan Hexie Shuangma Co. Ltd. Class A (a)	44,000	132,233
		1,951,907
CONSUMER FINANCE — 0.2%
FinVolution Group ADR	10,660	78,564
LexinFintech Holdings Ltd. ADR	21,425	114,195
Lufax Holding Ltd. ADR (a)	39,047	158,531
Qfin Holdings, Inc. ADR	15,971	459,645
Qudian, Inc. ADR (a) (b)	23,721	101,289
Yixin Group Ltd. (b) (c)	301,500	106,566
		1,018,790
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.5%
Alibaba Health Information Technology Ltd. (a) (b)	662,000	566,670
DingDong Cayman Ltd. ADR (a) (b)	17,370	35,956
East Buy Holding Ltd. (a) (b) (c)	72,000	240,420
JD Health International, Inc. (a) (c)	145,100	1,240,187
Jiajiayue Group Co. Ltd. Class A	46,408	66,675
Laobaixing Pharmacy Chain JSC Class A	33,949	78,068
Ping An Healthcare & Technology Co. Ltd. (b) (c)	118,600	279,107
Shenzhen Pagoda Industrial Group Corp. Ltd. Class H	110,500	29,399
Sipai Health Technology Co. Ltd. (a) (b)	9,600	3,961
Yifeng Pharmacy Chain Co. Ltd. Class A	23,956	82,851
		2,623,294
CONTAINERS & PACKAGING — 0.0% *
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	38,240	146,953
DISTRIBUTORS — 0.1%
Hong Kong Robotics Group Holding Ltd. (a)	294,000	48,746
Security Description	Shares	Value
Zhejiang China Commodities City Group Co. Ltd. Class A	94,310	$245,454
		294,200
DIVERSIFIED CONSUMER SERVICES — 0.4%
China Chunlai Education Group Co. Ltd.	7,000	3,968
China Education Group Holdings Ltd. (b)	145,939	61,899
China Yuhua Education Corp. Ltd. (a) (c)	162,000	13,118
Fenbi Ltd. (a) (b)	72,500	27,023
Fu Shou Yuan International Group Ltd. (b)	237,000	86,814
Gaotu Techedu, Inc. ADR (a) (b)	20,004	65,213
New Oriental Education & Technology Group, Inc. (a)	175,300	952,159
Offcn Education Technology Co. Ltd. Class A (a)	28,000	10,843
SunCar Technology Group, Inc. Class A (a)	3,416	8,472
TAL Education Group ADR (a)	59,488	666,266
Tianli International Holdings Ltd. (b)	168,000	60,675
Zhejiang Yasha Decoration Co. Ltd. Class A	232,690	124,059
		2,080,509
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
China Tower Corp. Ltd. Class H (c)	609,900	899,909
CITIC Telecom International Holdings Ltd.	118,000	36,854
		936,763
ELECTRICAL EQUIPMENT — 2.0%
Beijing Easpring Material Technology Co. Ltd. Class A	4,800	44,711
CNGR Advanced Material Co. Ltd. Class A	8,701	60,917
Contemporary Amperex Technology Co. Ltd. Class A	50,160	2,829,127
Contemporary Amperex Technology Co. Ltd. Class H (b)	800	58,763
Dajin Heavy Industry Co. Ltd. Class A	15,200	100,681
Dongfang Electric Corp. Ltd. Class A	107,700	291,485
Eve Energy Co. Ltd. Class A	33,800	431,546
Fangda Carbon New Material Co. Ltd. Class A	145,560	106,606
Farasis Energy Gan Zhou Co. Ltd. Class A (a)	36,692	110,116
GEM Co. Ltd. Class A	93,134	110,024
Ginlong Technologies Co. Ltd. Class A	5,350	69,485
Goldwind Science & Technology Co. Ltd. Class A	95,100	199,743
Goldwind Science & Technology Co. Ltd. Class H	142,760	256,881

See accompanying notes to financial statements.
141

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Goneo Group Co. Ltd. Class A	9,047	$56,688
GoodWe Technologies Co. Ltd. Class A (a)	3,106	28,191
Gotion High-tech Co. Ltd. Class A	31,436	205,886
Guangzhou Great Power Energy & Technology Co. Ltd. Class A (a)	4,700	26,905
Harbin Electric Co. Ltd. Class H	58,000	87,815
Henan Pinggao Electric Co. Ltd. Class A	52,400	123,365
Hoymiles Power Electronics, Inc. Class A	2,807	46,724
Jiangsu Zhongtian Technology Co. Ltd. Class A	44,900	119,189
Jiangxi Special Electric Motor Co. Ltd. Class A (a)	27,700	38,942
JL Mag Rare-Earth Co. Ltd. Class A	29,420	141,540
Ming Yang Smart Energy Group Ltd. Class A	35,500	80,489
Nantong Jianghai Capacitor Co. Ltd. Class A	27,200	115,327
NARI Technology Co. Ltd. Class A	108,201	348,555
Ningbo Orient Wires & Cables Co. Ltd. Class A	9,600	95,146
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	11,051	49,585
Ningbo Sanxing Medical Electric Co. Ltd. Class A	26,500	91,241
Ningbo Zhongda Leader Intelligent Transmission Co. Ltd. Class A	1,950	26,410
Pylon Technologies Co. Ltd. Class A	2,763	28,780
Qingdao TGOOD Electric Co. Ltd. Class A	39,600	150,902
Shanghai Electric Group Co. Ltd. Class A (a)	241,000	319,196
Shanghai Electric Group Co. Ltd. Class H (a)	342,000	179,343
Shanghai Electric Wind Power Group Co. Ltd. Class A (a)	17,944	58,182
Shanghai Liangxin Electrical Co. Ltd. Class A	25,050	39,891
Shanghai Moons' Electric Co. Ltd. Class A	9,200	109,253
Shenzhen Honor Electronic Co. Ltd. Class A	1,100	33,259
Shenzhen Kstar Science & Technology Co. Ltd. Class A	16,400	95,007
Shenzhen Megmeet Electrical Co. Ltd. Class A	17,900	194,561
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	1,000	19,243
Shijiazhuang Shangtai Technology Co. Ltd. Class A	5,800	68,120
Sichuan Huafeng Technology Co. Ltd. Class A (a)	4,493	62,030
Sungrow Power Supply Co. Ltd. Class A	25,840	587,250
Security Description	Shares	Value
Sunwoda Electronic Co. Ltd. Class A	25,700	$121,840
TBEA Co. Ltd. Class A	81,628	203,858
Tech-Pro, Inc. (a) (b) (d)	4,481,396	—
Time Interconnect Technology Ltd.	62,000	124,392
Titan Wind Energy Suzhou Co. Ltd. Class A	26,500	30,525
Wolong Electric Group Co. Ltd. Class A	12,500	84,919
Xiangtan Electric Manufacturing Co. Ltd. Class A (a)	44,800	102,078
Xuji Electric Co. Ltd. Class A	36,300	135,118
Zhejiang Chint Electrics Co. Ltd. Class A	52,590	226,596
Zhejiang HangKe Technology, Inc. Co. Class A	13,904	71,360
Zhejiang Huayou Cobalt Co. Ltd. Class A	30,250	279,692
Zhejiang Narada Power Source Co. Ltd. Class A (a)	26,900	77,786
Zhejiang Rongtai Electric Material Co. Ltd. Class A	4,000	63,181
Zhuhai CosMX Battery Co. Ltd. Class A	31,283	104,417
		9,922,862
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
AAC Technologies Holdings, Inc.	116,745	686,329
Accelink Technologies Co. Ltd. Class A	22,622	211,385
Anxin-China Holdings Ltd. (a) (d)	3,068,000	—
Avary Holding Shenzhen Co. Ltd. Class A	33,200	261,179
Beijing Highlander Digital Technology Co. Ltd. Class A (a)	2,100	5,539
Beijing Tricolor Technology Co. Ltd. Class A	2,100	48,527
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	5,000	41,151
BOE Technology Group Co. Ltd. Class A	516,900	301,695
Castech, Inc. Class A	21,790	151,944
Chaozhou Three-Circle Group Co. Ltd. Class A	34,500	224,259
China Railway Signal & Communication Corp. Ltd. Class A	213,120	160,870
China Zhenhua Group Science & Technology Co. Ltd. Class A	12,300	86,701
Eoptolink Technology, Inc. Ltd. Class A	9,560	490,608
Foxconn Industrial Internet Co. Ltd. Class A	161,900	1,499,427
GoerTek, Inc. Class A	64,048	336,981
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	14,300	79,852

See accompanying notes to financial statements.
142

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Hanwei Electronics Group Corp. Class A	4,100	$36,568
Hebei Sinopack Electronic Technology Co. Ltd. Class A	4,820	40,927
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	25,900	74,458
Huagong Tech Co. Ltd. Class A	24,000	311,407
IRICO Display Devices Co. Ltd. Class A (a)	105,700	87,349
Kingboard Holdings Ltd.	119,999	426,298
Kingboard Laminates Holdings Ltd.	118,500	187,793
Lens Technology Co. Ltd. Class A	83,900	394,109
Lingyi iTech Guangdong Co. Class A	122,100	279,408
Luxshare Precision Industry Co. Ltd. Class A	91,587	831,266
Maxscend Microelectronics Co. Ltd. Class A	7,353	85,751
Mloptic Corp. Class A	817	50,322
OFILM Group Co. Ltd. Class A (a)	89,900	165,108
Orbbec, Inc. Class A (a)	3,714	47,471
Q Technology Group Co. Ltd.	32,000	68,973
Raytron Technology Co. Ltd. Class A	14,066	174,537
RoboSense Technology Co. Ltd. (a)	41,300	224,325
Sai Micro Electronics, Inc. Class A (a)	29,900	105,506
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	4,789	103,327
Shengyi Electronics Co. Ltd. Class A	6,807	74,971
Shengyi Technology Co. Ltd. Class A	47,500	360,012
Shennan Circuits Co. Ltd. Class A	13,016	395,626
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	53,766	166,864
Shenzhen Kaifa Technology Co. Ltd. Class A	43,400	169,705
Shenzhen Kinwong Electronic Co. Ltd. Class A	23,300	205,854
Sunny Optical Technology Group Co. Ltd.	99,800	1,160,212
SUPCON Technology Co. Ltd. Class A	18,348	141,792
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	30,706	308,034
TCL Technology Group Corp. Class A	378,738	229,026
Tianma Microelectronics Co. Ltd. Class A (a)	87,500	121,784
Unisplendour Corp. Ltd. Class A	53,056	224,658
Universal Scientific Industrial Shanghai Co. Ltd. Class A	64,300	197,301
Victory Giant Technology Huizhou Co. Ltd. Class A	10,800	432,612
Security Description	Shares	Value
Visionox Technology, Inc. Class A (a)	69,000	$88,968
Wasion Holdings Ltd.	120,000	195,568
Wingtech Technology Co. Ltd. Class A (a)	24,800	161,729
Wuhan Guide Infrared Co. Ltd. Class A (a)	178,353	309,041
Wuhan Jingce Electronic Group Co. Ltd. Class A (a)	4,800	52,880
WUS Printed Circuit Kunshan Co. Ltd. Class A	33,610	346,456
Wuxi Taclink Optoelectronics Technology Co. Ltd. Class A	1,087	18,457
XGD, Inc. Class A	17,500	67,865
Xiamen Faratronic Co. Ltd. Class A	4,700	83,352
Zhejiang Dahua Technology Co. Ltd. Class A	56,312	159,201
		13,953,318
ENERGY EQUIPMENT & SERVICES — 0.2%
Anton Oilfield Services Group	520,000	92,232
China Oilfield Services Ltd. Class H	279,900	240,313
China Petroleum Engineering Corp. Class A	143,200	68,110
COFCO Capital Holdings Co. Ltd. Class A	56,000	105,205
Offshore Oil Engineering Co. Ltd. Class A	105,800	78,674
Sinopec Oilfield Service Corp. Class H (a)	764,000	76,592
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	24,400	190,684
		851,810
ENTERTAINMENT — 2.4%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	38,800	118,184
Beijing Enlight Media Co. Ltd. Class A	73,200	198,934
Boyaa Interactive International Ltd.	52,000	44,646
China Film Group Co. Ltd. Class A	53,080	116,476
CTEG (a) (b) (d)	1,980,400	—
Damai Entertainment Holdings Ltd. (a) (b)	2,390,000	328,685
DouYu International Holdings Ltd. ADR	2,242	16,860
G-bits Network Technology Xiamen Co. Ltd. Class A	3,046	242,743
Giant Network Group Co. Ltd. Class A	51,200	324,553
HUYA, Inc. ADR (b)	18,335	61,056
iDreamSky Technology Holdings Ltd. (a) (c)	130,800	18,997
iQIYI, Inc. ADR (a) (b)	68,302	174,853
Kingnet Network Co. Ltd. Class A	45,900	180,833
Kingsoft Corp. Ltd.	142,200	632,739

See accompanying notes to financial statements.
143

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Mango Excellent Media Co. Ltd. Class A	31,866	$159,880
Maoyan Entertainment (b) (c)	65,400	67,078
NetDragon Websoft Holdings Ltd.	55,500	110,424
NetEase Cloud Music, Inc. (a) (c)	9,550	318,890
NetEase, Inc.	216,900	6,601,450
Perfect World Co. Ltd. Class A	46,224	124,260
Sohu.com Ltd. ADR (a)	5,183	81,010
Talkweb Information System Co. Ltd. Class A (a)	14,600	74,030
Tanwan, Inc. (a)	15,800	29,690
Tencent Music Entertainment Group ADR	66,265	1,546,625
Wanda Film Holding Co. Ltd. Class A (a)	65,200	112,609
XD, Inc.	30,800	321,642
Zhejiang Daily Digital Culture Group Co. Ltd. Class A	30,400	61,803
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (a)	99,500	67,567
		12,136,517
FINANCIAL SERVICES — 0.0% *
China Common Rich Renewable Energy Investments Ltd. (a) (b) (d)	17,589,376	—
Chong Sing Holdings FinTech Group Ltd. (a) (d)	17,798,900	—
Far East Horizon Ltd.	143,000	126,267
Yeahka Ltd. (a) (b)	19,200	24,678
		150,945
FOOD PRODUCTS — 1.1%
Anjoy Foods Group Co. Ltd. Class A	5,192	51,363
China Feihe Ltd. (c)	429,000	220,554
China Huishan Dairy Holdings Co. Ltd. (a) (d)	2,729,000	—
China Mengniu Dairy Co. Ltd.	426,220	821,719
COFCO Joycome Foods Ltd. (a) (b)	247,000	57,144
Foshan Haitian Flavouring & Food Co. Ltd. Class A	62,473	341,492
Fujian Sunner Development Co. Ltd. Class A	45,800	115,859
Fujian Wanchen Biotechnology Group Co. Ltd. Class A	400	10,186
Guangdong Haid Group Co. Ltd. Class A	25,168	225,182
Health & Happiness H&H International Holdings Ltd. (b)	23,500	39,809
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	13,600	56,233
Henan Shuanghui Investment & Development Co. Ltd. Class A	30,700	106,563
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	72,400	277,110
Security Description	Shares	Value
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	25,749	$66,329
Muyuan Foods Co. Ltd. Class A	57,042	424,169
New Hope Liuhe Co. Ltd. Class A	76,192	104,762
Star Plus Legend Holdings Ltd. Class H (a) (b)	32,500	45,531
Tingyi Cayman Islands Holding Corp.	283,844	380,142
Toly Bread Co. Ltd. Class A	58,080	44,004
Uni-President China Holdings Ltd.	219,400	231,796
Want Want China Holdings Ltd.	603,933	410,622
Weilong Delicious Global Holdings Ltd.	47,800	74,829
Wens Foodstuff Group Co. Ltd. Class A	75,200	196,351
WH Group Ltd. (c)	1,149,683	1,245,672
Yihai International Holding Ltd. (b)	61,000	98,630
Yihai Kerry Arawana Holdings Co. Ltd. Class A	16,700	73,924
		5,719,975
GAS UTILITIES — 0.3%
Beijing Enterprises Holdings Ltd.	59,000	252,216
China Gas Holdings Ltd.	396,337	388,166
China Resources Gas Group Ltd.	128,100	326,655
Chongqing Gas Group Corp. Ltd. Class A	77,800	62,219
ENN Natural Gas Co. Ltd. Class A	29,100	73,409
Kunlun Energy Co. Ltd.	523,400	468,210
		1,570,875
GROUND TRANSPORTATION — 0.4%
ANE Cayman, Inc.	79,000	102,959
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	547,400	393,995
Canggang Railway Ltd. (b)	268,000	29,623
China High Speed Railway Technology Co. Ltd. Class A (a)	324,854	129,898
Daqin Railway Co. Ltd. Class A	140,403	116,027
Full Truck Alliance Co. Ltd. ADR	94,662	1,227,766
Guangshen Railway Co. Ltd. Class H	480,000	154,234
		2,154,502
HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
AK Medical Holdings Ltd. (b) (c)	94,000	66,691
Angelalign Technology, Inc. (b) (c)	9,400	76,114
APT Medical, Inc. Class A	2,014	89,499
Autobio Diagnostics Co. Ltd. Class A	14,200	78,099
Intco Medical Technology Co. Ltd. Class A	24,460	126,085
iRay Group Class A	1,929	31,330
Jafron Biomedical Co. Ltd. Class A	6,055	18,868
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	24,182	132,354
Lifetech Scientific Corp. (a) (b)	286,000	69,107

See accompanying notes to financial statements.
144

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Microport Cardioflow Medtech Corp. (a) (c)	47,000	$8,155
Microport Scientific Corp. (a) (b)	108,811	192,857
Ovctek China, Inc. Class A	15,300	36,815
Qingdao Haier Biomedical Co. Ltd. Class A	6,575	30,110
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	398,000	297,206
Shanghai Conant Optical Co. Ltd. Class H	12,300	65,417
Shanghai MicroPort MedBot Group Co. Ltd. Class H (a)	49,000	181,757
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	13,500	465,361
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	14,600	139,908
Sinocare, Inc. Class A	21,300	59,560
Sonoscape Medical Corp. Class A	14,700	70,908
		2,236,201
HEALTH CARE PROVIDERS & SERVICES — 0.3%
Aier Eye Hospital Group Co. Ltd. Class A	135,845	235,195
Bright Eye Hospital Group Co. Ltd. Class A (a)	5,000	25,676
China Meheco Group Co. Ltd. Class A	25,266	39,526
China Resources Medical Holdings Co. Ltd. (b)	167,000	75,339
ClouDr Group Ltd. (a)	70,500	12,142
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H (b)	6,000	14,043
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	4,900	20,391
Gushengtang Holdings Ltd.	14,000	55,673
Huadong Medicine Co. Ltd. Class A	34,374	200,387
Hygeia Healthcare Holdings Co. Ltd. (a) (b) (c)	47,200	86,812
Jinxin Fertility Group Ltd. (a) (b) (c)	307,500	113,034
Jointown Pharmaceutical Group Co. Ltd. Class A	100,806	68,596
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	102,340	71,363
New Horizon Health Ltd. (a) (b) (c) (d)	47,500	43,163
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	109,100	172,195
Sinopharm Group Co. Ltd. Class H	171,200	403,553
Topchoice Medical Corp. Class A	9,525	58,855
		1,695,943
HEALTH CARE TECHNOLOGY — 0.0% *
Winning Health Technology Group Co. Ltd. Class A	88,400	114,106
Security Description	Shares	Value
Yidu Tech, Inc. (a) (b) (c)	52,100	$44,196
		158,302
HOTELS, RESTAURANTS & LEISURE — 3.9%
Atour Lifestyle Holdings Ltd. ADR (b)	3,809	143,180
China Travel International Investment Hong Kong Ltd. (a) (b)	856,000	183,733
Guming Holdings Ltd. (a) (b)	68,400	196,046
H World Group Ltd.	196,400	782,026
Haichang Ocean Park Holdings Ltd. (a) (b) (c)	531,000	60,741
Haidilao International Holding Ltd. (b) (c)	233,000	401,889
Helens International Holdings Co. Ltd. (b)	69,500	10,719
Jiumaojiu International Holdings Ltd. (b) (c)	141,000	37,876
Meituan Class B (a) (c)	694,681	9,330,390
Mixue Group Class H (a)	2,600	129,793
Nayuki Holdings Ltd. (a)	85,500	13,736
Shanghai Jinjiang International Hotels Co. Ltd. Class A	30,370	98,217
Songcheng Performance Development Co. Ltd. Class A	74,000	90,950
Tongcheng Travel Holdings Ltd.	136,507	403,535
TravelSky Technology Ltd. Class H	142,000	193,826
Trip.com Group Ltd.	72,725	5,570,935
Yum China Holdings, Inc.	49,098	2,107,286
		19,754,878
HOUSEHOLD DURABLES — 0.8%
Beijing Roborock Technology Co. Ltd. Class A	3,400	100,072
Chervon Holdings Ltd.	18,200	49,732
Ecovacs Robotics Co. Ltd. Class A	4,800	72,397
Edifier Technology Co. Ltd. Class A	26,000	51,727
Gree Electric Appliances, Inc. of Zhuhai Class A	64,100	357,220
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	12,000	26,467
Haier Smart Home Co. Ltd. Class A	90,900	323,049
Haier Smart Home Co. Ltd. Class H	294,600	959,483
Hangzhou GreatStar Industrial Co. Ltd.	30,400	131,241
Hangzhou Robam Appliances Co. Ltd. Class A	31,338	83,892
Hisense Home Appliances Group Co. Ltd. Class H	47,000	146,671
Hisense Visual Technology Co. Ltd. Class A	26,600	90,018
Jason Furniture Hangzhou Co. Ltd. Class A	18,440	78,056

See accompanying notes to financial statements.
145

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Joyoung Co. Ltd. Class A	53,754	$70,667
JS Global Lifestyle Co. Ltd. (a) (c)	118,000	28,209
KingClean Electric Co. Ltd. Class A	25,460	80,766
Midea Group Co. Ltd. Class A	32,710	333,461
Midea Group Co. Ltd. Class H	31,000	327,714
Oppein Home Group, Inc. Class A	14,180	106,041
Shenzhen MTC Co. Ltd. Class A	225,700	209,632
Sichuan Changhong Electric Co. Ltd. Class A	107,336	157,674
Skyworth Group Ltd. (a) (b)	249,793	147,685
Zhejiang Supor Co. Ltd. Class A	3,065	20,534
Zhejiang Zhongjian Technology Co. Ltd. Class A	2,500	45,388
		3,997,796
HOUSEHOLD PRODUCTS — 0.0% *
Blue Moon Group Holdings Ltd. (b) (c)	134,000	56,318
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.1%
Beijing Jingneng Clean Energy Co. Ltd. Class H	318,000	103,406
CGN New Energy Holdings Co. Ltd.	154,000	58,588
CGN Power Co. Ltd. Class H (c)	1,675,000	622,172
China Datang Corp. Renewable Power Co. Ltd. Class H (b)	420,000	147,370
China Longyuan Power Group Corp. Ltd. Class H (b)	522,000	557,532
China National Nuclear Power Co. Ltd. Class A	223,200	272,760
China Power International Development Ltd. (b)	615,000	255,315
China Resources Power Holdings Co. Ltd. (b)	278,092	637,649
China Three Gorges Renewables Group Co. Ltd. Class A	322,500	192,304
China Yangtze Power Co. Ltd. Class A	243,600	931,349
Concord New Energy Group Ltd.	710,000	36,046
Datang International Power Generation Co. Ltd. Class H (b)	660,287	190,099
GCL Energy Technology Co. Ltd. Class A	48,300	80,371
GD Power Development Co. Ltd. Class A	211,732	147,940
Guangdong Electric Power Development Co. Ltd. Class A	88,200	56,924
Huadian Power International Corp. Ltd. Class H	402,000	216,490
Huaneng Power International, Inc. Class A	57,096	56,556
Huaneng Power International, Inc. Class H	594,129	413,883
SDIC Power Holdings Co. Ltd. Class A	82,600	151,353
Security Description	Shares	Value
Shanghai Electric Power Co. Ltd. Class A	48,200	$143,097
Shenergy Co. Ltd. Class A	100,774	110,567
Sichuan Chuantou Energy Co. Ltd. Class A	79,718	159,718
Sichuan New Energy Power Co. Ltd. Class A	27,600	40,621
Xinyi Energy Holdings Ltd. (b)	289,745	47,668
Zhejiang Zheneng Electric Power Co. Ltd. Class A	222,016	154,191
		5,783,969
INDUSTRIAL CONGLOMERATES — 0.3%
Beijing Aerospace Changfeng Co. Ltd. Class A (a)	85,300	171,979
China Baoan Group Co. Ltd. Class A	36,500	63,808
CITIC Ltd.	741,000	1,087,633
CITIC Resources Holdings Ltd.	938,000	47,621
		1,371,041
INSURANCE — 3.1%
China Life Insurance Co. Ltd. Class A	35,444	197,127
China Life Insurance Co. Ltd. Class H	998,040	2,834,904
China Pacific Insurance Group Co. Ltd. Class A	84,300	415,385
China Pacific Insurance Group Co. Ltd. Class H	331,400	1,319,569
China Reinsurance Group Corp. Class H	520,000	103,594
China Taiping Insurance Holdings Co. Ltd.	236,891	463,406
New China Life Insurance Co. Ltd. Class A	24,600	211,092
New China Life Insurance Co. Ltd. Class H	127,600	757,032
People's Insurance Co. Group of China Ltd. Class A	127,900	139,790
People's Insurance Co. Group of China Ltd. Class H	966,000	845,517
PICC Property & Casualty Co. Ltd. Class H	910,287	2,054,475
Ping An Insurance Group Co. of China Ltd. Class A	96,294	744,558
Ping An Insurance Group Co. of China Ltd. Class H	829,600	5,656,557
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b) (c)	80,300	181,543
		15,924,549
INTERACTIVE MEDIA & SERVICES — 15.3%
Autohome, Inc. ADR	9,471	270,397
Baidu, Inc. Class A (a)	283,350	4,850,936
Bilibili, Inc. Class Z (a)	33,880	978,028
China Metal Recycling Holdings Ltd. (a) (b) (d)	268,085	—
Hello Group, Inc. ADR	21,645	160,606

See accompanying notes to financial statements.
146

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
JOYY, Inc. ADR	5,871	$344,099
Kanzhun Ltd. ADR (a)	46,531	1,086,964
Kuaishou Technology (b) (c)	348,100	3,785,057
Kunlun Tech Co. Ltd. Class A (a)	14,800	100,897
Meitu, Inc. (b) (c)	402,500	479,561
So-Young International, Inc. ADR (b)	12,700	49,149
Tencent Holdings Ltd.	765,515	65,232,693
Zhihu, Inc. ADR (a)	11,971	60,693
		77,399,080
IT SERVICES — 0.5%
Beijing Teamsun Technology Co. Ltd. Class A	15,900	42,653
Beijing Ultrapower Software Co. Ltd. Class A	23,400	46,850
China TransInfo Technology Co. Ltd. Class A (a)	67,476	109,061
Chinasoft International Ltd. (b)	438,000	355,786
Dawei Technology Guangdong Group Co. Ltd. Class A (a)	7,100	7,312
Digital China Group Co. Ltd. Class A	17,700	111,379
Digital China Holdings Ltd. (b)	144,000	59,781
GDS Holdings Ltd. Class A (a)	138,600	713,985
Hydsoft Technology Co. Ltd. Class A	1,500	11,354
INESA Intelligent Tech, Inc. Class A	36,000	103,494
Isoftstone Information Technology Group Co. Ltd. Class A	14,700	113,745
Kingsoft Cloud Holdings Ltd. (a) (b)	286,000	301,792
Merit Interactive Co. Ltd. Class A (a)	3,900	23,792
Range Intelligent Computing Technology Group Co. Ltd. Class A	6,500	48,654
Shenzhen Forms Syntron Information Co. Ltd. (a)	8,400	44,879
Taiji Computer Corp. Ltd. Class A	16,844	65,368
Vnet Group, Inc. ADR (a) (b)	19,809	204,627
WellCell Holdings Co. Ltd. (a) (b)	44,800	59,308
		2,423,820
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Alpha Group Class A (a)	58,000	73,808
Bloks Group Ltd. (a) (b)	6,000	69,945
Shanghai Yaoji Technology Co. Ltd. Class A	15,100	58,918
Zhejiang Cfmoto Power Co. Ltd. Class A	5,000	188,182
		390,853
LIFE SCIENCES TOOLS & SERVICES — 1.0%
Genscript Biotech Corp. (a) (b)	122,000	262,177
Hangzhou Tigermed Consulting Co. Ltd. Class A	21,600	175,772
Security Description	Shares	Value
Hangzhou Tigermed Consulting Co. Ltd. Class H (b) (c)	4,900	$28,819
Joinn Laboratories China Co. Ltd. Class A	14,729	72,949
Maccura Biotechnology Co. Ltd. Class A	10,000	16,317
Pharmaron Beijing Co. Ltd. Class A	43,100	216,183
Pharmaron Beijing Co. Ltd. Class H (b) (c)	4,950	18,094
Shanghai Medicilon, Inc. Class A (a)	1,679	16,358
WuXi AppTec Co. Ltd. Class A	52,884	831,242
WuXi AppTec Co. Ltd. Class H (b) (c)	33,500	511,086
Wuxi Biologics Cayman, Inc. (a) (c)	465,000	2,449,193
WuXi XDC Cayman, Inc. (a)	16,000	161,020
XtalPi Holdings Ltd. (a) (b)	223,000	407,570
		5,166,780
MACHINERY — 1.9%
Anhui Heli Co. Ltd. Class A	26,200	80,614
Beijing Jingcheng Machinery Electric Co. Ltd. Class A (a)	14,600	24,540
China CSSC Holdings Ltd. Class A	62,700	304,377
China International Marine Containers Group Co. Ltd. Class H	159,990	170,880
CIMC Enric Holdings Ltd.	114,000	117,804
CRRC Corp. Ltd. Class A	429,200	449,831
CRRC Corp. Ltd. Class H	240,000	185,080
Dongguan Yiheda Automation Co. Ltd. Class A	14,600	65,366
EFORT Intelligent Robot Co. Ltd. (a)	2,584	9,158
First Tractor Co. Ltd. Class H (b)	136,000	123,408
Guangdong Topstar Technology Co. Ltd. Class A (a)	2,100	10,542
Haitian International Holdings Ltd.	102,000	281,076
Hangcha Group Co. Ltd. Class A	34,740	140,034
Han's Laser Technology Industry Group Co. Ltd. Class A	33,982	194,097
Hefei Meiya Optoelectronic Technology, Inc. Class A	53,354	151,661
Jiangsu Hengli Hydraulic Co. Ltd. Class A	24,096	323,775
Keda Industrial Group Co. Ltd. Class A	36,100	61,944
Leader Harmonious Drive Systems Co. Ltd. Class A	3,500	88,774
Lonking Holdings Ltd.	619,000	237,086
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	4,900	29,892
Ningbo Deye Technology Co. Ltd. Class A	6,508	73,961
North Industries Group Red Arrow Co. Ltd. Class A (a)	20,400	52,493

See accompanying notes to financial statements.
147

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
RoboTechnik Intelligent Technology Co. Ltd. Class A	1,200	$44,179
RongFa Nuclear Equipment Co. Ltd. Class A (a)	56,800	60,168
SanFeng Intelligent Equipment Group Co. Ltd. Class A (a)	9,700	13,596
Sany Heavy Equipment International Holdings Co. Ltd.	143,000	149,425
Sany Heavy Industry Co. Ltd. Class A	138,496	451,588
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	14,300	118,876
Shannon Semiconductor Technology Co. Ltd. Class A	14,500	185,660
Shenzhen Dobot Corp. Ltd. Class H (a)	4,600	37,720
Shenzhen Envicool Technology Co. Ltd. Class A	8,000	89,772
Shenzhen Inovance Technology Co. Ltd. Class A	33,550	394,556
Siasun Robot & Automation Co. Ltd. Class A (a)	52,600	143,909
Sinotruk Hong Kong Ltd.	72,000	212,472
UBTech Robotics Corp. Ltd. Class H (a)	33,050	654,594
Weichai Power Co. Ltd. Class H	333,680	598,277
Wuxi Lead Intelligent Equipment Co. Ltd. Class A	23,400	204,275
XCMG Construction Machinery Co. Ltd. Class A	240,624	388,245
Xi'an Bright Laser Technologies Co. Ltd. Class A	7,071	75,726
Yangzijiang Shipbuilding Holdings Ltd.	400,300	1,046,394
Yantai Eddie Precision Machinery Co. Ltd. Class A	8,700	22,521
Yutong Bus Co. Ltd. Class A	44,900	171,413
Zhejiang Changsheng Sliding Bearings Co. Ltd. Class A	2,200	27,947
Zhejiang Dingli Machinery Co. Ltd. Class A	13,300	100,057
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	46,420	315,419
Zhuzhou CRRC Times Electric Co. Ltd. Class H	89,700	493,440
ZMJ Group Co. Ltd. Class A	37,214	129,748
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	343,600	321,943
		9,628,313
MARINE — 0.4%
Antong Holdings Co. Ltd. Class A (a)	126,200	63,566
COSCO SHIPPING Holdings Co. Ltd. Class A	41,100	82,691
COSCO SHIPPING Holdings Co. Ltd. Class H (b)	380,577	592,359
Security Description	Shares	Value
COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	87,900	$82,259
Hainan Strait Shipping Co. Ltd. Class A	80,800	115,633
LC Logistics, Inc.	19,400	18,626
Orient Overseas International Ltd.	16,500	267,846
Shanghai Zhonggu Logistics Co. Ltd. Class A	57,000	87,091
SITC International Holdings Co. Ltd.	174,000	670,022
Xingtong Shipping Co. Ltd. Class A	23,700	48,780
		2,028,873
MEDIA — 0.3%
Bluefocus Intelligent Communications Group Co. Ltd. Class A	97,680	93,193
China Literature Ltd. (a) (b) (c)	66,400	336,933
China Publishing & Media Co. Ltd. Class A	40,900	38,677
China Science Publishing & Media Ltd. Class A	14,700	40,300
China South Publishing & Media Group Co. Ltd. Class A	24,538	42,277
COL Group Co. Ltd. Class A (a)	16,200	62,142
Focus Media Information Technology Co. Ltd. Class A	111,400	125,976
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	28,792	42,497
Leo Group Co. Ltd. Class A	56,100	44,393
Mobvista, Inc. (a) (c)	70,000	188,756
NanJi E-Commerce Co. Ltd. Class A	152,800	75,249
People.cn Co. Ltd. Class A	17,200	47,854
Qunabox Group Ltd. (a)	11,200	84,212
Shandong Publishing & Media Co. Ltd. Class A	45,913	49,344
Southern Publishing & Media Co. Ltd. Class A	27,500	50,699
Wasu Media Holding Co. Ltd. Class A	123,100	138,689
Xinhua Winshare Publishing & Media Co. Ltd. Class H	54,000	74,472
Xinhuanet Co. Ltd. Class A	18,970	52,592
		1,588,255
METALS & MINING — 3.3%
Aluminum Corp. of China Ltd. Class H	740,000	767,544
Angang Steel Co. Ltd. Class H (a)	465,435	135,197
Anhui Honglu Steel Construction Group Co. Ltd. Class A	25,630	68,827
Baoshan Iron & Steel Co. Ltd. Class A	254,628	252,577
Chifeng Jilong Gold Mining Co. Ltd. Class H	22,400	87,580
China Gold International Resources Corp. Ltd.	28,500	508,431

See accompanying notes to financial statements.
148

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
China Hongqiao Group Ltd. (b)	312,500	$1,061,160
China Nonferrous Mining Corp. Ltd.	145,000	279,176
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	65,028	440,673
China Rare Earth Resources & Technology Co. Ltd. Class A (a)	19,700	143,036
China Zhongwang Holdings Ltd. (a) (b) (d)	1,029,600	—
Chongqing Iron & Steel Co. Ltd. Class A (a)	562,300	116,761
Citic Pacific Special Steel Group Co. Ltd. Class A	46,400	88,667
CMOC Group Ltd. Class A	291,302	641,670
CMOC Group Ltd. Class H	420,000	846,975
Guangdong HEC Technology Holding Co. Ltd. Class A (a)	78,700	257,055
Guangdong Hongda Holdings Group Co. Ltd. Class A	34,200	211,609
Guocheng Mining Co. Ltd. Class A (a)	47,900	100,808
Hangzhou Iron & Steel Co. Class A (a)	13,700	19,164
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	43,000	120,721
Hunan Valin Steel Co. Ltd. Class A	106,454	96,934
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	831,164	277,545
Inner Mongolia ERDOS Resources Co. Ltd. Class A	41,020	58,589
JCHX Mining Management Co. Ltd. Class A	14,500	141,879
Jiangxi Copper Co. Ltd. Class H	199,000	780,101
Jinduicheng Molybdenum Co. Ltd. Class A	57,000	123,558
Lingbao Gold Group Co. Ltd. Class H	87,000	206,307
Maanshan Iron & Steel Co. Ltd. Class A (a)	373,700	209,726
Maanshan Iron & Steel Co. Ltd. Class H (a)	84,000	28,826
MMG Ltd. (a)	752,000	652,409
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	235,000	101,222
Shandong Gold Mining Co. Ltd. Class A	105,620	582,826
Shandong Nanshan Aluminum Co. Ltd. Class A	178,300	99,064
Shanjin International Gold Co. Ltd. Class A	46,700	149,586
Shanxi Meijin Energy Co. Ltd. Class A (a)	121,400	80,395
Shanxi Taigang Stainless Steel Co. Ltd. Class A (a)	103,600	58,142
Shenghe Resources Holding Co. Ltd. Class A	34,400	111,250
Security Description	Shares	Value
Shougang Fushan Resources Group Ltd.	495,136	$180,734
Sinomine Resource Group Co. Ltd. Class A	6,620	45,976
Tiangong International Co. Ltd. (b)	90,000	30,770
Tianshan Aluminum Group Co. Ltd. Class A	71,100	115,617
Wanguo Gold Group Ltd.	22,000	109,881
Western Superconducting Technologies Co. Ltd. Class A	9,824	89,716
Xiamen Tungsten Co. Ltd. Class A	66,700	277,004
Xinxing Ductile Iron Pipes Co. Ltd. Class A	170,306	91,994
Xizang Zhufeng Resources Co. Ltd. Class A	16,360	30,896
YongXing Special Materials Technology Co. Ltd. Class A	4,770	25,940
Youngy Co. Ltd. Class A	4,711	25,996
Yunnan Aluminium Co. Ltd. Class A	49,750	143,790
Zhaojin Mining Industry Co. Ltd. Class H	215,000	863,825
Zhejiang Hailiang Co. Ltd. Class A	99,500	181,483
Zhongjin Gold Corp. Ltd. Class A	81,872	251,909
Zijin Mining Group Co. Ltd. Class A	203,212	839,375
Zijin Mining Group Co. Ltd. Class H (b)	796,750	3,338,395
		16,549,291
OIL, GAS & CONSUMABLE FUELS — 2.1%
CGN Mining Co. Ltd. (b)	420,000	170,043
China Coal Energy Co. Ltd. Class H (b)	358,013	427,477
China Merchants Energy Shipping Co. Ltd. Class A	128,200	159,724
China Petroleum & Chemical Corp. Class A	388,992	288,712
China Petroleum & Chemical Corp. Class H	3,012,640	1,568,196
China Shenhua Energy Co. Ltd. Class A	73,342	396,171
China Shenhua Energy Co. Ltd. Class H (b)	447,200	2,138,173
China Suntien Green Energy Corp. Ltd. Class H	333,000	181,899
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (b)	243,800	282,643
Guanghui Energy Co. Ltd. Class A	132,376	93,607
Guizhou Panjiang Refined Coal Co. Ltd. Class A	103,731	78,445
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	44,000	139,333
Jizhong Energy Resources Co. Ltd. Class A	121,340	100,274
Oriental Energy Co. Ltd. Class A (a)	70,400	85,044

See accompanying notes to financial statements.
149

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
PetroChina Co. Ltd. Class A	382,284	$432,305
PetroChina Co. Ltd. Class H	2,676,930	2,435,950
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	46,700	51,631
Shaanxi Coal Industry Co. Ltd. Class A	120,500	338,132
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	68,798	71,140
Shanxi Coking Coal Energy Group Co. Ltd. Class A	66,496	64,841
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	53,178	106,245
Sinopec Kantons Holdings Ltd.	298,000	168,526
United Energy Group Ltd. (b)	1,232,000	83,924
Yankuang Energy Group Co. Ltd. Class A	45,790	85,510
Yankuang Energy Group Co. Ltd. Class H (b)	379,304	496,287
		10,444,232
PAPER & FOREST PRODUCTS — 0.1%
Lee & Man Paper Manufacturing Ltd. (b)	382,000	138,946
Nine Dragons Paper Holdings Ltd. (a) (b)	316,000	222,976
		361,922
PERSONAL CARE PRODUCTS — 0.1%
Bloomage Biotechnology Corp. Ltd. Class A	3,863	30,037
By-health Co. Ltd. Class A	36,100	58,399
Giant Biogene Holding Co. Ltd. (c)	58,400	424,091
Hengan International Group Co. Ltd.	26,500	86,512
Mao Geping Cosmetics Co. Ltd. Class H (b)	1,900	25,324
Yatsen Holding Ltd. ADR (a)	5,876	53,237
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	4,800	30,360
		707,960
PHARMACEUTICALS — 1.9%
Antengene Corp. Ltd. (a) (c)	58,000	50,021
ApicHope Pharmaceutical Group Co. Ltd. (a)	5,900	49,196
Asymchem Laboratories Tianjin Co. Ltd. Class A	12,200	194,621
Beijing Tong Ren Tang Co. Ltd. Class A	19,194	91,615
Belite Bio, Inc. ADR (a) (b)	1,377	101,898
BGM Group Ltd. (a) (b)	4,800	49,152
Changchun High-Tech Industry Group Co. Ltd. Class A	4,798	87,513
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	34,080	177,061
China Animal Healthcare Ltd. (a) (d)	763,600	—
Security Description	Shares	Value
China Medical System Holdings Ltd. (b)	188,300	$338,584
China Resources Pharmaceutical Group Ltd. (b) (c)	286,000	176,811
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	31,320	123,436
China Shineway Pharmaceutical Group Ltd.	112,000	120,487
Chongqing Taiji Industry Group Co. Ltd. Class A (a)	13,200	40,522
Consun Pharmaceutical Group Ltd.	143,000	313,922
CSPC Innovation Pharmaceutical Co. Ltd. Class A	2,200	14,174
CSPC Pharmaceutical Group Ltd.	1,112,240	1,339,480
Dong-E-E-Jiao Co. Ltd. Class A	14,592	97,043
Hansoh Pharmaceutical Group Co. Ltd. (b) (c)	118,000	546,897
Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A (a)	5,400	34,510
Hua Medicine (a) (c)	92,500	51,360
Humanwell Healthcare Group Co. Ltd. Class A	44,070	130,341
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	76,578	768,745
Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	22,100	84,339
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	91,504	160,223
Livzon Pharmaceutical Group, Inc. Class A	26,638	143,703
Luye Pharma Group Ltd. (a) (b) (c)	351,000	153,837
Ocumension Therapeutics (a) (b) (c)	71,500	77,286
Regencell Bioscience Holdings Ltd. (a)	3,700	57,165
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	24,400	53,131
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	43,100	180,445
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	48,500	160,703
Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	6,699	61,779
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	55,724	93,507
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	37,000	313,291
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A (a)	25,700	57,296
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	34,766	179,161
Sihuan Pharmaceutical Holdings Group Ltd. (b)	409,000	84,634

See accompanying notes to financial statements.
150

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Simcere Pharmaceutical Group Ltd. (c)	141,000	$228,343
Sino Biopharmaceutical Ltd.	1,472,250	1,540,296
SSY Group Ltd. (b)	284,332	106,710
Structure Therapeutics, Inc. ADR (a)	6,717	188,076
Sunshine Lake Pharma Co. Ltd. (a) (b)	18,030	114,941
Tong Ren Tang Technologies Co. Ltd. Class H (b)	143,000	87,487
United Laboratories International Holdings Ltd. (b)	142,000	274,130
Yifan Pharmaceutical Co. Ltd. Class A	64,800	126,102
Yunnan Baiyao Group Co. Ltd. Class A	20,669	164,571
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	5,500	151,857
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	45,246	134,518
		9,874,920
PROFESSIONAL SERVICES — 0.0% *
FESCO Group Co. Ltd. Class A	25,000	65,978
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.0%
A-Living Smart City Services Co. Ltd. Class H (b) (c)	151,750	57,537
Beijing Capital Development Co. Ltd. Class A (a)	89,500	93,928
Beijing North Star Co. Ltd. Class A (a)	379,800	101,779
C&D International Investment Group Ltd. (b)	84,021	193,195
China Green Electricity Investment of Tianjin Co. Ltd. Class A	27,600	35,239
China Jinmao Holdings Group Ltd.	1,048,718	208,924
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	126,941	181,131
China Overseas Grand Oceans Group Ltd. (b)	234,557	75,066
China Overseas Land & Investment Ltd.	477,362	881,050
China Overseas Property Holdings Ltd.	242,620	157,165
China Resources Land Ltd.	392,055	1,530,851
China Resources Mixc Lifestyle Services Ltd. (c)	104,400	554,714
China Vanke Co. Ltd. Class A (a)	143,410	138,633
China Vanke Co. Ltd. Class H (a) (b)	300,964	215,461
Country Garden Holdings Co. Ltd. (a)	554,000	42,723
Country Garden Services Holdings Co. Ltd.	331,000	281,208
Evergrande Property Services Group Ltd. (a) (c)	438,000	66,428
Gemdale Corp. Class A (a)	111,840	68,101
Security Description	Shares	Value
Grandjoy Holdings Group Co. Ltd. Class A (a)	177,800	$82,322
Greentown China Holdings Ltd. (b)	165,500	202,078
Greentown Service Group Co. Ltd.	286,000	184,163
Guangdong Hong Kong Greater Bay Area Holdings Ltd. (a)	72,000	55,987
Hainan Airport Infrastructure Co. Ltd. Class A	190,100	110,954
Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	48,300	85,047
Hopson Development Holdings Ltd. (a)	156,377	69,341
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (a) (d)	212,600	8,352
KE Holdings, Inc. ADR	93,727	1,780,813
Longfor Group Holdings Ltd. (b) (c)	263,549	402,417
Poly Developments & Holdings Group Co. Ltd. Class A	148,860	164,161
Poly Property Group Co. Ltd. (b)	560,784	126,134
Poly Property Services Co. Ltd. Class H	9,600	42,963
Red Star Macalline Group Corp. Ltd. Class A (a)	129,560	50,898
RiseSun Real Estate Development Co. Ltd. Class A (a)	145,000	32,754
Seazen Group Ltd. (a)	527,809	173,666
Seazen Holdings Co. Ltd. Class A (a)	47,400	108,069
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	87,900	136,769
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	84,100	101,948
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	23,700	182,719
Shenzhen Investment Ltd. (a) (b)	642,565	73,503
Shenzhen New Nanshan Holding Group Co. Ltd. Class A (a)	88,000	35,559
Shenzhen Overseas Chinese Town Co. Ltd. Class A (a)	193,100	71,795
Shoucheng Holdings Ltd. (b)	288,000	93,280
Sino-Ocean Group Holding Ltd. (a) (b)	1,186,712	24,404
SOHO China Ltd. (a)	322,500	22,383
Sunac China Holdings Ltd. (a) (b)	707,000	154,478
Sunac Services Holdings Ltd. (b) (c)	183,000	38,574
Xiangcai Co. Ltd. Class A (a)	68,400	126,485
Yango Group Co. Ltd. Class A (a) (d)	477,900	—
Yanlord Land Group Ltd. (a)	182,700	104,870
Yuexiu Property Co. Ltd. (b)	234,900	157,296
Zhongtian Financial Group Co. Ltd. Class A (a) (d)	1,031,300	28,939
		9,916,254

See accompanying notes to financial statements.
151

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
3peak, Inc. Class A (a)	1,585	$38,548
ACM Research Shanghai, Inc. Class A	3,467	98,162
Advanced Micro-Fabrication Equipment, Inc. China Class A	9,012	378,048
Amlogic Shanghai Co. Ltd. Class A (a)	7,986	124,573
ASR Microelectronics Co. Ltd. Class A (a)	3,609	55,952
Bestechnic Shanghai Co. Ltd. Class A	1,221	50,965
Black Sesame International Holding Ltd. (a)	20,300	54,061
Cambricon Technologies Corp. Ltd. Class A (a)	4,593	853,849
China Resources Microelectronics Ltd. Class A	12,202	95,101
Daqo New Energy Corp. ADR (a)	8,228	231,454
Dosilicon Co. Ltd. Class A (a)	4,250	63,743
Flat Glass Group Co. Ltd. Class A	26,940	65,201
Flat Glass Group Co. Ltd. Class H (b)	47,000	68,624
GalaxyCore, Inc. Class A	40,574	102,184
GCL Technology Holdings Ltd. (a) (b)	2,801,000	471,609
GigaDevice Semiconductor, Inc. Class A	12,225	365,855
Hainan Drinda New Energy Technology Co. Ltd. Class A (a)	4,800	28,575
Hangzhou Chang Chuan Technology Co. Ltd. Class A	14,600	204,065
Hangzhou First Applied Material Co. Ltd. Class A	35,349	77,866
Hangzhou Lion Microelectronics Co. Ltd. Class A (a)	14,600	66,861
Hangzhou Silan Microelectronics Co. Ltd. Class A	15,278	67,393
Henan Shijia Photons Technology Co. Ltd. Class A	7,225	72,276
Hongyuan Green Energy Co. Ltd. Class A (a)	4,724	14,515
Hua Hong Semiconductor Ltd. Class H (a) (b) (c)	80,000	822,580
Hwatsing Technology Co. Ltd. Class A	5,430	125,857
Hygon Information Technology Co. Ltd. Class A	20,985	743,723
Ingenic Semiconductor Co. Ltd. Class A	4,900	61,193
InnoScience Suzhou Technology Holding Co. Ltd. Class H (a)	5,900	66,542
JA Solar Technology Co. Ltd. Class A (a)	46,978	86,608
JCET Group Co. Ltd. Class A	26,834	165,995
Jiangsu Pacific Quartz Co. Ltd. Class A	4,900	27,830
Security Description	Shares	Value
Jinko Solar Co. Ltd. Class A (a)	83,817	$65,385
JinkoSolar Holding Co. Ltd. ADR (b)	5,469	131,420
Kingsemi Co. Ltd. Class A	3,801	79,461
Konfoong Materials International Co. Ltd. Class A	4,700	67,196
LONGi Green Energy Technology Co. Ltd. Class A (a)	100,990	255,047
Loongson Technology Corp. Ltd. Class A (a)	6,018	133,238
Montage Technology Co. Ltd. Class A	18,950	411,575
National Silicon Industry Group Co. Ltd. Class A (a)	39,478	142,904
Nations Technologies, Inc. Class A (a)	1,300	4,483
NAURA Technology Group Co. Ltd. Class A	6,082	386,011
OmniVision Integrated Circuits Group, Inc. Class A	14,140	299,905
Piotech, Inc. Class A	3,662	133,678
Productive Technologies Co. Ltd. (a)	472,000	16,986
Qingdao Gaoce Technology Co. Ltd. Class A	18,952	26,750
Risen Energy Co. Ltd. Class A (a)	20,600	30,261
Rockchip Electronics Co. Ltd. Class A	6,600	208,860
Sanan Optoelectronics Co. Ltd. Class A	64,734	141,504
SG Micro Corp. Class A	11,272	131,723
Shanghai Aiko Solar Energy Co. Ltd. Class A (a)	26,600	61,691
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	9,299	86,957
Shanghai Fudan Microelectronics Group Co. Ltd. Class H (b)	48,000	280,829
Shenzhen Goodix Technology Co. Ltd. Class A	9,400	108,951
Shenzhen SC New Energy Technology Corp. Class A	4,800	67,831
StarPower Semiconductor Ltd. Class A	8,860	136,740
Suzhou Centec Communications Co. Ltd. Class A (a)	2,567	45,567
Suzhou Maxwell Technologies Co. Ltd. Class A	4,734	65,988
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (a)	69,050	87,676
Tianshui Huatian Technology Co. Ltd. Class A	46,100	76,193
TongFu Microelectronics Co. Ltd. Class A	33,300	187,679
Tongwei Co. Ltd. Class A (a)	64,200	200,777
Trina Solar Co. Ltd. Class A (a)	30,380	74,038
Unigroup Guoxin Microelectronics Co. Ltd. Class A	14,395	182,396

See accompanying notes to financial statements.
152

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Vanchip Tianjin Technology Co. Ltd. Class A (a)	6,316	$31,370
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	9,439	242,352
Wuhan Dr. Laser Technology Corp. Ltd. Class A	4,840	49,511
Wuxi Autowell Technology Co. Ltd. Class A	3,741	26,291
Xinjiang Daqo New Energy Co. Ltd. Class A (a)	15,289	61,629
Xinyi Solar Holdings Ltd. (b)	671,162	296,745
Yuanjie Semiconductor Technology Co. Ltd. Class A	936	56,338
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	24,000	153,245
		10,996,989
SOFTWARE — 1.3%
360 Security Technology, Inc. Class A	91,700	145,513
Agora, Inc. ADR (a)	9,856	37,650
AInnovation Technology Group Co. Ltd. Class H (a) (c)	31,400	33,335
Beijing E-Hualu Information Technology Co. Ltd. Class A (a)	15,000	45,816
Beijing Fourth Paradigm Technology Co. Ltd. Class H (a)	33,300	296,817
Beijing Kingsoft Office Software, Inc. Class A	5,792	257,200
Beijing Shiji Information Technology Co. Ltd. Class A	57,722	86,574
CETC Cyberspace Security Technology Co. Ltd. Class A	31,632	77,356
China National Software & Service Co. Ltd. Class A (a)	15,100	105,400
Dmall, Inc. (a)	17,100	21,868
Doushen Beijing Education & Technology, Inc. Class A (a)	1,100	1,278
Empyrean Technology Co. Ltd. Class A	4,800	85,058
Genimous Technology Co. Ltd. Class A (a)	73,200	100,854
GL-Carlink Technology Holding Ltd. (a)	5,500	8,490
Horizon Robotics (a) (b)	1,217,400	1,498,984
Hundsun Technologies, Inc. Class A	29,763	144,151
Iflytek Co. Ltd. Class A	33,788	265,709
Jiangsu Hoperun Software Co. Ltd. Class A (a)	15,700	133,488
Kingdee International Software Group Co. Ltd. (a)	420,000	945,761
Linklogis, Inc. Class B (c)	148,500	65,275
Marketingforce Management Ltd. (a)	6,700	45,124
Mercurity Fintech Holding, Inc. (a) (b)	5,800	142,564
Security Description	Shares	Value
Ming Yuan Cloud Group Holdings Ltd.	143,000	$67,820
NavInfo Co. Ltd. Class A (a)	75,800	101,564
Newborn Town, Inc. (a)	52,000	87,219
Newland Digital Technology Co. Ltd. Class A	14,590	60,510
Pony AI, Inc. ADR (a) (b)	19,246	432,842
Qi An Xin Technology Group, Inc. Class A (a)	14,387	72,789
Sangfor Technologies, Inc. Class A	10,100	177,842
Shanghai Baosight Software Co. Ltd. Class A	56,485	184,020
Shanghai Stonehill Technology Co. Ltd. Class A (a)	41,200	45,435
Shenzhen Fortune Trend Technology Co. Ltd. Class A	4,716	106,847
Shenzhen Infogem Technologies Co. Ltd. Class A (a)	5,200	38,040
Shenzhen Intellifusion Technologies Co. Ltd. Class A (a)	4,004	49,706
Shenzhen Ysstech Info-tech Co. Ltd. Class A (a)	6,000	18,301
Thunder Software Technology Co. Ltd. Class A	8,400	91,550
Topsec Technologies Group, Inc. Class A	76,486	105,059
Tuya, Inc. ADR	26,422	65,262
Venustech Group, Inc. Class A (a)	27,000	59,247
Weimob, Inc. (a) (b) (c)	272,000	98,936
Yonyou Network Technology Co. Ltd. Class A (a)	56,440	123,691
		6,530,945
SPECIALTY RETAIL — 0.9%
ATRenew, Inc. ADR (a)	25,937	119,310
Beijing Caishikou Department Store Co. Ltd. Class A	53,700	106,158
China Meidong Auto Holdings Ltd.	96,000	24,801
China Tourism Group Duty Free Corp. Ltd. Class A	26,800	269,113
China Tourism Group Duty Free Corp. Ltd. Class H (b) (c)	14,300	121,213
China Yongda Automobiles Services Holdings Ltd.	167,000	40,997
EEKA Fashion Holdings Ltd.	22,500	21,834
HLA Group Corp. Ltd. Class A	93,428	84,810
Pop Mart International Group Ltd. (c)	86,400	2,962,768
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	144,729	116,962
Topsports International Holdings Ltd. (c)	327,000	132,811
XXF Group Holdings Ltd. (a) (b)	97,500	137,220
Zhongsheng Group Holdings Ltd.	118,000	221,125
		4,359,122

See accompanying notes to financial statements.
153

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.5%
Anker Innovations Technology Co. Ltd. Class A	4,760	$81,297
Canaan, Inc. ADR (a) (b)	35,817	31,576
China Greatwall Technology Group Co. Ltd. Class A (a)	64,600	153,538
Founder Technology Group Corp. Class A (a)	29,900	47,656
Hengbao Co. Ltd. Class A	13,300	39,877
IEIT Systems Co. Ltd. Class A	24,040	251,011
Legend Holdings Corp. Class H (a) (c)	56,700	83,442
Lenovo Group Ltd.	884,000	1,312,298
Ninestar Corp. Class A (a)	17,800	58,614
Sharetronic Data Technology Co. Ltd. Class A	2,100	53,621
Shenzhen Longsys Electronics Co. Ltd. Class A	5,000	124,891
Shenzhen Transsion Holdings Co. Ltd. Class A	15,954	210,858
Tsinghua Tongfang Co. Ltd. Class A (a)	78,900	89,777
Xiaomi Corp. Class B (a) (c)	2,174,400	15,091,461
		17,629,917
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
361 Degrees International Ltd.	143,000	115,056
ANTA Sports Products Ltd.	155,600	1,869,904
Biem.L.Fdlkk Garment Co. Ltd. Class A	16,800	37,313
Bosideng International Holdings Ltd.	502,000	299,378
China Dongxiang Group Co. Ltd.	1,151,000	76,927
Lao Feng Xiang Co. Ltd. Class A	17,900	125,773
Laopu Gold Co. Ltd. Class H (b)	6,800	622,281
Li Ning Co. Ltd.	336,707	763,394
Shenzhou International Group Holdings Ltd.	109,300	866,067
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (a)	800	2,562
Star Shine Holdings Group Ltd. (a)	67,500	78,514
Xtep International Holdings Ltd.	212,746	159,688
Zhejiang Semir Garment Co. Ltd. Class A	109,000	86,253
		5,103,110
TOBACCO — 0.2%
RLX Technology, Inc. ADR	110,500	290,615
Smoore International Holdings Ltd. (b) (c)	274,000	620,870
		911,485
TRADING COMPANIES & DISTRIBUTORS — 0.1%
Beijing United Information Technology Co. Ltd. Class A	5,200	21,099
Bohai Leasing Co. Ltd. Class A (a)	313,000	154,142
COSCO SHIPPING Development Co. Ltd. Class H	675,500	98,976
Security Description	Shares	Value
Huitongda Network Co. Ltd. Class H (a) (c)	14,500	$30,564
Jiangsu Guotai International Group Co. Ltd. Class A	110,098	141,187
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	70,200	109,130
Shanxi Coal International Energy Group Co. Ltd. Class A	35,400	48,625
Xiamen C & D, Inc. Class A	82,264	118,420
ZKH Group Ltd. ADR (a)	10,248	29,207
		751,350
TRANSPORTATION INFRASTRUCTURE — 0.5%
Anhui Expressway Co. Ltd. Class H	94,000	138,214
Beijing Capital International Airport Co. Ltd. Class H (a) (b)	325,939	116,461
China Merchants Port Holdings Co. Ltd.	193,185	361,769
COSCO SHIPPING International Hong Kong Co. Ltd.	210,000	156,277
COSCO SHIPPING Ports Ltd.	149,544	109,365
Guangzhou Baiyun International Airport Co. Ltd. Class A	57,390	76,333
Hainan Meilan International Airport Co. Ltd. Class H (a) (b)	47,000	63,731
Jiangsu Expressway Co. Ltd. Class H	250,795	290,753
Qingdao Port International Co. Ltd. Class H (c)	189,000	175,144
Shanghai International Airport Co. Ltd. Class A	33,500	149,888
Shanghai International Port Group Co. Ltd. Class A	233,278	178,377
Shenzhen Expressway Corp. Ltd. Class H (b)	104,000	98,514
Shenzhen International Holdings Ltd. (b)	278,436	279,495
Sichuan Expressway Co. Ltd. Class H (b)	288,000	169,534
Yuexiu Transport Infrastructure Ltd.	94,000	55,334
Zhejiang Expressway Co. Ltd. Class H	285,400	263,743
		2,682,932
WATER UTILITIES — 0.2%
Beijing Enterprises Water Group Ltd. (b)	662,000	203,354
Chengdu Xingrong Environment Co. Ltd. Class A	56,606	52,894
China Water Affairs Group Ltd. (b)	100,000	76,217
Chongqing Water Group Co. Ltd. Class A	45,700	29,751
Guangdong Investment Ltd.	418,000	379,834
Luenmei Quantum Co. Ltd. Class A	49,100	62,345
		804,395

See accompanying notes to financial statements.
154

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
China United Network Communications Ltd. Class A	350,406	$270,398
TOTAL COMMON STOCKS (Cost $568,434,869)		501,591,167
RIGHTS — 0.0%
PHARMACEUTICALS — 0.0%
Sihuan Pharmaceutical Holdings Group Ltd. (expiring 10/09/25) (a) (d) (Cost $0)	149	—
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (e) (f)	1,209,414	1,209,414
State Street Navigator Securities Lending Portfolio II (g) (h)	4,254,739	4,254,739
TOTAL SHORT-TERM INVESTMENTS (Cost $5,464,153)		5,464,153
TOTAL INVESTMENTS — 100.1% (Cost $573,899,022)		507,055,320
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(600,697)
NET ASSETS — 100.0%		$506,454,623

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 11.8% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the securities is $80,454, representing less than 0.05% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI China A 50 Connect Index (long)	21	10/17/2025	$1,360,750	$1,380,160	$19,410
MSCI China Net Total Return USD Index (long)	110	12/19/2025	3,888,115	3,994,496	106,381
					$125,791

During the year ended September 30, 2025, the average notional value related to futures contracts was $3,082,344.
See accompanying notes to financial statements.
155

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$501,331,561	$179,152	$80,454	$501,591,167
Rights	—	—	0(a)	0
Short-Term Investments	5,464,153	—	—	5,464,153
TOTAL INVESTMENTS	$506,795,714	$179,152	$80,454	$507,055,320
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$125,791	$—	$—	$125,791
TOTAL OTHER FINANCIAL INSTRUMENTS:	$125,791	$—	$—	$125,791
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2025.

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,460,291	$1,460,291	$61,014,076	$61,264,953	$—	$—	1,209,414	$1,209,414	$50,349
State Street Navigator Securities Lending Portfolio II	8,351,303	8,351,303	77,774,880	81,871,444	—	—	4,254,739	4,254,739	212,031
Total		$9,811,594	$138,788,956	$143,136,397	$—	$—		$5,464,153	$262,380
See accompanying notes to financial statements.
156

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 9.7%
BHP Group Ltd.	5,902,868	$166,382,663
Fortescue Ltd. (a)	1,981,236	24,528,032
Glencore PLC (b)	11,343,936	52,168,385
Northern Star Resources Ltd. (a)	1,623,386	25,531,078
Rio Tinto Ltd. (a)	434,002	35,100,068
Woodside Energy Group Ltd. (a)	1,401,074	21,384,772
		325,094,998
AUSTRIA — 1.1%
Mondi PLC	2,770,753	38,196,497
BRAZIL — 6.0%
Petroleo Brasileiro SA - Petrobras ADR	1,363,719	17,264,682
Suzano SA ADR (a)	4,363,547	41,017,342
Vale SA ADR (a)	4,186,319	45,463,424
Wheaton Precious Metals Corp.	529,709	59,290,556
Yara International ASA	1,024,352	37,430,971
		200,466,975
CANADA — 17.9%
Agnico Eagle Mines Ltd.	588,664	99,168,350
Barrick Mining Corp. (c)	1,922,270	63,150,037
Barrick Mining Corp. (a) (c)	84,486	2,768,606
Cameco Corp.	320,600	26,912,520
Canadian Natural Resources Ltd.	1,539,766	49,245,068
Cenovus Energy, Inc.	935,140	15,881,384
Franco-Nevada Corp.	224,769	50,040,745
Imperial Oil Ltd.	115,641	10,487,809
Kinross Gold Corp.	1,438,500	35,709,207
Nutrien Ltd. (a) (c)	2,377,767	139,668,605
Nutrien Ltd. (a) (c)	399,333	23,444,840
Suncor Energy, Inc.	902,751	37,786,559
Teck Resources Ltd. Class B	517,179	22,692,093
West Fraser Timber Co. Ltd. (a)	359,104	24,417,730
		601,373,553
CHILE — 0.4%
Antofagasta PLC	401,598	14,873,283
CHINA — 2.2%
China Hongqiao Group Ltd.	2,595,000	8,811,873
Wilmar International Ltd. (a)	16,479,919	36,431,717
Zijin Mining Group Co. Ltd. Class H	7,006,000	29,355,252
		74,598,842
COLOMBIA — 0.1%
Ecopetrol SA ADR (a)	180,819	1,665,343
CONGO — 0.3%
Ivanhoe Mines Ltd. Class A (a) (b)	834,400	8,851,333
FINLAND — 4.0%
Stora Enso OYJ Class R (a)	3,847,415	42,205,364
Security Description	Shares	Value
UPM-Kymmene OYJ (a)	3,316,143	$90,670,793
		132,876,157
FRANCE — 3.0%
TotalEnergies SE	1,670,879	101,560,600
INDIA — 2.3%
Reliance Industries Ltd. GDR (d)	1,270,247	77,485,067
ISRAEL — 0.8%
ICL Group Ltd.	4,543,966	28,472,861
ITALY — 0.8%
Eni SpA	1,529,939	26,724,281
JAPAN — 1.8%
Nippon Steel Corp. (a)	6,285,500	25,940,429
Oji Holdings Corp. (a)	5,992,900	32,828,358
		58,768,787
LUXEMBOURG — 0.6%
ArcelorMittal SA	529,763	19,035,175
MEXICO — 0.4%
Southern Copper Corp. (a)	104,023	12,624,231
NORWAY — 0.7%
Equinor ASA	573,161	13,981,778
Norsk Hydro ASA	1,541,929	10,446,632
		24,428,410
RUSSIA — 0.0%
Gazprom PJSC ADR (b) (e)	17,193	—
LUKOIL PJSC (b) (e)	173,497	—
Polyus PJSC GDR (b) (e)	77,132	—
Rosneft Oil Co. PJSC (b) (e)	1,071,162	—
Severstal PAO GDR (b) (e)	225,918	—
		—
SOUTH AFRICA — 2.8%
Anglo American PLC	1,375,345	51,565,902
Gold Fields Ltd. ADR (a)	1,045,930	43,887,223
		95,453,125
SOUTH KOREA — 0.5%
POSCO Holdings, Inc. ADR (a)	339,105	16,687,357
SPAIN — 0.4%
Repsol SA	848,328	15,016,569
SWEDEN — 1.5%
Svenska Cellulosa AB SCA Class B	3,731,480	49,335,949
SWITZERLAND — 0.7%
SIG Group AG	2,166,694	22,343,649
UNITED KINGDOM — 1.0%
Anglogold Ashanti PLC (a)	500,400	35,193,132
UNITED STATES — 39.7%
Amcor PLC	3,681,559	30,115,153
Archer-Daniels-Midland Co.	770,446	46,026,444
Avery Dennison Corp.	125,036	20,277,088
Baker Hughes Co.	313,739	15,285,364

See accompanying notes to financial statements.
157

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
BP PLC	11,742,746	$67,305,428
Bunge Global SA	214,903	17,460,869
CF Industries Holdings, Inc.	260,704	23,385,149
Chevron Corp.	609,845	94,702,830
ConocoPhillips	401,038	37,934,184
Corteva, Inc.	1,095,714	74,103,138
Coterra Energy, Inc.	242,358	5,731,767
Darling Ingredients, Inc. (b)	252,924	7,807,764
Devon Energy Corp.	203,367	7,130,047
Diamondback Energy, Inc.	59,183	8,469,087
EOG Resources, Inc.	174,021	19,511,234
EQT Corp.	189,600	10,319,928
Exxon Mobil Corp.	1,370,238	154,494,334
FMC Corp. (a)	199,760	6,717,929
Freeport-McMoRan, Inc.	1,679,407	65,866,342
Graphic Packaging Holding Co.	482,551	9,443,523
Halliburton Co.	272,190	6,695,874
Ingredion, Inc.	102,852	12,559,258
International Paper Co.	846,781	39,290,638
Louisiana-Pacific Corp.	99,012	8,796,226
Marathon Petroleum Corp.	97,312	18,755,915
Mosaic Co.	507,301	17,593,199
Newmont Corp.	1,300,823	109,672,387
Nucor Corp.	269,460	36,492,968
Occidental Petroleum Corp.	224,419	10,603,798
Packaging Corp. of America	143,490	31,270,776
Phillips 66 Co.	129,009	17,547,804
Reliance, Inc.	61,673	17,319,629
Schlumberger NV	475,307	16,336,302
Scotts Miracle-Gro Co.	69,232	3,942,762
Sealed Air Corp. (a)	235,100	8,310,785
Shell PLC	4,398,959	156,728,356
Smurfit WestRock PLC	796,498	33,906,920
Steel Dynamics, Inc.	161,695	22,545,134
Valero Energy Corp.	99,155	16,882,130
Weyerhaeuser Co. REIT	1,165,443	28,891,332
		1,336,229,795
ZAMBIA — 0.5%
First Quantum Minerals Ltd. (b)	786,491	17,794,119
TOTAL COMMON STOCKS (Cost $3,330,572,402)		3,335,150,088
SHORT-TERM INVESTMENTS — 5.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (f) (g)	10,124,885	10,124,885
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	187,739,141	$187,739,141
TOTAL SHORT-TERM INVESTMENTS (Cost $197,864,026)		197,864,026
TOTAL INVESTMENTS — 105.1% (Cost $3,528,436,428)		3,533,014,114
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.1)%		(170,495,698)
NET ASSETS — 100.0%		$3,362,518,416
(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.3% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	The rate shown is the annualized seven-day yield at September 30, 2025.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector Index (long)	68	12/19/2025	$6,315,772	$6,412,542	$96,770
See accompanying notes to financial statements.
158

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Material Select Sector Index (long)	41	12/19/2025	4,007,340	3,928,620	(78,720)
FTSE 100 Index (long)	38	12/19/2025	4,777,983	4,812,642	34,659
S&P/TSX 60 Index (long)	21	12/18/2025	5,226,073	5,351,272	125,199
SFE S&P ASX Share Price Index 200 (long)	44	12/18/2025	6,456,973	6,468,637	11,664
					$189,572

During the year ended September 30, 2025, the average notional value related to futures contracts was $25,158,178.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,335,150,088	$—	$0(a)	$3,335,150,088
Short-Term Investments	197,864,026	—	—	197,864,026
TOTAL INVESTMENTS	$3,533,014,114	$—	$0	$3,533,014,114
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$268,292	$—	$—	$268,292
Futures Contracts - Unrealized Depreciation	(78,720)	—	—	(78,720)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$189,572	$—	$—	$189,572
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2025.
Industry Breakdown as of September 30, 2025

% of Net Assets
Metals & Mining	36.5%
Oil, Gas & Consumable Fuels	31.0
Chemicals	10.6
Paper & Forest Products	9.7
Containers & Packaging	5.8
Food Products	3.6
Energy Equipment & Services	1.1
Specialized REITs	0.9
Short-Term Investments	5.9
Liabilities in Excess of Other Assets	(5.1)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
159

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,082,691	$8,082,691	$291,644,843	$289,602,649	$—	$—	10,124,885	$10,124,885	$534,777
State Street Navigator Securities Lending Portfolio II	123,444,112	123,444,112	1,479,666,384	1,415,371,355	—	—	187,739,141	187,739,141	221,035
Total		$131,526,803	$1,771,311,227	$1,704,974,004	$—	$—		$197,864,026	$755,812
See accompanying notes to financial statements.
160

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 9.1%
29Metals Ltd. (a) (b)	515,538	$138,377
Abacus Group REIT (b)	437,402	358,012
Abacus Storage King REIT	262,039	243,133
Accent Group Ltd. (b)	300,313	262,723
Adairs Ltd. (b)	100,266	170,115
AET&D Holdings No. 1 Ltd. (a) (c)	110,316	—
Alkane Resources Ltd. (a)	247,514	187,826
Alpha HPA Ltd. (a)	438,597	239,811
Amotiv Ltd.	71,551	421,567
Amplitude Energy Ltd. (a)	1,018,941	155,320
Appen Ltd. (a) (b)	329,786	186,874
Arafura Rare Earths Ltd. (a) (b)	701,547	92,990
ARB Corp. Ltd. (b)	18,955	484,407
Arena REIT (b)	261,613	672,730
Audinate Group Ltd. (a) (b)	50,685	161,911
Aurelia Metals Ltd. (a)	506,904	83,988
Aussie Broadband Ltd.	184,011	704,890
Austal Ltd. (a)	158,226	811,649
Australian Clinical Labs Ltd. (b)	271,058	431,145
Australian Ethical Investment Ltd.	58,204	277,352
Australian Finance Group Ltd. (b)	167,901	289,319
AVZ Minerals Ltd. (a) (b) (c)	1,360,286	70,319
Bannerman Energy Ltd. (a)	127,176	329,558
Bapcor Ltd.	169,171	355,414
Beach Energy Ltd.	425,926	323,213
Bega Cheese Ltd.	177,526	610,631
Bellevue Gold Ltd. (a)	1,016,279	771,202
Black Cat Syndicate Ltd. (a)	381,499	355,238
Boss Energy Ltd. (a) (b)	293,514	400,724
Botanix Pharmaceuticals Ltd. (a) (b)	556,745	59,037
BrainChip Holdings Ltd. (a) (b)	842,482	111,671
Bravura Solutions Ltd.	169,137	283,602
BWP Property Group Ltd. (b)	376,014	927,036
Catalyst Metals Ltd. (a)	122,532	641,544
Catapult Sports Ltd. (a)	136,943	624,422
Centuria Capital Group REIT (b)	500,992	733,792
Centuria Industrial REIT (b)	328,761	760,423
Centuria Office REIT (b)	271,097	215,603
Chalice Mining Ltd. (a) (b)	155,250	256,201
Charter Hall Retail REIT	412,425	1,128,872
Charter Hall Social Infrastructure REIT (b)	237,154	532,819
Chrysos Corp. Ltd. (a)	60,755	315,680
Clarity Pharmaceuticals Ltd. (a) (b)	172,994	408,160
Clinuvel Pharmaceuticals Ltd. (b)	23,070	180,418
Collins Foods Ltd.	57,322	411,053
Core Lithium Ltd. (a) (b)	728,161	50,672
Coronado Global Resources, Inc. CDI (d)	229,769	42,638
Corporate Travel Management Ltd. (b)	44,563	474,613
Credit Corp. Group Ltd.	29,520	299,139
Cromwell Property Group REIT (b)	831,304	250,681
Security Description	Shares	Value
Data#3 Ltd.	76,752	$466,963
Dateline Resources Ltd. (a) (b)	1,190,476	374,769
Deep Yellow Ltd. (a) (b)	586,065	761,292
Deterra Royalties Ltd. (b)	319,558	842,912
Develop Global Ltd. (a)	141,355	396,279
Dexus Industria REIT (b)	156,504	296,648
Dicker Data Ltd. (b)	38,921	253,048
DigiCo Infrastructure REIT (b)	175,518	308,260
Elders Ltd. (b)	213,534	1,054,321
Electro Optic Systems Holdings Ltd. (a) (b)	100,086	677,913
Elevra Lithium Ltd. (a) (b)	46,280	110,419
Emerald Resources NL (a)	265,946	884,803
EML Payments Ltd. (a)	252,612	166,581
ESG Minerals (a) (c)	29,803	—
EVT Ltd.	36,215	313,699
Firefinch Ltd. (a) (b) (c)	440,867	17,531
FireFly Metals Ltd. (a)	337,838	298,909
FleetPartners Group Ltd. (a) (b)	164,323	314,736
Flight Centre Travel Group Ltd.	72,584	556,575
G8 Education Ltd.	373,255	209,032
Generation Development Group Ltd.	164,760	759,995
GrainCorp Ltd. Class A	117,718	702,158
Guzman y Gomez Ltd.	25,320	435,966
Hansen Technologies Ltd.	109,350	425,409
Healius Ltd. (b)	486,638	241,889
Helia Group Ltd.	99,666	381,790
HMC Capital Ltd. REIT	207,892	438,142
HomeCo Daily Needs REIT	1,094,430	982,827
IDP Education Ltd.	147,418	641,897
Iluka Resources Ltd. (b)	247,468	1,038,179
Imdex Ltd.	407,503	910,144
Infomedia Ltd.	237,578	264,524
Ingenia Communities Group REIT	314,475	1,133,795
Inghams Group Ltd. (b)	271,469	455,188
Insignia Financial Ltd. (a)	596,481	1,771,023
Integral Diagnostics Ltd. (b)	73,660	134,250
ioneer Ltd. (a) (b)	877,055	95,909
IperionX Ltd. (a) (b)	143,273	715,954
IPH Ltd.	124,932	295,591
IRESS Ltd. (b)	188,722	1,103,166
Johns Lyng Group Ltd.	94,411	247,155
Judo Capital Holdings Ltd. (a)	553,369	643,638
Jumbo Interactive Ltd. (b)	33,878	240,917
Kelsian Group Ltd. (b)	181,454	590,470
Kingsgate Consolidated Ltd. (a)	136,344	346,990
Kogan.com Ltd. (b)	74,025	166,314
Leo Lithium Ltd. (a) (b) (c)	402,610	55,167
Lifestyle Communities Ltd. (a) (b)	58,157	221,240
Liontown Resources Ltd. (a) (b)	832,975	543,773
Lotus Resources Ltd. (a)	2,083,333	324,471
MA Financial Group Ltd. (b)	36,865	227,709
Macquarie Technology Group Ltd. (a)	3,193	134,757
Magellan Financial Group Ltd.	72,837	463,901

See accompanying notes to financial statements.
161

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Mayne Pharma Group Ltd. (a)	52,761	$180,082
McMillan Shakespeare Ltd.	46,990	522,885
Meeka Metals Ltd. (a)	1,923,077	286,767
Megaport Ltd. (a)	74,761	781,369
Metallium Ltd. (a)	352,113	266,034
Monadelphous Group Ltd.	52,749	786,586
Monash IVF Group Ltd. (b)	359,523	159,643
Myer Holdings Ltd.	493,455	156,978
Nanosonics Ltd. (a) (b)	163,608	457,580
Neuren Pharmaceuticals Ltd. (a) (b)	80,223	1,049,532
Nick Scali Ltd. (b)	47,025	728,033
Nine Entertainment Co. Holdings Ltd.	255,109	204,579
Novonix Ltd. (a) (b)	140,504	42,369
NRW Holdings Ltd.	222,038	681,331
Nufarm Ltd. (a) (b)	189,156	287,082
Nuix Ltd. (a) (b)	161,507	313,624
OFX Group Ltd. (a) (b)	254,703	144,328
Omni Bridgeway Ltd. (a) (b)	134,093	151,079
oOh!media Ltd.	325,705	321,633
Ora Banda Mining Ltd. (a)	809,170	632,807
Orora Ltd.	406,572	560,467
Paladin Energy Ltd. (a) (b) (e)	112,177	618,553
Paladin Energy Ltd. (a) (b) (e)	54,593	293,485
Pantoro Gold Ltd. (a)	133,118	534,637
Peninsula Energy Ltd. (a) (b)	48,856	17,647
Perenti Ltd.	492,836	917,822
Perpetual Ltd. (b)	52,612	653,089
PEXA Group Ltd. (a)	102,522	1,064,721
Platinum Asset Management Ltd. (b)	212,890	94,532
PolyNovo Ltd. (a) (b)	396,564	374,522
PPK Mining Equipment Group Pty. Ltd. (a) (c)	22,984	—
Predictive Discovery Ltd. (a)	1,193,783	344,163
PWR Holdings Ltd. (b)	27,856	143,446
Qoria Ltd. (a)	905,588	435,129
Regal Partners Ltd.	137,363	268,560
Region Group REIT	222,938	353,128
Regis Healthcare Ltd.	56,373	224,914
Resolute Mining Ltd. (a)	1,031,508	704,141
RPMGlobal Holdings Ltd. (a)	160,130	490,303
Rural Funds Trust REIT (b)	343,780	438,592
Santana Minerals Ltd. (a)	471,698	248,531
Select Harvests Ltd. (a) (b)	54,433	145,384
Service Stream Ltd.	244,589	374,454
Silex Systems Ltd. (a) (b)	116,639	507,877
Silver Mines Ltd. (a)	1,043,301	148,661
SiteMinder Ltd. (a) (b)	98,083	468,682
SmartGroup Corp. Ltd.	110,638	585,136
SolGold PLC (a)	766,745	155,247
Solvar Ltd. (b)	110,030	116,311
Southern Cross Payment Ltd. (a) (b) (c)	218,742	—
St Barbara Ltd. (a) (b)	399,685	141,717
Security Description	Shares	Value
Stanmore Resources Ltd.	113,340	$159,997
Strike Energy Ltd. (a) (b)	1,941,240	135,088
Superloop Ltd. (a) (b)	256,256	577,434
Syrah Resources Ltd. (a) (b)	275,190	48,331
Tabcorp Holdings Ltd.	1,165,113	791,483
Temple & Webster Group Ltd. (a)	37,245	567,241
Tyro Payments Ltd. (a) (b)	202,240	150,119
Vault Minerals Ltd. (a)	3,175,404	1,388,969
Vulcan Energy Resources Ltd. (a) (b)	70,645	280,920
WA1 Resources Ltd. (a)	17,649	215,222
Waypoint REIT Ltd.	481,720	862,002
WEB Travel Group Ltd. (a)	180,984	473,791
Weebit Nano Ltd. (a) (b)	96,471	203,317
West African Resources Ltd. (a)	597,768	1,204,359
Westgold Resources Ltd.	484,002	1,437,060
		71,811,007
AUSTRIA — 0.4%
ams-OSRAM AG (a)	64,141	894,822
AT&S Austria Technologie & Systemtechnik AG (a)	14,033	369,349
Kontron AG	35,936	1,155,270
Lenzing AG (a)	2,469	73,832
Palfinger AG	6,048	250,856
Porr AG	9,026	301,728
SBO AG	5,600	175,686
		3,221,543
BELGIUM — 0.7%
Barco NV	15,375	244,247
Care Property Invest NV REIT	10,758	147,137
Fagron	26,528	616,550
Gimv NV	3,445	184,178
Kinepolis Group NV (b)	9,958	374,421
Materialise NV ADR (a)	21,002	116,981
Montea NV REIT	10,788	869,567
Ontex Group NV (a) (b)	45,535	338,143
Recticel SA (b)	34,004	357,195
Retail Estates NV REIT	8,088	603,466
X-Fab Silicon Foundries SE (a) (b) (d)	51,094	413,944
Xior Student Housing NV REIT	23,717	815,124
		5,080,953
BERMUDA — 0.0% *
Conduit Holdings Ltd.	58,581	268,929
BRAZIL — 0.3%
ERO Copper Corp. (a) (b)	56,405	1,142,775
Karoon Energy Ltd. (b)	635,611	695,064
Sigma Lithium Corp. (a)	43,000	275,630
		2,113,469
CANADA — 8.8%
5N Plus, Inc. (a) (b)	38,100	465,776
AbCellera Biologics, Inc. (a) (b)	163,492	822,365
AbraSilver Resource Corp. (a)	71,800	388,568

See accompanying notes to financial statements.
162

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
ADENTRA, Inc. (b)	10,529	$266,592
Aduro Clean Technologies, Inc. (a) (b)	19,000	254,600
Advantage Energy Ltd. (a) (b)	164,305	1,347,362
Aecon Group, Inc. (b)	32,737	560,439
AG Growth International, Inc. (b)	11,559	302,076
Alaris Equity Partners Income	26,514	359,770
Allied Gold Corp. (a)	31,821	556,193
Allied Properties Real Estate Investment Trust	36,052	537,386
Almonty Industries, Inc. (a) (b)	51,100	308,495
Altius Minerals Corp.	42,130	1,013,433
Altus Group Ltd. (b)	26,781	1,144,073
Americas Gold & Silver Corp. (a) (b)	117,700	439,028
Andlauer Healthcare Group, Inc. (b)	6,452	244,697
Artis Real Estate Investment Trust	138,324	626,305
Atrium Mortgage Investment Corp. (b)	40,221	337,343
Aurinia Pharmaceuticals, Inc. (a)	142,392	1,573,432
Aurora Cannabis, Inc. (a) (b)	52,155	311,491
AutoCanada, Inc. (a)	19,509	438,160
Avino Silver & Gold Mines Ltd. (a)	76,800	402,932
Aya Gold & Silver, Inc. (a)	68,853	796,704
Badger Infrastructure Solutions Ltd. (b)	17,448	769,698
Ballard Power Systems, Inc. (a) (b)	111,800	302,922
Baytex Energy Corp. (b)	263,800	618,074
Birchcliff Energy Ltd. (b)	177,298	730,141
Bird Construction, Inc. (b)	16,130	349,866
Bitfarms Ltd. (a) (b)	256,321	723,977
Calian Group Ltd. (b)	4,735	168,995
Canaccord Genuity Group, Inc. (b)	63,799	492,455
Canada Goose Holdings, Inc. (a)	16,259	223,891
Canadian Solar, Inc. (a) (b)	42,328	551,957
Canfor Corp. (a) (b)	14,427	127,017
Canopy Growth Corp. (a) (b)	136,006	198,428
Cardinal Energy Ltd. (b)	119,207	663,975
Cargojet, Inc. (b)	8,148	538,749
Cascades, Inc. (b)	29,425	203,864
Centerra Gold, Inc.	123,500	1,323,405
CES Energy Solutions Corp. (b)	37,197	251,028
Champion Iron Ltd. (b)	281,675	871,796
Chemtrade Logistics Income Fund	22,861	220,822
Cineplex, Inc. (a) (b)	52,361	449,325
Cogeco, Inc.	7,910	343,767
Collective Mining Ltd. (a)	27,100	393,626
Colossus Minerals, Inc. (a) (b) (c)	390	—
Crombie Real Estate Investment Trust	14,756	159,820
Denison Mines Corp. (a) (b)	480,740	1,323,296
dentalcorp Holdings Ltd. (b)	53,748	419,894
Diversified Royalty Corp.	71,762	192,376
Docebo, Inc. (a)	3,893	106,236
Security Description	Shares	Value
Doman Building Materials Group Ltd. (b)	67,033	$439,371
DPM Metals, Inc. CDI	19,705	441,541
Dream Office Real Estate Investment Trust	20,903	297,155
DREAM Unlimited Corp. Class A (b)	25,380	377,763
Dye & Durham Ltd. (b)	25,117	133,582
Encore Energy Corp. (a)	124,969	401,151
Endeavour Silver Corp. (a) (b)	144,081	1,128,707
Enerflex Ltd.	39,000	420,720
Enghouse Systems Ltd.	14,254	214,414
Extendicare, Inc. (b)	52,895	565,293
Fiera Capital Corp.	65,535	307,092
Foran Mining Corp. (a)	32,955	92,134
Freehold Royalties Ltd. (b)	26,983	267,231
Galiano Gold, Inc. (a)	116,200	254,478
GASFRAC Energy Services, Inc. (a) (c)	21,904	—
Global Atomic Corp. (a) (b)	127,545	69,667
GoGold Resources, Inc. (a)	210,237	407,963
Gold Royalty Corp. (a) (b)	52,843	203,974
Hammond Power Solutions, Inc. (b)	3,664	325,110
Headwater Exploration, Inc. (b)	163,367	881,764
Hive Digital Technologies Ltd. (a) (b)	57,445	231,503
i-80 Gold Corp. (a) (b)	36,297	34,695
Integra Resources Corp. (a)	93,600	276,120
Interfor Corp. (a) (b)	31,028	226,343
International Petroleum Corp. (a)	39,169	653,851
InterRent Real Estate Investment Trust	91,151	875,872
Jamieson Wellness, Inc. (b) (d)	29,751	774,244
Kelt Exploration Ltd. (a)	37,061	183,254
Killam Apartment Real Estate Investment Trust	77,101	995,763
Knight Therapeutics, Inc. (a) (b)	82,395	348,198
Labrador Iron Ore Royalty Corp. (b)	43,108	869,967
Laurentian Bank of Canada (b)	42,140	999,137
Lightspeed Commerce, Inc. (a)	67,800	783,057
Lightstream Resources Ltd. (a) (b) (c)	64,736	—
Lithium Americas Corp. (a)	99,300	567,367
Major Drilling Group International, Inc. (a)	37,251	311,630
Martinrea International, Inc. (b)	78,619	598,937
Mattr Corp. (a) (b)	48,936	377,026
Milestone Pharmaceuticals, Inc. (a) (b)	22,220	44,440
Minto Apartment Real Estate Investment Trust (d)	21,831	216,208
Montage Gold Corp. (a)	115,800	563,437
Morguard North American Residential Real Estate Investment Trust	23,413	305,409

See accompanying notes to financial statements.
163

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
MTY Food Group, Inc.	11,210	$310,261
Mullen Group Ltd. (b)	67,870	678,993
Neptune Wellness Solutions, Inc. (a)	262	8
NFI Group, Inc. (a)	39,058	414,047
North American Construction Group Ltd. (b)	21,308	302,759
North West Co., Inc. (b)	31,050	1,067,135
Northwest Healthcare Properties Real Estate Investment Trust	49,660	181,666
NuVista Energy Ltd. (a) (b)	107,705	1,244,715
Orezone Gold Corp. (a)	274,700	284,295
Pan American Silver Corp.	1	39
Parex Resources, Inc.	55,693	728,084
Pason Systems, Inc.	17,962	155,944
Pet Valu Holdings Ltd.	19,520	504,905
POET Technologies, Inc. (a) (b)	48,600	269,244
Polaris Renewable Energy, Inc. (b)	31,762	310,224
Poseidon Concepts Corp. (a) (c)	43,064	—
Precision Drilling Corp. (a) (b)	14,184	799,010
Primaris Real Estate Investment Trust	14,656	161,475
Propel Holdings, Inc. (b)	8,244	174,076
Real Brokerage, Inc. (a)	49,983	208,929
Richelieu Hardware Ltd. (b)	19,956	490,366
Rogers Sugar, Inc. (b)	72,071	329,950
Russel Metals, Inc.	36,592	1,096,130
Savaria Corp. (b)	26,775	387,943
Seabridge Gold, Inc. (a) (b)	26,728	644,861
Sienna Senior Living, Inc. (b)	43,228	579,418
Skeena Resources Ltd. (a)	42,564	784,041
Slate Grocery REIT Class U,	12,459	129,837
SNDL, Inc. (a)	153,248	410,705
Solaris Resources, Inc. (a)	59,871	382,100
Southern Pacific Resource Corp. (a) (c)	281,142	—
Spartan Delta Corp. (a)	65,600	255,064
Sprott, Inc. (b)	14,575	1,211,650
Standard Lithium Ltd. (a)	99,800	336,326
Superior Plus Corp. (b)	113,189	641,844
Surge Energy, Inc.	37,748	192,077
Tamarack Valley Energy Ltd. (b)	283,756	1,233,810
Taseko Mines Ltd. (a)	108,966	462,052
TELUS Corp.	3	47
Tilray Brands, Inc. (a) (b)	589,449	1,016,730
Timbercreek Financial Corp. (b)	29,169	156,809
TMC the metals Co., Inc. (a)	102,070	650,186
Transcontinental, Inc. Class A	38,678	546,785
Trican Well Service Ltd.	49,067	217,582
Trisura Group Ltd. (a) (b)	33,781	931,563
Twin Butte Energy Ltd. (a) (c)	83,708	—
Uranium Royalty Corp. (a) (b)	70,000	301,854
Vermilion Energy, Inc. (b)	60,794	474,939
Victoria Gold Corp./Vancouver (a)	32,654	11,265
Vitalhub Corp. (a)	36,300	289,325
Vizsla Silver Corp. (a)	170,500	736,456
Security Description	Shares	Value
Wajax Corp. (b)	13,480	$234,452
Well Health Technologies Corp. (a) (b)	156,909	579,641
Wesdome Gold Mines Ltd. (a) (b)	100,093	1,559,592
Westshore Terminals Investment Corp. (b)	33,119	592,686
		69,346,083
CHINA — 0.4%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. (b)	313,000	361,661
BOE Varitronix Ltd. (b)	178,000	128,117
China Yuchai International Ltd.	6,100	252,357
Deep Source Holdings Ltd. (a) (b)	2,180,000	204,540
Inspur Digital Enterprise Technology Ltd.	374,000	448,488
Sasseur Real Estate Investment Trust	343,300	181,077
Silvercorp Metals, Inc. (b)	114,438	722,126
Towngas Smart Energy Co. Ltd. (b)	975,888	494,190
Youzan Technology Ltd. (a) (b)	7,716,000	165,618
		2,958,174
COLOMBIA — 0.1%
Aris Mining Corp. (a)	90,485	887,031
DENMARK — 0.7%
Better Collective AS (a) (b)	23,420	298,817
Cadeler AS (a)	77,988	397,060
cBrain AS	9,629	274,647
Chemometec AS	11,113	1,091,568
D/S Norden AS	18,342	666,373
Dfds AS (a)	25,840	393,530
Gubra AS	2,711	166,258
H&H International AS Class B (a)	34,008	520,869
Matas AS	30,456	623,234
Netcompany Group AS (a) (d)	16,394	623,472
NTG Nordic Transport Group AS (a)	8,349	243,920
Scandinavian Tobacco Group AS (d)	34,356	474,282
		5,774,030
FINLAND — 0.7%
Aktia Bank OYJ	27,381	321,727
Citycon OYJ	109,761	421,987
Finnair OYJ (b)	29,262	98,816
Harvia OYJ (b)	6,929	280,477
Kempower OYJ (a)	12,469	208,338
Nokian Renkaat OYJ (b)	80,487	727,733
Outokumpu OYJ (b)	261,114	1,186,737
Puuilo OYJ	21,441	373,867
QT Group OYJ (a)	9,572	513,542
Revenio Group OYJ	16,239	440,767
Tokmanni Group Corp. (b)	25,261	269,658
YIT OYJ (a) (b)	82,160	287,104
		5,130,753

See accompanying notes to financial statements.
164

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
FRANCE — 1.4%
Atos SE (a)	9,002	$604,813
Aubay	6,175	347,907
Beneteau SACA (b)	32,201	326,148
Carbios SACA (a) (b)	7,628	78,649
Cie des Alpes	6,577	164,606
Clariane SE (a)	207,003	1,150,957
Criteo SA ADR (a)	22,900	517,540
Derichebourg SA (b)	34,436	212,832
Elior Group SA (a) (b) (d)	71,028	220,663
Etablissements Maurel et Prom SA	49,101	281,660
Euroapi SA (a)	45,399	164,726
Eutelsat Communications SACA (a)	105,797	424,524
Fnac Darty SA	14,091	483,462
GL Events SACA	10,281	374,485
ICADE REIT (b)	21,378	538,052
Kaufman & Broad SA	10,608	370,816
Manitou BF SA	6,925	151,834
Medincell SA (a) (b)	9,467	264,300
Mercialys SA REIT	48,483	624,364
Mersen SA	10,280	303,183
Nanobiotix SA (a) (b)	15,635	306,430
Nexity SA (a) (b)	27,566	357,262
OVH Groupe SA (a)	16,926	244,225
Planisware SA	12,150	278,958
Quadient SA	21,148	325,520
SMCP SA (a) (b) (d)	32,664	249,855
SOITEC (a)	11,457	521,921
Solutions 30 SE (a) (b)	85,735	106,984
Ubisoft Entertainment SA (a)	43,929	502,436
Valneva SE (a) (b)	77,679	451,983
Viridien (a) (b)	1,365	102,568
Worldline SA (a) (b) (d)	108,706	351,256
		11,404,919
GERMANY — 2.8%
AIXTRON SE	50,499	875,211
AlzChem Group AG	3,199	564,575
Amadeus Fire AG	3,666	215,377
ATAI Life Sciences NV (a) (b)	103,661	548,367
Borussia Dortmund GmbH & Co. KGaA	55,025	234,049
CANCOM SE	18,562	570,341
Cewe Stiftung & Co. KGaA	3,678	431,733
CureVac NV (a)	65,900	355,201
Deutsche Beteiligungs AG	9,124	263,729
Deutsche Pfandbriefbank AG (d)	58,866	346,184
Deutz AG	71,027	748,189
Draegerwerk AG & Co. KGaA Preference Shares	5,733	424,385
Duerr AG	19,548	458,459
Eckert & Ziegler SE	28,146	589,335
Elmos Semiconductor SE	9,355	900,255
Evotec SE (a)	85,502	621,676
Friedrich Vorwerk Group SE	2,930	281,961
Security Description	Shares	Value
Gerresheimer AG	14,706	$609,968
GFT Technologies SE	13,722	293,122
Grenke AG	15,628	304,824
Hamborner REIT AG	56,887	379,664
Heidelberger Druckmaschinen AG (a)	86,226	226,947
HelloFresh SE (a)	78,445	674,337
Hornbach Holding AG & Co. KGaA	7,270	837,140
Hypoport SE (a)	2,060	333,545
Immatics NV (a) (b)	45,949	391,485
Indus Holding AG	24,380	621,629
Jenoptik AG	27,237	549,820
Jumia Technologies AG ADR (a)	61,427	713,167
Kloeckner & Co. SE	62,405	423,823
LuxExperience BV ADR (a) (b)	28,200	239,700
Medios AG (a)	7,538	119,040
Mutares SE & Co. KGaA	4,347	151,699
Nagarro SE	6,356	387,605
Norma Group SE	19,151	320,885
Patrizia SE	29,375	247,822
Pfeiffer Vacuum Technology AG	4,164	759,347
PVA TePla AG (a) (b)	9,363	300,122
SAF-Holland SE	37,500	651,244
Salzgitter AG	13,613	411,718
Secunet Security Networks AG	715	160,128
SFC Energy AG (a)	7,504	152,009
SGL Carbon SE (a)	17,621	65,220
Sirius Real Estate Ltd. REIT	824,490	1,084,995
SMA Solar Technology AG (a)	9,926	250,989
Softwareone Holding AG	62,765	645,402
Stabilus SE	13,953	403,311
STRATEC SE	2,238	75,339
SUSS MicroTec SE	12,223	436,605
Takkt AG	19,037	111,507
TeamViewer SE (a) (d)	49,218	501,107
Verbio SE	7,911	99,275
		22,363,567
GHANA — 0.0% *
Tullow Oil PLC (a) (b)	1,150,286	161,361
GREECE — 0.0%
TT Hellenic Postbank SA (a) (c)	129,076	—
HONG KONG — 1.2%
Art Group Holdings Ltd. (a)	1,315,000	234,930
Cafe de Coral Holdings Ltd.	177,191	147,120
China Ocean Resources Co. Ltd. (a) (c)	26,593	—
Chow Sang Sang Holdings International Ltd.	68,000	120,873
C-Mer Medical Holdings Ltd.	390,000	101,756
Dah Sing Financial Holdings Ltd.	37,600	164,214
Diginex Ltd. (a) (b)	34,800	500,424
DL Holdings Group Ltd. (a) (b)	656,000	271,492
Dream International Ltd.	150,000	242,147
Envision Greenwise Holdings Ltd. (a) (b)	512,000	246,774

See accompanying notes to financial statements.
165

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Gold Financial Holdings Ltd. (a) (c)	1,158,000	$—
Hao Tian International Construction Investment Group Ltd. (a) (b)	960,000	33,315
HKBN Ltd. (b)	126,000	120,325
Hong Kong Technology Venture Co. Ltd.	162,052	32,284
Hutchison Port Holdings Trust Stapled Security	2,441,000	488,200
Hutchison Telecommunications Hong Kong Holdings Ltd.	786,000	111,125
Long Well International Holdings Ltd. (a) (c)	2,380,000	—
Luk Fook Holdings International Ltd. (b)	174,000	556,861
Melco International Development Ltd. (a)	854,000	690,409
Modern Dental Group Ltd.	208,000	140,353
Pacific Basin Shipping Ltd. (b)	3,316,000	1,069,760
Pacific Textiles Holdings Ltd.	1,013,000	193,996
PAX Global Technology Ltd.	465,000	343,652
Peace Mark Holdings Ltd. (a) (c)	504,228	—
Sa Sa International Holdings Ltd. (b)	641,248	51,924
Shenzhou Space Park Group Ltd. (a) (c)	780,000	—
SMI Holdings Group Ltd. (a) (b) (c)	608,081	—
Stella International Holdings Ltd. (b)	196,500	387,929
Sunlight Real Estate Investment Trust	604,000	173,117
Super X AI Technology Ltd. (a)	4,800	309,648
Superb Summit International Group Ltd. (a) (b) (c)	1,685,500	—
Synagistics Ltd. (a)	98,000	203,799
Tongguan Gold Group Ltd.	1,386,000	482,759
Truly International Holdings Ltd.	926,000	140,440
Value Partners Group Ltd.	466,000	158,120
Vitasoy International Holdings Ltd.	606,000	657,375
VTech Holdings Ltd.	25,300	203,885
Yuexiu Real Estate Investment Trust (b)	1,686,000	201,530
Yunfeng Financial Group Ltd. (a)	1,030,000	687,073
		9,467,609
IRAQ — 0.1%
Gulf Keystone Petroleum Ltd.	185,843	561,679
IRELAND — 0.8%
Amarin Corp. PLC ADR (a) (b)	7,784	127,502
C&C Group PLC (b)	196,478	365,022
Cairn Homes PLC	263,621	593,490
COSMO Pharmaceuticals NV	5,368	435,836
Dalata Hotel Group PLC	155,733	1,171,112
GH Research PLC (a) (b)	10,992	157,185
Glenveagh Properties PLC (a) (d)	263,818	600,133
Greencore Group PLC	421,803	1,297,543
Irish Residential Properties REIT PLC	474,395	545,708
Security Description	Shares	Value
Origin Enterprises PLC	68,835	$315,436
Uniphar PLC	111,781	517,490
		6,126,457
ISRAEL — 2.9%
Allot Ltd. (a)	26,700	282,486
Aryt Industries Ltd.	27,918	375,564
Ashdod Refinery Ltd. (a)	6,459	109,491
AudioCodes Ltd.	17,946	170,846
Aura Investments Ltd.	75,376	500,833
Azorim-Investment Development & Construction Co. Ltd.	62,026	379,460
Bet Shemesh Engines Holdings 1997 Ltd. (a)	3,507	721,040
Blue Square Real Estate Ltd.	2,561	280,481
Cellcom Israel Ltd. (a)	40,458	403,906
Ceragon Networks Ltd. (a)	54,044	125,922
Cognyte Software Ltd. (a)	29,635	248,934
Compugen Ltd. (a) (b)	62,109	91,300
Danel Adir Yeoshua Ltd.	2,962	455,396
Delek Automotive Systems Ltd.	15,450	114,117
Delta Galil Ltd.	6,460	340,453
Elco Ltd.	8,044	414,436
Electra Consumer Products 1970 Ltd.	11,440	399,976
Electreon Wireless Ltd. (a)	2,098	38,156
Formula Systems 1985 Ltd.	6,596	920,066
Fox Wizel Ltd.	5,438	577,134
G City Ltd.	111,190	408,274
Gilat Satellite Networks Ltd. (a)	23,446	305,267
Hilan Ltd.	8,798	680,723
IDI Insurance Co. Ltd.	7,965	492,825
Innoviz Technologies Ltd. (a) (b)	71,697	146,262
Inrom Construction Industries Ltd.	85,184	562,134
Isracard Ltd.	100,617	407,524
Israel Canada TR Ltd.	108,579	480,857
Isras Investment Co. Ltd.	1,421	379,392
Isrotel Ltd.	6,939	261,512
Ituran Location & Control Ltd.	15,851	566,198
Kornit Digital Ltd. (a)	20,964	283,014
Magic Software Enterprises Ltd. (b)	13,941	284,536
Mega Or Holdings Ltd. REIT	13,840	751,596
Meshek Energy Renewable Energies Ltd. (a)	166,667	276,979
Nano Dimension Ltd. ADR (a)	130,653	205,125
Nano-X Imaging Ltd. (a) (b)	49,892	184,600
Nayax Ltd. (a)	8,051	385,795
Nexxen International Ltd. (a)	17,391	160,867
Oil Refineries Ltd.	2,338,999	632,985
One Software Technologies Ltd.	25,354	620,822
OY Nofar Energy Ltd. (a)	10,609	338,807
Partner Communications Co. Ltd.	89,648	860,252
Perion Network Ltd. (a)	27,374	262,790
Priortech Ltd. (a)	4,394	262,031
Qualitau Ltd.	2,149	292,084
Radware Ltd. (a)	29,357	777,667

See accompanying notes to financial statements.
166

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	10,415	$962,524
Reit 1 Ltd.	192,501	1,427,660
Sella Capital Real Estate Ltd. REIT	196,226	640,920
SimilarWeb Ltd. (a) (b)	22,542	209,641
Summit Real Estate Holdings Ltd. REIT	13,743	266,082
Taboola.com Ltd. (a) (b)	75,831	258,584
YD More Investments Ltd.	25,578	350,202
ZIM Integrated Shipping Services Ltd.	47,600	644,980
		22,981,508
ITALY — 1.2%
AMCO - Asset Management Co. SpA Class B (a) (b) (c)	325	—
Ariston Holding NV (b)	38,648	190,728
Arnoldo Mondadori Editore SpA	170,030	428,539
Ascopiave SpA	44,120	157,856
Avio SpA (b)	8,081	507,992
Banca IFIS SpA	16,255	430,887
Biesse SpA	13,627	118,327
d'Amico International Shipping SA (b)	25,059	127,553
Datalogic SpA (b)	6,440	34,581
doValue SpA (a) (d)	49,690	178,894
El.En. SpA (b)	44,694	596,575
Esprinet SpA	31,266	216,017
Ferretti SpA (b)	79,854	252,774
Fila SpA	12,509	136,986
GVS SpA (a) (b) (d)	29,215	159,623
Immobiliare Grande Distribuzione SIIQ SpA REIT	45,045	182,601
Italmobiliare SpA (b)	2,601	93,366
Juventus Football Club SpA (a) (b)	121,239	388,335
MARR SpA (b)	35,610	385,362
Moltiply Group SpA	8,650	421,796
OVS SpA (d)	284,977	1,403,013
Piaggio & C SpA (b)	157,612	362,610
RAI Way SpA (d)	88,353	626,003
Safilo Group SpA (a)	73,417	140,267
Salvatore Ferragamo SpA (a) (b)	28,939	181,918
Sanlorenzo SpA (b)	4,571	188,788
Sesa SpA (b)	1,695	172,076
Tamburi Investment Partners SpA (b)	75,730	743,006
Tinexta SpA	10,181	178,363
Wizz Air Holdings PLC (a) (b) (d)	37,788	587,573
Zignago Vetro SpA (b)	21,535	197,621
		9,790,030
JAPAN — 37.0%
Access Co. Ltd. (a)	14,300	58,484
Advanced Media, Inc.	18,300	130,108
Aeon Fantasy Co. Ltd. (a)	7,900	194,712
AEON REIT Investment Corp.	277	243,267
Security Description	Shares	Value
Ai Holdings Corp.	24,300	$461,039
Aica Kogyo Co. Ltd.	25,900	653,090
Aichi Financial Group, Inc.	18,848	398,822
Aichi Steel Corp.	16,900	308,282
Aida Engineering Ltd.	36,600	231,964
Aiful Corp.	142,676	482,076
Ain Holdings, Inc.	11,700	552,974
Airtrip Corp.	13,600	90,246
Aisan Industry Co. Ltd.	36,600	465,167
Akatsuki, Inc.	2,300	42,033
Akebono Brake Industry Co. Ltd. (a) (b)	84,200	65,565
Akita Bank Ltd.	1,800	43,694
Alconix Corp.	17,600	251,931
Altech Corp.	18,580	351,508
Amiyaki Tei Co. Ltd.	5,100	52,559
Amuse, Inc. (b)	9,300	128,966
Amvis Holdings, Inc.	38,700	157,751
And ST HD Co. Ltd.	9,400	190,820
Anest Iwata Corp.	27,700	294,096
AnGes, Inc. (a)	84,400	46,862
Anicom Holdings, Inc.	54,200	302,773
Appier Group, Inc.	31,700	332,701
Arata Corp.	15,200	319,572
ARCLANDS Corp.	30,448	401,822
Arcs Co. Ltd.	28,900	618,370
ARE Holdings, Inc.	53,357	776,411
Arealink Co. Ltd.	8,200	123,818
Argo Graphics, Inc.	70,400	590,143
Ariake Japan Co. Ltd.	4,200	169,212
Arisawa Manufacturing Co. Ltd.	17,600	192,821
Artience Co. Ltd.	24,500	519,247
As One Corp.	24,500	407,269
Asahi Yukizai Corp. (b)	13,700	426,719
Asanuma Corp.	78,300	453,836
ASKA Pharmaceutical Holdings Co. Ltd.	13,700	212,246
ASKUL Corp.	28,500	302,590
Atom Corp. (a) (b)	18,100	78,437
Autobacs Seven Co. Ltd.	28,400	310,566
Avex, Inc.	22,100	189,747
Awa Bank Ltd.	38,665	972,614
Axial Retailing, Inc.	46,000	365,359
AZ-COM MARUWA Holdings, Inc.	21,600	156,349
Bando Chemical Industries Ltd.	32,700	434,863
Bank of Iwate Ltd.	8,000	210,719
Bank of Nagoya Ltd.	9,480	228,198
Bank of Saga Ltd.	13,700	283,397
Bank of the Ryukyus Ltd. (b)	55,220	551,882
BASE, Inc. (a)	37,100	82,397
Belc Co. Ltd.	6,300	329,749
Bell System24 Holdings, Inc.	19,100	172,784
Belluna Co. Ltd. (b)	29,000	200,880
BML, Inc.	18,400	460,358
BrainPad, Inc. (b)	20,000	187,155
Broadleaf Co. Ltd.	65,200	324,488

See accompanying notes to financial statements.
167

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
BRONCO BILLY Co. Ltd. (b)	8,200	$214,321
Buffalo, Inc.	4,000	96,963
Bunka Shutter Co. Ltd.	48,400	747,867
Bushiroad, Inc.	58,400	123,376
C Uyemura & Co. Ltd.	2,000	158,445
Can Do Co. Ltd. (b)	26,700	638,189
Casio Computer Co. Ltd. (b)	84,400	694,928
Cawachi Ltd.	4,600	92,165
Central Glass Co. Ltd. (b)	21,469	476,087
Central Security Patrols Co. Ltd.	6,500	112,804
Change Holdings, Inc. (b)	22,500	173,833
Chiba Kogyo Bank Ltd. (b)	60,600	663,918
Chiyoda Co. Ltd.	23,000	187,196
Chiyoda Corp. (a)	119,700	318,530
Chiyoda Integre Co. Ltd.	5,600	124,752
Chofu Seisakusho Co. Ltd.	17,600	230,361
Chubu Shiryo Co. Ltd.	13,700	160,669
Chudenko Corp.	9,400	250,777
Chugoku Marine Paints Ltd. (b)	39,900	968,558
Citizen Watch Co. Ltd. (b)	159,300	1,081,883
CKD Corp. (b)	48,659	907,713
CMK Corp.	45,600	108,068
COLOPL, Inc.	40,300	130,981
Colowide Co. Ltd. (b)	124,400	1,541,470
Comforia Residential REIT, Inc.	144	316,891
Computer Engineering & Consulting Ltd.	13,600	219,906
Comture Corp.	17,600	193,417
Cosel Co. Ltd.	25,700	208,823
Cover Corp. (a) (b)	20,200	249,756
CRE Logistics REIT, Inc.	451	464,483
CTS Co. Ltd. (b)	40,300	250,229
Cuorips, Inc. (a)	2,400	113,431
Curves Holdings Co. Ltd.	26,800	151,707
Cyber Security Cloud, Inc. (b)	2,500	29,725
CYBERDYNE, Inc. (a)	78,200	98,488
Cybozu, Inc.	31,600	729,634
Dai Nippon Toryo Co. Ltd.	13,700	119,389
Dai-Dan Co. Ltd.	14,400	603,555
Daido Metal Co. Ltd.	31,000	207,597
Daido Steel Co. Ltd.	29,800	257,977
Daiei Kankyo Co. Ltd.	8,800	199,316
Daihen Corp.	9,300	518,258
Daiho Corp. (b)	91,700	514,739
Daiichikosho Co. Ltd.	23,100	261,602
Daiki Aluminium Industry Co. Ltd.	40,300	307,534
Daikokutenbussan Co. Ltd.	3,700	180,634
Daikyonishikawa Corp.	22,300	110,681
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	8,800	232,387
Daio Paper Corp. (b)	27,800	167,720
Daiseki Co. Ltd.	30,339	702,572
Daito Pharmaceutical Co. Ltd.	22,720	189,224
Daiwa Securities Living Investments Corp. REIT (b)	261	189,805
Daiwabo Holdings Co. Ltd. (b)	50,074	1,001,073
Security Description	Shares	Value
DCM Holdings Co. Ltd.	83,564	$907,019
DeNA Co. Ltd. (b)	63,200	992,602
Denka Co. Ltd. (b)	26,800	414,381
Denyo Co. Ltd.	9,400	188,783
Digital Arts, Inc. (b)	8,100	421,221
Digital Garage, Inc.	20,284	496,507
Dip Corp.	19,300	303,839
DKS Co. Ltd. (b)	8,400	336,148
Doshisha Co. Ltd.	17,600	336,662
Doutor Nichires Holdings Co. Ltd.	49,252	879,089
DTS Corp.	185,948	1,649,402
Duskin Co. Ltd.	22,800	594,528
DyDo Group Holdings, Inc. (b)	8,200	139,697
Earth Corp. (b)	9,400	328,429
EDION Corp. (b)	72,505	1,062,893
eGuarantee, Inc.	27,800	307,958
Ehime Bank Ltd. (b)	23,940	199,547
Eiken Chemical Co. Ltd. (b)	22,300	361,487
Eizo Corp.	24,400	361,824
en Japan, Inc. (b)	20,800	229,711
Enplas Corp.	4,200	158,973
eRex Co. Ltd.	29,600	147,514
ES-Con Japan Ltd.	40,300	281,610
Eslead Corp.	19,600	721,969
ESPEC Corp.	19,400	451,881
Eternal Hospitality Group Co. Ltd.	17,600	360,497
euglena Co. Ltd. (a)	48,700	150,698
Exedy Corp.	20,600	725,328
FCC Co. Ltd.	39,128	851,789
Feed One Co. Ltd. (b)	9,160	70,273
Ferrotec Corp. (b)	39,978	1,082,791
FIDEA Holdings Co. Ltd.	15,110	167,178
Financial Partners Group Co. Ltd. (b)	31,100	500,978
Fixstars Corp. (b)	21,000	260,785
FP Corp.	9,000	153,387
Freee KK (a) (b)	37,800	899,665
Fronteo, Inc. (a)	21,800	156,763
Frontier Real Estate Investment Corp. REIT	1,037	627,038
Fudo Tetra Corp.	9,040	163,924
Fuji Co. Ltd. (b)	22,300	305,014
Fuji Corp.	15,100	276,061
Fuji Kyuko Co. Ltd.	11,000	191,644
Fuji Pharma Co. Ltd.	7,000	73,278
Fuji Seal International, Inc.	14,200	273,933
Fujibo Holdings, Inc.	7,200	316,403
Fujimi, Inc.	30,283	444,141
Fujita Kanko, Inc.	4,399	312,459
Fujiya Co. Ltd.	200	3,521
Fukuda Corp.	4,000	190,947
Fukui Bank Ltd. (b)	12,900	184,741
Fukuoka REIT Corp.	865	1,108,742
Fukuyama Transporting Co. Ltd. (b)	5,600	139,540
FULLCAST Holdings Co. Ltd.	13,600	163,548

See accompanying notes to financial statements.
168

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Funai Soken Holdings, Inc.	24,500	$428,669
Furukawa Co. Ltd.	17,838	346,892
Furuno Electric Co. Ltd. (b)	23,000	881,471
Fuso Chemical Co. Ltd. (b)	17,600	583,946
Futaba Corp.	13,700	61,596
GA Technologies Co. Ltd. (a)	14,600	214,030
Gakken Holdings Co. Ltd.	24,200	172,875
Galilei Co. Ltd.	20,000	513,255
GENDA, Inc. (a) (b)	37,200	220,905
Genki Global Dining Concepts Corp.	3,200	72,804
Genky DrugStores Co. Ltd. (b)	13,600	463,202
Geo Holdings Corp.	23,400	261,276
giftee, Inc. (b)	9,300	75,818
Giken Ltd.	8,900	87,261
Global One Real Estate Investment Corp. REIT (b)	508	491,885
GLOBERIDE, Inc.	15,400	254,016
Glory Ltd. (b)	37,300	925,144
GNI Group Ltd. (a) (b)	19,000	313,139
Goldcrest Co. Ltd. (b)	18,300	415,726
GREE Holdings, Inc.	53,600	159,328
G-Tekt Corp.	18,600	249,620
GungHo Online Entertainment, Inc.	19,000	348,133
Gunze Ltd.	18,400	470,948
H.U. Group Holdings, Inc. (b)	31,597	730,635
H2O Retailing Corp. (b)	72,700	1,068,705
Hamakyorex Co. Ltd.	31,800	337,842
Hankyu Hanshin REIT, Inc.	629	726,596
Hanwa Co. Ltd. (b)	24,244	1,034,209
Happinet Corp.	3,700	172,868
Harmonic Drive Systems, Inc.	21,300	381,766
Heiwa Real Estate Co. Ltd.	47,800	764,489
Heiwa Real Estate REIT, Inc.	664	682,951
Heiwado Co. Ltd.	20,500	403,656
Hennge KK (b)	8,800	95,994
Hibiya Engineering Ltd.	7,500	224,464
Hiday Hidaka Corp. (b)	14,004	339,942
Hino Motors Ltd. (a)	117,900	308,870
Hioki EE Corp. (b)	8,200	337,583
Hirano Tecseed Co. Ltd.	13,600	147,433
Hirata Corp.	24,200	319,040
HIS Co. Ltd.	21,200	201,686
Hochiki Corp.	20,300	538,823
Hogy Medical Co. Ltd. (b)	13,700	498,148
Hokkaido Electric Power Co., Inc. (b)	113,800	835,286
Hokkoku Financial Holdings, Inc. (b)	181,000	843,200
Hokuetsu Corp. (b)	59,700	402,622
Hokuriku Electric Power Co. (b)	116,000	664,024
H-One Co. Ltd.	24,200	238,747
Hoosiers Holdings Co. Ltd. (b)	46,800	410,690
Hoshino Resorts REIT, Inc.	372	678,333
Hosiden Corp.	27,200	433,366
Security Description	Shares	Value
Hosokawa Micron Corp.	9,600	$378,319
House Foods Group, Inc.	30,200	593,121
Hulic Reit, Inc.	264	302,996
Hyakugo Bank Ltd. (b)	131,600	815,343
Hyakujushi Bank Ltd.	19,500	679,995
Ichibanya Co. Ltd. (b)	31,400	199,433
Ichigo Hotel REIT Investment Corp.	267	232,677
Ichigo Office REIT Investment Corp.	1,011	646,914
Ichigo, Inc.	178,500	510,052
Ichikoh Industries Ltd.	36,800	110,386
Idec Corp.	17,700	290,276
Iino Kaiun Kaisha Ltd. (b)	78,280	627,576
Inaba Denki Sangyo Co. Ltd. (b)	21,200	604,053
Inabata & Co. Ltd.	23,100	545,885
Infomart Corp.	94,100	212,814
Inforich, Inc. (a)	4,900	81,421
Insource Co. Ltd.	41,200	268,371
Intage Holdings, Inc. (b)	20,500	238,751
Iriso Electronics Co. Ltd.	9,400	187,955
Ishihara Sangyo Kaisha Ltd.	20,200	317,050
Ispace, Inc. (a) (b)	47,300	169,426
Istyle, Inc. (b)	40,300	136,712
Itfor, Inc.	45,800	466,730
Itochu Enex Co. Ltd.	22,500	301,351
Itoki Corp.	32,300	536,493
Izumi Co. Ltd.	21,500	475,319
J Trust Co. Ltd.	64,600	194,213
Jaccs Co. Ltd.	15,000	431,662
Jade Group, Inc. (a)	4,100	38,839
JAFCO Group Co. Ltd. (b)	55,380	971,780
Japan Aviation Electronics Industry Ltd.	44,690	761,048
Japan Communications, Inc. (a)	152,300	150,562
Japan Display, Inc. (a) (b)	1,555,910	221,242
Japan Excellent, Inc. REIT	1,145	1,125,734
Japan Lifeline Co. Ltd. (b)	32,400	330,614
Japan Logistics Fund, Inc. REIT	460	304,621
Japan Material Co. Ltd.	49,474	612,374
Japan Pulp & Paper Co. Ltd.	79,000	381,935
Japan Securities Finance Co. Ltd.	29,500	372,133
Japan Wool Textile Co. Ltd.	25,600	288,614
JCR Pharmaceuticals Co. Ltd.	38,400	167,968
JCU Corp.	16,947	523,838
JINS Holdings, Inc.	6,600	409,358
JMDC, Inc. (b)	24,700	749,270
Joshin Denki Co. Ltd.	13,500	235,200
Joyful Honda Co. Ltd.	52,200	768,765
JSP Corp.	8,100	106,457
Juki Corp. (a)	38,400	112,066
Juroku Financial Group, Inc.	21,200	792,389
Justsystems Corp.	6,600	214,287
JVCKenwood Corp.	90,600	707,942
Kaga Electronics Co. Ltd.	43,000	1,032,163
Kameda Seika Co. Ltd. (b)	3,900	109,063

See accompanying notes to financial statements.
169

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Kamei Corp.	22,500	$440,600
Kanadevia Corp.	48,200	333,877
Kanamoto Co. Ltd.	21,300	519,213
Kaneka Corp.	26,600	757,916
Kanematsu Corp.	82,735	1,745,623
Kanto Denka Kogyo Co. Ltd.	24,000	155,845
Kasumigaseki Capital Co. Ltd. (b)	4,800	312,015
Katakura Industries Co. Ltd.	64,648	1,233,558
Katitas Co. Ltd. (b)	15,600	296,082
Kato Sangyo Co. Ltd.	13,600	536,872
Kawada Technologies, Inc.	3,900	104,970
Kawai Musical Instruments Manufacturing Co. Ltd. (b)	6,200	108,312
KeePer Technical Laboratory Co. Ltd. (b)	14,800	374,798
Keiyo Bank Ltd.	88,400	760,186
Kenko Mayonnaise Co. Ltd.	17,600	233,697
KH Neochem Co. Ltd.	20,400	385,112
Kisoji Co. Ltd. (b)	9,400	155,749
Kissei Pharmaceutical Co. Ltd.	26,200	762,840
Kitz Corp.	129,155	1,477,956
Kiyo Bank Ltd. (b)	75,165	1,494,292
Koa Corp.	21,900	172,904
Kohnan Shoji Co. Ltd.	13,700	391,005
KOMEDA Holdings Co. Ltd.	25,000	526,458
Komeri Co. Ltd.	9,400	210,042
Komori Corp. (b)	54,836	564,382
Konica Minolta, Inc.	297,900	1,065,247
Konishi Co. Ltd. (b)	32,400	283,447
Konoike Transport Co. Ltd.	17,600	390,886
Kosaido Holdings Co. Ltd. (b)	47,800	142,735
Koshidaka Holdings Co. Ltd. (b)	26,800	249,336
Kotobuki Spirits Co. Ltd.	36,900	453,489
Kourakuen Corp. (a) (b)	8,000	58,774
Krosaki Harima Corp.	16,600	463,094
K's Holdings Corp.	47,500	513,966
Kumagai Gumi Co. Ltd. (b)	72,800	618,148
Kumiai Chemical Industry Co. Ltd. (b)	55,300	309,667
Kura Sushi, Inc. (b)	17,600	405,187
Kurabo Industries Ltd. (b)	22,070	1,055,044
Kureha Corp. (b)	25,200	651,820
KYB Corp. (b)	27,366	727,302
Kyoei Steel Ltd.	20,400	316,598
Kyokuto Kaihatsu Kogyo Co. Ltd.	20,200	372,172
Kyorin Pharmaceutical Co. Ltd.	36,600	366,781
Kyoritsu Maintenance Co. Ltd. (b)	31,800	687,957
Kyosan Electric Manufacturing Co. Ltd.	17,600	62,327
Lacto Japan Co. Ltd.	7,400	209,195
LaSalle Logiport REIT	276	268,179
LEC, Inc. (b)	19,100	150,022
Life Corp.	15,000	256,661
Lifedrink Co., Inc.	28,600	440,566
Lifenet Insurance Co. (a) (b)	67,800	951,225
Lintec Corp.	19,200	473,223
Security Description	Shares	Value
M&A Capital Partners Co. Ltd.	8,400	$182,293
M&A Research Institute Holdings, Inc. (a) (b)	15,500	136,859
Maeda Kosen Co. Ltd.	18,400	242,327
Makino Milling Machine Co. Ltd.	17,548	1,361,683
Mandom Corp.	20,200	305,014
Mani, Inc.	15,300	131,830
Mars Group Holdings Corp.	17,600	365,860
Marudai Food Co. Ltd.	41,331	566,995
Maruha Nichiro Corp.	30,102	699,326
Marusan Securities Co. Ltd. (b)	73,638	472,189
Matsuya Co. Ltd. (b)	32,300	314,941
Max Co. Ltd.	23,600	901,270
Maxell Ltd.	29,600	427,911
MCJ Co. Ltd.	47,000	437,269
MEC Co. Ltd. (b)	18,800	488,824
Media Do Co. Ltd.	4,300	55,553
Medley, Inc. (a) (b)	9,300	153,336
Megachips Corp. (b)	16,919	851,191
Megmilk Snow Brand Co. Ltd.	22,600	453,117
Meidensha Corp.	30,049	1,198,420
Meiko Electronics Co. Ltd.	16,567	1,102,709
Meiko Network Japan Co. Ltd.	30,800	152,243
Meisei Industrial Co. Ltd.	36,900	405,766
MEITEC Group Holdings, Inc. (b)	32,100	693,796
Menicon Co. Ltd. (b)	59,700	459,619
Micronics Japan Co. Ltd. (b)	7,600	302,590
Mie Kotsu Group Holdings, Inc.	59,700	219,906
Milbon Co. Ltd.	15,400	258,500
Mirai Corp. REIT	1,412	464,181
Mirait One Corp.	47,801	933,784
Miroku Jyoho Service Co. Ltd.	13,700	175,882
Mitsubishi Estate Logistics REIT Investment Corp.	1,064	876,790
Mitsubishi Kakoki Kaisha Ltd. (b)	49,500	898,598
Mitsubishi Logisnext Co. Ltd. (b)	17,600	216,298
Mitsubishi Pencil Co. Ltd.	30,600	448,790
Mitsubishi Research Institute, Inc.	6,900	242,015
Mitsuboshi Belting Ltd. (b)	17,700	444,043
Mitsui DM Sugar Co. Ltd. (b)	28,000	606,697
Mitsui High-Tec, Inc. (b)	54,800	287,943
Mitsui Matsushima Holdings Co. Ltd. (b)	42,000	422,602
MIXI, Inc.	27,000	581,373
Miyaji Engineering Group, Inc. (b)	10,400	142,390
Miyazaki Bank Ltd.	4,180	129,488
Mizuno Corp. (b)	23,400	423,208
Mochida Pharmaceutical Co. Ltd. (b)	19,400	417,070
Monex Group, Inc.	106,607	602,748
Monogatari Corp.	17,200	497,302
Mori Hills REIT Investment Corp.	657	636,158
Mori Trust Reit, Inc.	1,567	804,270
Morinaga & Co. Ltd.	19,400	344,099
Morinaga Milk Industry Co. Ltd.	38,600	905,376
Morita Holdings Corp.	25,200	396,552

See accompanying notes to financial statements.
170

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
MOS Food Services, Inc.	17,600	$471,923
m-up Holdings, Inc.	19,100	273,919
Musashi Seimitsu Industry Co. Ltd. (b)	31,700	740,529
Musashino Bank Ltd.	13,680	375,613
Nachi-Fujikoshi Corp.	17,600	445,110
Nagaileben Co. Ltd.	17,600	239,537
Nagano Keiki Co. Ltd. (b)	28,100	391,956
Nakanishi, Inc.	30,200	418,794
Namura Shipbuilding Co. Ltd. (b)	25,300	585,026
Nankai Electric Railway Co. Ltd.	45,800	865,233
Nanto Bank Ltd.	9,400	323,973
Neturen Co. Ltd.	66,183	546,278
Nextage Co. Ltd. (b)	37,740	603,595
NexTone, Inc. (a)	4,200	63,191
Nichicon Corp. (b)	46,700	468,629
Nichiha Corp.	20,300	378,688
Nichireki Group Co. Ltd. (b)	13,700	245,271
Nihon M&A Center Holdings, Inc.	213,100	1,089,850
Nihon Nohyaku Co. Ltd. (b)	40,300	273,970
Nihon Parkerizing Co. Ltd.	65,200	604,386
Nihon Tokushu Toryo Co. Ltd.	13,700	195,549
Nihon Trim Co. Ltd.	1,500	47,077
Nikkiso Co. Ltd.	75,440	757,542
Nippn Corp.	29,900	469,298
Nippon Carbide Industries Co., Inc.	19,500	289,295
Nippon Carbon Co. Ltd.	17,671	520,492
Nippon Ceramic Co. Ltd.	13,600	323,228
Nippon Chemical Industrial Co. Ltd. (b)	8,100	156,532
Nippon Coke & Engineering Co. Ltd. (a) (b)	431,772	304,054
Nippon Densetsu Kogyo Co. Ltd.	27,600	534,302
Nippon Kayaku Co. Ltd.	52,700	495,830
Nippon Light Metal Holdings Co. Ltd.	40,190	571,480
Nippon Paper Industries Co. Ltd. (b)	49,700	409,890
Nippon Parking Development Co. Ltd.	283,791	551,498
NIPPON REIT Investment Corp.	1,839	1,205,371
Nippon Sheet Glass Co. Ltd. (a)	50,200	173,355
Nippon Shinyaku Co. Ltd.	18,800	424,284
Nippon Shokubai Co. Ltd.	30,400	375,459
Nippon Signal Co. Ltd.	37,800	311,491
Nippon Soda Co. Ltd. (b)	32,200	752,209
Nippon Thompson Co. Ltd.	63,400	294,494
Nippon Yakin Kogyo Co. Ltd. (b)	8,600	248,942
Nipro Corp.	52,400	534,165
Nishimatsu Construction Co. Ltd. (b)	27,583	979,044
Nishimatsuya Chain Co. Ltd. (b)	27,653	400,513
Nishio Holdings Co. Ltd.	17,800	517,060
Nissan Shatai Co. Ltd. (b)	25,600	213,731
Nissei ASB Machine Co. Ltd.	4,700	228,500
Nissha Co. Ltd.	27,800	269,181
Security Description	Shares	Value
Nisshin Oillio Group Ltd.	11,900	$419,000
Nisshinbo Holdings, Inc.	85,500	659,117
Nitta Corp. (b)	13,600	383,086
Nittetsu Mining Co. Ltd. (b)	32,000	432,488
Nitto Boseki Co. Ltd. (b)	17,430	778,942
Nitto Kogyo Corp. (b)	25,700	629,949
Nittoku Co. Ltd. (b)	9,400	146,202
Noevir Holdings Co. Ltd. (b)	4,000	120,933
Nohmi Bosai Ltd.	20,800	530,264
Nomura Co. Ltd.	50,000	358,533
Nomura Micro Science Co. Ltd. (b)	9,100	203,030
Noritake Co. Ltd.	17,200	550,875
Noritsu Koki Co. Ltd.	32,300	386,240
Noritz Corp.	18,300	248,568
North Pacific Bank Ltd.	176,200	891,231
NPR-RIKEN Corp. (b)	14,600	303,992
NS United Kaiun Kaisha Ltd. (b)	10,000	343,298
NSD Co. Ltd.	45,406	1,069,317
NTN Corp. (b)	236,900	546,032
NTT UD REIT Investment Corp.	1,411	1,299,360
Nxera Pharma Co. Ltd. (a) (b)	40,300	270,149
Obara Group, Inc.	8,900	257,626
Ogaki Kyoritsu Bank Ltd.	10,000	235,298
Ohsho Food Service Corp. (b)	23,400	586,248
Oiles Corp. (b)	17,600	274,454
Oisix ra daichi, Inc.	15,000	180,485
Oita Bank Ltd.	15,380	538,407
Okabe Co. Ltd.	21,800	138,164
Okamoto Industries, Inc.	6,360	218,338
Okamura Corp.	64,768	1,029,727
Okasan Securities Group, Inc. (b)	101,182	468,622
Oki Electric Industry Co. Ltd.	55,300	604,355
Okinawa Electric Power Co., Inc.	45,177	309,878
Okinawa Financial Group, Inc.	26,700	698,754
OKUMA Corp. (b)	26,400	604,205
Okumura Corp. (b)	16,800	538,064
Okuwa Co. Ltd.	3,900	24,480
One REIT, Inc.	540	324,691
Open Up Group, Inc.	47,177	580,109
Optex Group Co. Ltd.	20,900	298,602
Optorun Co. Ltd.	17,600	198,303
Oriental Shiraishi Corp.	111,200	320,758
Osaka Organic Chemical Industry Ltd.	24,400	515,476
Osaka Soda Co. Ltd. (b)	62,000	695,629
Osaka Steel Co. Ltd. (b)	6,400	109,595
OSAKA Titanium Technologies Co. Ltd. (b)	22,000	388,056
Osaki Electric Co. Ltd.	16,000	138,890
OSG Corp.	30,700	440,903
Oyo Corp.	22,400	437,277
Pacific Industrial Co. Ltd. (b)	36,900	664,118
Pacific Metals Co. Ltd.	7,399	99,799
Pack Corp.	32,300	262,888
PALTAC Corp.	4,900	153,651
Paramount Bed Holdings Co. Ltd.	26,200	643,979

See accompanying notes to financial statements.
171

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Pasona Group, Inc. (b)	13,700	$203,155
Pharma Foods International Co. Ltd.	13,600	76,525
Pigeon Corp.	63,400	761,779
PILLAR Corp. (b)	18,200	507,729
Pilot Corp.	16,300	529,776
Piolax, Inc. (b)	19,400	233,953
PKSHA Technology, Inc. (a) (b)	13,600	355,459
Plus Alpha Consulting Co. Ltd.	23,300	393,789
Press Kogyo Co. Ltd.	250,810	1,091,992
Prestige International, Inc. (b)	64,400	287,802
Prima Meat Packers Ltd.	17,900	285,435
Procrea Holdings, Inc.	5,930	69,786
Qol Holdings Co. Ltd.	13,700	186,365
Raito Kogyo Co. Ltd.	44,014	961,135
Raiznext Corp.	36,900	478,225
Raksul, Inc. (b)	27,100	218,730
Relo Group, Inc.	32,300	390,286
Rengo Co. Ltd.	43,300	274,105
RENOVA, Inc. (a)	55,000	350,442
ReproCELL, Inc. (a) (b)	49,000	64,367
Restar Corp.	13,700	243,972
Retail Partners Co. Ltd.	13,700	131,819
Rheon Automatic Machinery Co. Ltd.	13,700	130,613
Ricoh Leasing Co. Ltd.	7,700	304,486
Riken Keiki Co. Ltd. (b)	30,536	646,139
Riken Technos Corp.	55,100	470,095
Riken Vitamin Co. Ltd.	13,700	269,946
Ringer Hut Co. Ltd. (b)	17,600	272,667
Riso Kagaku Corp.	21,600	177,556
Rock Field Co. Ltd. (b)	17,600	174,707
Royal Holdings Co. Ltd. (b)	17,600	326,175
RS Technologies Co. Ltd.	9,400	235,819
Ryobi Ltd.	16,400	308,711
Ryoyo Ryosan Holdings, Inc. (b)	16,573	334,972
S Foods, Inc. (b)	17,600	323,792
Sagami Holdings Corp. (b)	25,600	321,376
Saizeriya Co. Ltd.	17,800	600,223
Sakai Chemical Industry Co. Ltd.	26,953	519,587
Sakai Moving Service Co. Ltd.	8,400	170,349
Sakata INX Corp.	26,400	415,972
Sakata Seed Corp.	19,200	473,873
Sakura Internet, Inc. (b)	8,700	186,742
Sala Corp.	45,300	336,180
San-A Co. Ltd.	24,100	454,471
San-Ai Obbli Co. Ltd.	45,600	646,246
SanBio Co. Ltd. (a) (b)	23,800	402,240
Sangetsu Corp.	38,500	809,442
San-In Godo Bank Ltd. (b)	91,300	851,272
Sanken Electric Co. Ltd. (a) (b)	15,018	731,147
Sanki Engineering Co. Ltd. (b)	28,300	944,707
Sankyo Tateyama, Inc.	31,200	140,066
Sanoh Industrial Co. Ltd. (b)	46,200	289,992
Sansan, Inc. (a)	72,800	941,024
Sanyo Chemical Industries Ltd. (b)	5,400	150,645
Security Description	Shares	Value
Sanyo Denki Co. Ltd.	15,000	$358,026
Sanyo Electric Railway Co. Ltd. (b)	7,800	111,440
Sanyo Trading Co. Ltd.	30,900	335,603
Sato Corp.	30,240	464,396
Sawai Group Holdings Co. Ltd. (b)	46,200	627,064
SBI ARUHI Corp.	17,600	97,364
Seikagaku Corp.	25,000	112,401
Seiko Group Corp.	11,800	522,545
Seiren Co. Ltd.	46,212	954,373
Sekisui Jushi Corp.	17,700	259,475
Sekisui Kasei Co. Ltd. (a)	25,600	62,056
Senshu Ikeda Holdings, Inc. (b)	159,660	701,624
Septeni Holdings Co. Ltd.	18,800	53,211
Seria Co. Ltd.	21,200	445,719
Shibaura Machine Co. Ltd.	9,300	265,112
Shibaura Mechatronics Corp.	3,400	301,127
Shibuya Corp.	17,600	406,974
Shikoku Bank Ltd.	24,000	246,850
Shikoku Electric Power Co., Inc.	109,700	976,778
Shikoku Kasei Holdings Corp. (b)	26,600	403,093
Shima Seiki Manufacturing Ltd. (b)	23,845	170,823
Shimadaya Corp.	4,000	48,454
Shinagawa Refractories Co. Ltd.	32,300	408,985
Shin-Etsu Polymer Co. Ltd.	25,200	326,422
Shinmaywa Industries Ltd.	26,000	326,045
Ship Healthcare Holdings, Inc.	34,100	526,907
Shizuoka Gas Co. Ltd.	30,800	243,797
Shochiku Co. Ltd. (b)	16,693	1,390,283
Shoei Co. Ltd. (b)	21,000	250,120
Shoei Foods Corp. (b)	7,200	204,273
Siix Corp.	24,100	221,116
Simplex Holdings, Inc. (b)	13,600	400,122
Sinfonia Technology Co. Ltd.	24,280	1,499,364
Sinko Industries Ltd.	49,600	434,254
Sintokogio Ltd.	39,200	267,288
SMS Co. Ltd.	26,500	279,741
Sodick Co. Ltd.	28,500	175,610
Solasto Corp.	51,200	169,528
Sotetsu Holdings, Inc.	44,000	793,987
Sourcenext Corp. (a) (b)	25,200	30,373
S-Pool, Inc.	29,800	69,413
St. Marc Holdings Co. Ltd.	9,400	178,981
Star Asia Investment Corp. REIT	2,610	1,065,667
Star Micronics Co. Ltd.	22,600	256,170
Starts Corp., Inc.	27,800	956,251
Starts Proceed Investment Corp. REIT	248	348,108
Starzen Co. Ltd.	32,300	262,669
Stella Chemifa Corp.	7,200	199,154
Studio Alice Co. Ltd. (b)	14,000	195,470
Sumida Corp.	21,700	159,571
Sumiseki Holdings, Inc.	16,200	66,145
Sumitomo Densetsu Co. Ltd.	18,500	800,454
Sumitomo Mitsui Construction Co. Ltd.	14,400	58,113
Sumitomo Osaka Cement Co. Ltd.	22,379	589,459

See accompanying notes to financial statements.
172

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Sumitomo Seika Chemicals Co. Ltd. (b)	2,400	$77,273
Sumitomo Warehouse Co. Ltd.	46,126	972,898
Sun Corp. (b)	5,300	294,275
Sun Frontier Fudousan Co. Ltd.	23,700	375,836
Sun-Wa Technos Corp.	23,400	420,831
SWCC Corp.	16,700	878,620
Syuppin Co. Ltd. (b)	23,400	193,145
T Hasegawa Co. Ltd. (b)	15,600	307,912
Tachi-S Co. Ltd.	22,900	305,003
Tadano Ltd.	74,000	523,364
Taihei Dengyo Kaisha Ltd.	37,500	530,944
Taikisha Ltd.	23,600	456,707
Takamatsu Construction Group Co. Ltd. (b)	7,900	184,548
Takaoka Toko Co. Ltd.	1,900	40,461
Takara Bio, Inc. (b)	24,100	152,089
Takara Holdings, Inc.	78,300	925,434
Takara Standard Co. Ltd. (b)	32,000	566,178
Takasago International Corp.	128,000	1,402,336
Takeuchi Manufacturing Co. Ltd.	24,500	859,329
Takuma Co. Ltd. (b)	40,300	612,338
Tamron Co. Ltd.	92,000	644,751
Tamura Corp. (b)	54,200	180,196
Tanseisha Co. Ltd.	26,000	247,527
Tayca Corp.	13,700	121,244
TechMatrix Corp.	28,600	418,877
Teijin Ltd. (b)	48,600	414,146
Teikoku Electric Manufacturing Co. Ltd.	3,600	78,004
Teikoku Sen-I Co. Ltd.	17,600	386,715
TerraSky Co. Ltd. (a)	3,000	41,826
Timee, Inc. (a) (b)	30,100	301,031
TKC Corp.	21,600	618,668
TKP Corp. (a) (b)	21,400	280,532
Toa Corp. (b)	38,800	549,613
TOA ROAD Corp. (b)	73,200	767,265
Toagosei Co. Ltd.	143,088	1,461,060
TOBISHIMA HOLDINGS, Inc.	13,610	200,346
TOC Co. Ltd.	83,360	456,071
Tocalo Co. Ltd.	36,900	543,687
Toho Bank Ltd. (b)	90,000	283,373
Toho Titanium Co. Ltd.	26,100	315,282
Tokai Carbon Co. Ltd.	142,100	991,530
TOKAI Holdings Corp.	49,600	349,620
Tokai Rika Co. Ltd.	21,900	396,969
Tokai Tokyo Financial Holdings, Inc. (b)	133,700	533,225
Tokushu Tokai Paper Co. Ltd.	15,300	161,096
Tokuyama Corp. (b)	29,100	724,126
Tokyo Kiraboshi Financial Group, Inc. (b)	9,400	459,546
Tokyo Steel Manufacturing Co. Ltd. (b)	55,375	546,682
Tokyotokeiba Co. Ltd.	8,900	324,820
Tokyu Construction Co. Ltd.	40,300	305,078
Tokyu REIT, Inc.	736	997,214
Security Description	Shares	Value
Tomoe Engineering Co. Ltd.	8,400	$95,896
TOMONY Holdings, Inc.	105,780	482,039
Topre Corp.	27,400	431,172
Topy Industries Ltd.	24,898	479,129
Torex Semiconductor Ltd.	21,700	244,058
Tosei REIT Investment Corp. (b)	234	235,450
Totetsu Kogyo Co. Ltd.	13,700	401,209
Towa Bank Ltd. (b)	30,800	207,509
Towa Corp.	15,300	221,391
Towa Pharmaceutical Co. Ltd. (b)	9,400	187,892
Toyo Construction Co. Ltd.	40,300	473,716
Toyo Corp.	5,668	61,330
Toyo Gosei Co. Ltd. (b)	2,000	84,910
Toyo Kanetsu KK	7,500	236,652
Toyo Tanso Co. Ltd. (b)	8,300	244,473
Toyobo Co. Ltd. (b)	42,778	329,340
TPR Co. Ltd. (b)	39,000	321,380
Transcosmos, Inc.	13,700	342,303
TRE Holdings Corp. (b)	46,739	492,123
Tri Chemical Laboratories, Inc. (b)	28,695	566,769
Trusco Nakayama Corp.	24,900	402,622
TS Tech Co. Ltd. (b)	26,200	330,061
TSI Holdings Co. Ltd. (b)	78,300	560,403
Tsubaki Nakashima Co. Ltd.	29,800	78,291
Tsubakimoto Chain Co.	62,700	912,363
Tsuburaya Fields Holdings, Inc.	15,900	243,746
Tsugami Corp.	40,300	650,541
Tsukishima Holdings Co. Ltd.	30,100	598,596
Tsukuba Bank Ltd. (b)	119,500	252,456
Tsurumi Manufacturing Co. Ltd. (b)	35,200	480,265
UACJ Corp.	86,800	944,494
UBE Corp. (b)	39,000	603,149
Uchida Yoko Co. Ltd.	6,800	555,750
Union Tool Co. (b)	7,200	373,443
Unipres Corp.	20,600	171,010
United Arrows Ltd.	13,600	192,740
United Super Markets Holdings, Inc.	38,100	248,694
Universal Entertainment Corp. (a) (b)	17,600	116,312
Ushio, Inc.	17,000	268,148
UT Group Co. Ltd.	38,000	703,470
V Technology Co. Ltd. (b)	3,872	90,190
Valor Holdings Co. Ltd.	36,800	724,613
Valqua Ltd. (b)	10,476	266,715
ValueCommerce Co. Ltd.	17,600	94,742
Vector, Inc.	20,600	155,666
Vision, Inc.	18,300	154,271
Vital KSK Holdings, Inc.	30,900	274,927
VT Holdings Co. Ltd.	91,300	304,776
Wacom Co. Ltd.	84,000	465,829
Wakachiku Construction Co. Ltd. (b)	3,800	133,541
Wakita & Co. Ltd.	17,600	221,184
Warabeya Nichiyo Holdings Co. Ltd.	17,600	351,917

See accompanying notes to financial statements.
173

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
WATAMI Co. Ltd.	19,000	$123,506
WDB Holdings Co. Ltd.	7,500	88,211
West Holdings Corp. (b)	18,100	240,091
World Co. Ltd. (b)	9,400	181,718
World Holdings Co. Ltd.	9,000	159,299
W-Scope Corp. (a) (b)	22,900	35,354
YAKUODO Holdings Co. Ltd.	7,700	120,543
YAMABIKO Corp. (b)	25,200	434,603
Yamae Group Holdings Co. Ltd.	9,400	180,763
Yamagata Bank Ltd.	15,600	179,149
Yamaichi Electronics Co. Ltd.	19,000	452,212
YA-MAN Ltd.	13,600	71,921
Yamanashi Chuo Bank Ltd.	25,100	544,710
Yamashin-Filter Corp.	32,400	158,616
Yamazen Corp.	54,900	518,945
Yellow Hat Ltd.	43,600	498,927
Yodogawa Steel Works Ltd.	106,500	936,747
Yokogawa Bridge Holdings Corp.	21,100	404,327
Yokowo Co. Ltd.	23,200	232,809
Yondoshi Holdings, Inc.	13,600	158,667
Yorozu Corp.	13,600	86,563
Yoshinoya Holdings Co. Ltd. (b)	32,300	658,313
Yuasa Trading Co. Ltd.	9,400	322,700
Yurtec Corp.	36,600	668,383
Zacros Corp.	30,000	215,729
Zenrin Co. Ltd.	50,365	365,584
ZERIA Pharmaceutical Co. Ltd.	25,100	344,501
ZIGExN Co. Ltd.	40,300	151,447
Zojirushi Corp.	26,500	292,122
		293,238,209
JERSEY — 0.0% *
Coinshares International Ltd.	17,230	258,310
LUXEMBOURG — 0.0% *
B&S Group SARL (d)	22,281	154,725
MALAYSIA — 0.0% *
Frencken Group Ltd.	238,500	260,848
MALTA — 0.0% *
Kambi Group PLC (a) (b)	13,652	170,122
MEXICO — 0.1%
Borr Drilling Ltd. (a) (b)	171,547	461,461
NETHERLANDS — 1.1%
Alfen NV (a) (b) (d)	33,496	379,803
AMG Critical Materials NV	25,338	853,865
Basic-Fit NV (a) (b) (d)	19,601	596,047
Brunel International NV (b)	20,448	195,094
Corbion NV (b)	31,552	607,265
Flow Traders Ltd. (a)	21,221	636,333
ForFarmers NV	11,568	61,641
Fugro NV	40,696	434,425
Havas NV	192,854	354,748
Koninklijke Heijmans NV Dutch Certificate	30,320	2,109,059
NSI NV REIT	18,872	472,319
Pharming Group NV (a)	449,346	656,281
Security Description	Shares	Value
Pharvaris NV (a)	23,358	$582,782
PostNL NV (b)	250,472	307,548
Sligro Food Group NV	8,025	99,574
TKH Group NV Dutch Certificate (b)	7,044	303,920
TomTom NV (a)	52,044	327,773
		8,978,477
NEW ZEALAND — 0.3%
Air New Zealand Ltd.	314,223	108,560
Channel Infrastructure NZ Ltd.	194,135	293,084
Fletcher Building Ltd. (a)	447,432	875,531
Gentrack Group Ltd. (a)	40,388	237,424
Ryman Healthcare Ltd. (a)	227,375	341,945
Summerset Group Holdings Ltd. (b)	101,053	626,664
		2,483,208
NORWAY — 1.4%
Aker Solutions ASA	102,200	306,463
Bluenord ASA	4,994	226,231
BW Offshore Ltd.	126,780	468,224
DNO ASA	406,310	625,074
Elkem ASA (d)	105,916	279,179
Elmera Group ASA (d)	71,319	243,381
Europris ASA (d)	100,042	1,014,678
FLEX LNG Ltd. (a) (e)	22,510	573,026
FLEX LNG Ltd. (a) (e)	10,000	252,000
Grieg Seafood ASA (a)	33,118	220,061
Hexagon Composites ASA (a)	63,314	69,039
Kid ASA (d)	16,150	241,170
Kitron ASA	204,622	1,195,600
LINK Mobility Group Holding ASA (a)	138,521	411,629
MPC Container Ships ASA	247,344	408,530
NEL ASA (a)	789,842	170,352
Norbit ASA	24,923	460,103
Norconsult Norge AS	58,757	279,717
Norwegian Air Shuttle ASA	289,121	460,870
Odfjell Drilling Ltd.	35,188	273,666
Opera Ltd. ADR	19,119	394,616
Pexip Holding ASA	42,134	260,967
PhotoCure ASA (a)	17,400	102,714
SATS ASA	70,395	267,391
SFL Corp. Ltd. (b)	74,132	558,214
SpareBank 1 Nord Norge	45,772	644,986
Stolt-Nielsen Ltd.	6,927	238,472
TGS ASA	56,705	419,982
Zaptec ASA (a)	81,699	248,918
		11,315,253
PORTUGAL — 0.2%
Altri SGPS SA (b)	142,402	838,285
Mota-Engil SGPS SA	46,220	276,973
		1,115,258
SINGAPORE — 1.1%
AEM Holdings Ltd. (a)	214,924	303,414

See accompanying notes to financial statements.
174

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
AIMS APAC REIT	463,604	$489,064
CapitaLand China Trust REIT (b)	1,098,934	673,408
Capitaland India Trust	521,700	485,604
CDL Hospitality Trusts REIT (b)	818,980	511,386
Digital Core REIT Management Pte. Ltd.	291,600	138,510
ESR-REIT	222,441	483,117
Ezion Holdings Ltd. (a) (c)	4,945,500	—
Ezra Holdings Ltd. (a) (b) (c)	1,331,411	—
Far East Hospitality Trust REIT	512,000	240,273
Guan Chao Holdings Ltd. (a)	520,000	390,982
Hyflux Ltd. (a) (b) (c)	33,300	—
IGG, Inc.	506,000	292,659
Jinhai Medical Technology Ltd. (a)	1,785,000	215,657
Lendlease Global Commercial REIT (b)	1,994,297	966,829
Manulife U.S. Real Estate Investment Trust (a)	3,385,055	257,264
Midas Holdings Ltd. (a) (b) (c)	1,078,700	—
Nanofilm Technologies International Ltd.	272,900	162,995
Parkway Life Real Estate Investment Trust	92,000	294,012
Prestige Biopharm Ltd. (a)	13,434	126,101
Prime U.S. REIT	535,970	105,586
Propnex Ltd.	174,900	316,101
Raffles Medical Group Ltd.	594,274	451,744
Singapore Post Ltd. (b)	1,156,900	376,899
Starhill Global REIT	1,243,507	544,975
Swiber Holdings Ltd. (a) (b) (c)	200,200	—
Technics Oil & Gas Ltd. (a) (c)	1,254	—
UMS Integration Ltd. (b)	603,392	650,570
		8,477,150
SOUTH AFRICA — 0.1%
Great Basin Gold Ltd. (a) (c)	266,255	—
Karooooo Ltd.	6,000	342,720
Scatec ASA (a) (d)	66,179	651,655
		994,375
SOUTH KOREA — 10.5%
Advanced Nano Products Co. Ltd.	4,291	138,543
Advanced Process Systems Corp.	9,271	128,983
Ahnlab, Inc.	3,379	145,222
Air Busan Co. Ltd. (a)	27,388	37,694
Amorepacific Holdings Corp.	9,696	184,169
Ananti, Inc. (a)	24,791	160,438
APAM Corp. (a) (c)	6,724	—
Aprogen, Inc. (a)	84,995	39,679
AptaBio Therapeutics, Inc. (a)	13,070	75,548
Asiana Airlines, Inc. (a)	18,175	120,083
BGF Co. Ltd.	33,134	92,810
BGF retail Co. Ltd.	2,101	161,725
BH Co. Ltd.	19,161	235,168
BHI Co. Ltd. (a)	10,955	368,537
Binex Co. Ltd. (a)	18,657	217,280
Binggrae Co. Ltd.	4,759	254,392
Security Description	Shares	Value
Bioneer Corp. (a)	11,268	$112,194
BNC Korea Co. Ltd. (a)	20,780	74,201
Boditech Med, Inc.	12,044	119,577
Boryung	31,505	195,805
BSJ Holdings, Inc. (a)	33,459	2,385
Bukwang Pharmaceutical Co. Ltd. (a)	26,689	67,148
Cafe24 Corp. (a)	15,325	452,197
Caregen Co. Ltd.	8,402	374,274
Chabiotech Co. Ltd. (a)	42,557	336,076
Cheryong Electric Co. Ltd.	3,428	80,383
Chong Kun Dang Pharmaceutical Corp.	6,070	355,188
CJ CGV Co. Ltd. (a)	58,858	205,555
CJ ENM Co. Ltd. (a)	3,213	162,820
CJ Logistics Corp.	5,249	315,004
Clobot Co. Ltd. (a)	12,981	265,532
CMG Pharmaceutical Co. Ltd. (a)	55,706	72,816
CNK International Co. Ltd. (a) (c)	16,071	—
Com2uSCorp	7,855	204,626
Cosmax, Inc.	6,531	998,467
Cosmecca Korea Co. Ltd.	3,382	176,446
CosmoAM&T Co. Ltd. (a)	14,568	402,345
Cosmochemical Co. Ltd. (a)	17,431	183,000
Creative & Innovative System (a)	31,587	145,885
CS Wind Corp.	13,103	391,302
Cuckoo Homesys Co. Ltd.	7,751	144,739
Curiox Biosystems Co. Ltd. (a)	7,291	350,247
D&D PharmaTech, Inc. (a)	4,331	620,456
Daea TI Co. Ltd. (a)	39,207	125,609
Daeduck Electronics Co. Ltd.	33,664	677,815
Daejoo Electronic Materials Co. Ltd.	6,149	289,251
Daesang Corp.	19,746	309,620
Daewon Pharmaceutical Co. Ltd.	14,346	134,150
Daewoong Co. Ltd.	24,653	385,684
Daewoong Pharmaceutical Co. Ltd.	4,650	444,104
Daishin Securities Co. Ltd. Preference Shares	63,552	928,560
Danal Co. Ltd. (a)	28,146	198,600
Daou Technology, Inc.	22,095	577,946
Dawonsys Co. Ltd. (a)	27,446	96,830
DB HiTek Co. Ltd.	32,630	1,320,968
Dentium Co. Ltd.	6,216	248,543
Devsisters Co. Ltd. (a)	5,341	189,003
DI Dong Il Corp.	8,333	121,160
DIO Corp. (a)	5,586	69,474
DL Holdings Co. Ltd.	9,696	242,910
DMS Co. Ltd.	42,351	191,071
Dong-A Socio Holdings Co. Ltd.	5,157	425,630
Dong-A ST Co. Ltd.	5,681	184,434
Dongjin Semichem Co. Ltd.	25,278	741,377
DongKook Pharmaceutical Co. Ltd.	19,021	255,954
Dongkuk CM Co. Ltd.	9,538	36,845
Dongkuk Steel Mill Co. Ltd.	18,498	120,767

See accompanying notes to financial statements.
175

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Dongsuh Cos., Inc.	30,350	$581,886
Dongsung Finetec Co. Ltd.	11,185	241,948
Dongwha Enterprise Co. Ltd. (a)	6,846	42,743
Dongwha Pharm Co. Ltd.	36,053	163,428
Dongwon Industries Co. Ltd.	1,992	64,528
Doosan Fuel Cell Co. Ltd. (a)	12,490	253,708
Doosan Tesna, Inc.	7,104	201,771
DoubleUGames Co. Ltd.	9,178	340,156
Douzone Bizon Co. Ltd.	8,314	526,791
Dreamtech Co. Ltd.	40,997	178,241
Duk San Neolux Co. Ltd. (a)	5,939	199,794
E Investment&Development Co. Ltd. (a)	54,672	1,286
Echo Marketing, Inc.	63,769	582,218
Eco&Dream Co. Ltd. (a)	9,625	129,655
Ecopro HN Co. Ltd.	5,208	83,518
E-MART, Inc.	10,873	585,091
EM-Tech Co. Ltd. (a)	17,254	117,195
Enchem Co. Ltd. (a)	9,365	477,912
ENF Technology Co. Ltd.	25,152	994,930
Enplus Co. Ltd. (a)	36,484	13,288
Eoflow Co. Ltd. (a)	15,898	16,883
Eone Diagnomics Genome Center Co. Ltd. (a)	191,563	56,661
E-TRON Co. Ltd. (a)	400,758	1,428
Eubiologics Co. Ltd. (a)	16,540	152,545
Eugene Corp.	56,460	137,624
Eugene Investment & Securities Co. Ltd.	131,503	344,445
Eugene Technology Co. Ltd.	4,982	248,203
F&F Co. Ltd.	4,375	195,512
Fadu, Inc. (a)	13,898	218,913
Fine M-Tec Co. Ltd. (a)	13,798	110,341
Foosung Co. Ltd. (a)	49,604	205,409
FutureChem Co. Ltd. (a)	10,720	139,057
GC Cell Corp. (a)	6,220	84,053
GemVax & Kael Co. Ltd. (a)	12,718	456,853
GeneOne Life Science, Inc. (a)	52,815	83,756
Genexine, Inc. (a)	20,702	81,448
Genomictree, Inc. (a)	11,106	175,331
GI Innovation, Inc. (a)	34,074	450,985
GOLFZON Co. Ltd.	2,089	90,078
Gradiant Corp.	6,518	67,036
Grand Korea Leisure Co. Ltd.	17,977	202,442
Gravity Co. Ltd. ADR (a)	1,540	98,560
Green Cross Holdings Corp.	17,199	192,455
GS Engineering & Construction Corp.	46,148	605,198
GS P&L Co. Ltd. (a)	1,683	59,197
GS Retail Co. Ltd.	6,989	82,938
G-SMATT GLOBAL Co. Ltd. (a) (c)	4,929	—
HAESUNG DS Co. Ltd.	18,684	410,154
Han Kuk Carbon Co. Ltd.	18,527	431,797
Hana Tour Service, Inc.	6,488	232,135
Hanall Biopharma Co. Ltd. (a)	18,473	432,513
Hancom, Inc.	13,065	238,384
Security Description	Shares	Value
Handsome Co. Ltd.	13,580	$146,732
Hanil Cement Co. Ltd.	13,197	180,124
Hanjin Logistics Corp.	5,215	75,267
Hanjin Shipping Co. Ltd. (a) (c)	1,732	—
Hankook & Co. Co. Ltd.	17,162	281,334
Hanon Systems (a)	69,303	150,653
Hansae Co. Ltd.	11,502	87,143
Hansol Chemical Co. Ltd.	4,519	673,156
Hansol Paper Co. Ltd.	29,871	180,752
Hanwha General Insurance Co. Ltd. (a)	53,872	215,404
Hanwha Investment & Securities Co. Ltd. (a)	103,446	469,656
Harim Holdings Co. Ltd.	76,124	398,240
HD Hyundai Construction Equipment Co. Ltd.	8,695	575,721
HDC Holdings Co. Ltd.	18,341	227,457
HDC Hyundai Development Co-Engineering & Construction	17,319	251,197
HFR, Inc. (a)	4,546	48,212
HK inno N Corp.	14,721	465,851
HL Holdings Corp.	2,998	84,509
HL Mando Co. Ltd.	10,313	246,974
HLB Global Co. Ltd. (a)	30,885	44,906
Hlb Pharma Ceutical Co. Ltd. (a)	14,670	141,153
HLB Therapeutics Co. Ltd. (a)	30,143	64,774
Homecast Co. Ltd. (a)	22,468	32,508
Hotel Shilla Co. Ltd. (a)	6,976	255,562
HPSP Co. Ltd.	18,212	438,085
HS Hyosung Advanced Materials Corp.	3,546	455,176
HS Industries Co. Ltd.	42,240	118,165
Humasis Co. Ltd. (a)	57,764	54,262
Humedix Co. Ltd.	1,394	53,453
Huons Co. Ltd.	5,493	116,472
Huons Global Co. Ltd.	2,833	92,680
Hyosung Chemical Corp. (a)	1,903	52,761
Hyosung TNC Corp.	3,269	498,604
HYULIM A-TECH Co. Ltd. (a)	13,383	4,550
Hyundai Bioland Co. Ltd.	27,477	96,254
Hyundai Bioscience Co. Ltd. (a)	56,286	213,422
HYUNDAI Corp.	2,845	42,886
Hyundai Department Store Co. Ltd.	4,992	314,880
Hyundai GF Holdings	28,214	161,476
Hyundai Green Food	14,471	156,463
Hyundai Home Shopping Network Corp.	1,941	75,673
Il Dong Pharmaceutical Co. Ltd. (a)	11,088	234,318
Iljin Electric Co. Ltd.	11,554	290,693
Ilyang Pharmaceutical Co. Ltd.	8,503	79,088
iM Financial Group Co. Ltd.	114,536	1,123,278
InBody Co. Ltd.	10,282	214,353
Innocean Worldwide, Inc.	13,757	178,452
InnoWireless Co. Ltd.	5,617	82,270
Innox Advanced Materials Co. Ltd.	7,296	122,722

See accompanying notes to financial statements.
176

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Insun ENT Co. Ltd. (a)	46,207	$148,035
Intellian Technologies, Inc.	4,210	141,479
Interojo Co. Ltd.	5,130	65,850
iNtRON Biotechnology, Inc.	16,255	43,330
Inventage Lab, Inc. (a)	6,908	228,699
IS Dongseo Co. Ltd.	6,243	81,072
ISC Co. Ltd.	2,454	136,076
ISU Specialty Chemical (a)	10,380	343,645
Jahwa Electronics Co. Ltd. (a)	28,219	403,258
Jeju Air Co. Ltd. (a)	24,934	113,736
Jenax, Inc. (a) (c)	1,564	—
JETEMA Co. Ltd. (a)	14,859	65,979
Jin Air Co. Ltd. (a)	26,610	150,589
Joongang Advanced Materials Co. Ltd. (a)	27,659	46,524
Jusung Engineering Co. Ltd.	19,070	419,987
JW Pharmaceutical Corp.	8,262	125,133
KC Co. Ltd.	7,568	141,052
KEPCO Plant Service & Engineering Co. Ltd.	17,971	610,326
KG Dongbusteel	22,482	84,445
KG Eco Solution Co. Ltd.	13,186	53,099
Kginicis Co. Ltd.	19,360	146,264
KH FEELUX Co. Ltd. (a)	13,755	12,999
KH Vatec Co. Ltd.	8,372	72,678
KINX, Inc.	5,734	392,743
KMW Co. Ltd. (a)	17,997	150,590
Koh Young Technology, Inc.	28,355	292,028
Kolmar BNH Co. Ltd.	34,235	368,446
Kolmar Korea Co. Ltd.	10,855	601,917
Kolon Industries, Inc.	11,089	268,719
KoMiCo Ltd.	2,962	205,623
Komipharm International Co. Ltd. (a)	18,629	83,648
KONA I Co. Ltd.	7,895	269,253
Korea Electric Terminal Co. Ltd.	7,133	311,136
Korea Electronic Power Industrial Development Co. Ltd.	27,877	233,459
Korea Line Corp. (a)	110,045	135,061
Korea Petrochemical Ind Co. Ltd.	3,137	255,557
Korea United Pharm, Inc.	8,897	119,341
Korean Reinsurance Co.	174,322	1,354,271
Kukdo Chemical Co. Ltd.	2,743	68,719
Kumho Tire Co., Inc. (a)	63,198	212,830
L&C Bio Co. Ltd.	7,721	297,163
LabGenomics Co. Ltd. (a)	23,802	39,358
Lake Materials Co. Ltd.	18,918	164,903
LB Semicon, Inc. (a)	12,449	45,784
LEMON Co. Ltd. (a)	2,260	10,019
LF Corp.	2,847	35,510
Lotte Chilsung Beverage Co. Ltd.	3,315	272,420
Lotte Energy Materials Corp. (a)	10,647	171,499
LOTTE Fine Chemical Co. Ltd.	16,854	556,174
Lotte Tour Development Co. Ltd. (a)	25,580	309,210
Lotte Wellfood Co. Ltd.	2,305	189,092
Security Description	Shares	Value
LS Materials Ltd. (a)	21,110	$144,289
Lunit, Inc. (a)	11,465	325,225
LX International Corp.	28,214	642,484
LX Semicon Co. Ltd.	6,004	233,219
Magnachip Semiconductor Corp. (a)	28,251	88,426
Mcnex Co. Ltd.	5,807	121,475
Medipost Co. Ltd. (a)	16,380	158,891
MedPacto, Inc. (a)	20,316	61,105
Medytox, Inc.	3,417	291,762
MegaStudyEdu Co. Ltd.	5,736	186,015
Mezzion Pharma Co. Ltd. (a)	11,681	541,153
Misto Holdings Corp.	31,460	864,390
Miwon Commercial Co. Ltd.	1,142	122,091
Modetour Network, Inc.	8,070	70,114
Myoung Shin Industrial Co. Ltd.	12,632	76,257
Namhae Chemical Corp.	24,587	116,534
Namsun Aluminum Co. Ltd. (a)	38,972	30,304
Naturecell Co. Ltd. (a)	34,952	509,439
Neowiz (a)	11,236	204,611
NEPES Corp. (a)	12,194	131,670
NEXTIN, Inc.	4,198	148,107
NHN Corp.	19,515	375,543
NHN KCP Corp.	16,835	224,139
NICE Holdings Co. Ltd.	5,822	57,015
NICE Information Service Co. Ltd.	32,728	324,936
NKMax Co. Ltd. (a) (c)	39,090	14,070
NongShim Co. Ltd.	1,202	369,668
OCI Holdings Co. Ltd.	3,265	205,713
OliX Pharmaceuticals, Inc. (a)	5,969	404,159
OQP Bio, Inc. (a) (c)	33,459	—
Orion Holdings Corp.	15,173	219,530
Orum Therapeutics, Inc. (a)	12,153	290,172
Oscotec, Inc. (a)	15,005	501,040
Otoki Corp.	1,522	445,302
Pan Ocean Co. Ltd.	88,289	242,896
Paradise Co. Ltd.	30,295	455,596
Park Systems Corp.	2,322	428,636
Partron Co. Ltd.	8,016	36,851
Pearl Abyss Corp. (a)	20,054	506,692
People & Technology, Inc.	10,306	250,846
Pharmicell Co. Ltd.	45,935	388,944
PI Advanced Materials Co. Ltd.	10,723	126,103
POLUS BioPharm, Inc. (a) (c)	21,662	—
Posco M-Tech Co. Ltd.	26,265	245,980
Power Logics Co. Ltd. (a)	16,519	47,860
Prestige Biologics Co. Ltd. (a)	13,667	31,853
PSK, Inc.	25,251	589,409
RFHIC Corp.	5,896	124,808
Robotis Co. Ltd. (a)	5,003	573,025
S&S Tech Corp.	5,339	188,171
Sam-A Aluminum Co. Ltd.	4,293	62,113
Sambu Engineering & Construction Co. Ltd. (a)	76,746	18,981
Samjin Pharmaceutical Co. Ltd.	12,228	167,421

See accompanying notes to financial statements.
177

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Samsung Pharmaceutical Co. Ltd. (a)	47,114	$54,231
Samwha Capacitor Co. Ltd.	3,784	86,708
Samyang Holdings Corp.	4,803	318,363
Sang-A Frontec Co. Ltd.	4,006	45,483
SD Biosensor, Inc.	48,716	344,784
SeAH Besteel Holdings Corp.	8,527	153,152
Sebang Global Battery Co. Ltd.	2,788	126,777
Seegene, Inc.	18,465	325,725
Seobu T&D	20,279	141,933
Seojin System Co. Ltd. (a)	54,445	828,481
Seoul Semiconductor Co. Ltd. (a)	28,566	127,453
SFA Engineering Corp.	23,530	398,302
SFA Semicon Co. Ltd. (a)	32,188	93,945
SGC Energy Co. Ltd.	4,826	78,940
Shin Poong Pharmaceutical Co. Ltd. (a)	17,063	162,233
Shinsegae International, Inc.	6,656	48,436
Shinsung Delta Tech Co. Ltd.	7,736	305,459
Shinsung E&G Co. Ltd. (a)	246,481	301,810
SIMMTECH Co. Ltd.	9,524	291,208
SK Chemicals Co. Ltd.	4,649	191,851
SK Discovery Co. Ltd.	4,747	182,362
SK Eternix Co. Ltd. (a)	15,460	238,558
SK IE Technology Co. Ltd. (a) (d)	21,666	409,215
SK Networks Co. Ltd.	90,805	287,356
SK oceanplant Co. Ltd. (a)	11,668	203,746
SK Securities Co. Ltd.	369,167	182,340
SL Corp.	7,912	191,167
Solid, Inc.	17,526	78,196
SOLUM Co. Ltd. (a)	17,685	219,826
Solus Advanced Materials Co. Ltd.	21,124	115,327
Songwon Industrial Co. Ltd.	18,331	128,822
Soop Co. Ltd.	6,021	321,852
Soulbrain Co. Ltd.	1,088	223,718
Soulbrain Holdings Co. Ltd.	5,105	154,636
ST Pharm Co. Ltd.	9,498	605,874
STIC Investments, Inc.	17,492	133,024
Sungshin Cement Co. Ltd.	18,222	126,757
Synopex, Inc. (a)	42,702	206,959
Taekwang Industrial Co. Ltd.	463	280,496
Taesung Co. Ltd. (a)	3,817	71,005
TCC Steel	12,054	136,086
TechWing, Inc.	40,031	1,677,647
TKG Huchems Co. Ltd.	25,117	316,860
Tokai Carbon Korea Co. Ltd.	1,982	247,211
TomoCube, Inc. (a)	6,943	240,497
Tovis Co. Ltd.	9,673	113,824
TSE Co. Ltd.	2,854	108,420
TY Holdings Co. Ltd. (a)	24,835	51,775
Unid Co. Ltd.	4,003	200,000
Union Semiconductor Equipment & Materials Co. Ltd.	60,751	453,343
Unison Co. Ltd. (a)	206,290	156,146
UTI, Inc. (a)	4,777	84,778
Value Added Technology Co. Ltd.	4,030	63,622
Security Description	Shares	Value
Vaxcell-Bio Therapeutics Co. Ltd. (a)	9,693	$63,558
Voronoi, Inc. (a)	5,205	602,838
VT Co. Ltd. (a)	11,795	255,143
Vuno, Inc. (a)	7,427	123,867
Webzen, Inc.	13,636	126,928
Wellbiotec Co. Ltd. (a)	54,639	21,224
Wemade Co. Ltd. (a)	11,001	208,957
WiSoL Co. Ltd.	6,658	27,333
Won Tech Co. Ltd.	47,479	322,832
Wonik Holdings Co. Ltd. (a)	102,896	1,074,392
WONIK IPS Co. Ltd.	20,007	670,203
Woojeon Co. Ltd. (a) (c)	76	—
Woori Technology Investment Co. Ltd. (a)	85,863	737,429
Woori Technology, Inc. (a)	114,839	331,491
YG Entertainment, Inc.	6,888	479,639
Young Poong Corp.	7,048	233,837
Youngone Corp.	5,921	273,884
Yuanta Securities Korea Co. Ltd.	90,013	236,091
Yungjin Pharmaceutical Co. Ltd. (a)	54,851	76,390
Zinus, Inc.	5,022	56,518
		82,728,420
SPAIN — 1.0%
Abengoa SA Class B (a) (c)	12,105,124	—
Aedas Homes SA (d)	15,120	376,639
Amper SA (a) (b)	1,231,583	195,071
Atalaya Mining Copper SA	42,879	361,941
Atresmedia Corp. de Medios de Comunicacion SA (b)	60,981	401,255
Audax Renovables SA (a) (b)	94,828	148,638
Befesa SA (d)	19,481	659,237
eDreams ODIGEO SA (a)	33,508	321,668
Ence Energia y Celulosa SA (b)	64,592	214,329
Faes Farma SA	238,775	1,196,591
Global Dominion Access SA (b) (d)	50,534	194,164
Let's GOWEX SA (a) (b) (c)	9,561	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	141,354	214,257
Neinor Homes SA (d)	28,705	584,850
Obrascon Huarte Lain SA (a)	208,120	107,965
Pharma Mar SA (a)	7,386	786,711
Prosegur Cash SA (d)	246,475	220,681
Solaria Energia y Medio Ambiente SA (a)	53,373	683,261
Talgo SA (a) (b) (d)	46,614	150,348
Tecnicas Reunidas SA (a)	21,770	677,863
Tubacex SA (b)	96,901	401,921
		7,897,390
SWEDEN — 5.1%
AcadeMedia AB (d)	61,030	633,330
Addnode Group AB (b)	59,763	667,203
AFRY AB (b)	49,442	850,572
Alimak Group AB (d)	47,612	783,653

See accompanying notes to financial statements.
178

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Alleima AB (b)	111,975	$848,286
Ambea AB (d)	31,331	452,721
Apotea AB (a)	39,192	373,456
AQ Group AB	13,541	259,011
Arjo AB Class B	136,122	477,037
Atea ASA	16,984	244,773
Attendo AB (d)	57,595	431,728
BHG Group AB (a)	51,528	149,789
BICO Group AB (a)	44,788	94,337
BioGaia AB Class B	63,072	718,899
Bonava AB Class B (a)	213,366	273,142
BoneSupport Holding AB (a) (d)	30,004	930,896
Boozt AB (a) (b) (d)	23,633	243,489
Bravida Holding AB (d)	114,780	1,119,719
Bufab AB	132,687	1,246,582
Byggmax Group AB	37,080	224,725
Cellavision AB (b)	19,939	365,915
Cibus Nordic Real Estate AB publ (b)	51,804	933,894
Cint Group AB (a)	131,348	86,308
Cloetta AB Class B	129,825	468,221
Coor Service Management Holding AB (d)	51,531	264,748
Creades AB Class A	23,424	187,290
Dios Fastigheter AB (b)	82,038	569,593
Dometic Group AB (d)	110,473	576,732
Duni AB (b)	19,881	206,523
Dustin Group AB (a) (b) (d)	203,280	36,419
Dynavox Group AB (a)	46,676	567,253
Electrolux AB Class B (a)	75,132	409,647
Electrolux Professional AB Class B (b)	96,885	624,260
Elekta AB Class B	90,587	457,505
Embracer Group AB (a)	65,945	730,611
Eolus AB Class B (b)	12,860	57,497
Fagerhult Group AB	42,340	184,124
Granges AB	60,042	745,649
Hansa Biopharma AB (a) (b)	36,078	151,369
Haypp Group AB (a)	13,580	236,799
Hexatronic Group AB (a) (b)	85,625	174,298
Hoist Finance AB (d)	86,585	916,014
Humana AB	15,460	68,546
Instalco AB (b)	159,666	432,902
Intellego Technologies AB (a) (b)	16,825	267,981
Intrum AB (a)	50,813	281,265
INVISIO AB	20,484	686,060
Inwido AB	36,527	691,306
JM AB (b)	26,142	390,528
KNOW IT AB	26,756	294,156
Lindab International AB (b)	40,896	861,829
Medcap AB (a)	4,815	289,255
MEKO AB (b)	17,413	150,152
Mildef Group AB (b)	24,068	519,996
MIPS AB	12,482	452,559
Modern Times Group MTG AB Class B (a)	58,714	687,955
Security Description	Shares	Value
NCAB Group AB (a)	140,578	$735,990
NCC AB Class B	47,254	1,086,253
New Wave Group AB Class B (b)	103,800	1,212,919
Nobia AB (a)	249,164	123,667
Nolato AB Class B	100,386	628,673
Note AB	20,294	386,672
NP3 Fastigheter AB (b)	21,552	576,318
Nyfosa AB	33,949	296,171
Ovzon AB (a)	34,263	140,074
OW Bunker AS (a) (c)	983	—
Paradox Interactive AB	18,327	341,009
Platzer Fastigheter Holding AB Class B	49,214	361,056
PowerCell Sweden AB (a) (b)	40,713	136,012
Ratos AB Class B	112,815	442,139
RaySearch Laboratories AB (b)	17,309	463,777
Re:NewCell AB (a) (b)	21,307	12,007
Rvrc Holding AB	20,493	107,857
Samhallsbyggnadsbolaget i Norden AB (a) (b)	1,155,015	630,738
Scandi Standard AB	34,216	343,430
Scandic Hotels Group AB (d)	25,900	244,815
Sdiptech AB Class B (a) (b)	15,904	293,726
Sedana Medical AB (a)	56,181	76,341
SkiStar AB (b)	25,471	426,543
Smart Eye AB (a) (b)	12,709	116,481
Stillfront Group AB (a)	260,485	176,286
Storskogen Group AB Class B	713,026	726,892
Storytel AB	29,451	254,582
Surgical Science Sweden AB (a) (b)	34,688	324,378
Svolder AB Class B (b)	64,372	370,281
SwedenCare AB (b)	49,239	177,740
Synsam AB	37,651	230,587
Troax Group AB	17,444	255,212
Truecaller AB Class B (b)	124,134	547,477
Verve Group SE (a) (b)	25,565	66,705
Vestum AB (a) (b)	98,502	91,117
Viaplay Group AB (a) (b)	1,173,267	163,420
Vimian Group AB (a)	76,687	232,219
Vitec Software Group AB Class B (b)	19,260	678,649
Vitrolife AB	17,794	245,386
VNV Global AB (a) (b)	74,790	205,322
Xvivo Perfusion AB (a) (b)	13,775	253,674
Zinzino AB Class B (b)	15,442	229,863
		40,460,965
SWITZERLAND — 1.1%
ADC Therapeutics SA (a)	76,900	307,600
Arbonia AG (b)	23,870	156,303
Ascom Holding AG	46,696	204,825
Autoneum Holding AG	2,075	409,967
Basilea Pharmaceutica Ag Allschwil (a)	4,167	247,721
Bystronic AG (b)	311	119,412
Cicor Technologies Ltd. (a)	1,447	332,811

See accompanying notes to financial statements.
179

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Coltene Holding AG (b)	2,683	$150,732
Comet Holding AG	3,330	805,244
DocMorris AG (a)	47,473	350,834
Forbo Holding AG	286	260,605
Idorsia Ltd. (a) (b)	78,059	423,333
Implenia AG	9,649	807,671
Intershop Holding AG	2,158	425,281
Komax Holding AG (a) (b)	3,827	333,807
Kongsberg Automotive ASA (a)	1,144,055	186,208
Kuros Biosciences AG (a)	11,538	369,204
Leonteq AG (b)	4,285	94,355
Medmix AG (d)	15,957	179,294
Meyer Burger Technology AG (a)	168	159
Mobilezone Holding AG (b)	25,584	359,491
Orior AG (a) (b)	7,666	116,004
Rieter Holding AG (b)	1,701	13,960
Schweiter Technologies AG	405	146,597
SEALSQ Corp. (a) (b)	70,100	262,174
Sensirion Holding AG (a) (d)	4,735	356,471
u-blox Holding AG (a)	3,179	536,992
Vetropack Holding AG	7,036	208,697
Zehnder Group AG	3,362	289,445
		8,455,197
TANZANIA, UNITED REPUBLIC OF — 0.1%
Helios Towers PLC (a)	353,817	709,726
THAILAND — 0.0% *
Valeura Energy, Inc. (a)	47,443	246,183
UNITED KINGDOM — 7.0%
4imprint Group PLC	16,520	718,354
AG Barr PLC	70,703	635,829
Alfa Financial Software Holdings PLC (d)	79,312	248,783
Alphawave IP Group PLC (a) (b)	197,133	494,953
AO World PLC (a)	187,331	261,778
Ashmore Group PLC	67,833	162,733
ASOS PLC (a) (b)	30,744	115,476
Aston Martin Lagonda Global Holdings PLC (a) (b) (d)	191,105	211,995
Auction Technology Group PLC (a)	50,396	218,463
Autolus Therapeutics PLC ADR (a) (b)	83,118	135,482
Avon Technologies PLC	19,328	552,932
Bicycle Therapeutics PLC ADR (a) (b)	30,359	234,979
Bodycote PLC	98,327	852,480
Breedon Group PLC	37,565	181,654
Bytes Technology Group PLC (b)	123,325	658,460
Capita PLC (a)	59,765	259,881
Card Factory PLC	233,532	320,052
Chemring Group PLC	118,011	935,758
Clarkson PLC	17,682	873,621
Close Brothers Group PLC (a)	58,270	387,523
CLS Holdings PLC REIT (b)	175,566	142,286
CMC Markets PLC (d)	124,395	401,083
Coats Group PLC	663,051	743,563
Security Description	Shares	Value
Compass Pathways PLC ADR (a) (b)	80,036	$458,606
Costain Group PLC	367,502	667,912
Crest Nicholson Holdings PLC	143,784	314,744
Currys PLC	560,513	1,054,163
Custodian Property Income REIT PLC	142,654	155,559
DiscoverIE Group PLC	68,766	549,904
Domino's Pizza Group PLC	86,790	232,631
Dowlais Group PLC	276,145	297,036
Dr. Martens PLC	195,313	261,231
Ecora Resources PLC	204,078	232,980
Elementis PLC	306,468	670,034
Empiric Student Property PLC REIT	648,366	808,271
Endava PLC ADR (a) (b)	22,084	200,964
EnQuest PLC	828,409	130,707
Essentra PLC	171,337	248,193
Evoke PLC (a) (b)	152,100	106,682
FDM Group Holdings PLC	69,784	123,258
Firstgroup PLC	378,230	1,148,738
Forterra PLC (d)	227,993	574,584
Funding Circle Holdings PLC (a) (b) (d)	102,145	170,791
Future PLC	50,454	444,900
Galliford Try Holdings PLC	38,938	275,731
Genuit Group PLC	125,863	622,703
Global Ship Lease, Inc. Class A	8,598	263,959
Goodwin PLC	1,719	317,046
Great Portland Estates PLC REIT	208,224	892,824
Gym Group PLC (a) (d)	185,570	369,739
Halfords Group PLC	100,082	192,672
Hays PLC	799,844	605,156
Helical PLC REIT	83,761	231,165
Hilton Food Group PLC	61,681	554,694
Hollywood Bowl Group PLC	86,997	295,727
Hunting PLC	79,970	364,428
Ibstock PLC (d)	241,022	451,670
Immunocore Holdings PLC ADR (a) (b)	33,763	1,226,610
IntegraFin Holdings PLC	185,856	868,224
IP Group PLC (a)	547,876	396,079
J D Wetherspoon PLC	90,036	826,053
John Wood Group PLC (a) (b)	331,977	82,413
Johnston Press PLC (a) (c)	358	—
Jupiter Fund Management PLC	300,373	582,303
Kainos Group PLC	41,811	531,641
Keller Group PLC	62,376	1,266,323
Kier Group PLC	209,542	622,022
Lancashire Holdings Ltd.	148,712	1,351,374
Launchmycareer Holdings PLC (a) (c)	399,295	40,316
Lb-shell PLC (a) (c)	571	—
Luceco PLC (b) (d)	110,822	190,670
Marshalls PLC	116,775	284,233
Marston's PLC (a)	631,276	333,568
Mears Group PLC	33,180	142,939

See accompanying notes to financial statements.
180

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Mereo Biopharma Group PLC ADR (a) (b)	132,701	$273,364
Metro Bank Holdings PLC (a)	158,744	259,015
Mobico Group PLC (a)	417,892	161,688
Molten Ventures PLC (a)	69,394	360,608
MONY Group PLC	314,518	839,218
Moonpig Group PLC	131,979	403,326
Morgan Advanced Materials PLC	199,705	591,476
NCC Group PLC (b)	224,837	447,371
Ninety One PLC	111,744	306,587
On the Beach Group PLC (d)	86,977	259,361
Oxford Biomedica PLC (a) (b)	39,068	293,482
Oxford Instruments PLC	24,385	606,667
Pagegroup PLC	166,059	510,157
Paratus Energy Services Ltd.	58,140	237,739
PayPoint PLC (b)	37,540	379,542
Pensana PLC (a) (b)	141,243	264,306
Petrofac Ltd. (a) (b)	216,401	11,580
Pets at Home Group PLC	161,777	446,039
Picton Property Income Ltd. REIT	450,424	476,011
Pinewood Technologies Group PLC (a)	47,689	266,436
Playtech PLC	110,092	546,900
PZ Cussons PLC (b)	224,727	245,056
Raspberry PI Holdings PLC (a) (b)	67,356	370,692
Reach PLC	152,043	136,117
Regional REIT Ltd. (b) (d)	81,308	129,602
S4 Capital PLC (b)	194,330	58,733
Sabre Insurance Group PLC (d)	135,116	264,119
Savills PLC	49,445	635,033
Schroder Real Estate Investment Trust Ltd.	651,457	441,143
Senior PLC	468,215	1,251,844
Silence Therapeutics PLC ADR (a) (b)	9,389	48,729
Social Housing Reit PLC (d)	271,981	257,773
Spire Healthcare Group PLC (d)	154,075	516,485
Spirent Communications PLC	89,634	239,409
SSP Group PLC	207,496	478,512
SThree PLC	50,886	111,664
Supermarket Income REIT PLC	989,996	1,044,901
Synthomer PLC (a) (b)	107,819	112,347
Telecom Plus PLC	18,483	466,303
THG PLC (a) (b)	380,311	192,100
TORM PLC Class A	20,906	429,947
Trainline PLC (a) (d)	225,232	846,586
Travis Perkins PLC	74,721	614,121
Treatt PLC	23,059	83,351
Trustpilot Group PLC (a) (d)	163,183	497,367
TT Electronics PLC (a)	59,035	89,967
Vanquis Banking Group PLC (a)	200,153	331,431
Vertical Aerospace Ltd. (a) (b)	52,600	272,994
Vesuvius PLC	110,894	558,349
Victrex PLC	50,171	486,308
Volution Group PLC	105,740	901,091
Security Description	Shares	Value
Watches of Switzerland Group PLC (a) (d)	120,335	$591,952
WH Smith PLC	45,496	414,349
Workspace Group PLC REIT	80,053	427,313
XPS Pensions Group PLC	111,351	508,182
Zigup PLC	123,856	543,576
		55,320,607
UNITED STATES — 1.5%
Access Bio, Inc. KDR (a)	19,366	53,900
Civeo Corp. (b)	9,349	215,027
Curaleaf Holdings, Inc. (a)	205,400	565,389
DHT Holdings, Inc.	70,910	847,375
Diversified Energy Co. PLC (b)	34,483	482,332
Dole PLC	23,800	319,872
Ferroglobe PLC (a) (c) (e)	19,857	—
Ferroglobe PLC (b) (e)	91,777	417,585
Fiverr International Ltd. (a) (b)	28,454	694,562
Hecla Mining Co.	7,571	91,609
IMAX Corp. (a) (b)	39,518	1,294,215
Inmode Ltd. (a)	55,021	819,813
MeiraGTx Holdings PLC (a) (b)	20,971	172,591
Navigator Holdings Ltd. (b)	10,763	166,719
NioCorp Developments Ltd. (a) (b)	45,800	305,944
Nordic American Tankers Ltd. (b)	111,122	348,923
Oatly Group AB ADR (a) (b)	9,959	161,336
Paysafe Ltd. (a) (b)	13,620	175,970
Perpetua Resources Corp. (a)	36,800	744,781
PolyPeptide Group AG (a) (b) (d)	6,842	203,802
PureTech Health PLC (a)	93,874	168,083
Riskified Ltd. Class A (a) (b)	110,936	519,180
Sims Ltd.	64,714	573,429
Stratasys Ltd. (a)	35,364	396,077
TAT Technologies Ltd. (a)	6,472	264,483
UroGen Pharma Ltd. (a) (b)	17,190	342,941
Vobile Group Ltd. (a) (b)	866,000	664,493
Zymeworks, Inc. (a)	41,406	707,214
		11,717,645
VIETNAM — 0.0% *
XP Power Ltd. (a)	12,874	164,130
TOTAL COMMON STOCKS (Cost $831,018,969)		785,056,761
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 0.0% *
GUERNSEY — 0.0% *
Cordiant Digital Infrastructure Ltd. (d) (Cost $189,658)	162,209	212,696
RIGHTS — 0.0% *
AUSTRALIA — 0.0%
Amplitude Energy Ltd. (expiring 10/09/25) (a)	160,463	—
SOUTH KOREA — 0.0% *
Robotis Co. Ltd. (expiring 11/10/25) (a)	516	19,823

See accompanying notes to financial statements.
181

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
SWITZERLAND — 0.0% *
Rieter Holding AG (expiring 10/01/25) (a) (b)	1,701	$7,482
TOTAL RIGHTS (Cost $269,241)		27,305
WARRANTS — 0.0%
ITALY — 0.0%
Webuild SpA (expiring 08/02/30) (a) (b) (c) (Cost $0)	19,800	—
SHORT-TERM INVESTMENTS — 9.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (f) (g)	895,796	895,796
State Street Navigator Securities Lending Portfolio II (h) (i)	75,098,760	75,098,760
TOTAL SHORT-TERM INVESTMENTS (Cost $75,994,556)		75,994,556
TOTAL INVESTMENTS — 108.8% (Cost $907,472,424)		861,291,318
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.8)%		(69,581,415)
NET ASSETS — 100.0%		$791,709,903
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the securities is $197,403, representing less than 0.05% of the Fund's net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.5% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$782,021,873	$2,837,485	$197,403	$785,056,761
Mutual Funds and Exchange Traded Products	212,696	—	—	212,696
Rights	7,482	19,823	—	27,305
Warrants	—	—	0(a)	0
Short-Term Investments	75,994,556	—	—	75,994,556
TOTAL INVESTMENTS	$858,236,607	$2,857,308	$197,403	$861,291,318
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2025.
See accompanying notes to financial statements.
182

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Sector Breakdown as of September 30, 2025

% of Net Assets
Industrials	21.0%
Information Technology	13.4
Materials	13.0
Consumer Discretionary	12.7
Health Care	9.0
Real Estate	8.6
Financials	7.9
Consumer Staples	5.2
Energy	3.9
Communication Services	3.4
Utilities	1.1
Short-Term Investments	9.6
Liabilities in Excess of Other Assets	(8.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,478,097	$3,478,097	$64,594,315	$67,176,616	$—	$—	895,796	$895,796	$59,533
State Street Navigator Securities Lending Portfolio II	53,714,814	53,714,814	169,469,346	148,085,400	—	—	75,098,760	75,098,760	592,299
Total		$57,192,911	$234,063,661	$215,262,016	$—	$—		$75,994,556	$651,832
See accompanying notes to financial statements.
183

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUSTRALIA — 0.2%
OceanaGold Corp.	76,186	$1,626,769
BRAZIL — 2.4%
ERO Copper Corp. (a)	34,200	692,898
Wheaton Precious Metals Corp.	149,859	16,773,782
		17,466,680
BURKINA FASO — 0.3%
IAMGOLD Corp. (a) (b)	189,849	2,453,274
CANADA — 25.0%
Agnico Eagle Mines Ltd.	166,012	27,966,949
Alamos Gold, Inc. Class A	138,822	4,839,913
Allied Gold Corp. (a)	29,300	512,129
ARC Resources Ltd. (b)	104,820	1,911,981
Athabasca Oil Corp. (a) (b)	89,277	427,328
Aya Gold & Silver, Inc. (a)	43,100	498,714
B2Gold Corp.	436,695	2,159,308
Barrick Mining Corp. (b)	563,148	18,500,428
Baytex Energy Corp. (b)	120,282	281,816
Cameco Corp. (b)	78,335	6,575,771
Canadian Natural Resources Ltd.	376,074	12,027,665
Capstone Copper Corp. (a)	188,654	1,602,623
Cenovus Energy, Inc. (b)	226,674	3,849,581
Centerra Gold, Inc.	67,100	719,032
Denison Mines Corp. (a)	150,100	413,169
Discovery Silver Corp. (a)	206,599	766,171
DPM Metals, Inc. (b)	73,496	1,629,547
Endeavour Silver Corp. (a)	95,800	750,482
Equinox Gold Corp. (a) (b)	250,836	2,810,503
First Majestic Silver Corp. (b)	151,576	1,861,746
Fortuna Mining Corp. (a) (b)	101,283	906,990
Franco-Nevada Corp.	63,593	14,157,829
Freehold Royalties Ltd. (b)	24,506	242,700
G Mining Ventures Corp. (a)	53,200	1,057,194
Hudbay Minerals, Inc.	130,612	1,978,799
Imperial Oil Ltd.	28,317	2,568,149
K92 Mining, Inc. (a) (b)	79,970	966,721
Kinross Gold Corp.	401,119	9,957,345
Lundin Gold, Inc. (b)	32,669	2,117,122
MEG Energy Corp.	45,809	924,477
New Gold, Inc. (a) (b)	261,374	1,872,861
NexGen Energy Ltd. (a) (b)	102,773	920,333
Novagold Resources, Inc. (a)	95,399	839,511
Nutrien Ltd. (b)	222,271	13,056,065
NuVista Energy Ltd. (a) (b)	29,254	338,080
OR Royalties, Inc. (b)	62,106	2,489,775
Orla Mining Ltd. (a)	69,815	753,143
Pan American Silver Corp.	139,187	5,394,822
Paramount Resources Ltd. Class A	13,660	220,598
Parex Resources, Inc.	17,500	228,780
Parkland Corp.	24,833	687,128
Peyto Exploration & Development Corp. (b)	36,162	471,192
PrairieSky Royalty Ltd. (b)	42,215	783,377
Security Description	Shares	Value
Secure Waste Infrastructure Corp. (b)	32,441	$462,111
SSR Mining, Inc. (a)	66,900	1,633,795
Stella-Jones, Inc. (b)	25,213	1,438,957
Suncor Energy, Inc.	218,388	9,141,093
Tamarack Valley Energy Ltd. (b)	90,095	391,746
Teck Resources Ltd. Class B (b)	148,307	6,507,217
TerraVest Industries, Inc. (b)	2,737	274,015
TMC the metals Co., Inc. (a)	84,500	538,265
Topaz Energy Corp. (b)	20,450	379,635
Torex Gold Resources, Inc. (a) (b)	28,472	1,183,571
Tourmaline Oil Corp. (b)	66,172	2,854,422
Vermilion Energy, Inc. (b)	27,771	216,955
Wesdome Gold Mines Ltd. (a)	49,796	775,893
West Fraser Timber Co. Ltd. (b)	25,892	1,760,559
Whitecap Resources, Inc. (b)	221,648	1,691,751
		182,287,832
CHILE — 0.5%
Lundin Mining Corp. (b)	223,263	3,331,134
COLOMBIA — 0.1%
Aris Mining Corp. (a)	66,800	654,845
CONGO — 0.3%
Ivanhoe Mines Ltd. Class A (a) (b)	236,834	2,512,340
NORWAY — 0.0% *
Seadrill Ltd. (a)	11,208	338,594
TURKEY — 0.3%
Eldorado Gold Corp. (a)	67,121	1,938,762
UNITED KINGDOM — 1.8%
Anglogold Ashanti PLC (b)	139,975	9,844,442
TechnipFMC PLC	73,956	2,917,564
		12,762,006
UNITED STATES — 68.2%
Alcoa Corp.	85,474	2,811,240
Alpha Metallurgical Resources, Inc. (a)	3,668	601,882
Amcor PLC	1,052,266	8,607,536
Antero Resources Corp. (a)	52,861	1,774,015
APA Corp.	64,377	1,563,074
Archer-Daniels-Midland Co.	219,264	13,098,831
Archrock, Inc.	31,603	831,475
Avery Dennison Corp.	35,549	5,764,981
Baker Hughes Co.	177,444	8,645,072
Bunge Global SA	63,958	5,196,587
Cactus, Inc. Class A	12,321	486,310
California Resources Corp.	13,152	699,423
Calumet, Inc. (a)	11,600	211,700
Centrus Energy Corp. Class A (a) (b)	3,194	990,364
Century Aluminum Co. (a)	17,600	516,736
CF Industries Holdings, Inc.	73,883	6,627,305
Chevron Corp.	346,419	53,795,407
Chord Energy Corp.	10,280	1,021,524
Civitas Resources, Inc.	15,053	489,223

See accompanying notes to financial statements.
184

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
Cleveland-Cliffs, Inc. (a)	163,274	$1,991,943
CNX Resources Corp. (a)	25,430	816,812
Coeur Mining, Inc. (a)	212,150	3,979,934
Commercial Metals Co.	36,954	2,116,725
Comstock Resources, Inc. (a)	14,204	281,665
ConocoPhillips	224,786	21,262,508
Core Natural Resources, Inc.	9,304	776,698
Corteva, Inc.	309,957	20,962,392
Coterra Energy, Inc.	137,325	3,247,736
Crescent Energy Co. Class A	33,414	298,053
Darling Ingredients, Inc. (a)	72,212	2,229,184
Delek U.S. Holdings, Inc.	10,812	348,903
Devon Energy Corp.	114,296	4,007,218
Diamondback Energy, Inc.	33,895	4,850,374
Energy Fuels, Inc. (a)	41,500	637,383
EOG Resources, Inc.	98,311	11,022,629
EQT Corp.	112,291	6,111,999
Expand Energy Corp.	42,848	4,552,172
Expro Group Holdings NV (a)	18,500	219,780
Exxon Mobil Corp.	634,841	71,578,323
FMC Corp.	56,989	1,916,540
Freeport-McMoRan, Inc.	473,936	18,587,770
Fresh Del Monte Produce, Inc.	15,138	525,591
Graphic Packaging Holding Co.	135,258	2,646,999
Gulfport Energy Corp. (a)	2,774	502,039
Halliburton Co.	153,496	3,776,002
Hecla Mining Co.	218,297	2,641,394
Helmerich & Payne, Inc.	17,885	395,080
HF Sinclair Corp.	28,585	1,496,139
Ingredion, Inc.	29,248	3,571,473
International Paper Co.	241,017	11,183,189
Kaiser Aluminum Corp.	5,311	409,797
Kodiak Gas Services, Inc.	11,840	437,725
Liberty Energy, Inc.	29,124	359,390
Louisiana-Pacific Corp.	28,954	2,572,273
Magnolia Oil & Gas Corp. Class A	33,313	795,181
Marathon Petroleum Corp.	54,763	10,555,021
Matador Resources Co.	21,114	948,652
Materion Corp.	6,839	826,220
Mosaic Co.	144,882	5,024,508
MP Materials Corp. (a)	44,453	2,981,463
Murphy Oil Corp. (b)	24,191	687,266
Newmont Corp.	362,605	30,571,228
Noble Corp. PLC	22,541	637,459
Northern Oil & Gas, Inc. (b)	17,523	434,570
NOV, Inc.	66,862	885,922
Nucor Corp.	75,754	10,259,364
Occidental Petroleum Corp.	129,401	6,114,197
Oceaneering International, Inc. (a)	18,074	447,874
Ovintiv, Inc.	46,303	1,869,715
Packaging Corp. of America	40,838	8,899,825
Par Pacific Holdings, Inc. (a)	9,182	325,226
Patterson-UTI Energy, Inc.	63,136	327,044
PBF Energy, Inc. Class A	14,745	444,857
Peabody Energy Corp.	21,912	581,106
Permian Resources Corp.	118,017	1,510,618
Security Description	Shares	Value
Phillips 66 Co.	72,763	$9,897,223
PotlatchDeltic Corp. REIT	32,410	1,320,707
Ramaco Resources, Inc. Class A (a)	13,100	434,789
Range Resources Corp.	42,918	1,615,434
Rayonier, Inc. REIT	64,766	1,718,890
Reliance, Inc.	17,381	4,881,106
Royal Gold, Inc.	21,686	4,349,778
Sable Offshore Corp. (a) (b)	13,960	243,742
Schlumberger NV	268,592	9,231,507
Scotts Miracle-Gro Co.	20,342	1,158,477
Sealed Air Corp.	67,126	2,372,904
SM Energy Co.	20,665	516,005
Smurfit WestRock PLC	238,360	10,146,985
Solaris Energy Infrastructure, Inc.	7,546	301,614
Sonoco Products Co.	45,019	1,939,869
Steel Dynamics, Inc.	45,711	6,373,485
Sylvamo Corp.	15,474	684,260
Talos Energy, Inc. (a)	23,300	223,447
Texas Pacific Land Corp.	3,482	3,250,934
Tidewater, Inc. (a)	8,294	442,319
Transocean Ltd. (a)	151,101	471,435
Uranium Energy Corp. (a)	80,007	1,067,293
Valaris Ltd. (a) (b)	11,959	583,240
Valero Energy Corp.	55,940	9,524,344
Venture Global, Inc. Class A	82,700	1,173,513
Viper Energy, Inc. Class A	30,326	1,159,060
Warrior Met Coal, Inc.	17,318	1,102,118
Weatherford International PLC	12,973	887,742
Weyerhaeuser Co. REIT	329,285	8,162,975
World Kinect Corp. (b)	10,036	260,434
Worthington Steel, Inc.	10,700	325,173
		496,994,635
ZAMBIA — 0.7%
First Quantum Minerals Ltd. (a)	223,014	5,045,623
TOTAL COMMON STOCKS (Cost $629,517,960)		727,412,494
SHORT-TERM INVESTMENTS — 5.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	2,889,486	2,889,486
State Street Navigator Securities Lending Portfolio II (e) (f)	36,476,294	36,476,294
TOTAL SHORT-TERM INVESTMENTS (Cost $39,365,780)		39,365,780
TOTAL INVESTMENTS — 105.2% (Cost $668,883,740)		766,778,274
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(37,927,485)
NET ASSETS — 100.0%		$728,850,789

See accompanying notes to financial statements.
185

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$727,412,494	$—	$—	$727,412,494
Short-Term Investments	39,365,780	—	—	39,365,780
TOTAL INVESTMENTS	$766,778,274	$—	$—	$766,778,274
Industry Breakdown as of September 30, 2025

% of Net Assets
Oil, Gas & Consumable Fuels	40.3%
Metals & Mining	35.4
Containers & Packaging	7.1
Chemicals	6.7
Energy Equipment & Services	4.5
Food Products	3.4
Specialized REITs	1.5
Paper & Forest Products	0.9
Short-Term Investments	5.4
Liabilities in Excess of Other Assets	(5.2)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,261,954	$2,261,954	$23,463,100	$22,835,568	$—	$—	2,889,486	$2,889,486	$34,156
State Street Navigator Securities Lending Portfolio II	14,266,653	14,266,653	259,481,603	237,271,962	—	—	36,476,294	36,476,294	47,392
Total		$16,528,607	$282,944,703	$260,107,530	$—	$—		$39,365,780	$81,548
See accompanying notes to financial statements.
186

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF	SPDR Portfolio Developed World ex-US ETF	SPDR Portfolio Emerging Markets ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,129,076,047	$295,197,342	$30,051,118,501	$14,392,885,200
Investments in affiliated issuers, at value	13,731,567	9,704,524	886,507,702	277,586,072
Total Investments	1,142,807,614	304,901,866	30,937,626,203	14,670,471,272
Foreign currency, at value	329,132	300,638	71,284,263	16,157,765
Net cash at broker	528,870	—	4,250,080	1,195,867
Cash	8,374	6	—	—
Receivable from broker — accumulated variation margin on futures contracts	—	—	305,594	365,380
Receivable for investments sold	283	—	9,601,926	5,020,082
Dividends receivable — unaffiliated issuers	4,220,596	1,457,428	82,058,301	22,646,097
Dividends receivable — affiliated issuers	4,922	1,085	142,775	315,009
Securities lending income receivable — unaffiliated issuers	2,688	3,858	388,232	1,080,641
Securities lending income receivable — affiliated issuers	1,706	1,673	275,127	271,679
Receivable for foreign taxes recoverable	880,301	751,961	39,708,830	481,915
Other receivable	46,065	—	6,975	—
TOTAL ASSETS	1,148,830,551	307,418,515	31,145,648,306	14,718,005,707
LIABILITIES
Due to custodian	—	—	291,142	4,022,848
Payable upon return of securities loaned	9,880,183	9,480,516	846,724,173	264,474,935
Payable for investments purchased	2,514,991	—	9,471,073	57
Payable to broker – accumulated variation margin on open futures contracts	19,553	—	—	—
Deferred foreign taxes payable	—	—	586,466	107,860,560
Advisory fee payable	465,167	146,315	732,459	797,203
Trustees’ fees and expenses payable	615	—	5,432	2,999
Accrued expenses and other liabilities	—	4,122	—	—
TOTAL LIABILITIES	12,880,509	9,630,953	857,810,745	377,158,602
NET ASSETS	$1,135,950,042	$297,787,562	$30,287,837,561	$14,340,847,105
NET ASSETS CONSIST OF:
Paid-in capital	$1,423,697,621	$1,092,914,387	$23,070,701,400	$11,684,239,242
Total distributable earnings (loss)**	(287,747,579)	(795,126,825)	7,217,136,161	2,656,607,863
NET ASSETS	$1,135,950,042	$297,787,562	$30,287,837,561	$14,340,847,105
NET ASSET VALUE PER SHARE
Net asset value per share	$45.71	$27.87	$42.80	$46.64
Shares outstanding (unlimited amount authorized, $0.01 par value)	24,850,000	10,685,379	707,600,000	307,500,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,135,357,893	$371,342,829	$22,706,339,040	$11,033,951,717
Investments in affiliated issuers	13,731,567	9,704,524	886,507,702	277,586,072
Total cost of investments	$1,149,089,460	$381,047,353	$23,592,846,742	$11,311,537,789
Foreign currency, at cost	$336,299	$300,023	$71,114,398	$16,184,022
* Includes investments in securities on loan, at value	$21,063,247	$14,364,282	$1,635,308,125	$1,020,516,662
** Includes deferred foreign taxes	$—	$—	$586,466	$107,857,362
See accompanying notes to financial statements.
187

SPDR Portfolio Europe ETF	SPDR Portfolio MSCI Global Stock Market ETF	SPDR S&P China ETF	SPDR S&P Global Natural Resources ETF	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF

$698,052,417	$1,241,047,410	$501,591,167	$3,335,150,088	$785,296,762	$727,412,494
9,723,201	26,149,235	5,464,153	197,864,026	75,994,556	39,365,780
707,775,618	1,267,196,645	507,055,320	3,533,014,114	861,291,318	766,778,274
1,037,453	1,159,942	2,481,483	12,893,877	1,677,544	221,872
—	146,962	662,999	1,634,482	—	—
6,544	—	—	200,722	—	—
—	61,331	126,066	190,111	—	—
407	53,558	—	1,447	269,357	53,690,536
288,998	1,536,173	638,827	4,948,545	3,298,182	564,001
2,124	9,702	2,561	34,330	6,468	6,975
2,537	17,302	80,171	44,116	140,209	5,743
5,205	10,718	6,737	47,247	62,165	9,612
2,333,758	500,594	—	111,125	525,970	—
—	—	—	7,622	211	—
711,452,644	1,270,692,927	511,054,164	3,553,127,738	867,271,424	821,277,013

—	62,329	107,053	—	—	—
9,156,450	22,191,899	4,254,739	187,739,141	75,098,760	36,476,294
881,078	149,636	—	1,779,376	78,275	55,757,107
—	—	—	—	—	—
—	484,333	—	—	121,058	—
39,955	90,589	237,528	1,089,372	263,170	192,568
49	292	221	1,433	258	255
—	—	—	—	—	—
10,077,532	22,979,078	4,599,541	190,609,322	75,561,521	92,426,224
$701,375,112	$1,247,713,849	$506,454,623	$3,362,518,416	$791,709,903	$728,850,789

$758,225,187	$959,315,054	$1,051,119,875	$3,941,847,362	$894,136,106	$814,571,693
(56,850,075)	288,398,795	(544,665,252)	(579,328,946)	(102,426,203)	(85,720,904)
$701,375,112	$1,247,713,849	$506,454,623	$3,362,518,416	$791,709,903	$728,850,789

$49.74	$74.94	$105.51	$59.20	$40.39	$64.64
14,100,370	16,650,000	4,800,000	56,800,000	19,600,000	11,275,000

$673,052,473	$931,671,225	$568,434,869	$3,330,572,402	$831,477,868	$629,517,960
9,723,201	25,897,710	5,464,153	197,864,026	75,994,556	39,365,780
$682,775,674	$957,568,935	$573,899,022	$3,528,436,428	$907,472,424	$668,883,740
$1,038,992	$1,156,212	$2,481,028	$12,836,622	$1,678,172	$222,617
$14,214,917	$46,424,349	$38,603,177	$437,202,642	$157,118,247	$44,875,302
$—	$484,333	$—	$—	$121,058	$—
188

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2025

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF	SPDR Portfolio Developed World ex-US ETF	SPDR Portfolio Emerging Markets ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$14,900	$—	$131,467	$55,206
Dividend income — unaffiliated issuers	40,031,890	13,804,243	786,385,778	338,305,149
Dividend income — affiliated issuers	70,148	22,388	1,863,468	2,844,070
Unaffiliated securities lending income	15,421	50,033	4,087,263	8,295,164
Affiliated securities lending income	13,067	36,183	3,591,880	2,278,808
Foreign taxes withheld	(1,364,148)	(1,312,137)	(68,740,526)	(38,733,855)
TOTAL INVESTMENT INCOME (LOSS)	38,781,278	12,600,710	727,319,330	313,044,542
EXPENSES
Advisory fee	5,669,668	1,697,325	7,309,013	7,798,498
Trustees’ fees and expenses	9,125	863	177,174	80,478
Miscellaneous expenses	2,077	—	22,754	11,834
TOTAL EXPENSES	5,680,870	1,698,188	7,508,941	7,890,810
NET INVESTMENT INCOME (LOSS)	$33,100,408	$10,902,522	$719,810,389	$305,153,732
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(12,133,540)	(8,558,621)	97,770,793	(39,360,653)
In-kind redemptions — unaffiliated issuers	30,181,188	1,548,771	35,983,106	—
In-kind redemptions — affiliated issuers	—	—	—	—
Foreign currency transactions	45,485	34,121	312,651	(8,859,343)
Futures contracts	(655,725)	—	15,992,846	8,181,003
Net realized gain (loss)	17,437,408	(6,975,729)	150,059,396	(40,038,993)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(63,891,356)	12,021,979	3,536,578,713	1,566,548,210
Investments — affiliated issuers	—	—	—	—
Foreign currency translations	(20,688)	(7,056)	1,135,235	(726,642)
Futures contracts	53,522	—	(1,942,016)	(8,879,418)
Net change in unrealized appreciation/depreciation	(63,858,522)	12,014,923	3,535,771,932	1,556,942,150
NET REALIZED AND UNREALIZED GAIN (LOSS)	(46,421,114)	5,039,194	3,685,831,328	1,516,903,157
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(13,320,706)	$15,941,716	$4,405,641,717	$1,822,056,889
* Includes foreign capital gain taxes	$—	$—	$—	$(796,055)
** Includes foreign deferred taxes	$—	$—	$(570,061)	$25,605,493
See accompanying notes to financial statements.
189

SPDR Portfolio Europe ETF	SPDR Portfolio MSCI Global Stock Market ETF	SPDR S&P China ETF	SPDR S&P Global Natural Resources ETF	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF

$—	$6,575	$13,520	$58,142	$—	$—
29,896,377	20,020,791	10,730,825	106,199,217	20,266,272	14,804,181
24,794	118,100	50,349	534,777	59,533	34,156
59,100	92,485	516,976	616,527	834,440	26,724
127,017	161,234	212,031	221,035	592,299	47,392
(2,670,039)	(1,062,332)	(690,898)	(5,726,614)	(2,065,077)	(489,389)
27,437,249	19,336,853	10,832,803	101,903,084	19,687,467	14,423,064

506,126	899,935	2,609,262	11,622,206	2,701,059	2,095,154
4,991	7,353	2,987	22,130	5,030	4,679
9,000	1,830	364	7,324	5,412	478
520,117	909,118	2,612,613	11,651,660	2,711,501	2,100,311
$26,917,132	$18,427,735	$8,220,190	$90,251,424	$16,975,966	$12,322,753

(3,926,843)	(4,677,584)	(10,807,019)	(59,839,976)	(6,957,144)	4,523,327
99,064,930	24,642,619	(17,915,001)	63,411,039	73,814,712	19,675,087
—	12,647	—	—	—	—
106,997	(64,284)	35,203	(2,613,872)	(69,558)	(12,387)
—	752,423	1,503,073	1,711,108	—	—
95,245,084	20,665,821	(27,183,744)	2,668,299	66,788,010	24,186,027

19,338,459	143,183,736	131,504,010	79,229,949	50,857,646	58,168,072
—	205,083	—	—	—	—
117,939	1,631	(7,158)	(233,012)	(5,130)	(7,018)
—	(78,492)	(670,202)	(304,295)	—	—
19,456,398	143,311,958	130,826,650	78,692,642	50,852,516	58,161,054
114,701,482	163,977,779	103,642,906	81,360,941	117,640,526	82,347,081
$141,618,614	$182,405,514	$111,863,096	$171,612,365	$134,616,492	$94,669,834
$—	$(112,078)	$—	$—	$754	$—
$—	$80,394	$—	$—	$(108,560)	$—
190

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Dow Jones Global Real Estate ETF		SPDR Dow Jones International Real Estate ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/25	Year Ended 9/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$33,100,408	$37,143,976	$10,902,522	$11,184,199
Net realized gain (loss)	17,437,408	11,843,057	(6,975,729)	(25,225,801)
Net change in unrealized appreciation/depreciation	(63,858,522)	265,138,799	12,014,923	69,067,941
Net increase (decrease) in net assets resulting from operations	(13,320,706)	314,125,832	15,941,716	55,026,339
Net equalization credits and charges	—	—	—	—
Distributions to shareholders	(41,747,272)	(43,845,452)	(10,993,685)	(10,255,916)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	45,823,750	60,804,673	135,311,376	4,089,820
Cost of shares redeemed	(169,956,564)	(125,815,146)	(147,029,085)	(52,867,257)
Net income equalization	—	—	—	—
Other capital	508	439	17,194	1,871
Net increase (decrease) in net assets from beneficial interest transactions	(124,132,306)	(65,010,034)	(11,700,515)	(48,775,566)
Net increase (decrease) in net assets during the period	(179,200,284)	205,270,346	(6,752,484)	(4,005,143)
Net assets at beginning of period	1,315,150,326	1,109,879,980	304,540,046	308,545,189
NET ASSETS AT END OF PERIOD	$1,135,950,042	$1,315,150,326	$297,787,562	$304,540,046
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,050,000	1,450,000	5,250,000	150,000
Shares redeemed	(3,800,000)	(2,900,000)	(5,550,000)	(2,100,000)
Net increase (decrease) from share transactions	(2,750,000)	(1,450,000)	(300,000)	(1,950,000)
See accompanying notes to financial statements.
191

SPDR Portfolio Developed World ex-US ETF		SPDR Portfolio Emerging Markets ETF		SPDR Portfolio Europe ETF
Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/25	Year Ended 9/30/24

$719,810,389	$557,188,685	$305,153,732	$235,426,870	$26,917,132	$8,582,890
150,059,396	47,648,451	(40,038,993)	(139,103,296)	95,245,084	(2,374,928)
3,535,771,932	3,516,003,063	1,556,942,150	2,036,578,257	19,456,398	58,305,584
4,405,641,717	4,120,840,199	1,822,056,889	2,132,901,831	141,618,614	64,513,546
—	—	—	—	(4,339,103)	555,230
(729,115,899)	(540,844,585)	(308,153,287)	(231,317,669)	(22,458,433)	(9,129,235)

4,903,843,333	2,134,213,968	2,695,052,084	901,041,407	615,223,065	207,394,886
(71,658,545)	(63,775,271)	—	—	(494,172,175)	(37,398,093)
—	—	—	—	4,339,103	(555,230)
174,344	86,152	2,774,606	902,744	—	—
4,832,359,132	2,070,524,849	2,697,826,690	901,944,151	125,389,993	169,441,563
8,508,884,950	5,650,520,463	4,211,730,292	2,803,528,313	240,211,071	225,381,104
21,778,952,611	16,128,432,148	10,129,116,813	7,325,588,500	461,164,041	235,782,937
$30,287,837,561	$21,778,952,611	$14,340,847,105	$10,129,116,813	$701,375,112	$461,164,041

130,500,000	62,500,000	64,300,000	25,500,000	14,200,000	4,900,000
(1,800,000)	(1,800,000)	—	—	(10,500,000)	(1,000,000)
128,700,000	60,700,000	64,300,000	25,500,000	3,700,000	3,900,000
192

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio MSCI Global Stock Market ETF		SPDR S&P China ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/25	Year Ended 9/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,427,735	$14,852,461	$8,220,190	$11,128,767
Net realized gain (loss)	20,665,821	(4,774,890)	(27,183,744)	(221,207,984)
Net change in unrealized appreciation/depreciation	143,311,958	188,142,044	130,826,650	255,358,960
Net increase (decrease) in net assets resulting from operations	182,405,514	198,219,615	111,863,096	45,279,743
Net equalization credits and charges	—	—	—	—
Distributions to shareholders	(18,472,468)	(14,117,263)	(12,872,472)	(21,801,842)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	252,155,490	104,564,681	41,876,081	163,033,745
Cost of shares redeemed	(64,402,499)	(5,282,907)	(113,441,413)	(540,993,682)
Net income equalization	—	—	—	—
Other capital	24,311	8,368	104,334	425,090
Net increase (decrease) in net assets from beneficial interest transactions	187,777,302	99,290,142	(71,460,998)	(377,534,847)
Contribution from affiliate (Note 5)	—	—	—	—
Net increase (decrease) in net assets during the period	351,710,348	283,392,494	27,529,626	(354,056,946)
Net assets at beginning of period	896,003,501	612,611,007	478,924,997	832,981,943
NET ASSETS AT END OF PERIOD	$1,247,713,849	$896,003,501	$506,454,623	$478,924,997
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,800,000	1,800,000	500,000	2,450,000
Shares redeemed	(1,000,000)	(100,000)	(1,400,000)	(8,300,000)
Net increase (decrease) from share transactions	2,800,000	1,700,000	(900,000)	(5,850,000)
See accompanying notes to financial statements.
193

SPDR S&P Global Natural Resources ETF		SPDR S&P International Small Cap ETF		SPDR S&P North American Natural Resources ETF
Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/25	Year Ended 9/30/24

$90,251,424	$137,014,610	$16,975,966	$16,271,083	$12,322,753	$12,035,309
2,668,299	44,086,960	66,788,010	6,992,792	24,186,027	(16,551,039)
78,692,642	54,475,562	50,852,516	96,832,032	58,161,054	50,217,963
171,612,365	235,577,132	134,616,492	120,095,907	94,669,834	45,702,233
—	—	—	—	1,015,695	(138,959)
(113,222,079)	(126,105,480)	(17,196,484)	(17,062,772)	(13,051,758)	(11,978,682)

619,711,582	531,246,452	164,348,315	25,756,831	242,135,692	47,244,372
(581,206,018)	(987,337,734)	(181,790,923)	(99,085,385)	(166,539,346)	(66,312,516)
—	—	—	—	(1,015,695)	138,959
11,134	2,372	29,540	45,547	—	—
38,516,698	(456,088,910)	(17,413,068)	(73,283,007)	74,580,651	(18,929,185)
—	260,082	—	—	—	—
96,906,984	(346,357,176)	100,006,940	29,750,128	157,214,422	14,655,407
3,265,611,432	3,611,968,608	691,702,963	661,952,835	571,636,367	556,980,960
$3,362,518,416	$3,265,611,432	$791,709,903	$691,702,963	$728,850,789	$571,636,367

11,300,000	9,625,000	4,100,000	800,000	4,250,000	900,000
(10,900,000)	(17,850,000)	(4,700,000)	(3,200,000)	(3,075,000)	(1,300,000)
400,000	(8,225,000)	(600,000)	(2,400,000)	1,175,000	(400,000)
194

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones Global Real Estate ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$47.65	$38.21	$38.66	$51.09	$39.46
Income (loss) from investment operations:
Net investment income (loss) (a)	1.30	1.30	1.27	1.07	1.20
Net realized and unrealized gain (loss) (b)	(1.59)	9.68	(0.23)	(11.76)	11.86
Total from investment operations	(0.29)	10.98	1.04	(10.69)	13.06
Other capital	0.00(c)	0.00(c)	0.00(c)	0.00(c)	—
Distributions to shareholders from:
Net investment income	(1.65)	(1.54)	(1.49)	(1.74)	(1.43)
Net asset value, end of period	$45.71	$47.65	$38.21	$38.66	$51.09
Total return (d)	(0.40)%	29.21%	2.61%	(21.53)%	33.36%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,135,950	$1,315,150	$1,109,880	$1,067,005	$1,622,027
Ratios to average net assets:
Total expenses	0.50%	0.50%	0.51%	0.50%	0.50%
Net investment income (loss)	2.92%	3.10%	3.07%	2.12%	2.51%
Portfolio turnover rate (e)	5%	6%	5%	11%	6%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
195

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Dow Jones International Real Estate ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$27.72	$23.85	$24.18	$35.70	$29.69
Income (loss) from investment operations:
Net investment income (loss) (a)	0.98	0.96	0.98	1.04	1.26
Net realized and unrealized gain (loss) (b)	0.12	3.82	(0.08)	(10.83)	5.70
Total from investment operations	1.10	4.78	0.90	(9.79)	6.96
Other capital	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.95)	(0.91)	(1.23)	(1.73)	(0.95)
Net asset value, end of period	$27.87	$27.72	$23.85	$24.18	$35.70
Total return (d)	4.28%	19.94%	3.71%	(28.54)%	23.46%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$297,788	$304,540	$308,545	$461,443	$890,202
Ratios to average net assets:
Total expenses	0.59%	0.59%	0.60%	0.59%	0.59%
Net investment income (loss)	3.79%	3.76%	3.76%	3.20%	3.61%
Portfolio turnover rate (e)	9%	7%	6%	14%	8%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
196

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Developed World ex-US ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$37.62	$31.12	$25.91	$36.34	$29.21
Income (loss) from investment operations:
Net investment income (loss) (a)	1.12	1.01	0.96	1.00	0.98
Net realized and unrealized gain (loss) (b)	5.20	6.46	5.18	(10.25)	6.98
Total from investment operations	6.32	7.47	6.14	(9.25)	7.96
Other capital	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.14)	(0.97)	(0.93)	(1.18)	(0.83)
Net asset value, end of period	$42.80	$37.62	$31.12	$25.91	$36.34
Total return (d)	17.27%	24.28%	23.69%	(26.07)%	27.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$30,287,838	$21,778,953	$16,128,432	$10,215,679	$11,685,902
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.04%	0.04%	0.04%
Net investment income (loss)	2.95%	2.92%	3.08%	3.03%	2.78%
Portfolio turnover rate (e)	3%	2%	4%	3%	2%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
197

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Emerging Markets ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$41.65	$33.65	$31.20	$42.83	$36.29
Income (loss) from investment operations:
Net investment income (loss) (a)	1.13	1.00	1.10	1.23	0.94
Net realized and unrealized gain (loss) (b)	4.99	8.00	2.44	(11.46)	6.46
Total from investment operations	6.12	9.00	3.54	(10.23)	7.40
Other capital	0.01	0.00(c)	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(1.14)	(1.00)	(1.10)	(1.41)	(0.87)
Net asset value, end of period	$46.64	$41.65	$33.65	$31.20	$42.83
Total return (d)	15.16%	27.21%	11.43%	(24.51)%	20.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,340,847	$10,129,117	$7,325,589	$5,153,547	$5,794,298
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.11%	0.11%	0.11%
Net investment income (loss)	2.74%	2.77%	3.24%	3.23%	2.18%
Portfolio turnover rate (e)	1%	2%	6%	8%	12%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
198

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Europe ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$44.34	$36.27	$29.09	$41.00	$32.78
Income (loss) from investment operations:
Net investment income (loss) (a)	1.67	1.26	1.29	1.03	1.08
Net realized and unrealized gain (loss) (b)	5.41	8.00	7.08	(11.74)	7.97
Total from investment operations	7.08	9.26	8.37	(10.71)	9.05
Net equalization credits and charges (a)	(0.27)	0.08	(0.03)	(0.00)(c)	0.26
Distributions to shareholders from:
Net investment income	(1.41)	(1.27)	(1.16)	(1.20)	(1.09)
Net asset value, end of period	$49.74	$44.34	$36.27	$29.09	$41.00
Total return (d)	15.61%	25.99%	28.66%	(26.62)%	28.48%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$701,375	$461,164	$235,783	$175,986	$297,252
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.09%	0.09%	0.09%
Net investment income (loss)	3.72%	3.06%	3.48%	2.67%	2.68%
Portfolio turnover rate (e)	5%	5%	7%	5%	7%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
199

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio MSCI Global Stock Market ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$64.69	$50.42	$42.86	$54.82	$43.13
Income (loss) from investment operations:
Net investment income (loss) (a)	1.22	1.15	1.12	1.11	1.07
Net realized and unrealized gain (loss) (b)	10.31	14.23	7.60	(11.84)	11.50
Total from investment operations	11.53	15.38	8.72	(10.73)	12.57
Other capital	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.28)	(1.11)	(1.16)	(1.23)	(0.88)
Net asset value, end of period	$74.94	$64.69	$50.42	$42.86	$54.82
Total return (d)	18.12%	30.81%	20.46%	(20.04)%	29.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,247,714	$896,004	$612,611	$437,145	$548,216
Ratios to average net assets:
Total expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income (loss)	1.84%	1.99%	2.26%	2.10%	2.05%
Portfolio turnover rate (e)	4%	4%	9%	5%	3%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
200

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P China ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$84.02	$72.12	$71.25	$110.81	$117.85
Income (loss) from investment operations:
Net investment income (loss) (a)	1.58	1.34	2.00	1.98	1.31
Net realized and unrealized gain (loss) (b)	22.39	12.82	1.00	(39.92)	(7.10)
Total from investment operations	23.97	14.16	3.00	(37.94)	(5.79)
Other capital	0.02	0.05	0.04	0.04	0.04
Distributions to shareholders from:
Net investment income	(2.50)	(2.31)	(2.17)	(1.66)	(1.29)
Net asset value, end of period	$105.51	$84.02	$72.12	$71.25	$110.81
Total return (c)	29.49%	20.58%	4.08%	(34.60)%	(5.04)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$506,455	$478,925	$832,982	$1,122,178	$1,711,971
Ratios to average net assets:
Total expenses	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income (loss)	1.86%	1.96%	2.58%	2.11%	1.02%
Portfolio turnover rate (d)	13%	24%	21%	11%	15%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
201

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Natural Resources ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$57.90	$55.89	$49.60	$51.44	$37.55
Income (loss) from investment operations:
Net investment income (loss) (a)	1.68	2.20	2.10	2.39	2.07
Net realized and unrealized gain (loss) (b)	1.74	1.78	6.45	(1.90)	13.27
Total from investment operations	3.42	3.98	8.55	0.49	15.34
Contribution from affiliate (Note 5)	—	0.00(c)	—	—	—
Other capital	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(2.12)	(1.97)	(2.26)	(2.33)	(1.45)
Net asset value, end of period	$59.20	$57.90	$55.89	$49.60	$51.44
Total return (d)	6.57%	7.39%(e)	17.11%	0.33%	41.09%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,362,518	$3,265,611	$3,611,969	$3,008,296	$2,242,969
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	3.11%	3.96%	3.73%	4.25%	4.17%
Portfolio turnover rate (f)	15%	15%	15%	21%	11%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended September 30, 2024, the total return would have been remained 7.39%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
202

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Small Cap ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$34.24	$29.29	$26.11	$38.69	$30.32
Income (loss) from investment operations:
Net investment income (loss) (a)	0.86	0.78	0.79	0.76	0.65
Net realized and unrealized gain (loss) (b)	6.17	4.98	3.25	(12.26)	8.38
Total from investment operations	7.03	5.76	4.04	(11.50)	9.03
Other capital	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.88)	(0.81)	(0.86)	(1.08)	(0.66)
Net asset value, end of period	$40.39	$34.24	$29.29	$26.11	$38.69
Total return (d)	21.03%	19.92%	15.45%	(30.36)%	29.91%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$791,710	$691,703	$661,953	$600,422	$827,996
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.41%	0.40%	0.40%
Net investment income (loss)	2.51%	2.49%	2.63%	2.25%	1.76%
Portfolio turnover rate (e)	14%	20%	15%	13%	16%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
203

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P North American Natural Resources ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
Net asset value, beginning of period	$56.60	$53.05	$47.79	$39.84	$28.49
Income (loss) from investment operations:
Net investment income (loss) (a)	1.15	1.19	1.34	1.40	1.00
Net realized and unrealized gain (loss) (b)	7.95	3.56	5.51	7.75	11.42
Total from investment operations	9.10	4.75	6.85	9.15	12.42
Net equalization credits and charges (a)	0.09	(0.01)	0.07	0.01	(0.07)
Distributions to shareholders from:
Net investment income	(1.15)	(1.19)	(1.66)	(1.21)	(1.00)
Net asset value, end of period	$64.64	$56.60	$53.05	$47.79	$39.84
Total return (c)	16.70%	9.15%	14.49%	22.91%	43.64%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$728,851	$571,636	$556,981	$522,106	$468,164
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.06%	2.25%	2.49%	2.80%	2.68%
Portfolio turnover rate (d)	21%	61%	25%	33%	35%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
204

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of September 30, 2025, the Trust consists of twenty-five (25) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR Portfolio Developed World ex-US ETF
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Europe ETF
SPDR Portfolio MSCI Global Stock Market ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exceptions of SPDR S&P China ETF and SPDR S&P North American Natural Resources ETF, which are each a non-diversified investment company.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s total return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s total return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price
205

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2025, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost
206

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

of investments or reclassified to capital gains.
Certain Funds invest in U.S. real estate investment trusts (“U.S. REITs”). U.S. REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the U.S. REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or recoverable as of September 30, 2025, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
As a result of several court cases, in certain countries across the European Union (“EU”), certain Funds filed for additional tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for such EU reclaims is reflected in the Statement of Operations and presented separately as “EU reclaims” in cases where such reclaims exceed 5% of total investment income. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
For U.S. income tax purposes, EU reclaims received by a Fund, if any, reduce the amounts of foreign taxes the Fund’s shareholders can use as tax credits in their individual income tax returns. In the event that EU reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and the Fund previously passed foreign tax credit on to its shareholders, a Fund will enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of a Fund’s shareholders.
Equalization
Certain Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the year ended September 2025:
SPDR Portfolio Europe ETF
SPDR S&P North American Natural Resources ETF
207

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

Distributions
The following Funds declare and distribute from net investment income, if any, to their shareholders quarterly:
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR Portfolio Europe ETF
The following Funds declare and distribute from net investment income, if any, to their shareholders semi-annually:
SPDR Portfolio Developed World ex-US ETF
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio MSCI Global Stock Market ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, The exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended September 30, 2025, the Funds included in the tables below entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
208

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

The following tables summarize the value of the Fund's derivative instruments as of September 30, 2025, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Portfolio Developed World ex-US ETF
Futures Contracts	$—	$—	$—	$305,594	$—	$305,594
SPDR Portfolio Emerging Markets ETF
Futures Contracts	—	—	—	365,380	—	365,380
SPDR Portfolio MSCI Global Stock Market ETF
Futures Contracts	—	—	—	61,331	—	61,331
SPDR S&P China ETF
Futures Contracts	—	—	—	126,066	—	126,066
SPDR S&P Global Natural Resources ETF
Futures Contracts	—	—	—	190,111	—	190,111
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$19,553	$—	$19,553
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$(655,725)	$—	$(655,725)
SPDR Portfolio Developed World ex-US ETF
Futures Contracts	—	—	—	15,992,846	—	15,992,846
SPDR Portfolio Emerging Markets ETF
Futures Contracts	—	—	—	8,181,003	—	8,181,003
SPDR Portfolio MSCI Global Stock Market ETF
Futures Contracts	—	—	—	752,423	—	752,423
SPDR S&P China ETF
Futures Contracts	—	—	—	1,503,073	—	1,503,073
SPDR S&P Global Natural Resources ETF
Futures Contracts	—	—	—	1,711,108	—	1,711,108

209

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$53,522	$—	$53,522
SPDR Portfolio Developed World ex-US ETF
Futures Contracts	—	—	—	(1,942,016)	—	(1,942,016)
SPDR Portfolio Emerging Markets ETF
Futures Contracts	—	—	—	(8,879,418)	—	(8,879,418)
SPDR Portfolio MSCI Global Stock Market ETF
Futures Contracts	—	—	—	(78,492)	—	(78,492)
SPDR S&P China ETF
Futures Contracts	—	—	—	(670,202)	—	(670,202)
SPDR S&P Global Natural Resources ETF
Futures Contracts	—	—	—	(304,295)	—	(304,295)
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Dow Jones Global Real Estate ETF	0.50%
SPDR Dow Jones International Real Estate ETF	0.59
SPDR Portfolio Developed World ex-US ETF	0.03
SPDR Portfolio Emerging Markets ETF	0.07
SPDR Portfolio Europe ETF	0.07
SPDR Portfolio MSCI Global Stock Market ETF	0.09
SPDR S&P China ETF	0.59
SPDR S&P Global Natural Resources ETF	0.40
SPDR S&P International Small Cap ETF	0.40
SPDR S&P North American Natural Resources ETF	0.35
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2026. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2026 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
210

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to a Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended September 30, 2025, are disclosed in the Schedules of Investments.
During the year ended September 30, 2024, State Street made a contribution to the SPDR S&P Natural Global Resources ETF in the amount of $260,082 related to an accounting matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees and one interested, non-management trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended September 30, 2025, were as follows:
	Purchases	Sales
SPDR Dow Jones Global Real Estate ETF	$65,814,556	$62,246,314
SPDR Dow Jones International Real Estate ETF	30,267,772	26,227,947
SPDR Portfolio Developed World ex-US ETF	1,203,755,777	778,385,856
SPDR Portfolio Emerging Markets ETF	2,313,070,750	111,464,943
SPDR Portfolio Europe ETF	37,212,816	34,384,586
211

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

	Purchases	Sales
SPDR Portfolio MSCI Global Stock Market ETF	$60,935,967	$44,334,827
SPDR S&P China ETF	60,360,672	55,657,872
SPDR S&P Global Natural Resources ETF	503,674,687	448,453,315
SPDR S&P International Small Cap ETF	129,193,518	96,291,533
SPDR S&P North American Natural Resources ETF	129,258,460	130,604,283
For the year ended September 30, 2025, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Dow Jones Global Real Estate ETF	$45,391,929	$168,982,439	$30,181,188
SPDR Dow Jones International Real Estate ETF	127,474,294	143,104,750	1,548,771
SPDR Portfolio Developed World ex-US ETF	4,422,014,084	65,774,832	35,983,106
SPDR Portfolio Emerging Markets ETF	576,266,191	—	—
SPDR Portfolio Europe ETF	612,995,568	490,255,232	99,064,930
SPDR Portfolio MSCI Global Stock Market ETF	232,731,331	60,833,562	24,655,266
SPDR S&P China ETF	2,928,049	84,015,158	(17,915,001)
SPDR S&P Global Natural Resources ETF	545,341,985	580,574,764	63,411,039
SPDR S&P International Small Cap ETF	132,564,965	176,113,024	73,814,712
SPDR S&P North American Natural Resources ETF	242,157,738	166,488,367	19,675,087
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
212

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book tax differences will reverse in the future. These book tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, foreign currency gains and losses, foreign capital gains taxes, in-kind transactions, futures contracts, corporate actions, real estate investment trusts, passive foreign investment companies,distributions in excess of current earnings, wash sale loss deferrals and partnership basis adjustments.
The tax character of distributions paid during the year ended September 30, 2025, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Dow Jones Global Real Estate ETF	$41,747,272	$—	$41,747,272
SPDR Dow Jones International Real Estate ETF	10,993,685	—	10,993,685
SPDR Portfolio Developed World ex-US ETF	729,115,899	—	729,115,899
SPDR Portfolio Emerging Markets ETF	308,153,287	—	308,153,287
SPDR Portfolio Europe ETF	22,458,433	—	22,458,433
SPDR Portfolio MSCI Global Stock Market ETF	18,472,468	—	18,472,468
SPDR S&P China ETF	12,872,472	—	12,872,472
SPDR S&P Global Natural Resources ETF	113,222,079	—	113,222,079
SPDR S&P International Small Cap ETF	17,196,484	—	17,196,484
SPDR S&P North American Natural Resources ETF	13,051,758	—	13,051,758
The tax character of distributions paid during the year ended September 30, 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Dow Jones Global Real Estate ETF	$ 43,845,452	$ —	$ 43,845,452
SPDR Dow Jones International Real Estate ETF	10,255,916	—	10,255,916
SPDR Portfolio Developed World ex-US ETF	540,844,585	—	540,844,585
SPDR Portfolio Emerging Markets ETF	231,317,669	—	231,317,669
SPDR Portfolio Europe ETF	9,129,235	—	9,129,235
SPDR Portfolio MSCI Global Stock Market ETF	14,117,263	—	14,117,263
SPDR S&P China ETF	21,801,842	—	21,801,842
SPDR S&P Global Natural Resources ETF	126,105,480	—	126,105,480
SPDR S&P International Small Cap ETF	17,062,772	—	17,062,772
SPDR S&P North American Natural Resources ETF	11,978,682	—	11,978,682
At September 30, 2025, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Dow Jones Global Real Estate ETF	$—	$(274,705,427)	$—	$(13,042,152)	$(287,747,579)
SPDR Dow Jones International Real Estate ETF	2,828,230	(715,215,053)	—	(82,740,002)	(795,126,825)
SPDR Portfolio Developed World ex-US ETF	422,237,002	(168,726,408)	—	6,963,625,567	7,217,136,161
SPDR Portfolio Emerging Markets ETF	200,812,254	(571,401,611)	—	3,027,197,220	2,656,607,863
SPDR Portfolio Europe ETF	8,178,036	(87,246,066)	—	22,217,955	(56,850,075)
SPDR Portfolio MSCI Global Stock Market ETF	9,991,211	(24,326,779)	—	302,734,363	288,398,795
SPDR S&P China ETF	6,163,387	(474,769,030)	—	(76,059,609)	(544,665,252)
SPDR S&P Global Natural Resources ETF	31,628,942	(601,359,207)	—	(9,598,681)	(579,328,946)
SPDR S&P International Small Cap ETF	12,897,652	(55,613,106)	—	(59,710,749)	(102,426,203)
SPDR S&P North American Natural Resources ETF	1,565,329	(183,186,186)	—	95,899,953	(85,720,904)
213

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

As of September 30, 2025, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Dow Jones Global Real Estate ETF	$35,090,086	$239,615,341
SPDR Dow Jones International Real Estate ETF	119,445,644	595,769,409
SPDR Portfolio Developed World ex-US ETF	19,524,719	149,201,689
SPDR Portfolio Emerging Markets ETF	27,995,696	543,405,915
SPDR Portfolio Europe ETF	6,385,589	80,860,477
SPDR Portfolio MSCI Global Stock Market ETF	5,411,713	18,915,066
SPDR S&P China ETF	64,606,969	410,162,061
SPDR S&P Global Natural Resources ETF	80,710,649	520,648,558
SPDR S&P International Small Cap ETF	—	55,613,106
SPDR S&P North American Natural Resources ETF	58,497,495	124,688,691
As of September 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones Global Real Estate ETF	$1,155,885,483	$167,697,422	$180,795,489	$(13,098,067)
SPDR Dow Jones International Real Estate ETF	387,691,317	8,353,392	91,142,843	(82,789,451)
SPDR Portfolio Developed World ex-US ETF	23,977,506,075	8,400,787,792	1,440,364,508	6,960,423,284
SPDR Portfolio Emerging Markets ETF	11,535,701,299	4,085,199,948	950,066,496	3,135,133,452
SPDR Portfolio Europe ETF	685,728,907	84,832,222	62,785,511	22,046,711
SPDR Portfolio MSCI Global Stock Market ETF	964,083,422	363,613,311	60,438,932	303,174,379
SPDR S&P China ETF	583,241,923	88,406,400	164,467,212	(76,060,812)
SPDR S&P Global Natural Resources ETF	3,542,861,546	387,213,945	396,871,805	(9,657,860)
SPDR S&P International Small Cap ETF	920,922,409	102,710,438	162,341,529	(59,631,091)
SPDR S&P North American Natural Resources ETF	670,875,957	124,984,057	29,081,740	95,902,317
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of September 30, 2025, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements  of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
214

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of September 30, 2025:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR Dow Jones Global Real Estate ETF	$ 21,063,247	$ 9,880,183	$ 12,269,574	$ 22,149,757
SPDR Dow Jones International Real Estate ETF	14,364,282	9,480,516	5,680,133	15,160,649
SPDR Portfolio Developed World ex-US ETF	1,635,308,125	846,724,173	862,652,134	1,709,376,307
SPDR Portfolio Emerging Markets ETF	1,020,516,662	264,474,935	810,071,192	1,074,546,127
SPDR Portfolio Europe ETF	14,214,917	9,156,450	5,742,478	14,898,928
SPDR Portfolio MSCI Global Stock Market ETF	46,424,349	22,191,899	26,432,518	48,624,417
SPDR S&P China ETF	38,603,177	4,254,739	36,349,800	40,604,539
SPDR S&P Global Natural Resources ETF	437,202,642	187,739,141	263,957,691	451,696,832
SPDR S&P International Small Cap ETF	157,118,247	75,098,760	90,811,029	165,909,789
SPDR S&P North American Natural Resources ETF	44,875,302	36,476,294	10,379,452	46,855,746
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of September 30, 2025:
		Remaining Contractual Maturity of the Agreements as of September 30, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Dow Jones Global Real Estate ETF	Common Stocks	$9,880,183	$—	$—	$—	$9,880,183	$9,880,183
SPDR Dow Jones International Real Estate ETF	Common Stocks	9,480,516	—	—	—	9,480,516	9,480,516
SPDR Portfolio Developed World ex-US ETF	Common Stocks	846,667,869	—	—	—	846,667,869	846,667,869
SPDR Portfolio Developed World ex-US ETF	Rights	56,304	—	—	—	56,304	56,304
SPDR Portfolio Emerging Markets ETF	Common Stocks	264,474,935	—	—	—	264,474,935	264,474,935
SPDR Portfolio Europe ETF	Common Stocks	9,153,372	—	—	—	9,153,372	9,153,372
SPDR Portfolio Europe ETF	Warrants	3,078	—	—	—	3,078	3,078
SPDR Portfolio MSCI Global Stock Market ETF	Common Stocks	22,191,899	—	—	—	22,191,899	22,191,899
SPDR S&P China ETF	Common Stocks	4,254,739	—	—	—	4,254,739	4,254,739
SPDR S&P Global Natural Resources ETF	Common Stocks	187,739,141	—	—	—	187,739,141	187,739,141
SPDR S&P International Small Cap ETF	Common Stocks	75,097,026	—	—	—	75,097,026	75,097,026
SPDR S&P International Small Cap ETF	Warrants	1,734	—	—	—	1,734	1,734
SPDR S&P North American Natural Resources ETF	Common Stocks	36,476,294	—	—	—	36,476,294	36,476,294
11.    Line of Credit
As of September 30, 2025, certain Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $194.29 million of a $1.36 billion ($180 million of $1.26 billion prior to November 1, 2024 and $180 million of $960 million prior to October 3, 2024) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expired on
215

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

October 1, 2025 and renewed effective from October 2, 2025.
Effective October 2, 2025, the Fund and other Participants have access to $210 million of a $1.425 billion revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2026 unless extended or renewed.
The following Funds participate in the credit facility as of September 30, 2025:
SPDR Portfolio Emerging Markets ETF
SPDR S&P China ETF
SPDR S&P International Small Cap ETF
The Funds had no outstanding loans as of September 30, 2025.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
12.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
Each Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in
216

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
217

SPDR INDEX SHARES FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SPDR Dow Jones Global Real Estate ETF, SPDR Dow Jones International Real Estate ETF, SPDR Portfolio Developed World ex-US ETF, SPDR Portfolio Emerging Markets ETF, SPDR Portfolio Europe ETF, SPDR Portfolio MSCI Global Stock Market ETF, SPDR S&P China ETF, SPDR S&P Global Natural Resources ETF, SPDR S&P International Small Cap ETF and SPDR S&P North American Natural Resources ETF and the Board of Trustees of SPDR® Index Shares Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Dow Jones Global Real Estate ETF, SPDR Dow Jones International Real Estate ETF, SPDR Portfolio Developed World ex-US ETF, SPDR Portfolio Emerging Markets ETF, SPDR Portfolio Europe ETF, SPDR Portfolio MSCI Global Stock Market ETF, SPDR S&P China ETF, SPDR S&P Global Natural Resources ETF, SPDR S&P International Small Cap ETF and SPDR S&P North American Natural Resources ETF (collectively referred to as the “Funds”) (ten of the funds constituting SPDR® Index Shares Funds (the “Trust”)), including the schedules of investments, as of September 30, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (ten of the funds constituting SPDR® Index Shares Funds) at September 30, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
November 25, 2025
218

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
September 30, 2025 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended September 30, 2025.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2025 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the year ended September 30, 2025, the total amount of foreign taxes that will be passed through are:
Amount
SPDR Dow Jones International Real Estate ETF	$591,278
SPDR Portfolio Developed World ex-US ETF	47,041,132
SPDR Portfolio Emerging Markets ETF	30,791,254
SPDR Portfolio Europe ETF	1,779,556
SPDR S&P China ETF	619,278
SPDR S&P Global Natural Resources ETF	2,058,376
SPDR S&P International Small Cap ETF	1,439,961
The amount of foreign source income earned on the following Funds during the year ended September 30, 2025 was as follows:
Amount
SPDR Dow Jones International Real Estate ETF	$13,803,351
SPDR Portfolio Developed World ex-US ETF	785,868,925
SPDR Portfolio Emerging Markets ETF	337,552,284
SPDR Portfolio Europe ETF	29,893,725
SPDR S&P China ETF	10,684,458
SPDR S&P Global Natural Resources ETF	83,809,951
SPDR S&P International Small Cap ETF	20,287,300
219

SPDR INDEX SHARES FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
September 30, 2025 (Unaudited)

Board Considerations Regarding Renewal of Investment Advisory Agreement
At a meeting held on May 14-15, 2025, the Board of Trustees of the Trust (the “Board”) evaluated a proposal to approve for an additional one year period the Investment Advisory Agreement between the SPDR Index Shares Funds (the “Trust” or “SIS”) and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series of SIS (the “Advisory Agreement” or “Agreement”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. The Board submitted additional questions and met with representatives of the Adviser and affiliated service providers both on April 17th and again on May 13th to discuss matters related to the Board’s evaluation of the Advisory Agreement and provide the Trustees an opportunity to ask additional questions. In deciding whether to approve the Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, the proposed cost of those services in relation to the services provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the SPDR ETFs, and extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Investment Management (formerly known as “State Street Global Advisors”), through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity and fixed income exchange-traded funds with index-based investment objectives, as well as actively managed exchange-traded funds. The Board also considered the Adviser’s role in overseeing third party sub-advisers, as applicable.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for the actively managed funds. The Board focused on the extent to which each index-based SPDR ETF achieved its objective as a passively managed index fund and reviewed information regarding such SPDR ETF’s index tracking. To the extent such tracking was not consistent with management’s expectations, the Trustees sought additional information about steps being taken to address the positive or negative tracking differences.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on each SPDR ETF’s historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss with representatives of the Adviser and State Street Investment Management, methodologies used in computing costs that formed the bases of profitability calculations.
220

SPDR INDEX SHARES FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
September 30, 2025 (Unaudited)

Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity or fixed income indexes with respect to each series of SIS. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (Broadridge) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds, which may include characteristics of a Fund’s investment strategy that differ from such other similar funds. In their assessment of the reasonableness of the fee, the Trustees noted that the fees for many services to the Funds are paid from the unitary fee.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trusts.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF does not provide for breakpoints as assets of the SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees initially, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement for each SPDR ETF. In approving the continuance of the Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Advisory Agreement are fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly for those SPDR ETFs measured against an index, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trusts’ relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trusts. The Independent Trustees were advised by their independent counsel throughout the process.
221

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits.

(a)(1)	Code of Ethics referred to in Item 2.

(a)(2)	Not applicable to the registrant.

(a)(3)	Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4)	Not applicable to the registrant.

(a)(5)	Not applicable.

(b)

A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Index Shares Funds

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	December 5, 2025

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	December 5, 2025